UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Series Global ex U.S. Index Fund Annual Report October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Life of fundA
Fidelity® Series Global ex U.S. Index Fund	(8.48)%	1.62%	3.96%

 A From September 29, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Global ex U.S. Index Fund on September 29, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Period Ending Values
$14,234	Fidelity® Series Global ex U.S. Index Fund
$14,630	MSCI ACWI (All Country World Index) ex USA Index

Management's Discussion of Fund Performance

Market Recap:  International equities returned -8.08% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. A modestly positive first half of the period gave way to a confluence of overwhelmingly negative factors – including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -11% second-half return. The index lost 8% in October alone, its largest monthly drop in more than six years. Among sectors, new-media-infused communications services (-15%) was hit the hardest, while economically sensitive consumer discretionary (-13%), information technology (-12%), financials (-10%), industrials (-9%) and materials (-7%) stocks also fared poorly. Even the more defensive real estate (-9%), utilities (-6%) and consumer staples (-5%) sectors weren’t spared this period. Conversely, elevated crude-oil prices fueled a positive return for energy (+7%), the top-performing sector, followed by the relatively stable-growing health care segment (+2%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth also pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund's share classes gained roughly -8.5%, compared with a return of -8.08% for the benchmark MSCI ACWI (All Country World Index) ex USA Index. (Note: The fund may use fair-value pricing techniques to better reflect the value of foreign securities whose prices may be stale due to differences in market-closure times and dates around the world. Fair-value pricing is a common industry adjustment process that attempts to best represent the value of fund holdings as of the close in trading in U.S. markets, accounting for any major changes occurring after the close of foreign markets. The MSCI ACWI ex USA Index does not engage in fair-value pricing; differences between fund and index pricing methodologies may cause short-term discrepancies in performance, which tend to smooth out over time.) The biggest detractor in absolute terms was Chinese internet company Tencent (-24%), which struggled due to questions about the sustainability of the company's growth rate as well as regulatory concern. Tencent's decline also weighed on South African media company Naspers (-28%), which owns a large Tencent stake. German pharmaceutical and life sciences company Bayer (-40%) posed another challenge for performance. An unfavorable and costly legal ruling for seed company Monsanto, which Bayer acquired in June, weighed on the stock. British American Tobacco (-30%) also detracted, as the company faced new competitive and regulatory challenges. In contrast, the top individual contributor was Japanese electronics giant Sony (+41%), which experienced strong financial results. Brazilian mining company Vale (+62%) also added value; the company has benefited from better commodity pricing coupled with the firm's success at cutting costs. Better-than-expected earnings boosted shares of Swiss pharmaceutical company Novartis (+10%), while U.K.-based energy giant BP (+13%) also added value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
Japan	15.9%
United Kingdom	10.5%
Canada	6.7%
France	6.6%
Germany	5.9%
Switzerland	5.6%
United States of America*	5.5%
Australia	4.4%
Cayman Islands	3.7%
Other	35.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.3
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.0
Novartis AG (Switzerland, Pharmaceuticals)	0.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	0.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
Total SA (France, Oil, Gas & Consumable Fuels)	0.7
8.8

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	22.7
Industrials	10.3
Consumer Discretionary	9.6
Consumer Staples	9.1
Health Care	7.8
Information Technology	7.7
Materials	7.4
Energy	7.3
Communication Services	7.0
Real Estate	2.5

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 92.8%
		Shares	Value
Australia - 4.4%
AGL Energy Ltd.		192,771	$2,457,194
Alumina Ltd.		717,549	1,295,737
Amcor Ltd.		333,455	3,140,611
AMP Ltd.		844,394	1,476,955
APA Group unit		345,649	2,349,805
Aristocrat Leisure Ltd.		167,555	3,144,333
ASX Ltd.		56,156	2,353,006
Aurizon Holdings Ltd.		584,801	1,739,333
Australia & New Zealand Banking Group Ltd.		843,918	15,496,300
Bank of Queensland Ltd.		113,056	772,585
Bendigo & Adelaide Bank Ltd.		142,727	1,033,968
BHP Billiton Ltd.		936,701	21,613,115
BlueScope Steel Ltd.		162,164	1,650,200
Boral Ltd.		343,980	1,366,537
Brambles Ltd.		464,966	3,496,801
Caltex Australia Ltd.		76,693	1,534,805
Challenger Ltd.		164,784	1,197,258
Cimic Group Ltd.		27,873	933,423
Coca-Cola Amatil Ltd.		147,903	1,037,949
Cochlear Ltd.		16,928	2,128,751
Commonwealth Bank of Australia		513,305	25,164,893
Computershare Ltd.		134,932	1,889,065
Crown Ltd.		108,791	963,775
CSL Ltd.		132,050	17,580,107
DEXUS Property Group unit		297,005	2,145,306
Dominos Pizza Enterprises Ltd.		18,025	689,405
Flight Centre Travel Group Ltd.		16,137	530,232
Fortescue Metals Group Ltd.		455,909	1,291,408
Goodman Group unit		473,700	3,481,978
Harvey Norman Holdings Ltd. (a)		162,693	367,523
Healthscope Ltd.		502,443	750,749
Incitec Pivot Ltd.		480,087	1,325,897
Insurance Australia Group Ltd.		673,091	3,255,515
Lendlease Group unit		167,208	2,083,987
Macquarie Group Ltd.		94,412	7,835,741
Medibank Private Ltd.		808,381	1,597,149
Mirvac Group unit		1,076,858	1,654,792
National Australia Bank Ltd.		793,115	14,204,309
Newcrest Mining Ltd.		224,284	3,273,419
Orica Ltd.		110,350	1,340,957
Origin Energy Ltd. (b)		516,164	2,664,652
QBE Insurance Group Ltd.		396,495	3,178,406
Ramsay Health Care Ltd.		41,879	1,667,295
realestate.com.au Ltd.		15,950	808,947
Rio Tinto Ltd.		120,095	6,497,459
Santos Ltd.		518,599	2,438,513
Scentre Group unit		1,547,683	4,362,047
SEEK Ltd.		99,096	1,253,323
Sonic Healthcare Ltd.		116,426	1,859,181
South32 Ltd.		1,496,122	3,835,313
SP AusNet		520,342	630,101
Stockland Corp. Ltd. unit		711,054	1,817,754
Suncorp Group Ltd.		377,083	3,741,109
Sydney Airport unit		318,961	1,454,617
Tabcorp Holdings Ltd.		552,482	1,807,529
Telstra Corp. Ltd.		1,220,638	2,662,336
The GPT Group unit		530,844	1,939,733
TPG Telecom Ltd.		109,622	556,599
Transurban Group unit		760,561	6,107,625
Treasury Wine Estates Ltd.		207,740	2,224,320
Vicinity Centres unit		964,241	1,809,492
Wesfarmers Ltd.		329,852	10,889,718
Westpac Banking Corp.		998,145	18,960,493
Woodside Petroleum Ltd.		272,762	6,731,501
Woolworths Group Ltd.		381,285	7,676,298

TOTAL AUSTRALIA			259,219,234

Austria - 0.2%
Andritz AG		21,068	1,091,956
Erste Group Bank AG		87,993	3,587,950
OMV AG		42,709	2,376,632
Raiffeisen International Bank-Holding AG		43,593	1,189,952
Voestalpine AG		32,987	1,172,816

TOTAL AUSTRIA			9,419,306

Bailiwick of Jersey - 0.8%
Experian PLC		267,959	6,162,843
Ferguson PLC		67,734	4,573,895
Glencore Xstrata PLC		3,366,646	13,720,903
Randgold Resources Ltd.		27,418	2,156,528
Shire PLC		266,830	16,103,441
WPP PLC		368,402	4,168,738

TOTAL BAILIWICK OF JERSEY			46,886,348

Belgium - 0.6%
Ageas		53,252	2,666,565
Anheuser-Busch InBev SA NV		222,090	16,426,077
Colruyt NV		17,526	1,018,744
Groupe Bruxelles Lambert SA		23,032	2,143,846
KBC Groep NV		73,293	5,055,633
Proximus		44,843	1,145,347
Solvay SA Class A		21,681	2,471,661
Telenet Group Holding NV		15,742	764,558
UCB SA		37,432	3,145,036
Umicore SA		61,110	2,878,703

TOTAL BELGIUM			37,716,170

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (b)		1,008,000	814,940
Alibaba Pictures Group Ltd. (b)		3,960,000	545,375
Beijing Enterprises Water Group Ltd.		1,604,000	816,118
Brilliance China Automotive Holdings Ltd.		896,000	781,520
Cheung Kong Infrastructure Holdings Ltd.		191,500	1,399,263
China Gas Holdings Ltd.		502,000	1,587,564
China Resource Gas Group Ltd.		258,000	986,999
Cosco Shipping Ports Ltd.		457,800	467,027
Credicorp Ltd. (United States)		19,883	4,487,792
Dairy Farm International Holdings Ltd.		100,630	908,689
GOME Electrical Appliances Holdings Ltd. (a)(b)		3,070,418	305,399
Haier Electronics Group Co. Ltd.		361,000	754,045
Hanergy Thin Film Power Group Ltd. (b)(c)		1,902,000	2
HengTen Networks Group Ltd. (b)		5,680,000	202,807
Hongkong Land Holdings Ltd.		338,165	2,001,937
Jardine Matheson Holdings Ltd.		64,422	3,717,794
Jardine Strategic Holdings Ltd.		64,300	2,154,050
Kerry Properties Ltd.		198,000	622,383
Kunlun Energy Co. Ltd.		962,000	1,091,795
Li & Fung Ltd.		1,610,000	318,224
Luye Pharma Group Ltd.		340,000	262,307
Nine Dragons Paper (Holdings) Ltd.		483,000	460,707
NWS Holdings Ltd.		473,515	937,133
Shangri-La Asia Ltd.		372,000	507,578
Shenzhen International Holdings Ltd.		236,000	451,418
Sihuan Pharmaceutical Holdings Group Ltd.		980,000	198,701
Skyworth Digital Holdings Ltd.		406,000	93,709
Yue Yuen Industrial (Holdings) Ltd.		220,500	603,131

TOTAL BERMUDA			27,478,407

Brazil - 1.2%
Ambev SA		1,334,330	5,858,646
Atacadao Distribuicao Comercio e Industria Ltda		113,700	465,615
Banco Bradesco SA		284,383	2,311,591
Banco do Brasil SA		250,500	2,877,570
Banco Santander SA (Brasil) unit		121,500	1,377,751
BB Seguridade Participacoes SA		205,400	1,461,505
BM&F BOVESPA SA		603,325	4,302,632
BR Malls Participacoes SA		246,130	839,944
Brasil Foods SA (b)		144,200	848,577
CCR SA		366,000	1,078,871
Centrais Eletricas Brasileiras SA (Electrobras) (b)		62,100	392,140
Cielo SA		355,914	1,262,412
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		99,000	743,531
Companhia Siderurgica Nacional SA (CSN)		180,000	462,878
Cosan SA Industria e Comercio		47,400	410,762
Drogasil SA		65,800	1,110,723
EDP Energias do Brasil SA		84,280	317,055
Embraer SA		195,600	1,100,069
ENGIE Brasil Energia SA		44,600	476,980
Equatorial Energia SA		51,300	937,226
Fibria Celulose SA		70,295	1,357,167
Hypermarcas SA		101,200	809,818
IRB Brasil Resseguros SA		34,400	669,790
JBS SA		282,000	776,703
Klabin SA unit		196,900	987,807
Kroton Educacional SA		412,892	1,267,023
Localiza Rent A Car SA		151,854	1,173,130
Lojas Renner SA		208,330	2,104,852
M. Dias Branco SA		28,100	335,780
Magazine Luiza SA		23,200	1,052,307
Multiplan Empreendimentos Imobiliarios SA		73,656	455,216
Natura Cosmeticos SA		62,900	550,829
Odontoprev SA		68,200	242,269
Petrobras Distribuidora SA		102,600	661,117
Petroleo Brasileiro SA - Petrobras (ON)		848,111	6,909,774
Porto Seguro SA		29,300	428,143
Rumo SA (b)		321,000	1,436,155
Sul America SA unit		59,237	394,754
Suzano Papel e Celulose SA		129,100	1,313,028
TIM Participacoes SA		259,403	807,868
Ultrapar Participacoes SA		103,400	1,229,464
Vale SA		891,986	13,592,510
Vale SA sponsored ADR		32,996	498,240
Weg SA		245,166	1,185,809

TOTAL BRAZIL			68,876,031

Canada - 6.3%
Agnico Eagle Mines Ltd. (Canada)		68,015	2,402,444
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		126,225	6,028,156
AltaGas Ltd.		76,952	967,417
ARC Resources Ltd.		104,659	974,681
ATCO Ltd. Class I (non-vtg.)		22,443	654,307
Bank of Montreal		187,428	14,013,854
Bank of Nova Scotia		350,235	18,796,082
Barrick Gold Corp.		343,561	4,303,484
Bausch Health Cos., Inc. (Canada) (b)		92,445	2,115,142
BCE, Inc.		44,849	1,735,772
BlackBerry Ltd. (b)		150,133	1,385,633
Bombardier, Inc. Class B (sub. vtg.) (b)		621,943	1,507,082
Brookfield Asset Management, Inc. Class A		246,534	10,060,243
CAE, Inc.		78,336	1,381,717
Cameco Corp.		116,067	1,243,150
Canadian Imperial Bank of Commerce		130,149	11,238,815
Canadian National Railway Co.		214,852	18,367,157
Canadian Natural Resources Ltd.		358,608	9,839,281
Canadian Pacific Railway Ltd.		41,932	8,599,174
Canadian Tire Ltd. Class A (non-vtg.)		18,351	2,065,036
Canadian Utilities Ltd. Class A (non-vtg.)		37,898	899,050
CCL Industries, Inc. Class B		43,350	1,823,634
Cenovus Energy, Inc. (Canada)		303,521	2,568,441
CGI Group, Inc. Class A (sub. vtg.) (b)		75,229	4,645,917
CI Financial Corp.		80,431	1,189,556
Constellation Software, Inc.		5,904	4,063,263
Crescent Point Energy Corp.		163,102	770,629
Dollarama, Inc.		90,259	2,496,358
Emera, Inc.		20,697	638,621
Empire Co. Ltd. Class A (non-vtg.)		51,931	944,774
Enbridge, Inc.		497,401	15,498,795
Encana Corp.		283,370	2,893,002
Fairfax Financial Holdings Ltd. (sub. vtg.)		8,152	3,961,286
Finning International, Inc.		49,806	1,034,370
First Capital Realty, Inc.		51,300	765,340
First Quantum Minerals Ltd.		199,441	1,990,698
Fortis, Inc.		123,051	4,066,025
Franco-Nevada Corp.		53,916	3,367,369
George Weston Ltd.		15,846	1,152,535
Gildan Activewear, Inc.		62,033	1,854,228
Goldcorp, Inc.		252,962	2,284,719
Great-West Lifeco, Inc.		85,842	1,969,909
H&R (REIT) unit		44,569	674,062
Husky Energy, Inc.		104,316	1,474,664
Hydro One Ltd. (d)		94,997	1,381,893
IGM Financial, Inc.		26,589	652,985
Imperial Oil Ltd.		85,275	2,663,609
Industrial Alliance Insurance and Financial Services, Inc.		32,948	1,164,799
Intact Financial Corp.		41,146	3,250,861
Inter Pipeline Ltd.		111,007	1,800,296
Keyera Corp.		61,111	1,522,611
Kinross Gold Corp. (b)		365,469	949,450
Linamar Corp.		14,102	583,919
Loblaw Companies Ltd.		55,530	2,777,238
Lundin Mining Corp.		194,507	799,334
Magna International, Inc. Class A (sub. vtg.)		98,304	4,839,593
Manulife Financial Corp.		579,747	9,129,215
Methanex Corp.		21,095	1,366,059
Metro, Inc. Class A (sub. vtg.)		71,472	2,242,780
National Bank of Canada		99,263	4,506,025
Nutrien Ltd.		185,227	9,805,515
Onex Corp. (sub. vtg.)		25,367	1,667,753
Open Text Corp.		77,882	2,629,098
Pembina Pipeline Corp.		146,900	4,751,416
Power Corp. of Canada (sub. vtg.)		102,298	2,112,089
Power Financial Corp.		73,508	1,583,009
PrairieSky Royalty Ltd.		62,696	952,501
Restaurant Brands International, Inc.		69,504	3,807,686
RioCan (REIT)		47,386	863,887
Rogers Communications, Inc. Class B (non-vtg.)		106,166	5,466,970
Royal Bank of Canada		421,295	30,696,659
Saputo, Inc.		68,293	2,080,772
Seven Generations Energy Ltd. (b)		79,560	852,742
Shaw Communications, Inc. Class B		132,291	2,463,027
Shopify, Inc. Class A (b)		25,868	3,573,712
Smart (REIT)		26,271	600,275
SNC-Lavalin Group, Inc.		51,569	1,841,120
Sun Life Financial, Inc.		177,973	6,517,588
Suncor Energy, Inc.		476,992	16,000,582
Teck Resources Ltd. Class B (sub. vtg.)		148,923	3,078,123
TELUS Corp. (b)		57,495	1,968,836
The Toronto-Dominion Bank		539,214	29,912,871
Thomson Reuters Corp.		82,118	3,821,922
Tourmaline Oil Corp.		76,739	1,119,214
TransCanada Corp.		260,538	9,824,229
Turquoise Hill Resources Ltd. (b)		292,941	494,002
Vermilion Energy, Inc.		42,737	1,133,312
West Fraser Timber Co. Ltd.		17,615	884,998
Wheaton Precious Metals Corp.		130,050	2,137,781
WSP Global, Inc.		30,349	1,515,087

TOTAL CANADA			374,493,315

Cayman Islands - 3.7%
3SBio, Inc. (d)		378,000	548,542
51job, Inc. sponsored ADR (a)(b)		7,233	444,179
58.com, Inc. ADR (b)		26,874	1,762,666
AAC Technology Holdings, Inc.		214,000	1,630,095
Agile Property Holdings Ltd.		454,000	517,570
Airtac International Group		33,000	284,055
Alibaba Group Holding Ltd. sponsored ADR (b)		337,162	47,971,409
Anta Sports Products Ltd.		310,000	1,272,898
ASM Pacific Technology Ltd.		87,800	757,982
Autohome, Inc. ADR Class A (a)		17,205	1,245,298
Baidu.com, Inc. sponsored ADR (b)		80,678	15,333,661
Baozun, Inc. sponsored ADR (a)(b)		10,488	417,527
Car, Inc. (b)		188,000	149,116
Chailease Holding Co. Ltd.		338,316	963,792
Cheung Kong Property Holdings Ltd.		758,116	4,920,728
China Conch Venture Holdings Ltd.		472,500	1,325,563
China First Capital Group Ltd. (b)		912,000	367,500
China Huishan Dairy Holdings Co. Ltd. (b)(c)		894,000	23,940
China Literature Ltd. (b)(d)		54,000	291,624
China Medical System Holdings Ltd.		400,000	475,902
China Mengniu Dairy Co. Ltd.		805,000	2,371,285
China Resources Cement Holdings Ltd.		688,000	606,237
China Resources Land Ltd.		814,465	2,762,676
China State Construction International Holdings Ltd.		581,750	414,691
China Zhongwang Holdings Ltd. (a)		504,000	223,659
Chong Sing Holdings Fintech Group (b)		5,120,000	231,779
CIFI Holdings Group Co. Ltd.		978,000	409,062
CK Hutchison Holdings Ltd.		785,616	7,909,306
Country Garden Holdings Co. Ltd.		2,213,537	2,368,234
Country Garden Services Holdings Co. Ltd. (b)		288,000	371,663
Ctrip.com International Ltd. ADR (a)(b)		119,260	3,968,973
Dali Foods Group Co. Ltd. (d)		597,500	426,680
ENN Energy Holdings Ltd.		221,500	1,882,564
Evergrande Real Estate Group Ltd.		764,000	1,821,843
Fang Holdings Ltd. ADR (b)		54,396	110,424
Fullshare Holdings Ltd. (a)		2,040,000	793,425
Future Land Development Holding Ltd.		542,000	311,020
GCL-Poly Energy Holdings Ltd. (a)(b)		3,932,000	233,154
GDS Holdings Ltd. ADR (a)(b)		17,049	400,140
Geely Automobile Holdings Ltd.		1,447,000	2,767,806
General Interface Solution Holding Ltd.		47,000	155,601
Genscript Biotech Corp. (b)		230,000	350,780
Greentown China Holdings Ltd.		218,500	151,575
Greentown Service Group Co. Ltd.		304,000	200,807
Haitian International Holdings Ltd.		182,000	355,090
Hengan International Group Co. Ltd.		214,000	1,694,655
Huazhu Group Ltd. ADR (a)		38,449	1,005,826
JD.com, Inc. sponsored ADR (b)		210,925	4,960,956
Jiayuan International Group Ltd.		291,496	511,478
Kaisa Group Holdings Ltd.		532,000	129,575
Kingboard Chemical Holdings Ltd.		197,000	527,547
Kingboard Laminates Holdings Ltd.		315,500	241,394
Kingdee International Software Group Co. Ltd.		648,000	528,848
Kingsoft Corp. Ltd.		211,000	298,663
KWG Property Holding Ltd.		324,500	247,866
Lee & Man Paper Manufacturing Ltd.		441,000	377,344
Lijun International Pharmaceutical Holding Ltd.		444,000	373,116
Logan Property Holdings Co. Ltd.		406,000	374,835
Longfor Properties Co. Ltd.		424,000	1,029,458
Meitu, Inc. (b)(d)		497,500	259,473
Melco Crown Entertainment Ltd. sponsored ADR		71,914	1,195,930
MGM China Holdings Ltd.		288,000	406,919
Minth Group Ltd.		220,000	712,578
Momo, Inc. ADR (b)		42,579	1,429,377
NetEase, Inc. ADR		22,987	4,777,848
New Oriental Education & Technology Group, Inc. sponsored ADR		41,553	2,431,266
Nexteer Auto Group Ltd.		237,000	332,443
Noah Holdings Ltd. sponsored ADR (a)(b)		8,664	326,719
Sands China Ltd.		704,000	2,774,004
Semiconductor Manufacturing International Corp. (b)		889,500	734,760
Shenzhou International Group Holdings Ltd.		216,000	2,385,325
Shimao Property Holdings Ltd.		355,500	695,410
Shui On Land Ltd.		908,000	182,944
SINA Corp. (b)		18,466	1,169,082
Sino Biopharmaceutical Ltd.		2,022,000	1,812,644
SOHO China Ltd.		537,500	182,321
Sunac China Holdings Ltd.		704,000	1,912,177
Sunny Optical Technology Group Co. Ltd.		207,200	1,796,696
TAL Education Group ADR (b)		103,225	2,991,461
Tencent Holdings Ltd.		1,662,800	56,966,303
Tingyi (Cayman Islands) Holding Corp.		582,000	860,908
Towngas China Co. Ltd.		248,922	180,931
Uni-President China Holdings Ltd.		388,000	376,524
Vipshop Holdings Ltd. ADR (b)		121,439	590,194
Want Want China Holdings Ltd.		1,483,000	1,059,022
Weibo Corp. sponsored ADR (a)(b)		15,473	913,062
WH Group Ltd. (d)		2,561,000	1,792,907
Wharf Real Estate Investment Co. Ltd.		352,000	2,179,254
Wuxi Biologics (Cayman), Inc. (b)		143,500	1,022,000
Wynn Macau Ltd.		460,000	949,101
Xinyi Solar Holdings Ltd.		775,254	242,207
Yuzhou Properties Co.		423,000	151,034
YY, Inc. ADR (b)		14,493	926,103
Zhen Ding Technology Holding Ltd.		125,230	285,970
Zhongsheng Group Holdings Ltd. Class H		145,500	265,323

TOTAL CAYMAN ISLANDS			221,874,302

Chile - 0.2%
Aguas Andinas SA		833,467	435,891
Banco de Chile		7,080,632	986,805
Banco de Credito e Inversiones		13,084	820,282
Banco de Credito e Inversiones rights 11/29/18 (b)		1,001	3,071
Banco Santander Chile		18,609,227	1,374,292
Cencosud SA		407,905	838,075
Colbun SA		2,507,517	477,362
Compania Cervecerias Unidas SA		49,099	612,322
Compania de Petroleos de Chile SA (COPEC)		112,403	1,579,461
CorpBanca SA		41,793,784	387,310
Empresa Nacional de Telecomunicaciones SA (ENTEL)		40,943	297,070
Empresas CMPC SA		354,575	1,220,626
Enel Chile SA		8,722,515	758,202
Enersis SA		8,095,327	1,266,630
LATAM Airlines Group SA		88,763	809,829
S.A.C.I. Falabella		209,506	1,581,819
S.A.C.I. Falabella rights 11/17/18 (b)		7,257	730

TOTAL CHILE			13,449,777

China - 2.5%
Agricultural Bank of China Ltd. (H Shares)		8,888,000	3,898,867
Air China Ltd. (H Shares)		552,000	444,165
Aisino Co. Ltd. Class A		20,200	68,051
Aluminum Corp. of China Ltd. (H Shares) (b)		1,098,000	397,646
Angang Steel Co. Ltd. (H Shares)		326,000	277,281
Anhui Conch Cement Co. Ltd. (H Shares)		373,000	1,926,370
Anxin Trust Co. Ltd. Class A		38,000	26,529
AVIC Aviation Engine Corp. PLC Class A		12,952	42,315
AVIC Capital Co. Ltd. Class A		60,100	39,632
AviChina Industry & Technology Co. Ltd. (H Shares)		553,000	368,105
Baic Motor Corp. Ltd. (d)		503,500	282,506
Bank Communications Co. Ltd. (H Shares)		2,653,200	1,989,405
Bank of Beijing Co. Ltd. Class A		149,400	130,218
Bank of China Ltd.		150,000	79,993
Bank of China Ltd. (H Shares)		23,071,024	9,826,283
Bank of Hangzhou Co. Ltd. Class A		176,031	201,376
Bank of Jiangsu Co. Ltd. Class A		75,500	70,244
Bank of Nanjing Co. Ltd. Class A		38,800	40,771
Bank of Ningbo Co. Ltd. Class A		18,500	46,703
Bank of Shanghai Co. Ltd. Class A		125,000	218,797
Baoshan Iron & Steel Co. Ltd.		132,500	145,309
BBMG Corp. (H Shares)		700,000	192,809
Beijing Capital International Airport Co. Ltd. (H Shares)		480,000	519,667
Beijing Tongrentang Co. Ltd. Class A		7,500	30,567
BOE Technology Group Co. Ltd. Class A		280,900	110,739
BYD Co. Ltd. (H Shares) (a)		201,000	1,292,990
CGN Power Co. Ltd. (H Shares) (d)		2,649,000	608,038
Changjiang Securities Co. Ltd. Class A		47,800	35,290
China Cinda Asset Management Co. Ltd. (H Shares)		2,464,000	603,279
China CITIC Bank Corp. Ltd. (H Shares)		2,463,293	1,523,469
China Coal Energy Co. Ltd. (H Shares)		456,000	204,102
China Communications Construction Co. Ltd. (H Shares)		1,315,000	1,202,322
China Communications Services Corp. Ltd. (H Shares)		722,000	583,717
China Construction Bank Corp. (H Shares)		27,900,649	22,140,480
China Eastern Airlines Corp. Ltd. (H Shares)		452,000	249,576
China Everbright Bank Co. Ltd. (H Shares)		741,000	329,776
China Fortune Land Development Co. Ltd. Class A		11,300	37,825
China Galaxy Securities Co. Ltd. (H Shares)		901,500	452,937
China Gezhouba Group Co. Ltd. Class A		76,500	70,297
China Huarong Asset Management Co. Ltd. (d)		2,908,000	526,573
China International Capital Corp. Ltd. Class H		300,400	493,392
China International Marine Containers (Group) Ltd. (H Shares)		142,900	126,100
China International Travel Service Corp. Ltd. (A Shares)		6,600	50,789
China Life Insurance Co. Ltd. (H Shares)		2,187,000	4,382,307
China Longyuan Power Grid Corp. Ltd. (H Shares)		902,000	685,534
China Merchants Bank Co. Ltd. (H Shares)		1,239,191	4,772,227
China Merchants Securities Co. Ltd. Class A		21,400	40,587
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A		54,700	147,421
China Minsheng Banking Corp. Ltd. (H Shares)		1,997,832	1,472,525
China Molybdenum Co. Ltd. (H Shares)		1,008,000	374,050
China National Building Materials Co. Ltd. (H Shares)		1,108,000	791,232
China National Chemical Engineering Co. Ltd. Class A		87,400	73,046
China National Nuclear Power Co. Ltd. Class A		198,800	158,740
China Northern Rare Earth Group High-Tech Co. Ltd.		108,600	163,469
China Oilfield Services Ltd. (H Shares)		528,000	494,877
China Pacific Insurance (Group) Co. Ltd. (H Shares)		805,800	3,000,448
China Petroleum & Chemical Corp. (H Shares)		7,479,800	6,092,868
China Railway Construction Corp. Ltd. (H Shares)		620,000	784,295
China Railway Group Ltd. (H Shares)		1,044,000	931,911
China Railway Signal & Communications Corp. (d)		416,000	279,033
China Reinsurance Group Corp.		1,524,000	291,509
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.		30,700	105,669
China Shenhua Energy Co. Ltd.:
(H Shares)		950,000	2,151,506
Class A		31,000	89,058
China Shipbuilding Industry Group Power Co. Ltd.		13,400	39,956
China Shipping Container Lines Co. Ltd. (H Shares) (b)		1,337,000	136,395
China Shipping Development Co. Ltd. (H Shares)		364,000	199,129
China Southern Airlines Ltd. (H Shares)		592,000	320,084
China State Construction Engineering Corp. Ltd. Class A		261,840	201,945
China Telecom Corp. Ltd. (H Shares)		3,990,000	1,882,567
China Tower Corp. Ltd. Class H		10,136,000	1,538,117
China United Network Communications Ltd. Class A		209,200	162,546
China Vanke Co. Ltd. (H Shares)		413,300	1,272,795
China Yangtze Power Co. Ltd. Class A		68,700	153,736
Chongqing Changan Automobile Co. Ltd. (B Shares)		277,800	187,043
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		622,000	342,649
CITIC Securities Co. Ltd. (H Shares)		794,000	1,397,255
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (b)		670,500	239,405
CRRC Corp. Ltd. (H Shares)		1,293,800	1,135,093
Daqin Railway Co. Ltd. (A Shares)		72,100	83,308
Datang International Power Generation Co. Ltd. (H Shares)		934,000	208,430
Dong E-E-Jiao Co. Ltd. Class A		18,800	105,782
Dongfeng Motor Group Co. Ltd. (H Shares)		768,000	756,057
Everbright Securities Co. Ltd. Class A		26,300	36,458
Focus Media Information Technology Co. Ltd. Class A		32,640	28,075
Foshan Haitian Flavouring & Food Co. Ltd. Class A		8,200	75,903
Founder Securities Co. Ltd. Class A		52,800	41,176
Future Land Holdings Co. Ltd. Class A		23,100	82,357
Fuyao Glass Industries Group Co. Ltd.		154,000	454,619
GD Power Development Co. Ltd. Class A		451,300	157,859
Gemdale Corp. Class A		30,000	39,394
GF Securities Co. Ltd. (H Shares)		452,000	584,457
Great Wall Motor Co. Ltd. (H Shares) (a)		868,500	513,882
Gree Electric Appliances, Inc. of Zhuhai Class A (b)		24,200	132,038
Greenland Holdings Corp. Ltd. Class A		45,500	40,245
Guangzhou Automobile Group Co. Ltd. (H Shares)		825,526	834,795
Guangzhou R&F Properties Co. Ltd. (H Shares)		259,200	406,552
Guotai Junan Securities Co. Ltd. Class H		239,600	504,746
Haitong Securities Co. Ltd. (H Shares)		856,400	861,647
Han's Laser Technology Industry Group Co. Ltd.		5,800	26,075
Hangzhou Hikvision Digital Technology Co. Ltd. Class A		50,900	176,583
Henan Shuanghui Investment & Development Co. Ltd. Class A		12,000	38,775
Hengli Petrochemical Co. Ltd. Class A		34,400	69,731
Hengtong Optic-electric Co. Ltd. Class A		23,400	54,813
Huadian Power International Corp. Ltd. (H Shares)		526,000	199,213
Huadong Medicine Co. Ltd. Class A		6,300	32,206
Huaneng Power International, Inc. (H Shares)		1,292,000	719,979
Huaneng Renewables Corp. Ltd. (H Shares)		1,374,000	352,175
Huatai Securities Co. Ltd. (H Shares) (d)		543,000	872,462
Huaxia Bank Co. Ltd. Class A		236,200	270,885
Huayu Automotive Systems Co. Ltd. Class A		12,700	31,733
iFlytek Co. Ltd.		8,700	28,149
Industrial & Commercial Bank of China Ltd. (H Shares)		20,438,008	13,866,638
Industrial Bank Co. Ltd. Class A		145,200	335,542
Industrial Securities Co. Ltd. Class A		51,400	36,106
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		35,500	112,368
Inner Mongolia Baotou Steel Union Co. Ltd. Class A		176,600	41,013
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		290,400	344,995
Jiangsu Expressway Co. Ltd. (H Shares)		300,000	402,451
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		18,800	165,964
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A		9,100	115,308
Jiangxi Copper Co. Ltd. (H Shares)		345,000	380,110
Jinke Properties Group Co. Ltd. Class A		152,000	130,958
Kangmei Pharmaceutical Co. Ltd. Class A		42,400	75,067
Kweichow Moutai Co. Ltd. (A Shares)		6,000	472,128
Legend Holdings Corp. (d)		122,800	333,545
LONGi Green Energy Technology Co. Ltd.		9,100	17,676
Luxshare Precision Industry Co. Ltd. Class A		17,550	41,764
Luzhou Laojiao Co. Ltd. Class A		4,700	25,644
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A		12,720	26,641
Metallurgical Corp. China Ltd. (H Shares)		663,000	160,636
Midea Group Co. Ltd. Class A		37,800	200,714
NARI Technology Co. Ltd. Class A		70,200	174,603
New China Life Insurance Co. Ltd. (H Shares)		249,600	1,166,526
Ningbo Zhoushan Port Co. Ltd. Class A		70,000	37,731
Orient Securities Co. Ltd. Class A		27,500	36,348
People's Insurance Co. of China Group (H Shares)		2,069,000	844,280
PetroChina Co. Ltd. (H Shares)		6,208,000	4,463,699
PICC Property & Casualty Co. Ltd. (H Shares)		2,014,001	1,951,862
Ping An Bank Co. Ltd. Class A		135,300	211,611
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,563,500	14,723,949
Poly Developments & Holdings Class A		77,200	139,445
Postal Savings Bank of China Co. Ltd.		773,000	461,319
Power Construction Corp. of China Ltd. Class A		52,346	35,494
Qingdao Haier Co. Ltd.		59,700	108,349
Rongsheng Petrochemical Co. Ltd. Class A		48,000	71,013
SAIC Motor Corp. Ltd.		51,800	201,314
Sanan Optoelectronics Co. Ltd. Class A		15,300	30,838
Sany Heavy Industry Co. Ltd. Class A		38,500	43,436
SDIC Power Holdings Co. Ltd. Class A		46,600	47,498
Shaanxi Coal Industry Co. Ltd. Class A		40,100	49,035
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		588,000	525,619
Shanghai Construction Group Co. Ltd. Class A		192,600	83,107
Shanghai Electric Group Co. Ltd. (H Shares)		820,000	266,643
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		171,500	513,935
Shanghai International Airport Co. Ltd. (A Shares)		6,272	44,552
Shanghai International Port Group Co. Ltd. Class A		48,000	37,158
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		258,410	328,181
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)		257,800	569,386
Shanghai Pudong Development Bank Co. Ltd.		175,800	276,717
Shanghaioriental Pearl Media Co. Ltd.		22,490	29,436
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A		11,900	55,170
Shenergy Co. Ltd. Class A		85,171	61,659
Shenwan Hongyuan Group Co. Ltd. Class A		322,100	205,940
Shenzhen Overseas Chinese Town Co. Ltd. Class A		40,200	33,252
Sichuan Chuantou Energy Co. Ltd. class A		59,800	69,096
Sinopec Engineering Group Co. Ltd. (H Shares)		371,500	345,352
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		874,000	383,394
Sinopharm Group Co. Ltd. (H Shares)		340,400	1,640,806
Sinotrans Ltd. (H Shares)		498,000	173,368
Suning.com Co. Ltd. Class A		26,000	42,416
Suzhou Gold Mantis Consolidated Co. Ltd.		81,600	93,817
TBEA Co. Ltd. Class A		39,900	39,753
TCL Corp. Class A		339,900	120,355
Tong Ren Tang Technologies Co. Ltd. (H Shares)		193,000	276,138
TravelSky Technology Ltd. (H Shares)		252,000	610,562
Tsingtao Brewery Co. Ltd. (H Shares)		106,000	418,353
Weichai Power Co. Ltd. (H Shares)		571,800	565,095
Wuliangye Yibin Co. Ltd. Class A		22,300	153,928
XCMG Construction Machinery Co. Ltd. Class A		180,500	85,907
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)		195,600	145,666
Yanzhou Coal Mining Co. Ltd. (H Shares)		534,000	504,586
Yonghui Superstores Co. Ltd. Class A		36,600	37,462
Yunnan Baiyao Group Co. Ltd. (c)		3,000	30,204
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A		2,500	27,775
Zhaojin Mining Industry Co. Ltd. (H Shares) (a)		340,500	300,469
Zhejiang Century Huatong Group Co. Ltd. Class A (c)		9,100	42,267
Zhejiang Chint Electric Co. Ltd. Class A		11,400	37,179
Zhejiang Dahua Technology Co. Ltd.		13,200	21,780
Zhejiang Expressway Co. Ltd. (H Shares)		362,000	303,284
Zhejiang Longsheng Group Co. Ltd. Class A		69,200	88,092
Zhejiang Zheneng Electric Power Co. Ltd. Class A		83,500	56,619
Zhengzhou Yutong Bus Co. Ltd.		14,600	22,311
ZhongAn Online P & C Insurance Co. Ltd. Class H (a)(b)(d)		50,200	166,758
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		155,300	829,777
Zijin Mng Group Co. Ltd. (H Shares)		1,887,000	700,230
ZTE Corp. (H Shares)		233,136	355,563

TOTAL CHINA			151,019,621

Colombia - 0.1%
Bancolombia SA		74,733	702,877
Cementos Argos SA		136,748	298,173
Ecopetrol SA		1,444,045	1,677,503
Grupo de Inversiones Suramerica SA		71,012	692,584
Interconexion Electrica SA ESP		132,250	491,290
Inversiones Argos SA		86,960	405,155

TOTAL COLOMBIA			4,267,582

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		46,846	1,114,816
Komercni Banka A/S		21,454	815,008
MONETA Money Bank A/S (d)		131,694	437,033
Telefonica Czech Rep A/S		17,456	183,694

TOTAL CZECH REPUBLIC			2,550,551

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A		1,065	1,267,607
Series B		1,941	2,449,951
Carlsberg A/S Series B		30,771	3,394,345
Christian Hansen Holding A/S		28,859	2,917,051
Coloplast A/S Series B		34,615	3,231,903
Danske Bank A/S		209,131	4,011,554
DONG Energy A/S (d)		55,202	3,507,270
DSV de Sammensluttede Vognmaend A/S		54,923	4,415,920
Genmab A/S (b)		18,099	2,479,548
H Lundbeck A/S		20,658	964,703
ISS Holdings A/S		48,495	1,594,683
Novo Nordisk A/S Series B		530,590	22,914,355
Novozymes A/S Series B		63,480	3,136,945
Pandora A/S		31,874	1,994,151
Tryg A/S		34,664	837,801
Vestas Wind Systems A/S		57,077	3,579,606
William Demant Holding A/S (b)		29,342	965,757

TOTAL DENMARK			63,663,150

Egypt - 0.0%
Commercial International Bank SAE		242,126	1,074,164
Commercial International Bank SAE sponsored GDR		61,969	269,255
Eastern Tobacco Co.		246,485	218,425
Elsewedy Electric Co.		266,250	223,608

TOTAL EGYPT			1,785,452

Finland - 0.8%
Elisa Corp. (A Shares)		41,408	1,648,562
Fortum Corp.		129,628	2,730,177
Kone Oyj (B Shares)		98,854	4,816,820
Metso Corp.		31,344	990,855
Neste Oyj		37,570	3,096,204
Nokia Corp.		1,643,450	9,283,165
Nokian Tyres PLC		34,064	1,083,399
Nordea Bank ABP (b)		885,146	7,698,352
Orion Oyj (B Shares)		30,687	1,056,632
Sampo Oyj (A Shares)		128,982	5,940,079
Stora Enso Oyj (R Shares)		161,534	2,434,303
UPM-Kymmene Corp.		155,968	5,018,830
Wartsila Corp.		128,007	2,182,781

TOTAL FINLAND			47,980,159

France - 6.5%
Accor SA		54,309	2,486,359
Aeroports de Paris		8,697	1,821,386
Air Liquide SA		88,478	10,722,963
Alstom SA		44,545	1,950,043
Amundi SA (d)		17,730	1,055,905
Arkema SA		19,823	2,083,145
Atos Origin SA		27,848	2,390,256
AXA SA		566,614	14,180,468
BIC SA		7,317	701,131
bioMerieux SA		11,853	904,865
BNP Paribas SA		327,989	17,137,145
Bollore SA		252,219	1,068,999
Bouygues SA		63,460	2,317,346
Bureau Veritas SA		76,909	1,737,864
Capgemini SA		46,913	5,738,689
Carrefour SA		170,663	3,315,120
Casino Guichard Perrachon SA (a)		17,132	756,778
CNP Assurances		49,831	1,111,889
Compagnie de St. Gobain		145,206	5,470,117
Credit Agricole SA		332,909	4,263,718
Danone SA		179,598	12,717,943
Dassault Aviation SA		729	1,209,653
Dassault Systemes SA		38,097	4,783,240
Edenred SA		68,421	2,598,476
EDF SA		148,035	2,461,423
EDF SA (b)		23,260	386,751
Eiffage SA		23,009	2,252,204
ENGIE		533,048	7,109,237
Essilor International SA		60,741	8,307,394
Eurazeo SA		14,017	1,024,819
Eutelsat Communications		50,378	1,021,956
Faurecia SA		22,258	1,081,784
Fonciere des Regions		10,697	1,075,291
Gecina SA		13,120	1,927,390
Groupe Eurotunnel SA		136,609	1,719,826
Hermes International SCA		9,264	5,298,899
ICADE		9,867	837,072
Iliad SA		7,833	907,167
Imerys SA		10,822	668,036
Ingenico SA		17,260	1,224,583
Ipsen SA		11,168	1,550,821
JCDecaux SA		22,870	752,762
Kering SA		22,135	9,868,027
Klepierre SA		59,415	2,018,892
L'Oreal SA		50,693	11,420,326
L'Oreal SA (b)		23,031	5,188,518
Legrand SA		77,467	5,066,281
LVMH Moet Hennessy - Louis Vuitton SA		81,215	24,641,072
Michelin CGDE Series B		49,758	5,093,953
Natixis SA		278,119	1,627,349
Orange SA		580,961	9,067,842
Pernod Ricard SA		61,909	9,452,342
Peugeot Citroen SA		171,749	4,090,998
Publicis Groupe SA		60,695	3,522,555
Remy Cointreau SA		6,878	817,209
Renault SA		56,086	4,197,150
Rexel SA		86,974	1,110,220
Safran SA		97,431	12,590,796
Sanofi SA		328,438	29,349,408
Schneider Electric SA		159,372	11,524,365
SCOR SE		47,326	2,186,972
SEB SA		6,488	931,072
Societe Generale Series A		223,973	8,210,347
Sodexo SA		18,491	1,887,458
Sodexo SA (b)		7,786	794,751
SR Teleperformance SA		16,870	2,782,096
Suez Environnement SA		109,494	1,585,575
Thales SA		31,008	3,968,697
Total SA		706,534	41,456,182
Ubisoft Entertainment SA (b)		23,020	2,072,851
Valeo SA		69,415	2,238,930
Veolia Environnement SA		155,858	3,110,504
VINCI SA		147,533	13,130,344
Vivendi SA		303,484	7,319,522
Wendel SA		7,965	1,033,870

TOTAL FRANCE			385,487,387

Germany - 5.5%
adidas AG		54,949	12,945,501
Allianz SE		128,538	26,777,031
Axel Springer Verlag AG		14,266	948,497
BASF AG		267,751	20,546,826
Bayer AG		272,189	20,863,956
Bayerische Motoren Werke AG (BMW)		96,839	8,361,264
Beiersdorf AG		29,293	3,032,535
Brenntag AG		45,001	2,353,303
Commerzbank AG (b)		295,362	2,789,744
Continental AG		32,096	5,305,798
Covestro AG (d)		56,109	3,630,082
Daimler AG (Germany)		265,347	15,736,551
Delivery Hero AG (b)(d)		26,659	1,076,161
Deutsche Bank AG		573,088	5,615,434
Deutsche Borse AG		56,360	7,122,359
Deutsche Lufthansa AG		70,131	1,410,746
Deutsche Post AG		288,043	9,095,036
Deutsche Telekom AG		970,646	15,920,222
Deutsche Wohnen AG (Bearer)		103,502	4,740,843
Drillisch AG		16,022	715,730
E.ON AG		642,523	6,213,236
Evonik Industries AG		46,784	1,451,923
Fraport AG Frankfurt Airport Services Worldwide		11,799	912,771
Fresenius Medical Care AG & Co. KGaA		62,257	4,888,202
Fresenius Medical Care AG & Co. KGaA sponsored ADR		1,480	57,838
Fresenius SE & Co. KGaA		121,476	7,720,508
GEA Group AG		50,158	1,525,956
Hannover Reuck SE		17,484	2,358,567
HeidelbergCement Finance AG		43,536	2,958,663
Henkel AG & Co. KGaA		28,986	2,843,164
Hochtief AG		5,691	844,414
Hugo Boss AG		18,460	1,321,013
Infineon Technologies AG		331,477	6,641,769
innogy SE (d)		38,328	1,693,076
K&S AG (a)		55,420	1,033,846
KION Group AG		20,685	1,211,272
Lanxess AG		25,167	1,560,956
MAN SE		9,370	976,390
Merck KGaA		37,931	4,065,116
Metro Wholesale & Food Specialist AG		54,243	817,130
MTU Aero Engines Holdings AG		15,198	3,232,792
Muenchener Rueckversicherungs AG		43,605	9,381,479
OSRAM Licht AG		29,512	1,197,347
ProSiebenSat.1 Media AG		67,568	1,560,246
Puma AG		2,443	1,256,247
RWE AG		151,341	2,951,790
SAP SE		286,906	30,720,028
Schaeffler AG		49,524	523,463
Siemens AG		223,242	25,660,955
Siemens Healthineers AG (d)		43,503	1,802,924
Symrise AG		36,001	3,023,988
Telefonica Deutschland Holding AG		219,912	855,601
Thyssenkrupp AG		127,855	2,689,938
TUI AG		21,520	356,113
TUI AG (GB)		106,795	1,773,205
Uniper SE		58,916	1,702,313
United Internet AG		35,675	1,478,099
Volkswagen AG		11,522	1,902,747
Vonovia SE		141,765	6,490,245
Wirecard AG		34,325	6,430,456
Zalando SE (a)(b)		33,051	1,280,284

TOTAL GERMANY			326,353,689

Greece - 0.1%
Alpha Bank AE (b)		401,880	607,678
EFG Eurobank Ergasias SA (b)		544,814	367,165
Ff Group (b)(c)		7,090	30,837
Greek Organization of Football Prognostics SA		62,209	584,827
Hellenic Telecommunications Organization SA		72,928	813,629
Jumbo SA		29,549	431,077
Motor Oil (HELLAS) Corinth Refineries SA		19,546	462,700
National Bank of Greece SA (b)		164,640	285,314
Piraeus Bank SA		71,596	105,421
Titan Cement Co. SA (Reg.)		12,970	285,583

TOTAL GREECE			3,974,231

Hong Kong - 2.4%
AIA Group Ltd.		3,522,000	26,655,449
Bank of East Asia Ltd.		370,821	1,201,086
Beijing Enterprises Holdings Ltd.		142,500	770,472
BOC Hong Kong (Holdings) Ltd.		1,081,000	4,038,957
BYD Electronic International Co. Ltd.		190,000	222,661
China Agri-Industries Holdings Ltd.		486,000	162,373
China Everbright International Ltd.		1,012,629	807,061
China Everbright Ltd.		280,000	494,877
China Jinmao Holdings Group Ltd.		1,494,000	626,791
China Merchants Holdings International Co. Ltd.		397,250	675,765
China Mobile Ltd.		1,785,500	16,726,347
China Overseas Land and Investment Ltd.		1,096,000	3,431,136
China Power International Development Ltd. (a)		1,391,000	274,938
China Resources Beer Holdings Co. Ltd.		426,989	1,483,745
China Resources Pharmaceutical Group Ltd. (d)		460,000	674,577
China Resources Power Holdings Co. Ltd.		533,780	937,967
China Taiping Insurance Group Ltd.		468,865	1,566,481
China Travel International Investment HK Ltd.		566,000	151,569
China Unicom Ltd.		1,810,000	1,893,168
CITIC Pacific Ltd.		1,662,000	2,492,380
CLP Holdings Ltd.		477,500	5,352,272
CNOOC Ltd.		5,198,000	8,852,090
CSPC Pharmaceutical Group Ltd.		1,364,000	2,876,907
Far East Horizon Ltd.		640,000	620,254
Fosun International Ltd.		709,500	1,035,033
Galaxy Entertainment Group Ltd.		695,000	3,757,739
Guangdong Investment Ltd.		864,000	1,542,473
Hang Lung Group Ltd.		254,000	624,477
Hang Lung Properties Ltd.		577,000	1,044,817
Hang Seng Bank Ltd.		222,300	5,204,609
Henderson Land Development Co. Ltd.		391,724	1,823,262
Hong Kong & China Gas Co. Ltd.		2,672,359	5,104,579
Hong Kong Exchanges and Clearing Ltd.		343,291	9,105,456
Hua Hong Semiconductor Ltd. (d)		120,000	208,724
Hysan Development Co. Ltd.		181,434	850,260
Lenovo Group Ltd.		2,080,000	1,323,548
Link (REIT)		625,730	5,545,589
MMG Ltd. (b)		704,000	263,934
MTR Corp. Ltd.		439,117	2,127,844
New World Development Co. Ltd.		1,828,497	2,317,697
PCCW Ltd.		1,208,627	662,730
Power Assets Holdings Ltd.		401,000	2,676,930
Shanghai Industrial Holdings Ltd.		128,000	268,994
Shenzhen Investment Ltd.		722,000	207,155
Sino Land Ltd.		980,114	1,537,296
Sino-Ocean Group Holding Ltd.		951,913	372,659
Sinotruk Hong Kong Ltd.		224,500	322,352
SJM Holdings Ltd.		582,000	469,789
Sun Art Retail Group Ltd.		683,417	746,866
Sun Hung Kai Properties Ltd.		464,083	6,031,309
Swire Pacific Ltd. (A Shares)		145,000	1,504,186
Swire Properties Ltd.		333,800	1,138,639
Techtronic Industries Co. Ltd.		398,000	1,862,623
Wharf Holdings Ltd.		349,000	870,503
Wheelock and Co. Ltd.		230,000	1,227,437
Winteam Pharmaceutical Group Ltd.		720,000	458,151
Yuexiu Property Co. Ltd.		1,656,000	261,853

TOTAL HONG KONG			145,488,836

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		107,352	1,125,760
OTP Bank PLC		64,832	2,329,558
Richter Gedeon PLC		43,208	803,412

TOTAL HUNGARY			4,258,730

India - 2.0%
Adani Ports & Special Economic Zone Ltd.		149,401	644,085
Ambuja Cements Ltd.		182,145	485,531
Ashok Leyland Ltd.		343,417	532,584
Asian Paints Ltd.		83,876	1,395,363
Aurobindo Pharma Ltd.		78,274	837,720
Avenue Supermarts Ltd. (b)(d)		35,692	645,675
Axis Bank Ltd. (b)		524,385	4,129,284
Bajaj Auto Ltd.		24,707	866,449
Bajaj Finance Ltd.		50,538	1,628,033
Bajaj Finserv Ltd.		10,916	797,690
Bharat Forge Ltd.		59,538	470,846
Bharat Heavy Electricals Ltd.		270,422	251,373
Bharat Petroleum Corp. Ltd.		224,507	835,071
Bharti Airtel Ltd.		406,566	1,607,079
Bharti Infratel Ltd.		152,647	555,709
Bosch Ltd. (b)		2,183	582,837
Britannia Industries Ltd.		8,193	625,231
Cadila Healthcare Ltd.		69,489	338,284
Cipla Ltd. (b)		104,194	886,480
Coal India Ltd.		196,205	706,057
Container Corp. of India Ltd.		46,508	398,519
Dabur India Ltd.		156,831	815,856
Dr. Reddy's Laboratories Ltd.		33,473	1,149,662
Eicher Motors Ltd.		3,887	1,149,104
GAIL India Ltd.		232,501	1,176,494
Glenmark Pharmaceuticals Ltd.		46,694	392,379
Godrej Consumer Products Ltd.		104,618	1,025,316
Grasim Industries Ltd. (b)		93,415	1,052,813
Havells India Ltd. (b)		72,836	635,986
HCL Technologies Ltd.		163,973	2,340,318
Hero Motocorp Ltd.		14,683	548,399
Hindalco Industries Ltd.		340,430	1,014,478
Hindustan Petroleum Corp. Ltd.		178,106	539,784
Hindustan Unilever Ltd.		188,844	4,140,729
Housing Development Finance Corp. Ltd.		464,897	11,121,133
ICICI Bank Ltd.		690,943	3,313,314
Indiabulls Housing Finance Ltd.		82,270	928,374
Indian Oil Corp. Ltd.		422,332	790,588
Infosys Ltd.		1,019,162	9,416,227
InterGlobe Aviation Ltd. (d)		26,910	323,422
ITC Ltd.		997,450	3,777,525
JSW Steel Ltd.		244,564	1,122,296
Larsen & Toubro Ltd.		137,486	2,411,954
LIC Housing Finance Ltd.		80,085	445,145
Lupin Ltd. (b)		67,567	808,913
Mahindra & Mahindra Financial Services Ltd. (b)		93,524	517,189
Mahindra & Mahindra Ltd.		216,053	2,237,504
Marico Ltd.		130,409	566,528
Maruti Suzuki India Ltd.		30,452	2,724,211
Motherson Sumi Systems Ltd. (b)		275,010	607,022
Nestle India Ltd.		6,561	900,217
NTPC Ltd.		568,395	1,226,937
Oil & Natural Gas Corp. Ltd.		405,537	840,299
Page Industries Ltd.		1,626	647,533
Petronet LNG Ltd.		164,878	503,150
Pidilite Industries Ltd.		33,297	431,677
Piramal Enterprises Ltd.		24,331	714,797
Power Grid Corp. of India Ltd.		457,097	1,149,232
Rec Ltd.		191,503	301,392
Reliance Industries Ltd.		831,134	11,925,919
Shree Cement Ltd.		2,452	461,403
Shriram Transport Finance Co. Ltd.		42,577	670,547
Siemens India Ltd.		17,780	223,981
State Bank of India (b)		518,439	1,972,536
Sun Pharmaceutical Industries Ltd.		247,171	1,939,169
Tata Consultancy Services Ltd.		268,059	7,024,588
Tata Motors Ltd. (b)		463,373	1,122,527
Tata Power Co. Ltd.		303,384	314,008
Tata Steel Ltd.		105,865	792,771
Tech Mahindra Ltd. (b)		137,603	1,384,030
Titan Co. Ltd.		88,292	1,008,267
Ultratech Cemco Ltd. (b)		28,205	1,334,513
United Spirits Ltd. (b)		85,378	665,847
UPL Ltd. (b)		104,554	953,299
Vedanta Ltd. (b)		383,680	1,095,376
Vodafone Idea Ltd. (b)		538,861	281,598
Wipro Ltd.		327,067	1,463,891
Yes Bank Ltd.		494,464	1,257,554
Zee Entertainment Enterprises Ltd.		135,750	827,972

TOTAL INDIA			119,747,593

Indonesia - 0.5%
PT Adaro Energy Tbk		4,314,600	468,284
PT Astra International Tbk		5,940,300	3,086,885
PT Bank Central Asia Tbk		2,875,200	4,472,849
PT Bank Danamon Indonesia Tbk Series A		866,613	423,259
PT Bank Mandiri (Persero) Tbk		5,476,300	2,460,620
PT Bank Negara Indonesia (Persero) Tbk		2,142,389	1,032,264
PT Bank Rakyat Indonesia Tbk		16,138,400	3,343,921
PT Bank Tabungan Negara Tbk		1,333,900	186,013
PT Bumi Serpong Damai Tbk (b)		2,115,300	153,056
PT Charoen Pokphand Indonesia Tbk		2,134,800	772,334
PT Gudang Garam Tbk		140,000	665,812
PT Hanjaya Mandala Sampoerna Tbk		2,721,900	667,830
PT Indah Kiat Pulp & Paper Tbk		780,800	653,556
PT Indocement Tunggal Prakarsa Tbk		539,700	614,163
PT Indofood CBP Sukses Makmur Tbk		676,300	397,038
PT Indofood Sukses Makmur Tbk		1,255,600	493,485
PT Jasa Marga Tbk		636,453	173,740
PT Kalbe Farma Tbk		6,297,200	567,483
PT Matahari Department Store Tbk		732,200	233,591
PT Pakuwon Jati Tbk		5,371,500	168,892
PT Perusahaan Gas Negara Tbk Series B		3,228,800	471,497
PT Semen Gresik (Persero) Tbk		888,900	526,236
PT Surya Citra Media Tbk		1,503,100	155,229
PT Telekomunikasi Indonesia Tbk Series B		14,661,400	3,714,088
PT Tower Bersama Infrastructure Tbk		518,900	159,740
PT Unilever Indonesia Tbk		447,800	1,273,222
PT United Tractors Tbk		479,912	1,057,527
PT Waskita Karya Persero Tbk		1,384,500	131,142

TOTAL INDONESIA			28,523,756

Ireland - 0.4%
AIB Group PLC		240,525	1,163,824
Bank Ireland Group PLC		284,354	2,017,791
CRH PLC		245,148	7,312,319
DCC PLC (United Kingdom)		28,740	2,466,787
James Hardie Industries PLC CDI		129,376	1,721,495
Kerry Group PLC Class A		46,233	4,739,106
Paddy Power Betfair PLC (Ireland)		24,430	2,108,503
Ryanair Holdings PLC (b)		4,983	67,414
Ryanair Holdings PLC sponsored ADR (b)		7,974	660,247
Smurfit Kappa Group PLC		65,586	2,137,951

TOTAL IRELAND			24,395,437

Isle of Man - 0.1%
Gaming VC Holdings SA		158,442	1,897,618
Genting Singapore Ltd.		1,763,000	1,120,052
NEPI Rockcastle PLC		107,350	926,983

TOTAL ISLE OF MAN			3,944,653

Israel - 0.3%
Azrieli Group		12,436	603,772
Bank Hapoalim BM (Reg.)		309,933	2,099,631
Bank Leumi le-Israel BM		438,820	2,739,197
Bezeq The Israel Telecommunication Corp. Ltd.		637,184	732,791
Check Point Software Technologies Ltd. (b)		37,144	4,122,984
Elbit Systems Ltd. (Israel)		7,016	839,313
Israel Chemicals Ltd.		202,320	1,167,194
Mizrahi Tefahot Bank Ltd.		40,829	687,974
NICE Systems Ltd. (b)		18,055	1,914,295
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		282,417	5,642,692

TOTAL ISRAEL			20,549,843

Italy - 1.2%
Assicurazioni Generali SpA		341,503	5,523,552
Atlantia SpA		145,674	2,930,358
Davide Campari-Milano SpA		170,382	1,311,321
Enel SpA		2,370,156	11,621,029
Eni SpA		740,958	13,159,230
Intesa Sanpaolo SpA		4,343,909	9,622,083
Leonardo SpA		116,239	1,262,601
Luxottica Group SpA		49,462	3,110,404
Mediobanca SpA		180,017	1,580,604
Moncler SpA		52,900	1,839,458
Pirelli & C. S.p.A. (d)		119,514	879,077
Poste Italiane SpA (d)		152,460	1,096,542
Prysmian SpA		69,835	1,357,332
Recordati SpA		30,024	1,017,480
Snam Rete Gas SpA		658,705	2,726,184
Telecom Italia SpA (b)		3,449,361	2,028,756
Terna SpA		407,621	2,107,624
UniCredit SpA		585,824	7,508,546

TOTAL ITALY			70,682,181

Japan - 15.9%
ABC-MART, Inc.		8,900	520,583
ACOM Co. Ltd. (a)		109,200	403,566
AEON Co. Ltd.		178,000	4,085,485
AEON Financial Service Co. Ltd.		33,800	663,808
AEON MALL Co. Ltd.		28,320	524,310
Agc, Inc.		54,200	1,775,290
Air Water, Inc.		42,400	688,035
Aisin Seiki Co. Ltd.		47,100	1,851,274
Ajinomoto Co., Inc.		133,200	2,151,908
Alfresa Holdings Corp.		55,000	1,469,624
All Nippon Airways Ltd.		33,000	1,109,645
Alps Electric Co. Ltd.		55,100	1,298,862
Amada Holdings Co. Ltd.		99,100	933,605
Aozora Bank Ltd.		34,300	1,183,570
Asahi Group Holdings		105,600	4,640,600
Asahi Kasei Corp.		367,800	4,413,031
Asics Corp.		46,400	674,401
Astellas Pharma, Inc.		550,200	8,500,703
Bandai Namco Holdings, Inc.		57,800	2,056,693
Bank of Kyoto Ltd.		15,200	685,674
Benesse Holdings, Inc.		21,000	585,324
Bridgestone Corp.		177,100	6,828,852
Brother Industries Ltd.		64,100	1,176,506
Calbee, Inc.		24,200	804,272
Canon, Inc.		286,600	8,163,346
Canon, Inc. sponsored ADR (a)		4,174	117,623
Casio Computer Co. Ltd.		55,800	842,198
Central Japan Railway Co.		42,100	8,079,356
Chiba Bank Ltd.		183,300	1,159,622
Chubu Electric Power Co., Inc.		176,700	2,548,135
Chugai Pharmaceutical Co. Ltd.		65,700	3,846,523
Chugoku Electric Power Co., Inc.		79,900	1,028,181
Coca-Cola West Co. Ltd.		39,500	1,034,453
Concordia Financial Group Ltd.		316,700	1,449,460
Credit Saison Co. Ltd.		47,900	760,653
CyberAgent, Inc.		29,400	1,251,063
CYBERDYNE, Inc. (a)(b)		34,400	243,286
Dai Nippon Printing Co. Ltd.		70,300	1,577,357
Dai-ichi Mutual Life Insurance Co.		314,900	5,909,204
Daicel Chemical Industries Ltd.		78,100	827,133
Daifuku Co. Ltd.		29,700	1,279,231
Daiichi Sankyo Kabushiki Kaisha		165,900	6,341,230
Daikin Industries Ltd.		72,700	8,426,797
Dainippon Sumitomo Pharma Co. Ltd.		46,800	977,826
Daito Trust Construction Co. Ltd.		20,900	2,759,871
Daiwa House Industry Co. Ltd.		165,200	4,988,105
Daiwa House REIT Investment Corp.		482	1,055,116
Daiwa Securities Group, Inc.		470,700	2,699,328
DeNA Co. Ltd.		28,900	480,717
DENSO Corp.		127,300	5,678,315
Dentsu, Inc.		63,100	2,926,567
Disco Corp.		8,400	1,337,776
Don Quijote Holdings Co. Ltd.		34,600	2,072,903
East Japan Railway Co.		89,900	7,851,663
Eisai Co. Ltd.		73,600	6,129,440
Electric Power Development Co. Ltd.		42,100	1,147,317
FamilyMart Co. Ltd.		21,200	2,457,291
Fanuc Corp.		56,600	9,846,536
Fast Retailing Co. Ltd.		17,000	8,559,592
Fuji Electric Co. Ltd.		34,800	1,062,286
Fujifilm Holdings Corp.		112,500	4,865,668
Fujitsu Ltd.		57,300	3,486,040
Fukuoka Financial Group, Inc.		42,800	1,051,627
Hakuhodo DY Holdings, Inc.		69,500	1,161,670
Hamamatsu Photonics K.K.		40,900	1,370,160
Hankyu Hanshin Holdings, Inc.		65,900	2,172,624
Hikari Tsushin, Inc.		6,200	1,083,565
Hino Motors Ltd.		77,700	743,766
Hirose Electric Co. Ltd.		9,516	904,920
Hisamitsu Pharmaceutical Co., Inc.		16,700	942,784
Hitachi Chemical Co. Ltd.		30,000	473,523
Hitachi Construction Machinery Co. Ltd.		31,600	838,993
Hitachi High-Technologies Corp.		20,000	754,199
Hitachi Ltd.		282,000	8,620,795
Hitachi Metals Ltd.		62,400	736,623
Honda Motor Co. Ltd.		475,300	13,567,691
Hoshizaki Corp.		15,800	1,275,650
Hoya Corp.		111,200	6,321,060
Hulic Co. Ltd.		89,400	820,038
Idemitsu Kosan Co. Ltd.		39,400	1,798,290
IHI Corp.		43,200	1,580,363
Iida Group Holdings Co. Ltd.		42,400	771,831
INPEX Corp.		298,500	3,398,904
Isetan Mitsukoshi Holdings Ltd.		95,700	1,118,474
Isuzu Motors Ltd.		160,100	2,098,999
Itochu Corp.		412,400	7,648,357
J. Front Retailing Co. Ltd.		68,400	896,335
Japan Airlines Co. Ltd.		33,100	1,178,382
Japan Airport Terminal Co. Ltd.		14,100	542,332
Japan Exchange Group, Inc.		146,900	2,637,651
Japan Post Bank Co. Ltd.		118,500	1,383,121
Japan Post Holdings Co. Ltd.		457,800	5,428,816
Japan Prime Realty Investment Corp.		234	835,751
Japan Real Estate Investment Corp.		381	1,965,188
Japan Retail Fund Investment Corp.		747	1,379,668
Japan Tobacco, Inc.		320,200	8,227,644
JFE Holdings, Inc.		143,000	2,687,195
JGC Corp.		59,800	1,157,539
JSR Corp.		56,400	842,739
JTEKT Corp.		58,900	732,813
JX Holdings, Inc.		950,410	6,421,904
Kajima Corp.		129,800	1,671,374
Kakaku.com, Inc.		39,200	711,148
Kamigumi Co. Ltd.		31,100	643,306
Kaneka Corp.		14,100	589,817
Kansai Electric Power Co., Inc.		205,300	3,142,219
Kansai Paint Co. Ltd.		51,900	768,599
Kao Corp.		144,400	9,605,810
Kawasaki Heavy Industries Ltd.		41,500	983,485
KDDI Corp.		517,400	12,521,003
Keihan Electric Railway Co., Ltd.		28,000	1,062,082
Keihin Electric Express Railway Co. Ltd.		65,000	962,600
Keio Corp.		30,000	1,629,422
Keisei Electric Railway Co.		38,500	1,186,496
Keyence Corp.		28,440	13,938,335
Kikkoman Corp.		42,400	2,322,982
Kintetsu Group Holdings Co. Ltd.		49,800	1,911,056
Kirin Holdings Co. Ltd.		239,900	5,724,623
Kobayashi Pharmaceutical Co. Ltd.		14,500	950,946
Kobe Steel Ltd.		93,400	750,965
Koito Manufacturing Co. Ltd.		30,700	1,463,783
Komatsu Ltd.		269,500	7,018,442
Konami Holdings Corp.		27,900	1,064,391
Konica Minolta, Inc.		134,800	1,334,303
Kose Corp.		8,900	1,330,642
Kubota Corp.		287,700	4,541,861
Kuraray Co. Ltd.		93,200	1,280,150
Kurita Water Industries Ltd.		28,400	700,467
Kyocera Corp.		93,600	5,065,903
Kyowa Hakko Kirin Co., Ltd.		76,900	1,489,311
Kyushu Electric Power Co., Inc.		110,100	1,282,150
Kyushu Railway Co.		45,300	1,389,090
Lawson, Inc.		14,000	885,895
LINE Corp. (b)		21,800	695,026
Lion Corp.		66,700	1,253,193
LIXIL Group Corp.		77,300	1,219,427
M3, Inc.		123,500	1,989,835
Mabuchi Motor Co. Ltd.		13,800	491,656
Makita Corp.		64,900	2,246,063
Marubeni Corp.		456,800	3,704,050
Marui Group Co. Ltd.		56,100	1,207,933
Maruichi Steel Tube Ltd.		16,700	482,492
Mazda Motor Corp.		167,100	1,779,797
McDonald's Holdings Co. (Japan) Ltd.		19,800	872,123
Mebuki Financial Group, Inc.		260,610	796,831
Medipal Holdings Corp.		49,900	1,071,544
Meiji Holdings Co. Ltd.		35,200	2,335,510
Minebea Mitsumi, Inc.		112,900	1,727,147
Misumi Group, Inc.		82,300	1,652,783
Mitsubishi Chemical Holdings Corp.		374,400	2,918,596
Mitsubishi Corp.		394,400	11,100,511
Mitsubishi Electric Corp.		531,700	6,731,025
Mitsubishi Estate Co. Ltd.		344,600	5,507,329
Mitsubishi Gas Chemical Co., Inc.		47,900	807,000
Mitsubishi Heavy Industries Ltd.		88,000	3,102,153
Mitsubishi Materials Corp.		29,900	827,779
Mitsubishi Motors Corp. of Japan		194,700	1,222,963
Mitsubishi Tanabe Pharma Corp.		74,500	1,101,307
Mitsubishi UFJ Financial Group, Inc.		3,446,700	20,861,127
Mitsubishi UFJ Lease & Finance Co. Ltd.		123,000	633,341
Mitsui & Co. Ltd.		482,500	8,061,904
Mitsui Chemicals, Inc.		53,200	1,192,966
Mitsui Fudosan Co. Ltd.		260,400	5,864,793
Mitsui OSK Lines Ltd.		34,100	828,786
Mizuho Financial Group, Inc.		7,018,460	12,053,248
MS&AD Insurance Group Holdings, Inc.		138,290	4,153,850
Murata Manufacturing Co. Ltd.		52,600	8,001,764
Nabtesco Corp.		32,500	716,622
Nagoya Railroad Co. Ltd.		52,400	1,265,941
NEC Corp.		75,500	2,167,245
New Hampshire Foods Ltd.		26,300	906,978
Nexon Co. Ltd. (b)		128,700	1,466,816
NGK Insulators Ltd.		76,000	1,069,629
NGK Spark Plug Co. Ltd.		47,400	962,829
Nidec Corp.		65,200	8,372,828
Nikon Corp.		93,800	1,635,182
Nintendo Co. Ltd.		33,100	10,333,915
Nippon Building Fund, Inc.		389	2,223,645
Nippon Electric Glass Co. Ltd.		24,600	619,809
Nippon Express Co. Ltd.		22,100	1,394,698
Nippon Paint Holdings Co. Ltd. (a)		42,700	1,337,745
Nippon Prologis REIT, Inc.		495	998,467
Nippon Steel & Sumitomo Metal Corp.		220,417	4,065,850
Nippon Telegraph & Telephone Corp.		201,700	8,317,829
Nippon Yusen KK		46,400	748,243
Nissan Chemical Corp.		37,700	1,777,603
Nissan Motor Co. Ltd.		674,700	6,138,261
Nisshin Seifun Group, Inc.		56,745	1,129,112
Nissin Food Holdings Co. Ltd.		18,500	1,195,241
Nitori Holdings Co. Ltd.		23,500	3,068,839
Nitto Denko Corp.		48,200	3,011,299
NKSJ Holdings, Inc.		96,900	3,996,693
NOK Corp.		23,500	338,228
Nomura Holdings, Inc.		1,007,400	4,837,494
Nomura Real Estate Holdings, Inc.		35,900	674,189
Nomura Real Estate Master Fund, Inc.		1,089	1,411,979
Nomura Research Institute Ltd.		32,540	1,441,928
NSK Ltd.		104,400	1,031,465
NTT Data Corp.		185,300	2,378,973
NTT DOCOMO, Inc.		386,800	9,592,193
NTT DOCOMO, Inc. sponsored ADR (a)		10,464	250,194
Obayashi Corp.		187,900	1,658,823
OBIC Co. Ltd.		19,000	1,731,023
Odakyu Electric Railway Co. Ltd.		85,400	1,805,416
Oji Holdings Corp.		251,400	1,785,223
Olympus Corp.		84,800	2,826,537
OMRON Corp.		55,700	2,260,877
Ono Pharmaceutical Co. Ltd.		111,600	2,543,849
Oracle Corp. Japan		11,300	767,120
Oriental Land Co. Ltd.		58,300	5,484,597
ORIX Corp.		386,000	6,297,922
Osaka Gas Co. Ltd.		108,700	1,987,688
Otsuka Corp.		30,700	1,020,295
Otsuka Holdings Co. Ltd.		114,200	5,461,954
Panasonic Corp.		642,600	6,896,034
Park24 Co. Ltd.		34,600	911,035
Pola Orbis Holdings, Inc.		27,900	746,736
Rakuten, Inc.		251,100	1,698,437
Recruit Holdings Co. Ltd.		321,900	8,639,665
Renesas Electronics Corp. (b)		244,900	1,297,915
Resona Holdings, Inc.		611,000	3,213,882
Ricoh Co. Ltd.		193,700	1,933,567
Rinnai Corp.		9,500	692,073
ROHM Co. Ltd.		27,500	1,935,127
Ryohin Keikaku Co. Ltd.		6,900	1,822,918
Sankyo Co. Ltd. (Gunma)		13,000	495,990
Santen Pharmaceutical Co. Ltd.		108,900	1,616,586
SBI Holdings, Inc. Japan		66,680	1,749,807
Secom Co. Ltd.		61,100	5,002,354
Sega Sammy Holdings, Inc.		52,800	679,917
Seibu Holdings, Inc.		64,800	1,175,571
Seiko Epson Corp.		79,000	1,272,789
Sekisui Chemical Co. Ltd.		107,000	1,681,313
Sekisui House Ltd.		179,100	2,628,655
Seven & i Holdings Co. Ltd.		219,500	9,504,350
Seven Bank Ltd.		181,500	567,816
SG Holdings Co. Ltd.		27,600	695,656
Sharp Corp. (a)		51,300	786,993
Shimadzu Corp.		65,200	1,648,563
Shimamura Co. Ltd.		6,600	555,094
SHIMANO, Inc.		21,400	2,928,311
SHIMIZU Corp.		161,600	1,311,765
Shin-Etsu Chemical Co. Ltd.		106,000	8,857,415
Shinsei Bank Ltd.		44,600	679,392
Shionogi & Co. Ltd.		80,900	5,173,046
Shiseido Co. Ltd.		110,900	6,997,291
Shizuoka Bank Ltd.		132,400	1,158,369
Showa Denko K.K.		39,900	1,737,390
Showa Shell Sekiyu K.K.		55,800	1,065,008
SMC Corp.		16,700	5,350,335
SoftBank Corp.		240,900	19,064,541
Sohgo Security Services Co., Ltd.		21,100	940,604
Sony Corp.		370,200	20,034,022
Sony Financial Holdings, Inc.		51,100	1,178,849
Stanley Electric Co. Ltd.		38,400	1,138,370
Subaru Corp.		179,200	4,833,866
Sumco Corp.		69,300	935,345
Sumitomo Chemical Co. Ltd.		429,000	2,149,028
Sumitomo Corp.		327,600	4,968,604
Sumitomo Electric Industries Ltd.		219,900	2,998,906
Sumitomo Heavy Industries Ltd.		32,500	1,022,150
Sumitomo Metal Mining Co. Ltd.		67,300	2,119,011
Sumitomo Mitsui Financial Group, Inc.		391,800	15,254,772
Sumitomo Mitsui Trust Holdings, Inc.		96,525	3,835,277
Sumitomo Realty & Development Co. Ltd.		104,000	3,573,447
Sumitomo Rubber Industries Ltd.		49,000	705,676
Sundrug Co. Ltd.		20,800	755,794
Suntory Beverage & Food Ltd.		40,200	1,640,635
Suzuken Co. Ltd.		21,510	1,090,417
Suzuki Motor Corp.		100,300	5,001,632
Sysmex Corp.		48,800	3,427,050
T&D Holdings, Inc.		161,500	2,581,693
Taiheiyo Cement Corp.		35,400	1,041,705
Taisei Corp.		61,500	2,630,262
Taisho Pharmaceutical Holdings Co. Ltd.		10,600	1,131,067
Taiyo Nippon Sanso Corp.		40,300	648,957
Takashimaya Co. Ltd.		40,900	643,672
Takeda Pharmaceutical Co. Ltd. (a)		208,900	8,660,900
TDK Corp.		37,900	3,268,120
Teijin Ltd.		50,000	866,835
Temp Holdings Co., Ltd.		51,200	974,676
Terumo Corp.		88,700	4,788,198
THK Co. Ltd.		34,700	769,129
Tobu Railway Co. Ltd.		55,700	1,549,164
Toho Co. Ltd.		33,200	1,083,163
Toho Gas Co. Ltd.		22,700	784,597
Tohoku Electric Power Co., Inc.		122,200	1,546,520
Tokio Marine Holdings, Inc.		196,500	9,257,535
Tokyo Century Corp.		13,100	702,397
Tokyo Electric Power Co., Inc. (b)		422,500	2,162,430
Tokyo Electron Ltd.		45,800	6,180,651
Tokyo Gas Co. Ltd.		113,300	2,786,376
Tokyo Tatemono Co. Ltd.		59,900	644,234
Tokyu Corp.		146,700	2,423,553
Tokyu Fudosan Holdings Corp.		150,700	849,095
Toppan Printing Co. Ltd.		72,000	1,017,895
Toray Industries, Inc.		398,600	2,827,387
Toshiba Corp. (b)		190,200	5,697,487
Tosoh Corp.		77,100	1,015,083
Toto Ltd.		41,800	1,495,448
Toyo Seikan Group Holdings Ltd.		44,800	914,001
Toyo Suisan Kaisha Ltd.		26,000	896,353
Toyoda Gosei Co. Ltd.		18,400	397,075
Toyota Industries Corp.		42,100	2,070,767
Toyota Motor Corp.		666,372	39,036,719
Toyota Tsusho Corp.		61,900	2,233,886
Trend Micro, Inc.		35,000	2,014,803
Tsuruha Holdings, Inc.		10,900	1,136,030
Unicharm Corp.		117,700	3,204,453
United Urban Investment Corp.		834	1,270,569
USS Co. Ltd.		65,500	1,182,466
West Japan Railway Co.		47,900	3,221,642
Yahoo! Japan Corp.		828,300	2,584,129
Yakult Honsha Co. Ltd.		32,800	2,328,426
Yamada Denki Co. Ltd. (a)		187,300	883,091
Yamaguchi Financial Group, Inc.		53,000	560,367
Yamaha Corp.		40,500	1,779,748
Yamaha Motor Co. Ltd.		81,600	1,929,825
Yamato Holdings Co. Ltd.		90,900	2,485,061
Yamazaki Baking Co. Ltd.		35,200	635,150
Yaskawa Electric Corp.		69,600	2,011,697
Yokogawa Electric Corp.		67,600	1,327,264
Yokohama Rubber Co. Ltd.		34,000	658,628
Zozo, Inc.		59,300	1,428,960

TOTAL JAPAN			944,787,107

Korea (South) - 3.1%
AMOREPACIFIC Corp.		9,133	1,224,670
AMOREPACIFIC Group, Inc.		8,769	477,261
BGF Retail Co. Ltd.		2,524	372,738
BS Financial Group, Inc.		70,542	469,250
Celltrion Healthcare Co. Ltd.		10,157	567,047
Celltrion Pharm, Inc.		5,250	246,166
Celltrion, Inc. (b)		23,806	4,537,954
Cheil Industries, Inc.		21,831	2,075,954
Cheil Worldwide, Inc.		19,967	397,240
CJ CheilJedang Corp.		2,367	672,137
CJ Corp.		4,333	413,933
CJ O Shopping Co. Ltd.		3,270	647,695
Coway Co. Ltd.		14,978	922,834
Daelim Industrial Co.		8,141	542,258
Daewoo Engineering & Construction Co. Ltd. (b)		49,122	194,809
Db Insurance Co. Ltd.		15,015	944,853
DGB Financial Group Co. Ltd.		53,333	439,378
Dong Suh Companies, Inc.		8,128	132,855
Doosan Bobcat, Inc.		13,451	414,965
Doosan Heavy Industries & Construction Co. Ltd. (b)		16,464	158,002
E-Mart Co. Ltd.		5,947	1,065,873
EUSU Holdings Co. Ltd. (b)		6	33
GS Engineering & Construction Corp.		14,825	542,457
GS Holdings Corp.		14,723	625,824
GS Retail Co. Ltd.		7,314	230,125
Hana Financial Group, Inc.		87,833	2,948,294
Hanjin Shipping Co. Ltd. (b)(c)		12	0
Hankook Tire Co. Ltd.		21,345	774,481
Hanmi Pharm Co. Ltd.		1,896	647,232
Hanmi Science Co. Ltd.		3,588	209,745
Hanon Systems		55,532	532,932
Hanssem Co. Ltd.		2,680	114,740
Hanwha Chemical Corp.		28,762	407,105
Hanwha Corp.		11,109	273,587
Hanwha Life Insurance Co. Ltd.		87,126	342,472
HDC Hyundai Development Co. (b)		10,931	421,528
HLB, Inc. (b)		9,041	686,197
Hotel Shilla Co.		9,346	584,023
Hyundai Department Store Co. Ltd.		4,235	321,801
Hyundai Engineering & Construction Co. Ltd.		22,549	904,134
Hyundai Fire & Marine Insurance Co. Ltd.		18,353	672,354
Hyundai Glovis Co. Ltd.		5,470	546,521
Hyundai Heavy Industries Co. Ltd. (b)		11,107	1,211,938
Hyundai Mobis		19,857	3,306,599
Hyundai Motor Co.		44,311	4,135,952
Hyundai Robotics Co. Ltd. (b)		2,843	888,282
Hyundai Steel Co.		22,938	839,318
Industrial Bank of Korea		73,247	953,302
ING Life Insurance Korea Ltd. (d)		9,227	247,859
Kakao Corp.		14,296	1,147,689
Kangwon Land, Inc.		35,406	890,580
KB Financial Group, Inc.		115,769	4,814,983
KCC Corp.		1,794	388,359
KEPCO Plant Service & Engineering Co. Ltd.		6,141	148,008
Kia Motors Corp.		76,978	1,916,017
Korea Aerospace Industries Ltd. (b)		21,529	546,244
Korea Electric Power Corp.		73,733	1,758,982
Korea Express Co. Ltd. (b)		2,152	298,941
Korea Gas Corp. (b)		8,260	377,166
Korea Investment Holdings Co. Ltd.		12,436	646,323
Korea Zinc Co. Ltd.		2,502	831,076
Korean Air Lines Co. Ltd.		13,390	322,135
KT Corp.		6,424	161,423
KT&G Corp.		33,715	2,999,187
Kumho Petro Chemical Co. Ltd.		5,785	436,537
LG Chemical Ltd.		13,089	3,980,616
LG Corp.		26,945	1,565,691
LG Display Co. Ltd.		66,448	968,344
LG Electronics, Inc.		30,950	1,717,033
LG Household & Health Care Ltd.		2,639	2,414,650
LG Innotek Co. Ltd.		4,465	485,241
LG Telecom Ltd.		62,120	879,262
Lotte Chemical Corp.		5,059	1,163,880
Lotte Confectionery Co. Ltd. (b)		9,375	390,693
Lotte Shopping Co. Ltd.		3,284	556,927
Medy-Tox, Inc.		1,278	522,401
Mirae Asset Daewoo Co. Ltd.		112,707	635,150
NAVER Corp.		40,890	4,103,335
NCSOFT Corp.		5,123	1,928,421
Netmarble Corp. (d)		7,265	713,129
Oci Co. Ltd.		5,564	415,471
Orion Corp./Republic of Korea		6,366	530,593
Ottogi Corp.		360	207,923
Pearl Abyss Corp. (b)		1,722	310,292
POSCO		22,824	5,217,614
Posco Daewoo Corp.		14,945	233,147
S-Oil Corp.		13,226	1,437,357
S1 Corp.		4,669	394,880
Samsung Biologics Co. Ltd. (b)(d)		4,830	1,640,337
Samsung Card Co. Ltd.		7,471	220,332
Samsung Electro-Mechanics Co. Ltd.		16,188	1,674,131
Samsung Electronics Co. Ltd.		1,408,405	52,336,873
Samsung Engineering Co. Ltd. (b)		46,369	741,660
Samsung Fire & Marine Insurance Co. Ltd.		8,957	2,186,262
Samsung Heavy Industries Co. Ltd. (b)		129,378	789,194
Samsung Life Insurance Co. Ltd.		20,515	1,654,145
Samsung SDI Co. Ltd.		16,163	3,336,009
Samsung SDS Co. Ltd.		10,019	1,690,322
Samsung Securities Co. Ltd.		18,097	424,272
Shinhan Financial Group Co. Ltd.		124,237	4,621,431
Shinsegae Co. Ltd.		2,290	518,812
SillaJen, Inc. (b)		17,337	1,046,906
SK C&C Co. Ltd.		9,138	2,094,292
SK Energy Co. Ltd.		18,873	3,531,451
SK Hynix, Inc.		169,848	10,152,177
SK Telecom Co. Ltd.		5,805	1,362,213
STX Pan Ocean Co. Ltd. (Korea) (b)		68,952	288,257
ViroMed Co. Ltd. (b)		3,924	640,702
Woori Bank		137,307	1,895,342
Woori Investment & Securities Co. Ltd.		42,184	449,199
Yuhan Corp.		2,549	374,196

TOTAL KOREA (SOUTH)			182,410,922

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		193,804	4,838,047
Eurofins Scientific SA		3,337	1,687,237
Millicom International Cellular SA (depository receipt)		18,846	1,064,717
PLAY Communications SA (d)		31,356	134,833
Reinet Investments SCA		42,735	716,088
RTL Group SA		11,738	753,829
SES SA (France) (depositary receipt)		107,247	2,304,956
Tenaris SA		136,599	2,010,825

TOTAL LUXEMBOURG			13,510,532

Malaysia - 0.6%
AirAsia Group BHD		458,800	288,360
Alliance Bank Malaysia Bhd		255,500	241,792
AMMB Holdings Bhd		473,700	430,173
Astro Malaysia Holdings Bhd (d)		472,100	152,309
Axiata Group Bhd		818,890	667,323
British American Tobacco (Malaysia) Bhd		44,500	330,732
Bumiputra-Commerce Holdings Bhd		1,400,594	1,914,541
Dialog Group Bhd		1,065,422	863,133
DiGi.com Bhd		928,200	956,038
Felda Global Ventures Holdings Bhd (d)		513,900	171,935
Fraser & Neave Holdings BHD		32,200	259,324
Gamuda Bhd		582,075	332,455
Genting Bhd		602,900	1,057,542
Genting Malaysia Bhd		856,300	918,816
Genting Plantations Bhd		53,500	123,378
Hap Seng Consolidated Bhd		156,100	367,448
Hartalega Holdings Bhd		403,900	604,233
Hong Leong Bank Bhd		188,000	930,004
Hong Leong Credit Bhd		60,500	265,740
IHH Healthcare Bhd (d)		714,800	854,104
IJM Corp. Bhd		865,100	336,985
IOI Corp. Bhd		540,400	581,145
IOI Properties Group Bhd		524,000	164,043
Kuala Lumpur Kepong Bhd		118,800	707,491
Malayan Banking Bhd		1,128,465	2,559,238
Malaysia Airports Holdings Bhd		276,098	547,643
Maxis Bhd		684,400	855,398
MISC Bhd		306,600	446,949
My E.G.Services Bhd		598,000	171,490
Nestle (Malaysia) BHD		17,000	584,204
Petronas Chemicals Group Bhd		701,000	1,566,340
Petronas Dagangan Bhd		63,400	393,930
Petronas Gas Bhd		207,400	906,027
PPB Group Bhd		154,320	618,091
Press Metal Bhd		424,800	491,345
Public Bank Bhd		848,100	4,985,843
RHB Capital Bhd		329,157	411,397
RHB Capital Bhd (b)(c)		122,876	0
Sime Darby Bhd		659,207	346,578
Sime Darby Plantation Bhd		732,407	920,650
Sime Darby Property Bhd		979,607	228,251
SP Setia Bhd		489,702	245,758
Telekom Malaysia Bhd		312,874	177,952
Tenaga Nasional Bhd		901,125	3,165,620
Top Glove Corp. Bhd		439,000	623,171
UMW Holdings Bhd		112,100	127,249
Westports Holdings Bhd		306,100	249,445
YTL Corp. Bhd		1,033,812	261,881

TOTAL MALAYSIA			34,403,494

Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,853,400	341,203
Mexico - 0.7%
Alfa SA de CV Series A		885,100	932,888
Alsea S.A.B. de CV		146,300	374,082
America Movil S.A.B. de CV Series L		9,819,646	7,110,974
Banco Santander Mexico SA		554,550	691,507
CEMEX S.A.B. de CV unit (b)		4,212,840	2,102,972
Coca-Cola FEMSA S.A.B. de CV Series L		149,800	854,409
El Puerto de Liverpool S.A.B. de CV Class C		60,155	381,217
Embotelladoras Arca S.A.B. de CV		126,062	633,933
Fibra Uno Administracion SA de CV		1,002,100	1,076,925
Fomento Economico Mexicano S.A.B. de CV unit		565,400	4,806,662
Gruma S.A.B. de CV Series B		63,645	664,233
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		106,500	881,067
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		60,960	1,013,257
Grupo Bimbo S.A.B. de CV Series A		471,700	883,570
Grupo Carso SA de CV Series A1		140,500	413,478
Grupo Financiero Banorte S.A.B. de CV Series O		757,300	4,166,534
Grupo Financiero Inbursa S.A.B. de CV Series O		669,000	867,157
Grupo Mexico SA de CV Series B		1,016,723	2,345,947
Grupo Televisa SA de CV		703,900	2,029,236
Industrias Penoles SA de CV		42,165	594,284
Infraestructura Energetica Nova S.A.B. de CV		156,700	614,280
Kimberly-Clark de Mexico SA de CV Series A		461,700	665,505
Mexichem S.A.B. de CV		298,116	787,511
Promotora y Operadora de Infraestructura S.A.B. de CV		67,170	611,278
Wal-Mart de Mexico SA de CV Series V		1,527,300	3,900,721

TOTAL MEXICO			39,403,627

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit (d)		784,000	745,815
HKT Trust/HKT Ltd. unit		1,106,640	1,524,074

TOTAL MULTI-NATIONAL			2,269,889

Netherlands - 2.9%
ABN AMRO Group NV GDR		123,705	3,040,484
AEGON NV		529,153	3,253,245
AerCap Holdings NV (b)		37,566	1,881,305
Airbus Group NV		169,985	18,785,769
Akzo Nobel NV		73,381	6,173,781
ASML Holding NV (Netherlands)		119,577	20,596,436
CNH Industrial NV		297,430	3,094,617
EXOR NV		31,763	1,800,257
Ferrari NV		35,826	4,199,856
Fiat Chrysler Automobiles NV		314,751	4,794,962
Heineken Holding NV		33,361	2,890,655
Heineken NV (Bearer)		75,322	6,790,952
ING Groep NV (Certificaten Van Aandelen)		1,134,809	13,425,920
Koninklijke Ahold Delhaize NV		363,611	8,331,604
Koninklijke DSM NV		52,812	4,628,679
Koninklijke KPN NV		978,168	2,580,922
Koninklijke Philips Electronics NV		274,383	10,233,349
NN Group NV		87,749	3,776,778
NXP Semiconductors NV		100,281	7,520,072
QIAGEN NV (Germany) (b)		65,722	2,387,292
Randstad NV		34,882	1,760,130
STMicroelectronics NV (France)		200,116	3,042,049
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		40,318	7,319,376
Unilever NV (Certificaten Van Aandelen) (Bearer)		449,537	24,155,871
Vopak NV		20,260	917,900
Wolters Kluwer NV		84,743	4,814,565
X5 Retail Group NV unit		35,256	823,681

TOTAL NETHERLANDS			173,020,507

New Zealand - 0.1%
Auckland International Airport Ltd.		280,546	1,279,661
Fisher & Paykel Healthcare Corp.		168,839	1,498,392
Fletcher Building Ltd.		250,606	987,739
Meridian Energy Ltd.		388,152	794,060
Ryman Healthcare Group Ltd.		117,941	931,245
Spark New Zealand Ltd.		538,294	1,387,492
The a2 Milk Co. Ltd. (b)		213,271	1,450,151

TOTAL NEW ZEALAND			8,328,740

Norway - 0.5%
Aker Bp ASA		31,828	1,049,632
DNB ASA		284,148	5,142,088
Equinor ASA		338,688	8,810,918
Equinor ASA sponsored ADR		1,798	46,209
Gjensidige Forsikring ASA		58,569	907,389
Marine Harvest ASA		122,501	2,964,507
Norsk Hydro ASA		390,969	2,029,562
Orkla ASA		235,801	2,034,706
Schibsted ASA (B Shares)		29,206	925,052
Telenor ASA		218,249	4,003,916
Yara International ASA		51,541	2,217,600

TOTAL NORWAY			30,131,579

Pakistan - 0.0%
Habib Bank Ltd.		164,100	180,556
Lucky Cement Ltd.		28,800	108,118
MCB Bank Ltd.		121,500	181,513
Oil & Gas Development Co. Ltd.		186,600	224,047
United Bank Ltd.		108,600	122,961

TOTAL PAKISTAN			817,195

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		402,611	2,215,297
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		50,987	705,660
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		584,710	514,276
Aboitiz Power Corp.		381,200	240,403
Alliance Global Group, Inc. (b)		1,226,500	260,738
Ayala Corp.		72,525	1,248,629
Ayala Land, Inc.		2,146,100	1,592,396
Bank of the Philippine Islands (BPI)		266,023	408,964
BDO Unibank, Inc.		559,658	1,281,923
DMCI Holdings, Inc.		1,042,100	250,399
Globe Telecom, Inc.		9,790	382,901
GT Capital Holdings, Inc.		26,082	370,947
International Container Terminal Services, Inc.		132,360	224,163
JG Summit Holdings, Inc.		904,530	800,649
Jollibee Food Corp.		128,250	662,406
Manila Electric Co.		60,370	415,519
Megaworld Corp.		2,959,300	244,222
Metro Pacific Investments Corp.		3,918,700	351,999
Metropolitan Bank & Trust Co.		234,495	287,650
Philippine Long Distance Telephone Co.		25,090	648,323
Robinsons Land Corp.		561,242	220,035
Security Bank Corp.		64,610	174,592
SM Investments Corp.		70,100	1,180,643
SM Prime Holdings, Inc.		3,087,475	1,952,891
Universal Robina Corp.		262,440	638,457

TOTAL PHILIPPINES			14,353,125

Poland - 0.3%
Alior Bank SA (b)		28,596	430,376
Bank Handlowy w Warszawie SA		8,748	159,587
Bank Millennium SA (b)		172,921	397,924
Bank Polska Kasa Opieki SA		50,424	1,375,863
Bank Zachodni WBK SA		10,211	905,835
BRE Bank SA		4,500	438,607
CD Projekt RED SA (b)		19,986	824,514
Cyfrowy Polsat SA (b)		72,401	416,992
Dino Polska SA (b)(d)		14,869	327,438
Grupa Lotos SA		28,814	520,239
Jastrzebska Spolka Weglowa SA (b)		14,632	282,180
KGHM Polska Miedz SA (Bearer) (b)		40,872	925,416
LPP SA		384	785,583
NG2 SA		9,127	397,224
Polish Oil & Gas Co. SA		525,608	857,487
Polska Grupa Energetyczna SA (b)		248,508	680,666
Polski Koncern Naftowy Orlen SA		87,723	2,108,745
Powszechna Kasa Oszczednosci Bank SA		252,035	2,622,717
Powszechny Zaklad Ubezpieczen SA		175,038	1,787,261
Telekomunikacja Polska SA (b)		171,368	193,825
Zaklady Azotowe w Tarnowie-Moscicach SA		9,795	66,114

TOTAL POLAND			16,504,593

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(c)		319,729	4
Energias de Portugal SA		742,054	2,608,873
Galp Energia SGPS SA Class B		146,378	2,552,415
Jeronimo Martins SGPS SA		73,503	904,129

TOTAL PORTUGAL			6,065,421

Qatar - 0.3%
Barwa Real Estate Co. (b)		27,681	284,261
Doha Bank (b)		39,212	236,607
Ezdan Holding Group (b)		230,978	694,012
Industries Qatar QSC (b)		53,304	2,049,444
Masraf al Rayan (b)		113,478	1,184,023
Qatar Electricity & Water Co. (b)		13,401	691,508
Qatar Insurance Co. SAQ		44,799	451,558
Qatar Islamic Bank (b)		33,473	1,406,583
Qatar National Bank SAQ		131,698	7,053,312
Qatar Telecom (Qtel) Q.S.C. (b)		22,940	433,976
The Commercial Bank of Qatar (b)		66,423	756,175

TOTAL QATAR			15,241,459

Russia - 0.9%
Alrosa Co. Ltd.		737,300	1,118,143
Gazprom OAO		993,294	2,344,294
Gazprom OAO sponsored ADR (Reg. S)		1,057,398	5,009,952
Inter Rao Ues JSC		9,276,000	560,725
Lukoil PJSC		52,986	3,977,544
Lukoil PJSC sponsored ADR		89,585	6,692,000
Magnit OJSC GDR (Reg. S)		104,567	1,395,447
Magnitogorsk Iron & Steel Works PJSC		642,400	467,559
MMC Norilsk Nickel PJSC		8,394	1,401,681
MMC Norilsk Nickel PJSC sponsored ADR		98,554	1,634,025
Mobile TeleSystems OJSC sponsored ADR		149,330	1,196,133
Moscow Exchange MICEX-RTS OAO		389,190	519,324
NOVATEK OAO GDR (Reg. S)		26,606	4,509,717
Novolipetsk Steel OJSC		353,220	860,184
PhosAgro OJSC GDR (Reg. S)		35,331	462,836
Polyus PJSC		8,381	528,252
Rosneft Oil Co. OJSC		120,756	844,071
Rosneft Oil Co. OJSC GDR (Reg. S)		217,412	1,528,406
RusHydro PJSC		9,108,700	76,024
RusHydro PJSC ADR		207,336	162,551
Sberbank of Russia		3,152,133	9,060,130
Severstal PAO		21,149	330,685
Severstal PAO GDR (Reg. S)		39,925	619,237
Surgutneftegas OJSC		10,100	4,074
Surgutneftegas OJSC sponsored ADR		201,700	802,766
Tatneft PAO		190,280	2,265,783
Tatneft PAO sponsored ADR		42,623	3,003,217
VTB Bank OJSC (b)		933,188,000	518,204

TOTAL RUSSIA			51,892,964

Singapore - 0.8%
Ascendas Real Estate Investment Trust		765,900	1,393,400
BOC Aviation Ltd. Class A		60,200	430,277
CapitaCommercial Trust (REIT)		872,550	1,089,782
CapitaLand Ltd.		748,600	1,697,003
CapitaMall Trust		729,100	1,110,639
City Developments Ltd.		119,100	680,129
ComfortDelgro Corp. Ltd.		622,900	1,011,822
DBS Group Holdings Ltd.		522,441	8,848,476
Jardine Cycle & Carriage Ltd.		26,593	581,143
Keppel Corp. Ltd.		429,800	1,923,806
Oversea-Chinese Banking Corp. Ltd.		931,832	7,225,121
Sembcorp Industries Ltd.		308,900	628,884
Singapore Airlines Ltd.		168,500	1,153,218
Singapore Airport Terminal Service Ltd.		191,200	687,417
Singapore Exchange Ltd.		225,300	1,112,552
Singapore Press Holdings Ltd.		475,400	909,512
Singapore Technologies Engineering Ltd.		442,900	1,135,108
Singapore Telecommunications Ltd.		2,374,800	5,417,729
Suntec (REIT)		596,300	761,976
United Overseas Bank Ltd.		389,089	6,848,348
UOL Group Ltd.		151,821	660,925
Venture Corp. Ltd.		80,100	885,920
Wilmar International Ltd.		549,800	1,254,281
Yangzijiang Shipbuilding Holdings Ltd.		695,600	622,708

TOTAL SINGAPORE			48,070,176

South Africa - 1.3%
Anglo American Platinum Ltd.		16,712	545,942
AngloGold Ashanti Ltd.		121,680	1,177,910
Aspen Pharmacare Holdings Ltd.		113,154	1,196,545
Barclays Africa Group Ltd.		210,891	2,131,568
Bidcorp Ltd.		97,260	1,824,157
Bidvest Group Ltd.		98,434	1,226,180
Capitec Bank Holdings Ltd.		11,756	789,447
Clicks Group Ltd.		72,774	927,403
Coronation Fund Managers Ltd.		57,492	191,465
Discovery Ltd.		101,152	1,082,863
Exxaro Resources Ltd.		72,308	739,622
FirstRand Ltd.		983,336	4,286,618
Fortress (REIT) Ltd.:
Class A		311,745	357,337
Class B		285,115	278,109
Foschini Ltd.		67,849	741,475
Gold Fields Ltd.		240,815	636,655
Growthpoint Properties Ltd.		837,009	1,285,088
Hyprop Investments Ltd.		75,290	460,697
Imperial Holdings Ltd.		49,404	545,562
Investec Ltd.		84,016	522,633
Kumba Iron Ore Ltd.		19,504	382,081
Liberty Holdings Ltd.		35,604	260,625
Life Healthcare Group Holdings Ltd.		413,623	686,918
MMI Holdings Ltd.		255,346	308,960
Mondi Ltd.		34,960	836,244
Mr Price Group Ltd.		74,759	1,170,452
MTN Group Ltd.		491,922	2,850,997
Naspers Ltd. Class N		127,984	22,492,564
Nedbank Group Ltd.		112,242	1,893,867
Netcare Ltd.		332,981	560,442
Old Mutual Ltd.		1,426,837	2,194,539
Pick 'n Pay Stores Ltd.		103,351	477,296
Pioneer Foods Ltd.		32,222	176,874
PSG Group Ltd.		43,283	645,438
Rand Merchant Insurance Holdings Ltd.		210,853	490,811
Redefine Properties Ltd.		1,613,823	1,049,081
Remgro Ltd.		157,163	2,026,047
Resilient Property Income Fund Ltd.		73,882	299,585
RMB Holdings Ltd.		201,332	1,016,179
Sanlam Ltd.		520,545	2,620,279
Sappi Ltd.		155,315	873,196
Sasol Ltd.		160,131	5,233,076
Shoprite Holdings Ltd.		129,941	1,588,094
Spar Group Ltd.		51,128	609,377
Standard Bank Group Ltd.		378,089	4,185,953
Telkom SA Ltd.		80,101	291,301
Tiger Brands Ltd.		46,127	824,142
Truworths International Ltd.		134,967	740,317
Vodacom Group Ltd.		178,126	1,502,042
Woolworths Holdings Ltd.		287,083	991,096

TOTAL SOUTH AFRICA			80,225,149

Spain - 1.9%
ACS Actividades de Construccion y Servicios SA		75,424	2,828,554
Aena Sme SA		19,697	3,149,029
Amadeus IT Holding SA Class A		128,295	10,343,403
Banco Bilbao Vizcaya Argentaria SA		1,947,277	10,747,207
Banco de Sabadell SA		1,649,146	2,176,110
Banco Santander SA		4,695,077	22,338,973
Banco Santander SA rights (b)		4,695,077	182,403
Banco Santander SA (Spain) sponsored ADR (a)		13,477	64,420
Bankia SA		363,782	1,145,053
Bankinter SA		194,893	1,599,081
CaixaBank SA		1,047,775	4,240,043
Enagas SA		65,922	1,750,184
Endesa SA		91,099	1,906,827
Ferrovial SA		140,584	2,818,415
Gas Natural SDG SA		102,442	2,520,192
Grifols SA		86,910	2,479,669
Iberdrola SA		1,736,003	12,301,071
Inditex SA		318,215	8,985,426
International Consolidated Airlines Group SA		178,826	1,381,372
MAPFRE SA (Reg.)		317,763	951,613
Red Electrica Corporacion SA		124,445	2,576,815
Repsol SA		397,017	7,094,238
Siemens Gamesa Renewable Energy SA (a)(b)		69,276	768,334
Telefonica SA		1,360,307	11,158,682

TOTAL SPAIN			115,507,114

Sweden - 1.6%
Alfa Laval AB		85,160	2,174,797
ASSA ABLOY AB (B Shares)		291,751	5,803,150
Atlas Copco AB:
(A Shares)		197,459	4,889,463
(B Shares)		112,179	2,571,212
Boliden AB		79,901	1,826,141
Electrolux AB (B Shares)		70,889	1,473,376
Epiroc AB:
Class A (b)		200,009	1,756,361
Class B (b)		109,543	902,928
Essity AB Class B		176,496	4,029,003
H&M Hennes & Mauritz AB (B Shares) (a)		255,817	4,518,437
Hexagon AB (B Shares)		75,576	3,704,823
Husqvarna AB (B Shares)		120,230	908,115
ICA Gruppen AB (a)		23,012	814,497
Industrivarden AB (C Shares)		50,063	1,040,523
Investor AB (B Shares)		132,851	5,759,057
Kinnevik AB (B Shares)		67,926	1,884,617
Lundbergfoeretagen AB		22,979	709,121
Lundin Petroleum AB		54,353	1,659,489
Sandvik AB		329,548	5,218,088
Securitas AB (B Shares)		91,041	1,561,431
Skandinaviska Enskilda Banken AB (A Shares)		474,137	4,909,680
Skanska AB (B Shares)		98,745	1,554,364
SKF AB (B Shares)		110,668	1,777,721
Svenska Handelsbanken AB (A Shares)		444,574	4,832,449
Swedbank AB (A Shares)		263,732	5,939,709
Swedish Match Co. AB		51,349	2,616,506
Tele2 AB (B Shares)		105,720	1,201,475
Telefonaktiebolaget LM Ericsson (B Shares)		896,829	7,808,473
TeliaSonera AB		819,446	3,694,655
Volvo AB (B Shares)		456,964	6,831,128

TOTAL SWEDEN			94,370,789

Switzerland - 5.6%
ABB Ltd. (Reg.)		536,803	10,801,304
Adecco SA (Reg.)		47,237	2,314,128
Baloise Holdings AG		14,178	2,029,953
Barry Callebaut AG		639	1,249,259
Clariant AG (Reg.)		60,680	1,308,011
Coca-Cola HBC AG		58,778	1,735,504
Compagnie Financiere Richemont SA Series A		152,082	11,115,771
Credit Suisse Group AG		744,771	9,736,888
Credit Suisse Group AG sponsored ADR		421	5,444
Dufry AG		9,635	1,086,287
Ems-Chemie Holding AG		2,309	1,272,397
Galenica AG		13,275	1,918,459
Geberit AG (Reg.)		10,748	4,207,850
Givaudan SA		2,683	6,510,700
Julius Baer Group Ltd.		65,631	2,993,088
Kuehne & Nagel International AG		15,541	2,161,837
Lafargeholcim Ltd. (Reg.)		141,604	6,558,930
Lindt & Spruengli AG		30	2,394,877
Lindt & Spruengli AG (participation certificate)		304	2,097,801
Lonza Group AG		21,750	6,839,324
Nestle SA (Reg. S)		907,627	76,624,696
Novartis AG		633,041	55,436,899
Pargesa Holding SA		11,548	847,912
Partners Group Holding AG		5,064	3,607,625
Roche Holding AG (participation certificate)		205,148	49,925,312
Schindler Holding AG:
(participation certificate)		11,829	2,494,643
(Reg.)		5,912	1,228,010
SGS SA (Reg.)		1,550	3,681,279
Sika AG		37,737	4,841,007
Sonova Holding AG Class B		16,252	2,655,281
Straumann Holding AG		3,028	2,066,971
Swatch Group AG (Bearer)		8,977	3,037,642
Swatch Group AG (Bearer) (Reg.)		16,082	1,073,837
Swiss Life Holding AG		9,966	3,762,174
Swiss Prime Site AG		21,579	1,752,631
Swiss Re Ltd.		91,445	8,258,787
Swisscom AG		7,433	3,405,239
Temenos Group AG		17,723	2,437,209
UBS Group AG		1,116,845	15,624,630
UBS Group AG		7,544	104,862
Zurich Insurance Group AG		44,077	13,685,089

TOTAL SWITZERLAND			334,889,547

Taiwan - 2.7%
Acer, Inc.		891,060	624,538
Advantech Co. Ltd.		106,465	732,451
ASE Industrial Holding Co. Ltd.		1,000,943	2,017,372
Asia Cement Corp.		659,785	697,920
ASUSTeK Computer, Inc.		205,422	1,519,408
AU Optronics Corp.		2,568,000	1,002,765
Catcher Technology Co. Ltd.		191,000	1,921,691
Cathay Financial Holding Co. Ltd.		2,359,227	3,733,858
Chang Hwa Commercial Bank		1,596,188	904,801
Cheng Shin Rubber Industry Co. Ltd.		556,513	782,808
Chicony Electronics Co. Ltd.		166,870	333,627
China Airlines Ltd.		708,835	209,717
China Development Finance Holding Corp.		3,888,819	1,247,266
China Life Insurance Co. Ltd.		733,327	696,365
China Steel Corp.		3,625,421	2,857,198
Chinatrust Financial Holding Co. Ltd.		5,092,255	3,396,427
Chunghwa Picture Tubes, Ltd. (b)		551	25
Chunghwa Telecom Co. Ltd.		1,105,400	3,902,234
Compal Electronics, Inc.		1,122,394	618,104
Delta Electronics, Inc.		605,383	2,541,942
E.SUN Financial Holdings Co. Ltd.		2,847,772	1,885,607
ECLAT Textile Co. Ltd.		52,420	622,223
EVA Airways Corp.		558,072	255,058
Evergreen Marine Corp. (Taiwan)		564,567	207,880
Evergreen Marine Corp. (Taiwan) rights 11/18/18 (b)		32,161	727
Far Eastern Textile Ltd.		972,032	974,842
Far EasTone Telecommunications Co. Ltd.		447,000	1,064,062
Feng Tay Enterprise Co. Ltd.		103,760	623,354
First Financial Holding Co. Ltd.		2,846,720	1,797,561
Formosa Chemicals & Fibre Corp.		1,025,620	3,710,193
Formosa Petrochemical Corp.		362,000	1,426,463
Formosa Plastics Corp.		1,297,640	4,233,189
Formosa Taffeta Co. Ltd.		247,000	268,457
Foxconn Technology Co. Ltd.		269,811	571,683
Fubon Financial Holding Co. Ltd.		1,923,487	3,010,059
Giant Manufacturing Co. Ltd.		92,042	350,800
GlobalWafers Co. Ltd.		63,000	499,556
Highwealth Construction Corp.		239,400	350,666
HIWIN Technologies Corp.		67,908	438,675
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,840,593	9,774,995
Hotai Motor Co. Ltd.		79,000	544,775
HTC Corp. (b)		171,057	185,640
Hua Nan Financial Holdings Co. Ltd.		2,147,552	1,210,406
Innolux Corp.		2,683,819	812,241
Inventec Corp.		754,209	607,791
Largan Precision Co. Ltd.		29,000	3,137,869
Lite-On Technology Corp.		641,053	735,046
Macronix International Co. Ltd.		546,582	302,769
MediaTek, Inc.		439,989	3,233,071
Mega Financial Holding Co. Ltd.		3,155,833	2,665,494
Micro-Star International Co. Ltd.		200,000	441,207
Nan Ya Plastics Corp.		1,500,980	3,728,149
Nanya Technology Corp.		305,000	506,355
Nien Made Enterprise Co. Ltd.		44,000	271,443
Novatek Microelectronics Corp.		168,000	740,686
Pegatron Corp.		558,652	1,015,879
Phison Electronics Corp.		44,199	289,801
Pou Chen Corp.		648,240	656,395
Powertech Technology, Inc.		214,700	468,782
President Chain Store Corp.		166,000	1,871,223
Quanta Computer, Inc.		799,000	1,260,676
Realtek Semiconductor Corp.		137,744	551,679
Ruentex Development Co. Ltd.		198,948	275,027
Ruentex Industries Ltd.		110,690	277,078
Shin Kong Financial Holding Co. Ltd.		3,064,268	1,004,581
Sinopac Holdings Co.		3,060,250	1,037,859
Standard Foods Corp.		197,981	297,031
Synnex Technology International Corp.		422,920	454,878
TaiMed Biologics, Inc. (b)		55,000	342,856
Taishin Financial Holdings Co. Ltd.		2,848,934	1,265,252
Taishin Financial Holdings Co. Ltd. rights 11/22/18 (b)		57,470	5,569
Taiwan Business Bank		1,186,547	390,910
Taiwan Cement Corp.		1,330,221	1,490,889
Taiwan Cooperative Financial Holding Co. Ltd.		2,558,119	1,437,679
Taiwan High Speed Rail Corp.		580,000	575,120
Taiwan Mobile Co. Ltd.		462,400	1,650,335
Taiwan Semiconductor Manufacturing Co. Ltd.		7,187,000	53,925,058
TECO Electric & Machinery Co. Ltd.		526,000	301,562
Unified-President Enterprises Corp.		1,398,620	3,383,558
United Microelectronics Corp.		3,492,000	1,329,985
Vanguard International Semiconductor Corp.		278,000	511,813
Walsin Technology Corp.		90,000	379,354
Win Semiconductors Corp.		107,000	328,322
Winbond Electronics Corp.		857,000	370,918
Wistron Corp.		852,291	520,286
WPG Holding Co. Ltd.		445,378	528,662
Yageo Corp.		74,292	757,065
Yuanta Financial Holding Co. Ltd.		2,883,085	1,396,821

TOTAL TAIWAN			161,282,412

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)		300,100	1,773,812
Airports of Thailand PCL (For. Reg.)		1,248,300	2,409,264
Bangkok Bank PCL (For. Reg.)		61,400	392,545
Bangkok Dusit Medical Services PCL (For. Reg.)		1,125,200	831,345
Bangkok Expressway and Metro PCL		2,051,200	525,790
Banpu PCL (For. Reg.)		569,000	298,571
Berli Jucker PCL (For. Reg)		361,300	607,433
BTS Group Holdings PCL		1,611,900	444,779
BTS Group Holdings PCL warrants 12/31/19 (b)		179,100	448
Bumrungrad Hospital PCL (For. Reg.)		105,900	616,366
C.P. ALL PCL (For. Reg.)		1,464,100	2,969,262
Central Pattana PCL (For. Reg.)		402,400	958,673
Charoen Pokphand Foods PCL (For. Reg.)		1,010,940	769,790
Delta Electronics PCL (For. Reg.)		133,500	277,790
Electricity Generating PCL (For. Reg.)		33,700	234,762
Energy Absolute PCL		396,800	592,328
Glow Energy PCL (For. Reg.)		132,200	333,889
Home Product Center PCL (For. Reg.)		1,122,647	504,446
Indorama Ventures PCL (For. Reg.)		546,700	894,405
IRPC PCL (For. Reg.)		2,902,700	533,971
Kasikornbank PCL		92,900	558,913
Kasikornbank PCL (For. Reg.)		455,200	2,738,613
Krung Thai Bank PCL (For. Reg.)		949,375	575,466
Land & House PCL (For. Reg.)		958,900	297,849
Minor International PCL (For. Reg.)		685,170	754,183
PTT Exploration and Production PCL (For. Reg.)		403,751	1,698,530
PTT Global Chemical PCL (For. Reg.)		652,086	1,519,109
PTT PCL (For. Reg.)		3,080,200	4,737,340
Robinsons Department Store PCL (For. Reg.)		133,500	262,692
Siam Cement PCL (For. Reg.)		111,350	1,403,628
Siam Commercial Bank PCL (For. Reg.)		536,700	2,225,460
Thai Oil PCL (For. Reg.)		335,500	857,468
Thai Union Frozen Products PCL (For. Reg.)		576,600	288,648
TMB PCL (For. Reg.)		3,467,300	238,403
True Corp. PCL (For. Reg.)		2,936,835	522,537

TOTAL THAILAND			34,648,508

Turkey - 0.2%
Akbank T.A.S.		628,420	743,140
Anadolu Efes Biracilik Ve Malt Sanayii A/S		51,893	174,444
Arcelik A/S		64,562	179,377
Aselsan A/S		100,353	453,506
Bim Birlesik Magazalar A/S JSC		62,239	884,102
Coca-Cola Icecek Sanayi A/S		27,636	136,262
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		527,174	157,503
Eregli Demir ve Celik Fabrikalari T.A.S.		407,759	660,923
Ford Otomotiv Sanayi A/S		18,668	200,386
Haci Omer Sabanci Holding A/S		248,445	316,468
Koc Holding A/S		222,693	620,717
Petkim Petrokimya Holding A/S		258,296	234,747
TAV Havalimanlari Holding A/S		59,615	248,076
Tofas Turk Otomobil Fabrikasi A/S		33,412	126,126
Tupras Turkiye Petrol Rafinerileri A/S		38,046	896,425
Turk Hava Yollari AO (b)		166,509	418,536
Turk Sise ve Cam Fabrikalari A/S		197,616	167,226
Turkcell Iletisim Hizmet A/S		318,161	646,044
Turkiye Garanti Bankasi A/S		764,748	956,345
Turkiye Halk Bankasi A/S		173,612	191,639
Turkiye Is Bankasi A/S Series C		418,549	298,771
Turkiye Vakiflar Bankasi TAO		185,286	113,367
Ulker Biskuvi Sanayi A/S (b)		39,964	105,673
Yapi ve Kredi Bankasi A/S (b)		389,789	112,970

TOTAL TURKEY			9,042,773

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (b)		613,052	1,350,228
Aldar Properties PJSC		1,111,485	523,493
Damac Properties Dubai Co. PJSC (b)		554,289	304,824
DP World Ltd.		47,199	849,110
Dubai Investments Ltd. (b)		626,451	276,289
Dubai Islamic Bank Pakistan Ltd. (b)		502,602	719,733
Emaar Development PJSC (b)		234,311	315,762
Emaar Malls Group PJSC (b)		497,176	247,698
Emaar Properties PJSC		1,013,216	1,406,804
Emirates Telecommunications Corp. (b)		509,787	2,414,901
National Bank of Abu Dhabi PJSC		413,353	1,555,215

TOTAL UNITED ARAB EMIRATES			9,964,057

United Kingdom - 10.5%
3i Group PLC		284,323	3,191,569
Admiral Group PLC		60,190	1,548,699
Anglo American PLC (United Kingdom)		307,492	6,584,144
Antofagasta PLC		116,243	1,166,070
Ashtead Group PLC		143,282	3,544,734
Associated British Foods PLC		102,853	3,136,796
AstraZeneca PLC (United Kingdom)		369,997	28,300,948
Auto Trader Group PLC (d)		277,712	1,451,146
Aviva PLC		1,165,768	6,370,793
Babcock International Group PLC		77,398	604,661
BAE Systems PLC		929,701	6,233,912
Barclays PLC		4,988,863	10,991,996
Barratt Developments PLC		295,300	1,940,106
Berkeley Group Holdings PLC		37,411	1,674,134
BHP Billiton PLC		616,087	12,290,129
BP PLC		5,820,907	42,048,604
British American Tobacco PLC (United Kingdom)		669,090	29,005,231
British Land Co. PLC		271,942	2,057,770
BT Group PLC		2,458,884	7,529,119
Bunzl PLC		97,068	2,867,311
Burberry Group PLC		121,219	2,806,002
Carnival PLC		52,870	2,881,706
Centrica PLC		1,633,666	3,073,760
Coca-Cola European Partners PLC		63,759	2,900,397
Compass Group PLC		462,003	9,094,196
ConvaTec Group PLC (d)		411,596	852,285
Croda International PLC		38,569	2,376,207
Diageo PLC		717,596	24,808,380
Direct Line Insurance Group PLC		399,902	1,684,255
easyJet PLC		48,294	740,753
Fresnillo PLC		66,889	725,532
G4S PLC (United Kingdom)		451,665	1,241,234
GlaxoSmithKline PLC		1,448,710	28,058,270
Hammerson PLC		231,853	1,299,515
Hargreaves Lansdown PLC		82,955	1,980,698
HSBC Holdings PLC (United Kingdom)		5,849,267	48,137,136
Imperial Tobacco Group PLC		277,869	9,422,717
Informa PLC		364,011	3,320,230
InterContinental Hotel Group PLC		53,125	2,790,870
Intertek Group PLC		47,178	2,827,001
Investec PLC		196,648	1,216,560
ITV PLC		1,045,392	1,990,300
J Sainsbury PLC		506,650	2,015,331
John Wood Group PLC		197,535	1,803,278
Johnson Matthey PLC		55,824	2,121,361
Kingfisher PLC		627,245	2,036,768
Land Securities Group PLC		210,711	2,297,930
Legal & General Group PLC		1,738,055	5,587,278
Lloyds Banking Group PLC		21,023,497	15,341,688
London Stock Exchange Group PLC		91,526	5,048,055
Marks & Spencer Group PLC		483,060	1,827,644
Mediclinic International PLC		47,912	230,816
Mediclinic International PLC		66,321	319,165
Meggitt PLC		225,220	1,525,168
Melrose Industries PLC		1,418,220	3,057,235
Merlin Entertainments PLC (d)		211,018	871,745
Micro Focus International PLC		126,767	1,965,169
Mondi PLC		108,149	2,549,764
National Grid PLC		977,937	10,364,992
Next PLC		41,029	2,729,148
NMC Health PLC		30,419	1,373,297
Pearson PLC		223,666	2,569,463
Pearson PLC sponsored ADR (a)		4,952	56,453
Persimmon PLC		90,153	2,643,458
Prudential PLC		756,515	15,148,172
Reckitt Benckiser Group PLC		195,305	15,793,166
RELX PLC		310,640	6,154,431
RELX PLC		266,349	5,270,353
Rio Tinto PLC		346,331	16,814,638
Rolls-Royce Holdings PLC		488,248	5,236,065
Royal Bank of Scotland Group PLC		1,403,592	4,225,513
Royal Dutch Shell PLC:
Class A		75,363	2,393,637
Class A (United Kingdom)		1,265,634	40,320,712
Class B (United Kingdom)		1,092,981	35,645,310
Royal Mail PLC		266,393	1,222,408
RSA Insurance Group PLC		297,774	2,148,190
Sage Group PLC		314,180	2,186,228
Schroders PLC		36,177	1,239,271
Scottish & Southern Energy PLC		305,810	4,457,310
Segro PLC		295,256	2,319,477
Severn Trent PLC		68,861	1,639,778
Smith & Nephew PLC		254,630	4,138,974
Smiths Group PLC		114,649	2,047,957
St. James's Place Capital PLC		153,554	1,989,224
Standard Chartered PLC (United Kingdom)		818,388	5,748,119
Standard Life PLC		680,008	2,351,149
Taylor Wimpey PLC		949,965	1,961,006
Tesco PLC		2,852,886	7,769,623
The Weir Group PLC		70,140	1,421,896
Travis Perkins PLC		71,398	1,010,258
Unilever PLC		355,796	18,846,385
United Utilities Group PLC		201,590	1,872,247
Vodafone Group PLC		7,783,969	14,638,052
Whitbread PLC		53,710	3,020,693
WM Morrison Supermarkets PLC		643,514	2,040,721

TOTAL UNITED KINGDOM			626,172,045

United States of America - 0.1%
Southern Copper Corp. (a)		24,172	926,754
Yum China Holdings, Inc.		106,113	3,828,557

TOTAL UNITED STATES OF AMERICA			4,755,311

TOTAL COMMON STOCKS
(Cost $5,427,384,666)			5,519,416,936

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.7%
Ambev SA sponsored ADR		39,361	170,433
Banco Bradesco SA:
(PN)		958,323	8,832,589
(PN) sponsored ADR		28,180	258,414
Brasil Foods SA sponsored ADR (b)		5,717	33,845
Braskem SA (PN-A)		50,100	702,060
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		71,900	513,916
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		47,101	989,988
Companhia Energetica de Minas Gerais (CEMIG) (PN)		247,765	734,340
Gerdau SA		293,950	1,284,328
Itau Unibanco Holding SA		900,774	11,920,763
Itau Unibanco Holding SA sponsored ADR		41,228	542,973
Itausa-Investimentos Itau SA (PN)		1,286,407	3,885,319
Lojas Americanas SA (PN)		212,937	1,075,699
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)		1,081,640	8,027,649
(PN) sponsored ADR (non-vtg.)		35,440	525,221
sponsored ADR		6,520	105,950
Telefonica Brasil SA		129,240	1,500,941

TOTAL BRAZIL			41,104,428

Chile - 0.0%
Embotelladora Andina SA Class B		84,533	297,564
Sociedad Quimica y Minera de Chile SA (PN-B)		35,865	1,551,047

TOTAL CHILE			1,848,611

Colombia - 0.0%
Bancolombia SA (PN)		126,692	1,184,477
Grupo Aval Acciones y Valores SA		1,043,585	366,283
Grupo de Inversiones Suramerica SA		31,028	283,343

TOTAL COLOMBIA			1,834,103

France - 0.1%
Air Liquide SA (b)		36,543	4,428,776
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		15,754	1,190,179
Fuchs Petrolub AG		20,439	947,771
Henkel AG & Co. KGaA		52,970	5,794,459
Porsche Automobil Holding SE (Germany)		45,232	2,876,528
Sartorius AG (non-vtg.)		10,445	1,514,308
Volkswagen AG		52,262	8,805,782

TOTAL GERMANY			21,129,027

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,666,717	843,472
Korea (South) - 0.2%
AMOREPACIFIC Corp.		3,090	243,734
Hyundai Motor Co.		9,454	551,829
Hyundai Motor Co. Series 2		9,503	589,669
LG Chemical Ltd.		2,748	480,479
LG Household & Health Care Ltd.		764	490,138
Samsung Electronics Co. Ltd.		245,455	7,690,637

TOTAL KOREA (SOUTH)			10,046,486

Russia - 0.0%
AK Transneft OAO		131	339,861
Surgutneftegas OJSC		2,053,717	1,188,918

TOTAL RUSSIA			1,528,779

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (b)		22,459,408	28,708
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $78,481,429)			82,792,390
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	44,728

U.S. Government and Government Agency Obligations - 0.2%
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (f)
(Cost $10,960,624)		11,000,000	10,957,265
		Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 2.23% (g)		156,954,372	$156,985,763
Fidelity Securities Lending Cash Central Fund 2.23% (g)(h)		32,422,571	32,425,813
TOTAL MONEY MARKET FUNDS
(Cost $189,411,575)			189,411,576
TOTAL INVESTMENT IN SECURITIES - 97.6%
(Cost $5,706,284,975)			5,802,622,895
NET OTHER ASSETS (LIABILITIES) - 2.4%			144,102,067
NET ASSETS - 100%			$5,946,724,962

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2,621	Dec. 2018	$237,528,125	$(6,754,284)	$(6,754,283)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,768	Dec. 2018	84,572,280	(1,555,098)	(1,555,098)
TME S&P/TSX 60 Index Contracts (Canada)	171	Dec. 2018	23,230,385	(458,647)	(458,647)
TOTAL FUTURES CONTRACTS					$(8,768,028)

The notional amount of futures purchased as a percentage of Net Assets is 5.8%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,963,437 or 0.6% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,105,587.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,679,865
Fidelity Securities Lending Cash Central Fund	701,373
Total	$3,381,238

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$401,824,605	$166,543,259	$235,281,346	$--
Consumer Discretionary	580,214,097	382,607,575	197,533,418	73,104
Consumer Staples	549,581,196	263,320,300	286,236,956	23,940
Energy	433,982,880	219,559,669	214,423,211	--
Financials	1,257,377,152	802,261,409	455,115,739	4
Health Care	483,358,752	150,049,596	333,278,952	30,204
Industrials	655,804,423	370,637,057	285,167,366	--
Information Technology	459,004,537	251,531,141	207,473,394	2
Materials	435,912,458	297,853,046	138,059,412	--
Real Estate	174,331,850	146,873,538	27,458,312	--
Utilities	170,817,376	126,458,577	44,358,799	--
Corporate Bonds	44,728	--	44,728	--
U.S. Government and Government Agency Obligations	10,957,265	--	10,957,265	--
Money Market Funds	189,411,576	189,411,576	--	--
Total Investments in Securities:	$5,802,622,895	$3,367,106,743	$2,435,388,898	$127,254
Derivative Instruments:
Liabilities
Futures Contracts	$(8,768,028)	$(8,768,028)	$--	$--
Total Liabilities	$(8,768,028)	$(8,768,028)	$--	$--
Total Derivative Instruments:	$(8,768,028)	$(8,768,028)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$203,378,568
Level 2 to Level 1	$227,565,235

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(8,768,028)
Total Equity Risk	0	(8,768,028)
Total Value of Derivatives	$0	$(8,768,028)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $31,537,712) — See accompanying schedule: Unaffiliated issuers (cost $5,516,873,400)	$5,613,211,319
Fidelity Central Funds (cost $189,411,575)	189,411,576
Total Investment in Securities (cost $5,706,284,975)		$5,802,622,895
Foreign currency held at value (cost $7,800,385)		7,724,965
Receivable for investments sold		2,015,487
Receivable for fund shares sold		147,458,217
Dividends receivable		18,948,251
Distributions receivable from Fidelity Central Funds		281,042
Receivable for daily variation margin on futures contracts		1,728,424
Other receivables		13,590
Total assets		5,980,792,871
Liabilities
Payable to custodian bank	$746,572
Payable for fund shares redeemed	5,530
Accrued management fee	296,309
Other payables and accrued expenses	581,360
Collateral on securities loaned	32,438,138
Total liabilities		34,067,909
Net Assets		$5,946,724,962
Net Assets consist of:
Paid in capital		$5,822,534,394
Total distributable earnings (loss)		124,190,568
Net Assets, for 503,837,101 shares outstanding		$5,946,724,962
Net Asset Value, offering price and redemption price per share ($5,946,724,962 ÷ 503,837,101 shares)		$11.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$176,144,930
Interest		160,120
Income from Fidelity Central Funds		3,381,238
Income before foreign taxes withheld		179,686,288
Less foreign taxes withheld		(16,567,499)
Total income		163,118,789
Expenses
Management fee	$3,398,008
Independent trustees' fees and expenses	24,027
Legal	751
Commitment fees	15,037
Total expenses before reductions	3,437,823
Expense reductions	(318)
Total expenses after reductions		3,437,505
Net investment income (loss)		159,681,284
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(20,661,743)
Fidelity Central Funds	(14,896)
Foreign currency transactions	(258,632)
Futures contracts	9,746,725
Total net realized gain (loss)		(11,188,546)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $913,976)	(675,005,331)
Fidelity Central Funds	(1,036)
Assets and liabilities in foreign currencies	(321,221)
Futures contracts	(12,541,081)
Total change in net unrealized appreciation (depreciation)		(687,868,669)
Net gain (loss)		(699,057,215)
Net increase (decrease) in net assets resulting from operations		$(539,375,931)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$159,681,284	$117,237,792
Net realized gain (loss)	(11,188,546)	(29,868,089)
Change in net unrealized appreciation (depreciation)	(687,868,669)	836,876,743
Net increase (decrease) in net assets resulting from operations	(539,375,931)	924,246,446
Distributions to shareholders	(128,402,196)	–
Distributions to shareholders from net investment income	–	(95,231,725)
Distributions to shareholders from net realized gain	–	(2,140,039)
Total distributions	(128,402,196)	(97,371,764)
Share transactions
Proceeds from sales of shares	1,917,429,917	1,206,059,282
Reinvestment of distributions	128,402,196	97,371,764
Cost of shares redeemed	(428,336,990)	(771,760,724)
Net increase (decrease) in net assets resulting from share transactions	1,617,495,123	531,670,322
Total increase (decrease) in net assets	949,716,996	1,358,545,004
Net Assets
Beginning of period	4,997,007,966	3,638,462,962
End of period	$5,946,724,962	$4,997,007,966
Other Information
Undistributed net investment income end of period		$105,631,221
Shares
Sold	148,225,327	103,730,595
Issued in reinvestment of distributions	9,922,890	9,177,358
Redeemed	(32,286,725)	(67,302,786)
Net increase (decrease)	125,861,492	45,605,167

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Global ex U.S. Index Fund

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.22	$10.95	$11.15	$12.16	$12.35
Income from Investment Operations
Net investment income (loss)A	.37	.33	.30	.31	.39
Net realized and unrealized gain (loss)	(1.46)	2.21	(.23)	(.96)	(.33)
Total from investment operations	(1.09)	2.54	.07	(.65)	.06
Distributions from net investment income	(.31)	(.27)	(.27)	(.35)	(.24)
Distributions from net realized gain	(.02)	(.01)	–	(.01)	(.01)
Total distributions	(.33)	(.27)B	(.27)	(.36)	(.25)
Net asset value, end of period	$11.80	$13.22	$10.95	$11.15	$12.16
Total ReturnC	(8.48)%	23.84%	.71%	(5.53)%	.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.06%	.06%	.16%	.20%	.20%
Expenses net of fee waivers, if any	.06%	.06%	.16%	.20%	.20%
Expenses net of all reductions	.06%	.06%	.16%	.20%	.20%
Net investment income (loss)	2.82%	2.74%	2.84%	2.68%	3.19%
Supplemental Data
Net assets, end of period (000 omitted)	$5,946,725	$4,997,008	$3,638,463	$2,998,297	$2,478,198
Portfolio turnover rateF	2%	4%	1%	2%	2%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.27 per share is comprised of distributions from net investment income of $.267 and distributions from net realized gain of $.006 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$808,104,062
Gross unrealized depreciation	(764,873,303)
Net unrealized appreciation (depreciation)	$43,230,759
Tax Cost	$5,758,933,489

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$141,403,831
Capital loss carryforward	$(59,562,446)
Net unrealized appreciation (depreciation) on securities and other investments	$42,930,523

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(2,685,793)
No expiration
Short-term	(1,560,691)
Long-term	(55,315,962)
Total no expiration	(56,876,653)
Total capital loss carryforward	$(59,562,446)

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$128,402,196	$ 97,371,764

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,553,129,017 and $110,470,110, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,037 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $283,143. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $701,373, including $1,741 from securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $318.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Global ex U.S. Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Series Global ex U.S. Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 18, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 260 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	.06%	$1,000.00	$887.90	$.29
Hypothetical-C		$1,000.00	$1,024.90	$.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund designates 78% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include hypothetical net management fees for 2016 and 2017.

Fidelity Series Global ex U.S. Index Fund

The Board considered that effective August 1, 2016, the fund's management fee rate was reduced from 0.20% to 0.06%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

SGX-ANN-1218
1.899279.109

Fidelity® Emerging Markets Index Fund
Institutional Class and Institutional Premium Class

Fidelity® Global ex U.S. Index Fund
Institutional Class and Institutional Premium Class

Annual Report

October 31, 2018

Contents

Fidelity® Emerging Markets Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Global ex U.S. Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Life of fundA
Institutional Class	(12.67)%	1.15%	1.23%
Institutional Premium Class	(12.65)%	1.18%	1.26%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Emerging Markets Index Fund - Institutional Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI Emerging Markets Index performed over the same period.

Period Ending Values
$10,917	Fidelity® Emerging Markets Index Fund - Institutional Class
$11,234	MSCI Emerging Markets Index

Fidelity® Emerging Markets Index Fund

Management's Discussion of Fund Performance

Market Recap:  International equities returned -8.08% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. A modestly positive first half of the period gave way to a confluence of overwhelmingly negative factors – including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -11% second-half return. The index lost 8% in October alone, its largest monthly drop in more than six years. Among sectors, new-media-infused communications services (-15%) was hit the hardest, while economically sensitive consumer discretionary (-13%), information technology (-12%), financials (-10%), industrials (-9%) and materials (-7%) stocks also fared poorly. Even the more defensive real estate (-9%), utilities (-6%) and consumer staples (-5%) sectors weren’t spared this period. Conversely, elevated crude-oil prices fueled a positive return for energy (+7%), the top-performing sector, followed by the relatively stable-growing health care segment (+2%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth also pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund's share classes returned between roughly -12.6% and -12.8%, compared with a return of -12.49% for the benchmark MSCI Emerging Markets Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) With the exception of energy (+14%), all 11 sectors in the index posted a negative return for the period. By individual holding, Chinese internet company Tencent (-24%) notably detracted in absolute terms. Tencent struggled due to questions about the sustainability of the company's growth rate as well as regulatory concern. Tencent's decline also weighed on South African media company Naspers (-28%), which owns a large Tencent stake. Also detracting was Chinese e-commerce company Alibaba (-23%) and Korean electronics giant Samsung (-23%). Conversely, the top individual contributor was Brazilian mining company Vale (+62%), which benefited from better commodity pricing and management's success at cutting costs. An improved pricing environment also lifted shares of various energy producers, led by Petrobras and CNOOC, headquartered in Brazil and China, respectively

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Emerging Markets Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.5
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	3.2
Naspers Ltd. Class N (South Africa, Media)	1.5
China Construction Bank Corp. (H Shares) (China, Banks)	1.5
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.1
Baidu.com, Inc. sponsored ADR (Cayman Islands, Interactive Media & Services)	1.0
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (China, Insurance)	1.0
Vale SA (Brazil, Metals & Mining)	0.9
21.1

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	22.5
Information Technology	13.8
Communication Services	12.5
Consumer Discretionary	9.4
Energy	8.3
Materials	7.4
Consumer Staples	6.1
Industrials	4.2
Health Care	2.7
Real Estate	2.2

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
Cayman Islands	13.1%
Korea (South)	12.8%
Taiwan	10.7%
China	10.0%
United States of America	9.0%
India	7.9%
Brazil	7.3%
South Africa	5.3%
Russia	3.5%
Other*	20.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks and Equity Futures	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.1

Fidelity® Emerging Markets Index Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 87.6%
		Shares	Value
Bermuda - 0.9%
Alibaba Health Information Technology Ltd. (a)		1,054,000	$852,130
Alibaba Pictures Group Ltd. (a)		4,360,000	600,463
Beijing Enterprises Water Group Ltd.		1,702,000	865,981
Brilliance China Automotive Holdings Ltd.		928,000	809,431
China Gas Holdings Ltd.		540,400	1,709,004
China Resource Gas Group Ltd.		272,000	1,040,558
Cosco Shipping Ports Ltd.		501,082	511,181
Credicorp Ltd.		6,502	1,462,950
Credicorp Ltd. (United States)		14,620	3,299,880
GOME Electrical Appliances Holdings Ltd. (a)(b)		3,089,802	307,327
Haier Electronics Group Co. Ltd.		388,000	810,441
Hanergy Thin Film Power Group Ltd. (a)(c)		1,618,000	2
HengTen Networks Group Ltd. (a)(b)		6,472,000	231,085
Kunlun Energy Co. Ltd.		990,000	1,123,573
Luye Pharma Group Ltd. (b)		331,000	255,364
Nine Dragons Paper (Holdings) Ltd.		509,000	485,507
Shenzhen International Holdings Ltd.		267,500	511,671
Sihuan Pharmaceutical Holdings Group Ltd.		1,095,000	222,017
Skyworth Digital Holdings Ltd.		532,000	122,791

TOTAL BERMUDA			15,221,356

Brazil - 4.6%
Ambev SA		1,468,900	6,449,503
Atacadao Distribuicao Comercio e Industria Ltda		126,100	516,395
Banco Bradesco SA		347,315	2,823,130
Banco do Brasil SA		268,900	3,088,936
Banco Santander SA (Brasil) unit		130,000	1,474,137
BB Seguridade Participacoes SA		214,600	1,526,967
BM&F BOVESPA SA		642,514	4,582,110
BR Malls Participacoes SA		259,495	885,553
Brasil Foods SA (a)		161,900	952,737
CCR SA		373,700	1,101,569
Centrais Eletricas Brasileiras SA (Electrobras) (a)		66,900	422,451
Cielo SA		382,114	1,355,342
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		105,100	789,344
Companhia Siderurgica Nacional SA (CSN)		201,200	517,395
Cosan SA Industria e Comercio		52,600	455,824
Drogasil SA		71,000	1,198,501
EDP Energias do Brasil SA		88,257	332,016
Embraer SA		205,000	1,152,936
ENGIE Brasil Energia SA		47,600	509,064
Equatorial Energia SA		52,400	957,323
Fibria Celulose SA		77,600	1,498,202
Hypermarcas SA		107,600	861,031
IRB Brasil Resseguros SA		34,200	665,896
Itausa-Investimentos Itau SA		12	38
JBS SA		293,900	809,479
Klabin SA unit		215,600	1,081,621
Kroton Educacional SA		427,548	1,311,997
Localiza Rent A Car SA		154,852	1,196,290
Lojas Renner SA		224,690	2,270,145
M. Dias Branco SA		29,900	357,290
Magazine Luiza SA		23,400	1,061,378
Multiplan Empreendimentos Imobiliarios SA		81,558	504,053
Natura Cosmeticos SA		61,400	537,693
Odontoprev SA		79,000	280,634
Petrobras Distribuidora SA		107,800	694,624
Petroleo Brasileiro SA - Petrobras (ON)		904,500	7,369,190
Porto Seguro SA		30,700	448,600
Rumo SA (a)		336,500	1,505,502
Sul America SA unit		60,074	400,332
Suzano Papel e Celulose SA		137,800	1,401,513
TIM Participacoes SA		261,600	814,710
Ultrapar Participacoes SA		111,200	1,322,209
Vale SA		986,884	15,038,611
Weg SA		257,932	1,247,555

TOTAL BRAZIL			73,769,826

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)(c)(d)		376,000	28,049
Cayman Islands - 13.1%
3SBio, Inc. (d)		391,000	567,407
51job, Inc. sponsored ADR (a)		7,647	469,602
58.com, Inc. ADR (a)		28,852	1,892,403
AAC Technology Holdings, Inc.		228,500	1,740,545
Agile Property Holdings Ltd.		484,000	551,771
Airtac International Group		33,000	284,055
Alibaba Group Holding Ltd. sponsored ADR (a)		359,493	51,148,664
Anta Sports Products Ltd.		329,000	1,350,914
Autohome, Inc. ADR Class A (b)		18,083	1,308,848
Baidu.com, Inc. sponsored ADR (a)		86,038	16,352,382
Baozun, Inc. sponsored ADR (a)(b)		11,213	446,390
Car, Inc. (a)		219,000	173,704
Chailease Holding Co. Ltd.		358,020	1,019,924
China Conch Venture Holdings Ltd.		498,000	1,397,101
China First Capital Group Ltd. (a)		968,000	390,066
China Huishan Dairy Holdings Co. Ltd. (a)(c)		888,000	23,780
China Literature Ltd. (a)(d)		52,800	285,143
China Medical System Holdings Ltd.		422,000	502,077
China Mengniu Dairy Co. Ltd.		855,000	2,518,570
China Resources Cement Holdings Ltd.		750,000	660,869
China Resources Land Ltd.		850,744	2,885,735
China State Construction International Holdings Ltd.		629,000	448,372
China Zhongwang Holdings Ltd. (b)		472,800	209,813
Chong Sing Holdings Fintech Group (a)		4,904,000	222,001
CIFI Holdings Group Co. Ltd.		1,058,000	442,523
Country Garden Holdings Co. Ltd.		2,366,737	2,532,141
Country Garden Services Holdings Co. Ltd. (a)		307,000	396,182
Ctrip.com International Ltd. ADR (a)(b)		127,170	4,232,218
Dali Foods Group Co. Ltd. (d)		635,000	453,459
ENN Energy Holdings Ltd.		236,300	2,008,352
Evergrande Real Estate Group Ltd.		820,000	1,955,381
Fang Holdings Ltd. ADR (a)		60,859	123,544
Fullshare Holdings Ltd. (b)		2,117,500	823,567
Future Land Development Holding Ltd.		556,000	319,053
GCL-Poly Energy Holdings Ltd. (a)(b)		3,755,000	222,658
GDS Holdings Ltd. ADR (a)(b)		18,005	422,577
Geely Automobile Holdings Ltd.		1,532,000	2,930,394
General Interface Solution Holding Ltd.		55,000	182,087
Genscript Biotech Corp. (a)		246,000	375,182
Greentown China Holdings Ltd.		250,000	173,426
Greentown Service Group Co. Ltd.		298,000	196,844
Haitian International Holdings Ltd.		184,000	358,992
Hengan International Group Co. Ltd.		221,500	1,754,047
Huazhu Group Ltd. ADR (b)		40,171	1,050,873
JD.com, Inc. sponsored ADR (a)		224,746	5,286,026
Jiayuan International Group Ltd.		303,818	533,099
Kaisa Group Holdings Ltd.		609,000	148,329
Kingboard Chemical Holdings Ltd.		214,000	573,072
Kingboard Laminates Holdings Ltd.		311,000	237,951
Kingdee International Software Group Co. Ltd.		704,000	574,551
Kingsoft Corp. Ltd.		255,000	360,943
KWG Property Holding Ltd.		395,500	302,099
Lee & Man Paper Manufacturing Ltd.		456,000	390,178
Lijun International Pharmaceutical Holding Ltd.		474,000	398,327
Logan Property Holdings Co. Ltd.		428,000	395,147
Longfor Properties Co. Ltd.		455,000	1,104,725
Meitu, Inc. (a)(d)		494,500	257,908
Momo, Inc. ADR (a)		45,122	1,514,746
NetEase, Inc. ADR		24,517	5,095,858
New Oriental Education & Technology Group, Inc. sponsored ADR		44,260	2,589,653
Nexteer Auto Group Ltd.		253,000	354,886
Noah Holdings Ltd. sponsored ADR (a)(b)		8,277	312,126
Semiconductor Manufacturing International Corp. (a)		906,200	748,555
Shenzhou International Group Holdings Ltd.		233,000	2,573,059
Shimao Property Holdings Ltd.		365,000	713,993
Shui On Land Ltd.		1,041,500	209,842
SINA Corp. (a)		19,755	1,250,689
Sino Biopharmaceutical Ltd.		2,167,000	1,942,630
SOHO China Ltd.		586,000	198,772
Sunac China Holdings Ltd.		754,000	2,047,986
Sunny Optical Technology Group Co. Ltd.		222,000	1,925,031
TAL Education Group ADR (a)		110,526	3,203,043
Tencent Holdings Ltd.		1,772,900	60,738,234
Tingyi (Cayman Islands) Holding Corp.		602,000	890,493
Towngas China Co. Ltd.		278,506	202,435
Uni-President China Holdings Ltd.		406,000	393,991
Vipshop Holdings Ltd. ADR (a)		131,842	640,752
Want Want China Holdings Ltd.		1,529,000	1,091,871
Weibo Corp. sponsored ADR (a)(b)		16,699	985,408
Wuxi Biologics (Cayman), Inc. (a)		152,500	1,086,098
Xinyi Solar Holdings Ltd.		889,568	277,921
Yuzhou Properties Co.		480,000	171,386
YY, Inc. ADR (a)		14,802	945,848
Zhen Ding Technology Holding Ltd.		146,000	333,399
Zhongsheng Group Holdings Ltd. Class H		177,000	322,764

TOTAL CAYMAN ISLANDS			211,127,460

Chile - 0.9%
Aguas Andinas SA		767,030	401,145
Banco de Chile		7,677,257	1,069,955
Banco de Credito e Inversiones		13,605	852,945
Banco de Credito e Inversiones rights 11/29/18 (a)		1,041	3,193
Banco Santander Chile		20,749,246	1,532,333
Cencosud SA		446,541	917,456
Colbun SA		2,457,076	467,759
Compania Cervecerias Unidas SA		47,897	597,332
Compania de Petroleos de Chile SA (COPEC)		122,266	1,718,053
CorpBanca SA		45,037,784	417,373
Empresa Nacional de Telecomunicaciones SA (ENTEL)		50,644	367,457
Empresas CMPC SA		392,082	1,349,744
Enel Chile SA		8,603,120	747,823
Enersis SA		8,816,699	1,379,499
LATAM Airlines Group SA		89,353	815,212
LATAM Airlines Group SA sponsored ADR (b)		6,995	64,494
S.A.C.I. Falabella		223,677	1,688,813
S.A.C.I. Falabella rights 11/17/18 (a)		7,748	779
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)		1,980	86,744

TOTAL CHILE			14,478,109

China - 10.0%
Agricultural Bank of China Ltd. (H Shares)		9,385,000	4,116,884
Air China Ltd. (H Shares)		584,000	469,914
Aisino Co. Ltd. Class A		4,500	15,160
Aluminum Corp. of China Ltd. (H Shares) (a)		1,242,000	449,796
Angang Steel Co. Ltd. (H Shares)		320,000	272,177
Anhui Conch Cement Co. Ltd. (H Shares)		401,000	2,070,977
Anxin Trust Co. Ltd. Class A		11,000	7,680
AVIC Aircraft Co. Ltd. Class A		4,800	10,184
AVIC Aviation Engine Corp. PLC Class A		3,600	11,761
AVIC Capital Co. Ltd. Class A		20,600	13,584
AVIC Shenyang Aircraft Co. Ltd. Class A (a)		7,600	36,379
AviChina Industry & Technology Co. Ltd. (H Shares)		609,000	405,381
Baic Motor Corp. Ltd. (d)		510,000	286,153
Bank Communications Co. Ltd. (H Shares)		2,857,000	2,142,217
Bank of Beijing Co. Ltd. Class A		110,480	96,295
Bank of China Ltd. (H Shares)		24,856,000	10,586,530
Bank of Guiyang Co. Ltd. Class A		66,700	114,073
Bank of Hangzhou Co. Ltd. Class A		127,320	145,651
Bank of Jiangsu Co. Ltd. Class A		91,600	85,223
Bank of Nanjing Co. Ltd. Class A		49,300	51,804
Bank of Ningbo Co. Ltd. Class A		46,000	116,127
Bank of Shanghai Co. Ltd. Class A		59,806	104,683
Baoshan Iron & Steel Co. Ltd.		127,400	139,716
BBMG Corp. (H Shares)		702,000	193,360
Beijing Capital Co. Ltd. Class A		117,400	54,361
Beijing Capital International Airport Co. Ltd. (H Shares)		530,000	573,799
Beijing Dabeinong Technology Group Co. Ltd. Class A		10,900	5,250
Beijing Shiji Information Technology Co. Ltd. Class A		2,300	9,611
Beijing Tongrentang Co. Ltd. Class A		3,200	13,042
BOE Technology Group Co. Ltd. Class A		240,800	94,930
BYD Co. Ltd. (H Shares) (b)		208,000	1,338,019
CGN Power Co. Ltd. (H Shares) (d)		2,960,000	679,423
Changjiang Securities Co. Ltd. Class A		18,900	13,954
China Avionics Systems Co. Ltd. Class A		1,600	3,113
China Cinda Asset Management Co. Ltd. (H Shares)		2,549,000	624,090
China CITIC Bank Corp. Ltd. (H Shares)		2,736,000	1,692,130
China Coal Energy Co. Ltd. (H Shares)		578,000	258,709
China Communications Construction Co. Ltd. (H Shares)		1,400,000	1,280,039
China Communications Services Corp. Ltd. (H Shares)		746,000	603,120
China Construction Bank Corp. (H Shares)		29,867,000	23,700,872
China Eastern Airlines Corp. Ltd. (H Shares)		438,000	241,845
China Everbright Bank Co. Ltd. (H Shares)		830,000	369,385
China Film Co. Ltd. Class A		7,500	13,010
China Fortune Land Development Co. Ltd. Class A		5,700	19,080
China Galaxy Securities Co. Ltd. (H Shares)		1,016,000	510,465
China Gezhouba Group Co. Ltd. Class A		10,900	10,016
China Grand Automotive Services Co. Ltd. Class A		8,100	4,796
China Huarong Asset Management Co. Ltd. (d)		3,085,000	558,624
China International Capital Corp. Ltd. Class H		322,400	529,525
China International Marine Containers (Group) Ltd. (H Shares)		127,000	112,069
China International Travel Service Corp. Ltd. (A Shares)		10,900	83,879
China Life Insurance Co. Ltd. (H Shares)		2,319,000	4,646,809
China Longyuan Power Grid Corp. Ltd. (H Shares)		973,000	739,495
China Merchants Bank Co. Ltd. (H Shares)		1,324,846	5,102,092
China Merchants Securities Co. Ltd. Class A		35,500	67,329
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A		47,700	128,556
China Minsheng Banking Corp. Ltd. (H Shares)		2,079,040	1,532,380
China Molybdenum Co. Ltd. (H Shares)		1,188,000	440,844
China National Building Materials Co. Ltd. (H Shares)		1,186,000	846,932
China National Chemical Engineering Co. Ltd. Class A		13,400	11,199
China National Nuclear Power Co. Ltd. Class A		75,700	60,446
China Northern Rare Earth Group High-Tech Co. Ltd.		8,900	13,397
China Nuclear Engineering Corp. Ltd. Class A		6,601	6,615
China Oilfield Services Ltd. (H Shares)		562,000	526,744
China Pacific Insurance (Group) Co. Ltd. (H Shares)		858,600	3,197,052
China Petroleum & Chemical Corp. (H Shares)		8,029,000	6,540,233
China Railway Construction Corp. Ltd. (H Shares)		673,500	851,972
China Railway Group Ltd. (H Shares)		1,148,000	1,024,745
China Railway Signal & Communications Corp. (d)		425,000	285,069
China Reinsurance Group Corp.		1,661,000	317,714
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.		2,700	9,293
China Shenhua Energy Co. Ltd.:
(H Shares)		1,038,000	2,350,803
Class A		42,400	121,809
China Shipbuilding Industry Group Power Co. Ltd.		2,300	6,858
China Shipping Container Lines Co. Ltd. (H Shares) (a)		1,148,000	117,114
China Shipping Development Co. Ltd. (H Shares)		360,000	196,941
China South Publishing & Media Group Co. Ltd. Class A		8,200	13,765
China Southern Airlines Ltd. (H Shares)		618,000	334,141
China Spacesat Co. Ltd. Class A		24,100	56,073
China State Construction Engineering Corp. Ltd. Class A		280,780	216,553
China Telecom Corp. Ltd. (H Shares)		4,298,000	2,027,888
China Tower Corp. Ltd. Class H		10,722,000	1,627,042
China United Network Communications Ltd. Class A		202,900	157,651
China Vanke Co. Ltd. (H Shares)		434,500	1,338,082
China Yangtze Power Co. Ltd. Class A		84,800	189,764
Chinese Universe Publishing and Media Co. Ltd. Class A		5,700	9,389
Chongqing Changan Automobile Co. Ltd. (B Shares)		566,800	381,628
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		720,000	396,636
CITIC Guoan Information Industry Co. Ltd. Class A		12,500	5,573
CITIC Securities Co. Ltd. (H Shares)		765,000	1,346,221
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)		780,500	278,681
CRRC Corp. Ltd. (H Shares)		1,376,600	1,207,736
Daqin Railway Co. Ltd. (A Shares)		120,800	139,578
Datang International Power Generation Co. Ltd. (H Shares)		840,000	187,453
DHC Software Co. Ltd. Class A		7,700	7,892
Dong E-E-Jiao Co. Ltd. Class A		1,400	7,877
Dongfeng Motor Group Co. Ltd. (H Shares)		830,000	817,093
Dongxing Securities Co. Ltd. Class A		5,800	8,439
Dr. Peng Telcom & Media Group Ltd. Class A		3,400	3,485
Everbright Securities Co. Ltd. Class A		71,100	98,562
Fangda Carbon New Material Co. Ltd.		3,800	10,792
Financial Street Holdings Co. Ltd. Class A		116,000	108,589
First Capital Securities Co. Ltd. Class A		9,500	7,055
Focus Media Information Technology Co. Ltd. Class A		77,220	66,420
Foshan Haitian Flavouring & Food Co. Ltd. Class A		13,800	127,739
Founder Securities Co. Ltd. Class A		22,500	17,547
Future Land Holdings Co. Ltd. Class A		4,300	15,331
Fuyao Glass Industries Group Co. Ltd.		155,600	459,342
GD Power Development Co. Ltd. Class A		258,900	90,560
Gemdale Corp. Class A		90,500	118,839
GF Securities Co. Ltd. (H Shares)		433,000	559,889
Giant Network Group Co. Ltd. Class A (c)		3,200	8,707
GoerTek, Inc. Class A		6,600	6,879
Great Wall Motor Co. Ltd. (H Shares) (b)		887,000	524,829
Gree Electric Appliances, Inc. of Zhuhai Class A (a)		19,500	106,394
Greenland Holdings Corp. Ltd. Class A		130,233	115,192
Guangshen Railway Co. Ltd. Class A		15,900	7,066
Guangzhou Automobile Group Co. Ltd. (H Shares)		910,000	920,218
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A		3,300	17,438
Guangzhou Haige Communications Group Class A		5,800	6,145
Guangzhou R&F Properties Co. Ltd. (H Shares)		290,800	456,116
Guosen Securities Co. Ltd. Class A		106,200	127,580
Guotai Junan Securities Co. Ltd. Class H		210,400	443,233
Guoyuan Securities Co. Ltd. Class A		9,100	9,393
Haitong Securities Co. Ltd. (H Shares)		1,028,800	1,035,104
Han's Laser Technology Industry Group Co. Ltd.		2,500	11,239
Hangzhou Hikvision Digital Technology Co. Ltd. Class A		51,400	178,317
Hangzhou Robam Appliances Co. Ltd. Class A		2,300	6,924
Heilan Home Co. Ltd. Class A		4,800	5,326
Henan Shuanghui Investment & Development Co. Ltd. Class A		5,800	18,741
Hengli Petrochemical Co. Ltd. Class A		25,100	50,879
Hengtong Optic-electric Co. Ltd. Class A		4,480	10,494
Hesteel Co. Ltd. Class A		32,300	14,678
Huaan Securities Co. Ltd. Class A		183,200	134,203
Huadian Power International Corp. Ltd. (H Shares)		490,000	185,579
Huadong Medicine Co. Ltd. Class A		3,300	16,870
Huaneng Power International, Inc. (H Shares)		1,314,000	732,239
Huaneng Renewables Corp. Ltd. (H Shares)		1,492,000	382,420
Huatai Securities Co. Ltd. (H Shares) (d)		562,000	902,990
Huaxia Bank Co. Ltd. Class A		89,600	102,757
Huayu Automotive Systems Co. Ltd. Class A		23,200	57,970
Hubei Biocause Pharmaceutical Co. Ltd. Class A		98,400	82,239
Hubei Energy Group Co. Ltd. Class A		155,500	81,142
Hundsun Technologies, Inc. Class A		1,500	10,049
iFlytek Co. Ltd.		4,800	15,531
Industrial & Commercial Bank of China Ltd. (H Shares)		21,832,000	14,812,424
Industrial Bank Co. Ltd. Class A		163,600	378,063
Industrial Securities Co. Ltd. Class A		177,100	124,403
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		12,700	40,199
Inner Mongolia Baotou Steel Union Co. Ltd. Class A		84,200	19,554
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		476,100	565,607
Jiangsu Expressway Co. Ltd. (H Shares)		336,000	450,745
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		19,900	175,674
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A		8,800	111,507
Jiangxi Copper Co. Ltd. (H Shares)		372,000	409,857
Jiangxi Ganfeng Lithium Co. Ltd.		1,700	5,751
Jihua Group Corp. Ltd. Class A		9,200	4,576
Jinduicheng Molybdenum Co. Ltd. Class A		8,900	8,025
Jinke Properties Group Co. Ltd. Class A		94,000	80,987
Jointown Pharmaceutical Group Class A		4,400	9,632
Kangmei Pharmaceutical Co. Ltd. Class A		40,900	72,411
Kweichow Moutai Co. Ltd. (A Shares)		6,400	503,603
Legend Holdings Corp. (d)		111,200	302,037
Liaoning Chengda Co. Ltd. Class A		25,500	39,846
LONGi Green Energy Technology Co. Ltd.		3,900	7,576
Luxshare Precision Industry Co. Ltd. Class A		8,450	20,109
Luzhou Laojiao Co. Ltd. Class A		3,400	18,551
Maanshan Iron & Steel Co. Ltd. Class A		12,400	7,413
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A		6,600	13,823
Metallurgical Corp. China Ltd. (H Shares)		896,000	217,089
Midea Group Co. Ltd. Class A		35,600	189,032
Muyuan Foodstuff Co. Ltd. Class A		3,600	11,818
NARI Technology Co. Ltd. Class A		47,600	118,392
New China Life Insurance Co. Ltd. (H Shares)		273,200	1,276,823
Ningbo Zhoushan Port Co. Ltd. Class A		36,800	19,836
O-film Tech Co. Ltd. Class A		5,900	11,080
Offshore Oil Enginering Co. Ltd. Class A		11,500	9,199
Orient Securities Co. Ltd. Class A		11,800	15,597
People's Insurance Co. of China Group (H Shares)		2,273,000	927,524
Perfect World Co. Ltd. Class A		2,400	8,402
PetroChina Co. Ltd. (H Shares)		6,652,000	4,782,946
PICC Property & Casualty Co. Ltd. (H Shares)		2,137,840	2,071,881
Ping An Bank Co. Ltd. Class A		113,800	177,985
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,670,000	15,726,892
Poly Developments & Holdings Class A		71,400	128,969
Postal Savings Bank of China Co. Ltd.		797,000	475,642
Power Construction Corp. of China Ltd. Class A		149,200	101,168
Qingdao Haier Co. Ltd.		43,800	79,492
Qinghai Salt Lake Potash Co. Ltd. Class A (a)		5,700	6,210
Risesun Real Estate Development Co. Ltd. Class A		7,300	8,309
Rongsheng Petrochemical Co. Ltd. Class A		5,700	8,433
SAIC Motor Corp. Ltd.		47,800	185,769
Sanan Optoelectronics Co. Ltd. Class A		8,800	17,737
Sany Heavy Industry Co. Ltd. Class A		78,400	88,452
SDIC Capital Co. Ltd.		5,500	7,096
SDIC Power Holdings Co. Ltd. Class A		71,500	72,877
Shaanxi Coal Industry Co. Ltd. Class A		83,100	101,617
Shandong Buchang Pharmaceuticals Co. Ltd. Class A		2,210	8,636
Shandong Gold Mining Co. Ltd. Class A		3,900	14,704
Shandong Linglong Tyre Co. Ltd. Class A		15,500	31,219
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		620,000	554,224
Shanghai 2345 Network Holding Group Co. Ltd. Class A		9,750	5,549
Shanghai Construction Group Co. Ltd. Class A		50,200	21,661
Shanghai Electric Group Co. Ltd. (H Shares)		812,000	264,041
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		180,000	539,407
Shanghai International Airport Co. Ltd. (A Shares)		2,600	18,469
Shanghai International Port Group Co. Ltd. Class A		60,500	46,834
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		306,124	388,777
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)		276,600	610,908
Shanghai Pudong Development Bank Co. Ltd.		196,200	308,828
Shanghai Tunnel Engineering Co. Ltd.		18,600	15,199
Shanghai Zhangjiang High Ltd. Class A		35,200	44,658
Shanghaioriental Pearl Media Co. Ltd.		10,790	14,122
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A		5,900	6,978
Shanxi Securities Co. Ltd. Class A		7,100	6,015
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A		2,000	9,272
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A		6,400	5,945
Shenergy Co. Ltd. Class A		138,900	100,556
Shenwan Hongyuan Group Co. Ltd. Class A		122,100	78,067
Shenzhen Energy Group Co. Ltd. Class A		100,000	74,545
Shenzhen Overseas Chinese Town Co. Ltd. Class A		59,700	49,382
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A		2,000	7,067
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A		10,500	6,442
Shijiazhuang Baosh Electric Co. Ltd. Class A		11,300	7,630
Sichuan Chuantou Energy Co. Ltd. class A		72,000	83,192
Sichuan Kelun Pharmaceutical Co. Ltd.		2,900	9,770
Sichuan New Hope Agribusiness Co. Ltd. Class A		110,600	94,338
Sinolink Securities Co. Ltd. Class A		8,000	8,223
Sinopec Engineering Group Co. Ltd. (H Shares)		382,500	355,578
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		969,000	425,068
Sinopharm Group Co. Ltd. (H Shares)		371,200	1,789,269
Sinotrans Ltd. (H Shares)		600,000	208,877
Soochow Securities Co. Ltd. Class A		9,800	9,314
Southwest Securities Co. Ltd. Class A		20,200	11,815
Spring Airlines Co. Ltd. Class A		3,287	16,021
Suning.com Co. Ltd. Class A		54,500	88,911
Suzhou Gold Mantis Consolidated Co. Ltd.		7,800	8,968
Tasly Pharmaceutical Group Co. Ltd.		2,800	8,080
TBEA Co. Ltd. Class A		120,800	120,356
TCL Corp. Class A		199,100	70,499
Tianma Microelectronics Co. Ltd. Class A		5,100	7,684
Tianqi Lithium Corp. Class A		9,200	38,432
Tong Ren Tang Technologies Co. Ltd. (H Shares)		163,000	233,215
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A		4,400	8,440
Tongling Nonferrous Metals Group Co. Ltd. Class A		42,400	12,704
Tongwei Co. Ltd. Class A		7,600	6,973
TravelSky Technology Ltd. (H Shares)		287,000	695,363
Tsingtao Brewery Co. Ltd. (H Shares)		116,000	457,820
Tus-Sound Environmental Resources Co. Ltd. Class A		3,200	5,000
Unisplendour Corp. Ltd. Class A		1,260	5,995
Wanxiang Qianchao Co. Ltd. Class A		71,800	51,465
Weichai Power Co. Ltd. (H Shares)		618,200	610,951
Weifu High-Technology Group Co. Ltd. Class A		30,900	78,804
Western Securities Co. Ltd. Class A		9,500	11,385
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A		22,200	35,103
Wuliangye Yibin Co. Ltd. Class A		21,900	151,167
XCMG Construction Machinery Co. Ltd. Class A		17,500	8,329
Xiamen C&D, Inc. Class A		83,700	90,352
Xinhu Zhongbao Co. Ltd. Class A		14,800	6,598
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)		223,800	166,667
Yanzhou Coal Mining Co. Ltd. (H Shares)		572,000	540,493
Yonghui Superstores Co. Ltd. Class A		85,700	87,719
Yonyou Network Technology Co. Ltd. Class A		12,200	41,957
Youngor Group Co. Ltd. Class A		107,900	114,464
Yunnan Baiyao Group Co. Ltd. (c)		2,400	24,163
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A		1,400	15,554
Zhaojin Mining Industry Co. Ltd. (H Shares) (b)		308,000	271,790
Zhejiang Century Huatong Group Co. Ltd. Class A (c)		1,600	7,432
Zhejiang China Commodities City Group Co. Ltd. Class A		144,800	75,974
Zhejiang Chint Electric Co. Ltd. Class A		4,000	13,045
Zhejiang Dahua Technology Co. Ltd.		6,200	10,230
Zhejiang Expressway Co. Ltd. (H Shares)		416,000	348,526
Zhejiang Huayou Cobalt Co. Ltd. Class A		1,820	8,806
Zhejiang Longsheng Group Co. Ltd. Class A		8,400	10,693
Zhejiang Zheneng Electric Power Co. Ltd. Class A		59,900	40,617
Zhengzhou Yutong Bus Co. Ltd.		5,100	7,794
ZhongAn Online P & C Insurance Co. Ltd. Class H (a)(b)(d)		47,600	158,121
Zhongjin Gold Co. Ltd. Class A		7,900	8,947
Zhuhai Wanlida Electric Co. Ltd. Class A		1,200	4,337
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		168,700	901,374
Zijin Mng Group Co. Ltd. (H Shares)		1,822,000	676,110
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A		238,400	114,148
ZTE Corp. (H Shares)		254,880	388,725

TOTAL CHINA			161,835,012

Colombia - 0.3%
Bancolombia SA		68,689	646,032
Bancolombia SA sponsored ADR		2,970	109,712
Cementos Argos SA		147,256	321,086
Ecopetrol SA		1,540,076	1,789,059
Grupo de Inversiones Suramerica SA		69,899	681,729
Interconexion Electrica SA ESP		137,246	509,849
Inversiones Argos SA		92,246	429,783

TOTAL COLOMBIA			4,487,250

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S		49,496	1,177,879
Komercni Banka A/S		23,283	884,489
MONETA Money Bank A/S (d)		151,385	502,378
Telefonica Czech Rep A/S		19,262	202,699

TOTAL CZECH REPUBLIC			2,767,445

Egypt - 0.1%
Commercial International Bank SAE		321,508	1,426,333
Commercial International Bank SAE sponsored GDR		2,831	12,301
Eastern Tobacco Co.		262,800	232,883
Elsewedy Electric Co.		220,500	185,186

TOTAL EGYPT			1,856,703

Greece - 0.3%
Alpha Bank AE (a)		427,155	645,896
EFG Eurobank Ergasias SA (a)		573,374	386,412
Ff Group (a)(c)		10,260	44,625
Greek Organization of Football Prognostics SA		68,371	642,755
Hellenic Telecommunications Organization SA		75,511	842,446
Jumbo SA		33,774	492,713
Motor Oil (HELLAS) Corinth Refineries SA		18,742	443,668
National Bank of Greece SA (a)		169,559	293,838
Piraeus Bank SA		81,521	120,035
Titan Cement Co. SA (Reg.)		13,384	294,698

TOTAL GREECE			4,207,086

Hong Kong - 3.5%
Beijing Enterprises Holdings Ltd.		154,000	832,650
BYD Electronic International Co. Ltd.		196,000	229,693
China Agri-Industries Holdings Ltd.		602,000	201,129
China Everbright International Ltd.		1,314,333	1,047,518
China Everbright Ltd.		270,000	477,203
China Jinmao Holdings Group Ltd.		1,620,000	679,652
China Merchants Holdings International Co. Ltd.		382,105	650,002
China Mobile Ltd.		1,906,500	17,859,860
China Overseas Land and Investment Ltd.		1,186,000	3,712,890
China Power International Development Ltd. (b)		1,261,000	249,243
China Resources Beer Holdings Co. Ltd.		446,878	1,552,857
China Resources Pharmaceutical Group Ltd. (d)		485,000	711,239
China Resources Power Holdings Co. Ltd.		569,691	1,001,070
China Taiping Insurance Group Ltd.		495,177	1,654,389
China Travel International Investment HK Ltd.		632,000	169,244
China Unicom Ltd.		1,872,000	1,958,016
CITIC Pacific Ltd.		1,790,000	2,684,332
CNOOC Ltd.		5,250,000	8,940,645
CNOOC Ltd. sponsored ADR (b)		2,944	498,272
CSPC Pharmaceutical Group Ltd.		1,458,000	3,075,169
Far East Horizon Ltd.		671,000	650,297
Fosun International Ltd.		776,000	1,132,045
Guangdong Investment Ltd.		898,000	1,603,173
Hua Hong Semiconductor Ltd. (d)		128,000	222,639
Lenovo Group Ltd.		2,214,000	1,408,815
MMG Ltd. (a)		764,000	286,429
Shanghai Industrial Holdings Ltd.		125,000	262,690
Shenzhen Investment Ltd.		902,000	258,800
Sino-Ocean Group Holding Ltd.		866,979	339,409
Sinotruk Hong Kong Ltd.		215,500	309,429
Sun Art Retail Group Ltd.		731,466	799,376
Winteam Pharmaceutical Group Ltd.		716,000	455,606
Yuexiu Property Co. Ltd.		1,946,000	307,709

TOTAL HONG KONG			56,221,490

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		113,512	1,190,358
OTP Bank PLC		69,999	2,515,220
Richter Gedeon PLC		43,422	807,391

TOTAL HUNGARY			4,512,969

India - 7.9%
Adani Ports & Special Economic Zone Ltd.		161,445	696,008
Ambuja Cements Ltd.		185,816	495,317
Ashok Leyland Ltd.		362,450	562,101
Asian Paints Ltd.		89,330	1,486,096
Aurobindo Pharma Ltd.		82,568	883,676
Avenue Supermarts Ltd. (a)(d)		38,347	693,704
Axis Bank Ltd. (a)		559,682	4,407,231
Bajaj Auto Ltd.		25,675	900,395
Bajaj Finance Ltd.		54,070	1,741,813
Bajaj Finserv Ltd.		11,702	855,127
Bharat Forge Ltd.		65,199	515,615
Bharat Heavy Electricals Ltd.		287,146	266,918
Bharat Petroleum Corp. Ltd.		232,506	864,824
Bharti Airtel Ltd.		436,530	1,725,521
Bharti Infratel Ltd.		106,816	388,862
Bosch Ltd. (a)		2,258	602,861
Britannia Industries Ltd.		8,770	669,264
Cadila Healthcare Ltd.		65,950	321,056
Cipla Ltd. (a)		107,031	910,617
Coal India Ltd.		208,877	751,658
Container Corp. of India Ltd.		52,409	449,083
Dabur India Ltd.		166,173	864,455
Dr. Reddy's Laboratories Ltd.		35,384	1,215,297
Eicher Motors Ltd.		4,111	1,215,324
GAIL India Ltd.		246,725	1,248,470
Glenmark Pharmaceuticals Ltd.		45,375	381,295
Godrej Consumer Products Ltd.		111,914	1,096,821
Grasim Industries Ltd. (a)		101,405	1,142,863
Havells India Ltd. (a)		78,543	685,818
HCL Technologies Ltd.		173,729	2,479,561
Hero Motocorp Ltd.		15,266	570,174
Hindalco Industries Ltd.		359,314	1,070,752
Hindustan Petroleum Corp. Ltd.		187,141	567,167
Hindustan Unilever Ltd.		201,943	4,427,947
Housing Development Finance Corp. Ltd.		495,758	11,859,381
ICICI Bank Ltd.		741,305	3,554,817
Indiabulls Housing Finance Ltd.		84,997	959,147
Indian Oil Corp. Ltd.		445,448	833,860
Infosys Ltd.		1,087,199	10,044,833
InterGlobe Aviation Ltd. (d)		29,528	354,887
ITC Ltd.		1,061,241	4,019,113
JSW Steel Ltd.		265,976	1,220,555
Larsen & Toubro Ltd.		148,743	2,609,438
LIC Housing Finance Ltd.		91,988	511,307
Lupin Ltd. (a)		69,112	827,410
Mahindra & Mahindra Financial Services Ltd. (a)		94,621	523,256
Mahindra & Mahindra Ltd.		231,426	2,396,711
Marico Ltd.		138,924	603,519
Maruti Suzuki India Ltd.		32,798	2,934,082
Motherson Sumi Systems Ltd. (a)		291,217	642,796
Nestle India Ltd.		7,235	992,695
NTPC Ltd.		617,296	1,332,495
Oil & Natural Gas Corp. Ltd.		442,233	916,336
Page Industries Ltd.		1,716	683,374
Petronet LNG Ltd.		186,756	569,914
Pidilite Industries Ltd.		37,432	485,285
Piramal Enterprises Ltd.		25,035	735,479
Power Grid Corp. of India Ltd.		490,292	1,232,691
Rec Ltd.		224,391	353,152
Reliance Industries Ltd.		886,753	12,723,994
Shree Cement Ltd.		2,604	490,005
Shriram Transport Finance Co. Ltd.		45,524	716,960
Siemens India Ltd.		20,716	260,967
State Bank of India (a)		556,540	2,117,501
Sun Pharmaceutical Industries Ltd.		262,310	2,057,942
Tata Consultancy Services Ltd.		285,705	7,487,008
Tata Motors Ltd. (a)		494,629	1,198,245
Tata Power Co. Ltd.		355,178	367,616
Tata Steel Ltd.		108,128	809,717
Tech Mahindra Ltd. (a)		147,264	1,481,202
Titan Co. Ltd.		95,406	1,089,507
Ultratech Cemco Ltd. (a)		30,189	1,428,385
United Spirits Ltd. (a)		90,559	706,252
UPL Ltd. (a)		109,668	999,927
Vedanta Ltd. (a)		400,839	1,144,364
Vodafone Idea Ltd. (a)		622,649	325,384
Wipro Ltd.		352,732	1,578,762
Yes Bank Ltd.		532,322	1,353,837
Zee Entertainment Enterprises Ltd.		148,607	906,390

TOTAL INDIA			127,594,189

Indonesia - 1.9%
PT Adaro Energy Tbk		4,463,400	484,434
PT Astra International Tbk		6,312,100	3,280,091
PT Bank Central Asia Tbk		3,074,900	4,783,515
PT Bank Danamon Indonesia Tbk Series A		910,100	444,499
PT Bank Mandiri (Persero) Tbk		5,835,000	2,621,792
PT Bank Negara Indonesia (Persero) Tbk		2,297,900	1,107,194
PT Bank Rakyat Indonesia Tbk		17,311,000	3,586,887
PT Bank Tabungan Negara Tbk		1,229,000	171,385
PT Bumi Serpong Damai Tbk (a)		2,195,600	158,866
PT Charoen Pokphand Indonesia Tbk		2,273,700	822,585
PT Gudang Garam Tbk		149,600	711,467
PT Hanjaya Mandala Sampoerna Tbk		2,872,000	704,658
PT Indah Kiat Pulp & Paper Tbk		839,100	702,355
PT Indocement Tunggal Prakarsa Tbk		573,400	652,512
PT Indofood CBP Sukses Makmur Tbk		748,600	439,484
PT Indofood Sukses Makmur Tbk		1,402,800	551,339
PT Jasa Marga Tbk		645,637	176,247
PT Kalbe Farma Tbk		6,617,800	596,375
PT Matahari Department Store Tbk		783,900	250,085
PT Pakuwon Jati Tbk		4,745,500	149,209
PT Perusahaan Gas Negara Tbk Series B		3,447,000	503,361
PT Semen Gresik (Persero) Tbk		915,900	542,220
PT Surya Citra Media Tbk		1,716,800	177,298
PT Telekomunikasi Indonesia Tbk Series B		15,738,400	3,986,918
PT Tower Bersama Infrastructure Tbk		586,700	180,612
PT Unilever Indonesia Tbk		471,000	1,339,186
PT United Tractors Tbk		517,100	1,139,474
PT Waskita Karya Persero Tbk		1,383,300	131,028

TOTAL INDONESIA			30,395,076

Isle of Man - 0.1%
NEPI Rockcastle PLC		115,140	994,251
Korea (South) - 12.1%
AMOREPACIFIC Corp.		9,722	1,303,651
AMOREPACIFIC Group, Inc.		8,899	484,336
BGF Retail Co. Ltd.		2,454	362,401
BS Financial Group, Inc.		80,862	537,899
Celltrion Healthcare Co. Ltd.		11,024	615,450
Celltrion Pharm, Inc.		4,953	232,240
Celltrion, Inc. (a)		25,393	4,840,471
Cheil Industries, Inc.		23,730	2,256,534
Cheil Worldwide, Inc.		22,457	446,778
CJ CheilJedang Corp.		2,565	728,361
CJ Corp.		4,625	441,827
CJ O Shopping Co. Ltd.		3,343	662,154
Coway Co. Ltd.		14,979	922,895
Daelim Industrial Co.		8,609	573,430
Daewoo Engineering & Construction Co. Ltd. (a)		48,576	192,644
Db Insurance Co. Ltd.		15,269	960,836
DGB Financial Group Co. Ltd.		52,695	434,122
Dong Suh Companies, Inc.		10,287	168,144
Doosan Bobcat, Inc.		14,400	444,242
Doosan Heavy Industries & Construction Co. Ltd. (a)		18,579	178,300
E-Mart Co. Ltd.		6,423	1,151,186
GS Engineering & Construction Corp.		15,705	574,657
GS Holdings Corp.		15,743	669,181
GS Retail Co. Ltd.		8,565	269,486
Hana Financial Group, Inc.		93,605	3,142,043
Hankook Tire Co. Ltd.		22,937	832,245
Hanmi Pharm Co. Ltd.		1,934	660,204
Hanmi Science Co. Ltd.		4,190	244,937
Hanon Systems		57,768	554,391
Hanssem Co. Ltd.		3,083	131,993
Hanwha Chemical Corp.		33,680	476,715
Hanwha Corp.		13,402	330,058
Hanwha Life Insurance Co. Ltd.		97,154	381,889
HDC Hyundai Development Co. (a)		10,869	419,138
HLB, Inc. (a)		9,510	721,793
Hotel Shilla Co.		9,666	604,019
Hyundai Department Store Co. Ltd.		4,483	340,645
Hyundai Engineering & Construction Co. Ltd.		24,323	975,265
Hyundai Fire & Marine Insurance Co. Ltd.		19,354	709,025
Hyundai Glovis Co. Ltd.		5,801	579,592
Hyundai Heavy Industries Co. Ltd. (a)		11,896	1,298,030
Hyundai Mobis		21,170	3,525,241
Hyundai Motor Co.		47,056	4,392,168
Hyundai Robotics Co. Ltd. (a)		3,031	947,021
Hyundai Steel Co.		24,693	903,534
Industrial Bank of Korea		77,421	1,007,627
ING Life Insurance Korea Ltd. (d)		10,366	278,456
Kakao Corp.		15,723	1,262,250
Kangwon Land, Inc.		36,263	912,137
KB Financial Group, Inc.		123,696	5,144,678
KCC Corp.		1,848	400,049
KEPCO Plant Service & Engineering Co. Ltd.		6,544	157,721
Kia Motors Corp.		81,960	2,040,021
Korea Aerospace Industries Ltd. (a)		22,650	574,687
Korea Electric Power Corp.		80,046	1,909,586
Korea Express Co. Ltd. (a)		2,533	351,867
Korea Gas Corp. (a)		8,620	393,604
Korea Investment Holdings Co. Ltd.		12,946	672,829
Korea Zinc Co. Ltd.		2,628	872,929
Korean Air Lines Co. Ltd.		14,082	338,783
KT Corp.		216	5,428
KT&G Corp.		36,294	3,228,607
Kumho Petro Chemical Co. Ltd.		5,634	425,142
LG Chemical Ltd.		13,915	4,231,819
LG Corp.		29,778	1,730,308
LG Display Co. Ltd.		72,955	1,063,171
LG Electronics, Inc.		33,201	1,841,914
LG Household & Health Care Ltd.		2,776	2,540,004
LG Innotek Co. Ltd.		4,380	476,004
LG Telecom Ltd.		67,279	952,284
Lotte Chemical Corp.		5,366	1,234,509
Lotte Confectionery Co. Ltd. (a)		9,380	390,902
Lotte Shopping Co. Ltd.		3,499	593,389
Medy-Tox, Inc.		1,306	533,846
Mirae Asset Daewoo Co. Ltd.		124,602	702,183
NAVER Corp.		43,725	4,387,829
NCSOFT Corp.		5,493	2,067,698
Netmarble Corp. (d)		7,817	767,313
Oci Co. Ltd.		5,508	411,290
Orion Corp./Republic of Korea		6,689	557,514
Ottogi Corp.		352	203,302
Pearl Abyss Corp. (a)		1,823	328,492
POSCO		24,475	5,595,036
Posco Daewoo Corp.		14,344	223,771
S-Oil Corp.		14,120	1,534,514
S1 Corp.		5,440	460,088
Samsung Biologics Co. Ltd. (a)(d)		5,153	1,750,033
Samsung Card Co. Ltd.		8,563	252,537
Samsung Electro-Mechanics Co. Ltd.		17,498	1,809,609
Samsung Electronics Co. Ltd.		1,494,057	55,519,734
Samsung Engineering Co. Ltd. (a)		48,608	777,472
Samsung Fire & Marine Insurance Co. Ltd.		9,599	2,342,964
Samsung Heavy Industries Co. Ltd. (a)		135,335	825,532
Samsung Life Insurance Co. Ltd.		21,817	1,759,127
Samsung SDI Co. Ltd.		17,152	3,540,137
Samsung SDS Co. Ltd.		10,859	1,832,040
Samsung Securities Co. Ltd.		19,246	451,210
Shinhan Financial Group Co. Ltd.		132,849	4,941,784
Shinsegae Co. Ltd.		2,286	517,906
SillaJen, Inc. (a)		18,164	1,096,845
SK C&C Co. Ltd.		9,928	2,275,348
SK Energy Co. Ltd.		20,178	3,775,638
SK Hynix, Inc.		181,247	10,833,519
SK Telecom Co. Ltd.		6,311	1,480,952
STX Pan Ocean Co. Ltd. (Korea) (a)		78,433	327,893
ViroMed Co. Ltd. (a)		4,176	681,848
Woori Bank		147,722	2,039,107
Woori Investment & Securities Co. Ltd.		43,830	466,726
Yuhan Corp.		2,669	391,812

TOTAL KOREA (SOUTH)			194,114,525

Luxembourg - 0.1%
PLAY Communications SA (d)		34,291	147,454
Reinet Investments SCA		45,492	762,286

TOTAL LUXEMBOURG			909,740

Malaysia - 2.3%
AirAsia Group BHD		443,800	278,933
Alliance Bank Malaysia Bhd		323,600	306,239
AMMB Holdings Bhd		505,000	458,597
Astro Malaysia Holdings Bhd (d)		377,700	121,853
Axiata Group Bhd		842,071	686,214
British American Tobacco (Malaysia) Bhd		44,900	333,705
Bumiputra-Commerce Holdings Bhd		1,496,223	2,045,261
Dialog Group Bhd		1,132,800	917,718
DiGi.com Bhd		970,900	1,000,019
Felda Global Ventures Holdings Bhd (d)		467,100	156,277
Fraser & Neave Holdings BHD		37,600	302,813
Gamuda Bhd		607,700	347,091
Genting Bhd		663,600	1,164,016
Genting Malaysia Bhd		928,600	996,395
Genting Plantations Bhd		68,900	158,892
Hap Seng Consolidated Bhd		179,500	422,530
Hartalega Holdings Bhd		412,000	616,351
Hong Leong Bank Bhd		201,700	997,775
Hong Leong Credit Bhd		73,200	321,524
IHH Healthcare Bhd (d)		770,200	920,301
IJM Corp. Bhd		917,800	357,513
IOI Corp. Bhd		603,000	648,465
IOI Properties Group Bhd		467,675	146,410
Kuala Lumpur Kepong Bhd		134,100	798,607
Malayan Banking Bhd		1,204,767	2,732,283
Malaysia Airports Holdings Bhd		280,306	555,990
Maxis Bhd		732,500	915,516
MISC Bhd		353,500	515,318
My E.G.Services Bhd		620,900	178,057
Nestle (Malaysia) BHD		18,000	618,569
Petronas Chemicals Group Bhd		741,600	1,657,058
Petronas Dagangan Bhd		57,400	356,650
Petronas Gas Bhd		215,600	941,849
PPB Group Bhd		178,520	715,019
Press Metal Bhd		419,800	485,561
Public Bank Bhd		904,800	5,319,173
RHB Capital Bhd		321,689	402,063
RHB Capital Bhd (a)(c)		99,132	0
Sime Darby Bhd		729,449	383,508
Sime Darby Plantation Bhd		745,649	937,296
Sime Darby Property Bhd		974,149	226,979
SP Setia Bhd		497,040	249,441
Telekom Malaysia Bhd		366,280	208,327
Tenaga Nasional Bhd		972,900	3,417,763
Top Glove Corp. Bhd		436,200	619,197
UMW Holdings Bhd		116,800	132,585
Westports Holdings Bhd		342,600	279,189
YTL Corp. Bhd		1,036,843	262,649

TOTAL MALAYSIA			36,613,539

Mexico - 2.6%
Alfa SA de CV Series A		935,000	985,482
Alsea S.A.B. de CV		159,900	408,857
America Movil S.A.B. de CV Series L		10,491,800	7,597,720
Banco Santander Mexico SA		560,595	699,045
CEMEX S.A.B. de CV unit (a)		4,550,618	2,271,585
Coca-Cola FEMSA S.A.B. de CV Series L		162,000	923,994
El Puerto de Liverpool S.A.B. de CV Class C		59,340	376,052
Embotelladoras Arca S.A.B. de CV		135,800	682,903
Fibra Uno Administracion SA de CV		1,035,900	1,113,249
Fomento Economico Mexicano S.A.B. de CV unit		605,400	5,146,716
Gruma S.A.B. de CV Series B		66,060	689,438
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		111,100	919,122
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		64,290	1,068,607
Grupo Bimbo S.A.B. de CV Series A		505,200	946,321
Grupo Carso SA de CV Series A1		141,800	417,304
Grupo Financiero Banorte S.A.B. de CV Series O		808,500	4,448,228
Grupo Financiero Inbursa S.A.B. de CV Series O		726,200	941,299
Grupo Mexico SA de CV Series B		1,095,507	2,527,730
Grupo Televisa SA de CV		763,600	2,201,342
Industrias Penoles SA de CV		43,100	607,462
Infraestructura Energetica Nova S.A.B. de CV		163,400	640,545
Kimberly-Clark de Mexico SA de CV Series A		468,300	675,019
Mexichem S.A.B. de CV		326,855	863,429
Promotora y Operadora de Infraestructura S.A.B. de CV		73,855	672,115
Wal-Mart de Mexico SA de CV Series V		1,632,200	4,168,636

TOTAL MEXICO			41,992,200

Netherlands - 0.0%
X5 Retail Group NV unit		37,733	881,551
Pakistan - 0.1%
Habib Bank Ltd.		171,400	188,589
Lucky Cement Ltd.		38,100	143,032
MCB Bank Ltd.		123,000	183,754
Oil & Gas Development Co. Ltd.		191,100	229,450
United Bank Ltd.		143,000	161,910

TOTAL PAKISTAN			906,735

Peru - 0.0%
Compania de Minas Buenaventura SA		337	4,588
Compania de Minas Buenaventura SA sponsored ADR		55,575	769,158

TOTAL PERU			773,746

Philippines - 0.9%
Aboitiz Equity Ventures, Inc.		622,430	547,452
Aboitiz Power Corp.		475,900	300,126
Alliance Global Group, Inc. (a)		1,332,500	283,272
Ayala Corp.		76,705	1,320,594
Ayala Land, Inc.		2,282,600	1,693,678
Bank of the Philippine Islands (BPI)		280,587	431,353
BDO Unibank, Inc.		606,906	1,390,147
DMCI Holdings, Inc.		1,285,350	308,848
Globe Telecom, Inc.		10,555	412,822
GT Capital Holdings, Inc.		28,321	402,791
International Container Terminal Services, Inc.		140,630	238,169
JG Summit Holdings, Inc.		893,580	790,956
Jollibee Food Corp.		134,990	697,218
Manila Electric Co.		71,230	490,267
Megaworld Corp.		3,626,100	299,251
Metro Pacific Investments Corp.		4,501,800	404,376
Metropolitan Bank & Trust Co.		232,614	285,343
Philippine Long Distance Telephone Co.		27,050	698,969
Robinsons Land Corp.		599,151	234,897
Security Bank Corp.		65,050	175,781
SM Investments Corp.		74,670	1,257,612
SM Prime Holdings, Inc.		3,154,700	1,995,413
Universal Robina Corp.		274,910	668,793

TOTAL PHILIPPINES			15,328,128

Poland - 1.1%
Alior Bank SA (a)		28,442	428,059
Bank Handlowy w Warszawie SA		9,789	178,578
Bank Millennium SA (a)		192,275	442,461
Bank Polska Kasa Opieki SA		52,855	1,442,195
Bank Zachodni WBK SA		10,774	955,780
BRE Bank SA		4,690	457,126
CD Projekt RED SA (a)		21,117	871,173
Cyfrowy Polsat SA (a)		76,108	438,343
Dino Polska SA (a)(d)		15,606	343,668
Grupa Lotos SA		28,660	517,458
Jastrzebska Spolka Weglowa SA (a)		17,119	330,142
KGHM Polska Miedz SA (Bearer) (a)		43,310	980,617
LPP SA		401	820,361
NG2 SA		8,754	380,991
Polish Oil & Gas Co. SA		535,686	873,928
Polska Grupa Energetyczna SA (a)		260,566	713,693
Polski Koncern Naftowy Orlen SA		93,353	2,244,082
Powszechna Kasa Oszczednosci Bank SA		273,018	2,841,069
Powszechny Zaklad Ubezpieczen SA		188,675	1,926,504
Telekomunikacja Polska SA (a)		221,585	250,623
Zaklady Azotowe w Tarnowie-Moscicach SA		12,902	87,086

TOTAL POLAND			17,523,937

Qatar - 1.0%
Barwa Real Estate Co. (a)		31,134	319,720
Doha Bank (a)		44,254	267,031
Ezdan Holding Group (a)		247,552	743,812
Industries Qatar QSC (a)		56,926	2,188,704
Masraf al Rayan (a)		113,182	1,180,935
Qatar Electricity & Water Co. (a)		15,184	783,513
Qatar Insurance Co. SAQ		48,177	485,607
Qatar Islamic Bank (a)		36,458	1,532,017
Qatar National Bank SAQ		140,898	7,546,034
Qatar Telecom (Qtel) Q.S.C. (a)		25,210	476,920
The Commercial Bank of Qatar (a)		61,238	697,148

TOTAL QATAR			16,221,441

Russia - 3.4%
Alrosa Co. Ltd.		796,663	1,208,169
Gazprom OAO		1,338,016	3,157,879
Gazprom OAO sponsored ADR (Reg. S)		958,252	4,540,198
Inter Rao Ues JSC		9,763,744	590,208
Lukoil PJSC		82,670	6,205,858
Lukoil PJSC sponsored ADR		68,904	5,147,129
Magnit OJSC GDR (Reg. S)		112,091	1,495,854
Magnitogorsk Iron & Steel Works PJSC		693,800	504,970
MMC Norilsk Nickel PJSC		10,619	1,773,225
MMC Norilsk Nickel PJSC sponsored ADR		92,519	1,533,965
Mobile TeleSystems OJSC sponsored ADR		154,708	1,239,211
Moscow Exchange MICEX-RTS OAO		433,321	578,211
NOVATEK OAO GDR (Reg. S)		28,369	4,808,546
Novolipetsk Steel OJSC		372,772	907,798
PhosAgro OJSC GDR (Reg. S)		36,906	483,469
Polyus PJSC		8,332	525,163
Rosneft Oil Co. OJSC		176,414	1,233,114
Rosneft Oil Co. OJSC GDR (Reg. S)		191,497	1,346,224
RusHydro PJSC		15,637,801	130,517
RusHydro PJSC ADR (b)		194,501	152,489
Sberbank of Russia		3,359,056	9,654,886
Severstal PAO		26,724	417,856
Severstal PAO GDR (Reg. S)		38,232	592,978
Surgutneftegas OJSC		1,252,149	505,051
Surgutneftegas OJSC sponsored ADR		116,797	464,852
Tatneft PAO		245,415	2,922,310
Tatneft PAO sponsored ADR		37,903	2,670,645
VTB Bank OJSC (a)		1,010,825,800	561,316

TOTAL RUSSIA			55,352,091

Singapore - 0.0%
BOC Aviation Ltd. Class A		66,700	476,735
South Africa - 5.3%
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	148
Anglo American Platinum Ltd.		16,892	551,823
AngloGold Ashanti Ltd.		126,121	1,220,901
Aspen Pharmacare Holdings Ltd.		121,802	1,287,993
Barclays Africa Group Ltd.		225,832	2,282,583
Bidcorp Ltd.		104,996	1,969,249
Bidvest Group Ltd.		106,445	1,325,972
Capitec Bank Holdings Ltd.		12,377	831,149
Clicks Group Ltd.		78,248	997,161
Coronation Fund Managers Ltd.		66,031	219,902
Discovery Ltd.		111,543	1,194,102
Exxaro Resources Ltd.		76,941	787,012
FirstRand Ltd.		1,049,892	4,576,753
Fortress (REIT) Ltd.:
Class A		323,442	370,744
Class B		237,513	231,677
Foschini Ltd.		69,355	757,933
Gold Fields Ltd.		252,259	666,910
Growthpoint Properties Ltd.		915,490	1,405,582
Hyprop Investments Ltd.		78,421	479,855
Imperial Holdings Ltd.		49,760	549,493
Investec Ltd.		86,188	536,145
Kumba Iron Ore Ltd.		20,674	405,002
Liberty Holdings Ltd.		37,504	274,534
Life Healthcare Group Holdings Ltd.		413,289	686,364
MMI Holdings Ltd.		274,220	331,796
Mondi Ltd.		36,154	864,804
Mr Price Group Ltd.		78,796	1,233,656
MTN Group Ltd.		529,116	3,066,559
Naspers Ltd. Class N		136,423	23,975,678
Nedbank Group Ltd.		120,199	2,028,126
Netcare Ltd.		361,990	609,267
Old Mutual Ltd.		1,537,749	2,365,126
Pick 'n Pay Stores Ltd.		113,314	523,307
Pioneer Foods Ltd.		36,887	202,482
PSG Group Ltd.		46,237	689,488
Rand Merchant Insurance Holdings Ltd.		210,955	491,049
Redefine Properties Ltd.		1,728,227	1,123,450
Remgro Ltd.		166,913	2,151,738
Resilient Property Income Fund Ltd.		80,241	325,370
RMB Holdings Ltd.		223,401	1,127,567
Sanlam Ltd.		556,947	2,803,517
Sappi Ltd.		161,906	910,251
Sasol Ltd.		170,859	5,583,666
Shoprite Holdings Ltd.		139,619	1,706,376
Spar Group Ltd.		60,016	715,310
Standard Bank Group Ltd.		403,538	4,467,708
Telkom SA Ltd.		94,733	344,513
Tiger Brands Ltd.		49,399	882,602
Truworths International Ltd.		136,615	749,357
Vodacom Group Ltd.		189,531	1,598,214
Woolworths Holdings Ltd.		307,037	1,059,983

TOTAL SOUTH AFRICA			85,539,947

Taiwan - 10.7%
Acer, Inc.		898,994	630,099
Advantech Co. Ltd.		108,459	746,169
ASE Industrial Holding Co. Ltd.		1,068,927	2,154,392
Asia Cement Corp.		676,153	715,234
ASUSTeK Computer, Inc.		221,000	1,634,631
AU Optronics Corp.		2,722,000	1,062,900
Catcher Technology Co. Ltd.		206,000	2,072,609
Cathay Financial Holding Co. Ltd.		2,536,641	4,014,645
Chang Hwa Commercial Bank		1,653,288	937,168
Cheng Shin Rubber Industry Co. Ltd.		602,937	848,110
Chicony Electronics Co. Ltd.		192,766	385,401
China Airlines Ltd.		817,043	241,731
China Development Finance Holding Corp.		4,134,800	1,326,160
China Life Insurance Co. Ltd.		808,728	767,966
China Steel Corp.		3,949,204	3,112,371
Chinatrust Financial Holding Co. Ltd.		5,460,826	3,642,256
Chunghwa Telecom Co. Ltd.		1,183,000	4,176,174
Compal Electronics, Inc.		1,301,000	716,463
Delta Electronics, Inc.		649,381	2,726,685
E.SUN Financial Holdings Co. Ltd.		3,030,224	2,006,414
ECLAT Textile Co. Ltd.		55,613	660,124
EVA Airways Corp.		667,375	305,013
Evergreen Marine Corp. (Taiwan)		627,054	230,888
Evergreen Marine Corp. (Taiwan) rights 11/18/18 (a)		35,721	808
Far Eastern Textile Ltd.		992,705	995,575
Far EasTone Telecommunications Co. Ltd.		492,000	1,171,183
Feng Tay Enterprise Co. Ltd.		103,520	621,912
First Financial Holding Co. Ltd.		3,013,443	1,902,838
Formosa Chemicals & Fibre Corp.		1,094,760	3,960,308
Formosa Petrochemical Corp.		387,000	1,524,975
Formosa Plastics Corp.		1,386,520	4,523,135
Formosa Taffeta Co. Ltd.		250,000	271,717
Foxconn Technology Co. Ltd.		285,587	605,110
Fubon Financial Holding Co. Ltd.		2,067,334	3,235,165
Giant Manufacturing Co. Ltd.		101,000	384,942
GlobalWafers Co. Ltd.		67,000	531,274
Highwealth Construction Corp.		268,000	392,558
HIWIN Technologies Corp.		71,570	462,331
Hon Hai Precision Industry Co. Ltd. (Foxconn)		4,096,869	10,427,263
Hotai Motor Co. Ltd.		86,000	593,046
HTC Corp. (a)		214,000	232,244
Hua Nan Financial Holdings Co. Ltd.		2,284,181	1,287,413
Innolux Corp.		2,751,347	832,678
Inventec Corp.		785,865	633,302
Largan Precision Co. Ltd.		31,000	3,354,274
Lite-On Technology Corp.		654,279	750,211
Macronix International Co. Ltd.		566,103	313,582
MediaTek, Inc.		468,292	3,441,044
Mega Financial Holding Co. Ltd.		3,374,413	2,850,112
Micro-Star International Co. Ltd.		208,000	458,856
Nan Ya Plastics Corp.		1,599,860	3,973,748
Nanya Technology Corp.		319,000	529,597
Nien Made Enterprise Co. Ltd.		51,000	314,627
Novatek Microelectronics Corp.		178,000	784,774
Pegatron Corp.		603,000	1,096,523
Phison Electronics Corp.		49,000	321,280
Pou Chen Corp.		691,000	699,693
Powertech Technology, Inc.		231,000	504,372
President Chain Store Corp.		179,000	2,017,765
Quanta Computer, Inc.		833,000	1,314,321
Realtek Semiconductor Corp.		141,401	566,326
Ruentex Development Co. Ltd.		180,480	249,497
Ruentex Industries Ltd.		118,200	295,877
Shin Kong Financial Holding Co. Ltd.		2,649,142	868,487
Sinopac Holdings Co.		3,291,591	1,116,316
Standard Foods Corp.		119,812	179,754
Synnex Technology International Corp.		442,500	475,937
TaiMed Biologics, Inc. (a)		57,000	355,324
Taishin Financial Holdings Co. Ltd.		3,036,707	1,348,645
Taishin Financial Holdings Co. Ltd. rights 11/22/18 (a)		61,258	5,936
Taiwan Business Bank		1,164,771	383,736
Taiwan Cement Corp.		1,442,400	1,616,617
Taiwan Cooperative Financial Holding Co. Ltd.		2,719,818	1,528,555
Taiwan High Speed Rail Corp.		595,000	589,994
Taiwan Mobile Co. Ltd.		497,900	1,777,037
Taiwan Semiconductor Manufacturing Co. Ltd.		7,660,000	57,474,043
TECO Electric & Machinery Co. Ltd.		551,000	315,894
Unified-President Enterprises Corp.		1,505,983	3,643,292
United Microelectronics Corp.		3,755,000	1,430,153
Vanguard International Semiconductor Corp.		278,000	511,813
Walsin Technology Corp.		97,000	408,860
Win Semiconductors Corp.		110,000	337,527
Winbond Electronics Corp.		924,000	399,916
Wistron Corp.		880,008	537,206
WPG Holding Co. Ltd.		469,200	556,939
Yageo Corp.		79,085	805,908
Yuanta Financial Holding Co. Ltd.		3,107,952	1,505,766

TOTAL TAIWAN			171,713,514

Thailand - 2.3%
Advanced Info Service PCL (For. Reg.)		317,500	1,876,659
Airports of Thailand PCL (For. Reg.)		1,315,500	2,538,963
Bangkok Bank PCL (For. Reg.)		73,400	469,264
Bangkok Dusit Medical Services PCL (For. Reg.)		1,173,800	867,253
Bangkok Expressway and Metro PCL		2,451,800	628,477
Banpu PCL (For. Reg.)		685,400	359,649
Berli Jucker PCL (For. Reg)		366,300	615,839
BTS Group Holdings PCL		1,762,200	486,252
BTS Group Holdings PCL warrants 12/31/19 (a)		195,800	490
Bumrungrad Hospital PCL (For. Reg.)		111,700	650,124
C.P. ALL PCL (For. Reg.)		1,538,000	3,119,135
Central Pattana PCL (For. Reg.)		420,100	1,000,841
Charoen Pokphand Foods PCL (For. Reg.)		1,053,820	802,441
Delta Electronics PCL (For. Reg.)		168,100	349,786
Electricity Generating PCL (For. Reg.)		38,200	266,110
Energy Absolute PCL		410,100	612,182
Glow Energy PCL (For. Reg.)		147,700	373,036
Home Product Center PCL (For. Reg.)		1,240,406	557,360
Indorama Ventures PCL (For. Reg.)		603,100	986,676
IRPC PCL (For. Reg.)		3,127,800	575,379
Kasikornbank PCL (For. Reg.)		583,100	3,508,096
Krung Thai Bank PCL (For. Reg.)		1,030,570	624,682
Land & House PCL (For. Reg.)		877,300	272,503
Minor International PCL (For. Reg.)		720,880	793,490
PTT Exploration and Production PCL (For. Reg.)		426,839	1,795,659
PTT Global Chemical PCL (For. Reg.)		693,139	1,614,746
PTT PCL (For. Reg.)		3,285,100	5,052,476
Robinsons Department Store PCL (For. Reg.)		146,900	289,060
Siam Cement PCL (For. Reg.)		118,050	1,488,085
Siam Commercial Bank PCL (For. Reg.)		589,300	2,443,569
Thai Oil PCL (For. Reg.)		362,900	927,496
Thai Union Frozen Products PCL (For. Reg.)		559,920	280,298
TMB PCL (For. Reg.)		3,220,500	221,434
True Corp. PCL (For. Reg.)		3,147,519	560,023

TOTAL THAILAND			37,007,533

Turkey - 0.6%
Akbank T.A.S.		693,199	819,745
Anadolu Efes Biracilik Ve Malt Sanayii A/S		60,541	203,515
Arcelik A/S		69,022	191,769
Aselsan A/S		106,395	480,810
Bim Birlesik Magazalar A/S JSC		65,930	936,532
Coca-Cola Icecek Sanayi A/S		22,570	111,283
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		512,344	153,073
Eregli Demir ve Celik Fabrikalari T.A.S.		432,245	700,612
Ford Otomotiv Sanayi A/S		20,251	217,379
Haci Omer Sabanci Holding A/S		267,868	341,209
Koc Holding A/S		243,153	677,745
Petkim Petrokimya Holding A/S		272,406	247,571
TAV Havalimanlari Holding A/S		60,391	251,305
Tofas Turk Otomobil Fabrikasi A/S		35,377	133,543
Tupras Turkiye Petrol Rafinerileri A/S		38,739	912,753
Turk Hava Yollari AO (a)		171,845	431,949
Turk Sise ve Cam Fabrikalari A/S		234,887	198,765
Turkcell Iletisim Hizmet A/S		347,851	706,331
Turkiye Garanti Bankasi A/S		720,352	900,827
Turkiye Halk Bankasi A/S		181,369	200,202
Turkiye Is Bankasi A/S Series C		507,690	362,402
Turkiye Vakiflar Bankasi TAO		213,985	130,927
Ulker Biskuvi Sanayi A/S (a)		43,794	115,800
Yapi ve Kredi Bankasi A/S (a)		487,939	141,416

TOTAL TURKEY			9,567,463

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC (a)		637,096	1,403,184
Aldar Properties PJSC		1,208,900	569,374
Damac Properties Dubai Co. PJSC (a)		566,753	311,678
DP World Ltd.		51,247	921,934
Dubai Investments Ltd. (a)		605,867	267,211
Dubai Islamic Bank Pakistan Ltd. (a)		507,172	726,277
Emaar Development PJSC (a)		260,172	350,612
Emaar Malls Group PJSC (a)		555,135	276,574
Emaar Properties PJSC		1,083,073	1,503,797
Emirates Telecommunications Corp. (a)		547,792	2,594,934
National Bank of Abu Dhabi PJSC		442,775	1,665,914

TOTAL UNITED ARAB EMIRATES			10,591,489

United States of America - 0.3%
Southern Copper Corp.		26,343	1,009,991
Yum China Holdings, Inc.		114,022	4,113,914

TOTAL UNITED STATES OF AMERICA			5,123,905

TOTAL COMMON STOCKS
(Cost $1,394,682,294)			1,410,134,490

Nonconvertible Preferred Stocks - 3.7%
Brazil - 2.7%
Banco Bradesco SA (PN)		1,020,263	9,403,472
Braskem SA (PN-A)		52,900	741,297
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		69,000	493,188
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		49,100	1,032,004
Companhia Energetica de Minas Gerais (CEMIG) (PN)		292,633	867,323
Gerdau SA		326,700	1,427,420
Itau Unibanco Holding SA		1,007,121	13,328,150
Itausa-Investimentos Itau SA (PN)		1,381,128	4,171,404
Lojas Americanas SA (PN)		228,484	1,154,239
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		1,246,200	9,248,971
Telefonica Brasil SA		140,300	1,629,388

TOTAL BRAZIL			43,496,856

Chile - 0.1%
Embotelladora Andina SA Class B		84,176	296,307
Sociedad Quimica y Minera de Chile SA (PN-B)		35,756	1,546,333

TOTAL CHILE			1,842,640

Colombia - 0.1%
Bancolombia SA (PN)		131,821	1,232,429
Grupo Aval Acciones y Valores SA		1,222,500	429,080
Grupo de Inversiones Suramerica SA		38,228	349,092

TOTAL COLOMBIA			2,010,601

Korea (South) - 0.7%
AMOREPACIFIC Corp.		3,439	271,262
Hyundai Motor Co.		9,594	560,000
Hyundai Motor Co. Series 2		10,892	675,858
LG Chemical Ltd.		3,066	536,080
LG Household & Health Care Ltd.		918	588,936
Samsung Electronics Co. Ltd.		270,568	8,477,481

TOTAL KOREA (SOUTH)			11,109,617

Russia - 0.1%
AK Transneft OAO		152	394,342
Surgutneftegas OJSC		2,028,040	1,174,053

TOTAL RUSSIA			1,568,395

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $51,946,851)			60,028,109
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25	INR
(Cost $52,909)		264,162	50,695

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (f)
(Cost $4,982,045)		5,000,000	4,980,575
		Shares	Value

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 2.23% (g)		118,149,006	118,172,636
Fidelity Securities Lending Cash Central Fund 2.23% (g)(h)		12,809,816	12,811,097
TOTAL MONEY MARKET FUNDS
(Cost $130,983,733)			130,983,733
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,582,647,832)			1,606,177,602
NET OTHER ASSETS (LIABILITIES) - 0.2%			3,536,670
NET ASSETS - 100%			$1,609,714,272

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,889	Dec. 2018	$138,195,315	$(6,234,220)	$(6,234,220)

The notional amount of futures purchased as a percentage of Net Assets is 8.6%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,734,585 or 0.7% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,980,575.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$714,716
Fidelity Securities Lending Cash Central Fund	193,898
Total	$908,614

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$194,761,110	$103,856,559	$90,904,551	$--
Consumer Discretionary	153,939,970	151,342,942	2,536,264	60,764
Consumer Staples	95,342,502	95,318,722	--	23,780
Energy	126,998,967	106,735,143	20,263,824	--
Financials	361,067,341	291,980,150	69,087,191	--
Health Care	42,126,250	40,886,790	1,215,297	24,163
Industrials	79,204,718	78,379,853	824,865	--
Information Technology	223,452,352	148,309,388	75,142,962	2
Materials	114,411,886	102,538,225	11,845,612	28,049
Real Estate	41,232,940	41,232,940	--	--
Utilities	37,624,563	35,714,977	1,909,586	--
Corporate Bonds	50,695	--	50,695	--
Government Obligations	4,980,575	--	4,980,575	--
Money Market Funds	130,983,733	130,983,733	--	--
Total Investments in Securities:	$1,606,177,602	$1,327,279,422	$278,761,422	$136,758
Derivative Instruments:
Liabilities
Futures Contracts	$(6,234,220)	$(6,234,220)	$--	$--
Total Liabilities	$(6,234,220)	$(6,234,220)	$--	$--
Total Derivative Instruments:	$(6,234,220)	$(6,234,220)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$51,650,785
Level 2 to Level 1	$3,599,983

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(6,234,220)
Total Equity Risk	0	(6,234,220)
Total Value of Derivatives	$0	$(6,234,220)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $12,550,275) — See accompanying schedule: Unaffiliated issuers (cost $1,451,664,099)	$1,475,193,869
Fidelity Central Funds (cost $130,983,733)	130,983,733
Total Investment in Securities (cost $1,582,647,832)		$1,606,177,602
Segregated cash with brokers for derivative instruments		2,295,200
Cash		25,107
Foreign currency held at value (cost $5,297,195)		5,262,573
Receivable for fund shares sold		77,450,359
Dividends receivable		1,740,105
Distributions receivable from Fidelity Central Funds		180,261
Receivable for daily variation margin on futures contracts		1,524,744
Other receivables		3,328
Total assets		1,694,659,279
Liabilities
Payable for fund shares redeemed	$71,381,423
Accrued management fee	106,743
Other payables and accrued expenses	648,796
Collateral on securities loaned	12,808,045
Total liabilities		84,945,007
Net Assets		$1,609,714,272
Net Assets consist of:
Paid in capital		$1,646,192,137
Total distributable earnings (loss)		(36,477,865)
Net Assets		$1,609,714,272
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($36,222,334 ÷ 3,771,646 shares)		$9.60
Premium Class:
Net Asset Value, offering price and redemption price per share ($737,187,439 ÷ 76,712,062 shares)		$9.61
Institutional Class:
Net Asset Value, offering price and redemption price per share ($242,838,418 ÷ 25,237,490 shares)		$9.62
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($593,466,081 ÷ 61,689,800 shares)		$9.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$44,349,804
Interest		46,956
Income from Fidelity Central Funds		908,614
Income before foreign taxes withheld		45,305,374
Less foreign taxes withheld		(4,928,161)
Total income		40,377,213
Expenses
Management fee	$1,273,593
Transfer agent fees	492,185
Independent trustees' fees and expenses	6,763
Commitment fees	4,276
Total expenses before reductions	1,776,817
Expense reductions	(11,431)
Total expenses after reductions		1,765,386
Net investment income (loss)		38,611,827
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,849)	(16,277,784)
Fidelity Central Funds	6,889
Foreign currency transactions	(552,125)
Futures contracts	1,302,247
Total net realized gain (loss)		(15,520,773)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,181,263)	(242,555,205)
Fidelity Central Funds	(249)
Assets and liabilities in foreign currencies	(41,906)
Futures contracts	(6,782,369)
Total change in net unrealized appreciation (depreciation)		(249,379,729)
Net gain (loss)		(264,900,502)
Net increase (decrease) in net assets resulting from operations		$(226,288,675)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,611,827	$24,352,616
Net realized gain (loss)	(15,520,773)	1,339,665
Change in net unrealized appreciation (depreciation)	(249,379,729)	230,671,077
Net increase (decrease) in net assets resulting from operations	(226,288,675)	256,363,358
Distributions to shareholders	(26,736,653)	–
Distributions to shareholders from net investment income	–	(12,638,479)
Total distributions	(26,736,653)	(12,638,479)
Share transactions - net increase (decrease)	470,526,076	363,360,248
Redemption fees	26,623	185,042
Total increase (decrease) in net assets	217,527,371	607,270,169
Net Assets
Beginning of period	1,392,186,901	784,916,732
End of period	$1,609,714,272	$1,392,186,901
Other Information
Undistributed net investment income end of period		$20,500,963

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Index Fund Investor Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.20	$9.02	$8.41	$10.16	$10.04
Income from Investment Operations
Net investment income (loss)A	.25	.21	.17	.24	.25
Net realized and unrealized gain (loss)	(1.66)	2.10	.61	(1.82)	.06
Total from investment operations	(1.41)	2.31	.78	(1.58)	.31
Distributions from net investment income	(.18)	(.13)	(.17)	(.17)	(.19)
Distributions from net realized gain	(.01)	–	–	–	–
Total distributions	(.19)	(.13)	(.17)	(.17)	(.19)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$9.60	$11.20	$9.02	$8.41	$10.16
Total ReturnC	(12.78)%	25.97%	9.76%	(15.68)%	3.18%
Ratios to Average Net AssetsD,E
Expenses before reductions	.24%	.30%	.41%	.46%	.46%
Expenses net of fee waivers, if any	.24%	.30%	.31%	.31%	.31%
Expenses net of all reductions	.24%	.30%	.31%	.31%	.31%
Net investment income (loss)	2.29%	2.15%	2.05%	2.55%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$36,222	$32,614	$19,862	$23,983	$16,792
Portfolio turnover rateF	4%	4%	25%	1%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Index Fund Premium Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$9.03	$8.42	$10.17	$10.05
Income from Investment Operations
Net investment income (loss)A	.27	.23	.18	.25	.26
Net realized and unrealized gain (loss)	(1.66)	2.09	.61	(1.82)	.06
Total from investment operations	(1.39)	2.32	.79	(1.57)	.32
Distributions from net investment income	(.20)	(.14)	(.18)	(.18)	(.20)
Distributions from net realized gain	(.01)	–	–	–	–
Total distributions	(.21)	(.14)	(.18)	(.18)	(.20)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$9.61	$11.21	$9.03	$8.42	$10.17
Total ReturnC	(12.63)%	26.14%	9.87%	(15.57)%	3.30%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.14%	.27%	.35%	.35%
Expenses net of fee waivers, if any	.12%	.14%	.18%	.20%	.20%
Expenses net of all reductions	.12%	.14%	.18%	.20%	.20%
Net investment income (loss)	2.42%	2.31%	2.18%	2.66%	2.61%
Supplemental Data
Net assets, end of period (000 omitted)	$737,187	$913,578	$583,548	$443,052	$323,342
Portfolio turnover rateF	4%	4%	25%	1%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Index Fund Institutional Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.23	$9.04	$8.43	$10.18	$10.06
Income from Investment Operations
Net investment income (loss)A	.27	.23	.18	.25	.26
Net realized and unrealized gain (loss)	(1.67)	2.10	.62	(1.81)	.06
Total from investment operations	(1.40)	2.33	.80	(1.56)	.32
Distributions from net investment income	(.20)	(.14)	(.19)	(.19)	(.20)
Distributions from net realized gain	(.01)	–	–	–	–
Total distributions	(.21)	(.14)	(.19)	(.19)	(.20)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$9.62	$11.23	$9.04	$8.43	$10.18
Total ReturnC	(12.67)%	26.26%	9.94%	(15.49)%	3.37%
Ratios to Average Net AssetsD,E
Expenses before reductions	.09%	.11%	.20%	.28%	.28%
Expenses net of fee waivers, if any	.09%	.11%	.12%	.13%	.13%
Expenses net of all reductions	.09%	.11%	.12%	.13%	.13%
Net investment income (loss)	2.44%	2.34%	2.24%	2.73%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$242,838	$253,315	$181,237	$49,626	$21,598
Portfolio turnover rateF	4%	4%	25%	1%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Index Fund Institutional Premium Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.23	$9.04	$8.43	$10.18	$10.06
Income from Investment Operations
Net investment income (loss)A	.27	.24	.19	.26	.27
Net realized and unrealized gain (loss)	(1.66)	2.09	.61	(1.82)	.06
Total from investment operations	(1.39)	2.33	.80	(1.56)	.33
Distributions from net investment income	(.20)	(.14)	(.19)	(.19)	(.21)
Distributions from net realized gain	(.01)	–	–	–	–
Total distributions	(.22)B	(.14)	(.19)	(.19)	(.21)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$9.62	$11.23	$9.04	$8.43	$10.18
Total ReturnD	(12.65)%	26.29%	9.98%	(15.46)%	3.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.09%	.19%	.25%	.25%
Expenses net of fee waivers, if any	.08%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.08%	.09%	.10%	.10%	.10%
Net investment income (loss)	2.46%	2.36%	2.26%	2.76%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$593,466	$192,681	$269	$243	$111
Portfolio turnover rateG	4%	4%	25%	1%	8%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.201 and distributions from net realized gain of $.014 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Life of fundA
Institutional Class	(8.50)%	1.62%	4.57%
Institutional Premium Class	(8.47)%	1.67%	4.60%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Global ex U.S. Index Fund - Institutional Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Period Ending Values
$13,762	Fidelity® Global ex U.S. Index Fund - Institutional Class
$13,963	MSCI ACWI (All Country World Index) ex USA Index

Fidelity® Global ex U.S. Index Fund

Management's Discussion of Fund Performance

Market Recap:  International equities returned -8.08% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. A modestly positive first half of the period gave way to a confluence of overwhelmingly negative factors – including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -11% second-half return. The index lost 8% in October alone, its largest monthly drop in more than six years. Among sectors, new-media-infused communications services (-15%) was hit the hardest, while economically sensitive consumer discretionary (-13%), information technology (-12%), financials (-10%), industrials (-9%) and materials (-7%) stocks also fared poorly. Even the more defensive real estate (-9%), utilities (-6%) and consumer staples (-5%) sectors weren’t spared this period. Conversely, elevated crude-oil prices fueled a positive return for energy (+7%), the top-performing sector, followed by the relatively stable-growing health care segment (+2%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth also pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund's share classes returned roughly -8.5%, compared with a return of -8.08% for the benchmark MSCI ACWI (All Country World Index) ex USA. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Nine of the 11 sectors in the index posted a negative return for the period, with energy and health care generating single-digit positive results. Shares of Chinese internet company Tencent (-24%) detracted the most in absolute terms, as this company faced questions about the sustainability of the company's growth rate as well as regulatory concern. Tencent's decline also weighed on South African media company Naspers (-28%), which owns a large Tencent stake. German pharmaceutical and life sciences company Bayer (-40%) struggled due to an unfavorable and costly legal ruling for seed company Monsanto, which Bayer acquired in June. British American Tobacco (-30%) also detracted, as the company faced new competitive and regulatory challenges. In contrast, Japanese electronics giant Sony (+41%) added the most value, driven by strong financial results. Brazilian mining company Vale (+62%) also contributed, due to better commodity pricing and management's success at cutting costs.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.3
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.0
Novartis AG (Switzerland, Pharmaceuticals)	1.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	0.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
9.0

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	22.6
Industrials	10.5
Consumer Discretionary	9.7
Consumer Staples	9.4
Health Care	8.0
Information Technology	7.6
Materials	7.0
Energy	7.5
Communication Services	7.0
Real Estate	2.4

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
Japan	16.0%
United Kingdom	10.6%
Canada	6.6%
France	6.6%
Germany	5.9%
Switzerland	5.7%
United States of America	5.0%
Australia	4.4%
Cayman Islands	3.8%
Other*	35.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks and Equity Futures	100.0

Fidelity® Global ex U.S. Index Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 93.5%
		Shares	Value
Australia - 4.4%
AGL Energy Ltd.		132,852	$1,693,425
Alumina Ltd.		493,311	890,812
Amcor Ltd.		234,821	2,211,637
AMP Ltd.		592,183	1,035,805
APA Group unit		239,396	1,627,471
Aristocrat Leisure Ltd.		116,470	2,185,673
ASX Ltd.		39,140	1,640,014
Aurizon Holdings Ltd.		397,520	1,182,316
Australia & New Zealand Banking Group Ltd.		588,950	10,814,494
Bank of Queensland Ltd.		78,236	534,637
Bendigo & Adelaide Bank Ltd.		95,139	689,223
BHP Billiton Ltd.		647,107	14,931,124
BlueScope Steel Ltd.		112,306	1,142,839
Boral Ltd.		238,427	947,204
Brambles Ltd.		322,871	2,428,168
Caltex Australia Ltd.		52,916	1,058,972
Challenger Ltd.		113,126	821,930
Cimic Group Ltd.		20,079	672,414
Coca-Cola Amatil Ltd.		98,001	687,748
Cochlear Ltd.		11,654	1,465,529
Commonwealth Bank of Australia		355,946	17,450,333
Computershare Ltd.		92,415	1,293,822
Crown Ltd.		75,088	665,201
CSL Ltd.		91,318	12,157,366
DEXUS Property Group unit		206,443	1,491,165
Dominos Pizza Enterprises Ltd.		12,991	496,869
Flight Centre Travel Group Ltd.		10,880	357,497
Fortescue Metals Group Ltd.		304,086	861,354
Goodman Group unit		328,719	2,416,281
Harvey Norman Holdings Ltd. (a)		106,263	240,048
Healthscope Ltd.		351,704	525,515
Incitec Pivot Ltd.		328,174	906,346
Insurance Australia Group Ltd.		468,524	2,266,093
Lendlease Group unit		118,467	1,476,506
Macquarie Group Ltd.		66,076	5,483,990
Medibank Private Ltd.		558,851	1,104,143
Mirvac Group unit		752,856	1,156,903
National Australia Bank Ltd.		552,782	9,900,060
Newcrest Mining Ltd.		155,847	2,274,583
Orica Ltd.		73,423	892,226
Origin Energy Ltd. (b)		356,686	1,841,361
QBE Insurance Group Ltd.		271,360	2,175,292
Ramsay Health Care Ltd.		28,716	1,143,247
realestate.com.au Ltd.		11,006	558,199
Rio Tinto Ltd.		82,752	4,477,103
Santos Ltd.		354,347	1,666,181
Scentre Group unit		1,063,042	2,996,117
SEEK Ltd.		68,359	864,574
Sonic Healthcare Ltd.		80,977	1,293,104
South32 Ltd.		1,051,475	2,695,459
SP AusNet		368,473	446,197
Stockland Corp. Ltd. unit		481,778	1,231,628
Suncorp Group Ltd.		262,807	2,607,356
Sydney Airport unit		225,184	1,026,948
Tabcorp Holdings Ltd.		387,984	1,269,349
Telstra Corp. Ltd.		845,284	1,843,651
The GPT Group unit		365,749	1,336,467
TPG Telecom Ltd.		69,604	353,410
Transurban Group unit		522,561	4,196,385
Treasury Wine Estates Ltd.		146,341	1,566,906
Vicinity Centres unit		666,807	1,251,328
Wesfarmers Ltd.		228,099	7,530,450
Westpac Banking Corp.		691,890	13,142,956
Woodside Petroleum Ltd.		188,851	4,660,659
Woolworths Group Ltd.		261,654	5,267,803

TOTAL AUSTRALIA			179,519,866

Austria - 0.2%
Andritz AG		14,277	739,978
Erste Group Bank AG		60,973	2,486,198
OMV AG		30,162	1,678,428
Raiffeisen International Bank-Holding AG		30,622	835,885
Voestalpine AG		23,488	835,090

TOTAL AUSTRIA			6,575,579

Bailiwick of Jersey - 0.8%
Experian PLC		184,314	4,239,075
Ferguson PLC		47,854	3,231,452
Glencore Xstrata PLC		2,323,788	9,470,693
Randgold Resources Ltd.		18,818	1,480,106
Shire PLC		185,429	11,190,814
WPP PLC		257,581	2,914,718

TOTAL BAILIWICK OF JERSEY			32,526,858

Belgium - 0.6%
Ageas		38,376	1,921,657
Anheuser-Busch InBev SA NV		153,530	11,355,287
Colruyt NV		11,781	684,801
Groupe Bruxelles Lambert SA		16,406	1,527,090
KBC Groep NV		50,957	3,514,932
Proximus		30,992	791,575
Solvay SA Class A		15,069	1,717,884
Telenet Group Holding NV		11,056	536,968
UCB SA		25,669	2,156,709
Umicore SA		42,515	2,002,750

TOTAL BELGIUM			26,209,653

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (b)		696,000	562,697
Alibaba Pictures Group Ltd. (b)		2,820,000	388,373
Beijing Enterprises Water Group Ltd.		1,126,000	572,911
Brilliance China Automotive Holdings Ltd.		626,000	546,017
Cheung Kong Infrastructure Holdings Ltd.		131,500	960,852
China Gas Holdings Ltd.		349,000	1,103,705
China Resource Gas Group Ltd.		184,000	703,907
Cosco Shipping Ports Ltd.		329,129	335,762
Credicorp Ltd. (United States)		13,788	3,112,089
Dairy Farm International Holdings Ltd.		68,000	614,040
GOME Electrical Appliances Holdings Ltd. (a)(b)		2,035,104	202,422
Haier Electronics Group Co. Ltd.		257,000	536,813
Hanergy Thin Film Power Group Ltd. (b)(c)		576,000	1
HengTen Networks Group Ltd. (b)		4,492,000	160,389
Hongkong Land Holdings Ltd.		238,336	1,410,949
Jardine Matheson Holdings Ltd.		43,376	2,503,229
Jardine Strategic Holdings Ltd.		44,900	1,504,150
Kerry Properties Ltd.		132,500	416,494
Kunlun Energy Co. Ltd.		672,000	762,667
Li & Fung Ltd.		1,172,000	231,652
Luye Pharma Group Ltd.		231,000	178,215
Nine Dragons Paper (Holdings) Ltd.		343,000	327,169
NWS Holdings Ltd.		308,871	611,286
Shangri-La Asia Ltd.		254,000	346,572
Shenzhen International Holdings Ltd.		180,500	345,259
Sihuan Pharmaceutical Holdings Group Ltd.		730,000	148,012
Skyworth Digital Holdings Ltd.		366,000	84,476
Yue Yuen Industrial (Holdings) Ltd.		146,500	400,720

TOTAL BERMUDA			19,070,828

Brazil - 1.2%
Ambev SA		945,300	4,150,531
Atacadao Distribuicao Comercio e Industria Ltda		75,400	308,772
Banco Bradesco SA		206,432	1,677,971
Banco do Brasil SA		175,500	2,016,022
Banco Santander SA (Brasil) unit		84,000	952,519
BB Seguridade Participacoes SA		139,300	991,177
BM&F BOVESPA SA		417,766	2,979,312
BR Malls Participacoes SA		174,440	595,294
Brasil Foods SA (b)		107,200	630,842
CCR SA		247,500	729,565
Centrais Eletricas Brasileiras SA (Electrobras) (b)		43,400	274,056
Cielo SA		251,671	892,666
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		72,500	544,505
Companhia Siderurgica Nacional SA (CSN)		118,500	304,728
Cosan SA Industria e Comercio		31,200	270,375
Drogasil SA		46,800	789,998
EDP Energias do Brasil SA		62,881	236,554
Embraer SA		135,500	762,062
ENGIE Brasil Energia SA		31,500	336,880
Equatorial Energia SA		34,600	632,125
Fibria Celulose SA		50,500	974,990
Hypermarcas SA		67,100	536,944
IRB Brasil Resseguros SA		22,200	432,248
JBS SA		193,600	533,226
Klabin SA unit		142,900	716,900
Kroton Educacional SA		280,452	860,610
Localiza Rent A Car SA		104,367	806,275
Lojas Renner SA		147,380	1,489,047
M. Dias Branco SA		19,300	230,625
Magazine Luiza SA		15,400	698,514
Multiplan Empreendimentos Imobiliarios SA		57,966	358,247
Natura Cosmeticos SA		39,300	344,159
Odontoprev SA		53,800	191,115
Petrobras Distribuidora SA		70,700	455,565
Petroleo Brasileiro SA - Petrobras (ON)		594,100	4,840,283
Porto Seguro SA		21,700	317,089
Rumo SA (b)		222,700	996,360
Sul America SA unit		39,547	263,540
Suzano Papel e Celulose SA		89,700	912,306
TIM Participacoes SA		176,500	549,680
Ultrapar Participacoes SA		71,600	851,350
Vale SA		639,145	9,739,598
Weg SA		170,550	824,909

TOTAL BRAZIL			47,999,534

Canada - 6.3%
Agnico Eagle Mines Ltd. (Canada)		47,294	1,670,531
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		87,597	4,183,390
AltaGas Ltd.		53,606	673,918
ARC Resources Ltd.		72,643	676,519
ATCO Ltd. Class I (non-vtg.)		14,545	424,047
Bank of Montreal		130,228	9,737,052
Bank of Nova Scotia		241,760	12,974,548
Barrick Gold Corp.		237,064	2,969,490
Bausch Health Cos., Inc. (Canada) (b)		63,666	1,456,678
BCE, Inc.		30,856	1,194,207
BlackBerry Ltd. (b)		105,445	973,191
Bombardier, Inc. Class B (sub. vtg.) (b)		430,244	1,042,560
Brookfield Asset Management, Inc. Class A		170,347	6,951,301
CAE, Inc.		54,697	964,765
Cameco Corp.		80,484	862,034
Canadian Imperial Bank of Commerce		89,080	7,692,365
Canadian National Railway Co.		149,399	12,771,745
Canadian Natural Resources Ltd.		248,132	6,808,103
Canadian Pacific Railway Ltd.		29,225	5,993,295
Canadian Tire Ltd. Class A (non-vtg.)		12,809	1,441,396
Canadian Utilities Ltd. Class A (non-vtg.)		26,488	628,372
CCL Industries, Inc. Class B		30,111	1,266,700
Cenovus Energy, Inc. (Canada)		211,888	1,793,028
CGI Group, Inc. Class A (sub. vtg.) (b)		51,703	3,193,022
CI Financial Corp.		56,368	833,670
Constellation Software, Inc.		4,089	2,814,140
Crescent Point Energy Corp.		110,831	523,657
Dollarama, Inc.		62,583	1,730,903
Emera, Inc.		10,848	334,723
Empire Co. Ltd. Class A (non-vtg.)		35,863	652,451
Enbridge, Inc.		344,435	10,732,442
Encana Corp.		197,486	2,016,189
Fairfax Financial Holdings Ltd. (sub. vtg.)		5,662	2,751,325
Finning International, Inc.		34,213	710,535
First Capital Realty, Inc.		34,693	517,582
First Quantum Minerals Ltd.		139,899	1,396,386
Fortis, Inc.		85,525	2,826,038
Franco-Nevada Corp.		37,743	2,357,271
George Weston Ltd.		10,419	757,810
Gildan Activewear, Inc.		44,639	1,334,304
Goldcorp, Inc.		176,078	1,590,313
Great-West Lifeco, Inc.		60,527	1,388,978
H&R (REIT) unit		27,148	410,587
Husky Energy, Inc.		71,689	1,013,432
Hydro One Ltd. (d)		66,687	970,076
IGM Financial, Inc.		17,774	436,502
Imperial Oil Ltd.		59,029	1,843,802
Industrial Alliance Insurance and Financial Services, Inc.		21,728	768,142
Intact Financial Corp.		28,270	2,233,554
Inter Pipeline Ltd.		77,234	1,252,570
Keyera Corp.		42,168	1,050,636
Kinross Gold Corp. (b)		253,523	658,626
Linamar Corp.		9,369	387,940
Loblaw Companies Ltd.		38,674	1,934,214
Lundin Mining Corp.		133,225	547,493
Magna International, Inc. Class A (sub. vtg.)		69,519	3,422,482
Manulife Financial Corp.		402,047	6,330,992
Methanex Corp.		13,611	881,414
Metro, Inc. Class A (sub. vtg.)		49,211	1,544,234
National Bank of Canada		69,375	3,149,265
Nutrien Ltd.		129,722	6,867,201
Onex Corp. (sub. vtg.)		17,521	1,151,918
Open Text Corp.		53,996	1,822,767
Pembina Pipeline Corp.		101,887	3,295,490
Power Corp. of Canada (sub. vtg.)		71,700	1,480,349
Power Financial Corp.		51,602	1,111,259
PrairieSky Royalty Ltd.		43,469	660,397
Restaurant Brands International, Inc.		46,686	2,557,632
Restaurant Brands International, Inc.		292	15,993
RioCan (REIT)		33,298	607,051
Rogers Communications, Inc. Class B (non-vtg.)		73,502	3,784,952
Royal Bank of Canada		291,422	21,233,771
Saputo, Inc.		47,059	1,433,808
Seven Generations Energy Ltd. (b)		54,022	579,020
Shaw Communications, Inc. Class B		91,758	1,708,374
Shopify, Inc. Class A (b)		17,760	2,453,577
Smart (REIT)		12,614	288,221
SNC-Lavalin Group, Inc.		35,854	1,280,062
Sun Life Financial, Inc.		123,812	4,534,146
Suncor Energy, Inc.		330,561	11,088,590
Teck Resources Ltd. Class B (sub. vtg.)		104,232	2,154,395
TELUS Corp. (b)		39,181	1,341,699
The Toronto-Dominion Bank		371,852	20,628,472
Thomson Reuters Corp.		57,684	2,684,719
Tourmaline Oil Corp.		52,268	762,312
TransCanada Corp.		180,031	6,788,514
Turquoise Hill Resources Ltd. (b)		210,681	355,283
Vermilion Energy, Inc.		29,071	770,913
West Fraser Timber Co. Ltd.		12,258	615,856
Wheaton Precious Metals Corp.		90,027	1,479,877
WSP Global, Inc.		21,009	1,048,814

TOTAL CANADA			259,032,367

Cayman Islands - 3.8%
3SBio, Inc. (d)		231,500	335,946
51job, Inc. sponsored ADR (b)		4,999	306,989
58.com, Inc. ADR (b)		18,393	1,206,397
AAC Technology Holdings, Inc.		148,500	1,131,164
Agile Property Holdings Ltd.		326,000	371,647
Airtac International Group		22,000	189,370
Alibaba Group Holding Ltd. sponsored ADR (b)		233,891	33,278,011
Anta Sports Products Ltd.		217,000	891,028
ASM Pacific Technology Ltd.		62,100	536,113
Autohome, Inc. ADR Class A (a)		11,965	866,027
Baidu.com, Inc. sponsored ADR (b)		55,664	10,579,500
Baozun, Inc. sponsored ADR (a)(b)		7,587	302,038
Car, Inc. (b)		148,000	117,389
Chailease Holding Co. Ltd.		235,432	670,697
Cheung Kong Property Holdings Ltd.		514,216	3,337,639
China Conch Venture Holdings Ltd.		321,500	901,944
China First Capital Group Ltd. (b)		642,000	258,701
China Huishan Dairy Holdings Co. Ltd. (b)(c)		461,000	12,345
China Literature Ltd. (b)(d)		36,400	196,576
China Medical System Holdings Ltd.		283,000	336,701
China Mengniu Dairy Co. Ltd.		557,000	1,640,753
China Resources Cement Holdings Ltd.		500,000	440,579
China Resources Land Ltd.		560,634	1,901,678
China State Construction International Holdings Ltd.		421,250	300,281
China Zhongwang Holdings Ltd. (a)		324,800	144,136
Chong Sing Holdings Fintech Group (b)		3,400,000	153,916
CIFI Holdings Group Co. Ltd.		718,000	300,313
CK Hutchison Holdings Ltd.		540,216	5,438,705
Country Garden Holdings Co. Ltd.		1,541,644	1,649,385
Country Garden Services Holdings Co. Ltd. (b)		205,000	264,552
Ctrip.com International Ltd. ADR (a)(b)		82,797	2,755,484
Dali Foods Group Co. Ltd. (d)		412,000	294,213
ENN Energy Holdings Ltd.		152,000	1,291,873
Evergrande Real Estate Group Ltd.		533,000	1,270,998
Fang Holdings Ltd. ADR (b)		42,173	85,611
Fullshare Holdings Ltd. (a)		1,417,500	551,314
Future Land Development Holding Ltd.		358,000	205,434
GCL-Poly Energy Holdings Ltd. (a)(b)		2,473,000	146,640
GDS Holdings Ltd. ADR (a)(b)		11,885	278,941
Geely Automobile Holdings Ltd.		999,000	1,910,877
General Interface Solution Holding Ltd.		34,000	112,563
Genscript Biotech Corp. (b)		158,000	240,971
Greentown China Holdings Ltd.		174,000	120,705
Greentown Service Group Co. Ltd.		204,000	134,752
Haitian International Holdings Ltd.		122,000	238,028
Hengan International Group Co. Ltd.		148,000	1,172,004
Huazhu Group Ltd. ADR (a)		26,547	694,470
JD.com, Inc. sponsored ADR (b)		146,322	3,441,493
Jiayuan International Group Ltd.		200,662	352,095
Kaisa Group Holdings Ltd.		426,000	103,757
Kingboard Chemical Holdings Ltd.		140,000	374,907
Kingboard Laminates Holdings Ltd.		217,000	166,030
Kingdee International Software Group Co. Ltd.		490,000	399,901
Kingsoft Corp. Ltd.		167,000	236,383
KWG Property Holding Ltd.		254,500	194,397
Lee & Man Paper Manufacturing Ltd.		303,000	259,263
Lijun International Pharmaceutical Holding Ltd.		304,000	255,467
Logan Property Holdings Co. Ltd.		276,000	254,814
Longfor Properties Co. Ltd.		298,500	724,748
Meitu, Inc. (b)(d)		343,000	178,893
Melco Crown Entertainment Ltd. sponsored ADR		49,964	830,901
MGM China Holdings Ltd.		191,200	270,149
Minth Group Ltd.		146,000	472,893
Momo, Inc. ADR (b)		29,524	991,121
NetEase, Inc. ADR		16,067	3,339,526
New Oriental Education & Technology Group, Inc. sponsored ADR		28,820	1,686,258
Nexteer Auto Group Ltd.		167,000	234,253
Noah Holdings Ltd. sponsored ADR (a)(b)		5,744	216,606
Sands China Ltd.		490,800	1,933,922
Semiconductor Manufacturing International Corp. (b)		601,100	496,531
Shenzhou International Group Holdings Ltd.		151,000	1,667,519
Shimao Property Holdings Ltd.		243,500	476,322
Shui On Land Ltd.		723,500	145,771
SINA Corp. (b)		13,033	825,119
Sino Biopharmaceutical Ltd.		1,351,500	1,211,567
SOHO China Ltd.		400,000	135,681
Sunac China Holdings Ltd.		491,000	1,333,635
Sunny Optical Technology Group Co. Ltd.		144,600	1,253,872
TAL Education Group ADR (b)		72,028	2,087,371
Tencent Holdings Ltd.		1,153,300	39,511,209
Tingyi (Cayman Islands) Holding Corp.		394,000	582,814
Towngas China Co. Ltd.		194,852	141,630
Uni-President China Holdings Ltd.		258,000	250,369
Vipshop Holdings Ltd. ADR (b)		87,133	423,466
Want Want China Holdings Ltd.		1,014,000	724,106
Weibo Corp. sponsored ADR (a)(b)		11,233	662,859
WH Group Ltd. (d)		1,790,500	1,253,495
Wharf Real Estate Investment Co. Ltd.		246,000	1,523,001
Wuxi Biologics (Cayman), Inc. (b)		99,000	705,073
Wynn Macau Ltd.		310,000	639,611
Xinyi Solar Holdings Ltd.		619,372	193,506
Yuzhou Properties Co.		335,000	119,613
YY, Inc. ADR (b)		9,352	597,593
Zhen Ding Technology Holding Ltd.		96,302	219,911
Zhongsheng Group Holdings Ltd. Class H		113,000	206,058

TOTAL CAYMAN ISLANDS			153,870,877

Chile - 0.2%
Aguas Andinas SA		499,124	261,034
Banco de Chile		5,195,297	724,052
Banco de Credito e Inversiones		9,127	572,204
Banco de Credito e Inversiones rights 11/29/18 (b)		698	2,141
Banco Santander Chile		13,216,569	976,044
Cencosud SA		287,481	590,654
Colbun SA		1,502,321	286,000
Compania Cervecerias Unidas SA		31,789	396,446
Compania de Petroleos de Chile SA (COPEC)		80,687	1,133,795
CorpBanca SA		29,459,530	273,007
Empresa Nacional de Telecomunicaciones SA (ENTEL)		28,495	206,751
Empresas CMPC SA		252,609	869,607
Enel Chile SA		5,545,139	482,009
Enersis SA		5,941,972	929,707
LATAM Airlines Group SA		62,086	566,441
S.A.C.I. Falabella		149,083	1,125,611
S.A.C.I. Falabella rights 11/17/18 (b)		5,164	519

TOTAL CHILE			9,396,022

China - 2.6%
Agricultural Bank of China Ltd. (H Shares)		5,990,000	2,627,612
Air China Ltd. (H Shares)		392,000	315,422
Aluminum Corp. of China Ltd. (H Shares) (b)		758,000	274,513
Angang Steel Co. Ltd. (H Shares)		222,000	188,823
Anhui Conch Cement Co. Ltd. (H Shares)		255,000	1,316,956
Anxin Trust Co. Ltd. Class A		38,000	26,529
AVIC Capital Co. Ltd. Class A		60,100	39,632
AviChina Industry & Technology Co. Ltd. (H Shares)		399,000	265,595
Baic Motor Corp. Ltd. (d)		356,500	200,027
Bank Communications Co. Ltd. (H Shares)		1,810,000	1,357,162
Bank of Beijing Co. Ltd. Class A		219,216	191,069
Bank of China Ltd. (H Shares)		16,017,000	6,821,872
Bank of Guiyang Co. Ltd. Class A		68,300	116,809
Bank of Hangzhou Co. Ltd. Class A		38,780	44,364
Bank of Jiangsu Co. Ltd. Class A		210,000	195,380
Bank of Nanjing Co. Ltd. Class A		38,800	40,771
Bank of Ningbo Co. Ltd. Class A		18,500	46,703
Bank of Shanghai Co. Ltd. Class A		108,400	189,741
Baoshan Iron & Steel Co. Ltd.		38,500	42,222
BBMG Corp. (H Shares)		487,000	134,140
Beijing Capital International Airport Co. Ltd. (H Shares)		358,000	387,585
Beijing Tongrentang Co. Ltd. Class A		7,500	30,567
BOE Technology Group Co. Ltd. Class A		80,900	31,893
BYD Co. Ltd. (H Shares) (a)		129,000	829,829
CGN Power Co. Ltd. (H Shares) (d)		2,031,000	466,185
Changjiang Securities Co. Ltd. Class A		53,700	39,646
China Cinda Asset Management Co. Ltd. (H Shares)		1,685,000	412,550
China CITIC Bank Corp. Ltd. (H Shares)		1,750,000	1,082,320
China Coal Energy Co. Ltd. (H Shares)		387,000	173,218
China Communications Construction Co. Ltd. (H Shares)		901,000	823,796
China Communications Services Corp. Ltd. (H Shares)		464,000	375,131
China Construction Bank Corp. (H Shares)		19,351,000	15,355,931
China Eastern Airlines Corp. Ltd. (H Shares)		288,000	159,022
China Everbright Bank Co. Ltd. (H Shares)		585,000	260,350
China Fortune Land Development Co. Ltd. Class A		11,300	37,825
China Galaxy Securities Co. Ltd. (H Shares)		713,000	358,230
China Huarong Asset Management Co. Ltd. (d)		2,064,000	373,744
China International Capital Corp. Ltd. Class H		208,000	341,629
China International Marine Containers (Group) Ltd. (H Shares)		87,000	76,772
China International Travel Service Corp. Ltd. (A Shares)		5,200	40,016
China Life Insurance Co. Ltd. (H Shares)		1,510,000	3,025,736
China Longyuan Power Grid Corp. Ltd. (H Shares)		663,000	503,890
China Merchants Bank Co. Ltd. (H Shares)		858,751	3,307,121
China Merchants Securities Co. Ltd. Class A		22,100	41,915
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A		14,900	40,157
China Minsheng Banking Corp. Ltd. (H Shares)		1,297,800	956,559
China Molybdenum Co. Ltd. (H Shares)		792,000	293,896
China National Building Materials Co. Ltd. (H Shares)		799,000	570,572
China National Nuclear Power Co. Ltd. Class A		65,000	51,902
China Oilfield Services Ltd. (H Shares)		350,000	328,043
China Pacific Insurance (Group) Co. Ltd. (H Shares)		545,200	2,030,087
China Petroleum & Chemical Corp. (H Shares)		5,156,000	4,199,955
China Railway Construction Corp. Ltd. (H Shares)		419,500	530,664
China Railway Group Ltd. (H Shares)		704,000	628,415
China Railway Signal & Communications Corp. (d)		293,000	196,530
China Reinsurance Group Corp.		1,096,000	209,642
China Shenhua Energy Co. Ltd. (H Shares)		687,000	1,555,878
China Shipping Container Lines Co. Ltd. (H Shares) (b)		733,000	74,777
China Shipping Development Co. Ltd. (H Shares)		242,000	132,388
China Southern Airlines Ltd. (H Shares)		402,000	217,354
China State Construction Engineering Corp. Ltd. Class A		240,860	185,764
China Telecom Corp. Ltd. (H Shares)		2,766,000	1,305,058
China Tower Corp. Ltd. Class H		6,890,000	1,045,544
China United Network Communications Ltd. Class A		100,000	77,699
China Vanke Co. Ltd. (H Shares)		267,900	825,022
China Yangtze Power Co. Ltd. Class A		78,000	174,547
Chongqing Changan Automobile Co. Ltd. (B Shares)		189,300	127,456
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		481,000	264,975
CITIC Securities Co. Ltd. (H Shares)		467,500	822,691
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (b)		532,000	189,953
CRRC Corp. Ltd. (H Shares)		874,950	767,622
Daqin Railway Co. Ltd. (A Shares)		50,700	58,581
Datang International Power Generation Co. Ltd. (H Shares)		558,000	124,523
Dongfeng Motor Group Co. Ltd. (H Shares)		562,000	553,260
Everbright Securities Co. Ltd. Class A		30,900	42,835
Focus Media Information Technology Co. Ltd. Class A		32,640	28,075
Foshan Haitian Flavouring & Food Co. Ltd. Class A		4,800	44,431
Founder Securities Co. Ltd. Class A		52,800	41,176
Fuyao Glass Industries Group Co. Ltd.		110,400	325,909
GD Power Development Co. Ltd. Class A		302,700	105,881
Gemdale Corp. Class A		97,900	128,556
GF Securities Co. Ltd. (H Shares)		293,000	378,862
Great Wall Motor Co. Ltd. (H Shares) (a)		642,500	380,161
Gree Electric Appliances, Inc. of Zhuhai Class A (b)		6,900	37,647
Greenland Holdings Corp. Ltd. Class A		152,300	134,710
Guangzhou Automobile Group Co. Ltd. (H Shares)		602,000	608,759
Guangzhou R&F Properties Co. Ltd. (H Shares)		184,000	288,602
Guosen Securities Co. Ltd. Class A		123,100	147,883
Guotai Junan Securities Co. Ltd.:
Class A		18,000	39,351
Class H		89,200	187,910
Haitong Securities Co. Ltd. (H Shares)		658,800	662,837
Hangzhou Hikvision Digital Technology Co. Ltd. Class A		44,400	154,033
Henan Shuanghui Investment & Development Co. Ltd. Class A		11,600	37,482
Huaan Securities Co. Ltd. Class A		217,800	159,549
Huadian Power International Corp. Ltd. (H Shares)		328,000	124,224
Huadong Medicine Co. Ltd. Class A		6,300	32,206
Huaneng Power International, Inc. (H Shares)		878,000	489,274
Huaneng Renewables Corp. Ltd. (H Shares)		930,000	238,372
Huatai Securities Co. Ltd. (H Shares) (d)		338,800	544,365
Huaxia Bank Co. Ltd. Class A		190,800	218,818
Huayu Automotive Systems Co. Ltd. Class A		12,631	31,561
Industrial & Commercial Bank of China Ltd. (H Shares)		14,196,000	9,631,604
Industrial Bank Co. Ltd. Class A		138,400	319,828
Industrial Securities Co. Ltd. Class A		50,000	35,122
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		12,100	38,300
Inner Mongolia Baotou Steel Union Co. Ltd. Class A		176,600	41,013
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		230,000	273,240
Jiangsu Expressway Co. Ltd. (H Shares)		234,000	313,912
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		15,500	136,832
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A		2,700	34,212
Jiangxi Copper Co. Ltd. (H Shares)		270,000	297,477
Kangmei Pharmaceutical Co. Ltd. Class A		12,200	21,599
Kweichow Moutai Co. Ltd. (A Shares)		4,900	385,571
Legend Holdings Corp. (d)		66,900	181,711
Luxshare Precision Industry Co. Ltd. Class A		17,550	41,764
Luzhou Laojiao Co. Ltd. Class A		4,700	25,644
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A		12,720	26,641
Metallurgical Corp. China Ltd. (H Shares)		590,000	142,949
Midea Group Co. Ltd. Class A		33,700	178,944
NARI Technology Co. Ltd. Class A		61,400	152,716
New China Life Insurance Co. Ltd. (H Shares)		172,000	803,856
Ningbo Zhoushan Port Co. Ltd. Class A		70,000	37,731
Orient Securities Co. Ltd. Class A		27,500	36,348
People's Insurance Co. of China Group (H Shares)		1,485,000	605,972
PetroChina Co. Ltd. (H Shares)		4,294,000	3,087,488
PICC Property & Casualty Co. Ltd. (H Shares)		1,396,933	1,353,833
Ping An Bank Co. Ltd. Class A		113,400	177,359
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,088,000	10,246,023
Poly Developments & Holdings Class A		25,400	45,880
Postal Savings Bank of China Co. Ltd.		552,000	329,428
Power Construction Corp. of China Ltd. Class A		60,300	40,888
Qingdao Haier Co. Ltd.		17,100	31,035
SAIC Motor Corp. Ltd.		47,700	185,380
Sany Heavy Industry Co. Ltd. Class A		38,500	43,436
SDIC Power Holdings Co. Ltd. Class A		45,700	46,580
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		388,000	346,837
Shanghai Construction Group Co. Ltd. Class A		100,000	43,150
Shanghai Electric Group Co. Ltd. (H Shares)		598,000	194,454
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		101,500	304,165
Shanghai International Airport Co. Ltd. (A Shares)		6,100	43,330
Shanghai International Port Group Co. Ltd. Class A		48,000	37,158
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		177,040	224,841
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)		184,700	407,935
Shanghai Pudong Development Bank Co. Ltd.		152,300	239,727
Shanghaioriental Pearl Media Co. Ltd.		22,490	29,436
Shenwan Hongyuan Group Co. Ltd. Class A		305,100	195,071
Shenzhen Overseas Chinese Town Co. Ltd. Class A		40,200	33,252
Sichuan Chuantou Energy Co. Ltd. class A		36,436	42,100
Sinopec Engineering Group Co. Ltd. (H Shares)		263,000	244,489
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		669,000	293,468
Sinopharm Group Co. Ltd. (H Shares)		238,800	1,151,071
Sinotrans Ltd. (H Shares)		406,000	141,340
Suning.com Co. Ltd. Class A		20,800	33,933
Tong Ren Tang Technologies Co. Ltd. (H Shares)		113,000	161,677
TravelSky Technology Ltd. (H Shares)		196,000	474,882
Tsingtao Brewery Co. Ltd. (H Shares)		78,000	307,844
Weichai Power Co. Ltd. (H Shares)		410,600	405,786
Weifu High-Technology Group Co. Ltd. Class A		60,800	155,058
Wuliangye Yibin Co. Ltd. Class A		18,300	126,317
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)		130,800	97,408
Yanzhou Coal Mining Co. Ltd. (H Shares)		392,000	370,408
Yonghui Superstores Co. Ltd. Class A		34,200	35,006
Yunnan Baiyao Group Co. Ltd. (c)		2,700	27,183
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A		2,498	27,753
Zhaojin Mining Industry Co. Ltd. (H Shares) (a)		207,000	182,664
Zhejiang Century Huatong Group Co. Ltd. Class A (c)		9,100	42,267
Zhejiang Expressway Co. Ltd. (H Shares)		272,000	227,882
Zhejiang Zheneng Electric Power Co. Ltd. Class A		60,802	41,228
ZhongAn Online P & C Insurance Co. Ltd. Class H (a)(b)(d)		32,700	108,625
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		114,300	610,712
Zijin Mng Group Co. Ltd. (H Shares)		1,208,000	448,266
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A		288,100	137,945
ZTE Corp. (H Shares)		137,480	209,675

TOTAL CHINA			104,677,885

Colombia - 0.1%
Bancolombia SA		47,669	448,335
Cementos Argos SA		86,907	189,497
Ecopetrol SA		999,195	1,160,734
Grupo de Inversiones Suramerica SA		48,515	473,169
Interconexion Electrica SA ESP		89,408	332,138
Inversiones Argos SA		61,982	288,780

TOTAL COLOMBIA			2,892,653

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		33,122	788,220
Komercni Banka A/S		15,733	597,675
MONETA Money Bank A/S (d)		92,793	307,938
Telefonica Czech Rep A/S		11,537	121,407

TOTAL CZECH REPUBLIC			1,815,240

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A		805	958,144
Series B		1,283	1,619,416
Carlsberg A/S Series B		21,631	2,386,113
Christian Hansen Holding A/S		20,072	2,028,866
Coloplast A/S Series B		24,064	2,246,787
Danske Bank A/S		150,253	2,882,155
DONG Energy A/S (d)		38,382	2,438,608
DSV de Sammensluttede Vognmaend A/S		38,467	3,092,824
Genmab A/S (b)		12,436	1,703,722
H Lundbeck A/S		14,280	666,858
ISS Holdings A/S		34,167	1,123,529
Novo Nordisk A/S Series B		365,974	15,805,157
Novozymes A/S Series B		45,881	2,267,268
Pandora A/S		22,837	1,428,764
Tryg A/S		22,121	534,647
Vestas Wind Systems A/S		41,542	2,605,323
William Demant Holding A/S (b)		20,993	690,960

TOTAL DENMARK			44,479,141

Egypt - 0.0%
Commercial International Bank SAE		127,815	567,036
Commercial International Bank SAE sponsored GDR		82,964	360,479
Eastern Tobacco Co.		174,915	155,003
Elsewedy Electric Co.		155,990	131,007

TOTAL EGYPT			1,213,525

Finland - 0.8%
Elisa Corp. (A Shares)		29,111	1,158,986
Fortum Corp.		90,146	1,898,621
Kone Oyj (B Shares)		67,749	3,301,179
Metso Corp.		21,364	675,364
Neste Oyj		26,178	2,157,371
Nokia Corp.		1,140,737	6,443,549
Nokian Tyres PLC		23,117	735,232
Nordea Bank ABP (b)		611,733	5,320,406
Orion Oyj (B Shares)		20,354	700,840
Sampo Oyj (A Shares)		88,942	4,096,095
Stora Enso Oyj (R Shares)		111,829	1,685,253
UPM-Kymmene Corp.		108,093	3,478,280
Wartsila Corp.		90,266	1,539,220

TOTAL FINLAND			33,190,396

France - 6.6%
Accor SA		38,077	1,743,230
Aeroports de Paris		5,931	1,242,111
Air Liquide SA		77,969	9,449,340
Alstom SA		31,734	1,389,217
Amundi SA (d)		12,540	746,816
Arkema SA		14,019	1,473,218
Atos Origin SA		19,091	1,638,623
AXA SA		391,239	9,791,414
BIC SA		4,983	477,482
bioMerieux SA		8,346	637,139
BNP Paribas SA		226,429	11,830,722
Bollore SA		175,216	742,631
Bouygues SA		43,277	1,580,330
Bureau Veritas SA		53,829	1,216,340
Capgemini SA		32,465	3,971,320
Carrefour SA (a)		116,613	2,265,201
Casino Guichard Perrachon SA (a)		10,737	474,289
CNP Assurances		32,653	728,593
Compagnie de St. Gobain		101,065	3,807,262
Credit Agricole SA		227,389	2,912,275
Danone SA		124,716	8,831,563
Dassault Aviation SA		514	852,897
Dassault Systemes SA		26,082	3,274,706
Edenred SA		47,369	1,798,968
EDF SA (b)		5,248	87,260
EDF SA		112,725	1,874,313
Eiffage SA		15,931	1,559,384
ENGIE		367,030	4,895,062
Essilor International SA		41,875	5,727,139
Eurazeo SA		8,930	652,895
Eutelsat Communications		36,355	737,489
Faurecia SA		15,406	748,763
Fonciere des Regions		7,631	767,089
Gecina SA		9,003	1,322,583
Groupe Eurotunnel SA		94,878	1,194,458
Hermes International SCA		6,341	3,626,977
ICADE		6,983	592,406
Iliad SA		5,424	628,172
Imerys SA		7,389	456,119
Ingenico SA		11,785	836,136
Ipsen SA		7,570	1,051,192
JCDecaux SA		15,565	512,319
Kering SA		15,277	6,810,655
Klepierre SA		41,509	1,410,455
L'Oreal SA		46,145	10,395,734
L'Oreal SA (b)		5,097	1,148,273
Legrand SA		54,063	3,535,678
LVMH Moet Hennessy - Louis Vuitton SA		56,234	17,061,701
Michelin CGDE Series B		34,195	3,500,698
Natixis SA		188,987	1,105,814
Orange SA		401,508	6,266,877
Pernod Ricard SA		42,588	6,502,388
Peugeot Citroen SA		119,347	2,842,801
Publicis Groupe SA		41,644	2,416,892
Remy Cointreau SA		4,570	542,984
Renault SA		38,997	2,918,309
Rexel SA		60,090	767,047
Safran SA		67,335	8,701,555
Sanofi SA		228,133	20,386,095
Schneider Electric SA		111,231	8,043,237
SCOR SE		33,741	1,559,199
SEB SA		4,463	640,471
Societe Generale Series A		154,495	5,663,439
Sodexo SA		15,877	1,620,636
Sodexo SA (b)		2,580	263,352
SR Teleperformance SA		11,738	1,935,759
Suez Environnement SA		76,098	1,101,970
Thales SA		21,602	2,764,828
Total SA		491,594	28,844,487
Ubisoft Entertainment SA (b)		15,904	1,432,086
Valeo SA		48,611	1,567,913
Veolia Environnement SA		108,532	2,166,005
VINCI SA		103,128	9,178,327
Vivendi SA		208,296	5,023,748
Wendel SA		5,736	744,542

TOTAL FRANCE			269,009,398

Germany - 5.5%
adidas AG		37,961	8,943,278
Allianz SE		88,803	18,499,438
Axel Springer Verlag AG		10,035	667,193
BASF AG		184,970	14,194,331
Bayer AG		188,512	14,449,908
Bayerische Motoren Werke AG (BMW)		66,707	5,759,610
Beiersdorf AG		20,345	2,106,200
Brenntag AG		31,545	1,649,628
Commerzbank AG (b)		202,953	1,916,925
Continental AG		22,062	3,647,075
Covestro AG (d)		39,012	2,523,958
Daimler AG (Germany)		182,965	10,850,841
Delivery Hero AG (b)(d)		18,697	754,754
Deutsche Bank AG		398,157	3,901,363
Deutsche Borse AG		38,753	4,897,317
Deutsche Lufthansa AG		48,756	980,769
Deutsche Post AG		197,927	6,249,599
Deutsche Telekom AG		671,492	11,013,595
Deutsche Wohnen AG (Bearer)		71,424	3,271,531
Drillisch AG		10,526	470,214
E.ON AG		446,204	4,314,819
Evonik Industries AG		32,181	998,725
Fraport AG Frankfurt Airport Services Worldwide		8,325	644,022
Fresenius Medical Care AG & Co. KGaA		43,630	3,425,675
Fresenius SE & Co. KGaA		84,312	5,358,519
GEA Group AG		35,187	1,070,493
Hannover Reuck SE		12,247	1,652,103
HeidelbergCement Finance AG		30,301	2,059,226
Henkel AG & Co. KGaA		20,994	2,059,249
Hochtief AG		3,987	591,580
Hugo Boss AG		13,122	939,021
Infineon Technologies AG		227,586	4,560,116
innogy SE (d)		27,219	1,202,354
K&S AG (a)		38,615	720,353
KION Group AG		14,567	853,014
Lanxess AG		17,734	1,099,932
MAN SE		6,713	699,520
Merck KGaA		26,204	2,808,318
Metro Wholesale & Food Specialist AG		34,774	523,844
MTU Aero Engines Holdings AG		10,580	2,250,489
Muenchener Rueckversicherungs AG		31,206	6,713,873
OSRAM Licht AG		19,934	808,753
ProSiebenSat.1 Media AG		46,758	1,079,712
Puma AG		1,684	865,952
RWE AG		105,080	2,049,505
SAP SE		199,578	21,369,514
Schaeffler AG		34,758	367,388
Siemens AG		154,216	17,726,637
Siemens Healthineers AG (d)		30,372	1,258,727
Symrise AG		25,044	2,103,629
Telefonica Deutschland Holding AG		151,713	590,263
Thyssenkrupp AG		88,451	1,860,918
TUI AG		7,441	123,134
TUI AG (GB)		82,213	1,365,050
Uniper SE		40,918	1,182,281
United Internet AG		24,366	1,009,540
Volkswagen AG		6,321	1,043,852
Vonovia SE		97,944	4,484,044
Wirecard AG		23,807	4,460,011
Zalando SE (b)		23,032	892,182

TOTAL GERMANY			225,933,864

Greece - 0.1%
Alpha Bank AE (b)		290,153	438,737
EFG Eurobank Ergasias SA (b)		356,217	240,064
Ff Group (b)(c)		6,325	27,510
Greek Organization of Football Prognostics SA		43,296	407,025
Hellenic Telecommunications Organization SA		51,283	572,144
Jumbo SA		22,521	328,548
Motor Oil (HELLAS) Corinth Refineries SA		11,677	276,422
National Bank of Greece SA (b)		105,565	182,939
Piraeus Bank SA		54,301	79,955
Titan Cement Co. SA (Reg.)		8,915	196,297

TOTAL GREECE			2,749,641

Hong Kong - 2.5%
AIA Group Ltd.		2,432,600	18,410,575
Bank of East Asia Ltd.		254,445	824,145
Beijing Enterprises Holdings Ltd.		96,500	521,758
BOC Hong Kong (Holdings) Ltd.		750,500	2,804,105
BYD Electronic International Co. Ltd.		129,500	151,761
China Agri-Industries Holdings Ltd.		399,000	133,306
China Everbright International Ltd.		671,481	535,167
China Everbright Ltd.		176,000	311,065
China Jinmao Holdings Group Ltd.		1,080,000	453,102
China Merchants Holdings International Co. Ltd.		229,123	389,763
China Mobile Ltd.		1,236,000	11,578,698
China Overseas Land and Investment Ltd.		774,000	2,423,084
China Power International Development Ltd.		842,000	166,425
China Resources Beer Holdings Co. Ltd.		295,162	1,025,659
China Resources Pharmaceutical Group Ltd. (d)		316,000	463,405
China Resources Power Holdings Co. Ltd.		394,523	693,262
China Taiping Insurance Group Ltd.		326,377	1,090,427
China Travel International Investment HK Ltd.		430,000	115,150
China Unicom Ltd.		1,246,000	1,303,252
CITIC Pacific Ltd.		1,153,000	1,729,070
CLP Holdings Ltd.		333,000	3,732,579
CNOOC Ltd.		3,618,000	6,161,381
CSPC Pharmaceutical Group Ltd.		950,000	2,003,711
Far East Horizon Ltd.		436,000	422,548
Fosun International Ltd.		522,500	762,234
Galaxy Entertainment Group Ltd.		481,000	2,600,680
Guangdong Investment Ltd.		598,000	1,067,592
Hang Lung Group Ltd.		185,000	454,836
Hang Lung Properties Ltd.		403,000	729,742
Hang Seng Bank Ltd.		155,200	3,633,627
Henderson Land Development Co. Ltd.		266,750	1,241,576
Hong Kong & China Gas Co. Ltd.		1,838,891	3,512,539
Hong Kong Exchanges and Clearing Ltd.		235,764	6,253,408
Hua Hong Semiconductor Ltd. (d)		88,000	153,064
Hysan Development Co. Ltd.		130,020	609,317
Lenovo Group Ltd.		1,418,000	902,304
Link (REIT)		434,547	3,851,213
MMG Ltd. (b)		488,000	182,954
MTR Corp. Ltd.		301,976	1,463,295
New World Development Co. Ltd.		1,245,354	1,578,538
PCCW Ltd.		846,913	464,390
Power Assets Holdings Ltd.		282,000	1,882,529
Shanghai Industrial Holdings Ltd.		98,000	205,949
Shenzhen Investment Ltd.		610,000	175,020
Sino Land Ltd.		654,673	1,026,846
Sino-Ocean Group Holding Ltd.		577,591	226,118
Sinotruk Hong Kong Ltd.		139,000	199,586
SJM Holdings Ltd.		408,000	329,336
Sun Art Retail Group Ltd.		498,872	545,187
Sun Hung Kai Properties Ltd.		317,781	4,129,941
Swire Pacific Ltd. (A Shares)		102,000	1,058,117
Swire Properties Ltd.		237,200	809,123
Techtronic Industries Co. Ltd.		279,000	1,305,708
Wharf Holdings Ltd.		247,000	616,087
Wheelock and Co. Ltd.		167,000	891,226
Winteam Pharmaceutical Group Ltd.		458,000	291,435
Yuexiu Property Co. Ltd.		1,356,000	214,416

TOTAL HONG KONG			100,811,331

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		75,708	793,922
OTP Bank PLC		45,571	1,637,467
Richter Gedeon PLC		29,266	544,174

TOTAL HUNGARY			2,975,563

India - 2.0%
Adani Ports & Special Economic Zone Ltd.		104,834	451,951
Ambuja Cements Ltd.		112,932	301,035
Ashok Leyland Ltd.		245,885	381,328
Asian Paints Ltd.		57,570	957,736
Aurobindo Pharma Ltd.		50,212	537,389
Avenue Supermarts Ltd. (b)(d)		25,245	456,687
Axis Bank Ltd. (b)		364,350	2,869,084
Bajaj Auto Ltd.		17,178	602,415
Bajaj Finance Ltd.		34,791	1,120,758
Bajaj Finserv Ltd.		7,809	570,645
Bharat Forge Ltd.		39,863	315,250
Bharat Heavy Electricals Ltd.		183,714	170,773
Bharat Petroleum Corp. Ltd.		154,054	573,016
Bharti Airtel Ltd.		284,027	1,122,705
Bharti Infratel Ltd.		67,471	245,627
Bosch Ltd. (b)		1,387	370,314
Britannia Industries Ltd.		6,027	459,938
Cadila Healthcare Ltd.		40,609	197,692
Cipla Ltd. (b)		72,300	615,127
Coal India Ltd.		141,842	510,428
Container Corp. of India Ltd.		33,516	287,193
Dabur India Ltd.		110,192	573,234
Dr. Reddy's Laboratories Ltd.		23,659	812,591
Eicher Motors Ltd.		2,650	783,413
GAIL India Ltd.		160,348	811,388
Glenmark Pharmaceuticals Ltd.		28,576	240,130
Godrej Consumer Products Ltd.		71,641	702,122
Grasim Industries Ltd. (b)		65,556	738,835
Havells India Ltd. (b)		47,522	414,950
HCL Technologies Ltd.		113,381	1,618,239
Hero Motocorp Ltd.		10,412	388,880
Hindalco Industries Ltd.		234,673	699,323
Hindustan Petroleum Corp. Ltd.		127,067	385,101
Hindustan Unilever Ltd.		131,565	2,884,789
Housing Development Finance Corp. Ltd.		321,184	7,683,272
ICICI Bank Ltd.		482,362	2,313,095
Indiabulls Housing Finance Ltd.		56,140	633,511
Indian Oil Corp. Ltd.		295,235	552,667
Infosys Ltd.		698,012	6,449,062
Infosys Ltd. sponsored ADR		4,614	43,695
InterGlobe Aviation Ltd. (d)		18,546	222,898
ITC Ltd.		691,541	2,618,992
JSW Steel Ltd.		173,319	795,355
Larsen & Toubro Ltd.		96,681	1,696,101
LIC Housing Finance Ltd.		62,957	349,941
Lupin Ltd. (b)		46,535	557,118
Mahindra & Mahindra Financial Services Ltd. (b)		62,054	343,160
Mahindra & Mahindra Ltd.		151,377	1,567,702
Marico Ltd.		94,585	410,900
Maruti Suzuki India Ltd.		21,426	1,916,752
Motherson Sumi Systems Ltd. (b)		197,038	434,917
Nestle India Ltd.		4,761	653,244
NTPC Ltd.		398,959	861,193
Oil & Natural Gas Corp. Ltd.		286,074	592,764
Page Industries Ltd.		1,071	426,512
Petronet LNG Ltd.		114,189	348,465
Pidilite Industries Ltd.		24,762	321,025
Piramal Enterprises Ltd.		16,905	496,636
Power Grid Corp. of India Ltd.		318,730	801,350
Rec Ltd.		131,108	206,341
Reliance Industries Ltd.		573,698	8,231,977
Shree Cement Ltd.		1,588	298,820
Shriram Transport Finance Co. Ltd.		30,333	477,716
Siemens India Ltd.		14,569	183,531
State Bank of India (b)		354,732	1,349,670
Sun Pharmaceutical Industries Ltd.		170,483	1,337,517
Tata Consultancy Services Ltd.		183,622	4,811,885
Tata Motors Ltd. (b)		322,106	780,306
Tata Power Co. Ltd.		210,949	218,336
Tata Steel Ltd.		72,644	543,995
Tech Mahindra Ltd. (b)		95,385	959,396
Titan Co. Ltd.		63,099	720,571
Ultratech Cemco Ltd. (b)		19,634	928,978
United Spirits Ltd. (b)		60,700	473,388
UPL Ltd. (b)		73,125	666,737
Vedanta Ltd. (b)		264,912	756,303
Vodafone Idea Ltd. (b)		380,671	198,931
Wipro Ltd.		229,444	1,026,948
Yes Bank Ltd.		345,606	878,968
Zee Entertainment Enterprises Ltd.		97,267	593,255

TOTAL INDIA			82,903,982

Indonesia - 0.5%
PT Adaro Energy Tbk		2,745,700	298,004
PT Astra International Tbk		4,121,100	2,141,535
PT Bank Central Asia Tbk		2,008,800	3,125,020
PT Bank Danamon Indonesia Tbk Series A		641,100	313,117
PT Bank Mandiri (Persero) Tbk		3,802,200	1,708,411
PT Bank Negara Indonesia (Persero) Tbk		1,520,000	732,380
PT Bank Rakyat Indonesia Tbk		11,286,800	2,338,656
PT Bank Tabungan Negara Tbk		811,400	113,150
PT Bumi Serpong Damai Tbk (b)		1,483,600	107,348
PT Charoen Pokphand Indonesia Tbk		1,405,800	508,594
PT Gudang Garam Tbk		102,200	486,042
PT Hanjaya Mandala Sampoerna Tbk		1,962,800	481,582
PT Indah Kiat Pulp & Paper Tbk		556,500	465,809
PT Indocement Tunggal Prakarsa Tbk		389,700	443,467
PT Indofood CBP Sukses Makmur Tbk		446,400	262,070
PT Indofood Sukses Makmur Tbk		931,600	366,144
PT Jasa Marga Tbk		504,596	137,745
PT Kalbe Farma Tbk		4,035,000	363,621
PT Matahari Department Store Tbk		472,100	150,612
PT Pakuwon Jati Tbk		3,488,300	109,680
PT Perusahaan Gas Negara Tbk Series B		2,078,500	303,520
PT Semen Gresik (Persero) Tbk		564,700	334,307
PT Surya Citra Media Tbk		1,168,600	120,684
PT Telekomunikasi Indonesia Tbk Series B		10,257,200	2,598,398
PT Tower Bersama Infrastructure Tbk		366,700	112,886
PT Unilever Indonesia Tbk		305,200	867,770
PT United Tractors Tbk		342,300	754,287
PT Waskita Karya Persero Tbk		895,000	84,776

TOTAL INDONESIA			19,829,615

Ireland - 0.4%
AIB Group PLC		161,039	779,216
Bank Ireland Group PLC		196,701	1,395,801
CRH PLC		169,678	5,061,186
CRH PLC sponsored ADR		769	22,901
DCC PLC (United Kingdom)		17,699	1,519,125
James Hardie Industries PLC CDI		89,806	1,194,971
Kerry Group PLC Class A		32,182	3,298,810
Paddy Power Betfair PLC (Ireland)		17,160	1,481,044
Ryanair Holdings PLC (b)		12,173	164,686
Ryanair Holdings PLC sponsored ADR (b)		3,659	302,965
Smurfit Kappa Group PLC		45,717	1,490,268

TOTAL IRELAND			16,710,973

Isle of Man - 0.1%
Gaming VC Holdings SA		110,558	1,324,124
Genting Singapore Ltd.		1,202,600	764,024
NEPI Rockcastle PLC		76,862	663,715

TOTAL ISLE OF MAN			2,751,863

Israel - 0.3%
Azrieli Group		8,840	429,185
Bank Hapoalim BM (Reg.)		215,732	1,461,469
Bank Leumi le-Israel BM		287,096	1,792,107
Bezeq The Israel Telecommunication Corp. Ltd.		439,937	505,948
Check Point Software Technologies Ltd. (a)(b)		26,483	2,939,613
Elbit Systems Ltd. (Israel)		4,554	544,788
Israel Chemicals Ltd.		143,846	829,855
Mizrahi Tefahot Bank Ltd.		27,878	469,748
NICE Systems Ltd. (b)		11,359	1,204,347
NICE Systems Ltd. sponsored ADR(a)(b)		976	103,397
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		195,925	3,914,582

TOTAL ISRAEL			14,195,039

Italy - 1.2%
Assicurazioni Generali SpA		241,054	3,898,866
Atlantia SpA		100,505	2,021,745
Davide Campari-Milano SpA		115,159	886,305
Enel SpA		1,638,621	8,034,265
Eni SpA		513,243	9,115,068
Intesa Sanpaolo SpA		2,997,850	6,640,462
Leonardo SpA		80,130	870,381
Luxottica Group SpA		35,237	2,215,869
Mediobanca SpA		124,413	1,092,384
Moncler SpA		36,349	1,263,940
Pirelli & C. S.p.A. (d)		81,471	599,254
Poste Italiane SpA (d)		104,095	748,685
Prysmian SpA		48,286	938,500
Recordati SpA		20,700	701,500
Snam Rete Gas SpA		462,404	1,913,753
Telecom Italia SpA (b)		2,295,713	1,350,233
Terna SpA		278,354	1,439,243
UniCredit SpA		404,125	5,179,697

TOTAL ITALY			48,910,150

Japan - 16.0%
ABC-MART, Inc.		7,000	409,447
ACOM Co. Ltd.		75,900	280,501
AEON Co. Ltd.		123,700	2,839,182
AEON Financial Service Co. Ltd.		22,300	437,956
AEON MALL Co. Ltd.		20,870	386,382
Agc, Inc.		38,200	1,251,219
Air Water, Inc.		30,100	488,440
Aisin Seiki Co. Ltd.		32,900	1,293,140
Ajinomoto Co., Inc.		92,900	1,500,842
Alfresa Holdings Corp.		38,200	1,020,721
All Nippon Airways Ltd.		23,100	776,751
Alps Electric Co. Ltd.		38,200	900,481
Amada Holdings Co. Ltd.		67,200	633,080
Aozora Bank Ltd.		23,400	807,450
Asahi Group Holdings		73,500	3,229,963
Asahi Kasei Corp.		252,900	3,034,409
Asics Corp.		32,100	466,557
Astellas Pharma, Inc.		398,800	6,161,542
Bandai Namco Holdings, Inc.		40,600	1,444,667
Bank of Kyoto Ltd.		10,900	491,700
Benesse Holdings, Inc.		15,200	423,663
Bridgestone Corp.		121,600	4,688,811
Brother Industries Ltd.		44,500	816,763
Calbee, Inc.		16,000	531,750
Canon, Inc.		200,400	5,708,076
Casio Computer Co. Ltd.		38,400	579,577
Central Japan Railway Co.		29,000	5,565,352
Chiba Bank Ltd.		123,400	780,673
Chubu Electric Power Co., Inc.		121,100	1,746,345
Chugai Pharmaceutical Co. Ltd.		45,400	2,658,024
Chugoku Electric Power Co., Inc.		55,100	709,046
Coca-Cola West Co. Ltd.		27,200	712,332
Concordia Financial Group Ltd.		222,600	1,018,787
Credit Saison Co. Ltd.		33,300	528,805
CyberAgent, Inc.		20,500	872,340
CYBERDYNE, Inc. (a)(b)		22,400	158,419
Dai Nippon Printing Co. Ltd.		49,800	1,117,388
Dai-ichi Mutual Life Insurance Co.		218,800	4,105,856
Daicel Chemical Industries Ltd.		54,000	571,897
Daifuku Co. Ltd.		20,600	887,278
Daiichi Sankyo Kabushiki Kaisha		115,100	4,399,491
Daikin Industries Ltd.		50,100	5,807,187
Dainippon Sumitomo Pharma Co. Ltd.		31,900	666,510
Daito Trust Construction Co. Ltd.		14,800	1,954,358
Daiwa House Industry Co. Ltd.		113,300	3,421,018
Daiwa House REIT Investment Corp.		348	761,785
Daiwa Securities Group, Inc.		328,000	1,880,985
DeNA Co. Ltd.		21,800	362,617
DENSO Corp.		87,300	3,894,084
Dentsu, Inc.		44,000	2,040,713
Disco Corp.		5,900	939,629
Don Quijote Holdings Co. Ltd.		24,400	1,461,816
East Japan Railway Co.		62,000	5,414,940
Eisai Co. Ltd.		50,600	4,213,990
Electric Power Development Co. Ltd.		29,800	812,115
FamilyMart Co. Ltd.		15,400	1,785,013
Fanuc Corp.		39,000	6,784,715
Fast Retailing Co. Ltd.		11,800	5,941,364
Fuji Electric Co. Ltd.		24,400	744,822
Fujifilm Holdings Corp.		77,000	3,330,279
Fujitsu Ltd.		39,900	2,427,452
Fukuoka Financial Group, Inc.		29,200	717,465
Hakuhodo DY Holdings, Inc.		46,800	782,247
Hamamatsu Photonics K.K.		29,000	971,507
Hankyu Hanshin Holdings, Inc.		46,400	1,529,738
Hikari Tsushin, Inc.		4,200	734,028
Hino Motors Ltd.		54,300	519,775
Hirose Electric Co. Ltd.		6,383	606,989
Hisamitsu Pharmaceutical Co., Inc.		11,300	637,931
Hitachi Chemical Co. Ltd.		22,300	351,986
Hitachi Construction Machinery Co. Ltd.		22,500	597,385
Hitachi High-Technologies Corp.		13,600	512,855
Hitachi Ltd.		193,800	5,924,504
Hitachi Metals Ltd.		43,300	511,150
Honda Motor Co. Ltd.		327,500	9,348,661
Hoshizaki Corp.		10,800	871,963
Hoya Corp.		76,500	4,348,571
Hulic Co. Ltd.		62,100	569,624
Idemitsu Kosan Co. Ltd.		26,700	1,218,638
IHI Corp.		29,800	1,090,158
Iida Group Holdings Co. Ltd.		28,800	524,263
INPEX Corp.		207,800	2,366,138
Isetan Mitsukoshi Holdings Ltd.		67,800	792,399
Isuzu Motors Ltd.		110,100	1,443,471
Itochu Corp.		283,900	5,265,200
J. Front Retailing Co. Ltd.		45,300	593,625
Japan Airlines Co. Ltd.		23,800	847,296
Japan Airport Terminal Co. Ltd.		9,900	380,786
Japan Exchange Group, Inc.		103,500	1,858,386
Japan Post Bank Co. Ltd.		78,000	910,409
Japan Post Holdings Co. Ltd.		315,200	3,737,795
Japan Prime Realty Investment Corp.		164	585,740
Japan Real Estate Investment Corp.		266	1,372,021
Japan Retail Fund Investment Corp.		528	975,187
Japan Tobacco, Inc.		221,200	5,683,806
JFE Holdings, Inc.		100,000	1,879,158
JGC Corp.		42,300	818,795
JSR Corp.		39,600	591,710
JTEKT Corp.		42,300	526,281
JX Holdings, Inc.		660,700	4,464,338
Kajima Corp.		90,500	1,165,326
Kakaku.com, Inc.		28,500	517,034
Kamigumi Co. Ltd.		21,100	436,455
Kaneka Corp.		10,000	418,310
Kansai Electric Power Co., Inc.		140,500	2,150,423
Kansai Paint Co. Ltd.		36,200	536,094
Kao Corp.		99,500	6,618,962
Kawasaki Heavy Industries Ltd.		28,100	665,926
KDDI Corp.		364,800	8,828,106
Keihan Electric Railway Co., Ltd.		20,000	758,630
Keihin Electric Express Railway Co. Ltd.		44,800	663,454
Keio Corp.		20,900	1,135,164
Keisei Electric Railway Co.		26,100	804,352
Keyence Corp.		19,620	9,615,687
Kikkoman Corp.		29,500	1,616,225
Kintetsu Group Holdings Co. Ltd.		33,800	1,297,062
Kirin Holdings Co. Ltd.		166,800	3,980,271
Kobayashi Pharmaceutical Co. Ltd.		10,000	655,825
Kobe Steel Ltd.		61,100	491,263
Koito Manufacturing Co. Ltd.		21,100	1,006,053
Komatsu Ltd.		185,600	4,833,480
Konami Holdings Corp.		19,000	724,854
Konica Minolta, Inc.		92,000	910,652
Kose Corp.		6,200	926,964
Kubota Corp.		200,600	3,166,831
Kuraray Co. Ltd.		65,200	895,556
Kurita Water Industries Ltd.		19,300	476,022
Kyocera Corp.		65,100	3,523,401
Kyowa Hakko Kirin Co., Ltd.		52,800	1,022,570
Kyushu Electric Power Co., Inc.		77,300	900,183
Kyushu Railway Co.		32,500	996,588
Lawson, Inc.		9,900	626,455
LINE Corp. (b)		14,600	465,476
Lion Corp.		46,000	864,271
LIXIL Group Corp.		54,400	858,173
M3, Inc.		85,400	1,375,967
Mabuchi Motor Co. Ltd.		9,500	338,459
Makita Corp.		45,500	1,574,667
Marubeni Corp.		316,500	2,566,400
Marui Group Co. Ltd.		39,500	850,506
Maruichi Steel Tube Ltd.		10,800	312,031
Mazda Motor Corp.		115,800	1,233,396
McDonald's Holdings Co. (Japan) Ltd.		13,300	585,820
Mebuki Financial Group, Inc.		168,740	515,933
Medipal Holdings Corp.		35,300	758,026
Meiji Holdings Co. Ltd.		24,800	1,645,473
Minebea Mitsumi, Inc.		79,300	1,213,133
Misumi Group, Inc.		57,600	1,156,747
Mitsubishi Chemical Holdings Corp.		260,200	2,028,362
Mitsubishi Corp.		271,800	7,649,896
Mitsubishi Electric Corp.		366,000	4,633,356
Mitsubishi Estate Co. Ltd.		236,800	3,784,490
Mitsubishi Gas Chemical Co., Inc.		32,100	540,808
Mitsubishi Heavy Industries Ltd.		61,400	2,164,457
Mitsubishi Materials Corp.		21,400	592,457
Mitsubishi Motors Corp. of Japan		136,300	856,137
Mitsubishi Tanabe Pharma Corp.		51,500	761,306
Mitsubishi UFJ Financial Group, Inc.		2,381,500	14,414,012
Mitsubishi UFJ Lease & Finance Co. Ltd.		79,900	411,414
Mitsui & Co. Ltd.		342,200	5,717,686
Mitsui Chemicals, Inc.		37,000	829,694
Mitsui Fudosan Co. Ltd.		178,800	4,026,978
Mitsui OSK Lines Ltd.		23,600	573,588
Mizuho Financial Group, Inc.		4,859,200	8,345,013
MS&AD Insurance Group Holdings, Inc.		94,800	2,847,530
Murata Manufacturing Co. Ltd.		36,300	5,522,130
Nabtesco Corp.		23,000	507,148
Nagoya Railroad Co. Ltd.		35,800	864,898
NEC Corp.		52,700	1,512,766
New Hampshire Foods Ltd.		18,700	644,886
Nexon Co. Ltd. (b)		89,400	1,018,907
NGK Insulators Ltd.		53,700	755,778
NGK Spark Plug Co. Ltd.		32,300	656,105
Nidec Corp.		44,900	5,765,950
Nikon Corp.		63,700	1,110,460
Nintendo Co. Ltd.		22,800	7,118,226
Nippon Building Fund, Inc.		273	1,560,553
Nippon Electric Glass Co. Ltd.		17,600	443,440
Nippon Express Co. Ltd.		15,100	952,939
Nippon Paint Holdings Co. Ltd.		29,700	930,469
Nippon Prologis REIT, Inc.		349	703,970
Nippon Steel & Sumitomo Metal Corp.		151,570	2,795,886
Nippon Telegraph & Telephone Corp.		139,200	5,740,416
Nippon Yusen KK		30,800	496,678
Nissan Chemical Corp.		26,100	1,230,649
Nissan Motor Co. Ltd.		463,900	4,220,452
Nisshin Seifun Group, Inc.		40,295	801,790
Nissin Food Holdings Co. Ltd.		11,600	749,448
Nitori Holdings Co. Ltd.		16,200	2,115,540
Nitto Denko Corp.		33,500	2,092,915
NKSJ Holdings, Inc.		67,450	2,782,012
NOK Corp.		15,900	228,844
Nomura Holdings, Inc.		691,600	3,321,035
Nomura Real Estate Holdings, Inc.		24,300	456,345
Nomura Real Estate Master Fund, Inc.		794	1,029,487
Nomura Research Institute Ltd.		22,902	1,014,845
NSK Ltd.		71,900	710,368
NTT Data Corp.		128,800	1,653,598
NTT DOCOMO, Inc.		274,700	6,812,243
Obayashi Corp.		132,100	1,166,208
OBIC Co. Ltd.		12,800	1,166,163
Odakyu Electric Railway Co. Ltd.		60,200	1,272,670
Oji Holdings Corp.		175,000	1,242,697
Olympus Corp.		59,200	1,973,242
OMRON Corp.		39,100	1,587,078
Ono Pharmaceutical Co. Ltd.		77,200	1,759,723
Oracle Corp. Japan		7,900	536,305
Oriental Land Co. Ltd.		40,100	3,772,424
ORIX Corp.		265,600	4,333,492
Osaka Gas Co. Ltd.		76,300	1,395,222
Otsuka Corp.		21,400	711,215
Otsuka Holdings Co. Ltd.		79,200	3,787,975
Panasonic Corp.		442,900	4,752,962
Park24 Co. Ltd.		20,500	539,775
Pola Orbis Holdings, Inc.		19,000	508,530
Rakuten, Inc.		172,400	1,166,111
Recruit Holdings Co. Ltd.		221,900	5,955,705
Renesas Electronics Corp. (b)		169,200	896,722
Resona Holdings, Inc.		421,800	2,218,683
Ricoh Co. Ltd.		137,800	1,375,558
Rinnai Corp.		6,700	488,093
ROHM Co. Ltd.		19,300	1,358,107
Ryohin Keikaku Co. Ltd.		4,800	1,268,117
Sankyo Co. Ltd. (Gunma)		8,600	328,116
Santen Pharmaceutical Co. Ltd.		73,900	1,097,022
SBI Holdings, Inc. Japan		45,530	1,194,792
Secom Co. Ltd.		41,900	3,430,419
Sega Sammy Holdings, Inc.		35,800	461,004
Seibu Holdings, Inc.		44,500	807,298
Seiko Epson Corp.		57,200	921,563
Sekisui Chemical Co. Ltd.		75,200	1,181,633
Sekisui House Ltd.		126,400	1,855,176
Seven & i Holdings Co. Ltd.		151,100	6,542,630
Seven Bank Ltd.		126,300	395,125
SG Holdings Co. Ltd.		19,600	494,017
Sharp Corp. (a)		35,400	543,071
Shimadzu Corp.		45,200	1,142,869
Shimamura Co. Ltd.		4,400	370,062
SHIMANO, Inc.		14,800	2,025,187
SHIMIZU Corp.		108,500	880,733
Shin-Etsu Chemical Co. Ltd.		73,900	6,175,122
Shinsei Bank Ltd.		34,600	527,062
Shionogi & Co. Ltd.		56,900	3,638,397
Shiseido Co. Ltd.		76,400	4,820,496
Shizuoka Bank Ltd.		92,100	805,784
Showa Denko K.K.		27,000	1,175,678
Showa Shell Sekiyu K.K.		39,000	744,361
SMC Corp.		11,600	3,716,400
SoftBank Corp.		166,500	13,176,613
Sohgo Security Services Co., Ltd.		14,800	659,760
Sony Corp.		255,000	13,799,772
Sony Financial Holdings, Inc.		34,700	800,510
Stanley Electric Co. Ltd.		25,600	758,913
Subaru Corp.		122,500	3,304,400
Sumco Corp.		47,700	643,809
Sumitomo Chemical Co. Ltd.		301,000	1,507,826
Sumitomo Corp.		225,100	3,414,019
Sumitomo Electric Industries Ltd.		149,900	2,044,275
Sumitomo Heavy Industries Ltd.		22,200	698,207
Sumitomo Metal Mining Co. Ltd.		47,300	1,489,290
Sumitomo Mitsui Financial Group, Inc.		270,800	10,543,625
Sumitomo Mitsui Trust Holdings, Inc.		67,500	2,682,012
Sumitomo Realty & Development Co. Ltd.		71,000	2,439,565
Sumitomo Rubber Industries Ltd.		33,700	485,333
Sundrug Co. Ltd.		15,300	555,945
Suntory Beverage & Food Ltd.		28,300	1,154,974
Suzuken Co. Ltd.		15,030	761,923
Suzuki Motor Corp.		69,700	3,475,710
Sysmex Corp.		33,900	2,380,676
T&D Holdings, Inc.		113,200	1,809,583
Taiheiyo Cement Corp.		24,700	726,839
Taisei Corp.		43,300	1,851,875
Taisho Pharmaceutical Holdings Co. Ltd.		7,300	778,943
Taiyo Nippon Sanso Corp.		25,100	404,189
Takashimaya Co. Ltd.		27,500	432,787
Takeda Pharmaceutical Co. Ltd. (a)		143,300	5,941,153
TDK Corp.		26,300	2,267,851
Teijin Ltd.		36,600	634,523
Temp Holdings Co., Ltd.		35,200	670,090
Terumo Corp.		61,600	3,325,287
THK Co. Ltd.		24,200	536,396
Tobu Railway Co. Ltd.		38,000	1,056,880
Toho Co. Ltd.		23,000	750,384
Toho Gas Co. Ltd.		15,200	525,369
Tohoku Electric Power Co., Inc.		84,700	1,071,933
Tokio Marine Holdings, Inc.		135,500	6,383,695
Tokyo Century Corp.		8,700	466,478
Tokyo Electric Power Co., Inc.(b)		296,800	1,519,075
Tokyo Electron Ltd.		31,800	4,291,369
Tokyo Gas Co. Ltd.		79,100	1,945,299
Tokyo Tatemono Co. Ltd.		40,800	438,810
Tokyu Corp.		100,300	1,657,003
Tokyu Fudosan Holdings Corp.		100,300	565,124
Toppan Printing Co. Ltd.		50,500	713,940
Toray Industries, Inc.		281,700	1,998,181
Toshiba Corp. (b)		132,300	3,963,079
Tosoh Corp.		53,000	697,787
Toto Ltd.		28,800	1,030,356
Toyo Seikan Group Holdings Ltd.		30,300	618,175
Toyo Suisan Kaisha Ltd.		18,400	634,342
Toyoda Gosei Co. Ltd.		14,100	304,281
Toyota Industries Corp.		29,700	1,460,850
Toyota Motor Corp.		462,282	27,080,928
Toyota Tsusho Corp.		43,200	1,559,029
Trend Micro, Inc.		24,300	1,398,849
Tsuruha Holdings, Inc.		7,500	781,672
Unicharm Corp.		81,800	2,227,054
United Urban Investment Corp.		591	900,367
USS Co. Ltd.		45,000	812,381
West Japan Railway Co.		32,700	2,199,325
Yahoo! Japan Corp.		581,400	1,813,851
Yakult Honsha Co. Ltd.		22,600	1,604,343
Yamada Denki Co. Ltd. (a)		121,200	571,440
Yamaguchi Financial Group, Inc.		40,000	422,918
Yamaha Corp.		28,100	1,234,837
Yamaha Motor Co. Ltd.		56,000	1,324,390
Yamato Holdings Co. Ltd.		62,700	1,714,118
Yamazaki Baking Co. Ltd.		24,400	440,275
Yaskawa Electric Corp.		48,300	1,396,048
Yokogawa Electric Corp.		45,200	887,460
Yokohama Rubber Co. Ltd.		25,000	484,285
Zozo, Inc.		41,100	990,392

TOTAL JAPAN			654,319,329

Korea (South) - 3.1%
AMOREPACIFIC Corp.		6,577	881,929
AMOREPACIFIC Group, Inc.		5,913	321,821
BGF Retail Co. Ltd.		1,685	248,837
BS Financial Group, Inc.		55,102	366,542
Celltrion Healthcare Co. Ltd.		6,701	374,105
Celltrion Pharm, Inc.		3,123	146,433
Celltrion, Inc. (b)		16,505	3,146,220
Cheil Industries, Inc.		15,424	1,466,699
Cheil Worldwide, Inc.		14,313	284,755
CJ CheilJedang Corp.		1,663	472,228
CJ Corp.		2,787	266,243
CJ O Shopping Co. Ltd.		2,218	439,323
Coway Co. Ltd.		9,904	610,211
Daelim Industrial Co.		5,871	391,057
Daewoo Engineering & Construction Co. Ltd. (b)		34,104	135,250
Db Insurance Co. Ltd.		10,345	650,982
DGB Financial Group Co. Ltd.		32,192	265,210
Dong Suh Companies, Inc.		5,993	97,957
Doosan Bobcat, Inc.		6,913	213,267
Doosan Heavy Industries & Construction Co. Ltd. (b)		11,852	113,742
E-Mart Co. Ltd.		4,219	756,166
GS Engineering & Construction Corp.		10,469	383,068
GS Holdings Corp.		10,662	453,205
GS Retail Co. Ltd.		5,894	185,447
Hana Financial Group, Inc.		60,119	2,018,017
Hankook Tire Co. Ltd.		15,301	555,181
Hanmi Pharm Co. Ltd.		1,311	447,532
Hanmi Science Co. Ltd.		2,543	148,657
Hanon Systems		35,715	342,751
Hanssem Co. Ltd.		2,000	85,627
Hanwha Chemical Corp.		22,403	317,098
Hanwha Corp.		8,590	211,550
Hanwha Life Insurance Co. Ltd.		62,699	246,455
HDC Hyundai Development Co. (b)		6,658	256,750
HLB, Inc. (b)		6,289	477,325
Hotel Shilla Co.		6,436	402,179
Hyundai Department Store Co. Ltd.		2,962	225,070
Hyundai Engineering & Construction Co. Ltd.		15,820	634,325
Hyundai Fire & Marine Insurance Co. Ltd.		11,954	437,929
Hyundai Glovis Co. Ltd.		3,985	398,151
Hyundai Heavy Industries Co. Ltd. (b)		7,371	804,285
Hyundai Mobis		13,827	2,302,480
Hyundai Motor Co.		30,891	2,883,340
Hyundai Robotics Co. Ltd. (b)		2,000	624,890
Hyundai Steel Co.		16,269	595,294
Industrial Bank of Korea		51,558	671,022
ING Life Insurance Korea Ltd. (d)		6,276	168,588
Kakao Corp.		10,244	822,393
Kangwon Land, Inc.		24,347	612,409
KB Financial Group, Inc.		80,658	3,354,671
KCC Corp.		1,104	238,990
KEPCO Plant Service & Engineering Co. Ltd.		4,991	120,291
Kia Motors Corp.		53,624	1,334,725
Korea Aerospace Industries Ltd. (b)		14,252	361,609
Korea Electric Power Corp.		52,163	1,244,406
Korea Express Co. Ltd. (b)		1,608	223,372
Korea Gas Corp. (b)		5,699	260,226
Korea Investment Holdings Co. Ltd.		8,492	441,346
Korea Zinc Co. Ltd.		1,736	576,638
Korean Air Lines Co. Ltd.		9,109	219,143
KT Corp.		2,367	59,478
KT Corp. sponsored ADR		4,577	63,346
KT&G Corp.		23,648	2,103,656
Kumho Petro Chemical Co. Ltd.		3,489	263,280
LG Chemical Ltd.		9,325	2,835,911
LG Corp.		19,277	1,120,127
LG Display Co. Ltd.		47,363	690,219
LG Electronics, Inc.		21,604	1,198,539
LG Household & Health Care Ltd.		1,927	1,763,180
LG Innotek Co. Ltd.		2,694	292,775
LG Telecom Ltd.		43,058	609,454
Lotte Chemical Corp.		3,483	801,304
Lotte Confectionery Co. Ltd. (b)		5,621	234,249
Lotte Shopping Co. Ltd.		2,390	405,316
Medy-Tox, Inc.		884	361,348
Mirae Asset Daewoo Co. Ltd.		81,270	457,990
NAVER Corp.		28,025	2,812,325
NCSOFT Corp.		3,517	1,323,884
Netmarble Corp. (d)		5,227	513,080
Oci Co. Ltd.		3,640	271,804
Orion Corp./Republic of Korea		4,559	379,983
Ottogi Corp.		238	137,460
Pearl Abyss Corp. (b)		1,151	207,402
POSCO		15,703	3,589,739
Posco Daewoo Corp.		10,498	163,772
S-Oil Corp.		9,159	995,369
S1 Corp.		3,231	273,262
Samsung Biologics Co. Ltd. (b)(d)		3,302	1,121,407
Samsung Card Co. Ltd.		5,624	165,861
Samsung Electro-Mechanics Co. Ltd.		11,405	1,179,483
Samsung Electronics Co. Ltd.		975,411	36,246,649
Samsung Engineering Co. Ltd. (b)		31,899	510,216
Samsung Fire & Marine Insurance Co. Ltd.		6,280	1,532,848
Samsung Heavy Industries Co. Ltd. (b)		94,504	576,466
Samsung Life Insurance Co. Ltd.		14,324	1,154,959
Samsung SDI Co. Ltd.		11,169	2,305,258
Samsung SDS Co. Ltd.		6,949	1,172,377
Samsung Securities Co. Ltd.		12,729	298,423
Shinhan Financial Group Co. Ltd.		86,695	3,224,924
Shinsegae Co. Ltd.		1,533	347,310
SillaJen, Inc. (b)		12,196	736,463
SK C&C Co. Ltd.		6,451	1,478,472
SK Energy Co. Ltd.		13,140	2,458,712
SK Hynix, Inc.		117,188	7,004,576
SK Telecom Co. Ltd.		4,113	965,165
STX Pan Ocean Co. Ltd. (Korea) (b)		43,787	183,053
ViroMed Co. Ltd. (b)		2,757	450,157
Woori Bank		95,874	1,323,414
Woori Investment & Securities Co. Ltd.		26,870	286,127
Yuhan Corp.		1,637	240,313

TOTAL KOREA (SOUTH)			126,626,297

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		134,852	3,366,392
Eurofins Scientific SA		2,336	1,181,117
Millicom International Cellular SA (depository receipt)		13,807	780,035
PLAY Communications SA (d)		23,760	102,170
Reinet Investments SCA		29,906	501,119
RTL Group SA		7,675	492,898
SES SA (France) (depositary receipt)		72,448	1,557,055
Tenaris SA		95,961	1,412,608

TOTAL LUXEMBOURG			9,393,394

Malaysia - 0.6%
AirAsia Group BHD		300,900	189,119
Alliance Bank Malaysia Bhd		222,900	210,941
AMMB Holdings Bhd		318,100	288,871
Astro Malaysia Holdings Bhd (d)		299,300	96,560
Axiata Group Bhd		572,683	466,686
British American Tobacco (Malaysia) Bhd		30,700	228,168
Bumiputra-Commerce Holdings Bhd		950,673	1,299,522
Dialog Group Bhd		744,122	602,838
DiGi.com Bhd		638,800	657,959
Felda Global Ventures Holdings Bhd (d)		279,200	93,411
Fraser & Neave Holdings BHD		25,900	208,586
Gamuda Bhd		399,500	228,177
Genting Bhd		429,900	754,084
Genting Malaysia Bhd		610,800	655,393
Genting Plantations Bhd		48,500	111,847
Hap Seng Consolidated Bhd		125,000	294,241
Hartalega Holdings Bhd		254,700	381,030
Hong Leong Bank Bhd		135,300	669,306
Hong Leong Credit Bhd		45,600	200,293
IHH Healthcare Bhd (d)		497,500	594,456
IJM Corp. Bhd		551,500	214,827
IOI Corp. Bhd		378,900	407,468
IOI Properties Group Bhd		282,350	88,393
Kuala Lumpur Kepong Bhd		83,900	499,651
Malayan Banking Bhd		780,643	1,770,415
Malaysia Airports Holdings Bhd		184,602	366,160
Maxis Bhd		476,300	595,304
MISC Bhd		226,700	330,474
My E.G.Services Bhd		442,000	126,754
Nestle (Malaysia) BHD		11,200	384,887
Petronas Chemicals Group Bhd		488,700	1,091,969
Petronas Dagangan Bhd		39,700	246,672
Petronas Gas Bhd		144,600	631,686
PPB Group Bhd		121,080	484,957
Press Metal Bhd		252,200	291,707
Public Bank Bhd		591,000	3,474,394
RHB Capital Bhd		213,374	266,686
RHB Capital Bhd (b)(c)		46,292	0
Sime Darby Bhd		455,285	239,366
Sime Darby Plantation Bhd		493,485	620,320
Sime Darby Property Bhd		627,685	146,252
SP Setia Bhd		308,677	154,910
Telekom Malaysia Bhd		213,826	121,617
Tenaga Nasional Bhd		632,700	2,222,653
Top Glove Corp. Bhd		285,600	405,416
UMW Holdings Bhd		94,200	106,930
Westports Holdings Bhd		234,100	190,771
YTL Corp. Bhd		657,222	166,485

TOTAL MALAYSIA			23,878,612

Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,340,600	246,799
Mexico - 0.7%
Alfa SA de CV Series A		627,200	661,064
Alsea S.A.B. de CV		100,900	257,996
America Movil S.A.B. de CV Series L		6,830,300	4,946,216
Banco Santander Mexico SA		350,460	437,013
CEMEX S.A.B. de CV unit (b)		2,957,094	1,476,127
Coca-Cola FEMSA S.A.B. de CV Series L		105,600	602,307
El Puerto de Liverpool S.A.B. de CV Class C		38,270	242,526
Embotelladoras Arca S.A.B. de CV		93,200	468,678
Fibra Uno Administracion SA de CV		681,600	732,494
Fomento Economico Mexicano S.A.B. de CV unit		393,900	3,348,681
Gruma S.A.B. de CV Series B		41,265	430,664
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		74,700	617,988
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		42,850	712,238
Grupo Bimbo S.A.B. de CV Series A		341,200	639,123
Grupo Carso SA de CV Series A1		86,700	255,150
Grupo Financiero Banorte S.A.B. de CV Series O		524,900	2,887,909
Grupo Financiero Inbursa S.A.B. de CV Series O		480,100	622,305
Grupo Mexico SA de CV Series B		711,324	1,641,281
Grupo Televisa SA de CV		495,600	1,428,739
Industrias Penoles SA de CV		28,485	401,475
Infraestructura Energetica Nova S.A.B. de CV		102,600	402,202
Kimberly-Clark de Mexico SA de CV Series A		292,800	422,049
Mexichem S.A.B. de CV		218,337	576,765
Promotora y Operadora de Infraestructura S.A.B. de CV		43,550	396,325
Wal-Mart de Mexico SA de CV Series V		1,059,900	2,706,982

TOTAL MEXICO			27,314,297

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit (d)		537,500	511,321
HKT Trust/HKT Ltd. unit		779,860	1,074,030

TOTAL MULTI-NATIONAL			1,585,351

Netherlands - 2.9%
ABN AMRO Group NV GDR		85,844	2,109,917
AEGON NV		368,144	2,263,358
AerCap Holdings NV (b)		27,375	1,370,940
Airbus Group NV		117,257	12,958,573
Akzo Nobel NV		50,595	4,256,721
ASML Holding NV (Netherlands)		82,539	14,216,858
CNH Industrial NV		207,948	2,163,600
EXOR NV		22,063	1,250,482
Ferrari NV		24,927	2,922,174
Fiat Chrysler Automobiles NV		218,781	3,332,941
Heineken Holding NV		23,213	2,011,354
Heineken NV (Bearer)		52,383	4,722,796
ING Groep NV (Certificaten Van Aandelen)		782,847	9,261,859
Koninklijke Ahold Delhaize NV		251,982	5,773,792
Koninklijke DSM NV		36,661	3,213,133
Koninklijke KPN NV		682,267	1,800,180
Koninklijke Philips Electronics NV		189,670	7,073,905
NN Group NV		62,596	2,694,176
NXP Semiconductors NV		69,173	5,187,283
QIAGEN NV (Germany) (b)		46,472	1,688,053
Randstad NV		24,129	1,217,539
STMicroelectronics NV (France)		138,576	2,106,553
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		27,742	5,036,314
Unilever NV (Certificaten Van Aandelen) (Bearer)		310,856	16,703,847
Vopak NV		14,707	666,315
Wolters Kluwer NV		58,880	3,345,192
X5 Retail Group NV unit		24,767	578,628

TOTAL NETHERLANDS			119,926,483

New Zealand - 0.1%
Auckland International Airport Ltd.		197,239	899,671
Fisher & Paykel Healthcare Corp.		117,382	1,041,728
Fletcher Building Ltd.		175,937	693,438
Meridian Energy Ltd.		258,545	528,917
Ryman Healthcare Group Ltd.		77,827	614,511
Spark New Zealand Ltd.		372,704	960,672
The a2 Milk Co. Ltd. (b)		148,506	1,009,777

TOTAL NEW ZEALAND			5,748,714

Norway - 0.5%
Aker Bp ASA		21,840	720,245
DNB ASA		195,542	3,538,629
Equinor ASA		233,474	6,073,792
Gjensidige Forsikring ASA		41,773	647,175
Marine Harvest ASA		84,481	2,044,429
Norsk Hydro ASA		267,167	1,386,893
Orkla ASA		163,126	1,407,600
Schibsted ASA (B Shares)		20,365	645,028
Telenor ASA		152,032	2,789,123
Yara International ASA		36,008	1,549,278

TOTAL NORWAY			20,802,192

Pakistan - 0.0%
Habib Bank Ltd.		129,900	142,927
Lucky Cement Ltd.		26,450	99,296
MCB Bank Ltd.		74,000	110,551
Oil & Gas Development Co. Ltd.		126,500	151,886
United Bank Ltd.		90,100	102,015

TOTAL PAKISTAN			606,675

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		277,710	1,528,051
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		35,796	495,417
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		415,210	365,194
Aboitiz Power Corp.		295,900	186,609
Alliance Global Group, Inc. (b)		783,100	166,477
Ayala Corp.		50,640	871,845
Ayala Land, Inc.		1,456,400	1,080,642
Bank of the Philippine Islands (BPI)		170,906	262,738
BDO Unibank, Inc.		397,304	910,044
DMCI Holdings, Inc.		844,450	202,907
Globe Telecom, Inc.		6,890	269,478
GT Capital Holdings, Inc.		17,052	242,520
International Container Terminal Services, Inc.		106,740	180,773
JG Summit Holdings, Inc.		589,990	522,232
Jollibee Food Corp.		91,420	472,181
Manila Electric Co.		42,530	292,729
Megaworld Corp.		2,361,100	194,855
Metro Pacific Investments Corp.		2,677,200	240,481
Metropolitan Bank & Trust Co.		158,120	193,962
Philippine Long Distance Telephone Co.		18,400	475,454
Robinsons Land Corp.		380,806	149,295
Security Bank Corp.		43,910	118,656
SM Investments Corp.		49,143	827,679
SM Prime Holdings, Inc.		2,055,100	1,299,893
Universal Robina Corp.		186,800	454,442

TOTAL PHILIPPINES			9,981,086

Poland - 0.3%
Alior Bank SA (b)		17,300	260,369
Bank Handlowy w Warszawie SA		6,306	115,039
Bank Millennium SA (b)		116,377	267,805
Bank Polska Kasa Opieki SA		34,954	953,751
Bank Zachodni WBK SA		7,165	635,619
BRE Bank SA		2,838	276,615
CD Projekt RED SA (b)		14,136	583,175
Cyfrowy Polsat SA (b)		52,688	303,456
Dino Polska SA (b)(d)		9,430	207,663
Grupa Lotos SA		17,638	318,455
Jastrzebska Spolka Weglowa SA (b)		10,000	192,851
KGHM Polska Miedz SA (Bearer) (b)		28,106	636,371
LPP SA		268	548,272
NG2 SA		5,491	238,979
Polish Oil & Gas Co. SA		362,515	591,414
Polska Grupa Energetyczna SA (b)		160,952	440,849
Polski Koncern Naftowy Orlen SA		61,137	1,469,652
Powszechna Kasa Oszczednosci Bank SA		178,406	1,856,522
Powszechny Zaklad Ubezpieczen SA		124,012	1,266,250
Telekomunikacja Polska SA (b)		134,004	151,565
Zaklady Azotowe w Tarnowie-Moscicach SA		8,499	57,367

TOTAL POLAND			11,372,039

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(c)		82,039	1
Energias de Portugal SA		519,880	1,827,766
Galp Energia SGPS SA Class B		101,554	1,770,812
Jeronimo Martins SGPS SA		51,461	633,000

TOTAL PORTUGAL			4,231,579

Qatar - 0.3%
Barwa Real Estate Co. (b)		18,460	189,569
Doha Bank (b)		30,003	181,040
Ezdan Holding Group (b)		157,953	474,596
Industries Qatar QSC (b)		36,991	1,422,238
Masraf al Rayan (b)		72,989	761,563
Qatar Electricity & Water Co. (b)		10,104	521,379
Qatar Insurance Co. SAQ		34,095	343,666
Qatar Islamic Bank (b)		23,654	993,975
Qatar National Bank SAQ		91,898	4,921,755
Qatar Telecom (Qtel) Q.S.C. (b)		15,850	299,848
The Commercial Bank of Qatar (b)		39,983	455,176

TOTAL QATAR			10,564,805

Russia - 0.9%
Alrosa Co. Ltd.		523,901	794,515
Gazprom OAO		1,535,512	3,623,994
Gazprom OAO sponsored ADR (Reg. S)		300,704	1,424,736
Inter Rao Ues JSC		6,755,000	408,333
Lukoil PJSC		71,846	5,393,324
Lukoil PJSC sponsored ADR		26,871	2,007,264
Magnit OJSC GDR (Reg. S)		73,524	981,178
Magnitogorsk Iron & Steel Works PJSC		420,400	305,980
MMC Norilsk Nickel PJSC		9,533	1,591,878
MMC Norilsk Nickel PJSC sponsored ADR		33,213	550,672
Mobile TeleSystems OJSC sponsored ADR		100,626	806,014
Moscow Exchange MICEX-RTS OAO		282,805	377,367
NOVATEK OAO GDR (Reg. S)		18,478	3,132,021
Novolipetsk Steel OJSC		247,420	602,533
PhosAgro OJSC GDR (Reg. S)		22,289	291,986
Polyus PJSC		5,052	318,426
Rosneft Oil Co. OJSC		176,573	1,234,225
Rosneft Oil Co. OJSC GDR (Reg. S)		57,870	406,826
RusHydro PJSC		13,548,000	113,075
RusHydro PJSC ADR		68,343	53,581
Sberbank of Russia		2,172,156	6,243,396
Severstal PAO		28,843	450,988
Severstal PAO GDR (Reg. S)		14,614	226,663
Surgutneftegas OJSC		637,100	256,973
Surgutneftegas OJSC sponsored ADR		72,932	290,269
Tatneft PAO		238,461	2,839,504
Tatneft PAO sponsored ADR		11,837	834,035
VTB Bank OJSC (b)		659,090,334	365,996

TOTAL RUSSIA			35,925,752

Singapore - 0.8%
Ascendas Real Estate Investment Trust		479,100	871,625
BOC Aviation Ltd. Class A		42,400	303,052
CapitaCommercial Trust (REIT)		509,046	635,779
CapitaLand Ltd.		521,500	1,182,190
CapitaMall Trust		504,600	768,658
City Developments Ltd.		84,700	483,686
ComfortDelgro Corp. Ltd.		445,500	723,658
DBS Group Holdings Ltd.		360,529	6,106,205
Jardine Cycle & Carriage Ltd.		19,300	421,767
Keppel Corp. Ltd.		299,200	1,339,234
Oversea-Chinese Banking Corp. Ltd.		643,569	4,990,024
Sembcorp Industries Ltd.		203,100	413,487
Singapore Airlines Ltd.		107,300	734,364
Singapore Airport Terminal Service Ltd.		132,600	476,734
Singapore Exchange Ltd.		160,700	793,552
Singapore Press Holdings Ltd.		335,100	641,097
Singapore Technologies Engineering Ltd.		316,400	810,901
Singapore Telecommunications Ltd.		1,652,700	3,770,373
Suntec (REIT)		434,200	554,838
United Overseas Bank Ltd.		268,453	4,725,036
UOL Group Ltd.		105,077	457,434
Venture Corp. Ltd.		55,600	614,946
Wilmar International Ltd.		389,400	888,354
Yangzijiang Shipbuilding Holdings Ltd.		470,400	421,107

TOTAL SINGAPORE			33,128,101

South Africa - 1.4%
Anglo American Platinum Ltd.		10,251	334,876
AngloGold Ashanti Ltd.		84,246	815,534
Aspen Pharmacare Holdings Ltd.		79,004	835,426
Barclays Africa Group Ltd.		145,740	1,473,058
Bidcorp Ltd.		68,663	1,287,807
Bidvest Group Ltd.		67,521	841,100
Capitec Bank Holdings Ltd.		8,474	569,052
Clicks Group Ltd.		50,982	649,694
Coronation Fund Managers Ltd.		43,671	145,437
Discovery Ltd.		72,036	771,167
Exxaro Resources Ltd.		53,187	544,038
FirstRand Ltd.		681,250	2,969,747
Fortress (REIT) Ltd.:
Class A		214,018	245,317
Class B		110,459	107,745
Foschini Ltd.		45,861	501,184
Gold Fields Ltd.		170,820	451,606
Growthpoint Properties Ltd.		597,556	917,447
Hyprop Investments Ltd.		51,417	314,619
Imperial Holdings Ltd.		32,298	356,663
Investec Ltd.		59,944	372,890
Kumba Iron Ore Ltd.		12,325	241,446
Liberty Holdings Ltd.		24,831	181,766
Life Healthcare Group Holdings Ltd.		276,485	459,168
MMI Holdings Ltd.		180,265	218,114
Mondi Ltd.		24,422	584,175
Mr Price Group Ltd.		51,580	807,553
MTN Group Ltd.		343,162	1,988,839
Naspers Ltd. Class N		88,393	15,534,639
Nedbank Group Ltd.		77,460	1,306,988
Netcare Ltd.		234,543	394,760
Old Mutual Ltd.		1,001,292	1,540,032
Pick 'n Pay Stores Ltd.		78,245	361,351
Pioneer Foods Ltd.		24,540	134,706
PSG Group Ltd.		31,595	471,146
Rand Merchant Insurance Holdings Ltd.		131,214	305,432
Redefine Properties Ltd.		1,114,993	724,812
Remgro Ltd.		107,474	1,385,488
Resilient Property Income Fund Ltd.		56,772	230,205
RMB Holdings Ltd.		143,673	725,158
Sanlam Ltd.		350,500	1,764,320
Sappi Ltd.		106,648	599,586
Sasol Ltd.		112,415	3,673,718
Shoprite Holdings Ltd.		89,668	1,095,892
Spar Group Ltd.		40,081	477,712
Standard Bank Group Ltd.		262,137	2,902,209
Telkom SA Ltd.		55,360	201,326
Tiger Brands Ltd.		33,118	591,713
Truworths International Ltd.		90,418	495,958
Vodacom Group Ltd.		122,739	1,034,993
Woolworths Holdings Ltd.		201,527	695,731

TOTAL SOUTH AFRICA			55,633,343

Spain - 1.9%
ACS Actividades de Construccion y Servicios SA		52,436	1,966,457
Aena Sme SA		13,661	2,184,033
Amadeus IT Holding SA Class A		88,455	7,131,421
Banco Bilbao Vizcaya Argentaria SA		1,342,486	7,409,308
Banco de Sabadell SA		1,142,922	1,508,128
Banco Santander SA:
rights (b)		3,255,079	126,459
(Spain)		3,255,079	15,487,525
Bankia SA		250,821	789,493
Bankinter SA		137,201	1,125,723
CaixaBank SA		728,449	2,947,823
Enagas SA		46,304	1,229,340
Endesa SA		62,430	1,306,746
Ferrovial SA		96,621	1,937,049
Gas Natural SDG SA		71,081	1,748,675
Grifols SA		59,691	1,703,071
Iberdrola SA		1,200,699	8,507,983
Inditex SA		219,584	6,200,386
International Consolidated Airlines Group SA		103,426	798,932
International Consolidated Airlines Group SA CDI		20,429	157,562
MAPFRE SA (Reg.)		220,388	660,002
Red Electrica Corporacion SA		86,490	1,790,902
Repsol SA		273,699	4,890,687
Siemens Gamesa Renewable Energy SA (b)		48,445	537,299
Telefonica SA		941,011	7,719,171

TOTAL SPAIN			79,864,175

Sweden - 1.6%
Alfa Laval AB		59,808	1,527,363
ASSA ABLOY AB (B Shares)		200,746	3,992,991
Atlas Copco AB:
(A Shares)		136,170	3,371,830
(B Shares)		77,336	1,772,589
Boliden AB		55,732	1,273,758
Electrolux AB (B Shares)		48,870	1,015,727
Epiroc AB:
Class A (b)		136,170	1,195,765
Class B (b)		79,314	653,760
Essity AB Class B		122,896	2,805,437
H&M Hennes & Mauritz AB (B Shares)		177,725	3,139,116
Hexagon AB (B Shares)		52,510	2,574,101
Husqvarna AB (B Shares)		83,005	626,949
ICA Gruppen AB (a)		15,877	561,958
Industrivarden AB (C Shares)		32,774	681,184
Investor AB (B Shares)		91,218	3,954,277
Kinnevik AB (B Shares)		47,573	1,319,920
Lundbergfoeretagen AB		15,222	469,743
Lundin Petroleum AB		38,075	1,162,494
Sandvik AB		226,464	3,585,848
Securitas AB (B Shares)		62,976	1,080,092
Skandinaviska Enskilda Banken AB (A Shares)		325,981	3,375,528
Skanska AB (B Shares)		69,337	1,091,447
SKF AB (B Shares)		77,015	1,237,135
Svenska Handelsbanken AB (A Shares)		305,922	3,325,324
Swedbank AB (A Shares)		181,745	4,093,217
Swedish Match Co. AB		36,786	1,874,443
Tele2 AB (B Shares)		72,098	819,372
Telefonaktiebolaget LM Ericsson (B Shares)		617,495	5,376,380
TeliaSonera AB		571,133	2,575,080
Volvo AB (B Shares)		314,915	4,707,646

TOTAL SWEDEN			65,240,474

Switzerland - 5.7%
ABB Ltd. (Reg.)		369,741	7,439,759
Adecco SA (Reg.)		32,996	1,616,465
Baloise Holdings AG		9,941	1,423,315
Barry Callebaut AG		436	852,389
Clariant AG (Reg.)		40,562	874,349
Coca-Cola HBC AG		40,925	1,208,369
Compagnie Financiere Richemont SA Series A		105,031	7,676,783
Credit Suisse Group AG		514,572	6,727,343
Dufry AG		6,522	735,316
Ems-Chemie Holding AG		1,630	898,228
Galenica AG		9,243	1,335,768
Geberit AG (Reg.)		7,511	2,940,562
Givaudan SA		1,842	4,469,888
Julius Baer Group Ltd.		45,339	2,067,675
Kuehne & Nagel International AG		10,664	1,483,420
Lafargeholcim Ltd. (Reg.)		98,633	4,568,564
Lindt & Spruengli AG		20	1,596,584
Lindt & Spruengli AG (participation certificate)		213	1,469,841
Lonza Group AG		14,957	4,703,254
Nestle SA (Reg. S)		627,374	52,964,860
Novartis AG		446,067	39,063,143
Pargesa Holding SA		8,018	588,722
Partners Group Holding AG		3,447	2,455,665
Roche Holding AG (participation certificate)		141,844	34,519,498
Schindler Holding AG:
(participation certificate)		8,196	1,728,472
(Reg.)		3,929	816,112
SGS SA (Reg.)		1,082	2,569,770
Sika AG		26,160	3,355,877
Sonova Holding AG Class B		11,260	1,839,679
Straumann Holding AG		2,092	1,428,040
Swatch Group AG (Bearer)		6,293	2,129,429
Swatch Group AG (Bearer) (Reg.)		11,122	742,645
Swiss Life Holding AG		6,953	2,624,764
Swiss Prime Site AG		14,870	1,207,731
Swiss Re Ltd.		63,223	5,709,938
Swisscom AG		5,257	2,408,360
Temenos Group AG		12,219	1,680,317
UBS Group AG		775,918	10,855,071
Zurich Insurance Group AG		30,481	9,463,784

TOTAL SWITZERLAND			232,239,749

Taiwan - 2.7%
Acer, Inc.		619,288	434,055
Advantech Co. Ltd.		72,591	499,407
ASE Industrial Holding Co. Ltd.		707,840	1,426,631
Asia Cement Corp.		449,466	475,445
ASUSTeK Computer, Inc.		144,000	1,065,099
AU Optronics Corp.		1,780,000	695,063
Catcher Technology Co. Ltd.		133,000	1,338,141
Cathay Financial Holding Co. Ltd.		1,650,285	2,611,843
Chang Hwa Commercial Bank		1,056,980	599,151
Cheng Shin Rubber Industry Co. Ltd.		403,899	568,137
Chicony Electronics Co. Ltd.		124,493	248,902
China Airlines Ltd.		590,490	174,703
China Development Finance Holding Corp.		2,726,800	874,570
China Life Insurance Co. Ltd.		510,995	485,239
China Steel Corp.		2,540,426	2,002,112
Chinatrust Financial Holding Co. Ltd.		3,540,579	2,361,491
Chunghwa Telecom Co. Ltd.		769,000	2,714,690
Compal Electronics, Inc.		874,000	481,313
Delta Electronics, Inc.		420,621	1,766,145
E.SUN Financial Holdings Co. Ltd.		1,954,804	1,294,342
ECLAT Textile Co. Ltd.		37,941	450,358
EVA Airways Corp.		477,265	218,126
Evergreen Marine Corp. (Taiwan)		455,122	167,581
Evergreen Marine Corp. (Taiwan) rights 11/18/18 (b)		25,926	586
Far Eastern Textile Ltd.		672,664	674,609
Far EasTone Telecommunications Co. Ltd.		326,000	776,028
Feng Tay Enterprise Co. Ltd.		64,436	387,109
First Financial Holding Co. Ltd.		1,974,197	1,246,606
Formosa Chemicals & Fibre Corp.		711,590	2,574,186
Formosa Petrochemical Corp.		256,000	1,008,769
Formosa Plastics Corp.		900,480	2,937,565
Formosa Taffeta Co. Ltd.		149,000	161,943
Foxconn Technology Co. Ltd.		194,535	412,186
Fubon Financial Holding Co. Ltd.		1,337,398	2,092,890
Giant Manufacturing Co. Ltd.		68,000	259,169
GlobalWafers Co. Ltd.		44,000	348,896
Highwealth Construction Corp.		176,480	258,503
HIWIN Technologies Corp.		45,362	293,031
Hon Hai Precision Industry Co. Ltd. (Foxconn)		2,641,990	6,724,336
Hotai Motor Co. Ltd.		57,000	393,065
HTC Corp. (b)		125,000	135,657
Hua Nan Financial Holdings Co. Ltd.		1,544,909	870,744
Innolux Corp.		1,835,427	555,480
Inventec Corp.		476,280	383,818
Largan Precision Co. Ltd.		20,000	2,164,048
Lite-On Technology Corp.		439,910	504,411
Macronix International Co. Ltd.		382,502	211,880
MediaTek, Inc.		304,970	2,240,942
Mega Financial Holding Co. Ltd.		2,178,246	1,839,800
Micro-Star International Co. Ltd.		141,000	311,051
Nan Ya Plastics Corp.		1,039,780	2,582,616
Nanya Technology Corp.		212,000	351,958
Nien Made Enterprise Co. Ltd.		35,000	215,920
Novatek Microelectronics Corp.		120,000	529,061
Pegatron Corp.		392,000	712,831
Phison Electronics Corp.		29,000	190,146
Pou Chen Corp.		460,000	465,787
Powertech Technology, Inc.		144,000	314,414
President Chain Store Corp.		116,000	1,307,602
Quanta Computer, Inc.		539,000	850,443
Realtek Semiconductor Corp.		98,090	392,861
Ruentex Development Co. Ltd.		106,694	147,494
Ruentex Industries Ltd.		73,809	184,758
Shin Kong Financial Holding Co. Ltd.		1,713,659	561,801
Sinopac Holdings Co.		2,209,314	749,271
Standard Foods Corp.		80,986	121,503
Synnex Technology International Corp.		300,500	323,207
TaiMed Biologics, Inc. (b)		36,000	224,415
Taishin Financial Holdings Co. Ltd.		2,017,362	895,939
Taishin Financial Holdings Co. Ltd. rights 11/22/18 (b)		40,695	3,943
Taiwan Business Bank		782,089	257,661
Taiwan Cement Corp.		918,000	1,028,879
Taiwan Cooperative Financial Holding Co. Ltd.		1,755,223	986,447
Taiwan High Speed Rail Corp.		389,000	385,727
Taiwan Mobile Co. Ltd.		326,600	1,165,656
Taiwan Semiconductor Manufacturing Co. Ltd.		4,955,000	37,178,052
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		4,998	190,424
TECO Electric & Machinery Co. Ltd.		363,000	208,112
Unified-President Enterprises Corp.		974,080	2,356,506
United Microelectronics Corp.		2,463,000	938,073
Vanguard International Semiconductor Corp.		193,000	355,324
Walsin Technology Corp.		64,000	269,763
Win Semiconductors Corp.		73,000	223,995
Winbond Electronics Corp.		569,000	246,269
Wistron Corp.		576,666	352,029
WPG Holding Co. Ltd.		318,320	377,845
Yageo Corp.		51,519	524,999
Yuanta Financial Holding Co. Ltd.		2,018,372	977,878

TOTAL TAIWAN			111,869,461

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)		214,700	1,269,035
Airports of Thailand PCL (For. Reg.)		866,900	1,673,148
Bangkok Bank PCL (For. Reg.)		48,000	306,876
Bangkok Dusit Medical Services PCL (For. Reg.)		801,600	592,256
Bangkok Expressway and Metro PCL		1,607,400	412,030
Banpu PCL (For. Reg.)		391,500	205,431
Berli Jucker PCL (For. Reg)		256,700	431,575
BTS Group Holdings PCL		1,132,400	312,469
BTS Group Holdings PCL warrants 12/31/19 (b)		125,822	315
Bumrungrad Hospital PCL (For. Reg.)		76,600	445,832
C.P. ALL PCL (For. Reg.)		1,016,000	2,060,495
Central Pattana PCL (For. Reg.)		277,100	660,160
Charoen Pokphand Foods PCL (For. Reg.)		690,800	526,016
Delta Electronics PCL (For. Reg.)		108,400	225,561
Electricity Generating PCL (For. Reg.)		25,100	174,852
Energy Absolute PCL		264,300	394,537
Glow Energy PCL (For. Reg.)		98,700	249,280
Home Product Center PCL (For. Reg.)		750,367	337,167
Indorama Ventures PCL (For. Reg.)		328,300	537,101
IRPC PCL (For. Reg.)		2,158,100	396,997
Kasikornbank PCL (For. Reg.)		372,900	2,243,473
Krung Thai Bank PCL (For. Reg.)		672,155	407,428
Land & House PCL (For. Reg.)		590,900	183,543
Minor International PCL (For. Reg.)		476,670	524,682
PTT Exploration and Production PCL (For. Reg.)		281,644	1,184,841
PTT Global Chemical PCL (For. Reg.)		465,439	1,084,293
PTT PCL (For. Reg.)		2,140,900	3,292,699
Robinsons Department Store PCL (For. Reg.)		112,300	220,976
Siam Cement PCL (For. Reg.)		81,700	1,029,873
Siam Commercial Bank PCL (For. Reg.)		372,400	1,544,180
Thai Oil PCL (For. Reg.)		232,600	594,477
Thai Union Frozen Products PCL (For. Reg.)		377,200	188,828
TMB PCL (For. Reg.)		2,093,400	143,937
True Corp. PCL (For. Reg.)		2,121,012	377,382

TOTAL THAILAND			24,231,745

Turkey - 0.1%
Akbank T.A.S.		440,675	521,122
Anadolu Efes Biracilik Ve Malt Sanayii A/S		39,807	133,815
Arcelik A/S		46,392	128,894
Aselsan A/S		62,502	282,453
Bim Birlesik Magazalar A/S JSC		43,707	620,856
Coca-Cola Icecek Sanayi A/S		14,842	73,180
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		380,688	113,738
Eregli Demir ve Celik Fabrikalari T.A.S.		286,516	464,404
Ford Otomotiv Sanayi A/S		14,785	158,705
Haci Omer Sabanci Holding A/S		198,241	252,518
Koc Holding A/S		160,879	448,421
Petkim Petrokimya Holding A/S		194,011	176,323
TAV Havalimanlari Holding A/S		41,171	171,325
Tofas Turk Otomobil Fabrikasi A/S		23,666	89,336
Tupras Turkiye Petrol Rafinerileri A/S		26,098	614,911
Turk Hava Yollari AO (b)		119,164	299,530
Turk Sise ve Cam Fabrikalari A/S		142,895	120,920
Turkcell Iletisim Hizmet A/S		225,428	457,744
Turkiye Garanti Bankasi A/S		461,557	577,194
Turkiye Halk Bankasi A/S		118,556	130,866
Turkiye Is Bankasi A/S Series C		335,209	239,281
Turkiye Vakiflar Bankasi TAO		146,943	89,907
Ulker Biskuvi Sanayi A/S (b)		29,143	77,060
Yapi ve Kredi Bankasi A/S (b)		317,595	92,047

TOTAL TURKEY			6,334,550

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (b)		414,560	913,056
Aldar Properties PJSC		783,778	369,148
Damac Properties Dubai Co. PJSC (b)		357,558	196,634
DP World Ltd.		33,467	602,071
Dubai Investments Ltd. (b)		425,521	187,671
Dubai Islamic Bank Pakistan Ltd. (b)		331,502	474,715
Emaar Development PJSC (b)		162,900	219,527
Emaar Malls Group PJSC (b)		382,642	190,636
Emaar Properties PJSC		727,404	1,009,967
Emirates Telecommunications Corp. (b)		355,939	1,686,111
National Bank of Abu Dhabi PJSC		282,944	1,064,559

TOTAL UNITED ARAB EMIRATES			6,914,095

United Kingdom - 10.6%
3i Group PLC		193,078	2,167,330
Admiral Group PLC		40,049	1,030,467
Anglo American PLC (United Kingdom)		213,830	4,578,615
Antofagasta PLC		81,280	815,345
Ashtead Group PLC		100,389	2,483,580
Associated British Foods PLC		72,257	2,203,683
AstraZeneca PLC (United Kingdom)		255,799	19,565,981
Auto Trader Group PLC (d)		189,018	987,687
Aviva PLC		805,276	4,400,744
Babcock International Group PLC		51,554	402,758
BAE Systems PLC		640,963	4,297,841
Barclays PLC		3,435,148	7,568,685
Barratt Developments PLC		203,060	1,334,094
Berkeley Group Holdings PLC		26,202	1,172,534
BHP Billiton PLC		424,916	8,476,518
BP PLC		4,059,884	29,327,467
BP PLC sponsored ADR		5,396	234,025
British American Tobacco PLC (United Kingdom)		464,296	20,127,356
British Land Co. PLC		190,246	1,439,581
BT Group PLC		1,693,837	5,186,540
Bunzl PLC		66,481	1,963,796
Burberry Group PLC		84,930	1,965,977
Carnival PLC		36,792	2,005,367
Centrica PLC		1,135,642	2,136,722
Coca-Cola European Partners PLC		44,929	2,043,820
Compass Group PLC		318,012	6,259,837
ConvaTec Group PLC (d)		282,757	585,500
Croda International PLC		26,295	1,620,015
Diageo PLC		494,769	17,104,913
Direct Line Insurance Group PLC		280,032	1,179,402
easyJet PLC		32,990	506,014
Fresnillo PLC		46,135	500,417
G4S PLC (United Kingdom)		318,684	875,785
GlaxoSmithKline PLC		1,001,329	19,393,501
Hammerson PLC		158,135	886,332
Hargreaves Lansdown PLC		57,677	1,377,141
HSBC Holdings PLC (United Kingdom)		4,056,256	33,381,370
Imperial Tobacco Group PLC		191,891	6,507,148
Informa PLC		250,000	2,280,309
InterContinental Hotel Group PLC		36,568	1,921,064
Intertek Group PLC		32,751	1,962,506
Investec PLC		138,781	858,567
ITV PLC		728,409	1,386,803
J Sainsbury PLC		355,242	1,413,067
John Wood Group PLC		139,151	1,270,296
Johnson Matthey PLC		38,723	1,471,508
Kingfisher PLC		437,788	1,421,570
Land Securities Group PLC		150,797	1,644,532
Legal & General Group PLC		1,193,988	3,838,281
Lloyds Banking Group PLC		14,519,705	10,595,610
London Stock Exchange Group PLC		64,138	3,537,488
Marks & Spencer Group PLC		332,811	1,259,181
Mediclinic International PLC		14,885	71,708
Mediclinic International PLC		62,431	300,444
Meggitt PLC		158,850	1,075,717
Melrose Industries PLC		982,971	2,118,975
Merlin Entertainments PLC (d)		140,576	580,739
Micro Focus International PLC		88,522	1,372,287
Mondi PLC		74,746	1,762,242
National Grid PLC		677,643	7,182,226
Next PLC		29,134	1,937,922
NMC Health PLC		21,040	949,872
Pearson PLC		160,156	1,839,864
Persimmon PLC		62,748	1,839,891
Prudential PLC		525,836	10,529,143
Reckitt Benckiser Group PLC		134,700	10,892,396
RELX PLC		212,199	4,204,108
RELX PLC		193,624	3,831,315
Rio Tinto PLC		241,696	11,734,528
Rolls-Royce Holdings PLC		334,256	3,584,626
Royal Bank of Scotland Group PLC		971,144	2,923,628
Royal Dutch Shell PLC:
Class A		14,363	456,189
Class A (United Kingdom)		907,577	28,913,692
Class A sponsored ADR		2,832	178,954
Class B (United Kingdom)		758,152	24,725,556
Royal Mail PLC		184,588	847,026
RSA Insurance Group PLC		203,246	1,466,249
Sage Group PLC		220,220	1,532,405
Schroders PLC		25,591	876,639
Scottish & Southern Energy PLC		213,283	3,108,690
Segro PLC		203,761	1,600,709
Severn Trent PLC		47,402	1,128,777
Smith & Nephew PLC		177,535	2,885,806
Smiths Group PLC		80,443	1,436,941
St. James's Place Capital PLC		105,673	1,368,947
Standard Chartered PLC (United Kingdom)		562,764	3,952,691
Standard Life PLC		476,134	1,646,248
Taylor Wimpey PLC		672,877	1,389,015
Tesco PLC		1,957,739	5,331,756
The Weir Group PLC		49,608	1,005,666
Travis Perkins PLC		51,248	725,142
Unilever PLC		247,939	13,133,239
United Utilities Group PLC		138,047	1,282,098
Vodafone Group PLC		5,348,685	10,058,407
Vodafone Group PLC sponsored ADR		2,705	51,206
Whitbread PLC		36,337	2,043,622
WM Morrison Supermarkets PLC		453,351	1,437,673

TOTAL UNITED KINGDOM			434,269,644

United States of America - 0.1%
Southern Copper Corp.		16,906	648,176
Yum China Holdings, Inc.		73,846	2,664,364

TOTAL UNITED STATES OF AMERICA			3,312,540

TOTAL COMMON STOCKS
(Cost $3,923,959,356)			3,826,836,592

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Banco Bradesco SA (PN)		672,790	6,200,913
Braskem SA (PN-A)		33,200	465,237
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		41,200	294,483
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		32,900	691,506
Companhia Energetica de Minas Gerais (CEMIG) (PN)		184,507	546,853
Gerdau SA		209,200	914,038
Itau Unibanco Holding SA		650,281	8,605,761
Itausa-Investimentos Itau SA (PN)		891,898	2,693,788
Lojas Americanas SA (PN)		152,036	768,044
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		795,700	5,905,477
Telefonica Brasil SA		87,800	1,019,674

TOTAL BRAZIL			28,105,774

Chile - 0.0%
Embotelladora Andina SA Class B		62,058	218,450
Sociedad Quimica y Minera de Chile SA (PN-B)		24,424	1,056,260

TOTAL CHILE			1,274,710

Colombia - 0.0%
Bancolombia SA (PN)		90,830	849,194
Grupo Aval Acciones y Valores SA		787,281	276,324
Grupo de Inversiones Suramerica SA		21,002	191,787

TOTAL COLOMBIA			1,317,305

France - 0.0%
Air Liquide SA (b)		8,120	984,092
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		10,885	822,337
Fuchs Petrolub AG		13,737	636,994
Henkel AG & Co. KGaA		35,776	3,913,584
Porsche Automobil Holding SE (Germany)		31,059	1,975,197
Sartorius AG (non-vtg.)		7,213	1,045,735
Volkswagen AG		37,584	6,332,641

TOTAL GERMANY			14,726,488

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,245,504	630,310
Korea (South) - 0.2%
AMOREPACIFIC Corp.		1,715	135,276
Hyundai Motor Co.		4,726	275,856
Hyundai Motor Co. Series 2		7,593	471,152
LG Chemical Ltd.		1,547	270,488
LG Household & Health Care Ltd.		378	242,503
Samsung Electronics Co. Ltd.		170,783	5,351,001

TOTAL KOREA (SOUTH)			6,746,276

Russia - 0.0%
AK Transneft OAO		90	233,492
Surgutneftegas OJSC		1,409,133	815,762

TOTAL RUSSIA			1,049,254

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (b)		15,375,776	19,653
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $51,490,036)			54,853,862
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25	INR
(Cost $13,959)		69,696	13,375

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 2% 11/8/18 (f)
(Cost $9,996,156)		10,000,000	9,995,914
		Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 2.23% (g)		162,730,390	162,762,936
Fidelity Securities Lending Cash Central Fund 2.23% (g)(h)		23,270,432	23,272,759
TOTAL MONEY MARKET FUNDS
(Cost $186,035,695)			186,035,695
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $4,171,495,202)			4,077,735,438
NET OTHER ASSETS (LIABILITIES) - 0.4%			15,966,383
NET ASSETS - 100%			$4,093,701,821

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,606	Dec. 2018	$145,543,750	$(4,780,829)	$(4,780,829)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,084	Dec. 2018	51,853,140	(1,226,309)	(1,226,309)
TME S&P/TSX 60 Index Contracts (Canada)	105	Dec. 2018	14,264,271	(361,568)	(361,568)
TOTAL FUTURES CONTRACTS					$(6,368,706)

The notional amount of futures purchased as a percentage of Net Assets is 5.2%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,740,116 or 0.6% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,882,960.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,443,121
Fidelity Securities Lending Cash Central Fund	454,911
Total	$1,898,032

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity International Index Fund	$-	$620,000,000	$621,987,635	$-	$1,987,635	$-	$-

 (a) Includes the value of shares purchased or redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$278,469,272	$115,316,357	$163,152,915	$--
Consumer Discretionary	402,030,689	265,493,856	136,467,056	69,777
Consumer Staples	380,762,401	182,595,300	198,154,756	12,345
Energy	301,216,599	152,507,184	148,709,415	--
Financials	871,182,522	556,163,916	315,018,605	1
Health Care	334,882,917	103,136,960	231,718,774	27,183
Industrials	454,427,588	257,152,896	197,274,692	--
Information Technology	317,760,178	174,192,652	143,567,525	1
Materials	302,002,798	206,273,475	95,729,323	--
Real Estate	120,608,764	101,802,838	18,805,926	--
Utilities	118,346,726	87,584,741	30,761,985	--
Corporate Bonds	13,375	--	13,375	--
Government Obligations	9,995,914	--	9,995,914	--
Money Market Funds	186,035,695	186,035,695	--	--
Total Investments in Securities:	$4,077,735,438	$2,388,255,870	$1,689,370,261	$109,307
Derivative Instruments:
Liabilities
Futures Contracts	$(6,368,706)	$(6,368,706)	$--	$--
Total Liabilities	$(6,368,706)	$(6,368,706)	$--	$--
Total Derivative Instruments:	$(6,368,706)	$(6,368,706)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$130,447,225
Level 2 to Level 1	$148,544,603

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(6,368,706)
Total Equity Risk	0	(6,368,706)
Total Value of Derivatives	$0	$(6,368,706)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $22,738,901) — See accompanying schedule: Unaffiliated issuers (cost $3,985,459,507)	$3,891,699,743
Fidelity Central Funds (cost $186,035,695)	186,035,695
Total Investment in Securities (cost $4,171,495,202)		$4,077,735,438
Cash		16,664
Foreign currency held at value (cost $3,767,852)		3,729,564
Receivable for fund shares sold		97,858,074
Dividends receivable		12,725,864
Distributions receivable from Fidelity Central Funds		219,247
Receivable for daily variation margin on futures contracts		1,710,489
Other receivables		4,626
Total assets		4,193,999,966
Liabilities
Payable for fund shares redeemed	$76,474,355
Accrued management fee	206,516
Other payables and accrued expenses	346,351
Collateral on securities loaned	23,270,923
Total liabilities		100,298,145
Net Assets		$4,093,701,821
Net Assets consist of:
Paid in capital		$4,152,346,639
Total distributable earnings (loss)		(58,644,818)
Net Assets		$4,093,701,821
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($45,641,107 ÷ 3,785,745 shares)		$12.06
Premium Class:
Net Asset Value, offering price and redemption price per share ($870,640,116 ÷ 72,195,380 shares)		$12.06
Institutional Class:
Net Asset Value, offering price and redemption price per share ($298,310,868 ÷ 24,727,259 shares)		$12.06
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,879,109,730 ÷ 238,552,190 shares)		$12.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$131,726,648
Interest		135,686
Income from Fidelity Central Funds		1,898,032
Income before foreign taxes withheld		133,760,366
Less foreign taxes withheld		(12,341,419)
Total income		121,418,947
Expenses
Management fee	$2,445,969
Transfer agent fees	660,273
Independent trustees' fees and expenses	17,223
Legal	560
Interest	2,882
Commitment fees	10,785
Total expenses before reductions	3,137,692
Expense reductions	(6,466)
Total expenses after reductions		3,131,226
Net investment income (loss)		118,287,721
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,020)	(18,028,322)
Redemptions in-kind with affiliated entities	62,615,780
Fidelity Central Funds	4,483
Other affiliated issuers	1,987,635
Foreign currency transactions	(756,214)
Futures contracts	(5,540,298)
Total net realized gain (loss)		40,283,064
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $815,233)	(575,195,719)
Fidelity Central Funds	(751)
Assets and liabilities in foreign currencies	(213,985)
Futures contracts	(7,676,604)
Total change in net unrealized appreciation (depreciation)		(583,087,059)
Net gain (loss)		(542,803,995)
Net increase (decrease) in net assets resulting from operations		$(424,516,274)
See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$118,287,721	$69,087,197
Net realized gain (loss)	40,283,064	(12,914,287)
Change in net unrealized appreciation (depreciation)	(583,087,059)	500,936,477
Net increase (decrease) in net assets resulting from operations	(424,516,274)	557,109,387
Distributions to shareholders	(72,436,849)	–
Distributions to shareholders from net investment income	–	(36,723,329)
Distributions to shareholders from net realized gain	–	(830,683)
Total distributions	(72,436,849)	(37,554,012)
Share transactions - net increase (decrease)	1,402,582,678	933,598,280
Redemption fees	–	37,194
Total increase (decrease) in net assets	905,629,555	1,453,190,849
Net Assets
Beginning of period	3,188,072,266	1,734,881,417
End of period	$4,093,701,821	$3,188,072,266
Other Information
Undistributed net investment income end of period		$56,148,756

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global ex U.S. Index Fund Investor Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.48	$11.12	$11.32	$12.28	$12.44
Income from Investment Operations
Net investment income (loss)A	.38	.32	.31	.31	.37B
Net realized and unrealized gain (loss)	(1.50)	2.26	(.26)C	(.98)	(.32)
Total from investment operations	(1.12)	2.58	.05	(.67)	.05
Distributions from net investment income	(.27)	(.21)	(.25)	(.28)	(.18)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.03)
Total distributions	(.30)	(.22)	(.25)	(.29)	(.21)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D
Net asset value, end of period	$12.06	$13.48	$11.12	$11.32	$12.28
Total ReturnE	(8.51)%	23.61%	.56%	(5.49)%	.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	.14%	.18%	.27%	.34%	.34%
Expenses net of fee waivers, if any	.14%	.18%	.19%	.22%	.22%
Expenses net of all reductions	.14%	.18%	.19%	.22%	.22%
Net investment income (loss)	2.83%	2.64%	2.87%	2.66%	3.00%B
Supplemental Data
Net assets, end of period (000 omitted)	$45,641	$45,439	$37,465	$18,132	$15,309
Portfolio turnover rateH	19%I	9%	1%I	1%	1%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global ex U.S. Index Fund Premium Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.49	$11.12	$11.32	$12.29	$12.44
Income from Investment Operations
Net investment income (loss)A	.39	.33	.32	.32	.38B
Net realized and unrealized gain (loss)	(1.51)	2.26	(.27)C	(1.00)	(.31)
Total from investment operations	(1.12)	2.59	.05	(.68)	.07
Distributions from net investment income	(.28)	(.22)	(.25)	(.28)	(.19)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.03)
Total distributions	(.31)	(.22)D	(.25)	(.29)	(.22)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E
Net asset value, end of period	$12.06	$13.49	$11.12	$11.32	$12.29
Total ReturnF	(8.52)%	23.79%	.64%	(5.53)%	.59%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%	.11%	.21%	.28%	.28%
Expenses net of fee waivers, if any	.09%	.11%	.12%	.17%	.18%
Expenses net of all reductions	.09%	.11%	.12%	.17%	.18%
Net investment income (loss)	2.88%	2.71%	2.95%	2.71%	3.04%B
Supplemental Data
Net assets, end of period (000 omitted)	$870,640	$1,565,118	$774,360	$563,796	$485,998
Portfolio turnover rateI	19%J	9%	1%J	1%	1%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.67%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global ex U.S. Index Fund Institutional Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.49	$11.13	$11.33	$12.29	$12.45
Income from Investment Operations
Net investment income (loss)A	.39	.33	.32	.33	.39B
Net realized and unrealized gain (loss)	(1.51)	2.26	(.26)C	(.99)	(.33)
Total from investment operations	(1.12)	2.59	.06	(.66)	.06
Distributions from net investment income	(.28)	(.22)	(.26)	(.29)	(.20)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.03)
Total distributions	(.31)	(.23)	(.26)	(.30)	(.22)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E
Net asset value, end of period	$12.06	$13.49	$11.13	$11.33	$12.29
Total ReturnF	(8.50)%	23.70%	.66%	(5.40)%	.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%	.09%	.17%	.23%	.23%
Expenses net of fee waivers, if any	.08%	.09%	.10%	.13%	.13%
Expenses net of all reductions	.08%	.09%	.10%	.13%	.13%
Net investment income (loss)	2.90%	2.73%	2.97%	2.75%	3.09%B
Supplemental Data
Net assets, end of period (000 omitted)	$298,311	$624,633	$278,172	$182,432	$153,983
Portfolio turnover rateI	19%J	9%	1%J	1%	1%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.72%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global ex U.S. Index Fund Institutional Premium Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.50	$11.13	$11.33	$12.30	$12.45
Income from Investment Operations
Net investment income (loss)A	.38	.33	.32	.33	.39B
Net realized and unrealized gain (loss)	(1.50)	2.27	(.26)C	(1.00)	(.31)
Total from investment operations	(1.12)	2.60	.06	(.67)	.08
Distributions from net investment income	(.28)	(.22)	(.26)	(.29)	(.20)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.03)
Total distributions	(.31)	(.23)	(.26)	(.30)	(.23)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D
Net asset value, end of period	$12.07	$13.50	$11.13	$11.33	$12.30
Total ReturnE	(8.47)%	23.83%	.68%	(5.45)%	.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%	.06%	.14%	.20%	.20%
Expenses net of fee waivers, if any	.06%	.06%	.08%	.10%	.10%
Expenses net of all reductions	.06%	.06%	.08%	.10%	.10%
Net investment income (loss)	2.91%	2.75%	2.99%	2.78%	3.12%B
Supplemental Data
Net assets, end of period (000 omitted)	$2,879,110	$952,883	$644,884	$87,972	$74,259
Portfolio turnover rateH	19%I	9%	1%I	1%	1%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the consolidation of each Fund's publicly offered share classes into a single share class. The consolidation took place on November 9, 2018, and the surviving class is Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Index Fund	$1,592,236,140	$228,327,459	$(214,385,997)	$13,941,462
Fidelity Global ex U.S. Index Fund	4,193,929,165	393,861,929	(510,417,224)	(116,555,295)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Emerging Markets Index Fund	$30,888,071	$(80,586,662)	$13,869,364
Fidelity Global ex U.S. Index Fund	93,051,824	(34,557,057)	(116,793,240)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Emerging Markets Index Fund	$(25,405,497)	$(55,181,165)	$(80,586,662)	$(80,586,662)
Fidelity Global ex U.S. Index Fund	(9,718,545)	(24,838,512)	(34,557,057)	(34,557,057)

The tax character of distributions paid was as follows:

October 31, 2018
Ordinary Income
Fidelity Emerging Markets Index Fund	$26,736,654
Fidelity Global ex U.S. Index Fund	72,436,848

October 31, 2017
Ordinary Income
Fidelity Emerging Markets Index Fund	$12,638,479
Fidelity Global ex U.S. Index Fund	37,554,012

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the NAV of shares redeemed from Fidelity Emerging Markets Index and Fidelity Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	428,843,384	61,922,379
Fidelity Global ex U.S. Index Fund	2,210,072,351	767,729,019

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .08% and .06% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Fidelity Emerging Markets Index Fund
Investor Class	.08%
Premium Class	.08%
Institutional Class	.08%
Institutional Premium Class	.08%
Fidelity Global ex U.S. Index Fund
Investor Class	.06%
Premium Class	.06%
Institutional Class	.06%
Institutional Premium Class	.06%

Prior to August 1, 2018, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

Fidelity Emerging Markets Index Fund
Investor Class	.29%
Premium Class	.13%
Institutional Class	.10%
Institutional Premium Class	.08%
Fidelity Global ex U.S. Index Fund
Investor Class	.17%
Premium Class	.10%
Institutional Class	.08%
Institutional Premium Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on class-level average net assets as noted in the following table:

	Received by FIIOC	Paid by Class Effective August 1, 2018	Paid by Class Prior to August 1, 2018
Fidelity Emerging Market Index Fund
Investor Class	.21%	.00%	.21%
Premium Class	.11%	.00%	.05%
Institutional Class	.035%	.00%	.02%
Institutional Premium Class	.015%	.00%	.00%
Fidelity Global ex U.S. Index Fund
Investor Class	.21%	.00%	.11%
Premium Class	.11%	.00%	.04%
Institutional Class	.035%	.00%	.02%
Institutional Premium Class	.015%	.00%	.02%

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Emerging Markets Index Fund
Investor Class	$60,584.16
Premium Class	386,034.04
Institutional Class	45,567.01
Institutional Premium Class	-	-
	$492,185
Fidelity Global ex U.S. Index Fund
Investor Class	$34,705.08
Premium Class	516,799.03
Institutional Class	108,769.01
Institutional Premium Class	-	-
	$660,273

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Global ex U.S. Index Fund	Borrower	$47,699,000	2.18%	$2,882

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 13,347,660 shares of the Fidelity Global ex U.S. Index Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $181,394,705. The net realized gain of $62,615,780 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fidelity Global ex U.S. Index Fund recognized no gain or loss for federal income tax purposes.

Exchanges In-Kind. During the period, the Fidelity Global ex U.S. Index Fund redeemed 14,197,390 shares of Fidelity International Index Fund in exchange for investments with a value of $621,987,635. The net realized gains of $1,987,635 on the Fund's redemptions of Fidelity International Index Fund shares is included in "Net realized gain (loss) on Investment securities: Other affiliated issuers" in the accompanying Statement of Operations. Fidelity Global ex U.S. Index Fund recognized net gains on the exchanges for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Emerging Markets Index Fund	$4,276
Fidelity Global ex U.S. Index Fund	10,785

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM. FCM security and Security lending activity was as follows:

	Total Security Lending Income	Value of Securities Loaned to FCM at Period End
Fidelity Emerging Markets Index Fund	$193,898	$70
Fidelity Global ex U.S. Index Fund	454,911	–

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Emerging Markets Index Fund	$11,431
Fidelity Global ex U.S. Index Fund	6,466

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017
Fidelity Emerging Markets Index Fund
Distributions to shareholders
Investor Class	$584,644	$–
Investor Class	17,448,862	–
Institutional Class	4,938,500	–
Institutional Premium Class	3,764,647	–
Total	$26,736,653	$–
From net investment income
Investor Class	$–	$290,141
Premium Class	–	9,152,994
Institutional Class	–	3,191,048
Institutional Premium Class	–	4,296
Total	$–	$12,638,479
Fidelity Global ex U.S. Index Fund
Distributions to shareholders
Investor Class	$1,033,799	$–
Premium Class	36,798,374	–
Institutional Class	13,853,612	–
Institutional Premium Class	20,751,064	–
Total	$72,436,849	$–
From net investment income
Investor Class	$–	$710,799
Premium Class	–	15,744,134
Institutional Class	–	6,109,298
Institutional Premium Class	–	14,159,098
Total	$–	$36,723,329
From net realized gain
Investor Class	$–	$16,844
Premium Class	–	359,898
Institutional Class	–	138,257
Institutional Premium Class	–	315,684
Total	$–	$830,683

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018	Year endedOctober 31, 2017	Year ended October 31, 2018	Year endedOctober 31, 2017
Fidelity Emerging Markets Index Fund
Investor Class
Shares sold	3,949,532	4,595,198	$44,525,954	$44,721,174
Reinvestment of distributions	50,953	31,357	556,918	270,613
Shares redeemed	(3,140,244)	(3,918,080)	(35,639,073)	(38,590,456)
Net increase (decrease)	860,241	708,475	$9,443,799	$6,401,331
Premium Class
Shares sold	47,176,175	48,728,825	$526,814,352	$475,643,280
Reinvestment of distributions	1,420,087	970,483	15,521,554	8,365,562
Shares redeemed	(53,356,103)	(32,884,562)	(567,082,522)	(302,310,868)
Net increase (decrease)	(4,759,841)	16,814,746	$(24,746,616)	$181,697,974
Institutional Class
Shares sold	30,780,889	13,363,342	$339,663,997	$130,227,940
Reinvestment of distributions	419,348	348,827	4,587,665	3,010,374
Shares redeemed	(28,524,001)	(11,206,364)	(301,071,387)	(104,613,436)
Net increase (decrease)	2,676,236	2,505,805	$43,180,275	$28,624,878
Institutional Premium Class
Shares sold	47,004,672	18,939,252	$469,943,013	$164,987,276
Reinvestment of distributions	344,433	498	3,764,647	4,296
Shares redeemed	(2,821,883)	(1,806,984)	(31,059,042)	(18,355,507)
Net increase (decrease)	44,527,222	17,132,766	$442,648,618	$146,636,065
Fidelity Global ex U.S. Index Fund
Investor Class
Shares sold	2,986,798	3,656,372	$39,620,437	$44,410,333
Reinvestment of distributions	77,311	65,700	1,020,503	720,731
Shares redeemed	(2,649,187)	(3,720,974)	(35,779,157)	(44,830,378)
Net increase (decrease)	414,922	1,098	$4,861,783	$300,686
Premium Class
Shares sold	67,776,633	71,331,726	$905,063,963	$868,267,163
Reinvestment of distributions	2,335,974	1,271,346	30,834,860	13,946,668
Shares redeemed	(113,973,150)(a)	(26,167,162)	(1,471,681,761)(a)	(320,300,835)
Net increase (decrease)	(43,860,543)	46,435,910	$(535,782,938)	$561,912,996
Institutional Class
Shares sold	48,173,115	46,688,077	$638,131,655	$549,906,665
Reinvestment of distributions	1,037,349	569,513	13,693,009	6,247,555
Shares redeemed	(70,782,481)	(25,958,123)	(900,018,289)	(326,220,950)
Net increase (decrease)	(21,572,017)	21,299,467	$(248,193,625)	$229,933,270
Institutional Premium Class
Shares sold	206,012,670	25,870,791	$2,685,932,281	$309,331,694
Reinvestment of distributions	1,572,050	1,318,286	20,751,064	14,474,782
Shares redeemed	(39,624,216)	(14,520,231)	(524,985,887)	(182,355,148)
Net increase (decrease)	167,960,504	12,668,846	$2,181,697,458	$141,451,328

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of October 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 14, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 260 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Fidelity Emerging Markets Index Fund
Investor Class	.19%
Actual		$1,000.00	$837.70	$.88-C
Hypothetical-D		$1,000.00	$1,024.25	$.97-C
Premium Class	.11%
Actual		$1,000.00	$838.60	$.51-C
Hypothetical-D		$1,000.00	$1,024.65	$.56-C
Institutional Class	.09%
Actual		$1,000.00	$838.70	$.42
Hypothetical-D		$1,000.00	$1,024.75	$.46
Institutional Premium Class	.08%
Actual		$1,000.00	$838.70	$.37
Hypothetical-D		$1,000.00	$1,024.80	$.41
Fidelity Global ex U.S. Index Fund
Investor Class	.11%
Actual		$1,000.00	$888.70	$.52-C
Hypothetical-D		$1,000.00	$1,024.65	$.56-C
Premium Class	.08%
Actual		$1,000.00	$888.70	$.38
Hypothetical-D		$1,000.00	$1,024.80	$.41
Institutional Class	.07%
Actual		$1,000.00	$888.10	$.33
Hypothetical-D		$1,000.00	$1,024.85	$.36
Institutional Premium Class	.06%
Actual		$1,000.00	$888.80	$.29
Hypothetical-D		$1,000.00	$1,024.90	$.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C If fees and changes to the class level expense contract and/ or expense cap, effective August 1, 2018, had been in effect during the entire current period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

 D 5% return per year before expenses

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Emerging Markets Index Fund
Investor Class	.08%
Actual		$.37
Hypothetical-(b)		$.41
Premium Class	.08%
Actual		$.37
Hypothetical-(b)		$.41
Fidelity Global ex U.S. Index Fund
Investor Class	.06%
Actual		$.29
Hypothetical-(b)		$.31

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Investor	Premium	Institutional	Institutional Premium
Fidelity Emerging Markets Index Fund
December, 2017	65%	60%	59%	58%
Fidelity Global ex U.S. Index Fund
December, 2017	89%	87%	86%	86%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Emerging Markets Index Fund
Investor	12/11/17	$0.2016	$0.0248
Premium	12/11/17	$0.2180	$0.0248
Institutional	12/11/17	$0.2211	$0.0248
Institutional Premium	12/11/17	$0.2232	$0.0248
Fidelity Global ex U.S. Index Fund
Investor	12/11/17	$0.3143	$0.0284
Premium	12/11/17	$0.3234	$0.0284
Institutional	12/11/17	$0.3260	$0.0284
Institutional Premium	12/11/17	$0.3286	$0.0284

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Index Fund
Fidelity Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under the expense limitation arrangements in effect for the fund, from the fund's management fee. Fidelity no longer calculates hypothetical net management fees for the funds and, as a result, the charts do not include hypothetical net management fees for 2016 and 2017. With respect to the historical net management fee information, the Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed a fund's management fee and result in a negative net management fee. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

Fidelity Emerging Markets Index Fund

The Board considered that (i) effective July 1, 2016, the fund's management fee rate was reduced from 0.25% to 0.09%, and (ii) effective August 1, 2017, the fund's management fee rate was further reduced from 0.09% to 0.08%. The Board considered that the chart below reflects the fund's lower management fee rates for 2016 and 2017, as if the lower fee rates were in effect for the entire year.

At its July 2018 meeting, the Board approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2018) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

Fidelity Global ex U.S. Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.20% to 0.06%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Class, Institutional Premium Class, and Premium Class of Fidelity Emerging Markets Index Fund ranked below the competitive median for 2017 and the total expense ratio of Investor Class ranked above the competitive median for 2017. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the majority of the funds in the Total Mapped Group are not comparable because they are funds with a developed markets focus and not emerging markets funds. The Board noted that the total expense ratio of Investor Class of Fidelity Emerging Markets Index Fund is lower than the Investor Class total expense ratio of the most comparable competitive fund.

At its July 2018 meeting, the Board approved a proposal for Fidelity Emerging Markets Index Fund to consolidate all classes into a single class by exchanging all shares of higher cost classes for shares of the lowest cost class available. The exchanges are expected to take place in November 2018. In connection with the class consolidation, the Board approved amended and restated expense contracts that reduce each class's total expense ratio to equal the total expense ratio of the lowest cost class. The Board considered that, effective August 1, 2018, contractual arrangements for Fidelity Emerging Markets Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total class operating expenses, with certain exceptions, to 0.08%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board noted that the total expense ratio of each class of Fidelity Global ex U.S. Index Fund ranked below the competitive median for 2017.

At its July 2018 meeting, the Board approved a proposal for Fidelity Global ex U.S. Index Fund to consolidate all classes into a single class by exchanging all shares of higher cost classes for shares of the lowest cost class available. The exchanges are expected to take place in November 2018. In connection with the class consolidation, the Board approved amended and restated expense contracts that reduce each class's total expense ratio to equal the total expense ratio of the lowest cost class. The Board considered that, effective August 1, 2018, contractual arrangements for Fidelity Global ex U.S. Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total class operating expenses, with certain exceptions, to 0.06%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

EMX-I-GUX-I-ANN-1218
1.929368.107

Fidelity® Emerging Markets Index Fund Investor Class and Premium Class Fidelity® Global ex U.S. Index Fund Investor Class and Premium Class Annual Report October 31, 2018

Contents

Fidelity® Emerging Markets Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Global ex U.S. Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Life of fundA
Investor Class	(12.78)%	0.97%	1.04%
Premium Class	(12.63)%	1.10%	1.17%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Emerging Markets Index Fund - Investor Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI Emerging Markets Index performed over the same period.

Period Ending Values
$10,769	Fidelity® Emerging Markets Index Fund - Investor Class
$11,234	MSCI Emerging Markets Index

Fidelity® Emerging Markets Index Fund

Management's Discussion of Fund Performance

Market Recap:  International equities returned -8.08% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. A modestly positive first half of the period gave way to a confluence of overwhelmingly negative factors – including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -11% second-half return. The index lost 8% in October alone, its largest monthly drop in more than six years. Among sectors, new-media-infused communications services (-15%) was hit the hardest, while economically sensitive consumer discretionary (-13%), information technology (-12%), financials (-10%), industrials (-9%) and materials (-7%) stocks also fared poorly. Even the more defensive real estate (-9%), utilities (-6%) and consumer staples (-5%) sectors weren’t spared this period. Conversely, elevated crude-oil prices fueled a positive return for energy (+7%), the top-performing sector, followed by the relatively stable-growing health care segment (+2%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth also pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund's share classes returned between roughly -12.6% and -12.8%, compared with a return of -12.49% for the benchmark MSCI Emerging Markets Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) With the exception of energy (+14%), all 11 sectors in the index posted a negative return for the period. By individual holding, Chinese internet company Tencent (-24%) notably detracted in absolute terms. Tencent struggled due to questions about the sustainability of the company's growth rate as well as regulatory concern. Tencent's decline also weighed on South African media company Naspers (-28%), which owns a large Tencent stake. Also detracting was Chinese e-commerce company Alibaba (-23%) and Korean electronics giant Samsung (-23%). Conversely, the top individual contributor was Brazilian mining company Vale (+62%), which benefited from better commodity pricing and management's success at cutting costs. An improved pricing environment also lifted shares of various energy producers, led by Petrobras and CNOOC, headquartered in Brazil and China, respectively

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Emerging Markets Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.5
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	3.2
Naspers Ltd. Class N (South Africa, Media)	1.5
China Construction Bank Corp. (H Shares) (China, Banks)	1.5
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.1
Baidu.com, Inc. sponsored ADR (Cayman Islands, Interactive Media & Services)	1.0
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (China, Insurance)	1.0
Vale SA (Brazil, Metals & Mining)	0.9
21.1

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	22.5
Information Technology	13.8
Communication Services	12.5
Consumer Discretionary	9.4
Energy	8.3
Materials	7.4
Consumer Staples	6.1
Industrials	4.2
Health Care	2.7
Real Estate	2.2

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
Cayman Islands	13.1%
Korea (South)	12.8%
Taiwan	10.7%
China	10.0%
United States of America	9.0%
India	7.9%
Brazil	7.3%
South Africa	5.3%
Russia	3.5%
Other*	20.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks and Equity Futures	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.1

Fidelity® Emerging Markets Index Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 87.6%
		Shares	Value
Bermuda - 0.9%
Alibaba Health Information Technology Ltd. (a)		1,054,000	$852,130
Alibaba Pictures Group Ltd. (a)		4,360,000	600,463
Beijing Enterprises Water Group Ltd.		1,702,000	865,981
Brilliance China Automotive Holdings Ltd.		928,000	809,431
China Gas Holdings Ltd.		540,400	1,709,004
China Resource Gas Group Ltd.		272,000	1,040,558
Cosco Shipping Ports Ltd.		501,082	511,181
Credicorp Ltd.		6,502	1,462,950
Credicorp Ltd. (United States)		14,620	3,299,880
GOME Electrical Appliances Holdings Ltd. (a)(b)		3,089,802	307,327
Haier Electronics Group Co. Ltd.		388,000	810,441
Hanergy Thin Film Power Group Ltd. (a)(c)		1,618,000	2
HengTen Networks Group Ltd. (a)(b)		6,472,000	231,085
Kunlun Energy Co. Ltd.		990,000	1,123,573
Luye Pharma Group Ltd. (b)		331,000	255,364
Nine Dragons Paper (Holdings) Ltd.		509,000	485,507
Shenzhen International Holdings Ltd.		267,500	511,671
Sihuan Pharmaceutical Holdings Group Ltd.		1,095,000	222,017
Skyworth Digital Holdings Ltd.		532,000	122,791

TOTAL BERMUDA			15,221,356

Brazil - 4.6%
Ambev SA		1,468,900	6,449,503
Atacadao Distribuicao Comercio e Industria Ltda		126,100	516,395
Banco Bradesco SA		347,315	2,823,130
Banco do Brasil SA		268,900	3,088,936
Banco Santander SA (Brasil) unit		130,000	1,474,137
BB Seguridade Participacoes SA		214,600	1,526,967
BM&F BOVESPA SA		642,514	4,582,110
BR Malls Participacoes SA		259,495	885,553
Brasil Foods SA (a)		161,900	952,737
CCR SA		373,700	1,101,569
Centrais Eletricas Brasileiras SA (Electrobras) (a)		66,900	422,451
Cielo SA		382,114	1,355,342
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		105,100	789,344
Companhia Siderurgica Nacional SA (CSN)		201,200	517,395
Cosan SA Industria e Comercio		52,600	455,824
Drogasil SA		71,000	1,198,501
EDP Energias do Brasil SA		88,257	332,016
Embraer SA		205,000	1,152,936
ENGIE Brasil Energia SA		47,600	509,064
Equatorial Energia SA		52,400	957,323
Fibria Celulose SA		77,600	1,498,202
Hypermarcas SA		107,600	861,031
IRB Brasil Resseguros SA		34,200	665,896
Itausa-Investimentos Itau SA		12	38
JBS SA		293,900	809,479
Klabin SA unit		215,600	1,081,621
Kroton Educacional SA		427,548	1,311,997
Localiza Rent A Car SA		154,852	1,196,290
Lojas Renner SA		224,690	2,270,145
M. Dias Branco SA		29,900	357,290
Magazine Luiza SA		23,400	1,061,378
Multiplan Empreendimentos Imobiliarios SA		81,558	504,053
Natura Cosmeticos SA		61,400	537,693
Odontoprev SA		79,000	280,634
Petrobras Distribuidora SA		107,800	694,624
Petroleo Brasileiro SA - Petrobras (ON)		904,500	7,369,190
Porto Seguro SA		30,700	448,600
Rumo SA (a)		336,500	1,505,502
Sul America SA unit		60,074	400,332
Suzano Papel e Celulose SA		137,800	1,401,513
TIM Participacoes SA		261,600	814,710
Ultrapar Participacoes SA		111,200	1,322,209
Vale SA		986,884	15,038,611
Weg SA		257,932	1,247,555

TOTAL BRAZIL			73,769,826

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)(c)(d)		376,000	28,049
Cayman Islands - 13.1%
3SBio, Inc. (d)		391,000	567,407
51job, Inc. sponsored ADR (a)		7,647	469,602
58.com, Inc. ADR (a)		28,852	1,892,403
AAC Technology Holdings, Inc.		228,500	1,740,545
Agile Property Holdings Ltd.		484,000	551,771
Airtac International Group		33,000	284,055
Alibaba Group Holding Ltd. sponsored ADR (a)		359,493	51,148,664
Anta Sports Products Ltd.		329,000	1,350,914
Autohome, Inc. ADR Class A (b)		18,083	1,308,848
Baidu.com, Inc. sponsored ADR (a)		86,038	16,352,382
Baozun, Inc. sponsored ADR (a)(b)		11,213	446,390
Car, Inc. (a)		219,000	173,704
Chailease Holding Co. Ltd.		358,020	1,019,924
China Conch Venture Holdings Ltd.		498,000	1,397,101
China First Capital Group Ltd. (a)		968,000	390,066
China Huishan Dairy Holdings Co. Ltd. (a)(c)		888,000	23,780
China Literature Ltd. (a)(d)		52,800	285,143
China Medical System Holdings Ltd.		422,000	502,077
China Mengniu Dairy Co. Ltd.		855,000	2,518,570
China Resources Cement Holdings Ltd.		750,000	660,869
China Resources Land Ltd.		850,744	2,885,735
China State Construction International Holdings Ltd.		629,000	448,372
China Zhongwang Holdings Ltd. (b)		472,800	209,813
Chong Sing Holdings Fintech Group (a)		4,904,000	222,001
CIFI Holdings Group Co. Ltd.		1,058,000	442,523
Country Garden Holdings Co. Ltd.		2,366,737	2,532,141
Country Garden Services Holdings Co. Ltd. (a)		307,000	396,182
Ctrip.com International Ltd. ADR (a)(b)		127,170	4,232,218
Dali Foods Group Co. Ltd. (d)		635,000	453,459
ENN Energy Holdings Ltd.		236,300	2,008,352
Evergrande Real Estate Group Ltd.		820,000	1,955,381
Fang Holdings Ltd. ADR (a)		60,859	123,544
Fullshare Holdings Ltd. (b)		2,117,500	823,567
Future Land Development Holding Ltd.		556,000	319,053
GCL-Poly Energy Holdings Ltd. (a)(b)		3,755,000	222,658
GDS Holdings Ltd. ADR (a)(b)		18,005	422,577
Geely Automobile Holdings Ltd.		1,532,000	2,930,394
General Interface Solution Holding Ltd.		55,000	182,087
Genscript Biotech Corp. (a)		246,000	375,182
Greentown China Holdings Ltd.		250,000	173,426
Greentown Service Group Co. Ltd.		298,000	196,844
Haitian International Holdings Ltd.		184,000	358,992
Hengan International Group Co. Ltd.		221,500	1,754,047
Huazhu Group Ltd. ADR (b)		40,171	1,050,873
JD.com, Inc. sponsored ADR (a)		224,746	5,286,026
Jiayuan International Group Ltd.		303,818	533,099
Kaisa Group Holdings Ltd.		609,000	148,329
Kingboard Chemical Holdings Ltd.		214,000	573,072
Kingboard Laminates Holdings Ltd.		311,000	237,951
Kingdee International Software Group Co. Ltd.		704,000	574,551
Kingsoft Corp. Ltd.		255,000	360,943
KWG Property Holding Ltd.		395,500	302,099
Lee & Man Paper Manufacturing Ltd.		456,000	390,178
Lijun International Pharmaceutical Holding Ltd.		474,000	398,327
Logan Property Holdings Co. Ltd.		428,000	395,147
Longfor Properties Co. Ltd.		455,000	1,104,725
Meitu, Inc. (a)(d)		494,500	257,908
Momo, Inc. ADR (a)		45,122	1,514,746
NetEase, Inc. ADR		24,517	5,095,858
New Oriental Education & Technology Group, Inc. sponsored ADR		44,260	2,589,653
Nexteer Auto Group Ltd.		253,000	354,886
Noah Holdings Ltd. sponsored ADR (a)(b)		8,277	312,126
Semiconductor Manufacturing International Corp. (a)		906,200	748,555
Shenzhou International Group Holdings Ltd.		233,000	2,573,059
Shimao Property Holdings Ltd.		365,000	713,993
Shui On Land Ltd.		1,041,500	209,842
SINA Corp. (a)		19,755	1,250,689
Sino Biopharmaceutical Ltd.		2,167,000	1,942,630
SOHO China Ltd.		586,000	198,772
Sunac China Holdings Ltd.		754,000	2,047,986
Sunny Optical Technology Group Co. Ltd.		222,000	1,925,031
TAL Education Group ADR (a)		110,526	3,203,043
Tencent Holdings Ltd.		1,772,900	60,738,234
Tingyi (Cayman Islands) Holding Corp.		602,000	890,493
Towngas China Co. Ltd.		278,506	202,435
Uni-President China Holdings Ltd.		406,000	393,991
Vipshop Holdings Ltd. ADR (a)		131,842	640,752
Want Want China Holdings Ltd.		1,529,000	1,091,871
Weibo Corp. sponsored ADR (a)(b)		16,699	985,408
Wuxi Biologics (Cayman), Inc. (a)		152,500	1,086,098
Xinyi Solar Holdings Ltd.		889,568	277,921
Yuzhou Properties Co.		480,000	171,386
YY, Inc. ADR (a)		14,802	945,848
Zhen Ding Technology Holding Ltd.		146,000	333,399
Zhongsheng Group Holdings Ltd. Class H		177,000	322,764

TOTAL CAYMAN ISLANDS			211,127,460

Chile - 0.9%
Aguas Andinas SA		767,030	401,145
Banco de Chile		7,677,257	1,069,955
Banco de Credito e Inversiones		13,605	852,945
Banco de Credito e Inversiones rights 11/29/18 (a)		1,041	3,193
Banco Santander Chile		20,749,246	1,532,333
Cencosud SA		446,541	917,456
Colbun SA		2,457,076	467,759
Compania Cervecerias Unidas SA		47,897	597,332
Compania de Petroleos de Chile SA (COPEC)		122,266	1,718,053
CorpBanca SA		45,037,784	417,373
Empresa Nacional de Telecomunicaciones SA (ENTEL)		50,644	367,457
Empresas CMPC SA		392,082	1,349,744
Enel Chile SA		8,603,120	747,823
Enersis SA		8,816,699	1,379,499
LATAM Airlines Group SA		89,353	815,212
LATAM Airlines Group SA sponsored ADR (b)		6,995	64,494
S.A.C.I. Falabella		223,677	1,688,813
S.A.C.I. Falabella rights 11/17/18 (a)		7,748	779
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)		1,980	86,744

TOTAL CHILE			14,478,109

China - 10.0%
Agricultural Bank of China Ltd. (H Shares)		9,385,000	4,116,884
Air China Ltd. (H Shares)		584,000	469,914
Aisino Co. Ltd. Class A		4,500	15,160
Aluminum Corp. of China Ltd. (H Shares) (a)		1,242,000	449,796
Angang Steel Co. Ltd. (H Shares)		320,000	272,177
Anhui Conch Cement Co. Ltd. (H Shares)		401,000	2,070,977
Anxin Trust Co. Ltd. Class A		11,000	7,680
AVIC Aircraft Co. Ltd. Class A		4,800	10,184
AVIC Aviation Engine Corp. PLC Class A		3,600	11,761
AVIC Capital Co. Ltd. Class A		20,600	13,584
AVIC Shenyang Aircraft Co. Ltd. Class A (a)		7,600	36,379
AviChina Industry & Technology Co. Ltd. (H Shares)		609,000	405,381
Baic Motor Corp. Ltd. (d)		510,000	286,153
Bank Communications Co. Ltd. (H Shares)		2,857,000	2,142,217
Bank of Beijing Co. Ltd. Class A		110,480	96,295
Bank of China Ltd. (H Shares)		24,856,000	10,586,530
Bank of Guiyang Co. Ltd. Class A		66,700	114,073
Bank of Hangzhou Co. Ltd. Class A		127,320	145,651
Bank of Jiangsu Co. Ltd. Class A		91,600	85,223
Bank of Nanjing Co. Ltd. Class A		49,300	51,804
Bank of Ningbo Co. Ltd. Class A		46,000	116,127
Bank of Shanghai Co. Ltd. Class A		59,806	104,683
Baoshan Iron & Steel Co. Ltd.		127,400	139,716
BBMG Corp. (H Shares)		702,000	193,360
Beijing Capital Co. Ltd. Class A		117,400	54,361
Beijing Capital International Airport Co. Ltd. (H Shares)		530,000	573,799
Beijing Dabeinong Technology Group Co. Ltd. Class A		10,900	5,250
Beijing Shiji Information Technology Co. Ltd. Class A		2,300	9,611
Beijing Tongrentang Co. Ltd. Class A		3,200	13,042
BOE Technology Group Co. Ltd. Class A		240,800	94,930
BYD Co. Ltd. (H Shares) (b)		208,000	1,338,019
CGN Power Co. Ltd. (H Shares) (d)		2,960,000	679,423
Changjiang Securities Co. Ltd. Class A		18,900	13,954
China Avionics Systems Co. Ltd. Class A		1,600	3,113
China Cinda Asset Management Co. Ltd. (H Shares)		2,549,000	624,090
China CITIC Bank Corp. Ltd. (H Shares)		2,736,000	1,692,130
China Coal Energy Co. Ltd. (H Shares)		578,000	258,709
China Communications Construction Co. Ltd. (H Shares)		1,400,000	1,280,039
China Communications Services Corp. Ltd. (H Shares)		746,000	603,120
China Construction Bank Corp. (H Shares)		29,867,000	23,700,872
China Eastern Airlines Corp. Ltd. (H Shares)		438,000	241,845
China Everbright Bank Co. Ltd. (H Shares)		830,000	369,385
China Film Co. Ltd. Class A		7,500	13,010
China Fortune Land Development Co. Ltd. Class A		5,700	19,080
China Galaxy Securities Co. Ltd. (H Shares)		1,016,000	510,465
China Gezhouba Group Co. Ltd. Class A		10,900	10,016
China Grand Automotive Services Co. Ltd. Class A		8,100	4,796
China Huarong Asset Management Co. Ltd. (d)		3,085,000	558,624
China International Capital Corp. Ltd. Class H		322,400	529,525
China International Marine Containers (Group) Ltd. (H Shares)		127,000	112,069
China International Travel Service Corp. Ltd. (A Shares)		10,900	83,879
China Life Insurance Co. Ltd. (H Shares)		2,319,000	4,646,809
China Longyuan Power Grid Corp. Ltd. (H Shares)		973,000	739,495
China Merchants Bank Co. Ltd. (H Shares)		1,324,846	5,102,092
China Merchants Securities Co. Ltd. Class A		35,500	67,329
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A		47,700	128,556
China Minsheng Banking Corp. Ltd. (H Shares)		2,079,040	1,532,380
China Molybdenum Co. Ltd. (H Shares)		1,188,000	440,844
China National Building Materials Co. Ltd. (H Shares)		1,186,000	846,932
China National Chemical Engineering Co. Ltd. Class A		13,400	11,199
China National Nuclear Power Co. Ltd. Class A		75,700	60,446
China Northern Rare Earth Group High-Tech Co. Ltd.		8,900	13,397
China Nuclear Engineering Corp. Ltd. Class A		6,601	6,615
China Oilfield Services Ltd. (H Shares)		562,000	526,744
China Pacific Insurance (Group) Co. Ltd. (H Shares)		858,600	3,197,052
China Petroleum & Chemical Corp. (H Shares)		8,029,000	6,540,233
China Railway Construction Corp. Ltd. (H Shares)		673,500	851,972
China Railway Group Ltd. (H Shares)		1,148,000	1,024,745
China Railway Signal & Communications Corp. (d)		425,000	285,069
China Reinsurance Group Corp.		1,661,000	317,714
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.		2,700	9,293
China Shenhua Energy Co. Ltd.:
(H Shares)		1,038,000	2,350,803
Class A		42,400	121,809
China Shipbuilding Industry Group Power Co. Ltd.		2,300	6,858
China Shipping Container Lines Co. Ltd. (H Shares) (a)		1,148,000	117,114
China Shipping Development Co. Ltd. (H Shares)		360,000	196,941
China South Publishing & Media Group Co. Ltd. Class A		8,200	13,765
China Southern Airlines Ltd. (H Shares)		618,000	334,141
China Spacesat Co. Ltd. Class A		24,100	56,073
China State Construction Engineering Corp. Ltd. Class A		280,780	216,553
China Telecom Corp. Ltd. (H Shares)		4,298,000	2,027,888
China Tower Corp. Ltd. Class H		10,722,000	1,627,042
China United Network Communications Ltd. Class A		202,900	157,651
China Vanke Co. Ltd. (H Shares)		434,500	1,338,082
China Yangtze Power Co. Ltd. Class A		84,800	189,764
Chinese Universe Publishing and Media Co. Ltd. Class A		5,700	9,389
Chongqing Changan Automobile Co. Ltd. (B Shares)		566,800	381,628
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		720,000	396,636
CITIC Guoan Information Industry Co. Ltd. Class A		12,500	5,573
CITIC Securities Co. Ltd. (H Shares)		765,000	1,346,221
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)		780,500	278,681
CRRC Corp. Ltd. (H Shares)		1,376,600	1,207,736
Daqin Railway Co. Ltd. (A Shares)		120,800	139,578
Datang International Power Generation Co. Ltd. (H Shares)		840,000	187,453
DHC Software Co. Ltd. Class A		7,700	7,892
Dong E-E-Jiao Co. Ltd. Class A		1,400	7,877
Dongfeng Motor Group Co. Ltd. (H Shares)		830,000	817,093
Dongxing Securities Co. Ltd. Class A		5,800	8,439
Dr. Peng Telcom & Media Group Ltd. Class A		3,400	3,485
Everbright Securities Co. Ltd. Class A		71,100	98,562
Fangda Carbon New Material Co. Ltd.		3,800	10,792
Financial Street Holdings Co. Ltd. Class A		116,000	108,589
First Capital Securities Co. Ltd. Class A		9,500	7,055
Focus Media Information Technology Co. Ltd. Class A		77,220	66,420
Foshan Haitian Flavouring & Food Co. Ltd. Class A		13,800	127,739
Founder Securities Co. Ltd. Class A		22,500	17,547
Future Land Holdings Co. Ltd. Class A		4,300	15,331
Fuyao Glass Industries Group Co. Ltd.		155,600	459,342
GD Power Development Co. Ltd. Class A		258,900	90,560
Gemdale Corp. Class A		90,500	118,839
GF Securities Co. Ltd. (H Shares)		433,000	559,889
Giant Network Group Co. Ltd. Class A (c)		3,200	8,707
GoerTek, Inc. Class A		6,600	6,879
Great Wall Motor Co. Ltd. (H Shares) (b)		887,000	524,829
Gree Electric Appliances, Inc. of Zhuhai Class A (a)		19,500	106,394
Greenland Holdings Corp. Ltd. Class A		130,233	115,192
Guangshen Railway Co. Ltd. Class A		15,900	7,066
Guangzhou Automobile Group Co. Ltd. (H Shares)		910,000	920,218
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A		3,300	17,438
Guangzhou Haige Communications Group Class A		5,800	6,145
Guangzhou R&F Properties Co. Ltd. (H Shares)		290,800	456,116
Guosen Securities Co. Ltd. Class A		106,200	127,580
Guotai Junan Securities Co. Ltd. Class H		210,400	443,233
Guoyuan Securities Co. Ltd. Class A		9,100	9,393
Haitong Securities Co. Ltd. (H Shares)		1,028,800	1,035,104
Han's Laser Technology Industry Group Co. Ltd.		2,500	11,239
Hangzhou Hikvision Digital Technology Co. Ltd. Class A		51,400	178,317
Hangzhou Robam Appliances Co. Ltd. Class A		2,300	6,924
Heilan Home Co. Ltd. Class A		4,800	5,326
Henan Shuanghui Investment & Development Co. Ltd. Class A		5,800	18,741
Hengli Petrochemical Co. Ltd. Class A		25,100	50,879
Hengtong Optic-electric Co. Ltd. Class A		4,480	10,494
Hesteel Co. Ltd. Class A		32,300	14,678
Huaan Securities Co. Ltd. Class A		183,200	134,203
Huadian Power International Corp. Ltd. (H Shares)		490,000	185,579
Huadong Medicine Co. Ltd. Class A		3,300	16,870
Huaneng Power International, Inc. (H Shares)		1,314,000	732,239
Huaneng Renewables Corp. Ltd. (H Shares)		1,492,000	382,420
Huatai Securities Co. Ltd. (H Shares) (d)		562,000	902,990
Huaxia Bank Co. Ltd. Class A		89,600	102,757
Huayu Automotive Systems Co. Ltd. Class A		23,200	57,970
Hubei Biocause Pharmaceutical Co. Ltd. Class A		98,400	82,239
Hubei Energy Group Co. Ltd. Class A		155,500	81,142
Hundsun Technologies, Inc. Class A		1,500	10,049
iFlytek Co. Ltd.		4,800	15,531
Industrial & Commercial Bank of China Ltd. (H Shares)		21,832,000	14,812,424
Industrial Bank Co. Ltd. Class A		163,600	378,063
Industrial Securities Co. Ltd. Class A		177,100	124,403
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		12,700	40,199
Inner Mongolia Baotou Steel Union Co. Ltd. Class A		84,200	19,554
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		476,100	565,607
Jiangsu Expressway Co. Ltd. (H Shares)		336,000	450,745
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		19,900	175,674
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A		8,800	111,507
Jiangxi Copper Co. Ltd. (H Shares)		372,000	409,857
Jiangxi Ganfeng Lithium Co. Ltd.		1,700	5,751
Jihua Group Corp. Ltd. Class A		9,200	4,576
Jinduicheng Molybdenum Co. Ltd. Class A		8,900	8,025
Jinke Properties Group Co. Ltd. Class A		94,000	80,987
Jointown Pharmaceutical Group Class A		4,400	9,632
Kangmei Pharmaceutical Co. Ltd. Class A		40,900	72,411
Kweichow Moutai Co. Ltd. (A Shares)		6,400	503,603
Legend Holdings Corp. (d)		111,200	302,037
Liaoning Chengda Co. Ltd. Class A		25,500	39,846
LONGi Green Energy Technology Co. Ltd.		3,900	7,576
Luxshare Precision Industry Co. Ltd. Class A		8,450	20,109
Luzhou Laojiao Co. Ltd. Class A		3,400	18,551
Maanshan Iron & Steel Co. Ltd. Class A		12,400	7,413
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A		6,600	13,823
Metallurgical Corp. China Ltd. (H Shares)		896,000	217,089
Midea Group Co. Ltd. Class A		35,600	189,032
Muyuan Foodstuff Co. Ltd. Class A		3,600	11,818
NARI Technology Co. Ltd. Class A		47,600	118,392
New China Life Insurance Co. Ltd. (H Shares)		273,200	1,276,823
Ningbo Zhoushan Port Co. Ltd. Class A		36,800	19,836
O-film Tech Co. Ltd. Class A		5,900	11,080
Offshore Oil Enginering Co. Ltd. Class A		11,500	9,199
Orient Securities Co. Ltd. Class A		11,800	15,597
People's Insurance Co. of China Group (H Shares)		2,273,000	927,524
Perfect World Co. Ltd. Class A		2,400	8,402
PetroChina Co. Ltd. (H Shares)		6,652,000	4,782,946
PICC Property & Casualty Co. Ltd. (H Shares)		2,137,840	2,071,881
Ping An Bank Co. Ltd. Class A		113,800	177,985
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,670,000	15,726,892
Poly Developments & Holdings Class A		71,400	128,969
Postal Savings Bank of China Co. Ltd.		797,000	475,642
Power Construction Corp. of China Ltd. Class A		149,200	101,168
Qingdao Haier Co. Ltd.		43,800	79,492
Qinghai Salt Lake Potash Co. Ltd. Class A (a)		5,700	6,210
Risesun Real Estate Development Co. Ltd. Class A		7,300	8,309
Rongsheng Petrochemical Co. Ltd. Class A		5,700	8,433
SAIC Motor Corp. Ltd.		47,800	185,769
Sanan Optoelectronics Co. Ltd. Class A		8,800	17,737
Sany Heavy Industry Co. Ltd. Class A		78,400	88,452
SDIC Capital Co. Ltd.		5,500	7,096
SDIC Power Holdings Co. Ltd. Class A		71,500	72,877
Shaanxi Coal Industry Co. Ltd. Class A		83,100	101,617
Shandong Buchang Pharmaceuticals Co. Ltd. Class A		2,210	8,636
Shandong Gold Mining Co. Ltd. Class A		3,900	14,704
Shandong Linglong Tyre Co. Ltd. Class A		15,500	31,219
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		620,000	554,224
Shanghai 2345 Network Holding Group Co. Ltd. Class A		9,750	5,549
Shanghai Construction Group Co. Ltd. Class A		50,200	21,661
Shanghai Electric Group Co. Ltd. (H Shares)		812,000	264,041
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		180,000	539,407
Shanghai International Airport Co. Ltd. (A Shares)		2,600	18,469
Shanghai International Port Group Co. Ltd. Class A		60,500	46,834
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		306,124	388,777
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)		276,600	610,908
Shanghai Pudong Development Bank Co. Ltd.		196,200	308,828
Shanghai Tunnel Engineering Co. Ltd.		18,600	15,199
Shanghai Zhangjiang High Ltd. Class A		35,200	44,658
Shanghaioriental Pearl Media Co. Ltd.		10,790	14,122
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A		5,900	6,978
Shanxi Securities Co. Ltd. Class A		7,100	6,015
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A		2,000	9,272
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A		6,400	5,945
Shenergy Co. Ltd. Class A		138,900	100,556
Shenwan Hongyuan Group Co. Ltd. Class A		122,100	78,067
Shenzhen Energy Group Co. Ltd. Class A		100,000	74,545
Shenzhen Overseas Chinese Town Co. Ltd. Class A		59,700	49,382
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A		2,000	7,067
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A		10,500	6,442
Shijiazhuang Baosh Electric Co. Ltd. Class A		11,300	7,630
Sichuan Chuantou Energy Co. Ltd. class A		72,000	83,192
Sichuan Kelun Pharmaceutical Co. Ltd.		2,900	9,770
Sichuan New Hope Agribusiness Co. Ltd. Class A		110,600	94,338
Sinolink Securities Co. Ltd. Class A		8,000	8,223
Sinopec Engineering Group Co. Ltd. (H Shares)		382,500	355,578
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		969,000	425,068
Sinopharm Group Co. Ltd. (H Shares)		371,200	1,789,269
Sinotrans Ltd. (H Shares)		600,000	208,877
Soochow Securities Co. Ltd. Class A		9,800	9,314
Southwest Securities Co. Ltd. Class A		20,200	11,815
Spring Airlines Co. Ltd. Class A		3,287	16,021
Suning.com Co. Ltd. Class A		54,500	88,911
Suzhou Gold Mantis Consolidated Co. Ltd.		7,800	8,968
Tasly Pharmaceutical Group Co. Ltd.		2,800	8,080
TBEA Co. Ltd. Class A		120,800	120,356
TCL Corp. Class A		199,100	70,499
Tianma Microelectronics Co. Ltd. Class A		5,100	7,684
Tianqi Lithium Corp. Class A		9,200	38,432
Tong Ren Tang Technologies Co. Ltd. (H Shares)		163,000	233,215
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A		4,400	8,440
Tongling Nonferrous Metals Group Co. Ltd. Class A		42,400	12,704
Tongwei Co. Ltd. Class A		7,600	6,973
TravelSky Technology Ltd. (H Shares)		287,000	695,363
Tsingtao Brewery Co. Ltd. (H Shares)		116,000	457,820
Tus-Sound Environmental Resources Co. Ltd. Class A		3,200	5,000
Unisplendour Corp. Ltd. Class A		1,260	5,995
Wanxiang Qianchao Co. Ltd. Class A		71,800	51,465
Weichai Power Co. Ltd. (H Shares)		618,200	610,951
Weifu High-Technology Group Co. Ltd. Class A		30,900	78,804
Western Securities Co. Ltd. Class A		9,500	11,385
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A		22,200	35,103
Wuliangye Yibin Co. Ltd. Class A		21,900	151,167
XCMG Construction Machinery Co. Ltd. Class A		17,500	8,329
Xiamen C&D, Inc. Class A		83,700	90,352
Xinhu Zhongbao Co. Ltd. Class A		14,800	6,598
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)		223,800	166,667
Yanzhou Coal Mining Co. Ltd. (H Shares)		572,000	540,493
Yonghui Superstores Co. Ltd. Class A		85,700	87,719
Yonyou Network Technology Co. Ltd. Class A		12,200	41,957
Youngor Group Co. Ltd. Class A		107,900	114,464
Yunnan Baiyao Group Co. Ltd. (c)		2,400	24,163
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A		1,400	15,554
Zhaojin Mining Industry Co. Ltd. (H Shares) (b)		308,000	271,790
Zhejiang Century Huatong Group Co. Ltd. Class A (c)		1,600	7,432
Zhejiang China Commodities City Group Co. Ltd. Class A		144,800	75,974
Zhejiang Chint Electric Co. Ltd. Class A		4,000	13,045
Zhejiang Dahua Technology Co. Ltd.		6,200	10,230
Zhejiang Expressway Co. Ltd. (H Shares)		416,000	348,526
Zhejiang Huayou Cobalt Co. Ltd. Class A		1,820	8,806
Zhejiang Longsheng Group Co. Ltd. Class A		8,400	10,693
Zhejiang Zheneng Electric Power Co. Ltd. Class A		59,900	40,617
Zhengzhou Yutong Bus Co. Ltd.		5,100	7,794
ZhongAn Online P & C Insurance Co. Ltd. Class H (a)(b)(d)		47,600	158,121
Zhongjin Gold Co. Ltd. Class A		7,900	8,947
Zhuhai Wanlida Electric Co. Ltd. Class A		1,200	4,337
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		168,700	901,374
Zijin Mng Group Co. Ltd. (H Shares)		1,822,000	676,110
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A		238,400	114,148
ZTE Corp. (H Shares)		254,880	388,725

TOTAL CHINA			161,835,012

Colombia - 0.3%
Bancolombia SA		68,689	646,032
Bancolombia SA sponsored ADR		2,970	109,712
Cementos Argos SA		147,256	321,086
Ecopetrol SA		1,540,076	1,789,059
Grupo de Inversiones Suramerica SA		69,899	681,729
Interconexion Electrica SA ESP		137,246	509,849
Inversiones Argos SA		92,246	429,783

TOTAL COLOMBIA			4,487,250

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S		49,496	1,177,879
Komercni Banka A/S		23,283	884,489
MONETA Money Bank A/S (d)		151,385	502,378
Telefonica Czech Rep A/S		19,262	202,699

TOTAL CZECH REPUBLIC			2,767,445

Egypt - 0.1%
Commercial International Bank SAE		321,508	1,426,333
Commercial International Bank SAE sponsored GDR		2,831	12,301
Eastern Tobacco Co.		262,800	232,883
Elsewedy Electric Co.		220,500	185,186

TOTAL EGYPT			1,856,703

Greece - 0.3%
Alpha Bank AE (a)		427,155	645,896
EFG Eurobank Ergasias SA (a)		573,374	386,412
Ff Group (a)(c)		10,260	44,625
Greek Organization of Football Prognostics SA		68,371	642,755
Hellenic Telecommunications Organization SA		75,511	842,446
Jumbo SA		33,774	492,713
Motor Oil (HELLAS) Corinth Refineries SA		18,742	443,668
National Bank of Greece SA (a)		169,559	293,838
Piraeus Bank SA		81,521	120,035
Titan Cement Co. SA (Reg.)		13,384	294,698

TOTAL GREECE			4,207,086

Hong Kong - 3.5%
Beijing Enterprises Holdings Ltd.		154,000	832,650
BYD Electronic International Co. Ltd.		196,000	229,693
China Agri-Industries Holdings Ltd.		602,000	201,129
China Everbright International Ltd.		1,314,333	1,047,518
China Everbright Ltd.		270,000	477,203
China Jinmao Holdings Group Ltd.		1,620,000	679,652
China Merchants Holdings International Co. Ltd.		382,105	650,002
China Mobile Ltd.		1,906,500	17,859,860
China Overseas Land and Investment Ltd.		1,186,000	3,712,890
China Power International Development Ltd. (b)		1,261,000	249,243
China Resources Beer Holdings Co. Ltd.		446,878	1,552,857
China Resources Pharmaceutical Group Ltd. (d)		485,000	711,239
China Resources Power Holdings Co. Ltd.		569,691	1,001,070
China Taiping Insurance Group Ltd.		495,177	1,654,389
China Travel International Investment HK Ltd.		632,000	169,244
China Unicom Ltd.		1,872,000	1,958,016
CITIC Pacific Ltd.		1,790,000	2,684,332
CNOOC Ltd.		5,250,000	8,940,645
CNOOC Ltd. sponsored ADR (b)		2,944	498,272
CSPC Pharmaceutical Group Ltd.		1,458,000	3,075,169
Far East Horizon Ltd.		671,000	650,297
Fosun International Ltd.		776,000	1,132,045
Guangdong Investment Ltd.		898,000	1,603,173
Hua Hong Semiconductor Ltd. (d)		128,000	222,639
Lenovo Group Ltd.		2,214,000	1,408,815
MMG Ltd. (a)		764,000	286,429
Shanghai Industrial Holdings Ltd.		125,000	262,690
Shenzhen Investment Ltd.		902,000	258,800
Sino-Ocean Group Holding Ltd.		866,979	339,409
Sinotruk Hong Kong Ltd.		215,500	309,429
Sun Art Retail Group Ltd.		731,466	799,376
Winteam Pharmaceutical Group Ltd.		716,000	455,606
Yuexiu Property Co. Ltd.		1,946,000	307,709

TOTAL HONG KONG			56,221,490

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		113,512	1,190,358
OTP Bank PLC		69,999	2,515,220
Richter Gedeon PLC		43,422	807,391

TOTAL HUNGARY			4,512,969

India - 7.9%
Adani Ports & Special Economic Zone Ltd.		161,445	696,008
Ambuja Cements Ltd.		185,816	495,317
Ashok Leyland Ltd.		362,450	562,101
Asian Paints Ltd.		89,330	1,486,096
Aurobindo Pharma Ltd.		82,568	883,676
Avenue Supermarts Ltd. (a)(d)		38,347	693,704
Axis Bank Ltd. (a)		559,682	4,407,231
Bajaj Auto Ltd.		25,675	900,395
Bajaj Finance Ltd.		54,070	1,741,813
Bajaj Finserv Ltd.		11,702	855,127
Bharat Forge Ltd.		65,199	515,615
Bharat Heavy Electricals Ltd.		287,146	266,918
Bharat Petroleum Corp. Ltd.		232,506	864,824
Bharti Airtel Ltd.		436,530	1,725,521
Bharti Infratel Ltd.		106,816	388,862
Bosch Ltd. (a)		2,258	602,861
Britannia Industries Ltd.		8,770	669,264
Cadila Healthcare Ltd.		65,950	321,056
Cipla Ltd. (a)		107,031	910,617
Coal India Ltd.		208,877	751,658
Container Corp. of India Ltd.		52,409	449,083
Dabur India Ltd.		166,173	864,455
Dr. Reddy's Laboratories Ltd.		35,384	1,215,297
Eicher Motors Ltd.		4,111	1,215,324
GAIL India Ltd.		246,725	1,248,470
Glenmark Pharmaceuticals Ltd.		45,375	381,295
Godrej Consumer Products Ltd.		111,914	1,096,821
Grasim Industries Ltd. (a)		101,405	1,142,863
Havells India Ltd. (a)		78,543	685,818
HCL Technologies Ltd.		173,729	2,479,561
Hero Motocorp Ltd.		15,266	570,174
Hindalco Industries Ltd.		359,314	1,070,752
Hindustan Petroleum Corp. Ltd.		187,141	567,167
Hindustan Unilever Ltd.		201,943	4,427,947
Housing Development Finance Corp. Ltd.		495,758	11,859,381
ICICI Bank Ltd.		741,305	3,554,817
Indiabulls Housing Finance Ltd.		84,997	959,147
Indian Oil Corp. Ltd.		445,448	833,860
Infosys Ltd.		1,087,199	10,044,833
InterGlobe Aviation Ltd. (d)		29,528	354,887
ITC Ltd.		1,061,241	4,019,113
JSW Steel Ltd.		265,976	1,220,555
Larsen & Toubro Ltd.		148,743	2,609,438
LIC Housing Finance Ltd.		91,988	511,307
Lupin Ltd. (a)		69,112	827,410
Mahindra & Mahindra Financial Services Ltd. (a)		94,621	523,256
Mahindra & Mahindra Ltd.		231,426	2,396,711
Marico Ltd.		138,924	603,519
Maruti Suzuki India Ltd.		32,798	2,934,082
Motherson Sumi Systems Ltd. (a)		291,217	642,796
Nestle India Ltd.		7,235	992,695
NTPC Ltd.		617,296	1,332,495
Oil & Natural Gas Corp. Ltd.		442,233	916,336
Page Industries Ltd.		1,716	683,374
Petronet LNG Ltd.		186,756	569,914
Pidilite Industries Ltd.		37,432	485,285
Piramal Enterprises Ltd.		25,035	735,479
Power Grid Corp. of India Ltd.		490,292	1,232,691
Rec Ltd.		224,391	353,152
Reliance Industries Ltd.		886,753	12,723,994
Shree Cement Ltd.		2,604	490,005
Shriram Transport Finance Co. Ltd.		45,524	716,960
Siemens India Ltd.		20,716	260,967
State Bank of India (a)		556,540	2,117,501
Sun Pharmaceutical Industries Ltd.		262,310	2,057,942
Tata Consultancy Services Ltd.		285,705	7,487,008
Tata Motors Ltd. (a)		494,629	1,198,245
Tata Power Co. Ltd.		355,178	367,616
Tata Steel Ltd.		108,128	809,717
Tech Mahindra Ltd. (a)		147,264	1,481,202
Titan Co. Ltd.		95,406	1,089,507
Ultratech Cemco Ltd. (a)		30,189	1,428,385
United Spirits Ltd. (a)		90,559	706,252
UPL Ltd. (a)		109,668	999,927
Vedanta Ltd. (a)		400,839	1,144,364
Vodafone Idea Ltd. (a)		622,649	325,384
Wipro Ltd.		352,732	1,578,762
Yes Bank Ltd.		532,322	1,353,837
Zee Entertainment Enterprises Ltd.		148,607	906,390

TOTAL INDIA			127,594,189

Indonesia - 1.9%
PT Adaro Energy Tbk		4,463,400	484,434
PT Astra International Tbk		6,312,100	3,280,091
PT Bank Central Asia Tbk		3,074,900	4,783,515
PT Bank Danamon Indonesia Tbk Series A		910,100	444,499
PT Bank Mandiri (Persero) Tbk		5,835,000	2,621,792
PT Bank Negara Indonesia (Persero) Tbk		2,297,900	1,107,194
PT Bank Rakyat Indonesia Tbk		17,311,000	3,586,887
PT Bank Tabungan Negara Tbk		1,229,000	171,385
PT Bumi Serpong Damai Tbk (a)		2,195,600	158,866
PT Charoen Pokphand Indonesia Tbk		2,273,700	822,585
PT Gudang Garam Tbk		149,600	711,467
PT Hanjaya Mandala Sampoerna Tbk		2,872,000	704,658
PT Indah Kiat Pulp & Paper Tbk		839,100	702,355
PT Indocement Tunggal Prakarsa Tbk		573,400	652,512
PT Indofood CBP Sukses Makmur Tbk		748,600	439,484
PT Indofood Sukses Makmur Tbk		1,402,800	551,339
PT Jasa Marga Tbk		645,637	176,247
PT Kalbe Farma Tbk		6,617,800	596,375
PT Matahari Department Store Tbk		783,900	250,085
PT Pakuwon Jati Tbk		4,745,500	149,209
PT Perusahaan Gas Negara Tbk Series B		3,447,000	503,361
PT Semen Gresik (Persero) Tbk		915,900	542,220
PT Surya Citra Media Tbk		1,716,800	177,298
PT Telekomunikasi Indonesia Tbk Series B		15,738,400	3,986,918
PT Tower Bersama Infrastructure Tbk		586,700	180,612
PT Unilever Indonesia Tbk		471,000	1,339,186
PT United Tractors Tbk		517,100	1,139,474
PT Waskita Karya Persero Tbk		1,383,300	131,028

TOTAL INDONESIA			30,395,076

Isle of Man - 0.1%
NEPI Rockcastle PLC		115,140	994,251
Korea (South) - 12.1%
AMOREPACIFIC Corp.		9,722	1,303,651
AMOREPACIFIC Group, Inc.		8,899	484,336
BGF Retail Co. Ltd.		2,454	362,401
BS Financial Group, Inc.		80,862	537,899
Celltrion Healthcare Co. Ltd.		11,024	615,450
Celltrion Pharm, Inc.		4,953	232,240
Celltrion, Inc. (a)		25,393	4,840,471
Cheil Industries, Inc.		23,730	2,256,534
Cheil Worldwide, Inc.		22,457	446,778
CJ CheilJedang Corp.		2,565	728,361
CJ Corp.		4,625	441,827
CJ O Shopping Co. Ltd.		3,343	662,154
Coway Co. Ltd.		14,979	922,895
Daelim Industrial Co.		8,609	573,430
Daewoo Engineering & Construction Co. Ltd. (a)		48,576	192,644
Db Insurance Co. Ltd.		15,269	960,836
DGB Financial Group Co. Ltd.		52,695	434,122
Dong Suh Companies, Inc.		10,287	168,144
Doosan Bobcat, Inc.		14,400	444,242
Doosan Heavy Industries & Construction Co. Ltd. (a)		18,579	178,300
E-Mart Co. Ltd.		6,423	1,151,186
GS Engineering & Construction Corp.		15,705	574,657
GS Holdings Corp.		15,743	669,181
GS Retail Co. Ltd.		8,565	269,486
Hana Financial Group, Inc.		93,605	3,142,043
Hankook Tire Co. Ltd.		22,937	832,245
Hanmi Pharm Co. Ltd.		1,934	660,204
Hanmi Science Co. Ltd.		4,190	244,937
Hanon Systems		57,768	554,391
Hanssem Co. Ltd.		3,083	131,993
Hanwha Chemical Corp.		33,680	476,715
Hanwha Corp.		13,402	330,058
Hanwha Life Insurance Co. Ltd.		97,154	381,889
HDC Hyundai Development Co. (a)		10,869	419,138
HLB, Inc. (a)		9,510	721,793
Hotel Shilla Co.		9,666	604,019
Hyundai Department Store Co. Ltd.		4,483	340,645
Hyundai Engineering & Construction Co. Ltd.		24,323	975,265
Hyundai Fire & Marine Insurance Co. Ltd.		19,354	709,025
Hyundai Glovis Co. Ltd.		5,801	579,592
Hyundai Heavy Industries Co. Ltd. (a)		11,896	1,298,030
Hyundai Mobis		21,170	3,525,241
Hyundai Motor Co.		47,056	4,392,168
Hyundai Robotics Co. Ltd. (a)		3,031	947,021
Hyundai Steel Co.		24,693	903,534
Industrial Bank of Korea		77,421	1,007,627
ING Life Insurance Korea Ltd. (d)		10,366	278,456
Kakao Corp.		15,723	1,262,250
Kangwon Land, Inc.		36,263	912,137
KB Financial Group, Inc.		123,696	5,144,678
KCC Corp.		1,848	400,049
KEPCO Plant Service & Engineering Co. Ltd.		6,544	157,721
Kia Motors Corp.		81,960	2,040,021
Korea Aerospace Industries Ltd. (a)		22,650	574,687
Korea Electric Power Corp.		80,046	1,909,586
Korea Express Co. Ltd. (a)		2,533	351,867
Korea Gas Corp. (a)		8,620	393,604
Korea Investment Holdings Co. Ltd.		12,946	672,829
Korea Zinc Co. Ltd.		2,628	872,929
Korean Air Lines Co. Ltd.		14,082	338,783
KT Corp.		216	5,428
KT&G Corp.		36,294	3,228,607
Kumho Petro Chemical Co. Ltd.		5,634	425,142
LG Chemical Ltd.		13,915	4,231,819
LG Corp.		29,778	1,730,308
LG Display Co. Ltd.		72,955	1,063,171
LG Electronics, Inc.		33,201	1,841,914
LG Household & Health Care Ltd.		2,776	2,540,004
LG Innotek Co. Ltd.		4,380	476,004
LG Telecom Ltd.		67,279	952,284
Lotte Chemical Corp.		5,366	1,234,509
Lotte Confectionery Co. Ltd. (a)		9,380	390,902
Lotte Shopping Co. Ltd.		3,499	593,389
Medy-Tox, Inc.		1,306	533,846
Mirae Asset Daewoo Co. Ltd.		124,602	702,183
NAVER Corp.		43,725	4,387,829
NCSOFT Corp.		5,493	2,067,698
Netmarble Corp. (d)		7,817	767,313
Oci Co. Ltd.		5,508	411,290
Orion Corp./Republic of Korea		6,689	557,514
Ottogi Corp.		352	203,302
Pearl Abyss Corp. (a)		1,823	328,492
POSCO		24,475	5,595,036
Posco Daewoo Corp.		14,344	223,771
S-Oil Corp.		14,120	1,534,514
S1 Corp.		5,440	460,088
Samsung Biologics Co. Ltd. (a)(d)		5,153	1,750,033
Samsung Card Co. Ltd.		8,563	252,537
Samsung Electro-Mechanics Co. Ltd.		17,498	1,809,609
Samsung Electronics Co. Ltd.		1,494,057	55,519,734
Samsung Engineering Co. Ltd. (a)		48,608	777,472
Samsung Fire & Marine Insurance Co. Ltd.		9,599	2,342,964
Samsung Heavy Industries Co. Ltd. (a)		135,335	825,532
Samsung Life Insurance Co. Ltd.		21,817	1,759,127
Samsung SDI Co. Ltd.		17,152	3,540,137
Samsung SDS Co. Ltd.		10,859	1,832,040
Samsung Securities Co. Ltd.		19,246	451,210
Shinhan Financial Group Co. Ltd.		132,849	4,941,784
Shinsegae Co. Ltd.		2,286	517,906
SillaJen, Inc. (a)		18,164	1,096,845
SK C&C Co. Ltd.		9,928	2,275,348
SK Energy Co. Ltd.		20,178	3,775,638
SK Hynix, Inc.		181,247	10,833,519
SK Telecom Co. Ltd.		6,311	1,480,952
STX Pan Ocean Co. Ltd. (Korea) (a)		78,433	327,893
ViroMed Co. Ltd. (a)		4,176	681,848
Woori Bank		147,722	2,039,107
Woori Investment & Securities Co. Ltd.		43,830	466,726
Yuhan Corp.		2,669	391,812

TOTAL KOREA (SOUTH)			194,114,525

Luxembourg - 0.1%
PLAY Communications SA (d)		34,291	147,454
Reinet Investments SCA		45,492	762,286

TOTAL LUXEMBOURG			909,740

Malaysia - 2.3%
AirAsia Group BHD		443,800	278,933
Alliance Bank Malaysia Bhd		323,600	306,239
AMMB Holdings Bhd		505,000	458,597
Astro Malaysia Holdings Bhd (d)		377,700	121,853
Axiata Group Bhd		842,071	686,214
British American Tobacco (Malaysia) Bhd		44,900	333,705
Bumiputra-Commerce Holdings Bhd		1,496,223	2,045,261
Dialog Group Bhd		1,132,800	917,718
DiGi.com Bhd		970,900	1,000,019
Felda Global Ventures Holdings Bhd (d)		467,100	156,277
Fraser & Neave Holdings BHD		37,600	302,813
Gamuda Bhd		607,700	347,091
Genting Bhd		663,600	1,164,016
Genting Malaysia Bhd		928,600	996,395
Genting Plantations Bhd		68,900	158,892
Hap Seng Consolidated Bhd		179,500	422,530
Hartalega Holdings Bhd		412,000	616,351
Hong Leong Bank Bhd		201,700	997,775
Hong Leong Credit Bhd		73,200	321,524
IHH Healthcare Bhd (d)		770,200	920,301
IJM Corp. Bhd		917,800	357,513
IOI Corp. Bhd		603,000	648,465
IOI Properties Group Bhd		467,675	146,410
Kuala Lumpur Kepong Bhd		134,100	798,607
Malayan Banking Bhd		1,204,767	2,732,283
Malaysia Airports Holdings Bhd		280,306	555,990
Maxis Bhd		732,500	915,516
MISC Bhd		353,500	515,318
My E.G.Services Bhd		620,900	178,057
Nestle (Malaysia) BHD		18,000	618,569
Petronas Chemicals Group Bhd		741,600	1,657,058
Petronas Dagangan Bhd		57,400	356,650
Petronas Gas Bhd		215,600	941,849
PPB Group Bhd		178,520	715,019
Press Metal Bhd		419,800	485,561
Public Bank Bhd		904,800	5,319,173
RHB Capital Bhd		321,689	402,063
RHB Capital Bhd (a)(c)		99,132	0
Sime Darby Bhd		729,449	383,508
Sime Darby Plantation Bhd		745,649	937,296
Sime Darby Property Bhd		974,149	226,979
SP Setia Bhd		497,040	249,441
Telekom Malaysia Bhd		366,280	208,327
Tenaga Nasional Bhd		972,900	3,417,763
Top Glove Corp. Bhd		436,200	619,197
UMW Holdings Bhd		116,800	132,585
Westports Holdings Bhd		342,600	279,189
YTL Corp. Bhd		1,036,843	262,649

TOTAL MALAYSIA			36,613,539

Mexico - 2.6%
Alfa SA de CV Series A		935,000	985,482
Alsea S.A.B. de CV		159,900	408,857
America Movil S.A.B. de CV Series L		10,491,800	7,597,720
Banco Santander Mexico SA		560,595	699,045
CEMEX S.A.B. de CV unit (a)		4,550,618	2,271,585
Coca-Cola FEMSA S.A.B. de CV Series L		162,000	923,994
El Puerto de Liverpool S.A.B. de CV Class C		59,340	376,052
Embotelladoras Arca S.A.B. de CV		135,800	682,903
Fibra Uno Administracion SA de CV		1,035,900	1,113,249
Fomento Economico Mexicano S.A.B. de CV unit		605,400	5,146,716
Gruma S.A.B. de CV Series B		66,060	689,438
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		111,100	919,122
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		64,290	1,068,607
Grupo Bimbo S.A.B. de CV Series A		505,200	946,321
Grupo Carso SA de CV Series A1		141,800	417,304
Grupo Financiero Banorte S.A.B. de CV Series O		808,500	4,448,228
Grupo Financiero Inbursa S.A.B. de CV Series O		726,200	941,299
Grupo Mexico SA de CV Series B		1,095,507	2,527,730
Grupo Televisa SA de CV		763,600	2,201,342
Industrias Penoles SA de CV		43,100	607,462
Infraestructura Energetica Nova S.A.B. de CV		163,400	640,545
Kimberly-Clark de Mexico SA de CV Series A		468,300	675,019
Mexichem S.A.B. de CV		326,855	863,429
Promotora y Operadora de Infraestructura S.A.B. de CV		73,855	672,115
Wal-Mart de Mexico SA de CV Series V		1,632,200	4,168,636

TOTAL MEXICO			41,992,200

Netherlands - 0.0%
X5 Retail Group NV unit		37,733	881,551
Pakistan - 0.1%
Habib Bank Ltd.		171,400	188,589
Lucky Cement Ltd.		38,100	143,032
MCB Bank Ltd.		123,000	183,754
Oil & Gas Development Co. Ltd.		191,100	229,450
United Bank Ltd.		143,000	161,910

TOTAL PAKISTAN			906,735

Peru - 0.0%
Compania de Minas Buenaventura SA		337	4,588
Compania de Minas Buenaventura SA sponsored ADR		55,575	769,158

TOTAL PERU			773,746

Philippines - 0.9%
Aboitiz Equity Ventures, Inc.		622,430	547,452
Aboitiz Power Corp.		475,900	300,126
Alliance Global Group, Inc. (a)		1,332,500	283,272
Ayala Corp.		76,705	1,320,594
Ayala Land, Inc.		2,282,600	1,693,678
Bank of the Philippine Islands (BPI)		280,587	431,353
BDO Unibank, Inc.		606,906	1,390,147
DMCI Holdings, Inc.		1,285,350	308,848
Globe Telecom, Inc.		10,555	412,822
GT Capital Holdings, Inc.		28,321	402,791
International Container Terminal Services, Inc.		140,630	238,169
JG Summit Holdings, Inc.		893,580	790,956
Jollibee Food Corp.		134,990	697,218
Manila Electric Co.		71,230	490,267
Megaworld Corp.		3,626,100	299,251
Metro Pacific Investments Corp.		4,501,800	404,376
Metropolitan Bank & Trust Co.		232,614	285,343
Philippine Long Distance Telephone Co.		27,050	698,969
Robinsons Land Corp.		599,151	234,897
Security Bank Corp.		65,050	175,781
SM Investments Corp.		74,670	1,257,612
SM Prime Holdings, Inc.		3,154,700	1,995,413
Universal Robina Corp.		274,910	668,793

TOTAL PHILIPPINES			15,328,128

Poland - 1.1%
Alior Bank SA (a)		28,442	428,059
Bank Handlowy w Warszawie SA		9,789	178,578
Bank Millennium SA (a)		192,275	442,461
Bank Polska Kasa Opieki SA		52,855	1,442,195
Bank Zachodni WBK SA		10,774	955,780
BRE Bank SA		4,690	457,126
CD Projekt RED SA (a)		21,117	871,173
Cyfrowy Polsat SA (a)		76,108	438,343
Dino Polska SA (a)(d)		15,606	343,668
Grupa Lotos SA		28,660	517,458
Jastrzebska Spolka Weglowa SA (a)		17,119	330,142
KGHM Polska Miedz SA (Bearer) (a)		43,310	980,617
LPP SA		401	820,361
NG2 SA		8,754	380,991
Polish Oil & Gas Co. SA		535,686	873,928
Polska Grupa Energetyczna SA (a)		260,566	713,693
Polski Koncern Naftowy Orlen SA		93,353	2,244,082
Powszechna Kasa Oszczednosci Bank SA		273,018	2,841,069
Powszechny Zaklad Ubezpieczen SA		188,675	1,926,504
Telekomunikacja Polska SA (a)		221,585	250,623
Zaklady Azotowe w Tarnowie-Moscicach SA		12,902	87,086

TOTAL POLAND			17,523,937

Qatar - 1.0%
Barwa Real Estate Co. (a)		31,134	319,720
Doha Bank (a)		44,254	267,031
Ezdan Holding Group (a)		247,552	743,812
Industries Qatar QSC (a)		56,926	2,188,704
Masraf al Rayan (a)		113,182	1,180,935
Qatar Electricity & Water Co. (a)		15,184	783,513
Qatar Insurance Co. SAQ		48,177	485,607
Qatar Islamic Bank (a)		36,458	1,532,017
Qatar National Bank SAQ		140,898	7,546,034
Qatar Telecom (Qtel) Q.S.C. (a)		25,210	476,920
The Commercial Bank of Qatar (a)		61,238	697,148

TOTAL QATAR			16,221,441

Russia - 3.4%
Alrosa Co. Ltd.		796,663	1,208,169
Gazprom OAO		1,338,016	3,157,879
Gazprom OAO sponsored ADR (Reg. S)		958,252	4,540,198
Inter Rao Ues JSC		9,763,744	590,208
Lukoil PJSC		82,670	6,205,858
Lukoil PJSC sponsored ADR		68,904	5,147,129
Magnit OJSC GDR (Reg. S)		112,091	1,495,854
Magnitogorsk Iron & Steel Works PJSC		693,800	504,970
MMC Norilsk Nickel PJSC		10,619	1,773,225
MMC Norilsk Nickel PJSC sponsored ADR		92,519	1,533,965
Mobile TeleSystems OJSC sponsored ADR		154,708	1,239,211
Moscow Exchange MICEX-RTS OAO		433,321	578,211
NOVATEK OAO GDR (Reg. S)		28,369	4,808,546
Novolipetsk Steel OJSC		372,772	907,798
PhosAgro OJSC GDR (Reg. S)		36,906	483,469
Polyus PJSC		8,332	525,163
Rosneft Oil Co. OJSC		176,414	1,233,114
Rosneft Oil Co. OJSC GDR (Reg. S)		191,497	1,346,224
RusHydro PJSC		15,637,801	130,517
RusHydro PJSC ADR (b)		194,501	152,489
Sberbank of Russia		3,359,056	9,654,886
Severstal PAO		26,724	417,856
Severstal PAO GDR (Reg. S)		38,232	592,978
Surgutneftegas OJSC		1,252,149	505,051
Surgutneftegas OJSC sponsored ADR		116,797	464,852
Tatneft PAO		245,415	2,922,310
Tatneft PAO sponsored ADR		37,903	2,670,645
VTB Bank OJSC (a)		1,010,825,800	561,316

TOTAL RUSSIA			55,352,091

Singapore - 0.0%
BOC Aviation Ltd. Class A		66,700	476,735
South Africa - 5.3%
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	148
Anglo American Platinum Ltd.		16,892	551,823
AngloGold Ashanti Ltd.		126,121	1,220,901
Aspen Pharmacare Holdings Ltd.		121,802	1,287,993
Barclays Africa Group Ltd.		225,832	2,282,583
Bidcorp Ltd.		104,996	1,969,249
Bidvest Group Ltd.		106,445	1,325,972
Capitec Bank Holdings Ltd.		12,377	831,149
Clicks Group Ltd.		78,248	997,161
Coronation Fund Managers Ltd.		66,031	219,902
Discovery Ltd.		111,543	1,194,102
Exxaro Resources Ltd.		76,941	787,012
FirstRand Ltd.		1,049,892	4,576,753
Fortress (REIT) Ltd.:
Class A		323,442	370,744
Class B		237,513	231,677
Foschini Ltd.		69,355	757,933
Gold Fields Ltd.		252,259	666,910
Growthpoint Properties Ltd.		915,490	1,405,582
Hyprop Investments Ltd.		78,421	479,855
Imperial Holdings Ltd.		49,760	549,493
Investec Ltd.		86,188	536,145
Kumba Iron Ore Ltd.		20,674	405,002
Liberty Holdings Ltd.		37,504	274,534
Life Healthcare Group Holdings Ltd.		413,289	686,364
MMI Holdings Ltd.		274,220	331,796
Mondi Ltd.		36,154	864,804
Mr Price Group Ltd.		78,796	1,233,656
MTN Group Ltd.		529,116	3,066,559
Naspers Ltd. Class N		136,423	23,975,678
Nedbank Group Ltd.		120,199	2,028,126
Netcare Ltd.		361,990	609,267
Old Mutual Ltd.		1,537,749	2,365,126
Pick 'n Pay Stores Ltd.		113,314	523,307
Pioneer Foods Ltd.		36,887	202,482
PSG Group Ltd.		46,237	689,488
Rand Merchant Insurance Holdings Ltd.		210,955	491,049
Redefine Properties Ltd.		1,728,227	1,123,450
Remgro Ltd.		166,913	2,151,738
Resilient Property Income Fund Ltd.		80,241	325,370
RMB Holdings Ltd.		223,401	1,127,567
Sanlam Ltd.		556,947	2,803,517
Sappi Ltd.		161,906	910,251
Sasol Ltd.		170,859	5,583,666
Shoprite Holdings Ltd.		139,619	1,706,376
Spar Group Ltd.		60,016	715,310
Standard Bank Group Ltd.		403,538	4,467,708
Telkom SA Ltd.		94,733	344,513
Tiger Brands Ltd.		49,399	882,602
Truworths International Ltd.		136,615	749,357
Vodacom Group Ltd.		189,531	1,598,214
Woolworths Holdings Ltd.		307,037	1,059,983

TOTAL SOUTH AFRICA			85,539,947

Taiwan - 10.7%
Acer, Inc.		898,994	630,099
Advantech Co. Ltd.		108,459	746,169
ASE Industrial Holding Co. Ltd.		1,068,927	2,154,392
Asia Cement Corp.		676,153	715,234
ASUSTeK Computer, Inc.		221,000	1,634,631
AU Optronics Corp.		2,722,000	1,062,900
Catcher Technology Co. Ltd.		206,000	2,072,609
Cathay Financial Holding Co. Ltd.		2,536,641	4,014,645
Chang Hwa Commercial Bank		1,653,288	937,168
Cheng Shin Rubber Industry Co. Ltd.		602,937	848,110
Chicony Electronics Co. Ltd.		192,766	385,401
China Airlines Ltd.		817,043	241,731
China Development Finance Holding Corp.		4,134,800	1,326,160
China Life Insurance Co. Ltd.		808,728	767,966
China Steel Corp.		3,949,204	3,112,371
Chinatrust Financial Holding Co. Ltd.		5,460,826	3,642,256
Chunghwa Telecom Co. Ltd.		1,183,000	4,176,174
Compal Electronics, Inc.		1,301,000	716,463
Delta Electronics, Inc.		649,381	2,726,685
E.SUN Financial Holdings Co. Ltd.		3,030,224	2,006,414
ECLAT Textile Co. Ltd.		55,613	660,124
EVA Airways Corp.		667,375	305,013
Evergreen Marine Corp. (Taiwan)		627,054	230,888
Evergreen Marine Corp. (Taiwan) rights 11/18/18 (a)		35,721	808
Far Eastern Textile Ltd.		992,705	995,575
Far EasTone Telecommunications Co. Ltd.		492,000	1,171,183
Feng Tay Enterprise Co. Ltd.		103,520	621,912
First Financial Holding Co. Ltd.		3,013,443	1,902,838
Formosa Chemicals & Fibre Corp.		1,094,760	3,960,308
Formosa Petrochemical Corp.		387,000	1,524,975
Formosa Plastics Corp.		1,386,520	4,523,135
Formosa Taffeta Co. Ltd.		250,000	271,717
Foxconn Technology Co. Ltd.		285,587	605,110
Fubon Financial Holding Co. Ltd.		2,067,334	3,235,165
Giant Manufacturing Co. Ltd.		101,000	384,942
GlobalWafers Co. Ltd.		67,000	531,274
Highwealth Construction Corp.		268,000	392,558
HIWIN Technologies Corp.		71,570	462,331
Hon Hai Precision Industry Co. Ltd. (Foxconn)		4,096,869	10,427,263
Hotai Motor Co. Ltd.		86,000	593,046
HTC Corp. (a)		214,000	232,244
Hua Nan Financial Holdings Co. Ltd.		2,284,181	1,287,413
Innolux Corp.		2,751,347	832,678
Inventec Corp.		785,865	633,302
Largan Precision Co. Ltd.		31,000	3,354,274
Lite-On Technology Corp.		654,279	750,211
Macronix International Co. Ltd.		566,103	313,582
MediaTek, Inc.		468,292	3,441,044
Mega Financial Holding Co. Ltd.		3,374,413	2,850,112
Micro-Star International Co. Ltd.		208,000	458,856
Nan Ya Plastics Corp.		1,599,860	3,973,748
Nanya Technology Corp.		319,000	529,597
Nien Made Enterprise Co. Ltd.		51,000	314,627
Novatek Microelectronics Corp.		178,000	784,774
Pegatron Corp.		603,000	1,096,523
Phison Electronics Corp.		49,000	321,280
Pou Chen Corp.		691,000	699,693
Powertech Technology, Inc.		231,000	504,372
President Chain Store Corp.		179,000	2,017,765
Quanta Computer, Inc.		833,000	1,314,321
Realtek Semiconductor Corp.		141,401	566,326
Ruentex Development Co. Ltd.		180,480	249,497
Ruentex Industries Ltd.		118,200	295,877
Shin Kong Financial Holding Co. Ltd.		2,649,142	868,487
Sinopac Holdings Co.		3,291,591	1,116,316
Standard Foods Corp.		119,812	179,754
Synnex Technology International Corp.		442,500	475,937
TaiMed Biologics, Inc. (a)		57,000	355,324
Taishin Financial Holdings Co. Ltd.		3,036,707	1,348,645
Taishin Financial Holdings Co. Ltd. rights 11/22/18 (a)		61,258	5,936
Taiwan Business Bank		1,164,771	383,736
Taiwan Cement Corp.		1,442,400	1,616,617
Taiwan Cooperative Financial Holding Co. Ltd.		2,719,818	1,528,555
Taiwan High Speed Rail Corp.		595,000	589,994
Taiwan Mobile Co. Ltd.		497,900	1,777,037
Taiwan Semiconductor Manufacturing Co. Ltd.		7,660,000	57,474,043
TECO Electric & Machinery Co. Ltd.		551,000	315,894
Unified-President Enterprises Corp.		1,505,983	3,643,292
United Microelectronics Corp.		3,755,000	1,430,153
Vanguard International Semiconductor Corp.		278,000	511,813
Walsin Technology Corp.		97,000	408,860
Win Semiconductors Corp.		110,000	337,527
Winbond Electronics Corp.		924,000	399,916
Wistron Corp.		880,008	537,206
WPG Holding Co. Ltd.		469,200	556,939
Yageo Corp.		79,085	805,908
Yuanta Financial Holding Co. Ltd.		3,107,952	1,505,766

TOTAL TAIWAN			171,713,514

Thailand - 2.3%
Advanced Info Service PCL (For. Reg.)		317,500	1,876,659
Airports of Thailand PCL (For. Reg.)		1,315,500	2,538,963
Bangkok Bank PCL (For. Reg.)		73,400	469,264
Bangkok Dusit Medical Services PCL (For. Reg.)		1,173,800	867,253
Bangkok Expressway and Metro PCL		2,451,800	628,477
Banpu PCL (For. Reg.)		685,400	359,649
Berli Jucker PCL (For. Reg)		366,300	615,839
BTS Group Holdings PCL		1,762,200	486,252
BTS Group Holdings PCL warrants 12/31/19 (a)		195,800	490
Bumrungrad Hospital PCL (For. Reg.)		111,700	650,124
C.P. ALL PCL (For. Reg.)		1,538,000	3,119,135
Central Pattana PCL (For. Reg.)		420,100	1,000,841
Charoen Pokphand Foods PCL (For. Reg.)		1,053,820	802,441
Delta Electronics PCL (For. Reg.)		168,100	349,786
Electricity Generating PCL (For. Reg.)		38,200	266,110
Energy Absolute PCL		410,100	612,182
Glow Energy PCL (For. Reg.)		147,700	373,036
Home Product Center PCL (For. Reg.)		1,240,406	557,360
Indorama Ventures PCL (For. Reg.)		603,100	986,676
IRPC PCL (For. Reg.)		3,127,800	575,379
Kasikornbank PCL (For. Reg.)		583,100	3,508,096
Krung Thai Bank PCL (For. Reg.)		1,030,570	624,682
Land & House PCL (For. Reg.)		877,300	272,503
Minor International PCL (For. Reg.)		720,880	793,490
PTT Exploration and Production PCL (For. Reg.)		426,839	1,795,659
PTT Global Chemical PCL (For. Reg.)		693,139	1,614,746
PTT PCL (For. Reg.)		3,285,100	5,052,476
Robinsons Department Store PCL (For. Reg.)		146,900	289,060
Siam Cement PCL (For. Reg.)		118,050	1,488,085
Siam Commercial Bank PCL (For. Reg.)		589,300	2,443,569
Thai Oil PCL (For. Reg.)		362,900	927,496
Thai Union Frozen Products PCL (For. Reg.)		559,920	280,298
TMB PCL (For. Reg.)		3,220,500	221,434
True Corp. PCL (For. Reg.)		3,147,519	560,023

TOTAL THAILAND			37,007,533

Turkey - 0.6%
Akbank T.A.S.		693,199	819,745
Anadolu Efes Biracilik Ve Malt Sanayii A/S		60,541	203,515
Arcelik A/S		69,022	191,769
Aselsan A/S		106,395	480,810
Bim Birlesik Magazalar A/S JSC		65,930	936,532
Coca-Cola Icecek Sanayi A/S		22,570	111,283
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		512,344	153,073
Eregli Demir ve Celik Fabrikalari T.A.S.		432,245	700,612
Ford Otomotiv Sanayi A/S		20,251	217,379
Haci Omer Sabanci Holding A/S		267,868	341,209
Koc Holding A/S		243,153	677,745
Petkim Petrokimya Holding A/S		272,406	247,571
TAV Havalimanlari Holding A/S		60,391	251,305
Tofas Turk Otomobil Fabrikasi A/S		35,377	133,543
Tupras Turkiye Petrol Rafinerileri A/S		38,739	912,753
Turk Hava Yollari AO (a)		171,845	431,949
Turk Sise ve Cam Fabrikalari A/S		234,887	198,765
Turkcell Iletisim Hizmet A/S		347,851	706,331
Turkiye Garanti Bankasi A/S		720,352	900,827
Turkiye Halk Bankasi A/S		181,369	200,202
Turkiye Is Bankasi A/S Series C		507,690	362,402
Turkiye Vakiflar Bankasi TAO		213,985	130,927
Ulker Biskuvi Sanayi A/S (a)		43,794	115,800
Yapi ve Kredi Bankasi A/S (a)		487,939	141,416

TOTAL TURKEY			9,567,463

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC (a)		637,096	1,403,184
Aldar Properties PJSC		1,208,900	569,374
Damac Properties Dubai Co. PJSC (a)		566,753	311,678
DP World Ltd.		51,247	921,934
Dubai Investments Ltd. (a)		605,867	267,211
Dubai Islamic Bank Pakistan Ltd. (a)		507,172	726,277
Emaar Development PJSC (a)		260,172	350,612
Emaar Malls Group PJSC (a)		555,135	276,574
Emaar Properties PJSC		1,083,073	1,503,797
Emirates Telecommunications Corp. (a)		547,792	2,594,934
National Bank of Abu Dhabi PJSC		442,775	1,665,914

TOTAL UNITED ARAB EMIRATES			10,591,489

United States of America - 0.3%
Southern Copper Corp.		26,343	1,009,991
Yum China Holdings, Inc.		114,022	4,113,914

TOTAL UNITED STATES OF AMERICA			5,123,905

TOTAL COMMON STOCKS
(Cost $1,394,682,294)			1,410,134,490

Nonconvertible Preferred Stocks - 3.7%
Brazil - 2.7%
Banco Bradesco SA (PN)		1,020,263	9,403,472
Braskem SA (PN-A)		52,900	741,297
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		69,000	493,188
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		49,100	1,032,004
Companhia Energetica de Minas Gerais (CEMIG) (PN)		292,633	867,323
Gerdau SA		326,700	1,427,420
Itau Unibanco Holding SA		1,007,121	13,328,150
Itausa-Investimentos Itau SA (PN)		1,381,128	4,171,404
Lojas Americanas SA (PN)		228,484	1,154,239
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		1,246,200	9,248,971
Telefonica Brasil SA		140,300	1,629,388

TOTAL BRAZIL			43,496,856

Chile - 0.1%
Embotelladora Andina SA Class B		84,176	296,307
Sociedad Quimica y Minera de Chile SA (PN-B)		35,756	1,546,333

TOTAL CHILE			1,842,640

Colombia - 0.1%
Bancolombia SA (PN)		131,821	1,232,429
Grupo Aval Acciones y Valores SA		1,222,500	429,080
Grupo de Inversiones Suramerica SA		38,228	349,092

TOTAL COLOMBIA			2,010,601

Korea (South) - 0.7%
AMOREPACIFIC Corp.		3,439	271,262
Hyundai Motor Co.		9,594	560,000
Hyundai Motor Co. Series 2		10,892	675,858
LG Chemical Ltd.		3,066	536,080
LG Household & Health Care Ltd.		918	588,936
Samsung Electronics Co. Ltd.		270,568	8,477,481

TOTAL KOREA (SOUTH)			11,109,617

Russia - 0.1%
AK Transneft OAO		152	394,342
Surgutneftegas OJSC		2,028,040	1,174,053

TOTAL RUSSIA			1,568,395

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $51,946,851)			60,028,109
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25	INR
(Cost $52,909)		264,162	50,695

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (f)
(Cost $4,982,045)		5,000,000	4,980,575
		Shares	Value

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 2.23% (g)		118,149,006	118,172,636
Fidelity Securities Lending Cash Central Fund 2.23% (g)(h)		12,809,816	12,811,097
TOTAL MONEY MARKET FUNDS
(Cost $130,983,733)			130,983,733
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,582,647,832)			1,606,177,602
NET OTHER ASSETS (LIABILITIES) - 0.2%			3,536,670
NET ASSETS - 100%			$1,609,714,272

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,889	Dec. 2018	$138,195,315	$(6,234,220)	$(6,234,220)

The notional amount of futures purchased as a percentage of Net Assets is 8.6%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,734,585 or 0.7% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,980,575.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$714,716
Fidelity Securities Lending Cash Central Fund	193,898
Total	$908,614

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$194,761,110	$103,856,559	$90,904,551	$--
Consumer Discretionary	153,939,970	151,342,942	2,536,264	60,764
Consumer Staples	95,342,502	95,318,722	--	23,780
Energy	126,998,967	106,735,143	20,263,824	--
Financials	361,067,341	291,980,150	69,087,191	--
Health Care	42,126,250	40,886,790	1,215,297	24,163
Industrials	79,204,718	78,379,853	824,865	--
Information Technology	223,452,352	148,309,388	75,142,962	2
Materials	114,411,886	102,538,225	11,845,612	28,049
Real Estate	41,232,940	41,232,940	--	--
Utilities	37,624,563	35,714,977	1,909,586	--
Corporate Bonds	50,695	--	50,695	--
Government Obligations	4,980,575	--	4,980,575	--
Money Market Funds	130,983,733	130,983,733	--	--
Total Investments in Securities:	$1,606,177,602	$1,327,279,422	$278,761,422	$136,758
Derivative Instruments:
Liabilities
Futures Contracts	$(6,234,220)	$(6,234,220)	$--	$--
Total Liabilities	$(6,234,220)	$(6,234,220)	$--	$--
Total Derivative Instruments:	$(6,234,220)	$(6,234,220)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$51,650,785
Level 2 to Level 1	$3,599,983

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(6,234,220)
Total Equity Risk	0	(6,234,220)
Total Value of Derivatives	$0	$(6,234,220)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $12,550,275) — See accompanying schedule: Unaffiliated issuers (cost $1,451,664,099)	$1,475,193,869
Fidelity Central Funds (cost $130,983,733)	130,983,733
Total Investment in Securities (cost $1,582,647,832)		$1,606,177,602
Segregated cash with brokers for derivative instruments		2,295,200
Cash		25,107
Foreign currency held at value (cost $5,297,195)		5,262,573
Receivable for fund shares sold		77,450,359
Dividends receivable		1,740,105
Distributions receivable from Fidelity Central Funds		180,261
Receivable for daily variation margin on futures contracts		1,524,744
Other receivables		3,328
Total assets		1,694,659,279
Liabilities
Payable for fund shares redeemed	$71,381,423
Accrued management fee	106,743
Other payables and accrued expenses	648,796
Collateral on securities loaned	12,808,045
Total liabilities		84,945,007
Net Assets		$1,609,714,272
Net Assets consist of:
Paid in capital		$1,646,192,137
Total distributable earnings (loss)		(36,477,865)
Net Assets		$1,609,714,272
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($36,222,334 ÷ 3,771,646 shares)		$9.60
Premium Class:
Net Asset Value, offering price and redemption price per share ($737,187,439 ÷ 76,712,062 shares)		$9.61
Institutional Class:
Net Asset Value, offering price and redemption price per share ($242,838,418 ÷ 25,237,490 shares)		$9.62
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($593,466,081 ÷ 61,689,800 shares)		$9.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$44,349,804
Interest		46,956
Income from Fidelity Central Funds		908,614
Income before foreign taxes withheld		45,305,374
Less foreign taxes withheld		(4,928,161)
Total income		40,377,213
Expenses
Management fee	$1,273,593
Transfer agent fees	492,185
Independent trustees' fees and expenses	6,763
Commitment fees	4,276
Total expenses before reductions	1,776,817
Expense reductions	(11,431)
Total expenses after reductions		1,765,386
Net investment income (loss)		38,611,827
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,849)	(16,277,784)
Fidelity Central Funds	6,889
Foreign currency transactions	(552,125)
Futures contracts	1,302,247
Total net realized gain (loss)		(15,520,773)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,181,263)	(242,555,205)
Fidelity Central Funds	(249)
Assets and liabilities in foreign currencies	(41,906)
Futures contracts	(6,782,369)
Total change in net unrealized appreciation (depreciation)		(249,379,729)
Net gain (loss)		(264,900,502)
Net increase (decrease) in net assets resulting from operations		$(226,288,675)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,611,827	$24,352,616
Net realized gain (loss)	(15,520,773)	1,339,665
Change in net unrealized appreciation (depreciation)	(249,379,729)	230,671,077
Net increase (decrease) in net assets resulting from operations	(226,288,675)	256,363,358
Distributions to shareholders	(26,736,653)	–
Distributions to shareholders from net investment income	–	(12,638,479)
Total distributions	(26,736,653)	(12,638,479)
Share transactions - net increase (decrease)	470,526,076	363,360,248
Redemption fees	26,623	185,042
Total increase (decrease) in net assets	217,527,371	607,270,169
Net Assets
Beginning of period	1,392,186,901	784,916,732
End of period	$1,609,714,272	$1,392,186,901
Other Information
Undistributed net investment income end of period		$20,500,963

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Index Fund Investor Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.20	$9.02	$8.41	$10.16	$10.04
Income from Investment Operations
Net investment income (loss)A	.25	.21	.17	.24	.25
Net realized and unrealized gain (loss)	(1.66)	2.10	.61	(1.82)	.06
Total from investment operations	(1.41)	2.31	.78	(1.58)	.31
Distributions from net investment income	(.18)	(.13)	(.17)	(.17)	(.19)
Distributions from net realized gain	(.01)	–	–	–	–
Total distributions	(.19)	(.13)	(.17)	(.17)	(.19)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$9.60	$11.20	$9.02	$8.41	$10.16
Total ReturnC	(12.78)%	25.97%	9.76%	(15.68)%	3.18%
Ratios to Average Net AssetsD,E
Expenses before reductions	.24%	.30%	.41%	.46%	.46%
Expenses net of fee waivers, if any	.24%	.30%	.31%	.31%	.31%
Expenses net of all reductions	.24%	.30%	.31%	.31%	.31%
Net investment income (loss)	2.29%	2.15%	2.05%	2.55%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$36,222	$32,614	$19,862	$23,983	$16,792
Portfolio turnover rateF	4%	4%	25%	1%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Index Fund Premium Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$9.03	$8.42	$10.17	$10.05
Income from Investment Operations
Net investment income (loss)A	.27	.23	.18	.25	.26
Net realized and unrealized gain (loss)	(1.66)	2.09	.61	(1.82)	.06
Total from investment operations	(1.39)	2.32	.79	(1.57)	.32
Distributions from net investment income	(.20)	(.14)	(.18)	(.18)	(.20)
Distributions from net realized gain	(.01)	–	–	–	–
Total distributions	(.21)	(.14)	(.18)	(.18)	(.20)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$9.61	$11.21	$9.03	$8.42	$10.17
Total ReturnC	(12.63)%	26.14%	9.87%	(15.57)%	3.30%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.14%	.27%	.35%	.35%
Expenses net of fee waivers, if any	.12%	.14%	.18%	.20%	.20%
Expenses net of all reductions	.12%	.14%	.18%	.20%	.20%
Net investment income (loss)	2.42%	2.31%	2.18%	2.66%	2.61%
Supplemental Data
Net assets, end of period (000 omitted)	$737,187	$913,578	$583,548	$443,052	$323,342
Portfolio turnover rateF	4%	4%	25%	1%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Index Fund Institutional Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.23	$9.04	$8.43	$10.18	$10.06
Income from Investment Operations
Net investment income (loss)A	.27	.23	.18	.25	.26
Net realized and unrealized gain (loss)	(1.67)	2.10	.62	(1.81)	.06
Total from investment operations	(1.40)	2.33	.80	(1.56)	.32
Distributions from net investment income	(.20)	(.14)	(.19)	(.19)	(.20)
Distributions from net realized gain	(.01)	–	–	–	–
Total distributions	(.21)	(.14)	(.19)	(.19)	(.20)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$9.62	$11.23	$9.04	$8.43	$10.18
Total ReturnC	(12.67)%	26.26%	9.94%	(15.49)%	3.37%
Ratios to Average Net AssetsD,E
Expenses before reductions	.09%	.11%	.20%	.28%	.28%
Expenses net of fee waivers, if any	.09%	.11%	.12%	.13%	.13%
Expenses net of all reductions	.09%	.11%	.12%	.13%	.13%
Net investment income (loss)	2.44%	2.34%	2.24%	2.73%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$242,838	$253,315	$181,237	$49,626	$21,598
Portfolio turnover rateF	4%	4%	25%	1%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Index Fund Institutional Premium Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.23	$9.04	$8.43	$10.18	$10.06
Income from Investment Operations
Net investment income (loss)A	.27	.24	.19	.26	.27
Net realized and unrealized gain (loss)	(1.66)	2.09	.61	(1.82)	.06
Total from investment operations	(1.39)	2.33	.80	(1.56)	.33
Distributions from net investment income	(.20)	(.14)	(.19)	(.19)	(.21)
Distributions from net realized gain	(.01)	–	–	–	–
Total distributions	(.22)B	(.14)	(.19)	(.19)	(.21)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$9.62	$11.23	$9.04	$8.43	$10.18
Total ReturnD	(12.65)%	26.29%	9.98%	(15.46)%	3.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.09%	.19%	.25%	.25%
Expenses net of fee waivers, if any	.08%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.08%	.09%	.10%	.10%	.10%
Net investment income (loss)	2.46%	2.36%	2.26%	2.76%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$593,466	$192,681	$269	$243	$111
Portfolio turnover rateG	4%	4%	25%	1%	8%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.201 and distributions from net realized gain of $.014 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Life of fundA
Investor Class	(8.51)%	1.55%	4.48%
Premium Class	(8.52)%	1.61%	4.53%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Global ex U.S. Index Fund - Investor Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Period Ending Values
$13,679	Fidelity® Global ex U.S. Index Fund - Investor Class
$13,963	MSCI ACWI (All Country World Index) ex USA Index

Fidelity® Global ex U.S. Index Fund

Management's Discussion of Fund Performance

Market Recap:  International equities returned -8.08% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. A modestly positive first half of the period gave way to a confluence of overwhelmingly negative factors – including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -11% second-half return. The index lost 8% in October alone, its largest monthly drop in more than six years. Among sectors, new-media-infused communications services (-15%) was hit the hardest, while economically sensitive consumer discretionary (-13%), information technology (-12%), financials (-10%), industrials (-9%) and materials (-7%) stocks also fared poorly. Even the more defensive real estate (-9%), utilities (-6%) and consumer staples (-5%) sectors weren’t spared this period. Conversely, elevated crude-oil prices fueled a positive return for energy (+7%), the top-performing sector, followed by the relatively stable-growing health care segment (+2%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth also pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund's share classes returned roughly -8.5%, compared with a return of -8.08% for the benchmark MSCI ACWI (All Country World Index) ex USA. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Nine of the 11 sectors in the index posted a negative return for the period, with energy and health care generating single-digit positive results. Shares of Chinese internet company Tencent (-24%) detracted the most in absolute terms, as this company faced questions about the sustainability of the company's growth rate as well as regulatory concern. Tencent's decline also weighed on South African media company Naspers (-28%), which owns a large Tencent stake. German pharmaceutical and life sciences company Bayer (-40%) struggled due to an unfavorable and costly legal ruling for seed company Monsanto, which Bayer acquired in June. British American Tobacco (-30%) also detracted, as the company faced new competitive and regulatory challenges. In contrast, Japanese electronics giant Sony (+41%) added the most value, driven by strong financial results. Brazilian mining company Vale (+62%) also contributed, due to better commodity pricing and management's success at cutting costs.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.3
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.0
Novartis AG (Switzerland, Pharmaceuticals)	1.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	0.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
9.0

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	22.6
Industrials	10.5
Consumer Discretionary	9.7
Consumer Staples	9.4
Health Care	8.0
Information Technology	7.6
Materials	7.0
Energy	7.5
Communication Services	7.0
Real Estate	2.4

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
Japan	16.0%
United Kingdom	10.6%
Canada	6.6%
France	6.6%
Germany	5.9%
Switzerland	5.7%
United States of America	5.0%
Australia	4.4%
Cayman Islands	3.8%
Other*	35.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks and Equity Futures	100.0

Fidelity® Global ex U.S. Index Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 93.5%
		Shares	Value
Australia - 4.4%
AGL Energy Ltd.		132,852	$1,693,425
Alumina Ltd.		493,311	890,812
Amcor Ltd.		234,821	2,211,637
AMP Ltd.		592,183	1,035,805
APA Group unit		239,396	1,627,471
Aristocrat Leisure Ltd.		116,470	2,185,673
ASX Ltd.		39,140	1,640,014
Aurizon Holdings Ltd.		397,520	1,182,316
Australia & New Zealand Banking Group Ltd.		588,950	10,814,494
Bank of Queensland Ltd.		78,236	534,637
Bendigo & Adelaide Bank Ltd.		95,139	689,223
BHP Billiton Ltd.		647,107	14,931,124
BlueScope Steel Ltd.		112,306	1,142,839
Boral Ltd.		238,427	947,204
Brambles Ltd.		322,871	2,428,168
Caltex Australia Ltd.		52,916	1,058,972
Challenger Ltd.		113,126	821,930
Cimic Group Ltd.		20,079	672,414
Coca-Cola Amatil Ltd.		98,001	687,748
Cochlear Ltd.		11,654	1,465,529
Commonwealth Bank of Australia		355,946	17,450,333
Computershare Ltd.		92,415	1,293,822
Crown Ltd.		75,088	665,201
CSL Ltd.		91,318	12,157,366
DEXUS Property Group unit		206,443	1,491,165
Dominos Pizza Enterprises Ltd.		12,991	496,869
Flight Centre Travel Group Ltd.		10,880	357,497
Fortescue Metals Group Ltd.		304,086	861,354
Goodman Group unit		328,719	2,416,281
Harvey Norman Holdings Ltd. (a)		106,263	240,048
Healthscope Ltd.		351,704	525,515
Incitec Pivot Ltd.		328,174	906,346
Insurance Australia Group Ltd.		468,524	2,266,093
Lendlease Group unit		118,467	1,476,506
Macquarie Group Ltd.		66,076	5,483,990
Medibank Private Ltd.		558,851	1,104,143
Mirvac Group unit		752,856	1,156,903
National Australia Bank Ltd.		552,782	9,900,060
Newcrest Mining Ltd.		155,847	2,274,583
Orica Ltd.		73,423	892,226
Origin Energy Ltd. (b)		356,686	1,841,361
QBE Insurance Group Ltd.		271,360	2,175,292
Ramsay Health Care Ltd.		28,716	1,143,247
realestate.com.au Ltd.		11,006	558,199
Rio Tinto Ltd.		82,752	4,477,103
Santos Ltd.		354,347	1,666,181
Scentre Group unit		1,063,042	2,996,117
SEEK Ltd.		68,359	864,574
Sonic Healthcare Ltd.		80,977	1,293,104
South32 Ltd.		1,051,475	2,695,459
SP AusNet		368,473	446,197
Stockland Corp. Ltd. unit		481,778	1,231,628
Suncorp Group Ltd.		262,807	2,607,356
Sydney Airport unit		225,184	1,026,948
Tabcorp Holdings Ltd.		387,984	1,269,349
Telstra Corp. Ltd.		845,284	1,843,651
The GPT Group unit		365,749	1,336,467
TPG Telecom Ltd.		69,604	353,410
Transurban Group unit		522,561	4,196,385
Treasury Wine Estates Ltd.		146,341	1,566,906
Vicinity Centres unit		666,807	1,251,328
Wesfarmers Ltd.		228,099	7,530,450
Westpac Banking Corp.		691,890	13,142,956
Woodside Petroleum Ltd.		188,851	4,660,659
Woolworths Group Ltd.		261,654	5,267,803

TOTAL AUSTRALIA			179,519,866

Austria - 0.2%
Andritz AG		14,277	739,978
Erste Group Bank AG		60,973	2,486,198
OMV AG		30,162	1,678,428
Raiffeisen International Bank-Holding AG		30,622	835,885
Voestalpine AG		23,488	835,090

TOTAL AUSTRIA			6,575,579

Bailiwick of Jersey - 0.8%
Experian PLC		184,314	4,239,075
Ferguson PLC		47,854	3,231,452
Glencore Xstrata PLC		2,323,788	9,470,693
Randgold Resources Ltd.		18,818	1,480,106
Shire PLC		185,429	11,190,814
WPP PLC		257,581	2,914,718

TOTAL BAILIWICK OF JERSEY			32,526,858

Belgium - 0.6%
Ageas		38,376	1,921,657
Anheuser-Busch InBev SA NV		153,530	11,355,287
Colruyt NV		11,781	684,801
Groupe Bruxelles Lambert SA		16,406	1,527,090
KBC Groep NV		50,957	3,514,932
Proximus		30,992	791,575
Solvay SA Class A		15,069	1,717,884
Telenet Group Holding NV		11,056	536,968
UCB SA		25,669	2,156,709
Umicore SA		42,515	2,002,750

TOTAL BELGIUM			26,209,653

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (b)		696,000	562,697
Alibaba Pictures Group Ltd. (b)		2,820,000	388,373
Beijing Enterprises Water Group Ltd.		1,126,000	572,911
Brilliance China Automotive Holdings Ltd.		626,000	546,017
Cheung Kong Infrastructure Holdings Ltd.		131,500	960,852
China Gas Holdings Ltd.		349,000	1,103,705
China Resource Gas Group Ltd.		184,000	703,907
Cosco Shipping Ports Ltd.		329,129	335,762
Credicorp Ltd. (United States)		13,788	3,112,089
Dairy Farm International Holdings Ltd.		68,000	614,040
GOME Electrical Appliances Holdings Ltd. (a)(b)		2,035,104	202,422
Haier Electronics Group Co. Ltd.		257,000	536,813
Hanergy Thin Film Power Group Ltd. (b)(c)		576,000	1
HengTen Networks Group Ltd. (b)		4,492,000	160,389
Hongkong Land Holdings Ltd.		238,336	1,410,949
Jardine Matheson Holdings Ltd.		43,376	2,503,229
Jardine Strategic Holdings Ltd.		44,900	1,504,150
Kerry Properties Ltd.		132,500	416,494
Kunlun Energy Co. Ltd.		672,000	762,667
Li & Fung Ltd.		1,172,000	231,652
Luye Pharma Group Ltd.		231,000	178,215
Nine Dragons Paper (Holdings) Ltd.		343,000	327,169
NWS Holdings Ltd.		308,871	611,286
Shangri-La Asia Ltd.		254,000	346,572
Shenzhen International Holdings Ltd.		180,500	345,259
Sihuan Pharmaceutical Holdings Group Ltd.		730,000	148,012
Skyworth Digital Holdings Ltd.		366,000	84,476
Yue Yuen Industrial (Holdings) Ltd.		146,500	400,720

TOTAL BERMUDA			19,070,828

Brazil - 1.2%
Ambev SA		945,300	4,150,531
Atacadao Distribuicao Comercio e Industria Ltda		75,400	308,772
Banco Bradesco SA		206,432	1,677,971
Banco do Brasil SA		175,500	2,016,022
Banco Santander SA (Brasil) unit		84,000	952,519
BB Seguridade Participacoes SA		139,300	991,177
BM&F BOVESPA SA		417,766	2,979,312
BR Malls Participacoes SA		174,440	595,294
Brasil Foods SA (b)		107,200	630,842
CCR SA		247,500	729,565
Centrais Eletricas Brasileiras SA (Electrobras) (b)		43,400	274,056
Cielo SA		251,671	892,666
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		72,500	544,505
Companhia Siderurgica Nacional SA (CSN)		118,500	304,728
Cosan SA Industria e Comercio		31,200	270,375
Drogasil SA		46,800	789,998
EDP Energias do Brasil SA		62,881	236,554
Embraer SA		135,500	762,062
ENGIE Brasil Energia SA		31,500	336,880
Equatorial Energia SA		34,600	632,125
Fibria Celulose SA		50,500	974,990
Hypermarcas SA		67,100	536,944
IRB Brasil Resseguros SA		22,200	432,248
JBS SA		193,600	533,226
Klabin SA unit		142,900	716,900
Kroton Educacional SA		280,452	860,610
Localiza Rent A Car SA		104,367	806,275
Lojas Renner SA		147,380	1,489,047
M. Dias Branco SA		19,300	230,625
Magazine Luiza SA		15,400	698,514
Multiplan Empreendimentos Imobiliarios SA		57,966	358,247
Natura Cosmeticos SA		39,300	344,159
Odontoprev SA		53,800	191,115
Petrobras Distribuidora SA		70,700	455,565
Petroleo Brasileiro SA - Petrobras (ON)		594,100	4,840,283
Porto Seguro SA		21,700	317,089
Rumo SA (b)		222,700	996,360
Sul America SA unit		39,547	263,540
Suzano Papel e Celulose SA		89,700	912,306
TIM Participacoes SA		176,500	549,680
Ultrapar Participacoes SA		71,600	851,350
Vale SA		639,145	9,739,598
Weg SA		170,550	824,909

TOTAL BRAZIL			47,999,534

Canada - 6.3%
Agnico Eagle Mines Ltd. (Canada)		47,294	1,670,531
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		87,597	4,183,390
AltaGas Ltd.		53,606	673,918
ARC Resources Ltd.		72,643	676,519
ATCO Ltd. Class I (non-vtg.)		14,545	424,047
Bank of Montreal		130,228	9,737,052
Bank of Nova Scotia		241,760	12,974,548
Barrick Gold Corp.		237,064	2,969,490
Bausch Health Cos., Inc. (Canada) (b)		63,666	1,456,678
BCE, Inc.		30,856	1,194,207
BlackBerry Ltd. (b)		105,445	973,191
Bombardier, Inc. Class B (sub. vtg.) (b)		430,244	1,042,560
Brookfield Asset Management, Inc. Class A		170,347	6,951,301
CAE, Inc.		54,697	964,765
Cameco Corp.		80,484	862,034
Canadian Imperial Bank of Commerce		89,080	7,692,365
Canadian National Railway Co.		149,399	12,771,745
Canadian Natural Resources Ltd.		248,132	6,808,103
Canadian Pacific Railway Ltd.		29,225	5,993,295
Canadian Tire Ltd. Class A (non-vtg.)		12,809	1,441,396
Canadian Utilities Ltd. Class A (non-vtg.)		26,488	628,372
CCL Industries, Inc. Class B		30,111	1,266,700
Cenovus Energy, Inc. (Canada)		211,888	1,793,028
CGI Group, Inc. Class A (sub. vtg.) (b)		51,703	3,193,022
CI Financial Corp.		56,368	833,670
Constellation Software, Inc.		4,089	2,814,140
Crescent Point Energy Corp.		110,831	523,657
Dollarama, Inc.		62,583	1,730,903
Emera, Inc.		10,848	334,723
Empire Co. Ltd. Class A (non-vtg.)		35,863	652,451
Enbridge, Inc.		344,435	10,732,442
Encana Corp.		197,486	2,016,189
Fairfax Financial Holdings Ltd. (sub. vtg.)		5,662	2,751,325
Finning International, Inc.		34,213	710,535
First Capital Realty, Inc.		34,693	517,582
First Quantum Minerals Ltd.		139,899	1,396,386
Fortis, Inc.		85,525	2,826,038
Franco-Nevada Corp.		37,743	2,357,271
George Weston Ltd.		10,419	757,810
Gildan Activewear, Inc.		44,639	1,334,304
Goldcorp, Inc.		176,078	1,590,313
Great-West Lifeco, Inc.		60,527	1,388,978
H&R (REIT) unit		27,148	410,587
Husky Energy, Inc.		71,689	1,013,432
Hydro One Ltd. (d)		66,687	970,076
IGM Financial, Inc.		17,774	436,502
Imperial Oil Ltd.		59,029	1,843,802
Industrial Alliance Insurance and Financial Services, Inc.		21,728	768,142
Intact Financial Corp.		28,270	2,233,554
Inter Pipeline Ltd.		77,234	1,252,570
Keyera Corp.		42,168	1,050,636
Kinross Gold Corp. (b)		253,523	658,626
Linamar Corp.		9,369	387,940
Loblaw Companies Ltd.		38,674	1,934,214
Lundin Mining Corp.		133,225	547,493
Magna International, Inc. Class A (sub. vtg.)		69,519	3,422,482
Manulife Financial Corp.		402,047	6,330,992
Methanex Corp.		13,611	881,414
Metro, Inc. Class A (sub. vtg.)		49,211	1,544,234
National Bank of Canada		69,375	3,149,265
Nutrien Ltd.		129,722	6,867,201
Onex Corp. (sub. vtg.)		17,521	1,151,918
Open Text Corp.		53,996	1,822,767
Pembina Pipeline Corp.		101,887	3,295,490
Power Corp. of Canada (sub. vtg.)		71,700	1,480,349
Power Financial Corp.		51,602	1,111,259
PrairieSky Royalty Ltd.		43,469	660,397
Restaurant Brands International, Inc.		46,686	2,557,632
Restaurant Brands International, Inc.		292	15,993
RioCan (REIT)		33,298	607,051
Rogers Communications, Inc. Class B (non-vtg.)		73,502	3,784,952
Royal Bank of Canada		291,422	21,233,771
Saputo, Inc.		47,059	1,433,808
Seven Generations Energy Ltd. (b)		54,022	579,020
Shaw Communications, Inc. Class B		91,758	1,708,374
Shopify, Inc. Class A (b)		17,760	2,453,577
Smart (REIT)		12,614	288,221
SNC-Lavalin Group, Inc.		35,854	1,280,062
Sun Life Financial, Inc.		123,812	4,534,146
Suncor Energy, Inc.		330,561	11,088,590
Teck Resources Ltd. Class B (sub. vtg.)		104,232	2,154,395
TELUS Corp. (b)		39,181	1,341,699
The Toronto-Dominion Bank		371,852	20,628,472
Thomson Reuters Corp.		57,684	2,684,719
Tourmaline Oil Corp.		52,268	762,312
TransCanada Corp.		180,031	6,788,514
Turquoise Hill Resources Ltd. (b)		210,681	355,283
Vermilion Energy, Inc.		29,071	770,913
West Fraser Timber Co. Ltd.		12,258	615,856
Wheaton Precious Metals Corp.		90,027	1,479,877
WSP Global, Inc.		21,009	1,048,814

TOTAL CANADA			259,032,367

Cayman Islands - 3.8%
3SBio, Inc. (d)		231,500	335,946
51job, Inc. sponsored ADR (b)		4,999	306,989
58.com, Inc. ADR (b)		18,393	1,206,397
AAC Technology Holdings, Inc.		148,500	1,131,164
Agile Property Holdings Ltd.		326,000	371,647
Airtac International Group		22,000	189,370
Alibaba Group Holding Ltd. sponsored ADR (b)		233,891	33,278,011
Anta Sports Products Ltd.		217,000	891,028
ASM Pacific Technology Ltd.		62,100	536,113
Autohome, Inc. ADR Class A (a)		11,965	866,027
Baidu.com, Inc. sponsored ADR (b)		55,664	10,579,500
Baozun, Inc. sponsored ADR (a)(b)		7,587	302,038
Car, Inc. (b)		148,000	117,389
Chailease Holding Co. Ltd.		235,432	670,697
Cheung Kong Property Holdings Ltd.		514,216	3,337,639
China Conch Venture Holdings Ltd.		321,500	901,944
China First Capital Group Ltd. (b)		642,000	258,701
China Huishan Dairy Holdings Co. Ltd. (b)(c)		461,000	12,345
China Literature Ltd. (b)(d)		36,400	196,576
China Medical System Holdings Ltd.		283,000	336,701
China Mengniu Dairy Co. Ltd.		557,000	1,640,753
China Resources Cement Holdings Ltd.		500,000	440,579
China Resources Land Ltd.		560,634	1,901,678
China State Construction International Holdings Ltd.		421,250	300,281
China Zhongwang Holdings Ltd. (a)		324,800	144,136
Chong Sing Holdings Fintech Group (b)		3,400,000	153,916
CIFI Holdings Group Co. Ltd.		718,000	300,313
CK Hutchison Holdings Ltd.		540,216	5,438,705
Country Garden Holdings Co. Ltd.		1,541,644	1,649,385
Country Garden Services Holdings Co. Ltd. (b)		205,000	264,552
Ctrip.com International Ltd. ADR (a)(b)		82,797	2,755,484
Dali Foods Group Co. Ltd. (d)		412,000	294,213
ENN Energy Holdings Ltd.		152,000	1,291,873
Evergrande Real Estate Group Ltd.		533,000	1,270,998
Fang Holdings Ltd. ADR (b)		42,173	85,611
Fullshare Holdings Ltd. (a)		1,417,500	551,314
Future Land Development Holding Ltd.		358,000	205,434
GCL-Poly Energy Holdings Ltd. (a)(b)		2,473,000	146,640
GDS Holdings Ltd. ADR (a)(b)		11,885	278,941
Geely Automobile Holdings Ltd.		999,000	1,910,877
General Interface Solution Holding Ltd.		34,000	112,563
Genscript Biotech Corp. (b)		158,000	240,971
Greentown China Holdings Ltd.		174,000	120,705
Greentown Service Group Co. Ltd.		204,000	134,752
Haitian International Holdings Ltd.		122,000	238,028
Hengan International Group Co. Ltd.		148,000	1,172,004
Huazhu Group Ltd. ADR (a)		26,547	694,470
JD.com, Inc. sponsored ADR (b)		146,322	3,441,493
Jiayuan International Group Ltd.		200,662	352,095
Kaisa Group Holdings Ltd.		426,000	103,757
Kingboard Chemical Holdings Ltd.		140,000	374,907
Kingboard Laminates Holdings Ltd.		217,000	166,030
Kingdee International Software Group Co. Ltd.		490,000	399,901
Kingsoft Corp. Ltd.		167,000	236,383
KWG Property Holding Ltd.		254,500	194,397
Lee & Man Paper Manufacturing Ltd.		303,000	259,263
Lijun International Pharmaceutical Holding Ltd.		304,000	255,467
Logan Property Holdings Co. Ltd.		276,000	254,814
Longfor Properties Co. Ltd.		298,500	724,748
Meitu, Inc. (b)(d)		343,000	178,893
Melco Crown Entertainment Ltd. sponsored ADR		49,964	830,901
MGM China Holdings Ltd.		191,200	270,149
Minth Group Ltd.		146,000	472,893
Momo, Inc. ADR (b)		29,524	991,121
NetEase, Inc. ADR		16,067	3,339,526
New Oriental Education & Technology Group, Inc. sponsored ADR		28,820	1,686,258
Nexteer Auto Group Ltd.		167,000	234,253
Noah Holdings Ltd. sponsored ADR (a)(b)		5,744	216,606
Sands China Ltd.		490,800	1,933,922
Semiconductor Manufacturing International Corp. (b)		601,100	496,531
Shenzhou International Group Holdings Ltd.		151,000	1,667,519
Shimao Property Holdings Ltd.		243,500	476,322
Shui On Land Ltd.		723,500	145,771
SINA Corp. (b)		13,033	825,119
Sino Biopharmaceutical Ltd.		1,351,500	1,211,567
SOHO China Ltd.		400,000	135,681
Sunac China Holdings Ltd.		491,000	1,333,635
Sunny Optical Technology Group Co. Ltd.		144,600	1,253,872
TAL Education Group ADR (b)		72,028	2,087,371
Tencent Holdings Ltd.		1,153,300	39,511,209
Tingyi (Cayman Islands) Holding Corp.		394,000	582,814
Towngas China Co. Ltd.		194,852	141,630
Uni-President China Holdings Ltd.		258,000	250,369
Vipshop Holdings Ltd. ADR (b)		87,133	423,466
Want Want China Holdings Ltd.		1,014,000	724,106
Weibo Corp. sponsored ADR (a)(b)		11,233	662,859
WH Group Ltd. (d)		1,790,500	1,253,495
Wharf Real Estate Investment Co. Ltd.		246,000	1,523,001
Wuxi Biologics (Cayman), Inc. (b)		99,000	705,073
Wynn Macau Ltd.		310,000	639,611
Xinyi Solar Holdings Ltd.		619,372	193,506
Yuzhou Properties Co.		335,000	119,613
YY, Inc. ADR (b)		9,352	597,593
Zhen Ding Technology Holding Ltd.		96,302	219,911
Zhongsheng Group Holdings Ltd. Class H		113,000	206,058

TOTAL CAYMAN ISLANDS			153,870,877

Chile - 0.2%
Aguas Andinas SA		499,124	261,034
Banco de Chile		5,195,297	724,052
Banco de Credito e Inversiones		9,127	572,204
Banco de Credito e Inversiones rights 11/29/18 (b)		698	2,141
Banco Santander Chile		13,216,569	976,044
Cencosud SA		287,481	590,654
Colbun SA		1,502,321	286,000
Compania Cervecerias Unidas SA		31,789	396,446
Compania de Petroleos de Chile SA (COPEC)		80,687	1,133,795
CorpBanca SA		29,459,530	273,007
Empresa Nacional de Telecomunicaciones SA (ENTEL)		28,495	206,751
Empresas CMPC SA		252,609	869,607
Enel Chile SA		5,545,139	482,009
Enersis SA		5,941,972	929,707
LATAM Airlines Group SA		62,086	566,441
S.A.C.I. Falabella		149,083	1,125,611
S.A.C.I. Falabella rights 11/17/18 (b)		5,164	519

TOTAL CHILE			9,396,022

China - 2.6%
Agricultural Bank of China Ltd. (H Shares)		5,990,000	2,627,612
Air China Ltd. (H Shares)		392,000	315,422
Aluminum Corp. of China Ltd. (H Shares) (b)		758,000	274,513
Angang Steel Co. Ltd. (H Shares)		222,000	188,823
Anhui Conch Cement Co. Ltd. (H Shares)		255,000	1,316,956
Anxin Trust Co. Ltd. Class A		38,000	26,529
AVIC Capital Co. Ltd. Class A		60,100	39,632
AviChina Industry & Technology Co. Ltd. (H Shares)		399,000	265,595
Baic Motor Corp. Ltd. (d)		356,500	200,027
Bank Communications Co. Ltd. (H Shares)		1,810,000	1,357,162
Bank of Beijing Co. Ltd. Class A		219,216	191,069
Bank of China Ltd. (H Shares)		16,017,000	6,821,872
Bank of Guiyang Co. Ltd. Class A		68,300	116,809
Bank of Hangzhou Co. Ltd. Class A		38,780	44,364
Bank of Jiangsu Co. Ltd. Class A		210,000	195,380
Bank of Nanjing Co. Ltd. Class A		38,800	40,771
Bank of Ningbo Co. Ltd. Class A		18,500	46,703
Bank of Shanghai Co. Ltd. Class A		108,400	189,741
Baoshan Iron & Steel Co. Ltd.		38,500	42,222
BBMG Corp. (H Shares)		487,000	134,140
Beijing Capital International Airport Co. Ltd. (H Shares)		358,000	387,585
Beijing Tongrentang Co. Ltd. Class A		7,500	30,567
BOE Technology Group Co. Ltd. Class A		80,900	31,893
BYD Co. Ltd. (H Shares) (a)		129,000	829,829
CGN Power Co. Ltd. (H Shares) (d)		2,031,000	466,185
Changjiang Securities Co. Ltd. Class A		53,700	39,646
China Cinda Asset Management Co. Ltd. (H Shares)		1,685,000	412,550
China CITIC Bank Corp. Ltd. (H Shares)		1,750,000	1,082,320
China Coal Energy Co. Ltd. (H Shares)		387,000	173,218
China Communications Construction Co. Ltd. (H Shares)		901,000	823,796
China Communications Services Corp. Ltd. (H Shares)		464,000	375,131
China Construction Bank Corp. (H Shares)		19,351,000	15,355,931
China Eastern Airlines Corp. Ltd. (H Shares)		288,000	159,022
China Everbright Bank Co. Ltd. (H Shares)		585,000	260,350
China Fortune Land Development Co. Ltd. Class A		11,300	37,825
China Galaxy Securities Co. Ltd. (H Shares)		713,000	358,230
China Huarong Asset Management Co. Ltd. (d)		2,064,000	373,744
China International Capital Corp. Ltd. Class H		208,000	341,629
China International Marine Containers (Group) Ltd. (H Shares)		87,000	76,772
China International Travel Service Corp. Ltd. (A Shares)		5,200	40,016
China Life Insurance Co. Ltd. (H Shares)		1,510,000	3,025,736
China Longyuan Power Grid Corp. Ltd. (H Shares)		663,000	503,890
China Merchants Bank Co. Ltd. (H Shares)		858,751	3,307,121
China Merchants Securities Co. Ltd. Class A		22,100	41,915
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A		14,900	40,157
China Minsheng Banking Corp. Ltd. (H Shares)		1,297,800	956,559
China Molybdenum Co. Ltd. (H Shares)		792,000	293,896
China National Building Materials Co. Ltd. (H Shares)		799,000	570,572
China National Nuclear Power Co. Ltd. Class A		65,000	51,902
China Oilfield Services Ltd. (H Shares)		350,000	328,043
China Pacific Insurance (Group) Co. Ltd. (H Shares)		545,200	2,030,087
China Petroleum & Chemical Corp. (H Shares)		5,156,000	4,199,955
China Railway Construction Corp. Ltd. (H Shares)		419,500	530,664
China Railway Group Ltd. (H Shares)		704,000	628,415
China Railway Signal & Communications Corp. (d)		293,000	196,530
China Reinsurance Group Corp.		1,096,000	209,642
China Shenhua Energy Co. Ltd. (H Shares)		687,000	1,555,878
China Shipping Container Lines Co. Ltd. (H Shares) (b)		733,000	74,777
China Shipping Development Co. Ltd. (H Shares)		242,000	132,388
China Southern Airlines Ltd. (H Shares)		402,000	217,354
China State Construction Engineering Corp. Ltd. Class A		240,860	185,764
China Telecom Corp. Ltd. (H Shares)		2,766,000	1,305,058
China Tower Corp. Ltd. Class H		6,890,000	1,045,544
China United Network Communications Ltd. Class A		100,000	77,699
China Vanke Co. Ltd. (H Shares)		267,900	825,022
China Yangtze Power Co. Ltd. Class A		78,000	174,547
Chongqing Changan Automobile Co. Ltd. (B Shares)		189,300	127,456
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		481,000	264,975
CITIC Securities Co. Ltd. (H Shares)		467,500	822,691
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (b)		532,000	189,953
CRRC Corp. Ltd. (H Shares)		874,950	767,622
Daqin Railway Co. Ltd. (A Shares)		50,700	58,581
Datang International Power Generation Co. Ltd. (H Shares)		558,000	124,523
Dongfeng Motor Group Co. Ltd. (H Shares)		562,000	553,260
Everbright Securities Co. Ltd. Class A		30,900	42,835
Focus Media Information Technology Co. Ltd. Class A		32,640	28,075
Foshan Haitian Flavouring & Food Co. Ltd. Class A		4,800	44,431
Founder Securities Co. Ltd. Class A		52,800	41,176
Fuyao Glass Industries Group Co. Ltd.		110,400	325,909
GD Power Development Co. Ltd. Class A		302,700	105,881
Gemdale Corp. Class A		97,900	128,556
GF Securities Co. Ltd. (H Shares)		293,000	378,862
Great Wall Motor Co. Ltd. (H Shares) (a)		642,500	380,161
Gree Electric Appliances, Inc. of Zhuhai Class A (b)		6,900	37,647
Greenland Holdings Corp. Ltd. Class A		152,300	134,710
Guangzhou Automobile Group Co. Ltd. (H Shares)		602,000	608,759
Guangzhou R&F Properties Co. Ltd. (H Shares)		184,000	288,602
Guosen Securities Co. Ltd. Class A		123,100	147,883
Guotai Junan Securities Co. Ltd.:
Class A		18,000	39,351
Class H		89,200	187,910
Haitong Securities Co. Ltd. (H Shares)		658,800	662,837
Hangzhou Hikvision Digital Technology Co. Ltd. Class A		44,400	154,033
Henan Shuanghui Investment & Development Co. Ltd. Class A		11,600	37,482
Huaan Securities Co. Ltd. Class A		217,800	159,549
Huadian Power International Corp. Ltd. (H Shares)		328,000	124,224
Huadong Medicine Co. Ltd. Class A		6,300	32,206
Huaneng Power International, Inc. (H Shares)		878,000	489,274
Huaneng Renewables Corp. Ltd. (H Shares)		930,000	238,372
Huatai Securities Co. Ltd. (H Shares) (d)		338,800	544,365
Huaxia Bank Co. Ltd. Class A		190,800	218,818
Huayu Automotive Systems Co. Ltd. Class A		12,631	31,561
Industrial & Commercial Bank of China Ltd. (H Shares)		14,196,000	9,631,604
Industrial Bank Co. Ltd. Class A		138,400	319,828
Industrial Securities Co. Ltd. Class A		50,000	35,122
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		12,100	38,300
Inner Mongolia Baotou Steel Union Co. Ltd. Class A		176,600	41,013
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		230,000	273,240
Jiangsu Expressway Co. Ltd. (H Shares)		234,000	313,912
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		15,500	136,832
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A		2,700	34,212
Jiangxi Copper Co. Ltd. (H Shares)		270,000	297,477
Kangmei Pharmaceutical Co. Ltd. Class A		12,200	21,599
Kweichow Moutai Co. Ltd. (A Shares)		4,900	385,571
Legend Holdings Corp. (d)		66,900	181,711
Luxshare Precision Industry Co. Ltd. Class A		17,550	41,764
Luzhou Laojiao Co. Ltd. Class A		4,700	25,644
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A		12,720	26,641
Metallurgical Corp. China Ltd. (H Shares)		590,000	142,949
Midea Group Co. Ltd. Class A		33,700	178,944
NARI Technology Co. Ltd. Class A		61,400	152,716
New China Life Insurance Co. Ltd. (H Shares)		172,000	803,856
Ningbo Zhoushan Port Co. Ltd. Class A		70,000	37,731
Orient Securities Co. Ltd. Class A		27,500	36,348
People's Insurance Co. of China Group (H Shares)		1,485,000	605,972
PetroChina Co. Ltd. (H Shares)		4,294,000	3,087,488
PICC Property & Casualty Co. Ltd. (H Shares)		1,396,933	1,353,833
Ping An Bank Co. Ltd. Class A		113,400	177,359
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,088,000	10,246,023
Poly Developments & Holdings Class A		25,400	45,880
Postal Savings Bank of China Co. Ltd.		552,000	329,428
Power Construction Corp. of China Ltd. Class A		60,300	40,888
Qingdao Haier Co. Ltd.		17,100	31,035
SAIC Motor Corp. Ltd.		47,700	185,380
Sany Heavy Industry Co. Ltd. Class A		38,500	43,436
SDIC Power Holdings Co. Ltd. Class A		45,700	46,580
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		388,000	346,837
Shanghai Construction Group Co. Ltd. Class A		100,000	43,150
Shanghai Electric Group Co. Ltd. (H Shares)		598,000	194,454
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		101,500	304,165
Shanghai International Airport Co. Ltd. (A Shares)		6,100	43,330
Shanghai International Port Group Co. Ltd. Class A		48,000	37,158
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		177,040	224,841
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)		184,700	407,935
Shanghai Pudong Development Bank Co. Ltd.		152,300	239,727
Shanghaioriental Pearl Media Co. Ltd.		22,490	29,436
Shenwan Hongyuan Group Co. Ltd. Class A		305,100	195,071
Shenzhen Overseas Chinese Town Co. Ltd. Class A		40,200	33,252
Sichuan Chuantou Energy Co. Ltd. class A		36,436	42,100
Sinopec Engineering Group Co. Ltd. (H Shares)		263,000	244,489
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		669,000	293,468
Sinopharm Group Co. Ltd. (H Shares)		238,800	1,151,071
Sinotrans Ltd. (H Shares)		406,000	141,340
Suning.com Co. Ltd. Class A		20,800	33,933
Tong Ren Tang Technologies Co. Ltd. (H Shares)		113,000	161,677
TravelSky Technology Ltd. (H Shares)		196,000	474,882
Tsingtao Brewery Co. Ltd. (H Shares)		78,000	307,844
Weichai Power Co. Ltd. (H Shares)		410,600	405,786
Weifu High-Technology Group Co. Ltd. Class A		60,800	155,058
Wuliangye Yibin Co. Ltd. Class A		18,300	126,317
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)		130,800	97,408
Yanzhou Coal Mining Co. Ltd. (H Shares)		392,000	370,408
Yonghui Superstores Co. Ltd. Class A		34,200	35,006
Yunnan Baiyao Group Co. Ltd. (c)		2,700	27,183
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A		2,498	27,753
Zhaojin Mining Industry Co. Ltd. (H Shares) (a)		207,000	182,664
Zhejiang Century Huatong Group Co. Ltd. Class A (c)		9,100	42,267
Zhejiang Expressway Co. Ltd. (H Shares)		272,000	227,882
Zhejiang Zheneng Electric Power Co. Ltd. Class A		60,802	41,228
ZhongAn Online P & C Insurance Co. Ltd. Class H (a)(b)(d)		32,700	108,625
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		114,300	610,712
Zijin Mng Group Co. Ltd. (H Shares)		1,208,000	448,266
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A		288,100	137,945
ZTE Corp. (H Shares)		137,480	209,675

TOTAL CHINA			104,677,885

Colombia - 0.1%
Bancolombia SA		47,669	448,335
Cementos Argos SA		86,907	189,497
Ecopetrol SA		999,195	1,160,734
Grupo de Inversiones Suramerica SA		48,515	473,169
Interconexion Electrica SA ESP		89,408	332,138
Inversiones Argos SA		61,982	288,780

TOTAL COLOMBIA			2,892,653

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		33,122	788,220
Komercni Banka A/S		15,733	597,675
MONETA Money Bank A/S (d)		92,793	307,938
Telefonica Czech Rep A/S		11,537	121,407

TOTAL CZECH REPUBLIC			1,815,240

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A		805	958,144
Series B		1,283	1,619,416
Carlsberg A/S Series B		21,631	2,386,113
Christian Hansen Holding A/S		20,072	2,028,866
Coloplast A/S Series B		24,064	2,246,787
Danske Bank A/S		150,253	2,882,155
DONG Energy A/S (d)		38,382	2,438,608
DSV de Sammensluttede Vognmaend A/S		38,467	3,092,824
Genmab A/S (b)		12,436	1,703,722
H Lundbeck A/S		14,280	666,858
ISS Holdings A/S		34,167	1,123,529
Novo Nordisk A/S Series B		365,974	15,805,157
Novozymes A/S Series B		45,881	2,267,268
Pandora A/S		22,837	1,428,764
Tryg A/S		22,121	534,647
Vestas Wind Systems A/S		41,542	2,605,323
William Demant Holding A/S (b)		20,993	690,960

TOTAL DENMARK			44,479,141

Egypt - 0.0%
Commercial International Bank SAE		127,815	567,036
Commercial International Bank SAE sponsored GDR		82,964	360,479
Eastern Tobacco Co.		174,915	155,003
Elsewedy Electric Co.		155,990	131,007

TOTAL EGYPT			1,213,525

Finland - 0.8%
Elisa Corp. (A Shares)		29,111	1,158,986
Fortum Corp.		90,146	1,898,621
Kone Oyj (B Shares)		67,749	3,301,179
Metso Corp.		21,364	675,364
Neste Oyj		26,178	2,157,371
Nokia Corp.		1,140,737	6,443,549
Nokian Tyres PLC		23,117	735,232
Nordea Bank ABP (b)		611,733	5,320,406
Orion Oyj (B Shares)		20,354	700,840
Sampo Oyj (A Shares)		88,942	4,096,095
Stora Enso Oyj (R Shares)		111,829	1,685,253
UPM-Kymmene Corp.		108,093	3,478,280
Wartsila Corp.		90,266	1,539,220

TOTAL FINLAND			33,190,396

France - 6.6%
Accor SA		38,077	1,743,230
Aeroports de Paris		5,931	1,242,111
Air Liquide SA		77,969	9,449,340
Alstom SA		31,734	1,389,217
Amundi SA (d)		12,540	746,816
Arkema SA		14,019	1,473,218
Atos Origin SA		19,091	1,638,623
AXA SA		391,239	9,791,414
BIC SA		4,983	477,482
bioMerieux SA		8,346	637,139
BNP Paribas SA		226,429	11,830,722
Bollore SA		175,216	742,631
Bouygues SA		43,277	1,580,330
Bureau Veritas SA		53,829	1,216,340
Capgemini SA		32,465	3,971,320
Carrefour SA (a)		116,613	2,265,201
Casino Guichard Perrachon SA (a)		10,737	474,289
CNP Assurances		32,653	728,593
Compagnie de St. Gobain		101,065	3,807,262
Credit Agricole SA		227,389	2,912,275
Danone SA		124,716	8,831,563
Dassault Aviation SA		514	852,897
Dassault Systemes SA		26,082	3,274,706
Edenred SA		47,369	1,798,968
EDF SA (b)		5,248	87,260
EDF SA		112,725	1,874,313
Eiffage SA		15,931	1,559,384
ENGIE		367,030	4,895,062
Essilor International SA		41,875	5,727,139
Eurazeo SA		8,930	652,895
Eutelsat Communications		36,355	737,489
Faurecia SA		15,406	748,763
Fonciere des Regions		7,631	767,089
Gecina SA		9,003	1,322,583
Groupe Eurotunnel SA		94,878	1,194,458
Hermes International SCA		6,341	3,626,977
ICADE		6,983	592,406
Iliad SA		5,424	628,172
Imerys SA		7,389	456,119
Ingenico SA		11,785	836,136
Ipsen SA		7,570	1,051,192
JCDecaux SA		15,565	512,319
Kering SA		15,277	6,810,655
Klepierre SA		41,509	1,410,455
L'Oreal SA		46,145	10,395,734
L'Oreal SA (b)		5,097	1,148,273
Legrand SA		54,063	3,535,678
LVMH Moet Hennessy - Louis Vuitton SA		56,234	17,061,701
Michelin CGDE Series B		34,195	3,500,698
Natixis SA		188,987	1,105,814
Orange SA		401,508	6,266,877
Pernod Ricard SA		42,588	6,502,388
Peugeot Citroen SA		119,347	2,842,801
Publicis Groupe SA		41,644	2,416,892
Remy Cointreau SA		4,570	542,984
Renault SA		38,997	2,918,309
Rexel SA		60,090	767,047
Safran SA		67,335	8,701,555
Sanofi SA		228,133	20,386,095
Schneider Electric SA		111,231	8,043,237
SCOR SE		33,741	1,559,199
SEB SA		4,463	640,471
Societe Generale Series A		154,495	5,663,439
Sodexo SA		15,877	1,620,636
Sodexo SA (b)		2,580	263,352
SR Teleperformance SA		11,738	1,935,759
Suez Environnement SA		76,098	1,101,970
Thales SA		21,602	2,764,828
Total SA		491,594	28,844,487
Ubisoft Entertainment SA (b)		15,904	1,432,086
Valeo SA		48,611	1,567,913
Veolia Environnement SA		108,532	2,166,005
VINCI SA		103,128	9,178,327
Vivendi SA		208,296	5,023,748
Wendel SA		5,736	744,542

TOTAL FRANCE			269,009,398

Germany - 5.5%
adidas AG		37,961	8,943,278
Allianz SE		88,803	18,499,438
Axel Springer Verlag AG		10,035	667,193
BASF AG		184,970	14,194,331
Bayer AG		188,512	14,449,908
Bayerische Motoren Werke AG (BMW)		66,707	5,759,610
Beiersdorf AG		20,345	2,106,200
Brenntag AG		31,545	1,649,628
Commerzbank AG (b)		202,953	1,916,925
Continental AG		22,062	3,647,075
Covestro AG (d)		39,012	2,523,958
Daimler AG (Germany)		182,965	10,850,841
Delivery Hero AG (b)(d)		18,697	754,754
Deutsche Bank AG		398,157	3,901,363
Deutsche Borse AG		38,753	4,897,317
Deutsche Lufthansa AG		48,756	980,769
Deutsche Post AG		197,927	6,249,599
Deutsche Telekom AG		671,492	11,013,595
Deutsche Wohnen AG (Bearer)		71,424	3,271,531
Drillisch AG		10,526	470,214
E.ON AG		446,204	4,314,819
Evonik Industries AG		32,181	998,725
Fraport AG Frankfurt Airport Services Worldwide		8,325	644,022
Fresenius Medical Care AG & Co. KGaA		43,630	3,425,675
Fresenius SE & Co. KGaA		84,312	5,358,519
GEA Group AG		35,187	1,070,493
Hannover Reuck SE		12,247	1,652,103
HeidelbergCement Finance AG		30,301	2,059,226
Henkel AG & Co. KGaA		20,994	2,059,249
Hochtief AG		3,987	591,580
Hugo Boss AG		13,122	939,021
Infineon Technologies AG		227,586	4,560,116
innogy SE (d)		27,219	1,202,354
K&S AG (a)		38,615	720,353
KION Group AG		14,567	853,014
Lanxess AG		17,734	1,099,932
MAN SE		6,713	699,520
Merck KGaA		26,204	2,808,318
Metro Wholesale & Food Specialist AG		34,774	523,844
MTU Aero Engines Holdings AG		10,580	2,250,489
Muenchener Rueckversicherungs AG		31,206	6,713,873
OSRAM Licht AG		19,934	808,753
ProSiebenSat.1 Media AG		46,758	1,079,712
Puma AG		1,684	865,952
RWE AG		105,080	2,049,505
SAP SE		199,578	21,369,514
Schaeffler AG		34,758	367,388
Siemens AG		154,216	17,726,637
Siemens Healthineers AG (d)		30,372	1,258,727
Symrise AG		25,044	2,103,629
Telefonica Deutschland Holding AG		151,713	590,263
Thyssenkrupp AG		88,451	1,860,918
TUI AG		7,441	123,134
TUI AG (GB)		82,213	1,365,050
Uniper SE		40,918	1,182,281
United Internet AG		24,366	1,009,540
Volkswagen AG		6,321	1,043,852
Vonovia SE		97,944	4,484,044
Wirecard AG		23,807	4,460,011
Zalando SE (b)		23,032	892,182

TOTAL GERMANY			225,933,864

Greece - 0.1%
Alpha Bank AE (b)		290,153	438,737
EFG Eurobank Ergasias SA (b)		356,217	240,064
Ff Group (b)(c)		6,325	27,510
Greek Organization of Football Prognostics SA		43,296	407,025
Hellenic Telecommunications Organization SA		51,283	572,144
Jumbo SA		22,521	328,548
Motor Oil (HELLAS) Corinth Refineries SA		11,677	276,422
National Bank of Greece SA (b)		105,565	182,939
Piraeus Bank SA		54,301	79,955
Titan Cement Co. SA (Reg.)		8,915	196,297

TOTAL GREECE			2,749,641

Hong Kong - 2.5%
AIA Group Ltd.		2,432,600	18,410,575
Bank of East Asia Ltd.		254,445	824,145
Beijing Enterprises Holdings Ltd.		96,500	521,758
BOC Hong Kong (Holdings) Ltd.		750,500	2,804,105
BYD Electronic International Co. Ltd.		129,500	151,761
China Agri-Industries Holdings Ltd.		399,000	133,306
China Everbright International Ltd.		671,481	535,167
China Everbright Ltd.		176,000	311,065
China Jinmao Holdings Group Ltd.		1,080,000	453,102
China Merchants Holdings International Co. Ltd.		229,123	389,763
China Mobile Ltd.		1,236,000	11,578,698
China Overseas Land and Investment Ltd.		774,000	2,423,084
China Power International Development Ltd.		842,000	166,425
China Resources Beer Holdings Co. Ltd.		295,162	1,025,659
China Resources Pharmaceutical Group Ltd. (d)		316,000	463,405
China Resources Power Holdings Co. Ltd.		394,523	693,262
China Taiping Insurance Group Ltd.		326,377	1,090,427
China Travel International Investment HK Ltd.		430,000	115,150
China Unicom Ltd.		1,246,000	1,303,252
CITIC Pacific Ltd.		1,153,000	1,729,070
CLP Holdings Ltd.		333,000	3,732,579
CNOOC Ltd.		3,618,000	6,161,381
CSPC Pharmaceutical Group Ltd.		950,000	2,003,711
Far East Horizon Ltd.		436,000	422,548
Fosun International Ltd.		522,500	762,234
Galaxy Entertainment Group Ltd.		481,000	2,600,680
Guangdong Investment Ltd.		598,000	1,067,592
Hang Lung Group Ltd.		185,000	454,836
Hang Lung Properties Ltd.		403,000	729,742
Hang Seng Bank Ltd.		155,200	3,633,627
Henderson Land Development Co. Ltd.		266,750	1,241,576
Hong Kong & China Gas Co. Ltd.		1,838,891	3,512,539
Hong Kong Exchanges and Clearing Ltd.		235,764	6,253,408
Hua Hong Semiconductor Ltd. (d)		88,000	153,064
Hysan Development Co. Ltd.		130,020	609,317
Lenovo Group Ltd.		1,418,000	902,304
Link (REIT)		434,547	3,851,213
MMG Ltd. (b)		488,000	182,954
MTR Corp. Ltd.		301,976	1,463,295
New World Development Co. Ltd.		1,245,354	1,578,538
PCCW Ltd.		846,913	464,390
Power Assets Holdings Ltd.		282,000	1,882,529
Shanghai Industrial Holdings Ltd.		98,000	205,949
Shenzhen Investment Ltd.		610,000	175,020
Sino Land Ltd.		654,673	1,026,846
Sino-Ocean Group Holding Ltd.		577,591	226,118
Sinotruk Hong Kong Ltd.		139,000	199,586
SJM Holdings Ltd.		408,000	329,336
Sun Art Retail Group Ltd.		498,872	545,187
Sun Hung Kai Properties Ltd.		317,781	4,129,941
Swire Pacific Ltd. (A Shares)		102,000	1,058,117
Swire Properties Ltd.		237,200	809,123
Techtronic Industries Co. Ltd.		279,000	1,305,708
Wharf Holdings Ltd.		247,000	616,087
Wheelock and Co. Ltd.		167,000	891,226
Winteam Pharmaceutical Group Ltd.		458,000	291,435
Yuexiu Property Co. Ltd.		1,356,000	214,416

TOTAL HONG KONG			100,811,331

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		75,708	793,922
OTP Bank PLC		45,571	1,637,467
Richter Gedeon PLC		29,266	544,174

TOTAL HUNGARY			2,975,563

India - 2.0%
Adani Ports & Special Economic Zone Ltd.		104,834	451,951
Ambuja Cements Ltd.		112,932	301,035
Ashok Leyland Ltd.		245,885	381,328
Asian Paints Ltd.		57,570	957,736
Aurobindo Pharma Ltd.		50,212	537,389
Avenue Supermarts Ltd. (b)(d)		25,245	456,687
Axis Bank Ltd. (b)		364,350	2,869,084
Bajaj Auto Ltd.		17,178	602,415
Bajaj Finance Ltd.		34,791	1,120,758
Bajaj Finserv Ltd.		7,809	570,645
Bharat Forge Ltd.		39,863	315,250
Bharat Heavy Electricals Ltd.		183,714	170,773
Bharat Petroleum Corp. Ltd.		154,054	573,016
Bharti Airtel Ltd.		284,027	1,122,705
Bharti Infratel Ltd.		67,471	245,627
Bosch Ltd. (b)		1,387	370,314
Britannia Industries Ltd.		6,027	459,938
Cadila Healthcare Ltd.		40,609	197,692
Cipla Ltd. (b)		72,300	615,127
Coal India Ltd.		141,842	510,428
Container Corp. of India Ltd.		33,516	287,193
Dabur India Ltd.		110,192	573,234
Dr. Reddy's Laboratories Ltd.		23,659	812,591
Eicher Motors Ltd.		2,650	783,413
GAIL India Ltd.		160,348	811,388
Glenmark Pharmaceuticals Ltd.		28,576	240,130
Godrej Consumer Products Ltd.		71,641	702,122
Grasim Industries Ltd. (b)		65,556	738,835
Havells India Ltd. (b)		47,522	414,950
HCL Technologies Ltd.		113,381	1,618,239
Hero Motocorp Ltd.		10,412	388,880
Hindalco Industries Ltd.		234,673	699,323
Hindustan Petroleum Corp. Ltd.		127,067	385,101
Hindustan Unilever Ltd.		131,565	2,884,789
Housing Development Finance Corp. Ltd.		321,184	7,683,272
ICICI Bank Ltd.		482,362	2,313,095
Indiabulls Housing Finance Ltd.		56,140	633,511
Indian Oil Corp. Ltd.		295,235	552,667
Infosys Ltd.		698,012	6,449,062
Infosys Ltd. sponsored ADR		4,614	43,695
InterGlobe Aviation Ltd. (d)		18,546	222,898
ITC Ltd.		691,541	2,618,992
JSW Steel Ltd.		173,319	795,355
Larsen & Toubro Ltd.		96,681	1,696,101
LIC Housing Finance Ltd.		62,957	349,941
Lupin Ltd. (b)		46,535	557,118
Mahindra & Mahindra Financial Services Ltd. (b)		62,054	343,160
Mahindra & Mahindra Ltd.		151,377	1,567,702
Marico Ltd.		94,585	410,900
Maruti Suzuki India Ltd.		21,426	1,916,752
Motherson Sumi Systems Ltd. (b)		197,038	434,917
Nestle India Ltd.		4,761	653,244
NTPC Ltd.		398,959	861,193
Oil & Natural Gas Corp. Ltd.		286,074	592,764
Page Industries Ltd.		1,071	426,512
Petronet LNG Ltd.		114,189	348,465
Pidilite Industries Ltd.		24,762	321,025
Piramal Enterprises Ltd.		16,905	496,636
Power Grid Corp. of India Ltd.		318,730	801,350
Rec Ltd.		131,108	206,341
Reliance Industries Ltd.		573,698	8,231,977
Shree Cement Ltd.		1,588	298,820
Shriram Transport Finance Co. Ltd.		30,333	477,716
Siemens India Ltd.		14,569	183,531
State Bank of India (b)		354,732	1,349,670
Sun Pharmaceutical Industries Ltd.		170,483	1,337,517
Tata Consultancy Services Ltd.		183,622	4,811,885
Tata Motors Ltd. (b)		322,106	780,306
Tata Power Co. Ltd.		210,949	218,336
Tata Steel Ltd.		72,644	543,995
Tech Mahindra Ltd. (b)		95,385	959,396
Titan Co. Ltd.		63,099	720,571
Ultratech Cemco Ltd. (b)		19,634	928,978
United Spirits Ltd. (b)		60,700	473,388
UPL Ltd. (b)		73,125	666,737
Vedanta Ltd. (b)		264,912	756,303
Vodafone Idea Ltd. (b)		380,671	198,931
Wipro Ltd.		229,444	1,026,948
Yes Bank Ltd.		345,606	878,968
Zee Entertainment Enterprises Ltd.		97,267	593,255

TOTAL INDIA			82,903,982

Indonesia - 0.5%
PT Adaro Energy Tbk		2,745,700	298,004
PT Astra International Tbk		4,121,100	2,141,535
PT Bank Central Asia Tbk		2,008,800	3,125,020
PT Bank Danamon Indonesia Tbk Series A		641,100	313,117
PT Bank Mandiri (Persero) Tbk		3,802,200	1,708,411
PT Bank Negara Indonesia (Persero) Tbk		1,520,000	732,380
PT Bank Rakyat Indonesia Tbk		11,286,800	2,338,656
PT Bank Tabungan Negara Tbk		811,400	113,150
PT Bumi Serpong Damai Tbk (b)		1,483,600	107,348
PT Charoen Pokphand Indonesia Tbk		1,405,800	508,594
PT Gudang Garam Tbk		102,200	486,042
PT Hanjaya Mandala Sampoerna Tbk		1,962,800	481,582
PT Indah Kiat Pulp & Paper Tbk		556,500	465,809
PT Indocement Tunggal Prakarsa Tbk		389,700	443,467
PT Indofood CBP Sukses Makmur Tbk		446,400	262,070
PT Indofood Sukses Makmur Tbk		931,600	366,144
PT Jasa Marga Tbk		504,596	137,745
PT Kalbe Farma Tbk		4,035,000	363,621
PT Matahari Department Store Tbk		472,100	150,612
PT Pakuwon Jati Tbk		3,488,300	109,680
PT Perusahaan Gas Negara Tbk Series B		2,078,500	303,520
PT Semen Gresik (Persero) Tbk		564,700	334,307
PT Surya Citra Media Tbk		1,168,600	120,684
PT Telekomunikasi Indonesia Tbk Series B		10,257,200	2,598,398
PT Tower Bersama Infrastructure Tbk		366,700	112,886
PT Unilever Indonesia Tbk		305,200	867,770
PT United Tractors Tbk		342,300	754,287
PT Waskita Karya Persero Tbk		895,000	84,776

TOTAL INDONESIA			19,829,615

Ireland - 0.4%
AIB Group PLC		161,039	779,216
Bank Ireland Group PLC		196,701	1,395,801
CRH PLC		169,678	5,061,186
CRH PLC sponsored ADR		769	22,901
DCC PLC (United Kingdom)		17,699	1,519,125
James Hardie Industries PLC CDI		89,806	1,194,971
Kerry Group PLC Class A		32,182	3,298,810
Paddy Power Betfair PLC (Ireland)		17,160	1,481,044
Ryanair Holdings PLC (b)		12,173	164,686
Ryanair Holdings PLC sponsored ADR (b)		3,659	302,965
Smurfit Kappa Group PLC		45,717	1,490,268

TOTAL IRELAND			16,710,973

Isle of Man - 0.1%
Gaming VC Holdings SA		110,558	1,324,124
Genting Singapore Ltd.		1,202,600	764,024
NEPI Rockcastle PLC		76,862	663,715

TOTAL ISLE OF MAN			2,751,863

Israel - 0.3%
Azrieli Group		8,840	429,185
Bank Hapoalim BM (Reg.)		215,732	1,461,469
Bank Leumi le-Israel BM		287,096	1,792,107
Bezeq The Israel Telecommunication Corp. Ltd.		439,937	505,948
Check Point Software Technologies Ltd. (a)(b)		26,483	2,939,613
Elbit Systems Ltd. (Israel)		4,554	544,788
Israel Chemicals Ltd.		143,846	829,855
Mizrahi Tefahot Bank Ltd.		27,878	469,748
NICE Systems Ltd. (b)		11,359	1,204,347
NICE Systems Ltd. sponsored ADR(a)(b)		976	103,397
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		195,925	3,914,582

TOTAL ISRAEL			14,195,039

Italy - 1.2%
Assicurazioni Generali SpA		241,054	3,898,866
Atlantia SpA		100,505	2,021,745
Davide Campari-Milano SpA		115,159	886,305
Enel SpA		1,638,621	8,034,265
Eni SpA		513,243	9,115,068
Intesa Sanpaolo SpA		2,997,850	6,640,462
Leonardo SpA		80,130	870,381
Luxottica Group SpA		35,237	2,215,869
Mediobanca SpA		124,413	1,092,384
Moncler SpA		36,349	1,263,940
Pirelli & C. S.p.A. (d)		81,471	599,254
Poste Italiane SpA (d)		104,095	748,685
Prysmian SpA		48,286	938,500
Recordati SpA		20,700	701,500
Snam Rete Gas SpA		462,404	1,913,753
Telecom Italia SpA (b)		2,295,713	1,350,233
Terna SpA		278,354	1,439,243
UniCredit SpA		404,125	5,179,697

TOTAL ITALY			48,910,150

Japan - 16.0%
ABC-MART, Inc.		7,000	409,447
ACOM Co. Ltd.		75,900	280,501
AEON Co. Ltd.		123,700	2,839,182
AEON Financial Service Co. Ltd.		22,300	437,956
AEON MALL Co. Ltd.		20,870	386,382
Agc, Inc.		38,200	1,251,219
Air Water, Inc.		30,100	488,440
Aisin Seiki Co. Ltd.		32,900	1,293,140
Ajinomoto Co., Inc.		92,900	1,500,842
Alfresa Holdings Corp.		38,200	1,020,721
All Nippon Airways Ltd.		23,100	776,751
Alps Electric Co. Ltd.		38,200	900,481
Amada Holdings Co. Ltd.		67,200	633,080
Aozora Bank Ltd.		23,400	807,450
Asahi Group Holdings		73,500	3,229,963
Asahi Kasei Corp.		252,900	3,034,409
Asics Corp.		32,100	466,557
Astellas Pharma, Inc.		398,800	6,161,542
Bandai Namco Holdings, Inc.		40,600	1,444,667
Bank of Kyoto Ltd.		10,900	491,700
Benesse Holdings, Inc.		15,200	423,663
Bridgestone Corp.		121,600	4,688,811
Brother Industries Ltd.		44,500	816,763
Calbee, Inc.		16,000	531,750
Canon, Inc.		200,400	5,708,076
Casio Computer Co. Ltd.		38,400	579,577
Central Japan Railway Co.		29,000	5,565,352
Chiba Bank Ltd.		123,400	780,673
Chubu Electric Power Co., Inc.		121,100	1,746,345
Chugai Pharmaceutical Co. Ltd.		45,400	2,658,024
Chugoku Electric Power Co., Inc.		55,100	709,046
Coca-Cola West Co. Ltd.		27,200	712,332
Concordia Financial Group Ltd.		222,600	1,018,787
Credit Saison Co. Ltd.		33,300	528,805
CyberAgent, Inc.		20,500	872,340
CYBERDYNE, Inc. (a)(b)		22,400	158,419
Dai Nippon Printing Co. Ltd.		49,800	1,117,388
Dai-ichi Mutual Life Insurance Co.		218,800	4,105,856
Daicel Chemical Industries Ltd.		54,000	571,897
Daifuku Co. Ltd.		20,600	887,278
Daiichi Sankyo Kabushiki Kaisha		115,100	4,399,491
Daikin Industries Ltd.		50,100	5,807,187
Dainippon Sumitomo Pharma Co. Ltd.		31,900	666,510
Daito Trust Construction Co. Ltd.		14,800	1,954,358
Daiwa House Industry Co. Ltd.		113,300	3,421,018
Daiwa House REIT Investment Corp.		348	761,785
Daiwa Securities Group, Inc.		328,000	1,880,985
DeNA Co. Ltd.		21,800	362,617
DENSO Corp.		87,300	3,894,084
Dentsu, Inc.		44,000	2,040,713
Disco Corp.		5,900	939,629
Don Quijote Holdings Co. Ltd.		24,400	1,461,816
East Japan Railway Co.		62,000	5,414,940
Eisai Co. Ltd.		50,600	4,213,990
Electric Power Development Co. Ltd.		29,800	812,115
FamilyMart Co. Ltd.		15,400	1,785,013
Fanuc Corp.		39,000	6,784,715
Fast Retailing Co. Ltd.		11,800	5,941,364
Fuji Electric Co. Ltd.		24,400	744,822
Fujifilm Holdings Corp.		77,000	3,330,279
Fujitsu Ltd.		39,900	2,427,452
Fukuoka Financial Group, Inc.		29,200	717,465
Hakuhodo DY Holdings, Inc.		46,800	782,247
Hamamatsu Photonics K.K.		29,000	971,507
Hankyu Hanshin Holdings, Inc.		46,400	1,529,738
Hikari Tsushin, Inc.		4,200	734,028
Hino Motors Ltd.		54,300	519,775
Hirose Electric Co. Ltd.		6,383	606,989
Hisamitsu Pharmaceutical Co., Inc.		11,300	637,931
Hitachi Chemical Co. Ltd.		22,300	351,986
Hitachi Construction Machinery Co. Ltd.		22,500	597,385
Hitachi High-Technologies Corp.		13,600	512,855
Hitachi Ltd.		193,800	5,924,504
Hitachi Metals Ltd.		43,300	511,150
Honda Motor Co. Ltd.		327,500	9,348,661
Hoshizaki Corp.		10,800	871,963
Hoya Corp.		76,500	4,348,571
Hulic Co. Ltd.		62,100	569,624
Idemitsu Kosan Co. Ltd.		26,700	1,218,638
IHI Corp.		29,800	1,090,158
Iida Group Holdings Co. Ltd.		28,800	524,263
INPEX Corp.		207,800	2,366,138
Isetan Mitsukoshi Holdings Ltd.		67,800	792,399
Isuzu Motors Ltd.		110,100	1,443,471
Itochu Corp.		283,900	5,265,200
J. Front Retailing Co. Ltd.		45,300	593,625
Japan Airlines Co. Ltd.		23,800	847,296
Japan Airport Terminal Co. Ltd.		9,900	380,786
Japan Exchange Group, Inc.		103,500	1,858,386
Japan Post Bank Co. Ltd.		78,000	910,409
Japan Post Holdings Co. Ltd.		315,200	3,737,795
Japan Prime Realty Investment Corp.		164	585,740
Japan Real Estate Investment Corp.		266	1,372,021
Japan Retail Fund Investment Corp.		528	975,187
Japan Tobacco, Inc.		221,200	5,683,806
JFE Holdings, Inc.		100,000	1,879,158
JGC Corp.		42,300	818,795
JSR Corp.		39,600	591,710
JTEKT Corp.		42,300	526,281
JX Holdings, Inc.		660,700	4,464,338
Kajima Corp.		90,500	1,165,326
Kakaku.com, Inc.		28,500	517,034
Kamigumi Co. Ltd.		21,100	436,455
Kaneka Corp.		10,000	418,310
Kansai Electric Power Co., Inc.		140,500	2,150,423
Kansai Paint Co. Ltd.		36,200	536,094
Kao Corp.		99,500	6,618,962
Kawasaki Heavy Industries Ltd.		28,100	665,926
KDDI Corp.		364,800	8,828,106
Keihan Electric Railway Co., Ltd.		20,000	758,630
Keihin Electric Express Railway Co. Ltd.		44,800	663,454
Keio Corp.		20,900	1,135,164
Keisei Electric Railway Co.		26,100	804,352
Keyence Corp.		19,620	9,615,687
Kikkoman Corp.		29,500	1,616,225
Kintetsu Group Holdings Co. Ltd.		33,800	1,297,062
Kirin Holdings Co. Ltd.		166,800	3,980,271
Kobayashi Pharmaceutical Co. Ltd.		10,000	655,825
Kobe Steel Ltd.		61,100	491,263
Koito Manufacturing Co. Ltd.		21,100	1,006,053
Komatsu Ltd.		185,600	4,833,480
Konami Holdings Corp.		19,000	724,854
Konica Minolta, Inc.		92,000	910,652
Kose Corp.		6,200	926,964
Kubota Corp.		200,600	3,166,831
Kuraray Co. Ltd.		65,200	895,556
Kurita Water Industries Ltd.		19,300	476,022
Kyocera Corp.		65,100	3,523,401
Kyowa Hakko Kirin Co., Ltd.		52,800	1,022,570
Kyushu Electric Power Co., Inc.		77,300	900,183
Kyushu Railway Co.		32,500	996,588
Lawson, Inc.		9,900	626,455
LINE Corp. (b)		14,600	465,476
Lion Corp.		46,000	864,271
LIXIL Group Corp.		54,400	858,173
M3, Inc.		85,400	1,375,967
Mabuchi Motor Co. Ltd.		9,500	338,459
Makita Corp.		45,500	1,574,667
Marubeni Corp.		316,500	2,566,400
Marui Group Co. Ltd.		39,500	850,506
Maruichi Steel Tube Ltd.		10,800	312,031
Mazda Motor Corp.		115,800	1,233,396
McDonald's Holdings Co. (Japan) Ltd.		13,300	585,820
Mebuki Financial Group, Inc.		168,740	515,933
Medipal Holdings Corp.		35,300	758,026
Meiji Holdings Co. Ltd.		24,800	1,645,473
Minebea Mitsumi, Inc.		79,300	1,213,133
Misumi Group, Inc.		57,600	1,156,747
Mitsubishi Chemical Holdings Corp.		260,200	2,028,362
Mitsubishi Corp.		271,800	7,649,896
Mitsubishi Electric Corp.		366,000	4,633,356
Mitsubishi Estate Co. Ltd.		236,800	3,784,490
Mitsubishi Gas Chemical Co., Inc.		32,100	540,808
Mitsubishi Heavy Industries Ltd.		61,400	2,164,457
Mitsubishi Materials Corp.		21,400	592,457
Mitsubishi Motors Corp. of Japan		136,300	856,137
Mitsubishi Tanabe Pharma Corp.		51,500	761,306
Mitsubishi UFJ Financial Group, Inc.		2,381,500	14,414,012
Mitsubishi UFJ Lease & Finance Co. Ltd.		79,900	411,414
Mitsui & Co. Ltd.		342,200	5,717,686
Mitsui Chemicals, Inc.		37,000	829,694
Mitsui Fudosan Co. Ltd.		178,800	4,026,978
Mitsui OSK Lines Ltd.		23,600	573,588
Mizuho Financial Group, Inc.		4,859,200	8,345,013
MS&AD Insurance Group Holdings, Inc.		94,800	2,847,530
Murata Manufacturing Co. Ltd.		36,300	5,522,130
Nabtesco Corp.		23,000	507,148
Nagoya Railroad Co. Ltd.		35,800	864,898
NEC Corp.		52,700	1,512,766
New Hampshire Foods Ltd.		18,700	644,886
Nexon Co. Ltd. (b)		89,400	1,018,907
NGK Insulators Ltd.		53,700	755,778
NGK Spark Plug Co. Ltd.		32,300	656,105
Nidec Corp.		44,900	5,765,950
Nikon Corp.		63,700	1,110,460
Nintendo Co. Ltd.		22,800	7,118,226
Nippon Building Fund, Inc.		273	1,560,553
Nippon Electric Glass Co. Ltd.		17,600	443,440
Nippon Express Co. Ltd.		15,100	952,939
Nippon Paint Holdings Co. Ltd.		29,700	930,469
Nippon Prologis REIT, Inc.		349	703,970
Nippon Steel & Sumitomo Metal Corp.		151,570	2,795,886
Nippon Telegraph & Telephone Corp.		139,200	5,740,416
Nippon Yusen KK		30,800	496,678
Nissan Chemical Corp.		26,100	1,230,649
Nissan Motor Co. Ltd.		463,900	4,220,452
Nisshin Seifun Group, Inc.		40,295	801,790
Nissin Food Holdings Co. Ltd.		11,600	749,448
Nitori Holdings Co. Ltd.		16,200	2,115,540
Nitto Denko Corp.		33,500	2,092,915
NKSJ Holdings, Inc.		67,450	2,782,012
NOK Corp.		15,900	228,844
Nomura Holdings, Inc.		691,600	3,321,035
Nomura Real Estate Holdings, Inc.		24,300	456,345
Nomura Real Estate Master Fund, Inc.		794	1,029,487
Nomura Research Institute Ltd.		22,902	1,014,845
NSK Ltd.		71,900	710,368
NTT Data Corp.		128,800	1,653,598
NTT DOCOMO, Inc.		274,700	6,812,243
Obayashi Corp.		132,100	1,166,208
OBIC Co. Ltd.		12,800	1,166,163
Odakyu Electric Railway Co. Ltd.		60,200	1,272,670
Oji Holdings Corp.		175,000	1,242,697
Olympus Corp.		59,200	1,973,242
OMRON Corp.		39,100	1,587,078
Ono Pharmaceutical Co. Ltd.		77,200	1,759,723
Oracle Corp. Japan		7,900	536,305
Oriental Land Co. Ltd.		40,100	3,772,424
ORIX Corp.		265,600	4,333,492
Osaka Gas Co. Ltd.		76,300	1,395,222
Otsuka Corp.		21,400	711,215
Otsuka Holdings Co. Ltd.		79,200	3,787,975
Panasonic Corp.		442,900	4,752,962
Park24 Co. Ltd.		20,500	539,775
Pola Orbis Holdings, Inc.		19,000	508,530
Rakuten, Inc.		172,400	1,166,111
Recruit Holdings Co. Ltd.		221,900	5,955,705
Renesas Electronics Corp. (b)		169,200	896,722
Resona Holdings, Inc.		421,800	2,218,683
Ricoh Co. Ltd.		137,800	1,375,558
Rinnai Corp.		6,700	488,093
ROHM Co. Ltd.		19,300	1,358,107
Ryohin Keikaku Co. Ltd.		4,800	1,268,117
Sankyo Co. Ltd. (Gunma)		8,600	328,116
Santen Pharmaceutical Co. Ltd.		73,900	1,097,022
SBI Holdings, Inc. Japan		45,530	1,194,792
Secom Co. Ltd.		41,900	3,430,419
Sega Sammy Holdings, Inc.		35,800	461,004
Seibu Holdings, Inc.		44,500	807,298
Seiko Epson Corp.		57,200	921,563
Sekisui Chemical Co. Ltd.		75,200	1,181,633
Sekisui House Ltd.		126,400	1,855,176
Seven & i Holdings Co. Ltd.		151,100	6,542,630
Seven Bank Ltd.		126,300	395,125
SG Holdings Co. Ltd.		19,600	494,017
Sharp Corp. (a)		35,400	543,071
Shimadzu Corp.		45,200	1,142,869
Shimamura Co. Ltd.		4,400	370,062
SHIMANO, Inc.		14,800	2,025,187
SHIMIZU Corp.		108,500	880,733
Shin-Etsu Chemical Co. Ltd.		73,900	6,175,122
Shinsei Bank Ltd.		34,600	527,062
Shionogi & Co. Ltd.		56,900	3,638,397
Shiseido Co. Ltd.		76,400	4,820,496
Shizuoka Bank Ltd.		92,100	805,784
Showa Denko K.K.		27,000	1,175,678
Showa Shell Sekiyu K.K.		39,000	744,361
SMC Corp.		11,600	3,716,400
SoftBank Corp.		166,500	13,176,613
Sohgo Security Services Co., Ltd.		14,800	659,760
Sony Corp.		255,000	13,799,772
Sony Financial Holdings, Inc.		34,700	800,510
Stanley Electric Co. Ltd.		25,600	758,913
Subaru Corp.		122,500	3,304,400
Sumco Corp.		47,700	643,809
Sumitomo Chemical Co. Ltd.		301,000	1,507,826
Sumitomo Corp.		225,100	3,414,019
Sumitomo Electric Industries Ltd.		149,900	2,044,275
Sumitomo Heavy Industries Ltd.		22,200	698,207
Sumitomo Metal Mining Co. Ltd.		47,300	1,489,290
Sumitomo Mitsui Financial Group, Inc.		270,800	10,543,625
Sumitomo Mitsui Trust Holdings, Inc.		67,500	2,682,012
Sumitomo Realty & Development Co. Ltd.		71,000	2,439,565
Sumitomo Rubber Industries Ltd.		33,700	485,333
Sundrug Co. Ltd.		15,300	555,945
Suntory Beverage & Food Ltd.		28,300	1,154,974
Suzuken Co. Ltd.		15,030	761,923
Suzuki Motor Corp.		69,700	3,475,710
Sysmex Corp.		33,900	2,380,676
T&D Holdings, Inc.		113,200	1,809,583
Taiheiyo Cement Corp.		24,700	726,839
Taisei Corp.		43,300	1,851,875
Taisho Pharmaceutical Holdings Co. Ltd.		7,300	778,943
Taiyo Nippon Sanso Corp.		25,100	404,189
Takashimaya Co. Ltd.		27,500	432,787
Takeda Pharmaceutical Co. Ltd. (a)		143,300	5,941,153
TDK Corp.		26,300	2,267,851
Teijin Ltd.		36,600	634,523
Temp Holdings Co., Ltd.		35,200	670,090
Terumo Corp.		61,600	3,325,287
THK Co. Ltd.		24,200	536,396
Tobu Railway Co. Ltd.		38,000	1,056,880
Toho Co. Ltd.		23,000	750,384
Toho Gas Co. Ltd.		15,200	525,369
Tohoku Electric Power Co., Inc.		84,700	1,071,933
Tokio Marine Holdings, Inc.		135,500	6,383,695
Tokyo Century Corp.		8,700	466,478
Tokyo Electric Power Co., Inc.(b)		296,800	1,519,075
Tokyo Electron Ltd.		31,800	4,291,369
Tokyo Gas Co. Ltd.		79,100	1,945,299
Tokyo Tatemono Co. Ltd.		40,800	438,810
Tokyu Corp.		100,300	1,657,003
Tokyu Fudosan Holdings Corp.		100,300	565,124
Toppan Printing Co. Ltd.		50,500	713,940
Toray Industries, Inc.		281,700	1,998,181
Toshiba Corp. (b)		132,300	3,963,079
Tosoh Corp.		53,000	697,787
Toto Ltd.		28,800	1,030,356
Toyo Seikan Group Holdings Ltd.		30,300	618,175
Toyo Suisan Kaisha Ltd.		18,400	634,342
Toyoda Gosei Co. Ltd.		14,100	304,281
Toyota Industries Corp.		29,700	1,460,850
Toyota Motor Corp.		462,282	27,080,928
Toyota Tsusho Corp.		43,200	1,559,029
Trend Micro, Inc.		24,300	1,398,849
Tsuruha Holdings, Inc.		7,500	781,672
Unicharm Corp.		81,800	2,227,054
United Urban Investment Corp.		591	900,367
USS Co. Ltd.		45,000	812,381
West Japan Railway Co.		32,700	2,199,325
Yahoo! Japan Corp.		581,400	1,813,851
Yakult Honsha Co. Ltd.		22,600	1,604,343
Yamada Denki Co. Ltd. (a)		121,200	571,440
Yamaguchi Financial Group, Inc.		40,000	422,918
Yamaha Corp.		28,100	1,234,837
Yamaha Motor Co. Ltd.		56,000	1,324,390
Yamato Holdings Co. Ltd.		62,700	1,714,118
Yamazaki Baking Co. Ltd.		24,400	440,275
Yaskawa Electric Corp.		48,300	1,396,048
Yokogawa Electric Corp.		45,200	887,460
Yokohama Rubber Co. Ltd.		25,000	484,285
Zozo, Inc.		41,100	990,392

TOTAL JAPAN			654,319,329

Korea (South) - 3.1%
AMOREPACIFIC Corp.		6,577	881,929
AMOREPACIFIC Group, Inc.		5,913	321,821
BGF Retail Co. Ltd.		1,685	248,837
BS Financial Group, Inc.		55,102	366,542
Celltrion Healthcare Co. Ltd.		6,701	374,105
Celltrion Pharm, Inc.		3,123	146,433
Celltrion, Inc. (b)		16,505	3,146,220
Cheil Industries, Inc.		15,424	1,466,699
Cheil Worldwide, Inc.		14,313	284,755
CJ CheilJedang Corp.		1,663	472,228
CJ Corp.		2,787	266,243
CJ O Shopping Co. Ltd.		2,218	439,323
Coway Co. Ltd.		9,904	610,211
Daelim Industrial Co.		5,871	391,057
Daewoo Engineering & Construction Co. Ltd. (b)		34,104	135,250
Db Insurance Co. Ltd.		10,345	650,982
DGB Financial Group Co. Ltd.		32,192	265,210
Dong Suh Companies, Inc.		5,993	97,957
Doosan Bobcat, Inc.		6,913	213,267
Doosan Heavy Industries & Construction Co. Ltd. (b)		11,852	113,742
E-Mart Co. Ltd.		4,219	756,166
GS Engineering & Construction Corp.		10,469	383,068
GS Holdings Corp.		10,662	453,205
GS Retail Co. Ltd.		5,894	185,447
Hana Financial Group, Inc.		60,119	2,018,017
Hankook Tire Co. Ltd.		15,301	555,181
Hanmi Pharm Co. Ltd.		1,311	447,532
Hanmi Science Co. Ltd.		2,543	148,657
Hanon Systems		35,715	342,751
Hanssem Co. Ltd.		2,000	85,627
Hanwha Chemical Corp.		22,403	317,098
Hanwha Corp.		8,590	211,550
Hanwha Life Insurance Co. Ltd.		62,699	246,455
HDC Hyundai Development Co. (b)		6,658	256,750
HLB, Inc. (b)		6,289	477,325
Hotel Shilla Co.		6,436	402,179
Hyundai Department Store Co. Ltd.		2,962	225,070
Hyundai Engineering & Construction Co. Ltd.		15,820	634,325
Hyundai Fire & Marine Insurance Co. Ltd.		11,954	437,929
Hyundai Glovis Co. Ltd.		3,985	398,151
Hyundai Heavy Industries Co. Ltd. (b)		7,371	804,285
Hyundai Mobis		13,827	2,302,480
Hyundai Motor Co.		30,891	2,883,340
Hyundai Robotics Co. Ltd. (b)		2,000	624,890
Hyundai Steel Co.		16,269	595,294
Industrial Bank of Korea		51,558	671,022
ING Life Insurance Korea Ltd. (d)		6,276	168,588
Kakao Corp.		10,244	822,393
Kangwon Land, Inc.		24,347	612,409
KB Financial Group, Inc.		80,658	3,354,671
KCC Corp.		1,104	238,990
KEPCO Plant Service & Engineering Co. Ltd.		4,991	120,291
Kia Motors Corp.		53,624	1,334,725
Korea Aerospace Industries Ltd. (b)		14,252	361,609
Korea Electric Power Corp.		52,163	1,244,406
Korea Express Co. Ltd. (b)		1,608	223,372
Korea Gas Corp. (b)		5,699	260,226
Korea Investment Holdings Co. Ltd.		8,492	441,346
Korea Zinc Co. Ltd.		1,736	576,638
Korean Air Lines Co. Ltd.		9,109	219,143
KT Corp.		2,367	59,478
KT Corp. sponsored ADR		4,577	63,346
KT&G Corp.		23,648	2,103,656
Kumho Petro Chemical Co. Ltd.		3,489	263,280
LG Chemical Ltd.		9,325	2,835,911
LG Corp.		19,277	1,120,127
LG Display Co. Ltd.		47,363	690,219
LG Electronics, Inc.		21,604	1,198,539
LG Household & Health Care Ltd.		1,927	1,763,180
LG Innotek Co. Ltd.		2,694	292,775
LG Telecom Ltd.		43,058	609,454
Lotte Chemical Corp.		3,483	801,304
Lotte Confectionery Co. Ltd. (b)		5,621	234,249
Lotte Shopping Co. Ltd.		2,390	405,316
Medy-Tox, Inc.		884	361,348
Mirae Asset Daewoo Co. Ltd.		81,270	457,990
NAVER Corp.		28,025	2,812,325
NCSOFT Corp.		3,517	1,323,884
Netmarble Corp. (d)		5,227	513,080
Oci Co. Ltd.		3,640	271,804
Orion Corp./Republic of Korea		4,559	379,983
Ottogi Corp.		238	137,460
Pearl Abyss Corp. (b)		1,151	207,402
POSCO		15,703	3,589,739
Posco Daewoo Corp.		10,498	163,772
S-Oil Corp.		9,159	995,369
S1 Corp.		3,231	273,262
Samsung Biologics Co. Ltd. (b)(d)		3,302	1,121,407
Samsung Card Co. Ltd.		5,624	165,861
Samsung Electro-Mechanics Co. Ltd.		11,405	1,179,483
Samsung Electronics Co. Ltd.		975,411	36,246,649
Samsung Engineering Co. Ltd. (b)		31,899	510,216
Samsung Fire & Marine Insurance Co. Ltd.		6,280	1,532,848
Samsung Heavy Industries Co. Ltd. (b)		94,504	576,466
Samsung Life Insurance Co. Ltd.		14,324	1,154,959
Samsung SDI Co. Ltd.		11,169	2,305,258
Samsung SDS Co. Ltd.		6,949	1,172,377
Samsung Securities Co. Ltd.		12,729	298,423
Shinhan Financial Group Co. Ltd.		86,695	3,224,924
Shinsegae Co. Ltd.		1,533	347,310
SillaJen, Inc. (b)		12,196	736,463
SK C&C Co. Ltd.		6,451	1,478,472
SK Energy Co. Ltd.		13,140	2,458,712
SK Hynix, Inc.		117,188	7,004,576
SK Telecom Co. Ltd.		4,113	965,165
STX Pan Ocean Co. Ltd. (Korea) (b)		43,787	183,053
ViroMed Co. Ltd. (b)		2,757	450,157
Woori Bank		95,874	1,323,414
Woori Investment & Securities Co. Ltd.		26,870	286,127
Yuhan Corp.		1,637	240,313

TOTAL KOREA (SOUTH)			126,626,297

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		134,852	3,366,392
Eurofins Scientific SA		2,336	1,181,117
Millicom International Cellular SA (depository receipt)		13,807	780,035
PLAY Communications SA (d)		23,760	102,170
Reinet Investments SCA		29,906	501,119
RTL Group SA		7,675	492,898
SES SA (France) (depositary receipt)		72,448	1,557,055
Tenaris SA		95,961	1,412,608

TOTAL LUXEMBOURG			9,393,394

Malaysia - 0.6%
AirAsia Group BHD		300,900	189,119
Alliance Bank Malaysia Bhd		222,900	210,941
AMMB Holdings Bhd		318,100	288,871
Astro Malaysia Holdings Bhd (d)		299,300	96,560
Axiata Group Bhd		572,683	466,686
British American Tobacco (Malaysia) Bhd		30,700	228,168
Bumiputra-Commerce Holdings Bhd		950,673	1,299,522
Dialog Group Bhd		744,122	602,838
DiGi.com Bhd		638,800	657,959
Felda Global Ventures Holdings Bhd (d)		279,200	93,411
Fraser & Neave Holdings BHD		25,900	208,586
Gamuda Bhd		399,500	228,177
Genting Bhd		429,900	754,084
Genting Malaysia Bhd		610,800	655,393
Genting Plantations Bhd		48,500	111,847
Hap Seng Consolidated Bhd		125,000	294,241
Hartalega Holdings Bhd		254,700	381,030
Hong Leong Bank Bhd		135,300	669,306
Hong Leong Credit Bhd		45,600	200,293
IHH Healthcare Bhd (d)		497,500	594,456
IJM Corp. Bhd		551,500	214,827
IOI Corp. Bhd		378,900	407,468
IOI Properties Group Bhd		282,350	88,393
Kuala Lumpur Kepong Bhd		83,900	499,651
Malayan Banking Bhd		780,643	1,770,415
Malaysia Airports Holdings Bhd		184,602	366,160
Maxis Bhd		476,300	595,304
MISC Bhd		226,700	330,474
My E.G.Services Bhd		442,000	126,754
Nestle (Malaysia) BHD		11,200	384,887
Petronas Chemicals Group Bhd		488,700	1,091,969
Petronas Dagangan Bhd		39,700	246,672
Petronas Gas Bhd		144,600	631,686
PPB Group Bhd		121,080	484,957
Press Metal Bhd		252,200	291,707
Public Bank Bhd		591,000	3,474,394
RHB Capital Bhd		213,374	266,686
RHB Capital Bhd (b)(c)		46,292	0
Sime Darby Bhd		455,285	239,366
Sime Darby Plantation Bhd		493,485	620,320
Sime Darby Property Bhd		627,685	146,252
SP Setia Bhd		308,677	154,910
Telekom Malaysia Bhd		213,826	121,617
Tenaga Nasional Bhd		632,700	2,222,653
Top Glove Corp. Bhd		285,600	405,416
UMW Holdings Bhd		94,200	106,930
Westports Holdings Bhd		234,100	190,771
YTL Corp. Bhd		657,222	166,485

TOTAL MALAYSIA			23,878,612

Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,340,600	246,799
Mexico - 0.7%
Alfa SA de CV Series A		627,200	661,064
Alsea S.A.B. de CV		100,900	257,996
America Movil S.A.B. de CV Series L		6,830,300	4,946,216
Banco Santander Mexico SA		350,460	437,013
CEMEX S.A.B. de CV unit (b)		2,957,094	1,476,127
Coca-Cola FEMSA S.A.B. de CV Series L		105,600	602,307
El Puerto de Liverpool S.A.B. de CV Class C		38,270	242,526
Embotelladoras Arca S.A.B. de CV		93,200	468,678
Fibra Uno Administracion SA de CV		681,600	732,494
Fomento Economico Mexicano S.A.B. de CV unit		393,900	3,348,681
Gruma S.A.B. de CV Series B		41,265	430,664
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		74,700	617,988
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		42,850	712,238
Grupo Bimbo S.A.B. de CV Series A		341,200	639,123
Grupo Carso SA de CV Series A1		86,700	255,150
Grupo Financiero Banorte S.A.B. de CV Series O		524,900	2,887,909
Grupo Financiero Inbursa S.A.B. de CV Series O		480,100	622,305
Grupo Mexico SA de CV Series B		711,324	1,641,281
Grupo Televisa SA de CV		495,600	1,428,739
Industrias Penoles SA de CV		28,485	401,475
Infraestructura Energetica Nova S.A.B. de CV		102,600	402,202
Kimberly-Clark de Mexico SA de CV Series A		292,800	422,049
Mexichem S.A.B. de CV		218,337	576,765
Promotora y Operadora de Infraestructura S.A.B. de CV		43,550	396,325
Wal-Mart de Mexico SA de CV Series V		1,059,900	2,706,982

TOTAL MEXICO			27,314,297

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit (d)		537,500	511,321
HKT Trust/HKT Ltd. unit		779,860	1,074,030

TOTAL MULTI-NATIONAL			1,585,351

Netherlands - 2.9%
ABN AMRO Group NV GDR		85,844	2,109,917
AEGON NV		368,144	2,263,358
AerCap Holdings NV (b)		27,375	1,370,940
Airbus Group NV		117,257	12,958,573
Akzo Nobel NV		50,595	4,256,721
ASML Holding NV (Netherlands)		82,539	14,216,858
CNH Industrial NV		207,948	2,163,600
EXOR NV		22,063	1,250,482
Ferrari NV		24,927	2,922,174
Fiat Chrysler Automobiles NV		218,781	3,332,941
Heineken Holding NV		23,213	2,011,354
Heineken NV (Bearer)		52,383	4,722,796
ING Groep NV (Certificaten Van Aandelen)		782,847	9,261,859
Koninklijke Ahold Delhaize NV		251,982	5,773,792
Koninklijke DSM NV		36,661	3,213,133
Koninklijke KPN NV		682,267	1,800,180
Koninklijke Philips Electronics NV		189,670	7,073,905
NN Group NV		62,596	2,694,176
NXP Semiconductors NV		69,173	5,187,283
QIAGEN NV (Germany) (b)		46,472	1,688,053
Randstad NV		24,129	1,217,539
STMicroelectronics NV (France)		138,576	2,106,553
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		27,742	5,036,314
Unilever NV (Certificaten Van Aandelen) (Bearer)		310,856	16,703,847
Vopak NV		14,707	666,315
Wolters Kluwer NV		58,880	3,345,192
X5 Retail Group NV unit		24,767	578,628

TOTAL NETHERLANDS			119,926,483

New Zealand - 0.1%
Auckland International Airport Ltd.		197,239	899,671
Fisher & Paykel Healthcare Corp.		117,382	1,041,728
Fletcher Building Ltd.		175,937	693,438
Meridian Energy Ltd.		258,545	528,917
Ryman Healthcare Group Ltd.		77,827	614,511
Spark New Zealand Ltd.		372,704	960,672
The a2 Milk Co. Ltd. (b)		148,506	1,009,777

TOTAL NEW ZEALAND			5,748,714

Norway - 0.5%
Aker Bp ASA		21,840	720,245
DNB ASA		195,542	3,538,629
Equinor ASA		233,474	6,073,792
Gjensidige Forsikring ASA		41,773	647,175
Marine Harvest ASA		84,481	2,044,429
Norsk Hydro ASA		267,167	1,386,893
Orkla ASA		163,126	1,407,600
Schibsted ASA (B Shares)		20,365	645,028
Telenor ASA		152,032	2,789,123
Yara International ASA		36,008	1,549,278

TOTAL NORWAY			20,802,192

Pakistan - 0.0%
Habib Bank Ltd.		129,900	142,927
Lucky Cement Ltd.		26,450	99,296
MCB Bank Ltd.		74,000	110,551
Oil & Gas Development Co. Ltd.		126,500	151,886
United Bank Ltd.		90,100	102,015

TOTAL PAKISTAN			606,675

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		277,710	1,528,051
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		35,796	495,417
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		415,210	365,194
Aboitiz Power Corp.		295,900	186,609
Alliance Global Group, Inc. (b)		783,100	166,477
Ayala Corp.		50,640	871,845
Ayala Land, Inc.		1,456,400	1,080,642
Bank of the Philippine Islands (BPI)		170,906	262,738
BDO Unibank, Inc.		397,304	910,044
DMCI Holdings, Inc.		844,450	202,907
Globe Telecom, Inc.		6,890	269,478
GT Capital Holdings, Inc.		17,052	242,520
International Container Terminal Services, Inc.		106,740	180,773
JG Summit Holdings, Inc.		589,990	522,232
Jollibee Food Corp.		91,420	472,181
Manila Electric Co.		42,530	292,729
Megaworld Corp.		2,361,100	194,855
Metro Pacific Investments Corp.		2,677,200	240,481
Metropolitan Bank & Trust Co.		158,120	193,962
Philippine Long Distance Telephone Co.		18,400	475,454
Robinsons Land Corp.		380,806	149,295
Security Bank Corp.		43,910	118,656
SM Investments Corp.		49,143	827,679
SM Prime Holdings, Inc.		2,055,100	1,299,893
Universal Robina Corp.		186,800	454,442

TOTAL PHILIPPINES			9,981,086

Poland - 0.3%
Alior Bank SA (b)		17,300	260,369
Bank Handlowy w Warszawie SA		6,306	115,039
Bank Millennium SA (b)		116,377	267,805
Bank Polska Kasa Opieki SA		34,954	953,751
Bank Zachodni WBK SA		7,165	635,619
BRE Bank SA		2,838	276,615
CD Projekt RED SA (b)		14,136	583,175
Cyfrowy Polsat SA (b)		52,688	303,456
Dino Polska SA (b)(d)		9,430	207,663
Grupa Lotos SA		17,638	318,455
Jastrzebska Spolka Weglowa SA (b)		10,000	192,851
KGHM Polska Miedz SA (Bearer) (b)		28,106	636,371
LPP SA		268	548,272
NG2 SA		5,491	238,979
Polish Oil & Gas Co. SA		362,515	591,414
Polska Grupa Energetyczna SA (b)		160,952	440,849
Polski Koncern Naftowy Orlen SA		61,137	1,469,652
Powszechna Kasa Oszczednosci Bank SA		178,406	1,856,522
Powszechny Zaklad Ubezpieczen SA		124,012	1,266,250
Telekomunikacja Polska SA (b)		134,004	151,565
Zaklady Azotowe w Tarnowie-Moscicach SA		8,499	57,367

TOTAL POLAND			11,372,039

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(c)		82,039	1
Energias de Portugal SA		519,880	1,827,766
Galp Energia SGPS SA Class B		101,554	1,770,812
Jeronimo Martins SGPS SA		51,461	633,000

TOTAL PORTUGAL			4,231,579

Qatar - 0.3%
Barwa Real Estate Co. (b)		18,460	189,569
Doha Bank (b)		30,003	181,040
Ezdan Holding Group (b)		157,953	474,596
Industries Qatar QSC (b)		36,991	1,422,238
Masraf al Rayan (b)		72,989	761,563
Qatar Electricity & Water Co. (b)		10,104	521,379
Qatar Insurance Co. SAQ		34,095	343,666
Qatar Islamic Bank (b)		23,654	993,975
Qatar National Bank SAQ		91,898	4,921,755
Qatar Telecom (Qtel) Q.S.C. (b)		15,850	299,848
The Commercial Bank of Qatar (b)		39,983	455,176

TOTAL QATAR			10,564,805

Russia - 0.9%
Alrosa Co. Ltd.		523,901	794,515
Gazprom OAO		1,535,512	3,623,994
Gazprom OAO sponsored ADR (Reg. S)		300,704	1,424,736
Inter Rao Ues JSC		6,755,000	408,333
Lukoil PJSC		71,846	5,393,324
Lukoil PJSC sponsored ADR		26,871	2,007,264
Magnit OJSC GDR (Reg. S)		73,524	981,178
Magnitogorsk Iron & Steel Works PJSC		420,400	305,980
MMC Norilsk Nickel PJSC		9,533	1,591,878
MMC Norilsk Nickel PJSC sponsored ADR		33,213	550,672
Mobile TeleSystems OJSC sponsored ADR		100,626	806,014
Moscow Exchange MICEX-RTS OAO		282,805	377,367
NOVATEK OAO GDR (Reg. S)		18,478	3,132,021
Novolipetsk Steel OJSC		247,420	602,533
PhosAgro OJSC GDR (Reg. S)		22,289	291,986
Polyus PJSC		5,052	318,426
Rosneft Oil Co. OJSC		176,573	1,234,225
Rosneft Oil Co. OJSC GDR (Reg. S)		57,870	406,826
RusHydro PJSC		13,548,000	113,075
RusHydro PJSC ADR		68,343	53,581
Sberbank of Russia		2,172,156	6,243,396
Severstal PAO		28,843	450,988
Severstal PAO GDR (Reg. S)		14,614	226,663
Surgutneftegas OJSC		637,100	256,973
Surgutneftegas OJSC sponsored ADR		72,932	290,269
Tatneft PAO		238,461	2,839,504
Tatneft PAO sponsored ADR		11,837	834,035
VTB Bank OJSC (b)		659,090,334	365,996

TOTAL RUSSIA			35,925,752

Singapore - 0.8%
Ascendas Real Estate Investment Trust		479,100	871,625
BOC Aviation Ltd. Class A		42,400	303,052
CapitaCommercial Trust (REIT)		509,046	635,779
CapitaLand Ltd.		521,500	1,182,190
CapitaMall Trust		504,600	768,658
City Developments Ltd.		84,700	483,686
ComfortDelgro Corp. Ltd.		445,500	723,658
DBS Group Holdings Ltd.		360,529	6,106,205
Jardine Cycle & Carriage Ltd.		19,300	421,767
Keppel Corp. Ltd.		299,200	1,339,234
Oversea-Chinese Banking Corp. Ltd.		643,569	4,990,024
Sembcorp Industries Ltd.		203,100	413,487
Singapore Airlines Ltd.		107,300	734,364
Singapore Airport Terminal Service Ltd.		132,600	476,734
Singapore Exchange Ltd.		160,700	793,552
Singapore Press Holdings Ltd.		335,100	641,097
Singapore Technologies Engineering Ltd.		316,400	810,901
Singapore Telecommunications Ltd.		1,652,700	3,770,373
Suntec (REIT)		434,200	554,838
United Overseas Bank Ltd.		268,453	4,725,036
UOL Group Ltd.		105,077	457,434
Venture Corp. Ltd.		55,600	614,946
Wilmar International Ltd.		389,400	888,354
Yangzijiang Shipbuilding Holdings Ltd.		470,400	421,107

TOTAL SINGAPORE			33,128,101

South Africa - 1.4%
Anglo American Platinum Ltd.		10,251	334,876
AngloGold Ashanti Ltd.		84,246	815,534
Aspen Pharmacare Holdings Ltd.		79,004	835,426
Barclays Africa Group Ltd.		145,740	1,473,058
Bidcorp Ltd.		68,663	1,287,807
Bidvest Group Ltd.		67,521	841,100
Capitec Bank Holdings Ltd.		8,474	569,052
Clicks Group Ltd.		50,982	649,694
Coronation Fund Managers Ltd.		43,671	145,437
Discovery Ltd.		72,036	771,167
Exxaro Resources Ltd.		53,187	544,038
FirstRand Ltd.		681,250	2,969,747
Fortress (REIT) Ltd.:
Class A		214,018	245,317
Class B		110,459	107,745
Foschini Ltd.		45,861	501,184
Gold Fields Ltd.		170,820	451,606
Growthpoint Properties Ltd.		597,556	917,447
Hyprop Investments Ltd.		51,417	314,619
Imperial Holdings Ltd.		32,298	356,663
Investec Ltd.		59,944	372,890
Kumba Iron Ore Ltd.		12,325	241,446
Liberty Holdings Ltd.		24,831	181,766
Life Healthcare Group Holdings Ltd.		276,485	459,168
MMI Holdings Ltd.		180,265	218,114
Mondi Ltd.		24,422	584,175
Mr Price Group Ltd.		51,580	807,553
MTN Group Ltd.		343,162	1,988,839
Naspers Ltd. Class N		88,393	15,534,639
Nedbank Group Ltd.		77,460	1,306,988
Netcare Ltd.		234,543	394,760
Old Mutual Ltd.		1,001,292	1,540,032
Pick 'n Pay Stores Ltd.		78,245	361,351
Pioneer Foods Ltd.		24,540	134,706
PSG Group Ltd.		31,595	471,146
Rand Merchant Insurance Holdings Ltd.		131,214	305,432
Redefine Properties Ltd.		1,114,993	724,812
Remgro Ltd.		107,474	1,385,488
Resilient Property Income Fund Ltd.		56,772	230,205
RMB Holdings Ltd.		143,673	725,158
Sanlam Ltd.		350,500	1,764,320
Sappi Ltd.		106,648	599,586
Sasol Ltd.		112,415	3,673,718
Shoprite Holdings Ltd.		89,668	1,095,892
Spar Group Ltd.		40,081	477,712
Standard Bank Group Ltd.		262,137	2,902,209
Telkom SA Ltd.		55,360	201,326
Tiger Brands Ltd.		33,118	591,713
Truworths International Ltd.		90,418	495,958
Vodacom Group Ltd.		122,739	1,034,993
Woolworths Holdings Ltd.		201,527	695,731

TOTAL SOUTH AFRICA			55,633,343

Spain - 1.9%
ACS Actividades de Construccion y Servicios SA		52,436	1,966,457
Aena Sme SA		13,661	2,184,033
Amadeus IT Holding SA Class A		88,455	7,131,421
Banco Bilbao Vizcaya Argentaria SA		1,342,486	7,409,308
Banco de Sabadell SA		1,142,922	1,508,128
Banco Santander SA:
rights (b)		3,255,079	126,459
(Spain)		3,255,079	15,487,525
Bankia SA		250,821	789,493
Bankinter SA		137,201	1,125,723
CaixaBank SA		728,449	2,947,823
Enagas SA		46,304	1,229,340
Endesa SA		62,430	1,306,746
Ferrovial SA		96,621	1,937,049
Gas Natural SDG SA		71,081	1,748,675
Grifols SA		59,691	1,703,071
Iberdrola SA		1,200,699	8,507,983
Inditex SA		219,584	6,200,386
International Consolidated Airlines Group SA		103,426	798,932
International Consolidated Airlines Group SA CDI		20,429	157,562
MAPFRE SA (Reg.)		220,388	660,002
Red Electrica Corporacion SA		86,490	1,790,902
Repsol SA		273,699	4,890,687
Siemens Gamesa Renewable Energy SA (b)		48,445	537,299
Telefonica SA		941,011	7,719,171

TOTAL SPAIN			79,864,175

Sweden - 1.6%
Alfa Laval AB		59,808	1,527,363
ASSA ABLOY AB (B Shares)		200,746	3,992,991
Atlas Copco AB:
(A Shares)		136,170	3,371,830
(B Shares)		77,336	1,772,589
Boliden AB		55,732	1,273,758
Electrolux AB (B Shares)		48,870	1,015,727
Epiroc AB:
Class A (b)		136,170	1,195,765
Class B (b)		79,314	653,760
Essity AB Class B		122,896	2,805,437
H&M Hennes & Mauritz AB (B Shares)		177,725	3,139,116
Hexagon AB (B Shares)		52,510	2,574,101
Husqvarna AB (B Shares)		83,005	626,949
ICA Gruppen AB (a)		15,877	561,958
Industrivarden AB (C Shares)		32,774	681,184
Investor AB (B Shares)		91,218	3,954,277
Kinnevik AB (B Shares)		47,573	1,319,920
Lundbergfoeretagen AB		15,222	469,743
Lundin Petroleum AB		38,075	1,162,494
Sandvik AB		226,464	3,585,848
Securitas AB (B Shares)		62,976	1,080,092
Skandinaviska Enskilda Banken AB (A Shares)		325,981	3,375,528
Skanska AB (B Shares)		69,337	1,091,447
SKF AB (B Shares)		77,015	1,237,135
Svenska Handelsbanken AB (A Shares)		305,922	3,325,324
Swedbank AB (A Shares)		181,745	4,093,217
Swedish Match Co. AB		36,786	1,874,443
Tele2 AB (B Shares)		72,098	819,372
Telefonaktiebolaget LM Ericsson (B Shares)		617,495	5,376,380
TeliaSonera AB		571,133	2,575,080
Volvo AB (B Shares)		314,915	4,707,646

TOTAL SWEDEN			65,240,474

Switzerland - 5.7%
ABB Ltd. (Reg.)		369,741	7,439,759
Adecco SA (Reg.)		32,996	1,616,465
Baloise Holdings AG		9,941	1,423,315
Barry Callebaut AG		436	852,389
Clariant AG (Reg.)		40,562	874,349
Coca-Cola HBC AG		40,925	1,208,369
Compagnie Financiere Richemont SA Series A		105,031	7,676,783
Credit Suisse Group AG		514,572	6,727,343
Dufry AG		6,522	735,316
Ems-Chemie Holding AG		1,630	898,228
Galenica AG		9,243	1,335,768
Geberit AG (Reg.)		7,511	2,940,562
Givaudan SA		1,842	4,469,888
Julius Baer Group Ltd.		45,339	2,067,675
Kuehne & Nagel International AG		10,664	1,483,420
Lafargeholcim Ltd. (Reg.)		98,633	4,568,564
Lindt & Spruengli AG		20	1,596,584
Lindt & Spruengli AG (participation certificate)		213	1,469,841
Lonza Group AG		14,957	4,703,254
Nestle SA (Reg. S)		627,374	52,964,860
Novartis AG		446,067	39,063,143
Pargesa Holding SA		8,018	588,722
Partners Group Holding AG		3,447	2,455,665
Roche Holding AG (participation certificate)		141,844	34,519,498
Schindler Holding AG:
(participation certificate)		8,196	1,728,472
(Reg.)		3,929	816,112
SGS SA (Reg.)		1,082	2,569,770
Sika AG		26,160	3,355,877
Sonova Holding AG Class B		11,260	1,839,679
Straumann Holding AG		2,092	1,428,040
Swatch Group AG (Bearer)		6,293	2,129,429
Swatch Group AG (Bearer) (Reg.)		11,122	742,645
Swiss Life Holding AG		6,953	2,624,764
Swiss Prime Site AG		14,870	1,207,731
Swiss Re Ltd.		63,223	5,709,938
Swisscom AG		5,257	2,408,360
Temenos Group AG		12,219	1,680,317
UBS Group AG		775,918	10,855,071
Zurich Insurance Group AG		30,481	9,463,784

TOTAL SWITZERLAND			232,239,749

Taiwan - 2.7%
Acer, Inc.		619,288	434,055
Advantech Co. Ltd.		72,591	499,407
ASE Industrial Holding Co. Ltd.		707,840	1,426,631
Asia Cement Corp.		449,466	475,445
ASUSTeK Computer, Inc.		144,000	1,065,099
AU Optronics Corp.		1,780,000	695,063
Catcher Technology Co. Ltd.		133,000	1,338,141
Cathay Financial Holding Co. Ltd.		1,650,285	2,611,843
Chang Hwa Commercial Bank		1,056,980	599,151
Cheng Shin Rubber Industry Co. Ltd.		403,899	568,137
Chicony Electronics Co. Ltd.		124,493	248,902
China Airlines Ltd.		590,490	174,703
China Development Finance Holding Corp.		2,726,800	874,570
China Life Insurance Co. Ltd.		510,995	485,239
China Steel Corp.		2,540,426	2,002,112
Chinatrust Financial Holding Co. Ltd.		3,540,579	2,361,491
Chunghwa Telecom Co. Ltd.		769,000	2,714,690
Compal Electronics, Inc.		874,000	481,313
Delta Electronics, Inc.		420,621	1,766,145
E.SUN Financial Holdings Co. Ltd.		1,954,804	1,294,342
ECLAT Textile Co. Ltd.		37,941	450,358
EVA Airways Corp.		477,265	218,126
Evergreen Marine Corp. (Taiwan)		455,122	167,581
Evergreen Marine Corp. (Taiwan) rights 11/18/18 (b)		25,926	586
Far Eastern Textile Ltd.		672,664	674,609
Far EasTone Telecommunications Co. Ltd.		326,000	776,028
Feng Tay Enterprise Co. Ltd.		64,436	387,109
First Financial Holding Co. Ltd.		1,974,197	1,246,606
Formosa Chemicals & Fibre Corp.		711,590	2,574,186
Formosa Petrochemical Corp.		256,000	1,008,769
Formosa Plastics Corp.		900,480	2,937,565
Formosa Taffeta Co. Ltd.		149,000	161,943
Foxconn Technology Co. Ltd.		194,535	412,186
Fubon Financial Holding Co. Ltd.		1,337,398	2,092,890
Giant Manufacturing Co. Ltd.		68,000	259,169
GlobalWafers Co. Ltd.		44,000	348,896
Highwealth Construction Corp.		176,480	258,503
HIWIN Technologies Corp.		45,362	293,031
Hon Hai Precision Industry Co. Ltd. (Foxconn)		2,641,990	6,724,336
Hotai Motor Co. Ltd.		57,000	393,065
HTC Corp. (b)		125,000	135,657
Hua Nan Financial Holdings Co. Ltd.		1,544,909	870,744
Innolux Corp.		1,835,427	555,480
Inventec Corp.		476,280	383,818
Largan Precision Co. Ltd.		20,000	2,164,048
Lite-On Technology Corp.		439,910	504,411
Macronix International Co. Ltd.		382,502	211,880
MediaTek, Inc.		304,970	2,240,942
Mega Financial Holding Co. Ltd.		2,178,246	1,839,800
Micro-Star International Co. Ltd.		141,000	311,051
Nan Ya Plastics Corp.		1,039,780	2,582,616
Nanya Technology Corp.		212,000	351,958
Nien Made Enterprise Co. Ltd.		35,000	215,920
Novatek Microelectronics Corp.		120,000	529,061
Pegatron Corp.		392,000	712,831
Phison Electronics Corp.		29,000	190,146
Pou Chen Corp.		460,000	465,787
Powertech Technology, Inc.		144,000	314,414
President Chain Store Corp.		116,000	1,307,602
Quanta Computer, Inc.		539,000	850,443
Realtek Semiconductor Corp.		98,090	392,861
Ruentex Development Co. Ltd.		106,694	147,494
Ruentex Industries Ltd.		73,809	184,758
Shin Kong Financial Holding Co. Ltd.		1,713,659	561,801
Sinopac Holdings Co.		2,209,314	749,271
Standard Foods Corp.		80,986	121,503
Synnex Technology International Corp.		300,500	323,207
TaiMed Biologics, Inc. (b)		36,000	224,415
Taishin Financial Holdings Co. Ltd.		2,017,362	895,939
Taishin Financial Holdings Co. Ltd. rights 11/22/18 (b)		40,695	3,943
Taiwan Business Bank		782,089	257,661
Taiwan Cement Corp.		918,000	1,028,879
Taiwan Cooperative Financial Holding Co. Ltd.		1,755,223	986,447
Taiwan High Speed Rail Corp.		389,000	385,727
Taiwan Mobile Co. Ltd.		326,600	1,165,656
Taiwan Semiconductor Manufacturing Co. Ltd.		4,955,000	37,178,052
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		4,998	190,424
TECO Electric & Machinery Co. Ltd.		363,000	208,112
Unified-President Enterprises Corp.		974,080	2,356,506
United Microelectronics Corp.		2,463,000	938,073
Vanguard International Semiconductor Corp.		193,000	355,324
Walsin Technology Corp.		64,000	269,763
Win Semiconductors Corp.		73,000	223,995
Winbond Electronics Corp.		569,000	246,269
Wistron Corp.		576,666	352,029
WPG Holding Co. Ltd.		318,320	377,845
Yageo Corp.		51,519	524,999
Yuanta Financial Holding Co. Ltd.		2,018,372	977,878

TOTAL TAIWAN			111,869,461

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)		214,700	1,269,035
Airports of Thailand PCL (For. Reg.)		866,900	1,673,148
Bangkok Bank PCL (For. Reg.)		48,000	306,876
Bangkok Dusit Medical Services PCL (For. Reg.)		801,600	592,256
Bangkok Expressway and Metro PCL		1,607,400	412,030
Banpu PCL (For. Reg.)		391,500	205,431
Berli Jucker PCL (For. Reg)		256,700	431,575
BTS Group Holdings PCL		1,132,400	312,469
BTS Group Holdings PCL warrants 12/31/19 (b)		125,822	315
Bumrungrad Hospital PCL (For. Reg.)		76,600	445,832
C.P. ALL PCL (For. Reg.)		1,016,000	2,060,495
Central Pattana PCL (For. Reg.)		277,100	660,160
Charoen Pokphand Foods PCL (For. Reg.)		690,800	526,016
Delta Electronics PCL (For. Reg.)		108,400	225,561
Electricity Generating PCL (For. Reg.)		25,100	174,852
Energy Absolute PCL		264,300	394,537
Glow Energy PCL (For. Reg.)		98,700	249,280
Home Product Center PCL (For. Reg.)		750,367	337,167
Indorama Ventures PCL (For. Reg.)		328,300	537,101
IRPC PCL (For. Reg.)		2,158,100	396,997
Kasikornbank PCL (For. Reg.)		372,900	2,243,473
Krung Thai Bank PCL (For. Reg.)		672,155	407,428
Land & House PCL (For. Reg.)		590,900	183,543
Minor International PCL (For. Reg.)		476,670	524,682
PTT Exploration and Production PCL (For. Reg.)		281,644	1,184,841
PTT Global Chemical PCL (For. Reg.)		465,439	1,084,293
PTT PCL (For. Reg.)		2,140,900	3,292,699
Robinsons Department Store PCL (For. Reg.)		112,300	220,976
Siam Cement PCL (For. Reg.)		81,700	1,029,873
Siam Commercial Bank PCL (For. Reg.)		372,400	1,544,180
Thai Oil PCL (For. Reg.)		232,600	594,477
Thai Union Frozen Products PCL (For. Reg.)		377,200	188,828
TMB PCL (For. Reg.)		2,093,400	143,937
True Corp. PCL (For. Reg.)		2,121,012	377,382

TOTAL THAILAND			24,231,745

Turkey - 0.1%
Akbank T.A.S.		440,675	521,122
Anadolu Efes Biracilik Ve Malt Sanayii A/S		39,807	133,815
Arcelik A/S		46,392	128,894
Aselsan A/S		62,502	282,453
Bim Birlesik Magazalar A/S JSC		43,707	620,856
Coca-Cola Icecek Sanayi A/S		14,842	73,180
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		380,688	113,738
Eregli Demir ve Celik Fabrikalari T.A.S.		286,516	464,404
Ford Otomotiv Sanayi A/S		14,785	158,705
Haci Omer Sabanci Holding A/S		198,241	252,518
Koc Holding A/S		160,879	448,421
Petkim Petrokimya Holding A/S		194,011	176,323
TAV Havalimanlari Holding A/S		41,171	171,325
Tofas Turk Otomobil Fabrikasi A/S		23,666	89,336
Tupras Turkiye Petrol Rafinerileri A/S		26,098	614,911
Turk Hava Yollari AO (b)		119,164	299,530
Turk Sise ve Cam Fabrikalari A/S		142,895	120,920
Turkcell Iletisim Hizmet A/S		225,428	457,744
Turkiye Garanti Bankasi A/S		461,557	577,194
Turkiye Halk Bankasi A/S		118,556	130,866
Turkiye Is Bankasi A/S Series C		335,209	239,281
Turkiye Vakiflar Bankasi TAO		146,943	89,907
Ulker Biskuvi Sanayi A/S (b)		29,143	77,060
Yapi ve Kredi Bankasi A/S (b)		317,595	92,047

TOTAL TURKEY			6,334,550

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (b)		414,560	913,056
Aldar Properties PJSC		783,778	369,148
Damac Properties Dubai Co. PJSC (b)		357,558	196,634
DP World Ltd.		33,467	602,071
Dubai Investments Ltd. (b)		425,521	187,671
Dubai Islamic Bank Pakistan Ltd. (b)		331,502	474,715
Emaar Development PJSC (b)		162,900	219,527
Emaar Malls Group PJSC (b)		382,642	190,636
Emaar Properties PJSC		727,404	1,009,967
Emirates Telecommunications Corp. (b)		355,939	1,686,111
National Bank of Abu Dhabi PJSC		282,944	1,064,559

TOTAL UNITED ARAB EMIRATES			6,914,095

United Kingdom - 10.6%
3i Group PLC		193,078	2,167,330
Admiral Group PLC		40,049	1,030,467
Anglo American PLC (United Kingdom)		213,830	4,578,615
Antofagasta PLC		81,280	815,345
Ashtead Group PLC		100,389	2,483,580
Associated British Foods PLC		72,257	2,203,683
AstraZeneca PLC (United Kingdom)		255,799	19,565,981
Auto Trader Group PLC (d)		189,018	987,687
Aviva PLC		805,276	4,400,744
Babcock International Group PLC		51,554	402,758
BAE Systems PLC		640,963	4,297,841
Barclays PLC		3,435,148	7,568,685
Barratt Developments PLC		203,060	1,334,094
Berkeley Group Holdings PLC		26,202	1,172,534
BHP Billiton PLC		424,916	8,476,518
BP PLC		4,059,884	29,327,467
BP PLC sponsored ADR		5,396	234,025
British American Tobacco PLC (United Kingdom)		464,296	20,127,356
British Land Co. PLC		190,246	1,439,581
BT Group PLC		1,693,837	5,186,540
Bunzl PLC		66,481	1,963,796
Burberry Group PLC		84,930	1,965,977
Carnival PLC		36,792	2,005,367
Centrica PLC		1,135,642	2,136,722
Coca-Cola European Partners PLC		44,929	2,043,820
Compass Group PLC		318,012	6,259,837
ConvaTec Group PLC (d)		282,757	585,500
Croda International PLC		26,295	1,620,015
Diageo PLC		494,769	17,104,913
Direct Line Insurance Group PLC		280,032	1,179,402
easyJet PLC		32,990	506,014
Fresnillo PLC		46,135	500,417
G4S PLC (United Kingdom)		318,684	875,785
GlaxoSmithKline PLC		1,001,329	19,393,501
Hammerson PLC		158,135	886,332
Hargreaves Lansdown PLC		57,677	1,377,141
HSBC Holdings PLC (United Kingdom)		4,056,256	33,381,370
Imperial Tobacco Group PLC		191,891	6,507,148
Informa PLC		250,000	2,280,309
InterContinental Hotel Group PLC		36,568	1,921,064
Intertek Group PLC		32,751	1,962,506
Investec PLC		138,781	858,567
ITV PLC		728,409	1,386,803
J Sainsbury PLC		355,242	1,413,067
John Wood Group PLC		139,151	1,270,296
Johnson Matthey PLC		38,723	1,471,508
Kingfisher PLC		437,788	1,421,570
Land Securities Group PLC		150,797	1,644,532
Legal & General Group PLC		1,193,988	3,838,281
Lloyds Banking Group PLC		14,519,705	10,595,610
London Stock Exchange Group PLC		64,138	3,537,488
Marks & Spencer Group PLC		332,811	1,259,181
Mediclinic International PLC		14,885	71,708
Mediclinic International PLC		62,431	300,444
Meggitt PLC		158,850	1,075,717
Melrose Industries PLC		982,971	2,118,975
Merlin Entertainments PLC (d)		140,576	580,739
Micro Focus International PLC		88,522	1,372,287
Mondi PLC		74,746	1,762,242
National Grid PLC		677,643	7,182,226
Next PLC		29,134	1,937,922
NMC Health PLC		21,040	949,872
Pearson PLC		160,156	1,839,864
Persimmon PLC		62,748	1,839,891
Prudential PLC		525,836	10,529,143
Reckitt Benckiser Group PLC		134,700	10,892,396
RELX PLC		212,199	4,204,108
RELX PLC		193,624	3,831,315
Rio Tinto PLC		241,696	11,734,528
Rolls-Royce Holdings PLC		334,256	3,584,626
Royal Bank of Scotland Group PLC		971,144	2,923,628
Royal Dutch Shell PLC:
Class A		14,363	456,189
Class A (United Kingdom)		907,577	28,913,692
Class A sponsored ADR		2,832	178,954
Class B (United Kingdom)		758,152	24,725,556
Royal Mail PLC		184,588	847,026
RSA Insurance Group PLC		203,246	1,466,249
Sage Group PLC		220,220	1,532,405
Schroders PLC		25,591	876,639
Scottish & Southern Energy PLC		213,283	3,108,690
Segro PLC		203,761	1,600,709
Severn Trent PLC		47,402	1,128,777
Smith & Nephew PLC		177,535	2,885,806
Smiths Group PLC		80,443	1,436,941
St. James's Place Capital PLC		105,673	1,368,947
Standard Chartered PLC (United Kingdom)		562,764	3,952,691
Standard Life PLC		476,134	1,646,248
Taylor Wimpey PLC		672,877	1,389,015
Tesco PLC		1,957,739	5,331,756
The Weir Group PLC		49,608	1,005,666
Travis Perkins PLC		51,248	725,142
Unilever PLC		247,939	13,133,239
United Utilities Group PLC		138,047	1,282,098
Vodafone Group PLC		5,348,685	10,058,407
Vodafone Group PLC sponsored ADR		2,705	51,206
Whitbread PLC		36,337	2,043,622
WM Morrison Supermarkets PLC		453,351	1,437,673

TOTAL UNITED KINGDOM			434,269,644

United States of America - 0.1%
Southern Copper Corp.		16,906	648,176
Yum China Holdings, Inc.		73,846	2,664,364

TOTAL UNITED STATES OF AMERICA			3,312,540

TOTAL COMMON STOCKS
(Cost $3,923,959,356)			3,826,836,592

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Banco Bradesco SA (PN)		672,790	6,200,913
Braskem SA (PN-A)		33,200	465,237
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		41,200	294,483
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		32,900	691,506
Companhia Energetica de Minas Gerais (CEMIG) (PN)		184,507	546,853
Gerdau SA		209,200	914,038
Itau Unibanco Holding SA		650,281	8,605,761
Itausa-Investimentos Itau SA (PN)		891,898	2,693,788
Lojas Americanas SA (PN)		152,036	768,044
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		795,700	5,905,477
Telefonica Brasil SA		87,800	1,019,674

TOTAL BRAZIL			28,105,774

Chile - 0.0%
Embotelladora Andina SA Class B		62,058	218,450
Sociedad Quimica y Minera de Chile SA (PN-B)		24,424	1,056,260

TOTAL CHILE			1,274,710

Colombia - 0.0%
Bancolombia SA (PN)		90,830	849,194
Grupo Aval Acciones y Valores SA		787,281	276,324
Grupo de Inversiones Suramerica SA		21,002	191,787

TOTAL COLOMBIA			1,317,305

France - 0.0%
Air Liquide SA (b)		8,120	984,092
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		10,885	822,337
Fuchs Petrolub AG		13,737	636,994
Henkel AG & Co. KGaA		35,776	3,913,584
Porsche Automobil Holding SE (Germany)		31,059	1,975,197
Sartorius AG (non-vtg.)		7,213	1,045,735
Volkswagen AG		37,584	6,332,641

TOTAL GERMANY			14,726,488

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,245,504	630,310
Korea (South) - 0.2%
AMOREPACIFIC Corp.		1,715	135,276
Hyundai Motor Co.		4,726	275,856
Hyundai Motor Co. Series 2		7,593	471,152
LG Chemical Ltd.		1,547	270,488
LG Household & Health Care Ltd.		378	242,503
Samsung Electronics Co. Ltd.		170,783	5,351,001

TOTAL KOREA (SOUTH)			6,746,276

Russia - 0.0%
AK Transneft OAO		90	233,492
Surgutneftegas OJSC		1,409,133	815,762

TOTAL RUSSIA			1,049,254

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (b)		15,375,776	19,653
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $51,490,036)			54,853,862
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25	INR
(Cost $13,959)		69,696	13,375

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 2% 11/8/18(f)
(Cost $9,996,156)		10,000,000	9,995,914
		Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 2.23% (g)		162,730,390	162,762,936
Fidelity Securities Lending Cash Central Fund 2.23% (g)(h)		23,270,432	23,272,759
TOTAL MONEY MARKET FUNDS
(Cost $186,035,695)			186,035,695
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $4,171,495,202)			4,077,735,438
NET OTHER ASSETS (LIABILITIES) - 0.4%			15,966,383
NET ASSETS - 100%			$4,093,701,821

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,606	Dec. 2018	$145,543,750	$(4,780,829)	$(4,780,829)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,084	Dec. 2018	51,853,140	(1,226,309)	(1,226,309)
TME S&P/TSX 60 Index Contracts (Canada)	105	Dec. 2018	14,264,271	(361,568)	(361,568)
TOTAL FUTURES CONTRACTS					$(6,368,706)

The notional amount of futures purchased as a percentage of Net Assets is 5.2%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,740,116 or 0.6% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,882,960.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,443,121
Fidelity Securities Lending Cash Central Fund	454,911
Total	$1,898,032

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity International Index Fund	$-	$620,000,000	$621,987,635	$-	$1,987,635	$-	$-

 (a) Includes the value of shares purchased or redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$278,469,272	$115,316,357	$163,152,915	$--
Consumer Discretionary	402,030,689	265,493,856	136,467,056	69,777
Consumer Staples	380,762,401	182,595,300	198,154,756	12,345
Energy	301,216,599	152,507,184	148,709,415	--
Financials	871,182,522	556,163,916	315,018,605	1
Health Care	334,882,917	103,136,960	231,718,774	27,183
Industrials	454,427,588	257,152,896	197,274,692	--
Information Technology	317,760,178	174,192,652	143,567,525	1
Materials	302,002,798	206,273,475	95,729,323	--
Real Estate	120,608,764	101,802,838	18,805,926	--
Utilities	118,346,726	87,584,741	30,761,985	--
Corporate Bonds	13,375	--	13,375	--
Government Obligations	9,995,914	--	9,995,914	--
Money Market Funds	186,035,695	186,035,695	--	--
Total Investments in Securities:	$4,077,735,438	$2,388,255,870	$1,689,370,261	$109,307
Derivative Instruments:
Liabilities
Futures Contracts	$(6,368,706)	$(6,368,706)	$--	$--
Total Liabilities	$(6,368,706)	$(6,368,706)	$--	$--
Total Derivative Instruments:	$(6,368,706)	$(6,368,706)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$130,447,225
Level 2 to Level 1	$148,544,603

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(6,368,706)
Total Equity Risk	0	(6,368,706)
Total Value of Derivatives	$0	$(6,368,706)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $22,738,901) — See accompanying schedule: Unaffiliated issuers (cost $3,985,459,507)	$3,891,699,743
Fidelity Central Funds (cost $186,035,695)	186,035,695
Total Investment in Securities (cost $4,171,495,202)		$4,077,735,438
Cash		16,664
Foreign currency held at value (cost $3,767,852)		3,729,564
Receivable for fund shares sold		97,858,074
Dividends receivable		12,725,864
Distributions receivable from Fidelity Central Funds		219,247
Receivable for daily variation margin on futures contracts		1,710,489
Other receivables		4,626
Total assets		4,193,999,966
Liabilities
Payable for fund shares redeemed	$76,474,355
Accrued management fee	206,516
Other payables and accrued expenses	346,351
Collateral on securities loaned	23,270,923
Total liabilities		100,298,145
Net Assets		$4,093,701,821
Net Assets consist of:
Paid in capital		$4,152,346,639
Total distributable earnings (loss)		(58,644,818)
Net Assets		$4,093,701,821
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($45,641,107 ÷ 3,785,745 shares)		$12.06
Premium Class:
Net Asset Value, offering price and redemption price per share ($870,640,116 ÷ 72,195,380 shares)		$12.06
Institutional Class:
Net Asset Value, offering price and redemption price per share ($298,310,868 ÷ 24,727,259 shares)		$12.06
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,879,109,730 ÷ 238,552,190 shares)		$12.07
See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$131,726,648
Interest		135,686
Income from Fidelity Central Funds		1,898,032
Income before foreign taxes withheld		133,760,366
Less foreign taxes withheld		(12,341,419)
Total income		121,418,947
Expenses
Management fee	$2,445,969
Transfer agent fees	660,273
Independent trustees' fees and expenses	17,223
Legal	560
Interest	2,882
Commitment fees	10,785
Total expenses before reductions	3,137,692
Expense reductions	(6,466)
Total expenses after reductions		3,131,226
Net investment income (loss)		118,287,721
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,020)	(18,028,322)
Redemptions in-kind with affiliated entities	62,615,780
Fidelity Central Funds	4,483
Other affiliated issuers	1,987,635
Foreign currency transactions	(756,214)
Futures contracts	(5,540,298)
Total net realized gain (loss)		40,283,064
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $815,233)	(575,195,719)
Fidelity Central Funds	(751)
Assets and liabilities in foreign currencies	(213,985)
Futures contracts	(7,676,604)
Total change in net unrealized appreciation (depreciation)		(583,087,059)
Net gain (loss)		(542,803,995)
Net increase (decrease) in net assets resulting from operations		$(424,516,274)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$118,287,721	$69,087,197
Net realized gain (loss)	40,283,064	(12,914,287)
Change in net unrealized appreciation (depreciation)	(583,087,059)	500,936,477
Net increase (decrease) in net assets resulting from operations	(424,516,274)	557,109,387
Distributions to shareholders	(72,436,849)	–
Distributions to shareholders from net investment income	–	(36,723,329)
Distributions to shareholders from net realized gain	–	(830,683)
Total distributions	(72,436,849)	(37,554,012)
Share transactions - net increase (decrease)	1,402,582,678	933,598,280
Redemption fees	–	37,194
Total increase (decrease) in net assets	905,629,555	1,453,190,849
Net Assets
Beginning of period	3,188,072,266	1,734,881,417
End of period	$4,093,701,821	$3,188,072,266
Other Information
Undistributed net investment income end of period		$56,148,756

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global ex U.S. Index Fund Investor Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.48	$11.12	$11.32	$12.28	$12.44
Income from Investment Operations
Net investment income (loss)A	.38	.32	.31	.31	.37B
Net realized and unrealized gain (loss)	(1.50)	2.26	(.26)C	(.98)	(.32)
Total from investment operations	(1.12)	2.58	.05	(.67)	.05
Distributions from net investment income	(.27)	(.21)	(.25)	(.28)	(.18)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.03)
Total distributions	(.30)	(.22)	(.25)	(.29)	(.21)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D
Net asset value, end of period	$12.06	$13.48	$11.12	$11.32	$12.28
Total ReturnE	(8.51)%	23.61%	.56%	(5.49)%	.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	.14%	.18%	.27%	.34%	.34%
Expenses net of fee waivers, if any	.14%	.18%	.19%	.22%	.22%
Expenses net of all reductions	.14%	.18%	.19%	.22%	.22%
Net investment income (loss)	2.83%	2.64%	2.87%	2.66%	3.00%B
Supplemental Data
Net assets, end of period (000 omitted)	$45,641	$45,439	$37,465	$18,132	$15,309
Portfolio turnover rateH	19%I	9%	1%I	1%	1%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global ex U.S. Index Fund Premium Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.49	$11.12	$11.32	$12.29	$12.44
Income from Investment Operations
Net investment income (loss)A	.39	.33	.32	.32	.38B
Net realized and unrealized gain (loss)	(1.51)	2.26	(.27)C	(1.00)	(.31)
Total from investment operations	(1.12)	2.59	.05	(.68)	.07
Distributions from net investment income	(.28)	(.22)	(.25)	(.28)	(.19)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.03)
Total distributions	(.31)	(.22)D	(.25)	(.29)	(.22)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E
Net asset value, end of period	$12.06	$13.49	$11.12	$11.32	$12.29
Total ReturnF	(8.52)%	23.79%	.64%	(5.53)%	.59%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%	.11%	.21%	.28%	.28%
Expenses net of fee waivers, if any	.09%	.11%	.12%	.17%	.18%
Expenses net of all reductions	.09%	.11%	.12%	.17%	.18%
Net investment income (loss)	2.88%	2.71%	2.95%	2.71%	3.04%B
Supplemental Data
Net assets, end of period (000 omitted)	$870,640	$1,565,118	$774,360	$563,796	$485,998
Portfolio turnover rateI	19%J	9%	1%J	1%	1%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.67%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global ex U.S. Index Fund Institutional Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.49	$11.13	$11.33	$12.29	$12.45
Income from Investment Operations
Net investment income (loss)A	.39	.33	.32	.33	.39B
Net realized and unrealized gain (loss)	(1.51)	2.26	(.26)C	(.99)	(.33)
Total from investment operations	(1.12)	2.59	.06	(.66)	.06
Distributions from net investment income	(.28)	(.22)	(.26)	(.29)	(.20)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.03)
Total distributions	(.31)	(.23)	(.26)	(.30)	(.22)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E
Net asset value, end of period	$12.06	$13.49	$11.13	$11.33	$12.29
Total ReturnF	(8.50)%	23.70%	.66%	(5.40)%	.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%	.09%	.17%	.23%	.23%
Expenses net of fee waivers, if any	.08%	.09%	.10%	.13%	.13%
Expenses net of all reductions	.08%	.09%	.10%	.13%	.13%
Net investment income (loss)	2.90%	2.73%	2.97%	2.75%	3.09%B
Supplemental Data
Net assets, end of period (000 omitted)	$298,311	$624,633	$278,172	$182,432	$153,983
Portfolio turnover rateI	19%J	9%	1%J	1%	1%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.72%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global ex U.S. Index Fund Institutional Premium Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.50	$11.13	$11.33	$12.30	$12.45
Income from Investment Operations
Net investment income (loss)A	.38	.33	.32	.33	.39B
Net realized and unrealized gain (loss)	(1.50)	2.27	(.26)C	(1.00)	(.31)
Total from investment operations	(1.12)	2.60	.06	(.67)	.08
Distributions from net investment income	(.28)	(.22)	(.26)	(.29)	(.20)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.03)
Total distributions	(.31)	(.23)	(.26)	(.30)	(.23)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D
Net asset value, end of period	$12.07	$13.50	$11.13	$11.33	$12.30
Total ReturnE	(8.47)%	23.83%	.68%	(5.45)%	.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%	.06%	.14%	.20%	.20%
Expenses net of fee waivers, if any	.06%	.06%	.08%	.10%	.10%
Expenses net of all reductions	.06%	.06%	.08%	.10%	.10%
Net investment income (loss)	2.91%	2.75%	2.99%	2.78%	3.12%B
Supplemental Data
Net assets, end of period (000 omitted)	$2,879,110	$952,883	$644,884	$87,972	$74,259
Portfolio turnover rateH	19%I	9%	1%I	1%	1%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the consolidation of each Fund's publicly offered share classes into a single share class. The consolidation took place on November 9, 2018, and the surviving class is Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Index Fund	$1,592,236,140	$228,327,459	$(214,385,997)	$13,941,462
Fidelity Global ex U.S. Index Fund	4,193,929,165	393,861,929	(510,417,224)	(116,555,295)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Emerging Markets Index Fund	$30,888,071	$(80,586,662)	$13,869,364
Fidelity Global ex U.S. Index Fund	93,051,824	(34,557,057)	(116,793,240)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Emerging Markets Index Fund	$(25,405,497)	$(55,181,165)	$(80,586,662)	$(80,586,662)
Fidelity Global ex U.S. Index Fund	(9,718,545)	(24,838,512)	(34,557,057)	(34,557,057)

The tax character of distributions paid was as follows:

October 31, 2018
Ordinary Income
Fidelity Emerging Markets Index Fund	$26,736,654
Fidelity Global ex U.S. Index Fund	72,436,848

October 31, 2017
Ordinary Income
Fidelity Emerging Markets Index Fund	$12,638,479
Fidelity Global ex U.S. Index Fund	37,554,012

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the NAV of shares redeemed from Fidelity Emerging Markets Index and Fidelity Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	428,843,384	61,922,379
Fidelity Global ex U.S. Index Fund	2,210,072,351	767,729,019

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .08% and .06% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Fidelity Emerging Markets Index Fund
Investor Class	.08%
Premium Class	.08%
Institutional Class	.08%
Institutional Premium Class	.08%
Fidelity Global ex U.S. Index Fund
Investor Class	.06%
Premium Class	.06%
Institutional Class	.06%
Institutional Premium Class	.06%

Prior to August 1, 2018, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

Fidelity Emerging Markets Index Fund
Investor Class	.29%
Premium Class	.13%
Institutional Class	.10%
Institutional Premium Class	.08%
Fidelity Global ex U.S. Index Fund
Investor Class	.17%
Premium Class	.10%
Institutional Class	.08%
Institutional Premium Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on class-level average net assets as noted in the following table:

	Received by FIIOC	Paid by Class Effective August 1, 2018	Paid by Class Prior to August 1, 2018
Fidelity Emerging Market Index Fund
Investor Class	.21%	.00%	.21%
Premium Class	.11%	.00%	.05%
Institutional Class	.035%	.00%	.02%
Institutional Premium Class	.015%	.00%	.00%
Fidelity Global ex U.S. Index Fund
Investor Class	.21%	.00%	.11%
Premium Class	.11%	.00%	.04%
Institutional Class	.035%	.00%	.02%
Institutional Premium Class	.015%	.00%	.02%

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Emerging Markets Index Fund
Investor Class	$60,584.16
Premium Class	386,034.04
Institutional Class	45,567.01
Institutional Premium Class	-	-
	$492,185
Fidelity Global ex U.S. Index Fund
Investor Class	$34,705.08
Premium Class	516,799.03
Institutional Class	108,769.01
Institutional Premium Class	-	-
	$660,273

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Global ex U.S. Index Fund	Borrower	$47,699,000	2.18%	$2,882

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 13,347,660 shares of the Fidelity Global ex U.S. Index Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $181,394,705. The net realized gain of $62,615,780 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fidelity Global ex U.S. Index Fund recognized no gain or loss for federal income tax purposes.

Exchanges In-Kind. During the period, the Fidelity Global ex U.S. Index Fund redeemed 14,197,390 shares of Fidelity International Index Fund in exchange for investments with a value of $621,987,635. The net realized gains of $1,987,635 on the Fund's redemptions of Fidelity International Index Fund shares is included in "Net realized gain (loss) on Investment securities: Other affiliated issuers" in the accompanying Statement of Operations. Fidelity Global ex U.S. Index Fund recognized net gains on the exchanges for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Emerging Markets Index Fund	$4,276
Fidelity Global ex U.S. Index Fund	10,785

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM. FCM security and Security lending activity was as follows:

	Total Security Lending Income	Value of Securities Loaned to FCM at Period End
Fidelity Emerging Markets Index Fund	$193,898	$70
Fidelity Global ex U.S. Index Fund	454,911	–

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Emerging Markets Index Fund	$11,431
Fidelity Global ex U.S. Index Fund	6,466

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017
Fidelity Emerging Markets Index Fund
Distributions to shareholders
Investor Class	$584,644	$–
Investor Class	17,448,862	–
Institutional Class	4,938,500	–
Institutional Premium Class	3,764,647	–
Total	$26,736,653	$–
From net investment income
Investor Class	$–	$290,141
Premium Class	–	9,152,994
Institutional Class	–	3,191,048
Institutional Premium Class	–	4,296
Total	$–	$12,638,479
Fidelity Global ex U.S. Index Fund
Distributions to shareholders
Investor Class	$1,033,799	$–
Premium Class	36,798,374	–
Institutional Class	13,853,612	–
Institutional Premium Class	20,751,064	–
Total	$72,436,849	$–
From net investment income
Investor Class	$–	$710,799
Premium Class	–	15,744,134
Institutional Class	–	6,109,298
Institutional Premium Class	–	14,159,098
Total	$–	$36,723,329
From net realized gain
Investor Class	$–	$16,844
Premium Class	–	359,898
Institutional Class	–	138,257
Institutional Premium Class	–	315,684
Total	$–	$830,683

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018	Year endedOctober 31, 2017	Year ended October 31, 2018	Year endedOctober 31, 2017
Fidelity Emerging Markets Index Fund
Investor Class
Shares sold	3,949,532	4,595,198	$44,525,954	$44,721,174
Reinvestment of distributions	50,953	31,357	556,918	270,613
Shares redeemed	(3,140,244)	(3,918,080)	(35,639,073)	(38,590,456)
Net increase (decrease)	860,241	708,475	$9,443,799	$6,401,331
Premium Class
Shares sold	47,176,175	48,728,825	$526,814,352	$475,643,280
Reinvestment of distributions	1,420,087	970,483	15,521,554	8,365,562
Shares redeemed	(53,356,103)	(32,884,562)	(567,082,522)	(302,310,868)
Net increase (decrease)	(4,759,841)	16,814,746	$(24,746,616)	$181,697,974
Institutional Class
Shares sold	30,780,889	13,363,342	$339,663,997	$130,227,940
Reinvestment of distributions	419,348	348,827	4,587,665	3,010,374
Shares redeemed	(28,524,001)	(11,206,364)	(301,071,387)	(104,613,436)
Net increase (decrease)	2,676,236	2,505,805	$43,180,275	$28,624,878
Institutional Premium Class
Shares sold	47,004,672	18,939,252	$469,943,013	$164,987,276
Reinvestment of distributions	344,433	498	3,764,647	4,296
Shares redeemed	(2,821,883)	(1,806,984)	(31,059,042)	(18,355,507)
Net increase (decrease)	44,527,222	17,132,766	$442,648,618	$146,636,065
Fidelity Global ex U.S. Index Fund
Investor Class
Shares sold	2,986,798	3,656,372	$39,620,437	$44,410,333
Reinvestment of distributions	77,311	65,700	1,020,503	720,731
Shares redeemed	(2,649,187)	(3,720,974)	(35,779,157)	(44,830,378)
Net increase (decrease)	414,922	1,098	$4,861,783	$300,686
Premium Class
Shares sold	67,776,633	71,331,726	$905,063,963	$868,267,163
Reinvestment of distributions	2,335,974	1,271,346	30,834,860	13,946,668
Shares redeemed	(113,973,150)(a)	(26,167,162)	(1,471,681,761)(a)	(320,300,835)
Net increase (decrease)	(43,860,543)	46,435,910	$(535,782,938)	$561,912,996
Institutional Class
Shares sold	48,173,115	46,688,077	$638,131,655	$549,906,665
Reinvestment of distributions	1,037,349	569,513	13,693,009	6,247,555
Shares redeemed	(70,782,481)	(25,958,123)	(900,018,289)	(326,220,950)
Net increase (decrease)	(21,572,017)	21,299,467	$(248,193,625)	$229,933,270
Institutional Premium Class
Shares sold	206,012,670	25,870,791	$2,685,932,281	$309,331,694
Reinvestment of distributions	1,572,050	1,318,286	20,751,064	14,474,782
Shares redeemed	(39,624,216)	(14,520,231)	(524,985,887)	(182,355,148)
Net increase (decrease)	167,960,504	12,668,846	$2,181,697,458	$141,451,328

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of October 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 14, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 260 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Fidelity Emerging Markets Index Fund
Investor Class	.19%
Actual		$1,000.00	$837.70	$.88-C
Hypothetical-D		$1,000.00	$1,024.25	$.97-C
Premium Class	.11%
Actual		$1,000.00	$838.60	$.51-C
Hypothetical-D		$1,000.00	$1,024.65	$.56-C
Institutional Class	.09%
Actual		$1,000.00	$838.70	$.42
Hypothetical-D		$1,000.00	$1,024.75	$.46
Institutional Premium Class	.08%
Actual		$1,000.00	$838.70	$.37
Hypothetical-D		$1,000.00	$1,024.80	$.41
Fidelity Global ex U.S. Index Fund
Investor Class	.11%
Actual		$1,000.00	$888.70	$.52-C
Hypothetical-D		$1,000.00	$1,024.65	$.56-C
Premium Class	.08%
Actual		$1,000.00	$888.70	$.38
Hypothetical-D		$1,000.00	$1,024.80	$.41
Institutional Class	.07%
Actual		$1,000.00	$888.10	$.33
Hypothetical-D		$1,000.00	$1,024.85	$.36
Institutional Premium Class	.06%
Actual		$1,000.00	$888.80	$.29
Hypothetical-D		$1,000.00	$1,024.90	$.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C If fees and changes to the class level expense contract and/ or expense cap, effective August 1, 2018, had been in effect during the entire current period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

 D 5% return per year before expenses

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Emerging Markets Index Fund
Investor Class	.08%
Actual		$.37
Hypothetical-(b)		$.41
Premium Class	.08%
Actual		$.37
Hypothetical-(b)		$.41
Fidelity Global ex U.S. Index Fund
Investor Class	.06%
Actual		$.29
Hypothetical-(b)		$.31

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Investor	Premium	Institutional	Institutional Premium
Fidelity Emerging Markets Index Fund
December, 2017	65%	60%	59%	58%
Fidelity Global ex U.S. Index Fund
December, 2017	89%	87%	86%	86%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Emerging Markets Index Fund
Investor	12/11/17	$0.2016	$0.0248
Premium	12/11/17	$0.2180	$0.0248
Institutional	12/11/17	$0.2211	$0.0248
Institutional Premium	12/11/17	$0.2232	$0.0248
Fidelity Global ex U.S. Index Fund
Investor	12/11/17	$0.3143	$0.0284
Premium	12/11/17	$0.3234	$0.0284
Institutional	12/11/17	$0.3260	$0.0284
Institutional Premium	12/11/17	$0.3286	$0.0284

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Index Fund
Fidelity Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under the expense limitation arrangements in effect for the fund, from the fund's management fee. Fidelity no longer calculates hypothetical net management fees for the funds and, as a result, the charts do not include hypothetical net management fees for 2016 and 2017. With respect to the historical net management fee information, the Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed a fund's management fee and result in a negative net management fee. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

Fidelity Emerging Markets Index Fund

The Board considered that (i) effective July 1, 2016, the fund's management fee rate was reduced from 0.25% to 0.09%, and (ii) effective August 1, 2017, the fund's management fee rate was further reduced from 0.09% to 0.08%. The Board considered that the chart below reflects the fund's lower management fee rates for 2016 and 2017, as if the lower fee rates were in effect for the entire year.

At its July 2018 meeting, the Board approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2018) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

Fidelity Global ex U.S. Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.20% to 0.06%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Class, Institutional Premium Class, and Premium Class of Fidelity Emerging Markets Index Fund ranked below the competitive median for 2017 and the total expense ratio of Investor Class ranked above the competitive median for 2017. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the majority of the funds in the Total Mapped Group are not comparable because they are funds with a developed markets focus and not emerging markets funds. The Board noted that the total expense ratio of Investor Class of Fidelity Emerging Markets Index Fund is lower than the Investor Class total expense ratio of the most comparable competitive fund.

At its July 2018 meeting, the Board approved a proposal for Fidelity Emerging Markets Index Fund to consolidate all classes into a single class by exchanging all shares of higher cost classes for shares of the lowest cost class available. The exchanges are expected to take place in November 2018. In connection with the class consolidation, the Board approved amended and restated expense contracts that reduce each class's total expense ratio to equal the total expense ratio of the lowest cost class. The Board considered that, effective August 1, 2018, contractual arrangements for Fidelity Emerging Markets Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total class operating expenses, with certain exceptions, to 0.08%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board noted that the total expense ratio of each class of Fidelity Global ex U.S. Index Fund ranked below the competitive median for 2017.

At its July 2018 meeting, the Board approved a proposal for Fidelity Global ex U.S. Index Fund to consolidate all classes into a single class by exchanging all shares of higher cost classes for shares of the lowest cost class available. The exchanges are expected to take place in November 2018. In connection with the class consolidation, the Board approved amended and restated expense contracts that reduce each class's total expense ratio to equal the total expense ratio of the lowest cost class. The Board considered that, effective August 1, 2018, contractual arrangements for Fidelity Global ex U.S. Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total class operating expenses, with certain exceptions, to 0.06%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

EMX-GUX-ANN-1218
1.929360.107

Fidelity® SAI International Minimum Volatility Index Fund (To be renamed Fidelity SAI International Low Volatility Index Fund effective February 19, 2019).

Fidelity® SAI U.S. Minimum Volatility Index Fund (To be renamed Fidelity SAI U.S. Low Volatility Index Fund effective February 19, 2019).

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Annual Report

October 31, 2018

Contents

Fidelity® SAI International Minimum Volatility Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® SAI U.S. Minimum Volatility Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® SAI International Minimum Volatility Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Life of fundA
Fidelity® SAI International Minimum Volatility Index Fund	(1.47)%	3.12%

 A From May 29, 2015

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI International Minimum Volatility Index Fund on May 29, 2015, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Minimum Volatility (USD) Index performed over the same period.

Period Ending Values
$11,106	Fidelity® SAI International Minimum Volatility Index Fund
$11,234	MSCI ACWI (All Country World Index) ex USA Minimum Volatility (USD) Index

Fidelity® SAI International Minimum Volatility Index Fund

Management's Discussion of Fund Performance

Market Recap:  International equities returned -8.08% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. A modestly positive first half of the period gave way to a confluence of overwhelmingly negative factors – including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -11% second-half return. The index lost 8% in October alone, its largest monthly drop in more than six years. Among sectors, new-media-infused communications services (-15%) was hit the hardest, while economically sensitive consumer discretionary (-13%), information technology (-12%), financials (-10%), industrials (-9%) and materials (-7%) stocks also fared poorly. Even the more defensive real estate (-9%), utilities (-6%) and consumer staples (-5%) sectors weren’t spared this period. Conversely, elevated crude-oil prices fueled a positive return for energy (+7%), the top-performing sector, followed by the relatively stable-growing health care segment (+2%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth also pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund returned -1.47%, compared with a return of -1.24% for the benchmark MSCI ACWI (All Country World Index) ex USA Minimum Volatility Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) On an individual basis, several Japanese stocks detracted meaningfully, led by Takeda Pharmaceutical (-26%), whose plans to acquire Ireland-based Shire appeared to concern investors. Elsewhere in Japan, electronics manufacturer Canon (-20%) and food processing conglomerate NH Foods (-38%) weighed on results. Also of note, Indian technology services provider Vakrangee saw its shares return roughly -90%, amid corporate governance worries. Conversely, FamilyMart UNY Holdings (+106%) contributed strongly, partly due to investor optimism about growing profits. Qatar National Bank (+67%) and Chinese utility CLP Holdings (+14%) also stood out to the upside.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On February 16, 2019, Fidelity SAI International Minimum Volatility Index Fund will be renamed Fidelity SAI International Low Volatility Index Fund, and its benchmark will change from the MSCI ACWI ex USA Minimum Volatility Index to the Fidelity International Low Volatility Focus Index.

Fidelity® SAI International Minimum Volatility Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
Japan	19.3%
Canada	11.7%
Switzerland	10.2%
United States of America*	7.4%
Taiwan	7.3%
Hong Kong	6.8%
United Kingdom	6.0%
India	3.9%
Denmark	2.7%
Other	24.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.4
CLP Holdings Ltd. (Hong Kong, Electric Utilities)	1.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2
Chunghwa Telecom Co. Ltd. (Taiwan, Diversified Telecommunication Services)	1.2
Novartis AG (Switzerland, Pharmaceuticals)	1.1
Hang Seng Bank Ltd. (Hong Kong, Banks)	1.1
Hong Kong & China Gas Co. Ltd. (Hong Kong, Gas Utilities)	1.0
Intact Financial Corp. (Canada, Insurance)	1.0
Swisscom AG (Switzerland, Diversified Telecommunication Services)	0.9
Compass Group PLC (United Kingdom, Hotels, Restaurants & Leisure)	0.9
11.1

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	20.8
Consumer Staples	12.3
Health Care	11.6
Communication Services	9.3
Industrials	8.6
Utilities	6.9
Consumer Discretionary	6.9
Information Technology	5.8
Real Estate	4.4
Materials	3.1

Fidelity® SAI International Minimum Volatility Index Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
Australia - 0.2%
CSL Ltd.	8,586	$1,143,073
Woolworths Group Ltd.	93,523	1,882,871

TOTAL AUSTRALIA		3,025,944

Bailiwick of Jersey - 0.1%
Randgold Resources Ltd.	15,511	1,219,998
Belgium - 1.1%
Ageas	61,796	3,094,401
Colruyt NV	82,232	4,779,949
Proximus	73,514	1,877,640
UCB SA	75,187	6,317,210

TOTAL BELGIUM		16,069,200

Bermuda - 1.3%
Cheung Kong Infrastructure Holdings Ltd.	907,000	6,627,318
Cosco Shipping Ports Ltd.	805,563	821,799
Credicorp Ltd. (United States)	20,494	4,625,701
Dairy Farm International Holdings Ltd.	322,504	2,912,211
Jardine Matheson Holdings Ltd.	21,937	1,265,984
Jardine Strategic Holdings Ltd.	57,255	1,918,043
Yue Yuen Industrial (Holdings) Ltd.	656,500	1,795,717

TOTAL BERMUDA		19,966,773

Canada - 10.7%
Bank of Montreal	170,867	12,775,600
Bank of Nova Scotia	173,216	9,295,993
Barrick Gold Corp.	148,265	1,857,184
BCE, Inc.	209,665	8,114,575
Canadian Imperial Bank of Commerce	135,051	11,662,120
Canadian National Railway Co.	21,612	1,847,556
Canadian Tire Ltd. Class A (non-vtg.)	26,502	2,982,268
Canadian Utilities Ltd. Class A (non-vtg.)	30,901	733,061
CCL Industries, Inc. Class B	19,649	826,588
CGI Group, Inc. Class A (sub. vtg.) (a)	61,293	3,785,272
Constellation Software, Inc.	4,419	3,041,254
Dollarama, Inc.	23,765	657,286
Emera, Inc.	42,806	1,320,810
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,873	4,311,640
Fortis, Inc.	111,680	3,690,288
Franco-Nevada Corp.	86,688	5,414,172
George Weston Ltd.	40,504	2,945,997
Great-West Lifeco, Inc.	104,376	2,395,229
Hydro One Ltd. (b)	411,732	5,989,341
Intact Financial Corp.	186,919	14,768,085
Loblaw Companies Ltd.	75,074	3,754,698
Metro, Inc. Class A (sub. vtg.)	159,601	5,008,255
National Bank of Canada	22,051	1,001,001
Onex Corp. (sub. vtg.)	19,603	1,288,799
Open Text Corp.	22,035	743,845
RioCan (REIT)	102,842	1,874,897
Rogers Communications, Inc. Class B (non-vtg.)	120,701	6,215,444
Royal Bank of Canada	150,457	10,962,692
Shaw Communications, Inc. Class B	259,030	4,822,686
TELUS Corp.	261,350	8,949,567
The Toronto-Dominion Bank	166,189	9,219,327
Thomson Reuters Corp.	185,941	8,654,036
TransCanada Corp.	82,449	3,108,943

TOTAL CANADA		164,018,509

Cayman Islands - 0.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	4,064	578,226
Anta Sports Products Ltd.	207,000	849,967
Car, Inc. (a)	1,030,000	816,965
China First Capital Group Ltd. (a)	996,000	401,349
China Huishan Dairy Holdings Co. Ltd. (a)(c)	5,145,000	137,778
China Medical System Holdings Ltd.	364,000	433,071
Chong Sing Holdings Fintech Group (a)	13,500,000	611,136
Fullshare Holdings Ltd.	5,425,000	2,109,966
NetEase, Inc. ADR	3,215	668,238
Shenzhou International Group Holdings Ltd.	232,499	2,567,526
Tencent Holdings Ltd.	14,400	493,333
WH Group Ltd. (b)	1,900,000	1,330,154

TOTAL CAYMAN ISLANDS		10,997,709

Chile - 0.7%
Banco de Chile	34,791,714	4,848,810
Banco de Credito e Inversiones	16,684	1,045,979
Banco de Credito e Inversiones rights 11/29/18 (a)	1,276	3,914
S.A.C.I. Falabella	665,372	5,023,714
S.A.C.I. Falabella rights 11/17/18 (a)	23,049	2,318

TOTAL CHILE		10,924,735

China - 1.9%
Agricultural Bank of China Ltd. (H Shares)	8,074,000	3,541,793
Bank of China Ltd. (H Shares)	5,590,000	2,380,862
China CITIC Bank Corp. Ltd. (H Shares)	1,684,000	1,041,501
China Merchants Bank Co. Ltd.	211,800	877,787
China Petroleum & Chemical Corp. (H Shares)	1,966,000	1,601,457
China Railway Signal & Communications Corp. (b)	922,000	618,433
China Reinsurance Group Corp.	7,771,000	1,486,429
China Telecom Corp. Ltd. (H Shares)	2,964,000	1,398,479
Guangzhou Automobile Group Co. Ltd. (H Shares)	589,200	595,816
Huaneng Power International, Inc. (H Shares)	3,134,000	1,746,451
Industrial & Commercial Bank of China Ltd. (H Shares)	1,022,000	693,399
Jiangsu Expressway Co. Ltd. (H Shares)	1,672,000	2,242,993
Kweichow Moutai Co. Ltd. (A Shares)	12,900	1,015,075
PetroChina Co. Ltd. (H Shares)	1,698,000	1,220,902
Ping An Insurance (Group) Co. of China Ltd.	111,200	1,014,336
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,464,000	1,308,685
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,255,511	1,594,499
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	4,544,000	1,993,300
Sinopharm Group Co. Ltd. (H Shares)	171,200	825,223
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,436,000	1,267,175

TOTAL CHINA		28,464,595

Czech Republic - 0.1%
Komercni Banka A/S	26,108	991,807
MONETA Money Bank A/S (b)	273,768	908,512

TOTAL CZECH REPUBLIC		1,900,319

Denmark - 2.7%
Christian Hansen Holding A/S	43,471	4,394,023
Coloplast A/S Series B	37,546	3,505,563
Danske Bank A/S	28,955	555,415
DONG Energy A/S (b)	144,633	9,189,286
DSV de Sammensluttede Vognmaend A/S	39,991	3,215,357
H Lundbeck A/S	95,362	4,453,286
ISS Holdings A/S	112,560	3,701,361
Novo Nordisk A/S Series B	56,246	2,429,071
Pandora A/S	46,562	2,913,085
Tryg A/S	88,003	2,126,961
William Demant Holding A/S (a)	130,199	4,285,346

TOTAL DENMARK		40,768,754

Egypt - 0.1%
Commercial International Bank SAE	274,604	1,218,249
Commercial International Bank SAE sponsored GDR	30,534	132,670

TOTAL EGYPT		1,350,919

Finland - 0.6%
Elisa Corp. (A Shares)	24,087	958,967
Neste Oyj	44,409	3,659,817
Nokia Corp.	232,957	1,315,877
Sampo Oyj (A Shares)	73,220	3,372,041

TOTAL FINLAND		9,306,702

France - 2.3%
Aeroports de Paris	21,776	4,560,482
Atos Origin SA	12,176	1,045,093
Danone SA	28,810	2,040,134
Dassault Systemes SA	20,025	2,514,224
Essilor International SA	18,771	2,567,263
Hermes International SCA	9,641	5,514,539
L'Oreal SA	29,744	6,700,850
Sanofi SA	32,376	2,893,138
SEB SA	4,679	671,468
Sodexo SA (d)	25,998	2,653,731
Thales SA	26,186	3,351,532
Total SA	23,060	1,353,055

TOTAL FRANCE		35,865,509

Germany - 1.6%
Beiersdorf AG	7,796	807,075
Fresenius Medical Care AG & Co. KGaA	50,331	3,951,814
innogy SE (b)	86,620	3,826,296
MAN SE	43,861	4,570,483
Merck KGaA	7,649	819,754
Muenchener Rueckversicherungs AG	3,680	791,740
SAP SE	24,958	2,672,340
TUI AG (GB)	228,323	3,791,034
Uniper SE	136,082	3,931,940

TOTAL GERMANY		25,162,476

Hong Kong - 6.8%
China Mobile Ltd.	857,500	8,032,956
China Resources Beer Holdings Co. Ltd.	936,000	3,252,507
China Resources Pharmaceutical Group Ltd. (b)	2,150,500	3,153,648
CLP Holdings Ltd.	1,745,500	19,565,217
CNOOC Ltd.	545,000	928,124
CSPC Pharmaceutical Group Ltd.	1,030,000	2,172,444
Guangdong Investment Ltd.	2,782,000	4,966,622
Hang Seng Bank Ltd.	694,800	16,267,036
Hong Kong & China Gas Co. Ltd.	8,271,595	15,799,903
Link (REIT)	948,500	8,406,168
MTR Corp. Ltd.	2,067,651	10,019,286
PCCW Ltd.	4,253,000	2,332,060
Power Assets Holdings Ltd.	1,403,000	9,365,917
Techtronic Industries Co. Ltd.	120,000	561,595

TOTAL HONG KONG		104,823,483

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	180,874	1,896,758
India - 3.9%
Ambuja Cements Ltd.	315,204	840,217
Asian Paints Ltd.	165,757	2,757,537
Bajaj Finserv Ltd.	8,941	653,366
Bharat Petroleum Corp. Ltd.	262,536	976,523
Britannia Industries Ltd.	39,440	3,009,780
Cipla Ltd. (a)	246,430	2,096,621
Coal India Ltd.	444,015	1,597,818
Dabur India Ltd.	636,795	3,312,694
Eicher Motors Ltd.	4,799	1,418,716
Grasim Industries Ltd. (a)	55,185	621,950
HCL Technologies Ltd.	226,493	3,232,639
Hero Motocorp Ltd.	35,330	1,319,549
Hindustan Unilever Ltd.	145,666	3,193,977
Housing Development Finance Corp. Ltd.	123,132	2,945,529
Indian Oil Corp. Ltd.	317,338	594,043
Infosys Ltd.	604,107	5,581,457
InterGlobe Aviation Ltd. (b)	126,253	1,517,392
ITC Ltd.	191,494	725,223
Lupin Ltd. (a)	83,174	995,760
Mahindra & Mahindra Ltd.	103,045	1,067,162
Marico Ltd.	177,452	770,894
Maruti Suzuki India Ltd.	33,894	3,032,129
Nestle India Ltd.	8,654	1,187,392
Petronet LNG Ltd.	703,787	2,147,711
Pidilite Industries Ltd.	166,822	2,162,754
Piramal Enterprises Ltd.	21,661	636,358
Power Grid Corp. of India Ltd.	1,337,731	3,363,319
Reliance Industries Ltd.	107,982	1,549,431
Sun Pharmaceutical Industries Ltd.	135,310	1,061,569
Tata Consultancy Services Ltd.	73,224	1,918,863
Tech Mahindra Ltd. (a)	80,779	812,486
Wipro Ltd.	538,500	2,410,225
Zee Entertainment Enterprises Ltd.	92,319	563,076

TOTAL INDIA		60,074,160

Indonesia - 1.3%
PT Bank Central Asia Tbk	5,147,700	8,008,098
PT Bank Rakyat Indonesia Tbk	13,471,700	2,791,373
PT Hanjaya Mandala Sampoerna Tbk	6,330,200	1,553,142
PT Indofood CBP Sukses Makmur Tbk	1,545,600	907,382
PT Indofood Sukses Makmur Tbk	2,406,200	945,703
PT Kalbe Farma Tbk	11,156,000	1,005,343
PT Telekomunikasi Indonesia Tbk Series B	10,161,500	2,574,154
PT Unilever Indonesia Tbk	671,000	1,907,842
PT Waskita Karya Persero Tbk	5,025,000	475,974

TOTAL INDONESIA		20,169,011

Ireland - 0.8%
AIB Group PLC	177,335	858,067
Kerry Group PLC Class A	76,975	7,890,309
Paddy Power Betfair PLC (Ireland)	7,341	633,587
Ryanair Holdings PLC sponsored ADR (a)	41,345	3,423,366

TOTAL IRELAND		12,805,329

Israel - 1.0%
Azrieli Group	47,206	2,291,868
Bank Hapoalim BM (Reg.)	375,803	2,545,865
Bank Leumi le-Israel BM	595,981	3,720,225
Check Point Software Technologies Ltd. (a)	22,719	2,521,809
Mizrahi Tefahot Bank Ltd.	127,444	2,147,449
NICE Systems Ltd. (a)	14,124	1,497,508

TOTAL ISRAEL		14,724,724

Italy - 0.4%
Intesa Sanpaolo SpA	433,952	961,236
Snam Rete Gas SpA	1,245,916	5,156,476

TOTAL ITALY		6,117,712

Japan - 19.3%
ABC-MART, Inc.	45,200	2,643,861
Ajinomoto Co., Inc.	188,600	3,046,920
All Nippon Airways Ltd.	158,800	5,339,745
Asahi Group Holdings	86,300	3,792,460
Astellas Pharma, Inc.	635,300	9,815,516
Benesse Holdings, Inc.	98,200	2,737,085
Canon, Inc.	286,600	8,163,346
Chugai Pharmaceutical Co. Ltd.	16,600	971,876
Coca-Cola West Co. Ltd.	24,300	636,385
Daiichi Sankyo Kabushiki Kaisha	143,100	5,469,741
Dainippon Sumitomo Pharma Co. Ltd.	108,800	2,273,237
Daito Trust Construction Co. Ltd.	37,100	4,899,100
Daiwa House REIT Investment Corp.	1,004	2,197,793
East Japan Railway Co.	33,300	2,908,347
Eisai Co. Ltd.	40,900	3,406,170
FamilyMart Co. Ltd.	43,800	5,076,855
Hamamatsu Photonics K.K.	42,600	1,427,110
Hankyu Hanshin Holdings, Inc.	24,100	794,541
Hisamitsu Pharmaceutical Co., Inc.	45,200	2,551,726
Idemitsu Kosan Co. Ltd.	60,600	2,765,897
Japan Airlines Co. Ltd.	159,700	5,685,425
Japan Post Holdings Co. Ltd.	231,700	2,747,612
Japan Prime Realty Investment Corp.	1,137	4,060,894
Japan Real Estate Investment Corp.	1,032	5,323,029
Japan Retail Fund Investment Corp.	1,322	2,441,661
Japan Tobacco, Inc.	53,100	1,364,422
Kao Corp.	30,700	2,042,232
Keihin Electric Express Railway Co. Ltd.	130,400	1,931,124
Keyence Corp.	10,700	5,244,029
Kirin Holdings Co. Ltd.	222,600	5,311,801
Konami Holdings Corp.	46,300	1,766,355
Kyowa Hakko Kirin Co., Ltd.	45,100	873,445
Kyushu Railway Co.	219,000	6,715,469
Lawson, Inc.	68,600	4,340,887
McDonald's Holdings Co. (Japan) Ltd.	91,000	4,008,242
Meiji Holdings Co. Ltd.	51,300	3,403,741
Mitsubishi Tanabe Pharma Corp.	310,600	4,591,490
Nagoya Railroad Co. Ltd.	203,100	4,906,728
New Hampshire Foods Ltd.	82,800	2,855,430
Nikon Corp.	44,400	774,009
Nippon Building Fund, Inc.	950	5,430,496
Nippon Prologis REIT, Inc.	2,387	4,814,829
Nippon Telegraph & Telephone Corp.	197,500	8,144,627
Nissan Motor Co. Ltd.	539,200	4,905,514
Nissin Food Holdings Co. Ltd.	80,400	5,194,452
Nitori Holdings Co. Ltd.	45,600	5,954,854
Nomura Real Estate Master Fund, Inc.	4,560	5,912,421
Nomura Research Institute Ltd.	44,914	1,990,251
NTT Data Corp.	344,800	4,426,713
NTT DOCOMO, Inc.	408,900	10,140,247
Ono Pharmaceutical Co. Ltd.	111,400	2,539,290
Oracle Corp. Japan	52,600	3,570,842
Oriental Land Co. Ltd.	82,600	7,770,630
Osaka Gas Co. Ltd.	106,800	1,952,945
Otsuka Corp.	143,000	4,752,515
Otsuka Holdings Co. Ltd.	125,400	5,997,628
Park24 Co. Ltd.	130,900	3,446,660
Recruit Holdings Co. Ltd.	72,700	1,951,238
Ryohin Keikaku Co. Ltd.	4,000	1,056,764
Sankyo Co. Ltd. (Gunma)	61,300	2,338,782
Santen Pharmaceutical Co. Ltd.	57,400	852,085
Secom Co. Ltd.	78,000	6,385,984
Sega Sammy Holdings, Inc.	44,100	567,885
Seven & i Holdings Co. Ltd.	19,300	835,690
Shimamura Co. Ltd.	30,300	2,548,385
Shionogi & Co. Ltd.	33,400	2,135,720
Showa Shell Sekiyu K.K.	79,900	1,524,985
Suntory Beverage & Food Ltd.	190,300	7,766,486
Taisei Corp.	13,600	581,651
Taisho Pharmaceutical Holdings Co. Ltd.	43,600	4,652,315
Takeda Pharmaceutical Co. Ltd.	186,000	7,711,476
Terumo Corp.	37,200	2,008,128
Tobu Railway Co. Ltd.	133,700	3,718,550
Toray Industries, Inc.	202,000	1,432,846
Toyo Suisan Kaisha Ltd.	121,400	4,185,279
Tsuruha Holdings, Inc.	31,900	3,324,713
United Urban Investment Corp.	2,131	3,246,501
USS Co. Ltd.	56,400	1,018,184
West Japan Railway Co.	14,700	988,687
Yahoo! Japan Corp.	602,000	1,878,119
Yamada Denki Co. Ltd. (d)	859,900	4,054,299
Yamazaki Baking Co. Ltd.	81,200	1,465,177

TOTAL JAPAN		296,480,579

Korea (South) - 1.0%
Db Insurance Co. Ltd.	24,793	1,560,155
Kangwon Land, Inc.	31,050	781,012
KT Corp.	25,353	637,072
KT Corp. sponsored ADR	25,100	347,384
KT&G Corp.	42,110	3,745,982
S1 Corp.	23,406	1,979,561
Samsung Fire & Marine Insurance Co. Ltd.	9,839	2,401,544
Samsung Life Insurance Co. Ltd.	7,343	592,074
SK Hynix, Inc.	13,238	791,263
SK Telecom Co. Ltd.	12,154	2,852,082

TOTAL KOREA (SOUTH)		15,688,129

Luxembourg - 0.1%
RTL Group SA	29,336	1,883,995
Malaysia - 1.6%
Fraser & Neave Holdings BHD	111,400	897,163
Hong Leong Bank Bhd	285,200	1,410,835
IHH Healthcare Bhd (b)	1,239,900	1,481,539
Malayan Banking Bhd	3,172,157	7,194,114
PPB Group Bhd	221,640	887,725
Public Bank Bhd	1,922,200	11,300,304
Tenaga Nasional Bhd	417,500	1,466,663

TOTAL MALAYSIA		24,638,343

Multi-National - 0.7%
HK Electric Investments & HK Electric Investments Ltd. unit (b)	3,628,500	3,451,770
HKT Trust/HKT Ltd. unit	5,182,000	7,136,694

TOTAL MULTI-NATIONAL		10,588,464

Netherlands - 0.5%
Koninklijke Ahold Delhaize NV	212,148	4,861,055
NXP Semiconductors NV	36,629	2,746,809

TOTAL NETHERLANDS		7,607,864

New Zealand - 0.4%
Auckland International Airport Ltd.	163,941	747,788
Fisher & Paykel Healthcare Corp.	82,318	730,546
Meridian Energy Ltd.	507,167	1,037,534
Ryman Healthcare Group Ltd.	334,768	2,643,280
Spark New Zealand Ltd.	341,818	881,061

TOTAL NEW ZEALAND		6,040,209

Norway - 0.1%
Marine Harvest ASA	47,461	1,148,550
Pakistan - 0.0%
MCB Bank Ltd.	458,800	685,419
Philippines - 0.7%
Aboitiz Power Corp.	2,014,400	1,270,380
Bank of the Philippine Islands (BPI)	1,086,788	1,670,746
BDO Unibank, Inc.	2,009,313	4,602,427
Jollibee Food Corp.	193,590	999,885
Manila Electric Co.	122,640	844,115
Universal Robina Corp.	290,520	706,769

TOTAL PHILIPPINES		10,094,322

Qatar - 0.7%
Doha Bank (a)	207,965	1,254,873
Qatar Electricity & Water Co. (a)	16,251	838,571
Qatar Islamic Bank (a)	66,730	2,804,090
Qatar National Bank SAQ	103,369	5,536,104

TOTAL QATAR		10,433,638

Singapore - 2.4%
Ascendas Real Estate Investment Trust	381,100	693,334
CapitaCommercial Trust (REIT)	3,457,200	4,317,912
CapitaMall Trust	3,398,000	5,176,176
DBS Group Holdings Ltd.	153,923	2,606,962
Oversea-Chinese Banking Corp. Ltd.	502,157	3,893,561
Singapore Airlines Ltd.	738,900	5,057,049
Singapore Airport Terminal Service Ltd.	923,200	3,319,161
Singapore Exchange Ltd.	141,600	699,234
Singapore Press Holdings Ltd.	1,519,000	2,906,075
Singapore Telecommunications Ltd.	2,879,800	6,569,807
United Overseas Bank Ltd.	79,865	1,405,702

TOTAL SINGAPORE		36,644,973

Sweden - 0.1%
Swedish Match Co. AB	21,168	1,078,623
Switzerland - 10.2%
Baloise Holdings AG	28,929	4,141,947
Barry Callebaut AG	2,899	5,667,608
Ems-Chemie Holding AG	4,448	2,451,115
Geberit AG (Reg.)	1,710	669,466
Givaudan SA	3,802	9,226,121
Kuehne & Nagel International AG	49,710	6,914,929
Lindt & Spruengli AG	82	6,545,996
Lindt & Spruengli AG (participation certificate)	1,366	9,426,302
Nestle SA (Reg. S)	246,572	20,816,366
Novartis AG	197,775	17,319,625
Partners Group Holding AG	3,847	2,740,627
Roche Holding AG (participation certificate)	75,499	18,373,619
Schindler Holding AG (Reg.)	4,767	990,177
SGS SA (Reg.)	1,174	2,788,272
Sika AG	54,961	7,050,550
Sonova Holding AG Class B	46,767	7,640,878
Swiss Life Holding AG	4,428	1,671,574
Swiss Prime Site AG	85,812	6,969,589
Swiss Re Ltd.	74,952	6,769,234
Swisscom AG	31,075	14,236,216
Zurich Insurance Group AG	15,465	4,801,595

TOTAL SWITZERLAND		157,211,806

Taiwan - 7.3%
ASUSTeK Computer, Inc.	499,000	3,690,864
Chang Hwa Commercial Bank	6,770,126	3,837,655
China Airlines Ltd.	3,590,000	1,062,140
Chinatrust Financial Holding Co. Ltd.	5,365,700	3,578,809
Chunghwa Telecom Co. Ltd.	5,203,000	18,367,401
E.SUN Financial Holdings Co. Ltd.	9,422,209	6,238,765
EVA Airways Corp.	2,876,373	1,314,600
Far EasTone Telecommunications Co. Ltd.	2,186,000	5,203,669
First Financial Holding Co. Ltd.	12,798,876	8,081,847
Formosa Petrochemical Corp.	883,000	3,479,466
Formosa Taffeta Co. Ltd.	732,000	795,588
Fubon Financial Holding Co. Ltd.	550,000	860,693
Hon Hai Precision Industry Co. Ltd. (Foxconn)	948,240	2,413,440
Hua Nan Financial Holdings Co. Ltd.	10,270,288	5,788,554
Mega Financial Holding Co. Ltd.	10,098,789	8,529,686
Nanya Technology Corp.	313,000	519,636
President Chain Store Corp.	325,000	3,663,539
Sinopac Holdings Co.	6,622,245	2,245,880
Standard Foods Corp.	399,347	599,140
Synnex Technology International Corp.	1,006,750	1,082,824
Taishin Financial Holdings Co. Ltd.	2,147,272	953,634
Taishin Financial Holdings Co. Ltd. rights 11/22/18 (a)	43,316	4,197
Taiwan Business Bank	5,251,217	1,730,024
Taiwan Cooperative Financial Holding Co. Ltd.	11,299,244	6,350,248
Taiwan High Speed Rail Corp.	2,335,000	2,315,353
Taiwan Mobile Co. Ltd.	2,201,000	7,855,509
Taiwan Semiconductor Manufacturing Co. Ltd.	1,334,000	10,009,187
United Microelectronics Corp.	3,248,000	1,237,053

TOTAL TAIWAN		111,809,401

Thailand - 1.6%
Airports of Thailand PCL (For. Reg.)	3,059,600	5,905,139
Bangkok Dusit Medical Services PCL (For. Reg.)	2,531,300	1,870,231
Bangkok Expressway and Metro PCL	10,251,600	2,627,823
BTS Group Holdings PCL	8,008,400	2,209,797
BTS Group Holdings PCL:
warrants 12/31/19 (a)	786,388	1,966
warrants (a)	22,644	57
Bumrungrad Hospital PCL (For. Reg.)	242,700	1,412,578
C.P. ALL PCL (For. Reg.)	517,900	1,050,325
Electricity Generating PCL (For. Reg.)	180,200	1,255,314
Glow Energy PCL (For. Reg.)	372,000	939,536
IRPC PCL (For. Reg.)	6,435,800	1,183,908
Kasikornbank PCL	53,100	319,465
Kasikornbank PCL (For. Reg.)	282,000	1,696,592
Krung Thai Bank PCL (For. Reg.)	4,782,500	2,898,922
Siam Cement PCL (For. Reg.)	149,400	1,883,269

TOTAL THAILAND		25,254,922

United Arab Emirates - 0.5%
DP World Ltd.	35,230	633,788
Dubai Islamic Bank Pakistan Ltd. (a)	575,899	824,695
Emirates Telecommunications Corp. (a)	536,923	2,543,446
National Bank of Abu Dhabi PJSC	969,354	3,647,135

TOTAL UNITED ARAB EMIRATES		7,649,064

United Kingdom - 6.0%
Admiral Group PLC	87,316	2,246,655
AstraZeneca PLC (United Kingdom)	108,369	8,289,109
British American Tobacco PLC (United Kingdom)	32,045	1,389,159
Bunzl PLC	119,311	3,524,352
Carnival PLC	51,332	2,797,877
Compass Group PLC	692,122	13,623,923
Diageo PLC	306,074	10,581,441
Direct Line Insurance Group PLC	235,264	990,854
GlaxoSmithKline PLC	459,658	8,902,547
HSBC Holdings PLC (United Kingdom)	293,232	2,413,182
Imperial Tobacco Group PLC	56,461	1,914,629
Kingfisher PLC	630,016	2,045,766
National Grid PLC	736,146	7,802,290
Pearson PLC	60,559	695,699
Reckitt Benckiser Group PLC	50,454	4,079,918
RELX PLC	366,987	7,270,783
Royal Mail PLC	463,180	2,125,412
RSA Insurance Group PLC	465,181	3,355,891
Scottish & Southern Energy PLC	102,416	1,492,757
Severn Trent PLC	69,402	1,652,661
Smith & Nephew PLC	177,890	2,891,576
United Utilities Group PLC	140,539	1,305,242
Vodafone Group PLC	655,390	1,232,486

TOTAL UNITED KINGDOM		92,624,209

United States of America - 0.2%
Yum China Holdings, Inc.	81,564	2,942,829
TOTAL COMMON STOCKS
(Cost $1,325,160,524)		1,410,158,658
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.55% 9/12/19 (e) (Cost $2,934,651)	3,000,000	2,933,227
	Shares	Value

Money Market Funds - 7.3%
Fidelity Cash Central Fund, 2.23% (f)	106,755,984	106,777,335
Fidelity Securities Lending Cash Central Fund 2.23% (f)(g)	6,371,697	6,372,335
TOTAL MONEY MARKET FUNDS
(Cost $113,149,670)		113,149,670
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $1,441,244,845)		1,526,241,555
NET OTHER ASSETS (LIABILITIES) - 0.7%		10,228,610
NET ASSETS - 100%		$1,536,470,165

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	861	Dec. 2018	$78,028,125	$(3,077,995)	$(3,077,995)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	688	Dec. 2018	32,910,480	(956,689)	(956,689)
TME S&P/TSX 60 Index Contracts (Canada)	109	Dec. 2018	14,807,672	(398,215)	(398,215)
TOTAL FUTURES CONTRACTS					$(4,432,899)

The notional amount of futures purchased as a percentage of Net Assets is 8.2%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $55,045,341.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,466,371 or 2.0% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,933,227.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$888,875
Fidelity Securities Lending Cash Central Fund	53,328
Total	$942,203

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$142,279,119	$85,464,588	$56,814,531	$--
Consumer Discretionary	103,396,156	92,872,990	10,523,166	--
Consumer Staples	195,675,112	128,900,765	66,636,569	137,778
Energy	34,745,314	28,116,791	6,628,523	--
Financials	316,154,030	304,528,895	11,625,135	--
Health Care	173,459,611	67,746,175	105,713,436	--
Industrials	135,954,832	111,968,641	23,986,191	--
Information Technology	85,777,207	49,961,009	35,816,198	--
Materials	45,398,799	42,745,955	2,652,844	--
Real Estate	69,651,167	69,651,167	--	--
Utilities	107,667,311	88,421,706	19,245,605	--
Government Obligations	2,933,227	--	2,933,227	--
Money Market Funds	113,149,670	113,149,670	--	--
Total Investments in Securities:	$1,526,241,555	$1,183,528,352	$342,575,425	$137,778
Derivative Instruments:
Liabilities
Futures Contracts	$(4,432,899)	$(4,432,899)	$--	$--
Total Liabilities	$(4,432,899)	$(4,432,899)	$--	$--
Total Derivative Instruments:	$(4,432,899)	$(4,432,899)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$14,129,668
Level 2 to Level 1	$179,006,813

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(4,432,899)
Total Equity Risk	0	(4,432,899)
Total Value of Derivatives	$0	$(4,432,899)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI International Minimum Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $6,062,474) — See accompanying schedule: Unaffiliated issuers (cost $1,328,095,175)	$1,413,091,885
Fidelity Central Funds (cost $113,149,670)	113,149,670
Total Investment in Securities (cost $1,441,244,845)		$1,526,241,555
Segregated cash with brokers for derivative instruments		3,212,939
Foreign currency held at value (cost $3,139,792)		3,106,756
Receivable for fund shares sold		5,569,630
Dividends receivable		5,142,233
Distributions receivable from Fidelity Central Funds		121,267
Receivable for daily variation margin on futures contracts		1,086,991
Prepaid expenses		2,847
Receivable from investment adviser for expense reductions		105,304
Other receivables		29,318
Total assets		1,544,618,840
Liabilities
Payable for fund shares redeemed	$1,212,415
Accrued management fee	188,223
Other affiliated payables	127,670
Other payables and accrued expenses	249,117
Collateral on securities loaned	6,371,250
Total liabilities		8,148,675
Net Assets		$1,536,470,165
Net Assets consist of:
Paid in capital		$1,422,994,452
Total distributable earnings (loss)		113,475,713
Net Assets, for 146,413,456 shares outstanding		$1,536,470,165
Net Asset Value, offering price and redemption price per share ($1,536,470,165 ÷ 146,413,456 shares)		$10.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$49,276,263
Interest		55,114
Income from Fidelity Central Funds		942,203
Income before foreign taxes withheld		50,273,580
Less foreign taxes withheld		(5,005,484)
Total income		45,268,096
Expenses
Management fee	$2,535,957
Transfer agent fees	1,267,978
Accounting and security lending fees	441,857
Custodian fees and expenses	547,698
Independent trustees' fees and expenses	7,377
Registration fees	134,332
Audit	56,580
Legal	4,067
Interest	35,279
Miscellaneous	10,968
Total expenses before reductions	5,042,093
Expense reductions	(1,625,295)
Total expenses after reductions		3,416,798
Net investment income (loss)		41,851,298
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,746,323
Fidelity Central Funds	56
Foreign currency transactions	(946,732)
Futures contracts	7,040,946
Total net realized gain (loss)		39,840,593
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $348,704)	(81,971,381)
Assets and liabilities in foreign currencies	(83,776)
Futures contracts	(5,468,909)
Total change in net unrealized appreciation (depreciation)		(87,524,066)
Net gain (loss)		(47,683,473)
Net increase (decrease) in net assets resulting from operations		$(5,832,175)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,851,298	$38,456,869
Net realized gain (loss)	39,840,593	(23,598,462)
Change in net unrealized appreciation (depreciation)	(87,524,066)	159,239,882
Net increase (decrease) in net assets resulting from operations	(5,832,175)	174,098,289
Distributions to shareholders	(32,823,660)	–
Distributions to shareholders from net investment income	–	(26,713,646)
Distributions to shareholders from net realized gain	–	(5,539,697)
Total distributions	(32,823,660)	(32,253,343)
Share transactions
Proceeds from sales of shares	1,039,598,042	949,931,043
Reinvestment of distributions	18,818,037	31,128,648
Cost of shares redeemed	(1,297,746,811)	(487,514,618)
Net increase (decrease) in net assets resulting from share transactions	(239,330,732)	493,545,073
Total increase (decrease) in net assets	(277,986,567)	635,390,019
Net Assets
Beginning of period	1,814,456,732	1,179,066,713
End of period	$1,536,470,165	$1,814,456,732
Other Information
Undistributed net investment income end of period		$27,381,586
Shares
Sold	94,860,500	92,270,740
Issued in reinvestment of distributions	1,740,799	3,416,976
Redeemed	(117,730,775)	(48,891,378)
Net increase (decrease)	(21,129,476)	46,796,338

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Minimum Volatility Index Fund

Years ended October 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$9.76	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.27	.29	.28	.10
Net realized and unrealized gain (loss)	(.42)	1.04	(.02)	(.49)
Total from investment operations	(.15)	1.33	.26	(.39)
Distributions from net investment income	(.19)	(.22)	(.10)	–
Distributions from net realized gain	–	(.05)	–C	–
Total distributions	(.19)	(.26)D	(.11)E	–
Net asset value, end of period	$10.49	$10.83	$9.76	$9.61
Total ReturnF,G	(1.47)%	14.15%	2.75%	(3.90)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.30%	.31%	.32%	.40%J
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%J
Expenses net of all reductions	.20%	.20%	.20%	.20%J
Net investment income (loss)	2.49%	2.86%	2.88%	2.51%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,536,470	$1,814,457	$1,179,067	$737,119
Portfolio turnover rateK	43%	25%	22%	6%L

 A For the period May 29, 2015 (commencement of operations) to October 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.045 per share.

 E Total distributions of $.11 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.004 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Minimum Volatility Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Life of fundA
Fidelity® SAI U.S. Minimum Volatility Index Fund	8.79%	10.77%

 A From May 29, 2015

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI U.S. Minimum Volatility Index Fund on May 29, 2015, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI USA Minimum Volatility (USD) Index performed over the same period.

Period Ending Values
$14,184	Fidelity® SAI U.S. Minimum Volatility Index Fund
$14,264	MSCI USA Minimum Volatility (USD) Index

Fidelity® SAI U.S. Minimum Volatility Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 7.35% for the 12 months ending October 31, 2018, as the U.S. equity bellwether declined sharply in October after climbing steadily beginning in May and achieving a record close in late September. Rising U.S. Treasury yields and concern about peaking corporate earnings growth sent investors fleeing from risk assets at a time when they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October alone, its largest monthly drop in roughly seven years. Growth stocks within the index were hardest hit for the month, but maintained a sizable advantage over their value counterparts for the full year, extending a trend that began in early 2017. By sector, a number of economically sensitive groups dropped to the bottom of the 12-month performance scale, with materials (-9%) and industrials (-1%) faring worst, followed by financials (+1%) and energy (+2%). In contrast, consumer discretionary was rattled in October but earlier strength resulted in an advance of about 17% for the full 12 months. Information technology, the largest sector in the index this period, followed a similar trend and also returned 17%. The defensive-oriented health care sector gained about 11%, while communication services, which includes dividend-rich telecommunications stocks, rose 6%. Real estate (+2%) and utilities (+1%) also lagged.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund gained 8.79%, compared with a return of 8.90% for the benchmark MSCI USA Minimum Volatility Index. The fund's top individual absolute contributor was discount-oriented retailer TJX Companies (+60%), which continued to produce favorable same-store sales growth in an increasingly challenging environment for brick-and-mortar retailers. Electronic payment processing companies Visa (+26%) and Mastercard (+34%) also added value, as each benefited from a global shift toward electronic payments and away from cash. Elsewhere, drug makers Pfizer (+27%), Eli Lilly (+36%) and Merck (+38%) all helped fund performance. On the negative side, gold miner Newmont Mining (-13%) detracted more than any other fund holding, largely because the price of gold dropped. In the financials sector, insurance company Chubb (-15%) and mortgage insurer Arch Capital (-14%) hampered results. Defense contractor Northrop Grumman (-10%) also hurt the return, partly due to increased concern about the fiscal 2020 defense budget that arose late in the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On February 16, 2019, Fidelity SAI U.S. Minimum Volatility Index Fund will be renamed Fidelity SAI U.S. Low Volatility Index Fund, and its benchmark will change from the MSCI USA Minimum Volatility Index to the Fidelity U.S. Low Volatility Focus Index.

Fidelity® SAI U.S. Minimum Volatility Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Pfizer, Inc.	1.6
Visa, Inc. Class A	1.6
McDonald's Corp.	1.5
Johnson & Johnson	1.5
The Coca-Cola Co.	1.4
Waste Management, Inc.	1.4
Verizon Communications, Inc.	1.4
PepsiCo, Inc.	1.4
Fiserv, Inc.	1.3
Republic Services, Inc.	1.3
14.4

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	19.8
Health Care	15.3
Consumer Staples	11.6
Financials	9.8
Industrials	9.3

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.5%

Fidelity® SAI U.S. Minimum Volatility Index Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	838,374	$25,721,314
Verizon Communications, Inc.	475,033	27,119,634
Zayo Group Holdings, Inc. (a)	88,686	2,649,938
		55,490,886
Entertainment - 0.8%
Electronic Arts, Inc. (a)	30,462	2,771,433
The Walt Disney Co.	106,253	12,201,032
		14,972,465
Interactive Media & Services - 0.9%
Alphabet, Inc. Class A (a)	7,118	7,762,748
Facebook, Inc. Class A (a)	68,283	10,364,677
		18,127,425
Media - 0.9%
Comcast Corp. Class A	286,037	10,909,451
Liberty Broadband Corp. Class C (a)	20,347	1,687,377
Omnicom Group, Inc. (b)	30,670	2,279,394
Sirius XM Holdings, Inc. (b)	603,794	3,634,840
		18,511,062
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	41,689	2,857,781

TOTAL COMMUNICATION SERVICES		109,959,619

CONSUMER DISCRETIONARY - 7.9%
Distributors - 0.1%
Genuine Parts Co.	24,187	2,368,391
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	141,286	5,074,993
Darden Restaurants, Inc.	44,391	4,729,861
McDonald's Corp.	174,138	30,805,012
Starbucks Corp. (b)	167,930	9,785,281
Vail Resorts, Inc.	7,869	1,977,637
Yum! Brands, Inc.	148,714	13,445,233
		65,818,017
Internet & Direct Marketing Retail - 0.3%
eBay, Inc. (a)	154,681	4,490,389
Leisure Products - 0.1%
Hasbro, Inc.	22,681	2,080,075
Multiline Retail - 0.3%
Dollar General Corp.	43,125	4,803,263
Target Corp.	16,794	1,404,482
		6,207,745
Specialty Retail - 2.9%
AutoZone, Inc. (a)	11,185	8,203,862
Home Depot, Inc.	88,207	15,513,847
O'Reilly Automotive, Inc. (a)	11,462	3,676,437
Ross Stores, Inc.	50,260	4,975,740
TJX Companies, Inc.	217,729	23,924,063
Ulta Beauty, Inc. (a)	4,633	1,271,851
		57,565,800
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	88,007	6,604,045
Tapestry, Inc.	152,927	6,470,341
VF Corp.	54,715	4,534,779
		17,609,165

TOTAL CONSUMER DISCRETIONARY		156,139,582

CONSUMER STAPLES - 11.6%
Beverages - 3.3%
Brown-Forman Corp. Class B (non-vtg.)	34,247	1,587,006
Constellation Brands, Inc. Class A (sub. vtg.)	41,012	8,170,821
PepsiCo, Inc.	239,161	26,876,913
The Coca-Cola Co.	601,490	28,799,341
		65,434,081
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	18,862	4,312,419
Sysco Corp.	99,740	7,114,454
Walmart, Inc.	125,309	12,565,987
		23,992,860
Food Products - 2.6%
Campbell Soup Co. (b)	152,853	5,718,231
Conagra Brands, Inc.	82,601	2,940,596
Hormel Foods Corp. (b)	104,207	4,547,593
Ingredion, Inc.	17,405	1,761,038
Kellogg Co.	167,901	10,994,157
McCormick & Co., Inc. (non-vtg.)	113,458	16,337,952
The Hershey Co.	72,916	7,812,949
The J.M. Smucker Co.	9,289	1,006,184
Tyson Foods, Inc. Class A	17,034	1,020,677
		52,139,377
Household Products - 2.8%
Church & Dwight Co., Inc.	152,305	9,042,348
Clorox Co.	64,948	9,641,531
Colgate-Palmolive Co.	95,888	5,710,130
Kimberly-Clark Corp.	60,062	6,264,467
Procter & Gamble Co.	265,778	23,569,193
		54,227,669
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	50,755	6,975,767
Tobacco - 1.3%
Altria Group, Inc.	269,991	17,560,215
Philip Morris International, Inc.	97,621	8,597,481
		26,157,696

TOTAL CONSUMER STAPLES		228,927,450

ENERGY - 1.9%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	53,102	2,724,664
Oil, Gas & Consumable Fuels - 1.7%
Chevron Corp.	84,656	9,451,842
Exxon Mobil Corp.	263,319	20,981,258
Occidental Petroleum Corp.	55,429	3,717,623
		34,150,723

TOTAL ENERGY		36,875,387

FINANCIALS - 9.8%
Banks - 0.2%
U.S. Bancorp	63,058	3,296,042
Capital Markets - 0.3%
CME Group, Inc.	38,234	7,005,998
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	77,751	15,960,725
Insurance - 7.2%
AFLAC, Inc.	197,718	8,515,714
Alleghany Corp.	1,683	1,010,944
Allstate Corp.	133,328	12,762,156
Aon PLC	53,395	8,339,231
Arch Capital Group Ltd. (a)	510,723	14,489,212
Axis Capital Holdings Ltd.	82,342	4,593,860
Chubb Ltd.	137,990	17,236,331
Cincinnati Financial Corp.	44,652	3,511,433
Everest Re Group Ltd.	27,013	5,885,052
FNF Group	72,282	2,417,833
Markel Corp. (a)	13,275	14,512,761
Marsh & McLennan Companies, Inc.	148,970	12,625,208
Progressive Corp.	169,175	11,791,498
RenaissanceRe Holdings Ltd.	64,092	7,829,479
The Travelers Companies, Inc.	75,120	9,399,766
W.R. Berkley Corp.	107,575	8,164,943
		143,085,421
Mortgage Real Estate Investment Trusts - 1.3%
AGNC Investment Corp.	626,634	11,179,151
Annaly Capital Management, Inc.	1,443,211	14,244,493
		25,423,644

TOTAL FINANCIALS		194,771,830

HEALTH CARE - 15.3%
Health Care Equipment & Supplies - 4.9%
Abbott Laboratories	66,286	4,569,757
Baxter International, Inc.	201,583	12,600,953
Becton, Dickinson & Co.	51,686	11,913,623
Boston Scientific Corp. (a)	274,034	9,903,589
Danaher Corp.	156,129	15,519,223
Medtronic PLC	207,808	18,665,315
Stryker Corp.	101,704	16,498,423
The Cooper Companies, Inc.	22,193	5,732,674
Varian Medical Systems, Inc. (a)	9,879	1,179,256
Zimmer Biomet Holdings, Inc.	8,569	973,353
		97,556,166
Health Care Providers & Services - 4.3%
Aetna, Inc.	61,977	12,296,237
Anthem, Inc.	27,758	7,649,272
Cigna Corp.	41,680	8,911,601
CVS Health Corp.	21,829	1,580,201
HCA Holdings, Inc.	34,272	4,576,340
Henry Schein, Inc. (a)(b)	37,321	3,097,643
Humana, Inc.	29,692	9,513,614
Laboratory Corp. of America Holdings (a)	62,604	10,051,072
Quest Diagnostics, Inc.	46,952	4,418,653
UnitedHealth Group, Inc.	76,370	19,959,300
Universal Health Services, Inc. Class B	18,196	2,211,906
		84,265,839
Health Care Technology - 0.0%
Cerner Corp. (a)	16,414	940,194
Life Sciences Tools & Services - 0.5%
Quintiles Transnational Holdings, Inc. (a)	17,206	2,115,134
Thermo Fisher Scientific, Inc.	36,045	8,421,914
		10,537,048
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	62,273	3,147,277
Eli Lilly & Co.	196,740	21,334,486
Johnson & Johnson	210,751	29,503,032
Merck & Co., Inc.	267,448	19,686,847
Pfizer, Inc.	727,518	31,326,919
Zoetis, Inc. Class A	58,499	5,273,685
		110,272,246

TOTAL HEALTH CARE		303,571,493

INDUSTRIALS - 9.3%
Aerospace & Defense - 4.9%
General Dynamics Corp.	32,153	5,548,965
Harris Corp.	65,041	9,672,247
L3 Technologies, Inc.	13,381	2,535,298
Lockheed Martin Corp.	74,057	21,761,649
Northrop Grumman Corp.	82,761	21,679,244
Raytheon Co.	114,911	20,114,021
Rockwell Collins, Inc.	111,230	14,239,665
United Technologies Corp.	9,624	1,195,397
		96,746,486
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	92,917	8,272,401
Expeditors International of Washington, Inc.	137,288	9,223,008
United Parcel Service, Inc. Class B	13,129	1,398,764
		18,894,173
Building Products - 0.0%
Resideo Technologies, Inc. (a)	7,509	158,064
Commercial Services & Supplies - 2.9%
Republic Services, Inc.	354,668	25,777,270
Waste Connection, Inc. (Canada)	39,167	2,994,240
Waste Management, Inc.	317,671	28,422,024
		57,193,534
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	45,057	6,525,155
Professional Services - 0.3%
Verisk Analytics, Inc. (a)	45,247	5,422,400

TOTAL INDUSTRIALS		184,939,812

INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 2.6%
Cisco Systems, Inc.	410,273	18,769,990
CommScope Holding Co., Inc. (a)	39,747	956,313
F5 Networks, Inc. (a)	47,177	8,269,185
Motorola Solutions, Inc.	161,946	19,848,102
Palo Alto Networks, Inc. (a)	19,244	3,522,422
		51,366,012
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	188,057	16,831,102
Dell Technologies, Inc. (a)	41,049	3,710,419
FLIR Systems, Inc.	60,077	2,782,166
		23,323,687
IT Services - 11.8%
Accenture PLC Class A	161,865	25,513,161
Automatic Data Processing, Inc.	113,330	16,328,586
Broadridge Financial Solutions, Inc.	172,740	20,200,216
Cognizant Technology Solutions Corp. Class A	128,322	8,858,068
Fidelity National Information Services, Inc.	170,739	17,773,930
Fiserv, Inc. (a)	333,617	26,455,828
IBM Corp.	82,947	9,574,572
Jack Henry & Associates, Inc.	123,722	18,537,267
MasterCard, Inc. Class A	130,371	25,770,436
Paychex, Inc.	250,351	16,395,487
VeriSign, Inc. (a)	57,952	8,260,478
Visa, Inc. Class A	224,912	31,004,119
Worldpay, Inc. (a)	104,093	9,559,901
		234,232,049
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	179,179	8,399,912
Texas Instruments, Inc.	68,077	6,319,588
Xilinx, Inc.	14,355	1,225,486
		15,944,986
Software - 3.0%
Adobe, Inc. (a)	4,114	1,011,057
ANSYS, Inc. (a)	53,395	7,985,222
CDK Global, Inc.	23,997	1,373,588
Intuit, Inc.	38,057	8,030,027
Microsoft Corp.	171,309	18,297,514
Oracle Corp.	199,112	9,724,630
Salesforce.com, Inc. (a)	25,832	3,545,184
Synopsys, Inc. (a)	112,150	10,040,790
		60,008,012
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	33,776	7,392,215

TOTAL INFORMATION TECHNOLOGY		392,266,961

MATERIALS - 1.9%
Chemicals - 0.6%
Ecolab, Inc.	47,645	7,296,832
International Flavors & Fragrances, Inc. (b)	17,134	2,478,604
Sherwin-Williams Co.	6,545	2,575,261
		12,350,697
Containers & Packaging - 0.1%
Avery Dennison Corp.	8,852	803,053
Ball Corp.	25,765	1,154,272
		1,957,325
Metals & Mining - 1.2%
Newmont Mining Corp.	746,431	23,079,647

TOTAL MATERIALS		37,387,669

REAL ESTATE - 8.2%
Equity Real Estate Investment Trusts (REITs) - 8.2%
American Tower Corp.	66,381	10,342,824
AvalonBay Communities, Inc.	95,184	16,693,370
Boston Properties, Inc.	9,255	1,117,634
Camden Property Trust (SBI)	90,736	8,190,739
Crown Castle International Corp.	150,766	16,394,295
Digital Realty Trust, Inc.	39,694	4,098,802
Duke Realty Corp.	101,072	2,786,555
Equinix, Inc.	14,627	5,539,830
Equity Residential (SBI)	214,219	13,915,666
Essex Property Trust, Inc.	27,750	6,959,145
Extra Space Storage, Inc.	11,985	1,079,369
Federal Realty Investment Trust (SBI)	48,256	5,986,157
Invitation Homes, Inc.	120,471	2,635,905
Mid-America Apartment Communities, Inc.	43,320	4,232,797
National Retail Properties, Inc.	91,253	4,266,078
Public Storage	93,334	19,177,337
Realty Income Corp.	190,378	11,474,082
Regency Centers Corp.	24,499	1,552,257
Simon Property Group, Inc.	39,773	7,299,141
UDR, Inc.	251,083	9,839,943
Ventas, Inc.	60,507	3,511,826
Welltower, Inc.	85,441	5,645,087
		162,738,839
UTILITIES - 8.3%
Electric Utilities - 5.4%
Alliant Energy Corp.	47,700	2,050,146
American Electric Power Co., Inc.	121,358	8,902,823
Duke Energy Corp.	253,082	20,912,166
Edison International	35,669	2,475,072
Evergy, Inc.	93,740	5,248,503
Eversource Energy	72,007	4,555,163
NextEra Energy, Inc.	138,260	23,849,850
PPL Corp.	40,515	1,231,656
Southern Co.	420,874	18,951,956
Xcel Energy, Inc.	393,578	19,289,258
		107,466,593
Multi-Utilities - 2.6%
CMS Energy Corp.	85,188	4,218,510
Consolidated Edison, Inc.	285,670	21,710,920
Dominion Resources, Inc.	160,767	11,481,979
DTE Energy Co.	10,482	1,178,177
Sempra Energy	9,544	1,050,985
WEC Energy Group, Inc.	167,009	11,423,416
		51,063,987
Water Utilities - 0.3%
American Water Works Co., Inc.	57,647	5,103,489

TOTAL UTILITIES		163,634,069

TOTAL COMMON STOCKS
(Cost $1,793,612,169)		1,971,212,711
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.09% 1/3/19 (c)
(Cost $498,194)	500,000	498,058
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 2.23% (d)	3,745,956	$3,746,705
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	29,456,811	29,459,757
TOTAL MONEY MARKET FUNDS
(Cost $33,206,462)		33,206,462
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $1,827,316,825)		2,004,917,231
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(25,243,901)
NET ASSETS - 100%		$1,979,673,330

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	47	Dec. 2018	$6,371,085	$58,082	$58,082
CME E-mini S&P MidCap 400 Index Contracts (United States)	12	Dec. 2018	2,189,760	13,242	13,242
TOTAL FUTURES CONTRACTS					$71,324

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $269,947.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$169,688
Fidelity Securities Lending Cash Central Fund	61,719
Total	$231,407

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$109,959,619	$109,959,619	$--	$--
Consumer Discretionary	156,139,582	156,139,582	--	--
Consumer Staples	228,927,450	228,927,450	--	--
Energy	36,875,387	36,875,387	--	--
Financials	194,771,830	194,771,830	--	--
Health Care	303,571,493	303,571,493	--	--
Industrials	184,939,812	184,939,812	--	--
Information Technology	392,266,961	392,266,961	--	--
Materials	37,387,669	37,387,669	--	--
Real Estate	162,738,839	162,738,839	--	--
Utilities	163,634,069	163,634,069	--	--
U.S. Government and Government Agency Obligations	498,058	--	498,058	--
Money Market Funds	33,206,462	33,206,462	--	--
Total Investments in Securities:	$2,004,917,231	$2,004,419,173	$498,058	$--
Derivative Instruments:
Assets
Futures Contracts	$71,324	$71,324	$--	$--
Total Assets	$71,324	$71,324	$--	$--
Total Derivative Instruments:	$71,324	$71,324	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$71,324	$0
Total Equity Risk	71,324	0
Total Value of Derivatives	$71,324	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Minimum Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $28,724,715) — See accompanying schedule: Unaffiliated issuers (cost $1,794,110,363)	$1,971,710,769
Fidelity Central Funds (cost $33,206,462)	33,206,462
Total Investment in Securities (cost $1,827,316,825)		$2,004,917,231
Receivable for fund shares sold		4,071,611
Dividends receivable		1,998,066
Distributions receivable from Fidelity Central Funds		25,677
Receivable for daily variation margin on futures contracts		47,085
Prepaid expenses		3,505
Receivable from investment adviser for expense reductions		103,416
Total assets		2,011,166,591
Liabilities
Payable for fund shares redeemed	$1,552,967
Accrued management fee	160,642
Other affiliated payables	161,317
Other payables and accrued expenses	161,772
Collateral on securities loaned	29,456,563
Total liabilities		31,493,261
Net Assets		$1,979,673,330
Net Assets consist of:
Paid in capital		$1,768,943,564
Total distributable earnings (loss)		210,729,766
Net Assets, for 150,218,038 shares outstanding		$1,979,673,330
Net Asset Value, offering price and redemption price per share ($1,979,673,330 ÷ 150,218,038 shares)		$13.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$31,734,999
Interest		9,769
Income from Fidelity Central Funds		231,407
Total income		31,976,175
Expenses
Management fee	$1,480,313
Transfer agent fees	1,110,235
Accounting and security lending fees	400,997
Custodian fees and expenses	63,721
Independent trustees' fees and expenses	5,956
Registration fees	225,116
Audit	55,510
Legal	2,894
Interest	4,739
Miscellaneous	7,479
Total expenses before reductions	3,356,960
Expense reductions	(1,114,608)
Total expenses after reductions		2,242,352
Net investment income (loss)		29,733,823
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,505,890
Fidelity Central Funds	(1,487)
Foreign currency transactions	23
Futures contracts	837,955
Total net realized gain (loss)		15,342,381
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	88,325,213
Fidelity Central Funds	210
Futures contracts	16,513
Total change in net unrealized appreciation (depreciation)		88,341,936
Net gain (loss)		103,684,317
Net increase (decrease) in net assets resulting from operations		$133,418,140

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,733,823	$11,881,005
Net realized gain (loss)	15,342,381	37,511,259
Change in net unrealized appreciation (depreciation)	88,341,936	41,590,215
Net increase (decrease) in net assets resulting from operations	133,418,140	90,982,479
Distributions to shareholders	(36,966,621)	–
Distributions to shareholders from net investment income	–	(14,558,665)
Total distributions	(36,966,621)	(14,558,665)
Share transactions
Proceeds from sales of shares	1,711,878,423	672,203,785
Reinvestment of distributions	11,753,177	13,736,526
Cost of shares redeemed	(688,798,167)	(862,562,675)
Net increase (decrease) in net assets resulting from share transactions	1,034,833,433	(176,622,364)
Total increase (decrease) in net assets	1,131,284,952	(100,198,550)
Net Assets
Beginning of period	848,388,378	948,586,928
End of period	$1,979,673,330	$848,388,378
Other Information
Undistributed net investment income end of period		$6,625,261
Shares
Sold	135,974,905	56,408,013
Issued in reinvestment of distributions	934,275	1,252,190
Redeemed	(54,004,780)	(77,680,775)
Net increase (decrease)	82,904,400	(20,020,572)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Minimum Volatility Index Fund

Years ended October 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$12.60	$10.86	$10.22	$10.00
Income from Investment Operations
Net investment income (loss)B	.26	.24	.23	.09
Net realized and unrealized gain (loss)	.82	1.74	.53	.13
Total from investment operations	1.08	1.98	.76	.22
Distributions from net investment income	(.14)	(.24)	(.12)	–
Distributions from net realized gain	(.37)	–	–C	–
Total distributions	(.50)D	(.24)	(.12)	–
Net asset value, end of period	$13.18	$12.60	$10.86	$10.22
Total ReturnE,F	8.79%	18.60%	7.56%	2.20%
Ratios to Average Net AssetsG,H
Expenses before reductions	.23%	.26%	.23%	.31%I
Expenses net of fee waivers, if any	.15%	.15%	.15%	.15%I
Expenses net of all reductions	.15%	.15%	.15%	.15%I
Net investment income (loss)	2.00%	2.04%	2.12%	2.08%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,979,673	$848,388	$948,587	$669,739
Portfolio turnover rateJ	39%	108%	37%	3%K

 A For the period May 29, 2015 (commencement of operations) to October 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.50 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.368 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity SAI International Minimum Volatility Index Fund and Fidelity SAI U.S. Minimum Volatility Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. In September 2018 the Board of Trustees approved a change in the name of Fidelity SAI International Minimum Volatility Index Fund and Fidelity SAI U.S. Minimum Volatility Index Fund to Fidelity SAI International Low Volatility Index Fund and Fidelity SAI U.S. Low Volatility Index Fund effective February 19, 2019. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity SAI International Minimum Volatility Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity SAI International Minimum Volatility Index Fund	$1,448,562,665	$157,908,431	$(80,627,756)	$77,280,675
Fidelity SAI U.S. Minimum Volatility Index Fund	1,837,126,564	223,242,900	(55,452,233)	167,790,667

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity SAI International Minimum Volatility Index Fund	$33,930,889	$2,378,202	$77,166,623
Fidelity SAI U.S. Minimum Volatility Index Fund	30,052,961	12,886,136	167,790,667

The tax character of distributions paid was as follows:

October 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity SAI International Minimum Volatility Index Fund	$32,823,660	$–	$32,823,660
Fidelity SAI U.S. Minimum Volatility Index Fund	9,975,122	26,991,499	36,966,621

October 31, 2017
Ordinary Income
Fidelity SAI International Minimum Volatility Index Fund	$32,253,343
Fidelity SAI U.S. Minimum Volatility Index Fund	14,558,665

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Minimum Volatility Index Fund	707,028,438	989,064,130
Fidelity SAI U.S. Minimum Volatility Index Fund	1,643,554,821	585,396,825

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity SAI International Minimum Volatility Index Fund	.15%
Fidelity SAI U.S. Minimum Volatility Index Fund	.10%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity SAI International Minimum Volatility Index Fund	.03
Fidelity SAI U.S. Minimum Volatility Index Fund	.03

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Minimum Volatility Index Fund	Borrower	$43,277,267	1.96%	$35,279
Fidelity SAI U.S. Minimum Volatility Index Fund	Borrower	$7,809,455	1.99%	$4,739

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity SAI International Minimum Volatility Index Fund	$4,691
Fidelity SAI U.S. Minimum Volatility Index Fund	3,639

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM. Security lending activity was as follows:

Total Security Lending Income
Fidelity SAI International Minimum Volatility Index Fund	$53,328
Fidelity SAI U.S. Minimum Volatility Index Fund	$61,719

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity SAI International Minimum Volatility Index Fund	.20%	$1,625,295
Fidelity SAI U.S. Minimum Volatility Index Fund	.15%	$1,110,820

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity SAI U.S. Minimum Volatility Index Fund	3,788

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Funds.

	Strategic Advisers Fidelity International Fund	Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI International Minimum Volatility Index Fund	27%	–%
Fidelity SAI U.S. Minimum Volatility Index Fund	–%	20%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Fund.

Fund	% of shares held
Fidelity SAI International Minimum Volatility Index Fund	27%
Fidelity SAI U.S. Minimum Volatility Index Fund	25%

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI International Minimum Volatility Index Fund and Fidelity SAI U.S. Minimum Volatility Index Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity SAI International Minimum Volatility Index Fund and Fidelity SAI U.S. Minimum Volatility Index Fund (2 of the funds constituting Fidelity Salem Street Trust, hereafter collectively referred to as the “Funds” ) as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 14, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 260 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Fidelity SAI International Minimum Volatility Index Fund	.20%
Actual		$1,000.00	$945.90	$.98
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Fidelity SAI U.S. Minimum Volatility Index Fund	.15%
Actual		$1,000.00	$1,063.80	$.78
Hypothetical-C		$1,000.00	$1,024.45	$.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
SAI International Minimum Volatility Index Fund	12/17/18	12/14/18	$0.242	$0.027
SAI U.S Minimum Volatility Index Fund	12/17/18	12/14/18	$0.193	$0.124

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

SAI International Minimum Volatility Index Fund	$2,378,202

SAI U.S Minimum Volatility Index Fund	$13,013,896

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

SAI International Minimum Volatility Index Fund
December 2017	95%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

SAI International Minimum Volatility Index Fund
December 2017	80%
SAI U.S Minimum Volatility Index Fund
December 2017	97%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
SAI International Minimum Volatility Index Fund	12/18/17	$ 0.2094	$0.0234

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI International Low Volatility Index Fund (formerly Fidelity SAI International Minimum Volatility Index Fund)
Fidelity SAI U.S. Low Volatility Index Fund (formerly Fidelity SAI U.S. Minimum Volatility Index Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for each fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity SAI International Low Volatility Index Fund

At its July 2018 meeting, the Board approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2018) that lowered the sub-advisory fee rate that FMR pays to Geode.

At its September 2018 meeting, the Board approved an amended and restated sub-advisory agreement for the fund with Geode (effective March 1, 2019) that further lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

Fidelity SAI U.S. Low Volatility Index Fund

The Board noted that the fund's management fee rate ranked equal to the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked equal to the competitive median for 2017.

The Board further considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.20% for Fidelity SAI International Low Volatility Index Fund and 0.15% for Fidelity SAI U.S. Low Volatility Index Fund through December 31, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

SV1-SV2-ANN-1218
1.9867660.103

Fidelity® SAI International Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Annual Report

October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Life of fundA
Fidelity® SAI International Index Fund	(7.14)%	5.65%

 A From January 5, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI International Index Fund on January 5, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$11,677	Fidelity® SAI International Index Fund
$11,870	MSCI EAFE Index

Management's Discussion of Fund Performance

Market Recap:  International equities returned -8.08% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. A modestly positive first half of the period gave way to a confluence of overwhelmingly negative factors – including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -11% second-half return. The index lost 8% in October alone, its largest monthly drop in more than six years. Among sectors, new-media-infused communications services (-15%) was hit the hardest, while economically sensitive consumer discretionary (-13%), information technology (-12%), financials (-10%), industrials (-9%) and materials (-7%) stocks also fared poorly. Even the more defensive real estate (-9%), utilities (-6%) and consumer staples (-5%) sectors weren’t spared this period. Conversely, elevated crude-oil prices fueled a positive return for energy (+7%), the top-performing sector, followed by the relatively stable-growing health care segment (+2%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth also pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund returned -7.14%, compared with a return of -6.65% for the benchmark MSCI EAFE Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) All sectors in the benchmark posted a negative return for the 12 months, with the exception of health care (+2%) and energy (15%), the latter of which benefited from higher crude-oil prices for much of the period. Shares of German pharmaceutical and life sciences company Bayer (-40%) hurt the fund return the most on an absolute basis. An unfavorable and costly legal ruling for seed company Monsanto, which Bayer acquired in June, weighed on Bayer stock. British American Tobacco (-30%) also detracted, as the company faced a combination of competitive and regulatory challenges. Other notable detractors included Belgium-based brewer Anheuser-Busch InBev (-38%) and Spanish bank Banco Santander (-27%). In contrast, Japanese electronics giant Sony (+41%), contributed more than any other holding, driven by strong financial results. Elsewhere, better-than-expected earnings boosted shares of Swiss pharmaceutical company Novartis (+10%), while U.K.-based energy giant BP (+13%) also added value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
Japan	24.1%
United Kingdom	16.0%
France	9.9%
Germany	8.9%
Switzerland	8.5%
Australia	6.6%
Netherlands	4.4%
Spain	2.9%
Sweden	2.4%
Other*	16.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.9
Novartis AG (Switzerland, Pharmaceuticals)	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.2
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.1
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.1
Total SA (France, Oil, Gas & Consumable Fuels)	1.1
Toyota Motor Corp. (Japan, Automobiles)	1.0
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.9
SAP SE (Germany, Software)	0.8
11.8

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	18.8
Industrials	13.6
Consumer Staples	11.4
Health Care	11.3
Consumer Discretionary	10.8
Materials	7.5
Energy	6.3
Information Technology	6.2
Communication Services	5.2
Real Estate	3.5

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 6.6%
AGL Energy Ltd.	386,946	$4,932,285
Alumina Ltd.	1,384,707	2,500,480
Amcor Ltd.	680,486	6,409,086
AMP Ltd.	1,759,208	3,077,084
APA Group unit	700,834	4,764,438
Aristocrat Leisure Ltd.	337,216	6,328,187
ASX Ltd.	122,443	5,130,513
Aurizon Holdings Ltd.	1,136,949	3,381,548
Australia & New Zealand Banking Group Ltd.	1,696,922	31,159,441
Bank of Queensland Ltd.	249,529	1,705,193
Bendigo & Adelaide Bank Ltd.	271,490	1,966,775
BHP Billiton Ltd.	1,883,408	43,457,106
BlueScope Steel Ltd.	334,525	3,404,165
Boral Ltd.	664,206	2,638,705
Brambles Ltd.	936,129	7,040,208
Caltex Australia Ltd.	147,680	2,955,419
Challenger Ltd.	311,221	2,261,213
Cimic Group Ltd.	53,993	1,808,140
Coca-Cola Amatil Ltd.	282,177	1,980,252
Cochlear Ltd.	34,086	4,286,426
Commonwealth Bank of Australia	1,031,462	50,567,656
Computershare Ltd.	278,287	3,896,053
Crown Ltd.	213,750	1,893,602
CSL Ltd.	265,117	35,295,609
DEXUS Property Group unit	607,946	4,391,273
Dominos Pizza Enterprises Ltd.	34,981	1,337,925
Flight Centre Travel Group Ltd.	31,758	1,043,509
Fortescue Metals Group Ltd.	880,603	2,494,396
Goodman Group unit	952,971	7,004,906
Harvey Norman Holdings Ltd. (a)	323,519	730,829
Healthscope Ltd.	987,486	1,475,498
Incitec Pivot Ltd.	950,524	2,625,143
Insurance Australia Group Ltd.	1,359,218	6,574,081
Lendlease Group unit	347,486	4,330,871
Macquarie Group Ltd.	190,208	15,786,347
Medibank Private Ltd.	1,558,091	3,078,380
Mirvac Group unit	2,078,963	3,194,712
National Australia Bank Ltd.	1,596,120	28,585,743
Newcrest Mining Ltd.	452,573	6,605,290
Orica Ltd.	215,078	2,613,596
Origin Energy Ltd. (b)	1,037,073	5,353,800
QBE Insurance Group Ltd.	799,580	6,409,640
Ramsay Health Care Ltd.	80,165	3,191,544
realestate.com.au Ltd.	29,968	1,519,908
Rio Tinto Ltd.	239,790	12,973,277
Santos Ltd.	1,047,385	4,924,926
Scentre Group unit	3,122,842	8,801,533
SEEK Ltd.	189,294	2,394,107
Sonic Healthcare Ltd.	244,018	3,896,670
South32 Ltd.	3,016,815	7,733,614
SP AusNet	977,528	1,183,724
Stockland Corp. Ltd. unit	1,462,770	3,739,457
Suncorp Group Ltd.	767,598	7,615,479
Sydney Airport unit	624,664	2,848,771
Tabcorp Holdings Ltd.	1,150,176	3,762,977
Telstra Corp. Ltd.	2,455,360	5,355,391
The GPT Group unit	1,089,051	3,979,451
TPG Telecom Ltd.	213,693	1,085,012
Transurban Group unit	1,532,698	12,308,210
Treasury Wine Estates Ltd.	424,372	4,543,848
Vicinity Centres unit	1,844,341	3,461,086
Wesfarmers Ltd.	664,939	21,952,265
Westpac Banking Corp.	2,006,553	38,115,939
Woodside Petroleum Ltd.	546,313	13,482,474
Woolworths Group Ltd.	763,835	15,378,064

TOTAL AUSTRALIA		520,723,250

Austria - 0.2%
Andritz AG	41,248	2,137,886
Erste Group Bank AG	178,280	7,269,438
OMV AG	88,029	4,898,558
Raiffeisen International Bank-Holding AG	83,843	2,288,651
Voestalpine AG	64,723	2,301,154

TOTAL AUSTRIA		18,895,687

Bailiwick of Jersey - 1.2%
Experian PLC	531,248	12,218,280
Ferguson PLC	133,259	8,998,621
Glencore Xstrata PLC	6,760,618	27,553,174
Randgold Resources Ltd.	56,648	4,455,576
Shire PLC	535,030	32,289,563
WPP PLC	739,774	8,371,084

TOTAL BAILIWICK OF JERSEY		93,886,298

Belgium - 1.0%
Ageas	106,414	5,328,623
Anheuser-Busch InBev SA NV	446,426	33,018,272
Colruyt NV	34,470	2,003,658
Groupe Bruxelles Lambert SA	48,481	4,512,669
KBC Groep NV	148,201	10,222,666
Proximus	84,938	2,169,423
Solvay SA Class A	43,906	5,005,338
Telenet Group Holding NV	30,227	1,468,066
UCB SA	74,798	6,284,526
Umicore SA	123,217	5,804,373

TOTAL BELGIUM		75,817,614

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	374,000	2,732,764
Dairy Farm International Holdings Ltd.	191,113	1,725,750
Hongkong Land Holdings Ltd.	701,623	4,153,608
Jardine Matheson Holdings Ltd.	129,091	7,449,842
Jardine Strategic Holdings Ltd.	131,820	4,415,970
Kerry Properties Ltd.	357,000	1,122,176
Li & Fung Ltd.	3,216,000	635,658
NWS Holdings Ltd.	893,856	1,769,030
Shangri-La Asia Ltd.	720,000	982,409
Yue Yuen Industrial (Holdings) Ltd.	403,500	1,103,689

TOTAL BERMUDA		26,090,896

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	173,100	1,494,382
Cheung Kong Property Holdings Ltd.	1,517,000	9,846,441
CK Hutchison Holdings Ltd.	1,594,000	16,047,832
Melco Crown Entertainment Ltd. sponsored ADR	151,472	2,518,979
MGM China Holdings Ltd. (a)	545,200	770,321
Minth Group Ltd.	422,000	1,366,854
Sands China Ltd.	1,424,400	5,612,630
WH Group Ltd. (c)	5,357,500	3,750,684
Wharf Real Estate Investment Co. Ltd.	723,000	4,476,138
Wynn Macau Ltd.	884,400	1,824,749

TOTAL CAYMAN ISLANDS		47,709,010

Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A	2,223	2,645,906
Series B	3,835	4,840,577
Carlsberg A/S Series B	65,447	7,219,449
Christian Hansen Holding A/S	58,356	5,898,590
Coloplast A/S Series B	69,694	6,507,129
Danske Bank A/S	419,081	8,038,817
DONG Energy A/S (c)	111,092	7,058,252
DSV de Sammensluttede Vognmaend A/S	109,983	8,842,854
Genmab A/S (b)	36,138	4,950,877
H Lundbeck A/S	39,479	1,843,620
ISS Holdings A/S	93,400	3,071,314
Novo Nordisk A/S Series B	1,065,512	46,015,794
Novozymes A/S Series B	126,414	6,246,908
Pandora A/S	62,953	3,938,565
Tryg A/S	69,425	1,677,946
Vestas Wind Systems A/S	114,603	7,187,372
William Demant Holding A/S (b)	58,746	1,933,555

TOTAL DENMARK		127,917,525

Finland - 1.2%
Elisa Corp. (A Shares)	86,095	3,427,670
Fortum Corp.	260,780	5,492,451
Kone Oyj (B Shares)	198,872	9,690,357
Metso Corp.	58,320	1,843,627
Neste Oyj	75,244	6,200,979
Nokia Corp.	3,290,303	18,585,552
Nokian Tyres PLC	66,413	2,112,253
Nordea Bank ABP (b)	1,790,649	15,573,753
Orion Oyj (B Shares)	59,070	2,033,931
Sampo Oyj (A Shares)	259,175	11,935,929
Stora Enso Oyj (R Shares)	325,245	4,901,412
UPM-Kymmene Corp.	312,224	10,046,927
Wartsila Corp.	263,271	4,489,309

TOTAL FINLAND		96,334,150

France - 9.9%
Accor SA	111,254	5,093,399
Aeroports de Paris	17,970	3,763,403
Air Liquide SA	251,448	30,473,876
Alstom SA	87,786	3,843,001
Amundi SA (c)	34,147	2,033,616
Arkema SA	41,055	4,314,358
Atos Origin SA	55,794	4,788,923
AXA SA	1,140,176	28,534,822
BIC SA	14,140	1,354,926
bioMerieux SA	22,795	1,740,184
BNP Paribas SA	659,847	34,476,441
Bollore SA	499,392	2,116,611
Bouygues SA	129,515	4,729,452
Bureau Veritas SA	147,761	3,338,862
Capgemini SA	92,731	11,343,431
Carrefour SA	335,451	6,516,118
Casino Guichard Perrachon SA (a)	31,701	1,400,339
CNP Assurances	97,582	2,177,367
Compagnie de St. Gobain	292,980	11,036,974
Credit Agricole SA	674,034	8,632,662
Danone SA	360,933	25,558,889
Dassault Aviation SA	1,394	2,313,109
Dassault Systemes SA	76,882	9,652,862
Edenred SA	139,427	5,295,124
EDF SA	345,330	5,741,906
Eiffage SA	50,334	4,926,874
ENGIE	1,071,648	14,292,520
Essilor International SA	122,885	16,806,673
Eurazeo SA	25,891	1,892,957
Eutelsat Communications	99,044	2,009,183
Faurecia SA	43,064	2,092,997
Fonciere des Regions	20,713	2,082,126
Gecina SA	27,201	3,995,955
Groupe Eurotunnel SA	264,210	3,326,247
Hermes International SCA	18,544	10,606,950
ICADE	19,350	1,641,567
Iliad SA	15,033	1,741,024
Imerys SA	19,717	1,217,119
Ingenico SA	33,495	2,376,443
Ipsen SA	21,291	2,956,530
JCDecaux SA	42,584	1,401,644
Kering SA	44,407	19,797,131
Klepierre SA	114,857	3,902,783
L'Oreal SA	148,468	33,447,478
Legrand SA	154,775	10,122,163
LVMH Moet Hennessy - Louis Vuitton SA	162,947	49,439,004
Michelin CGDE Series B	100,340	10,272,263
Natixis SA	529,411	3,097,727
Orange SA	1,173,764	18,320,517
Pernod Ricard SA	125,095	19,099,657
Peugeot Citroen SA	345,255	8,223,846
Publicis Groupe SA	122,750	7,124,040
Remy Cointreau SA	13,017	1,546,615
Renault SA	113,132	8,466,141
Rexel SA	173,527	2,215,066
Safran SA	195,548	25,270,242
Sanofi SA	659,662	58,947,774
Schneider Electric SA	320,704	23,190,461
SCOR SE	97,970	4,527,272
SEB SA	12,506	1,794,695
Societe Generale Series A	451,430	16,548,409
Sodexo SA (a)	53,416	5,452,407
SR Teleperformance SA	33,828	5,578,705
Suez Environnement SA	211,317	3,060,067
Thales SA	62,411	7,987,950
Total SA	1,420,181	83,329,723
Ubisoft Entertainment SA (b)	46,533	4,190,095
Valeo SA	141,352	4,559,206
Veolia Environnement SA	316,228	6,311,055
VINCI SA	296,239	26,365,084
Vivendi SA	612,105	14,762,940
Wendel SA	15,309	1,987,134

TOTAL FRANCE		782,575,114

Germany - 8.3%
adidas AG	110,322	25,990,892
Allianz SE	258,014	53,749,467
Axel Springer Verlag AG	27,603	1,835,228
BASF AG	538,074	41,291,023
Bayer AG	546,750	41,909,732
Bayerische Motoren Werke AG (BMW)	194,854	16,824,066
Beiersdorf AG	59,519	6,161,657
Brenntag AG	91,298	4,774,379
Commerzbank AG (b)	591,207	5,584,050
Continental AG	64,519	10,665,653
Covestro AG (c)	112,963	7,308,364
Daimler AG (Germany)	533,173	31,620,120
Delivery Hero AG (b)(c)	52,132	2,104,446
Deutsche Bank AG	1,153,448	11,302,124
Deutsche Borse AG	113,057	14,287,305
Deutsche Lufthansa AG	144,097	2,898,636
Deutsche Post AG	579,098	18,285,176
Deutsche Telekom AG	1,953,931	32,047,746
Deutsche Wohnen AG (Bearer)	208,518	9,551,035
Drillisch AG (a)	30,083	1,343,859
E.ON AG	1,303,461	12,604,546
Evonik Industries AG	99,063	3,074,382
Fraport AG Frankfurt Airport Services Worldwide	23,705	1,833,819
Fresenius Medical Care AG & Co. KGaA	125,840	9,880,517
Fresenius SE & Co. KGaA	244,262	15,524,274
GEA Group AG	98,337	2,991,704
Hannover Reuck SE	35,797	4,828,966
HeidelbergCement Finance AG	87,972	5,978,489
Henkel AG & Co. KGaA	63,587	6,237,089
Hochtief AG	11,022	1,635,413
Hugo Boss AG	39,121	2,799,531
Infineon Technologies AG	669,289	13,410,472
innogy SE (c)	78,084	3,449,232
K&S AG (a)	108,889	2,031,297
KION Group AG	40,254	2,357,194
Lanxess AG	52,540	3,258,736
MAN SE	19,909	2,074,593
Merck KGaA	76,022	8,147,380
Metro Wholesale & Food Specialist AG	102,710	1,547,249
MTU Aero Engines Holdings AG	30,553	6,498,980
Muenchener Rueckversicherungs AG	88,033	18,940,024
OSRAM Licht AG	56,363	2,286,733
ProSiebenSat.1 Media AG	131,875	3,045,190
Puma AG	4,698	2,415,820
RWE AG	304,142	5,932,056
SAP SE	574,788	61,544,559
Schaeffler AG	94,988	1,004,013
Siemens AG	448,121	51,510,079
Siemens Healthineers AG (c)	90,620	3,755,625
Symrise AG	72,501	6,089,890
Telefonica Deutschland Holding AG	415,911	1,618,165
Thyssenkrupp AG	256,880	5,404,492
TUI AG (GB)	266,771	4,429,417
Uniper SE	113,797	3,288,039
United Internet AG	74,818	3,099,885
Volkswagen AG	20,936	3,457,379
Vonovia SE	283,967	13,000,496
Wirecard AG	68,742	12,878,148
Zalando SE (a)(b)	61,979	2,400,858

TOTAL GERMANY		655,799,689

Hong Kong - 2.4%
AIA Group Ltd.	7,074,400	53,540,974
Bank of East Asia Ltd.	786,032	2,545,950
BOC Hong Kong (Holdings) Ltd.	2,168,500	8,102,200
CLP Holdings Ltd.	970,000	10,872,678
Galaxy Entertainment Group Ltd.	1,394,000	7,537,105
Hang Lung Group Ltd.	514,000	1,263,706
Hang Lung Properties Ltd.	1,118,000	2,024,445
Hang Seng Bank Ltd.	447,700	10,481,796
Henderson Land Development Co. Ltd.	796,565	3,707,576
Hong Kong & China Gas Co. Ltd.	5,583,273	10,664,832
Hong Kong Exchanges and Clearing Ltd.	699,618	18,556,678
Hysan Development Co. Ltd.	348,000	1,630,844
Link (REIT)	1,258,500	11,153,572
MTR Corp. Ltd.	901,403	4,367,959
New World Development Co. Ltd.	3,610,380	4,576,308
PCCW Ltd.	2,420,584	1,327,286
Power Assets Holdings Ltd.	816,000	5,447,319
Sino Land Ltd.	1,838,689	2,883,961
SJM Holdings Ltd.	1,097,000	885,495
Sun Hung Kai Properties Ltd.	929,500	12,079,955
Swire Pacific Ltd. (A Shares)	275,500	2,857,953
Swire Properties Ltd.	662,600	2,260,222
Techtronic Industries Co. Ltd.	817,500	3,825,866
Wharf Holdings Ltd.	689,000	1,718,557
Wheelock and Co. Ltd.	457,000	2,438,864

TOTAL HONG KONG		186,752,101

Ireland - 0.6%
AIB Group PLC	448,169	2,168,547
Bank Ireland Group PLC	579,750	4,113,936
CRH PLC	490,025	14,616,555
DCC PLC (United Kingdom)	52,212	4,481,415
James Hardie Industries PLC CDI	269,328	3,583,716
Kerry Group PLC Class A	92,365	9,467,858
Paddy Power Betfair PLC (Ireland)	47,840	4,128,971
Ryanair Holdings PLC sponsored ADR (b)	16,001	1,324,883
Smurfit Kappa Group PLC	133,333	4,346,345

TOTAL IRELAND		48,232,226

Isle of Man - 0.1%
Gaming VC Holdings SA	322,839	3,866,557
Genting Singapore Ltd.	3,433,400	2,181,274

TOTAL ISLE OF MAN		6,047,831

Israel - 0.5%
Azrieli Group	24,180	1,173,947
Bank Hapoalim BM (Reg.)	641,868	4,348,313
Bank Leumi le-Israel BM	888,176	5,544,161
Bezeq The Israel Telecommunication Corp. Ltd.	1,176,724	1,353,287
Check Point Software Technologies Ltd. (a)(b)	75,459	8,375,949
Elbit Systems Ltd. (Israel)	13,365	1,598,835
Israel Chemicals Ltd.	390,682	2,253,864
Mizrahi Tefahot Bank Ltd.	79,046	1,331,936
NICE Systems Ltd. (b)	36,965	3,919,243
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	567,724	11,343,126

TOTAL ISRAEL		41,242,661

Italy - 1.8%
Assicurazioni Generali SpA	683,413	11,053,687
Atlantia SpA	291,418	5,862,125
Davide Campari-Milano SpA	357,323	2,750,085
Enel SpA	4,751,949	23,299,115
Eni SpA	1,487,257	26,413,314
Intesa Sanpaolo SpA	8,723,401	19,322,985
Leonardo SpA	230,909	2,508,160
Luxottica Group SpA	99,690	6,268,979
Mediobanca SpA	379,124	3,328,824
Moncler SpA	106,920	3,717,860
Pirelli & C. S.p.A. (c)	220,817	1,624,204
Poste Italiane SpA (c)	295,561	2,125,772
Prysmian SpA	145,598	2,829,883
Recordati SpA	59,139	2,004,155
Snam Rete Gas SpA	1,357,668	5,618,985
Telecom Italia SpA (b)	6,585,652	3,873,379
Terna SpA	797,622	4,124,142
UniCredit SpA	1,176,827	15,083,471

TOTAL ITALY		141,809,125

Japan - 24.1%
ABC-MART, Inc.	18,200	1,064,563
ACOM Co. Ltd.	218,900	808,980
AEON Co. Ltd.	358,800	8,235,235
AEON Financial Service Co. Ltd.	65,200	1,280,482
AEON MALL Co. Ltd.	56,700	1,049,730
Agc, Inc.	105,000	3,439,215
Air Water, Inc.	82,100	1,332,256
Aisin Seiki Co. Ltd.	96,600	3,796,880
Ajinomoto Co., Inc.	272,400	4,400,748
Alfresa Holdings Corp.	115,600	3,088,882
All Nippon Airways Ltd.	65,300	2,195,752
Alps Electric Co. Ltd.	114,800	2,706,159
Amada Holdings Co. Ltd.	188,500	1,775,828
Aozora Bank Ltd.	66,150	2,282,599
Asahi Group Holdings	212,700	9,347,117
Asahi Kasei Corp.	739,800	8,876,456
Asics Corp.	91,100	1,324,093
Astellas Pharma, Inc.	1,097,800	16,961,236
Bandai Namco Holdings, Inc.	119,100	4,237,927
Bank of Kyoto Ltd.	29,500	1,330,748
Benesse Holdings, Inc.	39,000	1,087,030
Bridgestone Corp.	361,200	13,927,619
Brother Industries Ltd.	127,200	2,334,659
Calbee, Inc.	45,700	1,518,811
Canon, Inc.	582,200	16,583,042
Casio Computer Co. Ltd.	111,500	1,682,887
Central Japan Railway Co.	84,200	16,158,713
Chiba Bank Ltd.	335,300	2,121,229
Chubu Electric Power Co., Inc.	358,300	5,166,932
Chugai Pharmaceutical Co. Ltd.	131,600	7,704,756
Chugoku Electric Power Co., Inc.	157,700	2,029,338
Coca-Cola West Co. Ltd.	75,800	1,985,102
Concordia Financial Group Ltd.	620,700	2,840,796
Credit Saison Co. Ltd.	86,000	1,365,683
CyberAgent, Inc.	57,200	2,434,042
CYBERDYNE, Inc. (a)(b)	60,900	430,701
Dai Nippon Printing Co. Ltd.	148,000	3,320,751
Dai-ichi Mutual Life Insurance Co.	632,900	11,876,581
Daicel Chemical Industries Ltd.	145,200	1,537,768
Daifuku Co. Ltd.	57,300	2,468,011
Daiichi Sankyo Kabushiki Kaisha	332,800	12,720,683
Daikin Industries Ltd.	145,000	16,807,229
Dainippon Sumitomo Pharma Co. Ltd.	87,600	1,830,290
Daito Trust Construction Co. Ltd.	43,000	5,678,203
Daiwa House Industry Co. Ltd.	331,700	10,015,462
Daiwa House REIT Investment Corp.	953	2,086,152
Daiwa Securities Group, Inc.	956,500	5,485,250
DeNA Co. Ltd.	60,500	1,006,346
DENSO Corp.	256,300	11,432,459
Dentsu, Inc.	127,400	5,908,790
Disco Corp.	16,300	2,595,923
Don Quijote Holdings Co. Ltd.	72,300	4,331,528
East Japan Railway Co.	185,000	16,157,483
Eisai Co. Ltd.	147,800	12,308,848
Electric Power Development Co. Ltd.	83,200	2,267,382
FamilyMart Co. Ltd.	37,500	4,346,623
Fanuc Corp.	113,600	19,762,658
Fast Retailing Co. Ltd.	34,300	17,270,235
Fuji Electric Co. Ltd.	73,200	2,234,465
Fujifilm Holdings Corp.	226,100	9,778,911
Fujitsu Ltd.	115,000	6,996,416
Fukuoka Financial Group, Inc.	91,200	2,240,851
Hakuhodo DY Holdings, Inc.	132,900	2,221,380
Hamamatsu Photonics K.K.	80,500	2,696,770
Hankyu Hanshin Holdings, Inc.	136,100	4,487,012
Hikari Tsushin, Inc.	12,200	2,132,175
Hino Motors Ltd.	148,000	1,416,698
Hirose Electric Co. Ltd.	18,130	1,724,065
Hisamitsu Pharmaceutical Co., Inc.	32,300	1,823,468
Hitachi Chemical Co. Ltd.	59,800	943,890
Hitachi Construction Machinery Co. Ltd.	60,900	1,616,921
Hitachi High-Technologies Corp.	39,100	1,474,458
Hitachi Ltd.	562,800	17,204,906
Hitachi Metals Ltd.	122,800	1,449,635
Honda Motor Co. Ltd.	954,500	27,246,709
Hoshizaki Corp.	30,800	2,486,711
Hoya Corp.	222,700	12,659,173
Hulic Co. Ltd.	171,000	1,568,529
Idemitsu Kosan Co. Ltd.	76,500	3,491,603
IHI Corp.	83,300	3,047,319
Iida Group Holdings Co. Ltd.	82,300	1,498,154
INPEX Corp.	602,600	6,861,573
Isetan Mitsukoshi Holdings Ltd.	192,300	2,247,467
Isuzu Motors Ltd.	325,900	4,272,728
Itochu Corp.	824,500	15,291,151
J. Front Retailing Co. Ltd.	147,800	1,936,817
Japan Airlines Co. Ltd.	65,700	2,338,963
Japan Airport Terminal Co. Ltd.	26,500	1,019,276
Japan Exchange Group, Inc.	300,800	5,400,991
Japan Post Bank Co. Ltd.	249,600	2,913,309
Japan Post Holdings Co. Ltd.	919,700	10,906,251
Japan Prime Realty Investment Corp.	479	1,710,790
Japan Real Estate Investment Corp.	790	4,074,799
Japan Retail Fund Investment Corp.	1,465	2,705,774
Japan Tobacco, Inc.	647,000	16,624,877
JFE Holdings, Inc.	288,800	5,427,007
JGC Corp.	117,800	2,280,236
JSR Corp.	109,100	1,630,191
JTEKT Corp.	115,400	1,435,765
JX Holdings, Inc.	1,927,900	13,026,787
Kajima Corp.	272,000	3,502,418
Kakaku.com, Inc.	77,900	1,413,226
Kamigumi Co. Ltd.	60,400	1,249,378
Kaneka Corp.	27,200	1,137,803
Kansai Electric Power Co., Inc.	414,100	6,338,008
Kansai Paint Co. Ltd.	98,100	1,452,786
Kao Corp.	290,600	19,331,359
Kawasaki Heavy Industries Ltd.	78,900	1,869,806
KDDI Corp.	1,039,100	25,146,065
Keihan Electric Railway Co., Ltd.	55,100	2,090,025
Keihin Electric Express Railway Co. Ltd.	138,100	2,045,155
Keio Corp.	62,300	3,383,767
Keisei Electric Railway Co.	71,500	2,203,493
Keyence Corp.	57,000	27,935,481
Kikkoman Corp.	87,100	4,771,974
Kintetsu Group Holdings Co. Ltd.	103,200	3,960,261
Kirin Holdings Co. Ltd.	482,700	11,518,447
Kobayashi Pharmaceutical Co. Ltd.	27,300	1,790,402
Kobe Steel Ltd.	174,800	1,405,446
Koito Manufacturing Co. Ltd.	62,900	2,999,087
Komatsu Ltd.	537,500	13,997,820
Konami Holdings Corp.	53,100	2,025,777
Konica Minolta, Inc.	257,200	2,545,866
Kose Corp.	17,100	2,556,627
Kubota Corp.	580,100	9,157,920
Kuraray Co. Ltd.	197,100	2,707,271
Kurita Water Industries Ltd.	56,200	1,386,136
Kyocera Corp.	188,100	10,180,517
Kyowa Hakko Kirin Co., Ltd.	146,800	2,843,054
Kyushu Electric Power Co., Inc.	235,200	2,738,980
Kyushu Railway Co.	90,900	2,787,380
Lawson, Inc.	28,700	1,816,085
LINE Corp. (a)(b)	39,700	1,265,712
Lion Corp.	126,700	2,380,503
LIXIL Group Corp.	163,400	2,577,675
M3, Inc.	248,000	3,995,781
Mabuchi Motor Co. Ltd.	27,600	983,312
Makita Corp.	131,800	4,561,342
Marubeni Corp.	919,000	7,451,886
Marui Group Co. Ltd.	113,400	2,441,705
Maruichi Steel Tube Ltd.	32,300	933,203
Mazda Motor Corp.	322,300	3,432,847
McDonald's Holdings Co. (Japan) Ltd.	38,000	1,673,771
Mebuki Financial Group, Inc.	458,590	1,402,167
Medipal Holdings Corp.	97,400	2,091,551
Meiji Holdings Co. Ltd.	72,600	4,816,990
Minebea Mitsumi, Inc.	233,300	3,569,029
Misumi Group, Inc.	169,500	3,403,970
Mitsubishi Chemical Holdings Corp.	752,700	5,867,594
Mitsubishi Corp.	795,100	22,378,338
Mitsubishi Electric Corp.	1,060,800	13,429,136
Mitsubishi Estate Co. Ltd.	722,100	11,540,458
Mitsubishi Gas Chemical Co., Inc.	89,300	1,504,492
Mitsubishi Heavy Industries Ltd.	178,100	6,278,335
Mitsubishi Materials Corp.	68,700	1,901,953
Mitsubishi Motors Corp. of Japan	380,100	2,387,510
Mitsubishi Tanabe Pharma Corp.	157,400	2,326,789
Mitsubishi UFJ Financial Group, Inc.	6,922,300	41,897,171
Mitsubishi UFJ Lease & Finance Co. Ltd.	223,500	1,150,826
Mitsui & Co. Ltd.	971,200	16,227,402
Mitsui Chemicals, Inc.	104,500	2,343,325
Mitsui Fudosan Co. Ltd.	533,800	12,022,376
Mitsui OSK Lines Ltd.	73,300	1,781,525
Mizuho Financial Group, Inc.	14,148,200	24,297,604
MS&AD Insurance Group Holdings, Inc.	278,300	8,359,363
Murata Manufacturing Co. Ltd.	105,600	16,064,377
Nabtesco Corp.	64,000	1,411,193
Nagoya Railroad Co. Ltd.	99,400	2,401,422
NEC Corp.	155,600	4,466,534
New Hampshire Foods Ltd.	52,000	1,793,265
Nexon Co. Ltd. (b)	270,500	3,082,935
NGK Insulators Ltd.	149,700	2,106,888
NGK Spark Plug Co. Ltd.	90,600	1,840,344
Nidec Corp.	131,700	16,912,598
Nikon Corp.	193,200	3,367,987
Nintendo Co. Ltd.	66,400	20,730,271
Nippon Building Fund, Inc.	803	4,590,198
Nippon Electric Glass Co. Ltd.	48,100	1,211,903
Nippon Express Co. Ltd.	42,500	2,682,112
Nippon Paint Holdings Co. Ltd.	89,600	2,807,072
Nippon Prologis REIT, Inc.	1,004	2,025,173
Nippon Steel & Sumitomo Metal Corp.	453,100	8,357,960
Nippon Telegraph & Telephone Corp.	406,400	16,759,374
Nippon Yusen KK	83,700	1,349,739
Nissan Chemical Corp.	72,700	3,427,898
Nissan Motor Co. Ltd.	1,368,400	12,449,379
Nisshin Seifun Group, Inc.	112,300	2,234,546
Nissin Food Holdings Co. Ltd.	43,500	2,810,431
Nitori Holdings Co. Ltd.	47,000	6,137,679
Nitto Denko Corp.	96,900	6,053,836
NKSJ Holdings, Inc.	195,100	8,047,005
NOK Corp.	44,100	634,718
Nomura Holdings, Inc.	2,029,000	9,743,175
Nomura Real Estate Holdings, Inc.	71,500	1,342,744
Nomura Real Estate Master Fund, Inc.	2,173	2,817,476
Nomura Research Institute Ltd.	68,840	3,050,472
NSK Ltd.	224,000	2,213,106
NTT Data Corp.	373,900	4,800,313
NTT DOCOMO, Inc.	776,100	19,246,383
Obayashi Corp.	393,500	3,473,905
OBIC Co. Ltd.	36,700	3,343,608
Odakyu Electric Railway Co. Ltd.	176,800	3,737,677
Oji Holdings Corp.	483,000	3,429,844
Olympus Corp.	170,600	5,686,405
OMRON Corp.	113,900	4,623,229
Ono Pharmaceutical Co. Ltd.	223,500	5,094,536
Oracle Corp. Japan	21,300	1,445,988
Oriental Land Co. Ltd.	116,600	10,969,194
ORIX Corp.	783,400	12,781,844
Osaka Gas Co. Ltd.	224,300	4,101,550
Otsuka Corp.	59,300	1,970,798
Otsuka Holdings Co. Ltd.	229,500	10,976,519
Panasonic Corp.	1,285,400	13,794,213
Park24 Co. Ltd.	79,100	2,082,741
Pola Orbis Holdings, Inc.	51,900	1,389,090
Rakuten, Inc.	487,700	3,298,796
Recruit Holdings Co. Ltd.	645,600	17,327,641
Renesas Electronics Corp. (b)	509,400	2,699,705
Resona Holdings, Inc.	1,229,200	6,465,635
Ricoh Co. Ltd.	407,500	4,067,778
Rinnai Corp.	19,700	1,435,140
ROHM Co. Ltd.	57,000	4,010,990
Ryohin Keikaku Co. Ltd.	14,300	3,777,932
Sankyo Co. Ltd. (Gunma)	25,900	988,164
Santen Pharmaceutical Co. Ltd.	207,300	3,077,303
SBI Holdings, Inc. Japan	126,700	3,324,843
Secom Co. Ltd.	127,700	10,455,001
Sega Sammy Holdings, Inc.	95,800	1,233,637
Seibu Holdings, Inc.	126,700	2,298,532
Seiko Epson Corp.	159,000	2,561,689
Sekisui Chemical Co. Ltd.	210,100	3,301,345
Sekisui House Ltd.	367,300	5,390,871
Seven & i Holdings Co. Ltd.	445,100	19,272,830
Seven Bank Ltd.	341,500	1,068,370
SG Holdings Co. Ltd.	53,000	1,335,862
Sharp Corp. (a)	99,200	1,521,826
Shimadzu Corp.	133,700	3,380,565
Shimamura Co. Ltd.	12,600	1,059,724
SHIMANO, Inc.	43,400	5,938,725
SHIMIZU Corp.	341,700	2,773,701
Shin-Etsu Chemical Co. Ltd.	212,900	17,790,035
Shinsei Bank Ltd.	91,700	1,396,866
Shionogi & Co. Ltd.	162,300	10,378,064
Shiseido Co. Ltd.	223,100	14,076,606
Shizuoka Bank Ltd.	250,800	2,194,252
Showa Denko K.K.	79,200	3,448,654
Showa Shell Sekiyu K.K.	107,100	2,044,128
SMC Corp.	33,600	10,764,745
SoftBank Corp.	483,900	38,295,274
Sohgo Security Services Co., Ltd.	39,400	1,756,388
Sony Corp.	742,800	40,197,924
Sony Financial Holdings, Inc.	99,000	2,283,877
Stanley Electric Co. Ltd.	73,200	2,170,018
Subaru Corp.	368,700	9,945,571
Sumco Corp.	132,400	1,787,008
Sumitomo Chemical Co. Ltd.	895,000	4,483,404
Sumitomo Corp.	658,800	9,991,807
Sumitomo Electric Industries Ltd.	443,400	6,046,908
Sumitomo Heavy Industries Ltd.	61,200	1,924,787
Sumitomo Metal Mining Co. Ltd.	138,700	4,367,115
Sumitomo Mitsui Financial Group, Inc.	787,000	30,641,923
Sumitomo Mitsui Trust Holdings, Inc.	195,300	7,759,955
Sumitomo Realty & Development Co. Ltd.	209,000	7,181,255
Sumitomo Rubber Industries Ltd.	98,300	1,415,673
Sundrug Co. Ltd.	42,200	1,533,389
Suntory Beverage & Food Ltd.	78,600	3,207,808
Suzuken Co. Ltd.	46,000	2,331,901
Suzuki Motor Corp.	201,400	10,043,157
Sysmex Corp.	98,000	6,882,191
T&D Holdings, Inc.	329,400	5,265,694
Taiheiyo Cement Corp.	68,700	2,021,613
Taisei Corp.	125,700	5,375,999
Taisho Pharmaceutical Holdings Co. Ltd.	22,400	2,390,180
Taiyo Nippon Sanso Corp.	74,700	1,202,906
Takashimaya Co. Ltd.	78,500	1,235,409
Takeda Pharmaceutical Co. Ltd. (a)	419,400	17,388,135
TDK Corp.	76,000	6,553,486
Teijin Ltd.	112,600	1,952,113
Temp Holdings Co., Ltd.	100,900	1,920,798
Terumo Corp.	177,900	9,603,386
THK Co. Ltd.	68,300	1,513,877
Tobu Railway Co. Ltd.	107,800	2,998,203
Toho Co. Ltd.	64,500	2,104,338
Toho Gas Co. Ltd.	42,700	1,475,872
Tohoku Electric Power Co., Inc.	242,500	3,068,995
Tokio Marine Holdings, Inc.	391,400	18,439,691
Tokyo Century Corp.	23,600	1,265,388
Tokyo Electric Power Co., Inc. (b)	817,500	4,184,110
Tokyo Electron Ltd.	92,700	12,509,745
Tokyo Gas Co. Ltd.	229,300	5,639,153
Tokyo Tatemono Co. Ltd.	107,700	1,158,330
Tokyu Corp.	295,500	4,881,800
Tokyu Fudosan Holdings Corp.	283,900	1,599,589
Toppan Printing Co. Ltd.	136,000	1,922,690
Toray Industries, Inc.	815,900	5,787,419
Toshiba Corp. (b)	382,400	11,454,885
Tosoh Corp.	162,800	2,143,391
Toto Ltd.	85,900	3,073,181
Toyo Seikan Group Holdings Ltd.	85,000	1,734,154
Toyo Suisan Kaisha Ltd.	50,600	1,744,441
Toyoda Gosei Co. Ltd.	36,100	779,045
Toyota Industries Corp.	86,900	4,274,339
Toyota Motor Corp.	1,337,750	78,366,694
Toyota Tsusho Corp.	126,700	4,572,429
Trend Micro, Inc.	71,300	4,104,442
Tsuruha Holdings, Inc.	20,900	2,178,260
Unicharm Corp.	237,900	6,476,969
United Urban Investment Corp.	1,623	2,472,581
USS Co. Ltd.	126,600	2,285,498
West Japan Railway Co.	96,300	6,476,912
Yahoo! Japan Corp.	1,659,400	5,176,994
Yakult Honsha Co. Ltd.	65,900	4,678,150
Yamada Denki Co. Ltd. (a)	358,300	1,689,330
Yamaguchi Financial Group, Inc.	113,800	1,203,203
Yamaha Corp.	83,000	3,647,384
Yamaha Motor Co. Ltd.	170,000	4,020,469
Yamato Holdings Co. Ltd.	182,300	4,983,792
Yamazaki Baking Co. Ltd.	66,600	1,201,734
Yaskawa Electric Corp.	144,900	4,188,144
Yokogawa Electric Corp.	129,300	2,538,686
Yokohama Rubber Co. Ltd.	69,100	1,338,565
Zozo, Inc.	123,300	2,971,177

TOTAL JAPAN		1,897,142,016

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	385,943	9,634,529
Eurofins Scientific SA	6,473	3,272,846
Millicom International Cellular SA (depository receipt)	37,446	2,115,535
RTL Group SA	21,920	1,407,730
SES SA (France) (depositary receipt)	221,220	4,754,468
Tenaris SA	283,488	4,173,126

TOTAL LUXEMBOURG		25,358,234

Mauritius - 0.0%
Golden Agri-Resources Ltd.	3,694,900	680,215
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit (c)	1,506,500	1,433,124
HKT Trust/HKT Ltd. unit	2,314,000	3,186,860

TOTAL MULTI-NATIONAL		4,619,984

Netherlands - 4.4%
ABN AMRO Group NV GDR	249,536	6,133,222
AEGON NV	1,080,878	6,645,264
AerCap Holdings NV (b)	75,301	3,771,074
Airbus Group NV	341,159	37,702,940
Akzo Nobel NV	148,283	12,475,530
ASML Holding NV (Netherlands)	239,906	41,322,401
CNH Industrial NV	597,598	6,217,722
EXOR NV	61,309	3,474,860
Ferrari NV	71,824	8,419,875
Fiat Chrysler Automobiles NV	631,777	9,624,581
Heineken Holding NV	67,821	5,876,535
Heineken NV (Bearer)	151,183	13,630,499
ING Groep NV (Certificaten Van Aandelen)	2,283,663	27,018,007
Koninklijke Ahold Delhaize NV	731,155	16,753,327
Koninklijke DSM NV	106,517	9,335,625
Koninklijke KPN NV	2,003,210	5,285,523
Koninklijke Philips Electronics NV	551,374	20,563,966
NN Group NV	174,552	7,512,840
NXP Semiconductors NV	201,282	15,094,137
QIAGEN NV (Germany) (b)	135,076	4,906,512
Randstad NV	71,910	3,628,547
STMicroelectronics NV (France)	400,196	6,083,551
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	81,552	14,805,043
Unilever NV (Certificaten Van Aandelen) (Bearer)	904,962	48,628,134
Vopak NV	40,027	1,813,463
Wolters Kluwer NV	169,737	9,643,391

TOTAL NETHERLANDS		346,366,569

New Zealand - 0.2%
Auckland International Airport Ltd.	553,657	2,525,409
Fisher & Paykel Healthcare Corp.	322,983	2,866,371
Fletcher Building Ltd.	546,802	2,155,167
Meridian Energy Ltd.	723,753	1,480,614
Ryman Healthcare Group Ltd.	227,491	1,796,236
Spark New Zealand Ltd.	1,038,901	2,677,843
The a2 Milk Co. Ltd. (b)	413,128	2,809,093

TOTAL NEW ZEALAND		16,310,733

Norway - 0.8%
Aker Bp ASA	59,446	1,960,425
DNB ASA	571,720	10,346,139
Equinor ASA	685,714	17,838,748
Gjensidige Forsikring ASA	113,945	1,765,311
Marine Harvest ASA	246,254	5,959,313
Norsk Hydro ASA	803,673	4,171,953
Orkla ASA	491,433	4,240,532
Schibsted ASA (B Shares)	55,905	1,770,699
Telenor ASA	440,290	8,077,398
Yara International ASA	105,878	4,555,500

TOTAL NORWAY		60,686,018

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	811,928	4,467,492
Portugal - 0.2%
Energias de Portugal SA	1,509,669	5,307,612
Galp Energia SGPS SA Class B	296,978	5,178,449
Jeronimo Martins SGPS SA	143,248	1,762,033

TOTAL PORTUGAL		12,248,094

Singapore - 1.2%
Ascendas Real Estate Investment Trust	1,551,100	2,821,912
CapitaCommercial Trust (REIT)	1,642,758	2,051,743
CapitaLand Ltd.	1,551,200	3,516,419
CapitaMall Trust	1,397,600	2,128,965
City Developments Ltd.	228,400	1,304,295
ComfortDelgro Corp. Ltd.	1,230,500	1,998,791
DBS Group Holdings Ltd.	1,057,377	17,908,576
Jardine Cycle & Carriage Ltd.	53,600	1,171,333
Keppel Corp. Ltd.	887,000	3,970,256
Oversea-Chinese Banking Corp. Ltd.	1,895,610	14,697,940
Sembcorp Industries Ltd.	565,900	1,152,105
Singapore Airlines Ltd.	305,000	2,087,427
Singapore Airport Terminal Service Ltd.	387,600	1,393,530
Singapore Exchange Ltd.	452,500	2,234,487
Singapore Press Holdings Ltd.	915,500	1,751,489
Singapore Technologies Engineering Ltd.	980,400	2,512,667
Singapore Telecommunications Ltd.	4,793,300	10,935,154
Suntec (REIT)	1,191,600	1,522,674
United Overseas Bank Ltd.	792,272	13,944,765
UOL Group Ltd.	291,791	1,270,259
Venture Corp. Ltd.	150,500	1,664,556
Wilmar International Ltd.	1,070,600	2,442,404
Yangzijiang Shipbuilding Holdings Ltd.	1,362,800	1,219,992

TOTAL SINGAPORE		95,701,739

Spain - 2.9%
ACS Actividades de Construccion y Servicios SA	148,265	5,560,240
Aena Sme SA	39,643	6,337,867
Amadeus IT Holding SA Class A	256,608	20,688,257
Banco Bilbao Vizcaya Argentaria SA	3,914,735	21,605,795
Banco de Sabadell SA	3,331,158	4,395,587
Banco Santander SA:
rights (b)	9,463,552	367,658
(Spain)	9,463,552	45,027,171
Bankia SA	702,907	2,212,494
Bankinter SA	382,120	3,135,263
CaixaBank SA	2,110,745	8,541,575
Enagas SA	139,078	3,692,426
Endesa SA	179,209	3,751,090
Ferrovial SA	288,723	5,788,291
Gas Natural SDG SA	208,577	5,131,236
Grifols SA	178,887	5,103,906
Iberdrola SA	3,485,455	24,697,441
Inditex SA	638,717	18,035,429
International Consolidated Airlines Group SA	350,729	2,709,267
MAPFRE SA (Reg.)	612,685	1,834,824
Red Electrica Corporacion SA	258,858	5,360,032
Repsol SA	800,536	14,304,660
Siemens Gamesa Renewable Energy SA (b)	135,510	1,502,929
Telefonica SA	2,745,651	22,522,745

TOTAL SPAIN		232,306,183

Sweden - 2.4%
Alfa Laval AB	175,229	4,474,959
ASSA ABLOY AB (B Shares)	585,350	11,643,059
Atlas Copco AB:
(A Shares)	388,620	9,622,975
(B Shares)	233,710	5,356,777
Boliden AB	163,317	3,732,618
Electrolux AB (B Shares)	136,924	2,845,866
Epiroc AB:
Class A (b)	409,817	3,598,771
Class B (b)	215,553	1,776,734
Essity AB Class B	356,047	8,127,746
H&M Hennes & Mauritz AB (B Shares)	513,766	9,074,532
Hexagon AB (B Shares)	150,898	7,397,195
Husqvarna AB (B Shares)	230,858	1,743,705
ICA Gruppen AB (a)	46,182	1,634,587
Industrivarden AB (C Shares)	92,107	1,914,377
Investor AB (B Shares)	265,495	11,509,140
Kinnevik AB (B Shares)	140,398	3,895,363
Lundbergfoeretagen AB	43,927	1,355,566
Lundin Petroleum AB	106,259	3,244,266
Sandvik AB	682,877	10,812,726
Securitas AB (B Shares)	175,281	3,006,218
Skandinaviska Enskilda Banken AB (A Shares)	951,684	9,854,671
Skanska AB (B Shares)	205,414	3,233,461
SKF AB (B Shares)	226,538	3,639,006
Svenska Handelsbanken AB (A Shares)	893,185	9,708,780
Swedbank AB (A Shares)	533,271	12,010,201
Swedish Match Co. AB	101,986	5,196,732
Tele2 AB (B Shares)	204,730	2,326,693
Telefonaktiebolaget LM Ericsson (B Shares)	1,799,941	15,671,651
TeliaSonera AB	1,649,220	7,435,876
Volvo AB (B Shares)	920,785	13,764,760

TOTAL SWEDEN		189,609,011

Switzerland - 8.5%
ABB Ltd. (Reg.)	1,080,924	21,749,857
Adecco SA (Reg.)	96,382	4,721,728
Baloise Holdings AG	29,212	4,182,466
Barry Callebaut AG	1,215	2,375,351
Clariant AG (Reg.)	113,371	2,443,811
Coca-Cola HBC AG	120,040	3,544,351
Compagnie Financiere Richemont SA Series A	305,719	22,345,198
Credit Suisse Group AG	1,499,139	19,599,244
Dufry AG	20,382	2,297,946
Ems-Chemie Holding AG	4,593	2,531,018
Galenica AG	27,107	3,917,414
Geberit AG (Reg.)	22,057	8,635,332
Givaudan SA	5,371	13,033,534
Julius Baer Group Ltd.	132,335	6,035,109
Kuehne & Nagel International AG	32,065	4,460,415
Lafargeholcim Ltd. (Reg.)	281,334	13,031,059
Lindt & Spruengli AG	61	4,869,582
Lindt & Spruengli AG (participation certificate)	600	4,140,396
Lonza Group AG	43,699	13,741,224
Nestle SA (Reg. S)	1,822,066	153,824,488
Novartis AG	1,270,763	111,283,724
Pargesa Holding SA	22,354	1,641,343
Partners Group Holding AG	10,158	7,236,623
Roche Holding AG (participation certificate)	411,734	100,200,578
Schindler Holding AG:
(participation certificate)	24,412	5,148,298
(Reg.)	11,319	2,351,124
SGS SA (Reg.)	3,129	7,431,433
Sika AG	75,057	9,628,520
Sonova Holding AG Class B	32,601	5,326,411
Straumann Holding AG	6,156	4,202,204
Swatch Group AG (Bearer)	18,185	6,153,451
Swatch Group AG (Bearer) (Reg.)	32,145	2,146,404
Swiss Life Holding AG	20,738	7,828,613
Swiss Prime Site AG	47,083	3,824,047
Swiss Re Ltd.	184,439	16,657,471
Swisscom AG	15,351	7,032,668
Temenos Group AG	35,517	4,884,183
UBS Group AG	2,258,310	31,593,693
Zurich Insurance Group AG	88,602	27,509,274

TOTAL SWITZERLAND		673,559,585

United Kingdom - 16.0%
3i Group PLC	578,380	6,492,404
Admiral Group PLC	126,594	3,257,285
Anglo American PLC (United Kingdom)	622,940	13,338,644
Antofagasta PLC	217,284	2,179,644
Ashtead Group PLC	289,361	7,158,664
Associated British Foods PLC	211,140	6,439,316
AstraZeneca PLC (United Kingdom)	741,010	56,679,609
Auto Trader Group PLC (c)	568,102	2,968,539
Aviva PLC	2,328,557	12,725,306
Babcock International Group PLC	130,354	1,018,372
BAE Systems PLC	1,854,470	12,434,753
Barclays PLC	9,974,571	21,977,040
Barratt Developments PLC	598,409	3,931,516
Berkeley Group Holdings PLC	75,209	3,365,586
BHP Billiton PLC	1,235,631	24,649,221
BP PLC	11,830,343	85,459,089
British American Tobacco PLC (United Kingdom)	1,343,251	58,230,291
British Land Co. PLC	589,196	4,458,413
BT Group PLC	4,932,271	15,102,647
Bunzl PLC	200,303	5,916,791
Burberry Group PLC	246,357	5,702,722
Carnival PLC	104,937	5,719,644
Centrica PLC	3,317,053	6,241,070
Coca-Cola European Partners PLC	128,617	5,850,787
Compass Group PLC	923,379	18,176,051
ConvaTec Group PLC (c)	844,109	1,747,883
Croda International PLC	83,404	5,138,457
Diageo PLC	1,430,811	49,465,301
Direct Line Insurance Group PLC	848,822	3,574,957
easyJet PLC	88,141	1,351,942
Fresnillo PLC	118,263	1,282,776
G4S PLC (United Kingdom)	851,160	2,339,098
GlaxoSmithKline PLC	2,900,897	56,183,881
Hammerson PLC	435,934	2,443,370
Hargreaves Lansdown PLC	166,871	3,984,341
HSBC Holdings PLC (United Kingdom)	11,713,764	96,399,608
Imperial Tobacco Group PLC	557,501	18,905,219
Informa PLC	738,786	6,738,641
InterContinental Hotel Group PLC	109,743	5,765,241
Intertek Group PLC	94,432	5,658,556
Investec PLC	399,799	2,473,352
ITV PLC	2,133,442	4,061,815
J Sainsbury PLC	1,036,726	4,123,846
John Wood Group PLC	397,839	3,631,834
Johnson Matthey PLC	116,386	4,422,771
Kingfisher PLC	1,276,869	4,146,205
Land Securities Group PLC	457,785	4,992,421
Legal & General Group PLC	3,407,176	10,952,957
Lloyds Banking Group PLC	41,973,294	30,629,594
London Stock Exchange Group PLC	181,646	10,018,563
Marks & Spencer Group PLC	980,758	3,710,670
Mediclinic International PLC	199,567	960,401
Meggitt PLC	458,571	3,105,399
Melrose Industries PLC	2,831,697	6,104,245
Merlin Entertainments PLC (c)	393,952	1,627,472
Micro Focus International PLC	257,013	3,984,271
Mondi PLC	221,495	5,222,055
National Grid PLC	1,953,874	20,708,787
Next PLC	82,672	5,499,137
NMC Health PLC	57,324	2,587,951
Pearson PLC	464,169	5,332,349
Persimmon PLC	190,886	5,597,142
Prudential PLC	1,514,309	30,321,955
Reckitt Benckiser Group PLC	391,613	31,667,438
RELX PLC	631,270	12,506,784
RELX PLC	563,994	11,159,972
Rio Tinto PLC	694,121	33,700,111
Rolls-Royce Holdings PLC	978,346	10,491,971
Royal Bank of Scotland Group PLC	2,800,998	8,432,403
Royal Dutch Shell PLC:
Class A (United Kingdom)	2,685,212	85,545,790
Class B (United Kingdom)	2,197,936	71,681,127
Royal Mail PLC	542,640	2,490,033
RSA Insurance Group PLC	599,169	4,322,502
Sage Group PLC	636,800	4,431,186
Schroders PLC	81,320	2,785,678
Scottish & Southern Energy PLC	628,466	9,160,158
Segro PLC	626,322	4,920,271
Severn Trent PLC	143,366	3,413,955
Smith & Nephew PLC	510,140	8,292,253
Smiths Group PLC	232,277	4,149,128
St. James's Place Capital PLC	292,385	3,787,718
Standard Chartered PLC (United Kingdom)	1,635,655	11,488,365
Standard Life PLC	1,387,177	4,796,207
Taylor Wimpey PLC	2,058,811	4,249,989
Tesco PLC	5,709,211	15,548,611
The Weir Group PLC	144,958	2,938,625
Travis Perkins PLC	155,037	2,193,723
Unilever PLC	713,467	37,792,088
United Utilities Group PLC	406,949	3,779,499
Vodafone Group PLC	15,600,348	29,337,051
Whitbread PLC	108,868	6,122,823
WM Morrison Supermarkets PLC	1,330,530	4,219,396

TOTAL UNITED KINGDOM		1,260,072,722

TOTAL COMMON STOCKS
(Cost $7,810,090,445)		7,688,961,772

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	31,430	2,374,466
Fuchs Petrolub AG	39,924	1,851,303
Henkel AG & Co. KGaA	102,705	11,235,037
Porsche Automobil Holding SE (Germany)	90,314	5,743,517
Sartorius AG (non-vtg.)	20,131	2,918,576
Volkswagen AG	106,979	18,025,214

TOTAL GERMANY		42,148,113

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	3,659,265	1,851,837
United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (b)	45,003,916	57,524
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $45,761,410)		44,057,474
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2% to 2.05% 11/8/18 to 11/29/18 (d)
(Cost $7,494,121)	7,500,000	7,493,743
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.23% (e)	50,284,321	50,294,378
Fidelity Securities Lending Cash Central Fund 2.23% (e)(f)	54,001,346	54,006,746
TOTAL MONEY MARKET FUNDS
(Cost $104,301,124)		104,301,124
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $7,967,647,100)		7,844,814,113
NET OTHER ASSETS (LIABILITIES) - 0.5%		39,680,784
NET ASSETS - 100%		$7,884,494,897

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,639	Dec. 2018	$148,534,375	$(5,656,521)	$(5,656,521)

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,987,213 or 0.5% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,460,760.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,405,663
Fidelity Securities Lending Cash Central Fund	721,019
Total	$2,126,682

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$415,980,489	$114,911,413	$301,069,076	$--
Consumer Discretionary	844,452,284	451,730,405	392,721,879	--
Consumer Staples	893,316,343	318,812,214	574,504,129	--
Energy	481,593,164	88,753,847	392,839,317	--
Financials	1,532,252,749	748,505,833	783,746,916	--
Health Care	884,166,490	217,993,449	666,173,041	--
Industrials	1,100,616,474	529,384,592	571,231,882	--
Information Technology	467,624,038	192,236,036	275,388,002	--
Materials	588,883,152	333,187,072	255,696,080	--
Real Estate	268,144,975	212,547,550	55,597,425	--
Utilities	255,989,088	169,470,652	86,518,436	--
Government Obligations	7,493,743	--	7,493,743	--
Money Market Funds	104,301,124	104,301,124	--	--
Total Investments in Securities:	$7,844,814,113	$3,481,834,187	$4,362,979,926	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(5,656,521)	$(5,656,521)	$--	$--
Total Liabilities	$(5,656,521)	$(5,656,521)	$--	$--
Total Derivative Instruments:	$(5,656,521)	$(5,656,521)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$298,675,501
Level 2 to Level 1	$425,394,327

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(5,656,521)
Total Equity Risk	0	(5,656,521)
Total Value of Derivatives	$0	$(5,656,521)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $52,608,294) — See accompanying schedule: Unaffiliated issuers (cost $7,863,345,976)	$7,740,512,989
Fidelity Central Funds (cost $104,301,124)	104,301,124
Total Investment in Securities (cost $7,967,647,100)		$7,844,814,113
Foreign currency held at value (cost $48,105,219)		47,622,015
Receivable for investments sold		13,243,719
Receivable for fund shares sold		6,207,110
Dividends receivable		31,309,177
Distributions receivable from Fidelity Central Funds		98,086
Receivable for daily variation margin on futures contracts		1,180,748
Receivable from investment adviser for expense reductions		537,704
Other receivables		1,846
Total assets		7,945,014,518
Liabilities
Payable for fund shares redeemed	$5,668,644
Accrued management fee	336,709
Other affiliated payables	505,064
Other payables and accrued expenses	3,024
Collateral on securities loaned	54,006,180
Total liabilities		60,519,621
Net Assets		$7,884,494,897
Net Assets consist of:
Paid in capital		$7,850,893,936
Total distributable earnings (loss)		33,600,961
Net Assets, for 699,405,540 shares outstanding		$7,884,494,897
Net Asset Value, offering price and redemption price per share ($7,884,494,897 ÷ 699,405,540 shares)		$11.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$259,906,790
Interest		110,248
Income from Fidelity Central Funds		2,126,682
Income before foreign taxes withheld		262,143,720
Less foreign taxes withheld		(25,654,940)
Total income		236,488,780
Expenses
Management fee	$3,904,888
Transfer agent fees	5,857,331
Independent trustees' fees and expenses	32,942
Interest	49,113
Commitment fees	20,531
Total expenses before reductions	9,864,805
Expense reductions	(6,246,879)
Total expenses after reductions		3,617,926
Net investment income (loss)		232,870,854
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(22,298,532)
Fidelity Central Funds	(1,524)
Foreign currency transactions	1,009,031
Futures contracts	10,275,515
Total net realized gain (loss)		(11,015,510)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(828,899,667)
Assets and liabilities in foreign currencies	(1,100,644)
Futures contracts	(6,442,614)
Total change in net unrealized appreciation (depreciation)		(836,442,925)
Net gain (loss)		(847,458,435)
Net increase (decrease) in net assets resulting from operations		$(614,587,581)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$232,870,854	$111,164,788
Net realized gain (loss)	(11,015,510)	25,142,561
Change in net unrealized appreciation (depreciation)	(836,442,925)	697,686,790
Net increase (decrease) in net assets resulting from operations	(614,587,581)	833,994,139
Distributions to shareholders	(154,716,977)	–
Distributions to shareholders from net investment income	–	(22,054,375)
Distributions to shareholders from net realized gain	–	(4,901,006)
Total distributions	(154,716,977)	(26,955,381)
Share transactions
Proceeds from sales of shares	4,661,162,350	4,793,467,137
Reinvestment of distributions	63,596,711	7,808,369
Cost of shares redeemed	(2,436,826,674)	(865,597,592)
Net increase (decrease) in net assets resulting from share transactions	2,287,932,387	3,935,677,914
Total increase (decrease) in net assets	1,518,627,829	4,742,716,672
Net Assets
Beginning of period	6,365,867,068	1,623,150,396
End of period	$7,884,494,897	$6,365,867,068
Other Information
Undistributed net investment income end of period		$98,601,866
Shares
Sold	377,997,451	429,641,022
Issued in reinvestment of distributions	5,217,121	773,094
Redeemed	(196,982,550)	(76,472,234)
Net increase (decrease)	186,232,022	353,941,882

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Index Fund

Years ended October 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.40	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.37	.33	.25
Net realized and unrealized gain (loss)	(1.24)	2.02	(.06)
Total from investment operations	(.87)	2.35	.19
Distributions from net investment income	(.20)	(.12)	–
Distributions from net realized gain	(.06)	(.03)	–
Total distributions	(.26)	(.14)C	–
Net asset value, end of period	$11.27	$12.40	$10.19
Total ReturnD,E	(7.14)%	23.41%	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.13%	.12%	.21%H
Expenses net of fee waivers, if any	.05%	.05%	.07%H
Expenses net of all reductions	.05%	.05%	.07%H
Net investment income (loss)	2.98%	2.89%	3.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,884,495	$6,365,867	$1,623,150
Portfolio turnover rateI	7%	2%	1%H

 A For the period January 5, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.026 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity SAI International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$615,128,011
Gross unrealized depreciation	(774,292,447)
Net unrealized appreciation (depreciation)	$(159,164,436)
Tax Cost	$8,003,978,549

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$194,006,845
Net unrealized appreciation (depreciation) on securities and other investments	$(160,405,885)

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$138,893,660	$ 24,504,878
Long-term Capital Gains	15,823,317	2,450,503
Total	$154,716,977	$ 26,955,381

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A – removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,781,156,392 and $521,602,103, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .125% of the Fund's average net assets, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$28,699,355	1.98%	$49,021

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20,531 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $721,019. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,506,000. The weighted average interest rate was 2.20%. The interest expense amounted to $92 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .045% of average net assets. This reimbursement will remain in place through February 29, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $6,245,905.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $974.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI International Index Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI International Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 14, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 260 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee [Include if document contains trusts for which the individual serves as Trustee and trusts for which he/she does not serve as Trustee: of Name(s) of Trust(s)]

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	.05%	$1,000.00	$900.90	$.24
Hypothetical-C		$1,000.00	$1,024.95	$.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2018, $4,595,646, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 82% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.2072 and $0.0181 for the dividend paid December 18, 2017.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI International Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI International Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.10% to 0.05%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire period.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2017.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.125%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.045% through December 31, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® SAI Emerging Markets Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Annual Report

October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Life of fundA
Fidelity® SAI Emerging Markets Index Fund	(12.61)%	10.26%

 A From January 5, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI Emerging Markets Index Fund on January 5, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI Emerging Markets Index performed over the same period.

Period Ending Values
$13,173	Fidelity® SAI Emerging Markets Index Fund
$13,306	MSCI Emerging Markets Index

Management's Discussion of Fund Performance

Market Recap:  International equities returned -8.08% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. A modestly positive first half of the period gave way to a confluence of overwhelmingly negative factors – including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -11% second-half return. The index lost 8% in October alone, its largest monthly drop in more than six years. Among sectors, new-media-infused communications services (-15%) was hit the hardest, while economically sensitive consumer discretionary (-13%), information technology (-12%), financials (-10%), industrials (-9%) and materials (-7%) stocks also fared poorly. Even the more defensive real estate (-9%), utilities (-6%) and consumer staples (-5%) sectors weren’t spared this period. Conversely, elevated crude-oil prices fueled a positive return for energy (+7%), the top-performing sector, followed by the relatively stable-growing health care segment (+2%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth also pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund returned -12.61%, compared with a return of -12.49% for the benchmark MSCI Emerging Markets Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) All sectors in the benchmark posted a negative return for the 12 months, with the exception of energy (15%), which benefited from higher crude-oil prices for much of the period. Shares of Brazilian mining company Vale (+62%) contributed more than any other position, driven largely by strong demand and solid pricing for iron ore, the company's key product. The crude-oil trend also lifted shares of energy producers Petrobras and CNOOC, headquartered in Brazil and China, respectively. Conversely, shares of Chinese internet company Tencent (-24%), which struggled due to questions about future growth and regulatory concerns, hurt the fund return the most on an absolute basis. Tencent's decline also weighed on South African media company Naspers (-28%), which owns a large Tencent stake. Elsewhere, Korean electronics giant Samsung (-23%) detracted, amid disappointing smartphone sales for part of the 12 months, as well as concerns about pricing trends for semiconductors.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
Cayman Islands	13.8%
Korea (South)	13.5%
Taiwan	11.3%
China	10.6%
India	8.4%
Brazil	7.7%
South Africa	5.6%
United States of America	3.8%
Russia	3.7%
Other*	21.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	4.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.8
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	3.4
Naspers Ltd. Class N (South Africa, Media)	1.6
China Construction Bank Corp. (H Shares) (China, Banks)	1.6
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.2
Baidu.com, Inc. sponsored ADR (Cayman Islands, Interactive Media & Services)	1.1
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (China, Insurance)	1.0
Vale SA	1.0
22.4

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	23.8
Information Technology	14.7
Communication Services	13.0
Consumer Discretionary	10.4
Energy	8.4
Materials	7.7
Consumer Staples	6.3
Industrials	5.2
Health Care	3.1
Real Estate	2.2

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks and Equity Futures	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.1

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
Bermuda - 1.0%
Alibaba Health Information Technology Ltd. (a)(b)	2,994,000	$2,420,566
Alibaba Pictures Group Ltd. (a)	12,160,000	1,674,686
Beijing Enterprises Water Group Ltd.	4,882,000	2,483,971
Brilliance China Automotive Holdings Ltd.	2,626,000	2,290,481
China Gas Holdings Ltd.	1,504,400	4,757,633
China Resource Gas Group Ltd.	770,000	2,945,696
Cosco Shipping Ports Ltd.	1,482,752	1,512,636
Credicorp Ltd. (United States)	58,978	13,311,924
GOME Electrical Appliances Holdings Ltd. (a)(b)	8,453,000	840,778
Haier Electronics Group Co. Ltd.	1,092,000	2,280,933
HengTen Networks Group Ltd. (a)(b)	17,952,000	640,983
Kunlun Energy Co. Ltd.	2,792,000	3,168,702
Luye Pharma Group Ltd. (b)	916,500	707,072
Nine Dragons Paper (Holdings) Ltd.	1,416,000	1,350,644
Shenzhen International Holdings Ltd.	786,500	1,504,409
Sihuan Pharmaceutical Holdings Group Ltd.	2,977,000	603,604
Skyworth Digital Holdings Ltd.	1,356,000	312,978

TOTAL BERMUDA		42,807,696

Brazil - 4.8%
Ambev SA	3,946,998	17,330,095
Atacadao Distribuicao Comercio e Industria Ltda	323,300	1,323,953
Banco Bradesco SA	879,755	7,151,038
Banco do Brasil SA	749,105	8,605,196
Banco Santander SA (Brasil) unit	360,600	4,089,029
BB Seguridade Participacoes SA	610,058	4,340,813
BM&F BOVESPA SA	1,791,080	12,773,146
BR Malls Participacoes SA	734,616	2,506,952
Brasil Foods SA (a)	460,169	2,707,968
CCR SA	1,063,812	3,135,837
Centrais Eletricas Brasileiras SA (Electrobras) (a)	224,100	1,415,115
Cielo SA	1,065,331	3,778,683
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	300,100	2,253,875
Companhia Siderurgica Nacional SA (CSN)	549,900	1,414,092
Cosan SA Industria e Comercio	132,600	1,149,093
Drogasil SA	201,400	3,399,690
EDP Energias do Brasil SA	246,630	927,803
Embraer SA	580,600	3,265,339
ENGIE Brasil Energia SA	132,496	1,416,993
Equatorial Energia SA	148,700	2,716,677
Fibria Celulose SA	216,300	4,176,046
Hypermarcas SA	304,700	2,438,255
IRB Brasil Resseguros SA	95,400	1,857,499
JBS SA	835,400	2,300,914
Klabin SA unit	611,800	3,069,275
Kroton Educacional SA	1,217,982	3,737,567
Localiza Rent A Car SA	438,920	3,390,824
Lojas Renner SA	625,440	6,319,104
M. Dias Branco SA	82,700	988,222
Magazine Luiza SA	66,600	3,020,846
Multiplan Empreendimentos Imobiliarios SA	227,719	1,407,373
Natura Cosmeticos SA	158,300	1,386,268
Odontoprev SA	216,000	767,304
Petrobras Distribuidora SA	306,400	1,974,331
Petroleo Brasileiro SA - Petrobras (ON)	2,320,465	18,905,414
Porto Seguro SA	79,600	1,163,146
Rumo SA (a)	953,200	4,264,619
Sul America SA unit	167,552	1,116,563
Suzano Papel e Celulose SA	384,600	3,911,624
TIM Participacoes SA	743,300	2,314,886
Ultrapar Participacoes SA	315,469	3,751,042
Vale SA	2,652,106	40,414,062
Vale SA sponsored ADR	102,238	1,543,794
Weg SA	730,340	3,532,479

TOTAL BRAZIL		203,452,844

Cayman Islands - 13.8%
3SBio, Inc. (c)	1,103,000	1,600,640
51job, Inc. sponsored ADR (a)(b)	21,614	1,327,316
58.com, Inc. ADR (a)	80,325	5,268,517
AAC Technology Holdings, Inc.	636,433	4,847,879
Agile Property Holdings Ltd.	1,362,000	1,552,711
Airtac International Group	100,000	860,774
Alibaba Group Holding Ltd. sponsored ADR (a)	1,004,042	142,855,096
Anta Sports Products Ltd.	932,000	3,826,905
Autohome, Inc. ADR Class A (b)	50,921	3,685,662
Baidu.com, Inc. sponsored ADR (a)	240,290	45,669,517
Baozun, Inc. sponsored ADR (a)(b)	31,698	1,261,897
Car, Inc. (a)(b)	580,000	460,039
Chailease Holding Co. Ltd.	1,015,060	2,891,694
China Conch Venture Holdings Ltd.	1,404,000	3,938,816
China First Capital Group Ltd. (a)	2,742,000	1,104,919
China Huishan Dairy Holdings Co. Ltd. (a)(d)	2,302,000	61,645
China Literature Ltd. (a)(b)(c)	145,200	784,144
China Medical System Holdings Ltd.	1,187,000	1,412,239
China Mengniu Dairy Co. Ltd.	2,385,000	7,025,485
China Resources Cement Holdings Ltd.	2,124,000	1,871,580
China Resources Land Ltd.	2,402,812	8,150,371
China State Construction International Holdings Ltd.	1,748,500	1,246,388
China Zhongwang Holdings Ltd. (b)	1,224,000	543,171
Chong Sing Holdings Fintech Group (a)(b)	13,612,000	616,206
CIFI Holdings Group Co. Ltd.	3,012,000	1,259,809
Country Garden Holdings Co. Ltd.	6,603,000	7,064,464
Country Garden Services Holdings Co. Ltd. (a)	870,000	1,122,731
Ctrip.com International Ltd. ADR (a)(b)	354,270	11,790,106
Dali Foods Group Co. Ltd. (c)	1,641,000	1,171,851
ENN Energy Holdings Ltd.	658,143	5,593,664
Evergrande Real Estate Group Ltd.	2,288,000	5,455,990
Fang Holdings Ltd. ADR (a)	167,343	339,706
Fullshare Holdings Ltd. (b)	5,987,500	2,328,742
Future Land Development Holding Ltd.	1,436,000	824,030
GCL-Poly Energy Holdings Ltd. (a)(b)	10,430,000	618,462
GDS Holdings Ltd. ADR (a)(b)	50,989	1,196,712
Geely Automobile Holdings Ltd.	4,277,517	8,181,990
General Interface Solution Holding Ltd.	138,000	456,872
Genscript Biotech Corp. (a)	634,000	966,933
Greentown China Holdings Ltd.	675,000	468,251
Greentown Service Group Co. Ltd.	764,000	504,660
Haitian International Holdings Ltd.	552,000	1,076,977
Hengan International Group Co. Ltd.	625,000	4,949,343
Huazhu Group Ltd. ADR (b)	113,686	2,974,026
JD.com, Inc. sponsored ADR (a)	626,890	14,744,453
Jiayuan International Group Ltd. (b)	847,224	1,486,595
Kaisa Group Holdings Ltd.	1,644,000	400,416
Kingboard Chemical Holdings Ltd.	601,000	1,609,421
Kingboard Laminates Holdings Ltd.	855,500	654,557
Kingdee International Software Group Co. Ltd.	1,994,000	1,627,350
Kingsoft Corp. Ltd.	718,000	1,016,303
KWG Property Holding Ltd.	1,012,500	773,389
Lee & Man Paper Manufacturing Ltd.	1,344,000	1,150,000
Lijun International Pharmaceutical Holding Ltd.	1,312,000	1,102,542
Logan Property Holdings Co. Ltd.	1,190,000	1,098,655
Longfor Properties Co. Ltd.	1,283,000	3,115,082
Meitu, Inc. (a)(c)	1,486,500	775,290
Momo, Inc. ADR (a)	125,722	4,220,488
NetEase, Inc. ADR	68,416	14,220,266
New Oriental Education & Technology Group, Inc. sponsored ADR	123,397	7,219,958
Nexteer Auto Group Ltd.	757,000	1,061,853
Noah Holdings Ltd. sponsored ADR (a)(b)	22,856	861,900
Semiconductor Manufacturing International Corp. (a)(b)	2,557,400	2,112,508
Shenzhou International Group Holdings Ltd.	651,000	7,189,105
Shimao Property Holdings Ltd.	1,029,000	2,012,874
Shui On Land Ltd.	2,651,000	534,125
SINA Corp. (a)	55,700	3,526,367
Sino Biopharmaceutical Ltd.	6,034,500	5,409,692
SOHO China Ltd.	1,596,000	541,365
Sunac China Holdings Ltd.	2,103,000	5,712,087
Sunny Optical Technology Group Co. Ltd.	619,000	5,367,543
TAL Education Group ADR (a)	308,234	8,932,621
Tencent Holdings Ltd.	4,951,700	169,641,587
Tingyi (Cayman Islands) Holding Corp.	1,704,000	2,520,598
Towngas China Co. Ltd.	743,414	540,358
Uni-President China Holdings Ltd.	1,042,000	1,011,180
Vipshop Holdings Ltd. ADR (a)	375,140	1,823,180
Want Want China Holdings Ltd.	4,299,418	3,070,249
Weibo Corp. sponsored ADR (a)(b)	47,285	2,790,288
Wuxi Biologics (Cayman), Inc. (a)	424,500	3,023,269
Xinyi Solar Holdings Ltd.	2,443,176	763,303
Yuzhou Properties Co.	1,281,000	457,386
YY, Inc. ADR (a)	41,903	2,677,602
Zhen Ding Technology Holding Ltd.	362,000	826,647
Zhongsheng Group Holdings Ltd. Class H	492,000	897,175

TOTAL CAYMAN ISLANDS		589,728,557

Chile - 0.9%
Aguas Andinas SA	2,262,244	1,183,119
Banco de Chile	21,559,677	3,004,704
Banco de Credito e Inversiones	38,622	2,421,349
Banco de Credito e Inversiones rights 11/29/18 (a)	2,955	9,064
Banco Santander Chile	57,107,324	4,217,378
Cencosud SA	1,256,769	2,582,136
Colbun SA	6,887,156	1,311,123
Compania Cervecerias Unidas SA	129,017	1,608,994
Compania de Petroleos de Chile SA (COPEC)	335,903	4,720,031
CorpBanca SA	134,734,345	1,248,607
Empresa Nacional de Telecomunicaciones SA (ENTEL)	135,433	982,661
Empresas CMPC SA	1,084,784	3,734,373
Enel Chile SA	24,438,145	2,124,278
Enersis SA	25,088,587	3,925,471
LATAM Airlines Group SA	269,876	2,462,213
S.A.C.I. Falabella	632,542	4,775,840
S.A.C.I. Falabella rights 11/17/18 (a)	21,911	2,204

TOTAL CHILE		40,313,545

China - 10.6%
Agricultural Bank of China Ltd. (H Shares)	26,277,297	11,526,967
Air China Ltd. (H Shares)	1,668,000	1,342,151
Aisino Co. Ltd. Class A	27,100	91,296
Aluminum Corp. of China Ltd. (H Shares) (a)	3,390,000	1,227,705
Angang Steel Co. Ltd. (H Shares)	886,000	753,591
Anhui Conch Cement Co. Ltd. (H Shares)	1,118,000	5,773,947
Anxin Trust Co. Ltd. Class A	91,000	63,531
AVIC Aircraft Co. Ltd. Class A	39,400	83,594
AVIC Aviation Engine Corp. PLC Class A	33,600	109,774
AVIC Capital Co. Ltd. Class A	175,700	115,863
AVIC Shenyang Aircraft Co. Ltd. Class A (a)	13,300	63,662
AviChina Industry & Technology Co. Ltd. (H Shares)	1,657,000	1,102,983
Baic Motor Corp. Ltd. (c)	1,521,500	853,691
Bank Communications Co. Ltd. (H Shares)	7,987,176	5,988,892
Bank of Beijing Co. Ltd. Class A	565,325	492,739
Bank of China Ltd. (H Shares)	69,428,464	29,570,588
Bank of Guiyang Co. Ltd. Class A	71,700	122,624
Bank of Hangzhou Co. Ltd. Class A	145,200	166,106
Bank of Jiangsu Co. Ltd. Class A	505,203	470,030
Bank of Nanjing Co. Ltd. Class A	168,700	177,270
Bank of Ningbo Co. Ltd. Class A	82,200	207,514
Bank of Shanghai Co. Ltd. Class A	272,585	477,126
Baoshan Iron & Steel Co. Ltd.	263,100	288,534
BBMG Corp. (H Shares)	1,968,000	542,069
Beijing Capital Co. Ltd. Class A	180,900	83,764
Beijing Capital International Airport Co. Ltd. (H Shares)	1,464,000	1,584,983
Beijing Dabeinong Technology Group Co. Ltd. Class A	92,200	44,410
Beijing Shiji Information Technology Co. Ltd. Class A	12,900	53,907
Beijing Tongrentang Co. Ltd. Class A	22,200	90,478
BOE Technology Group Co. Ltd. Class A	474,500	187,061
BYD Co. Ltd. (H Shares) (b)	575,500	3,702,068
CGN Power Co. Ltd. (H Shares) (c)	8,866,447	2,035,158
Changjiang Securities Co. Ltd. Class A	170,000	125,508
China Avionics Systems Co. Ltd. Class A	22,400	43,576
China Cinda Asset Management Co. Ltd. (H Shares)	7,453,000	1,824,771
China CITIC Bank Corp. Ltd. (H Shares)	7,698,051	4,761,003
China Coal Energy Co. Ltd. (H Shares)	1,532,000	685,712
China Communications Construction Co. Ltd. (H Shares)	3,897,000	3,563,079
China Communications Services Corp. Ltd. (H Shares)	2,076,000	1,678,389
China Construction Bank Corp. (H Shares)	83,437,000	66,211,193
China Eastern Airlines Corp. Ltd. (H Shares)	1,220,000	673,633
China Everbright Bank Co. Ltd. (H Shares)	2,397,000	1,066,767
China Film Co. Ltd. Class A	40,400	70,078
China Fortune Land Development Co. Ltd. Class A	43,900	146,949
China Galaxy Securities Co. Ltd. (H Shares)	2,989,000	1,501,751
China Gezhouba Group Co. Ltd. Class A	87,200	80,129
China Grand Automotive Services Co. Ltd. Class A	83,100	49,200
China Huarong Asset Management Co. Ltd. (c)	8,651,000	1,566,501
China International Capital Corp. Ltd. Class H	892,400	1,465,721
China International Marine Containers (Group) Ltd. (H Shares)	307,800	271,613
China International Travel Service Corp. Ltd. (A Shares)	26,200	201,618
China Life Insurance Co. Ltd. (H Shares)	6,471,747	12,968,077
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,742,000	2,083,961
China Merchants Bank Co. Ltd. (H Shares)	3,678,921	14,167,830
China Merchants Securities Co. Ltd. Class A	112,600	213,557
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	96,100	258,998
China Minsheng Banking Corp. Ltd. (H Shares)	5,792,361	4,269,327
China Molybdenum Co. Ltd. (H Shares)	3,372,000	1,251,286
China National Building Materials Co. Ltd. (H Shares)	3,360,000	2,399,403
China National Chemical Engineering Co. Ltd. Class A	99,408	83,082
China National Nuclear Power Co. Ltd. Class A	229,800	183,493
China Northern Rare Earth Group High-Tech Co. Ltd.	74,400	111,990
China Nuclear Engineering Corp. Ltd. Class A	57,300	57,418
China Oilfield Services Ltd. (H Shares)	1,568,000	1,469,634
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,396,528	8,923,625
China Petroleum & Chemical Corp. (H Shares)	22,412,704	18,256,857
China Railway Construction Corp. Ltd. (H Shares)	1,870,500	2,366,167
China Railway Group Ltd. (H Shares)	3,227,000	2,880,534
China Railway Signal & Communications Corp. (c)	1,125,000	754,595
China Reinsurance Group Corp.	4,300,000	822,500
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	22,900	78,821
China Shenhua Energy Co. Ltd.:
(H Shares)	2,525,602	5,719,839
Class A	465,485	1,337,269
China Shipbuilding Industry Group Power Co. Ltd.	24,600	73,352
China Shipping Container Lines Co. Ltd. (H Shares) (a)	2,731,000	278,604
China Shipping Development Co. Ltd. (H Shares)	924,000	505,481
China South Publishing & Media Group Co. Ltd. Class A	37,600	63,119
China Southern Airlines Ltd. (H Shares)	1,596,000	862,928
China Spacesat Co. Ltd. Class A	24,600	57,236
China State Construction Engineering Corp. Ltd. Class A	602,640	464,789
China Telecom Corp. Ltd. (H Shares)	11,975,689	5,650,387
China Tower Corp. Ltd. Class H	29,830,000	4,526,642
China United Network Communications Ltd. Class A	427,000	331,774
China Vanke Co. Ltd. (H Shares)	1,202,900	3,704,440
China Yangtze Power Co. Ltd. Class A	246,800	552,285
Chinese Universe Publishing and Media Co. Ltd. Class A	32,200	53,039
Chongqing Changan Automobile Co. Ltd. (B Shares)	1,385,400	932,792
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	2,116,646	1,166,025
CITIC Guoan Information Industry Co. Ltd. Class A	69,100	30,807
CITIC Securities Co. Ltd. (H Shares)	2,095,500	3,687,590
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)	2,142,000	764,810
CRRC Corp. Ltd. (H Shares)	3,885,000	3,408,438
Daqin Railway Co. Ltd. (A Shares)	226,100	261,247
Datang International Power Generation Co. Ltd. (H Shares)	2,232,000	498,090
DHC Software Co. Ltd. Class A	49,400	50,635
Dong E-E-Jiao Co. Ltd. Class A	13,500	75,961
Dongfeng Motor Group Co. Ltd. (H Shares)	2,336,000	2,299,673
Dongxing Securities Co. Ltd. Class A	43,500	63,295
Dr. Peng Telcom & Media Group Ltd. Class A	28,600	29,315
Everbright Securities Co. Ltd. Class A	85,458	118,466
Fangda Carbon New Material Co. Ltd.	26,600	75,541
Financial Street Holdings Co. Ltd. Class A	149,800	140,230
First Capital Securities Co. Ltd. Class A	86,000	63,862
Focus Media Information Technology Co. Ltd. Class A	166,740	143,419
Foshan Haitian Flavouring & Food Co. Ltd. Class A	31,100	287,877
Founder Securities Co. Ltd. Class A	148,300	115,653
Future Land Holdings Co. Ltd. Class A	32,300	115,158
Fuyao Glass Industries Group Co. Ltd.	453,600	1,339,060
GD Power Development Co. Ltd. Class A	424,700	148,555
Gemdale Corp. Class A	113,400	148,910
GF Securities Co. Ltd. (H Shares)	1,296,028	1,675,823
Giant Network Group Co. Ltd. Class A (d)	19,900	54,146
GoerTek, Inc. Class A	56,100	58,467
Great Wall Motor Co. Ltd. (H Shares) (b)	2,648,500	1,567,090
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	44,000	240,069
Greenland Holdings Corp. Ltd. Class A	183,000	161,864
Guangshen Railway Co. Ltd. Class A	170,024	75,559
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,549,200	2,577,823
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	20,000	105,682
Guangzhou Haige Communications Group Class A	38,400	40,681
Guangzhou R&F Properties Co. Ltd. (H Shares)	832,000	1,304,982
Guosen Securities Co. Ltd. Class A	125,400	150,646
Guotai Junan Securities Co. Ltd. Class H	577,400	1,216,362
Guoyuan Securities Co. Ltd. Class A	98,900	102,081
Haitong Securities Co. Ltd. (H Shares)	2,857,600	2,875,109
Han's Laser Technology Industry Group Co. Ltd.	16,800	75,527
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	120,400	417,693
Hangzhou Robam Appliances Co. Ltd. Class A	15,500	46,662
Heilan Home Co. Ltd. Class A	42,300	46,935
Henan Shuanghui Investment & Development Co. Ltd. Class A	41,500	134,096
Hengli Petrochemical Co. Ltd. Class A	41,400	83,920
Hengtong Optic-electric Co. Ltd. Class A	28,908	67,715
Hesteel Co. Ltd. Class A	270,400	122,880
Huaan Securities Co. Ltd. Class A	424,393	310,888
Huadian Power International Corp. Ltd. (H Shares)	1,392,000	527,195
Huadong Medicine Co. Ltd. Class A	21,750	111,187
Huaneng Power International, Inc. (H Shares)	3,768,186	2,099,857
Huaneng Renewables Corp. Ltd. (H Shares)	4,138,000	1,060,627
Huatai Securities Co. Ltd. (H Shares) (c)	1,532,600	2,462,495
Huaxia Bank Co. Ltd. Class A	418,958	480,481
Huayu Automotive Systems Co. Ltd. Class A	48,300	120,687
Hubei Biocause Pharmaceutical Co. Ltd. Class A	115,700	96,698
Hubei Energy Group Co. Ltd. Class A	442,500	230,903
Hundsun Technologies, Inc. Class A	9,200	61,631
iFlytek Co. Ltd.	29,600	95,772
Industrial & Commercial Bank of China Ltd. (H Shares)	60,990,000	41,380,072
Industrial Bank Co. Ltd. Class A	395,000	912,804
Industrial Securities Co. Ltd. Class A	178,600	125,456
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	79,700	252,274
Inner Mongolia Baotou Steel Union Co. Ltd. Class A	576,500	133,884
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,158,100	1,375,823
Jiangsu Expressway Co. Ltd. (H Shares)	1,002,000	1,344,186
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	47,300	417,557
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	20,000	253,424
Jiangxi Copper Co. Ltd. (H Shares)	1,076,000	1,185,501
Jiangxi Ganfeng Lithium Co. Ltd.	16,000	54,131
Jihua Group Corp. Ltd. Class A	103,100	51,287
Jinduicheng Molybdenum Co. Ltd. Class A	93,600	84,400
Jinke Properties Group Co. Ltd. Class A	126,800	109,247
Jointown Pharmaceutical Group Class A	38,400	84,059
Kangmei Pharmaceutical Co. Ltd. Class A	72,200	127,826
Kweichow Moutai Co. Ltd. (A Shares)	17,700	1,392,778
Legend Holdings Corp. (c)	296,300	804,799
Liaoning Chengda Co. Ltd. Class A	36,800	57,503
LONGi Green Energy Technology Co. Ltd.	38,400	74,591
Luxshare Precision Industry Co. Ltd. Class A	57,380	136,548
Luzhou Laojiao Co. Ltd. Class A	22,000	120,035
Maanshan Iron & Steel Co. Ltd. Class A	128,600	76,876
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	45,440	95,171
Metallurgical Corp. China Ltd. (H Shares)	2,447,000	592,876
Midea Group Co. Ltd. Class A	81,900	434,881
Muyuan Foodstuff Co. Ltd. Class A	25,560	83,910
NARI Technology Co. Ltd. Class A	78,500	195,247
New China Life Insurance Co. Ltd. (H Shares)	755,500	3,530,892
Ningbo Zhoushan Port Co. Ltd. Class A	194,300	104,731
O-film Tech Co. Ltd. Class A	40,000	75,118
Offshore Oil Enginering Co. Ltd. Class A	70,900	56,715
Orient Securities Co. Ltd. Class A	107,618	142,243
People's Insurance Co. of China Group (H Shares)	6,311,552	2,575,503
Perfect World Co. Ltd. Class A	13,600	47,610
PetroChina Co. Ltd. (H Shares)	18,594,790	13,370,094
PICC Property & Casualty Co. Ltd. (H Shares)	5,964,568	5,780,541
Ping An Bank Co. Ltd. Class A	242,300	378,960
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	4,657,541	43,861,463
Poly Developments & Holdings Class A	161,000	290,812
Postal Savings Bank of China Co. Ltd.	2,339,000	1,395,893
Power Construction Corp. of China Ltd. Class A	214,500	145,447
Qingdao Haier Co. Ltd.	92,600	168,058
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	43,000	46,849
Risesun Real Estate Development Co. Ltd. Class A	81,100	92,312
Rongsheng Petrochemical Co. Ltd. Class A	59,500	88,026
SAIC Motor Corp. Ltd.	126,600	492,015
Sanan Optoelectronics Co. Ltd. Class A	57,200	115,291
Sany Heavy Industry Co. Ltd. Class A	128,600	145,088
SDIC Capital Co. Ltd.	60,300	77,799
SDIC Power Holdings Co. Ltd. Class A	125,200	127,611
Shaanxi Coal Industry Co. Ltd. Class A	113,700	139,035
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	15,760	61,588
Shandong Gold Mining Co. Ltd. Class A	27,600	104,059
Shandong Linglong Tyre Co. Ltd. Class A	22,700	45,721
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,764,000	1,576,858
Shanghai 2345 Network Holding Group Co. Ltd. Class A	74,230	42,246
Shanghai Construction Group Co. Ltd. Class A	121,300	52,341
Shanghai Electric Group Co. Ltd. (H Shares)	2,302,000	748,551
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	509,500	1,526,821
Shanghai International Airport Co. Ltd. (A Shares)	15,400	109,391
Shanghai International Port Group Co. Ltd. Class A	185,843	143,865
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	929,245	1,180,141
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	779,809	1,722,313
Shanghai Pudong Development Bank Co. Ltd.	497,609	783,260
Shanghai Tunnel Engineering Co. Ltd.	100,000	81,713
Shanghai Zhangjiang High Ltd. Class A	47,400	60,136
Shanghaioriental Pearl Media Co. Ltd.	64,670	84,643
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	53,500	63,274
Shanxi Securities Co. Ltd. Class A	73,400	62,187
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	13,100	60,733
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	57,900	53,786
Shenergy Co. Ltd. Class A	224,300	162,381
Shenwan Hongyuan Group Co. Ltd. Class A	379,300	242,512
Shenzhen Energy Group Co. Ltd. Class A	126,800	94,523
Shenzhen Overseas Chinese Town Co. Ltd. Class A	176,100	145,663
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	16,000	56,540
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	117,500	72,094
Shijiazhuang Baosh Electric Co. Ltd. Class A	100,900	68,128
Sichuan Chuantou Energy Co. Ltd. class A	102,300	118,202
Sichuan Kelun Pharmaceutical Co. Ltd.	22,400	75,463
Sichuan New Hope Agribusiness Co. Ltd. Class A	143,300	122,230
Sinolink Securities Co. Ltd. Class A	74,400	76,473
Sinopec Engineering Group Co. Ltd. (H Shares)	1,046,500	972,843
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	2,832,000	1,242,303
Sinopharm Group Co. Ltd. (H Shares)	1,032,800	4,978,333
Sinotrans Ltd. (H Shares)	1,562,000	543,775
Soochow Securities Co. Ltd. Class A	104,200	99,037
Southwest Securities Co. Ltd. Class A	48,700	28,484
Spring Airlines Co. Ltd. Class A	18,000	87,734
Suning.com Co. Ltd. Class A	124,700	203,434
Suzhou Gold Mantis Consolidated Co. Ltd.	67,900	78,066
Tasly Pharmaceutical Group Co. Ltd.	23,760	68,565
TBEA Co. Ltd. Class A	177,000	176,349
TCL Corp. Class A	327,800	116,070
Tianma Microelectronics Co. Ltd. Class A	36,600	55,144
Tianqi Lithium Corp. Class A	16,400	68,509
Tong Ren Tang Technologies Co. Ltd. (H Shares)	423,000	605,214
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	27,700	53,131
Tongling Nonferrous Metals Group Co. Ltd. Class A	329,200	98,633
Tongwei Co. Ltd. Class A	56,000	51,379
TravelSky Technology Ltd. (H Shares)	805,000	1,950,408
Tsingtao Brewery Co. Ltd. (H Shares)	320,000	1,262,951
Tus-Sound Environmental Resources Co. Ltd. Class A	30,100	47,034
Unisplendour Corp. Ltd. Class A	10,740	51,101
Wanxiang Qianchao Co. Ltd. Class A	78,300	56,124
Weichai Power Co. Ltd. (H Shares)	1,733,000	1,712,680
Weifu High-Technology Group Co. Ltd. Class A	30,500	77,784
Western Securities Co. Ltd. Class A	61,500	73,705
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	33,800	53,445
Wuliangye Yibin Co. Ltd. Class A	51,100	352,722
XCMG Construction Machinery Co. Ltd. Class A	152,300	72,486
Xiamen C&D, Inc. Class A	82,225	88,759
Xinhu Zhongbao Co. Ltd. Class A	191,000	85,155
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	546,200	406,762
Yanzhou Coal Mining Co. Ltd. (H Shares)	1,598,000	1,509,979
Yonghui Superstores Co. Ltd. Class A	155,000	158,652
Yonyou Network Technology Co. Ltd. Class A	26,000	89,417
Youngor Group Co. Ltd. Class A	124,600	132,180
Yunnan Baiyao Group Co. Ltd. (d)	14,700	147,998
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	8,400	93,325
Zhaojin Mining Industry Co. Ltd. (H Shares)	779,000	687,416
Zhejiang Century Huatong Group Co. Ltd. Class A (d)	3,700	17,186
Zhejiang China Commodities City Group Co. Ltd. Class A	160,100	84,002
Zhejiang Chint Electric Co. Ltd. Class A	33,200	108,277
Zhejiang Dahua Technology Co. Ltd.	40,000	66,001
Zhejiang Expressway Co. Ltd. (H Shares)	1,222,000	1,023,794
Zhejiang Huayou Cobalt Co. Ltd. Class A	11,400	55,156
Zhejiang Longsheng Group Co. Ltd. Class A	62,200	79,181
Zhejiang Zheneng Electric Power Co. Ltd. Class A	170,000	115,272
Zhengzhou Yutong Bus Co. Ltd.	43,000	65,711
ZhongAn Online P & C Insurance Co. Ltd. Class H (a)(b)(c)	129,700	430,848
Zhongjin Gold Co. Ltd. Class A	64,700	73,273
Zhuhai Wanlida Electric Co. Ltd. Class A	11,500	41,561
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	474,627	2,535,960
Zijin Mng Group Co. Ltd. (H Shares)	5,168,000	1,917,748
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	229,300	109,791
ZTE Corp. (H Shares)	674,000	1,027,938

TOTAL CHINA		451,381,121

Colombia - 0.3%
Bancolombia SA	232,109	2,183,025
Cementos Argos SA	376,554	821,061
Ecopetrol SA	4,298,646	4,993,605
Grupo de Inversiones Suramerica SA	198,040	1,931,494
Interconexion Electrica SA ESP	390,443	1,450,440
Inversiones Argos SA	257,402	1,199,262

TOTAL COLOMBIA		12,578,887

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	140,872	3,352,396
Komercni Banka A/S	66,472	2,525,179
MONETA Money Bank A/S (c)	409,802	1,359,947
Telefonica Czech Rep A/S	58,690	617,611

TOTAL CZECH REPUBLIC		7,855,133

Egypt - 0.1%
Commercial International Bank SAE	923,425	4,096,668
Eastern Tobacco Co.	725,305	642,737
Elsewedy Electric Co.	620,620	521,224

TOTAL EGYPT		5,260,629

Greece - 0.3%
Alpha Bank AE (a)	1,213,780	1,835,342
EFG Eurobank Ergasias SA (a)	1,514,157	1,020,431
Ff Group (a)(d)	23,462	102,045
Greek Organization of Football Prognostics SA	194,166	1,825,354
Hellenic Telecommunications Organization SA	213,756	2,384,791
Jumbo SA	94,695	1,381,461
Motor Oil (HELLAS) Corinth Refineries SA	52,969	1,253,903
National Bank of Greece SA (a)	448,100	776,537
Piraeus Bank SA	230,033	338,711
Titan Cement Co. SA (Reg.)	40,649	895,039

TOTAL GREECE		11,813,614

Hong Kong - 3.7%
Beijing Enterprises Holdings Ltd.	429,927	2,324,537
BYD Electronic International Co. Ltd.	541,000	633,999
China Agri-Industries Holdings Ltd.	1,541,000	514,849
China Everbright International Ltd.	3,220,814	2,566,975
China Everbright Ltd.	780,000	1,378,586
China Jinmao Holdings Group Ltd.	4,520,000	1,896,314
China Merchants Holdings International Co. Ltd.	1,118,880	1,903,335
China Mobile Ltd.	5,326,571	49,898,669
China Overseas Land and Investment Ltd.	3,315,202	10,378,568
China Power International Development Ltd.	3,305,000	653,250
China Resources Beer Holdings Co. Ltd.	1,264,144	4,392,775
China Resources Pharmaceutical Group Ltd. (c)	1,354,000	1,985,603
China Resources Power Holdings Co. Ltd.	1,645,940	2,892,272
China Taiping Insurance Group Ltd.	1,402,255	4,684,942
China Travel International Investment HK Ltd.	1,632,000	437,034
China Unicom Ltd.	5,274,814	5,517,186
CITIC Pacific Ltd.	4,985,941	7,477,052
CNOOC Ltd.	15,497,584	26,392,075
CSPC Pharmaceutical Group Ltd.	4,063,963	8,571,586
Far East Horizon Ltd.	1,874,000	1,816,181
Fosun International Ltd.	2,202,754	3,213,423
Guangdong Investment Ltd.	2,537,126	4,529,456
Hua Hong Semiconductor Ltd. (c)	337,000	586,165
Lenovo Group Ltd.	6,234,000	3,966,827
MMG Ltd. (a)	1,940,000	727,319
Shanghai Industrial Holdings Ltd.	339,241	712,921
Shenzhen Investment Ltd.	2,712,000	778,123
Sino-Ocean Group Holding Ltd.	2,597,500	1,016,880
Sinotruk Hong Kong Ltd.	599,500	860,802
Sun Art Retail Group Ltd.	2,059,971	2,251,220
Winteam Pharmaceutical Group Ltd.	1,968,000	1,252,280
Yuexiu Property Co. Ltd.	5,800,000	917,119

TOTAL HONG KONG		157,128,323

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	321,270	3,369,039
OTP Bank PLC	194,622	6,993,201
Richter Gedeon PLC	122,856	2,284,391

TOTAL HUNGARY		12,646,631

India - 8.4%
Adani Ports & Special Economic Zone Ltd.	454,618	1,959,910
Ambuja Cements Ltd.	526,575	1,403,654
Ashok Leyland Ltd.	1,024,251	1,588,448
Asian Paints Ltd.	249,335	4,147,942
Aurobindo Pharma Ltd.	230,749	2,469,570
Avenue Supermarts Ltd. (a)(c)	108,577	1,964,178
Axis Bank Ltd. (a)	1,562,339	12,302,680
Bajaj Auto Ltd.	72,800	2,553,020
Bajaj Finance Ltd.	150,842	4,859,229
Bajaj Finserv Ltd.	33,256	2,430,193
Bharat Forge Ltd.	182,590	1,443,982
Bharat Heavy Electricals Ltd.	722,075	671,210
Bharat Petroleum Corp. Ltd.	660,476	2,456,692
Bharti Airtel Ltd.	1,218,596	4,816,881
Bharti Infratel Ltd.	271,858	989,694
Bosch Ltd. (a)	6,361	1,698,316
Britannia Industries Ltd.	25,083	1,914,156
Cadila Healthcare Ltd.	167,046	813,209
Cipla Ltd. (a)	302,854	2,576,675
Coal India Ltd.	594,825	2,140,517
Container Corp. of India Ltd.	134,881	1,155,771
Dabur India Ltd.	461,440	2,400,474
Dr. Reddy's Laboratories Ltd.	82,942	2,848,721
Dr. Reddy's Laboratories Ltd. sponsored ADR (b)	16,972	577,557
Eicher Motors Ltd.	11,595	3,427,799
GAIL India Ltd.	687,073	3,476,705
Glenmark Pharmaceuticals Ltd.	111,915	940,443
Godrej Consumer Products Ltd.	311,380	3,051,701
Grasim Industries Ltd. (a)	288,148	3,247,509
Havells India Ltd. (a)	219,427	1,915,981
HCL Technologies Ltd.	484,625	6,916,849
Hero Motocorp Ltd.	43,200	1,613,487
Hindalco Industries Ltd.	1,017,807	3,033,054
Hindustan Petroleum Corp. Ltd.	531,510	1,610,843
Hindustan Unilever Ltd.	563,995	12,366,559
Housing Development Finance Corp. Ltd.	1,385,005	33,131,694
ICICI Bank Ltd.	2,068,528	9,919,317
Indiabulls Housing Finance Ltd.	241,340	2,723,396
Indian Oil Corp. Ltd.	1,265,725	2,369,384
Infosys Ltd.	3,035,802	28,048,337
InterGlobe Aviation Ltd. (c)	75,546	907,962
ITC Ltd.	2,964,446	11,226,897
JSW Steel Ltd.	736,723	3,380,798
Larsen & Toubro Ltd.	413,818	7,259,720
LIC Housing Finance Ltd.	260,610	1,448,577
Lupin Ltd. (a)	194,567	2,329,358
Mahindra & Mahindra Financial Services Ltd. (a)	267,766	1,480,750
Mahindra & Mahindra Ltd.	646,286	6,693,115
Marico Ltd.	394,713	1,714,728
Maruti Suzuki India Ltd.	91,626	8,196,786
Motherson Sumi Systems Ltd. (a)	823,930	1,818,639
Nestle India Ltd.	20,132	2,762,257
NTPC Ltd.	1,719,586	3,711,897
Oil & Natural Gas Corp. Ltd.	1,226,452	2,541,289
Page Industries Ltd.	4,781	1,903,971
Petronet LNG Ltd.	525,872	1,604,777
Pidilite Industries Ltd.	105,987	1,374,062
Piramal Enterprises Ltd.	71,043	2,087,104
Power Grid Corp. of India Ltd.	1,367,549	3,438,287
Rec Ltd.	569,951	897,002
Reliance Industries Ltd.	2,476,037	35,528,587
Shree Cement Ltd.	7,374	1,387,595
Shriram Transport Finance Co. Ltd.	129,025	2,032,022
Siemens India Ltd.	57,555	725,040
State Bank of India (a)	1,553,021	5,908,871
Sun Pharmaceutical Industries Ltd.	730,594	5,731,844
Tata Consultancy Services Ltd.	797,816	20,907,072
Tata Motors Ltd. (a)	1,380,158	3,343,450
Tata Power Co. Ltd.	906,651	938,401
Tata Steel Ltd.	305,437	2,287,267
Tech Mahindra Ltd. (a)	410,139	4,125,235
Titan Co. Ltd.	271,427	3,099,611
Ultratech Cemco Ltd. (a)	84,034	3,976,049
United Spirits Ltd. (a)	255,581	1,993,228
UPL Ltd. (a)	311,178	2,837,248
Vedanta Ltd. (a)	1,135,833	3,242,714
Vodafone Idea Ltd. (a)	1,606,262	839,400
Wipro Ltd.	983,633	4,402,557
Yes Bank Ltd.	1,483,724	3,773,506
Zee Entertainment Enterprises Ltd.	419,815	2,560,554

TOTAL INDIA		356,393,964

Indonesia - 2.0%
PT Adaro Energy Tbk	12,640,300	1,371,912
PT Astra International Tbk	17,601,159	9,146,466
PT Bank Central Asia Tbk	8,570,870	13,333,404
PT Bank Danamon Indonesia Tbk Series A	2,354,200	1,149,807
PT Bank Mandiri (Persero) Tbk	16,266,198	7,308,754
PT Bank Negara Indonesia (Persero) Tbk	6,513,800	3,138,535
PT Bank Rakyat Indonesia Tbk	48,293,805	10,006,610
PT Bank Tabungan Negara Tbk	3,458,400	482,276
PT Bumi Serpong Damai Tbk (a)	6,277,900	454,247
PT Charoen Pokphand Indonesia Tbk	6,441,300	2,330,350
PT Gudang Garam Tbk	422,800	2,010,751
PT Hanjaya Mandala Sampoerna Tbk	8,148,300	1,999,221
PT Indah Kiat Pulp & Paper Tbk	2,384,500	1,995,906
PT Indocement Tunggal Prakarsa Tbk	1,617,700	1,840,895
PT Indofood CBP Sukses Makmur Tbk	2,055,500	1,206,732
PT Indofood Sukses Makmur Tbk	3,881,300	1,525,457
PT Jasa Marga Tbk	1,789,297	488,445
PT Kalbe Farma Tbk	18,540,100	1,670,774
PT Matahari Department Store Tbk	2,025,200	646,092
PT Pakuwon Jati Tbk	13,699,400	430,739
PT Perusahaan Gas Negara Tbk Series B	9,557,500	1,395,668
PT Semen Gresik (Persero) Tbk	2,619,248	1,550,615
PT Surya Citra Media Tbk	4,763,700	491,959
PT Telekomunikasi Indonesia Tbk Series B	43,876,665	11,115,023
PT Tower Bersama Infrastructure Tbk	1,660,200	511,083
PT Unilever Indonesia Tbk	1,332,639	3,789,069
PT United Tractors Tbk	1,465,800	3,230,015
PT Waskita Karya Persero Tbk	3,859,900	365,615

TOTAL INDONESIA		84,986,420

Isle of Man - 0.1%
NEPI Rockcastle PLC	326,259	2,817,294
Korea (South) - 12.8%
AMOREPACIFIC Corp.	28,287	3,793,086
AMOREPACIFIC Group, Inc.	25,249	1,374,201
BGF Retail Co. Ltd.	6,356	938,638
BS Financial Group, Inc.	229,818	1,528,763
Celltrion Healthcare Co. Ltd.	30,638	1,710,465
Celltrion Pharm, Inc.	12,565	589,156
Celltrion, Inc. (a)	70,845	13,504,634
Cheil Industries, Inc.	66,071	6,282,825
Cheil Worldwide, Inc.	56,015	1,114,409
CJ CheilJedang Corp.	7,230	2,053,041
CJ Corp.	12,944	1,236,543
CJ O Shopping Co. Ltd.	9,475	1,876,731
Coway Co. Ltd.	41,922	2,582,924
Daelim Industrial Co.	24,482	1,630,703
Daewoo Engineering & Construction Co. Ltd. (a)	135,719	538,237
Db Insurance Co. Ltd.	43,309	2,725,317
DGB Financial Group Co. Ltd.	150,360	1,238,724
Dong Suh Companies, Inc.	27,737	453,370
Doosan Bobcat, Inc.	39,686	1,224,318
Doosan Heavy Industries & Construction Co. Ltd. (a)	52,142	500,399
E-Mart Co. Ltd.	18,253	3,271,462
GS Engineering & Construction Corp.	44,494	1,628,067
GS Holdings Corp.	44,881	1,907,738
GS Retail Co. Ltd.	22,013	692,609
Hana Financial Group, Inc.	261,222	8,768,451
Hankook Tire Co. Ltd.	64,653	2,345,867
Hanmi Pharm Co. Ltd.	5,485	1,872,399
Hanmi Science Co. Ltd.	10,343	604,626
Hanon Systems	162,699	1,561,397
Hanssem Co. Ltd.	8,558	366,396
Hanwha Chemical Corp.	93,372	1,321,611
Hanwha Corp.	33,709	830,169
Hanwha Life Insurance Co. Ltd.	248,197	975,603
HDC Hyundai Development Co. (a)	30,789	1,187,306
HLB, Inc. (a)	27,019	2,050,697
Hotel Shilla Co.	27,377	1,710,763
Hyundai Department Store Co. Ltd.	11,438	869,128
Hyundai Engineering & Construction Co. Ltd.	67,826	2,719,579
Hyundai Fire & Marine Insurance Co. Ltd.	54,832	2,008,745
Hyundai Glovis Co. Ltd.	16,519	1,650,452
Hyundai Heavy Industries Co. Ltd. (a)	33,159	3,618,138
Hyundai Mobis	59,156	9,850,692
Hyundai Motor Co.	133,431	12,454,340
Hyundai Robotics Co. Ltd. (a)	8,534	2,666,408
Hyundai Steel Co.	69,774	2,553,080
Industrial Bank of Korea	220,309	2,867,299
ING Life Insurance Korea Ltd. (c)	26,790	719,644
Kakao Corp.	43,680	3,506,650
Kangwon Land, Inc.	102,588	2,580,434
KB Financial Group, Inc.	345,282	14,360,728
KCC Corp.	5,116	1,107,495
KEPCO Plant Service & Engineering Co. Ltd.	18,219	439,108
Kia Motors Corp.	228,885	5,697,050
Korea Aerospace Industries Ltd. (a)	63,799	1,618,739
Korea Electric Power Corp.	223,298	5,327,021
Korea Express Co. Ltd. (a)	6,505	903,631
Korea Gas Corp. (a)	22,789	1,040,584
Korea Investment Holdings Co. Ltd.	36,604	1,902,381
Korea Zinc Co. Ltd.	7,431	2,468,316
Korean Air Lines Co. Ltd.	39,101	940,686
KT Corp.	2,064	51,864
KT Corp. sponsored ADR (b)	39,904	552,271
KT&G Corp.	101,367	9,017,310
Kumho Petro Chemical Co. Ltd.	15,992	1,206,758
LG Chemical Ltd.	40,088	12,191,530
LG Corp.	82,809	4,811,776
LG Display Co. Ltd.	202,962	2,957,758
LG Electronics, Inc.	92,609	5,137,730
LG Household & Health Care Ltd.	8,127	7,436,098
LG Innotek Co. Ltd.	12,461	1,354,219
LG Telecom Ltd.	186,743	2,643,207
Lotte Chemical Corp.	14,936	3,436,196
Lotte Confectionery Co. Ltd. (a)	25,835	1,076,647
Lotte Shopping Co. Ltd.	9,902	1,679,261
Medy-Tox, Inc.	3,720	1,520,603
Mirae Asset Daewoo Co. Ltd.	349,752	1,970,995
NAVER Corp.	121,855	12,228,219
NCSOFT Corp.	15,283	5,752,891
Netmarble Corp. (c)	22,307	2,189,644
Oci Co. Ltd.	15,662	1,169,503
Orion Corp./Republic of Korea	19,003	1,583,861
Ottogi Corp.	972	561,392
Pearl Abyss Corp. (a)	4,673	842,041
POSCO	68,177	15,585,404
Posco Daewoo Corp.	40,220	627,446
S-Oil Corp.	39,259	4,266,535
S1 Corp.	13,852	1,171,532
Samsung Biologics Co. Ltd. (a)(c)	14,372	4,880,938
Samsung Card Co. Ltd.	23,605	696,151
Samsung Electro-Mechanics Co. Ltd.	48,768	5,043,492
Samsung Electronics Co. Ltd.	4,186,007	155,553,634
Samsung Engineering Co. Ltd. (a)	137,238	2,195,086
Samsung Fire & Marine Insurance Co. Ltd.	26,783	6,537,305
Samsung Heavy Industries Co. Ltd. (a)	385,142	2,349,332
Samsung Life Insurance Co. Ltd.	60,910	4,911,236
Samsung SDI Co. Ltd.	47,851	9,876,346
Samsung SDS Co. Ltd.	30,282	5,108,926
Samsung Securities Co. Ltd.	54,980	1,288,970
Shinhan Financial Group Co. Ltd.	370,934	13,798,190
Shinsegae Co. Ltd.	6,462	1,464,003
SillaJen, Inc. (a)	51,354	3,101,043
SK C&C Co. Ltd.	27,618	6,329,629
SK Energy Co. Ltd.	56,274	10,529,798
SK Hynix, Inc.	505,891	30,238,182
SK Telecom Co. Ltd.	17,595	4,128,877
STX Pan Ocean Co. Ltd. (Korea) (a)	196,876	823,049
ViroMed Co. Ltd. (a)	11,858	1,936,148
Woori Bank	411,965	5,686,633
Woori Investment & Securities Co. Ltd.	123,852	1,318,845
Yuhan Corp.	7,557	1,109,376

TOTAL KOREA (SOUTH)		543,789,853

Luxembourg - 0.1%
PLAY Communications SA (c)	92,732	398,754
Reinet Investments SCA	129,064	2,162,659

TOTAL LUXEMBOURG		2,561,413

Malaysia - 2.4%
AirAsia Group BHD	1,236,500	777,153
Alliance Bank Malaysia Bhd	820,500	776,480
AMMB Holdings Bhd	1,473,000	1,337,651
Astro Malaysia Holdings Bhd (c)	1,071,124	345,565
Axiata Group Bhd	2,381,851	1,940,999
British American Tobacco (Malaysia) Bhd	116,500	865,850
Bumiputra-Commerce Holdings Bhd	4,177,044	5,709,808
Dialog Group Bhd	3,207,765	2,598,715
DiGi.com Bhd	2,737,000	2,819,087
Felda Global Ventures Holdings Bhd (c)	1,336,900	447,284
Fraser & Neave Holdings BHD	103,500	833,540
Gamuda Bhd	1,736,000	991,526
Genting Bhd	1,869,300	3,278,925
Genting Malaysia Bhd	2,618,340	2,809,499
Genting Plantations Bhd	186,700	430,554
Hap Seng Consolidated Bhd	559,800	1,317,727
Hartalega Holdings Bhd	1,170,000	1,750,317
Hong Leong Bank Bhd	571,700	2,828,101
Hong Leong Credit Bhd	188,000	825,771
IHH Healthcare Bhd (c)	2,182,887	2,608,301
IJM Corp. Bhd	2,373,300	924,478
IOI Corp. Bhd	1,682,700	1,809,571
IOI Properties Group Bhd	1,369,425	428,712
Kuala Lumpur Kepong Bhd	371,400	2,211,803
Malayan Banking Bhd	3,371,424	7,646,030
Malaysia Airports Holdings Bhd	810,300	1,607,239
Maxis Bhd	2,068,100	2,584,816
MISC Bhd	997,600	1,454,262
My E.G.Services Bhd	1,627,700	466,780
Nestle (Malaysia) BHD	50,700	1,742,301
Petronas Chemicals Group Bhd	2,094,500	4,680,027
Petronas Dagangan Bhd	158,926	987,472
Petronas Gas Bhd	610,300	2,666,097
PPB Group Bhd	498,440	1,996,381
Press Metal Bhd	1,195,600	1,382,890
Public Bank Bhd	2,530,057	14,873,797
RHB Capital Bhd	817,760	1,022,078
RHB Capital Bhd (a)(d)	141,500	0
Sime Darby Bhd	2,139,649	1,124,920
Sime Darby Plantation Bhd	2,101,149	2,641,186
Sime Darby Property Bhd	2,501,049	582,751
SP Setia Bhd	1,279,579	642,159
Telekom Malaysia Bhd	926,300	526,848
Tenaga Nasional Bhd	2,718,072	9,548,490
Top Glove Corp. Bhd	1,238,200	1,757,655
UMW Holdings Bhd	325,800	369,829
Westports Holdings Bhd	843,400	687,297
YTL Corp. Bhd	2,676,296	677,948

TOTAL MALAYSIA		102,336,670

Mexico - 2.8%
Alfa SA de CV Series A	2,653,400	2,796,662
Alsea S.A.B. de CV	438,100	1,120,201
America Movil S.A.B. de CV Series L	29,258,247	21,187,590
Banco Santander Mexico SA	1,595,345	1,989,346
CEMEX S.A.B. de CV unit (a)	12,675,986	6,327,619
Coca-Cola FEMSA S.A.B. de CV Series L	461,269	2,630,924
El Puerto de Liverpool S.A.B. de CV Class C	152,510	966,493
Embotelladoras Arca S.A.B. de CV	383,900	1,930,532
Fibra Uno Administracion SA de CV	2,936,083	3,155,314
Fomento Economico Mexicano S.A.B. de CV unit	1,687,191	14,343,397
Gruma S.A.B. de CV Series B	185,700	1,938,065
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	311,627	2,578,067
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	181,435	3,015,751
Grupo Bimbo S.A.B. de CV Series A	1,429,070	2,676,879
Grupo Carso SA de CV Series A1	400,600	1,178,928
Grupo Financiero Banorte S.A.B. de CV Series O	2,254,181	12,402,115
Grupo Financiero Inbursa S.A.B. de CV Series O	2,018,100	2,615,858
Grupo Mexico SA de CV Series B	3,042,154	7,019,347
Grupo Televisa SA de CV	2,125,093	6,126,319
Industrias Penoles SA de CV	121,105	1,706,884
Infraestructura Energetica Nova S.A.B. de CV	465,600	1,825,199
Kimberly-Clark de Mexico SA de CV Series A	1,321,827	1,905,313
Mexichem S.A.B. de CV	903,220	2,385,969
Promotora y Operadora de Infraestructura S.A.B. de CV	199,915	1,819,319
Wal-Mart de Mexico SA de CV Series V	4,547,756	11,614,960

TOTAL MEXICO		117,257,051

Netherlands - 0.1%
X5 Retail Group NV unit	106,735	2,493,636
Pakistan - 0.1%
Habib Bank Ltd.	471,900	519,224
Lucky Cement Ltd.	104,550	392,492
MCB Bank Ltd.	328,700	491,057
Oil & Gas Development Co. Ltd.	503,500	604,542
United Bank Ltd.	395,600	447,913

TOTAL PAKISTAN		2,455,228

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	156,806	2,170,195
Philippines - 1.0%
Aboitiz Equity Ventures, Inc.	1,737,600	1,528,289
Aboitiz Power Corp.	1,193,955	752,967
Alliance Global Group, Inc. (a)	3,367,600	715,907
Ayala Corp.	218,446	3,760,883
Ayala Land, Inc.	6,462,243	4,794,954
Bank of the Philippine Islands (BPI)	800,588	1,230,763
BDO Unibank, Inc.	1,721,021	3,942,081
DMCI Holdings, Inc.	3,263,700	784,211
Globe Telecom, Inc.	27,305	1,067,939
GT Capital Holdings, Inc.	80,337	1,142,581
International Container Terminal Services, Inc.	383,530	649,540
JG Summit Holdings, Inc.	2,516,450	2,227,447
Jollibee Food Corp.	383,833	1,982,482
Manila Electric Co.	200,800	1,382,081
Megaworld Corp.	9,183,100	757,855
Metro Pacific Investments Corp.	11,582,200	1,040,376
Metropolitan Bank & Trust Co.	645,627	791,977
Philippine Long Distance Telephone Co.	77,030	1,990,447
Robinsons Land Corp.	1,697,097	665,348
Security Bank Corp.	181,580	490,674
SM Investments Corp.	211,965	3,569,970
SM Prime Holdings, Inc.	8,831,700	5,586,232
Universal Robina Corp.	774,228	1,883,520

TOTAL PHILIPPINES		42,738,524

Poland - 1.1%
Alior Bank SA (a)	80,541	1,212,161
Bank Handlowy w Warszawie SA	26,698	487,044
Bank Millennium SA (a)	533,456	1,227,582
Bank Polska Kasa Opieki SA	148,715	4,057,819
Bank Zachodni WBK SA	30,350	2,692,399
BRE Bank SA	13,035	1,270,498
CD Projekt RED SA (a)	58,648	2,419,498
Cyfrowy Polsat SA (a)	225,274	1,297,462
Dino Polska SA (a)(c)	40,129	883,703
Grupa Lotos SA	80,780	1,458,488
Jastrzebska Spolka Weglowa SA (a)	43,265	834,372
KGHM Polska Miedz SA (Bearer) (a)	122,158	2,765,878
LPP SA	1,132	2,315,833
NG2 SA	25,231	1,098,101
Polish Oil & Gas Co. SA	1,512,332	2,467,247
Polska Grupa Energetyczna SA (a)	735,945	2,015,762
Polski Koncern Naftowy Orlen SA	260,348	6,258,421
Powszechna Kasa Oszczednosci Bank SA	761,311	7,922,325
Powszechny Zaklad Ubezpieczen SA	525,769	5,368,471
Telekomunikacja Polska SA (a)	543,948	615,231
Zaklady Azotowe w Tarnowie-Moscicach SA	36,196	244,316

TOTAL POLAND		48,912,611

Qatar - 1.1%
Barwa Real Estate Co.	79,277	814,108
Doha Bank (a)	123,067	742,593
Ezdan Holding Group (a)	696,269	2,092,058
Industries Qatar QSC (a)	158,105	6,078,857
Masraf al Rayan (a)	320,975	3,349,036
Qatar Electricity & Water Co. (a)	43,107	2,224,373
Qatar Insurance Co. SAQ	137,494	1,385,891
Qatar Islamic Bank (a)	101,080	4,247,525
Qatar National Bank SAQ	393,108	21,053,573
Qatar Telecom (Qtel) Q.S.C. (a)	70,684	1,337,191
The Commercial Bank of Qatar (a)	174,189	1,983,009

TOTAL QATAR		45,308,214

Russia - 3.6%
Alrosa Co. Ltd.	2,242,401	3,400,685
Gazprom OAO	5,653,726	13,343,476
Gazprom OAO sponsored ADR (Reg. S)	1,799,956	8,528,192
Inter Rao Ues JSC	27,473,158	1,660,724
Lukoil PJSC	294,592	22,114,385
Lukoil PJSC sponsored ADR	128,658	9,610,753
Magnit OJSC GDR (Reg. S)	311,074	4,151,283
Magnitogorsk Iron & Steel Works PJSC	1,955,000	1,422,911
MMC Norilsk Nickel PJSC	33,729	5,632,274
MMC Norilsk Nickel PJSC sponsored ADR (b)	212,418	3,521,890
Mobile TeleSystems OJSC sponsored ADR	436,455	3,496,005
Moscow Exchange MICEX-RTS OAO	1,193,667	1,592,794
NOVATEK OAO GDR (Reg. S)	79,141	13,414,400
Novolipetsk Steel OJSC	1,045,386	2,545,791
PhosAgro OJSC GDR (Reg. S)	101,976	1,335,886
Polyus PJSC	23,350	1,471,743
Rosneft Oil Co. OJSC	623,771	4,360,088
Rosneft Oil Co. OJSC GDR (Reg. S)	388,106	2,728,385
RusHydro PJSC	39,708,753	331,420
RusHydro PJSC ADR(b)	466,556	365,780
Sberbank of Russia	9,376,555	26,950,896
Severstal PAO	108,539	1,697,113
Severstal PAO GDR (Reg. S)	73,598	1,141,505
Surgutneftegas OJSC	5,264,562	2,123,447
Surgutneftegas OJSC sponsored ADR	49,000	195,020
Tatneft PAO	866,256	10,315,053
Tatneft PAO sponsored ADR	76,366	5,380,748
VTB Bank OJSC (a)	2,847,449,994	1,581,202

TOTAL RUSSIA		154,413,849

Singapore - 0.0%
BOC Aviation Ltd. Class A	174,300	1,245,802
South Africa - 5.6%
Anglo American Platinum Ltd.	46,982	1,534,793
AngloGold Ashanti Ltd.	358,211	3,467,623
Aspen Pharmacare Holdings Ltd.	337,355	3,567,353
Barclays Africa Group Ltd.	626,889	6,336,243
Bidcorp Ltd.	291,629	5,469,638
Bidvest Group Ltd.	294,703	3,671,077
Capitec Bank Holdings Ltd.	35,156	2,360,820
Clicks Group Ltd.	221,799	2,826,518
Coronation Fund Managers Ltd.	185,311	617,138
Discovery Ltd.	309,356	3,311,750
Exxaro Resources Ltd.	219,009	2,240,194
FirstRand Ltd.	2,924,409	12,748,263
Fortress (REIT) Ltd.:
Class A	968,183	1,109,776
Class B	627,033	611,625
Foschini Ltd.	196,007	2,142,027
Gold Fields Ltd.	716,347	1,893,843
Growthpoint Properties Ltd.	2,578,764	3,959,261
Hyprop Investments Ltd.	224,900	1,376,155
Imperial Holdings Ltd.	141,163	1,558,845
Investec Ltd.	245,568	1,527,590
Kumba Iron Ore Ltd.	52,975	1,037,775
Liberty Holdings Ltd.	105,181	769,937
Life Healthcare Group Holdings Ltd.	1,169,309	1,941,913
MMI Holdings Ltd.	768,187	929,479
Mondi Ltd.	102,842	2,459,982
Mr Price Group Ltd.	223,272	3,495,620
MTN Group Ltd.	1,474,452	8,545,375
Naspers Ltd. Class N	380,988	66,956,785
Nedbank Group Ltd.	333,586	5,628,621
Netcare Ltd.	1,032,221	1,737,336
Old Mutual Ltd.	4,286,952	6,593,523
Pick 'n Pay Stores Ltd.	318,930	1,472,883
Pioneer Foods Ltd.	103,675	569,097
PSG Group Ltd.	131,055	1,954,299
Rand Merchant Insurance Holdings Ltd.	600,247	1,397,220
Redefine Properties Ltd.	4,757,552	3,092,691
Remgro Ltd.	460,490	5,936,349
Resilient Property Income Fund Ltd.	225,243	913,339
RMB Holdings Ltd.	615,747	3,107,848
Sanlam Ltd.	1,551,583	7,810,239
Sappi Ltd.	460,346	2,588,110
Sasol Ltd.	476,861	15,583,801
Shoprite Holdings Ltd.	386,000	4,717,560
Spar Group Ltd.	168,400	2,007,102
Standard Bank Group Ltd.	1,124,373	12,448,320
Telkom SA Ltd.	230,936	839,838
Tiger Brands Ltd.	140,446	2,509,321
Truworths International Ltd.	385,745	2,115,878
Vodacom Group Ltd.	525,066	4,427,603
Woolworths Holdings Ltd.	868,400	2,997,974

TOTAL SOUTH AFRICA		238,916,350

Taiwan - 11.3%
Acer, Inc.	2,560,000	1,794,286
Advantech Co. Ltd.	304,993	2,098,271
ASE Industrial Holding Co. Ltd.	3,002,592	6,051,638
Asia Cement Corp.	1,917,000	2,027,802
ASUSTeK Computer, Inc.	614,502	4,545,177
AU Optronics Corp.	7,570,000	2,955,970
Catcher Technology Co. Ltd.	571,095	5,745,905
Cathay Financial Holding Co. Ltd.	7,088,033	11,217,959
Chang Hwa Commercial Bank	4,654,632	2,638,484
Cheng Shin Rubber Industry Co. Ltd.	1,682,000	2,365,953
Chicony Electronics Co. Ltd.	473,008	945,695
China Airlines Ltd.	2,172,000	642,610
China Development Finance Holding Corp.	11,725,000	3,760,574
China Life Insurance Co. Ltd.	2,273,053	2,158,484
China Steel Corp.	10,927,289	8,611,807
Chinatrust Financial Holding Co. Ltd.	15,250,778	10,171,947
Chunghwa Telecom Co. Ltd.	3,297,129	11,639,379
Compal Electronics, Inc.	3,661,000	2,016,119
Delta Electronics, Inc.	1,809,717	7,598,818
E.SUN Financial Holdings Co. Ltd.	8,453,186	5,597,142
ECLAT Textile Co. Ltd.	156,129	1,853,246
EVA Airways Corp.	1,747,368	798,607
Evergreen Marine Corp. (Taiwan)	1,736,547	639,416
Evergreen Marine Corp. (Taiwan) rights 11/18/18 (a)	98,925	2,237
Far Eastern Textile Ltd.	2,812,000	2,820,129
Far EasTone Telecommunications Co. Ltd.	1,388,348	3,304,896
Feng Tay Enterprise Co. Ltd.	293,720	1,764,568
First Financial Holding Co. Ltd.	8,543,181	5,394,590
Formosa Chemicals & Fibre Corp.	3,055,149	11,052,040
Formosa Petrochemical Corp.	1,077,347	4,245,291
Formosa Plastics Corp.	3,870,085	12,625,073
Formosa Taffeta Co. Ltd.	690,000	749,939
Foxconn Technology Co. Ltd.	815,710	1,728,350
Fubon Financial Holding Co. Ltd.	5,766,846	9,024,521
Giant Manufacturing Co. Ltd.	260,000	990,940
GlobalWafers Co. Ltd.	191,000	1,514,527
Highwealth Construction Corp.	735,000	1,076,606
HIWIN Technologies Corp.	195,917	1,265,593
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,438,465	29,112,936
Hotai Motor Co. Ltd.	240,000	1,655,012
HTC Corp. (a)	536,000	581,696
Hua Nan Financial Holdings Co. Ltd.	6,498,871	3,662,903
Innolux Corp.	7,847,000	2,374,845
Inventec Corp.	2,205,000	1,776,934
Largan Precision Co. Ltd.	87,451	9,462,407
Lite-On Technology Corp.	1,855,044	2,127,035
Macronix International Co. Ltd.	1,614,967	894,581
MediaTek, Inc.	1,303,615	9,579,058
Mega Financial Holding Co. Ltd.	9,439,289	7,972,656
Micro-Star International Co. Ltd.	592,000	1,305,974
Nan Ya Plastics Corp.	4,470,358	11,103,520
Nanya Technology Corp.	920,000	1,527,366
Nien Made Enterprise Co. Ltd.	131,000	808,159
Novatek Microelectronics Corp.	504,000	2,222,057
Pegatron Corp.	1,713,000	3,114,998
Phison Electronics Corp.	119,000	780,252
Pou Chen Corp.	1,966,391	1,991,129
Powertech Technology, Inc.	650,981	1,421,370
President Chain Store Corp.	498,000	5,613,669
Quanta Computer, Inc.	2,357,000	3,718,914
Realtek Semiconductor Corp.	401,000	1,606,046
Ruentex Development Co. Ltd.	453,600	627,060
Ruentex Industries Ltd.	303,000	758,466
Shin Kong Financial Holding Co. Ltd.	9,040,361	2,963,766
Sinopac Holdings Co.	9,360,302	3,174,470
Standard Foods Corp.	330,016	495,123
Synnex Technology International Corp.	1,255,700	1,350,586
TaiMed Biologics, Inc. (a)	144,000	897,660
Taishin Financial Holdings Co. Ltd.	8,642,349	3,838,191
Taishin Financial Holdings Co. Ltd. rights 11/22/18 (a)	174,338	16,893
Taiwan Business Bank	3,112,329	1,025,363
Taiwan Cement Corp.	4,015,850	4,500,896
Taiwan Cooperative Financial Holding Co. Ltd.	7,624,129	4,284,810
Taiwan High Speed Rail Corp.	1,737,000	1,722,385
Taiwan Mobile Co. Ltd.	1,392,000	4,968,137
Taiwan Semiconductor Manufacturing Co. Ltd.	21,393,740	160,520,199
TECO Electric & Machinery Co. Ltd.	1,700,705	975,033
Unified-President Enterprises Corp.	4,197,332	10,154,234
United Microelectronics Corp.	10,430,000	3,972,435
Vanguard International Semiconductor Corp.	791,000	1,456,275
Walsin Technology Corp.	275,000	1,159,138
Win Semiconductors Corp.	313,000	960,417
Winbond Electronics Corp.	2,627,000	1,136,991
Wistron Corp.	2,504,251	1,528,733
WPG Holding Co. Ltd.	1,231,880	1,462,237
Yageo Corp.	219,321	2,234,970
Yuanta Financial Holding Co. Ltd.	8,756,284	4,242,317

TOTAL TAIWAN		480,274,891

Thailand - 2.4%
Advanced Info Service PCL (For. Reg.)	905,800	5,353,945
Airports of Thailand PCL (For. Reg.)	3,731,700	7,202,316
Bangkok Bank PCL (For. Reg.)	217,400	1,389,891
Bangkok Dusit Medical Services PCL (For. Reg.)	3,387,300	2,502,679
Bangkok Expressway and Metro PCL	6,632,500	1,700,128
Banpu PCL (For. Reg.)	1,664,400	873,358
Berli Jucker PCL (For. Reg)	1,060,500	1,782,958
BTS Group Holdings PCL	5,141,700	1,418,774
BTS Group Holdings PCL warrants 12/31/19 (a)	469,766	1,175
Bumrungrad Hospital PCL (For. Reg.)	314,000	1,827,563
C.P. ALL PCL (For. Reg.)	4,380,900	8,884,666
Central Pattana PCL (For. Reg.)	1,179,600	2,810,265
Charoen Pokphand Foods PCL (For. Reg.)	3,027,400	2,305,243
Delta Electronics PCL (For. Reg.)	403,900	840,443
Electricity Generating PCL (For. Reg.)	105,100	732,150
Energy Absolute PCL	1,142,400	1,705,332
Glow Energy PCL (For. Reg.)	411,300	1,038,793
Home Product Center PCL (For. Reg.)	3,458,300	1,553,941
Indorama Ventures PCL (For. Reg.)	1,423,000	2,328,038
IRPC PCL (For. Reg.)	8,823,000	1,623,049
Kasikornbank PCL (For. Reg.)	1,630,800	9,811,357
Krung Thai Bank PCL (For. Reg.)	3,076,400	1,864,766
Land & House PCL (For. Reg.)	2,438,300	757,373
Minor International PCL (For. Reg.)	1,981,100	2,180,644
PTT Exploration and Production PCL (For. Reg.)	1,209,700	5,089,058
PTT Global Chemical PCL (For. Reg.)	1,965,100	4,577,924
PTT PCL (For. Reg.)	9,187,900	14,130,968
Robinsons Department Store PCL (For. Reg.)	400,100	787,290
Siam Cement PCL (For. Reg.)	335,900	4,234,204
Siam Commercial Bank PCL (For. Reg.)	1,598,500	6,628,280
Thai Oil PCL (For. Reg.)	981,000	2,507,230
Thai Union Frozen Products PCL (For. Reg.)	1,546,000	773,932
TMB PCL (For. Reg.)	8,885,700	610,959
True Corp. PCL (For. Reg.)	8,808,937	1,567,332

TOTAL THAILAND		103,396,024

Turkey - 0.6%
Akbank T.A.S.	1,952,026	2,308,375
Anadolu Efes Biracilik Ve Malt Sanayii A/S	169,313	569,163
Arcelik A/S	191,644	532,459
Aselsan A/S	302,151	1,365,453
Bim Birlesik Magazalar A/S JSC	186,878	2,654,593
Coca-Cola Icecek Sanayi A/S	60,814	299,849
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,399,336	418,078
Eregli Demir ve Celik Fabrikalari T.A.S.	1,226,058	1,987,277
Ford Otomotiv Sanayi A/S	57,287	614,931
Haci Omer Sabanci Holding A/S	842,698	1,073,424
Koc Holding A/S	673,157	1,876,304
Petkim Petrokimya Holding A/S	673,917	612,476
TAV Havalimanlari Holding A/S	149,417	621,769
Tofas Turk Otomobil Fabrikasi A/S	100,569	379,635
Tupras Turkiye Petrol Rafinerileri A/S	109,342	2,576,274
Turk Hava Yollari AO (a)	497,669	1,250,939
Turk Sise ve Cam Fabrikalari A/S	556,687	471,077
Turkcell Iletisim Hizmet A/S	973,189	1,976,115
Turkiye Garanti Bankasi A/S	2,036,783	2,547,072
Turkiye Halk Bankasi A/S	508,182	560,949
Turkiye Is Bankasi A/S Series C	1,420,338	1,013,874
Turkiye Vakiflar Bankasi TAO	608,341	372,214
Ulker Biskuvi Sanayi A/S (a)	124,458	329,091
Yapi ve Kredi Bankasi A/S (a)	1,378,189	399,432

TOTAL TURKEY		26,810,823

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC (a)	1,816,693	4,001,211
Aldar Properties PJSC	3,437,511	1,619,017
Damac Properties Dubai Co. PJSC (a)	1,480,403	814,128
DP World Ltd.	145,562	2,618,660
Dubai Investments Ltd. (a)	1,698,827	749,248
Dubai Islamic Bank Pakistan Ltd. (a)	1,443,816	2,067,564
Emaar Development PJSC (a)	644,569	868,632
Emaar Malls Group PJSC (a)	1,563,409	778,906
Emaar Properties PJSC	3,070,222	4,262,862
Emirates Telecommunications Corp. (a)	1,518,235	7,191,998
National Bank of Abu Dhabi PJSC	1,234,409	4,644,388

TOTAL UNITED ARAB EMIRATES		29,616,614

United Kingdom - 0.0%
Mediclinic International PLC	1	5
United States of America - 0.3%
Southern Copper Corp.	74,727	2,865,033
Yum China Holdings, Inc.	318,296	11,484,120

TOTAL UNITED STATES OF AMERICA		14,349,153

TOTAL COMMON STOCKS
(Cost $3,904,663,932)		3,938,211,564

Nonconvertible Preferred Stocks - 4.0%
Brazil - 2.9%
Ambev SA sponsored ADR	151,738	657,026
Banco Bradesco SA:
(PN)	2,711,350	24,989,737
(PN) sponsored ADR	207,205	1,900,070
Braskem SA (PN-A)	150,000	2,101,975
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	169,700	1,212,957
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	138,500	2,911,049
Companhia Energetica de Minas Gerais (CEMIG) (PN)	774,129	2,294,409
Gerdau SA	901,000	3,936,655
Itau Unibanco Holding SA	2,622,714	34,708,764
Itau Unibanco Holding SA sponsored ADR	185,515	2,443,233
Itausa-Investimentos Itau SA (PN)	3,845,612	11,614,854
Lojas Americanas SA (PN)	648,632	3,276,711
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	3,463,400	25,704,449
sponsored ADR (b)	109,322	1,776,483
Telefonica Brasil SA	390,525	4,535,400

TOTAL BRAZIL		124,063,772

Chile - 0.1%
Embotelladora Andina SA Class B	231,021	813,215
Sociedad Quimica y Minera de Chile SA (PN-B)	104,704	4,528,115

TOTAL CHILE		5,341,330

Colombia - 0.2%
Bancolombia SA (PN)	363,763	3,400,916
Grupo Aval Acciones y Valores SA	3,202,759	1,124,122
Grupo de Inversiones Suramerica SA	107,731	983,782

TOTAL COLOMBIA		5,508,820

Korea (South) - 0.7%
AMOREPACIFIC Corp.	7,201	568,002
Hyundai Motor Co.	23,333	1,361,944
Hyundai Motor Co. Series 2	30,959	1,921,032
LG Chemical Ltd.	6,297	1,101,009
LG Household & Health Care Ltd.	1,867	1,197,760
Samsung Electronics Co. Ltd.	739,749	23,177,938

TOTAL KOREA (SOUTH)		29,327,685

Russia - 0.1%
AK Transneft OAO	379	983,261
Surgutneftegas OJSC	6,307,822	3,651,664

TOTAL RUSSIA		4,634,925

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $134,896,188)		168,876,532
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (e)
(Cost $12,953,317)	13,000,000	12,949,495
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 2.23% (f)	116,088,308	116,111,525
Fidelity Securities Lending Cash Central Fund 2.23% (f)(g)	42,353,503	42,357,738
TOTAL MONEY MARKET FUNDS
(Cost $158,469,263)		158,469,263
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $4,210,982,700)		4,278,506,854
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(20,812,865)
NET ASSETS - 100%		$4,257,693,989

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,066	Dec. 2018	$146,662,110	$(5,594,457)	$(5,594,457)

The notional amount of futures purchased as a percentage of Net Assets is 3.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,517,700 or 0.8% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,882,258.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,518,791
Fidelity Securities Lending Cash Central Fund	516,020
Total	$2,034,811

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$544,168,944	$290,185,912	$253,983,032	$--
Consumer Discretionary	429,921,826	422,702,931	7,045,518	173,377
Consumer Staples	266,296,665	266,235,020	--	61,645
Energy	354,894,451	296,875,425	58,019,026	--
Financials	1,009,446,349	816,523,165	192,923,184	--
Health Care	118,164,292	115,167,573	2,848,721	147,998
Industrials	220,612,654	218,280,500	2,332,154	--
Information Technology	624,272,168	414,454,525	209,817,643	--
Materials	319,921,970	286,858,922	33,063,048	--
Real Estate	114,535,338	114,535,338	--	--
Utilities	104,853,439	99,526,418	5,327,021	--
Government Obligations	12,949,495	--	12,949,495	--
Money Market Funds	158,469,263	158,469,263	--	--
Total Investments in Securities:	$4,278,506,854	$3,499,814,992	$778,308,842	$383,020
Derivative Instruments:
Liabilities
Futures Contracts	$(5,594,457)	$(5,594,457)	$--	$--
Total Liabilities	$(5,594,457)	$(5,594,457)	$--	$--
Total Derivative Instruments:	$(5,594,457)	$(5,594,457)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$118,233,790
Level 2 to Level 1	$9,724,650

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(5,594,457)
Total Equity Risk	0	(5,594,457)
Total Value of Derivatives	$0	$(5,594,457)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $41,470,231) — See accompanying schedule: Unaffiliated issuers (cost $4,052,513,437)	$4,120,037,591
Fidelity Central Funds (cost $158,469,263)	158,469,263
Total Investment in Securities (cost $4,210,982,700)		$4,278,506,854
Cash		70,410
Foreign currency held at value (cost $12,375,316)		12,291,146
Receivable for investments sold		449
Receivable for fund shares sold		6,615,039
Dividends receivable		4,464,691
Distributions receivable from Fidelity Central Funds		222,315
Receivable for daily variation margin on futures contracts		1,650,806
Receivable from investment adviser for expense reductions		303,230
Other receivables		9,782
Total assets		4,304,134,722
Liabilities
Payable for investments purchased	$1,365
Payable for fund shares redeemed	2,840,012
Accrued management fee	323,888
Other affiliated payables	269,907
Other payables and accrued expenses	636,209
Collateral on securities loaned	42,369,352
Total liabilities		46,440,733
Net Assets		$4,257,693,989
Net Assets consist of:
Paid in capital		$4,149,649,651
Total distributable earnings (loss)		108,044,338
Net Assets, for 337,418,632 shares outstanding		$4,257,693,989
Net Asset Value, offering price and redemption price per share ($4,257,693,989 ÷ 337,418,632 shares)		$12.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$108,036,506
Interest		137,718
Income from Fidelity Central Funds		2,034,811
Income before foreign taxes withheld		110,209,035
Less foreign taxes withheld		(11,971,972)
Total income		98,237,063
Expenses
Management fee	$3,446,385
Transfer agent fees	2,871,987
Independent trustees' fees and expenses	16,040
Interest	748
Commitment fees	10,008
Total expenses before reductions	6,345,168
Expense reductions	(3,275,045)
Total expenses after reductions		3,070,123
Net investment income (loss)		95,166,940
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $10,068)	(33,812,605)
Fidelity Central Funds	(6,897)
Foreign currency transactions	(1,832,637)
Futures contracts	13,461,802
Total net realized gain (loss)		(22,190,337)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $4,500,909)	(638,904,742)
Fidelity Central Funds	3,394
Assets and liabilities in foreign currencies	(162,978)
Futures contracts	(6,901,934)
Total change in net unrealized appreciation (depreciation)		(645,966,260)
Net gain (loss)		(668,156,597)
Net increase (decrease) in net assets resulting from operations		$(572,989,657)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$95,166,940	$60,343,042
Net realized gain (loss)	(22,190,337)	13,280,507
Change in net unrealized appreciation (depreciation)	(645,966,260)	567,282,471
Net increase (decrease) in net assets resulting from operations	(572,989,657)	640,906,020
Distributions to shareholders	(82,362,292)	–
Distributions to shareholders from net investment income	–	(21,738,060)
Distributions to shareholders from net realized gain	–	(13,912,294)
Total distributions	(82,362,292)	(35,650,354)
Share transactions
Proceeds from sales of shares	2,215,008,539	1,686,887,038
Reinvestment of distributions	65,006,032	31,640,372
Cost of shares redeemed	(576,697,558)	(575,440,489)
Net increase (decrease) in net assets resulting from share transactions	1,703,317,013	1,143,086,921
Total increase (decrease) in net assets	1,047,965,064	1,748,342,587
Net Assets
Beginning of period	3,209,728,925	1,461,386,338
End of period	$4,257,693,989	$3,209,728,925
Other Information
Undistributed net investment income end of period		$51,456,042
Shares
Sold	155,713,369	137,839,100
Issued in reinvestment of distributions	4,495,578	2,853,058
Redeemed	(39,711,303)	(46,213,230)
Net increase (decrease)	120,497,644	94,478,928

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Emerging Markets Index Fund

Years ended October 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.80	$11.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.36	.31	.25
Net realized and unrealized gain (loss)	(2.18)	2.76	1.69
Total from investment operations	(1.82)	3.07	1.94
Distributions from net investment income	(.27)	(.13)	–
Distributions from net realized gain	(.09)	(.08)	–
Total distributions	(.36)	(.21)	–
Net asset value, end of period	$12.62	$14.80	$11.94
Total ReturnC,D	(12.61)%	26.24%	19.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.17%	.17%	.33%G
Expenses net of fee waivers, if any	.08%	.09%	.11%G
Expenses net of all reductions	.08%	.09%	.11%G
Net investment income (loss)	2.48%	2.36%	2.67%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,257,694	$3,209,729	$1,461,386
Portfolio turnover rateH	3%	2%	16%G

 A For the period January 5, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity SAI Emerging Markets Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, certain deemed distributions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$547,630,419
Gross unrealized depreciation	(493,552,185)
Net unrealized appreciation (depreciation)	$54,078,234
Tax Cost	$4,224,428,620

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$78,393,691
Capital loss carryforward	$(23,617,044)
Net unrealized appreciation (depreciation) on securities and other investments	$53,903,895

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(7,976,832)
Long-term	(15,640,212)
Total no expiration	$(23,617,044)
Total capital loss carryforward	$(23,617,044)

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$70,236,741	$ 29,042,015
Long-term Capital Gains	12,125,551	6,608,339
Total	$82,362,292	$ 35,650,354

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,777,577,431 and $123,602,091, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .09% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .165% of the Fund's average net assets, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$4,190,750	1.61%	$748

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,008 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $516,020.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .08% of average net assets. This reimbursement will remain in place through February 29, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,253,171.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $21,874.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Emerging Markets Index Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Emerging Markets Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 14, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 260 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	.08%	$1,000.00	$838.50	$.37
Hypothetical-C		$1,000.00	$1,024.80	$.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity SAI Emerging Markets Index Fund voted to pay on December 17, 2018, to shareholders of record at the opening of business on December 14, 2018, a dividend of $0.322 per share from net investment income.

The fund designates 55% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.2976 and $0.0337 for the dividend paid December 18, 2017.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Emerging Markets Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI Emerging Markets Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.20% to 0.09%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire period.

At its July 2018 meeting, the Board approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2018) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2017.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.165%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.08% through December 31, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Total International Index Fund Investor Class and Premium Class Annual Report October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Life of fundA
Investor Class	(8.53)%	5.50%
Premium Class	(8.54)%	5.54%

 A From June 7, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Total International Index Fund - Investor Class on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Investable Market Index performed over the same period.

Period Ending Values
$11,370	Fidelity® Total International Index Fund - Investor Class
$11,520	MSCI ACWI (All Country World Index) ex USA Investable Market Index

Management's Discussion of Fund Performance

Market Recap:  International equities returned -8.08% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. A modestly positive first half of the period gave way to a confluence of overwhelmingly negative factors – including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -11% second-half return. The index lost 8% in October alone, its largest monthly drop in more than six years. Among sectors, new-media-infused communications services (-15%) was hit the hardest, while economically sensitive consumer discretionary (-13%), information technology (-12%), financials (-10%), industrials (-9%) and materials (-7%) stocks also fared poorly. Even the more defensive real estate (-9%), utilities (-6%) and consumer staples (-5%) sectors weren’t spared this period. Conversely, elevated crude-oil prices fueled a positive return for energy (+7%), the top-performing sector, followed by the relatively stable-growing health care segment (+2%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth also pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund's share classes returned about 8.4% to 8.5% (excluding sales charges, if applicable), compared with a return of -8.28% for the benchmark MSCI ACWI (All Country World Index) ex USA Investible Market Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Shares of Chinese internet company Tencent (-24%), which struggled due to questions about future growth and regulatory concerns, hurt the fund return the most on an absolute basis. Tencent's decline also weighed on South African media company Naspers (-28%), which owns a large Tencent stake. Elsewhere, Korean electronics giant Samsung (-23%) detracted amid disappointing smartphone sales for part of the 12 months, as well as concerns about pricing trends for semiconductors. In contrast, Japanese electronics giant Sony (+41%), contributed more than any other holding, driven by strong financial results. Brazilian mining company Vale (+62%) also added value; this company benefited from better commodity pricing coupled with the firm's success at cutting costs. Also worth noting was U.K.-based energy giant BP (+13%), which gained amid stronger prices for crude oil for much of the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.1
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.8
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	0.7
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.7
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.6
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.6
7.6

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	19.2
Industrials	11.8
Consumer Discretionary	9.9
Consumer Staples	8.6
Health Care	7.8
Information Technology	7.8
Materials	7.5
Energy	6.6
Communication Services	6.2
Real Estate	3.8

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
Japan	16.3%
United Kingdom	10.4%
United States of America*	8.2%
Canada	6.2%
France	5.8%
Germany	5.4%
Switzerland	5.1%
Australia	4.3%
Cayman Islands	3.4%
Other	34.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks and Equity Futures	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.1

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value
Australia - 4.3%
360 Capital Industrial Fund	999	$1,960
Abacus Property Group unit	2,727	6,334
Accent Group Ltd.	32,302	28,479
Adelaide Brighton Ltd.	18,053	72,487
Afterpay Touch Group Ltd. (a)	7,665	67,795
AGL Energy Ltd.	33,541	427,537
ALS Ltd.	25,714	148,588
Altium Ltd.	5,371	83,182
Alumina Ltd.	143,028	258,277
Amcor Ltd.	58,798	553,783
AMP Ltd.	143,306	250,661
Ansell Ltd.	5,788	95,010
APA Group unit	64,054	435,454
APN News & Media Ltd.	14,469	19,826
APN Outdoor Group Ltd.	16,583	75,157
Appen Ltd.	6,617	49,857
ARB Corp. Ltd.	7,576	92,867
Ardent Leisure Group unit	13,116	14,861
Aristocrat Leisure Ltd.	29,287	549,599
Asaleo Care Ltd.	2,008	995
ASX Ltd.	10,509	440,340
Atlas Arteria Ltd. unit	39,232	189,752
Aurizon Holdings Ltd.	105,463	313,671
Austal Ltd.	24,631	31,222
Australia & New Zealand Banking Group Ltd.	149,103	2,737,878
Australian Agricultural Co. Ltd. (a)	4,710	4,403
Australian Pharmaceutical Industries Ltd.	31,076	33,670
Automotive Holdings Group Ltd.	2,148	2,746
Babcock & Brown Wind Partners (a)	22,022	7,641
Bank of Queensland Ltd.	20,228	138,231
Bapcor Ltd.	5,659	27,371
Beach Energy Ltd.	110,200	137,347
Bega Cheese Ltd.	7,332	30,997
Bellamy's Australia Ltd. (a)	3,737	19,133
Bendigo & Adelaide Bank Ltd.	22,123	160,267
BHP Billiton Ltd.	164,789	3,802,284
Bingo Industries Ltd.	33,961	57,478
Blackmores Ltd.	655	56,296
BlueScope Steel Ltd.	30,671	312,112
Boral Ltd.	65,610	260,650
Brambles Ltd.	79,984	601,524
Breville Group Ltd.	3,281	28,555
Brickworks Ltd.	3,884	46,345
BT Investment Management Ltd.	21,895	126,055
BWP Trust	13,548	33,195
Caltex Australia Ltd.	12,533	250,814
Carsales.com Ltd.	13,044	112,693
Challenger Ltd.	29,708	215,847
Charter Hall Group unit	16,947	82,807
Charter Hall Long Wale REIT unit	5,867	17,117
Charter Hall Retail REIT	4,482	13,489
Cimic Group Ltd.	5,148	172,398
Coca-Cola Amatil Ltd.	26,226	184,048
Cochlear Ltd.	2,880	362,169
Commonwealth Bank of Australia	90,380	4,430,900
Computershare Ltd.	24,953	349,345
Corporate Travel Management Ltd.	2,449	34,772
Costa Group Holdings Ltd.	19,396	83,785
Credit Corp. Group Ltd.	3,751	50,602
Cromwell Property Group unit	78,299	57,111
Crown Ltd.	17,418	154,305
CSL Ltd.	23,795	3,167,881
CSR Ltd.	34,399	85,990
DEXUS Property Group unit	47,871	345,778
Domain Holdings Australia Ltd.	4,825	8,474
Dominos Pizza Enterprises Ltd.	3,934	150,464
Downer EDI Ltd.	30,890	151,373
DuluxGroup Ltd.	37,119	194,515
Eclipx Group Ltd.	20,670	35,423
Estia Health Ltd.	5,345	7,722
Evolution Mining Ltd.	57,818	122,013
FKP Property Group unit	11,567	15,113
Flexigroup Ltd.	24,844	27,006
Flight Centre Travel Group Ltd.	2,726	89,571
Folkestone Education Trust	967	1,952
Fortescue Metals Group Ltd.	97,225	275,400
G8 Education Ltd.	16,225	23,554
Galaxy Resources Ltd. (a)	17,639	27,355
Gateway Lifestyle Holdings Pty Ltd. unit	66	105
GDI Property Group unit	5,098	4,657
Genworth Mortgage Insurance Ltd.	21,812	34,754
Goodman Group unit	81,798	601,264
GrainCorp Ltd.	13,794	80,490
Greencross Ltd.	451	1,447
Growthpoint Properties Australia Ltd.	1,348	3,465
GUD Holdings Ltd.	1,514	13,230
GWA Group Ltd.	15,587	30,354
Hansen Technologies Ltd.	12,222	29,946
Harvey Norman Holdings Ltd. (b)	35,366	79,892
Healthscope Ltd.	87,675	131,004
IDP Education Ltd.	4,639	30,256
Iluka Resources Ltd.	23,622	134,827
Incitec Pivot Ltd.	100,239	276,839
Independence Group NL	28,450	81,393
Inghams Group Ltd.	8,510	23,503
Insurance Australia Group Ltd.	121,239	586,392
Investa Office Fund unit	33,490	131,623
Invocare Ltd.	6,597	56,667
IOOF Holdings Ltd.	25,283	121,927
IPH Ltd.	12,190	46,615
Iress Ltd.	12,570	96,581
Japara Healthcare Ltd.	589	469
JB Hi-Fi Ltd.	7,750	126,228
John Fairfax Holdings Ltd.	133,759	60,622
Karoon Gas Australia Ltd. (a)	1,197	903
Lendlease Group unit	33,434	416,703
Link Administration Holdings Ltd.	30,730	163,211
Lynas Corp. Ltd. (a)	24,884	36,653
Macquarie Group Ltd.	16,408	1,361,785
Magellan Financial Group Ltd.	5,722	107,946
Mayne Pharma Group Ltd. (a)	85,853	68,092
McMillan Shakespeare Ltd.	3,134	36,619
Medibank Private Ltd.	166,890	329,731
Mesoblast Ltd. (a)	3,999	5,635
Metcash Ltd.	47,236	91,988
Mineral Resources Ltd.	7,162	72,273
Mirvac Group unit	179,431	275,729
Monadelphous Group Ltd.	7,750	78,975
Myer Holdings Ltd.	14,173	4,567
MYOB Group Ltd.	32,308	77,102
Nanosonics Ltd. (a)	18,193	38,650
National Australia Bank Ltd.	137,059	2,454,661
National Storage (REIT) unit	78,561	94,854
Navitas Ltd.	20,533	73,720
Newcrest Mining Ltd.	41,769	609,617
NEXTDC Ltd. (a)	20,114	83,611
NIB Holdings Ltd.	34,573	135,635
Nine Entertainment Co. Holdings Ltd.	35,938	43,010
Northern Star Resources Ltd.	28,206	175,372
Nufarm Ltd.	21,923	88,491
oOh!media Ltd.	31,698	106,174
Orica Ltd.	22,569	274,255
Origin Energy Ltd. (a)	97,344	502,530
Orocobre Ltd. (a)(b)	9,603	22,645
Orora Ltd.	69,837	166,169
OZ Minerals Ltd.	25,728	164,520
Pact Group Holdings Ltd. (c)	17,118	42,306
Perpetual Trustees Australia Ltd.	3,769	92,481
Pilbara Minerals Ltd. (a)(b)	50,212	27,913
Platinum Asset Management Ltd.	6,911	23,981
Premier Investments Ltd.	11,629	135,220
Primary Health Care Ltd.	35,390	66,413
QBE Insurance Group Ltd.	67,590	541,819
Qube Holdings Ltd.	74,713	129,625
Quintis Ltd. (a)(d)	790	0
Ramsay Health Care Ltd.	7,511	299,029
realestate.com.au Ltd.	2,889	146,523
Regis Healthcare Ltd.	290	493
Regis Resources Ltd.	43,325	129,472
Reliance Worldwide Corp. Ltd.	31,595	112,094
Resolute Mng Ltd.	38,705	28,505
Rio Tinto Ltd.	20,916	1,131,611
Sandfire Resources NL	7,992	37,636
Santos Ltd.	91,992	432,557
Saracen Mineral Holdings Ltd. (a)	53,513	92,843
Scentre Group unit	256,704	723,504
SEEK Ltd.	20,174	255,152
Select Harvests Ltd.	5,638	20,602
Seven Group Holdings Ltd.	6,774	85,147
Shopping Centres Australasia Property Group unit	15,213	27,687
Sigma Healthcare Ltd.	31,213	11,494
Sims Metal Management Ltd.	9,684	77,355
Smartgroup Corp. Ltd.	2,759	19,479
Sonic Healthcare Ltd.	24,301	388,057
South32 Ltd.	265,237	679,936
Southern Cross Media Group Ltd.	34,197	27,607
SP AusNet	159,435	193,066
Spark Infrastructure Group unit	90,564	147,506
SpeedCast International Ltd.	9,792	24,963
St Barbara Ltd.	27,858	82,067
Steadfast Group Ltd.	74,037	155,715
Stockland Corp. Ltd. unit	123,218	314,997
Suncorp Group Ltd.	69,593	690,445
Super Retail Group Ltd.	6,031	30,836
Sydney Airport unit	55,633	253,714
Syrah Resources Ltd. (a)	14,130	16,010
Tabcorp Holdings Ltd.	94,909	310,509
Tassal Group Ltd.	1,241	3,630
Technology One Ltd.	15,556	59,927
Telstra Corp. Ltd.	212,953	464,472
The GPT Group unit	91,291	333,582
The Star Entertainment Group Ltd.	36,093	121,151
TPG Telecom Ltd.	20,251	102,823
Transpacific Industries Group Ltd.	87,115	111,043
Transurban Group unit	129,056	1,036,374
Treasury Wine Estates Ltd.	37,341	399,819
Vicinity Centres unit	152,071	285,376
Village Roadshow Ltd. (a)	338	543
Virtus Health Ltd.	1,474	5,250
Viva Energy REIT unit	6,394	9,871
Vocus Group Ltd. (a)	29,228	70,993
Washington H. Soul Pattinson & Co. Ltd.	8,475	173,325
Webjet Ltd.	6,126	56,613
Wesfarmers Ltd.	56,721	1,872,584
West Australian Newspapers Holdings Ltd.	77,891	43,024
Western Areas NL	25,883	41,240
Westgold Resources Ltd. (a)	33,822	26,346
Westpac Banking Corp.	175,843	3,340,266
Whitehaven Coal Ltd.	40,578	139,366
WiseTech Global Ltd.	5,153	58,568
Woodside Petroleum Ltd.	48,612	1,199,697
Woolworths Group Ltd.	64,872	1,306,049
WorleyParsons Ltd.	15,037	155,361

TOTAL AUSTRALIA		54,503,696

Austria - 0.2%
ams AG	4,475	174,086
Andritz AG	4,296	222,662
Austria Technologie & Systemtechnik AG	1,807	42,878
BAWAG Group AG	1,910	82,511
CA Immobilien Anlagen AG	3,151	102,572
DO & CO Restaurants & Catering AG	329	29,886
Erste Group Bank AG	14,946	609,429
EVN AG	1,673	29,258
IMMOFINANZ Immobilien Anlagen AG	4,500	107,341
Lenzing AG	763	69,267
Oesterreichische Post AG	1,485	60,350
OMV AG	7,577	421,638
PORR AG	109	2,951
Raiffeisen International Bank-Holding AG	8,747	238,766
S IMMO AG	1,268	21,687
S&T AG	2,046	50,936
Schoeller-Bleckmann Oilfield Equipment AG	436	39,112
Telekom Austria AG	16,425	122,041
UNIQA Insurance Group AG	7,655	71,531
Vienna Insurance Group AG	2,697	71,787
Voestalpine AG	7,082	251,793
Wienerberger AG	7,792	179,336
Zumtobel AG (a)	292	2,652

TOTAL AUSTRIA		3,004,470

Bailiwick of Guernsey - 0.0%
Burford Capital Ltd.	9,558	202,558
Schroder (REIT) Ltd.	2,240	1,675
Standard Life Investment Property Income Trust Ltd.	929	1,081
Stobart Group Ltd.	18,958	51,372

TOTAL BAILIWICK OF GUERNSEY		256,686

Bailiwick of Jersey - 0.7%
Boohoo.Com PLC (a)	44,315	120,594
Centamin PLC	69,901	88,901
Experian PLC	46,580	1,071,303
Ferguson PLC	11,783	795,674
Glencore Xstrata PLC	600,384	2,446,889
IWG PLC	35,684	104,906
Petrofac Ltd.	15,286	112,972
Randgold Resources Ltd.	4,890	384,617
Sanne Group PLC	11,441	81,894
Shire PLC	47,829	2,886,525
WPP PLC	66,973	757,849

TOTAL BAILIWICK OF JERSEY		8,852,124

Belgium - 0.7%
Ackermans & Van Haaren SA	1,294	203,872
Aedifica SA	1,912	160,040
Aedifica SA rights (a)(e)	1,912	5,414
Ageas	10,273	514,415
Agfa-Gevaert NV (a)	13,944	62,290
Anheuser-Busch InBev SA NV	39,253	2,903,205
Barco NV	298	33,955
Befimmo SCA Sicafi	370	20,304
Bekaert SA	2,466	53,237
Bpost SA	5,749	87,321
Cofinimmo SA	2,104	251,893
Colruyt NV	3,012	175,080
Compagnie D'entreprises CFE SA	465	49,350
D'ieteren SA	2,258	89,360
Econocom Group SA (b)	8,036	25,158
Elia System Operator SA/NV	1,311	81,967
Euronav NV	7,121	66,340
EVS Broadcast Equipment SA	346	7,697
Fagron NV	2,217	36,109
Galapagos Genomics NV (a)	2,196	225,613
Gimv NV	291	15,541
Groupe Bruxelles Lambert SA	4,302	400,435
Ion Beam Applications SA (a)	586	10,321
KBC Ancora	1,298	60,042
KBC Groep NV	13,369	922,172
Kinepolis Group NV	846	45,468
Melexis NV	695	45,736
Nyrstar NV (a)(b)	3,127	5,646
Ontex Group NV	3,196	61,322
Orange Belgium	576	10,347
Proximus	6,691	170,897
Sofina SA	1,353	258,988
Solvay SA Class A	3,963	451,787
Telenet Group Holding NV	2,889	140,313
Tessenderlo Group (a)	1,881	66,259
UCB SA	7,175	602,843
Umicore SA	11,586	545,781
Van de Velde	142	3,546
Warehouses de Pauw	869	112,798

TOTAL BELGIUM		8,982,862

Bermuda - 0.5%
AGTech Holdings Ltd. (a)	40,000	2,066
Alibaba Health Information Technology Ltd. (a)	176,000	142,291
Alibaba Pictures Group Ltd. (a)	940,000	129,458
Beijing Enterprises Water Group Ltd.	290,000	147,553
BEP International Holdings Ltd. (a)	110,000	589
Borr Drilling Ltd. (a)(b)	19,796	77,025
Brightoil Petroleum Holdings Ltd. (a)(d)	26,000	4,973
Brilliance China Automotive Holdings Ltd.	166,000	144,791
BW LPG Ltd. (a)(c)	821	3,885
BW Offshore Ltd. (a)	3,569	22,905
C C Land Holdings Ltd.	30,000	7,116
C.banner International Holdings Ltd. (a)	19,000	1,308
Cafe de Coral Holdings Ltd.	6,000	13,007
Carnival Group International Holdings Ltd. (a)	125,000	2,263
Cheung Kong Infrastructure Holdings Ltd.	45,500	332,462
China Foods Ltd.	6,000	2,808
China Gas Holdings Ltd.	108,000	341,548
China Oil & Gas Group Ltd.	360,000	24,790
China Resource Gas Group Ltd.	44,000	168,325
China Trustful Group Ltd. (a)	4,000	990
China Water Affairs Group Ltd.	40,000	36,062
China Youzan Ltd. (a)	216,000	15,149
Chow Sang Sang Holdings International Ltd.	2,000	3,239
CITIC Resources Holdings Ltd.	16,000	1,306
CMBC Capital Holdings Ltd.(a)	600,000	21,423
Cosco Shipping Ports Ltd.	65,789	67,115
Credicorp Ltd. (United States)	3,698	834,676
Dairy Farm International Holdings Ltd.	20,309	183,390
Digital China Holdings Ltd. (H Shares) (a)	21,261	10,194
Digital Domain Holdings Ltd. (a)	470,000	6,413
Emperor International Holding Ltd.	54,000	13,221
Esprit Holdings Ltd. (a)	52,400	11,894
FDG Electric Vehicles Ltd. (a)	505,000	4,959
Frontline Ltd. (a)	7,218	52,274
GCL New Energy Holdings Ltd. (a)	476,000	15,782
Giordano International Ltd.	56,000	24,851
Global Brands Group Holding Ltd. (a)	142,000	7,877
Golden Ocean Group Ltd.	5,388	40,427
GOME Electrical Appliances Holdings Ltd. (a)	373,000	37,100
Great Eagle Holdings Ltd.	6,158	28,112
Gulf Keystone Petroleum Ltd. (a)	20,209	57,474
GZI Transport Ltd.	72,000	57,751
Haier Electronics Group Co. Ltd.	58,000	121,148
HengTen Networks Group Ltd. (a)	892,000	31,849
Hiscox Ltd.	16,191	336,920
Hoegh LNG Holdings Ltd.	550	2,561
Hongkong Land Holdings Ltd.	58,848	348,380
Huabao International Holdings Ltd.	41,000	19,083
Huanxi Media Group Ltd. (a)	10,000	2,040
Jardine Matheson Holdings Ltd.	10,907	629,443
Jardine Strategic Holdings Ltd.	10,880	364,480
Johnson Electric Holdings Ltd.	31,000	69,416
K Wah International Holdings Ltd.	76,902	34,715
Kerry Logistics Network Ltd.	42,500	67,311
Kerry Properties Ltd.	43,500	136,736
Kunlun Energy Co. Ltd.	156,000	177,048
Lancashire Holdings Ltd.	7,267	54,943
Landing International Development Ltd. (a)	54,000	11,224
Li & Fung Ltd.	308,000	60,878
Luk Fook Holdings International Ltd.	17,000	56,038
Luye Pharma Group Ltd.	78,500	60,562
Man Wah Holdings Ltd.	80,800	37,196
Neo-China Group (Holdings) Ltd.	8,000	1,194
Nine Dragons Paper (Holdings) Ltd.	70,000	66,769
NWS Holdings Ltd.	119,367	236,239
Pacific Basin Shipping Ltd.	130,000	28,348
Panda Green Energy Group Ltd. (a)	56,000	2,107
PAX Global Technology Ltd.	14,000	6,891
Petra Diamonds Ltd. (a)	43,437	21,731
Pou Sheng International (Holdings) Ltd.	181,000	34,391
Road King Infrastructure Ltd.	20,000	30,860
Shangri-La Asia Ltd.	58,000	79,138
Shenzhen International Holdings Ltd.	65,871	125,997
Sihuan Pharmaceutical Holdings Group Ltd.	119,000	24,128
Silverlake Axis Ltd. Class A	81,300	25,238
Sinopec Kantons Holdings Ltd.	50,000	20,339
Skyfame Realty Holdings Ltd.	150,000	25,823
Skyworth Digital Holdings Ltd.	72,098	16,641
SmarTone Telecommunications Holdings Ltd.	2,643	3,667
SMI Corp. Ltd. (a)(d)	7,200	2,148
Stolt-Nielsen SA	172	2,314
Tai Fook Securities Group Ltd.	83,978	27,415
Texwinca Holdings Ltd.	6,000	2,035
Town Health International Holdings Co. Ltd. (a)(d)	114,000	10,031
Vtech Holdings Ltd.	16,500	193,574
Yue Yuen Industrial (Holdings) Ltd.	43,000	117,617

TOTAL BERMUDA		6,827,448

Brazil - 1.1%
AES Tiete Energia SA unit	1,912	5,292
Aliansce Shopping Centers SA	600	2,825
Alupar Investimento SA unit	38,900	182,924
Ambev SA	249,763	1,096,635
Arezzo Industria e Comercio SA	1,400	17,832
Atacadao Distribuicao Comercio e Industria Ltda	19,200	78,626
B2W Companhia Global do Varejo (a)	8,704	80,690
Banco Bradesco SA	49,581	403,016
Banco do Brasil SA	43,900	504,293
Banco Santander SA (Brasil) unit	17,800	201,843
BB Seguridade Participacoes SA	39,100	278,213
BM&F BOVESPA SA	110,578	788,591
BR Malls Participacoes SA	77,105	263,129
Brasil Foods SA (a)	27,600	162,418
CCR SA	65,784	193,914
Centrais Eletricas Brasileiras SA (Electrobras) (a)	10,400	65,672
Cia. Hering SA	3,800	23,128
Cielo SA	60,860	215,868
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	17,900	134,436
Companhia de Saneamento de Minas Gerais	4,900	67,545
Companhia Siderurgica Nacional SA (CSN)	29,387	75,570
Cosan SA Industria e Comercio	8,700	75,393
CVC Brasil Operadora e Agencia de Viagens SA	8,400	127,755
Cyrela Brazil Realty SA	7,700	30,208
Drogasil SA	12,700	214,380
Duratex SA	8,400	25,935
Ecorodovias Infraestrutura e Logistica SA	3,000	7,618
EDP Energias do Brasil SA	11,600	43,638
Embraer SA	34,588	194,526
ENGIE Brasil Energia SA	5,745	61,441
Equatorial Energia SA	10,100	184,522
Estacio Participacoes SA	11,600	72,097
Fibria Celulose SA	13,500	260,641
Fleury SA	9,500	53,225
Hypermarcas SA	16,800	134,436
Iguatemi Empresa de Shopping Centers SA	1,300	13,575
Iochpe-Maxion SA	3,830	19,945
IRB Brasil Resseguros SA	8,800	171,342
JBS SA	59,000	162,502
Klabin SA unit	37,400	187,628
Kroton Educacional SA	79,054	242,589
Light SA	3,100	13,886
Linx SA	10,800	74,409
Localiza Rent A Car SA	33,370	257,796
Lojas Renner SA	37,277	376,626
M. Dias Branco SA	5,857	69,988
Magazine Luiza SA	4,000	181,432
Marfrig Global Foods SA (a)	4,500	7,751
Minerva SA (a)	600	885
Minerva SA rights 11/14/18 (a)	444	11
MRV Engenharia e Participacoes SA	8,200	27,851
Multiplan Empreendimentos Imobiliarios SA	10,596	65,487
Multiplus SA	700	4,748
Natura Cosmeticos SA	11,100	97,205
Odontoprev SA	13,800	49,022
Petrobras Distribuidora SA	24,500	157,869
Petroleo Brasileiro SA - Petrobras (ON)	171,000	1,393,180
Porto Seguro SA	7,400	108,132
Qualicorp SA	7,500	29,021
Rumo SA (a)	57,900	259,045
Sao Martinho SA	21,300	111,036
Smiles Fidelidade SA	1,900	19,018
Sul America SA unit	11,735	78,202
Suzano Papel e Celulose SA	22,500	228,839
Terna Participacoes SA unit	20,300	121,424
TIM Participacoes SA	45,280	141,017
Totvs SA	9,200	62,050
Ultrapar Participacoes SA	18,700	222,350
Vale SA	164,674	2,509,381
Valid Solucoes SA	660	2,703
Via Varejo SA unit	6,100	27,652
Weg SA	43,540	210,593

TOTAL BRAZIL		14,034,465

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	62,000	27,745
Canada - 6.2%
Advantage Oil & Gas Ltd. (a)	9,749	21,846
Aecon Group, Inc.	4,244	61,027
AG Growth International, Inc.	175	7,812
AGF Management Ltd. Class B (non-vtg.)	1,711	7,005
Agnico Eagle Mines Ltd. (Canada)	12,049	425,598
AGT Food & Ingredients, Inc.	170	2,265
Alacer Gold Corp. (a)	4,325	7,064
Alamos Gold, Inc.	19,012	75,964
Alaris Royalty Corp.	1,959	28,631
Algonquin Power & Utilities Corp.	21,349	213,093
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	21,919	1,046,791
Allied Properties (REIT)	3,901	125,346
AltaGas Ltd.	18,680	234,839
Altius Minerals Corp.	306	2,940
Altus Group Ltd.	1,256	27,487
ARC Resources Ltd.	18,687	174,031
Aritzia LP (a)	3,263	48,011
ARROW Exploration Corp. (a)	154	82
Artis (REIT)	542	4,611
ATCO Ltd. Class I (non-vtg.)	3,638	106,063
Athabasca Oil Corp. (a)	19,008	18,482
ATS Automation Tooling System, Inc. (a)	9,107	133,930
AutoCanada, Inc.	246	1,867
B2Gold Corp. (a)	44,296	109,356
Badger Daylighting Ltd.	901	18,205
Bank of Montreal	31,356	2,344,465
Bank of Nova Scotia	60,136	3,227,322
Barrick Gold Corp.	64,345	805,993
Bausch Health Cos., Inc. (Canada) (a)	17,179	393,056
Baytex Energy Corp. (a)	27,826	56,859
BCE, Inc.	6,147	237,905
Birchcliff Energy Ltd.	13,061	41,174
BlackBerry Ltd. (a)	25,302	233,521
Boardwalk (REIT)	579	21,556
Bombardier, Inc. Class B (sub. vtg.) (a)	100,060	242,464
Bonavista Energy Corp.	5,185	4,923
Bonterra Energy Corp.	213	2,396
Boralex, Inc. Class A	3,344	43,183
Brookfield Asset Management, Inc. Class A	43,269	1,765,666
BRP, Inc.	2,924	117,631
CAE, Inc.	12,968	228,734
Cameco Corp.	26,095	279,494
Canaccord Capital, Inc.	4,468	23,418
Canacol Energy Ltd. (a)	1,213	3,400
Canada Goose Holdings, Inc. (a)	2,145	117,120
Canadian Apartment Properties (REIT) unit	5,366	190,803
Canadian Energy Services & Technology Corp.	8,231	21,821
Canadian Imperial Bank of Commerce	21,347	1,843,387
Canadian National Railway Co.	37,784	3,230,059
Canadian Natural Resources Ltd.	65,767	1,804,477
Canadian Pacific Railway Ltd.	7,391	1,515,704
Canadian Tire Ltd. Class A (non-vtg.)	3,650	410,734
Canadian Utilities Ltd. Class A (non-vtg.)	4,983	118,211
Canadian Western Bank, Edmonton	8,335	193,868
Canfor Corp.	2,588	37,175
Canfor Pulp Products, Inc.	673	11,257
Capital Power Corp.	3,929	81,538
Cardinal Energy Ltd.	630	1,862
Cascades, Inc.	4,191	32,600
CCL Industries, Inc. Class B	7,166	301,457
Celestica, Inc. (sub. vtg.) (a)	5,518	57,257
Cenovus Energy, Inc. (Canada)	53,285	450,906
Centerra Gold, Inc. (a)	7,619	29,748
CGI Group, Inc. Class A (sub. vtg.) (a)	12,787	789,687
China Gold International Resources Corp. Ltd. (a)	4,402	6,019
Choice Properties REIT	4,588	41,612
CI Financial Corp.	12,048	178,187
Cineplex, Inc.	2,471	68,117
Cogeco Communications, Inc.	956	46,876
Cogeco, Inc. (sub. vtg.)	155	7,276
Colliers International Group, Inc.	1,875	127,331
Cominar (REIT)	7,491	62,195
Computer Modelling Group Ltd.	610	3,651
Constellation Software, Inc.	1,071	737,086
Corby Spirit and Wine Ltd.	368	5,395
Corus Entertainment, Inc. Class B (non-vtg.)	8,530	32,139
Cott Corp.	7,684	115,688
Crescent Point Energy Corp.	37,733	178,282
Crew Energy, Inc. (a)	814	767
Crombie (REIT)	448	4,482
CT Real Estate Investment Trust	401	3,960
Descartes Systems Group, Inc. (Canada) (a)	7,562	231,378
Detour Gold Corp. (a)	10,912	80,486
Dirtt Environmental Solutions Ltd. (a)	675	3,558
Dollarama, Inc.	17,134	473,887
Dorel Industries, Inc. Class B (sub. vtg.)	1,245	20,352
Dream Global REIT	22,991	234,372
Dream Industrial (REIT)	1,039	7,719
Dream Office (REIT)	386	6,832
DREAM Unlimited Corp. (a)	489	2,693
ECN Capital Corp.	29,196	77,401
Eldorado Gold Corp. (a)	55,003	36,768
Element Financial Corp.	20,973	123,469
Emera, Inc.	4,497	138,758
Empire Co. Ltd. Class A (non-vtg.)	9,793	178,163
Enbridge Income Fund Holdings, Inc.	11,539	267,077
Enbridge, Inc.	89,161	2,778,217
Encana Corp.	51,739	528,218
Endeavour Silver Corp. (a)	544	1,095
Enerflex Ltd.	7,164	86,418
Enerplus Corp.	14,196	132,098
Enghouse Systems Ltd.	3,722	205,997
Ensign Energy Services, Inc.	10,557	41,139
Entertainment One Ltd.	24,559	128,390
Equitable Group, Inc.	333	15,304
Evertz Technologies Ltd.	415	5,110
Exco Technologies Ltd.	580	4,067
Extendicare, Inc.	834	4,663
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,471	714,800
Fiera Capital Corp.	751	7,068
Finning International, Inc.	11,285	234,367
First Capital Realty, Inc.	13,184	196,691
First Majestic Silver Corp. (a)	8,355	46,394
First National Financial Corp.	813	16,637
First Quantum Minerals Ltd.	34,571	345,067
FirstService Corp.	3,068	225,081
Fortis, Inc.	20,343	672,202
Fortuna Mines, Inc. (a)	8,792	33,393
Franco-Nevada Corp.	9,319	582,026
Freehold Royalties Ltd.	4,398	32,306
Genworth MI Canada, Inc.	1,217	39,946
George Weston Ltd.	4,020	292,389
Gibson Energy, Inc.	13,757	217,780
Gildan Activewear, Inc.	11,945	357,048
Gluskin Sheff + Associates, Inc.	432	3,682
Goldcorp, Inc.	51,297	463,308
Granite Real Estate Investment Trust	3,081	127,223
Great Canadian Gaming Corp. (a)	3,167	102,002
Great-West Lifeco, Inc.	14,749	338,461
Guyana Goldfields, Inc. (a)	10,438	14,034
H&R (REIT) unit	4,454	67,362
Havilah Mining Corp. (a)	695	172
Home Capital Group, Inc. (a)	1,485	14,721
HudBay Minerals, Inc.	11,872	46,624
Hudson's Bay Co. (b)	14,411	92,720
Husky Energy, Inc.	17,491	247,262
Hydro One Ltd. (c)	19,908	289,596
IAMGOLD Corp. (a)	21,764	74,726
IGM Financial, Inc.	5,756	141,359
Imperial Oil Ltd.	13,483	421,149
Industrial Alliance Insurance and Financial Services, Inc.	6,745	238,454
Innergex Renewable Energy, Inc.	6,435	59,684
Intact Financial Corp.	7,932	626,691
Inter Pipeline Ltd.	17,242	279,628
Interfor Corp. (a)	5,374	59,437
InterRent REIT	1,343	12,875
Intertape Polymer Group, Inc.	4,330	57,198
Ivanhoe Mines Ltd. (a)	28,271	53,258
Just Energy Group, Inc.	1,772	5,748
Kelt Exploration Ltd. (a)	23,486	108,470
Keyera Corp.	10,062	250,700
Killam Apartment (REIT)	13,461	165,342
Kinaxis, Inc. (a)	2,261	152,651
Kinder Morgan Canada Ltd. (c)	7,909	95,344
Kinross Gold Corp. (a)	79,097	205,486
Kirkland Lake Gold Ltd.	10,423	204,509
Knight Therapeutics, Inc. (a)	1,049	6,263
Labrador Iron Ore Royalty Corp.	4,024	87,422
Laurentian Bank of Canada	1,297	40,946
Linamar Corp.	2,097	86,830
Loblaw Companies Ltd.	11,234	561,849
Lucara Diamond Corp.	4,561	7,553
Lundin Mining Corp.	42,348	174,031
MAG Silver Corp. (a)	6,403	46,012
Magellan Aerospace Corp.	282	4,070
Magna International, Inc. Class A (sub. vtg.)	17,190	846,279
Major Drilling Group International, Inc. (a)	567	2,007
Manulife Financial Corp.	104,243	1,641,504
Maple Leaf Foods, Inc.	2,809	63,885
Martinrea International, Inc.	4,456	38,554
Maxar Technologies Ltd.	2,588	38,689
Medical Facilities Corp.	378	4,026
MEG Energy Corp. (a)	14,754	118,014
Methanex Corp.	3,735	241,869
Metro, Inc. Class A (sub. vtg.)	16,034	503,144
Morguard (REIT)	354	3,068
Morneau Shephell, Inc.	9,236	191,392
MTY Food Group, Inc.	4,087	210,862
Mullen Group Ltd.	2,476	25,767
National Bank of Canada	17,978	816,108
Nevsun Resources Ltd.	11,969	53,187
New Gold, Inc. (a)	29,054	23,173
NexGen Energy Ltd. (a)	8,877	18,206
Nfi Group, Inc.	2,635	88,891
Norbord, Inc.	2,053	52,352
North West Co., Inc.	777	16,939
Northland Power, Inc.	5,551	85,387
Northview Apartmemt (REIT)	252	4,845
Northwest Healthcare Properties REIT	930	7,495
Novagold Resources, Inc. (a)	7,992	32,540
Nutrien Ltd.	33,248	1,760,077
NuVista Energy Ltd. (a)	14,019	56,440
OceanaGold Corp.	30,416	87,566
Onex Corp. (sub. vtg.)	5,816	382,373
Open Text Corp.	12,540	423,318
Osisko Gold Royalties Ltd.	3,247	24,862
Osisko Mining, Inc. (a)	4,512	9,151
Painted Pony Petroleum Ltd. (a)	562	892
Pan American Silver Corp.	9,987	146,609
Paramount Resources Ltd. Class A (a)	2,068	15,112
Parex Resources, Inc. (a)	11,383	165,758
Parkland Fuel Corp.	11,701	392,952
Pason Systems, Inc.	8,839	133,413
Pembina Pipeline Corp.	24,452	790,889
Pengrowth Energy Corp. (a)	11,159	7,714
Peyto Exploration & Development Corp.	6,397	52,189
Power Corp. of Canada (sub. vtg.)	21,358	440,967
Power Financial Corp.	11,667	251,251
PrairieSky Royalty Ltd.	13,704	208,196
Precision Drilling Corp. (a)	18,987	45,865
Premier Gold Mines Ltd. (a)	3,779	4,937
Premium Brands Holdings Corp.	1,621	109,011
Pretium Resources, Inc. (a)	7,604	60,996
ProMetic Life Sciences, Inc. (a)(b)	22,496	7,604
Quebecor, Inc. Class B (sub. vtg.)	10,138	198,840
Recipe Unlimited Corp.	231	4,766
Restaurant Brands International, Inc.	12,976	710,873
RioCan (REIT)	6,181	112,685
Ritchie Brothers Auctioneers, Inc.	4,917	165,388
Rogers Communications, Inc. Class B (non-vtg.)	18,220	938,231
Rogers Sugar, Inc.	1,976	7,970
Royal Bank of Canada	70,669	5,149,129
Russel Metals, Inc.	8,305	153,552
Sandstorm Gold Ltd. (a)	11,208	41,462
Saputo, Inc.	12,841	391,244
Seabridge Gold, Inc. (a)	1,636	20,679
Secure Energy Services, Inc.	12,279	80,029
SEMAFO, Inc. (a)	9,283	20,308
Seven Generations Energy Ltd. (a)	16,161	173,217
Shaw Communications, Inc. Class B	22,099	411,445
ShawCor Ltd. Class A	2,890	52,424
Shopify, Inc. Class A (a)	4,660	643,788
Sienna Senior Living, Inc.	823	10,378
Sierra Wireless, Inc. (a)	2,657	47,894
Silvercorp Metals, Inc.	5,014	10,931
Sleep Country Canada Holdings, Inc. (c)	1,260	25,421
Smart (REIT)	7,897	180,441
SNC-Lavalin Group, Inc.	10,922	389,938
Spin Master Corp. (a)(c)	1,979	70,414
Sprott, Inc.	1,346	3,078
SSR Mining, Inc. (a)	3,389	33,209
Stantec, Inc.	6,406	166,713
Stella-Jones, Inc.	1,695	54,283
Stornoway Diamond Corp. (a)	2,225	456
Sun Life Financial, Inc.	31,525	1,154,484
Suncor Energy, Inc.	86,203	2,891,659
Superior Plus Corp.	5,946	53,432
Surge Energy, Inc.	1,678	2,600
Tahoe Resources, Inc. (a)	17,454	41,234
Teck Resources Ltd. Class B (sub. vtg.)	28,398	586,965
TELUS Corp.	8,823	302,131
The Stars Group, Inc. (a)	8,301	172,647
The Toronto-Dominion Bank	91,563	5,079,453
Thomson Reuters Corp.	13,840	644,139
Timbercreek Financial Corp.	3,121	21,384
TMAC Resources, Inc. (a)	1,050	3,956
TMX Group Ltd.	3,466	217,973
TORC Oil & Gas Ltd.	5,379	22,105
Torex Gold Resources, Inc. (a)	4,469	40,703
Toromont Industries Ltd.	5,030	236,818
Total Energy Services, Inc.	409	2,961
Tourmaline Oil Corp.	16,134	235,309
TransAlta Corp.	7,976	42,108
TransAlta Renewables, Inc.	1,995	16,443
TransCanada Corp.	47,124	1,776,927
Transcontinental, Inc. Class A	7,667	126,206
TransForce, Inc.	6,134	204,133
Trican Well Service Ltd. (a)	9,711	13,278
Tricon Capital Group, Inc.	5,224	41,508
Trinidad Drilling Ltd. (a)	22,837	28,797
Turquoise Hill Resources Ltd. (a)	46,551	78,501
Uni-Select, Inc.	1,404	23,111
Uranium Participation Corp. (a)	1,297	4,473
Valener, Inc.	416	6,213
Vermilion Energy, Inc.	9,710	257,493
Wajax Corp.	186	3,302
West Fraser Timber Co. Ltd.	2,950	148,211
Western Forest Products, Inc.	16,341	21,847
WestJet Airlines Ltd.	1,117	16,274
Westshore Terminals Investment Corp.	1,607	29,297
Wheaton Precious Metals Corp.	28,163	462,948
Whitecap Resources, Inc.	30,120	147,345
Winpak Ltd.	1,133	39,306
WSP Global, Inc.	5,087	253,954
Yamana Gold, Inc.	40,697	92,433

TOTAL CANADA		78,215,488

Cayman Islands - 3.4%
21Vianet Group, Inc. ADR (a)	4,992	54,288
3SBio, Inc. (c)	57,000	82,717
500.com Ltd. sponsored ADR Class A (a)	1,268	9,294
51job, Inc. sponsored ADR (a)	961	59,015
58.com, Inc. ADR (a)	5,066	332,279
AAC Technology Holdings, Inc.	38,500	293,265
Agile Property Holdings Ltd.	72,000	82,082
Airtac International Group	7,134	61,408
Alibaba Group Holding Ltd. sponsored ADR (a)	60,213	8,567,106
Anta Sports Products Ltd.	57,000	234,049
ASM Pacific Technology Ltd.	19,700	170,071
Autohome, Inc. ADR Class A (b)	2,961	214,317
Baidu.com, Inc. sponsored ADR (a)	14,459	2,748,078
Baozun, Inc. sponsored ADR (a)(b)	1,340	53,345
Biostime International Holdings Ltd. (a)	10,500	59,717
Bitauto Holdings Ltd. ADR (a)	1,372	26,205
BizLink Holding, Inc.	3,062	16,319
Car, Inc. (a)	92,000	72,972
Casetek Holdings	1,187	1,670
Chailease Holding Co. Ltd.	59,160	168,534
Changyou.com Ltd. (A Shares) ADR	517	6,917
Chaowei Power Holdings Ltd.	47,000	20,198
Cheung Kong Property Holdings Ltd.	138,000	895,721
China Aoyuan Property Group Ltd.	39,000	22,778
China Conch Venture Holdings Ltd.	81,000	227,239
China Dongxiang Group Co. Ltd.	229,000	35,334
China First Capital Group Ltd. (a)	166,000	66,892
China Goldjoy Group Ltd.	248,000	10,120
China Harmony New Energy Auto	27,000	10,708
China High Speed Transmission Equipment Group Co. Ltd.	22,000	20,508
China Huishan Dairy Holdings Co. Ltd. (a)(d)	51,000	1,366
China Investment Fund International Holdings Co. Ltd. (a)	48,000	162,817
China Literature Ltd. (a)(c)	12,200	65,885
China LNG Group Ltd. (a)	60,000	8,263
China Logistics Property Holdings Co. Ltd. (a)	109,000	36,139
China Maple Leaf Educational Systems Ltd.	36,000	15,517
China Medical System Holdings Ltd.	83,000	98,750
China Mengniu Dairy Co. Ltd.	135,000	397,669
China Modern Dairy Holdings Ltd. (a)	65,000	8,123
China Regenerative Medicine International Ltd. (a)	75,000	708
China Resources Cement Holdings Ltd.	150,000	132,174
China Resources Land Ltd.	154,000	522,370
China Resources Medical Holdin	29,500	20,276
China SCE Property Holdings Ltd.	114,000	38,814
China Shengmu Organic Milk Ltd. (a)(c)	136,000	5,463
China State Construction International Holdings Ltd.	131,750	93,916
China Wireless Technologies Ltd. (a)(d)	8,000	735
China ZhengTong Auto Services Holdings Ltd.	68,000	32,431
ChinaSoft International Ltd.	88,000	51,620
Chong Sing Holdings Fintech Group (a)	1,116,000	50,521
CIFI Holdings Group Co. Ltd.	150,000	62,740
Cimc Enric Holdings Ltd.	12,000	9,212
CK Hutchison Holdings Ltd.	139,500	1,404,437
COFCO Meat Holdings Ltd. (a)	92,000	13,374
Cogobuy Group (c)	5,000	1,702
Country Garden Holdings Co. Ltd.	400,000	427,955
Country Garden Services Holdings Co. Ltd. (a)	68,000	87,754
CT Environmental Group Ltd.	26,000	1,177
Ctrip.com International Ltd. ADR (a)	21,193	705,303
Dali Foods Group Co. Ltd. (c)	164,500	117,471
Dongyue Group Co. Ltd.	100,000	53,303
eHi Car Service Co. Ltd. sponsored ADR (a)	203	2,450
Endeavour Mining Corp. (a)	3,650	55,979
ENN Energy Holdings Ltd.	38,000	322,968
Evergrande Real Estate Group Ltd.	135,190	322,376
Fang Holdings Ltd. ADR (a)	8,426	17,105
Fanhua, Inc. ADR	2,582	69,146
Far East Consortium International Ltd.	95,307	44,360
FIH Mobile Ltd. (a)	298,000	27,741
Freeman Fintech Corp. Ltd. (a)	320,000	1,755
Fu Shou Yuan International Group Ltd. (c)	67,000	51,348
Fufeng Group Ltd.	43,000	18,205
Fullshare Holdings Ltd.	385,000	149,740
Future Land Development Holding Ltd.	84,000	48,202
GCL-Poly Energy Holdings Ltd. (a)	629,000	37,297
GDS Holdings Ltd. ADR (a)(b)	3,443	80,807
Geely Automobile Holdings Ltd.	255,000	487,761
General Interface Solution Holding Ltd.	5,000	16,553
Genscript Biotech Corp. (a)	30,000	45,754
Ginko International Co. Ltd.	1,000	5,685
Glorious Property Holdings Ltd. (a)	16,000	775
Goodbaby International Holdings Ltd.	56,000	17,353
Gourmet Master Co. Ltd.	5,630	34,096
Greatview Aseptic Pack Co. Ltd.	75,000	49,733
Greentown China Holdings Ltd.	24,500	16,996
Haitian International Holdings Ltd.	43,000	83,895
HC International, Inc. (a)	4,000	2,596
Hengan International Group Co. Ltd.	42,500	336,555
HKBN Ltd.	65,000	97,476
Huayi Tencent Entertainment Co. Ltd. (a)	440,000	10,492
Huazhu Group Ltd. ADR	6,646	173,859
Hutchison Telecommunications Hong Kong Holdings Ltd.	76,000	28,008
IGG, Inc.	36,000	37,919
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	4,529	78,805
Imax China Holding, Inc. (c)	1,700	3,963
JD.com, Inc. sponsored ADR (a)	36,631	861,561
Jiayuan International Group Ltd.	72,968	128,034
JinkoSolar Holdings Co. Ltd. ADR (a)(b)	1,902	15,330
Kaisa Group Holdings Ltd.	90,000	21,921
Kingboard Chemical Holdings Ltd.	30,500	81,676
Kingboard Laminates Holdings Ltd.	66,500	50,880
Kingdee International Software Group Co. Ltd.	102,000	83,245
Kingsoft Corp. Ltd.	45,000	63,696
KWG Property Holding Ltd.	53,123	40,578
Lee & Man Paper Manufacturing Ltd.	97,000	82,998
Leyou Technologies Holdings Ltd. (a)	95,000	21,685
Li Ning Co. Ltd. (a)	112,000	104,831
Lifestyle International Holdings Ltd.	48,500	83,741
Lifetech Scientific Corp. (a)	140,000	30,350
Lijun International Pharmaceutical Holding Ltd.	108,000	90,758
Logan Property Holdings Co. Ltd.	102,000	94,170
Longfor Properties Co. Ltd.	88,500	214,875
Lonking Holdings Ltd.	89,000	19,975
Macau Legend Development Ltd.	9,000	1,572
Meitu, Inc. (a)(c)	130,500	68,063
Melco Crown Entertainment Ltd. sponsored ADR	12,397	206,162
MGM China Holdings Ltd.	51,600	72,906
Minth Group Ltd.	34,000	110,126
Momo, Inc. ADR (a)	7,665	257,314
NetDragon WebSoft, Inc.	4,500	7,953
NetEase, Inc. ADR	3,997	830,776
New Oriental Education & Technology Group, Inc. sponsored ADR	8,049	470,947
Nexteer Auto Group Ltd.	49,000	68,733
Noah Holdings Ltd. sponsored ADR (a)	1,318	49,702
OP Financial Investments Ltd.	112,000	36,134
Pacific Textile Holdings Ltd.	56,000	56,486
Parade Technologies Ltd.	5,000	66,213
Phoenix Group Holdings	38,981	300,199
Powerlong Real Estate Holding Ltd.	90,000	30,758
Q Technology (Group) Co. Ltd.	11,000	5,204
Regina Miracle International Holdings Ltd. (c)	2,000	1,000
Renhe Commercial Holdings Co. Ltd. (a)	966,000	32,644
Ronshine China Holdings Ltd. (a)	39,000	43,914
Sands China Ltd.	137,600	542,192
Sapiens International Corp. NV	128	1,459
Semiconductor Manufacturing International Corp. (a)	166,100	137,205
Shenzhou International Group Holdings Ltd.	39,000	430,684
Shimao Property Holdings Ltd.	55,500	108,566
Shui On Land Ltd.	152,000	30,625
Silergy Corp.	4,000	50,904
SINA Corp. (a)	3,491	221,015
Sino Biopharmaceutical Ltd.	411,000	368,445
SITC International Holdings Co. Ltd.	52,000	38,195
SOHO China Ltd.	96,500	32,733
Sohu.Com Ltd. ADR (a)(b)	1,728	31,225
Sunac China Holdings Ltd.	121,000	328,656
Sunny Optical Technology Group Co. Ltd.	38,200	331,244
TAL Education Group ADR (a)	18,894	547,548
Tarena International, Inc. ADR (b)	541	4,680
Tencent Holdings Ltd.	296,925	10,172,432
Texhong Textile Group Ltd.	1,500	1,804
The United Laboratories International Holdings Ltd.	40,000	27,799
Tianneng Power International Ltd.	52,000	41,576
Tibet Water Resources Ltd. (a)	157,000	44,245
Tingyi (Cayman Islands) Holding Corp.	110,000	162,715
Tongda Group Holdings Ltd.	100,000	12,879
Towngas China Co. Ltd.	83,063	60,375
TPK Holding Co. Ltd.	9,000	13,953
Truly International Holdings Ltd. (a)	70,000	10,176
Tuniu Corp. Class A sponsored ADR (a)	220	1,399
Uni-President China Holdings Ltd.	148,000	143,622
Value Partners Group Ltd.	32,000	23,749
Vinda International Holdings Ltd.	26,000	37,067
Vipshop Holdings Ltd. ADR (a)	21,977	106,808
Want Want China Holdings Ltd.	333,000	237,798
Weibo Corp. sponsored ADR (a)(b)	3,037	179,213
WH Group Ltd. (c)	493,000	345,140
Wharf Real Estate Investment Co. Ltd.	68,000	420,992
Wuxi Biologics (Cayman), Inc. (a)	26,000	185,171
Wynn Macau Ltd.	95,200	196,423
Xingda International Holdings Ltd.	12,674	3,410
Xinyi Glass Holdings Ltd.	86,000	85,101
Xinyi Solar Holdings Ltd.	155,050	48,441
XTEP International Holdings Ltd.	46,500	25,497
Yeong Guan Energy Technology Group Co. Ltd.	1,000	1,347
Yihai International Holding Ltd.	25,000	54,897
Yuzhou Properties Co.	59,000	21,066
YY, Inc. ADR (a)	2,736	174,830
Zhen Ding Technology Holding Ltd.	81,000	184,968
Zhongsheng Group Holdings Ltd. Class H	41,000	74,765

TOTAL CAYMAN ISLANDS		43,141,028

Chile - 0.2%
AES Gener SA	171,111	48,506
Aguas Andinas SA	126,713	66,269
Banco de Chile	1,878,572	261,811
Banco de Credito e Inversiones	1,732	108,585
Banco de Credito e Inversiones rights 11/29/18 (a)	133	408
Banco Santander Chile	3,040,447	224,537
CAP SA	1,737	16,771
Cencosud SA	112,574	231,293
Colbun SA	367,700	70,000
Compania Cervecerias Unidas SA	14,702	183,351
Compania de Petroleos de Chile SA (COPEC)	17,755	249,489
Compania Sud Americana de Vapores SA (a)	953,281	28,571
CorpBanca SA	5,823,430	53,967
E-CL SA	28,960	47,688
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,797	56,573
Empresas CMPC SA	66,021	227,278
Enel Chile SA	1,407,165	122,317
Enersis SA	1,239,603	193,954
Forus SA	3,734	10,027
Inversiones Aguas Metropolitanas SA	45,620	62,924
Inversiones La Construccion SA	1,901	28,406
LATAM Airlines Group SA	14,348	130,904
Parque Arauco SA	28,812	65,406
Ripley Corp. SA	21,855	18,558
S.A.C.I. Falabella	33,148	250,275
S.A.C.I. Falabella rights 11/17/18 (a)	1,148	115
Salfacorp SA	18,503	26,212
Sonda SA	38,859	55,832
Vina Concha y Toro SA	11,812	22,232

TOTAL CHILE		2,862,259

China - 2.2%
Agricultural Bank of China Ltd. (H Shares)	1,557,000	683,004
Air China Ltd. (H Shares)	86,000	69,200
Aluminum Corp. of China Ltd. (H Shares) (a)	356,000	128,927
Angang Steel Co. Ltd. (H Shares)	108,000	91,860
Anhui Conch Cement Co. Ltd. (H Shares)	64,000	330,530
AviChina Industry & Technology Co. Ltd. (H Shares)	132,000	87,866
Baic Motor Corp. Ltd. (c)	115,500	64,805
Bank Communications Co. Ltd. (H Shares)	487,000	365,159
Bank of China Ltd. (H Shares)	4,102,000	1,747,101
BBMG Corp. (H Shares)	192,000	52,885
Beijing Capital International Airport Co. Ltd. (H Shares)	70,000	75,785
Beijing Capital Land Ltd. (H Shares)	74,000	25,007
BYD Co. Ltd. (H Shares)	41,000	263,744
CGN Power Co. Ltd. (H Shares) (c)	990,000	227,239
China BlueChemical Ltd. (H Shares)	156,000	53,313
China Cinda Asset Management Co. Ltd. (H Shares)	452,000	110,666
China CITIC Bank Corp. Ltd. (H Shares)	557,000	344,487
China Communications Construction Co. Ltd. (H Shares)	210,000	192,006
China Communications Services Corp. Ltd. (H Shares)	142,000	114,803
China Construction Bank Corp. (H Shares)	4,980,000	3,951,865
China Eastern Airlines Corp. Ltd. (H Shares)	120,000	66,259
China Everbright Bank Co. Ltd. (H Shares)	119,000	52,960
China Galaxy Securities Co. Ltd. (H Shares)	145,000	72,852
China Huarong Asset Management Co. Ltd. (c)	456,000	82,571
China International Capital Corp. Ltd. Class H	96,000	157,675
China Life Insurance Co. Ltd. (H Shares)	378,000	757,436
China Longyuan Power Grid Corp. Ltd. (H Shares)	161,000	122,362
China Merchants Bank Co. Ltd.	5,000	20,722
China Merchants Bank Co. Ltd. (H Shares)	210,500	810,653
China Minsheng Banking Corp. Ltd. (H Shares)	431,000	317,674
China Molybdenum Co. Ltd. (H Shares)	168,000	62,342
China National Building Materials Co. Ltd. (H Shares)	173,350	123,791
China Oilfield Services Ltd. (H Shares)	86,000	80,605
China Pacific Insurance (Group) Co. Ltd. (H Shares)	147,600	549,598
China Petroleum & Chemical Corp. (H Shares)	1,358,000	1,106,195
China Railway Construction Corp. Ltd. (H Shares)	116,500	147,372
China Railway Group Ltd. (H Shares)	168,000	149,963
China Railway Signal & Communications Corp. (c)	188,000	126,101
China Reinsurance Group Corp.	785,000	150,154
China Shenhua Energy Co. Ltd. (H Shares)	170,000	385,006
China Southern Airlines Ltd. (H Shares)	108,000	58,394
China Telecom Corp. Ltd. (H Shares)	672,000	317,064
China Tower Corp. Ltd. Class H	2,314,000	351,145
China United Network Communications Ltd. Class A	178,200	138,459
China Vanke Co. Ltd. (H Shares)	87,500	269,464
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	103,000	56,741
CITIC Securities Co. Ltd. (H Shares)	96,500	169,817
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)	230,000	82,122
CRRC Corp. Ltd. (H Shares)	265,000	232,493
Dongfeng Motor Group Co. Ltd. (H Shares)	132,000	129,947
Fuyao Glass Industries Group Co. Ltd.	36,000	106,275
GD Power Development Co. Ltd. Class A	769,000	268,987
GF Securities Co. Ltd. (H Shares)	55,400	71,635
Great Wall Motor Co. Ltd. (H Shares)	130,000	76,920
Guangzhou Automobile Group Co. Ltd. (H Shares)	131,600	133,078
Guangzhou R&F Properties Co. Ltd. (H Shares)	40,400	63,367
Guotai Junan Securities Co. Ltd. Class H	80,400	169,372
Haitong Securities Co. Ltd. (H Shares)	264,800	266,423
Huaneng Power International, Inc. (H Shares)	254,000	141,544
Huaneng Renewables Corp. Ltd. (H Shares)	186,000	47,674
Huatai Securities Co. Ltd. (H Shares) (c)	71,800	115,364
Industrial & Commercial Bank of China Ltd. (H Shares)	3,631,000	2,463,536
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	11,500	13,662
Jiangsu Expressway Co. Ltd. (H Shares)	56,000	75,124
Jiangxi Copper Co. Ltd. (H Shares)	42,000	46,274
Legend Holdings Corp. (c)	21,100	57,311
Luoyang Glass Co. Ltd. Class H (a)	4,000	1,122
NARI Technology Co. Ltd. Class A	66,700	165,898
New China Life Insurance Co. Ltd. (H Shares)	59,300	277,143
People's Insurance Co. of China Group (H Shares)	321,000	130,988
PetroChina Co. Ltd. (H Shares)	1,100,000	790,926
PICC Property & Casualty Co. Ltd. (H Shares)	343,000	332,417
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	281,000	2,646,261
Postal Savings Bank of China Co. Ltd.	190,000	113,390
Shandong Linglong Tyre Co. Ltd. Class A	57,300	115,411
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	156,000	139,450
Shanghai Electric Group Co. Ltd. (H Shares)	224,000	72,839
Shanghai Environment Group Co. Ltd.	239	430
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	44,000	131,855
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	11,080	14,072
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	53,000	117,058
Shanghai SMI Holding Co. Ltd. Class A	861	644
Sinopec Engineering Group Co. Ltd. (H Shares)	120,500	112,019
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	234,000	102,648
Sinopharm Group Co. Ltd. (H Shares)	64,000	308,495
Sinotrans Ltd. (H Shares)	123,000	42,820
TCL Corp. Class A	705,400	249,774
Tong Ren Tang Technologies Co. Ltd. (H Shares)	41,000	58,661
TravelSky Technology Ltd. (H Shares)	43,000	104,183
Tsingtao Brewery Co. Ltd. (H Shares)	24,000	94,721
Weichai Power Co. Ltd. (H Shares)	82,000	81,039
Yanzhou Coal Mining Co. Ltd. (H Shares)	84,000	79,373
YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	7,600	26,022
Zhaojin Mining Industry Co. Ltd. (H Shares)	142,500	125,747
Zhejiang Expressway Co. Ltd. (H Shares)	82,000	68,700
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	25,400	135,714
Zijin Mng Group Co. Ltd. (H Shares)	366,000	135,816
ZTE Corp. (H Shares)	45,800	69,851

TOTAL CHINA		27,090,222

Colombia - 0.1%
Almacenes Exito SA	14,313	61,795
Bancolombia SA	21,565	202,823
Cementos Argos SA	27,656	60,303
Corporacion Financiera Colombiana SA	2,051	12,550
Ecopetrol SA	240,449	279,322
Grupo de Inversiones Suramerica SA	7,349	71,675
Interconexion Electrica SA ESP	21,383	79,435
Inversiones Argos SA	23,892	111,315

TOTAL COLOMBIA		879,218

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	7,957	189,356
Komercni Banka A/S	4,536	172,316
MONETA Money Bank A/S (c)	21,525	71,432
Telefonica Czech Rep A/S	15,952	167,867

TOTAL CZECH REPUBLIC		600,971

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	214	254,712
Series B	319	402,645
ALK-Abello A/S (a)	476	76,311
Alm. Brand A/S	2,452	20,586
Ambu A/S Series B	7,767	161,898
Bang & Olufsen A/S Series B (a)	1,191	24,771
Bavarian Nordic A/S (a)	2,538	58,741
Carlsberg A/S Series B	5,643	622,479
Christian Hansen Holding A/S	4,790	484,170
Coloplast A/S Series B	5,870	548,065
Dampskibsselskabet NORDEN A/S (a)	849	11,742
Danske Bank A/S	38,703	742,401
Det Forenede Dampskibs-Selskab (DFDS) A/S	2,456	105,147
DONG Energy A/S (c)	9,365	595,007
DSV de Sammensluttede Vognmaend A/S	9,462	760,764
FLSmidth & Co. A/S	2,145	112,641
Genmab A/S (a)	3,418	468,263
GN Store Nord A/S	7,353	312,231
H Lundbeck A/S	4,344	202,859
ISS Holdings A/S	10,344	340,146
Jyske Bank A/S (Reg.)	3,590	146,774
Matas A/S	555	5,359
Nilfisk Holding A/S (a)	895	35,192
NKT Holding A/S (a)	895	16,849
NNIT A/S (c)	144	4,066
Novo Nordisk A/S Series B	93,976	4,058,500
Novozymes A/S Series B	11,138	550,398
Pandora A/S	5,909	369,688
Per Aarsleff Holding A/S	597	19,532
Rockwool International A/S Series B	434	148,381
Royal Unibrew A/S	4,075	289,405
Scandinavian Tobacco Group A/S (c)	2,074	31,471
Schouw & Co.	759	62,051
SimCorp A/S	2,578	198,627
Solar Holding A/S	506	27,079
Spar Nord Bank A/S	3,353	27,794
Sydbank A/S	6,192	143,169
Topdanmark A/S	1,843	87,857
Tryg A/S	8,618	208,290
Vestas Wind Systems A/S	10,138	635,809
William Demant Holding A/S (a)	5,833	191,986
Zealand Pharma A/S (a)	2,658	33,856

TOTAL DENMARK		13,597,712

Egypt - 0.0%
Commercial International Bank SAE	46,651	206,962
Commercial International Bank SAE sponsored GDR	4,042	17,562
Eastern Tobacco Co.	102,240	90,601
EFG-Hermes Holding SAE (a)	48,401	37,543
Global Telecom Holding (a)	150,711	23,212
Talaat Moustafa Group Holding	60,089	30,514

TOTAL EGYPT		406,394

Faroe Islands - 0.0%
Bakkafrost	2,420	135,902
Finland - 0.8%
Amer Group PLC (A Shares)	5,662	210,541
Atria PLC	200	1,916
Cargotec Corp. (B Shares)	2,064	85,797
Caverion Corp. (a)	2,301	14,399
Citycon Oyj	28,504	55,433
Cramo Oyj (B Shares)	1,158	22,061
DNA Oyj	2,836	55,603
Elisa Corp. (A Shares)	8,522	339,283
F-Secure Oyj	5,468	14,276
Finnair Oyj	1,883	14,151
Fortum Corp.	21,744	457,964
Huhtamaki Oyj	5,638	158,306
KCI Konecranes Oyj	4,473	160,400
Kemira Oyj	7,197	88,283
Kesko Oyj	3,188	186,394
Kone Oyj (B Shares)	17,412	848,428
M-real OYJ (B Shares)	8,512	74,574
Metso Corp.	5,549	175,416
Neste Oyj	6,752	556,443
Nokia Corp.	299,070	1,689,322
Nokian Tyres PLC	6,436	204,696
Nordea Bank ABP (a)	152,943	1,330,186
Oriola-KD Oyj	973	2,970
Orion Oyj (B Shares)	6,184	212,931
Outokumpu Oyj (A Shares)	13,806	58,015
Outotec Oyj (a)	8,111	31,419
Ramirent Oyj	2,531	18,490
Sampo Oyj (A Shares)	19,895	916,235
Sanoma Corp.	1,800	20,296
Stora Enso Oyj (R Shares)	29,682	447,305
TietoEnator Oyj	4,303	138,708
Tikkurila Oyj	2,101	28,604
UPM-Kymmene Corp.	27,736	892,505
Uponor Oyj	2,335	25,323
Valmet Corp.	7,960	181,400
Wartsila Corp.	23,217	395,897
YIT-Yhtyma OY	8,356	47,606

TOTAL FINLAND		10,161,576

France - 5.8%
Accor SA	9,572	438,223
Aeroports de Paris	1,400	293,198
Air France KLM (Reg.) (a)	8,456	81,985
Air Liquide SA	21,452	2,599,844
Akka Technologies SA	1,401	92,513
Akwel	398	7,943
Albioma	2,504	48,725
ALD SA (c)	4,158	62,025
Alstom SA	8,444	369,652
ALTEN	1,609	155,180
Altran Technologies SA	12,815	127,296
Amundi SA (c)	3,132	186,525
Arkema SA	4,589	482,245
Atos Origin SA	4,845	415,857
AXA SA	95,577	2,391,975
Beneteau SA	896	14,898
BIC SA	1,184	113,453
bioMerieux SA	2,116	161,537
BNP Paribas SA	58,226	3,042,259
Boiron SA	904	54,165
Bollore SA	53,043	224,816
Bonduelle SCA	885	31,425
Bourbon Corp. (FR) (a)	123	719
Bouygues SA	11,459	418,444
Bureau Veritas SA	15,710	354,989
Capgemini SA	8,297	1,014,940
Carbone Lorraine	628	20,735
Carrefour SA	29,703	576,979
Casino Guichard Perrachon SA (b)	3,166	139,853
Cellectis SA (a)	1,245	31,318
CNP Assurances	10,768	240,269
Coface SA	7,564	75,736
Compagnie de St. Gobain	25,880	974,936
Compagnie Generale de Geophysique SA (a)	35,344	85,909
Compagnie Plastic Omnium	5,742	159,990
Credit Agricole SA	57,848	740,886
Danone SA	32,098	2,272,968
Dassault Aviation SA	147	243,922
Dassault Systemes SA	6,858	861,051
DBV Technologies SA (a)	1,752	64,754
Derichebourg	8,793	42,427
Devoteam SA	336	37,068
Edenred SA	11,496	436,592
EDF SA	28,528	474,344
Eiffage SA	3,788	370,783
Elior SA	6,556	94,529
Elis SA	12,514	252,722
ENGIE	94,098	1,254,981
Eramet SA	371	34,226
Essilor International SA	10,160	1,389,558
Etablissements Maurel & Prom (a)	1,764	8,182
Eurazeo SA	2,300	168,159
Europcar Groupe SA (c)	6,506	61,752
Eutelsat Communications	9,139	185,392
Faurecia SA	3,684	179,050
Fonciere des Regions	1,582	159,027
Fonciere Financiere et Part SA	717	84,297
Gaztransport et Technigaz SA	1,527	113,113
Gecina SA	2,283	335,383
Genfit (a)	2,027	47,341
Groupe Eurotunnel SA	23,817	299,842
Groupe FNAC SA (a)	809	57,636
Guerbet	529	33,494
Hermes International SCA	1,531	875,714
ICADE	1,598	135,567
ID Logistics Group (a)	90	15,189
Iliad SA	1,337	154,843
Imerys SA	1,969	121,545
Industrielle d'Aviation Latecoere SA (a)	2,438	9,430
Ingenico SA	3,408	241,795
Innate Pharma SA (a)	267	2,239
Interparfums SA	1,040	43,054
Ipsen SA	2,322	322,440
Ipsos SA	1,876	50,019
JCDecaux SA	3,321	109,310
Kaufman & Broad SA	554	22,753
Kering SA	3,951	1,761,399
Klepierre SA	9,454	321,242
Korian	3,887	153,387
L'Oreal SA	12,746	2,871,471
Lagardere S.C.A. (Reg.)	7,168	196,395
Legrand SA	14,484	947,242
LVMH Moet Hennessy - Louis Vuitton SA	14,235	4,318,976
M6 Metropole Television SA	1,456	28,217
Maisons du Monde SA (c)	2,980	74,729
Mercialys SA	11,041	161,947
Michelin CGDE Series B	8,712	891,887
Natixis SA	44,994	263,272
Neopost SA	1,872	60,217
Nexans SA	1,598	46,263
Nexity	2,123	101,763
Orange SA	102,968	1,607,160
Orpea	2,969	366,045
Pernod Ricard SA	10,999	1,679,341
Peugeot Citroen SA	31,606	752,843
Publicis Groupe SA	11,554	670,559
Rallye SA	2,857	31,761
Remy Cointreau SA	1,598	189,866
Renault SA	10,014	749,390
Rexel SA	20,412	260,558
Rubis	5,051	261,450
Safran SA	16,955	2,191,058
Sanofi SA	58,114	5,193,100
Sartorius Stedim Biotech	1,227	152,318
Schneider Electric SA	28,827	2,084,512
SCOR SE	9,755	450,786
SEB SA	1,105	158,575
Societe Generale Series A	40,999	1,502,931
Sodexo SA	4,712	480,975
Soitec SA (a)	756	54,160
Solocal Group SA (a)	52,028	42,223
Sopra Steria Group	1,025	113,775
SPIE SA	8,323	130,753
SR Teleperformance SA	2,842	468,685
Suez Environnement SA	19,998	289,590
Tarkett SA	1,239	27,309
Technicolor SA (a)(b)	20,446	26,146
Television Francaise 1 SA	1,024	10,439
Thales SA	5,255	672,585
The Lisi Group	665	19,395
The Vicat Group	1,777	95,604
Total SA	124,223	7,288,837
Trigano SA	572	58,147
Ubisoft Entertainment SA (a)	3,873	348,747
Valeo SA	12,818	413,435
Vallourec SA (a)	16,137	76,638
Veolia Environnement SA	27,965	558,106
VINCI SA	25,202	2,242,962
Virbac SA (a)	278	44,650
Vivendi SA	54,853	1,322,962
Wendel SA	1,433	186,006
Worldline SA (a)(c)	1,845	97,173

TOTAL FRANCE		73,467,895

Germany - 5.1%
Aareal Bank AG	4,189	156,147
adidas AG	9,707	2,286,884
ADLER Real Estate AG	2,189	35,455
ADVA Optical Networking SE (a)	851	6,964
Aixtron AG (a)	5,391	67,808
Allianz SE	21,994	4,581,789
alstria office REIT-AG	8,922	128,542
AURELIUS AG	1,111	51,770
Aurubis AG	1,904	115,764
Axel Springer Verlag AG	2,189	145,539
BASF AG	47,092	3,613,772
Bayer AG	48,862	3,745,392
Bayerische Motoren Werke AG (BMW)	16,867	1,456,329
BayWa AG	32	933
Bechtle AG	2,089	185,739
Beiersdorf AG	5,387	557,685
Bertrandt AG	366	30,304
Bilfinger Berger AG	2,584	112,739
Borussia Dortmund GmbH & Co. KGaA	5,961	64,614
Brenntag AG	7,351	384,417
CANCOM AG	2,996	122,435
Capital Stage AG	315	2,134
Carl Zeiss Meditec AG	2,791	229,031
CeWe Color Holding AG	417	32,684
Comdirect Bank AG	2,144	25,401
Commerzbank AG (a)	56,606	534,653
CompuGroup Medical AG	1,498	84,835
Continental AG	5,760	952,187
Covestro AG (c)	10,149	656,610
CTS Eventim AG	3,416	128,300
Daimler AG (Germany)	46,721	2,770,815
Delivery Hero AG (a)(c)	5,410	218,389
Deutsche Bank AG	100,468	984,441
Deutsche Beteiligungs AG	642	26,287
Deutsche Borse AG	9,906	1,251,847
Deutsche EuroShop AG	1,688	52,386
Deutsche Lufthansa AG	13,228	266,093
Deutsche Pfandbriefbank AG (c)	4,672	62,178
Deutsche Post AG	51,199	1,616,622
Deutsche Telekom AG	162,419	2,663,944
Deutsche Wohnen AG (Bearer)	18,888	865,153
Deutz AG	4,320	32,196
DIC Asset AG	3,887	41,957
Draegerwerk AG & Co. KGaA	391	19,088
Drillisch AG	2,793	124,768
Duerr AG	3,699	132,058
E.ON AG	118,960	1,150,350
ElringKlinger AG	2,008	17,035
Evonik Industries AG	7,741	240,239
Evotec OAI AG (a)	9,846	194,604
Fraport AG Frankfurt Airport Services Worldwide	2,005	155,107
Freenet AG	6,840	154,094
Fresenius Medical Care AG & Co. KGaA	11,246	882,997
Fresenius SE & Co. KGaA	21,509	1,367,022
GEA Group AG	8,600	261,638
Gerresheimer AG	2,093	147,572
Gerry Weber International AG (Bearer) (b)	514	1,691
GFT Technologies AG	96	1,104
Gildemeister AG	444	21,499
Grenkeleasing AG	1,106	106,230
Hamborner (REIT) AG	941	9,486
Hamburger Hafen und Logistik AG	695	14,752
Hannover Reuck SE	2,769	373,534
Hapag-Lloyd AG (c)	1,740	64,406
HeidelbergCement Finance AG	7,991	543,060
Heidelberger Druckmaschinen AG (a)	8,478	19,705
HelloFresh AG (a)	6,038	72,082
Henkel AG & Co. KGaA	5,694	558,510
Hochtief AG	848	125,824
Hugo Boss AG	4,156	297,407
Hypoport AG (a)	95	19,046
INDUS Holding AG	3,070	167,777
Infineon Technologies AG	59,099	1,184,160
innogy SE (c)	5,861	258,900
Instone Real Estate Group BV (c)	3,335	78,230
Isra Vision AG	710	30,519
Jenoptik AG	2,582	77,909
JOST Werke AG (c)	1,747	60,945
K&S AG (b)	13,469	251,261
KION Group AG	4,134	242,079
Kloeckner & Co. AG	6,272	52,854
Koenig & Bauer AG	443	21,676
Krones AG	1,018	91,148
KWS Saat AG	159	54,027
Lanxess AG	4,110	254,918
LEG Immobilien AG	3,192	349,466
LEONI AG	1,819	66,506
MAN SE	1,458	151,929
Merck KGaA	6,778	726,407
Metro AG	7,672	39,260
Metro Wholesale & Food Specialist AG	9,258	139,465
Morphosys AG (a)	2,035	188,544
MTU Aero Engines Holdings AG	2,629	559,219
Muenchener Rueckversicherungs AG	7,559	1,626,295
Nemetschek Se	881	115,852
Nordex Se (a)	3,712	34,644
NORMA Group AG	1,946	105,181
Open Business Club AG	494	148,555
OSRAM Licht AG	4,788	194,256
Patrizia Immobilien AG	1,942	33,390
Pfeiffer Vacuum Technology AG	438	54,571
ProSiebenSat.1 Media AG	12,053	278,322
Puma AG	427	219,573
Rational AG	203	117,723
Rheinmetall AG	2,649	229,650
Rhoen-Klinikum AG	1,417	35,823
RIB Software AG	2,429	42,038
Rocket Internet AG (a)	3,491	100,908
RWE AG	25,994	506,993
Salzgitter AG	1,973	79,064
SAP SE	50,266	5,382,156
Schaeffler AG	8,469	89,516
Scout24 AG (c)	6,493	269,609
SGL Carbon AG (a)	4,281	42,985
Siemens AG	38,948	4,476,948
Siemens Healthineers AG (c)	6,946	287,868
Siltronic AG	956	87,795
Sixt AG	641	65,343
SLM Solutions Group AG (a)	214	3,709
SMA Solar Technology AG	508	11,853
Software AG (Bearer)	1,794	80,446
Stada Arzneimittel AG	1,016	93,995
STRATEC Biomedical Systems AG	452	29,694
Stroer Out-of-Home Media AG	1,286	67,265
Suedzucker AG (Bearer)	2,957	45,717
SURTECO SE	60	1,335
Symrise AG	6,576	552,366
TAG Immobilien AG	6,316	144,364
Takkt AG	3,255	55,302
Telefonica Deutschland Holding AG	52,146	202,882
Thyssenkrupp AG	23,818	501,106
TLG Immobilien AG	4,568	116,103
TUI AG (GB)	24,467	406,246
Uniper SE	12,627	364,843
United Internet AG	6,840	283,397
Volkswagen AG	1,434	236,811
Vonovia SE	25,359	1,160,978
Vossloh AG	228	10,549
VTG AG	485	29,060
Wacker Construction Equipment AG	1,721	38,284
WashTec AG	1,228	94,720
Wirecard AG	6,199	1,161,323
Wustenrot & Wurttembergische AG	727	14,723
Zalando SE (a)	7,151	277,006
Zooplus AG (a)	285	47,194

TOTAL GERMANY		64,127,600

Gibraltar - 0.0%
888 Holdings PLC	26,779	63,426
Greece - 0.1%
Aegean Airlines SA	3,180	24,060
Alpha Bank AE (a)	91,766	138,758
Athens Water Supply & Sewage Co. SA	2,077	12,233
EFG Eurobank Ergasias SA (a)	83,144	56,033
Ff Group (a)(d)	881	3,832
Greek Organization of Football Prognostics SA	10,412	97,883
Grivalia Properties REIC	251	2,158
Hellenic Exchanges Holding SA	387	1,710
Hellenic Telecommunications Organization SA	12,654	141,176
Holding Co. ADMIE IPTO SA	26,627	48,677
Jumbo SA	4,974	72,563
Motor Oil (HELLAS) Corinth Refineries SA	2,470	58,471
Mytilineos Holdings SA	4,722	41,771
National Bank of Greece SA (a)	32,347	56,056
Piraeus Bank SA	11,866	17,472
Public Power Corp. of Greece (a)	8,918	13,394
Titan Cement Co. SA (Reg.)	2,719	59,869

TOTAL GREECE		846,116

Hong Kong - 2.2%
AIA Group Ltd.	627,200	4,746,819
Bank of East Asia Ltd.	89,093	288,571
Beijing Enterprises Holdings Ltd.	21,500	116,247
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,000	3,367
BOC Hong Kong (Holdings) Ltd.	187,000	698,691
BYD Electronic International Co. Ltd.	33,000	38,673
Champion (REIT)	69,000	46,458
China Agri-Industries Holdings Ltd.	225,000	75,173
China Everbright International Ltd.	223,370	178,025
China Everbright Ltd.	124,000	219,160
China Jinmao Holdings Group Ltd.	232,000	97,333
China Merchants Holdings International Co. Ltd.	111,671	189,964
China Mobile Ltd.	314,500	2,946,198
China Overseas Grand Oceans Group Ltd.	106,500	32,866
China Overseas Land and Investment Ltd.	208,000	651,165
China Power International Development Ltd.	70,666	13,967
China Resources Beer Holdings Co. Ltd.	78,666	273,357
China Resources Pharmaceutical Group Ltd. (c)	130,000	190,641
China Resources Power Holdings Co. Ltd.	106,000	186,265
China Taiping Insurance Group Ltd.	84,400	281,981
China Travel International Investment HK Ltd.	158,000	42,311
China Unicom Ltd.	310,000	324,244
CITIC 1616 Holdings Ltd.	9,000	2,823
CITIC Pacific Ltd.	265,000	397,401
CLP Holdings Ltd.	83,500	935,947
CNOOC Ltd.	937,000	1,595,692
CSPC Pharmaceutical Group Ltd.	270,000	569,476
Dah Sing Banking Group Ltd.	6,000	11,400
Dah Sing Financial Holdings Ltd.	19,200	102,954
Far East Horizon Ltd.	146,000	141,495
Fosun International Ltd.	122,500	178,706
Fushan International Energy Group Ltd.	94,000	18,939
Galaxy Entertainment Group Ltd.	124,000	670,445
Guangdong Investment Ltd.	160,000	285,643
Guotai Junan International Holdings Ltd.	205,000	37,121
GZI (REIT)	194,000	117,756
Hang Lung Group Ltd.	44,000	108,177
Hang Lung Properties Ltd.	101,000	182,888
Hang Seng Bank Ltd.	38,200	894,359
Henderson Land Development Co. Ltd.	71,950	334,888
Hong Kong & China Gas Co. Ltd.	476,493	910,168
Hong Kong Exchanges and Clearing Ltd.	60,435	1,602,979
Hopewell Holdings Ltd.	35,000	108,009
Hua Hong Semiconductor Ltd. (c)	16,000	27,830
Hysan Development Co. Ltd.	43,000	201,512
Lai Sun Development Co. Ltd.	7,800	11,319
Lenovo Group Ltd.	360,000	229,076
Link (REIT)	112,500	997,042
Melco International Development Ltd.	35,000	59,807
MMG Ltd. (a)	124,000	46,488
MTR Corp. Ltd.	75,047	363,658
New World Development Co. Ltd.	313,289	397,107
PCCW Ltd.	177,000	97,055
Poly Property Group Co. Ltd.	135,000	40,283
Power Assets Holdings Ltd.	79,000	527,375
Prosperity (REIT)	13,000	4,609
Regal (REIT)	52,000	14,323
Shanghai Industrial Holdings Ltd.	100,000	210,152
Shenzhen Investment Ltd.	135,290	38,817
Shun Tak Holdings Ltd.	22,000	7,014
Sino Land Ltd.	156,632	245,675
Sino-Ocean Group Holding Ltd.	103,000	40,323
Sinotrans Shipping Ltd.	24,000	7,988
Sinotruk Hong Kong Ltd.	39,500	56,717
SJM Holdings Ltd.	118,000	95,249
Sun Art Retail Group Ltd.	99,055	108,251
Sun Hung Kai Properties Ltd.	81,500	1,059,189
Sunlight (REIT)	13,000	7,825
Swire Pacific Ltd. (A Shares)	30,500	316,398
Swire Properties Ltd.	66,600	227,182
Techtronic Industries Co. Ltd.	74,500	348,657
Television Broadcasts Ltd.	56,600	119,379
Universal Medical Financial & Technical Advisory Services Co. Ltd. (c)	173,500	134,739
Wharf Holdings Ltd.	74,000	184,577
Wheelock and Co. Ltd.	39,000	208,131
Winteam Pharmaceutical Group Ltd.	98,000	62,359
Yuexiu Property Co. Ltd.	946,000	149,585

TOTAL HONG KONG		27,494,433

Hungary - 0.1%
Magyar Telekom PLC	19,742	26,929
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	17,864	187,333
OTP Bank PLC	12,378	444,769
Richter Gedeon PLC	7,820	145,405

TOTAL HUNGARY		804,436

India - 2.0%
Adani Enterprises Ltd. (a)	7,611	17,494
Adani Gas Ltd. (a)(d)	7,611	6,272
Adani Ports & Special Economic Zone Ltd.	25,618	110,442
Adani Power Ltd. (a)	7,256	4,523
Aditya Birla Fashion and Retail Ltd. (a)	10,575	25,751
AIA Engineering Ltd.	1,908	44,189
Ajanta Pharma Ltd.	286	4,093
Alembic Pharmaceuticals Ltd.	7,019	56,647
Ambuja Cements Ltd.	38,240	101,934
Apollo Hospitals Enterprise Ltd.	8,727	134,640
Apollo Tyres Ltd. (a)	8,706	25,755
Arvind Mills Ltd. (a)	13,319	61,760
Ashok Leyland Ltd.	51,543	79,935
Asian Paints Ltd.	13,344	221,991
Aurobindo Pharma Ltd.	24,683	264,168
Avenue Supermarts Ltd. (a)(c)	8,065	145,897
Axis Bank Ltd. (a)	97,770	769,892
Bajaj Auto Ltd.	4,687	164,368
Bajaj Finance Ltd.	9,094	292,954
Bajaj Finserv Ltd.	2,312	168,950
Balkrishna Industries Ltd.	4,756	70,427
Bayer CropScience Ltd.	495	26,109
Bharat Forge Ltd.	6,714	53,097
Bharat Heavy Electricals Ltd.	76,058	70,700
Bharat Petroleum Corp. Ltd.	41,824	155,568
Bharti Airtel Ltd.	80,641	318,759
Bharti Infratel Ltd.	20,626	75,089
Blue Dart Express Ltd.	43	1,628
Bosch Ltd. (a)	409	109,198
Britannia Industries Ltd.	2,764	210,929
Cadila Healthcare Ltd.	7,464	36,336
Canara Bank Ltd. (a)	4,410	15,619
CEAT Ltd. (a)	225	3,489
CESC Ltd. GDR	2,216	20,822
Cg Power & Industrial Soluti	2,315	1,110
Cipla Ltd. (a)	31,694	269,652
Coal India Ltd.	35,637	128,242
Container Corp. of India Ltd.	21,902	187,674
Credit Analysis & Research Ltd. (a)	132	1,917
CRISIL Ltd.	197	3,843
Crompton Greaves Consumer Electricals Ltd. (a)	24,968	71,991
Dabur India Ltd.	49,617	258,114
Dalmia Bharat Ltd. (a)	1,087	30,874
Dewan Housing Finance Corp. Ltd. (a)	17,328	52,738
Dish TV India Ltd. (a)	40,221	23,629
Dr. Reddy's Laboratories Ltd.	5,664	194,535
eClerx Services Ltd. (a)	3,082	44,336
Edelweiss Financial Services Ltd.	22,487	49,437
Eicher Motors Ltd.	1,026	303,314
Engineers India Ltd.	1,276	1,996
Escorts Ltd. (a)	1,831	15,522
Eveready Industries India Ltd.	848	2,025
Exide Industries Ltd.	4,874	17,533
Federal Bank Ltd.	81,955	91,695
Finolex Cables Ltd. (a)	6,357	42,967
Fortis Healthcare Ltd. (a)	23,747	45,063
GAIL India Ltd.	37,559	190,055
Ge Power India Ltd.	330	3,706
Gillette India Ltd.	57	5,038
Glenmark Pharmaceuticals Ltd.	4,056	34,083
GMR Infrastructure Ltd. (a)	75,851	17,281
Godrej Consumer Products Ltd.	21,094	206,733
Godrej Industries Ltd.	184	1,163
Godrej Properties Ltd. (a)	1,455	11,788
Grasim Industries Ltd. (a)	15,088	170,046
Great Eastern Shipping Co. Ltd.	242	1,025
Gruh Finance Ltd.	5,294	20,697
Havells India Ltd. (a)	11,747	102,572
HCL Technologies Ltd.	30,439	434,443
Hero Motocorp Ltd.	2,322	86,725
Hindalco Industries Ltd.	56,883	169,511
Hindustan Petroleum Corp. Ltd.	26,819	81,280
Hindustan Unilever Ltd.	32,976	723,055
Housing Development Finance Corp. Ltd.	82,391	1,970,934
ICICI Bank Ltd.	138,801	665,599
IDFC Bank Ltd.	86,760	40,588
Iifl Holdings Ltd. (a)	6,651	41,366
India Cements Ltd. (a)	5,046	6,127
Indiabulls Housing Finance Ltd.	20,924	236,116
Indiabulls Real Estate Ltd. (a)	6,400	6,486
Indiabulls Ventures Ltd.	10,489	60,827
Indian Oil Corp. Ltd.	86,658	162,220
Info Edge India Ltd.	1,648	35,183
Infosys Ltd.	180,708	1,669,595
InterGlobe Aviation Ltd. (c)	6,533	78,518
Ipca Laboratories Ltd.	338	3,116
IRB Infrastructure Developers Ltd.	3,943	7,442
ITC Ltd.	173,544	657,243
Jain Irrigation Systems Ltd.	18,440	17,727
Jaiprakash Associates Ltd. (a)	29,089	2,517
Jindal Steel & Power Ltd. (a)	48,419	112,177
JSW Steel Ltd.	47,476	217,866
Jubilant Foodworks Ltd.	4,834	70,817
Jubilant Life Sciences Ltd.	3,486	31,275
Kajaria Ceramics Ltd. (a)	1,102	5,874
Larsen & Toubro Infotech Ltd.	2,045	48,842
Larsen & Toubro Ltd.	31,194	547,245
LIC Housing Finance Ltd.	16,370	90,991
Lupin Ltd. (a)	11,425	136,780
Mahindra & Mahindra Financial Services Ltd. (a)	13,932	77,044
Mahindra & Mahindra Ltd.	44,338	459,176
Manappuram General Finance & Leasing Ltd.	13,651	14,747
Marico Ltd.	20,309	88,227
Maruti Suzuki India Ltd.	5,629	503,566
Max Financial Services Ltd. (a)	4,104	20,931
MindTree Consulting Ltd.	7,309	84,084
Motherson Sumi Systems Ltd. (a)	53,731	118,599
Motilal Oswal Financial Services Ltd.	1,131	9,522
Mphasis BFL Ltd.	6,596	88,020
Multi Commodity Exchange of India Ltd. (a)	182	1,728
Muthoot Finance Ltd. (a)	3,598	19,914
Natco Pharma Ltd.	2,653	27,052
Ncc Ltd. (a)	54,238	55,001
Nestle India Ltd.	1,578	216,513
NTPC Ltd.	89,999	194,272
Oberoi Realty Ltd.	3,854	22,060
Oil & Natural Gas Corp. Ltd.	116,621	241,646
Page Industries Ltd.	466	185,578
PC Jeweller Ltd. (a)	6,790	5,371
Persistent Systems Ltd.	3,130	23,970
Petronet LNG Ltd.	34,504	105,294
Pfizer Ltd.	1,331	52,517
PI Industries Ltd.	3,093	32,444
Pidilite Industries Ltd.	10,425	135,154
Piramal Enterprises Ltd.	4,494	132,025
Power Finance Corp. Ltd.	51,449	66,433
Power Grid Corp. of India Ltd.	75,799	190,574
Prestige Estates Projs. Ltd. (a)	4,180	11,015
PVR Ltd. (a)	153	2,818
Rajesh Exports Ltd.	5,672	43,656
RBL Bank Ltd. (c)	3,501	24,828
Rec Ltd.	47,953	75,470
Redington India Ltd.	14,319	16,050
Reliance Capital Ltd. (a)	4,711	15,408
Reliance Communication Ltd. (a)	61,971	10,348
Reliance Industries Ltd.	151,600	2,175,304
Reliance Infrastructure Ltd. (a)	5,715	27,713
Repco Home Finance Ltd.	83	415
RP-SG Business Process Services Ltd. (a)(d)	443	1,430
RP-SG Retail Ltd. (a)(d)	1,329	4,290
Sadbhav Engineering Ltd. (a)	12,879	35,880
Sanofi India Ltd.	25	1,958
Shree Cement Ltd.	378	71,130
Shriram Transport Finance Co. Ltd.	7,508	118,244
Siemens India Ltd.	7,281	91,721
Sintex Plastics Technology Ltd. (a)	15,333	5,380
Solara Active Pharma Sciences Ltd. (a)	211	926
State Bank of India (a)	114,089	434,081
Strides Shasun Ltd. (a)	1,270	7,286
Sun Pharmaceutical Industries Ltd.	42,740	335,315
Sundaram Finance Ltd.	2,407	48,737
Supreme Industries Ltd. (a)	796	10,600
Suzlon Energy Ltd. (a)	45,292	3,827
Symphony Ltd.	118	1,439
Tata Communications Ltd. (a)	3,714	24,676
Tata Consultancy Services Ltd.	47,753	1,251,386
Tata Global Beverages Ltd.	21,357	62,907
Tata Motors Ltd. (a)	111,444	269,974
Tata Power Co. Ltd.	54,079	55,973
Tata Steel Ltd.	16,694	125,013
Tech Mahindra Ltd. (a)	26,588	267,426
The Indian Hotels Co. Ltd. (a)	43,561	75,861
The Karur Vysya Bank Ltd.	3,746	4,039
The Ramco Cements Ltd. (a)	1,219	9,883
Thermax Ltd.	2,019	27,288
Titan Co. Ltd.	20,014	228,554
Tube Investments of India Ltd.	4,001	26,353
Tube Investments of India Ltd.	4,001	15,837
Ultratech Cemco Ltd. (a)	4,695	222,143
United Spirits Ltd. (a)	12,180	94,990
UPL Ltd. (a)	16,282	148,455
Vedanta Ltd. (a)	95,728	273,296
Vodafone Idea Ltd. (a)	94,641	49,457
Voltas Ltd. (a)	2,256	16,479
WABCO India Ltd.	355	30,247
Welspun India Ltd. (a)	12,290	9,796
Whirlpool of India Ltd.	3,668	69,271
Wipro Ltd.	69,493	311,038
Yes Bank Ltd.	82,387	209,532
Zee Entertainment Enterprises Ltd.	24,074	146,833

TOTAL INDIA		25,663,742

Indonesia - 0.5%
Kresna Graha Investama PT Tbk (a)	910,500	37,432
PT ACE Hardware Indonesia Tbk	504,300	45,446
PT Adaro Energy Tbk	650,000	70,548
PT AKR Corporindo Tbk	192,600	43,835
PT Aneka Tambang Tbk	460,400	20,593
PT Astra International Tbk	1,097,200	570,161
PT Bank Central Asia Tbk	515,200	801,479
PT Bank Danamon Indonesia Tbk Series A	153,900	75,166
PT Bank Jabar Banten Tbk	70,600	8,313
PT Bank Mandiri (Persero) Tbk	1,031,200	463,340
PT Bank Negara Indonesia (Persero) Tbk	466,900	224,966
PT Bank Rakyat Indonesia Tbk	2,934,800	608,099
PT Bank Tabungan Negara Tbk	237,600	33,134
PT Bumi Resources Tbk (a)	3,868,300	43,002
PT Bumi Serpong Damai Tbk (a)	696,900	50,425
PT Charoen Pokphand Indonesia Tbk	326,300	118,050
PT Ciputra Development Tbk	790,100	42,617
PT Global Mediacom Tbk	14,600	315
PT Gudang Garam Tbk	20,800	98,921
PT Hanjaya Mandala Sampoerna Tbk	473,500	116,175
PT Hanson International Tbk (a)	3,268,900	26,018
PT Indah Kiat Pulp & Paper Tbk	137,000	114,674
PT Indo Tambangraya Megah Tbk	15,300	25,060
PT Indocement Tunggal Prakarsa Tbk	106,400	121,080
PT Indofood CBP Sukses Makmur Tbk	72,600	42,622
PT Indofood Sukses Makmur Tbk	274,100	107,729
PT Japfa Comfeed Indonesia Tbk	148,500	19,829
PT Jasa Marga Tbk	76,596	20,909
PT Kalbe Farma Tbk	1,930,500	173,970
PT Link Net Tbk	30,500	8,807
PT Lippo Karawaci Tbk	1,190,100	21,919
PT Matahari Department Store Tbk	103,400	32,987
PT Medco Energi International Tbk (a)	424,200	22,881
PT Media Nusantara Citra Tbk	121,800	6,249
PT Pakuwon Jati Tbk	1,383,800	43,510
PT Pembangunan Perumahan Persero Tbk	253,258	22,156
PT Perusahaan Gas Negara Tbk Series B	466,000	68,049
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	17,000	1,443
PT PP Properti Tbk	481,000	3,037
PT Semen Gresik (Persero) Tbk	127,500	75,481
PT Sitara Propertindo Tbk (a)	49,100	2,971
PT Sugih Energy Tbk (a)	40,500	133
PT Summarecon Agung Tbk	748,400	29,537
PT Surya Citra Media Tbk	295,600	30,527
PT Telekomunikasi Indonesia Tbk Series B	2,673,700	677,313
PT Tower Bersama Infrastructure Tbk	79,000	24,320
PT Unilever Indonesia Tbk	78,700	223,766
PT United Tractors Tbk	117,400	258,701
PT Waskita Karya Persero Tbk	144,500	13,687
PT Wijaya Karya Persero Tbk	236,426	17,107
Siloam International Hospitals Tbk PT (a)	13,600	2,058

TOTAL INDONESIA		5,710,547

Ireland - 0.4%
AIB Group PLC	42,377	205,049
Bank Ireland Group PLC	51,192	363,261
C&C Group PLC	8,418	31,274
Cairn Homes PLC (a)	54,034	86,661
CRH PLC	42,651	1,272,202
Dalata Hotel Group PLC	9,355	57,960
DCC PLC (United Kingdom)	4,630	397,398
Glanbia PLC	15,578	275,606
Grafton Group PLC unit	13,297	123,053
Green REIT PLC	79,320	130,989
Greencore Group PLC	34,021	82,275
Hibernia (REIT) PLC	17,950	28,260
Irish Continental Group PLC unit	9,952	58,615
Irish Residential Properties REIT PLC	974	1,569
James Hardie Industries PLC CDI	22,922	305,003
Kerry Group PLC Class A	8,261	846,792
Kingspan Group PLC (Ireland)	6,852	298,019
Origin Enterprises PLC	17,170	110,268
Paddy Power Betfair PLC (Ireland)	4,283	369,657
Permanent Tsb Group Hld PLC (a)	637	1,371
Ryanair Holdings PLC sponsored ADR (a)	1,028	85,118
Smurfit Kappa Group PLC	11,480	374,221
United Drug PLC (United Kingdom)	14,682	118,604

TOTAL IRELAND		5,623,225

Isle of Man - 0.1%
Gaming VC Holdings SA	27,084	324,378
Genting Singapore Ltd.	337,400	214,354
NEPI Rockcastle PLC	17,800	153,706
Playtech Ltd.	16,803	102,878
Redefine International PLC	5,652	2,388

TOTAL ISLE OF MAN		797,704

Israel - 0.5%
Airport City Ltd. (a)	7,556	88,015
Alony Hetz Properties & Investments Ltd.	18,568	176,703
Amot Investments Ltd.	8,182	40,670
Azrieli Group	2,688	130,503
Bank Hapoalim BM (Reg.)	59,108	400,425
Bank Leumi le-Israel BM	76,267	476,073
Bezeq The Israel Telecommunication Corp. Ltd.	89,480	102,906
Caesarstone Sdot-Yam Ltd. (b)	1,088	17,180
Cellcom Israel Ltd. (Israel) (a)	5,937	37,507
Check Point Software Technologies Ltd. (a)	6,344	704,184
CyberArk Software Ltd. (a)	5,102	348,263
Delek Group Ltd.	333	55,941
Elbit Systems Ltd. (Israel)	1,014	121,303
First International Bank of Israel	2,356	50,789
Formula Systems (1985) Ltd.	126	4,901
Gazit-Globe Ltd.	1,653	13,829
Harel Insurance Investments and Financial Services Ltd.	9,721	71,264
Israel Chemicals Ltd.	32,652	188,371
Israel Corp. Ltd. (Class A)	429	125,591
Israel Discount Bank Ltd. (Class A)	54,831	179,387
Ituran Location & Control Ltd.	1,134	38,692
Jerusalem Economy Ltd. (a)	1,266	3,403
Jerusalem Oil Exploration Ltd. (a)	374	21,526
Kornit Digital Ltd. (a)	2,500	46,150
Mazor Robotics Ltd. (a)	1,995	58,029
Melisron Ltd.	1,481	62,826
Migdal Insurance & Financial Holdings Ltd.	2,273	2,515
Mizrahi Tefahot Bank Ltd.	5,565	93,771
NICE Systems Ltd. (a)	3,376	357,943
Oil Refineries Ltd.	46,046	21,885
Orbotech Ltd. (a)	2,103	117,642
Partner Communications Co. Ltd. (a)	7,712	39,101
Paz Oil Co. Ltd.	313	46,868
Plus500 Ltd.	3,162	54,724
Radware Ltd. (a)	1,220	28,316
Reit 1 Ltd.	36,618	143,229
Shikun & Binui Ltd. (a)	20,523	39,166
SodaStream International Ltd. (a)	1,313	188,271
Strauss Group Ltd.	3,837	84,201
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	49,943	997,861
Tower Semiconductor Ltd. (a)	5,008	77,654
Wix.com Ltd. (a)	2,559	249,119

TOTAL ISRAEL		6,106,697

Italy - 1.3%
A2A SpA	97,271	156,943
ACEA SpA	1,409	18,528
Amplifon SpA	5,221	92,606
Ascopiave SpA	12,371	40,635
Assicurazioni Generali SpA	54,914	888,192
Astm SpA	2,401	47,646
Atlantia SpA	25,718	517,340
Autogrill SpA	4,595	45,253
Azimut Holding SpA	7,095	87,474
Banca Generali SpA	5,954	114,847
Banca IFIS SpA	642	11,300
Banca Mediolanum S.p.A.	16,321	94,741
Banca Monte dei Paschi di Siena SpA (a)(b)	12,845	21,132
Banca Popolare dell'Emilia Romagna	23,378	88,917
Banca Popolare di Sondrio SCARL	25,038	79,066
Banco BPM SpA (a)	96,611	181,757
Beni Stabili SpA SIIQ	119,844	102,553
Beni Stabili SpA SIIQ rights (a)	119,844	1
Biesse SpA	462	10,644
Brembo SpA	8,193	90,756
Brunello Cucinelli SpA	1,252	42,897
Buzzi Unicem SpA	5,507	105,882
Cerved Information Solutions SpA	10,444	83,338
Compagnie Industriali Riunite SpA (CIR)	1,763	1,877
Credito Emiliano SpA	3,458	20,641
Credito Valtellinese SC (a)	328,946	34,426
Danieli & C. Officine Meccaniche SpA	1,400	26,164
Datalogic SpA	613	18,017
Davide Campari-Milano SpA	37,525	288,806
De Longhi SpA	3,032	80,360
DiaSorin S.p.A.	1,445	137,154
Enav SpA (c)	12,759	57,546
Enel SpA	406,264	1,991,939
Eni SpA	125,623	2,231,033
ERG SpA	2,649	49,476
Fincantieri SpA	23,908	34,905
FinecoBank SpA	20,446	214,120
Hera SpA	49,032	135,508
Immobiliare Grande Distribuzione SpA	903	6,375
Industria Macchine Automatiche SpA (IMA)	720	43,263
Infrastrutture Wireless Italiane SpA (c)	9,065	63,145
Interpump Group SpA	4,488	129,625
Intesa Sanpaolo SpA	790,949	1,752,011
Iren SpA	21,493	46,570
Italgas SpA	22,389	115,687
Italmobiliare SpA	66	1,458
Leonardo SpA	23,240	252,436
Luxottica Group SpA	7,585	476,981
Maire Tecnimont SpA	6,337	27,763
MARR SpA	1,204	29,156
Mediaset SpA (a)	22,568	68,020
Mediobanca SpA	37,736	331,334
Moncler SpA	8,718	303,145
OVS (a)(c)	19,908	35,199
Piaggio & C SpA	5,908	12,654
Pirelli & C. S.p.A. (c)	17,608	129,514
Poste Italiane SpA (c)	35,495	255,292
Prysmian SpA	14,659	284,916
Rai Way SpA (c)	3,341	17,313
Recordati SpA	6,256	212,009
Reply SpA	849	47,081
Safilo Group SpA (a)	143	267
Saipem SpA (a)	35,135	192,412
Salini Impregilo SpA	10,586	23,357
Salvatore Ferragamo Italia SpA	3,856	91,324
Saras Raffinerie Sarde SpA	32,211	62,862
Snam Rete Gas SpA	112,997	467,661
Societa Cattolica Di Assicurazioni SCRL	5,735	46,412
Societa Iniziative Autostradali e Servizi SpA (SIAS)	4,758	67,149
Technogym SpA (c)	5,245	57,388
Telecom Italia SpA (a)	341,208	200,683
Terna SpA	74,282	384,079
Tod's SpA	706	43,221
UniCredit SpA	107,409	1,376,668
Unione di Banche Italiane SCpA	69,274	211,851
Unipol Gruppo SpA	44,011	177,363
Zignago Vetro SpA	165	1,534

TOTAL ITALY		16,289,598

Japan - 16.3%
77 Bank Ltd.	2,400	49,708
A/S One Corp.	1,900	135,047
ABC-MART, Inc.	1,807	105,696
ACOM Co. Ltd.	21,100	77,978
Activia Properties, Inc.	36	149,315
Adastria Co. Ltd.	200	3,258
Adeka Corp.	2,600	38,642
Advance Residence Investment Corp.	49	125,154
Advantest Corp.	8,159	150,619
Aeon (REIT) Investment Corp.	102	112,545
AEON Co. Ltd.	32,125	737,338
Aeon Delight Co. Ltd.	1,800	60,300
AEON Financial Service Co. Ltd.	3,999	78,538
AEON MALL Co. Ltd.	6,600	122,191
Agc, Inc.	8,263	270,650
Ai Holdings Corp.	1,200	22,908
Aica Kogyo Co. Ltd.	5,800	172,712
Aichi Steel Corp.	100	3,536
Aida Engineering Ltd.	3,500	28,847
Aiful Corp. (a)	10,100	26,674
Ain Holdings, Inc.	1,700	133,186
Air Water, Inc.	6,100	98,986
Aisin Seiki Co. Ltd.	8,600	338,025
Ajinomoto Co., Inc.	26,725	431,755
Akita Bank Ltd.	100	2,324
Alfresa Holdings Corp.	9,139	244,198
All Nippon Airways Ltd.	7,541	253,571
Alpine Electronics, Inc.	1,500	25,537
Alps Electric Co. Ltd.	11,878	279,998
Amada Holdings Co. Ltd.	28,100	264,726
Amano Corp.	2,000	42,540
Anicom Holdings, Inc.	900	28,754
Anritsu Corp.	6,700	101,656
Aoki International Co. Ltd.	200	2,641
Aoyama Trading Co. Ltd.	1,500	45,465
Aozora Bank Ltd.	9,200	317,459
ARCS Co. Ltd.	3,900	94,636
Ariake Japan Co. Ltd.	800	70,900
Asahi Diamond Industrial Co. Ltd.	4,700	29,699
Asahi Group Holdings	19,859	872,705
Asahi Holdings, Inc.	1,700	36,385
ASAHI INTECC Co. Ltd.	5,380	220,044
Asahi Kasei Corp.	63,500	761,902
Asics Corp.	8,200	119,183
ASKUL Corp.	600	16,537
Astellas Pharma, Inc.	99,003	1,529,617
Atom Corp.	1,400	12,420
Autobacs Seven Co. Ltd.	1,400	22,520
Avex, Inc.	200	2,692
Axial Retailing, Inc.	1,300	42,629
Azbil Corp.	10,000	186,290
Bandai Namco Holdings, Inc.	10,900	387,854
Bank of Kyoto Ltd.	2,800	126,308
Bank of Nagoya Ltd.	100	3,164
Bank of The Ryukyus Ltd.	2,700	30,796
Belc Co. Ltd.	800	40,838
Belluna Co. Ltd.	1,500	14,902
Benefit One, Inc.	1,700	43,767
Benesse Holdings, Inc.	3,800	105,916
Bic Camera, Inc.	5,400	71,451
BML, Inc.	1,600	44,029
Bridgestone Corp.	29,958	1,155,160
Brother Industries Ltd.	15,700	288,161
Bunka Shutter Co. Ltd.	300	2,103
Calbee, Inc.	5,800	192,759
Canon Marketing Japan, Inc.	1,600	30,331
Canon, Inc.	51,443	1,465,272
Capcom Co. Ltd.	4,800	99,714
Casio Computer Co. Ltd.	11,200	169,043
Cawachi Ltd.	200	3,713
Central Glass Co. Ltd.	2,800	60,549
Central Japan Railway Co.	7,055	1,353,916
Chiba Bank Ltd.	29,000	183,464
Chiyoda Co. Ltd.	100	1,930
Chiyoda Corp.	6,000	29,856
Chofu Seisakusho Co. Ltd.	100	2,025
Chubu Electric Power Co., Inc.	34,016	490,534
Chudenko Corp.	600	12,624
Chugai Pharmaceutical Co. Ltd.	11,100	649,869
Chugoku Electric Power Co., Inc.	14,100	181,444
Chugoku Marine Paints Ltd.	5,400	43,407
Citizen Watch Co. Ltd.	16,600	95,549
CKD Corp.	2,665	30,704
Clarion Co. Ltd.	200	4,376
Coca-Cola West Co. Ltd.	6,950	182,011
cocokara fine HOLDINGS, Inc.	1,300	71,547
COLOPL, Inc.	500	3,084
Colowide Co. Ltd.	4,100	99,888
Comforia Residential REIT, Inc.	57	136,444
COMSYS Holdings Corp.	7,900	219,860
Concordia Financial Group Ltd.	53,300	243,941
Cookpad, Inc.	500	1,835
Cosmo Energy Holdings Co. Ltd.	2,600	96,663
Cosmos Pharmaceutical Corp.	700	143,120
Create Restaurants Holdings, Inc.	200	2,116
Create SD Holdings Co. Ltd.	1,800	45,672
Credit Saison Co. Ltd.	6,901	109,588
CyberAgent, Inc.	5,100	217,021
CYBERDYNE, Inc. (a)(b)	7,900	55,871
Dai Nippon Printing Co. Ltd.	10,300	231,106
Dai-ichi Mutual Life Insurance Co.	56,999	1,069,605
Daibiru Corp.	200	2,021
Daicel Chemical Industries Ltd.	13,721	145,315
Daido Metal Co. Ltd.	400	3,056
Daido Steel Co. Ltd.	3,500	144,237
Daifuku Co. Ltd.	6,100	262,738
Daihen Corp.	1,600	37,464
Daiho Corp.	200	5,512
Daiichi Sankyo Kabushiki Kaisha	29,200	1,116,118
Daiichikosho Co. Ltd.	2,400	110,604
Daikin Industries Ltd.	12,968	1,503,146
Daikyo, Inc.	400	10,500
DaikyoNishikawa Corp.	1,600	15,314
Dainippon Sumitomo Pharma Co. Ltd.	8,600	179,686
Daio Paper Corp.	6,000	77,901
Daiseki Co. Ltd.	1,600	37,917
Daishi Hokuetsu Financial Group, Inc.	1,842	66,278
Daito Trust Construction Co. Ltd.	3,844	507,605
Daiwa House Industry Co. Ltd.	30,544	922,256
Daiwa House REIT Investment Corp.	92	201,391
Daiwa Office Investment Corp.	18	109,913
Daiwa Securities Group, Inc.	82,000	470,246
Daiwabo Holdings Co. Ltd.	500	29,556
DCM Japan Holdings Co. Ltd.	25,700	249,632
DeNA Co. Ltd.	3,600	59,882
Denki Kagaku Kogyo KK	4,400	143,100
DENSO Corp.	21,322	951,084
Dentsu, Inc.	11,700	542,644
Descente Ltd.	1,800	47,156
Dexerials Corp.	1,700	14,629
Dic Corp.	3,200	94,581
Digital Garage, Inc.	1,400	38,277
Dip Corp.	800	17,427
Disco Corp.	1,700	270,740
Dmg Mori Co. Ltd.	4,800	69,553
Don Quijote Holdings Co. Ltd.	6,823	408,769
Doshisha Co. Ltd.	100	2,061
Doutor Nichires Holdings Co., Ltd.	500	8,894
Dowa Holdings Co. Ltd.	3,300	96,041
Dr. Ci:Labo Co., Ltd.	1,000	51,934
DTS Corp.	1,500	52,111
Duskin Co. Ltd.	6,000	136,553
Dydo Group Holdings, Inc.	100	5,078
Eagle Industry Co. Ltd.	300	3,496
Earth Corp.	700	31,825
East Japan Railway Co.	15,010	1,310,940
Ebara Corp.	4,500	131,068
EDION Corp.	1,300	13,664
Ehime Bank Ltd.	2,400	24,801
Eiken Chemical Co. Ltd.	2,800	62,633
Eisai Co. Ltd.	13,200	1,099,302
Eizo Corp.	600	24,461
Electric Power Development Co. Ltd.	11,100	302,499
en-japan, Inc.	2,200	87,934
EPS Co. Ltd.	2,000	39,048
euglena Co. Ltd. (a)	1,200	6,860
Exedy Corp.	1,200	29,629
Ezaki Glico Co. Ltd.	2,100	104,595
FamilyMart Co. Ltd.	3,277	379,837
Fancl Corp.	2,400	106,137
Fanuc Corp.	10,085	1,754,458
Fast Retailing Co. Ltd.	3,036	1,528,642
FCC Co. Ltd.	3,000	74,285
Ferrotec Holdings Corp.	2,700	24,479
Financial Products Group Co. Ltd.	4,200	41,056
Foster Electric Co. Ltd.	1,100	16,017
FP Corp.	1,400	71,839
Frontier Real Estate Investment Corp.	30	114,991
Fuji Corp.	4,800	67,213
Fuji Electric Co. Ltd.	8,200	250,309
Fuji Kyuko Co. Ltd.	500	14,601
Fuji Oil Holdings, Inc.	1,700	49,041
Fuji Seal International, Inc.	2,600	78,921
Fuji Soft ABC, Inc.	600	27,545
Fujicco Co. Ltd.	100	2,294
Fujifilm Holdings Corp.	19,400	839,057
Fujikura Ltd.	15,800	68,158
Fujimi, Inc.	200	4,571
Fujimori Kogyo Co. Ltd.	400	11,628
Fujitec Co. Ltd.	4,200	45,784
Fujitsu General Ltd.	5,500	82,133
Fujitsu Ltd.	10,242	623,107
Fukuda Denshi Co. Ltd.	700	44,171
Fukuoka (REIT) Investment Fund	18	27,199
Fukuoka Financial Group, Inc.	8,000	196,566
Fukushima Industries Corp.	100	4,555
Fukuyama Transporting Co. Ltd.	1,000	38,685
Funai Soken Holdings, Inc.	900	19,087
Furukawa Co. Ltd.	600	7,445
Furukawa Electric Co. Ltd.	5,300	143,032
Fuso Chemical Co. Ltd.	300	5,998
Futaba Corp.	3,900	60,901
Futaba Industrial Co. Ltd.	700	3,834
Fuyo General Lease Co. Ltd.	500	27,784
G-Tekt Corp.	1,300	18,353
Global One Real Estate Investment Corp.	32	32,274
Glory Ltd.	2,200	51,317
GLP J-REIT	164	162,350
GMO Internet, Inc.	4,100	58,574
GMO Payment Gateway, Inc.	1,600	77,706
GNI Group Ltd. (a)	700	20,565
Goldcrest Co. Ltd.	300	4,693
GOLDWIN, Inc.	600	42,753
GREE, Inc.	3,400	14,253
GS Yuasa Corp.	2,000	41,054
Gulliver International Co. Ltd.	400	1,351
GungHo Online Entertainment, Inc.	28,000	50,374
Gunma Bank Ltd.	10,900	49,460
Gunze Ltd.	700	31,081
Gurunavi, Inc.	100	764
H.I.S. Co. Ltd.	2,300	69,814
H2O Retailing Corp.	8,600	133,609
Hakuhodo DY Holdings, Inc.	11,900	198,905
Hamamatsu Photonics K.K.	6,300	211,052
Hankyu Hanshin Holdings, Inc.	12,600	415,403
Hankyu REIT, Inc.	9	11,199
Hanwa Co. Ltd.	1,700	55,820
Harmonic Drive Systems, Inc. (b)	2,100	63,930
Haseko Corp.	18,500	234,425
Hazama Ando Corp.	12,500	86,188
Heiwa Corp.	1,700	38,916
Heiwa Real Estate (REIT), Inc.	15	14,716
Heiwa Real Estate Co. Ltd.	1,700	31,519
Heiwado Co. Ltd.	1,800	46,198
Hiday Hidaka Corp.	2,160	42,076
Hikari Tsushin, Inc.	1,300	227,199
Hino Motors Ltd.	17,800	170,387
Hirata Corp.	400	24,709
Hirose Electric Co. Ltd.	2,155	204,929
Hiroshima Bank Ltd.	14,400	89,206
Hisamitsu Pharmaceutical Co., Inc.	3,300	186,299
Hitachi Capital Corp.	1,900	46,677
Hitachi Chemical Co. Ltd.	5,700	89,969
Hitachi Construction Machinery Co. Ltd.	5,000	132,752
Hitachi High-Technologies Corp.	3,100	116,901
Hitachi Ltd.	50,976	1,558,346
Hitachi Metals Ltd.	13,000	153,463
Hitachi Transport System Ltd.	2,200	56,621
Hitachi Zosen Corp.	2,900	11,021
Hogy Medical Co. Ltd.	3,300	97,390
Hokkaido Electric Power Co., Inc.	16,000	93,588
Hokuetsu Kishu Paper Co. Ltd.	9,200	43,947
Hokuhoku Financial Group, Inc.	4,300	53,467
Hokuriku Electric Power Co., Inc. (a)	18,300	170,617
Hokuto Corp.	100	1,708
Honda Motor Co. Ltd.	83,272	2,377,043
Horiba Ltd.	2,000	93,942
Hoshino Resorts REIT, Inc.	13	61,063
Hoshizaki Corp.	2,500	201,843
Hosiden Corp.	1,800	16,543
House Foods Group, Inc.	1,900	54,726
Hoya Corp.	19,918	1,132,220
Hulic (REIT), Inc.	65	94,532
Hulic Co. Ltd.	12,400	113,741
Hyakujushi Bank Ltd.	700	17,916
Ibiden Co. Ltd.	8,700	107,483
IBJ Leasing Co. Ltd.	1,600	40,214
Ichibanya Co. Ltd.	100	3,811
Ichigo, Inc.	8,900	29,105
Idemitsu Kosan Co. Ltd.	6,800	310,365
IHI Corp.	8,872	324,560
Iida Group Holdings Co. Ltd.	11,300	205,700
Inaba Denki Sangyo Co. Ltd.	400	16,112
Inabata & Co. Ltd.	1,000	13,382
Industrial & Infrastructure Fund Investment Corp.	97	97,400
Ines Corp.	3,700	43,252
Infomart Corp.	3,200	33,181
INPEX Corp.	50,500	575,024
Internet Initiative Japan, Inc.	1,600	30,927
Invesco Office J-REIT, Inc.	426	60,218
Invincible Investment Corp.	361	149,410
Iriso Electronics Co. Ltd.	500	21,159
Iseki & Co. Ltd.	100	1,717
Isetan Mitsukoshi Holdings Ltd.	16,271	190,164
Istyle, Inc.	1,300	11,683
Isuzu Motors Ltd.	30,868	404,696
IT Holdings Corp.	3,300	147,986
ITO EN Ltd.	2,260	96,341
Itochu Corp.	73,050	1,354,783
Itochu Enex Co. Ltd.	300	2,826
ITOCHU Techno-Solutions Corp.	6,012	114,022
Itoham Yonekyu Holdings, Inc.	10,100	63,553
Iwatani Corp.	600	21,190
Iyo Bank Ltd.	7,900	46,979
Izumi Co. Ltd.	2,100	114,273
J Trust Co. Ltd.	7,200	36,818
J. Front Retailing Co. Ltd.	10,200	133,664
JACCS Co. Ltd.	200	3,754
JAFCO Co. Ltd.	900	34,776
Japan Airlines Co. Ltd.	7,000	249,205
Japan Airport Terminal Co. Ltd.	2,800	107,697
Japan Aviation Electronics Industry Ltd.	1,000	13,303
Japan Display, Inc. (a)	24,400	23,571
Japan Excellent, Inc.	89	115,475
Japan Exchange Group, Inc.	29,800	535,072
Japan Hotel REIT Investment Corp.	280	199,264
Japan Lifeline Co. Ltd.	2,300	33,409
Japan Logistics Fund, Inc.	52	103,783
Japan Material Co. Ltd.	1,800	21,105
Japan Petroleum Exploration Co. Ltd.	1,300	27,547
Japan Post Bank Co. Ltd.	17,034	198,819
Japan Post Holdings Co. Ltd.	75,238	892,209
Japan Prime Realty Investment Corp.	36	128,577
Japan Real Estate Investment Corp.	63	324,952
Japan Rental Housing Investment, Inc.	42	32,942
Japan Retail Fund Investment Corp.	119	219,786
Japan Securities Finance Co. Ltd.	500	2,809
Japan Steel Works Ltd.	2,800	59,171
Japan Tobacco, Inc.	56,843	1,460,600
Japan Wool Textile Co. Ltd.	400	3,162
JCR Pharmaceuticals Co. Ltd.	1,000	42,496
JEOL Ltd.	2,500	41,122
JFE Holdings, Inc.	24,900	467,910
JGC Corp.	12,342	238,902
Jimoto Holdings, Inc.	13,900	18,232
JIN Co. Ltd.	1,100	62,489
Joshin Denki Co. Ltd.	1,800	46,023
Joyful Honda Co. Ltd.	1,400	20,212
JSR Corp.	9,300	138,962
JTEKT Corp.	10,200	126,905
Juroku Bank Ltd.	1,300	29,425
Justsystems Corp.	700	14,331
JVC KENWOOD Holdings, Inc.	700	1,725
JX Holdings, Inc.	173,150	1,169,972
K's Holdings Corp.	10,100	127,643
kabu.com Securities Co. Ltd.	600	2,164
Kadokawa Dwango Corp.	2,000	19,958
Kagome Co. Ltd.	2,700	72,026
Kajima Corp.	25,000	321,913
Kakaku.com, Inc.	7,500	136,062
Kaken Pharmaceutical Co. Ltd.	1,556	78,052
Kameda Seika Co. Ltd.	1,400	66,380
Kamigumi Co. Ltd.	5,500	113,768
Kanamoto Co. Ltd.	1,400	46,776
Kandenko Co. Ltd.	7,800	79,635
Kaneka Corp.	2,600	108,761
Kanematsu Corp.	3,200	41,150
Kansai Electric Power Co., Inc.	36,399	557,105
Kansai Mirai Financial Group, Inc. (a)	6,700	52,135
Kansai Paint Co. Ltd.	12,939	191,617
Kanto Denka Kogyo Co. Ltd.	1,000	9,102
Kao Corp.	26,091	1,735,631
Kato Sangyo	1,100	33,877
Kawasaki Heavy Industries Ltd.	6,300	149,300
Kawasaki Kisen Kaisha Ltd. (a)	6,100	81,286
KDDI Corp.	90,637	2,193,402
Keihan Electric Railway Co., Ltd.	6,700	254,141
Keihin Corp.	1,600	31,607
Keihin Electric Express Railway Co. Ltd.	13,439	199,021
Keio Corp.	5,103	277,165
Keisei Electric Railway Co.	5,506	169,684
Kenedix Office Investment Corp.	26	161,067
Kenedix Residential Investment Corp.	49	74,867
Kenedix Retail REIT Corp.	12	25,524
Kenedix, Inc.	26,000	135,259
Kewpie Corp.	6,700	154,563
Keyence Corp.	5,075	2,487,238
KH Neochem Co. Ltd.	800	22,688
Kikkoman Corp.	7,000	383,511
Kinden Corp.	4,392	70,453
Kintetsu Group Holdings Co. Ltd.	8,653	332,056
Kintetsu World Express, Inc.	2,600	40,393
Kirin Holdings Co. Ltd.	41,770	996,738
Kisoji Co. Ltd.	300	6,905
Kissei Pharmaceutical Co. Ltd.	1,400	40,386
Kitz Corp.	1,400	11,154
Koa Corp.	1,100	15,169
Kobayashi Pharmaceutical Co. Ltd.	3,300	216,422
Kobe Bussan Co. Ltd.	600	15,251
Kobe Steel Ltd.	22,700	182,515
Kohnan Shoji Co. Ltd.	1,400	35,101
Koito Manufacturing Co. Ltd.	5,100	243,169
Kokuyo Co. Ltd.	4,600	72,729
Komatsu Ltd.	47,011	1,224,282
KOMEDA Holdings Co. Ltd.	1,900	37,399
KOMERI Co. Ltd.	600	15,559
Komori Corp.	3,300	35,827
Konami Holdings Corp.	4,300	164,046
Konica Minolta, Inc.	19,800	195,988
Konoike Transport Co. Ltd.	500	7,577
Kose Corp.	1,800	269,119
Koshidaka Holdings Co. Ltd.	2,800	32,582
Kotobuki Spirits Co. Ltd.	600	22,972
Kubota Corp.	50,810	802,127
Kumagai Gumi Co. Ltd.	1,000	26,109
Kumiai Chemical Industry Co. Ltd.	3,500	21,775
Kura Corp. Ltd.	700	40,573
Kurabo Industries Ltd.	300	7,240
Kuraray Co. Ltd.	14,352	197,132
Kureha Chemical Industry Co. Ltd.	1,500	96,646
Kurita Water Industries Ltd.	5,800	143,053
Kusuri No Aoki Holdings Co. Ltd.	1,100	78,965
Kyb Corp.	1,400	33,587
Kyocera Corp.	16,337	884,206
Kyoei Steel Ltd.	100	1,815
Kyokuto Kaihatsu Kogyo Co. Ltd.	500	7,148
Kyorin Holdings, Inc.	11,000	240,502
Kyoritsu Maintenance Co. Ltd.	3,100	137,643
Kyowa Exeo Corp.	4,900	132,016
Kyowa Hakko Kirin Co., Ltd.	17,700	342,793
Kyudenko Corp.	3,200	116,701
Kyushu Electric Power Co., Inc.	19,478	226,828
Kyushu Financial Group, Inc.	14,785	65,385
Kyushu Railway Co.	9,100	279,045
LaSalle Logiport REIT	63	58,011
Lasertec Corp.	2,700	77,529
Lawson, Inc.	2,700	170,851
Leopalace21 Corp.	10,000	41,742
LIFE Corp.	100	2,475
LIFULL Co. Ltd.	2,300	15,573
LINE Corp. (a)	3,800	121,151
Lintec Corp.	4,500	106,563
Lion Corp.	13,036	244,927
LIXIL Group Corp.	12,895	203,422
M3, Inc.	21,790	351,081
Mabuchi Motor Co. Ltd.	2,500	89,068
Macnica Fuji Electronics Holdings, Inc.	3,700	53,515
Macromill, Inc.	2,100	41,689
Maeda Corp.	15,000	169,628
Maeda Road Construction Co. Ltd.	5,700	104,013
Makino Milling Machine Co. Ltd.	2,000	76,395
Makita Corp.	10,900	377,228
Mandom Corp.	5,200	144,707
Mani, Inc.	1,400	64,395
Marubeni Corp.	85,100	690,050
Marudai Food Co. Ltd.	200	3,254
Maruha Nichiro Corp.	1,400	50,683
Marui Group Co. Ltd.	8,502	183,063
Maruichi Steel Tube Ltd.	3,500	101,121
Marusan Securities Co. Ltd.	900	6,931
Maruwa Ceramic Co. Ltd.	500	28,227
Matsui Securities Co. Ltd.	13,900	141,667
Matsumotokiyoshi Holdings Co. Ltd.	4,300	155,103
Max Co. Ltd.	1,000	13,480
Maxell Holdings Ltd.	1,500	19,090
Mazda Motor Corp.	39,200	417,523
McDonald's Holdings Co. (Japan) Ltd.	3,028	133,373
MCJ Co. Ltd.	5,900	47,008
MCUBS MidCity Investment Corp.	161	123,566
Mebuki Financial Group, Inc.	44,268	135,352
Medipal Holdings Corp.	12,000	257,686
Megachips Corp.	600	11,528
Megmilk Snow Brand Co. Ltd.	1,800	42,147
Meidensha Corp.	3,400	48,061
Meiji Holdings Co. Ltd.	7,000	464,448
Meitec Corp.	2,700	113,183
Menicon Co. Ltd.	1,800	39,722
Micronics Japan Co. Ltd.	100	641
Milbon Co. Ltd.	2,300	82,554
Minebea Mitsumi, Inc.	23,095	353,308
Miraca Holdings, Inc.	2,047	49,889
Mirait Holdings Corp.	2,300	37,139
Miroku Jyoho Service Co., Ltd.	200	3,775
Misumi Group, Inc.	15,105	303,345
Mitsuba Corp.	500	3,948
Mitsubishi Chemical Holdings Corp.	72,157	562,492
Mitsubishi Corp.	69,051	1,943,462
Mitsubishi Electric Corp.	92,792	1,174,695
Mitsubishi Estate Co. Ltd.	62,371	996,801
Mitsubishi Gas Chemical Co., Inc.	11,045	186,082
Mitsubishi Heavy Industries Ltd.	15,266	538,153
Mitsubishi Logistics Corp.	7,100	162,771
Mitsubishi Materials Corp.	5,300	146,730
Mitsubishi Motors Corp. of Japan	41,034	257,746
Mitsubishi Pencil Co. Ltd.	2,600	45,348
Mitsubishi Shokuhin Co. Ltd.	100	2,576
Mitsubishi Tanabe Pharma Corp.	16,109	238,134
Mitsubishi UFJ Financial Group, Inc.	609,139	3,686,809
Mitsubishi UFJ Lease & Finance Co. Ltd.	31,400	161,682
Mitsuboshi Belting Ltd.	500	12,279
Mitsui & Associates Telepark Corp.	300	6,806
Mitsui & Co. Ltd.	83,782	1,399,881
Mitsui Chemicals, Inc.	8,500	190,605
Mitsui Engineering & Shipbuilding Co. (a)	7,000	117,545
Mitsui Fudosan Co. Ltd.	47,340	1,066,203
Mitsui Fudosan Logistics Park, Inc.	17	49,568
Mitsui High-Tec, Inc.	500	5,375
Mitsui Mining & Smelting Co. Ltd.	2,300	65,165
Mitsui OSK Lines Ltd.	7,300	177,423
Mitsui Sugar Co. Ltd.	700	18,859
Mitsui-Soko Co. Ltd. (a)	400	6,168
Miura Co. Ltd.	5,855	143,476
mixi, Inc.	1,500	32,782
Mizuho Financial Group, Inc.	1,214,884	2,086,398
Mizuno Corp.	200	4,678
Mochida Pharmaceutical Co. Ltd.	900	71,308
Modec, Inc.	300	9,040
Monex Group, Inc.	14,500	57,185
MonotaRO Co. Ltd.	6,200	136,874
Mori Hills REIT Investment Corp.	89	110,111
Mori Trust Hotel (REIT), Inc.	15	18,119
MORI TRUST Sogo (REIT), Inc.	64	90,752
Morinaga & Co. Ltd.	1,800	72,345
Morinaga Milk Industry Co. Ltd.	2,700	72,026
Morita Holdings Corp.	100	1,906
MOS Food Services, Inc.	400	10,600
MS&AD Insurance Group Holdings, Inc.	23,797	714,796
Murata Manufacturing Co. Ltd.	9,634	1,465,570
Musashi Seimitsu Industry Co. Ltd.	1,800	26,274
Nabtesco Corp.	4,900	108,044
Nachi-Fujikoshi Corp.	500	20,406
Nagaileben Co. Ltd.	1,400	31,441
Nagase & Co. Ltd.	6,300	99,049
Nagoya Railroad Co. Ltd.	7,516	181,580
Nakanishi, Inc.	3,900	91,352
Namura Shipbuilding Co. Ltd.	500	2,229
Nankai Electric Railway Co. Ltd.	8,500	207,990
NEC Corp.	12,000	344,463
NEC System Integration & Constuction Ltd.	100	2,182
Net One Systems Co. Ltd.	4,800	100,479
New Hampshire Foods Ltd.	8,113	279,784
Nexon Co. Ltd. (a)	24,700	281,510
NGK Insulators Ltd.	17,200	242,074
NGK Spark Plug Co. Ltd.	8,600	174,690
NHK Spring Co. Ltd.	8,487	72,960
Nichi-iko Pharmaceutical Co. Ltd.	500	6,829
Nichias Corp.	2,000	43,674
Nichicon Corp.	1,700	14,117
Nichiha Corp.	600	13,235
Nichirei Corp.	6,210	149,152
Nidec Corp.	11,745	1,508,265
Nifco, Inc.	3,200	72,914
Nihon Kohden Corp.	3,400	101,547
Nihon M&A Center, Inc.	8,300	199,124
Nihon Parkerizing Co. Ltd.	5,100	61,606
Nihon Unisys Ltd.	4,200	92,051
Nikkiso Co. Ltd.	2,200	25,561
Nikkon Holdings Co. Ltd.	3,200	77,423
Nikon Corp.	15,700	273,693
Nintendo Co. Ltd.	5,888	1,838,251
Nippo Corp.	3,400	55,986
Nippon Accommodations Fund, Inc.	18	82,474
Nippon Building Fund, Inc.	68	388,709
Nippon Chemi-con Corp.	500	11,344
Nippon Densetsu Kogyo Co. Ltd.	600	12,166
Nippon Electric Glass Co. Ltd.	4,300	108,341
Nippon Express Co. Ltd.	4,266	269,221
Nippon Flour Mills Co. Ltd.	500	8,273
Nippon Gas Co. Ltd.	1,600	48,425
Nippon Kayaku Co. Ltd.	16,300	193,989
Nippon Light Metal Holding Co. Ltd.	30,000	63,258
Nippon Paint Holdings Co. Ltd.	7,997	250,537
Nippon Paper Industries Co. Ltd.	3,645	66,040
Nippon Prologis REIT, Inc.	74	149,266
Nippon REIT Investment Corp.	12	39,030
Nippon Seiki Co. Ltd.	2,800	49,233
Nippon Sheet Glass Co. Ltd.	9,500	80,373
Nippon Shinyaku Co. Ltd.	2,500	144,237
Nippon Shokubai Co. Ltd.	2,300	148,394
Nippon Signal Co. Ltd.	200	1,831
Nippon Soda Co. Ltd.	2,400	62,619
Nippon Steel & Sumikin Bussan Corp.	1,200	52,431
Nippon Steel & Sumitomo Metal Corp.	39,395	726,687
Nippon Suisan Kaisha Co. Ltd.	24,800	158,414
Nippon Telegraph & Telephone Corp.	35,332	1,457,043
Nippon Yusen KK	6,900	111,269
Nipro Corp.	10,138	129,201
Nishi-Nippon Financial Holdings, Inc.	8,300	79,149
Nishi-Nippon Railroad Co. Ltd.	3,400	84,100
Nishimatsu Construction Co. Ltd.	6,100	142,019
Nishimatsuya Chain Co. Ltd.	1,000	8,916
Nishio Rent All Co. Ltd.	1,200	38,605
Nissan Chemical Corp.	7,700	363,065
Nissan Motor Co. Ltd.	113,148	1,029,394
Nissan Shatai Co. Ltd.	2,300	18,570
Nissha Co. Ltd.	1,900	30,950
Nisshin Oillio Group Ltd.	800	24,000
Nisshin Seifun Group, Inc.	15,000	298,470
Nisshin Steel Co. Ltd.	2,800	36,547
Nisshinbo Holdings, Inc.	4,100	45,135
Nissin Electric Co. Ltd.	400	3,272
Nissin Food Holdings Co. Ltd.	2,900	187,362
Nissin Kogyo Co. Ltd.	2,000	29,122
Nitori Holdings Co. Ltd.	4,400	574,591
Nitta Corp.	4,500	163,713
Nitto Boseki Co. Ltd.	1,200	23,801
Nitto Denko Corp.	9,142	571,147
Nitto Kogyo Corp.	500	8,694
NKSJ Holdings, Inc.	16,819	693,709
Noevir Holdings Co. Ltd.	600	25,577
NOF Corp.	3,400	96,575
Nojima Co. Ltd.	1,100	25,980
NOK Corp.	3,200	46,057
NOMURA Co. Ltd.	2,400	54,558
Nomura Holdings, Inc.	174,354	837,241
Nomura Real Estate Holdings, Inc.	4,900	92,020
Nomura Real Estate Master Fund, Inc.	189	245,054
Nomura Research Institute Ltd.	5,270	233,527
Noritz Corp.	1,500	21,788
North Pacific Bank Ltd.	23,400	70,303
NS Solutions Corp.	3,200	95,715
NSD Co. Ltd.	1,200	25,460
NSK Ltd.	19,800	195,623
NTN Corp.	13,000	47,549
NTT Data Corp.	32,500	417,251
NTT DOCOMO, Inc.	64,130	1,590,350
NTT Urban Development Co.	2,500	37,200
Obara Group, Inc.	800	31,515
Obayashi Corp.	38,200	337,238
OBIC Business Consultants Ltd.	300	23,929
OBIC Co. Ltd.	3,341	304,387
Odakyu Electric Railway Co. Ltd.	15,600	329,795
Ogaki Kyoritsu Bank Ltd.	800	17,760
Ohsho Food Service Corp.	1,600	110,320
Oiles Corp.	100	1,839
Oji Holdings Corp.	50,000	355,056
Okamoto Industries, Inc.	200	9,004
Okamura Corp.	3,200	43,561
Okasan Securities Group, Inc.	13,034	62,493
Oki Electric Industry Co. Ltd.	2,800	38,325
Okuma Corp.	1,000	49,931
Okumura Corp.	1,000	31,506
Olympus Corp.	14,700	489,977
OMRON Corp.	10,300	418,080
Ono Pharmaceutical Co. Ltd.	20,080	457,710
Onward Holdings Co. Ltd.	6,000	36,159
Open House Co. Ltd.	1,500	58,958
Optex Group Co. Ltd.	2,400	43,795
Oracle Corp. Japan	2,300	156,140
Orient Corp.	7,300	11,451
Oriental Land Co. Ltd.	10,434	981,583
ORIX Corp.	68,820	1,122,857
ORIX JREIT, Inc.	117	178,971
Osaka Gas Co. Ltd.	18,800	343,777
OSG Corp.	7,800	161,344
Otsuka Corp.	5,500	182,789
Otsuka Holdings Co. Ltd.	20,418	976,552
Outsourcing, Inc.	3,300	41,822
Pacific Industrial Co. Ltd.	7,600	111,203
Pacific Metals Co. Ltd.	1,400	39,282
PALTAC Corp.	2,000	102,096
Panasonic Corp.	114,189	1,225,414
Paramount Bed Holdings Co. Ltd.	1,000	42,141
Park24 Co. Ltd.	4,840	127,440
Penta-Ocean Construction Co. Ltd.	10,400	62,307
Pepper Food Service Co. Ltd.	700	19,759
PeptiDream, Inc. (a)	5,700	187,163
Pigeon Corp.	6,300	267,444
Pilot Corp.	1,600	88,483
Piolax, Inc.	2,600	56,731
Pioneer Corp. (a)	5,000	4,477
Plenus Co. Ltd.	100	1,600
Pola Orbis Holdings, Inc.	4,189	112,118
Premier Investment Corp.	98	101,357
Press Kogyo Co. Ltd.	8,100	37,042
Pressance Corp.	200	2,276
Prestige International, Inc.	800	9,104
Prima Meat Packers Ltd.	1,000	18,868
Raito Kogyo Co. Ltd.	4,000	54,061
Rakuten, Inc.	47,995	324,638
Recruit Holdings Co. Ltd.	57,454	1,542,042
Relia, Inc.	200	2,214
Relo Group, Inc.	7,300	172,480
Renesas Electronics Corp. (a)	49,955	264,750
Rengo Co. Ltd.	12,600	109,769
Resona Holdings, Inc.	113,000	594,384
Resorttrust, Inc.	2,800	43,104
Ricoh Co. Ltd.	39,900	398,293
Ricoh Leasing Co. Ltd.	300	9,851
Ringer Hut Co. Ltd.	100	2,006
Rinnai Corp.	1,861	135,573
Riso Kagaku Corp.	100	2,114
ROHM Co. Ltd.	5,300	372,952
Rohto Pharmaceutical Co. Ltd.	4,600	145,948
Round One Corp.	2,100	24,865
Royal Holdings Co. Ltd.	100	2,475
Ryobi Ltd.	1,500	43,803
Ryohin Keikaku Co. Ltd.	1,283	338,957
Ryosan Co. Ltd.	4,000	115,390
Saizeriya Co. Ltd.	1,600	30,317
Sakai Moving Service Co. Ltd.	400	20,667
Sakata INX Corp.	1,600	15,896
Sakata Seed Corp.	700	22,147
San-A Co. Ltd.	1,000	42,230
San-Ai Oil Co. Ltd.	2,200	23,767
SanBio Co. Ltd. (a)	2,400	78,274
Sanden Holdings Corp. (a)	200	2,182
Sangetsu Corp.	1,000	19,232
Sanken Electric Co. Ltd.	1,800	39,913
Sanki Engineering Co. Ltd.	2,100	20,547
Sankyo Co. Ltd. (Gunma)	3,100	118,274
Sankyo Tateyama, Inc.	400	4,499
Sankyu, Inc.	2,500	118,314
Sanrio Co. Ltd.	6,500	130,536
Santen Pharmaceutical Co. Ltd.	21,660	321,536
Sanwa Holdings Corp.	19,000	223,113
Sanyo Chemical Industries Ltd.	1,600	73,452
Sanyo Special Steel Co. Ltd.	1,200	27,598
Sapporo Breweries Ltd.	3,800	70,492
Sato Holding Corp.	1,700	50,321
Sawai Pharmaceutical Co. Ltd.	2,700	137,112
SBI Holdings, Inc. Japan	11,800	309,654
Screen Holdings Co. Ltd.	3,200	173,960
SCSK Corp.	3,500	148,425
Secom Co. Ltd.	10,533	862,353
Sega Sammy Holdings, Inc.	8,019	103,262
Seibu Holdings, Inc.	11,200	203,185
Seikagaku Corp.	2,200	32,619
Seiko Epson Corp.	19,673	316,957
Seiko Holdings Corp.	3,200	76,799
Seino Holdings Co. Ltd.	7,000	97,027
Seiren Co. Ltd.	4,100	58,465
Sekisui Chemical Co. Ltd.	18,400	289,123
Sekisui House (REIT), Inc.	136	84,974
Sekisui House Ltd.	30,880	453,227
Sekisui Jushi Corp.	3,100	56,239
SENKO Co. Ltd.	3,300	25,590
Senshu Ikeda Holdings, Inc.	17,690	54,402
Septeni Holdings Co. Ltd.	1,000	1,702
Seria Co. Ltd.	2,000	67,444
Seven & i Holdings Co. Ltd.	38,429	1,663,976
Seven Bank Ltd.	57,200	178,948
SG Holdings Co. Ltd.	5,300	133,586
Sharp Corp.	9,200	141,137
Shibuya Corp.	200	6,718
Shiga Bank Ltd.	1,000	23,291
Shikoku Electric Power Co., Inc.	8,900	112,004
Shima Seiki Manufacturing Ltd.	1,200	32,437
Shimachu Co. Ltd.	2,900	75,999
Shimadzu Corp.	13,000	328,701
Shimamura Co. Ltd.	1,200	100,926
SHIMANO, Inc.	3,765	515,191
SHIMIZU Corp.	30,500	247,579
Shin-Etsu Chemical Co. Ltd.	19,035	1,590,575
Shinko Electric Industries Co. Ltd.	1,800	12,523
Shinmaywa Industries Ltd.	9,500	116,861
Shinsei Bank Ltd.	10,100	153,853
Shionogi & Co. Ltd.	16,400	1,048,677
Ship Healthcare Holdings, Inc.	2,800	101,369
Shiseido Co. Ltd.	19,355	1,221,213
Shizuoka Bank Ltd.	20,100	175,855
Shizuoka Gas Co. Ltd.	3,800	32,869
SHO-BOND Holdings Co. Ltd.	1,600	114,007
Shochiku Co. Ltd.	800	78,061
Showa Corp.	3,200	44,327
Showa Denko K.K.	7,382	321,439
Showa Sangyo Co. Ltd.	200	5,006
Showa Shell Sekiyu K.K.	11,100	211,856
Siix Corp.	1,400	18,996
Sintokogio Ltd.	600	5,174
SKY Perfect JSAT Holdings, Inc.	3,000	13,321
Skylark Co. Ltd.	9,100	141,780
SMC Corp.	2,967	950,565
SMS Co., Ltd.	2,200	36,870
Sodick Co. Ltd.	600	4,520
SoftBank Corp.	43,001	3,403,048
Sohgo Security Services Co., Ltd.	3,100	138,193
Sojitz Corp.	49,100	165,121
Sony Corp.	65,605	3,550,330
Sony Financial Holdings, Inc.	8,200	189,170
Sosei Group Corp. (a)	3,712	28,851
Sotetsu Holdings, Inc.	5,500	168,410
Square Enix Holdings Co. Ltd.	5,300	189,999
St. Marc Holdings Co. Ltd.	100	2,377
Stanley Electric Co. Ltd.	6,339	187,920
Star Micronics Co. Ltd.	2,800	39,878
Starts Corp., Inc.	500	10,396
Subaru Corp.	31,425	847,680
Sugi Holdings Co. Ltd.	3,400	155,785
Sumco Corp.	15,800	213,253
Sumitomo Bakelite Co. Ltd.	2,400	86,888
Sumitomo Chemical Co. Ltd.	90,000	450,845
Sumitomo Corp.	57,200	867,534
Sumitomo Electric Industries Ltd.	37,400	510,046
Sumitomo Forestry Co. Ltd.	6,123	91,111
Sumitomo Heavy Industries Ltd.	5,347	168,167
Sumitomo Metal Mining Co. Ltd.	12,200	384,130
Sumitomo Mitsui Construction Co. Ltd.	19,960	125,419
Sumitomo Mitsui Financial Group, Inc.	69,133	2,691,700
Sumitomo Mitsui Trust Holdings, Inc.	16,800	667,523
Sumitomo Osaka Cement Co. Ltd.	1,403	52,126
Sumitomo Realty & Development Co. Ltd.	18,787	645,523
Sumitomo Riko Co. Ltd.	500	4,134
Sumitomo Rubber Industries Ltd.	17,100	246,267
Sumitomo Seika Chemicals Co. Ltd.	100	4,998
Sundrug Co. Ltd.	5,341	194,072
Suntory Beverage & Food Ltd.	7,700	314,251
Sushiro Global Holdings Ltd.	1,500	78,965
Suzuken Co. Ltd.	4,100	207,843
Suzuki Motor Corp.	18,240	909,569
Sysmex Corp.	8,500	596,925
SystemPro Co. Ltd.	3,600	43,487
T&D Holdings, Inc.	28,400	453,994
Tachi-S Co. Ltd.	1,100	15,520
Tadano Ltd.	3,500	37,781
Taiheiyo Cement Corp.	8,891	261,633
Taikisha Ltd.	1,100	31,099
Taisei Corp.	11,700	500,391
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	213,409
Taiyo Holdings Co. Ltd.	500	17,880
Taiyo Nippon Sanso Corp.	8,400	135,267
Taiyo Yuden Co. Ltd.	7,300	147,002
Takara Bio, Inc.	3,100	73,163
Takara Holdings, Inc.	10,869	152,477
Takara Leben Co. Ltd.	300	864
Takara Standard Co. Ltd.	1,200	18,569
Takasago International Corp.	100	3,186
Takasago Thermal Engineering Co. Ltd.	500	8,552
Takashimaya Co. Ltd.	7,000	110,164
Takeda Pharmaceutical Co. Ltd.	37,421	1,551,458
Takeuchi Manufacturing Co. Ltd.	1,300	26,925
Takuma Co. Ltd.	3,000	38,126
Tamron Co. Ltd.	300	5,360
TDK Corp.	6,481	558,857
TechnoPro Holdings, Inc.	1,800	94,120
TECMO KOEI HOLDINGS CO., LTD.	5,160	81,812
Teijin Ltd.	13,000	225,377
Tekken Corp.	100	2,499
Temp Holdings Co., Ltd.	8,200	156,101
Terumo Corp.	15,900	858,313
The Aichi Bank Ltd.	100	3,824
The Aomori Bank Ltd.	1,000	27,296
The Awa Bank Ltd.	2,400	65,405
The Bank of Iwate Ltd.	2,200	83,937
The Bank of Okinawa Ltd.	500	16,728
The Bank of Saga Ltd.	300	5,785
The Chugoku Bank Ltd.	10,700	96,536
The Chukyo Bank Ltd.	1,400	28,215
The Eighteenth Bank Ltd.	100	2,725
The Hachijuni Bank Ltd.	12,800	54,224
The Hokkoku Bank Ltd.	500	18,390
The Hyakugo Bank Ltd.	7,000	25,808
The Keiyo Bank Ltd.	3,000	21,935
The Kiyo Bank Ltd.	1,800	26,784
The Miyazaki Bank Ltd.	2,500	65,317
The Musashino Bank Ltd.	900	24,407
The Nanto Bank Ltd.	500	11,455
The Oita Bank Ltd.	1,000	33,234
The Okinawa Electric Power Co., Inc.	1,787	33,369
The Pack Corp.	300	8,601
The San-In Godo Bank Ltd.	4,500	34,218
The Shikoku Bank Ltd.	5,900	66,511
The Sumitomo Warehouse Co. Ltd.	500	5,880
The Suruga Bank Ltd.	7,900	37,317
The Tochigi Bank Ltd.	400	1,166
The Toho Bank Ltd.	9,000	31,985
The Towa Bank Ltd.	1,400	11,427
The Yamagata Bank Ltd.	200	4,059
The Yamanashi Chuo Bank Ltd.	3,400	48,694
THK Co. Ltd.	8,300	183,970
TKC Corp.	1,400	53,352
Toagosei Co. Ltd.	9,400	96,637
Tobu Railway Co. Ltd.	8,800	244,751
Toc Co. Ltd.	2,400	16,357
Tocalo Co. Ltd.	3,600	31,299
Toda Corp.	11,000	74,188
Toei Co. Ltd.	600	65,618
Toho Co. Ltd.	6,300	205,540
Toho Gas Co. Ltd.	3,500	120,973
Toho Holdings Co. Ltd.	1,200	31,543
Toho Zinc Co. Ltd.	1,000	31,961
Tohoku Electric Power Co., Inc.	23,100	292,345
Tokai Carbon Co. Ltd. (b)	10,500	164,397
TOKAI Holdings Corp.	3,000	25,072
Tokai Rika Co. Ltd.	2,100	38,376
Tokai Tokyo Financial Holdings	9,400	48,568
Token Corp.	200	12,939
Tokio Marine Holdings, Inc.	34,793	1,639,173
Tokushu Tokai Paper Co. Ltd.	400	15,438
Tokuyama Corp.	2,935	65,632
Tokyo Broadcasting System Holding	700	13,015
Tokyo Century Corp.	2,000	107,236
Tokyo Dome Corp.	9,900	87,140
Tokyo Electric Power Co., Inc. (a)	75,728	387,589
Tokyo Electron Ltd.	8,523	1,150,168
Tokyo Gas Co. Ltd.	21,535	529,608
Tokyo Ohka Kogyo Co. Ltd.	2,000	53,707
Tokyo Seimitsu Co. Ltd.	2,800	67,373
Tokyo Steel Manufacturing Co. Ltd.	4,700	37,030
Tokyo Tatemono Co. Ltd.	8,800	94,645
Tokyo TY Financial Group, Inc.	1,500	24,288
Tokyotokeiba Co. Ltd.	1,200	42,434
Tokyu Construction Co. Ltd.	2,500	22,644
Tokyu Corp.	24,000	396,491
Tokyu Fudosan Holdings Corp.	31,500	177,482
Tokyu REIT, Inc.	95	133,784
TOMONY Holdings, Inc.	3,900	15,173
Tomy Co. Ltd.	2,500	29,180
Topcon Corp.	3,760	54,716
Toppan Forms Co. Ltd.	300	2,733
Toppan Printing Co. Ltd.	18,000	254,474
Topre Corp.	2,700	56,233
Topy Industries Ltd.	100	2,694
Toray Industries, Inc.	78,200	554,696
TORIDOLL Holdings Corp.	800	13,549
Toshiba Corp. (a)	34,352	1,029,023
Toshiba Machine Co. Ltd.	1,000	18,983
Toshiba Plant Systems & Services Corp.	4,600	94,091
Toshiba Tec Corp.	2,800	83,627
Tosho Co. Ltd.	200	7,772
Tosoh Corp.	13,100	172,472
Totetsu Kogyo Co. Ltd.	400	9,880
Toto Ltd.	8,200	293,365
Towa Pharmaceutical Co. Ltd.	800	61,825
Toyo Engineering Corp. (a)	200	1,613
Toyo Ink South Carolina Holdings Co. Ltd.	2,949	68,710
Toyo Seikan Group Holdings Ltd.	8,400	171,375
Toyo Suisan Kaisha Ltd.	4,036	139,142
Toyo Tire & Rubber Co. Ltd.	7,200	120,601
Toyobo Co. Ltd.	3,200	45,483
Toyoda Gosei Co. Ltd.	3,600	77,689
Toyota Boshoku Corp.	3,100	51,843
Toyota Industries Corp.	7,600	373,820
Toyota Motor Corp.	117,292	6,871,079
Toyota Tsusho Corp.	11,649	420,396
TPR Co. Ltd.	1,200	29,257
Trancom Co. Ltd.	100	5,716
Trans Cosmos, Inc.	300	6,798
Trend Micro, Inc.	6,100	351,151
Trusco Nakayama Corp.	3,200	80,684
TS tech Co. Ltd.	1,600	46,085
TSI Holdings Co. Ltd.	5,300	36,121
Tsubaki Nakashima Co. Ltd.	3,400	62,676
Tsubakimoto Chain Co.	1,200	46,262
Tsugami Corp.	4,000	35,982
Tsukui Corp.	600	5,163
Tsumura & Co.	5,984	186,677
Tsuruha Holdings, Inc.	2,400	250,135
TV Asahi Corp.	100	1,867
Uacj Corp.	1,600	35,067
Ube Industries Ltd.	4,400	95,844
Ulvac, Inc.	1,959	63,978
Unicharm Corp.	21,900	596,241
Unipres Corp.	1,800	32,288
United Arrows Ltd.	400	15,066
United Super Markets Holdings, Inc.	2,500	27,429
United Technology Holdings Co. Ltd. (a)	1,500	45,132
United Urban Investment Corp.	139	211,761
Unitika Ltd. (a)	300	1,530
Universal Entertainment Corp. (a)	1,000	30,310
Unizo Holdings Co. Ltd.	3,800	71,565
Ushio, Inc.	3,100	37,557
USS Co. Ltd.	8,500	153,450
V Technology Co. Ltd.	200	25,843
Valor Holdings Co. Ltd.	3,500	75,220
Vector, Inc.	900	15,426
VT Holdings Co. Ltd.	400	1,666
W-Scope Corp.	800	7,948
Wacoal Holdings Corp.	2,000	55,125
Wacom Co. Ltd.	4,200	19,616
Welcia Holdings Co. Ltd.	2,700	137,830
West Japan Railway Co.	8,356	562,005
Xebio Holdings Co. Ltd.	500	6,939
YA-MAN Ltd.	1,600	25,822
Yahoo! Japan Corp.	148,765	464,117
Yakult Honsha Co. Ltd.	5,800	411,734
YAMABIKO Corp. (a)	200	2,155
Yamada Denki Co. Ltd.	27,810	131,120
Yamaguchi Financial Group, Inc.	10,000	105,730
Yamaha Corp.	6,700	294,427
Yamaha Motor Co. Ltd.	16,507	390,388
Yamato Holdings Co. Ltd.	16,000	437,415
Yamato Kogyo Co. Ltd.	2,800	73,701
Yamazaki Baking Co. Ltd.	7,300	131,722
Yamazen Co. Ltd.	300	3,289
Yaoko Co. Ltd.	400	21,837
Yaskawa Electric Corp.	13,600	393,090
Yodogawa Steel Works Ltd.	900	19,590
Yokogawa Bridge Holdings Corp.	2,300	37,343
Yokogawa Electric Corp.	14,412	282,966
Yokohama Reito Co. Ltd.	800	6,353
Yokohama Rubber Co. Ltd.	6,300	122,040
Yondoshi Holdings, Inc.	1,600	34,004
YONEX Co. Ltd.	4,400	25,425
Yoshinoya Holdings Co. Ltd.	2,300	37,791
Yuasa Trading Co. Ltd.	400	13,134
Zenkoku Hosho Co. Ltd.	2,500	90,619
Zenrin Co. Ltd.	1,050	26,121
Zensho Holdings Co. Ltd.	5,700	110,530
Zeon Corp.	6,000	58,120
ZERIA Pharmaceutical Co. Ltd.	2,300	43,030
Zojirushi Thermos	3,600	39,243
Zozo, Inc.	9,900	238,562

TOTAL JAPAN		205,101,457

Korea (South) - 3.0%
Advanced Process Systems Corp. (a)	72	1,596
AhnLab, Inc.	84	2,989
AMOREPACIFIC Corp.	1,894	253,972
AMOREPACIFIC Group, Inc.	1,471	80,061
Asiana Airlines, Inc. (a)	10,253	32,799
BGF Retail Co. Ltd.	506	74,725
BGFretail Co. Ltd.	304	1,982
BS Financial Group, Inc.	16,547	110,072
Bukwang Pharmaceutical Co. Ltd.	1,599	31,251
Celltrion Healthcare Co. Ltd.	1,933	107,916
Celltrion Pharm, Inc.	791	37,089
Celltrion, Inc. (a)	4,197	800,042
Cheil Industries, Inc.	4,310	409,847
Cheil Worldwide, Inc.	1,563	31,096
Chong Kun Dang Pharmaceutical Corp.	163	12,386
CJ CGV Co. Ltd.	1,440	50,924
CJ CheilJedang Corp.	476	135,166
CJ Corp.	834	79,672
CJ O Shopping Co. Ltd.	753	149,148
Com2uS Corp.	659	73,986
Cosmax, Inc.	1,075	108,348
Coway Co. Ltd.	3,341	205,848
Daelim Industrial Co.	2,309	153,798
Daesang Corp.	710	14,032
Daewoo Engineering & Construction Co. Ltd. (a)	8,142	32,290
Daewoong Pharmaceutical Co. Ltd.	322	39,791
Daou Technology, Inc.	1,864	32,673
Db Insurance Co. Ltd.	3,818	240,256
DGB Financial Group Co. Ltd.	9,863	81,255
DIO Corp. (a)	21	479
Dong Suh Companies, Inc.	448	7,323
Dong-A Socio Holdings Co. Ltd.	6	467
Dongbu HiTek Co. Ltd.	1,070	10,644
Dongkuk Steel Mill Co. Ltd.	3,645	22,586
Dongwon Industries Co.	9	1,905
Doosan Bobcat, Inc.	4,021	124,048
Doosan Heavy Industries & Construction Co. Ltd. (a)	4,885	46,881
Doosan Infracore Co. Ltd. (a)	8,372	56,498
DOUBLEUGAMES Co. Ltd.	331	18,914
DuzonBizon Co. Ltd.	1,292	49,087
E-Mart Co. Ltd.	1,185	212,386
Ecopro Co. Ltd. (a)	1,658	57,325
EO Technics Co. Ltd.	146	6,251
Fila Korea Ltd.	2,675	98,583
Foosung Co. Ltd. (a)	328	2,510
G-treeBNT Co. Ltd. (a)	987	19,160
GemVax & Kael Co. Ltd. (a)	176	1,913
Genexine Co. Ltd. (a)	932	60,690
Grand Korea Leisure Co. Ltd.	2,509	48,927
Green Cross Corp.	278	29,116
Green Cross Holdings Corp.	5,749	104,550
GS Engineering & Construction Corp.	3,398	124,335
GS Holdings Corp.	1,825	77,575
GS Retail Co. Ltd.	2,417	76,048
Halla Holdings Corp.	157	5,628
Hana Financial Group, Inc.	16,627	558,119
Hana Tour Service, Inc.	861	44,823
HanAll BioPharma Co. Ltd. (a)	1,336	27,750
Handsome Co. Ltd.	125	3,988
Hanjin Kal Corp.	2,719	45,992
Hankook Tire Co. Ltd.	3,713	134,722
Hankook Tire Worldwide Co. Ltd.	144	2,133
Hanmi Pharm Co. Ltd.	305	104,117
Hanmi Science Co. Ltd.	660	38,582
Hanon Systems	10,202	97,907
Hansae Co. Ltd.	90	1,463
Hansol Chemical Co. Ltd.	46	3,193
Hanssem Co. Ltd.	376	16,098
Hanwha Aerospace Co. Ltd. (a)	1,726	43,037
Hanwha Chemical Corp.	6,545	92,640
Hanwha Corp.	1,560	38,419
Hanwha Life Insurance Co. Ltd.	12,105	47,582
HDC Hyundai Development Co. (a)	2,195	84,645
Hite Jinro Co. Ltd.	2,113	29,167
HLB, Inc. (a)	1,630	123,714
Homecast Co. Ltd.(a)	104	513
Hotel Shilla Co.	1,390	86,860
Huchems Fine Chemical Corp.	136	2,598
HUGEL, Inc. (a)	80	19,239
Hyosung Advanced Materials Co. (a)	92	8,426
Hyosung Chemical Co. Ltd. (a)	66	7,520
Hyosung Corp.	286	12,859
Hyosung Heavy Industries Co. Ltd. (a)	193	7,164
Hyosung TNC Co. Ltd. (a)	89	13,611
Hyundai Construction Equipment Co. Ltd.	174	11,346
Hyundai Department Store Co. Ltd.	1,315	99,922
Hyundai Electric & Energy System Co. Ltd.	54	2,229
Hyundai Elevator Co. Ltd.	1,002	69,991
Hyundai Engineering & Construction Co. Ltd.	4,345	174,219
Hyundai Fire & Marine Insurance Co. Ltd.	5,538	202,882
Hyundai Glovis Co. Ltd.	1,172	117,097
Hyundai Greenfood Co. Ltd.	1,111	12,025
Hyundai Heavy Industries Co. Ltd. (a)	2,232	243,544
Hyundai Home Shopping Network Corp.	100	8,554
Hyundai Industrial Development & Construction Co.	972	14,312
Hyundai Merchant Marine Co. Ltd. (a)	17,796	58,956
Hyundai Mipo Dockyard Co. Ltd. (a)	510	42,016
Hyundai Mobis	3,745	623,620
Hyundai Motor Co.	7,997	746,433
Hyundai Robotics Co. Ltd. (a)	680	212,463
Hyundai Rotem Co. Ltd. (a)	1,945	37,246
Hyundai Steel Co.	4,123	150,864
Hyundai Wia Corp.	1,099	28,510
Iljin Materials Co. Ltd.	2,130	84,845
Illinois-Yang Pharmaceutical Co. Ltd. (a)	24	538
Industrial Bank of Korea	11,646	151,572
ING Life Insurance Korea Ltd. (c)	2,082	55,928
INNOCEAN Worldwide, Inc.	16	813
iNtRON Biotechnology, Inc. (a)	998	30,876
IS Dongseo Co. Ltd.	24	651
JB Financial Group Co. Ltd.	11,115	53,481
Jeil Pharmaceutical Co. Ltd.	60	2,209
Jenax, Inc. (a)	1,126	19,244
JW Holdings Corp.	118	605
JW Pharmaceutical Corp.	102	2,963
Kakao Corp.	3,400	272,954
Kangwon Land, Inc.	8,707	219,010
KB Financial Group, Inc.	19,878	826,752
KC Tech Co. Ltd.	313	3,141
KC Tech Co. Ltd.	264	3,760
KCC Corp.	369	79,880
KEPCO Plant Service & Engineering Co. Ltd.	1,160	27,958
Kia Motors Corp.	15,263	379,903
Kiwoom Securities Co. Ltd.	1,279	84,631
Koh Young Technology, Inc.	946	74,785
Kolmar Korea Co. Ltd.	356	16,911
Kolon Industries, Inc.	569	25,034
Kolon Life Science, Inc.	175	9,448
Komipharm International Co. Ltd. (a)	2,473	46,166
Korea Aerospace Industries Ltd. (a)	4,911	124,604
Korea Electric Power Corp.	14,139	337,301
Korea Electric Terminal Co. Ltd.	40	1,311
Korea Express Co. Ltd. (a)	585	81,264
Korea Gas Corp. (a)	1,263	57,671
Korea Investment Holdings Co. Ltd.	3,294	171,196
Korea Petro Chemical Industries Co. Ltd.	202	27,618
Korea Real Estate Investment Trust Co.	960	1,973
Korea Zinc Co. Ltd.	409	135,855
Korean Air Lines Co. Ltd.	2,873	69,118
Korean Reinsurance Co.	3,067	26,047
KT Corp.	90	2,262
KT Corp. sponsored ADR	640	8,858
KT Skylife Co. Ltd.	136	1,478
KT&G Corp.	6,242	555,270
Kumho Petro Chemical Co. Ltd.	922	69,574
Kumho Tire Co., Inc. (a)	6,369	28,021
LG Chemical Ltd.	2,358	717,113
LG Corp.	6,205	360,553
LG Display Co. Ltd.	14,478	210,987
LG Electronics, Inc.	6,186	343,185
LG Fashion Corp.	1,267	24,318
LG Hausys Ltd.	145	6,100
LG Home Shopping, Inc.	38	6,454
LG Household & Health Care Ltd.	491	449,259
LG Innotek Co. Ltd.	911	99,004
LG International Corp.	1,950	26,746
LG Telecom Ltd.	14,817	209,724
Lotte Chemical Corp.	963	221,549
Lotte Confectionery Co. Ltd. (a)	2,279	94,975
Lotte Fine Chemical Co. Ltd.	1,033	36,893
LOTTE Hi-Mart Co. Ltd.	97	4,769
Lotte Samkang Co. Ltd.	1	575
Lotte Shopping Co. Ltd.	562	95,309
LS Cable Ltd.	839	37,134
LS Industrial Systems Ltd.	1,241	53,458
Mando Corp.	1,635	43,777
Medipost Co. Ltd. (a)	320	21,932
Medy-Tox, Inc.	323	132,031
Meritz Financial Holdings Co.	497	4,508
Meritz Fire & Marine Insurance Co. Ltd.	1,224	19,524
Meritz Securities Co. Ltd.	39,576	137,701
Mirae Asset Daewoo Co. Ltd.	17,391	98,005
Mirae Asset Life Insurance Co. Ltd.	883	3,525
NAVER Corp.	7,035	705,966
NCSOFT Corp.	1,066	401,268
Netmarble Corp. (c)	1,103	108,270
Nexen Corp.	3,437	15,573
Nexen Tire Corp.	309	2,213
NHN Entertainment Corp. (a)	450	18,083
Nong Shim Co. Ltd.	55	10,508
Oci Co. Ltd.	881	65,785
Orion Corp./Republic of Korea	1,325	110,436
Orion Holdings Corp.	184	2,524
Osstem Implant Co. Ltd. (a)	126	4,715
Ottogi Corp.	19	10,974
Paradise Co. Ltd.	2,531	39,706
Partron Co. Ltd.	892	6,794
Pearl Abyss Corp. (a)	493	88,835
Pharmicell Co. Ltd. (a)	3,798	40,110
Poongsan Corp.	1,184	25,060
POSCO	4,022	919,438
POSCO Chemtech Co. Ltd.	1,079	61,563
Posco Daewoo Corp.	1,030	16,068
S&T Motiv Co. Ltd.	21	484
S-Oil Corp.	2,906	315,814
S.M. Entertainment Co. Ltd. (a)	1,057	40,668
S1 Corp.	2,158	182,513
Samlip General Food Co. Ltd.	19	2,090
Samsung Biologics Co. Ltd. (a)(c)	866	294,106
Samsung Card Co. Ltd.	5,794	170,875
Samsung Electro-Mechanics Co. Ltd.	3,090	319,562
Samsung Electronics Co. Ltd.	251,216	9,335,283
Samsung Engineering Co. Ltd. (a)	8,488	135,763
Samsung Fire & Marine Insurance Co. Ltd.	1,768	431,541
Samsung Heavy Industries Co. Ltd. (a)	32,488	198,174
Samsung Life Insurance Co. Ltd.	4,218	340,102
Samsung SDI Co. Ltd.	2,998	618,781
Samsung SDS Co. Ltd.	1,972	332,699
Samsung Securities Co. Ltd.	3,201	75,045
Samyang Holdings Corp.	20	1,513
Sebang Global Battery Co. Ltd.	44	1,354
Seegene, Inc. (a)	124	2,000
Seoul Semiconductor Co. Ltd.	3,465	62,103
SFA Engineering Corp.	764	26,047
Shinhan Financial Group Co. Ltd.	23,852	887,259
Shinsegae Co. Ltd.	400	90,622
SillaJen, Inc. (a)	3,581	216,241
SK C&C Co. Ltd.	2,039	467,308
SK Chemicals Co. Ltd.	563	13,347
SK Chemicals Co. Ltd./New (a)	604	31,973
SK Energy Co. Ltd.	3,556	665,387
SK Gas Co. Ltd.	28	1,794
SK Hynix, Inc.	30,899	1,846,899
SK Materials Co., Ltd.	159	25,947
SK Networks Co. Ltd.	2,149	8,014
SK Securities Co. Ltd. (a)	9,793	6,351
SK Securities Co. Ltd. rights 12/4/18 (a)	2,605	402
SK Telecom Co. Ltd.	1,060	248,742
SKC Co. Ltd.	1,350	39,222
Soulbrain Co. Ltd.	328	15,121
Ssangyong Cement Industrial Co. Ltd.	10,220	42,949
STX Pan Ocean Co. Ltd. (Korea) (a)	27,089	113,247
Taekwang Industrial Co. Ltd.	2	2,587
Telcon Rf Pharmaceutical, Inc. (a)	2,567	22,723
Texcell-NetCom Co. Ltd. (a)	1,752	26,948
Tong Yang Life Insurance Co. Ltd.	381	1,887
Tongyang, Inc.	451	628
Toptec Co. Ltd.	877	10,184
Vieworks Co. Ltd.	36	1,019
ViroMed Co. Ltd. (a)	589	96,171
WONIK IPS Co. Ltd.	486	8,093
Woori Bank	30,751	424,477
Woori Investment & Securities Co. Ltd.	12,772	136,003
Youngone Corp.	1,963	61,505
Yuhan Corp.	1,103	161,922
YUNGJIN Pharmaceutical Co. Ltd. (a)	5,131	24,823

TOTAL KOREA (SOUTH)		38,074,737

Luxembourg - 0.3%
ADO Properties SA (c)	1,507	89,015
Aperam	3,000	102,278
ArcelorMittal SA (Netherlands)	35,438	884,660
B&M European Value Retail S.A.	60,824	324,042
Eurofins Scientific SA	619	312,976
Grand City Properties SA	5,522	133,721
Millicom International Cellular SA (depository receipt)	3,995	225,700
PLAY Communications SA (c)	7,880	33,885
Reinet Investments SCA	7,421	124,350
RTL Group SA	2,147	137,883
SAF-Holland SA	3,387	49,411
Senvion SA (a)	939	5,339
SES SA (France) (depositary receipt)	19,824	426,058
Solutions 30 SE (a)	1,361	59,272
Stabilus SA	1,795	120,462
Subsea 7 SA	11,436	144,412
Tenaris SA	23,162	340,960

TOTAL LUXEMBOURG		3,514,424

Malaysia - 0.6%
AEON Credit Service Bhd	450	1,624
AirAsia Group BHD	165,300	103,893
Alliance Bank Malaysia Bhd	40,000	37,854
AMMB Holdings Bhd	63,200	57,393
Astro Malaysia Holdings Bhd (c)	91,400	29,487
Axiata Group Bhd	119,556	97,428
Berjaya Sports Toto Bhd	6,300	3,162
British American Tobacco (Malaysia) Bhd	8,200	60,944
Bumi Armada Bhd (a)	81,700	7,907
Bumiputra-Commerce Holdings Bhd	268,936	367,622
Bursa Malaysia Bhd	25,200	44,083
Cahya Mata Sarawak Bhd	36,300	25,157
Carlsberg Brewery BHD	6,000	25,523
Dialog Group Bhd	202,700	164,214
DiGi.com Bhd	222,700	229,379
Felda Global Ventures Holdings Bhd (c)	123,800	41,420
Fraser & Neave Holdings BHD	13,500	108,723
Gamuda Bhd	118,200	67,511
Genting Bhd	140,700	246,801
Genting Malaysia Bhd	126,000	135,199
Genting Plantations Bhd	5,700	13,145
Hap Seng Consolidated Bhd	35,500	83,564
Hartalega Holdings Bhd	62,000	92,752
Hong Leong Bank Bhd	27,300	135,048
Hong Leong Credit Bhd	7,900	34,700
IGB (REIT)	92,500	37,137
IHH Healthcare Bhd (c)	182,100	217,589
IJM Corp. Bhd	125,600	48,925
Inari Amertron Bhd	162,950	76,325
IOI Corp. Bhd	78,900	84,849
IOI Properties Group Bhd	134,175	42,005
Kossan Rubber Industries Bhd	29,800	29,483
KPJ Healthcare Bhd	198,000	49,210
Kuala Lumpur Kepong Bhd	25,100	149,478
Lafarge Malaysia Bhd (a)	17,400	8,940
Mah Sing Group Bhd	78,600	18,032
Malayan Banking Bhd	193,859	439,652
Malaysia Airports Holdings Bhd	33,800	67,043
Malaysia Building Society Bhd	103,074	23,154
Maxis Bhd	138,200	172,729
MISC Bhd	76,900	112,102
My E.G.Services Bhd	142,050	40,736
Nestle (Malaysia) BHD	3,600	123,714
Osk Holdings Bhd	3,750	816
Petronas Chemicals Group Bhd	119,500	267,015
Petronas Dagangan Bhd	13,700	85,124
Petronas Gas Bhd	44,400	193,962
POS Malaysia & Services Holding BHD	43,900	31,054
PPB Group Bhd	20,040	80,265
Press Metal Bhd	60,000	69,399
Public Bank Bhd	151,500	890,644
QL Resources Bhd	17,550	29,568
RHB Capital Bhd	61,100	76,366
SapuraKencana Petroleum Bhd (a)	144,500	11,741
Serba Dinamik Holdings BHD	150,900	145,689
Sime Darby Bhd	77,089	40,530
Sime Darby Plantation Bhd	99,689	125,311
Sime Darby Property Bhd	222,889	51,934
SP Setia Bhd	73,395	36,833
Sunway (REIT)	92,800	37,479
Sunway Bhd	66,320	21,713
Telekom Malaysia Bhd	59,300	33,728
Tenaga Nasional Bhd	170,900	600,366
TIME dotCom Bhd	14,400	26,842
Top Glove Corp. Bhd	92,800	131,732
UEM Land Holdings Bhd	9,900	1,621
UMW Holdings Bhd	33,700	38,254
UMW Oil & Gas Corp. Bhd (a)	26,254	1,631
UOA Development Bhd	4,000	1,864
Westports Holdings Bhd	100,200	81,654
Yinson Holdings Bhd	23,500	24,991
YTL Corp. Bhd	207,534	52,572

TOTAL MALAYSIA		7,146,334

Malta - 0.0%
Brait SA (a)	18,088	45,353
Kindred Group PLC (depositary receipt)	14,486	154,530

TOTAL MALTA		199,883

Marshall Islands - 0.0%
Seaspan Corp. (b)	5,714	51,083
Mauritius - 0.0%
Golden Agri-Resources Ltd.	246,700	45,416
Mexico - 0.6%
Alfa SA de CV Series A	167,400	176,438
Alsea S.A.B. de CV	39,411	100,772
America Movil S.A.B. de CV Series L	1,712,696	1,240,262
Banco del Bajio SA (c)	54,900	107,918
Banco Santander Mexico SA	91,600	114,222
Bolsa Mexicana de Valores S.A.B. de CV	23,900	36,015
CEMEX S.A.B. de CV unit (a)	782,932	390,825
Coca-Cola FEMSA S.A.B. de CV Series L	26,400	150,577
Compartamos S.A.B. de CV	74,100	60,044
Concentradora Fibra Danhos SA de CV	1,300	1,712
Concentradora Fibra Hotelera Mexicana SA de CV (c)	47,600	22,847
Controladora Comercial Mexicana S.A.B de C.V. (a)	23,100	24,086
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	22,000	13,451
Corporacion Inmobiliaria Vesta S.A.B. de CV	32,100	39,190
Credito Real S.A.B. de CV	13,100	14,987
El Puerto de Liverpool S.A.B. de CV Class C	5,300	33,587
Embotelladoras Arca S.A.B. de CV	26,700	134,267
Fibra Uno Administracion SA de CV	170,935	183,698
Fomento Economico Mexicano S.A.B. de CV unit	96,791	822,854
Genomma Lab Internacional SA de CV (a)	58,600	37,647
Gruma S.A.B. de CV Series B	10,060	104,992
Grupo Aeromexico S.A.B. de CV (a)	17,486	19,291
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	18,596	153,843
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	9,415	156,493
Grupo Aeroportuario Norte S.A.B. de CV	15,800	82,674
Grupo Bimbo S.A.B. de CV Series A	101,877	190,832
Grupo Carso SA de CV Series A1	21,327	62,763
Grupo Cementos de Chihuahua S.A.B. de CV	14,100	75,986
Grupo Comercial Chedraui S.A.B. de CV	31,400	55,509
Grupo Financiero Banorte S.A.B. de CV Series O	132,219	727,446
Grupo Financiero Inbursa S.A.B. de CV Series O	127,600	165,395
Grupo Herdez S.A.B. de CV	18,800	34,929
Grupo Mexico SA de CV Series B	176,617	407,519
Grupo Televisa SA de CV	126,370	364,305
Hoteles City Express S.A.B. de CV (a)	29,900	32,927
Industrias Bachoco SA de CV Series B	17,700	64,924
Industrias CH SA de CV (a)	9,000	32,281
Industrias Penoles SA de CV	6,145	86,609
Infraestructura Energetica Nova S.A.B. de CV	28,933	113,420
Kimberly-Clark de Mexico SA de CV Series A	72,867	105,032
Macquarie Mexican (REIT) (c)	28,400	27,654
Mexichem S.A.B. de CV	46,328	122,381
Prologis Property Mexico SA	22,300	39,312
Promotora y Operadora de Infraestructura S.A.B. de CV	11,275	102,608
Qualitas Controladora S.A.B. de CV	2,300	4,634
Regional S.A.B. de CV	24,500	119,320
Telesites S.A.B. de C.V. (a)	40,900	25,229
Terrafina	48,800	59,339
Unifin Financiera SAPI de CV	2,000	3,780
Wal-Mart de Mexico SA de CV Series V	261,330	667,436

TOTAL MEXICO		7,914,262

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit (c)	185,000	175,989
HKT Trust/HKT Ltd. unit	189,000	260,292
Langham Hospitality Investment unit	24,000	8,539

TOTAL MULTI-NATIONAL		444,820

Netherlands - 2.7%
Aalberts Industries NV	5,133	188,661
ABN AMRO Group NV GDR	23,221	570,737
Accell Group NV	2,287	39,788
AEGON NV	94,736	582,439
AerCap Holdings NV (a)	5,982	299,579
Airbus Group NV	29,887	3,302,940
Akzo Nobel NV	12,630	1,062,603
AMG Advanced Metallurgical Group NV	1,527	73,126
Arcadis NV	4,170	56,442
ASM International NV (Netherlands)	4,075	175,345
ASML Holding NV (Netherlands)	21,293	3,667,594
ASR Nederland NV	8,314	378,181
Basic-Fit NV (a)(c)	1,253	36,119
BE Semiconductor Industries NV	3,432	73,586
BinckBank NV	316	1,532
Brack Capital Properties NV (a)	281	29,922
Brunel International NV	60	744
CNH Industrial NV	53,982	561,657
Constellium NV (a)	8,009	72,562
COSMO Pharmaceuticals NV (a)	427	53,759
CSM NV (exchangeable)	3,479	105,763
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	2,525	93,520
Euronext NV (c)	3,578	220,665
EXOR NV	5,352	303,340
Ferrari NV	6,208	727,759
Fiat Chrysler Automobiles NV	56,565	861,719
Flow Traders BV (c)	2,332	74,274
Fugro NV (Certificaten Van Aandelen) (a)	3,080	39,770
Gemalto NV (a)	3,203	182,700
Heineken Holding NV	6,383	553,072
Heineken NV (Bearer)	13,662	1,231,751
IMCD Group BV	4,126	280,165
ING Groep NV (Certificaten Van Aandelen)	204,821	2,423,236
Intertrust NV (c)	2,942	47,485
Interxion Holding N.V. (a)	4,428	260,676
Kendrion NV	921	27,905
Koninklijke Ahold Delhaize NV	66,076	1,514,033
Koninklijke BAM Groep NV	9,342	32,177
Koninklijke Boskalis Westminster NV	5,560	160,335
Koninklijke DSM NV	9,129	800,106
Koninklijke KPN NV	200,857	529,967
Koninklijke Philips Electronics NV	48,020	1,790,947
Koninklijke Volkerwessels NV	3,756	66,791
Koninklijke Wessanen NV	6,068	63,609
NN Group NV	15,411	663,300
NSI NV	162	6,395
NXP Semiconductors NV	18,102	1,357,469
OCI NV (a)	3,488	99,320
Pharming Group NV (a)	50,698	55,241
Philips Lighting NV (c)	7,383	182,299
PostNL NV	26,741	79,234
QIAGEN NV (Germany) (a)	12,427	451,399
Randstad NV	6,383	322,083
RHI Magnesita NV	1,481	71,707
SBM Offshore NV	9,799	169,590
Steinhoff International Holdings NV (South Africa) (a)	197,801	24,134
STMicroelectronics NV (France)	38,435	584,267
Takeaway.com Holding BV (a)(c)	929	54,716
TKH Group NV (depositary receipt)	1,651	83,514
TomTom Group BV (a)	7,482	62,677
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	7,136	1,295,478
Unilever NV (Certificaten Van Aandelen) (Bearer)	78,190	4,201,540
VastNed Retail NV	905	35,877
Vopak NV	3,241	146,837
Wereldhave NV	1,967	67,707
Wolters Kluwer NV	14,402	818,231
X5 Retail Group NV unit	5,955	139,126

TOTAL NETHERLANDS		34,591,222

New Zealand - 0.2%
Air New Zealand Ltd.	48,086	87,860
Argosy Property Ltd.	24,000	16,757
Auckland International Airport Ltd.	47,908	218,524
Chorus Ltd.	12,645	39,195
Contact Energy Ltd.	25,876	94,389
Fisher & Paykel Healthcare Corp.	31,228	277,139
Fletcher Building Ltd.	55,409	218,389
Freightways Ltd.	31,791	153,100
Genesis Energy Ltd.	25,704	39,249
Goodman Property Trust	98,744	96,653
Infratil Ltd.	17,752	39,618
Kiwi Property Group Ltd.	148,761	127,652
Mercury Nz Ltd.	30,569	67,823
Meridian Energy Ltd.	47,067	96,287
Metlifecare Ltd.	10,948	41,579
New Zealand Refining Co. Ltd.	2,258	3,463
Precinct Properties New Zealand Ltd.	32,328	29,745
Ryman Healthcare Group Ltd.	17,447	137,759
Sky Network Television Ltd.	8,011	11,710
SKYCITY Entertainment Group Ltd.	24,272	60,662
Spark New Zealand Ltd.	113,288	292,008
Summerset Group Holdings Ltd.	6,299	27,375
The a2 Milk Co. Ltd. (a)	35,572	241,874
Trade Maine Group Ltd.	13,543	42,862
Z Energy Ltd.	21,573	85,873

TOTAL NEW ZEALAND		2,547,545

Norway - 0.6%
Akastor ASA (a)	1,713	3,341
Aker ASA (A Shares)	736	55,965
Aker Bp ASA	6,284	207,235
Aker Solutions ASA (a)	14,785	97,517
Austevoll Seafood ASA	5,930	95,389
B2Holding ASA	10,356	17,469
Borregaard ASA	6,927	62,451
Det Norske Oljeselskap ASA (DNO) (A Shares)	40,407	77,796
DNB ASA	49,592	897,442
Entra ASA (c)	5,779	78,289
Equinor ASA	56,948	1,481,494
Europris ASA (c)	6,082	16,197
Gjensidige Forsikring ASA	11,414	176,833
Kongsberg Automotive ASA (a)	27,567	25,834
Leroy Seafood Group ASA	19,203	176,954
Marine Harvest ASA	21,447	519,014
Merkantildata ASA	5,873	77,472
Nordic Nanovector ASA (a)	1,041	6,866
Nordic VLSI ASA (a)	8,476	36,197
Norsk Hydro ASA	72,708	377,435
Norway Royal Salmon ASA	136	4,001
Norwegian Air Shuttle A/S (a)	1,549	39,507
Norwegian Finans Holding ASA (a)	11,093	99,155
Ocean Yield ASA	4,258	32,327
Orkla ASA	48,837	421,410
Otello Corp. ASA (a)	778	1,311
Petroleum Geo-Services ASA (a)	14,562	45,501
Protector Forsikring ASA (a)	1,752	8,106
Renewable Energy Corp. ASA (a)	21,761	1,557
Salmar ASA	2,612	137,885
Schibsted ASA (B Shares)	4,946	156,656
Skandiabanken ASA (c)	7,051	70,261
Sparebanken Midt-Norge	4,616	47,092
Sparebanken Nord-Norge	9,302	74,374
Storebrand ASA (A Shares)	23,114	192,374
Telenor ASA	39,065	716,672
TGS Nopec Geophysical Co. ASA	6,131	205,753
Wallenius Wilhelmsen ASA (a)	3,283	11,255
XXL ASA (c)	8,237	42,407
Yara International ASA	8,909	383,318

TOTAL NORWAY		7,178,112

Pakistan - 0.0%
Engro Corp. Ltd.	18,100	45,771
Fauji Fertilizer Co. Ltd.	31,000	22,999
Habib Bank Ltd.	43,900	48,302
Hub Power Co. Ltd.	17,200	12,024
Lucky Cement Ltd.	7,200	27,030
MCB Bank Ltd.	28,400	42,428
National Bank of Pakistan (a)	15,500	5,641
Oil & Gas Development Co. Ltd.	34,300	41,183
Pakistan State Oil Co. Ltd.	9,996	21,168
United Bank Ltd.	39,600	44,837

TOTAL PAKISTAN		311,383

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	72,100	396,718
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	9,088	125,778
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	113,430	99,766
Aboitiz Power Corp.	140,300	88,480
Alliance Global Group, Inc. (a)	125,700	26,722
Ayala Corp.	17,485	301,031
Ayala Land, Inc.	463,600	343,989
Bank of the Philippine Islands (BPI)	49,604	76,257
BDO Unibank, Inc.	100,803	230,894
Bloomberry Resorts Corp.	131,300	20,640
Cebu Air, Inc.	5,790	6,935
CEMEX Holdings Philippines, Inc. (a)	12,400	492
Cosco Capital, Inc.	9,000	1,140
D&L Industries, Inc.	313,200	66,817
DMCI Holdings, Inc.	89,300	21,457
DoubleDragon Properties Corp.	7,760	2,788
Filinvest Land, Inc.	24,000	629
First Gen Corp.	9,200	2,689
First Phillipines Holdings Corp.	6,460	7,701
Globe Telecom, Inc.	2,120	82,916
GT Capital Holdings, Inc.	4,135	58,809
International Container Terminal Services, Inc.	11,690	19,798
JG Summit Holdings, Inc.	199,570	176,650
Jollibee Food Corp.	19,010	98,186
Manila Electric Co.	9,210	63,391
Manila Water Co., Inc.	38,600	18,059
Megaworld Corp.	325,000	26,821
Metro Pacific Investments Corp.	571,600	51,344
Metropolitan Bank & Trust Co.	34,341	42,125
Philippine Long Distance Telephone Co.	4,880	126,099
Robinsons Land Corp.	137,056	53,733
Security Bank Corp.	13,030	35,210
SM Investments Corp.	11,170	188,128
SM Prime Holdings, Inc.	561,000	354,844
Universal Robina Corp.	36,170	87,993
Vista Land & Lifescapes, Inc.	61,300	6,057

TOTAL PHILIPPINES		2,788,590

Poland - 0.3%
Alior Bank SA (a)	4,920	74,047
Asseco Poland SA	2,194	27,617
Bank Handlowy w Warszawie SA	3,034	55,348
Bank Millennium SA (a)	36,074	83,013
Bank Polska Kasa Opieki SA	8,486	231,548
Bank Zachodni WBK SA	1,852	164,294
BRE Bank SA	902	87,916
Budimex SA	886	28,632
CD Projekt RED SA (a)	3,560	146,866
Ciech SA	399	4,413
Cyfrowy Polsat SA (a)	11,215	64,593
Dino Polska SA (a)(c)	2,916	64,215
ENEA SA (a)	14,840	31,094
Energa SA	14,234	28,934
Eurocash SA	2,146	11,431
Grupa Lotos SA	4,667	84,263
Jastrzebska Spolka Weglowa SA (a)	2,542	49,023
KGHM Polska Miedz SA (Bearer) (a)	6,930	156,908
Kruk SA	919	44,212
LPP SA	72	147,297
NG2 SA	1,525	66,371
PKP Cargo SA (a)	2,161	22,640
Polish Oil & Gas Co. SA	88,647	144,620
Polska Grupa Energetyczna SA (a)	40,337	110,484
Polski Koncern Naftowy Orlen SA	15,889	381,951
Powszechna Kasa Oszczednosci Bank SA	47,119	490,328
Powszechny Zaklad Ubezpieczen SA	30,131	307,659
Tauron Polska Energia SA (a)	68,381	31,721
Telekomunikacja Polska SA (a)	39,036	44,152
Warsaw Stock Exchange	1,335	13,447
Zaklady Azotowe w Tarnowie-Moscicach SA	3,442	23,233

TOTAL POLAND		3,222,270

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	454,177	122,536
CTT Correios de Portugal SA	8,784	33,728
Energias de Portugal SA	140,683	494,606
Galp Energia SGPS SA Class B	25,011	436,120
Jeronimo Martins SGPS SA	11,220	138,013
NOS SGPS SA	16,243	91,252
Portucel Industrial Empresa Produtora de Celulosa SA	21,540	107,348
REN - Redes Energeticas Nacionais SGPS SA	21,868	58,306
Sonae SGPS SA	33,655	33,717

TOTAL PORTUGAL		1,515,626

Qatar - 0.2%
Barwa Real Estate Co. (a)	3,257	33,447
Doha Bank (a)	7,237	43,668
Ezdan Holding Group (a)	50,383	151,384
Gulf International Services QSC (a)	5,759	28,392
Gulf Warehousing Co. (a)	1,657	18,463
Industries Qatar QSC (a)	9,931	381,829
Masraf al Rayan (a)	19,803	206,623
Medicare Group (a)	250	4,394
Qatar Electricity & Water Co. (a)	3,556	183,494
Qatar First Bank (a)	1,004	1,202
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	8,384	40,181
Qatar Insurance Co. SAQ	6,460	65,115
Qatar Islamic Bank (a)	6,903	290,074
Qatar National Bank SAQ	23,725	1,270,633
Qatar National Cement Co. QSC (a)	53	873
Qatar Navigation QPSC (a)	4,853	94,701
Qatar Telecom (Qtel) Q.S.C. (a)	3,140	59,402
The Commercial Bank of Qatar (a)	12,996	147,950
United Development Co. (a)	3,348	12,873
Vodafone Qatar QSC (a)	8,279	18,668

TOTAL QATAR		3,053,366

Russia - 0.8%
Aeroflot - Russian Airlines	25,479	37,615
Alrosa Co. Ltd.	142,693	216,399
Credit Bank of Moscow (a)	1,200,400	91,624
Gazprom OAO	531,371	1,254,100
Inter Rao Ues JSC	1,852,773	111,998
LSR Group OJSC GDR (Reg. S)	12,843	23,888
Lukoil PJSC	25,327	1,901,243
Magnit OJSC GDR (Reg. S)	21,906	292,336
Magnitogorsk Iron & Steel Works PJSC	109,800	79,916
Mechel Steel Group OAO sponsored ADR (a)	13,492	36,968
MMC Norilsk Nickel PJSC	3,340	557,734
Mobile TeleSystems OJSC sponsored ADR	25,826	206,866
Moscow Exchange MICEX-RTS OAO	67,894	90,596
Mosenergo PJSC	337,078	9,868
NOVATEK OAO GDR (Reg. S)	4,772	808,854
Novolipetsk Steel OJSC	62,571	152,377
PhosAgro OJSC GDR (Reg. S)	5,232	68,539
Polyus PJSC	1,819	114,651
Rosneft Oil Co. OJSC	56,206	392,874
RusHydro PJSC	6,371,585	53,179
Sberbank of Russia	564,103	1,621,393
Severstal PAO	12,233	191,275
Sistema JSFC sponsored GDR	4,633	10,693
Surgutneftegas OJSC	320,186	129,146
Tatneft PAO	78,447	934,118
TMK OAO GDR (Reg. S)	2,884	10,959
VTB Bank OJSC (a)	263,487,980	146,316

TOTAL RUSSIA		9,545,525

Singapore - 0.9%
Accordia Golf Trust	13,000	4,646
Ascendas Hospitality Trust unit	11,400	6,502
Ascendas Real Estate Investment Trust	158,300	287,995
Ascott Residence Trust	83,171	63,047
Asian Pay Television Trust	50,400	11,462
BOC Aviation Ltd. Class A	19,200	137,231
Cache Logistics Trust	48,292	23,882
CapitaCommercial Trust (REIT)	127,089	158,729
CapitaLand Ltd.	123,100	279,056
CapitaMall Trust	233,900	356,300
CapitaRetail China Trust	58,301	57,663
CDL Hospitality Trusts unit	39,800	41,663
City Developments Ltd.	26,500	151,330
ComfortDelgro Corp. Ltd.	94,700	153,828
DBS Group Holdings Ltd.	92,766	1,571,159
ESR (REIT)	19,526	6,837
Ezion Holdings Ltd. warrants 4/6/23 (a)	30,780	0
Far East Hospitality Trust unit	12,777	5,488
First (REIT)	8,466	7,334
First Resources Ltd.	20,200	23,042
Frasers Centrepoint Trust	9,100	14,191
Frasers Commercial Trust	97,332	96,267
Frasers Logistics & Industrial Trust	138,820	102,225
Hutchison Port Holdings Trust	228,600	56,007
Jardine Cycle & Carriage Ltd.	5,500	120,193
K-REIT Asia	119,294	97,320
Keppel Corp. Ltd.	92,200	412,692
Keppel DC (REIT)	145,100	139,323
Keppel Infrastructure Trust	222,400	73,858
Lippo Malls Indonesia Retail Trust	147,100	25,487
Macquarie MEAG Prime (REIT)	158,200	76,522
Manulife U.S. REIT	60,100	42,671
Mapletree Commercial Trust	93,023	108,123
Mapletree Greater China Commercial Trust	110,900	90,472
Mapletree Industrial (REIT)	77,300	103,242
Mapletree Logistics Trust (REIT)	166,054	145,057
MobileOne Ltd.	2,400	3,656
NetLink NBN Trust	175,969	99,091
OUE Hospitality Trust	14,400	7,069
Oue Ltd.	6,100	6,165
Oversea-Chinese Banking Corp. Ltd.	167,227	1,296,623
Parkway Life REIT	1,400	2,628
Raffles Medical Group Ltd.	66,330	50,281
Rht Health Trust	35,300	18,859
Sembcorp Industries Ltd.	47,900	97,519
Sembcorp Marine Ltd.	26,000	30,033
Sheng Siong Group Ltd.	9,400	7,329
SIIC Environment Holdings Ltd.	4,900	955
Singapore Airlines Ltd.	30,400	208,058
Singapore Airport Terminal Service Ltd.	27,800	99,949
Singapore Exchange Ltd.	38,100	188,141
Singapore Post Ltd.	76,300	57,288
Singapore Press Holdings Ltd.	72,600	138,895
Singapore Technologies Engineering Ltd.	101,600	260,391
Singapore Telecommunications Ltd.	415,900	948,810
SPH REIT	3,000	2,133
StarHub Ltd.	59,300	80,485
Suntec (REIT)	118,400	151,296
United Engineers Ltd.	15,800	30,000
United Overseas Bank Ltd.	68,014	1,197,113
UOL Group Ltd.	23,531	102,438
Venture Corp. Ltd.	16,200	179,175
Wilmar International Ltd.	121,800	277,867
Wing Tai Holdings Ltd.	6,800	9,475
Yangzijiang Shipbuilding Holdings Ltd.	108,000	96,683
Yanlord Land Group Ltd.	17,000	15,464
Yoma Strategic Holdings Ltd.	99,600	18,336

TOTAL SINGAPORE		10,733,049

South Africa - 1.3%
Advtech Ltd.	4,172	4,044
Aeci Ltd.	3,629	23,246
African Rainbow Minerals Ltd.	6,566	55,586
Alexander Forbes Group Holdings Ltd.	5,905	2,081
Anglo American Platinum Ltd.	2,406	78,598
AngloGold Ashanti Ltd.	20,977	203,066
Arrowhead Properties Ltd. A linked	62,596	22,743
Ascendis Health Ltd. (a)	1,377	706
Aspen Pharmacare Holdings Ltd.	22,792	241,014
Astral Foods Ltd.	2,806	37,657
Attacq Ltd.	33,527	33,226
AVI Ltd.	12,579	85,267
Barclays Africa Group Ltd.	43,200	436,641
Barloworld Ltd.	8,163	66,400
Bidcorp Ltd.	16,113	302,207
Bidvest Group Ltd.	17,374	216,426
Blue Label Telecoms Ltd. (a)	2,242	789
Capitec Bank Holdings Ltd.	1,665	111,809
Cashbuild Ltd.	1,224	22,377
City Lodge Hotels Ltd.	140	1,243
Clicks Group Ltd.	10,800	137,631
Coronation Fund Managers Ltd.	6,216	20,701
Curro Holdings Ltd. (a)	7,456	12,135
DataTec Ltd.	7,047	11,183
Delta Property Fund Ltd.	4,207	1,697
Dis-Chem Pharmacies Pty Ltd. (c)	10,513	20,602
Discovery Ltd.	17,282	185,009
Emira Property Fund Ltd.	40,873	41,282
EOH Holdings Ltd.	4,397	9,776
Exxaro Resources Ltd.	17,587	179,893
Famous Brands Ltd. (a)	6,133	43,464
FirstRand Ltd.	184,585	804,654
Fortress (REIT) Ltd.:
Class A	46,682	53,509
Class B	33,600	32,774
Foschini Ltd.	8,983	98,169
Gold Fields Ltd.	42,616	112,666
Grindrod Ltd. (a)	13,572	6,090
Growthpoint Properties Ltd.	139,725	214,524
Harmony Gold Mining Co. Ltd.	22,436	41,885
Hosken Consolidated Investment Ltd.	537	4,626
Hyprop Investments Ltd.	19,563	119,705
Impala Platinum Holdings Ltd. (a)	28,822	53,141
Imperial Holdings Ltd.	12,136	134,016
Investec Ltd.	12,903	80,265
Invicta Holdings Ltd.	553	1,252
JSE Ltd.	2,784	30,947
KAP Industrial Holdings Ltd.	58,972	31,180
Kumba Iron Ore Ltd.	2,369	46,408
Liberty Holdings Ltd.	7,641	55,933
Life Healthcare Group Holdings Ltd.	52,863	87,791
Massmart Holdings Ltd.	5,344	34,790
MMI Holdings Ltd.	31,057	37,578
Mondi Ltd.	7,852	187,820
Mpact Ltd.	4,274	6,052
Mr Price Group Ltd.	18,227	285,368
MTN Group Ltd.	91,772	531,876
Murray & Roberts Holdings Ltd.	6,685	7,699
Nampak Ltd. (a)	20,838	20,976
Naspers Ltd. Class N	22,840	4,014,019
Nedbank Group Ltd.	20,577	347,197
Netcare Ltd.	48,796	82,129
Northam Platinum Ltd. (a)	19,456	51,263
Oceana Group Ltd.	307	1,810
Old Mutual Ltd.	274,805	422,662
Omnia Holdings Ltd.	834	6,569
Peregrine Holdings Ltd.	1,032	1,437
Pick 'n Pay Stores Ltd.	24,863	114,822
Pioneer Foods Ltd.	4,559	25,025
Pretoria Portland Cement Co. Ltd. (a)	41,790	16,826
PSG Group Ltd.	9,714	144,856
Rand Merchant Insurance Holdings Ltd.	25,434	59,204
Rebosis Property Fund Ltd.	1,887	793
Redefine Properties Ltd.	303,920	197,566
Remgro Ltd.	37,032	477,393
Resilient Property Income Fund Ltd.	13,266	53,792
Reunert Ltd.	24,642	133,211
RMB Holdings Ltd.	41,242	208,160
SA Corporate Real Estate Fund	131,416	35,365
Sanlam Ltd.	95,225	479,336
Sappi Ltd.	26,128	146,894
Sasol Ltd.	28,776	940,399
Shoprite Holdings Ltd.	20,742	253,502
Sibanye-Stillwater	77,195	53,705
Spar Group Ltd.	9,108	108,555
Stadio Holdings Ltd. (a)	11,721	3,178
Standard Bank Group Ltd.	67,759	750,183
Sun International Ltd. (a)	7,633	30,449
Super Group Ltd. (a)	9,267	25,127
Telkom SA Ltd.	7,350	26,730
Tiger Brands Ltd.	11,627	207,737
Tongaat Hulett Ltd.	13,023	49,973
Trencor Ltd.	11,924	24,628
Truworths International Ltd.	18,379	100,812
Tsogo Sun Holdings Ltd.	16,839	23,057
Vodacom Group Ltd.	28,246	238,184
Vukile Property Fund Ltd.	79,624	109,566
Wilson Bayly Holmes-Ovcon Ltd.	1,650	17,115
Woolworths Holdings Ltd.	44,529	153,727
Zeder Investments Ltd.	90,708	28,899

TOTAL SOUTH AFRICA		15,896,048

Spain - 1.9%
Acerinox SA	7,510	83,939
ACS Actividades de Construccion y Servicios SA	14,039	526,491
Aena Sme SA	3,506	560,517
Almirall SA	4,515	81,874
Amadeus IT Holding SA Class A	22,465	1,811,174
Applus Services SA	7,934	108,017
Atresmedia Corporacion de Medios de Comunicacion SA	7,971	44,979
Azucarera Ebro Agricolas SA	7,600	149,265
Banco Bilbao Vizcaya Argentaria SA	354,070	1,954,146
Banco de Sabadell SA	294,489	388,589
Banco Santander SA	833,028	3,963,511
Banco Santander SA rights(a)	833,028	32,363
Bankia SA	67,309	211,864
Bankinter SA	39,275	322,248
Bolsas Y Mercados Espanoles	3,583	106,084
CaixaBank SA	187,302	757,957
Catalana Occidente SA	2,492	103,024
Cellnex Telecom Sau (c)	7,318	182,435
Cemex Latam Holdings SA (a)	16,652	25,861
Cie Automotive SA	4,250	112,642
Codere SA (a)	1,150	7,425
Compania de Distribucion Integral Logista Holdings SA	4,137	99,901
Construcciones y Auxiliar de Ferrocarriles	610	22,938
Corporacion Financiera Alba SA	954	45,869
Distribuidora Internacional de Alimentacion SA	26,787	20,225
Enagas SA	14,590	387,355
Ence Energia y Celulosa SA	6,455	54,286
Endesa SA	15,166	317,445
Europac Papeles Y Cartones DE	1,484	28,070
Euskaltel, S.A. (c)	11,343	95,073
Faes Farma SA	21,179	89,117
Ferrovial SA	24,215	485,460
Fomento Construcciones y Contratas SA (FOCSA) (a)	2,569	34,219
Gas Natural SDG SA	16,571	407,666
Gestamp Automocion SA (c)	10,749	68,179
Global Dominion Access SA (a)	2,792	14,926
Grifols SA	15,597	445,005
Grupo Acciona SA	1,158	97,820
Iberdrola SA	290,740	2,060,142
Inditex SA	56,114	1,584,489
Indra Sistemas SA (a)	6,580	65,101
Inmobiliaria Colonial SA	14,600	146,763
International Consolidated Airlines Group SA	30,438	235,124
Lar Espana Real Estate Socimi SA	11,103	110,038
Liberbank SA (a)	155,645	73,020
MAPFRE SA (Reg.)	53,061	158,903
Masmovil Ibercom SA (a)	837	108,644
Mediaset Espana Comunicacion SA	7,346	50,023
Melia Hotels International SA	4,299	44,213
Merlin Properties Socimi SA	15,848	198,889
Miquel y Costas & Miquel SA	527	17,310
Neinor Homes SLU (a)(c)	5,757	92,593
Obrascon Huarte Lain SA	18,317	20,954
Pharma Mar SA (a)	6,023	7,361
Prosegur Compania de Seguridad SA (Reg.)	9,371	52,094
Red Electrica Corporacion SA	23,685	490,432
Repsol SA	70,891	1,266,741
Sacyr SA	15,311	37,025
Siemens Gamesa Renewable Energy SA (a)	16,541	183,455
Talgo SA (a)	5,549	28,189
Tecnicas Reunidas SA	1,293	34,782
Telefonica SA	238,668	1,957,808
Telepizza Group SAU (c)	3,895	20,228
Tubacex SA (a)	2,062	7,310
Unicaja Banco SA (c)	58,447	74,872
Viscofan Envolturas Celulosicas SA	1,627	97,301
Zardoya Otis SA	7,226	49,516

TOTAL SPAIN		23,521,279

Sweden - 1.8%
AarhusKarlshamn AB	9,985	150,575
AF AB (B Shares)	6,616	141,919
Ahlsell AB	19,741	99,922
Alfa Laval AB	15,371	392,541
Alimak Group AB (c)	5,181	72,921
Arjo AB	13,218	44,921
ASSA ABLOY AB (B Shares)	49,580	986,184
Atlas Copco AB:
(A Shares)	22,944	568,137
(B Shares)	31,218	715,536
Attendo AB (c)	7,307	66,074
Avanza Bank Holding AB	1,142	61,074
Axfood AB	4,976	88,768
Betsson AB (B Shares)	5,780	50,213
Bilia AB (A Shares)	6,304	59,071
Billerud AB	8,713	103,305
BioGaia AB	893	36,155
Boliden AB	15,073	344,494
Bonava AB	7,577	85,613
Bravida AB (c)	13,091	96,203
Bure Equity AB	2,033	26,481
BYGGmax Group AB	2,346	9,575
Capio AB (c)	4,409	27,896
Castellum AB	11,413	196,865
Cherry AB (a)	2,000	15,692
Clas Ohlson AB (B Shares)	2,193	18,464
Cloetta AB	13,927	42,004
Com Hem Holding AB	9,233	144,077
D. Carnegie & Co. AB (a)	1,489	25,448
Dios Fastigheter AB	5,457	32,887
Dometic Group AB (c)	14,834	103,744
Dustin Group AB (c)	1,681	13,483
Dustin Group AB rights 11/7/18 (a)	1,681	263
Electrolux AB (B Shares)	13,111	272,503
Elekta AB (B Shares)	21,799	276,443
Eltel AB (a)(c)	3,974	8,620
Epiroc AB:
Class A (a)	31,830	279,512
Class B (a)	23,572	194,296
Essity AB Class B	31,091	709,737
Evolution Gaming Group AB	879	66,133
Fabege AB	13,228	168,979
Fastighets AB Balder (a)	5,052	126,864
Getinge AB (B Shares)	14,190	139,401
Granges AB	3,812	40,323
H&M Hennes & Mauritz AB (B Shares) (b)	45,448	802,738
Haldex AB	927	7,851
Hansa Medical AB (a)	1,570	55,106
Hemfosa Fastigheter AB	10,982	135,728
Hexagon AB (B Shares)	13,083	641,344
HEXPOL AB (B Shares)	14,880	137,724
Hoist Finance AB (c)	6,041	48,454
Holmen AB (B Shares)	4,648	106,510
Hufvudstaden AB Series A	5,839	86,330
Husqvarna AB (B Shares)	18,366	138,721
ICA Gruppen AB	4,541	160,726
Industrivarden AB (C Shares)	9,183	190,862
Indutrade AB	4,016	96,372
Intrum Justitia AB (b)	3,276	83,554
Investment AB Oresund (a)	100	1,519
Investor AB (B Shares)	21,406	927,945
Inwido AB	1,240	8,272
ITAB Shop Concept AB	678	1,332
JM AB (B Shares)	4,196	79,760
Kinnevik AB (B Shares)	13,355	370,536
Klovern AB (B Shares)	27,231	31,453
Kungsleden AB	13,492	94,432
LeoVegas AB (c)	1,894	11,073
Lindab International AB	3,236	22,631
Loomis AB (B Shares)	3,056	94,507
Lundbergfoeretagen AB	5,267	162,537
Lundin Petroleum AB	8,890	271,427
Mekonomen AB (a)	1,190	13,914
Mekonomen AB	2,083	24,356
Modern Times Group MTG AB (B Shares)	3,968	146,646
Mycronic AB	3,498	43,844
NCC AB Series B	7,552	112,647
Net Entertainment NE AB	13,480	69,233
New Wave Group AB (B Shares)	582	3,536
Nibe Industrier AB (B Shares)	20,042	209,330
Nobia AB	5,154	32,807
Nobina AB (c)	3,257	21,746
Nolato AB Series B	1,115	51,357
Nordnet AB Class B (d)	492	0
Pandox AB	3,228	55,169
Peab AB	11,839	104,274
Probi AB (a)	251	11,081
Radisson Hospitality AB (a)	372	1,437
Ratos AB (B Shares)	20,802	56,192
RaySearch Laboratories AB (a)	398	5,015
Recipharm AB (a)	2,999	44,373
Resurs Holding AB (c)	3,822	25,331
Saab AB (B Shares)	3,511	137,583
Sandvik AB	56,950	901,751
Scandic Hotels Group AB	5,491	50,193
Securitas AB (B Shares)	17,199	294,977
Skandinaviska Enskilda Banken AB (A Shares)	83,020	859,671
Skanska AB (B Shares)	18,827	296,359
SKF AB (B Shares)	22,065	354,442
SkiStar AB	779	20,303
SSAB Svenskt Stal AB:
(A Shares)	14,179	56,631
(B Shares)	42,341	137,371
Starbreeze AB (a)	12,908	9,253
Svenska Cellulosa AB (SCA) (B Shares)	29,801	282,081
Svenska Handelsbanken AB (A Shares)	78,227	850,315
Sweco AB (B Shares)	4,709	106,209
Swedbank AB (A Shares)	44,106	993,345
Swedish Match Co. AB	10,054	512,305
Swedish Orphan Biovitrum AB (a)	10,293	210,108
Tele2 AB (B Shares)	17,743	201,644
Telefonaktiebolaget LM Ericsson (B Shares)	161,610	1,407,099
TeliaSonera AB	141,108	636,217
Thule Group AB (c)	9,227	182,803
Tobii AB (a)	2,177	8,088
Trelleborg AB (B Shares)	14,569	263,164
Vitrolife AB	2,010	29,797
Volvo AB (B Shares)	77,027	1,151,472
Wallenstam AB (B Shares)	13,575	122,308
Wihlborgs Fastigheter AB	7,176	81,114

TOTAL SWEDEN		23,061,651

Switzerland - 5.1%
ABB Ltd. (Reg.)	95,712	1,925,873
Adecco SA (Reg.)	8,828	432,481
AFG Arbonia-Forster-Holding AG (a)	7,452	93,525
Allreal Holding AG	370	56,796
ALSO Holding AG	335	37,985
APG SGA SA	197	69,439
Aryzta AG	4,359	40,614
Ascom Holding AG (Reg.)	772	12,326
Autoneum Holding AG	113	21,879
Bachem Holding AG (B Shares)	167	19,533
Baloise Holdings AG	2,357	337,467
Banque Cantonale Vaudoise	189	141,307
Barry Callebaut AG	94	183,772
Basilea Pharmaceutica AG (a)	172	8,307
Bell AG	352	110,442
BKW AG	722	45,808
Bobst Group SA	285	21,563
Bossard Holding AG	776	126,669
Bucher Industries AG	400	110,411
Burckhardt Compression Holding AG	84	27,857
Burkhalter Holding AG	381	29,772
Cembra Money Bank AG	2,309	193,725
Clariant AG (Reg.)	10,921	235,412
Coca-Cola HBC AG	10,332	305,067
Comet Holding AG	480	48,517
Compagnie Financiere Richemont SA Series A	27,109	1,981,414
Credit Suisse Group AG	133,655	1,747,361
Daetwyler Holdings AG	793	120,468
Dufry AG	2,530	285,242
EFG International	3,288	23,212
Emmi AG	107	77,768
Ems-Chemie Holding AG	497	273,877
Flughafen Zuerich AG	1,198	236,947
Forbo Holding AG (Reg.)	47	69,020
Galenica AG	2,205	318,659
Galenica Sante Ltd. (c)	6,685	358,427
GAM Holding Ltd.	10,183	59,148
Geberit AG (Reg.)	1,734	678,862
Georg Fischer AG (Reg.)	262	243,881
Givaudan SA	476	1,155,085
Helvetia Holding AG (Reg.)	364	222,994
Huber+Suhner AG	427	29,254
Idorsia Ltd. (a)	5,009	97,032
Implenia AG	604	33,584
INFICON Holding AG	64	30,705
Interroll Holding AG	54	99,941
Intershop Holding AG	12	5,898
Julius Baer Group Ltd.	11,501	524,501
Kaba Holding AG (B Shares) (Reg.)	130	93,839
Kardex AG	862	112,120
Komax Holding AG (Reg.)	349	95,640
Kudelski SA (Bearer)	453	3,189
Kuehne & Nagel International AG	2,551	354,858
Lafargeholcim Ltd. (Reg.)	25,219	1,168,114
Landis+Gyr Group AG	1,176	71,343
Leonteq AG (a)	538	25,406
Lindt & Spruengli AG	6	478,975
Lindt & Spruengli AG (participation certificate)	46	317,430
Logitech International SA (Reg.)	8,995	332,864
Lonza Group AG	3,845	1,209,067
Meyer Burger Technology AG (a)	17,793	9,328
Mobimo Holding AG	795	177,210
Nestle SA (Reg. S)	158,712	13,398,956
Novartis AG	111,643	9,776,842
OC Oerlikon Corp. AG (Reg.)	9,327	111,037
Oriflame Holding AG	1,730	40,872
Orior AG	98	8,660
Panalpina Welttransport Holding AG	780	95,259
Pargesa Holding SA	2,018	148,172
Partners Group Holding AG	853	607,683
PSP Swiss Property AG	1,895	182,980
Rieter Holding AG (Reg.)	147	19,850
Roche Holding AG (participation certificate)	36,180	8,804,852
Schindler Holding AG:
(participation certificate)	1,449	305,583
(Reg.)	1,587	329,643
Schmolz & Bickenbach AG (a)	6,294	4,618
Schweiter Technologies AG	130	147,664
SFS Group AG	793	77,871
SGS SA (Reg.)	258	612,755
Siegfried Holding AG	168	67,390
Sika AG	6,931	889,128
Sonova Holding AG Class B	2,768	452,241
St.Galler Kantonalbank AG	93	45,801
Straumann Holding AG	531	362,471
Sulzer AG (Reg.)	897	90,132
Sunrise Communications Group AG (c)	2,050	180,544
Swatch Group AG (Bearer)	1,465	495,728
Swatch Group AG (Bearer) (Reg.)	4,459	297,739
Swiss Life Holding AG	1,960	739,902
Swiss Prime Site AG	3,278	266,237
Swiss Re Ltd.	15,877	1,433,919
Swisscom AG	1,293	592,355
Tecan Group AG	429	96,777
Temenos Group AG	2,979	409,662
u-blox Holding AG	486	60,898
UBS Group AG	198,319	2,774,477
Valiant Holding AG	1,734	195,928
Valora Holding AG	87	21,768
VAT Group AG (c)	1,302	130,827
Vontobel Holdings AG	1,913	118,714
VZ Holding AG	73	20,694
Ypsomed Holding AG	367	49,266
Zehnder Group AG	53	2,121
Zurich Insurance Group AG	7,248	2,250,369
ZZ Holding AG	120	107,352

TOTAL SWITZERLAND		64,584,947

Taiwan - 2.7%
A-DATA Technology Co. Ltd.	1,000	1,218
Accton Technology Corp.	30,000	82,557
Acer, Inc.	121,000	84,808
Advanced Ceramic X Corp.	1,000	6,266
Advantech Co. Ltd.	17,499	120,388
AmTRAN Technology Co. Ltd. (a)	4,000	1,525
ASE Industrial Holding Co. Ltd.	174,718	352,139
Asia Cement Corp.	136,000	143,861
Asia Optical Co., Inc.	6,000	10,736
Asia Pacific Telecom Co. Ltd. (a)	33,000	6,342
ASPEED Tech, Inc.	1,000	14,745
ASUSTeK Computer, Inc.	47,000	347,637
AU Optronics Corp.	570,000	222,576
Bank of Kaohsiung Co. Ltd.	15,272	4,336
Capital Securities Corp.	7,490	2,235
Catcher Technology Co. Ltd.	31,000	311,897
Cathay Financial Holding Co. Ltd.	414,000	655,222
Chang Hwa Commercial Bank	404,198	229,120
Cheng Loong Corp.	28,000	17,861
Cheng Shin Rubber Industry Co. Ltd.	134,000	188,489
Cheng Uei Precision Industries Co. Ltd.	3,000	2,064
Chicony Electronics Co. Ltd.	12,125	24,242
Chilisin Electronics Corp.	9,958	23,962
Chin-Poon Industrial Co. Ltd.	6,000	6,686
China Airlines Ltd.	177,000	52,367
China Bills Finance Corp.	4,000	1,705
China Development Finance Holding Corp.	960,000	307,902
China Life Insurance Co. Ltd.	204,569	194,258
China Motor Co. Ltd. (a)	3,000	2,258
China Petrochemical Development Corp. (a)	207,000	75,551
China Steel Chemical Corp.	1,000	4,054
China Steel Corp.	667,000	525,663
China Synthetic Rubber Corp.	21,398	23,913
Chinatrust Financial Holding Co. Ltd.	951,960	634,937
Chipbond Technology Corp.	38,000	69,715
Chroma ATE, Inc.	17,000	59,576
Chunghwa Telecom Co. Ltd.	185,000	653,079
Clevo Co. Ltd.	2,000	1,554
Compal Electronics, Inc.	188,000	103,532
Compeq Manufacturing Co. Ltd.	40,000	25,581
Coretronic Corp.	14,000	19,218
CTCI Corp.	10,000	14,099
Cub Elecparts, Inc.	2,484	14,963
Delta Electronics, Inc.	118,000	495,470
E Ink Holdings, Inc.	57,000	44,922
E.SUN Financial Holdings Co. Ltd.	660,322	437,222
ECLAT Textile Co. Ltd.	9,060	107,542
EGiS Technology, Inc.	1,000	3,139
Elan Microelectronics Corp.	31,500	58,502
Elite Advanced Laser Corp.	1,320	2,298
Elite Material Co. Ltd.	8,000	15,995
eMemory Technology, Inc.	6,000	44,379
Ennoconn Corp.	1,000	6,621
EPISTAR Corp.	30,000	27,083
Eternal Materials Co. Ltd.	10,291	7,662
EVA Airways Corp.	58,562	26,765
Evergreen Marine Corp. (Taiwan)	98,244	36,175
Evergreen Marine Corp. (Taiwan) rights 11/18/18 (a)	5,596	127
Everlight Electronics Co. Ltd.	11,000	9,451
Far Eastern Department Stores Co. Ltd.	5,000	2,495
Far Eastern International Bank	53,670	17,162
Far Eastern Textile Ltd.	159,000	159,460
Far EasTone Telecommunications Co. Ltd.	130,000	309,459
Farglory Land Development Co. Ltd.	10,000	11,402
Feng Hsin Iron & Steel Co.	17,000	32,176
Feng Tay Enterprise Co. Ltd.	30,120	180,951
Firich Enterprise Co. Ltd.	1,060	1,193
First Financial Holding Co. Ltd.	695,480	439,161
FLEXium Interconnect, Inc.	20,940	52,552
Formosa Chemicals & Fibre Corp.	184,000	665,622
Formosa Petrochemical Corp.	61,000	240,371
Formosa Plastics Corp.	234,000	763,360
Formosa Taffeta Co. Ltd.	92,000	99,992
Foxconn Technology Co. Ltd.	39,010	82,656
Fubon Financial Holding Co. Ltd.	360,000	563,363
Genius Electronic Optical Co. Ltd.	3,000	19,380
Getac Technology Corp.	2,000	2,351
Giant Manufacturing Co. Ltd.	10,000	38,113
Giga-Byte Technology Co. Ltd.	36,000	47,034
Global Unichip Corp.	3,000	20,349
GlobalWafers Co. Ltd.	14,000	111,012
Grand Pacific Petrochemical Corp.	41,000	27,611
Grape King Bio Ltd.	7,000	44,088
Great Wall Enterprise Co. Ltd.	2,140	2,081
Greatek Electronics, Inc.	9,000	11,192
HannStar Display Corp.	76,000	16,692
Highwealth Construction Corp.	11,000	16,112
HIWIN Technologies Corp.	11,791	76,168
Holystone Enterprise Co. Ltd.	9,000	28,168
Hon Hai Precision Industry Co. Ltd. (Foxconn)	689,600	1,755,155
Hota Industrial Manufacturing Co. Ltd.	31,063	129,929
Hotai Motor Co. Ltd.	18,000	124,126
HTC Corp. (a)	49,000	53,177
Hua Nan Financial Holdings Co. Ltd.	478,474	269,678
Huaku Development Co. Ltd.	1,000	2,025
Innolux Corp.	429,000	129,834
International Games Systems Co. Ltd.	1,000	4,441
Inventec Corp.	123,000	99,121
Kenda Rubber Industrial Co. Ltd.	12,060	11,530
King Slide Works Co. Ltd.	1,000	10,384
King Yuan Electronics Co. Ltd.	195,000	113,685
King's Town Bank	111,000	105,943
Kinpo Electronics, Inc.	6,000	1,793
Kinsus Interconnect Technology Corp.	2,000	2,613
LandMark Optoelectronics Corp.	4,000	26,550
Largan Precision Co. Ltd.	6,000	649,214
Lee Chang Yung Chemical Industry Corp.	92,000	154,222
Lien Hwa Industrial Corp.	60,667	59,667
Lite-On Technology Corp.	123,009	141,045
Long Chen Paper Co. Ltd.	48,138	24,488
Macronix International Co. Ltd.	70,380	38,986
Makalot Industrial Co. Ltd.	7,000	37,532
MediaTek, Inc.	79,000	580,498
Mega Financial Holding Co. Ltd.	623,000	526,201
Mercuries Life Insurance Co. Ltd.	139,465	61,037
Merida Industry Co. Ltd.	30,000	105,134
Merry Electronics Co. Ltd.	13,000	56,055
Micro-Star International Co. Ltd.	41,000	90,448
MiTAC Holdings Corp.	5,748	4,660
Namchow Chemical Industrial Co. Ltd.	1,000	1,411
Nan Ya Plastics Corp.	257,000	638,339
Nankang Rubber Tire Co. Ltd.	2,000	1,744
Nanya Technology Corp.	77,000	127,834
Nien Made Enterprise Co. Ltd.	10,000	61,692
Novatek Microelectronics Corp.	27,000	119,039
OBI Pharma, Inc. (a)	6,000	23,449
Oriental Union Chemical Corp.	4,000	3,618
PChome Online, Inc. (a)	6,062	27,608
Pegatron Corp.	91,000	165,479
PharmaEngine, Inc.	1,199	4,047
PharmaEssentia Corp. (a)	24,000	127,905
Phison Electronics Corp.	6,000	39,340
Pou Chen Corp.	192,000	194,415
Powertech Technology, Inc.	100,000	218,343
Poya International Co. Ltd.	1,010	8,792
President Chain Store Corp.	35,000	394,535
Primax Electronics Ltd.	15,000	20,155
Prince Housing & Development Corp.	6,000	1,957
Qisda Corp.	25,000	14,171
Quanta Computer, Inc.	114,000	179,871
Radiant Opto-Electronics Corp.	32,000	83,616
Realtek Semiconductor Corp.	39,000	156,199
Ritek Corp. (a)	78,497	25,100
Ruentex Development Co. Ltd.	5,040	6,967
Ruentex Industries Ltd.	9,000	22,529
SerComm Corp.	28,000	44,586
Shin Kong Financial Holding Co. Ltd.	581,982	190,795
Shin Zu Shing Co. Ltd.	1,000	2,442
Shinkong Insurance Co. Ltd.	2,000	2,316
Simplo Technology Co. Ltd.	23,600	136,826
SINBON Electronics Co. Ltd.	1,000	2,752
Sino-American Silicon Products, Inc.	29,000	53,953
Sinopac Holdings Co.	514,495	174,487
St.Shine Optical Co. Ltd.	3,000	53,294
Standard Foods Corp.	41,714	62,583
Synnex Technology International Corp.	164,100	176,500
Systex Corp.	1,000	1,999
Ta Chen Stainless Pipe Co. Ltd.	38,932	54,574
Taichung Commercial Bank Co. Ltd.	126,204	41,578
Taichung Commercial Bank Co. Ltd. rights 11/26/18 (a)	4,206	0
TaiMed Biologics, Inc. (a)	7,000	43,636
Tainan Spinning Co. Ltd.	115,000	45,130
Taishin Financial Holdings Co. Ltd.	437,715	194,395
Taishin Financial Holdings Co. Ltd. rights 11/22/18 (a)	8,829	856
Taiwan Business Bank	821,352	270,596
Taiwan Cement Corp.	281,728	315,756
Taiwan Cooperative Financial Holding Co. Ltd.	513,671	288,686
Taiwan Fertilizer Co. Ltd.	11,000	14,922
Taiwan Glass Industry Corp. (a)	24,000	10,271
Taiwan High Speed Rail Corp.	265,000	262,770
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	3,081
Taiwan Mobile Co. Ltd.	80,000	285,525
Taiwan Paiho Ltd.	17,000	25,093
Taiwan Secom Co.	33,000	93,797
Taiwan Semiconductor Manufacturing Co. Ltd.	1,278,000	9,589,011
Taiwan Shin Kong Security Co. Ltd.	2,000	2,161
Tatung Co. Ltd. (a)	104,000	120,928
TCI Co. Ltd.	3,448	48,167
TECO Electric & Machinery Co. Ltd.	75,000	42,998
Ton Yi Industrial Corp.	5,000	2,132
Tong Hsing Electronics Industries Ltd.	6,000	17,829
Tong Yang Industry Co. Ltd.	5,000	5,636
Topco Scientific Co. Ltd.	4,304	8,897
Transcend Information, Inc.	1,000	2,087
Tripod Technology Corp.	15,000	36,191
TSRC Corp.	6,000	5,523
TTY Biopharm Co. Ltd.	1,000	2,610
Tung Ho Steel Enterprise Corp.	55,000	37,217
Tung Thih Electronic Co. Ltd.	1,000	2,035
TXC Corp.	2,000	1,996
Unified-President Enterprises Corp.	244,000	590,288
Unimicron Technology Corp.	27,000	13,125
United Microelectronics Corp.	679,000	258,608
United Renewable Energy Co. Ltd. (a)	201,000	44,601
USI Corp.	5,202	1,983
Vanguard International Semiconductor Corp.	47,000	86,530
Visual Photonics Epitaxy Co. Ltd.	14,000	25,096
Voltronic Power Technology Corp.	1,000	16,133
Wafer Works Corp.	43,000	43,610
Walsin Lihwa Corp.	224,000	111,058
Walsin Technology Corp.	16,875	71,129
Waterland Financial Holdings Co. Ltd.	367,612	119,329
Wei-Chuan Food Corp. (a)	2,000	1,231
Win Semiconductors Corp.	20,389	62,562
Winbond Electronics Corp.	146,363	63,347
Wistron Corp.	266,829	162,887
Wistron NeWeb Corp.	20,460	47,581
WPG Holding Co. Ltd.	209,760	248,984
WT Microelectronics Co. Ltd.	2,235	2,877
Yageo Corp.	13,129	133,790
Yieh Phui Enterprise Co.	5,459	1,691
Yuanta Financial Holding Co. Ltd.	672,000	325,576
Yuen Foong Yu Paper Manufacturing Co.	105,000	37,984
Yulon Motor Co. Ltd.	12,000	6,996
Yungtay Engineering Co. Ltd.	18,000	32,790

TOTAL TAIWAN		34,375,645

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	47,500	280,760
Airports of Thailand PCL (For. Reg.)	205,700	397,008
Bangkok Airways PCL	65,400	23,075
Bangkok Bank PCL (For. Reg.)	15,100	96,538
Bangkok Chain Hospital PCL	97,300	57,218
Bangkok Dusit Medical Services PCL (For. Reg.)	192,800	142,449
Bangkok Expressway and Metro PCL	366,500	93,946
Bangkok Land PCL	1,205,600	62,534
Banpu PCL (For. Reg.)	150,900	79,182
Beauty Community PCL	134,100	40,440
BEC World PCL (For. Reg.) (a)	29,200	5,372
Berli Jucker PCL (For. Reg)	53,800	90,451
BTS Group Holdings PCL	366,700	101,185
BTS Group Holdings PCL warrants 12/31/19 (a)	40,744	102
Bumrungrad Hospital PCL (For. Reg.)	13,600	79,156
C.P. ALL PCL (For. Reg.)	264,200	535,810
Central Pattana PCL (For. Reg.)	57,000	135,796
CH. Karnchang PCL	2,700	2,076
Charoen Pokphand Foods PCL (For. Reg.)	153,160	116,625
Chularat Hospital PCL	25,300	1,938
Delta Electronics PCL (For. Reg.)	43,400	90,308
Dynasty Ceramic PCL:
warrants 5/7/21 (a)	7,160	194
(For. Reg.)	17,900	1,242
Electricity Generating PCL (For. Reg.)	9,000	62,696
Energy Absolute PCL	77,200	115,241
Energy Earth PCL (a)(d)	7,600	335
Esso Thailand PCL	74,900	32,752
Glow Energy PCL (For. Reg.)	28,700	72,486
Gunkul Engineering PCL	22,283	2,083
Hana Microelectronics PCL (For. Reg.)	58,900	64,389
Home Product Center PCL (For. Reg.)	387,600	174,163
Indorama Ventures PCL (For. Reg.)	98,400	160,983
IRPC PCL (For. Reg.)	723,800	133,148
Jasmine International Public Co. Ltd.	265,900	41,296
Kasikornbank PCL (For. Reg.)	92,800	558,311
KCE Electronics PCL	48,500	54,482
Kiatnakin Bank PCL (For. Reg.)	34,900	74,989
Krung Thai Bank PCL (For. Reg.)	207,100	125,534
Krungthai Card PCL (For. Reg.)	57,000	59,733
Land & House PCL (For. Reg.)	424,800	131,949
Major Cineplex Group PCL (For. Reg.)	78,400	55,797
Minor International PCL (For. Reg.)	196,200	215,962
Muangthai Leasing PCL	52,100	82,094
PTG Energy PCL	6,300	1,995
PTT Exploration and Production PCL (For. Reg.)	88,900	373,991
PTT Global Chemical PCL (For. Reg.)	123,300	287,241
PTT PCL (For. Reg.)	580,700	893,115
Robinsons Department Store PCL (For. Reg.)	16,400	32,271
Siam Cement PCL (For. Reg.)	21,000	264,717
Siam Commercial Bank PCL (For. Reg.)	100,400	416,315
Siam Global House PCL	51,598	29,098
Sino-Thai Engineering & Construction PCL (For. Reg.) (a)	16,300	12,191
Sri Trang Agro-Industry PCL	17,760	9,587
Srisawad Corp. PCL	43,700	58,644
Supalai PCL (For. Reg.)	85,475	56,451
Thai Airways International PCL (For. Reg.) (a)	60,900	23,875
Thai Oil PCL (For. Reg.)	67,000	171,238
Thai Union Frozen Products PCL (For. Reg.)	118,800	59,472
Thai Vegetable Oil PCL	29,800	25,388
Thanachart Capital PCL (For. Reg.)	26,800	42,633
TISCO Financial Group PCL	10,800	25,648
TMB PCL (For. Reg.)	446,200	30,680
True Corp. PCL (For. Reg.)	675,400	120,171
TTW PCL	130,400	48,369
Vibhavadi Medical Center PCL	93,584	6,378
WHA Corp. PCL	232,000	28,825

TOTAL THAILAND		7,670,121

Turkey - 0.1%
AG Anadolu Grubu Holding A/S	8,884	18,119
Akbank T.A.S.	90,481	106,999
Akcansa Cimento A/S	294	398
Albaraka Turk Katilim Bankasi A/S	3,589	848
Anadolu Efes Biracilik Ve Malt Sanayii A/S	9,935	33,398
Anadolu Sigoria	2,500	1,995
Arcelik A/S	11,166	31,023
Aselsan A/S	28,147	127,199
Aygaz A/S	428	931
Bim Birlesik Magazalar A/S JSC	11,907	169,138
Cimsa Cimento Sanayi Ve Ticaret A/S	254	341
Coca-Cola Icecek Sanayi A/S	3,284	16,192
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	124,151	37,092
Eregli Demir ve Celik Fabrikalari T.A.S.	77,422	125,491
Ford Otomotiv Sanayi A/S	3,281	35,219
Haci Omer Sabanci Holding A/S	30,143	38,396
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	56,075	30,698
Koc Holding A/S	42,304	117,915
Petkim Petrokimya Holding A/S	50,594	45,981
Soda Sanayii AS	51,836	62,875
TAV Havalimanlari Holding A/S	7,122	29,637
Tekfen Holding A/S	9,172	34,853
Tofas Turk Otomobil Fabrikasi A/S	8,164	30,818
Tupras Turkiye Petrol Rafinerileri A/S	6,630	156,214
Turk Hava Yollari AO (a)	24,007	60,344
Turk Sise ve Cam Fabrikalari A/S	66,361	56,156
Turkcell Iletisim Hizmet A/S	49,501	100,515
Turkiye Garanti Bankasi A/S	167,544	209,520
Turkiye Halk Bankasi A/S	29,067	32,085
Turkiye Is Bankasi A/S Series C	61,034	43,568
Turkiye Sinai Kalkinma Bankasi A/S	136,631	17,355
Turkiye Vakiflar Bankasi TAO	61,575	37,675
Ulker Biskuvi Sanayi A/S (a)	5,387	14,244
Yapi ve Kredi Bankasi A/S (a)	45,566	13,206

TOTAL TURKEY		1,836,438

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	112,981	248,837
Air Arabia PJSC (a)	150,733	41,857
Aldar Properties PJSC	277,570	130,731
Arabtec Holding Co. (a)	17,581	9,621
Damac Properties Dubai Co. PJSC (a)	80,493	44,266
DP World Ltd.	10,698	192,457
Dubai Investments Ltd. (a)	140,493	61,963
Dubai Islamic Bank Pakistan Ltd. (a)	66,813	95,677
Dubai Parks and Resorts PJSC (a)	83,207	7,951
Emaar Development PJSC (a)	62,036	83,601
Emaar Malls Group PJSC (a)	111,607	55,604
Emaar Properties PJSC	193,523	268,698
Emirates Telecommunications Corp. (a)	81,587	386,484
Eshraq Properties Co. PJSC (a)	6,866	1,122
National Bank of Abu Dhabi PJSC	63,676	239,577
Waha Capital PJSC (a)	6,006	3,041

TOTAL UNITED ARAB EMIRATES		1,871,487

United Kingdom - 10.4%
3i Group PLC	51,508	578,185
AA PLC	20,133	25,760
Abcam PLC	10,446	160,225
Acacia Mining PLC (a)	2,351	4,608
Accesso Technology Group PLC (a)	1,923	49,897
Admiral Group PLC	9,978	256,736
Advanced Medical Solutions Group PLC	6,326	23,207
Aggreko PLC	11,667	128,011
Allied Minds PLC (a)	3,073	2,337
Anglo American PLC (United Kingdom)	54,751	1,172,351
Antofagasta PLC	24,080	241,554
AO World PLC (a)	14,204	24,220
Arrow Global Group PLC	4,919	12,022
Ascential PLC	26,068	125,550
Ashmore Group PLC	19,573	88,114
Ashtead Group PLC	26,925	666,113
ASOS PLC (a)	3,442	240,040
Associated British Foods PLC	17,568	535,786
Assura PLC	197,531	132,302
AstraZeneca PLC (United Kingdom)	65,609	5,018,411
Auto Trader Group PLC (c)	48,901	255,525
Aveva Group PLC	2,982	99,787
Aviva PLC	205,926	1,125,363
Babcock International Group PLC	11,094	86,670
BAE Systems PLC	156,748	1,051,040
Balfour Beatty PLC	20,627	69,367
Bank of Georgia Group PLC	1,624	32,370
Barclays PLC	912,055	2,009,537
Barratt Developments PLC	57,216	375,906
BBA Aviation PLC	64,765	198,844
Beazley PLC	27,623	186,248
Bellway PLC	5,243	192,403
Berkeley Group Holdings PLC	7,357	329,224
BHP Billiton PLC	110,242	2,199,184
Biffa PLC (c)	16,227	48,742
Big Yellow Group PLC	13,146	144,928
Blue Prism Group PLC (a)	2,243	49,714
Bodycote PLC	14,511	147,549
Bovis Homes Group PLC	8,985	111,286
BP PLC	1,020,417	7,371,207
Brewin Dolphin Holding PLC	17,451	73,431
British American Tobacco PLC (United Kingdom)	118,986	5,158,075
British Land Co. PLC	41,085	310,888
Britvic PLC	20,924	211,553
BT Group PLC	440,197	1,347,886
BTG PLC (a)	21,113	148,966
Bunzl PLC	17,926	529,520
Burberry Group PLC	23,371	540,997
Cairn Energy PLC (a)	45,641	115,218
Capita Group PLC	86,609	142,420
Capital & Counties Properties PLC	32,919	105,319
Card Factory PLC	20,062	47,261
Carnival PLC	9,426	513,769
Carphone Warehouse Group PLC	54,588	118,233
Centrica PLC	293,385	552,007
Chemring Group PLC	30,409	70,897
Cineworld Group PLC	51,905	195,452
Civitas Social Housing PLC	12,154	17,089
Clinigen Group PLC	6,234	72,272
Close Brothers Group PLC	8,129	152,948
Coats Group PLC (a)	99,237	102,110
Cobham PLC (a)	106,354	146,341
Coca-Cola European Partners PLC	11,972	544,606
Compass Group PLC	80,513	1,584,840
Computacenter PLC	7,919	111,140
ConvaTec Group PLC (c)	84,628	175,238
Conviviality PLC (d)	5,769	0
Costain Group PLC	1,866	8,956
Countryside Properties PLC (c)	44,767	171,435
Crest Nicholson PLC	16,859	73,440
Croda International PLC	8,349	514,376
CVS Group PLC	1,909	20,485
CYBG PLC (b)	64,817	222,698
Daily Mail & General Trust PLC Class A	14,123	126,274
Dairy Crest Group PLC	13,813	84,430
Dart Group PLC	3,875	42,101
De La Rue PLC	4,598	28,122
Debenhams PLC	18,859	2,150
Dechra Pharmaceuticals PLC	4,831	141,160
Derwent London PLC	5,464	204,564
DFS Furniture PLC	13,771	36,612
Diageo PLC	123,866	4,282,235
Dialog Semiconductor PLC (a)	3,351	88,435
Dignity PLC	1,628	20,778
Diploma PLC	6,915	116,230
Direct Line Insurance Group PLC	66,382	279,579
Domino's Pizza UK & IRL PLC	24,401	88,359
Drax Group PLC	23,908	122,726
DS Smith PLC	85,340	428,582
Dunelm Group PLC	7,027	53,577
easyJet PLC	11,910	182,680
Electrocomponents PLC	23,365	185,104
Elementis PLC	32,720	85,737
EMIS Group PLC	1,676	19,387
Empiric Student Property PLC	23,726	28,750
EnQuest PLC (a)	83,348	29,084
Enterprise Inns PLC (a)	34,056	72,347
Equiniti Group PLC (c)	12,680	34,927
Essentra PLC	19,084	93,182
esure Group PLC	27,211	96,970
Evraz PLC	17,156	119,073
Faroe Petroleum PLC (a)	25,741	48,761
Ferrexpo PLC	15,676	41,857
Fever-Tree Drinks PLC	5,238	186,194
Firstgroup PLC (a)	54,355	59,402
Forterra PLC	9,489	26,744
Fresnillo PLC	11,801	128,003
G4S PLC (United Kingdom)	69,288	190,412
Galliford Try PLC	8,705	97,248
Games Workshop Group PLC	2,944	115,525
GB Group PLC	4,899	31,685
Genus PLC	2,800	79,238
Georgia Capital PLC (a)	1,624	24,287
GlaxoSmithKline PLC	256,234	4,962,679
Gocompare.com Group PLC	20,148	21,401
Grainger Trust PLC	16,607	57,525
Great Portland Estates PLC	9,397	83,802
Greene King PLC	17,834	110,011
Greggs PLC	8,654	128,425
Halfords Group PLC	14,706	57,971
Halma PLC	15,950	270,743
Hammerson PLC	38,651	216,635
Hansteen Holdings PLC	4,785	5,884
Hargreaves Lansdown PLC	13,494	322,193
Hastings Group Holdings PLC (c)	28,228	66,786
Hays PLC	68,438	143,725
Helical Bar PLC	4,937	19,626
Hikma Pharmaceuticals PLC	8,637	209,922
Hill & Smith Holdings PLC	7,635	96,663
Hochschild Mining PLC	7,631	15,372
HomeServe PLC	13,003	158,143
Hostelworld Group PLC (c)	1,535	3,861
Howden Joinery Group PLC	42,729	256,205
HSBC Holdings PLC (United Kingdom)	1,022,131	8,411,731
Hunting PLC	9,314	80,360
Hurricane Energy PLC (a)	94,337	55,347
Ibstock PLC (c)	31,649	90,778
IG Group Holdings PLC	19,211	148,438
IMI PLC	12,291	156,240
Imperial Tobacco Group PLC	49,894	1,691,938
Inchcape PLC	29,827	206,256
Indivior PLC (a)	40,182	96,738
Informa PLC	66,742	608,769
Inmarsat PLC	24,051	140,214
InterContinental Hotel Group PLC	10,336	542,992
Intermediate Capital Group PLC	13,762	167,462
International Personal Finance PLC	7,621	17,330
International Quantum Epitaxy PLC (a)(b)	32,218	37,269
Intertek Group PLC	8,374	501,787
Intu Properties PLC	63,148	158,284
Investec PLC	30,172	186,659
iomart Group PLC	1,226	6,018
ITE Group PLC	27,302	19,892
ITV PLC	205,736	391,696
J Sainsbury PLC	86,293	343,253
J.D. Weatherspoon PLC	1,928	30,435
Jackpotjoy PLC (a)	1,132	8,899
John David Group PLC	19,930	104,012
John Laing Group PLC (c)	53,157	212,125
John Menzies PLC	927	6,161
John Wood Group PLC	34,517	315,102
Johnson Matthey PLC	9,503	361,122
JRP Group PLC	41,715	47,322
Jupiter Fund Management PLC	32,708	140,891
Just Eat Holding Ltd. (a)	28,601	222,125
KAZ Minerals PLC	10,534	69,854
Kcom Group PLC	8,465	9,965
Keller Group PLC	9,943	82,355
Keywords Studios PLC	2,469	43,236
Kier Group PLC	3,223	36,109
Kingfisher PLC	113,977	370,102
Land Securities Group PLC	32,093	349,994
Legal & General Group PLC	298,801	960,548
Lloyds Banking Group PLC	3,691,220	2,693,631
London Stock Exchange Group PLC	15,887	876,237
Londonmetric Properity PLC	40,117	92,453
Lookers PLC	2,630	3,210
Man Group PLC	77,205	153,403
Marks & Spencer Group PLC	103,694	392,323
Marshalls PLC	6,565	36,100
McCarthy & Stone PLC (c)	17,225	29,723
Mediclinic International PLC	25,723	123,790
Meggitt PLC	41,490	280,966
Melrose Industries PLC	258,396	557,020
Merlin Entertainments PLC (c)	30,745	127,012
Metro Bank PLC (a)	6,358	180,740
Micro Focus International PLC	23,872	370,069
Mitchells & Butlers PLC	6,311	20,973
Mitie Group PLC	26,411	49,051
Mondi PLC	20,337	479,473
Moneysupermarket.com Group PLC	30,685	115,037
Morgan Advanced Materials PLC	8,008	28,251
N Brown Group PLC	3,824	6,623
National Express Group PLC Class L	22,645	115,837
National Grid PLC	168,244	1,783,190
NCC Group Ltd.	7,668	19,269
NewRiver REIT PLC	15,425	49,882
NEX Group PLC	16,842	244,552
Next PLC	7,334	487,840
NMC Health PLC	5,522	249,296
Northgate PLC	8,573	41,290
Nostrum Oil & Gas LP (a)	1,976	5,203
Ocado Group PLC (a)	29,027	317,299
On The Beach Group PLC (c)	3,023	16,557
OneSavings Bank PLC	9,977	47,593
Ophir Energy PLC (a)	39,780	20,873
Oxford Instruments PLC	1,621	19,476
P2P Global Investments PLC	5,361	53,243
Pagegroup PLC	14,774	94,798
Paragon Banking Group PLC	21,947	119,392
Pearson PLC	39,706	456,140
Pendragon PLC	85,397	29,363
Pennon Group PLC	20,124	191,941
Persimmon PLC	15,307	448,830
Pets At Home Group PLC	34,907	49,080
Photo-Me International PLC	11,079	15,634
Polypipe Group PLC	17,721	84,035
Premier Foods PLC (a)	23,207	11,302
Premier Oil PLC (a)	58,507	80,766
Primary Health Properties PLC	40,520	56,765
Provident Financial PLC	14,724	96,058
Prudential PLC	134,192	2,687,010
Purplebricks Group PLC (a)(b)	10,054	22,836
PZ Cussons PLC Class L	16,813	47,064
QinetiQ Group PLC	35,124	124,675
Quilter PLC	143,526	212,478
Rathbone Brothers PLC	1,656	48,726
Reckitt Benckiser Group PLC	34,150	2,761,510
Redde PLC	25,770	57,907
Redrow PLC	14,846	100,289
RELX PLC	56,037	1,110,211
RELX PLC	46,696	923,992
Renishaw PLC	1,666	89,736
Rentokil Initial PLC	90,686	366,523
Restore PLC	3,422	19,464
Rightmove PLC	59,640	344,682
Rio Tinto PLC	60,724	2,948,197
Rolls-Royce Holdings PLC	86,539	928,061
Rotork PLC	41,450	158,838
Royal Bank of Scotland Group PLC	253,828	764,149
Royal Dutch Shell PLC:
Class A (United Kingdom)	235,926	7,516,157
Class B (United Kingdom)	192,067	6,263,867
Royal Mail PLC	46,011	211,132
RPC Group PLC	22,440	218,735
RPS Group PLC	24,886	49,877
RSA Insurance Group PLC	52,141	376,154
Safestore Holdings PLC	21,871	149,282
Saga PLC	59,263	90,218
Sage Group PLC	57,651	401,166
Savills PLC	10,381	96,200
Scapa Group PLC	4,991	26,079
Schroders PLC	8,227	281,822
Scottish & Southern Energy PLC	54,207	790,090
Segro PLC	44,132	346,693
Senior Engineering Group PLC	40,300	140,626
Serco Group PLC (a)	85,942	105,567
Severn Trent PLC	12,251	291,731
Shaftesbury PLC	6,361	72,932
Shanks Group PLC	22,634	14,841
SIG PLC	12,607	18,080
Sirius Minerals PLC (a)(b)	252,896	74,477
Smart Metering Systems PLC	2,619	19,316
Smith & Nephew PLC	44,298	720,058
Smiths Group PLC	21,457	383,283
SOCO International PLC	500	537
Softcat PLC	3,043	25,088
Sophos Group PLC (c)	19,757	110,559
Sound Energy PLC (a)	8,859	3,850
Spectris PLC	6,306	172,813
Spirax-Sarco Engineering PLC	3,927	324,761
Spire Healthcare Group PLC (c)	16,378	24,577
Sports Direct International PLC (a)	6,585	27,473
SSP Group PLC	29,295	249,982
St. James's Place Capital PLC	27,059	350,537
St. Modwen Properties PLC	10,219	48,878
Stagecoach Group PLC	12,696	24,796
Standard Chartered PLC (United Kingdom)	146,434	1,028,510
Standard Life PLC	135,061	466,978
Stock Spirits Group PLC	10,658	27,246
SuperGroup PLC	2,109	21,781
Synthomer PLC	15,742	89,339
TalkTalk Telecom Group PLC	30,162	46,264
Tate & Lyle PLC	21,590	185,779
Taylor Wimpey PLC	198,993	410,780
Ted Baker PLC	2,860	66,972
Telecom Plus PLC	3,457	53,909
Tesco PLC	509,969	1,388,863
The Go-Ahead Group PLC	2,295	45,058
The Restaurant Group PLC	16,490	50,839
The Weir Group PLC	13,074	265,039
Thomas Cook Group PLC	82,838	47,775
TORM PLC (a)	167	984
Travis Perkins PLC	12,141	171,791
Tritax Big Box REIT PLC	65,993	120,539
Tullett Prebon PLC	22,995	85,237
Tullow Oil PLC (a)	88,848	256,431
Ultra Electronics Holdings PLC	3,091	56,814
Unilever PLC	62,527	3,312,033
Unite Group PLC	12,428	135,424
United Utilities Group PLC	33,372	309,939
Vectura Group PLC (a)	18,438	16,756
Vesuvius PLC	6,559	45,607
Victoria PLC (a)	6,214	30,182
Victrex PLC	6,984	236,743
Vodafone Group PLC	1,377,608	2,590,645
Watkin Jones PLC	6,697	17,976
WH Smith PLC	9,401	233,718
Whitbread PLC	9,319	524,108
William Hill PLC	46,280	124,344
WM Morrison Supermarkets PLC	104,955	332,835
Wolverhampton & Dudley Breweries PLC	23,336	29,649
Workspace Group PLC	8,125	99,803

TOTAL UNITED KINGDOM		130,916,941

United States of America - 0.1%
Southern Copper Corp.	4,872	186,792
Yum China Holdings, Inc.	18,561	669,681

TOTAL UNITED STATES OF AMERICA		856,473

TOTAL COMMON STOCKS
(Cost $1,238,027,315)		1,143,668,315

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.6%
Alpargatas SA (PN)	5,800	23,674
Banco ABC Brasil SA	3,455	15,012
Banco Bradesco SA (PN)	176,205	1,624,031
Banco do Estado Rio Grande do Sul SA	5,300	28,284
Bradespar SA (PN)	9,679	89,885
Braskem SA (PN-A)	8,800	123,316
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	9,862	70,490
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	10,161	213,568
Companhia de Saneamento do Parana	15,500	41,983
Companhia Energetica de Minas Gerais (CEMIG) (PN)	52,535	155,706
Companhia Energetica de Sao Paulo Series B	5,300	28,270
Companhia Paranaense de Energia-Copel (PN-B)	7,200	50,747
Gerdau SA	67,303	294,061
Gol Linhas Aereas Inteligentes SA (PN) (a)	2,100	10,383
Itau Unibanco Holding SA	165,007	2,183,688
Itausa-Investimentos Itau SA (PN)	243,132	734,329
Lojas Americanas SA (PN)	34,700	175,295
Marcopolo SA (PN)	10,100	10,666
Metalurgica Gerdau SA (PN)	20,800	44,378
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	186,386	1,383,308
Telefonica Brasil SA	22,800	264,790

TOTAL BRAZIL		7,565,864

Chile - 0.1%
Embotelladora Andina SA Class B	34,522	121,521
Sociedad Quimica y Minera de Chile SA (PN-B)	5,986	258,875

TOTAL CHILE		380,396

Colombia - 0.0%
Bancolombia SA (PN)	14,703	137,462
Grupo Aval Acciones y Valores SA	145,146	50,944
Grupo de Inversiones Suramerica SA	9,299	84,917

TOTAL COLOMBIA		273,323

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	3,209	242,433
Biotest AG (non-vtg.)	1,682	44,675
Draegerwerk AG & Co. KGaA (non-vtg.)	125	6,719
Fuchs Petrolub AG	4,826	223,785
Henkel AG & Co. KGaA	8,757	957,940
Jungheinrich AG	2,802	92,989
Porsche Automobil Holding SE (Germany)	8,372	532,417
Sartorius AG (non-vtg.)	1,761	255,308
Sixt AG Preference Shares	548	37,738
Sto SE & Co. KGaA	572	59,086
Volkswagen AG	9,767	1,645,671

TOTAL GERMANY		4,098,761

Italy - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,220	13,708
Danieli & C. Officine Meccaniche SpA	1,027	15,145
Telecom Italia SpA (Risparmio Shares)	544,121	275,362

TOTAL ITALY		304,215

Korea (South) - 0.2%
AMOREPACIFIC Corp.	528	41,648
Daishin Securities Co. Ltd.	4,429	34,819
Hyundai Motor Co.	2,791	162,910
Hyundai Motor Co. Series 2	905	56,156
LG Chemical Ltd.	665	116,273
LG Household & Health Care Ltd.	112	71,853
Samsung Electronics Co. Ltd.	44,111	1,382,093

TOTAL KOREA (SOUTH)		1,865,752

Panama - 0.0%
Avianca Holdings SA	19,286	11,831
Russia - 0.0%
AK Transneft OAO	26	67,453
Surgutneftegas OJSC	397,255	229,975

TOTAL RUSSIA		297,428

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (a)	3,980,794	5,088
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $14,726,200)		14,802,658
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19(f)
(Cost $3,288,150)	3,300,000	3,287,180
	Shares	Value

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 2.23% (g)	87,391,909	87,409,387
Fidelity Securities Lending Cash Central Fund 2.23% (g)(h)	3,580,317	3,580,675
TOTAL MONEY MARKET FUNDS
(Cost $90,990,062)		90,990,062
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $1,347,031,727)		1,252,748,215
NET OTHER ASSETS (LIABILITIES) - 0.7%		8,724,373
NET ASSETS - 100%		$1,261,472,588
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	785	Dec. 2018	$71,140,625	$(937,177)	$(937,176)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	509	Dec. 2018	24,348,015	(279,683)	(279,683)
TME S&P/TSX 60 Index Contracts (Canada)	51	Dec. 2018	6,928,360	(103,215)	(103,215)
TOTAL FUTURES CONTRACTS					$(1,320,074)

The notional amount of futures purchased as a percentage of Net Assets is 8.0%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,663,282 or 0.9% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,287,180.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$554,926
Fidelity Securities Lending Cash Central Fund	85,453
Total	$640,379

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$78,050,121	$36,658,897	$41,389,076	$2,148
Consumer Discretionary	124,384,392	89,014,615	35,365,945	3,832
Consumer Staples	108,803,747	57,611,482	51,186,609	5,656
Energy	83,584,467	45,850,692	37,728,467	5,308
Financials	242,803,821	162,297,911	80,505,910	--
Health Care	98,107,090	38,531,152	59,565,907	10,031
Industrials	148,252,727	96,329,498	51,923,229	--
Information Technology	98,015,122	60,049,786	37,963,171	2,165
Materials	94,207,041	68,102,044	26,104,997	--
Real Estate	47,350,225	42,388,125	4,962,100	--
Utilities	34,912,220	26,927,055	7,978,893	6,272
Government Obligations	3,287,180	--	3,287,180	--
Money Market Funds	90,990,062	90,990,062	--	--
Total Investments in Securities:	$1,252,748,215	$814,751,319	$437,961,484	$35,412
Derivative Instruments:
Liabilities
Futures Contracts	$(1,320,074)	$(1,320,074)	$--	$--
Total Liabilities	$(1,320,074)	$(1,320,074)	$--	$--
Total Derivative Instruments:	$(1,320,074)	$(1,320,074)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$22,907,938
Level 2 to Level 1	$42,534,733

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,320,074)
Total Equity Risk	0	(1,320,074)
Total Value of Derivatives	$0	$(1,320,074)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $3,477,746) — See accompanying schedule: Unaffiliated issuers (cost $1,256,041,665)	$1,161,758,153
Fidelity Central Funds (cost $90,990,062)	90,990,062
Total Investment in Securities (cost $1,347,031,727)		$1,252,748,215
Segregated cash with brokers for derivative instruments		1,916,104
Cash		4,215
Foreign currency held at value (cost $5,824,242)		5,757,751
Receivable for investments sold		32,994
Receivable for fund shares sold		55,666,768
Dividends receivable		3,181,760
Distributions receivable from Fidelity Central Funds		73,830
Receivable for daily variation margin on futures contracts		900,620
Total assets		1,320,282,257
Liabilities
Payable for investments purchased
Regular delivery	$35
Delayed delivery	5,414
Payable for fund shares redeemed	55,160,721
Accrued management fee	61,629
Other payables and accrued expenses	274
Collateral on securities loaned	3,581,596
Total liabilities		58,809,669
Net Assets		$1,261,472,588
Net Assets consist of:
Paid in capital		$1,333,157,342
Total distributable earnings (loss)		(71,684,754)
Net Assets		$1,261,472,588
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($20,253,291 ÷ 1,820,066 shares)		$11.13
Premium Class:
Net Asset Value, offering price and redemption price per share ($555,339,151 ÷ 49,884,840 shares)		$11.13
Institutional Class:
Net Asset Value, offering price and redemption price per share ($96,585,237 ÷ 8,674,463 shares)		$11.13
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($589,294,909 ÷ 52,916,804 shares)		$11.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$31,718,421
Interest		32,875
Income from Fidelity Central Funds		640,379
Income before foreign taxes withheld		32,391,675
Less foreign taxes withheld		(2,970,487)
Total income		29,421,188
Expenses
Management fee	$612,339
Transfer agent fees	207,050
Independent trustees' fees and expenses	4,157
Commitment fees	2,572
Total expenses before reductions	826,118
Expense reductions	(2,454)
Total expenses after reductions		823,664
Net investment income (loss)		28,597,524
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $10,714)	661,707
Fidelity Central Funds	(532)
Foreign currency transactions	103,611
Futures contracts	859,354
Total net realized gain (loss)		1,624,140
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $234,805)	(153,015,188)
Fidelity Central Funds	667
Assets and liabilities in foreign currencies	(105,794)
Futures contracts	(1,329,328)
Total change in net unrealized appreciation (depreciation)		(154,449,643)
Net gain (loss)		(152,825,503)
Net increase (decrease) in net assets resulting from operations		$(124,227,979)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,597,524	$8,251,362
Net realized gain (loss)	1,624,140	2,020,325
Change in net unrealized appreciation (depreciation)	(154,449,643)	59,037,611
Net increase (decrease) in net assets resulting from operations	(124,227,979)	69,309,298
Distributions to shareholders	(12,739,319)	–
Distributions to shareholders from net investment income	–	(438,332)
Distributions to shareholders from net realized gain	–	(81,892)
Total distributions	(12,739,319)	(520,224)
Share transactions - net increase (decrease)	753,570,682	518,835,415
Redemption fees	11,499	38,564
Total increase (decrease) in net assets	616,614,883	587,663,053
Net Assets
Beginning of period	644,857,705	57,194,652
End of period	$1,261,472,588	$644,857,705
Other Information
Undistributed net investment income end of period		$7,662,757

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total International Index Fund Investor Class

Years ended October 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.38	$10.08	$10.00
Income from Investment Operations
Net investment income (loss)B	.34	.29	.08
Net realized and unrealized gain (loss)	(1.38)	2.05	–
Total from investment operations	(1.04)	2.34	.08
Distributions from net investment income	(.16)	(.03)	–
Distributions from net realized gain	(.06)	(.01)	–
Total distributions	(.21)C	(.04)	–
Redemption fees added to paid in capitalB,D	–	–	–
Net asset value, end of period	$11.13	$12.38	$10.08
Total ReturnE,F	(8.53)%	23.31%	.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.14%	.18%	.21%I
Expenses net of fee waivers, if any	.14%	.18%	.18%I
Expenses net of all reductions	.14%	.18%	.18%I
Net investment income (loss)	2.73%	2.53%	1.97%I
Supplemental Data
Net assets, end of period (000 omitted)	$20,253	$13,060	$3,170
Portfolio turnover rateJ	3%	2%	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.057 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Index Fund Premium Class

Years ended October 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.34	.30	.08
Net realized and unrealized gain (loss)	(1.38)	2.04	.01
Total from investment operations	(1.04)	2.34	.09
Distributions from net investment income	(.16)	(.04)	–
Distributions from net realized gain	(.06)	(.01)	–
Total distributions	(.22)	(.04)C	–
Redemption fees added to paid in capitalB,D	–	–	–
Net asset value, end of period	$11.13	$12.39	$10.09
Total ReturnE,F	(8.54)%	23.34%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%	.11%	.11%I
Expenses net of fee waivers, if any	.09%	.11%	.11%I
Expenses net of all reductions	.09%	.11%	.11%I
Net investment income (loss)	2.78%	2.60%	2.05%I
Supplemental Data
Net assets, end of period (000 omitted)	$555,339	$391,741	$51,494
Portfolio turnover rateJ	3%	2%	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Index Fund Institutional Class

Years ended October 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.34	.30	.08
Net realized and unrealized gain (loss)	(1.38)	2.05	.01
Total from investment operations	(1.04)	2.35	.09
Distributions from net investment income	(.17)	(.04)	–
Distributions from net realized gain	(.06)	(.01)	–
Total distributions	(.22)C	(.05)	–
Redemption fees added to paid in capitalB,D	–	–	–
Net asset value, end of period	$11.13	$12.39	$10.09
Total ReturnE,F	(8.52)%	23.35%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.07%	.09%	.13%I
Expenses net of fee waivers, if any	.07%	.09%	.09%I
Expenses net of all reductions	.07%	.09%	.09%I
Net investment income (loss)	2.80%	2.62%	2.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$96,585	$104,569	$1,241
Portfolio turnover rateJ	3%	2%	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.057 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Index Fund Institutional Premium Class

Years ended October 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.34	.31	.08
Net realized and unrealized gain (loss)	(1.36)	2.04	.01
Total from investment operations	(1.02)	2.35	.09
Distributions from net investment income	(.17)	(.04)	–
Distributions from net realized gain	(.06)	(.01)	–
Total distributions	(.23)	(.05)	–
Redemption fees added to paid in capitalB,C	–	–	–
Net asset value, end of period	$11.14	$12.39	$10.09
Total ReturnD,E	(8.42)%	23.37%	.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%	.06%	.10%H
Expenses net of fee waivers, if any	.06%	.06%	.06%H
Expenses net of all reductions	.06%	.06%	.06%H
Net investment income (loss)	2.81%	2.65%	2.09%H
Supplemental Data
Net assets, end of period (000 omitted)	$589,295	$135,488	$1,289
Portfolio turnover rateI	3%	2%	1%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the consolidation of the Fund's publicly offered share classes into a single share class. The consolidation took place on November 9, 2018, and the surviving class is Fidelity Total International Index Fund.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in the Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$63,061,005
Gross unrealized depreciation	(159,379,192)
Net unrealized appreciation (depreciation)	$(96,318,187)
Tax Cost	$1,348,963,188

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$24,741,278
Net unrealized appreciation (depreciation) on securities and other investments	$(96,426,033)

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$11,596,216	$ 473,428
Long-term Capital Gains	1,143,103	46,796
Total	$12,739,319	$ 520,224

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume activity at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $702,412,535 and $27,283,686, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .06% of each class' average net assets on an annual basis with certain exceptions. Prior to August 1, 2018 the investment adviser paid class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.10%
Institutional Class	.08%
Institutional Premium Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, Investor Class, Premium Class, Institutional Class and Institutional Premium Class do not pay transfer agent fees. Prior to August 1, 2018, under the expense contract, Investor Class, Premium Class and Institutional Class paid portion of the transfer agent fees at an annual rate of .11%, .04% and .02% of class-level average net assets, respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$14,469.08
Premium Class	160,240.03
Institutional Class	32,341.01
	$207,050

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4,003.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,572 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $85,453. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,454.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017
Distributions to shareholders
Investor Class	$240,444	$–
Premium Class	7,540,473	–
Institutional Class	2,474,976	–
Institutional Premium Class	2,483,426	–
Total	$12,739,319	$–
From net investment income
Investor Class	$–	$12,356
Premium Class	–	274,306
Institutional Class	–	147,084
Institutional Premium Class	–	4,586
Total	$–	$438,332
From net realized gain
Investor Class	$–	$2,668
Premium Class	–	51,468
Institutional Class	–	26,952
Institutional Premium Class	–	804
Total	$–	$81,892

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018	Year ended October 31, 2017	Year ended October 31, 2018	Year ended October 31, 2017
Investor Class
Shares sold	2,271,802	2,080,742	$28,292,302	$23,149,243
Reinvestment of distributions	19,410	1,459	236,609	14,518
Shares redeemed	(1,525,971)	(1,341,742)	(19,099,753)	(15,054,293)
Net increase (decrease)	765,241	740,459	$9,429,158	$8,109,468
Premium Class
Shares sold	38,944,563	29,938,258	$481,016,695	$332,799,582
Reinvestment of distributions	578,359	29,064	7,050,193	289,118
Shares redeemed	(21,258,693)	(3,451,383)	(253,769,567)	(39,220,046)
Net increase (decrease)	18,264,229	26,515,939	$234,297,321	$293,868,654
Institutional Class
Shares sold	26,080,594	8,773,177	$322,527,531	$96,370,730
Reinvestment of distributions	202,632	17,495	2,470,085	174,036
Shares redeemed	(26,048,101)	(474,363)	(301,741,078)	(5,749,005)
Net increase (decrease)	235,125	8,316,309	$23,256,538	$90,795,761
Institutional Premium Class
Shares sold	44,428,194	10,950,498	$514,699,906	$127,826,848
Reinvestment of distributions	203,727	542	2,483,426	5,390
Shares redeemed	(2,647,162)	(146,727)	(30,595,667)	(1,770,706)
Net increase (decrease)	41,984,759	10,804,313	$486,587,665	$126,061,532

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Total International Index Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Total International Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 18, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 283 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Investor Class	.11%
Actual		$1,000.00	$884.70	$.52-C
Hypothetical-D		$1,000.00	$1,024.65	$.56-C
Premium Class	.08%
Actual		$1,000.00	$884.70	$.38
Hypothetical-D		$1,000.00	$1,024.80	$.41
Institutional Class	.07%
Actual		$1,000.00	$884.70	$.33
Hypothetical-D		$1,000.00	$1,024.85	$.36
Institutional Premium Class	.06%
Actual		$1,000.00	$885.50	$.29
Hypothetical-D		$1,000.00	$1,024.90	$.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C If fees and changes to the class level expense contract and/or expense cap, effective August 1, 2018, had been in effect during the entire current period, the restated annualized expense ratio would have been .06% and the expenses paid in the actual and hypothetical examples above would have been $.29 and $.31, respectively.

 D 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2018, $359,732, or, if subsequently determined to be different, the net capital gain of such year.

Investor Class designates 76%; Premium Class designates 73%; Institutional Class designates 72%; and Institutional Premium Class designates 71%; of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Total International Index Fund
Investor Class	12/11/17	$0.1511	$0.0143
Premium Class	12/11/17	$0.1574	$0.0143
Institutional Class	12/11/17	$0.1592	$0.0143
Institutional Premium Class	12/11/17	$0.1610	$0.0143

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total International Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Total International Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.20% to 0.06%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire period.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2017.

At its July 2018 meeting, the Board approved a proposal for the fund to consolidate all classes into a single class by exchanging all shares of the higher cost classes for shares of the lowest cost class available. The exchanges are expected to take place in November 2018. In connection with the class consolidation, the Board approved amended and restated expense contracts that reduce each class's total expense ratio to equal the total expense ratio of the lowest cost class. The Board considered that, effective August 1, 2018, contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total class operating expenses, with certain exceptions, to 0.06%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

TI1-ANN-1218
1.9879611.102

Fidelity® Total International Index Fund Institutional Class and Institutional Premium Class Annual Report October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Life of fundA
Institutional Class	(8.52)%	5.56%
Institutional Premium Class	(8.42)%	5.61%

 A From June 7, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Total International Index Fund - Institutional Class on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Investable Market Index performed over the same period.

Period Ending Values
$11,386	Fidelity® Total International Index Fund - Institutional Class
$11,520	MSCI ACWI (All Country World Index) ex USA Investable Market Index

Management's Discussion of Fund Performance

Market Recap:  International equities returned -8.08% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. A modestly positive first half of the period gave way to a confluence of overwhelmingly negative factors – including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -11% second-half return. The index lost 8% in October alone, its largest monthly drop in more than six years. Among sectors, new-media-infused communications services (-15%) was hit the hardest, while economically sensitive consumer discretionary (-13%), information technology (-12%), financials (-10%), industrials (-9%) and materials (-7%) stocks also fared poorly. Even the more defensive real estate (-9%), utilities (-6%) and consumer staples (-5%) sectors weren’t spared this period. Conversely, elevated crude-oil prices fueled a positive return for energy (+7%), the top-performing sector, followed by the relatively stable-growing health care segment (+2%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth also pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund's share classes returned about 8.4% to 8.5% (excluding sales charges, if applicable), compared with a return of -8.28% for the benchmark MSCI ACWI (All Country World Index) ex USA Investible Market Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Shares of Chinese internet company Tencent (-24%), which struggled due to questions about future growth and regulatory concerns, hurt the fund return the most on an absolute basis. Tencent's decline also weighed on South African media company Naspers (-28%), which owns a large Tencent stake. Elsewhere, Korean electronics giant Samsung (-23%) detracted amid disappointing smartphone sales for part of the 12 months, as well as concerns about pricing trends for semiconductors. In contrast, Japanese electronics giant Sony (+41%), contributed more than any other holding, driven by strong financial results. Brazilian mining company Vale (+62%) also added value; this company benefited from better commodity pricing coupled with the firm's success at cutting costs. Also worth noting was U.K.-based energy giant BP (+13%), which gained amid stronger prices for crude oil for much of the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.1
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.8
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	0.7
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.7
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.6
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.6
7.6

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	19.2
Industrials	11.8
Consumer Discretionary	9.9
Consumer Staples	8.6
Health Care	7.8
Information Technology	7.8
Materials	7.5
Energy	6.6
Communication Services	6.2
Real Estate	3.8

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
Japan	16.3%
United Kingdom	10.4%
United States of America*	8.2%
Canada	6.2%
France	5.8%
Germany	5.4%
Switzerland	5.1%
Australia	4.3%
Cayman Islands	3.4%
Other	34.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks and Equity Futures	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.1

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value
Australia - 4.3%
360 Capital Industrial Fund	999	$1,960
Abacus Property Group unit	2,727	6,334
Accent Group Ltd.	32,302	28,479
Adelaide Brighton Ltd.	18,053	72,487
Afterpay Touch Group Ltd. (a)	7,665	67,795
AGL Energy Ltd.	33,541	427,537
ALS Ltd.	25,714	148,588
Altium Ltd.	5,371	83,182
Alumina Ltd.	143,028	258,277
Amcor Ltd.	58,798	553,783
AMP Ltd.	143,306	250,661
Ansell Ltd.	5,788	95,010
APA Group unit	64,054	435,454
APN News & Media Ltd.	14,469	19,826
APN Outdoor Group Ltd.	16,583	75,157
Appen Ltd.	6,617	49,857
ARB Corp. Ltd.	7,576	92,867
Ardent Leisure Group unit	13,116	14,861
Aristocrat Leisure Ltd.	29,287	549,599
Asaleo Care Ltd.	2,008	995
ASX Ltd.	10,509	440,340
Atlas Arteria Ltd. unit	39,232	189,752
Aurizon Holdings Ltd.	105,463	313,671
Austal Ltd.	24,631	31,222
Australia & New Zealand Banking Group Ltd.	149,103	2,737,878
Australian Agricultural Co. Ltd. (a)	4,710	4,403
Australian Pharmaceutical Industries Ltd.	31,076	33,670
Automotive Holdings Group Ltd.	2,148	2,746
Babcock & Brown Wind Partners (a)	22,022	7,641
Bank of Queensland Ltd.	20,228	138,231
Bapcor Ltd.	5,659	27,371
Beach Energy Ltd.	110,200	137,347
Bega Cheese Ltd.	7,332	30,997
Bellamy's Australia Ltd. (a)	3,737	19,133
Bendigo & Adelaide Bank Ltd.	22,123	160,267
BHP Billiton Ltd.	164,789	3,802,284
Bingo Industries Ltd.	33,961	57,478
Blackmores Ltd.	655	56,296
BlueScope Steel Ltd.	30,671	312,112
Boral Ltd.	65,610	260,650
Brambles Ltd.	79,984	601,524
Breville Group Ltd.	3,281	28,555
Brickworks Ltd.	3,884	46,345
BT Investment Management Ltd.	21,895	126,055
BWP Trust	13,548	33,195
Caltex Australia Ltd.	12,533	250,814
Carsales.com Ltd.	13,044	112,693
Challenger Ltd.	29,708	215,847
Charter Hall Group unit	16,947	82,807
Charter Hall Long Wale REIT unit	5,867	17,117
Charter Hall Retail REIT	4,482	13,489
Cimic Group Ltd.	5,148	172,398
Coca-Cola Amatil Ltd.	26,226	184,048
Cochlear Ltd.	2,880	362,169
Commonwealth Bank of Australia	90,380	4,430,900
Computershare Ltd.	24,953	349,345
Corporate Travel Management Ltd.	2,449	34,772
Costa Group Holdings Ltd.	19,396	83,785
Credit Corp. Group Ltd.	3,751	50,602
Cromwell Property Group unit	78,299	57,111
Crown Ltd.	17,418	154,305
CSL Ltd.	23,795	3,167,881
CSR Ltd.	34,399	85,990
DEXUS Property Group unit	47,871	345,778
Domain Holdings Australia Ltd.	4,825	8,474
Dominos Pizza Enterprises Ltd.	3,934	150,464
Downer EDI Ltd.	30,890	151,373
DuluxGroup Ltd.	37,119	194,515
Eclipx Group Ltd.	20,670	35,423
Estia Health Ltd.	5,345	7,722
Evolution Mining Ltd.	57,818	122,013
FKP Property Group unit	11,567	15,113
Flexigroup Ltd.	24,844	27,006
Flight Centre Travel Group Ltd.	2,726	89,571
Folkestone Education Trust	967	1,952
Fortescue Metals Group Ltd.	97,225	275,400
G8 Education Ltd.	16,225	23,554
Galaxy Resources Ltd. (a)	17,639	27,355
Gateway Lifestyle Holdings Pty Ltd. unit	66	105
GDI Property Group unit	5,098	4,657
Genworth Mortgage Insurance Ltd.	21,812	34,754
Goodman Group unit	81,798	601,264
GrainCorp Ltd.	13,794	80,490
Greencross Ltd.	451	1,447
Growthpoint Properties Australia Ltd.	1,348	3,465
GUD Holdings Ltd.	1,514	13,230
GWA Group Ltd.	15,587	30,354
Hansen Technologies Ltd.	12,222	29,946
Harvey Norman Holdings Ltd. (b)	35,366	79,892
Healthscope Ltd.	87,675	131,004
IDP Education Ltd.	4,639	30,256
Iluka Resources Ltd.	23,622	134,827
Incitec Pivot Ltd.	100,239	276,839
Independence Group NL	28,450	81,393
Inghams Group Ltd.	8,510	23,503
Insurance Australia Group Ltd.	121,239	586,392
Investa Office Fund unit	33,490	131,623
Invocare Ltd.	6,597	56,667
IOOF Holdings Ltd.	25,283	121,927
IPH Ltd.	12,190	46,615
Iress Ltd.	12,570	96,581
Japara Healthcare Ltd.	589	469
JB Hi-Fi Ltd.	7,750	126,228
John Fairfax Holdings Ltd.	133,759	60,622
Karoon Gas Australia Ltd. (a)	1,197	903
Lendlease Group unit	33,434	416,703
Link Administration Holdings Ltd.	30,730	163,211
Lynas Corp. Ltd. (a)	24,884	36,653
Macquarie Group Ltd.	16,408	1,361,785
Magellan Financial Group Ltd.	5,722	107,946
Mayne Pharma Group Ltd. (a)	85,853	68,092
McMillan Shakespeare Ltd.	3,134	36,619
Medibank Private Ltd.	166,890	329,731
Mesoblast Ltd. (a)	3,999	5,635
Metcash Ltd.	47,236	91,988
Mineral Resources Ltd.	7,162	72,273
Mirvac Group unit	179,431	275,729
Monadelphous Group Ltd.	7,750	78,975
Myer Holdings Ltd.	14,173	4,567
MYOB Group Ltd.	32,308	77,102
Nanosonics Ltd. (a)	18,193	38,650
National Australia Bank Ltd.	137,059	2,454,661
National Storage (REIT) unit	78,561	94,854
Navitas Ltd.	20,533	73,720
Newcrest Mining Ltd.	41,769	609,617
NEXTDC Ltd. (a)	20,114	83,611
NIB Holdings Ltd.	34,573	135,635
Nine Entertainment Co. Holdings Ltd.	35,938	43,010
Northern Star Resources Ltd.	28,206	175,372
Nufarm Ltd.	21,923	88,491
oOh!media Ltd.	31,698	106,174
Orica Ltd.	22,569	274,255
Origin Energy Ltd. (a)	97,344	502,530
Orocobre Ltd. (a)(b)	9,603	22,645
Orora Ltd.	69,837	166,169
OZ Minerals Ltd.	25,728	164,520
Pact Group Holdings Ltd. (c)	17,118	42,306
Perpetual Trustees Australia Ltd.	3,769	92,481
Pilbara Minerals Ltd. (a)(b)	50,212	27,913
Platinum Asset Management Ltd.	6,911	23,981
Premier Investments Ltd.	11,629	135,220
Primary Health Care Ltd.	35,390	66,413
QBE Insurance Group Ltd.	67,590	541,819
Qube Holdings Ltd.	74,713	129,625
Quintis Ltd. (a)(d)	790	0
Ramsay Health Care Ltd.	7,511	299,029
realestate.com.au Ltd.	2,889	146,523
Regis Healthcare Ltd.	290	493
Regis Resources Ltd.	43,325	129,472
Reliance Worldwide Corp. Ltd.	31,595	112,094
Resolute Mng Ltd.	38,705	28,505
Rio Tinto Ltd.	20,916	1,131,611
Sandfire Resources NL	7,992	37,636
Santos Ltd.	91,992	432,557
Saracen Mineral Holdings Ltd. (a)	53,513	92,843
Scentre Group unit	256,704	723,504
SEEK Ltd.	20,174	255,152
Select Harvests Ltd.	5,638	20,602
Seven Group Holdings Ltd.	6,774	85,147
Shopping Centres Australasia Property Group unit	15,213	27,687
Sigma Healthcare Ltd.	31,213	11,494
Sims Metal Management Ltd.	9,684	77,355
Smartgroup Corp. Ltd.	2,759	19,479
Sonic Healthcare Ltd.	24,301	388,057
South32 Ltd.	265,237	679,936
Southern Cross Media Group Ltd.	34,197	27,607
SP AusNet	159,435	193,066
Spark Infrastructure Group unit	90,564	147,506
SpeedCast International Ltd.	9,792	24,963
St Barbara Ltd.	27,858	82,067
Steadfast Group Ltd.	74,037	155,715
Stockland Corp. Ltd. unit	123,218	314,997
Suncorp Group Ltd.	69,593	690,445
Super Retail Group Ltd.	6,031	30,836
Sydney Airport unit	55,633	253,714
Syrah Resources Ltd. (a)	14,130	16,010
Tabcorp Holdings Ltd.	94,909	310,509
Tassal Group Ltd.	1,241	3,630
Technology One Ltd.	15,556	59,927
Telstra Corp. Ltd.	212,953	464,472
The GPT Group unit	91,291	333,582
The Star Entertainment Group Ltd.	36,093	121,151
TPG Telecom Ltd.	20,251	102,823
Transpacific Industries Group Ltd.	87,115	111,043
Transurban Group unit	129,056	1,036,374
Treasury Wine Estates Ltd.	37,341	399,819
Vicinity Centres unit	152,071	285,376
Village Roadshow Ltd. (a)	338	543
Virtus Health Ltd.	1,474	5,250
Viva Energy REIT unit	6,394	9,871
Vocus Group Ltd. (a)	29,228	70,993
Washington H. Soul Pattinson & Co. Ltd.	8,475	173,325
Webjet Ltd.	6,126	56,613
Wesfarmers Ltd.	56,721	1,872,584
West Australian Newspapers Holdings Ltd.	77,891	43,024
Western Areas NL	25,883	41,240
Westgold Resources Ltd. (a)	33,822	26,346
Westpac Banking Corp.	175,843	3,340,266
Whitehaven Coal Ltd.	40,578	139,366
WiseTech Global Ltd.	5,153	58,568
Woodside Petroleum Ltd.	48,612	1,199,697
Woolworths Group Ltd.	64,872	1,306,049
WorleyParsons Ltd.	15,037	155,361

TOTAL AUSTRALIA		54,503,696

Austria - 0.2%
ams AG	4,475	174,086
Andritz AG	4,296	222,662
Austria Technologie & Systemtechnik AG	1,807	42,878
BAWAG Group AG	1,910	82,511
CA Immobilien Anlagen AG	3,151	102,572
DO & CO Restaurants & Catering AG	329	29,886
Erste Group Bank AG	14,946	609,429
EVN AG	1,673	29,258
IMMOFINANZ Immobilien Anlagen AG	4,500	107,341
Lenzing AG	763	69,267
Oesterreichische Post AG	1,485	60,350
OMV AG	7,577	421,638
PORR AG	109	2,951
Raiffeisen International Bank-Holding AG	8,747	238,766
S IMMO AG	1,268	21,687
S&T AG	2,046	50,936
Schoeller-Bleckmann Oilfield Equipment AG	436	39,112
Telekom Austria AG	16,425	122,041
UNIQA Insurance Group AG	7,655	71,531
Vienna Insurance Group AG	2,697	71,787
Voestalpine AG	7,082	251,793
Wienerberger AG	7,792	179,336
Zumtobel AG (a)	292	2,652

TOTAL AUSTRIA		3,004,470

Bailiwick of Guernsey - 0.0%
Burford Capital Ltd.	9,558	202,558
Schroder (REIT) Ltd.	2,240	1,675
Standard Life Investment Property Income Trust Ltd.	929	1,081
Stobart Group Ltd.	18,958	51,372

TOTAL BAILIWICK OF GUERNSEY		256,686

Bailiwick of Jersey - 0.7%
Boohoo.Com PLC (a)	44,315	120,594
Centamin PLC	69,901	88,901
Experian PLC	46,580	1,071,303
Ferguson PLC	11,783	795,674
Glencore Xstrata PLC	600,384	2,446,889
IWG PLC	35,684	104,906
Petrofac Ltd.	15,286	112,972
Randgold Resources Ltd.	4,890	384,617
Sanne Group PLC	11,441	81,894
Shire PLC	47,829	2,886,525
WPP PLC	66,973	757,849

TOTAL BAILIWICK OF JERSEY		8,852,124

Belgium - 0.7%
Ackermans & Van Haaren SA	1,294	203,872
Aedifica SA	1,912	160,040
Aedifica SA rights (a)(e)	1,912	5,414
Ageas	10,273	514,415
Agfa-Gevaert NV (a)	13,944	62,290
Anheuser-Busch InBev SA NV	39,253	2,903,205
Barco NV	298	33,955
Befimmo SCA Sicafi	370	20,304
Bekaert SA	2,466	53,237
Bpost SA	5,749	87,321
Cofinimmo SA	2,104	251,893
Colruyt NV	3,012	175,080
Compagnie D'entreprises CFE SA	465	49,350
D'ieteren SA	2,258	89,360
Econocom Group SA (b)	8,036	25,158
Elia System Operator SA/NV	1,311	81,967
Euronav NV	7,121	66,340
EVS Broadcast Equipment SA	346	7,697
Fagron NV	2,217	36,109
Galapagos Genomics NV (a)	2,196	225,613
Gimv NV	291	15,541
Groupe Bruxelles Lambert SA	4,302	400,435
Ion Beam Applications SA (a)	586	10,321
KBC Ancora	1,298	60,042
KBC Groep NV	13,369	922,172
Kinepolis Group NV	846	45,468
Melexis NV	695	45,736
Nyrstar NV (a)(b)	3,127	5,646
Ontex Group NV	3,196	61,322
Orange Belgium	576	10,347
Proximus	6,691	170,897
Sofina SA	1,353	258,988
Solvay SA Class A	3,963	451,787
Telenet Group Holding NV	2,889	140,313
Tessenderlo Group (a)	1,881	66,259
UCB SA	7,175	602,843
Umicore SA	11,586	545,781
Van de Velde	142	3,546
Warehouses de Pauw	869	112,798

TOTAL BELGIUM		8,982,862

Bermuda - 0.5%
AGTech Holdings Ltd. (a)	40,000	2,066
Alibaba Health Information Technology Ltd. (a)	176,000	142,291
Alibaba Pictures Group Ltd. (a)	940,000	129,458
Beijing Enterprises Water Group Ltd.	290,000	147,553
BEP International Holdings Ltd. (a)	110,000	589
Borr Drilling Ltd. (a)(b)	19,796	77,025
Brightoil Petroleum Holdings Ltd. (a)(d)	26,000	4,973
Brilliance China Automotive Holdings Ltd.	166,000	144,791
BW LPG Ltd. (a)(c)	821	3,885
BW Offshore Ltd. (a)	3,569	22,905
C C Land Holdings Ltd.	30,000	7,116
C.banner International Holdings Ltd. (a)	19,000	1,308
Cafe de Coral Holdings Ltd.	6,000	13,007
Carnival Group International Holdings Ltd. (a)	125,000	2,263
Cheung Kong Infrastructure Holdings Ltd.	45,500	332,462
China Foods Ltd.	6,000	2,808
China Gas Holdings Ltd.	108,000	341,548
China Oil & Gas Group Ltd.	360,000	24,790
China Resource Gas Group Ltd.	44,000	168,325
China Trustful Group Ltd. (a)	4,000	990
China Water Affairs Group Ltd.	40,000	36,062
China Youzan Ltd. (a)	216,000	15,149
Chow Sang Sang Holdings International Ltd.	2,000	3,239
CITIC Resources Holdings Ltd.	16,000	1,306
CMBC Capital Holdings Ltd.(a)	600,000	21,423
Cosco Shipping Ports Ltd.	65,789	67,115
Credicorp Ltd. (United States)	3,698	834,676
Dairy Farm International Holdings Ltd.	20,309	183,390
Digital China Holdings Ltd. (H Shares) (a)	21,261	10,194
Digital Domain Holdings Ltd. (a)	470,000	6,413
Emperor International Holding Ltd.	54,000	13,221
Esprit Holdings Ltd. (a)	52,400	11,894
FDG Electric Vehicles Ltd. (a)	505,000	4,959
Frontline Ltd. (a)	7,218	52,274
GCL New Energy Holdings Ltd. (a)	476,000	15,782
Giordano International Ltd.	56,000	24,851
Global Brands Group Holding Ltd. (a)	142,000	7,877
Golden Ocean Group Ltd.	5,388	40,427
GOME Electrical Appliances Holdings Ltd. (a)	373,000	37,100
Great Eagle Holdings Ltd.	6,158	28,112
Gulf Keystone Petroleum Ltd. (a)	20,209	57,474
GZI Transport Ltd.	72,000	57,751
Haier Electronics Group Co. Ltd.	58,000	121,148
HengTen Networks Group Ltd. (a)	892,000	31,849
Hiscox Ltd.	16,191	336,920
Hoegh LNG Holdings Ltd.	550	2,561
Hongkong Land Holdings Ltd.	58,848	348,380
Huabao International Holdings Ltd.	41,000	19,083
Huanxi Media Group Ltd. (a)	10,000	2,040
Jardine Matheson Holdings Ltd.	10,907	629,443
Jardine Strategic Holdings Ltd.	10,880	364,480
Johnson Electric Holdings Ltd.	31,000	69,416
K Wah International Holdings Ltd.	76,902	34,715
Kerry Logistics Network Ltd.	42,500	67,311
Kerry Properties Ltd.	43,500	136,736
Kunlun Energy Co. Ltd.	156,000	177,048
Lancashire Holdings Ltd.	7,267	54,943
Landing International Development Ltd. (a)	54,000	11,224
Li & Fung Ltd.	308,000	60,878
Luk Fook Holdings International Ltd.	17,000	56,038
Luye Pharma Group Ltd.	78,500	60,562
Man Wah Holdings Ltd.	80,800	37,196
Neo-China Group (Holdings) Ltd.	8,000	1,194
Nine Dragons Paper (Holdings) Ltd.	70,000	66,769
NWS Holdings Ltd.	119,367	236,239
Pacific Basin Shipping Ltd.	130,000	28,348
Panda Green Energy Group Ltd. (a)	56,000	2,107
PAX Global Technology Ltd.	14,000	6,891
Petra Diamonds Ltd. (a)	43,437	21,731
Pou Sheng International (Holdings) Ltd.	181,000	34,391
Road King Infrastructure Ltd.	20,000	30,860
Shangri-La Asia Ltd.	58,000	79,138
Shenzhen International Holdings Ltd.	65,871	125,997
Sihuan Pharmaceutical Holdings Group Ltd.	119,000	24,128
Silverlake Axis Ltd. Class A	81,300	25,238
Sinopec Kantons Holdings Ltd.	50,000	20,339
Skyfame Realty Holdings Ltd.	150,000	25,823
Skyworth Digital Holdings Ltd.	72,098	16,641
SmarTone Telecommunications Holdings Ltd.	2,643	3,667
SMI Corp. Ltd. (a)(d)	7,200	2,148
Stolt-Nielsen SA	172	2,314
Tai Fook Securities Group Ltd.	83,978	27,415
Texwinca Holdings Ltd.	6,000	2,035
Town Health International Holdings Co. Ltd. (a)(d)	114,000	10,031
Vtech Holdings Ltd.	16,500	193,574
Yue Yuen Industrial (Holdings) Ltd.	43,000	117,617

TOTAL BERMUDA		6,827,448

Brazil - 1.1%
AES Tiete Energia SA unit	1,912	5,292
Aliansce Shopping Centers SA	600	2,825
Alupar Investimento SA unit	38,900	182,924
Ambev SA	249,763	1,096,635
Arezzo Industria e Comercio SA	1,400	17,832
Atacadao Distribuicao Comercio e Industria Ltda	19,200	78,626
B2W Companhia Global do Varejo (a)	8,704	80,690
Banco Bradesco SA	49,581	403,016
Banco do Brasil SA	43,900	504,293
Banco Santander SA (Brasil) unit	17,800	201,843
BB Seguridade Participacoes SA	39,100	278,213
BM&F BOVESPA SA	110,578	788,591
BR Malls Participacoes SA	77,105	263,129
Brasil Foods SA (a)	27,600	162,418
CCR SA	65,784	193,914
Centrais Eletricas Brasileiras SA (Electrobras) (a)	10,400	65,672
Cia. Hering SA	3,800	23,128
Cielo SA	60,860	215,868
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	17,900	134,436
Companhia de Saneamento de Minas Gerais	4,900	67,545
Companhia Siderurgica Nacional SA (CSN)	29,387	75,570
Cosan SA Industria e Comercio	8,700	75,393
CVC Brasil Operadora e Agencia de Viagens SA	8,400	127,755
Cyrela Brazil Realty SA	7,700	30,208
Drogasil SA	12,700	214,380
Duratex SA	8,400	25,935
Ecorodovias Infraestrutura e Logistica SA	3,000	7,618
EDP Energias do Brasil SA	11,600	43,638
Embraer SA	34,588	194,526
ENGIE Brasil Energia SA	5,745	61,441
Equatorial Energia SA	10,100	184,522
Estacio Participacoes SA	11,600	72,097
Fibria Celulose SA	13,500	260,641
Fleury SA	9,500	53,225
Hypermarcas SA	16,800	134,436
Iguatemi Empresa de Shopping Centers SA	1,300	13,575
Iochpe-Maxion SA	3,830	19,945
IRB Brasil Resseguros SA	8,800	171,342
JBS SA	59,000	162,502
Klabin SA unit	37,400	187,628
Kroton Educacional SA	79,054	242,589
Light SA	3,100	13,886
Linx SA	10,800	74,409
Localiza Rent A Car SA	33,370	257,796
Lojas Renner SA	37,277	376,626
M. Dias Branco SA	5,857	69,988
Magazine Luiza SA	4,000	181,432
Marfrig Global Foods SA (a)	4,500	7,751
Minerva SA (a)	600	885
Minerva SA rights 11/14/18 (a)	444	11
MRV Engenharia e Participacoes SA	8,200	27,851
Multiplan Empreendimentos Imobiliarios SA	10,596	65,487
Multiplus SA	700	4,748
Natura Cosmeticos SA	11,100	97,205
Odontoprev SA	13,800	49,022
Petrobras Distribuidora SA	24,500	157,869
Petroleo Brasileiro SA - Petrobras (ON)	171,000	1,393,180
Porto Seguro SA	7,400	108,132
Qualicorp SA	7,500	29,021
Rumo SA (a)	57,900	259,045
Sao Martinho SA	21,300	111,036
Smiles Fidelidade SA	1,900	19,018
Sul America SA unit	11,735	78,202
Suzano Papel e Celulose SA	22,500	228,839
Terna Participacoes SA unit	20,300	121,424
TIM Participacoes SA	45,280	141,017
Totvs SA	9,200	62,050
Ultrapar Participacoes SA	18,700	222,350
Vale SA	164,674	2,509,381
Valid Solucoes SA	660	2,703
Via Varejo SA unit	6,100	27,652
Weg SA	43,540	210,593

TOTAL BRAZIL		14,034,465

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	62,000	27,745
Canada - 6.2%
Advantage Oil & Gas Ltd. (a)	9,749	21,846
Aecon Group, Inc.	4,244	61,027
AG Growth International, Inc.	175	7,812
AGF Management Ltd. Class B (non-vtg.)	1,711	7,005
Agnico Eagle Mines Ltd. (Canada)	12,049	425,598
AGT Food & Ingredients, Inc.	170	2,265
Alacer Gold Corp. (a)	4,325	7,064
Alamos Gold, Inc.	19,012	75,964
Alaris Royalty Corp.	1,959	28,631
Algonquin Power & Utilities Corp.	21,349	213,093
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	21,919	1,046,791
Allied Properties (REIT)	3,901	125,346
AltaGas Ltd.	18,680	234,839
Altius Minerals Corp.	306	2,940
Altus Group Ltd.	1,256	27,487
ARC Resources Ltd.	18,687	174,031
Aritzia LP (a)	3,263	48,011
ARROW Exploration Corp. (a)	154	82
Artis (REIT)	542	4,611
ATCO Ltd. Class I (non-vtg.)	3,638	106,063
Athabasca Oil Corp. (a)	19,008	18,482
ATS Automation Tooling System, Inc. (a)	9,107	133,930
AutoCanada, Inc.	246	1,867
B2Gold Corp. (a)	44,296	109,356
Badger Daylighting Ltd.	901	18,205
Bank of Montreal	31,356	2,344,465
Bank of Nova Scotia	60,136	3,227,322
Barrick Gold Corp.	64,345	805,993
Bausch Health Cos., Inc. (Canada) (a)	17,179	393,056
Baytex Energy Corp. (a)	27,826	56,859
BCE, Inc.	6,147	237,905
Birchcliff Energy Ltd.	13,061	41,174
BlackBerry Ltd. (a)	25,302	233,521
Boardwalk (REIT)	579	21,556
Bombardier, Inc. Class B (sub. vtg.) (a)	100,060	242,464
Bonavista Energy Corp.	5,185	4,923
Bonterra Energy Corp.	213	2,396
Boralex, Inc. Class A	3,344	43,183
Brookfield Asset Management, Inc. Class A	43,269	1,765,666
BRP, Inc.	2,924	117,631
CAE, Inc.	12,968	228,734
Cameco Corp.	26,095	279,494
Canaccord Capital, Inc.	4,468	23,418
Canacol Energy Ltd. (a)	1,213	3,400
Canada Goose Holdings, Inc. (a)	2,145	117,120
Canadian Apartment Properties (REIT) unit	5,366	190,803
Canadian Energy Services & Technology Corp.	8,231	21,821
Canadian Imperial Bank of Commerce	21,347	1,843,387
Canadian National Railway Co.	37,784	3,230,059
Canadian Natural Resources Ltd.	65,767	1,804,477
Canadian Pacific Railway Ltd.	7,391	1,515,704
Canadian Tire Ltd. Class A (non-vtg.)	3,650	410,734
Canadian Utilities Ltd. Class A (non-vtg.)	4,983	118,211
Canadian Western Bank, Edmonton	8,335	193,868
Canfor Corp.	2,588	37,175
Canfor Pulp Products, Inc.	673	11,257
Capital Power Corp.	3,929	81,538
Cardinal Energy Ltd.	630	1,862
Cascades, Inc.	4,191	32,600
CCL Industries, Inc. Class B	7,166	301,457
Celestica, Inc. (sub. vtg.) (a)	5,518	57,257
Cenovus Energy, Inc. (Canada)	53,285	450,906
Centerra Gold, Inc. (a)	7,619	29,748
CGI Group, Inc. Class A (sub. vtg.) (a)	12,787	789,687
China Gold International Resources Corp. Ltd. (a)	4,402	6,019
Choice Properties REIT	4,588	41,612
CI Financial Corp.	12,048	178,187
Cineplex, Inc.	2,471	68,117
Cogeco Communications, Inc.	956	46,876
Cogeco, Inc. (sub. vtg.)	155	7,276
Colliers International Group, Inc.	1,875	127,331
Cominar (REIT)	7,491	62,195
Computer Modelling Group Ltd.	610	3,651
Constellation Software, Inc.	1,071	737,086
Corby Spirit and Wine Ltd.	368	5,395
Corus Entertainment, Inc. Class B (non-vtg.)	8,530	32,139
Cott Corp.	7,684	115,688
Crescent Point Energy Corp.	37,733	178,282
Crew Energy, Inc. (a)	814	767
Crombie (REIT)	448	4,482
CT Real Estate Investment Trust	401	3,960
Descartes Systems Group, Inc. (Canada) (a)	7,562	231,378
Detour Gold Corp. (a)	10,912	80,486
Dirtt Environmental Solutions Ltd. (a)	675	3,558
Dollarama, Inc.	17,134	473,887
Dorel Industries, Inc. Class B (sub. vtg.)	1,245	20,352
Dream Global REIT	22,991	234,372
Dream Industrial (REIT)	1,039	7,719
Dream Office (REIT)	386	6,832
DREAM Unlimited Corp. (a)	489	2,693
ECN Capital Corp.	29,196	77,401
Eldorado Gold Corp. (a)	55,003	36,768
Element Financial Corp.	20,973	123,469
Emera, Inc.	4,497	138,758
Empire Co. Ltd. Class A (non-vtg.)	9,793	178,163
Enbridge Income Fund Holdings, Inc.	11,539	267,077
Enbridge, Inc.	89,161	2,778,217
Encana Corp.	51,739	528,218
Endeavour Silver Corp. (a)	544	1,095
Enerflex Ltd.	7,164	86,418
Enerplus Corp.	14,196	132,098
Enghouse Systems Ltd.	3,722	205,997
Ensign Energy Services, Inc.	10,557	41,139
Entertainment One Ltd.	24,559	128,390
Equitable Group, Inc.	333	15,304
Evertz Technologies Ltd.	415	5,110
Exco Technologies Ltd.	580	4,067
Extendicare, Inc.	834	4,663
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,471	714,800
Fiera Capital Corp.	751	7,068
Finning International, Inc.	11,285	234,367
First Capital Realty, Inc.	13,184	196,691
First Majestic Silver Corp. (a)	8,355	46,394
First National Financial Corp.	813	16,637
First Quantum Minerals Ltd.	34,571	345,067
FirstService Corp.	3,068	225,081
Fortis, Inc.	20,343	672,202
Fortuna Mines, Inc. (a)	8,792	33,393
Franco-Nevada Corp.	9,319	582,026
Freehold Royalties Ltd.	4,398	32,306
Genworth MI Canada, Inc.	1,217	39,946
George Weston Ltd.	4,020	292,389
Gibson Energy, Inc.	13,757	217,780
Gildan Activewear, Inc.	11,945	357,048
Gluskin Sheff + Associates, Inc.	432	3,682
Goldcorp, Inc.	51,297	463,308
Granite Real Estate Investment Trust	3,081	127,223
Great Canadian Gaming Corp. (a)	3,167	102,002
Great-West Lifeco, Inc.	14,749	338,461
Guyana Goldfields, Inc. (a)	10,438	14,034
H&R (REIT) unit	4,454	67,362
Havilah Mining Corp. (a)	695	172
Home Capital Group, Inc. (a)	1,485	14,721
HudBay Minerals, Inc.	11,872	46,624
Hudson's Bay Co. (b)	14,411	92,720
Husky Energy, Inc.	17,491	247,262
Hydro One Ltd. (c)	19,908	289,596
IAMGOLD Corp. (a)	21,764	74,726
IGM Financial, Inc.	5,756	141,359
Imperial Oil Ltd.	13,483	421,149
Industrial Alliance Insurance and Financial Services, Inc.	6,745	238,454
Innergex Renewable Energy, Inc.	6,435	59,684
Intact Financial Corp.	7,932	626,691
Inter Pipeline Ltd.	17,242	279,628
Interfor Corp. (a)	5,374	59,437
InterRent REIT	1,343	12,875
Intertape Polymer Group, Inc.	4,330	57,198
Ivanhoe Mines Ltd. (a)	28,271	53,258
Just Energy Group, Inc.	1,772	5,748
Kelt Exploration Ltd. (a)	23,486	108,470
Keyera Corp.	10,062	250,700
Killam Apartment (REIT)	13,461	165,342
Kinaxis, Inc. (a)	2,261	152,651
Kinder Morgan Canada Ltd. (c)	7,909	95,344
Kinross Gold Corp. (a)	79,097	205,486
Kirkland Lake Gold Ltd.	10,423	204,509
Knight Therapeutics, Inc. (a)	1,049	6,263
Labrador Iron Ore Royalty Corp.	4,024	87,422
Laurentian Bank of Canada	1,297	40,946
Linamar Corp.	2,097	86,830
Loblaw Companies Ltd.	11,234	561,849
Lucara Diamond Corp.	4,561	7,553
Lundin Mining Corp.	42,348	174,031
MAG Silver Corp. (a)	6,403	46,012
Magellan Aerospace Corp.	282	4,070
Magna International, Inc. Class A (sub. vtg.)	17,190	846,279
Major Drilling Group International, Inc. (a)	567	2,007
Manulife Financial Corp.	104,243	1,641,504
Maple Leaf Foods, Inc.	2,809	63,885
Martinrea International, Inc.	4,456	38,554
Maxar Technologies Ltd.	2,588	38,689
Medical Facilities Corp.	378	4,026
MEG Energy Corp. (a)	14,754	118,014
Methanex Corp.	3,735	241,869
Metro, Inc. Class A (sub. vtg.)	16,034	503,144
Morguard (REIT)	354	3,068
Morneau Shephell, Inc.	9,236	191,392
MTY Food Group, Inc.	4,087	210,862
Mullen Group Ltd.	2,476	25,767
National Bank of Canada	17,978	816,108
Nevsun Resources Ltd.	11,969	53,187
New Gold, Inc. (a)	29,054	23,173
NexGen Energy Ltd. (a)	8,877	18,206
Nfi Group, Inc.	2,635	88,891
Norbord, Inc.	2,053	52,352
North West Co., Inc.	777	16,939
Northland Power, Inc.	5,551	85,387
Northview Apartmemt (REIT)	252	4,845
Northwest Healthcare Properties REIT	930	7,495
Novagold Resources, Inc. (a)	7,992	32,540
Nutrien Ltd.	33,248	1,760,077
NuVista Energy Ltd. (a)	14,019	56,440
OceanaGold Corp.	30,416	87,566
Onex Corp. (sub. vtg.)	5,816	382,373
Open Text Corp.	12,540	423,318
Osisko Gold Royalties Ltd.	3,247	24,862
Osisko Mining, Inc. (a)	4,512	9,151
Painted Pony Petroleum Ltd. (a)	562	892
Pan American Silver Corp.	9,987	146,609
Paramount Resources Ltd. Class A (a)	2,068	15,112
Parex Resources, Inc. (a)	11,383	165,758
Parkland Fuel Corp.	11,701	392,952
Pason Systems, Inc.	8,839	133,413
Pembina Pipeline Corp.	24,452	790,889
Pengrowth Energy Corp. (a)	11,159	7,714
Peyto Exploration & Development Corp.	6,397	52,189
Power Corp. of Canada (sub. vtg.)	21,358	440,967
Power Financial Corp.	11,667	251,251
PrairieSky Royalty Ltd.	13,704	208,196
Precision Drilling Corp. (a)	18,987	45,865
Premier Gold Mines Ltd. (a)	3,779	4,937
Premium Brands Holdings Corp.	1,621	109,011
Pretium Resources, Inc. (a)	7,604	60,996
ProMetic Life Sciences, Inc. (a)(b)	22,496	7,604
Quebecor, Inc. Class B (sub. vtg.)	10,138	198,840
Recipe Unlimited Corp.	231	4,766
Restaurant Brands International, Inc.	12,976	710,873
RioCan (REIT)	6,181	112,685
Ritchie Brothers Auctioneers, Inc.	4,917	165,388
Rogers Communications, Inc. Class B (non-vtg.)	18,220	938,231
Rogers Sugar, Inc.	1,976	7,970
Royal Bank of Canada	70,669	5,149,129
Russel Metals, Inc.	8,305	153,552
Sandstorm Gold Ltd. (a)	11,208	41,462
Saputo, Inc.	12,841	391,244
Seabridge Gold, Inc. (a)	1,636	20,679
Secure Energy Services, Inc.	12,279	80,029
SEMAFO, Inc. (a)	9,283	20,308
Seven Generations Energy Ltd. (a)	16,161	173,217
Shaw Communications, Inc. Class B	22,099	411,445
ShawCor Ltd. Class A	2,890	52,424
Shopify, Inc. Class A (a)	4,660	643,788
Sienna Senior Living, Inc.	823	10,378
Sierra Wireless, Inc. (a)	2,657	47,894
Silvercorp Metals, Inc.	5,014	10,931
Sleep Country Canada Holdings, Inc. (c)	1,260	25,421
Smart (REIT)	7,897	180,441
SNC-Lavalin Group, Inc.	10,922	389,938
Spin Master Corp. (a)(c)	1,979	70,414
Sprott, Inc.	1,346	3,078
SSR Mining, Inc. (a)	3,389	33,209
Stantec, Inc.	6,406	166,713
Stella-Jones, Inc.	1,695	54,283
Stornoway Diamond Corp. (a)	2,225	456
Sun Life Financial, Inc.	31,525	1,154,484
Suncor Energy, Inc.	86,203	2,891,659
Superior Plus Corp.	5,946	53,432
Surge Energy, Inc.	1,678	2,600
Tahoe Resources, Inc. (a)	17,454	41,234
Teck Resources Ltd. Class B (sub. vtg.)	28,398	586,965
TELUS Corp.	8,823	302,131
The Stars Group, Inc. (a)	8,301	172,647
The Toronto-Dominion Bank	91,563	5,079,453
Thomson Reuters Corp.	13,840	644,139
Timbercreek Financial Corp.	3,121	21,384
TMAC Resources, Inc. (a)	1,050	3,956
TMX Group Ltd.	3,466	217,973
TORC Oil & Gas Ltd.	5,379	22,105
Torex Gold Resources, Inc. (a)	4,469	40,703
Toromont Industries Ltd.	5,030	236,818
Total Energy Services, Inc.	409	2,961
Tourmaline Oil Corp.	16,134	235,309
TransAlta Corp.	7,976	42,108
TransAlta Renewables, Inc.	1,995	16,443
TransCanada Corp.	47,124	1,776,927
Transcontinental, Inc. Class A	7,667	126,206
TransForce, Inc.	6,134	204,133
Trican Well Service Ltd. (a)	9,711	13,278
Tricon Capital Group, Inc.	5,224	41,508
Trinidad Drilling Ltd. (a)	22,837	28,797
Turquoise Hill Resources Ltd. (a)	46,551	78,501
Uni-Select, Inc.	1,404	23,111
Uranium Participation Corp. (a)	1,297	4,473
Valener, Inc.	416	6,213
Vermilion Energy, Inc.	9,710	257,493
Wajax Corp.	186	3,302
West Fraser Timber Co. Ltd.	2,950	148,211
Western Forest Products, Inc.	16,341	21,847
WestJet Airlines Ltd.	1,117	16,274
Westshore Terminals Investment Corp.	1,607	29,297
Wheaton Precious Metals Corp.	28,163	462,948
Whitecap Resources, Inc.	30,120	147,345
Winpak Ltd.	1,133	39,306
WSP Global, Inc.	5,087	253,954
Yamana Gold, Inc.	40,697	92,433

TOTAL CANADA		78,215,488

Cayman Islands - 3.4%
21Vianet Group, Inc. ADR (a)	4,992	54,288
3SBio, Inc. (c)	57,000	82,717
500.com Ltd. sponsored ADR Class A (a)	1,268	9,294
51job, Inc. sponsored ADR (a)	961	59,015
58.com, Inc. ADR (a)	5,066	332,279
AAC Technology Holdings, Inc.	38,500	293,265
Agile Property Holdings Ltd.	72,000	82,082
Airtac International Group	7,134	61,408
Alibaba Group Holding Ltd. sponsored ADR (a)	60,213	8,567,106
Anta Sports Products Ltd.	57,000	234,049
ASM Pacific Technology Ltd.	19,700	170,071
Autohome, Inc. ADR Class A (b)	2,961	214,317
Baidu.com, Inc. sponsored ADR (a)	14,459	2,748,078
Baozun, Inc. sponsored ADR (a)(b)	1,340	53,345
Biostime International Holdings Ltd. (a)	10,500	59,717
Bitauto Holdings Ltd. ADR (a)	1,372	26,205
BizLink Holding, Inc.	3,062	16,319
Car, Inc. (a)	92,000	72,972
Casetek Holdings	1,187	1,670
Chailease Holding Co. Ltd.	59,160	168,534
Changyou.com Ltd. (A Shares) ADR	517	6,917
Chaowei Power Holdings Ltd.	47,000	20,198
Cheung Kong Property Holdings Ltd.	138,000	895,721
China Aoyuan Property Group Ltd.	39,000	22,778
China Conch Venture Holdings Ltd.	81,000	227,239
China Dongxiang Group Co. Ltd.	229,000	35,334
China First Capital Group Ltd. (a)	166,000	66,892
China Goldjoy Group Ltd.	248,000	10,120
China Harmony New Energy Auto	27,000	10,708
China High Speed Transmission Equipment Group Co. Ltd.	22,000	20,508
China Huishan Dairy Holdings Co. Ltd. (a)(d)	51,000	1,366
China Investment Fund International Holdings Co. Ltd. (a)	48,000	162,817
China Literature Ltd. (a)(c)	12,200	65,885
China LNG Group Ltd. (a)	60,000	8,263
China Logistics Property Holdings Co. Ltd. (a)	109,000	36,139
China Maple Leaf Educational Systems Ltd.	36,000	15,517
China Medical System Holdings Ltd.	83,000	98,750
China Mengniu Dairy Co. Ltd.	135,000	397,669
China Modern Dairy Holdings Ltd. (a)	65,000	8,123
China Regenerative Medicine International Ltd. (a)	75,000	708
China Resources Cement Holdings Ltd.	150,000	132,174
China Resources Land Ltd.	154,000	522,370
China Resources Medical Holdin	29,500	20,276
China SCE Property Holdings Ltd.	114,000	38,814
China Shengmu Organic Milk Ltd. (a)(c)	136,000	5,463
China State Construction International Holdings Ltd.	131,750	93,916
China Wireless Technologies Ltd. (a)(d)	8,000	735
China ZhengTong Auto Services Holdings Ltd.	68,000	32,431
ChinaSoft International Ltd.	88,000	51,620
Chong Sing Holdings Fintech Group (a)	1,116,000	50,521
CIFI Holdings Group Co. Ltd.	150,000	62,740
Cimc Enric Holdings Ltd.	12,000	9,212
CK Hutchison Holdings Ltd.	139,500	1,404,437
COFCO Meat Holdings Ltd. (a)	92,000	13,374
Cogobuy Group (c)	5,000	1,702
Country Garden Holdings Co. Ltd.	400,000	427,955
Country Garden Services Holdings Co. Ltd. (a)	68,000	87,754
CT Environmental Group Ltd.	26,000	1,177
Ctrip.com International Ltd. ADR (a)	21,193	705,303
Dali Foods Group Co. Ltd. (c)	164,500	117,471
Dongyue Group Co. Ltd.	100,000	53,303
eHi Car Service Co. Ltd. sponsored ADR (a)	203	2,450
Endeavour Mining Corp. (a)	3,650	55,979
ENN Energy Holdings Ltd.	38,000	322,968
Evergrande Real Estate Group Ltd.	135,190	322,376
Fang Holdings Ltd. ADR (a)	8,426	17,105
Fanhua, Inc. ADR	2,582	69,146
Far East Consortium International Ltd.	95,307	44,360
FIH Mobile Ltd. (a)	298,000	27,741
Freeman Fintech Corp. Ltd. (a)	320,000	1,755
Fu Shou Yuan International Group Ltd. (c)	67,000	51,348
Fufeng Group Ltd.	43,000	18,205
Fullshare Holdings Ltd.	385,000	149,740
Future Land Development Holding Ltd.	84,000	48,202
GCL-Poly Energy Holdings Ltd. (a)	629,000	37,297
GDS Holdings Ltd. ADR (a)(b)	3,443	80,807
Geely Automobile Holdings Ltd.	255,000	487,761
General Interface Solution Holding Ltd.	5,000	16,553
Genscript Biotech Corp. (a)	30,000	45,754
Ginko International Co. Ltd.	1,000	5,685
Glorious Property Holdings Ltd. (a)	16,000	775
Goodbaby International Holdings Ltd.	56,000	17,353
Gourmet Master Co. Ltd.	5,630	34,096
Greatview Aseptic Pack Co. Ltd.	75,000	49,733
Greentown China Holdings Ltd.	24,500	16,996
Haitian International Holdings Ltd.	43,000	83,895
HC International, Inc. (a)	4,000	2,596
Hengan International Group Co. Ltd.	42,500	336,555
HKBN Ltd.	65,000	97,476
Huayi Tencent Entertainment Co. Ltd. (a)	440,000	10,492
Huazhu Group Ltd. ADR	6,646	173,859
Hutchison Telecommunications Hong Kong Holdings Ltd.	76,000	28,008
IGG, Inc.	36,000	37,919
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	4,529	78,805
Imax China Holding, Inc. (c)	1,700	3,963
JD.com, Inc. sponsored ADR (a)	36,631	861,561
Jiayuan International Group Ltd.	72,968	128,034
JinkoSolar Holdings Co. Ltd. ADR (a)(b)	1,902	15,330
Kaisa Group Holdings Ltd.	90,000	21,921
Kingboard Chemical Holdings Ltd.	30,500	81,676
Kingboard Laminates Holdings Ltd.	66,500	50,880
Kingdee International Software Group Co. Ltd.	102,000	83,245
Kingsoft Corp. Ltd.	45,000	63,696
KWG Property Holding Ltd.	53,123	40,578
Lee & Man Paper Manufacturing Ltd.	97,000	82,998
Leyou Technologies Holdings Ltd. (a)	95,000	21,685
Li Ning Co. Ltd. (a)	112,000	104,831
Lifestyle International Holdings Ltd.	48,500	83,741
Lifetech Scientific Corp. (a)	140,000	30,350
Lijun International Pharmaceutical Holding Ltd.	108,000	90,758
Logan Property Holdings Co. Ltd.	102,000	94,170
Longfor Properties Co. Ltd.	88,500	214,875
Lonking Holdings Ltd.	89,000	19,975
Macau Legend Development Ltd.	9,000	1,572
Meitu, Inc. (a)(c)	130,500	68,063
Melco Crown Entertainment Ltd. sponsored ADR	12,397	206,162
MGM China Holdings Ltd.	51,600	72,906
Minth Group Ltd.	34,000	110,126
Momo, Inc. ADR (a)	7,665	257,314
NetDragon WebSoft, Inc.	4,500	7,953
NetEase, Inc. ADR	3,997	830,776
New Oriental Education & Technology Group, Inc. sponsored ADR	8,049	470,947
Nexteer Auto Group Ltd.	49,000	68,733
Noah Holdings Ltd. sponsored ADR (a)	1,318	49,702
OP Financial Investments Ltd.	112,000	36,134
Pacific Textile Holdings Ltd.	56,000	56,486
Parade Technologies Ltd.	5,000	66,213
Phoenix Group Holdings	38,981	300,199
Powerlong Real Estate Holding Ltd.	90,000	30,758
Q Technology (Group) Co. Ltd.	11,000	5,204
Regina Miracle International Holdings Ltd. (c)	2,000	1,000
Renhe Commercial Holdings Co. Ltd. (a)	966,000	32,644
Ronshine China Holdings Ltd. (a)	39,000	43,914
Sands China Ltd.	137,600	542,192
Sapiens International Corp. NV	128	1,459
Semiconductor Manufacturing International Corp. (a)	166,100	137,205
Shenzhou International Group Holdings Ltd.	39,000	430,684
Shimao Property Holdings Ltd.	55,500	108,566
Shui On Land Ltd.	152,000	30,625
Silergy Corp.	4,000	50,904
SINA Corp. (a)	3,491	221,015
Sino Biopharmaceutical Ltd.	411,000	368,445
SITC International Holdings Co. Ltd.	52,000	38,195
SOHO China Ltd.	96,500	32,733
Sohu.Com Ltd. ADR (a)(b)	1,728	31,225
Sunac China Holdings Ltd.	121,000	328,656
Sunny Optical Technology Group Co. Ltd.	38,200	331,244
TAL Education Group ADR (a)	18,894	547,548
Tarena International, Inc. ADR (b)	541	4,680
Tencent Holdings Ltd.	296,925	10,172,432
Texhong Textile Group Ltd.	1,500	1,804
The United Laboratories International Holdings Ltd.	40,000	27,799
Tianneng Power International Ltd.	52,000	41,576
Tibet Water Resources Ltd. (a)	157,000	44,245
Tingyi (Cayman Islands) Holding Corp.	110,000	162,715
Tongda Group Holdings Ltd.	100,000	12,879
Towngas China Co. Ltd.	83,063	60,375
TPK Holding Co. Ltd.	9,000	13,953
Truly International Holdings Ltd. (a)	70,000	10,176
Tuniu Corp. Class A sponsored ADR (a)	220	1,399
Uni-President China Holdings Ltd.	148,000	143,622
Value Partners Group Ltd.	32,000	23,749
Vinda International Holdings Ltd.	26,000	37,067
Vipshop Holdings Ltd. ADR (a)	21,977	106,808
Want Want China Holdings Ltd.	333,000	237,798
Weibo Corp. sponsored ADR (a)(b)	3,037	179,213
WH Group Ltd. (c)	493,000	345,140
Wharf Real Estate Investment Co. Ltd.	68,000	420,992
Wuxi Biologics (Cayman), Inc. (a)	26,000	185,171
Wynn Macau Ltd.	95,200	196,423
Xingda International Holdings Ltd.	12,674	3,410
Xinyi Glass Holdings Ltd.	86,000	85,101
Xinyi Solar Holdings Ltd.	155,050	48,441
XTEP International Holdings Ltd.	46,500	25,497
Yeong Guan Energy Technology Group Co. Ltd.	1,000	1,347
Yihai International Holding Ltd.	25,000	54,897
Yuzhou Properties Co.	59,000	21,066
YY, Inc. ADR (a)	2,736	174,830
Zhen Ding Technology Holding Ltd.	81,000	184,968
Zhongsheng Group Holdings Ltd. Class H	41,000	74,765

TOTAL CAYMAN ISLANDS		43,141,028

Chile - 0.2%
AES Gener SA	171,111	48,506
Aguas Andinas SA	126,713	66,269
Banco de Chile	1,878,572	261,811
Banco de Credito e Inversiones	1,732	108,585
Banco de Credito e Inversiones rights 11/29/18 (a)	133	408
Banco Santander Chile	3,040,447	224,537
CAP SA	1,737	16,771
Cencosud SA	112,574	231,293
Colbun SA	367,700	70,000
Compania Cervecerias Unidas SA	14,702	183,351
Compania de Petroleos de Chile SA (COPEC)	17,755	249,489
Compania Sud Americana de Vapores SA (a)	953,281	28,571
CorpBanca SA	5,823,430	53,967
E-CL SA	28,960	47,688
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,797	56,573
Empresas CMPC SA	66,021	227,278
Enel Chile SA	1,407,165	122,317
Enersis SA	1,239,603	193,954
Forus SA	3,734	10,027
Inversiones Aguas Metropolitanas SA	45,620	62,924
Inversiones La Construccion SA	1,901	28,406
LATAM Airlines Group SA	14,348	130,904
Parque Arauco SA	28,812	65,406
Ripley Corp. SA	21,855	18,558
S.A.C.I. Falabella	33,148	250,275
S.A.C.I. Falabella rights 11/17/18 (a)	1,148	115
Salfacorp SA	18,503	26,212
Sonda SA	38,859	55,832
Vina Concha y Toro SA	11,812	22,232

TOTAL CHILE		2,862,259

China - 2.2%
Agricultural Bank of China Ltd. (H Shares)	1,557,000	683,004
Air China Ltd. (H Shares)	86,000	69,200
Aluminum Corp. of China Ltd. (H Shares) (a)	356,000	128,927
Angang Steel Co. Ltd. (H Shares)	108,000	91,860
Anhui Conch Cement Co. Ltd. (H Shares)	64,000	330,530
AviChina Industry & Technology Co. Ltd. (H Shares)	132,000	87,866
Baic Motor Corp. Ltd. (c)	115,500	64,805
Bank Communications Co. Ltd. (H Shares)	487,000	365,159
Bank of China Ltd. (H Shares)	4,102,000	1,747,101
BBMG Corp. (H Shares)	192,000	52,885
Beijing Capital International Airport Co. Ltd. (H Shares)	70,000	75,785
Beijing Capital Land Ltd. (H Shares)	74,000	25,007
BYD Co. Ltd. (H Shares)	41,000	263,744
CGN Power Co. Ltd. (H Shares) (c)	990,000	227,239
China BlueChemical Ltd. (H Shares)	156,000	53,313
China Cinda Asset Management Co. Ltd. (H Shares)	452,000	110,666
China CITIC Bank Corp. Ltd. (H Shares)	557,000	344,487
China Communications Construction Co. Ltd. (H Shares)	210,000	192,006
China Communications Services Corp. Ltd. (H Shares)	142,000	114,803
China Construction Bank Corp. (H Shares)	4,980,000	3,951,865
China Eastern Airlines Corp. Ltd. (H Shares)	120,000	66,259
China Everbright Bank Co. Ltd. (H Shares)	119,000	52,960
China Galaxy Securities Co. Ltd. (H Shares)	145,000	72,852
China Huarong Asset Management Co. Ltd. (c)	456,000	82,571
China International Capital Corp. Ltd. Class H	96,000	157,675
China Life Insurance Co. Ltd. (H Shares)	378,000	757,436
China Longyuan Power Grid Corp. Ltd. (H Shares)	161,000	122,362
China Merchants Bank Co. Ltd.	5,000	20,722
China Merchants Bank Co. Ltd. (H Shares)	210,500	810,653
China Minsheng Banking Corp. Ltd. (H Shares)	431,000	317,674
China Molybdenum Co. Ltd. (H Shares)	168,000	62,342
China National Building Materials Co. Ltd. (H Shares)	173,350	123,791
China Oilfield Services Ltd. (H Shares)	86,000	80,605
China Pacific Insurance (Group) Co. Ltd. (H Shares)	147,600	549,598
China Petroleum & Chemical Corp. (H Shares)	1,358,000	1,106,195
China Railway Construction Corp. Ltd. (H Shares)	116,500	147,372
China Railway Group Ltd. (H Shares)	168,000	149,963
China Railway Signal & Communications Corp. (c)	188,000	126,101
China Reinsurance Group Corp.	785,000	150,154
China Shenhua Energy Co. Ltd. (H Shares)	170,000	385,006
China Southern Airlines Ltd. (H Shares)	108,000	58,394
China Telecom Corp. Ltd. (H Shares)	672,000	317,064
China Tower Corp. Ltd. Class H	2,314,000	351,145
China United Network Communications Ltd. Class A	178,200	138,459
China Vanke Co. Ltd. (H Shares)	87,500	269,464
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	103,000	56,741
CITIC Securities Co. Ltd. (H Shares)	96,500	169,817
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)	230,000	82,122
CRRC Corp. Ltd. (H Shares)	265,000	232,493
Dongfeng Motor Group Co. Ltd. (H Shares)	132,000	129,947
Fuyao Glass Industries Group Co. Ltd.	36,000	106,275
GD Power Development Co. Ltd. Class A	769,000	268,987
GF Securities Co. Ltd. (H Shares)	55,400	71,635
Great Wall Motor Co. Ltd. (H Shares)	130,000	76,920
Guangzhou Automobile Group Co. Ltd. (H Shares)	131,600	133,078
Guangzhou R&F Properties Co. Ltd. (H Shares)	40,400	63,367
Guotai Junan Securities Co. Ltd. Class H	80,400	169,372
Haitong Securities Co. Ltd. (H Shares)	264,800	266,423
Huaneng Power International, Inc. (H Shares)	254,000	141,544
Huaneng Renewables Corp. Ltd. (H Shares)	186,000	47,674
Huatai Securities Co. Ltd. (H Shares) (c)	71,800	115,364
Industrial & Commercial Bank of China Ltd. (H Shares)	3,631,000	2,463,536
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	11,500	13,662
Jiangsu Expressway Co. Ltd. (H Shares)	56,000	75,124
Jiangxi Copper Co. Ltd. (H Shares)	42,000	46,274
Legend Holdings Corp. (c)	21,100	57,311
Luoyang Glass Co. Ltd. Class H (a)	4,000	1,122
NARI Technology Co. Ltd. Class A	66,700	165,898
New China Life Insurance Co. Ltd. (H Shares)	59,300	277,143
People's Insurance Co. of China Group (H Shares)	321,000	130,988
PetroChina Co. Ltd. (H Shares)	1,100,000	790,926
PICC Property & Casualty Co. Ltd. (H Shares)	343,000	332,417
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	281,000	2,646,261
Postal Savings Bank of China Co. Ltd.	190,000	113,390
Shandong Linglong Tyre Co. Ltd. Class A	57,300	115,411
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	156,000	139,450
Shanghai Electric Group Co. Ltd. (H Shares)	224,000	72,839
Shanghai Environment Group Co. Ltd.	239	430
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	44,000	131,855
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	11,080	14,072
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	53,000	117,058
Shanghai SMI Holding Co. Ltd. Class A	861	644
Sinopec Engineering Group Co. Ltd. (H Shares)	120,500	112,019
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	234,000	102,648
Sinopharm Group Co. Ltd. (H Shares)	64,000	308,495
Sinotrans Ltd. (H Shares)	123,000	42,820
TCL Corp. Class A	705,400	249,774
Tong Ren Tang Technologies Co. Ltd. (H Shares)	41,000	58,661
TravelSky Technology Ltd. (H Shares)	43,000	104,183
Tsingtao Brewery Co. Ltd. (H Shares)	24,000	94,721
Weichai Power Co. Ltd. (H Shares)	82,000	81,039
Yanzhou Coal Mining Co. Ltd. (H Shares)	84,000	79,373
YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	7,600	26,022
Zhaojin Mining Industry Co. Ltd. (H Shares)	142,500	125,747
Zhejiang Expressway Co. Ltd. (H Shares)	82,000	68,700
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	25,400	135,714
Zijin Mng Group Co. Ltd. (H Shares)	366,000	135,816
ZTE Corp. (H Shares)	45,800	69,851

TOTAL CHINA		27,090,222

Colombia - 0.1%
Almacenes Exito SA	14,313	61,795
Bancolombia SA	21,565	202,823
Cementos Argos SA	27,656	60,303
Corporacion Financiera Colombiana SA	2,051	12,550
Ecopetrol SA	240,449	279,322
Grupo de Inversiones Suramerica SA	7,349	71,675
Interconexion Electrica SA ESP	21,383	79,435
Inversiones Argos SA	23,892	111,315

TOTAL COLOMBIA		879,218

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	7,957	189,356
Komercni Banka A/S	4,536	172,316
MONETA Money Bank A/S (c)	21,525	71,432
Telefonica Czech Rep A/S	15,952	167,867

TOTAL CZECH REPUBLIC		600,971

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	214	254,712
Series B	319	402,645
ALK-Abello A/S (a)	476	76,311
Alm. Brand A/S	2,452	20,586
Ambu A/S Series B	7,767	161,898
Bang & Olufsen A/S Series B (a)	1,191	24,771
Bavarian Nordic A/S (a)	2,538	58,741
Carlsberg A/S Series B	5,643	622,479
Christian Hansen Holding A/S	4,790	484,170
Coloplast A/S Series B	5,870	548,065
Dampskibsselskabet NORDEN A/S (a)	849	11,742
Danske Bank A/S	38,703	742,401
Det Forenede Dampskibs-Selskab (DFDS) A/S	2,456	105,147
DONG Energy A/S (c)	9,365	595,007
DSV de Sammensluttede Vognmaend A/S	9,462	760,764
FLSmidth & Co. A/S	2,145	112,641
Genmab A/S (a)	3,418	468,263
GN Store Nord A/S	7,353	312,231
H Lundbeck A/S	4,344	202,859
ISS Holdings A/S	10,344	340,146
Jyske Bank A/S (Reg.)	3,590	146,774
Matas A/S	555	5,359
Nilfisk Holding A/S (a)	895	35,192
NKT Holding A/S (a)	895	16,849
NNIT A/S (c)	144	4,066
Novo Nordisk A/S Series B	93,976	4,058,500
Novozymes A/S Series B	11,138	550,398
Pandora A/S	5,909	369,688
Per Aarsleff Holding A/S	597	19,532
Rockwool International A/S Series B	434	148,381
Royal Unibrew A/S	4,075	289,405
Scandinavian Tobacco Group A/S (c)	2,074	31,471
Schouw & Co.	759	62,051
SimCorp A/S	2,578	198,627
Solar Holding A/S	506	27,079
Spar Nord Bank A/S	3,353	27,794
Sydbank A/S	6,192	143,169
Topdanmark A/S	1,843	87,857
Tryg A/S	8,618	208,290
Vestas Wind Systems A/S	10,138	635,809
William Demant Holding A/S (a)	5,833	191,986
Zealand Pharma A/S (a)	2,658	33,856

TOTAL DENMARK		13,597,712

Egypt - 0.0%
Commercial International Bank SAE	46,651	206,962
Commercial International Bank SAE sponsored GDR	4,042	17,562
Eastern Tobacco Co.	102,240	90,601
EFG-Hermes Holding SAE (a)	48,401	37,543
Global Telecom Holding (a)	150,711	23,212
Talaat Moustafa Group Holding	60,089	30,514

TOTAL EGYPT		406,394

Faroe Islands - 0.0%
Bakkafrost	2,420	135,902
Finland - 0.8%
Amer Group PLC (A Shares)	5,662	210,541
Atria PLC	200	1,916
Cargotec Corp. (B Shares)	2,064	85,797
Caverion Corp. (a)	2,301	14,399
Citycon Oyj	28,504	55,433
Cramo Oyj (B Shares)	1,158	22,061
DNA Oyj	2,836	55,603
Elisa Corp. (A Shares)	8,522	339,283
F-Secure Oyj	5,468	14,276
Finnair Oyj	1,883	14,151
Fortum Corp.	21,744	457,964
Huhtamaki Oyj	5,638	158,306
KCI Konecranes Oyj	4,473	160,400
Kemira Oyj	7,197	88,283
Kesko Oyj	3,188	186,394
Kone Oyj (B Shares)	17,412	848,428
M-real OYJ (B Shares)	8,512	74,574
Metso Corp.	5,549	175,416
Neste Oyj	6,752	556,443
Nokia Corp.	299,070	1,689,322
Nokian Tyres PLC	6,436	204,696
Nordea Bank ABP (a)	152,943	1,330,186
Oriola-KD Oyj	973	2,970
Orion Oyj (B Shares)	6,184	212,931
Outokumpu Oyj (A Shares)	13,806	58,015
Outotec Oyj (a)	8,111	31,419
Ramirent Oyj	2,531	18,490
Sampo Oyj (A Shares)	19,895	916,235
Sanoma Corp.	1,800	20,296
Stora Enso Oyj (R Shares)	29,682	447,305
TietoEnator Oyj	4,303	138,708
Tikkurila Oyj	2,101	28,604
UPM-Kymmene Corp.	27,736	892,505
Uponor Oyj	2,335	25,323
Valmet Corp.	7,960	181,400
Wartsila Corp.	23,217	395,897
YIT-Yhtyma OY	8,356	47,606

TOTAL FINLAND		10,161,576

France - 5.8%
Accor SA	9,572	438,223
Aeroports de Paris	1,400	293,198
Air France KLM (Reg.) (a)	8,456	81,985
Air Liquide SA	21,452	2,599,844
Akka Technologies SA	1,401	92,513
Akwel	398	7,943
Albioma	2,504	48,725
ALD SA (c)	4,158	62,025
Alstom SA	8,444	369,652
ALTEN	1,609	155,180
Altran Technologies SA	12,815	127,296
Amundi SA (c)	3,132	186,525
Arkema SA	4,589	482,245
Atos Origin SA	4,845	415,857
AXA SA	95,577	2,391,975
Beneteau SA	896	14,898
BIC SA	1,184	113,453
bioMerieux SA	2,116	161,537
BNP Paribas SA	58,226	3,042,259
Boiron SA	904	54,165
Bollore SA	53,043	224,816
Bonduelle SCA	885	31,425
Bourbon Corp. (FR) (a)	123	719
Bouygues SA	11,459	418,444
Bureau Veritas SA	15,710	354,989
Capgemini SA	8,297	1,014,940
Carbone Lorraine	628	20,735
Carrefour SA	29,703	576,979
Casino Guichard Perrachon SA (b)	3,166	139,853
Cellectis SA (a)	1,245	31,318
CNP Assurances	10,768	240,269
Coface SA	7,564	75,736
Compagnie de St. Gobain	25,880	974,936
Compagnie Generale de Geophysique SA (a)	35,344	85,909
Compagnie Plastic Omnium	5,742	159,990
Credit Agricole SA	57,848	740,886
Danone SA	32,098	2,272,968
Dassault Aviation SA	147	243,922
Dassault Systemes SA	6,858	861,051
DBV Technologies SA (a)	1,752	64,754
Derichebourg	8,793	42,427
Devoteam SA	336	37,068
Edenred SA	11,496	436,592
EDF SA	28,528	474,344
Eiffage SA	3,788	370,783
Elior SA	6,556	94,529
Elis SA	12,514	252,722
ENGIE	94,098	1,254,981
Eramet SA	371	34,226
Essilor International SA	10,160	1,389,558
Etablissements Maurel & Prom (a)	1,764	8,182
Eurazeo SA	2,300	168,159
Europcar Groupe SA (c)	6,506	61,752
Eutelsat Communications	9,139	185,392
Faurecia SA	3,684	179,050
Fonciere des Regions	1,582	159,027
Fonciere Financiere et Part SA	717	84,297
Gaztransport et Technigaz SA	1,527	113,113
Gecina SA	2,283	335,383
Genfit (a)	2,027	47,341
Groupe Eurotunnel SA	23,817	299,842
Groupe FNAC SA (a)	809	57,636
Guerbet	529	33,494
Hermes International SCA	1,531	875,714
ICADE	1,598	135,567
ID Logistics Group (a)	90	15,189
Iliad SA	1,337	154,843
Imerys SA	1,969	121,545
Industrielle d'Aviation Latecoere SA (a)	2,438	9,430
Ingenico SA	3,408	241,795
Innate Pharma SA (a)	267	2,239
Interparfums SA	1,040	43,054
Ipsen SA	2,322	322,440
Ipsos SA	1,876	50,019
JCDecaux SA	3,321	109,310
Kaufman & Broad SA	554	22,753
Kering SA	3,951	1,761,399
Klepierre SA	9,454	321,242
Korian	3,887	153,387
L'Oreal SA	12,746	2,871,471
Lagardere S.C.A. (Reg.)	7,168	196,395
Legrand SA	14,484	947,242
LVMH Moet Hennessy - Louis Vuitton SA	14,235	4,318,976
M6 Metropole Television SA	1,456	28,217
Maisons du Monde SA (c)	2,980	74,729
Mercialys SA	11,041	161,947
Michelin CGDE Series B	8,712	891,887
Natixis SA	44,994	263,272
Neopost SA	1,872	60,217
Nexans SA	1,598	46,263
Nexity	2,123	101,763
Orange SA	102,968	1,607,160
Orpea	2,969	366,045
Pernod Ricard SA	10,999	1,679,341
Peugeot Citroen SA	31,606	752,843
Publicis Groupe SA	11,554	670,559
Rallye SA	2,857	31,761
Remy Cointreau SA	1,598	189,866
Renault SA	10,014	749,390
Rexel SA	20,412	260,558
Rubis	5,051	261,450
Safran SA	16,955	2,191,058
Sanofi SA	58,114	5,193,100
Sartorius Stedim Biotech	1,227	152,318
Schneider Electric SA	28,827	2,084,512
SCOR SE	9,755	450,786
SEB SA	1,105	158,575
Societe Generale Series A	40,999	1,502,931
Sodexo SA	4,712	480,975
Soitec SA (a)	756	54,160
Solocal Group SA (a)	52,028	42,223
Sopra Steria Group	1,025	113,775
SPIE SA	8,323	130,753
SR Teleperformance SA	2,842	468,685
Suez Environnement SA	19,998	289,590
Tarkett SA	1,239	27,309
Technicolor SA (a)(b)	20,446	26,146
Television Francaise 1 SA	1,024	10,439
Thales SA	5,255	672,585
The Lisi Group	665	19,395
The Vicat Group	1,777	95,604
Total SA	124,223	7,288,837
Trigano SA	572	58,147
Ubisoft Entertainment SA (a)	3,873	348,747
Valeo SA	12,818	413,435
Vallourec SA (a)	16,137	76,638
Veolia Environnement SA	27,965	558,106
VINCI SA	25,202	2,242,962
Virbac SA (a)	278	44,650
Vivendi SA	54,853	1,322,962
Wendel SA	1,433	186,006
Worldline SA (a)(c)	1,845	97,173

TOTAL FRANCE		73,467,895

Germany - 5.1%
Aareal Bank AG	4,189	156,147
adidas AG	9,707	2,286,884
ADLER Real Estate AG	2,189	35,455
ADVA Optical Networking SE (a)	851	6,964
Aixtron AG (a)	5,391	67,808
Allianz SE	21,994	4,581,789
alstria office REIT-AG	8,922	128,542
AURELIUS AG	1,111	51,770
Aurubis AG	1,904	115,764
Axel Springer Verlag AG	2,189	145,539
BASF AG	47,092	3,613,772
Bayer AG	48,862	3,745,392
Bayerische Motoren Werke AG (BMW)	16,867	1,456,329
BayWa AG	32	933
Bechtle AG	2,089	185,739
Beiersdorf AG	5,387	557,685
Bertrandt AG	366	30,304
Bilfinger Berger AG	2,584	112,739
Borussia Dortmund GmbH & Co. KGaA	5,961	64,614
Brenntag AG	7,351	384,417
CANCOM AG	2,996	122,435
Capital Stage AG	315	2,134
Carl Zeiss Meditec AG	2,791	229,031
CeWe Color Holding AG	417	32,684
Comdirect Bank AG	2,144	25,401
Commerzbank AG (a)	56,606	534,653
CompuGroup Medical AG	1,498	84,835
Continental AG	5,760	952,187
Covestro AG (c)	10,149	656,610
CTS Eventim AG	3,416	128,300
Daimler AG (Germany)	46,721	2,770,815
Delivery Hero AG (a)(c)	5,410	218,389
Deutsche Bank AG	100,468	984,441
Deutsche Beteiligungs AG	642	26,287
Deutsche Borse AG	9,906	1,251,847
Deutsche EuroShop AG	1,688	52,386
Deutsche Lufthansa AG	13,228	266,093
Deutsche Pfandbriefbank AG (c)	4,672	62,178
Deutsche Post AG	51,199	1,616,622
Deutsche Telekom AG	162,419	2,663,944
Deutsche Wohnen AG (Bearer)	18,888	865,153
Deutz AG	4,320	32,196
DIC Asset AG	3,887	41,957
Draegerwerk AG & Co. KGaA	391	19,088
Drillisch AG	2,793	124,768
Duerr AG	3,699	132,058
E.ON AG	118,960	1,150,350
ElringKlinger AG	2,008	17,035
Evonik Industries AG	7,741	240,239
Evotec OAI AG (a)	9,846	194,604
Fraport AG Frankfurt Airport Services Worldwide	2,005	155,107
Freenet AG	6,840	154,094
Fresenius Medical Care AG & Co. KGaA	11,246	882,997
Fresenius SE & Co. KGaA	21,509	1,367,022
GEA Group AG	8,600	261,638
Gerresheimer AG	2,093	147,572
Gerry Weber International AG (Bearer) (b)	514	1,691
GFT Technologies AG	96	1,104
Gildemeister AG	444	21,499
Grenkeleasing AG	1,106	106,230
Hamborner (REIT) AG	941	9,486
Hamburger Hafen und Logistik AG	695	14,752
Hannover Reuck SE	2,769	373,534
Hapag-Lloyd AG (c)	1,740	64,406
HeidelbergCement Finance AG	7,991	543,060
Heidelberger Druckmaschinen AG (a)	8,478	19,705
HelloFresh AG (a)	6,038	72,082
Henkel AG & Co. KGaA	5,694	558,510
Hochtief AG	848	125,824
Hugo Boss AG	4,156	297,407
Hypoport AG (a)	95	19,046
INDUS Holding AG	3,070	167,777
Infineon Technologies AG	59,099	1,184,160
innogy SE (c)	5,861	258,900
Instone Real Estate Group BV (c)	3,335	78,230
Isra Vision AG	710	30,519
Jenoptik AG	2,582	77,909
JOST Werke AG (c)	1,747	60,945
K&S AG (b)	13,469	251,261
KION Group AG	4,134	242,079
Kloeckner & Co. AG	6,272	52,854
Koenig & Bauer AG	443	21,676
Krones AG	1,018	91,148
KWS Saat AG	159	54,027
Lanxess AG	4,110	254,918
LEG Immobilien AG	3,192	349,466
LEONI AG	1,819	66,506
MAN SE	1,458	151,929
Merck KGaA	6,778	726,407
Metro AG	7,672	39,260
Metro Wholesale & Food Specialist AG	9,258	139,465
Morphosys AG (a)	2,035	188,544
MTU Aero Engines Holdings AG	2,629	559,219
Muenchener Rueckversicherungs AG	7,559	1,626,295
Nemetschek Se	881	115,852
Nordex Se (a)	3,712	34,644
NORMA Group AG	1,946	105,181
Open Business Club AG	494	148,555
OSRAM Licht AG	4,788	194,256
Patrizia Immobilien AG	1,942	33,390
Pfeiffer Vacuum Technology AG	438	54,571
ProSiebenSat.1 Media AG	12,053	278,322
Puma AG	427	219,573
Rational AG	203	117,723
Rheinmetall AG	2,649	229,650
Rhoen-Klinikum AG	1,417	35,823
RIB Software AG	2,429	42,038
Rocket Internet AG (a)	3,491	100,908
RWE AG	25,994	506,993
Salzgitter AG	1,973	79,064
SAP SE	50,266	5,382,156
Schaeffler AG	8,469	89,516
Scout24 AG (c)	6,493	269,609
SGL Carbon AG (a)	4,281	42,985
Siemens AG	38,948	4,476,948
Siemens Healthineers AG (c)	6,946	287,868
Siltronic AG	956	87,795
Sixt AG	641	65,343
SLM Solutions Group AG (a)	214	3,709
SMA Solar Technology AG	508	11,853
Software AG (Bearer)	1,794	80,446
Stada Arzneimittel AG	1,016	93,995
STRATEC Biomedical Systems AG	452	29,694
Stroer Out-of-Home Media AG	1,286	67,265
Suedzucker AG (Bearer)	2,957	45,717
SURTECO SE	60	1,335
Symrise AG	6,576	552,366
TAG Immobilien AG	6,316	144,364
Takkt AG	3,255	55,302
Telefonica Deutschland Holding AG	52,146	202,882
Thyssenkrupp AG	23,818	501,106
TLG Immobilien AG	4,568	116,103
TUI AG (GB)	24,467	406,246
Uniper SE	12,627	364,843
United Internet AG	6,840	283,397
Volkswagen AG	1,434	236,811
Vonovia SE	25,359	1,160,978
Vossloh AG	228	10,549
VTG AG	485	29,060
Wacker Construction Equipment AG	1,721	38,284
WashTec AG	1,228	94,720
Wirecard AG	6,199	1,161,323
Wustenrot & Wurttembergische AG	727	14,723
Zalando SE (a)	7,151	277,006
Zooplus AG (a)	285	47,194

TOTAL GERMANY		64,127,600

Gibraltar - 0.0%
888 Holdings PLC	26,779	63,426
Greece - 0.1%
Aegean Airlines SA	3,180	24,060
Alpha Bank AE (a)	91,766	138,758
Athens Water Supply & Sewage Co. SA	2,077	12,233
EFG Eurobank Ergasias SA (a)	83,144	56,033
Ff Group (a)(d)	881	3,832
Greek Organization of Football Prognostics SA	10,412	97,883
Grivalia Properties REIC	251	2,158
Hellenic Exchanges Holding SA	387	1,710
Hellenic Telecommunications Organization SA	12,654	141,176
Holding Co. ADMIE IPTO SA	26,627	48,677
Jumbo SA	4,974	72,563
Motor Oil (HELLAS) Corinth Refineries SA	2,470	58,471
Mytilineos Holdings SA	4,722	41,771
National Bank of Greece SA (a)	32,347	56,056
Piraeus Bank SA	11,866	17,472
Public Power Corp. of Greece (a)	8,918	13,394
Titan Cement Co. SA (Reg.)	2,719	59,869

TOTAL GREECE		846,116

Hong Kong - 2.2%
AIA Group Ltd.	627,200	4,746,819
Bank of East Asia Ltd.	89,093	288,571
Beijing Enterprises Holdings Ltd.	21,500	116,247
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,000	3,367
BOC Hong Kong (Holdings) Ltd.	187,000	698,691
BYD Electronic International Co. Ltd.	33,000	38,673
Champion (REIT)	69,000	46,458
China Agri-Industries Holdings Ltd.	225,000	75,173
China Everbright International Ltd.	223,370	178,025
China Everbright Ltd.	124,000	219,160
China Jinmao Holdings Group Ltd.	232,000	97,333
China Merchants Holdings International Co. Ltd.	111,671	189,964
China Mobile Ltd.	314,500	2,946,198
China Overseas Grand Oceans Group Ltd.	106,500	32,866
China Overseas Land and Investment Ltd.	208,000	651,165
China Power International Development Ltd.	70,666	13,967
China Resources Beer Holdings Co. Ltd.	78,666	273,357
China Resources Pharmaceutical Group Ltd. (c)	130,000	190,641
China Resources Power Holdings Co. Ltd.	106,000	186,265
China Taiping Insurance Group Ltd.	84,400	281,981
China Travel International Investment HK Ltd.	158,000	42,311
China Unicom Ltd.	310,000	324,244
CITIC 1616 Holdings Ltd.	9,000	2,823
CITIC Pacific Ltd.	265,000	397,401
CLP Holdings Ltd.	83,500	935,947
CNOOC Ltd.	937,000	1,595,692
CSPC Pharmaceutical Group Ltd.	270,000	569,476
Dah Sing Banking Group Ltd.	6,000	11,400
Dah Sing Financial Holdings Ltd.	19,200	102,954
Far East Horizon Ltd.	146,000	141,495
Fosun International Ltd.	122,500	178,706
Fushan International Energy Group Ltd.	94,000	18,939
Galaxy Entertainment Group Ltd.	124,000	670,445
Guangdong Investment Ltd.	160,000	285,643
Guotai Junan International Holdings Ltd.	205,000	37,121
GZI (REIT)	194,000	117,756
Hang Lung Group Ltd.	44,000	108,177
Hang Lung Properties Ltd.	101,000	182,888
Hang Seng Bank Ltd.	38,200	894,359
Henderson Land Development Co. Ltd.	71,950	334,888
Hong Kong & China Gas Co. Ltd.	476,493	910,168
Hong Kong Exchanges and Clearing Ltd.	60,435	1,602,979
Hopewell Holdings Ltd.	35,000	108,009
Hua Hong Semiconductor Ltd. (c)	16,000	27,830
Hysan Development Co. Ltd.	43,000	201,512
Lai Sun Development Co. Ltd.	7,800	11,319
Lenovo Group Ltd.	360,000	229,076
Link (REIT)	112,500	997,042
Melco International Development Ltd.	35,000	59,807
MMG Ltd. (a)	124,000	46,488
MTR Corp. Ltd.	75,047	363,658
New World Development Co. Ltd.	313,289	397,107
PCCW Ltd.	177,000	97,055
Poly Property Group Co. Ltd.	135,000	40,283
Power Assets Holdings Ltd.	79,000	527,375
Prosperity (REIT)	13,000	4,609
Regal (REIT)	52,000	14,323
Shanghai Industrial Holdings Ltd.	100,000	210,152
Shenzhen Investment Ltd.	135,290	38,817
Shun Tak Holdings Ltd.	22,000	7,014
Sino Land Ltd.	156,632	245,675
Sino-Ocean Group Holding Ltd.	103,000	40,323
Sinotrans Shipping Ltd.	24,000	7,988
Sinotruk Hong Kong Ltd.	39,500	56,717
SJM Holdings Ltd.	118,000	95,249
Sun Art Retail Group Ltd.	99,055	108,251
Sun Hung Kai Properties Ltd.	81,500	1,059,189
Sunlight (REIT)	13,000	7,825
Swire Pacific Ltd. (A Shares)	30,500	316,398
Swire Properties Ltd.	66,600	227,182
Techtronic Industries Co. Ltd.	74,500	348,657
Television Broadcasts Ltd.	56,600	119,379
Universal Medical Financial & Technical Advisory Services Co. Ltd. (c)	173,500	134,739
Wharf Holdings Ltd.	74,000	184,577
Wheelock and Co. Ltd.	39,000	208,131
Winteam Pharmaceutical Group Ltd.	98,000	62,359
Yuexiu Property Co. Ltd.	946,000	149,585

TOTAL HONG KONG		27,494,433

Hungary - 0.1%
Magyar Telekom PLC	19,742	26,929
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	17,864	187,333
OTP Bank PLC	12,378	444,769
Richter Gedeon PLC	7,820	145,405

TOTAL HUNGARY		804,436

India - 2.0%
Adani Enterprises Ltd. (a)	7,611	17,494
Adani Gas Ltd. (a)(d)	7,611	6,272
Adani Ports & Special Economic Zone Ltd.	25,618	110,442
Adani Power Ltd. (a)	7,256	4,523
Aditya Birla Fashion and Retail Ltd. (a)	10,575	25,751
AIA Engineering Ltd.	1,908	44,189
Ajanta Pharma Ltd.	286	4,093
Alembic Pharmaceuticals Ltd.	7,019	56,647
Ambuja Cements Ltd.	38,240	101,934
Apollo Hospitals Enterprise Ltd.	8,727	134,640
Apollo Tyres Ltd. (a)	8,706	25,755
Arvind Mills Ltd. (a)	13,319	61,760
Ashok Leyland Ltd.	51,543	79,935
Asian Paints Ltd.	13,344	221,991
Aurobindo Pharma Ltd.	24,683	264,168
Avenue Supermarts Ltd. (a)(c)	8,065	145,897
Axis Bank Ltd. (a)	97,770	769,892
Bajaj Auto Ltd.	4,687	164,368
Bajaj Finance Ltd.	9,094	292,954
Bajaj Finserv Ltd.	2,312	168,950
Balkrishna Industries Ltd.	4,756	70,427
Bayer CropScience Ltd.	495	26,109
Bharat Forge Ltd.	6,714	53,097
Bharat Heavy Electricals Ltd.	76,058	70,700
Bharat Petroleum Corp. Ltd.	41,824	155,568
Bharti Airtel Ltd.	80,641	318,759
Bharti Infratel Ltd.	20,626	75,089
Blue Dart Express Ltd.	43	1,628
Bosch Ltd. (a)	409	109,198
Britannia Industries Ltd.	2,764	210,929
Cadila Healthcare Ltd.	7,464	36,336
Canara Bank Ltd. (a)	4,410	15,619
CEAT Ltd. (a)	225	3,489
CESC Ltd. GDR	2,216	20,822
Cg Power & Industrial Soluti	2,315	1,110
Cipla Ltd. (a)	31,694	269,652
Coal India Ltd.	35,637	128,242
Container Corp. of India Ltd.	21,902	187,674
Credit Analysis & Research Ltd. (a)	132	1,917
CRISIL Ltd.	197	3,843
Crompton Greaves Consumer Electricals Ltd. (a)	24,968	71,991
Dabur India Ltd.	49,617	258,114
Dalmia Bharat Ltd. (a)	1,087	30,874
Dewan Housing Finance Corp. Ltd. (a)	17,328	52,738
Dish TV India Ltd. (a)	40,221	23,629
Dr. Reddy's Laboratories Ltd.	5,664	194,535
eClerx Services Ltd. (a)	3,082	44,336
Edelweiss Financial Services Ltd.	22,487	49,437
Eicher Motors Ltd.	1,026	303,314
Engineers India Ltd.	1,276	1,996
Escorts Ltd. (a)	1,831	15,522
Eveready Industries India Ltd.	848	2,025
Exide Industries Ltd.	4,874	17,533
Federal Bank Ltd.	81,955	91,695
Finolex Cables Ltd. (a)	6,357	42,967
Fortis Healthcare Ltd. (a)	23,747	45,063
GAIL India Ltd.	37,559	190,055
Ge Power India Ltd.	330	3,706
Gillette India Ltd.	57	5,038
Glenmark Pharmaceuticals Ltd.	4,056	34,083
GMR Infrastructure Ltd. (a)	75,851	17,281
Godrej Consumer Products Ltd.	21,094	206,733
Godrej Industries Ltd.	184	1,163
Godrej Properties Ltd. (a)	1,455	11,788
Grasim Industries Ltd. (a)	15,088	170,046
Great Eastern Shipping Co. Ltd.	242	1,025
Gruh Finance Ltd.	5,294	20,697
Havells India Ltd. (a)	11,747	102,572
HCL Technologies Ltd.	30,439	434,443
Hero Motocorp Ltd.	2,322	86,725
Hindalco Industries Ltd.	56,883	169,511
Hindustan Petroleum Corp. Ltd.	26,819	81,280
Hindustan Unilever Ltd.	32,976	723,055
Housing Development Finance Corp. Ltd.	82,391	1,970,934
ICICI Bank Ltd.	138,801	665,599
IDFC Bank Ltd.	86,760	40,588
Iifl Holdings Ltd. (a)	6,651	41,366
India Cements Ltd. (a)	5,046	6,127
Indiabulls Housing Finance Ltd.	20,924	236,116
Indiabulls Real Estate Ltd. (a)	6,400	6,486
Indiabulls Ventures Ltd.	10,489	60,827
Indian Oil Corp. Ltd.	86,658	162,220
Info Edge India Ltd.	1,648	35,183
Infosys Ltd.	180,708	1,669,595
InterGlobe Aviation Ltd. (c)	6,533	78,518
Ipca Laboratories Ltd.	338	3,116
IRB Infrastructure Developers Ltd.	3,943	7,442
ITC Ltd.	173,544	657,243
Jain Irrigation Systems Ltd.	18,440	17,727
Jaiprakash Associates Ltd. (a)	29,089	2,517
Jindal Steel & Power Ltd. (a)	48,419	112,177
JSW Steel Ltd.	47,476	217,866
Jubilant Foodworks Ltd.	4,834	70,817
Jubilant Life Sciences Ltd.	3,486	31,275
Kajaria Ceramics Ltd. (a)	1,102	5,874
Larsen & Toubro Infotech Ltd.	2,045	48,842
Larsen & Toubro Ltd.	31,194	547,245
LIC Housing Finance Ltd.	16,370	90,991
Lupin Ltd. (a)	11,425	136,780
Mahindra & Mahindra Financial Services Ltd. (a)	13,932	77,044
Mahindra & Mahindra Ltd.	44,338	459,176
Manappuram General Finance & Leasing Ltd.	13,651	14,747
Marico Ltd.	20,309	88,227
Maruti Suzuki India Ltd.	5,629	503,566
Max Financial Services Ltd. (a)	4,104	20,931
MindTree Consulting Ltd.	7,309	84,084
Motherson Sumi Systems Ltd. (a)	53,731	118,599
Motilal Oswal Financial Services Ltd.	1,131	9,522
Mphasis BFL Ltd.	6,596	88,020
Multi Commodity Exchange of India Ltd. (a)	182	1,728
Muthoot Finance Ltd. (a)	3,598	19,914
Natco Pharma Ltd.	2,653	27,052
Ncc Ltd. (a)	54,238	55,001
Nestle India Ltd.	1,578	216,513
NTPC Ltd.	89,999	194,272
Oberoi Realty Ltd.	3,854	22,060
Oil & Natural Gas Corp. Ltd.	116,621	241,646
Page Industries Ltd.	466	185,578
PC Jeweller Ltd. (a)	6,790	5,371
Persistent Systems Ltd.	3,130	23,970
Petronet LNG Ltd.	34,504	105,294
Pfizer Ltd.	1,331	52,517
PI Industries Ltd.	3,093	32,444
Pidilite Industries Ltd.	10,425	135,154
Piramal Enterprises Ltd.	4,494	132,025
Power Finance Corp. Ltd.	51,449	66,433
Power Grid Corp. of India Ltd.	75,799	190,574
Prestige Estates Projs. Ltd. (a)	4,180	11,015
PVR Ltd. (a)	153	2,818
Rajesh Exports Ltd.	5,672	43,656
RBL Bank Ltd. (c)	3,501	24,828
Rec Ltd.	47,953	75,470
Redington India Ltd.	14,319	16,050
Reliance Capital Ltd. (a)	4,711	15,408
Reliance Communication Ltd. (a)	61,971	10,348
Reliance Industries Ltd.	151,600	2,175,304
Reliance Infrastructure Ltd. (a)	5,715	27,713
Repco Home Finance Ltd.	83	415
RP-SG Business Process Services Ltd. (a)(d)	443	1,430
RP-SG Retail Ltd. (a)(d)	1,329	4,290
Sadbhav Engineering Ltd. (a)	12,879	35,880
Sanofi India Ltd.	25	1,958
Shree Cement Ltd.	378	71,130
Shriram Transport Finance Co. Ltd.	7,508	118,244
Siemens India Ltd.	7,281	91,721
Sintex Plastics Technology Ltd. (a)	15,333	5,380
Solara Active Pharma Sciences Ltd. (a)	211	926
State Bank of India (a)	114,089	434,081
Strides Shasun Ltd. (a)	1,270	7,286
Sun Pharmaceutical Industries Ltd.	42,740	335,315
Sundaram Finance Ltd.	2,407	48,737
Supreme Industries Ltd. (a)	796	10,600
Suzlon Energy Ltd. (a)	45,292	3,827
Symphony Ltd.	118	1,439
Tata Communications Ltd. (a)	3,714	24,676
Tata Consultancy Services Ltd.	47,753	1,251,386
Tata Global Beverages Ltd.	21,357	62,907
Tata Motors Ltd. (a)	111,444	269,974
Tata Power Co. Ltd.	54,079	55,973
Tata Steel Ltd.	16,694	125,013
Tech Mahindra Ltd. (a)	26,588	267,426
The Indian Hotels Co. Ltd. (a)	43,561	75,861
The Karur Vysya Bank Ltd.	3,746	4,039
The Ramco Cements Ltd. (a)	1,219	9,883
Thermax Ltd.	2,019	27,288
Titan Co. Ltd.	20,014	228,554
Tube Investments of India Ltd.	4,001	26,353
Tube Investments of India Ltd.	4,001	15,837
Ultratech Cemco Ltd. (a)	4,695	222,143
United Spirits Ltd. (a)	12,180	94,990
UPL Ltd. (a)	16,282	148,455
Vedanta Ltd. (a)	95,728	273,296
Vodafone Idea Ltd. (a)	94,641	49,457
Voltas Ltd. (a)	2,256	16,479
WABCO India Ltd.	355	30,247
Welspun India Ltd. (a)	12,290	9,796
Whirlpool of India Ltd.	3,668	69,271
Wipro Ltd.	69,493	311,038
Yes Bank Ltd.	82,387	209,532
Zee Entertainment Enterprises Ltd.	24,074	146,833

TOTAL INDIA		25,663,742

Indonesia - 0.5%
Kresna Graha Investama PT Tbk (a)	910,500	37,432
PT ACE Hardware Indonesia Tbk	504,300	45,446
PT Adaro Energy Tbk	650,000	70,548
PT AKR Corporindo Tbk	192,600	43,835
PT Aneka Tambang Tbk	460,400	20,593
PT Astra International Tbk	1,097,200	570,161
PT Bank Central Asia Tbk	515,200	801,479
PT Bank Danamon Indonesia Tbk Series A	153,900	75,166
PT Bank Jabar Banten Tbk	70,600	8,313
PT Bank Mandiri (Persero) Tbk	1,031,200	463,340
PT Bank Negara Indonesia (Persero) Tbk	466,900	224,966
PT Bank Rakyat Indonesia Tbk	2,934,800	608,099
PT Bank Tabungan Negara Tbk	237,600	33,134
PT Bumi Resources Tbk (a)	3,868,300	43,002
PT Bumi Serpong Damai Tbk (a)	696,900	50,425
PT Charoen Pokphand Indonesia Tbk	326,300	118,050
PT Ciputra Development Tbk	790,100	42,617
PT Global Mediacom Tbk	14,600	315
PT Gudang Garam Tbk	20,800	98,921
PT Hanjaya Mandala Sampoerna Tbk	473,500	116,175
PT Hanson International Tbk (a)	3,268,900	26,018
PT Indah Kiat Pulp & Paper Tbk	137,000	114,674
PT Indo Tambangraya Megah Tbk	15,300	25,060
PT Indocement Tunggal Prakarsa Tbk	106,400	121,080
PT Indofood CBP Sukses Makmur Tbk	72,600	42,622
PT Indofood Sukses Makmur Tbk	274,100	107,729
PT Japfa Comfeed Indonesia Tbk	148,500	19,829
PT Jasa Marga Tbk	76,596	20,909
PT Kalbe Farma Tbk	1,930,500	173,970
PT Link Net Tbk	30,500	8,807
PT Lippo Karawaci Tbk	1,190,100	21,919
PT Matahari Department Store Tbk	103,400	32,987
PT Medco Energi International Tbk (a)	424,200	22,881
PT Media Nusantara Citra Tbk	121,800	6,249
PT Pakuwon Jati Tbk	1,383,800	43,510
PT Pembangunan Perumahan Persero Tbk	253,258	22,156
PT Perusahaan Gas Negara Tbk Series B	466,000	68,049
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	17,000	1,443
PT PP Properti Tbk	481,000	3,037
PT Semen Gresik (Persero) Tbk	127,500	75,481
PT Sitara Propertindo Tbk (a)	49,100	2,971
PT Sugih Energy Tbk (a)	40,500	133
PT Summarecon Agung Tbk	748,400	29,537
PT Surya Citra Media Tbk	295,600	30,527
PT Telekomunikasi Indonesia Tbk Series B	2,673,700	677,313
PT Tower Bersama Infrastructure Tbk	79,000	24,320
PT Unilever Indonesia Tbk	78,700	223,766
PT United Tractors Tbk	117,400	258,701
PT Waskita Karya Persero Tbk	144,500	13,687
PT Wijaya Karya Persero Tbk	236,426	17,107
Siloam International Hospitals Tbk PT (a)	13,600	2,058

TOTAL INDONESIA		5,710,547

Ireland - 0.4%
AIB Group PLC	42,377	205,049
Bank Ireland Group PLC	51,192	363,261
C&C Group PLC	8,418	31,274
Cairn Homes PLC (a)	54,034	86,661
CRH PLC	42,651	1,272,202
Dalata Hotel Group PLC	9,355	57,960
DCC PLC (United Kingdom)	4,630	397,398
Glanbia PLC	15,578	275,606
Grafton Group PLC unit	13,297	123,053
Green REIT PLC	79,320	130,989
Greencore Group PLC	34,021	82,275
Hibernia (REIT) PLC	17,950	28,260
Irish Continental Group PLC unit	9,952	58,615
Irish Residential Properties REIT PLC	974	1,569
James Hardie Industries PLC CDI	22,922	305,003
Kerry Group PLC Class A	8,261	846,792
Kingspan Group PLC (Ireland)	6,852	298,019
Origin Enterprises PLC	17,170	110,268
Paddy Power Betfair PLC (Ireland)	4,283	369,657
Permanent Tsb Group Hld PLC (a)	637	1,371
Ryanair Holdings PLC sponsored ADR (a)	1,028	85,118
Smurfit Kappa Group PLC	11,480	374,221
United Drug PLC (United Kingdom)	14,682	118,604

TOTAL IRELAND		5,623,225

Isle of Man - 0.1%
Gaming VC Holdings SA	27,084	324,378
Genting Singapore Ltd.	337,400	214,354
NEPI Rockcastle PLC	17,800	153,706
Playtech Ltd.	16,803	102,878
Redefine International PLC	5,652	2,388

TOTAL ISLE OF MAN		797,704

Israel - 0.5%
Airport City Ltd. (a)	7,556	88,015
Alony Hetz Properties & Investments Ltd.	18,568	176,703
Amot Investments Ltd.	8,182	40,670
Azrieli Group	2,688	130,503
Bank Hapoalim BM (Reg.)	59,108	400,425
Bank Leumi le-Israel BM	76,267	476,073
Bezeq The Israel Telecommunication Corp. Ltd.	89,480	102,906
Caesarstone Sdot-Yam Ltd. (b)	1,088	17,180
Cellcom Israel Ltd. (Israel) (a)	5,937	37,507
Check Point Software Technologies Ltd. (a)	6,344	704,184
CyberArk Software Ltd. (a)	5,102	348,263
Delek Group Ltd.	333	55,941
Elbit Systems Ltd. (Israel)	1,014	121,303
First International Bank of Israel	2,356	50,789
Formula Systems (1985) Ltd.	126	4,901
Gazit-Globe Ltd.	1,653	13,829
Harel Insurance Investments and Financial Services Ltd.	9,721	71,264
Israel Chemicals Ltd.	32,652	188,371
Israel Corp. Ltd. (Class A)	429	125,591
Israel Discount Bank Ltd. (Class A)	54,831	179,387
Ituran Location & Control Ltd.	1,134	38,692
Jerusalem Economy Ltd. (a)	1,266	3,403
Jerusalem Oil Exploration Ltd. (a)	374	21,526
Kornit Digital Ltd. (a)	2,500	46,150
Mazor Robotics Ltd. (a)	1,995	58,029
Melisron Ltd.	1,481	62,826
Migdal Insurance & Financial Holdings Ltd.	2,273	2,515
Mizrahi Tefahot Bank Ltd.	5,565	93,771
NICE Systems Ltd. (a)	3,376	357,943
Oil Refineries Ltd.	46,046	21,885
Orbotech Ltd. (a)	2,103	117,642
Partner Communications Co. Ltd. (a)	7,712	39,101
Paz Oil Co. Ltd.	313	46,868
Plus500 Ltd.	3,162	54,724
Radware Ltd. (a)	1,220	28,316
Reit 1 Ltd.	36,618	143,229
Shikun & Binui Ltd. (a)	20,523	39,166
SodaStream International Ltd. (a)	1,313	188,271
Strauss Group Ltd.	3,837	84,201
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	49,943	997,861
Tower Semiconductor Ltd. (a)	5,008	77,654
Wix.com Ltd. (a)	2,559	249,119

TOTAL ISRAEL		6,106,697

Italy - 1.3%
A2A SpA	97,271	156,943
ACEA SpA	1,409	18,528
Amplifon SpA	5,221	92,606
Ascopiave SpA	12,371	40,635
Assicurazioni Generali SpA	54,914	888,192
Astm SpA	2,401	47,646
Atlantia SpA	25,718	517,340
Autogrill SpA	4,595	45,253
Azimut Holding SpA	7,095	87,474
Banca Generali SpA	5,954	114,847
Banca IFIS SpA	642	11,300
Banca Mediolanum S.p.A.	16,321	94,741
Banca Monte dei Paschi di Siena SpA (a)(b)	12,845	21,132
Banca Popolare dell'Emilia Romagna	23,378	88,917
Banca Popolare di Sondrio SCARL	25,038	79,066
Banco BPM SpA (a)	96,611	181,757
Beni Stabili SpA SIIQ	119,844	102,553
Beni Stabili SpA SIIQ rights (a)	119,844	1
Biesse SpA	462	10,644
Brembo SpA	8,193	90,756
Brunello Cucinelli SpA	1,252	42,897
Buzzi Unicem SpA	5,507	105,882
Cerved Information Solutions SpA	10,444	83,338
Compagnie Industriali Riunite SpA (CIR)	1,763	1,877
Credito Emiliano SpA	3,458	20,641
Credito Valtellinese SC (a)	328,946	34,426
Danieli & C. Officine Meccaniche SpA	1,400	26,164
Datalogic SpA	613	18,017
Davide Campari-Milano SpA	37,525	288,806
De Longhi SpA	3,032	80,360
DiaSorin S.p.A.	1,445	137,154
Enav SpA (c)	12,759	57,546
Enel SpA	406,264	1,991,939
Eni SpA	125,623	2,231,033
ERG SpA	2,649	49,476
Fincantieri SpA	23,908	34,905
FinecoBank SpA	20,446	214,120
Hera SpA	49,032	135,508
Immobiliare Grande Distribuzione SpA	903	6,375
Industria Macchine Automatiche SpA (IMA)	720	43,263
Infrastrutture Wireless Italiane SpA (c)	9,065	63,145
Interpump Group SpA	4,488	129,625
Intesa Sanpaolo SpA	790,949	1,752,011
Iren SpA	21,493	46,570
Italgas SpA	22,389	115,687
Italmobiliare SpA	66	1,458
Leonardo SpA	23,240	252,436
Luxottica Group SpA	7,585	476,981
Maire Tecnimont SpA	6,337	27,763
MARR SpA	1,204	29,156
Mediaset SpA (a)	22,568	68,020
Mediobanca SpA	37,736	331,334
Moncler SpA	8,718	303,145
OVS (a)(c)	19,908	35,199
Piaggio & C SpA	5,908	12,654
Pirelli & C. S.p.A. (c)	17,608	129,514
Poste Italiane SpA (c)	35,495	255,292
Prysmian SpA	14,659	284,916
Rai Way SpA (c)	3,341	17,313
Recordati SpA	6,256	212,009
Reply SpA	849	47,081
Safilo Group SpA (a)	143	267
Saipem SpA (a)	35,135	192,412
Salini Impregilo SpA	10,586	23,357
Salvatore Ferragamo Italia SpA	3,856	91,324
Saras Raffinerie Sarde SpA	32,211	62,862
Snam Rete Gas SpA	112,997	467,661
Societa Cattolica Di Assicurazioni SCRL	5,735	46,412
Societa Iniziative Autostradali e Servizi SpA (SIAS)	4,758	67,149
Technogym SpA (c)	5,245	57,388
Telecom Italia SpA (a)	341,208	200,683
Terna SpA	74,282	384,079
Tod's SpA	706	43,221
UniCredit SpA	107,409	1,376,668
Unione di Banche Italiane SCpA	69,274	211,851
Unipol Gruppo SpA	44,011	177,363
Zignago Vetro SpA	165	1,534

TOTAL ITALY		16,289,598

Japan - 16.3%
77 Bank Ltd.	2,400	49,708
A/S One Corp.	1,900	135,047
ABC-MART, Inc.	1,807	105,696
ACOM Co. Ltd.	21,100	77,978
Activia Properties, Inc.	36	149,315
Adastria Co. Ltd.	200	3,258
Adeka Corp.	2,600	38,642
Advance Residence Investment Corp.	49	125,154
Advantest Corp.	8,159	150,619
Aeon (REIT) Investment Corp.	102	112,545
AEON Co. Ltd.	32,125	737,338
Aeon Delight Co. Ltd.	1,800	60,300
AEON Financial Service Co. Ltd.	3,999	78,538
AEON MALL Co. Ltd.	6,600	122,191
Agc, Inc.	8,263	270,650
Ai Holdings Corp.	1,200	22,908
Aica Kogyo Co. Ltd.	5,800	172,712
Aichi Steel Corp.	100	3,536
Aida Engineering Ltd.	3,500	28,847
Aiful Corp. (a)	10,100	26,674
Ain Holdings, Inc.	1,700	133,186
Air Water, Inc.	6,100	98,986
Aisin Seiki Co. Ltd.	8,600	338,025
Ajinomoto Co., Inc.	26,725	431,755
Akita Bank Ltd.	100	2,324
Alfresa Holdings Corp.	9,139	244,198
All Nippon Airways Ltd.	7,541	253,571
Alpine Electronics, Inc.	1,500	25,537
Alps Electric Co. Ltd.	11,878	279,998
Amada Holdings Co. Ltd.	28,100	264,726
Amano Corp.	2,000	42,540
Anicom Holdings, Inc.	900	28,754
Anritsu Corp.	6,700	101,656
Aoki International Co. Ltd.	200	2,641
Aoyama Trading Co. Ltd.	1,500	45,465
Aozora Bank Ltd.	9,200	317,459
ARCS Co. Ltd.	3,900	94,636
Ariake Japan Co. Ltd.	800	70,900
Asahi Diamond Industrial Co. Ltd.	4,700	29,699
Asahi Group Holdings	19,859	872,705
Asahi Holdings, Inc.	1,700	36,385
ASAHI INTECC Co. Ltd.	5,380	220,044
Asahi Kasei Corp.	63,500	761,902
Asics Corp.	8,200	119,183
ASKUL Corp.	600	16,537
Astellas Pharma, Inc.	99,003	1,529,617
Atom Corp.	1,400	12,420
Autobacs Seven Co. Ltd.	1,400	22,520
Avex, Inc.	200	2,692
Axial Retailing, Inc.	1,300	42,629
Azbil Corp.	10,000	186,290
Bandai Namco Holdings, Inc.	10,900	387,854
Bank of Kyoto Ltd.	2,800	126,308
Bank of Nagoya Ltd.	100	3,164
Bank of The Ryukyus Ltd.	2,700	30,796
Belc Co. Ltd.	800	40,838
Belluna Co. Ltd.	1,500	14,902
Benefit One, Inc.	1,700	43,767
Benesse Holdings, Inc.	3,800	105,916
Bic Camera, Inc.	5,400	71,451
BML, Inc.	1,600	44,029
Bridgestone Corp.	29,958	1,155,160
Brother Industries Ltd.	15,700	288,161
Bunka Shutter Co. Ltd.	300	2,103
Calbee, Inc.	5,800	192,759
Canon Marketing Japan, Inc.	1,600	30,331
Canon, Inc.	51,443	1,465,272
Capcom Co. Ltd.	4,800	99,714
Casio Computer Co. Ltd.	11,200	169,043
Cawachi Ltd.	200	3,713
Central Glass Co. Ltd.	2,800	60,549
Central Japan Railway Co.	7,055	1,353,916
Chiba Bank Ltd.	29,000	183,464
Chiyoda Co. Ltd.	100	1,930
Chiyoda Corp.	6,000	29,856
Chofu Seisakusho Co. Ltd.	100	2,025
Chubu Electric Power Co., Inc.	34,016	490,534
Chudenko Corp.	600	12,624
Chugai Pharmaceutical Co. Ltd.	11,100	649,869
Chugoku Electric Power Co., Inc.	14,100	181,444
Chugoku Marine Paints Ltd.	5,400	43,407
Citizen Watch Co. Ltd.	16,600	95,549
CKD Corp.	2,665	30,704
Clarion Co. Ltd.	200	4,376
Coca-Cola West Co. Ltd.	6,950	182,011
cocokara fine HOLDINGS, Inc.	1,300	71,547
COLOPL, Inc.	500	3,084
Colowide Co. Ltd.	4,100	99,888
Comforia Residential REIT, Inc.	57	136,444
COMSYS Holdings Corp.	7,900	219,860
Concordia Financial Group Ltd.	53,300	243,941
Cookpad, Inc.	500	1,835
Cosmo Energy Holdings Co. Ltd.	2,600	96,663
Cosmos Pharmaceutical Corp.	700	143,120
Create Restaurants Holdings, Inc.	200	2,116
Create SD Holdings Co. Ltd.	1,800	45,672
Credit Saison Co. Ltd.	6,901	109,588
CyberAgent, Inc.	5,100	217,021
CYBERDYNE, Inc. (a)(b)	7,900	55,871
Dai Nippon Printing Co. Ltd.	10,300	231,106
Dai-ichi Mutual Life Insurance Co.	56,999	1,069,605
Daibiru Corp.	200	2,021
Daicel Chemical Industries Ltd.	13,721	145,315
Daido Metal Co. Ltd.	400	3,056
Daido Steel Co. Ltd.	3,500	144,237
Daifuku Co. Ltd.	6,100	262,738
Daihen Corp.	1,600	37,464
Daiho Corp.	200	5,512
Daiichi Sankyo Kabushiki Kaisha	29,200	1,116,118
Daiichikosho Co. Ltd.	2,400	110,604
Daikin Industries Ltd.	12,968	1,503,146
Daikyo, Inc.	400	10,500
DaikyoNishikawa Corp.	1,600	15,314
Dainippon Sumitomo Pharma Co. Ltd.	8,600	179,686
Daio Paper Corp.	6,000	77,901
Daiseki Co. Ltd.	1,600	37,917
Daishi Hokuetsu Financial Group, Inc.	1,842	66,278
Daito Trust Construction Co. Ltd.	3,844	507,605
Daiwa House Industry Co. Ltd.	30,544	922,256
Daiwa House REIT Investment Corp.	92	201,391
Daiwa Office Investment Corp.	18	109,913
Daiwa Securities Group, Inc.	82,000	470,246
Daiwabo Holdings Co. Ltd.	500	29,556
DCM Japan Holdings Co. Ltd.	25,700	249,632
DeNA Co. Ltd.	3,600	59,882
Denki Kagaku Kogyo KK	4,400	143,100
DENSO Corp.	21,322	951,084
Dentsu, Inc.	11,700	542,644
Descente Ltd.	1,800	47,156
Dexerials Corp.	1,700	14,629
Dic Corp.	3,200	94,581
Digital Garage, Inc.	1,400	38,277
Dip Corp.	800	17,427
Disco Corp.	1,700	270,740
Dmg Mori Co. Ltd.	4,800	69,553
Don Quijote Holdings Co. Ltd.	6,823	408,769
Doshisha Co. Ltd.	100	2,061
Doutor Nichires Holdings Co., Ltd.	500	8,894
Dowa Holdings Co. Ltd.	3,300	96,041
Dr. Ci:Labo Co., Ltd.	1,000	51,934
DTS Corp.	1,500	52,111
Duskin Co. Ltd.	6,000	136,553
Dydo Group Holdings, Inc.	100	5,078
Eagle Industry Co. Ltd.	300	3,496
Earth Corp.	700	31,825
East Japan Railway Co.	15,010	1,310,940
Ebara Corp.	4,500	131,068
EDION Corp.	1,300	13,664
Ehime Bank Ltd.	2,400	24,801
Eiken Chemical Co. Ltd.	2,800	62,633
Eisai Co. Ltd.	13,200	1,099,302
Eizo Corp.	600	24,461
Electric Power Development Co. Ltd.	11,100	302,499
en-japan, Inc.	2,200	87,934
EPS Co. Ltd.	2,000	39,048
euglena Co. Ltd. (a)	1,200	6,860
Exedy Corp.	1,200	29,629
Ezaki Glico Co. Ltd.	2,100	104,595
FamilyMart Co. Ltd.	3,277	379,837
Fancl Corp.	2,400	106,137
Fanuc Corp.	10,085	1,754,458
Fast Retailing Co. Ltd.	3,036	1,528,642
FCC Co. Ltd.	3,000	74,285
Ferrotec Holdings Corp.	2,700	24,479
Financial Products Group Co. Ltd.	4,200	41,056
Foster Electric Co. Ltd.	1,100	16,017
FP Corp.	1,400	71,839
Frontier Real Estate Investment Corp.	30	114,991
Fuji Corp.	4,800	67,213
Fuji Electric Co. Ltd.	8,200	250,309
Fuji Kyuko Co. Ltd.	500	14,601
Fuji Oil Holdings, Inc.	1,700	49,041
Fuji Seal International, Inc.	2,600	78,921
Fuji Soft ABC, Inc.	600	27,545
Fujicco Co. Ltd.	100	2,294
Fujifilm Holdings Corp.	19,400	839,057
Fujikura Ltd.	15,800	68,158
Fujimi, Inc.	200	4,571
Fujimori Kogyo Co. Ltd.	400	11,628
Fujitec Co. Ltd.	4,200	45,784
Fujitsu General Ltd.	5,500	82,133
Fujitsu Ltd.	10,242	623,107
Fukuda Denshi Co. Ltd.	700	44,171
Fukuoka (REIT) Investment Fund	18	27,199
Fukuoka Financial Group, Inc.	8,000	196,566
Fukushima Industries Corp.	100	4,555
Fukuyama Transporting Co. Ltd.	1,000	38,685
Funai Soken Holdings, Inc.	900	19,087
Furukawa Co. Ltd.	600	7,445
Furukawa Electric Co. Ltd.	5,300	143,032
Fuso Chemical Co. Ltd.	300	5,998
Futaba Corp.	3,900	60,901
Futaba Industrial Co. Ltd.	700	3,834
Fuyo General Lease Co. Ltd.	500	27,784
G-Tekt Corp.	1,300	18,353
Global One Real Estate Investment Corp.	32	32,274
Glory Ltd.	2,200	51,317
GLP J-REIT	164	162,350
GMO Internet, Inc.	4,100	58,574
GMO Payment Gateway, Inc.	1,600	77,706
GNI Group Ltd. (a)	700	20,565
Goldcrest Co. Ltd.	300	4,693
GOLDWIN, Inc.	600	42,753
GREE, Inc.	3,400	14,253
GS Yuasa Corp.	2,000	41,054
Gulliver International Co. Ltd.	400	1,351
GungHo Online Entertainment, Inc.	28,000	50,374
Gunma Bank Ltd.	10,900	49,460
Gunze Ltd.	700	31,081
Gurunavi, Inc.	100	764
H.I.S. Co. Ltd.	2,300	69,814
H2O Retailing Corp.	8,600	133,609
Hakuhodo DY Holdings, Inc.	11,900	198,905
Hamamatsu Photonics K.K.	6,300	211,052
Hankyu Hanshin Holdings, Inc.	12,600	415,403
Hankyu REIT, Inc.	9	11,199
Hanwa Co. Ltd.	1,700	55,820
Harmonic Drive Systems, Inc. (b)	2,100	63,930
Haseko Corp.	18,500	234,425
Hazama Ando Corp.	12,500	86,188
Heiwa Corp.	1,700	38,916
Heiwa Real Estate (REIT), Inc.	15	14,716
Heiwa Real Estate Co. Ltd.	1,700	31,519
Heiwado Co. Ltd.	1,800	46,198
Hiday Hidaka Corp.	2,160	42,076
Hikari Tsushin, Inc.	1,300	227,199
Hino Motors Ltd.	17,800	170,387
Hirata Corp.	400	24,709
Hirose Electric Co. Ltd.	2,155	204,929
Hiroshima Bank Ltd.	14,400	89,206
Hisamitsu Pharmaceutical Co., Inc.	3,300	186,299
Hitachi Capital Corp.	1,900	46,677
Hitachi Chemical Co. Ltd.	5,700	89,969
Hitachi Construction Machinery Co. Ltd.	5,000	132,752
Hitachi High-Technologies Corp.	3,100	116,901
Hitachi Ltd.	50,976	1,558,346
Hitachi Metals Ltd.	13,000	153,463
Hitachi Transport System Ltd.	2,200	56,621
Hitachi Zosen Corp.	2,900	11,021
Hogy Medical Co. Ltd.	3,300	97,390
Hokkaido Electric Power Co., Inc.	16,000	93,588
Hokuetsu Kishu Paper Co. Ltd.	9,200	43,947
Hokuhoku Financial Group, Inc.	4,300	53,467
Hokuriku Electric Power Co., Inc. (a)	18,300	170,617
Hokuto Corp.	100	1,708
Honda Motor Co. Ltd.	83,272	2,377,043
Horiba Ltd.	2,000	93,942
Hoshino Resorts REIT, Inc.	13	61,063
Hoshizaki Corp.	2,500	201,843
Hosiden Corp.	1,800	16,543
House Foods Group, Inc.	1,900	54,726
Hoya Corp.	19,918	1,132,220
Hulic (REIT), Inc.	65	94,532
Hulic Co. Ltd.	12,400	113,741
Hyakujushi Bank Ltd.	700	17,916
Ibiden Co. Ltd.	8,700	107,483
IBJ Leasing Co. Ltd.	1,600	40,214
Ichibanya Co. Ltd.	100	3,811
Ichigo, Inc.	8,900	29,105
Idemitsu Kosan Co. Ltd.	6,800	310,365
IHI Corp.	8,872	324,560
Iida Group Holdings Co. Ltd.	11,300	205,700
Inaba Denki Sangyo Co. Ltd.	400	16,112
Inabata & Co. Ltd.	1,000	13,382
Industrial & Infrastructure Fund Investment Corp.	97	97,400
Ines Corp.	3,700	43,252
Infomart Corp.	3,200	33,181
INPEX Corp.	50,500	575,024
Internet Initiative Japan, Inc.	1,600	30,927
Invesco Office J-REIT, Inc.	426	60,218
Invincible Investment Corp.	361	149,410
Iriso Electronics Co. Ltd.	500	21,159
Iseki & Co. Ltd.	100	1,717
Isetan Mitsukoshi Holdings Ltd.	16,271	190,164
Istyle, Inc.	1,300	11,683
Isuzu Motors Ltd.	30,868	404,696
IT Holdings Corp.	3,300	147,986
ITO EN Ltd.	2,260	96,341
Itochu Corp.	73,050	1,354,783
Itochu Enex Co. Ltd.	300	2,826
ITOCHU Techno-Solutions Corp.	6,012	114,022
Itoham Yonekyu Holdings, Inc.	10,100	63,553
Iwatani Corp.	600	21,190
Iyo Bank Ltd.	7,900	46,979
Izumi Co. Ltd.	2,100	114,273
J Trust Co. Ltd.	7,200	36,818
J. Front Retailing Co. Ltd.	10,200	133,664
JACCS Co. Ltd.	200	3,754
JAFCO Co. Ltd.	900	34,776
Japan Airlines Co. Ltd.	7,000	249,205
Japan Airport Terminal Co. Ltd.	2,800	107,697
Japan Aviation Electronics Industry Ltd.	1,000	13,303
Japan Display, Inc. (a)	24,400	23,571
Japan Excellent, Inc.	89	115,475
Japan Exchange Group, Inc.	29,800	535,072
Japan Hotel REIT Investment Corp.	280	199,264
Japan Lifeline Co. Ltd.	2,300	33,409
Japan Logistics Fund, Inc.	52	103,783
Japan Material Co. Ltd.	1,800	21,105
Japan Petroleum Exploration Co. Ltd.	1,300	27,547
Japan Post Bank Co. Ltd.	17,034	198,819
Japan Post Holdings Co. Ltd.	75,238	892,209
Japan Prime Realty Investment Corp.	36	128,577
Japan Real Estate Investment Corp.	63	324,952
Japan Rental Housing Investment, Inc.	42	32,942
Japan Retail Fund Investment Corp.	119	219,786
Japan Securities Finance Co. Ltd.	500	2,809
Japan Steel Works Ltd.	2,800	59,171
Japan Tobacco, Inc.	56,843	1,460,600
Japan Wool Textile Co. Ltd.	400	3,162
JCR Pharmaceuticals Co. Ltd.	1,000	42,496
JEOL Ltd.	2,500	41,122
JFE Holdings, Inc.	24,900	467,910
JGC Corp.	12,342	238,902
Jimoto Holdings, Inc.	13,900	18,232
JIN Co. Ltd.	1,100	62,489
Joshin Denki Co. Ltd.	1,800	46,023
Joyful Honda Co. Ltd.	1,400	20,212
JSR Corp.	9,300	138,962
JTEKT Corp.	10,200	126,905
Juroku Bank Ltd.	1,300	29,425
Justsystems Corp.	700	14,331
JVC KENWOOD Holdings, Inc.	700	1,725
JX Holdings, Inc.	173,150	1,169,972
K's Holdings Corp.	10,100	127,643
kabu.com Securities Co. Ltd.	600	2,164
Kadokawa Dwango Corp.	2,000	19,958
Kagome Co. Ltd.	2,700	72,026
Kajima Corp.	25,000	321,913
Kakaku.com, Inc.	7,500	136,062
Kaken Pharmaceutical Co. Ltd.	1,556	78,052
Kameda Seika Co. Ltd.	1,400	66,380
Kamigumi Co. Ltd.	5,500	113,768
Kanamoto Co. Ltd.	1,400	46,776
Kandenko Co. Ltd.	7,800	79,635
Kaneka Corp.	2,600	108,761
Kanematsu Corp.	3,200	41,150
Kansai Electric Power Co., Inc.	36,399	557,105
Kansai Mirai Financial Group, Inc. (a)	6,700	52,135
Kansai Paint Co. Ltd.	12,939	191,617
Kanto Denka Kogyo Co. Ltd.	1,000	9,102
Kao Corp.	26,091	1,735,631
Kato Sangyo	1,100	33,877
Kawasaki Heavy Industries Ltd.	6,300	149,300
Kawasaki Kisen Kaisha Ltd. (a)	6,100	81,286
KDDI Corp.	90,637	2,193,402
Keihan Electric Railway Co., Ltd.	6,700	254,141
Keihin Corp.	1,600	31,607
Keihin Electric Express Railway Co. Ltd.	13,439	199,021
Keio Corp.	5,103	277,165
Keisei Electric Railway Co.	5,506	169,684
Kenedix Office Investment Corp.	26	161,067
Kenedix Residential Investment Corp.	49	74,867
Kenedix Retail REIT Corp.	12	25,524
Kenedix, Inc.	26,000	135,259
Kewpie Corp.	6,700	154,563
Keyence Corp.	5,075	2,487,238
KH Neochem Co. Ltd.	800	22,688
Kikkoman Corp.	7,000	383,511
Kinden Corp.	4,392	70,453
Kintetsu Group Holdings Co. Ltd.	8,653	332,056
Kintetsu World Express, Inc.	2,600	40,393
Kirin Holdings Co. Ltd.	41,770	996,738
Kisoji Co. Ltd.	300	6,905
Kissei Pharmaceutical Co. Ltd.	1,400	40,386
Kitz Corp.	1,400	11,154
Koa Corp.	1,100	15,169
Kobayashi Pharmaceutical Co. Ltd.	3,300	216,422
Kobe Bussan Co. Ltd.	600	15,251
Kobe Steel Ltd.	22,700	182,515
Kohnan Shoji Co. Ltd.	1,400	35,101
Koito Manufacturing Co. Ltd.	5,100	243,169
Kokuyo Co. Ltd.	4,600	72,729
Komatsu Ltd.	47,011	1,224,282
KOMEDA Holdings Co. Ltd.	1,900	37,399
KOMERI Co. Ltd.	600	15,559
Komori Corp.	3,300	35,827
Konami Holdings Corp.	4,300	164,046
Konica Minolta, Inc.	19,800	195,988
Konoike Transport Co. Ltd.	500	7,577
Kose Corp.	1,800	269,119
Koshidaka Holdings Co. Ltd.	2,800	32,582
Kotobuki Spirits Co. Ltd.	600	22,972
Kubota Corp.	50,810	802,127
Kumagai Gumi Co. Ltd.	1,000	26,109
Kumiai Chemical Industry Co. Ltd.	3,500	21,775
Kura Corp. Ltd.	700	40,573
Kurabo Industries Ltd.	300	7,240
Kuraray Co. Ltd.	14,352	197,132
Kureha Chemical Industry Co. Ltd.	1,500	96,646
Kurita Water Industries Ltd.	5,800	143,053
Kusuri No Aoki Holdings Co. Ltd.	1,100	78,965
Kyb Corp.	1,400	33,587
Kyocera Corp.	16,337	884,206
Kyoei Steel Ltd.	100	1,815
Kyokuto Kaihatsu Kogyo Co. Ltd.	500	7,148
Kyorin Holdings, Inc.	11,000	240,502
Kyoritsu Maintenance Co. Ltd.	3,100	137,643
Kyowa Exeo Corp.	4,900	132,016
Kyowa Hakko Kirin Co., Ltd.	17,700	342,793
Kyudenko Corp.	3,200	116,701
Kyushu Electric Power Co., Inc.	19,478	226,828
Kyushu Financial Group, Inc.	14,785	65,385
Kyushu Railway Co.	9,100	279,045
LaSalle Logiport REIT	63	58,011
Lasertec Corp.	2,700	77,529
Lawson, Inc.	2,700	170,851
Leopalace21 Corp.	10,000	41,742
LIFE Corp.	100	2,475
LIFULL Co. Ltd.	2,300	15,573
LINE Corp. (a)	3,800	121,151
Lintec Corp.	4,500	106,563
Lion Corp.	13,036	244,927
LIXIL Group Corp.	12,895	203,422
M3, Inc.	21,790	351,081
Mabuchi Motor Co. Ltd.	2,500	89,068
Macnica Fuji Electronics Holdings, Inc.	3,700	53,515
Macromill, Inc.	2,100	41,689
Maeda Corp.	15,000	169,628
Maeda Road Construction Co. Ltd.	5,700	104,013
Makino Milling Machine Co. Ltd.	2,000	76,395
Makita Corp.	10,900	377,228
Mandom Corp.	5,200	144,707
Mani, Inc.	1,400	64,395
Marubeni Corp.	85,100	690,050
Marudai Food Co. Ltd.	200	3,254
Maruha Nichiro Corp.	1,400	50,683
Marui Group Co. Ltd.	8,502	183,063
Maruichi Steel Tube Ltd.	3,500	101,121
Marusan Securities Co. Ltd.	900	6,931
Maruwa Ceramic Co. Ltd.	500	28,227
Matsui Securities Co. Ltd.	13,900	141,667
Matsumotokiyoshi Holdings Co. Ltd.	4,300	155,103
Max Co. Ltd.	1,000	13,480
Maxell Holdings Ltd.	1,500	19,090
Mazda Motor Corp.	39,200	417,523
McDonald's Holdings Co. (Japan) Ltd.	3,028	133,373
MCJ Co. Ltd.	5,900	47,008
MCUBS MidCity Investment Corp.	161	123,566
Mebuki Financial Group, Inc.	44,268	135,352
Medipal Holdings Corp.	12,000	257,686
Megachips Corp.	600	11,528
Megmilk Snow Brand Co. Ltd.	1,800	42,147
Meidensha Corp.	3,400	48,061
Meiji Holdings Co. Ltd.	7,000	464,448
Meitec Corp.	2,700	113,183
Menicon Co. Ltd.	1,800	39,722
Micronics Japan Co. Ltd.	100	641
Milbon Co. Ltd.	2,300	82,554
Minebea Mitsumi, Inc.	23,095	353,308
Miraca Holdings, Inc.	2,047	49,889
Mirait Holdings Corp.	2,300	37,139
Miroku Jyoho Service Co., Ltd.	200	3,775
Misumi Group, Inc.	15,105	303,345
Mitsuba Corp.	500	3,948
Mitsubishi Chemical Holdings Corp.	72,157	562,492
Mitsubishi Corp.	69,051	1,943,462
Mitsubishi Electric Corp.	92,792	1,174,695
Mitsubishi Estate Co. Ltd.	62,371	996,801
Mitsubishi Gas Chemical Co., Inc.	11,045	186,082
Mitsubishi Heavy Industries Ltd.	15,266	538,153
Mitsubishi Logistics Corp.	7,100	162,771
Mitsubishi Materials Corp.	5,300	146,730
Mitsubishi Motors Corp. of Japan	41,034	257,746
Mitsubishi Pencil Co. Ltd.	2,600	45,348
Mitsubishi Shokuhin Co. Ltd.	100	2,576
Mitsubishi Tanabe Pharma Corp.	16,109	238,134
Mitsubishi UFJ Financial Group, Inc.	609,139	3,686,809
Mitsubishi UFJ Lease & Finance Co. Ltd.	31,400	161,682
Mitsuboshi Belting Ltd.	500	12,279
Mitsui & Associates Telepark Corp.	300	6,806
Mitsui & Co. Ltd.	83,782	1,399,881
Mitsui Chemicals, Inc.	8,500	190,605
Mitsui Engineering & Shipbuilding Co. (a)	7,000	117,545
Mitsui Fudosan Co. Ltd.	47,340	1,066,203
Mitsui Fudosan Logistics Park, Inc.	17	49,568
Mitsui High-Tec, Inc.	500	5,375
Mitsui Mining & Smelting Co. Ltd.	2,300	65,165
Mitsui OSK Lines Ltd.	7,300	177,423
Mitsui Sugar Co. Ltd.	700	18,859
Mitsui-Soko Co. Ltd. (a)	400	6,168
Miura Co. Ltd.	5,855	143,476
mixi, Inc.	1,500	32,782
Mizuho Financial Group, Inc.	1,214,884	2,086,398
Mizuno Corp.	200	4,678
Mochida Pharmaceutical Co. Ltd.	900	71,308
Modec, Inc.	300	9,040
Monex Group, Inc.	14,500	57,185
MonotaRO Co. Ltd.	6,200	136,874
Mori Hills REIT Investment Corp.	89	110,111
Mori Trust Hotel (REIT), Inc.	15	18,119
MORI TRUST Sogo (REIT), Inc.	64	90,752
Morinaga & Co. Ltd.	1,800	72,345
Morinaga Milk Industry Co. Ltd.	2,700	72,026
Morita Holdings Corp.	100	1,906
MOS Food Services, Inc.	400	10,600
MS&AD Insurance Group Holdings, Inc.	23,797	714,796
Murata Manufacturing Co. Ltd.	9,634	1,465,570
Musashi Seimitsu Industry Co. Ltd.	1,800	26,274
Nabtesco Corp.	4,900	108,044
Nachi-Fujikoshi Corp.	500	20,406
Nagaileben Co. Ltd.	1,400	31,441
Nagase & Co. Ltd.	6,300	99,049
Nagoya Railroad Co. Ltd.	7,516	181,580
Nakanishi, Inc.	3,900	91,352
Namura Shipbuilding Co. Ltd.	500	2,229
Nankai Electric Railway Co. Ltd.	8,500	207,990
NEC Corp.	12,000	344,463
NEC System Integration & Constuction Ltd.	100	2,182
Net One Systems Co. Ltd.	4,800	100,479
New Hampshire Foods Ltd.	8,113	279,784
Nexon Co. Ltd. (a)	24,700	281,510
NGK Insulators Ltd.	17,200	242,074
NGK Spark Plug Co. Ltd.	8,600	174,690
NHK Spring Co. Ltd.	8,487	72,960
Nichi-iko Pharmaceutical Co. Ltd.	500	6,829
Nichias Corp.	2,000	43,674
Nichicon Corp.	1,700	14,117
Nichiha Corp.	600	13,235
Nichirei Corp.	6,210	149,152
Nidec Corp.	11,745	1,508,265
Nifco, Inc.	3,200	72,914
Nihon Kohden Corp.	3,400	101,547
Nihon M&A Center, Inc.	8,300	199,124
Nihon Parkerizing Co. Ltd.	5,100	61,606
Nihon Unisys Ltd.	4,200	92,051
Nikkiso Co. Ltd.	2,200	25,561
Nikkon Holdings Co. Ltd.	3,200	77,423
Nikon Corp.	15,700	273,693
Nintendo Co. Ltd.	5,888	1,838,251
Nippo Corp.	3,400	55,986
Nippon Accommodations Fund, Inc.	18	82,474
Nippon Building Fund, Inc.	68	388,709
Nippon Chemi-con Corp.	500	11,344
Nippon Densetsu Kogyo Co. Ltd.	600	12,166
Nippon Electric Glass Co. Ltd.	4,300	108,341
Nippon Express Co. Ltd.	4,266	269,221
Nippon Flour Mills Co. Ltd.	500	8,273
Nippon Gas Co. Ltd.	1,600	48,425
Nippon Kayaku Co. Ltd.	16,300	193,989
Nippon Light Metal Holding Co. Ltd.	30,000	63,258
Nippon Paint Holdings Co. Ltd.	7,997	250,537
Nippon Paper Industries Co. Ltd.	3,645	66,040
Nippon Prologis REIT, Inc.	74	149,266
Nippon REIT Investment Corp.	12	39,030
Nippon Seiki Co. Ltd.	2,800	49,233
Nippon Sheet Glass Co. Ltd.	9,500	80,373
Nippon Shinyaku Co. Ltd.	2,500	144,237
Nippon Shokubai Co. Ltd.	2,300	148,394
Nippon Signal Co. Ltd.	200	1,831
Nippon Soda Co. Ltd.	2,400	62,619
Nippon Steel & Sumikin Bussan Corp.	1,200	52,431
Nippon Steel & Sumitomo Metal Corp.	39,395	726,687
Nippon Suisan Kaisha Co. Ltd.	24,800	158,414
Nippon Telegraph & Telephone Corp.	35,332	1,457,043
Nippon Yusen KK	6,900	111,269
Nipro Corp.	10,138	129,201
Nishi-Nippon Financial Holdings, Inc.	8,300	79,149
Nishi-Nippon Railroad Co. Ltd.	3,400	84,100
Nishimatsu Construction Co. Ltd.	6,100	142,019
Nishimatsuya Chain Co. Ltd.	1,000	8,916
Nishio Rent All Co. Ltd.	1,200	38,605
Nissan Chemical Corp.	7,700	363,065
Nissan Motor Co. Ltd.	113,148	1,029,394
Nissan Shatai Co. Ltd.	2,300	18,570
Nissha Co. Ltd.	1,900	30,950
Nisshin Oillio Group Ltd.	800	24,000
Nisshin Seifun Group, Inc.	15,000	298,470
Nisshin Steel Co. Ltd.	2,800	36,547
Nisshinbo Holdings, Inc.	4,100	45,135
Nissin Electric Co. Ltd.	400	3,272
Nissin Food Holdings Co. Ltd.	2,900	187,362
Nissin Kogyo Co. Ltd.	2,000	29,122
Nitori Holdings Co. Ltd.	4,400	574,591
Nitta Corp.	4,500	163,713
Nitto Boseki Co. Ltd.	1,200	23,801
Nitto Denko Corp.	9,142	571,147
Nitto Kogyo Corp.	500	8,694
NKSJ Holdings, Inc.	16,819	693,709
Noevir Holdings Co. Ltd.	600	25,577
NOF Corp.	3,400	96,575
Nojima Co. Ltd.	1,100	25,980
NOK Corp.	3,200	46,057
NOMURA Co. Ltd.	2,400	54,558
Nomura Holdings, Inc.	174,354	837,241
Nomura Real Estate Holdings, Inc.	4,900	92,020
Nomura Real Estate Master Fund, Inc.	189	245,054
Nomura Research Institute Ltd.	5,270	233,527
Noritz Corp.	1,500	21,788
North Pacific Bank Ltd.	23,400	70,303
NS Solutions Corp.	3,200	95,715
NSD Co. Ltd.	1,200	25,460
NSK Ltd.	19,800	195,623
NTN Corp.	13,000	47,549
NTT Data Corp.	32,500	417,251
NTT DOCOMO, Inc.	64,130	1,590,350
NTT Urban Development Co.	2,500	37,200
Obara Group, Inc.	800	31,515
Obayashi Corp.	38,200	337,238
OBIC Business Consultants Ltd.	300	23,929
OBIC Co. Ltd.	3,341	304,387
Odakyu Electric Railway Co. Ltd.	15,600	329,795
Ogaki Kyoritsu Bank Ltd.	800	17,760
Ohsho Food Service Corp.	1,600	110,320
Oiles Corp.	100	1,839
Oji Holdings Corp.	50,000	355,056
Okamoto Industries, Inc.	200	9,004
Okamura Corp.	3,200	43,561
Okasan Securities Group, Inc.	13,034	62,493
Oki Electric Industry Co. Ltd.	2,800	38,325
Okuma Corp.	1,000	49,931
Okumura Corp.	1,000	31,506
Olympus Corp.	14,700	489,977
OMRON Corp.	10,300	418,080
Ono Pharmaceutical Co. Ltd.	20,080	457,710
Onward Holdings Co. Ltd.	6,000	36,159
Open House Co. Ltd.	1,500	58,958
Optex Group Co. Ltd.	2,400	43,795
Oracle Corp. Japan	2,300	156,140
Orient Corp.	7,300	11,451
Oriental Land Co. Ltd.	10,434	981,583
ORIX Corp.	68,820	1,122,857
ORIX JREIT, Inc.	117	178,971
Osaka Gas Co. Ltd.	18,800	343,777
OSG Corp.	7,800	161,344
Otsuka Corp.	5,500	182,789
Otsuka Holdings Co. Ltd.	20,418	976,552
Outsourcing, Inc.	3,300	41,822
Pacific Industrial Co. Ltd.	7,600	111,203
Pacific Metals Co. Ltd.	1,400	39,282
PALTAC Corp.	2,000	102,096
Panasonic Corp.	114,189	1,225,414
Paramount Bed Holdings Co. Ltd.	1,000	42,141
Park24 Co. Ltd.	4,840	127,440
Penta-Ocean Construction Co. Ltd.	10,400	62,307
Pepper Food Service Co. Ltd.	700	19,759
PeptiDream, Inc. (a)	5,700	187,163
Pigeon Corp.	6,300	267,444
Pilot Corp.	1,600	88,483
Piolax, Inc.	2,600	56,731
Pioneer Corp. (a)	5,000	4,477
Plenus Co. Ltd.	100	1,600
Pola Orbis Holdings, Inc.	4,189	112,118
Premier Investment Corp.	98	101,357
Press Kogyo Co. Ltd.	8,100	37,042
Pressance Corp.	200	2,276
Prestige International, Inc.	800	9,104
Prima Meat Packers Ltd.	1,000	18,868
Raito Kogyo Co. Ltd.	4,000	54,061
Rakuten, Inc.	47,995	324,638
Recruit Holdings Co. Ltd.	57,454	1,542,042
Relia, Inc.	200	2,214
Relo Group, Inc.	7,300	172,480
Renesas Electronics Corp. (a)	49,955	264,750
Rengo Co. Ltd.	12,600	109,769
Resona Holdings, Inc.	113,000	594,384
Resorttrust, Inc.	2,800	43,104
Ricoh Co. Ltd.	39,900	398,293
Ricoh Leasing Co. Ltd.	300	9,851
Ringer Hut Co. Ltd.	100	2,006
Rinnai Corp.	1,861	135,573
Riso Kagaku Corp.	100	2,114
ROHM Co. Ltd.	5,300	372,952
Rohto Pharmaceutical Co. Ltd.	4,600	145,948
Round One Corp.	2,100	24,865
Royal Holdings Co. Ltd.	100	2,475
Ryobi Ltd.	1,500	43,803
Ryohin Keikaku Co. Ltd.	1,283	338,957
Ryosan Co. Ltd.	4,000	115,390
Saizeriya Co. Ltd.	1,600	30,317
Sakai Moving Service Co. Ltd.	400	20,667
Sakata INX Corp.	1,600	15,896
Sakata Seed Corp.	700	22,147
San-A Co. Ltd.	1,000	42,230
San-Ai Oil Co. Ltd.	2,200	23,767
SanBio Co. Ltd. (a)	2,400	78,274
Sanden Holdings Corp. (a)	200	2,182
Sangetsu Corp.	1,000	19,232
Sanken Electric Co. Ltd.	1,800	39,913
Sanki Engineering Co. Ltd.	2,100	20,547
Sankyo Co. Ltd. (Gunma)	3,100	118,274
Sankyo Tateyama, Inc.	400	4,499
Sankyu, Inc.	2,500	118,314
Sanrio Co. Ltd.	6,500	130,536
Santen Pharmaceutical Co. Ltd.	21,660	321,536
Sanwa Holdings Corp.	19,000	223,113
Sanyo Chemical Industries Ltd.	1,600	73,452
Sanyo Special Steel Co. Ltd.	1,200	27,598
Sapporo Breweries Ltd.	3,800	70,492
Sato Holding Corp.	1,700	50,321
Sawai Pharmaceutical Co. Ltd.	2,700	137,112
SBI Holdings, Inc. Japan	11,800	309,654
Screen Holdings Co. Ltd.	3,200	173,960
SCSK Corp.	3,500	148,425
Secom Co. Ltd.	10,533	862,353
Sega Sammy Holdings, Inc.	8,019	103,262
Seibu Holdings, Inc.	11,200	203,185
Seikagaku Corp.	2,200	32,619
Seiko Epson Corp.	19,673	316,957
Seiko Holdings Corp.	3,200	76,799
Seino Holdings Co. Ltd.	7,000	97,027
Seiren Co. Ltd.	4,100	58,465
Sekisui Chemical Co. Ltd.	18,400	289,123
Sekisui House (REIT), Inc.	136	84,974
Sekisui House Ltd.	30,880	453,227
Sekisui Jushi Corp.	3,100	56,239
SENKO Co. Ltd.	3,300	25,590
Senshu Ikeda Holdings, Inc.	17,690	54,402
Septeni Holdings Co. Ltd.	1,000	1,702
Seria Co. Ltd.	2,000	67,444
Seven & i Holdings Co. Ltd.	38,429	1,663,976
Seven Bank Ltd.	57,200	178,948
SG Holdings Co. Ltd.	5,300	133,586
Sharp Corp.	9,200	141,137
Shibuya Corp.	200	6,718
Shiga Bank Ltd.	1,000	23,291
Shikoku Electric Power Co., Inc.	8,900	112,004
Shima Seiki Manufacturing Ltd.	1,200	32,437
Shimachu Co. Ltd.	2,900	75,999
Shimadzu Corp.	13,000	328,701
Shimamura Co. Ltd.	1,200	100,926
SHIMANO, Inc.	3,765	515,191
SHIMIZU Corp.	30,500	247,579
Shin-Etsu Chemical Co. Ltd.	19,035	1,590,575
Shinko Electric Industries Co. Ltd.	1,800	12,523
Shinmaywa Industries Ltd.	9,500	116,861
Shinsei Bank Ltd.	10,100	153,853
Shionogi & Co. Ltd.	16,400	1,048,677
Ship Healthcare Holdings, Inc.	2,800	101,369
Shiseido Co. Ltd.	19,355	1,221,213
Shizuoka Bank Ltd.	20,100	175,855
Shizuoka Gas Co. Ltd.	3,800	32,869
SHO-BOND Holdings Co. Ltd.	1,600	114,007
Shochiku Co. Ltd.	800	78,061
Showa Corp.	3,200	44,327
Showa Denko K.K.	7,382	321,439
Showa Sangyo Co. Ltd.	200	5,006
Showa Shell Sekiyu K.K.	11,100	211,856
Siix Corp.	1,400	18,996
Sintokogio Ltd.	600	5,174
SKY Perfect JSAT Holdings, Inc.	3,000	13,321
Skylark Co. Ltd.	9,100	141,780
SMC Corp.	2,967	950,565
SMS Co., Ltd.	2,200	36,870
Sodick Co. Ltd.	600	4,520
SoftBank Corp.	43,001	3,403,048
Sohgo Security Services Co., Ltd.	3,100	138,193
Sojitz Corp.	49,100	165,121
Sony Corp.	65,605	3,550,330
Sony Financial Holdings, Inc.	8,200	189,170
Sosei Group Corp. (a)	3,712	28,851
Sotetsu Holdings, Inc.	5,500	168,410
Square Enix Holdings Co. Ltd.	5,300	189,999
St. Marc Holdings Co. Ltd.	100	2,377
Stanley Electric Co. Ltd.	6,339	187,920
Star Micronics Co. Ltd.	2,800	39,878
Starts Corp., Inc.	500	10,396
Subaru Corp.	31,425	847,680
Sugi Holdings Co. Ltd.	3,400	155,785
Sumco Corp.	15,800	213,253
Sumitomo Bakelite Co. Ltd.	2,400	86,888
Sumitomo Chemical Co. Ltd.	90,000	450,845
Sumitomo Corp.	57,200	867,534
Sumitomo Electric Industries Ltd.	37,400	510,046
Sumitomo Forestry Co. Ltd.	6,123	91,111
Sumitomo Heavy Industries Ltd.	5,347	168,167
Sumitomo Metal Mining Co. Ltd.	12,200	384,130
Sumitomo Mitsui Construction Co. Ltd.	19,960	125,419
Sumitomo Mitsui Financial Group, Inc.	69,133	2,691,700
Sumitomo Mitsui Trust Holdings, Inc.	16,800	667,523
Sumitomo Osaka Cement Co. Ltd.	1,403	52,126
Sumitomo Realty & Development Co. Ltd.	18,787	645,523
Sumitomo Riko Co. Ltd.	500	4,134
Sumitomo Rubber Industries Ltd.	17,100	246,267
Sumitomo Seika Chemicals Co. Ltd.	100	4,998
Sundrug Co. Ltd.	5,341	194,072
Suntory Beverage & Food Ltd.	7,700	314,251
Sushiro Global Holdings Ltd.	1,500	78,965
Suzuken Co. Ltd.	4,100	207,843
Suzuki Motor Corp.	18,240	909,569
Sysmex Corp.	8,500	596,925
SystemPro Co. Ltd.	3,600	43,487
T&D Holdings, Inc.	28,400	453,994
Tachi-S Co. Ltd.	1,100	15,520
Tadano Ltd.	3,500	37,781
Taiheiyo Cement Corp.	8,891	261,633
Taikisha Ltd.	1,100	31,099
Taisei Corp.	11,700	500,391
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	213,409
Taiyo Holdings Co. Ltd.	500	17,880
Taiyo Nippon Sanso Corp.	8,400	135,267
Taiyo Yuden Co. Ltd.	7,300	147,002
Takara Bio, Inc.	3,100	73,163
Takara Holdings, Inc.	10,869	152,477
Takara Leben Co. Ltd.	300	864
Takara Standard Co. Ltd.	1,200	18,569
Takasago International Corp.	100	3,186
Takasago Thermal Engineering Co. Ltd.	500	8,552
Takashimaya Co. Ltd.	7,000	110,164
Takeda Pharmaceutical Co. Ltd.	37,421	1,551,458
Takeuchi Manufacturing Co. Ltd.	1,300	26,925
Takuma Co. Ltd.	3,000	38,126
Tamron Co. Ltd.	300	5,360
TDK Corp.	6,481	558,857
TechnoPro Holdings, Inc.	1,800	94,120
TECMO KOEI HOLDINGS CO., LTD.	5,160	81,812
Teijin Ltd.	13,000	225,377
Tekken Corp.	100	2,499
Temp Holdings Co., Ltd.	8,200	156,101
Terumo Corp.	15,900	858,313
The Aichi Bank Ltd.	100	3,824
The Aomori Bank Ltd.	1,000	27,296
The Awa Bank Ltd.	2,400	65,405
The Bank of Iwate Ltd.	2,200	83,937
The Bank of Okinawa Ltd.	500	16,728
The Bank of Saga Ltd.	300	5,785
The Chugoku Bank Ltd.	10,700	96,536
The Chukyo Bank Ltd.	1,400	28,215
The Eighteenth Bank Ltd.	100	2,725
The Hachijuni Bank Ltd.	12,800	54,224
The Hokkoku Bank Ltd.	500	18,390
The Hyakugo Bank Ltd.	7,000	25,808
The Keiyo Bank Ltd.	3,000	21,935
The Kiyo Bank Ltd.	1,800	26,784
The Miyazaki Bank Ltd.	2,500	65,317
The Musashino Bank Ltd.	900	24,407
The Nanto Bank Ltd.	500	11,455
The Oita Bank Ltd.	1,000	33,234
The Okinawa Electric Power Co., Inc.	1,787	33,369
The Pack Corp.	300	8,601
The San-In Godo Bank Ltd.	4,500	34,218
The Shikoku Bank Ltd.	5,900	66,511
The Sumitomo Warehouse Co. Ltd.	500	5,880
The Suruga Bank Ltd.	7,900	37,317
The Tochigi Bank Ltd.	400	1,166
The Toho Bank Ltd.	9,000	31,985
The Towa Bank Ltd.	1,400	11,427
The Yamagata Bank Ltd.	200	4,059
The Yamanashi Chuo Bank Ltd.	3,400	48,694
THK Co. Ltd.	8,300	183,970
TKC Corp.	1,400	53,352
Toagosei Co. Ltd.	9,400	96,637
Tobu Railway Co. Ltd.	8,800	244,751
Toc Co. Ltd.	2,400	16,357
Tocalo Co. Ltd.	3,600	31,299
Toda Corp.	11,000	74,188
Toei Co. Ltd.	600	65,618
Toho Co. Ltd.	6,300	205,540
Toho Gas Co. Ltd.	3,500	120,973
Toho Holdings Co. Ltd.	1,200	31,543
Toho Zinc Co. Ltd.	1,000	31,961
Tohoku Electric Power Co., Inc.	23,100	292,345
Tokai Carbon Co. Ltd. (b)	10,500	164,397
TOKAI Holdings Corp.	3,000	25,072
Tokai Rika Co. Ltd.	2,100	38,376
Tokai Tokyo Financial Holdings	9,400	48,568
Token Corp.	200	12,939
Tokio Marine Holdings, Inc.	34,793	1,639,173
Tokushu Tokai Paper Co. Ltd.	400	15,438
Tokuyama Corp.	2,935	65,632
Tokyo Broadcasting System Holding	700	13,015
Tokyo Century Corp.	2,000	107,236
Tokyo Dome Corp.	9,900	87,140
Tokyo Electric Power Co., Inc. (a)	75,728	387,589
Tokyo Electron Ltd.	8,523	1,150,168
Tokyo Gas Co. Ltd.	21,535	529,608
Tokyo Ohka Kogyo Co. Ltd.	2,000	53,707
Tokyo Seimitsu Co. Ltd.	2,800	67,373
Tokyo Steel Manufacturing Co. Ltd.	4,700	37,030
Tokyo Tatemono Co. Ltd.	8,800	94,645
Tokyo TY Financial Group, Inc.	1,500	24,288
Tokyotokeiba Co. Ltd.	1,200	42,434
Tokyu Construction Co. Ltd.	2,500	22,644
Tokyu Corp.	24,000	396,491
Tokyu Fudosan Holdings Corp.	31,500	177,482
Tokyu REIT, Inc.	95	133,784
TOMONY Holdings, Inc.	3,900	15,173
Tomy Co. Ltd.	2,500	29,180
Topcon Corp.	3,760	54,716
Toppan Forms Co. Ltd.	300	2,733
Toppan Printing Co. Ltd.	18,000	254,474
Topre Corp.	2,700	56,233
Topy Industries Ltd.	100	2,694
Toray Industries, Inc.	78,200	554,696
TORIDOLL Holdings Corp.	800	13,549
Toshiba Corp. (a)	34,352	1,029,023
Toshiba Machine Co. Ltd.	1,000	18,983
Toshiba Plant Systems & Services Corp.	4,600	94,091
Toshiba Tec Corp.	2,800	83,627
Tosho Co. Ltd.	200	7,772
Tosoh Corp.	13,100	172,472
Totetsu Kogyo Co. Ltd.	400	9,880
Toto Ltd.	8,200	293,365
Towa Pharmaceutical Co. Ltd.	800	61,825
Toyo Engineering Corp. (a)	200	1,613
Toyo Ink South Carolina Holdings Co. Ltd.	2,949	68,710
Toyo Seikan Group Holdings Ltd.	8,400	171,375
Toyo Suisan Kaisha Ltd.	4,036	139,142
Toyo Tire & Rubber Co. Ltd.	7,200	120,601
Toyobo Co. Ltd.	3,200	45,483
Toyoda Gosei Co. Ltd.	3,600	77,689
Toyota Boshoku Corp.	3,100	51,843
Toyota Industries Corp.	7,600	373,820
Toyota Motor Corp.	117,292	6,871,079
Toyota Tsusho Corp.	11,649	420,396
TPR Co. Ltd.	1,200	29,257
Trancom Co. Ltd.	100	5,716
Trans Cosmos, Inc.	300	6,798
Trend Micro, Inc.	6,100	351,151
Trusco Nakayama Corp.	3,200	80,684
TS tech Co. Ltd.	1,600	46,085
TSI Holdings Co. Ltd.	5,300	36,121
Tsubaki Nakashima Co. Ltd.	3,400	62,676
Tsubakimoto Chain Co.	1,200	46,262
Tsugami Corp.	4,000	35,982
Tsukui Corp.	600	5,163
Tsumura & Co.	5,984	186,677
Tsuruha Holdings, Inc.	2,400	250,135
TV Asahi Corp.	100	1,867
Uacj Corp.	1,600	35,067
Ube Industries Ltd.	4,400	95,844
Ulvac, Inc.	1,959	63,978
Unicharm Corp.	21,900	596,241
Unipres Corp.	1,800	32,288
United Arrows Ltd.	400	15,066
United Super Markets Holdings, Inc.	2,500	27,429
United Technology Holdings Co. Ltd. (a)	1,500	45,132
United Urban Investment Corp.	139	211,761
Unitika Ltd. (a)	300	1,530
Universal Entertainment Corp. (a)	1,000	30,310
Unizo Holdings Co. Ltd.	3,800	71,565
Ushio, Inc.	3,100	37,557
USS Co. Ltd.	8,500	153,450
V Technology Co. Ltd.	200	25,843
Valor Holdings Co. Ltd.	3,500	75,220
Vector, Inc.	900	15,426
VT Holdings Co. Ltd.	400	1,666
W-Scope Corp.	800	7,948
Wacoal Holdings Corp.	2,000	55,125
Wacom Co. Ltd.	4,200	19,616
Welcia Holdings Co. Ltd.	2,700	137,830
West Japan Railway Co.	8,356	562,005
Xebio Holdings Co. Ltd.	500	6,939
YA-MAN Ltd.	1,600	25,822
Yahoo! Japan Corp.	148,765	464,117
Yakult Honsha Co. Ltd.	5,800	411,734
YAMABIKO Corp. (a)	200	2,155
Yamada Denki Co. Ltd.	27,810	131,120
Yamaguchi Financial Group, Inc.	10,000	105,730
Yamaha Corp.	6,700	294,427
Yamaha Motor Co. Ltd.	16,507	390,388
Yamato Holdings Co. Ltd.	16,000	437,415
Yamato Kogyo Co. Ltd.	2,800	73,701
Yamazaki Baking Co. Ltd.	7,300	131,722
Yamazen Co. Ltd.	300	3,289
Yaoko Co. Ltd.	400	21,837
Yaskawa Electric Corp.	13,600	393,090
Yodogawa Steel Works Ltd.	900	19,590
Yokogawa Bridge Holdings Corp.	2,300	37,343
Yokogawa Electric Corp.	14,412	282,966
Yokohama Reito Co. Ltd.	800	6,353
Yokohama Rubber Co. Ltd.	6,300	122,040
Yondoshi Holdings, Inc.	1,600	34,004
YONEX Co. Ltd.	4,400	25,425
Yoshinoya Holdings Co. Ltd.	2,300	37,791
Yuasa Trading Co. Ltd.	400	13,134
Zenkoku Hosho Co. Ltd.	2,500	90,619
Zenrin Co. Ltd.	1,050	26,121
Zensho Holdings Co. Ltd.	5,700	110,530
Zeon Corp.	6,000	58,120
ZERIA Pharmaceutical Co. Ltd.	2,300	43,030
Zojirushi Thermos	3,600	39,243
Zozo, Inc.	9,900	238,562

TOTAL JAPAN		205,101,457

Korea (South) - 3.0%
Advanced Process Systems Corp. (a)	72	1,596
AhnLab, Inc.	84	2,989
AMOREPACIFIC Corp.	1,894	253,972
AMOREPACIFIC Group, Inc.	1,471	80,061
Asiana Airlines, Inc. (a)	10,253	32,799
BGF Retail Co. Ltd.	506	74,725
BGFretail Co. Ltd.	304	1,982
BS Financial Group, Inc.	16,547	110,072
Bukwang Pharmaceutical Co. Ltd.	1,599	31,251
Celltrion Healthcare Co. Ltd.	1,933	107,916
Celltrion Pharm, Inc.	791	37,089
Celltrion, Inc. (a)	4,197	800,042
Cheil Industries, Inc.	4,310	409,847
Cheil Worldwide, Inc.	1,563	31,096
Chong Kun Dang Pharmaceutical Corp.	163	12,386
CJ CGV Co. Ltd.	1,440	50,924
CJ CheilJedang Corp.	476	135,166
CJ Corp.	834	79,672
CJ O Shopping Co. Ltd.	753	149,148
Com2uS Corp.	659	73,986
Cosmax, Inc.	1,075	108,348
Coway Co. Ltd.	3,341	205,848
Daelim Industrial Co.	2,309	153,798
Daesang Corp.	710	14,032
Daewoo Engineering & Construction Co. Ltd. (a)	8,142	32,290
Daewoong Pharmaceutical Co. Ltd.	322	39,791
Daou Technology, Inc.	1,864	32,673
Db Insurance Co. Ltd.	3,818	240,256
DGB Financial Group Co. Ltd.	9,863	81,255
DIO Corp. (a)	21	479
Dong Suh Companies, Inc.	448	7,323
Dong-A Socio Holdings Co. Ltd.	6	467
Dongbu HiTek Co. Ltd.	1,070	10,644
Dongkuk Steel Mill Co. Ltd.	3,645	22,586
Dongwon Industries Co.	9	1,905
Doosan Bobcat, Inc.	4,021	124,048
Doosan Heavy Industries & Construction Co. Ltd. (a)	4,885	46,881
Doosan Infracore Co. Ltd. (a)	8,372	56,498
DOUBLEUGAMES Co. Ltd.	331	18,914
DuzonBizon Co. Ltd.	1,292	49,087
E-Mart Co. Ltd.	1,185	212,386
Ecopro Co. Ltd. (a)	1,658	57,325
EO Technics Co. Ltd.	146	6,251
Fila Korea Ltd.	2,675	98,583
Foosung Co. Ltd. (a)	328	2,510
G-treeBNT Co. Ltd. (a)	987	19,160
GemVax & Kael Co. Ltd. (a)	176	1,913
Genexine Co. Ltd. (a)	932	60,690
Grand Korea Leisure Co. Ltd.	2,509	48,927
Green Cross Corp.	278	29,116
Green Cross Holdings Corp.	5,749	104,550
GS Engineering & Construction Corp.	3,398	124,335
GS Holdings Corp.	1,825	77,575
GS Retail Co. Ltd.	2,417	76,048
Halla Holdings Corp.	157	5,628
Hana Financial Group, Inc.	16,627	558,119
Hana Tour Service, Inc.	861	44,823
HanAll BioPharma Co. Ltd. (a)	1,336	27,750
Handsome Co. Ltd.	125	3,988
Hanjin Kal Corp.	2,719	45,992
Hankook Tire Co. Ltd.	3,713	134,722
Hankook Tire Worldwide Co. Ltd.	144	2,133
Hanmi Pharm Co. Ltd.	305	104,117
Hanmi Science Co. Ltd.	660	38,582
Hanon Systems	10,202	97,907
Hansae Co. Ltd.	90	1,463
Hansol Chemical Co. Ltd.	46	3,193
Hanssem Co. Ltd.	376	16,098
Hanwha Aerospace Co. Ltd. (a)	1,726	43,037
Hanwha Chemical Corp.	6,545	92,640
Hanwha Corp.	1,560	38,419
Hanwha Life Insurance Co. Ltd.	12,105	47,582
HDC Hyundai Development Co. (a)	2,195	84,645
Hite Jinro Co. Ltd.	2,113	29,167
HLB, Inc. (a)	1,630	123,714
Homecast Co. Ltd.(a)	104	513
Hotel Shilla Co.	1,390	86,860
Huchems Fine Chemical Corp.	136	2,598
HUGEL, Inc. (a)	80	19,239
Hyosung Advanced Materials Co. (a)	92	8,426
Hyosung Chemical Co. Ltd. (a)	66	7,520
Hyosung Corp.	286	12,859
Hyosung Heavy Industries Co. Ltd. (a)	193	7,164
Hyosung TNC Co. Ltd. (a)	89	13,611
Hyundai Construction Equipment Co. Ltd.	174	11,346
Hyundai Department Store Co. Ltd.	1,315	99,922
Hyundai Electric & Energy System Co. Ltd.	54	2,229
Hyundai Elevator Co. Ltd.	1,002	69,991
Hyundai Engineering & Construction Co. Ltd.	4,345	174,219
Hyundai Fire & Marine Insurance Co. Ltd.	5,538	202,882
Hyundai Glovis Co. Ltd.	1,172	117,097
Hyundai Greenfood Co. Ltd.	1,111	12,025
Hyundai Heavy Industries Co. Ltd. (a)	2,232	243,544
Hyundai Home Shopping Network Corp.	100	8,554
Hyundai Industrial Development & Construction Co.	972	14,312
Hyundai Merchant Marine Co. Ltd. (a)	17,796	58,956
Hyundai Mipo Dockyard Co. Ltd. (a)	510	42,016
Hyundai Mobis	3,745	623,620
Hyundai Motor Co.	7,997	746,433
Hyundai Robotics Co. Ltd. (a)	680	212,463
Hyundai Rotem Co. Ltd. (a)	1,945	37,246
Hyundai Steel Co.	4,123	150,864
Hyundai Wia Corp.	1,099	28,510
Iljin Materials Co. Ltd.	2,130	84,845
Illinois-Yang Pharmaceutical Co. Ltd. (a)	24	538
Industrial Bank of Korea	11,646	151,572
ING Life Insurance Korea Ltd. (c)	2,082	55,928
INNOCEAN Worldwide, Inc.	16	813
iNtRON Biotechnology, Inc. (a)	998	30,876
IS Dongseo Co. Ltd.	24	651
JB Financial Group Co. Ltd.	11,115	53,481
Jeil Pharmaceutical Co. Ltd.	60	2,209
Jenax, Inc. (a)	1,126	19,244
JW Holdings Corp.	118	605
JW Pharmaceutical Corp.	102	2,963
Kakao Corp.	3,400	272,954
Kangwon Land, Inc.	8,707	219,010
KB Financial Group, Inc.	19,878	826,752
KC Tech Co. Ltd.	313	3,141
KC Tech Co. Ltd.	264	3,760
KCC Corp.	369	79,880
KEPCO Plant Service & Engineering Co. Ltd.	1,160	27,958
Kia Motors Corp.	15,263	379,903
Kiwoom Securities Co. Ltd.	1,279	84,631
Koh Young Technology, Inc.	946	74,785
Kolmar Korea Co. Ltd.	356	16,911
Kolon Industries, Inc.	569	25,034
Kolon Life Science, Inc.	175	9,448
Komipharm International Co. Ltd. (a)	2,473	46,166
Korea Aerospace Industries Ltd. (a)	4,911	124,604
Korea Electric Power Corp.	14,139	337,301
Korea Electric Terminal Co. Ltd.	40	1,311
Korea Express Co. Ltd. (a)	585	81,264
Korea Gas Corp. (a)	1,263	57,671
Korea Investment Holdings Co. Ltd.	3,294	171,196
Korea Petro Chemical Industries Co. Ltd.	202	27,618
Korea Real Estate Investment Trust Co.	960	1,973
Korea Zinc Co. Ltd.	409	135,855
Korean Air Lines Co. Ltd.	2,873	69,118
Korean Reinsurance Co.	3,067	26,047
KT Corp.	90	2,262
KT Corp. sponsored ADR	640	8,858
KT Skylife Co. Ltd.	136	1,478
KT&G Corp.	6,242	555,270
Kumho Petro Chemical Co. Ltd.	922	69,574
Kumho Tire Co., Inc. (a)	6,369	28,021
LG Chemical Ltd.	2,358	717,113
LG Corp.	6,205	360,553
LG Display Co. Ltd.	14,478	210,987
LG Electronics, Inc.	6,186	343,185
LG Fashion Corp.	1,267	24,318
LG Hausys Ltd.	145	6,100
LG Home Shopping, Inc.	38	6,454
LG Household & Health Care Ltd.	491	449,259
LG Innotek Co. Ltd.	911	99,004
LG International Corp.	1,950	26,746
LG Telecom Ltd.	14,817	209,724
Lotte Chemical Corp.	963	221,549
Lotte Confectionery Co. Ltd. (a)	2,279	94,975
Lotte Fine Chemical Co. Ltd.	1,033	36,893
LOTTE Hi-Mart Co. Ltd.	97	4,769
Lotte Samkang Co. Ltd.	1	575
Lotte Shopping Co. Ltd.	562	95,309
LS Cable Ltd.	839	37,134
LS Industrial Systems Ltd.	1,241	53,458
Mando Corp.	1,635	43,777
Medipost Co. Ltd. (a)	320	21,932
Medy-Tox, Inc.	323	132,031
Meritz Financial Holdings Co.	497	4,508
Meritz Fire & Marine Insurance Co. Ltd.	1,224	19,524
Meritz Securities Co. Ltd.	39,576	137,701
Mirae Asset Daewoo Co. Ltd.	17,391	98,005
Mirae Asset Life Insurance Co. Ltd.	883	3,525
NAVER Corp.	7,035	705,966
NCSOFT Corp.	1,066	401,268
Netmarble Corp. (c)	1,103	108,270
Nexen Corp.	3,437	15,573
Nexen Tire Corp.	309	2,213
NHN Entertainment Corp. (a)	450	18,083
Nong Shim Co. Ltd.	55	10,508
Oci Co. Ltd.	881	65,785
Orion Corp./Republic of Korea	1,325	110,436
Orion Holdings Corp.	184	2,524
Osstem Implant Co. Ltd. (a)	126	4,715
Ottogi Corp.	19	10,974
Paradise Co. Ltd.	2,531	39,706
Partron Co. Ltd.	892	6,794
Pearl Abyss Corp. (a)	493	88,835
Pharmicell Co. Ltd. (a)	3,798	40,110
Poongsan Corp.	1,184	25,060
POSCO	4,022	919,438
POSCO Chemtech Co. Ltd.	1,079	61,563
Posco Daewoo Corp.	1,030	16,068
S&T Motiv Co. Ltd.	21	484
S-Oil Corp.	2,906	315,814
S.M. Entertainment Co. Ltd. (a)	1,057	40,668
S1 Corp.	2,158	182,513
Samlip General Food Co. Ltd.	19	2,090
Samsung Biologics Co. Ltd. (a)(c)	866	294,106
Samsung Card Co. Ltd.	5,794	170,875
Samsung Electro-Mechanics Co. Ltd.	3,090	319,562
Samsung Electronics Co. Ltd.	251,216	9,335,283
Samsung Engineering Co. Ltd. (a)	8,488	135,763
Samsung Fire & Marine Insurance Co. Ltd.	1,768	431,541
Samsung Heavy Industries Co. Ltd. (a)	32,488	198,174
Samsung Life Insurance Co. Ltd.	4,218	340,102
Samsung SDI Co. Ltd.	2,998	618,781
Samsung SDS Co. Ltd.	1,972	332,699
Samsung Securities Co. Ltd.	3,201	75,045
Samyang Holdings Corp.	20	1,513
Sebang Global Battery Co. Ltd.	44	1,354
Seegene, Inc. (a)	124	2,000
Seoul Semiconductor Co. Ltd.	3,465	62,103
SFA Engineering Corp.	764	26,047
Shinhan Financial Group Co. Ltd.	23,852	887,259
Shinsegae Co. Ltd.	400	90,622
SillaJen, Inc. (a)	3,581	216,241
SK C&C Co. Ltd.	2,039	467,308
SK Chemicals Co. Ltd.	563	13,347
SK Chemicals Co. Ltd./New (a)	604	31,973
SK Energy Co. Ltd.	3,556	665,387
SK Gas Co. Ltd.	28	1,794
SK Hynix, Inc.	30,899	1,846,899
SK Materials Co., Ltd.	159	25,947
SK Networks Co. Ltd.	2,149	8,014
SK Securities Co. Ltd. (a)	9,793	6,351
SK Securities Co. Ltd. rights 12/4/18 (a)	2,605	402
SK Telecom Co. Ltd.	1,060	248,742
SKC Co. Ltd.	1,350	39,222
Soulbrain Co. Ltd.	328	15,121
Ssangyong Cement Industrial Co. Ltd.	10,220	42,949
STX Pan Ocean Co. Ltd. (Korea) (a)	27,089	113,247
Taekwang Industrial Co. Ltd.	2	2,587
Telcon Rf Pharmaceutical, Inc. (a)	2,567	22,723
Texcell-NetCom Co. Ltd. (a)	1,752	26,948
Tong Yang Life Insurance Co. Ltd.	381	1,887
Tongyang, Inc.	451	628
Toptec Co. Ltd.	877	10,184
Vieworks Co. Ltd.	36	1,019
ViroMed Co. Ltd. (a)	589	96,171
WONIK IPS Co. Ltd.	486	8,093
Woori Bank	30,751	424,477
Woori Investment & Securities Co. Ltd.	12,772	136,003
Youngone Corp.	1,963	61,505
Yuhan Corp.	1,103	161,922
YUNGJIN Pharmaceutical Co. Ltd. (a)	5,131	24,823

TOTAL KOREA (SOUTH)		38,074,737

Luxembourg - 0.3%
ADO Properties SA (c)	1,507	89,015
Aperam	3,000	102,278
ArcelorMittal SA (Netherlands)	35,438	884,660
B&M European Value Retail S.A.	60,824	324,042
Eurofins Scientific SA	619	312,976
Grand City Properties SA	5,522	133,721
Millicom International Cellular SA (depository receipt)	3,995	225,700
PLAY Communications SA (c)	7,880	33,885
Reinet Investments SCA	7,421	124,350
RTL Group SA	2,147	137,883
SAF-Holland SA	3,387	49,411
Senvion SA (a)	939	5,339
SES SA (France) (depositary receipt)	19,824	426,058
Solutions 30 SE (a)	1,361	59,272
Stabilus SA	1,795	120,462
Subsea 7 SA	11,436	144,412
Tenaris SA	23,162	340,960

TOTAL LUXEMBOURG		3,514,424

Malaysia - 0.6%
AEON Credit Service Bhd	450	1,624
AirAsia Group BHD	165,300	103,893
Alliance Bank Malaysia Bhd	40,000	37,854
AMMB Holdings Bhd	63,200	57,393
Astro Malaysia Holdings Bhd (c)	91,400	29,487
Axiata Group Bhd	119,556	97,428
Berjaya Sports Toto Bhd	6,300	3,162
British American Tobacco (Malaysia) Bhd	8,200	60,944
Bumi Armada Bhd (a)	81,700	7,907
Bumiputra-Commerce Holdings Bhd	268,936	367,622
Bursa Malaysia Bhd	25,200	44,083
Cahya Mata Sarawak Bhd	36,300	25,157
Carlsberg Brewery BHD	6,000	25,523
Dialog Group Bhd	202,700	164,214
DiGi.com Bhd	222,700	229,379
Felda Global Ventures Holdings Bhd (c)	123,800	41,420
Fraser & Neave Holdings BHD	13,500	108,723
Gamuda Bhd	118,200	67,511
Genting Bhd	140,700	246,801
Genting Malaysia Bhd	126,000	135,199
Genting Plantations Bhd	5,700	13,145
Hap Seng Consolidated Bhd	35,500	83,564
Hartalega Holdings Bhd	62,000	92,752
Hong Leong Bank Bhd	27,300	135,048
Hong Leong Credit Bhd	7,900	34,700
IGB (REIT)	92,500	37,137
IHH Healthcare Bhd (c)	182,100	217,589
IJM Corp. Bhd	125,600	48,925
Inari Amertron Bhd	162,950	76,325
IOI Corp. Bhd	78,900	84,849
IOI Properties Group Bhd	134,175	42,005
Kossan Rubber Industries Bhd	29,800	29,483
KPJ Healthcare Bhd	198,000	49,210
Kuala Lumpur Kepong Bhd	25,100	149,478
Lafarge Malaysia Bhd (a)	17,400	8,940
Mah Sing Group Bhd	78,600	18,032
Malayan Banking Bhd	193,859	439,652
Malaysia Airports Holdings Bhd	33,800	67,043
Malaysia Building Society Bhd	103,074	23,154
Maxis Bhd	138,200	172,729
MISC Bhd	76,900	112,102
My E.G.Services Bhd	142,050	40,736
Nestle (Malaysia) BHD	3,600	123,714
Osk Holdings Bhd	3,750	816
Petronas Chemicals Group Bhd	119,500	267,015
Petronas Dagangan Bhd	13,700	85,124
Petronas Gas Bhd	44,400	193,962
POS Malaysia & Services Holding BHD	43,900	31,054
PPB Group Bhd	20,040	80,265
Press Metal Bhd	60,000	69,399
Public Bank Bhd	151,500	890,644
QL Resources Bhd	17,550	29,568
RHB Capital Bhd	61,100	76,366
SapuraKencana Petroleum Bhd (a)	144,500	11,741
Serba Dinamik Holdings BHD	150,900	145,689
Sime Darby Bhd	77,089	40,530
Sime Darby Plantation Bhd	99,689	125,311
Sime Darby Property Bhd	222,889	51,934
SP Setia Bhd	73,395	36,833
Sunway (REIT)	92,800	37,479
Sunway Bhd	66,320	21,713
Telekom Malaysia Bhd	59,300	33,728
Tenaga Nasional Bhd	170,900	600,366
TIME dotCom Bhd	14,400	26,842
Top Glove Corp. Bhd	92,800	131,732
UEM Land Holdings Bhd	9,900	1,621
UMW Holdings Bhd	33,700	38,254
UMW Oil & Gas Corp. Bhd (a)	26,254	1,631
UOA Development Bhd	4,000	1,864
Westports Holdings Bhd	100,200	81,654
Yinson Holdings Bhd	23,500	24,991
YTL Corp. Bhd	207,534	52,572

TOTAL MALAYSIA		7,146,334

Malta - 0.0%
Brait SA (a)	18,088	45,353
Kindred Group PLC (depositary receipt)	14,486	154,530

TOTAL MALTA		199,883

Marshall Islands - 0.0%
Seaspan Corp. (b)	5,714	51,083
Mauritius - 0.0%
Golden Agri-Resources Ltd.	246,700	45,416
Mexico - 0.6%
Alfa SA de CV Series A	167,400	176,438
Alsea S.A.B. de CV	39,411	100,772
America Movil S.A.B. de CV Series L	1,712,696	1,240,262
Banco del Bajio SA (c)	54,900	107,918
Banco Santander Mexico SA	91,600	114,222
Bolsa Mexicana de Valores S.A.B. de CV	23,900	36,015
CEMEX S.A.B. de CV unit (a)	782,932	390,825
Coca-Cola FEMSA S.A.B. de CV Series L	26,400	150,577
Compartamos S.A.B. de CV	74,100	60,044
Concentradora Fibra Danhos SA de CV	1,300	1,712
Concentradora Fibra Hotelera Mexicana SA de CV (c)	47,600	22,847
Controladora Comercial Mexicana S.A.B de C.V. (a)	23,100	24,086
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	22,000	13,451
Corporacion Inmobiliaria Vesta S.A.B. de CV	32,100	39,190
Credito Real S.A.B. de CV	13,100	14,987
El Puerto de Liverpool S.A.B. de CV Class C	5,300	33,587
Embotelladoras Arca S.A.B. de CV	26,700	134,267
Fibra Uno Administracion SA de CV	170,935	183,698
Fomento Economico Mexicano S.A.B. de CV unit	96,791	822,854
Genomma Lab Internacional SA de CV (a)	58,600	37,647
Gruma S.A.B. de CV Series B	10,060	104,992
Grupo Aeromexico S.A.B. de CV (a)	17,486	19,291
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	18,596	153,843
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	9,415	156,493
Grupo Aeroportuario Norte S.A.B. de CV	15,800	82,674
Grupo Bimbo S.A.B. de CV Series A	101,877	190,832
Grupo Carso SA de CV Series A1	21,327	62,763
Grupo Cementos de Chihuahua S.A.B. de CV	14,100	75,986
Grupo Comercial Chedraui S.A.B. de CV	31,400	55,509
Grupo Financiero Banorte S.A.B. de CV Series O	132,219	727,446
Grupo Financiero Inbursa S.A.B. de CV Series O	127,600	165,395
Grupo Herdez S.A.B. de CV	18,800	34,929
Grupo Mexico SA de CV Series B	176,617	407,519
Grupo Televisa SA de CV	126,370	364,305
Hoteles City Express S.A.B. de CV (a)	29,900	32,927
Industrias Bachoco SA de CV Series B	17,700	64,924
Industrias CH SA de CV (a)	9,000	32,281
Industrias Penoles SA de CV	6,145	86,609
Infraestructura Energetica Nova S.A.B. de CV	28,933	113,420
Kimberly-Clark de Mexico SA de CV Series A	72,867	105,032
Macquarie Mexican (REIT) (c)	28,400	27,654
Mexichem S.A.B. de CV	46,328	122,381
Prologis Property Mexico SA	22,300	39,312
Promotora y Operadora de Infraestructura S.A.B. de CV	11,275	102,608
Qualitas Controladora S.A.B. de CV	2,300	4,634
Regional S.A.B. de CV	24,500	119,320
Telesites S.A.B. de C.V. (a)	40,900	25,229
Terrafina	48,800	59,339
Unifin Financiera SAPI de CV	2,000	3,780
Wal-Mart de Mexico SA de CV Series V	261,330	667,436

TOTAL MEXICO		7,914,262

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit (c)	185,000	175,989
HKT Trust/HKT Ltd. unit	189,000	260,292
Langham Hospitality Investment unit	24,000	8,539

TOTAL MULTI-NATIONAL		444,820

Netherlands - 2.7%
Aalberts Industries NV	5,133	188,661
ABN AMRO Group NV GDR	23,221	570,737
Accell Group NV	2,287	39,788
AEGON NV	94,736	582,439
AerCap Holdings NV (a)	5,982	299,579
Airbus Group NV	29,887	3,302,940
Akzo Nobel NV	12,630	1,062,603
AMG Advanced Metallurgical Group NV	1,527	73,126
Arcadis NV	4,170	56,442
ASM International NV (Netherlands)	4,075	175,345
ASML Holding NV (Netherlands)	21,293	3,667,594
ASR Nederland NV	8,314	378,181
Basic-Fit NV (a)(c)	1,253	36,119
BE Semiconductor Industries NV	3,432	73,586
BinckBank NV	316	1,532
Brack Capital Properties NV (a)	281	29,922
Brunel International NV	60	744
CNH Industrial NV	53,982	561,657
Constellium NV (a)	8,009	72,562
COSMO Pharmaceuticals NV (a)	427	53,759
CSM NV (exchangeable)	3,479	105,763
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	2,525	93,520
Euronext NV (c)	3,578	220,665
EXOR NV	5,352	303,340
Ferrari NV	6,208	727,759
Fiat Chrysler Automobiles NV	56,565	861,719
Flow Traders BV (c)	2,332	74,274
Fugro NV (Certificaten Van Aandelen) (a)	3,080	39,770
Gemalto NV (a)	3,203	182,700
Heineken Holding NV	6,383	553,072
Heineken NV (Bearer)	13,662	1,231,751
IMCD Group BV	4,126	280,165
ING Groep NV (Certificaten Van Aandelen)	204,821	2,423,236
Intertrust NV (c)	2,942	47,485
Interxion Holding N.V. (a)	4,428	260,676
Kendrion NV	921	27,905
Koninklijke Ahold Delhaize NV	66,076	1,514,033
Koninklijke BAM Groep NV	9,342	32,177
Koninklijke Boskalis Westminster NV	5,560	160,335
Koninklijke DSM NV	9,129	800,106
Koninklijke KPN NV	200,857	529,967
Koninklijke Philips Electronics NV	48,020	1,790,947
Koninklijke Volkerwessels NV	3,756	66,791
Koninklijke Wessanen NV	6,068	63,609
NN Group NV	15,411	663,300
NSI NV	162	6,395
NXP Semiconductors NV	18,102	1,357,469
OCI NV (a)	3,488	99,320
Pharming Group NV (a)	50,698	55,241
Philips Lighting NV (c)	7,383	182,299
PostNL NV	26,741	79,234
QIAGEN NV (Germany) (a)	12,427	451,399
Randstad NV	6,383	322,083
RHI Magnesita NV	1,481	71,707
SBM Offshore NV	9,799	169,590
Steinhoff International Holdings NV (South Africa) (a)	197,801	24,134
STMicroelectronics NV (France)	38,435	584,267
Takeaway.com Holding BV (a)(c)	929	54,716
TKH Group NV (depositary receipt)	1,651	83,514
TomTom Group BV (a)	7,482	62,677
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	7,136	1,295,478
Unilever NV (Certificaten Van Aandelen) (Bearer)	78,190	4,201,540
VastNed Retail NV	905	35,877
Vopak NV	3,241	146,837
Wereldhave NV	1,967	67,707
Wolters Kluwer NV	14,402	818,231
X5 Retail Group NV unit	5,955	139,126

TOTAL NETHERLANDS		34,591,222

New Zealand - 0.2%
Air New Zealand Ltd.	48,086	87,860
Argosy Property Ltd.	24,000	16,757
Auckland International Airport Ltd.	47,908	218,524
Chorus Ltd.	12,645	39,195
Contact Energy Ltd.	25,876	94,389
Fisher & Paykel Healthcare Corp.	31,228	277,139
Fletcher Building Ltd.	55,409	218,389
Freightways Ltd.	31,791	153,100
Genesis Energy Ltd.	25,704	39,249
Goodman Property Trust	98,744	96,653
Infratil Ltd.	17,752	39,618
Kiwi Property Group Ltd.	148,761	127,652
Mercury Nz Ltd.	30,569	67,823
Meridian Energy Ltd.	47,067	96,287
Metlifecare Ltd.	10,948	41,579
New Zealand Refining Co. Ltd.	2,258	3,463
Precinct Properties New Zealand Ltd.	32,328	29,745
Ryman Healthcare Group Ltd.	17,447	137,759
Sky Network Television Ltd.	8,011	11,710
SKYCITY Entertainment Group Ltd.	24,272	60,662
Spark New Zealand Ltd.	113,288	292,008
Summerset Group Holdings Ltd.	6,299	27,375
The a2 Milk Co. Ltd. (a)	35,572	241,874
Trade Maine Group Ltd.	13,543	42,862
Z Energy Ltd.	21,573	85,873

TOTAL NEW ZEALAND		2,547,545

Norway - 0.6%
Akastor ASA (a)	1,713	3,341
Aker ASA (A Shares)	736	55,965
Aker Bp ASA	6,284	207,235
Aker Solutions ASA (a)	14,785	97,517
Austevoll Seafood ASA	5,930	95,389
B2Holding ASA	10,356	17,469
Borregaard ASA	6,927	62,451
Det Norske Oljeselskap ASA (DNO) (A Shares)	40,407	77,796
DNB ASA	49,592	897,442
Entra ASA (c)	5,779	78,289
Equinor ASA	56,948	1,481,494
Europris ASA (c)	6,082	16,197
Gjensidige Forsikring ASA	11,414	176,833
Kongsberg Automotive ASA (a)	27,567	25,834
Leroy Seafood Group ASA	19,203	176,954
Marine Harvest ASA	21,447	519,014
Merkantildata ASA	5,873	77,472
Nordic Nanovector ASA (a)	1,041	6,866
Nordic VLSI ASA (a)	8,476	36,197
Norsk Hydro ASA	72,708	377,435
Norway Royal Salmon ASA	136	4,001
Norwegian Air Shuttle A/S (a)	1,549	39,507
Norwegian Finans Holding ASA (a)	11,093	99,155
Ocean Yield ASA	4,258	32,327
Orkla ASA	48,837	421,410
Otello Corp. ASA (a)	778	1,311
Petroleum Geo-Services ASA (a)	14,562	45,501
Protector Forsikring ASA (a)	1,752	8,106
Renewable Energy Corp. ASA (a)	21,761	1,557
Salmar ASA	2,612	137,885
Schibsted ASA (B Shares)	4,946	156,656
Skandiabanken ASA (c)	7,051	70,261
Sparebanken Midt-Norge	4,616	47,092
Sparebanken Nord-Norge	9,302	74,374
Storebrand ASA (A Shares)	23,114	192,374
Telenor ASA	39,065	716,672
TGS Nopec Geophysical Co. ASA	6,131	205,753
Wallenius Wilhelmsen ASA (a)	3,283	11,255
XXL ASA (c)	8,237	42,407
Yara International ASA	8,909	383,318

TOTAL NORWAY		7,178,112

Pakistan - 0.0%
Engro Corp. Ltd.	18,100	45,771
Fauji Fertilizer Co. Ltd.	31,000	22,999
Habib Bank Ltd.	43,900	48,302
Hub Power Co. Ltd.	17,200	12,024
Lucky Cement Ltd.	7,200	27,030
MCB Bank Ltd.	28,400	42,428
National Bank of Pakistan (a)	15,500	5,641
Oil & Gas Development Co. Ltd.	34,300	41,183
Pakistan State Oil Co. Ltd.	9,996	21,168
United Bank Ltd.	39,600	44,837

TOTAL PAKISTAN		311,383

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	72,100	396,718
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	9,088	125,778
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	113,430	99,766
Aboitiz Power Corp.	140,300	88,480
Alliance Global Group, Inc. (a)	125,700	26,722
Ayala Corp.	17,485	301,031
Ayala Land, Inc.	463,600	343,989
Bank of the Philippine Islands (BPI)	49,604	76,257
BDO Unibank, Inc.	100,803	230,894
Bloomberry Resorts Corp.	131,300	20,640
Cebu Air, Inc.	5,790	6,935
CEMEX Holdings Philippines, Inc. (a)	12,400	492
Cosco Capital, Inc.	9,000	1,140
D&L Industries, Inc.	313,200	66,817
DMCI Holdings, Inc.	89,300	21,457
DoubleDragon Properties Corp.	7,760	2,788
Filinvest Land, Inc.	24,000	629
First Gen Corp.	9,200	2,689
First Phillipines Holdings Corp.	6,460	7,701
Globe Telecom, Inc.	2,120	82,916
GT Capital Holdings, Inc.	4,135	58,809
International Container Terminal Services, Inc.	11,690	19,798
JG Summit Holdings, Inc.	199,570	176,650
Jollibee Food Corp.	19,010	98,186
Manila Electric Co.	9,210	63,391
Manila Water Co., Inc.	38,600	18,059
Megaworld Corp.	325,000	26,821
Metro Pacific Investments Corp.	571,600	51,344
Metropolitan Bank & Trust Co.	34,341	42,125
Philippine Long Distance Telephone Co.	4,880	126,099
Robinsons Land Corp.	137,056	53,733
Security Bank Corp.	13,030	35,210
SM Investments Corp.	11,170	188,128
SM Prime Holdings, Inc.	561,000	354,844
Universal Robina Corp.	36,170	87,993
Vista Land & Lifescapes, Inc.	61,300	6,057

TOTAL PHILIPPINES		2,788,590

Poland - 0.3%
Alior Bank SA (a)	4,920	74,047
Asseco Poland SA	2,194	27,617
Bank Handlowy w Warszawie SA	3,034	55,348
Bank Millennium SA (a)	36,074	83,013
Bank Polska Kasa Opieki SA	8,486	231,548
Bank Zachodni WBK SA	1,852	164,294
BRE Bank SA	902	87,916
Budimex SA	886	28,632
CD Projekt RED SA (a)	3,560	146,866
Ciech SA	399	4,413
Cyfrowy Polsat SA (a)	11,215	64,593
Dino Polska SA (a)(c)	2,916	64,215
ENEA SA (a)	14,840	31,094
Energa SA	14,234	28,934
Eurocash SA	2,146	11,431
Grupa Lotos SA	4,667	84,263
Jastrzebska Spolka Weglowa SA (a)	2,542	49,023
KGHM Polska Miedz SA (Bearer) (a)	6,930	156,908
Kruk SA	919	44,212
LPP SA	72	147,297
NG2 SA	1,525	66,371
PKP Cargo SA (a)	2,161	22,640
Polish Oil & Gas Co. SA	88,647	144,620
Polska Grupa Energetyczna SA (a)	40,337	110,484
Polski Koncern Naftowy Orlen SA	15,889	381,951
Powszechna Kasa Oszczednosci Bank SA	47,119	490,328
Powszechny Zaklad Ubezpieczen SA	30,131	307,659
Tauron Polska Energia SA (a)	68,381	31,721
Telekomunikacja Polska SA (a)	39,036	44,152
Warsaw Stock Exchange	1,335	13,447
Zaklady Azotowe w Tarnowie-Moscicach SA	3,442	23,233

TOTAL POLAND		3,222,270

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	454,177	122,536
CTT Correios de Portugal SA	8,784	33,728
Energias de Portugal SA	140,683	494,606
Galp Energia SGPS SA Class B	25,011	436,120
Jeronimo Martins SGPS SA	11,220	138,013
NOS SGPS SA	16,243	91,252
Portucel Industrial Empresa Produtora de Celulosa SA	21,540	107,348
REN - Redes Energeticas Nacionais SGPS SA	21,868	58,306
Sonae SGPS SA	33,655	33,717

TOTAL PORTUGAL		1,515,626

Qatar - 0.2%
Barwa Real Estate Co. (a)	3,257	33,447
Doha Bank (a)	7,237	43,668
Ezdan Holding Group (a)	50,383	151,384
Gulf International Services QSC (a)	5,759	28,392
Gulf Warehousing Co. (a)	1,657	18,463
Industries Qatar QSC (a)	9,931	381,829
Masraf al Rayan (a)	19,803	206,623
Medicare Group (a)	250	4,394
Qatar Electricity & Water Co. (a)	3,556	183,494
Qatar First Bank (a)	1,004	1,202
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	8,384	40,181
Qatar Insurance Co. SAQ	6,460	65,115
Qatar Islamic Bank (a)	6,903	290,074
Qatar National Bank SAQ	23,725	1,270,633
Qatar National Cement Co. QSC (a)	53	873
Qatar Navigation QPSC (a)	4,853	94,701
Qatar Telecom (Qtel) Q.S.C. (a)	3,140	59,402
The Commercial Bank of Qatar (a)	12,996	147,950
United Development Co. (a)	3,348	12,873
Vodafone Qatar QSC (a)	8,279	18,668

TOTAL QATAR		3,053,366

Russia - 0.8%
Aeroflot - Russian Airlines	25,479	37,615
Alrosa Co. Ltd.	142,693	216,399
Credit Bank of Moscow (a)	1,200,400	91,624
Gazprom OAO	531,371	1,254,100
Inter Rao Ues JSC	1,852,773	111,998
LSR Group OJSC GDR (Reg. S)	12,843	23,888
Lukoil PJSC	25,327	1,901,243
Magnit OJSC GDR (Reg. S)	21,906	292,336
Magnitogorsk Iron & Steel Works PJSC	109,800	79,916
Mechel Steel Group OAO sponsored ADR (a)	13,492	36,968
MMC Norilsk Nickel PJSC	3,340	557,734
Mobile TeleSystems OJSC sponsored ADR	25,826	206,866
Moscow Exchange MICEX-RTS OAO	67,894	90,596
Mosenergo PJSC	337,078	9,868
NOVATEK OAO GDR (Reg. S)	4,772	808,854
Novolipetsk Steel OJSC	62,571	152,377
PhosAgro OJSC GDR (Reg. S)	5,232	68,539
Polyus PJSC	1,819	114,651
Rosneft Oil Co. OJSC	56,206	392,874
RusHydro PJSC	6,371,585	53,179
Sberbank of Russia	564,103	1,621,393
Severstal PAO	12,233	191,275
Sistema JSFC sponsored GDR	4,633	10,693
Surgutneftegas OJSC	320,186	129,146
Tatneft PAO	78,447	934,118
TMK OAO GDR (Reg. S)	2,884	10,959
VTB Bank OJSC (a)	263,487,980	146,316

TOTAL RUSSIA		9,545,525

Singapore - 0.9%
Accordia Golf Trust	13,000	4,646
Ascendas Hospitality Trust unit	11,400	6,502
Ascendas Real Estate Investment Trust	158,300	287,995
Ascott Residence Trust	83,171	63,047
Asian Pay Television Trust	50,400	11,462
BOC Aviation Ltd. Class A	19,200	137,231
Cache Logistics Trust	48,292	23,882
CapitaCommercial Trust (REIT)	127,089	158,729
CapitaLand Ltd.	123,100	279,056
CapitaMall Trust	233,900	356,300
CapitaRetail China Trust	58,301	57,663
CDL Hospitality Trusts unit	39,800	41,663
City Developments Ltd.	26,500	151,330
ComfortDelgro Corp. Ltd.	94,700	153,828
DBS Group Holdings Ltd.	92,766	1,571,159
ESR (REIT)	19,526	6,837
Ezion Holdings Ltd. warrants 4/6/23 (a)	30,780	0
Far East Hospitality Trust unit	12,777	5,488
First (REIT)	8,466	7,334
First Resources Ltd.	20,200	23,042
Frasers Centrepoint Trust	9,100	14,191
Frasers Commercial Trust	97,332	96,267
Frasers Logistics & Industrial Trust	138,820	102,225
Hutchison Port Holdings Trust	228,600	56,007
Jardine Cycle & Carriage Ltd.	5,500	120,193
K-REIT Asia	119,294	97,320
Keppel Corp. Ltd.	92,200	412,692
Keppel DC (REIT)	145,100	139,323
Keppel Infrastructure Trust	222,400	73,858
Lippo Malls Indonesia Retail Trust	147,100	25,487
Macquarie MEAG Prime (REIT)	158,200	76,522
Manulife U.S. REIT	60,100	42,671
Mapletree Commercial Trust	93,023	108,123
Mapletree Greater China Commercial Trust	110,900	90,472
Mapletree Industrial (REIT)	77,300	103,242
Mapletree Logistics Trust (REIT)	166,054	145,057
MobileOne Ltd.	2,400	3,656
NetLink NBN Trust	175,969	99,091
OUE Hospitality Trust	14,400	7,069
Oue Ltd.	6,100	6,165
Oversea-Chinese Banking Corp. Ltd.	167,227	1,296,623
Parkway Life REIT	1,400	2,628
Raffles Medical Group Ltd.	66,330	50,281
Rht Health Trust	35,300	18,859
Sembcorp Industries Ltd.	47,900	97,519
Sembcorp Marine Ltd.	26,000	30,033
Sheng Siong Group Ltd.	9,400	7,329
SIIC Environment Holdings Ltd.	4,900	955
Singapore Airlines Ltd.	30,400	208,058
Singapore Airport Terminal Service Ltd.	27,800	99,949
Singapore Exchange Ltd.	38,100	188,141
Singapore Post Ltd.	76,300	57,288
Singapore Press Holdings Ltd.	72,600	138,895
Singapore Technologies Engineering Ltd.	101,600	260,391
Singapore Telecommunications Ltd.	415,900	948,810
SPH REIT	3,000	2,133
StarHub Ltd.	59,300	80,485
Suntec (REIT)	118,400	151,296
United Engineers Ltd.	15,800	30,000
United Overseas Bank Ltd.	68,014	1,197,113
UOL Group Ltd.	23,531	102,438
Venture Corp. Ltd.	16,200	179,175
Wilmar International Ltd.	121,800	277,867
Wing Tai Holdings Ltd.	6,800	9,475
Yangzijiang Shipbuilding Holdings Ltd.	108,000	96,683
Yanlord Land Group Ltd.	17,000	15,464
Yoma Strategic Holdings Ltd.	99,600	18,336

TOTAL SINGAPORE		10,733,049

South Africa - 1.3%
Advtech Ltd.	4,172	4,044
Aeci Ltd.	3,629	23,246
African Rainbow Minerals Ltd.	6,566	55,586
Alexander Forbes Group Holdings Ltd.	5,905	2,081
Anglo American Platinum Ltd.	2,406	78,598
AngloGold Ashanti Ltd.	20,977	203,066
Arrowhead Properties Ltd. A linked	62,596	22,743
Ascendis Health Ltd. (a)	1,377	706
Aspen Pharmacare Holdings Ltd.	22,792	241,014
Astral Foods Ltd.	2,806	37,657
Attacq Ltd.	33,527	33,226
AVI Ltd.	12,579	85,267
Barclays Africa Group Ltd.	43,200	436,641
Barloworld Ltd.	8,163	66,400
Bidcorp Ltd.	16,113	302,207
Bidvest Group Ltd.	17,374	216,426
Blue Label Telecoms Ltd. (a)	2,242	789
Capitec Bank Holdings Ltd.	1,665	111,809
Cashbuild Ltd.	1,224	22,377
City Lodge Hotels Ltd.	140	1,243
Clicks Group Ltd.	10,800	137,631
Coronation Fund Managers Ltd.	6,216	20,701
Curro Holdings Ltd. (a)	7,456	12,135
DataTec Ltd.	7,047	11,183
Delta Property Fund Ltd.	4,207	1,697
Dis-Chem Pharmacies Pty Ltd. (c)	10,513	20,602
Discovery Ltd.	17,282	185,009
Emira Property Fund Ltd.	40,873	41,282
EOH Holdings Ltd.	4,397	9,776
Exxaro Resources Ltd.	17,587	179,893
Famous Brands Ltd. (a)	6,133	43,464
FirstRand Ltd.	184,585	804,654
Fortress (REIT) Ltd.:
Class A	46,682	53,509
Class B	33,600	32,774
Foschini Ltd.	8,983	98,169
Gold Fields Ltd.	42,616	112,666
Grindrod Ltd. (a)	13,572	6,090
Growthpoint Properties Ltd.	139,725	214,524
Harmony Gold Mining Co. Ltd.	22,436	41,885
Hosken Consolidated Investment Ltd.	537	4,626
Hyprop Investments Ltd.	19,563	119,705
Impala Platinum Holdings Ltd. (a)	28,822	53,141
Imperial Holdings Ltd.	12,136	134,016
Investec Ltd.	12,903	80,265
Invicta Holdings Ltd.	553	1,252
JSE Ltd.	2,784	30,947
KAP Industrial Holdings Ltd.	58,972	31,180
Kumba Iron Ore Ltd.	2,369	46,408
Liberty Holdings Ltd.	7,641	55,933
Life Healthcare Group Holdings Ltd.	52,863	87,791
Massmart Holdings Ltd.	5,344	34,790
MMI Holdings Ltd.	31,057	37,578
Mondi Ltd.	7,852	187,820
Mpact Ltd.	4,274	6,052
Mr Price Group Ltd.	18,227	285,368
MTN Group Ltd.	91,772	531,876
Murray & Roberts Holdings Ltd.	6,685	7,699
Nampak Ltd. (a)	20,838	20,976
Naspers Ltd. Class N	22,840	4,014,019
Nedbank Group Ltd.	20,577	347,197
Netcare Ltd.	48,796	82,129
Northam Platinum Ltd. (a)	19,456	51,263
Oceana Group Ltd.	307	1,810
Old Mutual Ltd.	274,805	422,662
Omnia Holdings Ltd.	834	6,569
Peregrine Holdings Ltd.	1,032	1,437
Pick 'n Pay Stores Ltd.	24,863	114,822
Pioneer Foods Ltd.	4,559	25,025
Pretoria Portland Cement Co. Ltd. (a)	41,790	16,826
PSG Group Ltd.	9,714	144,856
Rand Merchant Insurance Holdings Ltd.	25,434	59,204
Rebosis Property Fund Ltd.	1,887	793
Redefine Properties Ltd.	303,920	197,566
Remgro Ltd.	37,032	477,393
Resilient Property Income Fund Ltd.	13,266	53,792
Reunert Ltd.	24,642	133,211
RMB Holdings Ltd.	41,242	208,160
SA Corporate Real Estate Fund	131,416	35,365
Sanlam Ltd.	95,225	479,336
Sappi Ltd.	26,128	146,894
Sasol Ltd.	28,776	940,399
Shoprite Holdings Ltd.	20,742	253,502
Sibanye-Stillwater	77,195	53,705
Spar Group Ltd.	9,108	108,555
Stadio Holdings Ltd. (a)	11,721	3,178
Standard Bank Group Ltd.	67,759	750,183
Sun International Ltd. (a)	7,633	30,449
Super Group Ltd. (a)	9,267	25,127
Telkom SA Ltd.	7,350	26,730
Tiger Brands Ltd.	11,627	207,737
Tongaat Hulett Ltd.	13,023	49,973
Trencor Ltd.	11,924	24,628
Truworths International Ltd.	18,379	100,812
Tsogo Sun Holdings Ltd.	16,839	23,057
Vodacom Group Ltd.	28,246	238,184
Vukile Property Fund Ltd.	79,624	109,566
Wilson Bayly Holmes-Ovcon Ltd.	1,650	17,115
Woolworths Holdings Ltd.	44,529	153,727
Zeder Investments Ltd.	90,708	28,899

TOTAL SOUTH AFRICA		15,896,048

Spain - 1.9%
Acerinox SA	7,510	83,939
ACS Actividades de Construccion y Servicios SA	14,039	526,491
Aena Sme SA	3,506	560,517
Almirall SA	4,515	81,874
Amadeus IT Holding SA Class A	22,465	1,811,174
Applus Services SA	7,934	108,017
Atresmedia Corporacion de Medios de Comunicacion SA	7,971	44,979
Azucarera Ebro Agricolas SA	7,600	149,265
Banco Bilbao Vizcaya Argentaria SA	354,070	1,954,146
Banco de Sabadell SA	294,489	388,589
Banco Santander SA	833,028	3,963,511
Banco Santander SA rights(a)	833,028	32,363
Bankia SA	67,309	211,864
Bankinter SA	39,275	322,248
Bolsas Y Mercados Espanoles	3,583	106,084
CaixaBank SA	187,302	757,957
Catalana Occidente SA	2,492	103,024
Cellnex Telecom Sau (c)	7,318	182,435
Cemex Latam Holdings SA (a)	16,652	25,861
Cie Automotive SA	4,250	112,642
Codere SA (a)	1,150	7,425
Compania de Distribucion Integral Logista Holdings SA	4,137	99,901
Construcciones y Auxiliar de Ferrocarriles	610	22,938
Corporacion Financiera Alba SA	954	45,869
Distribuidora Internacional de Alimentacion SA	26,787	20,225
Enagas SA	14,590	387,355
Ence Energia y Celulosa SA	6,455	54,286
Endesa SA	15,166	317,445
Europac Papeles Y Cartones DE	1,484	28,070
Euskaltel, S.A. (c)	11,343	95,073
Faes Farma SA	21,179	89,117
Ferrovial SA	24,215	485,460
Fomento Construcciones y Contratas SA (FOCSA) (a)	2,569	34,219
Gas Natural SDG SA	16,571	407,666
Gestamp Automocion SA (c)	10,749	68,179
Global Dominion Access SA (a)	2,792	14,926
Grifols SA	15,597	445,005
Grupo Acciona SA	1,158	97,820
Iberdrola SA	290,740	2,060,142
Inditex SA	56,114	1,584,489
Indra Sistemas SA (a)	6,580	65,101
Inmobiliaria Colonial SA	14,600	146,763
International Consolidated Airlines Group SA	30,438	235,124
Lar Espana Real Estate Socimi SA	11,103	110,038
Liberbank SA (a)	155,645	73,020
MAPFRE SA (Reg.)	53,061	158,903
Masmovil Ibercom SA (a)	837	108,644
Mediaset Espana Comunicacion SA	7,346	50,023
Melia Hotels International SA	4,299	44,213
Merlin Properties Socimi SA	15,848	198,889
Miquel y Costas & Miquel SA	527	17,310
Neinor Homes SLU (a)(c)	5,757	92,593
Obrascon Huarte Lain SA	18,317	20,954
Pharma Mar SA (a)	6,023	7,361
Prosegur Compania de Seguridad SA (Reg.)	9,371	52,094
Red Electrica Corporacion SA	23,685	490,432
Repsol SA	70,891	1,266,741
Sacyr SA	15,311	37,025
Siemens Gamesa Renewable Energy SA (a)	16,541	183,455
Talgo SA (a)	5,549	28,189
Tecnicas Reunidas SA	1,293	34,782
Telefonica SA	238,668	1,957,808
Telepizza Group SAU (c)	3,895	20,228
Tubacex SA (a)	2,062	7,310
Unicaja Banco SA (c)	58,447	74,872
Viscofan Envolturas Celulosicas SA	1,627	97,301
Zardoya Otis SA	7,226	49,516

TOTAL SPAIN		23,521,279

Sweden - 1.8%
AarhusKarlshamn AB	9,985	150,575
AF AB (B Shares)	6,616	141,919
Ahlsell AB	19,741	99,922
Alfa Laval AB	15,371	392,541
Alimak Group AB (c)	5,181	72,921
Arjo AB	13,218	44,921
ASSA ABLOY AB (B Shares)	49,580	986,184
Atlas Copco AB:
(A Shares)	22,944	568,137
(B Shares)	31,218	715,536
Attendo AB (c)	7,307	66,074
Avanza Bank Holding AB	1,142	61,074
Axfood AB	4,976	88,768
Betsson AB (B Shares)	5,780	50,213
Bilia AB (A Shares)	6,304	59,071
Billerud AB	8,713	103,305
BioGaia AB	893	36,155
Boliden AB	15,073	344,494
Bonava AB	7,577	85,613
Bravida AB (c)	13,091	96,203
Bure Equity AB	2,033	26,481
BYGGmax Group AB	2,346	9,575
Capio AB (c)	4,409	27,896
Castellum AB	11,413	196,865
Cherry AB (a)	2,000	15,692
Clas Ohlson AB (B Shares)	2,193	18,464
Cloetta AB	13,927	42,004
Com Hem Holding AB	9,233	144,077
D. Carnegie & Co. AB (a)	1,489	25,448
Dios Fastigheter AB	5,457	32,887
Dometic Group AB (c)	14,834	103,744
Dustin Group AB (c)	1,681	13,483
Dustin Group AB rights 11/7/18 (a)	1,681	263
Electrolux AB (B Shares)	13,111	272,503
Elekta AB (B Shares)	21,799	276,443
Eltel AB (a)(c)	3,974	8,620
Epiroc AB:
Class A (a)	31,830	279,512
Class B (a)	23,572	194,296
Essity AB Class B	31,091	709,737
Evolution Gaming Group AB	879	66,133
Fabege AB	13,228	168,979
Fastighets AB Balder (a)	5,052	126,864
Getinge AB (B Shares)	14,190	139,401
Granges AB	3,812	40,323
H&M Hennes & Mauritz AB (B Shares) (b)	45,448	802,738
Haldex AB	927	7,851
Hansa Medical AB (a)	1,570	55,106
Hemfosa Fastigheter AB	10,982	135,728
Hexagon AB (B Shares)	13,083	641,344
HEXPOL AB (B Shares)	14,880	137,724
Hoist Finance AB (c)	6,041	48,454
Holmen AB (B Shares)	4,648	106,510
Hufvudstaden AB Series A	5,839	86,330
Husqvarna AB (B Shares)	18,366	138,721
ICA Gruppen AB	4,541	160,726
Industrivarden AB (C Shares)	9,183	190,862
Indutrade AB	4,016	96,372
Intrum Justitia AB (b)	3,276	83,554
Investment AB Oresund (a)	100	1,519
Investor AB (B Shares)	21,406	927,945
Inwido AB	1,240	8,272
ITAB Shop Concept AB	678	1,332
JM AB (B Shares)	4,196	79,760
Kinnevik AB (B Shares)	13,355	370,536
Klovern AB (B Shares)	27,231	31,453
Kungsleden AB	13,492	94,432
LeoVegas AB (c)	1,894	11,073
Lindab International AB	3,236	22,631
Loomis AB (B Shares)	3,056	94,507
Lundbergfoeretagen AB	5,267	162,537
Lundin Petroleum AB	8,890	271,427
Mekonomen AB (a)	1,190	13,914
Mekonomen AB	2,083	24,356
Modern Times Group MTG AB (B Shares)	3,968	146,646
Mycronic AB	3,498	43,844
NCC AB Series B	7,552	112,647
Net Entertainment NE AB	13,480	69,233
New Wave Group AB (B Shares)	582	3,536
Nibe Industrier AB (B Shares)	20,042	209,330
Nobia AB	5,154	32,807
Nobina AB (c)	3,257	21,746
Nolato AB Series B	1,115	51,357
Nordnet AB Class B (d)	492	0
Pandox AB	3,228	55,169
Peab AB	11,839	104,274
Probi AB (a)	251	11,081
Radisson Hospitality AB (a)	372	1,437
Ratos AB (B Shares)	20,802	56,192
RaySearch Laboratories AB (a)	398	5,015
Recipharm AB (a)	2,999	44,373
Resurs Holding AB (c)	3,822	25,331
Saab AB (B Shares)	3,511	137,583
Sandvik AB	56,950	901,751
Scandic Hotels Group AB	5,491	50,193
Securitas AB (B Shares)	17,199	294,977
Skandinaviska Enskilda Banken AB (A Shares)	83,020	859,671
Skanska AB (B Shares)	18,827	296,359
SKF AB (B Shares)	22,065	354,442
SkiStar AB	779	20,303
SSAB Svenskt Stal AB:
(A Shares)	14,179	56,631
(B Shares)	42,341	137,371
Starbreeze AB (a)	12,908	9,253
Svenska Cellulosa AB (SCA) (B Shares)	29,801	282,081
Svenska Handelsbanken AB (A Shares)	78,227	850,315
Sweco AB (B Shares)	4,709	106,209
Swedbank AB (A Shares)	44,106	993,345
Swedish Match Co. AB	10,054	512,305
Swedish Orphan Biovitrum AB (a)	10,293	210,108
Tele2 AB (B Shares)	17,743	201,644
Telefonaktiebolaget LM Ericsson (B Shares)	161,610	1,407,099
TeliaSonera AB	141,108	636,217
Thule Group AB (c)	9,227	182,803
Tobii AB (a)	2,177	8,088
Trelleborg AB (B Shares)	14,569	263,164
Vitrolife AB	2,010	29,797
Volvo AB (B Shares)	77,027	1,151,472
Wallenstam AB (B Shares)	13,575	122,308
Wihlborgs Fastigheter AB	7,176	81,114

TOTAL SWEDEN		23,061,651

Switzerland - 5.1%
ABB Ltd. (Reg.)	95,712	1,925,873
Adecco SA (Reg.)	8,828	432,481
AFG Arbonia-Forster-Holding AG (a)	7,452	93,525
Allreal Holding AG	370	56,796
ALSO Holding AG	335	37,985
APG SGA SA	197	69,439
Aryzta AG	4,359	40,614
Ascom Holding AG (Reg.)	772	12,326
Autoneum Holding AG	113	21,879
Bachem Holding AG (B Shares)	167	19,533
Baloise Holdings AG	2,357	337,467
Banque Cantonale Vaudoise	189	141,307
Barry Callebaut AG	94	183,772
Basilea Pharmaceutica AG (a)	172	8,307
Bell AG	352	110,442
BKW AG	722	45,808
Bobst Group SA	285	21,563
Bossard Holding AG	776	126,669
Bucher Industries AG	400	110,411
Burckhardt Compression Holding AG	84	27,857
Burkhalter Holding AG	381	29,772
Cembra Money Bank AG	2,309	193,725
Clariant AG (Reg.)	10,921	235,412
Coca-Cola HBC AG	10,332	305,067
Comet Holding AG	480	48,517
Compagnie Financiere Richemont SA Series A	27,109	1,981,414
Credit Suisse Group AG	133,655	1,747,361
Daetwyler Holdings AG	793	120,468
Dufry AG	2,530	285,242
EFG International	3,288	23,212
Emmi AG	107	77,768
Ems-Chemie Holding AG	497	273,877
Flughafen Zuerich AG	1,198	236,947
Forbo Holding AG (Reg.)	47	69,020
Galenica AG	2,205	318,659
Galenica Sante Ltd. (c)	6,685	358,427
GAM Holding Ltd.	10,183	59,148
Geberit AG (Reg.)	1,734	678,862
Georg Fischer AG (Reg.)	262	243,881
Givaudan SA	476	1,155,085
Helvetia Holding AG (Reg.)	364	222,994
Huber+Suhner AG	427	29,254
Idorsia Ltd. (a)	5,009	97,032
Implenia AG	604	33,584
INFICON Holding AG	64	30,705
Interroll Holding AG	54	99,941
Intershop Holding AG	12	5,898
Julius Baer Group Ltd.	11,501	524,501
Kaba Holding AG (B Shares) (Reg.)	130	93,839
Kardex AG	862	112,120
Komax Holding AG (Reg.)	349	95,640
Kudelski SA (Bearer)	453	3,189
Kuehne & Nagel International AG	2,551	354,858
Lafargeholcim Ltd. (Reg.)	25,219	1,168,114
Landis+Gyr Group AG	1,176	71,343
Leonteq AG (a)	538	25,406
Lindt & Spruengli AG	6	478,975
Lindt & Spruengli AG (participation certificate)	46	317,430
Logitech International SA (Reg.)	8,995	332,864
Lonza Group AG	3,845	1,209,067
Meyer Burger Technology AG (a)	17,793	9,328
Mobimo Holding AG	795	177,210
Nestle SA (Reg. S)	158,712	13,398,956
Novartis AG	111,643	9,776,842
OC Oerlikon Corp. AG (Reg.)	9,327	111,037
Oriflame Holding AG	1,730	40,872
Orior AG	98	8,660
Panalpina Welttransport Holding AG	780	95,259
Pargesa Holding SA	2,018	148,172
Partners Group Holding AG	853	607,683
PSP Swiss Property AG	1,895	182,980
Rieter Holding AG (Reg.)	147	19,850
Roche Holding AG (participation certificate)	36,180	8,804,852
Schindler Holding AG:
(participation certificate)	1,449	305,583
(Reg.)	1,587	329,643
Schmolz & Bickenbach AG (a)	6,294	4,618
Schweiter Technologies AG	130	147,664
SFS Group AG	793	77,871
SGS SA (Reg.)	258	612,755
Siegfried Holding AG	168	67,390
Sika AG	6,931	889,128
Sonova Holding AG Class B	2,768	452,241
St.Galler Kantonalbank AG	93	45,801
Straumann Holding AG	531	362,471
Sulzer AG (Reg.)	897	90,132
Sunrise Communications Group AG (c)	2,050	180,544
Swatch Group AG (Bearer)	1,465	495,728
Swatch Group AG (Bearer) (Reg.)	4,459	297,739
Swiss Life Holding AG	1,960	739,902
Swiss Prime Site AG	3,278	266,237
Swiss Re Ltd.	15,877	1,433,919
Swisscom AG	1,293	592,355
Tecan Group AG	429	96,777
Temenos Group AG	2,979	409,662
u-blox Holding AG	486	60,898
UBS Group AG	198,319	2,774,477
Valiant Holding AG	1,734	195,928
Valora Holding AG	87	21,768
VAT Group AG (c)	1,302	130,827
Vontobel Holdings AG	1,913	118,714
VZ Holding AG	73	20,694
Ypsomed Holding AG	367	49,266
Zehnder Group AG	53	2,121
Zurich Insurance Group AG	7,248	2,250,369
ZZ Holding AG	120	107,352

TOTAL SWITZERLAND		64,584,947

Taiwan - 2.7%
A-DATA Technology Co. Ltd.	1,000	1,218
Accton Technology Corp.	30,000	82,557
Acer, Inc.	121,000	84,808
Advanced Ceramic X Corp.	1,000	6,266
Advantech Co. Ltd.	17,499	120,388
AmTRAN Technology Co. Ltd. (a)	4,000	1,525
ASE Industrial Holding Co. Ltd.	174,718	352,139
Asia Cement Corp.	136,000	143,861
Asia Optical Co., Inc.	6,000	10,736
Asia Pacific Telecom Co. Ltd. (a)	33,000	6,342
ASPEED Tech, Inc.	1,000	14,745
ASUSTeK Computer, Inc.	47,000	347,637
AU Optronics Corp.	570,000	222,576
Bank of Kaohsiung Co. Ltd.	15,272	4,336
Capital Securities Corp.	7,490	2,235
Catcher Technology Co. Ltd.	31,000	311,897
Cathay Financial Holding Co. Ltd.	414,000	655,222
Chang Hwa Commercial Bank	404,198	229,120
Cheng Loong Corp.	28,000	17,861
Cheng Shin Rubber Industry Co. Ltd.	134,000	188,489
Cheng Uei Precision Industries Co. Ltd.	3,000	2,064
Chicony Electronics Co. Ltd.	12,125	24,242
Chilisin Electronics Corp.	9,958	23,962
Chin-Poon Industrial Co. Ltd.	6,000	6,686
China Airlines Ltd.	177,000	52,367
China Bills Finance Corp.	4,000	1,705
China Development Finance Holding Corp.	960,000	307,902
China Life Insurance Co. Ltd.	204,569	194,258
China Motor Co. Ltd. (a)	3,000	2,258
China Petrochemical Development Corp. (a)	207,000	75,551
China Steel Chemical Corp.	1,000	4,054
China Steel Corp.	667,000	525,663
China Synthetic Rubber Corp.	21,398	23,913
Chinatrust Financial Holding Co. Ltd.	951,960	634,937
Chipbond Technology Corp.	38,000	69,715
Chroma ATE, Inc.	17,000	59,576
Chunghwa Telecom Co. Ltd.	185,000	653,079
Clevo Co. Ltd.	2,000	1,554
Compal Electronics, Inc.	188,000	103,532
Compeq Manufacturing Co. Ltd.	40,000	25,581
Coretronic Corp.	14,000	19,218
CTCI Corp.	10,000	14,099
Cub Elecparts, Inc.	2,484	14,963
Delta Electronics, Inc.	118,000	495,470
E Ink Holdings, Inc.	57,000	44,922
E.SUN Financial Holdings Co. Ltd.	660,322	437,222
ECLAT Textile Co. Ltd.	9,060	107,542
EGiS Technology, Inc.	1,000	3,139
Elan Microelectronics Corp.	31,500	58,502
Elite Advanced Laser Corp.	1,320	2,298
Elite Material Co. Ltd.	8,000	15,995
eMemory Technology, Inc.	6,000	44,379
Ennoconn Corp.	1,000	6,621
EPISTAR Corp.	30,000	27,083
Eternal Materials Co. Ltd.	10,291	7,662
EVA Airways Corp.	58,562	26,765
Evergreen Marine Corp. (Taiwan)	98,244	36,175
Evergreen Marine Corp. (Taiwan) rights 11/18/18 (a)	5,596	127
Everlight Electronics Co. Ltd.	11,000	9,451
Far Eastern Department Stores Co. Ltd.	5,000	2,495
Far Eastern International Bank	53,670	17,162
Far Eastern Textile Ltd.	159,000	159,460
Far EasTone Telecommunications Co. Ltd.	130,000	309,459
Farglory Land Development Co. Ltd.	10,000	11,402
Feng Hsin Iron & Steel Co.	17,000	32,176
Feng Tay Enterprise Co. Ltd.	30,120	180,951
Firich Enterprise Co. Ltd.	1,060	1,193
First Financial Holding Co. Ltd.	695,480	439,161
FLEXium Interconnect, Inc.	20,940	52,552
Formosa Chemicals & Fibre Corp.	184,000	665,622
Formosa Petrochemical Corp.	61,000	240,371
Formosa Plastics Corp.	234,000	763,360
Formosa Taffeta Co. Ltd.	92,000	99,992
Foxconn Technology Co. Ltd.	39,010	82,656
Fubon Financial Holding Co. Ltd.	360,000	563,363
Genius Electronic Optical Co. Ltd.	3,000	19,380
Getac Technology Corp.	2,000	2,351
Giant Manufacturing Co. Ltd.	10,000	38,113
Giga-Byte Technology Co. Ltd.	36,000	47,034
Global Unichip Corp.	3,000	20,349
GlobalWafers Co. Ltd.	14,000	111,012
Grand Pacific Petrochemical Corp.	41,000	27,611
Grape King Bio Ltd.	7,000	44,088
Great Wall Enterprise Co. Ltd.	2,140	2,081
Greatek Electronics, Inc.	9,000	11,192
HannStar Display Corp.	76,000	16,692
Highwealth Construction Corp.	11,000	16,112
HIWIN Technologies Corp.	11,791	76,168
Holystone Enterprise Co. Ltd.	9,000	28,168
Hon Hai Precision Industry Co. Ltd. (Foxconn)	689,600	1,755,155
Hota Industrial Manufacturing Co. Ltd.	31,063	129,929
Hotai Motor Co. Ltd.	18,000	124,126
HTC Corp. (a)	49,000	53,177
Hua Nan Financial Holdings Co. Ltd.	478,474	269,678
Huaku Development Co. Ltd.	1,000	2,025
Innolux Corp.	429,000	129,834
International Games Systems Co. Ltd.	1,000	4,441
Inventec Corp.	123,000	99,121
Kenda Rubber Industrial Co. Ltd.	12,060	11,530
King Slide Works Co. Ltd.	1,000	10,384
King Yuan Electronics Co. Ltd.	195,000	113,685
King's Town Bank	111,000	105,943
Kinpo Electronics, Inc.	6,000	1,793
Kinsus Interconnect Technology Corp.	2,000	2,613
LandMark Optoelectronics Corp.	4,000	26,550
Largan Precision Co. Ltd.	6,000	649,214
Lee Chang Yung Chemical Industry Corp.	92,000	154,222
Lien Hwa Industrial Corp.	60,667	59,667
Lite-On Technology Corp.	123,009	141,045
Long Chen Paper Co. Ltd.	48,138	24,488
Macronix International Co. Ltd.	70,380	38,986
Makalot Industrial Co. Ltd.	7,000	37,532
MediaTek, Inc.	79,000	580,498
Mega Financial Holding Co. Ltd.	623,000	526,201
Mercuries Life Insurance Co. Ltd.	139,465	61,037
Merida Industry Co. Ltd.	30,000	105,134
Merry Electronics Co. Ltd.	13,000	56,055
Micro-Star International Co. Ltd.	41,000	90,448
MiTAC Holdings Corp.	5,748	4,660
Namchow Chemical Industrial Co. Ltd.	1,000	1,411
Nan Ya Plastics Corp.	257,000	638,339
Nankang Rubber Tire Co. Ltd.	2,000	1,744
Nanya Technology Corp.	77,000	127,834
Nien Made Enterprise Co. Ltd.	10,000	61,692
Novatek Microelectronics Corp.	27,000	119,039
OBI Pharma, Inc. (a)	6,000	23,449
Oriental Union Chemical Corp.	4,000	3,618
PChome Online, Inc. (a)	6,062	27,608
Pegatron Corp.	91,000	165,479
PharmaEngine, Inc.	1,199	4,047
PharmaEssentia Corp. (a)	24,000	127,905
Phison Electronics Corp.	6,000	39,340
Pou Chen Corp.	192,000	194,415
Powertech Technology, Inc.	100,000	218,343
Poya International Co. Ltd.	1,010	8,792
President Chain Store Corp.	35,000	394,535
Primax Electronics Ltd.	15,000	20,155
Prince Housing & Development Corp.	6,000	1,957
Qisda Corp.	25,000	14,171
Quanta Computer, Inc.	114,000	179,871
Radiant Opto-Electronics Corp.	32,000	83,616
Realtek Semiconductor Corp.	39,000	156,199
Ritek Corp. (a)	78,497	25,100
Ruentex Development Co. Ltd.	5,040	6,967
Ruentex Industries Ltd.	9,000	22,529
SerComm Corp.	28,000	44,586
Shin Kong Financial Holding Co. Ltd.	581,982	190,795
Shin Zu Shing Co. Ltd.	1,000	2,442
Shinkong Insurance Co. Ltd.	2,000	2,316
Simplo Technology Co. Ltd.	23,600	136,826
SINBON Electronics Co. Ltd.	1,000	2,752
Sino-American Silicon Products, Inc.	29,000	53,953
Sinopac Holdings Co.	514,495	174,487
St.Shine Optical Co. Ltd.	3,000	53,294
Standard Foods Corp.	41,714	62,583
Synnex Technology International Corp.	164,100	176,500
Systex Corp.	1,000	1,999
Ta Chen Stainless Pipe Co. Ltd.	38,932	54,574
Taichung Commercial Bank Co. Ltd.	126,204	41,578
Taichung Commercial Bank Co. Ltd. rights 11/26/18 (a)	4,206	0
TaiMed Biologics, Inc. (a)	7,000	43,636
Tainan Spinning Co. Ltd.	115,000	45,130
Taishin Financial Holdings Co. Ltd.	437,715	194,395
Taishin Financial Holdings Co. Ltd. rights 11/22/18 (a)	8,829	856
Taiwan Business Bank	821,352	270,596
Taiwan Cement Corp.	281,728	315,756
Taiwan Cooperative Financial Holding Co. Ltd.	513,671	288,686
Taiwan Fertilizer Co. Ltd.	11,000	14,922
Taiwan Glass Industry Corp. (a)	24,000	10,271
Taiwan High Speed Rail Corp.	265,000	262,770
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	3,081
Taiwan Mobile Co. Ltd.	80,000	285,525
Taiwan Paiho Ltd.	17,000	25,093
Taiwan Secom Co.	33,000	93,797
Taiwan Semiconductor Manufacturing Co. Ltd.	1,278,000	9,589,011
Taiwan Shin Kong Security Co. Ltd.	2,000	2,161
Tatung Co. Ltd. (a)	104,000	120,928
TCI Co. Ltd.	3,448	48,167
TECO Electric & Machinery Co. Ltd.	75,000	42,998
Ton Yi Industrial Corp.	5,000	2,132
Tong Hsing Electronics Industries Ltd.	6,000	17,829
Tong Yang Industry Co. Ltd.	5,000	5,636
Topco Scientific Co. Ltd.	4,304	8,897
Transcend Information, Inc.	1,000	2,087
Tripod Technology Corp.	15,000	36,191
TSRC Corp.	6,000	5,523
TTY Biopharm Co. Ltd.	1,000	2,610
Tung Ho Steel Enterprise Corp.	55,000	37,217
Tung Thih Electronic Co. Ltd.	1,000	2,035
TXC Corp.	2,000	1,996
Unified-President Enterprises Corp.	244,000	590,288
Unimicron Technology Corp.	27,000	13,125
United Microelectronics Corp.	679,000	258,608
United Renewable Energy Co. Ltd. (a)	201,000	44,601
USI Corp.	5,202	1,983
Vanguard International Semiconductor Corp.	47,000	86,530
Visual Photonics Epitaxy Co. Ltd.	14,000	25,096
Voltronic Power Technology Corp.	1,000	16,133
Wafer Works Corp.	43,000	43,610
Walsin Lihwa Corp.	224,000	111,058
Walsin Technology Corp.	16,875	71,129
Waterland Financial Holdings Co. Ltd.	367,612	119,329
Wei-Chuan Food Corp. (a)	2,000	1,231
Win Semiconductors Corp.	20,389	62,562
Winbond Electronics Corp.	146,363	63,347
Wistron Corp.	266,829	162,887
Wistron NeWeb Corp.	20,460	47,581
WPG Holding Co. Ltd.	209,760	248,984
WT Microelectronics Co. Ltd.	2,235	2,877
Yageo Corp.	13,129	133,790
Yieh Phui Enterprise Co.	5,459	1,691
Yuanta Financial Holding Co. Ltd.	672,000	325,576
Yuen Foong Yu Paper Manufacturing Co.	105,000	37,984
Yulon Motor Co. Ltd.	12,000	6,996
Yungtay Engineering Co. Ltd.	18,000	32,790

TOTAL TAIWAN		34,375,645

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	47,500	280,760
Airports of Thailand PCL (For. Reg.)	205,700	397,008
Bangkok Airways PCL	65,400	23,075
Bangkok Bank PCL (For. Reg.)	15,100	96,538
Bangkok Chain Hospital PCL	97,300	57,218
Bangkok Dusit Medical Services PCL (For. Reg.)	192,800	142,449
Bangkok Expressway and Metro PCL	366,500	93,946
Bangkok Land PCL	1,205,600	62,534
Banpu PCL (For. Reg.)	150,900	79,182
Beauty Community PCL	134,100	40,440
BEC World PCL (For. Reg.) (a)	29,200	5,372
Berli Jucker PCL (For. Reg)	53,800	90,451
BTS Group Holdings PCL	366,700	101,185
BTS Group Holdings PCL warrants 12/31/19 (a)	40,744	102
Bumrungrad Hospital PCL (For. Reg.)	13,600	79,156
C.P. ALL PCL (For. Reg.)	264,200	535,810
Central Pattana PCL (For. Reg.)	57,000	135,796
CH. Karnchang PCL	2,700	2,076
Charoen Pokphand Foods PCL (For. Reg.)	153,160	116,625
Chularat Hospital PCL	25,300	1,938
Delta Electronics PCL (For. Reg.)	43,400	90,308
Dynasty Ceramic PCL:
warrants 5/7/21 (a)	7,160	194
(For. Reg.)	17,900	1,242
Electricity Generating PCL (For. Reg.)	9,000	62,696
Energy Absolute PCL	77,200	115,241
Energy Earth PCL (a)(d)	7,600	335
Esso Thailand PCL	74,900	32,752
Glow Energy PCL (For. Reg.)	28,700	72,486
Gunkul Engineering PCL	22,283	2,083
Hana Microelectronics PCL (For. Reg.)	58,900	64,389
Home Product Center PCL (For. Reg.)	387,600	174,163
Indorama Ventures PCL (For. Reg.)	98,400	160,983
IRPC PCL (For. Reg.)	723,800	133,148
Jasmine International Public Co. Ltd.	265,900	41,296
Kasikornbank PCL (For. Reg.)	92,800	558,311
KCE Electronics PCL	48,500	54,482
Kiatnakin Bank PCL (For. Reg.)	34,900	74,989
Krung Thai Bank PCL (For. Reg.)	207,100	125,534
Krungthai Card PCL (For. Reg.)	57,000	59,733
Land & House PCL (For. Reg.)	424,800	131,949
Major Cineplex Group PCL (For. Reg.)	78,400	55,797
Minor International PCL (For. Reg.)	196,200	215,962
Muangthai Leasing PCL	52,100	82,094
PTG Energy PCL	6,300	1,995
PTT Exploration and Production PCL (For. Reg.)	88,900	373,991
PTT Global Chemical PCL (For. Reg.)	123,300	287,241
PTT PCL (For. Reg.)	580,700	893,115
Robinsons Department Store PCL (For. Reg.)	16,400	32,271
Siam Cement PCL (For. Reg.)	21,000	264,717
Siam Commercial Bank PCL (For. Reg.)	100,400	416,315
Siam Global House PCL	51,598	29,098
Sino-Thai Engineering & Construction PCL (For. Reg.) (a)	16,300	12,191
Sri Trang Agro-Industry PCL	17,760	9,587
Srisawad Corp. PCL	43,700	58,644
Supalai PCL (For. Reg.)	85,475	56,451
Thai Airways International PCL (For. Reg.) (a)	60,900	23,875
Thai Oil PCL (For. Reg.)	67,000	171,238
Thai Union Frozen Products PCL (For. Reg.)	118,800	59,472
Thai Vegetable Oil PCL	29,800	25,388
Thanachart Capital PCL (For. Reg.)	26,800	42,633
TISCO Financial Group PCL	10,800	25,648
TMB PCL (For. Reg.)	446,200	30,680
True Corp. PCL (For. Reg.)	675,400	120,171
TTW PCL	130,400	48,369
Vibhavadi Medical Center PCL	93,584	6,378
WHA Corp. PCL	232,000	28,825

TOTAL THAILAND		7,670,121

Turkey - 0.1%
AG Anadolu Grubu Holding A/S	8,884	18,119
Akbank T.A.S.	90,481	106,999
Akcansa Cimento A/S	294	398
Albaraka Turk Katilim Bankasi A/S	3,589	848
Anadolu Efes Biracilik Ve Malt Sanayii A/S	9,935	33,398
Anadolu Sigoria	2,500	1,995
Arcelik A/S	11,166	31,023
Aselsan A/S	28,147	127,199
Aygaz A/S	428	931
Bim Birlesik Magazalar A/S JSC	11,907	169,138
Cimsa Cimento Sanayi Ve Ticaret A/S	254	341
Coca-Cola Icecek Sanayi A/S	3,284	16,192
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	124,151	37,092
Eregli Demir ve Celik Fabrikalari T.A.S.	77,422	125,491
Ford Otomotiv Sanayi A/S	3,281	35,219
Haci Omer Sabanci Holding A/S	30,143	38,396
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	56,075	30,698
Koc Holding A/S	42,304	117,915
Petkim Petrokimya Holding A/S	50,594	45,981
Soda Sanayii AS	51,836	62,875
TAV Havalimanlari Holding A/S	7,122	29,637
Tekfen Holding A/S	9,172	34,853
Tofas Turk Otomobil Fabrikasi A/S	8,164	30,818
Tupras Turkiye Petrol Rafinerileri A/S	6,630	156,214
Turk Hava Yollari AO (a)	24,007	60,344
Turk Sise ve Cam Fabrikalari A/S	66,361	56,156
Turkcell Iletisim Hizmet A/S	49,501	100,515
Turkiye Garanti Bankasi A/S	167,544	209,520
Turkiye Halk Bankasi A/S	29,067	32,085
Turkiye Is Bankasi A/S Series C	61,034	43,568
Turkiye Sinai Kalkinma Bankasi A/S	136,631	17,355
Turkiye Vakiflar Bankasi TAO	61,575	37,675
Ulker Biskuvi Sanayi A/S (a)	5,387	14,244
Yapi ve Kredi Bankasi A/S (a)	45,566	13,206

TOTAL TURKEY		1,836,438

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	112,981	248,837
Air Arabia PJSC (a)	150,733	41,857
Aldar Properties PJSC	277,570	130,731
Arabtec Holding Co. (a)	17,581	9,621
Damac Properties Dubai Co. PJSC (a)	80,493	44,266
DP World Ltd.	10,698	192,457
Dubai Investments Ltd. (a)	140,493	61,963
Dubai Islamic Bank Pakistan Ltd. (a)	66,813	95,677
Dubai Parks and Resorts PJSC (a)	83,207	7,951
Emaar Development PJSC (a)	62,036	83,601
Emaar Malls Group PJSC (a)	111,607	55,604
Emaar Properties PJSC	193,523	268,698
Emirates Telecommunications Corp. (a)	81,587	386,484
Eshraq Properties Co. PJSC (a)	6,866	1,122
National Bank of Abu Dhabi PJSC	63,676	239,577
Waha Capital PJSC (a)	6,006	3,041

TOTAL UNITED ARAB EMIRATES		1,871,487

United Kingdom - 10.4%
3i Group PLC	51,508	578,185
AA PLC	20,133	25,760
Abcam PLC	10,446	160,225
Acacia Mining PLC (a)	2,351	4,608
Accesso Technology Group PLC (a)	1,923	49,897
Admiral Group PLC	9,978	256,736
Advanced Medical Solutions Group PLC	6,326	23,207
Aggreko PLC	11,667	128,011
Allied Minds PLC (a)	3,073	2,337
Anglo American PLC (United Kingdom)	54,751	1,172,351
Antofagasta PLC	24,080	241,554
AO World PLC (a)	14,204	24,220
Arrow Global Group PLC	4,919	12,022
Ascential PLC	26,068	125,550
Ashmore Group PLC	19,573	88,114
Ashtead Group PLC	26,925	666,113
ASOS PLC (a)	3,442	240,040
Associated British Foods PLC	17,568	535,786
Assura PLC	197,531	132,302
AstraZeneca PLC (United Kingdom)	65,609	5,018,411
Auto Trader Group PLC (c)	48,901	255,525
Aveva Group PLC	2,982	99,787
Aviva PLC	205,926	1,125,363
Babcock International Group PLC	11,094	86,670
BAE Systems PLC	156,748	1,051,040
Balfour Beatty PLC	20,627	69,367
Bank of Georgia Group PLC	1,624	32,370
Barclays PLC	912,055	2,009,537
Barratt Developments PLC	57,216	375,906
BBA Aviation PLC	64,765	198,844
Beazley PLC	27,623	186,248
Bellway PLC	5,243	192,403
Berkeley Group Holdings PLC	7,357	329,224
BHP Billiton PLC	110,242	2,199,184
Biffa PLC (c)	16,227	48,742
Big Yellow Group PLC	13,146	144,928
Blue Prism Group PLC (a)	2,243	49,714
Bodycote PLC	14,511	147,549
Bovis Homes Group PLC	8,985	111,286
BP PLC	1,020,417	7,371,207
Brewin Dolphin Holding PLC	17,451	73,431
British American Tobacco PLC (United Kingdom)	118,986	5,158,075
British Land Co. PLC	41,085	310,888
Britvic PLC	20,924	211,553
BT Group PLC	440,197	1,347,886
BTG PLC (a)	21,113	148,966
Bunzl PLC	17,926	529,520
Burberry Group PLC	23,371	540,997
Cairn Energy PLC (a)	45,641	115,218
Capita Group PLC	86,609	142,420
Capital & Counties Properties PLC	32,919	105,319
Card Factory PLC	20,062	47,261
Carnival PLC	9,426	513,769
Carphone Warehouse Group PLC	54,588	118,233
Centrica PLC	293,385	552,007
Chemring Group PLC	30,409	70,897
Cineworld Group PLC	51,905	195,452
Civitas Social Housing PLC	12,154	17,089
Clinigen Group PLC	6,234	72,272
Close Brothers Group PLC	8,129	152,948
Coats Group PLC (a)	99,237	102,110
Cobham PLC (a)	106,354	146,341
Coca-Cola European Partners PLC	11,972	544,606
Compass Group PLC	80,513	1,584,840
Computacenter PLC	7,919	111,140
ConvaTec Group PLC (c)	84,628	175,238
Conviviality PLC (d)	5,769	0
Costain Group PLC	1,866	8,956
Countryside Properties PLC (c)	44,767	171,435
Crest Nicholson PLC	16,859	73,440
Croda International PLC	8,349	514,376
CVS Group PLC	1,909	20,485
CYBG PLC (b)	64,817	222,698
Daily Mail & General Trust PLC Class A	14,123	126,274
Dairy Crest Group PLC	13,813	84,430
Dart Group PLC	3,875	42,101
De La Rue PLC	4,598	28,122
Debenhams PLC	18,859	2,150
Dechra Pharmaceuticals PLC	4,831	141,160
Derwent London PLC	5,464	204,564
DFS Furniture PLC	13,771	36,612
Diageo PLC	123,866	4,282,235
Dialog Semiconductor PLC (a)	3,351	88,435
Dignity PLC	1,628	20,778
Diploma PLC	6,915	116,230
Direct Line Insurance Group PLC	66,382	279,579
Domino's Pizza UK & IRL PLC	24,401	88,359
Drax Group PLC	23,908	122,726
DS Smith PLC	85,340	428,582
Dunelm Group PLC	7,027	53,577
easyJet PLC	11,910	182,680
Electrocomponents PLC	23,365	185,104
Elementis PLC	32,720	85,737
EMIS Group PLC	1,676	19,387
Empiric Student Property PLC	23,726	28,750
EnQuest PLC (a)	83,348	29,084
Enterprise Inns PLC (a)	34,056	72,347
Equiniti Group PLC (c)	12,680	34,927
Essentra PLC	19,084	93,182
esure Group PLC	27,211	96,970
Evraz PLC	17,156	119,073
Faroe Petroleum PLC (a)	25,741	48,761
Ferrexpo PLC	15,676	41,857
Fever-Tree Drinks PLC	5,238	186,194
Firstgroup PLC (a)	54,355	59,402
Forterra PLC	9,489	26,744
Fresnillo PLC	11,801	128,003
G4S PLC (United Kingdom)	69,288	190,412
Galliford Try PLC	8,705	97,248
Games Workshop Group PLC	2,944	115,525
GB Group PLC	4,899	31,685
Genus PLC	2,800	79,238
Georgia Capital PLC (a)	1,624	24,287
GlaxoSmithKline PLC	256,234	4,962,679
Gocompare.com Group PLC	20,148	21,401
Grainger Trust PLC	16,607	57,525
Great Portland Estates PLC	9,397	83,802
Greene King PLC	17,834	110,011
Greggs PLC	8,654	128,425
Halfords Group PLC	14,706	57,971
Halma PLC	15,950	270,743
Hammerson PLC	38,651	216,635
Hansteen Holdings PLC	4,785	5,884
Hargreaves Lansdown PLC	13,494	322,193
Hastings Group Holdings PLC (c)	28,228	66,786
Hays PLC	68,438	143,725
Helical Bar PLC	4,937	19,626
Hikma Pharmaceuticals PLC	8,637	209,922
Hill & Smith Holdings PLC	7,635	96,663
Hochschild Mining PLC	7,631	15,372
HomeServe PLC	13,003	158,143
Hostelworld Group PLC (c)	1,535	3,861
Howden Joinery Group PLC	42,729	256,205
HSBC Holdings PLC (United Kingdom)	1,022,131	8,411,731
Hunting PLC	9,314	80,360
Hurricane Energy PLC (a)	94,337	55,347
Ibstock PLC (c)	31,649	90,778
IG Group Holdings PLC	19,211	148,438
IMI PLC	12,291	156,240
Imperial Tobacco Group PLC	49,894	1,691,938
Inchcape PLC	29,827	206,256
Indivior PLC (a)	40,182	96,738
Informa PLC	66,742	608,769
Inmarsat PLC	24,051	140,214
InterContinental Hotel Group PLC	10,336	542,992
Intermediate Capital Group PLC	13,762	167,462
International Personal Finance PLC	7,621	17,330
International Quantum Epitaxy PLC (a)(b)	32,218	37,269
Intertek Group PLC	8,374	501,787
Intu Properties PLC	63,148	158,284
Investec PLC	30,172	186,659
iomart Group PLC	1,226	6,018
ITE Group PLC	27,302	19,892
ITV PLC	205,736	391,696
J Sainsbury PLC	86,293	343,253
J.D. Weatherspoon PLC	1,928	30,435
Jackpotjoy PLC (a)	1,132	8,899
John David Group PLC	19,930	104,012
John Laing Group PLC (c)	53,157	212,125
John Menzies PLC	927	6,161
John Wood Group PLC	34,517	315,102
Johnson Matthey PLC	9,503	361,122
JRP Group PLC	41,715	47,322
Jupiter Fund Management PLC	32,708	140,891
Just Eat Holding Ltd. (a)	28,601	222,125
KAZ Minerals PLC	10,534	69,854
Kcom Group PLC	8,465	9,965
Keller Group PLC	9,943	82,355
Keywords Studios PLC	2,469	43,236
Kier Group PLC	3,223	36,109
Kingfisher PLC	113,977	370,102
Land Securities Group PLC	32,093	349,994
Legal & General Group PLC	298,801	960,548
Lloyds Banking Group PLC	3,691,220	2,693,631
London Stock Exchange Group PLC	15,887	876,237
Londonmetric Properity PLC	40,117	92,453
Lookers PLC	2,630	3,210
Man Group PLC	77,205	153,403
Marks & Spencer Group PLC	103,694	392,323
Marshalls PLC	6,565	36,100
McCarthy & Stone PLC (c)	17,225	29,723
Mediclinic International PLC	25,723	123,790
Meggitt PLC	41,490	280,966
Melrose Industries PLC	258,396	557,020
Merlin Entertainments PLC (c)	30,745	127,012
Metro Bank PLC (a)	6,358	180,740
Micro Focus International PLC	23,872	370,069
Mitchells & Butlers PLC	6,311	20,973
Mitie Group PLC	26,411	49,051
Mondi PLC	20,337	479,473
Moneysupermarket.com Group PLC	30,685	115,037
Morgan Advanced Materials PLC	8,008	28,251
N Brown Group PLC	3,824	6,623
National Express Group PLC Class L	22,645	115,837
National Grid PLC	168,244	1,783,190
NCC Group Ltd.	7,668	19,269
NewRiver REIT PLC	15,425	49,882
NEX Group PLC	16,842	244,552
Next PLC	7,334	487,840
NMC Health PLC	5,522	249,296
Northgate PLC	8,573	41,290
Nostrum Oil & Gas LP (a)	1,976	5,203
Ocado Group PLC (a)	29,027	317,299
On The Beach Group PLC (c)	3,023	16,557
OneSavings Bank PLC	9,977	47,593
Ophir Energy PLC (a)	39,780	20,873
Oxford Instruments PLC	1,621	19,476
P2P Global Investments PLC	5,361	53,243
Pagegroup PLC	14,774	94,798
Paragon Banking Group PLC	21,947	119,392
Pearson PLC	39,706	456,140
Pendragon PLC	85,397	29,363
Pennon Group PLC	20,124	191,941
Persimmon PLC	15,307	448,830
Pets At Home Group PLC	34,907	49,080
Photo-Me International PLC	11,079	15,634
Polypipe Group PLC	17,721	84,035
Premier Foods PLC (a)	23,207	11,302
Premier Oil PLC (a)	58,507	80,766
Primary Health Properties PLC	40,520	56,765
Provident Financial PLC	14,724	96,058
Prudential PLC	134,192	2,687,010
Purplebricks Group PLC (a)(b)	10,054	22,836
PZ Cussons PLC Class L	16,813	47,064
QinetiQ Group PLC	35,124	124,675
Quilter PLC	143,526	212,478
Rathbone Brothers PLC	1,656	48,726
Reckitt Benckiser Group PLC	34,150	2,761,510
Redde PLC	25,770	57,907
Redrow PLC	14,846	100,289
RELX PLC	56,037	1,110,211
RELX PLC	46,696	923,992
Renishaw PLC	1,666	89,736
Rentokil Initial PLC	90,686	366,523
Restore PLC	3,422	19,464
Rightmove PLC	59,640	344,682
Rio Tinto PLC	60,724	2,948,197
Rolls-Royce Holdings PLC	86,539	928,061
Rotork PLC	41,450	158,838
Royal Bank of Scotland Group PLC	253,828	764,149
Royal Dutch Shell PLC:
Class A (United Kingdom)	235,926	7,516,157
Class B (United Kingdom)	192,067	6,263,867
Royal Mail PLC	46,011	211,132
RPC Group PLC	22,440	218,735
RPS Group PLC	24,886	49,877
RSA Insurance Group PLC	52,141	376,154
Safestore Holdings PLC	21,871	149,282
Saga PLC	59,263	90,218
Sage Group PLC	57,651	401,166
Savills PLC	10,381	96,200
Scapa Group PLC	4,991	26,079
Schroders PLC	8,227	281,822
Scottish & Southern Energy PLC	54,207	790,090
Segro PLC	44,132	346,693
Senior Engineering Group PLC	40,300	140,626
Serco Group PLC (a)	85,942	105,567
Severn Trent PLC	12,251	291,731
Shaftesbury PLC	6,361	72,932
Shanks Group PLC	22,634	14,841
SIG PLC	12,607	18,080
Sirius Minerals PLC (a)(b)	252,896	74,477
Smart Metering Systems PLC	2,619	19,316
Smith & Nephew PLC	44,298	720,058
Smiths Group PLC	21,457	383,283
SOCO International PLC	500	537
Softcat PLC	3,043	25,088
Sophos Group PLC (c)	19,757	110,559
Sound Energy PLC (a)	8,859	3,850
Spectris PLC	6,306	172,813
Spirax-Sarco Engineering PLC	3,927	324,761
Spire Healthcare Group PLC (c)	16,378	24,577
Sports Direct International PLC (a)	6,585	27,473
SSP Group PLC	29,295	249,982
St. James's Place Capital PLC	27,059	350,537
St. Modwen Properties PLC	10,219	48,878
Stagecoach Group PLC	12,696	24,796
Standard Chartered PLC (United Kingdom)	146,434	1,028,510
Standard Life PLC	135,061	466,978
Stock Spirits Group PLC	10,658	27,246
SuperGroup PLC	2,109	21,781
Synthomer PLC	15,742	89,339
TalkTalk Telecom Group PLC	30,162	46,264
Tate & Lyle PLC	21,590	185,779
Taylor Wimpey PLC	198,993	410,780
Ted Baker PLC	2,860	66,972
Telecom Plus PLC	3,457	53,909
Tesco PLC	509,969	1,388,863
The Go-Ahead Group PLC	2,295	45,058
The Restaurant Group PLC	16,490	50,839
The Weir Group PLC	13,074	265,039
Thomas Cook Group PLC	82,838	47,775
TORM PLC (a)	167	984
Travis Perkins PLC	12,141	171,791
Tritax Big Box REIT PLC	65,993	120,539
Tullett Prebon PLC	22,995	85,237
Tullow Oil PLC (a)	88,848	256,431
Ultra Electronics Holdings PLC	3,091	56,814
Unilever PLC	62,527	3,312,033
Unite Group PLC	12,428	135,424
United Utilities Group PLC	33,372	309,939
Vectura Group PLC (a)	18,438	16,756
Vesuvius PLC	6,559	45,607
Victoria PLC (a)	6,214	30,182
Victrex PLC	6,984	236,743
Vodafone Group PLC	1,377,608	2,590,645
Watkin Jones PLC	6,697	17,976
WH Smith PLC	9,401	233,718
Whitbread PLC	9,319	524,108
William Hill PLC	46,280	124,344
WM Morrison Supermarkets PLC	104,955	332,835
Wolverhampton & Dudley Breweries PLC	23,336	29,649
Workspace Group PLC	8,125	99,803

TOTAL UNITED KINGDOM		130,916,941

United States of America - 0.1%
Southern Copper Corp.	4,872	186,792
Yum China Holdings, Inc.	18,561	669,681

TOTAL UNITED STATES OF AMERICA		856,473

TOTAL COMMON STOCKS
(Cost $1,238,027,315)		1,143,668,315

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.6%
Alpargatas SA (PN)	5,800	23,674
Banco ABC Brasil SA	3,455	15,012
Banco Bradesco SA (PN)	176,205	1,624,031
Banco do Estado Rio Grande do Sul SA	5,300	28,284
Bradespar SA (PN)	9,679	89,885
Braskem SA (PN-A)	8,800	123,316
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	9,862	70,490
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	10,161	213,568
Companhia de Saneamento do Parana	15,500	41,983
Companhia Energetica de Minas Gerais (CEMIG) (PN)	52,535	155,706
Companhia Energetica de Sao Paulo Series B	5,300	28,270
Companhia Paranaense de Energia-Copel (PN-B)	7,200	50,747
Gerdau SA	67,303	294,061
Gol Linhas Aereas Inteligentes SA (PN) (a)	2,100	10,383
Itau Unibanco Holding SA	165,007	2,183,688
Itausa-Investimentos Itau SA (PN)	243,132	734,329
Lojas Americanas SA (PN)	34,700	175,295
Marcopolo SA (PN)	10,100	10,666
Metalurgica Gerdau SA (PN)	20,800	44,378
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	186,386	1,383,308
Telefonica Brasil SA	22,800	264,790

TOTAL BRAZIL		7,565,864

Chile - 0.1%
Embotelladora Andina SA Class B	34,522	121,521
Sociedad Quimica y Minera de Chile SA (PN-B)	5,986	258,875

TOTAL CHILE		380,396

Colombia - 0.0%
Bancolombia SA (PN)	14,703	137,462
Grupo Aval Acciones y Valores SA	145,146	50,944
Grupo de Inversiones Suramerica SA	9,299	84,917

TOTAL COLOMBIA		273,323

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	3,209	242,433
Biotest AG (non-vtg.)	1,682	44,675
Draegerwerk AG & Co. KGaA (non-vtg.)	125	6,719
Fuchs Petrolub AG	4,826	223,785
Henkel AG & Co. KGaA	8,757	957,940
Jungheinrich AG	2,802	92,989
Porsche Automobil Holding SE (Germany)	8,372	532,417
Sartorius AG (non-vtg.)	1,761	255,308
Sixt AG Preference Shares	548	37,738
Sto SE & Co. KGaA	572	59,086
Volkswagen AG	9,767	1,645,671

TOTAL GERMANY		4,098,761

Italy - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,220	13,708
Danieli & C. Officine Meccaniche SpA	1,027	15,145
Telecom Italia SpA (Risparmio Shares)	544,121	275,362

TOTAL ITALY		304,215

Korea (South) - 0.2%
AMOREPACIFIC Corp.	528	41,648
Daishin Securities Co. Ltd.	4,429	34,819
Hyundai Motor Co.	2,791	162,910
Hyundai Motor Co. Series 2	905	56,156
LG Chemical Ltd.	665	116,273
LG Household & Health Care Ltd.	112	71,853
Samsung Electronics Co. Ltd.	44,111	1,382,093

TOTAL KOREA (SOUTH)		1,865,752

Panama - 0.0%
Avianca Holdings SA	19,286	11,831
Russia - 0.0%
AK Transneft OAO	26	67,453
Surgutneftegas OJSC	397,255	229,975

TOTAL RUSSIA		297,428

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (a)	3,980,794	5,088
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $14,726,200)		14,802,658
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19(f)
(Cost $3,288,150)	3,300,000	3,287,180
	Shares	Value

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 2.23% (g)	87,391,909	87,409,387
Fidelity Securities Lending Cash Central Fund 2.23% (g)(h)	3,580,317	3,580,675
TOTAL MONEY MARKET FUNDS
(Cost $90,990,062)		90,990,062
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $1,347,031,727)		1,252,748,215
NET OTHER ASSETS (LIABILITIES) - 0.7%		8,724,373
NET ASSETS - 100%		$1,261,472,588
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	785	Dec. 2018	$71,140,625	$(937,177)	$(937,176)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	509	Dec. 2018	24,348,015	(279,683)	(279,683)
TME S&P/TSX 60 Index Contracts (Canada)	51	Dec. 2018	6,928,360	(103,215)	(103,215)
TOTAL FUTURES CONTRACTS					$(1,320,074)

The notional amount of futures purchased as a percentage of Net Assets is 8.0%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,663,282 or 0.9% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,287,180.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$554,926
Fidelity Securities Lending Cash Central Fund	85,453
Total	$640,379

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$78,050,121	$36,658,897	$41,389,076	$2,148
Consumer Discretionary	124,384,392	89,014,615	35,365,945	3,832
Consumer Staples	108,803,747	57,611,482	51,186,609	5,656
Energy	83,584,467	45,850,692	37,728,467	5,308
Financials	242,803,821	162,297,911	80,505,910	--
Health Care	98,107,090	38,531,152	59,565,907	10,031
Industrials	148,252,727	96,329,498	51,923,229	--
Information Technology	98,015,122	60,049,786	37,963,171	2,165
Materials	94,207,041	68,102,044	26,104,997	--
Real Estate	47,350,225	42,388,125	4,962,100	--
Utilities	34,912,220	26,927,055	7,978,893	6,272
Government Obligations	3,287,180	--	3,287,180	--
Money Market Funds	90,990,062	90,990,062	--	--
Total Investments in Securities:	$1,252,748,215	$814,751,319	$437,961,484	$35,412
Derivative Instruments:
Liabilities
Futures Contracts	$(1,320,074)	$(1,320,074)	$--	$--
Total Liabilities	$(1,320,074)	$(1,320,074)	$--	$--
Total Derivative Instruments:	$(1,320,074)	$(1,320,074)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$22,907,938
Level 2 to Level 1	$42,534,733

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,320,074)
Total Equity Risk	0	(1,320,074)
Total Value of Derivatives	$0	$(1,320,074)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $3,477,746) — See accompanying schedule: Unaffiliated issuers (cost $1,256,041,665)	$1,161,758,153
Fidelity Central Funds (cost $90,990,062)	90,990,062
Total Investment in Securities (cost $1,347,031,727)		$1,252,748,215
Segregated cash with brokers for derivative instruments		1,916,104
Cash		4,215
Foreign currency held at value (cost $5,824,242)		5,757,751
Receivable for investments sold		32,994
Receivable for fund shares sold		55,666,768
Dividends receivable		3,181,760
Distributions receivable from Fidelity Central Funds		73,830
Receivable for daily variation margin on futures contracts		900,620
Total assets		1,320,282,257
Liabilities
Payable for investments purchased
Regular delivery	$35
Delayed delivery	5,414
Payable for fund shares redeemed	55,160,721
Accrued management fee	61,629
Other payables and accrued expenses	274
Collateral on securities loaned	3,581,596
Total liabilities		58,809,669
Net Assets		$1,261,472,588
Net Assets consist of:
Paid in capital		$1,333,157,342
Total distributable earnings (loss)		(71,684,754)
Net Assets		$1,261,472,588
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($20,253,291 ÷ 1,820,066 shares)		$11.13
Premium Class:
Net Asset Value, offering price and redemption price per share ($555,339,151 ÷ 49,884,840 shares)		$11.13
Institutional Class:
Net Asset Value, offering price and redemption price per share ($96,585,237 ÷ 8,674,463 shares)		$11.13
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($589,294,909 ÷ 52,916,804 shares)		$11.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$31,718,421
Interest		32,875
Income from Fidelity Central Funds		640,379
Income before foreign taxes withheld		32,391,675
Less foreign taxes withheld		(2,970,487)
Total income		29,421,188
Expenses
Management fee	$612,339
Transfer agent fees	207,050
Independent trustees' fees and expenses	4,157
Commitment fees	2,572
Total expenses before reductions	826,118
Expense reductions	(2,454)
Total expenses after reductions		823,664
Net investment income (loss)		28,597,524
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $10,714)	661,707
Fidelity Central Funds	(532)
Foreign currency transactions	103,611
Futures contracts	859,354
Total net realized gain (loss)		1,624,140
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $234,805)	(153,015,188)
Fidelity Central Funds	667
Assets and liabilities in foreign currencies	(105,794)
Futures contracts	(1,329,328)
Total change in net unrealized appreciation (depreciation)		(154,449,643)
Net gain (loss)		(152,825,503)
Net increase (decrease) in net assets resulting from operations		$(124,227,979)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,597,524	$8,251,362
Net realized gain (loss)	1,624,140	2,020,325
Change in net unrealized appreciation (depreciation)	(154,449,643)	59,037,611
Net increase (decrease) in net assets resulting from operations	(124,227,979)	69,309,298
Distributions to shareholders	(12,739,319)	–
Distributions to shareholders from net investment income	–	(438,332)
Distributions to shareholders from net realized gain	–	(81,892)
Total distributions	(12,739,319)	(520,224)
Share transactions - net increase (decrease)	753,570,682	518,835,415
Redemption fees	11,499	38,564
Total increase (decrease) in net assets	616,614,883	587,663,053
Net Assets
Beginning of period	644,857,705	57,194,652
End of period	$1,261,472,588	$644,857,705
Other Information
Undistributed net investment income end of period		$7,662,757

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total International Index Fund Investor Class

Years ended October 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.38	$10.08	$10.00
Income from Investment Operations
Net investment income (loss)B	.34	.29	.08
Net realized and unrealized gain (loss)	(1.38)	2.05	–
Total from investment operations	(1.04)	2.34	.08
Distributions from net investment income	(.16)	(.03)	–
Distributions from net realized gain	(.06)	(.01)	–
Total distributions	(.21)C	(.04)	–
Redemption fees added to paid in capitalB,D	–	–	–
Net asset value, end of period	$11.13	$12.38	$10.08
Total ReturnE,F	(8.53)%	23.31%	.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.14%	.18%	.21%I
Expenses net of fee waivers, if any	.14%	.18%	.18%I
Expenses net of all reductions	.14%	.18%	.18%I
Net investment income (loss)	2.73%	2.53%	1.97%I
Supplemental Data
Net assets, end of period (000 omitted)	$20,253	$13,060	$3,170
Portfolio turnover rateJ	3%	2%	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.057 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Index Fund Premium Class

Years ended October 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.34	.30	.08
Net realized and unrealized gain (loss)	(1.38)	2.04	.01
Total from investment operations	(1.04)	2.34	.09
Distributions from net investment income	(.16)	(.04)	–
Distributions from net realized gain	(.06)	(.01)	–
Total distributions	(.22)	(.04)C	–
Redemption fees added to paid in capitalB,D	–	–	–
Net asset value, end of period	$11.13	$12.39	$10.09
Total ReturnE,F	(8.54)%	23.34%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%	.11%	.11%I
Expenses net of fee waivers, if any	.09%	.11%	.11%I
Expenses net of all reductions	.09%	.11%	.11%I
Net investment income (loss)	2.78%	2.60%	2.05%I
Supplemental Data
Net assets, end of period (000 omitted)	$555,339	$391,741	$51,494
Portfolio turnover rateJ	3%	2%	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Index Fund Institutional Class

Years ended October 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.34	.30	.08
Net realized and unrealized gain (loss)	(1.38)	2.05	.01
Total from investment operations	(1.04)	2.35	.09
Distributions from net investment income	(.17)	(.04)	–
Distributions from net realized gain	(.06)	(.01)	–
Total distributions	(.22)C	(.05)	–
Redemption fees added to paid in capitalB,D	–	–	–
Net asset value, end of period	$11.13	$12.39	$10.09
Total ReturnE,F	(8.52)%	23.35%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.07%	.09%	.13%I
Expenses net of fee waivers, if any	.07%	.09%	.09%I
Expenses net of all reductions	.07%	.09%	.09%I
Net investment income (loss)	2.80%	2.62%	2.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$96,585	$104,569	$1,241
Portfolio turnover rateJ	3%	2%	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.057 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Index Fund Institutional Premium Class

Years ended October 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.34	.31	.08
Net realized and unrealized gain (loss)	(1.36)	2.04	.01
Total from investment operations	(1.02)	2.35	.09
Distributions from net investment income	(.17)	(.04)	–
Distributions from net realized gain	(.06)	(.01)	–
Total distributions	(.23)	(.05)	–
Redemption fees added to paid in capitalB,C	–	–	–
Net asset value, end of period	$11.14	$12.39	$10.09
Total ReturnD,E	(8.42)%	23.37%	.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%	.06%	.10%H
Expenses net of fee waivers, if any	.06%	.06%	.06%H
Expenses net of all reductions	.06%	.06%	.06%H
Net investment income (loss)	2.81%	2.65%	2.09%H
Supplemental Data
Net assets, end of period (000 omitted)	$589,295	$135,488	$1,289
Portfolio turnover rateI	3%	2%	1%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the consolidation of the Fund's publicly offered share classes into a single share class. The consolidation took place on November 9, 2018, and the surviving class is Fidelity Total International Index Fund.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in the Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$63,061,005
Gross unrealized depreciation	(159,379,192)
Net unrealized appreciation (depreciation)	$(96,318,187)
Tax Cost	$1,348,963,188

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$24,741,278
Net unrealized appreciation (depreciation) on securities and other investments	$(96,426,033)

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$11,596,216	$ 473,428
Long-term Capital Gains	1,143,103	46,796
Total	$12,739,319	$ 520,224

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume activity at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $702,412,535 and $27,283,686, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .06% of each class' average net assets on an annual basis with certain exceptions. Prior to August 1, 2018 the investment adviser paid class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.10%
Institutional Class	.08%
Institutional Premium Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, Investor Class, Premium Class, Institutional Class and Institutional Premium Class do not pay transfer agent fees. Prior to August 1, 2018, under the expense contract, Investor Class, Premium Class and Institutional Class paid portion of the transfer agent fees at an annual rate of .11%, .04% and .02% of class-level average net assets, respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$14,469.08
Premium Class	160,240.03
Institutional Class	32,341.01
	$207,050

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4,003.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,572 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $85,453. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,454.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017
Distributions to shareholders
Investor Class	$240,444	$–
Premium Class	7,540,473	–
Institutional Class	2,474,976	–
Institutional Premium Class	2,483,426	–
Total	$12,739,319	$–
From net investment income
Investor Class	$–	$12,356
Premium Class	–	274,306
Institutional Class	–	147,084
Institutional Premium Class	–	4,586
Total	$–	$438,332
From net realized gain
Investor Class	$–	$2,668
Premium Class	–	51,468
Institutional Class	–	26,952
Institutional Premium Class	–	804
Total	$–	$81,892

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018	Year ended October 31, 2017	Year ended October 31, 2018	Year ended October 31, 2017
Investor Class
Shares sold	2,271,802	2,080,742	$28,292,302	$23,149,243
Reinvestment of distributions	19,410	1,459	236,609	14,518
Shares redeemed	(1,525,971)	(1,341,742)	(19,099,753)	(15,054,293)
Net increase (decrease)	765,241	740,459	$9,429,158	$8,109,468
Premium Class
Shares sold	38,944,563	29,938,258	$481,016,695	$332,799,582
Reinvestment of distributions	578,359	29,064	7,050,193	289,118
Shares redeemed	(21,258,693)	(3,451,383)	(253,769,567)	(39,220,046)
Net increase (decrease)	18,264,229	26,515,939	$234,297,321	$293,868,654
Institutional Class
Shares sold	26,080,594	8,773,177	$322,527,531	$96,370,730
Reinvestment of distributions	202,632	17,495	2,470,085	174,036
Shares redeemed	(26,048,101)	(474,363)	(301,741,078)	(5,749,005)
Net increase (decrease)	235,125	8,316,309	$23,256,538	$90,795,761
Institutional Premium Class
Shares sold	44,428,194	10,950,498	$514,699,906	$127,826,848
Reinvestment of distributions	203,727	542	2,483,426	5,390
Shares redeemed	(2,647,162)	(146,727)	(30,595,667)	(1,770,706)
Net increase (decrease)	41,984,759	10,804,313	$486,587,665	$126,061,532

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Total International Index Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Total International Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 18, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 283 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Investor Class	.11%
Actual		$1,000.00	$884.70	$.52-C
Hypothetical-D		$1,000.00	$1,024.65	$.56-C
Premium Class	.08%
Actual		$1,000.00	$884.70	$.38
Hypothetical-D		$1,000.00	$1,024.80	$.41
Institutional Class	.07%
Actual		$1,000.00	$884.70	$.33
Hypothetical-D		$1,000.00	$1,024.85	$.36
Institutional Premium Class	.06%
Actual		$1,000.00	$885.50	$.29
Hypothetical-D		$1,000.00	$1,024.90	$.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C If fees and changes to the class level expense contract and/or expense cap, effective August 1, 2018, had been in effect during the entire current period, the restated annualized expense ratio would have been .06% and the expenses paid in the actual and hypothetical examples above would have been $.29 and $.31, respectively.

 D 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2018, $359,732, or, if subsequently determined to be different, the net capital gain of such year.

Investor Class designates 76%; Premium Class designates 73%; Institutional Class designates 72%; and Institutional Premium Class designates 71%; of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Total International Index Fund
Investor Class	12/11/17	$0.1511	$0.0143
Premium Class	12/11/17	$0.1574	$0.0143
Institutional Class	12/11/17	$0.1592	$0.0143
Institutional Premium Class	12/11/17	$0.1610	$0.0143

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total International Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Total International Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.20% to 0.06%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire period.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2017.

At its July 2018 meeting, the Board approved a proposal for the fund to consolidate all classes into a single class by exchanging all shares of the higher cost classes for shares of the lowest cost class available. The exchanges are expected to take place in November 2018. In connection with the class consolidation, the Board approved amended and restated expense contracts that reduce each class's total expense ratio to equal the total expense ratio of the lowest cost class. The Board considered that, effective August 1, 2018, contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total class operating expenses, with certain exceptions, to 0.06%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Flex℠ Funds Fidelity Flex℠ International Index Fund Annual Report October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Life of fundA
Fidelity Flex℠ International Index Fund	(8.53)%	4.69%

 A From March 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ International Index Fund on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Period Ending Values
$10,785	Fidelity Flex℠ International Index Fund
$10,855	MSCI ACWI (All Country World Index) ex USA Index

Management's Discussion of Fund Performance

Market Recap:  International equities returned -8.08% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. A modestly positive first half of the period gave way to a confluence of overwhelmingly negative factors – including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -11% second-half return. The index lost 8% in October alone, its largest monthly drop in more than six years. Among sectors, new-media-infused communications services (-15%) was hit the hardest, while economically sensitive consumer discretionary (-13%), information technology (-12%), financials (-10%), industrials (-9%) and materials (-7%) stocks also fared poorly. Even the more defensive real estate (-9%), utilities (-6%) and consumer staples (-5%) sectors weren’t spared this period. Conversely, elevated crude-oil prices fueled a positive return for energy (+7%), the top-performing sector, followed by the relatively stable-growing health care segment (+2%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth also pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund returned -8.53%, compared with a return of -8.08% for the benchmark MSCI ACWI (All Country World Index) ex USA. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Shares of Chinese internet company Tencent (-24%), which struggled due to questions about future growth and regulatory concerns, hurt the fund return the most on an absolute basis. Tencent's decline also weighed on South African media company Naspers (-28%), which owns a large Tencent stake. Elsewhere, Korean electronics giant Samsung (-23%) detracted amid disappointing smartphone sales for part of the 12 months, as well as concerns about pricing trends for semiconductors. Also hurting the return was Chinese e-commerce company Alibaba (-23%). In contrast, Japanese electronics giant Sony (+41%), contributed more than any other holding, driven by strong financial results. Brazilian mining company Vale (+62%) also added value; this company benefited from better commodity pricing coupled with the firm's success at cutting costs. Also worth noting was U.K.-based energy giant BP (+13%), which gained amid stronger prices for crude oil for much of the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.3
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.0
Novartis AG (Switzerland, Pharmaceuticals)	0.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	0.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
8.8

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	22.3
Industrials	10.0
Consumer Discretionary	9.5
Consumer Staples	9.2
Health Care	7.8
Information Technology	7.8
Materials	7.7
Energy	7.7
Communication Services	7.0
Real Estate	2.5

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
Japan	15.8%
United Kingdom	10.5%
Canada	6.7%
France	6.5%
United States of America*	6.0%
Germany	5.9%
Switzerland	5.6%
Australia	4.3%
Cayman Islands	3.7%
Other	35.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks and Equity Futures	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.1

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
Australia - 4.3%
AGL Energy Ltd.	7,832	$99,832
Alumina Ltd.	27,141	49,011
Amcor Ltd.	13,792	129,899
AMP Ltd.	35,122	61,433
APA Group unit	14,252	96,889
Aristocrat Leisure Ltd.	6,827	128,115
ASX Ltd.	2,336	97,881
Aurizon Holdings Ltd.	24,390	72,541
Australia & New Zealand Banking Group Ltd.	34,491	633,335
Bank of Queensland Ltd.	4,652	31,790
Bendigo & Adelaide Bank Ltd.	5,665	41,039
BHP Billiton Ltd.	38,317	884,113
BlueScope Steel Ltd.	6,582	66,979
Boral Ltd.	14,294	56,786
Brambles Ltd.	18,997	142,868
Caltex Australia Ltd.	3,131	62,659
Challenger Ltd.	6,123	44,487
Cimic Group Ltd.	1,114	37,306
Coca-Cola Amatil Ltd.	5,753	40,373
Cochlear Ltd.	704	88,530
Commonwealth Bank of Australia	20,989	1,028,990
Computershare Ltd.	5,489	76,847
Crown Ltd.	4,516	40,007
CSL Ltd.	5,411	720,378
DEXUS Property Group unit	12,072	87,198
Dominos Pizza Enterprises Ltd.	609	23,293
Flight Centre Travel Group Ltd.	749	24,611
Fortescue Metals Group Ltd.	19,905	56,383
Goodman Group unit	19,319	142,006
Harvey Norman Holdings Ltd.	6,172	13,943
Healthscope Ltd.	20,567	30,731
Incitec Pivot Ltd.	19,016	52,518
Insurance Australia Group Ltd.	27,615	133,564
Lendlease Group unit	7,035	87,680
Macquarie Group Ltd.	3,847	319,282
Medibank Private Ltd.	33,401	65,992
Mirvac Group unit	44,487	68,363
National Australia Bank Ltd.	32,379	579,892
Newcrest Mining Ltd.	9,196	134,215
Orica Ltd.	4,804	58,378
Origin Energy Ltd. (a)	21,083	108,839
QBE Insurance Group Ltd.	16,237	130,160
Ramsay Health Care Ltd.	1,729	68,835
realestate.com.au Ltd.	665	33,727
Rio Tinto Ltd.	4,904	265,319
Santos Ltd.	21,743	102,238
Scentre Group unit	63,031	177,649
SEEK Ltd.	4,141	52,374
Sonic Healthcare Ltd.	4,816	76,906
South32 Ltd.	61,348	157,266
SP AusNet	24,290	29,414
Stockland Corp. Ltd. unit	29,088	74,361
Suncorp Group Ltd.	15,433	153,114
Sydney Airport unit	13,441	61,297
Tabcorp Holdings Ltd.	22,774	74,509
Telstra Corp. Ltd.	49,875	108,782
The GPT Group unit	21,549	78,741
TPG Telecom Ltd.	4,005	20,335
Transurban Group unit	31,123	249,931
Treasury Wine Estates Ltd.	8,689	93,035
Vicinity Centres unit	39,360	73,863
Wesfarmers Ltd.	13,437	443,608
Westpac Banking Corp.	40,804	775,102
Woodside Petroleum Ltd.	11,142	274,974
Woolworths Group Ltd.	15,548	313,023

TOTAL AUSTRALIA		10,607,539

Austria - 0.2%
Andritz AG	851	44,107
Erste Group Bank AG	3,620	147,607
OMV AG	1,835	102,112
Raiffeisen International Bank-Holding AG	1,643	44,849
Voestalpine AG	1,440	51,198

TOTAL AUSTRIA		389,873

Bailiwick of Jersey - 0.8%
Experian PLC	10,845	249,426
Ferguson PLC	2,767	186,848
Glencore Xstrata PLC	137,855	561,834
Randgold Resources Ltd.	1,145	90,059
Shire PLC	10,929	659,575
WPP PLC	15,104	170,913

TOTAL BAILIWICK OF JERSEY		1,918,655

Belgium - 0.6%
Ageas	2,205	110,414
Anheuser-Busch InBev SA NV	9,099	672,974
Colruyt NV	755	43,886
Groupe Bruxelles Lambert SA	949	88,334
KBC Groep NV	2,997	206,728
Proximus	1,965	50,189
Solvay SA Class A	900	102,601
Telenet Group Holding NV	690	33,512
UCB SA	1,544	129,727
Umicore SA	2,511	118,285

TOTAL BELGIUM		1,556,650

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)	42,000	33,956
Alibaba Pictures Group Ltd. (a)	140,000	19,281
Beijing Enterprises Water Group Ltd.	72,000	36,634
Brilliance China Automotive Holdings Ltd.	36,000	31,400
Cheung Kong Infrastructure Holdings Ltd.	8,000	58,455
China Gas Holdings Ltd.	21,200	67,045
China Resource Gas Group Ltd.	10,000	38,256
Cosco Shipping Ports Ltd.	18,413	18,784
Credicorp Ltd. (United States)	811	183,051
Dairy Farm International Holdings Ltd.	4,000	36,120
GOME Electrical Appliances Holdings Ltd. (a)	148,000	14,721
Haier Electronics Group Co. Ltd.	14,000	29,243
HengTen Networks Group Ltd. (a)	216,000	7,712
Hongkong Land Holdings Ltd.	13,800	81,696
Jardine Matheson Holdings Ltd.	2,656	153,278
Jardine Strategic Holdings Ltd.	2,662	89,177
Kerry Properties Ltd.	7,500	23,575
Kunlun Energy Co. Ltd.	40,000	45,397
Li & Fung Ltd.	72,000	14,231
Luye Pharma Group Ltd.	11,000	8,486
Nine Dragons Paper (Holdings) Ltd.	21,000	20,031
NWS Holdings Ltd.	21,000	41,561
Shangri-La Asia Ltd.	18,000	24,560
Shenzhen International Holdings Ltd.	9,000	17,215
Sihuan Pharmaceutical Holdings Group Ltd.	30,000	6,083
Skyworth Digital Holdings Ltd.	18,000	4,155
Yue Yuen Industrial (Holdings) Ltd.	9,000	24,618

TOTAL BERMUDA		1,128,721

Brazil - 1.1%
Ambev SA	56,500	248,075
Atacadao Distribuicao Comercio e Industria Ltda	4,300	17,609
Banco Bradesco SA	10,931	88,852
Banco do Brasil SA	10,400	119,468
Banco Santander SA (Brasil) unit	5,200	58,965
BB Seguridade Participacoes SA	8,000	56,923
BM&F BOVESPA SA	24,800	176,862
BR Malls Participacoes SA	11,900	40,610
Brasil Foods SA (a)	6,500	38,251
CCR SA	13,100	38,615
Centrais Eletricas Brasileiras SA (Electrobras) (a)	2,000	12,629
Cielo SA	15,640	55,474
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	3,500	26,286
Companhia Siderurgica Nacional SA (CSN)	7,500	19,287
Cosan SA Industria e Comercio	1,800	15,599
Drogasil SA	2,700	45,577
EDP Energias do Brasil SA	2,500	9,405
Embraer SA	7,800	43,868
ENGIE Brasil Energia SA	1,800	19,250
Equatorial Energia SA	2,100	38,366
Fibria Celulose SA	2,800	54,059
Hypermarcas SA	3,800	30,408
IRB Brasil Resseguros SA	1,100	21,418
JBS SA	13,100	36,081
Klabin SA unit	8,100	40,636
Kroton Educacional SA	18,300	56,156
Localiza Rent A Car SA	6,700	51,760
Lojas Renner SA	9,000	90,931
M. Dias Branco SA	1,700	20,314
Magazine Luiza SA	900	40,822
Multiplan Empreendimentos Imobiliarios SA	3,000	18,541
Natura Cosmeticos SA	1,900	16,639
Odontoprev SA	2,100	7,460
Petrobras Distribuidora SA	3,400	21,908
Petroleo Brasileiro SA - Petrobras (ON)	34,900	284,339
Porto Seguro SA	900	13,151
Rumo SA (a)	12,700	56,820
Sul America SA unit	2,900	19,326
Suzano Papel e Celulose SA	5,400	54,921
TIM Participacoes SA	9,200	28,652
Ultrapar Participacoes SA	4,100	48,751
Vale SA	37,873	577,127
Weg SA	9,480	45,852

TOTAL BRAZIL		2,806,043

Canada - 6.3%
Agnico Eagle Mines Ltd. (Canada)	2,906	102,647
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,175	247,144
AltaGas Ltd.	3,321	41,751
ARC Resources Ltd.	4,074	37,941
ATCO Ltd. Class I (non-vtg.)	974	28,396
Bank of Montreal	7,603	568,471
Bank of Nova Scotia	14,279	766,312
Barrick Gold Corp.	14,122	176,894
Bausch Health Cos., Inc. (Canada) (a)	3,809	87,150
BCE, Inc.	1,855	71,793
BlackBerry Ltd. (a)	6,371	58,800
Bombardier, Inc. Class B (sub. vtg.) (a)	24,189	58,614
Brookfield Asset Management, Inc. Class A	10,077	411,209
CAE, Inc.	3,348	59,053
Cameco Corp.	4,451	47,673
Canadian Imperial Bank of Commerce	5,275	455,514
Canadian National Railway Co.	8,778	750,409
Canadian Natural Resources Ltd.	14,696	403,220
Canadian Pacific Railway Ltd.	1,711	350,882
Canadian Tire Ltd. Class A (non-vtg.)	749	84,285
Canadian Utilities Ltd. Class A (non-vtg.)	1,567	37,174
CCL Industries, Inc. Class B	1,794	75,469
Cenovus Energy, Inc. (Canada)	12,659	107,122
CGI Group, Inc. Class A (sub. vtg.) (a)	3,049	188,297
CI Financial Corp.	3,120	46,144
Constellation Software, Inc.	241	165,862
Crescent Point Energy Corp.	6,418	30,324
Dollarama, Inc.	3,760	103,993
Emera, Inc.	761	23,481
Empire Co. Ltd. Class A (non-vtg.)	2,078	37,805
Enbridge, Inc.	20,371	634,751
Encana Corp.	11,612	118,550
Fairfax Financial Holdings Ltd. (sub. vtg.)	334	162,300
Finning International, Inc.	1,921	39,895
First Capital Realty, Inc.	2,105	31,404
First Quantum Minerals Ltd.	8,482	84,662
Fortis, Inc.	5,076	167,728
Franco-Nevada Corp.	2,251	140,588
George Weston Ltd.	561	40,803
Gildan Activewear, Inc.	2,664	79,630
Goldcorp, Inc.	10,684	96,496
Great-West Lifeco, Inc.	3,677	84,380
H&R (REIT) unit	1,722	26,044
Husky Energy, Inc.	4,362	61,663
Hydro One Ltd. (b)	4,170	60,660
IGM Financial, Inc.	1,025	25,172
Imperial Oil Ltd.	3,477	108,606
Industrial Alliance Insurance and Financial Services, Inc.	1,241	43,873
Intact Financial Corp.	1,688	133,365
Inter Pipeline Ltd.	4,680	75,900
Keyera Corp.	2,383	59,374
Kinross Gold Corp. (a)	13,902	36,116
Linamar Corp.	593	24,554
Loblaw Companies Ltd.	2,287	114,380
Lundin Mining Corp.	7,714	31,701
Magna International, Inc. Class A (sub. vtg.)	4,019	197,859
Manulife Financial Corp.	23,755	374,067
Methanex Corp.	837	54,202
Metro, Inc. Class A (sub. vtg.)	2,980	93,512
National Bank of Canada	4,055	184,076
Nutrien Ltd.	7,589	401,745
Onex Corp. (sub. vtg.)	1,062	69,821
Open Text Corp.	3,226	108,902
Pembina Pipeline Corp.	6,027	194,941
Power Corp. of Canada (sub. vtg.)	4,308	88,945
Power Financial Corp.	3,111	66,996
PrairieSky Royalty Ltd.	2,472	37,556
Restaurant Brands International, Inc.	2,828	154,928
Restaurant Brands International, Inc.	12	657
RioCan (REIT)	1,965	35,824
Rogers Communications, Inc. Class B (non-vtg.)	4,348	223,898
Royal Bank of Canada	17,150	1,249,594
Saputo, Inc.	2,822	85,982
Seven Generations Energy Ltd. (a)	3,126	33,505
Shaw Communications, Inc. Class B	5,597	104,206
Shopify, Inc. Class A (a)	1,058	146,165
Smart (REIT)	921	21,044
SNC-Lavalin Group, Inc.	2,141	76,438
Sun Life Financial, Inc.	7,276	266,456
Suncor Energy, Inc.	19,521	654,827
Teck Resources Ltd. Class B (sub. vtg.)	6,135	126,806
TELUS Corp.	2,298	78,692
The Toronto-Dominion Bank	21,962	1,218,341
Thomson Reuters Corp.	3,407	158,568
Tourmaline Oil Corp.	3,338	48,684
TransCanada Corp.	10,672	402,414
Turquoise Hill Resources Ltd. (a)	10,887	18,359
Vermilion Energy, Inc.	1,786	47,362
West Fraser Timber Co. Ltd.	672	33,762
Wheaton Precious Metals Corp.	5,453	89,637
WSP Global, Inc.	1,286	64,200

TOTAL CANADA		15,319,395

Cayman Islands - 3.7%
3SBio, Inc. (b)	13,000	18,865
51job, Inc. sponsored ADR (a)	354	21,739
58.com, Inc. ADR (a)	1,115	73,133
AAC Technology Holdings, Inc.	8,500	64,747
Agile Property Holdings Ltd.	18,000	20,520
Airtac International Group	2,000	17,215
Alibaba Group Holding Ltd. sponsored ADR (a)	13,812	1,965,171
Anta Sports Products Ltd.	12,000	49,273
ASM Pacific Technology Ltd.	3,500	30,216
Autohome, Inc. ADR Class A (c)	738	53,416
Baidu.com, Inc. sponsored ADR (a)	3,306	628,338
Baozun, Inc. sponsored ADR (a)(c)	423	16,840
Car, Inc. (a)	7,000	5,552
Chailease Holding Co. Ltd.	13,260	37,775
Cheung Kong Property Holdings Ltd.	31,000	201,213
China Conch Venture Holdings Ltd.	18,500	51,900
China First Capital Group Ltd. (a)	44,000	17,730
China Literature Ltd. (a)(b)	1,800	9,721
China Medical System Holdings Ltd.	15,000	17,846
China Mengniu Dairy Co. Ltd.	34,000	100,154
China Resources Cement Holdings Ltd.	26,000	22,910
China Resources Land Ltd.	34,000	115,328
China State Construction International Holdings Ltd.	20,000	14,257
China Zhongwang Holdings Ltd.	15,600	6,923
Chong Sing Holdings Fintech Group (a)	164,000	7,424
CIFI Holdings Group Co. Ltd.	40,000	16,731
CK Hutchison Holdings Ltd.	32,000	322,165
Country Garden Holdings Co. Ltd.	92,000	98,430
Country Garden Services Holdings Co. Ltd. (a)	12,000	15,486
Ctrip.com International Ltd. ADR (a)(c)	4,928	164,004
Dali Foods Group Co. Ltd. (b)	19,500	13,925
ENN Energy Holdings Ltd.	9,000	76,492
Evergrande Real Estate Group Ltd.	32,000	76,308
Fang Holdings Ltd. ADR (a)	2,015	4,090
Fullshare Holdings Ltd.	85,000	33,059
Future Land Development Holding Ltd.	18,000	10,329
GCL-Poly Energy Holdings Ltd. (a)	142,000	8,420
GDS Holdings Ltd. ADR (a)(c)	795	18,659
Geely Automobile Holdings Ltd.	60,000	114,767
General Interface Solution Holding Ltd.	2,000	6,621
Genscript Biotech Corp. (a)	8,000	12,201
Greentown China Holdings Ltd.	8,500	5,896
Greentown Service Group Co. Ltd.	12,000	7,927
Haitian International Holdings Ltd.	7,000	13,657
Hengan International Group Co. Ltd.	9,000	71,271
Huazhu Group Ltd. ADR	1,434	37,513
JD.com, Inc. sponsored ADR (a)	8,666	203,824
Jiayuan International Group Ltd.	10,134	17,782
Kaisa Group Holdings Ltd.	20,000	4,871
Kingboard Chemical Holdings Ltd.	8,500	22,762
Kingboard Laminates Holdings Ltd.	10,500	8,034
Kingdee International Software Group Co. Ltd.	26,000	21,219
Kingsoft Corp. Ltd.	8,000	11,324
KWG Property Holding Ltd.	12,000	9,166
Lee & Man Paper Manufacturing Ltd.	16,000	13,690
Lijun International Pharmaceutical Holding Ltd.	14,000	11,765
Logan Property Holdings Co. Ltd.	14,000	12,925
Longfor Properties Co. Ltd.	16,500	40,061
Meitu, Inc. (a)(b)	16,500	8,606
Melco Crown Entertainment Ltd. sponsored ADR	3,029	50,372
MGM China Holdings Ltd.	9,200	12,999
Minth Group Ltd.	8,000	25,912
Momo, Inc. ADR (a)	1,787	59,990
NetEase, Inc. ADR	943	196,003
New Oriental Education & Technology Group, Inc. sponsored ADR	1,719	100,579
Nexteer Auto Group Ltd.	11,000	15,430
Noah Holdings Ltd. sponsored ADR (a)	275	10,370
Sands China Ltd.	29,200	115,058
Semiconductor Manufacturing International Corp. (a)	34,500	28,498
Shenzhou International Group Holdings Ltd.	9,000	99,389
Shimao Property Holdings Ltd.	14,000	27,386
Shui On Land Ltd.	34,500	6,951
SINA Corp. (a)	824	52,167
Sino Biopharmaceutical Ltd.	86,500	77,544
SOHO China Ltd.	31,000	10,515
Sunac China Holdings Ltd.	29,000	78,769
Sunny Optical Technology Group Co. Ltd.	8,800	76,308
TAL Education Group ADR (a)	4,282	124,092
Tencent Holdings Ltd.	68,100	2,333,056
Tingyi (Cayman Islands) Holding Corp.	22,000	32,543
Towngas China Co. Ltd.	9,181	6,673
Uni-President China Holdings Ltd.	13,000	12,615
Vipshop Holdings Ltd. ADR (a)	4,833	23,488
Want Want China Holdings Ltd.	58,000	41,418
Weibo Corp. sponsored ADR (a)	621	36,645
WH Group Ltd. (b)	106,000	74,209
Wharf Real Estate Investment Co. Ltd.	15,000	92,866
Wuxi Biologics (Cayman), Inc. (a)	6,000	42,732
Wynn Macau Ltd.	17,200	35,488
Xinyi Solar Holdings Ltd.	29,098	9,091
Yuzhou Properties Co.	16,000	5,713
YY, Inc. ADR (a)	627	40,065
Zhen Ding Technology Holding Ltd.	4,000	9,134
Zhongsheng Group Holdings Ltd. Class H	5,500	10,029

TOTAL CAYMAN ISLANDS		9,056,283

Chile - 0.2%
Aguas Andinas SA	28,438	14,873
Banco de Chile	312,975	43,618
Banco de Credito e Inversiones	581	36,425
Banco de Credito e Inversiones rights 11/29/18 (a)	44	135
Banco Santander Chile	816,607	60,306
Cencosud SA	17,336	35,618
Colbun SA	83,271	15,852
Compania Cervecerias Unidas SA	1,513	18,869
Compania de Petroleos de Chile SA (COPEC)	4,890	68,713
CorpBanca SA	1,664,747	15,428
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,612	11,696
Empresas CMPC SA	13,976	48,112
Enel Chile SA	347,870	30,238
Enersis SA	318,904	49,897
LATAM Airlines Group SA	3,804	34,706
S.A.C.I. Falabella	8,929	67,416
S.A.C.I. Falabella rights 11/17/18 (a)	309	31

TOTAL CHILE		551,933

China - 2.5%
Agricultural Bank of China Ltd. (H Shares)	366,000	160,552
Air China Ltd. (H Shares)	28,000	22,530
Aluminum Corp. of China Ltd. (H Shares) (a)	40,000	14,486
Angang Steel Co. Ltd. (H Shares)	10,000	8,506
Anhui Conch Cement Co. Ltd. (H Shares)	16,000	82,633
AviChina Industry & Technology Co. Ltd. (H Shares)	23,000	15,310
Baic Motor Corp. Ltd. (b)	17,000	9,538
Bank Communications Co. Ltd. (H Shares)	115,000	86,229
Bank of Beijing Co. Ltd. Class A	22,200	19,350
Bank of China Ltd.	6,000	3,200
Bank of China Ltd. (H Shares)	955,000	406,748
Bank of Jiangsu Co. Ltd. Class A	24,700	22,980
Bank of Nanjing Co. Ltd. Class A	6,000	6,305
Bank of Shanghai Co. Ltd. Class A	6,860	12,008
Baoshan Iron & Steel Co. Ltd.	7,300	8,006
BBMG Corp. (H Shares)	24,000	6,611
Beijing Capital International Airport Co. Ltd. (H Shares)	18,000	19,488
BOE Technology Group Co. Ltd. Class A	18,600	7,333
BYD Co. Ltd. (H Shares)	8,000	51,462
CGN Power Co. Ltd. (H Shares) (b)	132,000	30,299
China Cinda Asset Management Co. Ltd. (H Shares)	114,000	27,911
China CITIC Bank Corp. Ltd. (H Shares)	111,000	68,650
China Coal Energy Co. Ltd. (H Shares)	18,000	8,057
China Communications Construction Co. Ltd. (H Shares)	53,000	48,459
China Communications Services Corp. Ltd. (H Shares)	26,000	21,020
China Construction Bank Corp. (H Shares)	1,153,000	914,960
China Eastern Airlines Corp. Ltd. (H Shares)	14,000	7,730
China Everbright Bank Co. Ltd. (H Shares)	28,000	12,461
China Fortune Land Development Co. Ltd. Class A	2,300	7,699
China Galaxy Securities Co. Ltd. (H Shares)	33,500	16,831
China Huarong Asset Management Co. Ltd. (b)	141,000	25,532
China International Capital Corp. Ltd. Class H	14,400	23,651
China International Marine Containers (Group) Ltd. (H Shares)	4,400	3,883
China International Travel Service Corp. Ltd. (A Shares)	900	6,926
China Life Insurance Co. Ltd. (H Shares)	91,000	182,346
China Longyuan Power Grid Corp. Ltd. (H Shares)	41,000	31,161
China Merchants Bank Co. Ltd. (H Shares)	51,500	198,331
China Merchants Securities Co. Ltd. Class A	3,800	7,207
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,500	9,433
China Minsheng Banking Corp. Ltd. (H Shares)	76,400	56,312
China Molybdenum Co. Ltd. (H Shares)	48,000	17,812
China National Building Materials Co. Ltd. (H Shares)	43,000	30,707
China National Nuclear Power Co. Ltd. Class A	11,400	9,103
China Oilfield Services Ltd. (H Shares)	18,000	16,871
China Pacific Insurance (Group) Co. Ltd. (H Shares)	33,400	124,367
China Petroleum & Chemical Corp. (H Shares)	310,000	252,519
China Railway Construction Corp. Ltd. (H Shares)	25,500	32,257
China Railway Group Ltd. (H Shares)	45,000	40,169
China Railway Signal & Communications Corp. (b)	14,000	9,391
China Reinsurance Group Corp.	53,000	10,138
China Shenhua Energy Co. Ltd.:
(H Shares)	36,500	82,663
Class A	5,800	16,663
China Shipping Container Lines Co. Ltd. (H Shares) (a)	37,000	3,775
China Shipping Development Co. Ltd. (H Shares)	12,000	6,565
China Southern Airlines Ltd. (H Shares)	32,000	17,302
China State Construction Engineering Corp. Ltd. Class A	5,600	4,319
China Telecom Corp. Ltd. (H Shares)	168,000	79,266
China Tower Corp. Ltd. Class H	420,000	63,734
China United Network Communications Ltd. Class A	13,100	10,179
China Vanke Co. Ltd. (H Shares)	15,900	48,966
China Yangtze Power Co. Ltd. Class A	2,000	4,476
Chongqing Changan Automobile Co. Ltd. (B Shares)	8,000	5,386
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	26,000	14,323
CITIC Securities Co. Ltd. (H Shares)	27,500	48,394
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)	25,500	9,105
CRRC Corp. Ltd. (H Shares)	50,000	43,867
Daqin Railway Co. Ltd. (A Shares)	6,400	7,395
Datang International Power Generation Co. Ltd. (H Shares)	26,000	5,802
Dongfeng Motor Group Co. Ltd. (H Shares)	30,000	29,533
Focus Media Information Technology Co. Ltd. Class A	7,100	6,107
Foshan Haitian Flavouring & Food Co. Ltd. Class A	900	8,331
Fuyao Glass Industries Group Co. Ltd.	7,600	22,436
GF Securities Co. Ltd. (H Shares)	15,400	19,913
Great Wall Motor Co. Ltd. (H Shares)	44,500	26,330
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	1,800	9,821
Guangzhou Automobile Group Co. Ltd. (H Shares)	38,000	38,427
Guangzhou R&F Properties Co. Ltd. (H Shares)	9,600	15,057
Guotai Junan Securities Co. Ltd. Class H	6,200	13,061
Haitong Securities Co. Ltd. (H Shares)	46,000	46,282
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,400	4,857
Huadian Power International Corp. Ltd. (H Shares)	16,000	6,060
Huaneng Power International, Inc. (H Shares)	52,000	28,977
Huaneng Renewables Corp. Ltd. (H Shares)	50,000	12,816
Huatai Securities Co. Ltd. (H Shares) (b)	22,000	35,348
Huaxia Bank Co. Ltd. Class A	10,400	11,927
Industrial & Commercial Bank of China Ltd. (H Shares)	841,000	570,596
Industrial Bank Co. Ltd. Class A	11,500	26,575
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	2,000	6,331
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	18,000	21,384
Jiangsu Expressway Co. Ltd. (H Shares)	18,000	24,147
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	500	4,414
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	300	3,801
Jiangxi Copper Co. Ltd. (H Shares)	13,000	14,323
Kangmei Pharmaceutical Co. Ltd. Class A	3,200	5,665
Kweichow Moutai Co. Ltd. (A Shares)	300	23,606
Legend Holdings Corp. (b)	5,700	15,482
Metallurgical Corp. China Ltd. (H Shares)	28,000	6,784
Midea Group Co. Ltd. Class A	1,100	5,841
New China Life Insurance Co. Ltd. (H Shares)	9,700	45,334
Orient Securities Co. Ltd. Class A	4,800	6,344
People's Insurance Co. of China Group (H Shares)	86,000	35,093
PetroChina Co. Ltd. (H Shares)	258,000	185,508
PICC Property & Casualty Co. Ltd. (H Shares)	84,000	81,408
Ping An Bank Co. Ltd. Class A	9,800	15,327
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	64,500	607,416
Poly Developments & Holdings Class A	4,400	7,948
Postal Savings Bank of China Co. Ltd.	26,000	15,517
Power Construction Corp. of China Ltd. Class A	10,500	7,120
Qingdao Haier Co. Ltd.	4,200	7,623
SAIC Motor Corp. Ltd.	1,000	3,886
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	24,000	21,454
Shanghai Electric Group Co. Ltd. (H Shares)	24,000	7,804
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	6,000	17,980
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	12,300	15,621
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	12,100	26,724
Shanghai Pudong Development Bank Co. Ltd.	12,200	19,203
Shenwan Hongyuan Group Co. Ltd. Class A	14,000	8,951
Sinopec Engineering Group Co. Ltd. (H Shares)	12,500	11,620
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	34,000	14,915
Sinopharm Group Co. Ltd. (H Shares)	14,800	71,339
Sinotrans Ltd. (H Shares)	20,000	6,963
Suning.com Co. Ltd. Class A	4,400	7,178
Tong Ren Tang Technologies Co. Ltd. (H Shares)	6,000	8,585
TravelSky Technology Ltd. (H Shares)	10,000	24,229
Tsingtao Brewery Co. Ltd. (H Shares)	4,000	15,787
Weichai Power Co. Ltd. (H Shares)	24,000	23,719
Wuliangye Yibin Co. Ltd. Class A	1,000	6,903
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	6,400	4,766
Yanzhou Coal Mining Co. Ltd. (H Shares)	26,000	24,568
Zhaojin Mining Industry Co. Ltd. (H Shares)	10,000	8,824
Zhejiang Expressway Co. Ltd. (H Shares)	16,000	13,405
ZhongAn Online P & C Insurance Co. Ltd. Class H (a)(b)	1,600	5,315
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	7,000	37,401
Zijin Mng Group Co. Ltd. (H Shares)	76,000	28,202
ZTE Corp. (H Shares)	11,800	17,997

TOTAL CHINA		6,219,857

Colombia - 0.1%
Bancolombia SA	2,616	24,604
Cementos Argos SA	5,086	11,090
Ecopetrol SA	59,863	69,541
Grupo de Inversiones Suramerica SA	2,359	23,007
Interconexion Electrica SA ESP	5,555	20,636
Inversiones Argos SA	3,671	17,104

TOTAL COLOMBIA		165,982

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	1,846	43,930
Komercni Banka A/S	956	36,317
MONETA Money Bank A/S (b)	6,836	22,686
Telefonica Czech Rep A/S	467	4,914

TOTAL CZECH REPUBLIC		107,847

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	49	58,322
Series B	77	97,190
Carlsberg A/S Series B	1,279	141,086
Christian Hansen Holding A/S	1,180	119,274
Coloplast A/S Series B	1,405	131,181
Danske Bank A/S	8,574	164,467
DONG Energy A/S (b)	2,246	142,700
DSV de Sammensluttede Vognmaend A/S	2,236	179,779
Genmab A/S (a)	740	101,379
H Lundbeck A/S	773	36,098
ISS Holdings A/S	2,025	66,589
Novo Nordisk A/S Series B	21,715	937,796
Novozymes A/S Series B	2,597	128,334
Pandora A/S	1,324	82,834
Tryg A/S	1,424	34,417
Vestas Wind Systems A/S	2,345	147,068
William Demant Holding A/S (a)	1,194	39,299

TOTAL DENMARK		2,607,813

Egypt - 0.0%
Commercial International Bank SAE	8,277	36,720
Commercial International Bank SAE sponsored GDR	3,362	14,608
Eastern Tobacco Co.	12,960	11,485
Elsewedy Electric Co.	7,370	6,190

TOTAL EGYPT		69,003

Finland - 0.8%
Elisa Corp. (A Shares)	1,722	68,557
Fortum Corp.	5,303	111,690
Kone Oyj (B Shares)	4,046	197,148
Metso Corp.	1,157	36,575
Neste Oyj	1,528	125,925
Nokia Corp.	67,182	379,483
Nokian Tyres PLC	1,418	45,099
Nordea Bank ABP (a)	36,090	313,884
Orion Oyj (B Shares)	1,223	42,111
Sampo Oyj (A Shares)	5,221	240,446
Stora Enso Oyj (R Shares)	6,582	99,190
UPM-Kymmene Corp.	6,335	203,851
Wartsila Corp.	5,343	91,109

TOTAL FINLAND		1,955,068

France - 6.5%
Accor SA	2,283	104,520
Aeroports de Paris	355	74,347
Air Liquide SA	5,103	618,451
Alstom SA	1,876	82,126
Amundi SA (b)	683	40,676
Arkema SA	843	88,589
Atos Origin SA	1,139	97,763
AXA SA	23,083	577,691
BIC SA	315	30,184
bioMerieux SA	516	39,392
BNP Paribas SA	13,403	700,295
Bollore SA	10,235	43,380
Bouygues SA	2,681	97,901
Bureau Veritas SA	3,143	71,020
Capgemini SA	1,914	234,132
Carrefour SA	6,990	135,780
Casino Guichard Perrachon SA	659	29,110
CNP Assurances	1,988	44,359
Compagnie de St. Gobain	5,977	225,162
Credit Agricole SA	13,626	174,514
Danone SA	7,333	519,275
Dassault Aviation SA	29	48,121
Dassault Systemes SA	1,548	194,358
Edenred SA	2,820	107,097
EDF SA	6,968	115,859
Eiffage SA	969	94,849
ENGIE	21,764	290,265
Essilor International SA	2,462	336,722
Eurazeo SA	579	42,332
Eutelsat Communications	1,992	40,409
Faurecia SA	956	46,464
Fonciere des Regions	431	43,325
Gecina SA	556	81,679
Groupe Eurotunnel SA	5,798	72,993
Hermes International SCA	375	214,496
ICADE	370	31,389
Iliad SA	298	34,512
Imerys SA	384	23,704
Ingenico SA	685	48,600
Ipsen SA	470	65,266
JCDecaux SA	827	27,221
Kering SA	904	403,013
Klepierre SA	2,469	83,895
L'Oreal SA	3,012	678,556
Legrand SA	3,218	210,455
LVMH Moet Hennessy - Louis Vuitton SA	3,316	1,006,092
Michelin CGDE Series B	2,032	208,025
Natixis SA	11,288	66,049
Orange SA	23,856	372,353
Pernod Ricard SA	2,533	386,742
Peugeot Citroen SA	7,033	167,523
Publicis Groupe SA	2,499	145,034
Remy Cointreau SA	246	29,228
Renault SA	2,298	171,969
Rexel SA	3,425	43,720
Safran SA	3,985	514,973
Sanofi SA	13,461	1,202,883
Schneider Electric SA	6,540	472,915
SCOR SE	1,976	91,313
SEB SA	264	37,886
Societe Generale Series A	9,175	336,335
Sodexo SA	1,093	111,567
SR Teleperformance SA	685	112,966
Suez Environnement SA	4,662	67,510
Thales SA	1,274	163,059
Total SA	28,875	1,694,253
Ubisoft Entertainment SA (a)	957	86,174
Valeo SA	2,882	92,957
Veolia Environnement SA	6,425	128,226
VINCI SA	6,031	536,755
Vivendi SA	12,448	300,225
Wendel SA	322	41,796

TOTAL FRANCE		15,952,775

Germany - 5.5%
adidas AG	2,246	529,138
Allianz SE	5,244	1,092,430
Axel Springer Verlag AG	576	38,296
BASF AG	10,950	840,287
Bayer AG	11,154	854,982
Bayerische Motoren Werke AG (BMW)	3,991	344,591
Beiersdorf AG	1,205	124,747
Brenntag AG	1,880	98,314
Commerzbank AG (a)	12,058	113,890
Continental AG	1,313	217,052
Covestro AG (b)	2,303	148,997
Daimler AG (Germany)	10,845	643,169
Delivery Hero AG (a)(b)	1,150	46,423
Deutsche Bank AG	23,489	230,158
Deutsche Borse AG	2,301	290,783
Deutsche Lufthansa AG	2,875	57,833
Deutsche Post AG	11,788	372,209
Deutsche Telekom AG	39,721	651,491
Deutsche Wohnen AG (Bearer)	4,215	193,065
Drillisch AG	695	31,047
E.ON AG	26,354	254,845
Evonik Industries AG	1,966	61,014
Fraport AG Frankfurt Airport Services Worldwide	490	37,906
Fresenius Medical Care AG & Co. KGaA	2,576	202,259
Fresenius SE & Co. KGaA	4,970	315,872
GEA Group AG	2,093	63,675
Hannover Reuck SE	746	100,634
HeidelbergCement Finance AG	1,785	121,307
Henkel AG & Co. KGaA	1,158	113,585
Hochtief AG	233	34,572
Hugo Boss AG	786	56,247
Infineon Technologies AG	13,649	273,484
innogy SE (b)	1,691	74,697
K&S AG	2,133	39,791
KION Group AG	902	52,819
Lanxess AG	1,052	65,249
MAN SE	447	46,579
Merck KGaA	1,559	167,080
Metro Wholesale & Food Specialist AG	2,376	35,793
MTU Aero Engines Holdings AG	629	133,796
Muenchener Rueckversicherungs AG	1,785	384,037
OSRAM Licht AG	1,124	45,602
ProSiebenSat.1 Media AG	2,826	65,257
Puma AG	93	47,823
RWE AG	6,202	120,965
SAP SE	11,711	1,253,938
Schaeffler AG	2,092	22,112
Siemens AG	9,122	1,048,545
Siemens Healthineers AG (b)	1,770	73,355
Symrise AG	1,475	123,896
Telefonica Deutschland Holding AG	8,903	34,638
Thyssenkrupp AG	5,273	110,939
TUI AG	302	4,998
TUI AG (GB)	5,036	83,617
Uniper SE	2,409	69,605
United Internet AG	1,399	57,964
Volkswagen AG	446	73,653
Vonovia SE	5,776	264,435
Wirecard AG	1,403	262,838
Zalando SE (a)	1,376	53,302

TOTAL GERMANY		13,371,625

Greece - 0.1%
Alpha Bank AE (a)	14,407	21,785
EFG Eurobank Ergasias SA (a)	19,681	13,264
Ff Group (a)(d)	256	1,113
Greek Organization of Football Prognostics SA	2,686	25,251
Hellenic Telecommunications Organization SA	2,644	29,498
Jumbo SA	1,096	15,989
Motor Oil (HELLAS) Corinth Refineries SA	698	16,523
National Bank of Greece SA (a)	5,901	10,226
Piraeus Bank SA	2,200	3,239
Titan Cement Co. SA (Reg.)	726	15,986

TOTAL GREECE		152,874

Hong Kong - 2.4%
AIA Group Ltd.	144,200	1,091,345
Bank of East Asia Ltd.	15,081	48,847
Beijing Enterprises Holdings Ltd.	6,500	35,144
BOC Hong Kong (Holdings) Ltd.	44,500	166,266
BYD Electronic International Co. Ltd.	11,500	13,477
China Agri-Industries Holdings Ltd.	21,000	7,016
China Everbright International Ltd.	47,888	38,167
China Everbright Ltd.	12,000	21,209
China Jinmao Holdings Group Ltd.	60,000	25,172
China Merchants Holdings International Co. Ltd.	16,131	27,441
China Mobile Ltd.	73,500	688,539
China Overseas Land and Investment Ltd.	46,000	144,008
China Power International Development Ltd.	40,000	7,906
China Resources Beer Holdings Co. Ltd.	18,000	62,548
China Resources Pharmaceutical Group Ltd. (b)	19,500	28,596
China Resources Power Holdings Co. Ltd.	22,000	38,659
China Taiping Insurance Group Ltd.	20,000	66,820
China Travel International Investment HK Ltd.	22,000	5,891
China Unicom Ltd.	76,000	79,492
CITIC Pacific Ltd.	71,000	106,474
CLP Holdings Ltd.	19,500	218,574
CNOOC Ltd.	214,000	364,438
CSPC Pharmaceutical Group Ltd.	56,000	118,113
Far East Horizon Ltd.	30,000	29,074
Fosun International Ltd.	29,000	42,306
Galaxy Entertainment Group Ltd.	28,000	151,391
Guangdong Investment Ltd.	34,000	60,699
Hang Lung Group Ltd.	10,000	24,586
Hang Lung Properties Ltd.	23,000	41,648
Hang Seng Bank Ltd.	9,100	213,054
Henderson Land Development Co. Ltd.	16,100	74,937
Hong Kong & China Gas Co. Ltd.	110,110	210,325
Hong Kong Exchanges and Clearing Ltd.	14,132	374,837
Hua Hong Semiconductor Ltd. (b)	5,000	8,697
Hysan Development Co. Ltd.	7,000	32,804
i-CABLE Communications Ltd. (a)	531	9
Lenovo Group Ltd.	82,000	52,178
Link (REIT)	25,500	225,996
MMG Ltd. (a)	24,000	8,998
MTR Corp. Ltd.	18,104	87,727
New World Development Co. Ltd.	70,070	88,817
PCCW Ltd.	43,000	23,578
Power Assets Holdings Ltd.	16,500	110,148
Shanghai Industrial Holdings Ltd.	5,000	10,508
Shenzhen Investment Ltd.	30,000	8,608
Sino Land Ltd.	38,000	59,603
Sino-Ocean Group Holding Ltd.	31,000	12,136
Sinotruk Hong Kong Ltd.	6,500	9,333
SJM Holdings Ltd.	28,000	22,602
Sun Art Retail Group Ltd.	25,500	27,867
Sun Hung Kai Properties Ltd.	19,000	246,928
Swire Pacific Ltd. (A Shares)	6,000	62,242
Swire Properties Ltd.	13,400	45,709
Techtronic Industries Co. Ltd.	17,000	79,559
Wharf Holdings Ltd.	16,000	39,908
Wheelock and Co. Ltd.	10,000	53,367
Winteam Pharmaceutical Group Ltd.	22,000	13,999
Yuexiu Property Co. Ltd.	66,000	10,436

TOTAL HONG KONG		5,968,756

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	4,273	44,809
OTP Bank PLC	2,710	97,376
Richter Gedeon PLC	1,880	34,957

TOTAL HUNGARY		177,142

India - 2.0%
Adani Ports & Special Economic Zone Ltd.	6,557	28,268
Ambuja Cements Ltd.	7,478	19,934
Ashok Leyland Ltd.	14,204	22,028
Asian Paints Ltd.	3,533	58,775
Aurobindo Pharma Ltd.	3,253	34,815
Avenue Supermarts Ltd. (a)(b)	1,510	27,316
Axis Bank Ltd. (a)	21,543	169,641
Bajaj Auto Ltd.	986	34,578
Bajaj Finance Ltd.	2,070	66,683
Bajaj Finserv Ltd.	444	32,445
Bharat Forge Ltd.	2,123	16,789
Bharat Heavy Electricals Ltd.	7,154	6,650
Bharat Petroleum Corp. Ltd.	9,564	35,574
Bharti Airtel Ltd.	16,820	66,486
Bharti Infratel Ltd.	3,143	11,442
Bosch Ltd. (a)	92	24,563
Britannia Industries Ltd.	378	28,846
Cadila Healthcare Ltd.	2,768	13,475
Cipla Ltd. (a)	4,373	37,205
Coal India Ltd.	9,000	32,387
Container Corp. of India Ltd.	1,624	13,916
Dabur India Ltd.	6,131	31,894
Dr. Reddy's Laboratories Ltd.	1,261	43,310
Eicher Motors Ltd.	167	49,370
GAIL India Ltd.	8,890	44,985
Glenmark Pharmaceuticals Ltd.	1,882	15,815
Godrej Consumer Products Ltd.	4,083	40,016
Grasim Industries Ltd. (a)	3,725	41,982
Havells India Ltd. (a)	3,395	29,644
HCL Technologies Ltd.	6,644	94,827
Hero Motocorp Ltd.	618	23,082
Hindalco Industries Ltd.	13,576	40,456
Hindustan Petroleum Corp. Ltd.	8,365	25,352
Hindustan Unilever Ltd.	7,747	169,866
Housing Development Finance Corp. Ltd.	19,005	454,632
ICICI Bank Ltd.	28,525	136,787
Indiabulls Housing Finance Ltd.	3,381	38,153
Indian Oil Corp. Ltd.	17,019	31,859
Infosys Ltd.	41,459	383,047
Infosys Ltd. sponsored ADR	186	1,761
InterGlobe Aviation Ltd. (b)	909	10,925
ITC Ltd.	40,578	153,676
JSW Steel Ltd.	9,971	45,757
Larsen & Toubro Ltd.	5,674	99,540
LIC Housing Finance Ltd.	3,606	20,044
Lupin Ltd. (a)	2,684	32,133
Mahindra & Mahindra Financial Services Ltd. (a)	3,699	20,456
Mahindra & Mahindra Ltd.	8,894	92,109
Marico Ltd.	6,091	26,461
Maruti Suzuki India Ltd.	1,260	112,719
Motherson Sumi Systems Ltd. (a)	12,475	27,536
Nestle India Ltd.	248	34,027
NTPC Ltd.	25,032	54,034
Oil & Natural Gas Corp. Ltd.	16,451	34,088
Page Industries Ltd.	61	24,292
Petronet LNG Ltd.	8,132	24,816
Pidilite Industries Ltd.	1,685	21,845
Piramal Enterprises Ltd.	930	27,322
Power Grid Corp. of India Ltd.	17,796	44,743
Rec Ltd.	8,804	13,856
Reliance Industries Ltd.	34,029	488,281
Shree Cement Ltd.	103	19,382
Shriram Transport Finance Co. Ltd.	1,964	30,931
Siemens India Ltd.	567	7,143
State Bank of India (a)	22,101	84,089
Sun Pharmaceutical Industries Ltd.	10,227	80,235
Tata Consultancy Services Ltd.	10,916	286,058
Tata Motors Ltd. (a)	19,465	47,154
Tata Power Co. Ltd.	12,640	13,083
Tata Steel Ltd.	4,405	32,987
Tech Mahindra Ltd. (a)	5,315	53,459
Titan Co. Ltd.	3,555	40,597
Ultratech Cemco Ltd. (a)	1,191	56,352
United Spirits Ltd. (a)	2,960	23,084
UPL Ltd. (a)	4,169	38,012
Vedanta Ltd. (a)	15,297	43,672
Vodafone Idea Ltd. (a)	17,495	9,143
Wipro Ltd.	12,814	57,353
Yes Bank Ltd.	21,147	53,782
Zee Entertainment Enterprises Ltd.	5,462	33,314

TOTAL INDIA		4,897,144

Indonesia - 0.5%
PT Adaro Energy Tbk	149,700	16,248
PT Astra International Tbk	245,800	127,730
PT Bank Central Asia Tbk	118,500	184,346
PT Bank Danamon Indonesia Tbk Series A	42,200	20,611
PT Bank Mandiri (Persero) Tbk	225,700	101,412
PT Bank Negara Indonesia (Persero) Tbk	86,400	41,630
PT Bank Rakyat Indonesia Tbk	667,300	138,266
PT Bank Tabungan Negara Tbk	32,900	4,588
PT Bumi Serpong Damai Tbk (a)	60,100	4,349
PT Charoen Pokphand Indonesia Tbk	99,400	35,961
PT Gudang Garam Tbk	5,700	27,108
PT Hanjaya Mandala Sampoerna Tbk	107,100	26,277
PT Indah Kiat Pulp & Paper Tbk	31,600	26,450
PT Indocement Tunggal Prakarsa Tbk	22,500	25,604
PT Indofood CBP Sukses Makmur Tbk	26,200	15,381
PT Indofood Sukses Makmur Tbk	59,000	23,189
PT Jasa Marga Tbk	20,400	5,569
PT Kalbe Farma Tbk	268,600	24,205
PT Matahari Department Store Tbk	26,200	8,358
PT Pakuwon Jati Tbk	192,000	6,037
PT Perusahaan Gas Negara Tbk Series B	115,600	16,881
PT Semen Gresik (Persero) Tbk	40,400	23,917
PT Surya Citra Media Tbk	47,300	4,885
PT Telekomunikasi Indonesia Tbk Series B	606,800	153,717
PT Tower Bersama Infrastructure Tbk	14,900	4,587
PT Unilever Indonesia Tbk	19,300	54,875
PT United Tractors Tbk	19,500	42,970
PT Waskita Karya Persero Tbk	36,300	3,438

TOTAL INDONESIA		1,168,589

Ireland - 0.4%
AIB Group PLC	9,102	44,042
Bank Ireland Group PLC	12,014	85,252
CRH PLC	10,015	298,729
CRH PLC sponsored ADR	31	923
DCC PLC (United Kingdom)	1,071	91,925
James Hardie Industries PLC CDI	5,279	70,243
Kerry Group PLC Class A	1,899	194,657
Paddy Power Betfair PLC (Ireland)	968	83,546
Ryanair Holdings PLC (a)	493	6,670
Ryanair Holdings PLC sponsored ADR (a)	220	18,216
Smurfit Kappa Group PLC	2,739	89,285

TOTAL IRELAND		983,488

Isle of Man - 0.1%
Gaming VC Holdings SA	6,632	79,430
Genting Singapore Ltd.	76,000	48,284
NEPI Rockcastle PLC	4,433	38,280

TOTAL ISLE OF MAN		165,994

Israel - 0.3%
Azrieli Group	571	27,722
Bank Hapoalim BM (Reg.)	12,245	82,953
Bank Leumi le-Israel BM	17,959	112,103
Bezeq The Israel Telecommunication Corp. Ltd.	28,466	32,737
Check Point Software Technologies Ltd. (a)	1,513	167,943
Elbit Systems Ltd. (Israel)	263	31,462
Israel Chemicals Ltd.	8,557	49,366
Mizrahi Tefahot Bank Ltd.	1,808	30,465
NICE Systems Ltd. (a)	686	72,734
NICE Systems Ltd. sponsored ADR (a)	40	4,238
Teva Pharmaceutical Industries Ltd. sponsored ADR (c)	11,595	231,668

TOTAL ISRAEL		843,391

Italy - 1.2%
Assicurazioni Generali SpA	13,890	224,660
Atlantia SpA	5,963	119,951
Davide Campari-Milano SpA	7,305	56,222
Enel SpA	96,774	474,489
Eni SpA	30,187	536,114
Intesa Sanpaolo SpA	177,855	393,962
Leonardo SpA	4,652	50,531
Luxottica Group SpA	2,004	126,021
Mediobanca SpA	7,491	65,773
Moncler SpA	2,217	77,090
Pirelli & C. S.p.A. (b)	4,654	34,232
Poste Italiane SpA (b)	5,790	41,644
Prysmian SpA	2,921	56,773
Recordati SpA	1,241	42,056
Snam Rete Gas SpA	26,910	111,373
Telecom Italia SpA (a)	126,371	74,326
Terna SpA	16,795	86,839
UniCredit SpA	24,007	307,699

TOTAL ITALY		2,879,755

Japan - 15.8%
ABC-MART, Inc.	400	23,397
ACOM Co. Ltd.	4,300	15,891
AEON Co. Ltd.	7,300	167,551
AEON Financial Service Co. Ltd.	1,300	25,531
AEON MALL Co. Ltd.	1,000	18,514
Agc, Inc.	2,200	72,060
Air Water, Inc.	2,000	32,454
Aisin Seiki Co. Ltd.	2,000	78,610
Ajinomoto Co., Inc.	5,500	88,855
Alfresa Holdings Corp.	2,200	58,785
All Nippon Airways Ltd.	1,300	43,713
Alps Electric Co. Ltd.	2,300	54,217
Amada Holdings Co. Ltd.	4,100	38,625
Aozora Bank Ltd.	1,300	44,858
Asahi Group Holdings	4,300	188,964
Asahi Kasei Corp.	15,000	179,977
Asics Corp.	2,200	31,976
Astellas Pharma, Inc.	22,500	347,630
Bandai Namco Holdings, Inc.	2,300	81,841
Bank of Kyoto Ltd.	600	27,066
Benesse Holdings, Inc.	900	25,085
Bridgestone Corp.	7,200	277,627
Brother Industries Ltd.	2,600	47,721
Calbee, Inc.	1,100	36,558
Canon, Inc.	11,800	336,104
Casio Computer Co. Ltd.	2,300	34,714
Central Japan Railway Co.	1,700	326,245
Chiba Bank Ltd.	6,800	43,019
Chubu Electric Power Co., Inc.	7,300	105,271
Chugai Pharmaceutical Co. Ltd.	2,700	158,076
Chugoku Electric Power Co., Inc.	3,000	38,605
Coca-Cola West Co. Ltd.	1,500	39,283
Concordia Financial Group Ltd.	13,400	61,329
Credit Saison Co. Ltd.	1,900	30,172
CyberAgent, Inc.	1,300	55,319
CYBERDYNE, Inc. (a)	1,100	7,780
Dai Nippon Printing Co. Ltd.	3,000	67,313
Dai-ichi Mutual Life Insurance Co.	12,900	242,073
Daicel Chemical Industries Ltd.	3,100	32,831
Daifuku Co. Ltd.	1,300	55,993
Daiichi Sankyo Kabushiki Kaisha	6,800	259,918
Daikin Industries Ltd.	3,000	347,736
Dainippon Sumitomo Pharma Co. Ltd.	1,800	37,609
Daito Trust Construction Co. Ltd.	900	118,846
Daiwa House Industry Co. Ltd.	6,800	205,322
Daiwa House REIT Investment Corp.	20	43,781
Daiwa Securities Group, Inc.	19,200	110,106
DeNA Co. Ltd.	1,100	18,297
DENSO Corp.	5,100	227,489
Dentsu, Inc.	2,500	115,950
Disco Corp.	300	47,778
Don Quijote Holdings Co. Ltd.	1,400	83,875
East Japan Railway Co.	3,600	314,416
Eisai Co. Ltd.	3,000	249,841
Electric Power Development Co. Ltd.	1,800	49,054
FamilyMart Co. Ltd.	800	92,728
Fanuc Corp.	2,300	400,124
Fast Retailing Co. Ltd.	700	352,454
Fuji Electric Co. Ltd.	1,400	42,736
Fujifilm Holdings Corp.	4,600	198,952
Fujitsu Ltd.	2,300	139,928
Fukuoka Financial Group, Inc.	1,600	39,313
Hakuhodo DY Holdings, Inc.	3,000	50,144
Hamamatsu Photonics K.K.	1,600	53,600
Hankyu Hanshin Holdings, Inc.	2,800	92,312
Hikari Tsushin, Inc.	300	52,431
Hino Motors Ltd.	3,400	32,546
Hirose Electric Co. Ltd.	400	38,038
Hisamitsu Pharmaceutical Co., Inc.	700	39,518
Hitachi Chemical Co. Ltd.	1,400	22,098
Hitachi Construction Machinery Co. Ltd.	1,200	31,861
Hitachi High-Technologies Corp.	900	33,939
Hitachi Ltd.	11,600	354,614
Hitachi Metals Ltd.	2,900	34,234
Honda Motor Co. Ltd.	19,400	553,783
Hoshizaki Corp.	700	56,516
Hoya Corp.	4,500	255,798
Hulic Co. Ltd.	4,000	36,691
Idemitsu Kosan Co. Ltd.	1,700	77,591
IHI Corp.	1,800	65,848
Iida Group Holdings Co. Ltd.	1,800	32,766
INPEX Corp.	12,200	138,917
Isetan Mitsukoshi Holdings Ltd.	3,900	45,580
Isuzu Motors Ltd.	6,600	86,530
Itochu Corp.	16,900	313,427
J. Front Retailing Co. Ltd.	2,800	36,692
Japan Airlines Co. Ltd.	1,400	49,841
Japan Airport Terminal Co. Ltd.	500	19,232
Japan Exchange Group, Inc.	6,200	111,324
Japan Post Bank Co. Ltd.	5,100	59,527
Japan Post Holdings Co. Ltd.	18,600	220,568
Japan Prime Realty Investment Corp.	10	35,716
Japan Real Estate Investment Corp.	16	82,528
Japan Retail Fund Investment Corp.	30	55,408
Japan Tobacco, Inc.	13,100	336,609
JFE Holdings, Inc.	5,900	110,870
JGC Corp.	2,400	46,456
JSR Corp.	2,300	34,367
JTEKT Corp.	2,700	33,592
JX Holdings, Inc.	38,900	262,847
Kajima Corp.	5,500	70,821
Kakaku.com, Inc.	1,700	30,841
Kamigumi Co. Ltd.	1,400	28,959
Kaneka Corp.	600	25,099
Kansai Electric Power Co., Inc.	8,400	128,566
Kansai Paint Co. Ltd.	2,000	29,618
Kao Corp.	5,900	392,481
Kawasaki Heavy Industries Ltd.	1,800	42,657
KDDI Corp.	21,100	510,617
Keihan Electric Railway Co., Ltd.	1,100	41,725
Keihin Electric Express Railway Co. Ltd.	2,600	38,504
Keio Corp.	1,300	70,608
Keisei Electric Railway Co.	1,600	49,309
Keyence Corp.	1,200	588,115
Kikkoman Corp.	1,700	93,138
Kintetsu Group Holdings Co. Ltd.	2,100	80,587
Kirin Holdings Co. Ltd.	9,800	233,853
Kobayashi Pharmaceutical Co. Ltd.	600	39,349
Kobe Steel Ltd.	3,500	28,141
Koito Manufacturing Co. Ltd.	1,200	57,216
Komatsu Ltd.	11,000	286,467
Konami Holdings Corp.	1,200	45,780
Konica Minolta, Inc.	5,200	51,472
Kose Corp.	400	59,804
Kubota Corp.	11,800	186,284
Kuraray Co. Ltd.	4,100	56,316
Kurita Water Industries Ltd.	1,300	32,064
Kyocera Corp.	3,800	205,667
Kyowa Hakko Kirin Co., Ltd.	3,300	63,911
Kyushu Electric Power Co., Inc.	4,200	48,910
Kyushu Railway Co.	1,800	55,196
Lawson, Inc.	600	37,967
LINE Corp. (a)	900	28,694
Lion Corp.	2,700	50,729
LIXIL Group Corp.	3,300	52,058
M3, Inc.	5,200	83,783
Mabuchi Motor Co. Ltd.	500	17,814
Makita Corp.	2,700	93,442
Marubeni Corp.	18,700	151,633
Marui Group Co. Ltd.	2,400	51,676
Maruichi Steel Tube Ltd.	700	20,224
Mazda Motor Corp.	7,000	74,558
McDonald's Holdings Co. (Japan) Ltd.	700	30,833
Mebuki Financial Group, Inc.	9,000	27,518
Medipal Holdings Corp.	2,100	45,095
Meiji Holdings Co. Ltd.	1,500	99,525
Minebea Mitsumi, Inc.	4,600	70,371
Misumi Group, Inc.	3,400	68,280
Mitsubishi Chemical Holdings Corp.	15,300	119,270
Mitsubishi Corp.	16,100	453,140
Mitsubishi Electric Corp.	21,800	275,976
Mitsubishi Estate Co. Ltd.	14,100	225,343
Mitsubishi Gas Chemical Co., Inc.	1,800	30,326
Mitsubishi Heavy Industries Ltd.	3,600	126,906
Mitsubishi Materials Corp.	1,300	35,990
Mitsubishi Motors Corp. of Japan	8,400	52,763
Mitsubishi Tanabe Pharma Corp.	2,800	41,391
Mitsubishi UFJ Financial Group, Inc.	140,800	852,191
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,700	24,201
Mitsui & Co. Ltd.	19,700	329,160
Mitsui Chemicals, Inc.	2,200	49,333
Mitsui Fudosan Co. Ltd.	10,600	238,736
Mitsui OSK Lines Ltd.	1,400	34,026
Mizuho Financial Group, Inc.	285,300	489,964
MS&AD Insurance Group Holdings, Inc.	5,600	168,209
Murata Manufacturing Co. Ltd.	2,200	334,675
Nabtesco Corp.	1,400	30,870
Nagoya Railroad Co. Ltd.	2,000	48,318
NEC Corp.	3,100	88,986
New Hampshire Foods Ltd.	1,100	37,934
Nexon Co. Ltd. (a)	5,400	61,545
NGK Insulators Ltd.	2,900	40,815
NGK Spark Plug Co. Ltd.	1,800	36,563
Nidec Corp.	2,700	346,728
Nikon Corp.	4,000	69,731
Nintendo Co. Ltd.	1,400	437,084
Nippon Building Fund, Inc.	16	91,461
Nippon Electric Glass Co. Ltd.	1,000	25,195
Nippon Express Co. Ltd.	900	56,798
Nippon Paint Holdings Co. Ltd.	1,800	56,392
Nippon Prologis REIT, Inc.	20	40,342
Nippon Steel & Sumitomo Metal Corp.	9,100	167,860
Nippon Telegraph & Telephone Corp.	8,200	338,157
Nippon Yusen KK	1,800	29,027
Nissan Chemical Corp.	1,500	70,727
Nissan Motor Co. Ltd.	27,400	249,279
Nisshin Seifun Group, Inc.	2,300	45,765
Nissin Food Holdings Co. Ltd.	800	51,686
Nitori Holdings Co. Ltd.	1,000	130,589
Nitto Denko Corp.	2,000	124,950
NKSJ Holdings, Inc.	4,000	164,982
NOK Corp.	800	11,514
Nomura Holdings, Inc.	41,200	197,841
Nomura Real Estate Holdings, Inc.	1,500	28,169
Nomura Real Estate Master Fund, Inc.	48	62,236
Nomura Research Institute Ltd.	1,400	62,037
NSK Ltd.	4,200	41,496
NTT Data Corp.	7,800	100,140
NTT DOCOMO, Inc.	15,700	389,342
Obayashi Corp.	7,800	68,860
OBIC Co. Ltd.	800	72,885
Odakyu Electric Railway Co. Ltd.	3,400	71,878
Oji Holdings Corp.	10,000	71,011
Olympus Corp.	3,500	116,661
OMRON Corp.	2,300	93,358
Ono Pharmaceutical Co. Ltd.	4,600	104,854
Oracle Corp. Japan	500	33,943
Oriental Land Co. Ltd.	2,400	225,781
ORIX Corp.	15,800	257,791
Osaka Gas Co. Ltd.	4,500	82,287
Otsuka Corp.	1,200	39,881
Otsuka Holdings Co. Ltd.	4,700	224,791
Panasonic Corp.	26,300	282,237
Park24 Co. Ltd.	1,300	34,230
Pola Orbis Holdings, Inc.	1,100	29,441
Rakuten, Inc.	10,300	69,669
Recruit Holdings Co. Ltd.	13,100	351,599
Renesas Electronics Corp. (a)	9,600	50,878
Resona Holdings, Inc.	25,000	131,501
Ricoh Co. Ltd.	8,300	82,853
Rinnai Corp.	400	29,140
ROHM Co. Ltd.	1,100	77,405
Ryohin Keikaku Co. Ltd.	300	79,257
Sankyo Co. Ltd. (Gunma)	600	22,892
Santen Pharmaceutical Co. Ltd.	4,500	66,801
SBI Holdings, Inc. Japan	2,700	70,853
Secom Co. Ltd.	2,500	204,679
Sega Sammy Holdings, Inc.	2,300	29,618
Seibu Holdings, Inc.	2,700	48,982
Seiko Epson Corp.	3,100	49,945
Sekisui Chemical Co. Ltd.	4,500	70,709
Sekisui House Ltd.	7,500	110,078
Seven & i Holdings Co. Ltd.	9,000	389,700
Seven Bank Ltd.	6,100	19,084
SG Holdings Co. Ltd.	1,200	30,246
Sharp Corp.	2,000	30,682
Shimadzu Corp.	2,600	65,740
Shimamura Co. Ltd.	300	25,232
SHIMANO, Inc.	900	123,153
SHIMIZU Corp.	6,900	56,010
Shin-Etsu Chemical Co. Ltd.	4,300	359,310
Shinsei Bank Ltd.	1,900	28,943
Shionogi & Co. Ltd.	3,300	211,014
Shiseido Co. Ltd.	4,500	283,930
Shizuoka Bank Ltd.	5,100	44,620
Showa Denko K.K.	1,700	74,024
Showa Shell Sekiyu K.K.	2,200	41,990
SMC Corp.	700	224,266
SoftBank Corp.	9,900	783,474
Sohgo Security Services Co., Ltd.	900	40,121
Sony Corp.	15,100	817,163
Sony Financial Holdings, Inc.	2,000	46,139
Stanley Electric Co. Ltd.	1,600	47,432
Subaru Corp.	7,300	196,915
Sumco Corp.	2,600	35,092
Sumitomo Chemical Co. Ltd.	18,000	90,169
Sumitomo Corp.	13,400	203,233
Sumitomo Electric Industries Ltd.	8,900	121,375
Sumitomo Heavy Industries Ltd.	1,300	40,886
Sumitomo Metal Mining Co. Ltd.	2,800	88,161
Sumitomo Mitsui Financial Group, Inc.	16,000	622,962
Sumitomo Mitsui Trust Holdings, Inc.	3,900	154,961
Sumitomo Realty & Development Co. Ltd.	4,000	137,440
Sumitomo Rubber Industries Ltd.	2,100	30,243
Sundrug Co. Ltd.	900	32,703
Suntory Beverage & Food Ltd.	1,600	65,299
Suzuken Co. Ltd.	900	45,624
Suzuki Motor Corp.	4,100	204,454
Sysmex Corp.	2,000	140,453
T&D Holdings, Inc.	6,700	107,104
Taiheiyo Cement Corp.	1,400	41,197
Taisei Corp.	2,600	111,198
Taisho Pharmaceutical Holdings Co. Ltd.	400	42,682
Taiyo Nippon Sanso Corp.	1,300	20,934
Takashimaya Co. Ltd.	1,500	23,607
Takeda Pharmaceutical Co. Ltd.	8,600	356,552
TDK Corp.	1,600	137,968
Teijin Ltd.	2,000	34,673
Temp Holdings Co., Ltd.	2,000	38,073
Terumo Corp.	3,600	194,335
THK Co. Ltd.	1,400	31,031
Tobu Railway Co. Ltd.	2,400	66,750
Toho Co. Ltd.	1,300	42,413
Toho Gas Co. Ltd.	800	27,651
Tohoku Electric Power Co., Inc.	4,800	60,747
Tokio Marine Holdings, Inc.	8,000	376,897
Tokyo Century Corp.	500	26,809
Tokyo Electric Power Co., Inc. (a)	17,300	88,544
Tokyo Electron Ltd.	1,900	256,403
Tokyo Gas Co. Ltd.	4,600	113,127
Tokyo Tatemono Co. Ltd.	2,600	27,963
Tokyu Corp.	5,900	97,471
Tokyu Fudosan Holdings Corp.	6,400	36,060
Toppan Printing Co. Ltd.	3,000	42,412
Toray Industries, Inc.	16,700	118,458
Toshiba Corp. (a)	7,800	233,651
Tosoh Corp.	3,000	39,497
Toto Ltd.	1,600	57,242
Toyo Seikan Group Holdings Ltd.	2,000	40,804
Toyo Suisan Kaisha Ltd.	1,000	34,475
Toyoda Gosei Co. Ltd.	700	15,106
Toyota Industries Corp.	1,700	83,618
Toyota Motor Corp.	27,200	1,593,402
Toyota Tsusho Corp.	2,600	93,830
Trend Micro, Inc.	1,400	80,592
Tsuruha Holdings, Inc.	500	52,111
Unicharm Corp.	4,800	130,683
United Urban Investment Corp.	33	50,274
USS Co. Ltd.	2,600	46,938
West Japan Railway Co.	1,900	127,790
Yahoo! Japan Corp.	31,800	99,210
Yakult Honsha Co. Ltd.	1,300	92,285
Yamada Denki Co. Ltd.	8,100	38,190
Yamaguchi Financial Group, Inc.	2,000	21,146
Yamaha Corp.	1,700	74,705
Yamaha Motor Co. Ltd.	3,400	80,409
Yamato Holdings Co. Ltd.	3,700	101,152
Yamazaki Baking Co. Ltd.	1,400	25,262
Yaskawa Electric Corp.	3,000	86,711
Yokogawa Electric Corp.	2,600	51,049
Yokohama Rubber Co. Ltd.	1,600	30,994
Zozo, Inc.	2,500	60,243

TOTAL JAPAN		38,696,098

Korea (South) - 3.1%
AMOREPACIFIC Corp.	405	54,308
AMOREPACIFIC Group, Inc.	373	20,301
BGF Retail Co. Ltd.	113	16,688
BS Financial Group, Inc.	3,301	21,958
Celltrion Healthcare Co. Ltd.	440	24,564
Celltrion Pharm, Inc.	150	7,033
Celltrion, Inc. (a)	979	186,619
Cheil Industries, Inc.	922	87,675
Cheil Worldwide, Inc.	1,027	20,432
CJ CheilJedang Corp.	102	28,964
CJ Corp.	198	18,915
CJ O Shopping Co. Ltd.	120	23,769
Coway Co. Ltd.	520	32,039
Daelim Industrial Co.	380	25,311
Daewoo Engineering & Construction Co. Ltd. (a)	1,328	5,267
Db Insurance Co. Ltd.	574	36,120
DGB Financial Group Co. Ltd.	1,816	14,961
Dong Suh Companies, Inc.	314	5,132
Doosan Bobcat, Inc.	495	15,271
Doosan Heavy Industries & Construction Co. Ltd. (a)	733	7,034
E-Mart Co. Ltd.	242	43,373
GS Engineering & Construction Corp.	658	24,077
GS Holdings Corp.	640	27,204
GS Retail Co. Ltd.	230	7,237
Hana Financial Group, Inc.	3,634	121,983
Hankook Tire Co. Ltd.	937	33,998
Hanmi Pharm Co. Ltd.	82	27,992
Hanmi Science Co. Ltd.	200	11,692
Hanon Systems	1,956	18,771
Hanssem Co. Ltd.	81	3,468
Hanwha Chemical Corp.	1,227	17,367
Hanwha Corp.	348	8,570
Hanwha Life Insurance Co. Ltd.	2,972	11,682
HDC Hyundai Development Co. (a)	456	17,585
HLB, Inc. (a)	380	28,841
Hotel Shilla Co.	332	20,746
Hyundai Department Store Co. Ltd.	150	11,398
Hyundai Engineering & Construction Co. Ltd.	878	35,205
Hyundai Fire & Marine Insurance Co. Ltd.	637	23,336
Hyundai Glovis Co. Ltd.	230	22,980
Hyundai Heavy Industries Co. Ltd. (a)	418	45,610
Hyundai Mobis	817	136,047
Hyundai Motor Co.	1,827	170,531
Hyundai Robotics Co. Ltd. (a)	116	36,244
Hyundai Steel Co.	918	33,590
Industrial Bank of Korea	2,695	35,075
ING Life Insurance Korea Ltd. (b)	466	12,518
Kakao Corp.	567	45,519
Kangwon Land, Inc.	1,371	34,485
KB Financial Group, Inc.	4,787	199,098
KCC Corp.	60	12,989
KEPCO Plant Service & Engineering Co. Ltd.	194	4,676
Kia Motors Corp.	3,199	79,625
Korea Aerospace Industries Ltd. (a)	885	22,455
Korea Electric Power Corp.	3,104	74,049
Korea Express Co. Ltd. (a)	114	15,836
Korea Gas Corp. (a)	377	17,214
Korea Investment Holdings Co. Ltd.	530	27,545
Korea Zinc Co. Ltd.	109	36,206
Korean Air Lines Co. Ltd.	532	12,799
KT Corp. sponsored ADR	185	2,560
KT&G Corp.	1,410	125,429
Kumho Petro Chemical Co. Ltd.	192	14,488
LG Chemical Ltd.	548	166,657
LG Corp.	1,178	68,450
LG Display Co. Ltd.	2,880	41,970
LG Electronics, Inc.	1,289	71,511
LG Household & Health Care Ltd.	116	106,138
LG Innotek Co. Ltd.	146	15,867
LG Telecom Ltd.	2,479	35,088
Lotte Chemical Corp.	189	43,482
Lotte Confectionery Co. Ltd. (a)	319	13,294
Lotte Shopping Co. Ltd.	145	24,590
Medy-Tox, Inc.	49	20,029
Mirae Asset Daewoo Co. Ltd.	5,017	28,273
NAVER Corp.	1,675	168,087
NCSOFT Corp.	212	79,802
Netmarble Corp. (b)	327	32,098
Oci Co. Ltd.	188	14,038
Orion Corp./Republic of Korea	254	21,170
Ottogi Corp.	9	5,198
Pearl Abyss Corp. (a)	55	9,911
POSCO	943	215,572
Posco Daewoo Corp.	544	8,487
S-Oil Corp.	502	54,556
S1 Corp.	190	16,069
Samsung Biologics Co. Ltd. (a)(b)	198	67,244
Samsung Card Co. Ltd.	466	13,743
Samsung Electro-Mechanics Co. Ltd.	678	70,117
Samsung Electronics Co. Ltd.	57,341	2,130,814
Samsung Engineering Co. Ltd. (a)	2,035	32,549
Samsung Fire & Marine Insurance Co. Ltd.	376	91,776
Samsung Heavy Industries Co. Ltd. (a)	5,069	30,920
Samsung Life Insurance Co. Ltd.	874	70,472
Samsung SDI Co. Ltd.	664	137,048
Samsung SDS Co. Ltd.	419	70,690
Samsung Securities Co. Ltd.	659	15,450
Shinhan Financial Group Co. Ltd.	5,150	191,572
Shinsegae Co. Ltd.	98	22,202
SillaJen, Inc. (a)	665	40,156
SK C&C Co. Ltd.	387	88,695
SK Energy Co. Ltd.	780	145,951
SK Hynix, Inc.	6,972	416,731
SK Telecom Co. Ltd.	230	53,972
STX Pan Ocean Co. Ltd. (Korea) (a)	2,748	11,488
ViroMed Co. Ltd. (a)	168	27,431
Woori Bank	5,789	79,910
Woori Investment & Securities Co. Ltd.	1,404	14,951
Yuhan Corp.	88	12,918

TOTAL KOREA (SOUTH)		7,461,591

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	7,965	198,835
Eurofins Scientific SA	138	69,775
Millicom International Cellular SA (depository receipt)	774	43,728
PLAY Communications SA (b)	963	4,141
Reinet Investments SCA	1,804	30,229
RTL Group SA	423	27,166
SES SA (France) (depositary receipt)	4,382	94,178
Tenaris SA	5,721	84,217

TOTAL LUXEMBOURG		552,269

Malaysia - 0.6%
AirAsia Group BHD	15,100	9,491
Alliance Bank Malaysia Bhd	16,600	15,709
AMMB Holdings Bhd	18,400	16,709
Astro Malaysia Holdings Bhd (b)	11,700	3,775
Axiata Group Bhd	36,385	29,651
British American Tobacco (Malaysia) Bhd	2,200	16,351
Bumiputra-Commerce Holdings Bhd	57,271	78,287
Dialog Group Bhd	43,200	34,998
DiGi.com Bhd	37,000	38,110
Felda Global Ventures Holdings Bhd (b)	10,900	3,647
Fraser & Neave Holdings BHD	1,300	10,470
Gamuda Bhd	21,100	12,051
Genting Bhd	23,800	41,747
Genting Malaysia Bhd	38,400	41,203
Genting Plantations Bhd	1,900	4,382
Hap Seng Consolidated Bhd	8,000	18,831
Hartalega Holdings Bhd	13,600	20,346
Hong Leong Bank Bhd	8,400	41,553
Hong Leong Credit Bhd	3,600	15,813
IHH Healthcare Bhd (b)	30,000	35,847
IJM Corp. Bhd	42,700	16,633
IOI Corp. Bhd	20,000	21,508
IOI Properties Group Bhd	15,700	4,915
Kuala Lumpur Kepong Bhd	4,400	26,203
Malayan Banking Bhd	45,430	103,030
Malaysia Airports Holdings Bhd	12,700	25,191
Maxis Bhd	27,900	34,871
MISC Bhd	12,800	18,659
My E.G.Services Bhd	26,200	7,513
Nestle (Malaysia) BHD	700	24,055
Petronas Chemicals Group Bhd	29,900	66,810
Petronas Dagangan Bhd	1,900	11,805
Petronas Gas Bhd	8,100	35,385
PPB Group Bhd	7,640	30,600
Press Metal Bhd	14,500	16,771
Public Bank Bhd	34,500	202,820
RHB Capital Bhd	10,600	13,248
Sime Darby Bhd	31,300	16,456
Sime Darby Plantation Bhd	27,100	34,065
Sime Darby Property Bhd	35,100	8,178
SP Setia Bhd	20,800	10,439
Telekom Malaysia Bhd	19,300	10,977
Tenaga Nasional Bhd	37,200	130,682
Top Glove Corp. Bhd	20,200	28,674
UMW Holdings Bhd	3,700	4,200
Westports Holdings Bhd	9,100	7,416
YTL Corp. Bhd	34,500	8,739

TOTAL MALAYSIA		1,408,814

Mauritius - 0.0%
Golden Agri-Resources Ltd.	99,100	18,244
Mexico - 0.7%
Alfa SA de CV Series A	33,500	35,309
Alsea S.A.B. de CV	6,900	17,643
America Movil S.A.B. de CV Series L	401,600	290,822
Banco Santander Mexico SA	20,285	25,295
CEMEX S.A.B. de CV unit (a)	175,180	87,447
Coca-Cola FEMSA S.A.B. de CV Series L	6,200	35,363
El Puerto de Liverpool S.A.B. de CV Class C	2,500	15,843
Embotelladoras Arca S.A.B. de CV	5,100	25,647
Fibra Uno Administracion SA de CV	42,600	45,781
Fomento Economico Mexicano S.A.B. de CV unit	23,100	196,381
Gruma S.A.B. de CV Series B	2,460	25,674
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	4,500	37,228
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	2,440	40,557
Grupo Bimbo S.A.B. de CV Series A	20,400	38,213
Grupo Carso SA de CV Series A1	5,100	15,009
Grupo Financiero Banorte S.A.B. de CV Series O	31,000	170,557
Grupo Financiero Inbursa S.A.B. de CV Series O	27,400	35,516
Grupo Mexico SA de CV Series B	42,200	97,371
Grupo Televisa SA de CV	29,900	86,197
Industrias Penoles SA de CV	1,815	25,581
Infraestructura Energetica Nova S.A.B. de CV	7,000	27,441
Kimberly-Clark de Mexico SA de CV Series A	17,300	24,937
Mexichem S.A.B. de CV	13,100	34,605
Promotora y Operadora de Infraestructura S.A.B. de CV	2,305	20,977
Wal-Mart de Mexico SA de CV Series V	62,100	158,603

TOTAL MEXICO		1,613,997

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit (b)	32,500	30,917
HKT Trust/HKT Ltd. unit	47,000	64,729

TOTAL MULTI-NATIONAL		95,646

Netherlands - 2.9%
ABN AMRO Group NV GDR	5,071	124,638
AEGON NV	21,964	135,035
AerCap Holdings NV (a)	1,457	72,967
Airbus Group NV	6,955	768,627
Akzo Nobel NV	3,017	253,830
ASML Holding NV (Netherlands)	4,899	843,824
CNH Industrial NV	12,208	127,018
EXOR NV	1,308	74,135
Ferrari NV	1,466	171,858
Fiat Chrysler Automobiles NV	12,890	196,368
Heineken Holding NV	1,395	120,874
Heineken NV (Bearer)	3,111	280,484
ING Groep NV (Certificaten Van Aandelen)	46,525	550,437
Koninklijke Ahold Delhaize NV	14,890	341,182
Koninklijke DSM NV	2,166	189,838
Koninklijke KPN NV	41,248	108,834
Koninklijke Philips Electronics NV	11,232	418,907
NN Group NV	3,613	155,506
NXP Semiconductors NV	4,112	308,359
QIAGEN NV (Germany) (a)	2,776	100,836
Randstad NV	1,424	71,854
STMicroelectronics NV (France)	8,213	124,849
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	1,655	300,451
Unilever NV (Certificaten Van Aandelen) (Bearer)	18,406	989,046
Vopak NV	876	39,688
Wolters Kluwer NV	3,448	195,894
X5 Retail Group NV unit	1,486	34,717

TOTAL NETHERLANDS		7,100,056

New Zealand - 0.1%
Auckland International Airport Ltd.	11,167	50,936
Fisher & Paykel Healthcare Corp.	7,024	62,336
Fletcher Building Ltd.	10,899	42,957
Meridian Energy Ltd.	15,125	30,942
Ryman Healthcare Group Ltd.	5,118	40,411
Spark New Zealand Ltd.	20,461	52,740
The a2 Milk Co. Ltd. (a)	9,017	61,312

TOTAL NEW ZEALAND		341,634

Norway - 0.5%
Aker Bp ASA	1,222	40,299
DNB ASA	11,562	209,232
Equinor ASA	13,706	356,560
Gjensidige Forsikring ASA	2,536	39,289
Marine Harvest ASA	5,071	122,718
Norsk Hydro ASA	16,085	83,499
Orkla ASA	9,665	83,398
Schibsted ASA (B Shares)	1,266	40,098
Telenor ASA	8,942	164,047
Yara International ASA	2,204	94,829

TOTAL NORWAY		1,233,969

Pakistan - 0.0%
Habib Bank Ltd.	5,100	5,611
Lucky Cement Ltd.	1,050	3,942
MCB Bank Ltd.	2,900	4,332
Oil & Gas Development Co. Ltd.	7,600	9,125
United Bank Ltd.	7,300	8,265

TOTAL PAKISTAN		31,275

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	16,712	91,955
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	2,155	29,825
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	21,990	19,341
Aboitiz Power Corp.	23,800	15,009
Alliance Global Group, Inc. (a)	65,700	13,967
Ayala Corp.	3,090	53,199
Ayala Land, Inc.	83,300	61,808
Bank of the Philippine Islands (BPI)	9,580	14,728
BDO Unibank, Inc.	23,440	53,690
DMCI Holdings, Inc.	34,200	8,218
Globe Telecom, Inc.	475	18,578
GT Capital Holdings, Inc.	833	11,847
International Container Terminal Services, Inc.	4,330	7,333
JG Summit Holdings, Inc.	37,240	32,963
Jollibee Food Corp.	5,370	27,736
Manila Electric Co.	2,540	17,482
Megaworld Corp.	96,000	7,923
Metro Pacific Investments Corp.	171,400	15,396
Metropolitan Bank & Trust Co.	12,710	15,591
Philippine Long Distance Telephone Co.	1,045	27,003
Robinsons Land Corp.	15,400	6,038
Security Bank Corp.	1,780	4,810
SM Investments Corp.	2,930	49,348
SM Prime Holdings, Inc.	122,700	77,610
Universal Robina Corp.	10,500	25,544

TOTAL PHILIPPINES		585,162

Poland - 0.3%
Alior Bank SA (a)	1,294	19,475
Bank Handlowy w Warszawie SA	256	4,670
Bank Millennium SA (a)	7,335	16,879
Bank Polska Kasa Opieki SA	1,907	52,034
Bank Zachodni WBK SA	409	36,283
BRE Bank SA	212	20,663
CD Projekt RED SA (a)	737	30,405
Cyfrowy Polsat SA (a)	2,604	14,998
Dino Polska SA (a)(b)	553	12,178
Grupa Lotos SA	1,048	18,922
Jastrzebska Spolka Weglowa SA (a)	644	12,420
KGHM Polska Miedz SA (Bearer) (a)	1,844	41,751
LPP SA	16	32,733
NG2 SA	290	12,621
Polish Oil & Gas Co. SA	22,984	37,497
Polska Grupa Energetyczna SA (a)	10,088	27,631
Polski Koncern Naftowy Orlen SA	3,722	89,472
Powszechna Kasa Oszczednosci Bank SA	10,645	110,774
Powszechny Zaklad Ubezpieczen SA	7,281	74,344
Telekomunikacja Polska SA (a)	5,430	6,142
Zaklady Azotowe w Tarnowie-Moscicach SA	344	2,322

TOTAL POLAND		674,214

Portugal - 0.1%
Energias de Portugal SA	30,425	106,967
Galp Energia SGPS SA Class B	6,027	105,094
Jeronimo Martins SGPS SA	2,902	35,696

TOTAL PORTUGAL		247,757

Qatar - 0.3%
Barwa Real Estate Co. (a)	719	7,384
Doha Bank (a)	1,972	11,899
Ezdan Holding Group (a)	9,873	29,665
Industries Qatar QSC (a)	2,220	85,355
Masraf al Rayan (a)	4,407	45,982
Qatar Electricity & Water Co. (a)	637	32,870
Qatar Insurance Co. SAQ	2,048	20,643
Qatar Islamic Bank (a)	1,334	56,057
Qatar National Bank SAQ	5,440	291,349
Qatar Telecom (Qtel) Q.S.C. (a)	873	16,515
The Commercial Bank of Qatar (a)	2,046	23,292

TOTAL QATAR		621,011

Russia - 0.9%
Alrosa Co. Ltd.	32,400	49,136
Gazprom OAO	102,250	241,322
Gazprom OAO sponsored ADR (Reg. S)	12,184	57,728
Inter Rao Ues JSC	426,000	25,751
Lukoil PJSC	4,775	358,449
Lukoil PJSC sponsored ADR	1,089	81,348
Magnit OJSC GDR (Reg. S)	4,403	58,758
Magnitogorsk Iron & Steel Works PJSC	23,600	17,177
MMC Norilsk Nickel PJSC	622	103,865
MMC Norilsk Nickel PJSC sponsored ADR	1,346	22,317
Mobile TeleSystems OJSC sponsored ADR	5,850	46,859
Moscow Exchange MICEX-RTS OAO	17,400	23,218
NOVATEK OAO GDR (Reg. S)	1,088	184,416
Novolipetsk Steel OJSC	15,320	37,308
PhosAgro OJSC GDR (Reg. S)	1,113	14,580
Polyus PJSC	375	23,636
Rosneft Oil Co. OJSC	11,540	80,663
Rosneft Oil Co. OJSC GDR (Reg. S)	2,345	16,485
RusHydro PJSC	1,088,000	9,081
RusHydro PJSC ADR	2,769	2,171
Sberbank of Russia	129,015	370,826
Severstal PAO	1,830	28,614
Severstal PAO GDR (Reg. S)	592	9,182
Surgutneftegas OJSC	35,200	14,198
Surgutneftegas OJSC sponsored ADR	2,955	11,761
Tatneft PAO	15,080	179,567
Tatneft PAO sponsored ADR	513	36,146
VTB Bank OJSC (a)	32,480,000	18,036

TOTAL RUSSIA		2,122,598

Singapore - 0.8%
Ascendas Real Estate Investment Trust	33,700	61,310
BOC Aviation Ltd. Class A	3,000	21,442
CapitaCommercial Trust (REIT)	34,200	42,715
CapitaLand Ltd.	31,300	70,954
CapitaMall Trust	29,900	45,547
City Developments Ltd.	5,400	30,837
ComfortDelgro Corp. Ltd.	24,000	38,985
DBS Group Holdings Ltd.	21,402	362,481
Jardine Cycle & Carriage Ltd.	1,000	21,853
Keppel Corp. Ltd.	17,700	79,226
Oversea-Chinese Banking Corp. Ltd.	38,152	295,818
Sembcorp Industries Ltd.	13,300	27,077
Singapore Airlines Ltd.	6,200	42,433
Singapore Airport Terminal Service Ltd.	8,100	29,122
Singapore Exchange Ltd.	9,500	46,912
Singapore Press Holdings Ltd.	20,400	39,028
Singapore Technologies Engineering Ltd.	18,400	47,157
Singapore Telecommunications Ltd.	97,600	222,659
Suntec (REIT)	24,700	31,563
United Overseas Bank Ltd.	16,003	281,669
UOL Group Ltd.	6,800	29,603
Venture Corp. Ltd.	3,100	34,287
Wilmar International Ltd.	21,500	49,049
Yangzijiang Shipbuilding Holdings Ltd.	26,200	23,455

TOTAL SINGAPORE		1,975,182

South Africa - 1.3%
Anglo American Platinum Ltd.	604	19,731
AngloGold Ashanti Ltd.	4,883	47,269
Aspen Pharmacare Holdings Ltd.	4,789	50,641
Barclays Africa Group Ltd.	8,864	89,592
Bidcorp Ltd.	4,093	76,766
Bidvest Group Ltd.	3,751	46,726
Capitec Bank Holdings Ltd.	453	30,420
Clicks Group Ltd.	2,904	37,007
Coronation Fund Managers Ltd.	2,309	7,690
Discovery Ltd.	4,521	48,399
Exxaro Resources Ltd.	3,094	31,648
FirstRand Ltd.	40,558	176,803
Fortress (REIT) Ltd.:
Class A	15,083	17,289
Class B	8,037	7,840
Foschini Ltd.	2,568	28,064
Gold Fields Ltd.	8,495	22,459
Growthpoint Properties Ltd.	37,319	57,297
Hyprop Investments Ltd.	2,668	16,325
Imperial Holdings Ltd.	1,614	17,823
Investec Ltd.	2,814	17,505
Kumba Iron Ore Ltd.	719	14,085
Liberty Holdings Ltd.	1,267	9,275
Life Healthcare Group Holdings Ltd.	15,146	25,154
MMI Holdings Ltd.	10,640	12,874
Mondi Ltd.	1,491	35,665
Mr Price Group Ltd.	2,852	44,652
MTN Group Ltd.	20,736	120,178
Naspers Ltd. Class N	5,242	921,256
Nedbank Group Ltd.	4,794	80,890
Netcare Ltd.	14,738	24,806
Novus Holdings Ltd.	58	18
Old Mutual Ltd.	59,941	92,192
Pick 'n Pay Stores Ltd.	3,662	16,912
Pioneer Foods Ltd.	994	5,456
PSG Group Ltd.	1,893	28,229
Rand Merchant Insurance Holdings Ltd.	9,698	22,574
Redefine Properties Ltd.	66,769	43,404
Remgro Ltd.	6,683	86,153
Resilient Property Income Fund Ltd.	2,300	9,326
RMB Holdings Ltd.	8,360	42,195
Sanlam Ltd.	21,625	108,854
Sappi Ltd.	6,595	37,078
Sasol Ltd.	6,582	215,100
Shoprite Holdings Ltd.	5,466	66,804
Spar Group Ltd.	2,603	31,024
Standard Bank Group Ltd.	15,608	172,802
Telkom SA Ltd.	2,243	8,157
Tiger Brands Ltd.	1,769	31,606
Truworths International Ltd.	5,341	29,296
Vodacom Group Ltd.	7,498	63,227
Woolworths Holdings Ltd.	11,965	41,307

TOTAL SOUTH AFRICA		3,287,843

Spain - 1.9%
ACS Actividades de Construccion y Servicios SA	3,103	116,369
Aena Sme SA	811	129,657
Amadeus IT Holding SA Class A	5,231	421,734
Banco Bilbao Vizcaya Argentaria SA	79,746	440,126
Banco de Sabadell SA	67,889	89,582
Banco Santander SA:
rights (a)	192,536	7,480
(Spain)	192,536	916,078
Bankia SA	13,868	43,651
Bankinter SA	8,190	67,198
CaixaBank SA	42,968	173,879
Enagas SA	2,731	72,506
Endesa SA	3,734	78,158
Ferrovial SA	5,789	116,057
Gas Natural SDG SA	4,147	102,021
Grifols SA	3,696	105,452
Iberdrola SA	70,836	501,934
Inditex SA	13,003	367,165
International Consolidated Airlines Group SA	6,852	52,929
International Consolidated Airlines Group SA CDI	828	6,386
MAPFRE SA (Reg.)	11,597	34,730
Red Electrica Corporacion SA	5,252	108,750
Repsol SA	16,204	289,547
Siemens Gamesa Renewable Energy SA (a)	2,653	29,424
Telefonica SA	55,961	459,052

TOTAL SPAIN		4,729,865

Sweden - 1.6%
Alfa Laval AB	3,360	85,807
ASSA ABLOY AB (B Shares)	11,962	237,933
Atlas Copco AB:
(A Shares)	7,952	196,907
(B Shares)	4,732	108,460
Boliden AB	3,323	75,947
Electrolux AB (B Shares)	2,978	61,896
Epiroc AB:
Class A (a)	8,223	72,210
Class B (a)	4,444	36,630
Essity AB Class B	7,243	165,341
H&M Hennes & Mauritz AB (B Shares)	10,472	184,965
Hexagon AB (B Shares)	3,083	151,132
Husqvarna AB (B Shares)	5,041	38,075
ICA Gruppen AB	901	31,890
Industrivarden AB (C Shares)	2,011	41,797
Investor AB (B Shares)	5,361	232,398
Kinnevik AB (B Shares)	2,923	81,099
Lundbergfoeretagen AB	905	27,928
Lundin Petroleum AB	2,242	68,452
Sandvik AB	13,497	213,713
Securitas AB (B Shares)	3,822	65,551
Skandinaviska Enskilda Banken AB (A Shares)	19,386	200,742
Skanska AB (B Shares)	4,091	64,397
SKF AB (B Shares)	4,626	74,310
Svenska Handelsbanken AB (A Shares)	18,193	197,755
Swedbank AB (A Shares)	10,737	241,816
Swedish Match Co. AB	2,100	107,006
Tele2 AB (B Shares)	4,041	45,925
Telefonaktiebolaget LM Ericsson (B Shares)	36,684	319,399
TeliaSonera AB	33,733	152,093
Volvo AB (B Shares)	18,676	279,186

TOTAL SWEDEN		3,860,760

Switzerland - 5.6%
ABB Ltd. (Reg.)	22,047	443,620
Adecco SA (Reg.)	1,982	97,098
Baloise Holdings AG	597	85,476
Barry Callebaut AG	26	50,831
Clariant AG (Reg.)	2,406	51,863
Coca-Cola HBC AG	2,434	71,867
Compagnie Financiere Richemont SA Series A	6,223	454,843
Credit Suisse Group AG	30,516	398,956
Dufry AG	366	41,264
Ems-Chemie Holding AG	102	56,208
Galenica AG	556	80,351
Geberit AG (Reg.)	444	173,826
Givaudan SA	110	266,931
Julius Baer Group Ltd.	2,692	122,768
Kuehne & Nagel International AG	660	91,810
Lafargeholcim Ltd. (Reg.)	5,791	268,232
Lindt & Spruengli AG	1	79,829
Lindt & Spruengli AG (participation certificate)	14	96,609
Lonza Group AG	888	279,233
Nestle SA (Reg. S)	37,080	3,130,406
Novartis AG	25,917	2,269,613
Pargesa Holding SA	426	31,279
Partners Group Holding AG	206	146,756
Roche Holding AG (participation certificate)	8,398	2,043,758
Schindler Holding AG:
(participation certificate)	452	95,323
(Reg.)	274	56,914
SGS SA (Reg.)	63	149,626
Sika AG	1,546	198,325
Sonova Holding AG Class B	664	108,486
Straumann Holding AG	127	86,693
Swatch Group AG (Bearer)	352	119,110
Swatch Group AG (Bearer) (Reg.)	759	50,680
Swiss Life Holding AG	411	155,153
Swiss Prime Site AG	908	73,747
Swiss Re Ltd.	3,748	338,498
Swisscom AG	312	142,935
Temenos Group AG	722	99,287
UBS Group AG	45,962	643,007
Zurich Insurance Group AG	1,798	558,246

TOTAL SWITZERLAND		13,709,457

Taiwan - 2.7%
Acer, Inc.	39,000	27,335
Advantech Co. Ltd.	4,000	27,519
ASE Industrial Holding Co. Ltd.	42,500	85,658
Asia Cement Corp.	29,000	30,676
ASUSTeK Computer, Inc.	8,000	59,172
AU Optronics Corp.	108,000	42,172
Catcher Technology Co. Ltd.	8,000	80,490
Cathay Financial Holding Co. Ltd.	97,000	153,518
Chang Hwa Commercial Bank	67,080	38,024
Cheng Shin Rubber Industry Co. Ltd.	25,000	35,166
Chicony Electronics Co. Ltd.	6,030	12,056
China Airlines Ltd.	23,000	6,805
China Development Finance Holding Corp.	148,000	47,468
China Life Insurance Co. Ltd.	33,726	32,026
China Steel Corp.	150,000	118,215
Chinatrust Financial Holding Co. Ltd.	210,000	140,066
Chunghwa Telecom Co. Ltd.	45,000	158,857
Compal Electronics, Inc.	53,000	29,187
Delta Electronics, Inc.	25,000	104,972
E.SUN Financial Holdings Co. Ltd.	116,879	77,390
ECLAT Textile Co. Ltd.	2,000	23,740
EVA Airways Corp.	29,400	13,437
Evergreen Marine Corp. (Taiwan)	17,850	6,573
Evergreen Marine Corp. (Taiwan) rights 11/18/18 (a)	1,016	23
Far Eastern Textile Ltd.	37,000	37,107
Far EasTone Telecommunications Co. Ltd.	19,000	45,229
Feng Tay Enterprise Co. Ltd.	4,000	24,031
First Financial Holding Co. Ltd.	118,171	74,619
Formosa Chemicals & Fibre Corp.	42,000	151,936
Formosa Petrochemical Corp.	14,000	55,167
Formosa Plastics Corp.	53,000	172,898
Formosa Taffeta Co. Ltd.	13,000	14,129
Foxconn Technology Co. Ltd.	12,000	25,426
Fubon Financial Holding Co. Ltd.	79,000	123,627
Giant Manufacturing Co. Ltd.	3,000	11,434
GlobalWafers Co. Ltd.	3,000	23,788
Highwealth Construction Corp.	12,000	17,577
HIWIN Technologies Corp.	3,128	20,206
Hon Hai Precision Industry Co. Ltd. (Foxconn)	156,800	399,084
Hotai Motor Co. Ltd.	3,000	20,688
HTC Corp. (a)	8,000	8,682
Hua Nan Financial Holdings Co. Ltd.	87,366	49,241
Innolux Corp.	95,000	28,751
Inventec Corp.	34,000	27,399
Largan Precision Co. Ltd.	1,000	108,202
Lite-On Technology Corp.	22,000	25,226
Macronix International Co. Ltd.	21,420	11,865
MediaTek, Inc.	18,000	132,265
Mega Financial Holding Co. Ltd.	129,000	108,957
Micro-Star International Co. Ltd.	7,000	15,442
Nan Ya Plastics Corp.	61,000	151,512
Nanya Technology Corp.	11,000	18,262
Nien Made Enterprise Co. Ltd.	2,000	12,338
Novatek Microelectronics Corp.	8,000	35,271
Pegatron Corp.	22,000	40,006
Phison Electronics Corp.	2,000	13,113
Pou Chen Corp.	23,000	23,289
Powertech Technology, Inc.	8,000	17,467
President Chain Store Corp.	7,000	78,907
Quanta Computer, Inc.	34,000	53,646
Realtek Semiconductor Corp.	6,000	24,031
Ruentex Development Co. Ltd.	9,000	12,442
Ruentex Industries Ltd.	4,800	12,015
Shin Kong Financial Holding Co. Ltd.	125,454	41,128
Sinopac Holdings Co.	127,100	43,105
Standard Foods Corp.	7,000	10,502
Synnex Technology International Corp.	14,000	15,058
TaiMed Biologics, Inc. (a)	2,000	12,468
Taishin Financial Holdings Co. Ltd.	108,879	48,355
Taishin Financial Holdings Co. Ltd. rights 11/22/18 (a)	2,196	213
Taiwan Business Bank	53,040	17,474
Taiwan Cement Corp.	57,700	64,669
Taiwan Cooperative Financial Holding Co. Ltd.	109,975	61,807
Taiwan High Speed Rail Corp.	19,000	18,840
Taiwan Mobile Co. Ltd.	18,000	64,243
Taiwan Semiconductor Manufacturing Co. Ltd.	293,000	2,198,420
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	202	7,696
TECO Electric & Machinery Co. Ltd.	29,000	16,626
Unified-President Enterprises Corp.	58,000	140,314
United Microelectronics Corp.	144,000	54,845
Vanguard International Semiconductor Corp.	13,000	23,934
Walsin Technology Corp.	4,000	16,860
Win Semiconductors Corp.	4,000	12,274
Winbond Electronics Corp.	30,000	12,984
Wistron Corp.	38,763	23,663
WPG Holding Co. Ltd.	18,400	21,841
Yageo Corp.	3,396	34,607
Yuanta Financial Holding Co. Ltd.	121,000	58,623

TOTAL TAIWAN		6,596,369

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	12,800	75,657
Airports of Thailand PCL (For. Reg.)	51,100	98,625
Bangkok Bank PCL (For. Reg.)	2,300	14,704
Bangkok Dusit Medical Services PCL (For. Reg.)	43,500	32,140
Bangkok Expressway and Metro PCL	100,900	25,864
Banpu PCL (For. Reg.)	23,600	12,384
Berli Jucker PCL (For. Reg)	16,500	27,741
BTS Group Holdings PCL	57,300	15,811
BTS Group Holdings PCL warrants 12/31/19 (a)	6,366	16
Bumrungrad Hospital PCL (For. Reg.)	4,700	27,355
C.P. ALL PCL (For. Reg.)	60,200	122,088
Central Pattana PCL (For. Reg.)	17,300	41,215
Charoen Pokphand Foods PCL (For. Reg.)	44,700	34,037
Delta Electronics PCL (For. Reg.)	4,400	9,156
Electricity Generating PCL (For. Reg.)	1,000	6,966
Energy Absolute PCL	18,400	27,467
Glow Energy PCL (For. Reg.)	6,500	16,417
Home Product Center PCL (For. Reg.)	41,100	18,468
Indorama Ventures PCL (For. Reg.)	21,100	34,520
IRPC PCL (For. Reg.)	101,800	18,727
Kasikornbank PCL	11,400	68,586
Kasikornbank PCL (For. Reg.)	11,100	66,781
Krung Thai Bank PCL (For. Reg.)	46,300	28,065
Land & House PCL (For. Reg.)	30,600	9,505
Minor International PCL (For. Reg.)	26,700	29,389
PTT Exploration and Production PCL (For. Reg.)	17,200	72,358
PTT Global Chemical PCL (For. Reg.)	27,800	64,763
PTT PCL (For. Reg.)	125,700	193,326
Robinsons Department Store PCL (For. Reg.)	4,500	8,855
Siam Cement PCL (For. Reg.)	4,400	55,464
Siam Commercial Bank PCL (For. Reg.)	22,000	91,224
Thai Oil PCL (For. Reg.)	14,400	36,803
Thai Union Frozen Products PCL (For. Reg.)	28,300	14,167
TMB PCL (For. Reg.)	84,800	5,831
True Corp. PCL (For. Reg.)	99,300	17,668

TOTAL THAILAND		1,422,143

Turkey - 0.1%
Akbank T.A.S.	25,240	29,848
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,613	5,422
Arcelik A/S	2,523	7,010
Aselsan A/S	4,548	20,553
Bim Birlesik Magazalar A/S JSC	2,286	32,473
Coca-Cola Icecek Sanayi A/S	601	2,963
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	15,425	4,609
Eregli Demir ve Celik Fabrikalari T.A.S.	16,255	26,347
Ford Otomotiv Sanayi A/S	599	6,430
Haci Omer Sabanci Holding A/S	12,020	15,311
Koc Holding A/S	8,414	23,453
Petkim Petrokimya Holding A/S	6,839	6,215
TAV Havalimanlari Holding A/S	2,449	10,191
Tofas Turk Otomobil Fabrikasi A/S	959	3,620
Tupras Turkiye Petrol Rafinerileri A/S	1,758	41,421
Turk Hava Yollari AO (a)	10,802	27,152
Turk Sise ve Cam Fabrikalari A/S	5,790	4,900
Turkcell Iletisim Hizmet A/S	12,972	26,340
Turkiye Garanti Bankasi A/S	25,154	31,456
Turkiye Halk Bankasi A/S	4,804	5,303
Turkiye Is Bankasi A/S Series C	18,432	13,157
Turkiye Vakiflar Bankasi TAO	5,954	3,643
Ulker Biskuvi Sanayi A/S (a)	1,181	3,123
Yapi ve Kredi Bankasi A/S (a)	12,871	3,730

TOTAL TURKEY		354,670

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	23,754	52,317
Aldar Properties PJSC	53,244	25,077
Damac Properties Dubai Co. PJSC (a)	22,847	12,564
DP World Ltd.	2,085	37,509
Dubai Investments Ltd. (a)	21,565	9,511
Dubai Islamic Bank Pakistan Ltd. (a)	19,888	28,480
Emaar Development PJSC (a)	7,757	10,453
Emaar Malls Group PJSC (a)	25,104	12,507
Emaar Properties PJSC	39,882	55,374
Emirates Telecommunications Corp. (a)	21,126	100,076
National Bank of Abu Dhabi PJSC	17,784	66,911

TOTAL UNITED ARAB EMIRATES		410,779

United Kingdom - 10.5%
3i Group PLC	11,508	129,179
Admiral Group PLC	2,505	64,454
Anglo American PLC (United Kingdom)	12,599	269,775
Antofagasta PLC	4,328	43,416
Ashtead Group PLC	5,865	145,098
Associated British Foods PLC	4,298	131,080
AstraZeneca PLC (United Kingdom)	15,143	1,158,283
Auto Trader Group PLC (b)	11,853	61,936
Aviva PLC	47,412	259,101
Babcock International Group PLC	3,106	24,265
BAE Systems PLC	38,118	255,592
Barclays PLC	203,818	449,074
Barratt Developments PLC	12,139	79,753
Berkeley Group Holdings PLC	1,544	69,094
BHP Billiton PLC	25,220	503,106
BP PLC	239,449	1,729,713
BP PLC sponsored ADR	219	9,498
British American Tobacco PLC (United Kingdom)	27,364	1,186,237
British Land Co. PLC	11,221	84,909
BT Group PLC	100,764	308,540
Bunzl PLC	4,015	118,600
Burberry Group PLC	4,996	115,648
Carnival PLC	2,142	116,751
Centrica PLC	67,353	126,725
Coca-Cola European Partners PLC	2,653	120,685
Compass Group PLC	18,806	370,183
ConvaTec Group PLC (b)	15,720	32,551
Croda International PLC	1,597	98,390
Diageo PLC	29,276	1,012,116
Direct Line Insurance Group PLC	16,784	70,689
easyJet PLC	2,064	31,658
Fresnillo PLC	2,963	32,139
G4S PLC (United Kingdom)	19,496	53,578
GlaxoSmithKline PLC	59,304	1,148,586
Hammerson PLC	10,076	56,475
Hargreaves Lansdown PLC	3,514	83,903
HSBC Holdings PLC (United Kingdom)	238,805	1,965,270
Imperial Tobacco Group PLC	11,365	385,394
Informa PLC	14,946	136,326
InterContinental Hotel Group PLC	2,183	114,682
Intertek Group PLC	1,946	116,608
Investec PLC	8,551	52,901
ITV PLC	43,547	82,908
J Sainsbury PLC	20,100	79,953
John Wood Group PLC	8,277	75,560
Johnson Matthey PLC	2,355	89,492
Kingfisher PLC	25,627	83,215
Land Securities Group PLC	8,864	96,667
Legal & General Group PLC	70,418	226,371
Lloyds Banking Group PLC	855,705	624,442
London Stock Exchange Group PLC	3,722	205,284
Marks & Spencer Group PLC	19,740	74,686
Mediclinic International PLC	3,466	16,680
Mediclinic International PLC	603	2,905
Meggitt PLC	9,449	63,988
Melrose Industries PLC	58,198	125,457
Merlin Entertainments PLC (b)	8,766	36,214
Micro Focus International PLC	5,221	80,937
Mondi PLC	4,374	103,123
National Grid PLC	39,872	422,597
Next PLC	1,674	111,350
NMC Health PLC	1,316	59,412
Pearson PLC	9,576	110,009
Persimmon PLC	3,708	108,726
Prudential PLC	30,904	618,810
Reckitt Benckiser Group PLC	7,984	645,619
RELX PLC	10,675	211,230
RELX PLC	12,807	253,734
Rio Tinto PLC	14,158	687,382
Rolls-Royce Holdings PLC	19,988	214,355
Royal Bank of Scotland Group PLC	57,161	172,083
Royal Dutch Shell PLC:
Class A	582	18,485
Class A (United Kingdom)	54,034	1,721,421
Class A sponsored ADR	115	7,267
Class B (United Kingdom)	44,786	1,460,603
Royal Mail PLC	11,059	50,747
RSA Insurance Group PLC	12,455	89,852
Sage Group PLC	13,358	92,952
Schroders PLC	1,554	53,233
Scottish & Southern Energy PLC	12,659	184,510
Segro PLC	12,371	97,184
Severn Trent PLC	2,863	68,176
Smith & Nephew PLC	10,390	168,888
Smiths Group PLC	4,834	86,349
St. James's Place Capital PLC	6,363	82,430
Standard Chartered PLC (United Kingdom)	33,493	235,245
Standard Life PLC	28,168	97,392
Taylor Wimpey PLC	39,377	81,286
Tesco PLC	116,521	317,336
The Weir Group PLC	2,948	59,763
Travis Perkins PLC	2,823	39,945
Unilever PLC	14,538	770,073
United Utilities Group PLC	8,208	76,231
Vodafone Group PLC	317,221	596,546
Vodafone Group PLC sponsored ADR	110	2,082
Whitbread PLC	2,190	123,167
WM Morrison Supermarkets PLC	26,503	84,047

TOTAL UNITED KINGDOM		25,670,360

United States of America - 0.1%
Southern Copper Corp.	1,077	41,292
Yum China Holdings, Inc.	4,403	158,860

TOTAL UNITED STATES OF AMERICA		200,152

TOTAL COMMON STOCKS
(Cost $256,781,114)		226,165,890

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Banco Bradesco SA (PN)	41,192	379,655
Braskem SA (PN-A)	2,000	28,026
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	3,200	22,873
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	2,000	42,037
Companhia Energetica de Minas Gerais (CEMIG) (PN)	11,500	34,084
Gerdau SA	12,100	52,867
Itau Unibanco Holding SA	38,700	512,152
Itausa-Investimentos Itau SA (PN)	53,147	160,519
Lojas Americanas SA (PN)	9,600	48,497
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	47,600	353,275
Telefonica Brasil SA	5,700	66,198

TOTAL BRAZIL		1,700,183

Chile - 0.0%
Embotelladora Andina SA Class B	3,175	11,176
Sociedad Quimica y Minera de Chile SA (PN-B)	1,478	63,919

TOTAL CHILE		75,095

Colombia - 0.0%
Bancolombia SA (PN)	5,799	54,216
Grupo Aval Acciones y Valores SA	38,863	13,640
Grupo de Inversiones Suramerica SA	1,893	17,287

TOTAL COLOMBIA		85,143

Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	597	45,102
Fuchs Petrolub AG	823	38,163
Henkel AG & Co. KGaA	2,197	240,333
Porsche Automobil Holding SE (Germany)	1,835	116,697
Sartorius AG (non-vtg.)	430	62,341
Volkswagen AG	2,160	363,945

TOTAL GERMANY		866,581

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	84,147	42,584
Korea (South) - 0.2%
AMOREPACIFIC Corp.	80	6,310
Hyundai Motor Co.	439	25,624
Hyundai Motor Co. Series 2	341	21,159
LG Chemical Ltd.	99	17,310
LG Household & Health Care Ltd.	20	12,831
Samsung Electronics Co. Ltd.	10,480	328,361

TOTAL KOREA (SOUTH)		411,595

Russia - 0.0%
AK Transneft OAO	7	18,161
Surgutneftegas OJSC	89,800	51,986

TOTAL RUSSIA		70,147

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (a)	919,448	1,175
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,541,177)		3,252,503
	Principal Amount	Value

Government Obligations - 0.4%
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 2% 11/8/18 (e) (Cost $999,616)	1,000,000	999,591
	Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 2.23% (f)	13,222,964	13,225,608
Fidelity Securities Lending Cash Central Fund 2.23% (f)(g)	457,756	457,802
TOTAL MONEY MARKET FUNDS
(Cost $13,683,410)		13,683,410
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $275,005,317)		244,101,394
NET OTHER ASSETS (LIABILITIES) - 0.3%		769,831
NET ASSETS - 100%		$244,871,225

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	117	Dec. 2018	$10,603,125	$(608,966)	$(608,966)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	79	Dec. 2018	3,778,965	(186,563)	(186,563)
TME S&P/TSX 60 Index Contracts (Canada)	8	Dec. 2018	1,086,802	(40,708)	(40,708)
TOTAL FUTURES CONTRACTS					$(836,237)

The notional amount of futures purchased as a percentage of Net Assets is 6.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,350,901 or 0.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $800,673.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$105,560
Fidelity Securities Lending Cash Central Fund	684
Total	$106,244

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$16,449,489	$6,811,034	$9,638,455	$--
Consumer Discretionary	23,772,881	15,691,723	8,080,045	1,113
Consumer Staples	22,483,153	10,789,038	11,694,115	--
Energy	17,817,364	9,036,792	8,780,572	--
Financials	51,517,911	32,913,167	18,604,744	--
Health Care	19,760,426	6,115,376	13,645,050	--
Industrials	26,843,687	15,179,435	11,664,252	--
Information Technology	18,778,319	10,295,465	8,482,854	--
Materials	17,870,042	12,212,497	5,657,545	--
Real Estate	7,143,319	6,025,527	1,117,792	--
Utilities	6,981,802	5,157,039	1,824,763	--
Government Obligations	999,591	--	999,591	--
Money Market Funds	13,683,410	13,683,410	--	--
Total Investments in Securities:	$244,101,394	$143,910,503	$100,189,778	$1,113
Derivative Instruments:
Liabilities
Futures Contracts	$(836,237)	$(836,237)	$--	$--
Total Liabilities	$(836,237)	$(836,237)	$--	$--
Total Derivative Instruments:	$(836,237)	$(836,237)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(836,237)
Total Equity Risk	0	(836,237)
Total Value of Derivatives	$0	$(836,237)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $463,929) — See accompanying schedule: Unaffiliated issuers (cost $261,321,907)	$230,417,984
Fidelity Central Funds (cost $13,683,410)	13,683,410
Total Investment in Securities (cost $275,005,317)		$244,101,394
Foreign currency held at value (cost $662,149)		655,726
Receivable for fund shares sold		422,610
Dividends receivable		581,613
Distributions receivable from Fidelity Central Funds		18,902
Receivable for daily variation margin on futures contracts		138,218
Total assets		245,918,463
Liabilities
Payable for fund shares redeemed	$589,663
Collateral on securities loaned	457,575
Total liabilities		1,047,238
Net Assets		$244,871,225
Net Assets consist of:
Paid in capital		$272,717,841
Total distributable earnings (loss)		(27,846,616)
Net Assets, for 23,095,922 shares outstanding		$244,871,225
Net Asset Value, offering price and redemption price per share ($244,871,225 ÷ 23,095,922 shares)		$10.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$4,375,655
Interest		10,178
Income from Fidelity Central Funds		106,244
Income before foreign taxes withheld		4,492,077
Less foreign taxes withheld		(422,042)
Total income		4,070,035
Expenses
Independent trustees' fees and expenses	$454
Commitment fees	264
Total expenses before reductions	718
Expense reductions	(68)
Total expenses after reductions		650
Net investment income (loss)		4,069,385
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $16)	(11,414)
Fidelity Central Funds	68
Foreign currency transactions	(22,495)
Futures contracts	264,023
Total net realized gain (loss)		230,182
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(31,399,857)
Assets and liabilities in foreign currencies	(10,884)
Futures contracts	(837,065)
Total change in net unrealized appreciation (depreciation)		(32,247,806)
Net gain (loss)		(32,017,624)
Net increase (decrease) in net assets resulting from operations		$(27,948,239)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	For the period March 9, 2017 (commencement of operations) to October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,069,385	$72,820
Net realized gain (loss)	230,182	19,778
Change in net unrealized appreciation (depreciation)	(32,247,806)	496,507
Net increase (decrease) in net assets resulting from operations	(27,948,239)	589,105
Distributions to shareholders	(129,938)	–
Total distributions	(129,938)	–
Share transactions
Proceeds from sales of shares	304,258,299	8,252,553
Reinvestment of distributions	129,938	–
Cost of shares redeemed	(39,431,399)	(849,094)
Net increase (decrease) in net assets resulting from share transactions	264,956,838	7,403,459
Total increase (decrease) in net assets	236,878,661	7,992,564
Net Assets
Beginning of period	7,992,564	–
End of period	$244,871,225	$7,992,564
Other Information
Undistributed net investment income end of period		$72,820
Shares
Sold	25,836,592	751,698
Issued in reinvestment of distributions	11,202	–
Redeemed	(3,429,802)	(73,768)
Net increase (decrease)	22,417,992	677,930

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex International Index Fund

Years ended October 31,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.36	.19
Net realized and unrealized gain (loss)	(1.35)	1.60
Total from investment operations	(.99)	1.79
Distributions from net investment income	(.15)	–
Distributions from net realized gain	(.05)	–
Total distributions	(.20)	–
Net asset value, end of period	$10.60	$11.79
Total ReturnC,D	(8.53)%	17.90%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	- %H
Expenses net of fee waivers, if anyG	-%	- %H
Expenses net of all reductionsG	-%	- %H
Net investment income (loss)	3.13%	2.64%H
Supplemental Data
Net assets, end of period (000 omitted)	$244,871	$7,993
Portfolio turnover rateI	4%J	18%H

 A For the period March 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity Flex International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,952,143
Gross unrealized depreciation	(34,938,319)
Net unrealized appreciation (depreciation)	$(30,986,176)
Tax Cost	$275,087,570

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,703,084
Capital loss carryforward	$(552,384)
Net unrealized appreciation (depreciation) on securities and other investments	$(30,997,315)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(211,725)
Long-term	(340,659)
Total no expiration	$(552,384)

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017(a)
Ordinary Income	$118,359	$ -
Long-term Capital Gains	11,579	–
Total	$129,938	$ -

 (a) For the period March 9, 2017 (commencement of operations) to October 31, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $104,517,017 and $4,630,751, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Exchanges In-Kind. During the period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $181,394,706 in exchange for 15,179,473 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $264 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $684. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's custody expenses. During the period, these credits reduced the Fund's expenses by $68.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex International Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Flex International Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2018, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from March 9, 2017 (commencement of operations) to October 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from March 9, 2017 (commencement of operations) to October 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 13, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 260 funds. Mr.Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	- %C	$1,000.00	$887.80	$--D
HypotheticalE		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The fund designates 67% of the dividends distributed in December, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.1229 and $0.0116 for the dividend paid December 11, 2017.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex International Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including its size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZEI-ANN-1218
1.9881635.101

Fidelity® U.S. Sustainability Index Fund Investor Class, Premium Class and Institutional Class Annual Report October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Life of fundA
Investor Class	5.60%	9.91%
Premium Class	5.74%	10.01%
Institutional Class	5.67%	10.02%

 A From May 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® U.S. Sustainability Index Fund on May 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI USA ESG Leaders Index performed over the same period.

Period Ending Values
$11,500	Fidelity® U.S. Sustainability Index Fund - Investor Class
$11,542	MSCI USA ESG Leaders Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 7.35% for the 12 months ending October 31, 2018, as the U.S. equity bellwether declined sharply in October after climbing steadily beginning in May and achieving a record close in late September. Rising U.S. Treasury yields and concern about peaking corporate earnings growth sent investors fleeing from risk assets at a time when they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October alone, its largest monthly drop in roughly seven years. Growth stocks within the index were hardest hit for the month, but maintained a sizable advantage over their value counterparts for the full year, extending a trend that began in early 2017. By sector, a number of economically sensitive groups dropped to the bottom of the 12-month performance scale, with materials (-9%) and industrials (-1%) faring worst, followed by financials (+1%) and energy (+2%). In contrast, consumer discretionary was rattled in October but earlier strength resulted in an advance of about 17% for the full 12 months. Information technology, the largest sector in the index this period, followed a similar trend and also returned 17%. The defensive-oriented health care sector gained about 11%, while communication services, which includes dividend-rich telecommunications stocks, rose 6%. Real estate (+2%) and utilities (+1%) also lagged.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund's share classes gained roughly 5.6% to 5.7%, compared with the 5.85% advance of the benchmark MSCI USA ESG Leaders Index. The fund's biggest individual absolute contributor was software company Microsoft (+31%). Strong financial results, especially from Microsoft's cloud-computing business, helped drive the stock. Elsewhere in technology, network communications equipment maker Cisco Systems (+38%) benefited from healthy earnings. In health care, pharmaceutical company Merck (+38%), which experienced strong sales of its key lung cancer drug, added value. Other notable contributors included telecommunication services company Verizon Communications (+25%), which reported higher revenues and better-than-expected earnings. In contrast, the fund's biggest individual detractor was IBM (-22%), a diversified technology company whose shares fell sharply in October after the firm reported worse-than-expected third-quarter revenue. In health care, biotechnology companies Abbvie (-20%) and Celgene (-29%) each detracted. Much of Abbvie's decline came in March, after the company reported somewhat disappointing clinical results involving a key experimental cancer drug. Celgene's struggles included a February setback with the company's application to the U.S. Food and Drug Administration seeking approval of a promising multiple sclerosis treatment.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Microsoft Corp.	6.4
Johnson & Johnson	3.1
Alphabet, Inc. Class C	2.8
Visa, Inc. Class A	2.0
Verizon Communications, Inc.	1.9
Procter & Gamble Co.	1.8
Intel Corp.	1.8
Cisco Systems, Inc.	1.8
Merck & Co., Inc.	1.6
The Coca-Cola Co.	1.6
24.8

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	24.3
Health Care	13.9
Financials	13.1
Consumer Discretionary	9.3
Industrials	9.3

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.9%

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 2.2%
CenturyLink, Inc.	5,496	$113,437
Verizon Communications, Inc.	23,219	1,325,573
Zayo Group Holdings, Inc. (a)	1,165	34,810
		1,473,820
Entertainment - 2.6%
Live Nation Entertainment, Inc. (a)	834	43,618
Netflix, Inc. (a)	2,442	736,947
The Walt Disney Co.	8,336	957,223
		1,737,788
Interactive Media & Services - 2.8%
Alphabet, Inc. Class C (a)	1,765	1,900,499
TripAdvisor, Inc. (a)	583	30,398
		1,930,897
Media - 0.6%
Discovery Communications, Inc.:
Class A (a)	882	28,568
Class C (non-vtg.) (a)	1,683	49,329
Interpublic Group of Companies, Inc.	2,189	50,697
Liberty Broadband Corp. Class C (a)	613	50,836
Liberty Global PLC:
Class A (a)	1,133	29,039
Class C (a)	3,041	76,147
Omnicom Group, Inc.	1,270	94,386
Sirius XM Holdings, Inc.	8,914	53,662
		432,664
Wireless Telecommunication Services - 0.0%
Sprint Corp. (a)	4,396	26,904

TOTAL COMMUNICATION SERVICES		5,602,073

CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.3%
Aptiv PLC	1,500	115,200
Autoliv, Inc.	480	40,003
BorgWarner, Inc.	1,207	47,568
		202,771
Automobiles - 0.4%
Harley-Davidson, Inc.	949	36,271
Tesla, Inc. (a)	719	242,533
		278,804
Distributors - 0.2%
Genuine Parts Co.	839	82,155
LKQ Corp. (a)	1,714	46,741
		128,896
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,191	31,609
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	1,399	50,252
Darden Restaurants, Inc.	693	73,839
Domino's Pizza, Inc.	224	60,209
Hilton Worldwide Holdings, Inc.	1,599	113,801
Marriott International, Inc. Class A	1,704	199,181
McDonald's Corp.	4,410	780,129
Norwegian Cruise Line Holdings Ltd. (a)	1,203	53,016
Royal Caribbean Cruises Ltd.	948	99,284
Starbucks Corp.	7,737	450,835
Vail Resorts, Inc.	228	57,301
		1,937,847
Household Durables - 0.5%
Garmin Ltd.	617	40,821
Leggett & Platt, Inc.	797	28,939
Lennar Corp. Class A	1,586	68,166
Mohawk Industries, Inc. (a)	359	44,778
Newell Brands, Inc.	2,756	43,765
NVR, Inc. (a)	19	42,542
Toll Brothers, Inc.	848	28,544
Whirlpool Corp.	353	38,745
		336,300
Internet & Direct Marketing Retail - 0.9%
Expedia, Inc.	690	86,547
The Booking Holdings, Inc. (a)	272	509,886
		596,433
Leisure Products - 0.1%
Hasbro, Inc.	674	61,813
Mattel, Inc.(a)(b)	1,893	25,707
		87,520
Multiline Retail - 0.3%
Kohl's Corp.	956	72,398
Macy's, Inc.	1,712	58,704
Nordstrom, Inc.	669	44,000
		175,102
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	417	66,620
Best Buy Co., Inc.	1,437	100,820
CarMax, Inc. (a)	1,002	68,046
Gap, Inc.	1,332	36,364
L Brands, Inc.	1,345	43,605
Lowe's Companies, Inc.	4,606	438,583
Ross Stores, Inc.	2,100	207,900
Tiffany & Co., Inc.	632	70,342
TJX Companies, Inc.	3,513	386,008
Tractor Supply Co.	684	62,853
Ulta Beauty, Inc. (a)	325	89,219
		1,570,360
Textiles, Apparel & Luxury Goods - 1.5%
Hanesbrands, Inc.	1,997	34,269
lululemon athletica, Inc. (a)	572	80,498
Michael Kors Holdings Ltd. (a)	858	47,542
NIKE, Inc. Class B	7,195	539,913
PVH Corp.	438	52,906
Tapestry, Inc.	1,609	68,077
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,074	23,746
Class C (non-vtg.) (a)(b)	1,030	20,425
VF Corp.	1,886	156,312
		1,023,688

TOTAL CONSUMER DISCRETIONARY		6,369,330

CONSUMER STAPLES - 7.4%
Beverages - 2.9%
PepsiCo, Inc.	7,958	894,320
The Coca-Cola Co.	22,694	1,086,589
		1,980,909
Food Products - 1.5%
Bunge Ltd.	799	49,378
Campbell Soup Co. (b)	1,027	38,420
General Mills, Inc.	3,354	146,905
Hormel Foods Corp.	1,647	71,875
Kellogg Co.	1,471	96,321
McCormick & Co., Inc. (non-vtg.)	686	98,784
Mondelez International, Inc.	8,321	349,316
The Kraft Heinz Co.	3,436	188,877
		1,039,876
Household Products - 2.7%
Clorox Co.	730	108,369
Colgate-Palmolive Co.	4,678	278,575
Kimberly-Clark Corp.	1,974	205,888
Procter & Gamble Co.	14,108	1,251,097
		1,843,929
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	1,266	173,999

TOTAL CONSUMER STAPLES		5,038,713

ENERGY - 5.1%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	2,329	62,161
National Oilwell Varco, Inc.	2,167	79,746
Schlumberger Ltd.	7,732	396,729
TechnipFMC PLC	2,457	64,619
		603,255
Oil, Gas & Consumable Fuels - 4.2%
Antero Resources Corp. (a)	1,106	17,574
Apache Corp.	2,128	80,502
Cheniere Energy, Inc. (a)	1,196	72,250
Cimarex Energy Co.	543	43,152
ConocoPhillips Co.	6,536	456,866
Devon Energy Corp.	2,968	96,163
EQT Corp.	1,491	50,649
Hess Corp.	1,571	90,175
Kinder Morgan, Inc.	11,206	190,726
Marathon Oil Corp.	4,830	91,722
Marathon Petroleum Corp.	3,900	274,755
Newfield Exploration Co. (a)	1,147	23,169
Noble Energy, Inc.	2,744	68,188
Occidental Petroleum Corp.	4,319	289,675
ONEOK, Inc.	2,320	152,192
Phillips 66 Co.	2,499	256,947
Pioneer Natural Resources Co.	964	141,968
Targa Resources Corp.	1,244	64,277
The Williams Companies, Inc.	6,833	166,247
Valero Energy Corp.	2,432	221,531
		2,848,728

TOTAL ENERGY		3,451,983

FINANCIALS - 13.1%
Banks - 3.3%
BB&T Corp.	4,400	216,304
CIT Group, Inc.	667	31,602
Citizens Financial Group, Inc.	2,727	101,853
Comerica, Inc.	929	75,769
East West Bancorp, Inc.	826	43,315
Fifth Third Bancorp	3,865	104,316
First Republic Bank	908	82,619
Huntington Bancshares, Inc.	5,994	85,894
KeyCorp	6,020	109,323
M&T Bank Corp.	780	129,020
Peoples United Financial, Inc.	1,948	30,506
PNC Financial Services Group, Inc.	2,648	340,242
Regions Financial Corp.	6,371	108,116
Signature Bank	313	34,399
SunTrust Banks, Inc.	2,625	164,483
SVB Financial Group (a)	297	70,457
U.S. Bancorp	8,793	459,610
Zions Bancorporation	1,127	53,025
		2,240,853
Capital Markets - 4.0%
Affiliated Managers Group, Inc.	296	33,643
Ameriprise Financial, Inc.	815	103,701
Bank of New York Mellon Corp.	5,706	270,065
BlackRock, Inc. Class A	678	278,943
Charles Schwab Corp.	6,856	317,021
CME Group, Inc.	1,921	352,004
E*TRADE Financial Corp.	1,501	74,179
Franklin Resources, Inc.	1,846	56,303
IntercontinentalExchange, Inc.	3,270	251,921
Invesco Ltd.	2,263	49,130
Moody's Corp.	977	142,134
Northern Trust Corp.	1,211	113,919
Raymond James Financial, Inc.	737	56,521
S&P Global, Inc.	1,418	258,530
State Street Corp.	2,068	142,175
T. Rowe Price Group, Inc.	1,369	132,779
TD Ameritrade Holding Corp.	1,606	83,062
The NASDAQ OMX Group, Inc.	622	53,934
		2,769,964
Consumer Finance - 1.3%
Ally Financial, Inc.	2,296	58,341
American Express Co.	4,123	423,556
Capital One Financial Corp.	2,746	245,218
Discover Financial Services	1,974	137,529
		864,644
Diversified Financial Services - 0.8%
Linde PLC	3,079	509,482
Voya Financial, Inc.	965	42,228
		551,710
Insurance - 3.7%
Allstate Corp.	1,984	189,908
American Financial Group, Inc.	436	43,613
American International Group, Inc.	5,068	209,258
Aon PLC	1,380	215,528
Arch Capital Group Ltd. (a)	2,316	65,705
Arthur J. Gallagher & Co.	1,034	76,526
Assurant, Inc.	290	28,191
Axis Capital Holdings Ltd.	477	26,612
Chubb Ltd.	2,595	324,141
Hartford Financial Services Group, Inc.	2,033	92,339
Lincoln National Corp.	1,223	73,612
Loews Corp.	1,523	70,911
Marsh & McLennan Companies, Inc.	2,863	242,639
Principal Financial Group, Inc.	1,620	76,253
Progressive Corp.	3,286	229,034
Prudential Financial, Inc.	2,329	218,414
Reinsurance Group of America, Inc.	355	50,541
The Travelers Companies, Inc.	1,527	191,074
Willis Group Holdings PLC	736	105,366
		2,529,665
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	2,830	27,111

TOTAL FINANCIALS		8,983,947

HEALTH CARE - 13.9%
Biotechnology - 4.2%
AbbVie, Inc.	8,513	662,737
Amgen, Inc.	3,710	715,251
Biogen, Inc. (a)	1,191	362,386
BioMarin Pharmaceutical, Inc. (a)	1,000	92,170
Celgene Corp. (a)	4,095	293,202
Gilead Sciences, Inc.	7,285	496,691
Vertex Pharmaceuticals, Inc. (a)	1,439	243,853
		2,866,290
Health Care Equipment & Supplies - 1.4%
Align Technology, Inc. (a)	428	94,674
Becton, Dickinson & Co.	1,493	344,137
Dentsply Sirona, Inc.	1,279	44,292
Edwards Lifesciences Corp. (a)	1,191	175,792
Hologic, Inc. (a)	1,549	60,396
IDEXX Laboratories, Inc. (a)	492	104,363
ResMed, Inc.	804	85,160
Varian Medical Systems, Inc. (a)	521	62,192
		971,006
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	933	82,104
Cardinal Health, Inc.	1,761	89,107
Centene Corp. (a)	1,159	151,041
Cigna Corp.	1,359	290,568
HCA Holdings, Inc.	1,577	210,577
Henry Schein, Inc. (a)	865	71,795
Humana, Inc.	768	246,075
Laboratory Corp. of America Holdings (a)	580	93,119
Quest Diagnostics, Inc.	757	71,241
		1,305,627
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,809	117,205
Mettler-Toledo International, Inc. (a)	144	78,742
Quintiles Transnational Holdings, Inc. (a)	907	111,498
Waters Corp. (a)	443	84,033
		391,478
Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	9,226	466,282
Jazz Pharmaceuticals PLC (a)	338	53,681
Johnson & Johnson	15,068	2,109,369
Merck & Co., Inc.	15,106	1,111,953
Zoetis, Inc. Class A	2,733	246,380
		3,987,665

TOTAL HEALTH CARE		9,522,066

INDUSTRIALS - 9.3%
Aerospace & Defense - 0.5%
Arconic, Inc.	2,436	49,524
L3 Technologies, Inc.	439	83,177
Rockwell Collins, Inc.	935	119,699
TransDigm Group, Inc. (a)	264	87,186
		339,586
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	775	68,998
Expeditors International of Washington, Inc.	983	66,038
United Parcel Service, Inc. Class B	3,895	414,973
		550,009
Airlines - 0.1%
Delta Air Lines, Inc.	985	53,909
Southwest Airlines Co.	811	39,820
		93,729
Building Products - 0.6%
A.O. Smith Corp.	806	36,697
Allegion PLC	549	47,066
Fortune Brands Home & Security, Inc.	800	35,864
Johnson Controls International PLC	5,254	167,970
Lennox International, Inc.	206	43,443
Masco Corp.	1,798	53,940
Owens Corning	607	28,693
		413,673
Commercial Services & Supplies - 0.4%
Copart, Inc. (a)	1,166	57,029
Waste Management, Inc.	2,429	217,323
		274,352
Electrical Equipment - 0.5%
Acuity Brands, Inc.	225	28,269
Eaton Corp. PLC	2,458	176,165
Rockwell Automation, Inc.	713	117,452
Sensata Technologies, Inc. PLC (a)	964	45,212
		367,098
Industrial Conglomerates - 1.2%
3M Co.	3,322	632,044
Roper Technologies, Inc.	570	161,253
		793,297
Machinery - 2.6%
AGCO Corp.	351	19,670
Caterpillar, Inc.	3,336	404,724
Cummins, Inc.	889	121,517
Deere & Co.	1,743	236,072
Dover Corp.	860	71,242
Flowserve Corp.	750	34,425
Illinois Tool Works, Inc.	1,714	218,655
Ingersoll-Rand PLC	1,390	133,357
PACCAR, Inc.	2,001	114,477
Parker Hannifin Corp.	757	114,784
Pentair PLC	935	37,540
Snap-On, Inc.	323	49,723
Stanley Black & Decker, Inc.	878	102,305
WABCO Holdings, Inc. (a)	295	31,698
Xylem, Inc.	1,018	66,760
		1,756,949
Professional Services - 0.4%
IHS Markit Ltd. (a)	2,227	116,984
Manpower, Inc.	376	28,685
Nielsen Holdings PLC	2,001	51,986
Robert Half International, Inc.	692	41,887
		239,542
Road & Rail - 1.9%
AMERCO	47	15,345
CSX Corp.	4,698	323,504
Kansas City Southern	584	59,545
Norfolk Southern Corp.	1,597	268,025
Union Pacific Corp.	4,340	634,595
		1,301,014
Trading Companies & Distributors - 0.3%
Fastenal Co.	1,621	83,336
United Rentals, Inc. (a)	465	55,833
W.W. Grainger, Inc.	265	75,252
		214,421

TOTAL INDUSTRIALS		6,343,670

INFORMATION TECHNOLOGY - 24.3%
Communications Equipment - 2.0%
Cisco Systems, Inc.	26,410	1,208,258
CommScope Holding Co., Inc. (a)	1,114	26,803
Motorola Solutions, Inc.	922	113,000
		1,348,061
Electronic Equipment & Components - 0.8%
Corning, Inc.	4,709	150,453
Dell Technologies, Inc. (a)	1,113	100,604
Flextronics International Ltd. (a)	2,920	22,951
Keysight Technologies, Inc. (a)	1,044	59,592
TE Connectivity Ltd.	1,971	148,653
Trimble, Inc. (a)	1,397	52,220
		534,473
IT Services - 5.7%
Accenture PLC Class A	3,631	572,318
Cognizant Technology Solutions Corp. Class A	3,317	228,973
IBM Corp.	5,148	594,234
Jack Henry & Associates, Inc.	428	64,127
MasterCard, Inc. Class A	5,206	1,029,070
The Western Union Co.	2,628	47,409
Visa, Inc. Class A	10,029	1,382,498
		3,918,629
Semiconductors & Semiconductor Equipment - 4.5%
Analog Devices, Inc.	2,098	175,624
Applied Materials, Inc.	5,699	187,383
Intel Corp.	26,180	1,227,318
Lam Research Corp.	929	131,667
Marvell Technology Group Ltd.	3,468	56,910
NVIDIA Corp.	3,236	682,246
Skyworks Solutions, Inc.	1,031	89,450
Texas Instruments, Inc.	5,482	508,894
		3,059,492
Software - 10.7%
Adobe, Inc. (a)	2,770	680,755
Autodesk, Inc. (a)	1,226	158,461
CA Technologies, Inc.	1,714	76,033
Cadence Design Systems, Inc. (a)	1,558	69,440
Citrix Systems, Inc.	745	76,340
Intuit, Inc.	1,384	292,024
Microsoft Corp.	41,058	4,385,395
Oracle Corp.	17,215	840,781
Salesforce.com, Inc. (a)	3,968	544,568
Symantec Corp.	3,420	62,073
VMware, Inc. Class A (a)	404	57,122
Workday, Inc. Class A (a)	820	109,076
		7,352,068
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.	8,654	131,974
HP, Inc.	9,248	223,247
Xerox Corp.	1,264	35,228
		390,449

TOTAL INFORMATION TECHNOLOGY		16,603,172

MATERIALS - 2.4%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	1,213	187,227
Axalta Coating Systems Ltd. (a)	1,216	30,011
Celanese Corp. Class A	759	73,577
Ecolab, Inc.	1,467	224,671
International Flavors & Fragrances, Inc.	485	70,160
LyondellBasell Industries NV Class A	1,885	168,274
PPG Industries, Inc.	1,413	148,492
Sherwin-Williams Co.	474	186,505
The Mosaic Co.	2,036	62,994
		1,151,911
Containers & Packaging - 0.4%
Avery Dennison Corp.	491	44,544
Ball Corp.	1,885	84,448
International Paper Co.	2,234	101,334
Sealed Air Corp.	916	29,642
WestRock Co.	1,422	61,103
		321,071
Metals & Mining - 0.3%
Newmont Mining Corp.	3,018	93,317
Nucor Corp.	1,798	106,298
		199,615

TOTAL MATERIALS		1,672,597

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	577	70,527
American Tower Corp.	2,491	388,123
Boston Properties, Inc.	863	104,216
Camden Property Trust (SBI)	489	44,142
Duke Realty Corp.	2,036	56,133
Equinix, Inc.	447	169,297
Federal Realty Investment Trust (SBI)	419	51,977
HCP, Inc.	2,658	73,228
Host Hotels & Resorts, Inc.	4,207	80,396
Iron Mountain, Inc.	1,547	47,354
Liberty Property Trust (SBI)	827	34,626
Prologis, Inc.	3,542	228,353
SBA Communications Corp. Class A (a)	651	105,573
The Macerich Co.	577	29,785
UDR, Inc.	1,428	55,963
Welltower, Inc.	2,100	138,747
Weyerhaeuser Co.	4,278	113,923
		1,792,363
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	1,738	70,024
Jones Lang LaSalle, Inc.	258	34,123
		104,147

TOTAL REAL ESTATE		1,896,510

UTILITIES - 3.0%
Electric Utilities - 1.1%
Alliant Energy Corp.	1,326	56,991
Edison International	1,840	127,678
Eversource Energy	1,789	113,172
Pinnacle West Capital Corp.	617	50,748
Southern Co.	5,704	256,851
Xcel Energy, Inc.	2,800	137,228
		742,668
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	3,717	54,194
Multi-Utilities - 1.7%
CenterPoint Energy, Inc.	2,790	75,358
CMS Energy Corp.	1,586	78,539
Consolidated Edison, Inc.	1,750	133,000
Dominion Resources, Inc.	3,675	262,469
DTE Energy Co.	1,025	115,210
NiSource, Inc.	2,072	52,546
Public Service Enterprise Group, Inc.	2,847	152,115
Sempra Energy	1,411	155,379
WEC Energy Group, Inc.	1,780	121,752
		1,146,368
Water Utilities - 0.1%
American Water Works Co., Inc.	996	88,176

TOTAL UTILITIES		2,031,406

TOTAL COMMON STOCKS
(Cost $67,135,641)		67,515,467
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (c)
(Cost $29,892)	30,000	29,883
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.23% (d)	582,309	$582,425
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	109,713	109,724
TOTAL MONEY MARKET FUNDS
(Cost $692,149)		692,149
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $67,857,682)		68,237,499
NET OTHER ASSETS (LIABILITIES) - 0.1%		97,306
NET ASSETS - 100%		$68,334,805

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6	Dec. 2018	$813,330	$12,181	$12,181

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,883.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,806
Fidelity Securities Lending Cash Central Fund	964
Total	$9,770

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$5,602,073	$5,602,073	$--	$--
Consumer Discretionary	6,369,330	6,369,330	--	--
Consumer Staples	5,038,713	5,038,713	--	--
Energy	3,451,983	3,451,983	--	--
Financials	8,983,947	8,983,947	--	--
Health Care	9,522,066	9,522,066	--	--
Industrials	6,343,670	6,343,670	--	--
Information Technology	16,603,172	16,603,172	--	--
Materials	1,672,597	1,672,597	--	--
Real Estate	1,896,510	1,896,510	--	--
Utilities	2,031,406	2,031,406	--	--
U.S. Government and Government Agency Obligations	29,883	--	29,883	--
Money Market Funds	692,149	692,149	--	--
Total Investments in Securities:	$68,237,499	$68,207,616	$29,883	$--
Derivative Instruments:
Assets
Futures Contracts	$12,181	$12,181	$--	$--
Total Assets	$12,181	$12,181	$--	$--
Total Derivative Instruments:	$12,181	$12,181	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$12,181	$0
Total Equity Risk	12,181	0
Total Value of Derivatives	$12,181	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $103,794) — See accompanying schedule: Unaffiliated issuers (cost $67,165,533)	$67,545,350
Fidelity Central Funds (cost $692,149)	692,149
Total Investment in Securities (cost $67,857,682)		$68,237,499
Cash		243,929
Receivable for fund shares sold		262,564
Dividends receivable		78,208
Distributions receivable from Fidelity Central Funds		1,293
Receivable for daily variation margin on futures contracts		5,059
Total assets		68,828,552
Liabilities
Payable for investments purchased	$243,929
Payable for fund shares redeemed	133,898
Accrued management fee	4,490
Other affiliated payables	1,685
Collateral on securities loaned	109,745
Total liabilities		493,747
Net Assets		$68,334,805
Net Assets consist of:
Paid in capital		$67,363,061
Total distributable earnings (loss)		971,744
Net Assets		$68,334,805
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($12,999,396 ÷ 1,138,059 shares)		$11.42
Premium Class:
Net Asset Value, offering price and redemption price per share ($49,210,651 ÷ 4,306,503 shares)		$11.43
Institutional Class:
Net Asset Value, offering price and redemption price per share ($6,124,758 ÷ 535,889 shares)		$11.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$836,274
Interest		267
Income from Fidelity Central Funds		9,770
Total income		846,311
Expenses
Management fee	$34,851
Transfer agent fees	24,454
Independent trustees' fees and expenses	169
Commitment fees	71
Total expenses before reductions	59,545
Expense reductions	(48)
Total expenses after reductions		59,497
Net investment income (loss)		786,814
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(64,357)
Fidelity Central Funds	(115)
Futures contracts	41
Total net realized gain (loss)		(64,431)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(401,082)
Futures contracts	6,342
Total change in net unrealized appreciation (depreciation)		(394,740)
Net gain (loss)		(459,171)
Net increase (decrease) in net assets resulting from operations		$327,643

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	For the period May 9, 2017 (commencement of operations) to October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$786,814	$80,183
Net realized gain (loss)	(64,431)	(4,131)
Change in net unrealized appreciation (depreciation)	(394,740)	786,738
Net increase (decrease) in net assets resulting from operations	327,643	862,790
Distributions to shareholders	(166,474)	–
Total distributions	(166,474)	–
Share transactions - net increase (decrease)	50,677,146	16,633,700
Total increase (decrease) in net assets	50,838,315	17,496,490
Net Assets
Beginning of period	17,496,490	–
End of period	$68,334,805	$17,496,490
Other Information
Undistributed net investment income end of period		$80,183

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Sustainability Index Fund Investor Class

Years ended October 31,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.89	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.09
Net realized and unrealized gain (loss)	.41C	.80
Total from investment operations	.61	.89
Distributions from net investment income	(.07)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.08)	–
Net asset value, end of period	$11.42	$10.89
Total ReturnD,E	5.60%	8.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.17%	.21%H
Expenses net of fee waivers, if any	.17%	.21%H
Expenses net of all reductions	.17%	.21%H
Net investment income (loss)	1.76%	1.76%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,999	$3,214
Portfolio turnover rateI	15%	3%H,J

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity U.S. Sustainability Index Fund Premium Class

Years ended October 31,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.89	$10.00
Income from Investment Operations
Net investment income (loss)B	.21	.09
Net realized and unrealized gain (loss)	.41C	.80
Total from investment operations	.62	.89
Distributions from net investment income	(.08)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.08)D	–
Net asset value, end of period	$11.43	$10.89
Total ReturnE,F	5.74%	8.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.13%	.14%I
Expenses net of fee waivers, if any	.13%	.14%I
Expenses net of all reductions	.13%	.14%I
Net investment income (loss)	1.80%	1.83%I
Supplemental Data
Net assets, end of period (000 omitted)	$49,211	$13,724
Portfolio turnover rateJ	15%	3%I,K

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.08 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity U.S. Sustainability Index Fund Institutional Class

Years ended October 31,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.21	.09
Net realized and unrealized gain (loss)	.41C	.81
Total from investment operations	.62	.90
Distributions from net investment income	(.08)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.09)	–
Net asset value, end of period	$11.43	$10.90
Total ReturnD,E	5.67%	9.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.11%	.11%H
Expenses net of fee waivers, if any	.11%	.11%H
Expenses net of all reductions	.11%	.11%H
Net investment income (loss)	1.82%	1.86%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,125	$558
Portfolio turnover rateI	15%	3%H,J

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity U.S. Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

During the period, the Board of Trustees approved the consolidation of the Fund's publicly offered share classes into a single share class. The consolidation took place on November 09, 2018, and the surviving class is Fidelity U.S. Sustainability Index Fund.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,372,089
Gross unrealized depreciation	(4,220,030)
Net unrealized appreciation (depreciation)	$152,059
Tax Cost	$68,085,440

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$747,760
Undistributed long-term capital gain	$71,924
Net unrealized appreciation (depreciation) on securities and other investments	$152,059

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017(a)
Ordinary Income	$160,394	$ -
Long-term Capital Gains	6,080	–
Total	$166,474	$ -

 (a) For the period May 9, 2017 (commencement of operations) to October 31, 2017.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Distributions to Shareholders Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $56,972,447 and $6,273,614, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .08% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .11% of each class' average net assets on an annual basis with certain exceptions. Prior to August 1, 2018 the investment adviser paid class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.21%
Premium Class	.14%
Institutional Class	.11%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11% and .035% of class-level average net assets for Investor Class, Premium Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective August 1, 2018, under the amended expense contract, Investor Class, Premium Class, and Institutional Class pay a portion of the transfer agent fees at an annual rate of .03%, of class-level average net assets, respectively. Prior to August 1, 2018, under the expense contract, Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .13%, .06% and .03%, of class-level average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 6,967
Premium Class	17,165
Institutional Class	322
$ 24,454

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $71 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $964, including $23 from securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $48.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017(a)
Distributions to shareholders
Investor Class	$30,652	$–
Premium Class	131,284	–
Institutional Class	4,538	–
Total	$166,474	$–

 (a) For the period May 9, 2017 (commencement of operations) to October 31, 2017.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018	Year ended October 31, 2017(a)	Year ended October 31, 2018	Year ended October 31, 2017(a)
Investor Class
Shares sold	2,070,468	531,339	$24,029,375	$5,513,531
Reinvestment of distributions	2,706	–	30,067	–
Shares redeemed	(1,230,207)	(236,247)	(14,115,014)	(2,466,638)
Net increase (decrease)	842,967	295,092	$9,944,428	$3,046,893
Premium Class
Shares sold	3,858,697	1,299,341	$44,544,353	$13,477,809
Reinvestment of distributions	11,366	–	126,165	–
Shares redeemed	(823,359)	(39,542)	(9,524,016)	(411,338)
Net increase (decrease)	3,046,704	1,259,799	$35,146,502	$13,066,471
Institutional Class
Shares sold	524,953	51,819	$6,053,807	$526,336
Reinvestment of distributions	311	–	3,452	–
Shares redeemed	(40,613)	(581)	(471,043)	(6,000)
Net increase (decrease)	484,651	51,238	$5,586,216	$520,336

 (a) For the period May 9, 2017 (commencement of operations) to October 31, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity U.S. Sustainability Index Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity U.S. Sustainability Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2018 and for the period May 9, 2017 (commencement of operations) through October 31, 2017, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year ended October 31, 2018, and the changes in its net assets and the financial highlights for the year ended October 31, 2018 and for the period May 9, 2017 (commencement of operations) through October 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 12, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 260 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Investor Class	.15%
Actual		$1,000.00	$1,017.80	$.76-C
Hypothetical-D		$1,000.00	$1,024.45	$.77-C
Premium Class	.12%
Actual		$1,000.00	$1,018.70	$.61
Hypothetical-D		$1,000.00	$1,024.60	$.61
Institutional Class	.11%
Actual		$1,000.00	$1,018.70	$.56
Hypothetical-D		$1,000.00	$1,024.65	$.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C If fees and changes to the class level expense contract and/ or expense cap, effective August 1, 2018, had been in effect during the entire current period, the restated annualized expense ratio would have been .11% and the expenses paid in the actual and hypothetical examples above would have been $.56 and $.56, respectively.

 D 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity U.S. Sustainability Index Fund voted to pay on December 10, 2018, to shareholders of record at the opening of business on December 7, 2018, a distribution of $0.023 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.146 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2018, $73,381, or, if subsequently determined to be different, the net capital gain of such year.

Investor Class designates 96%; Premium Class designates 90%; and Institutional Class designates 87%; of the dividend distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Investor Class designates 99%; Premium Class designates 92%; and Institutional Class designates 90%; of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Sustainability Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity U.S. Sustainability Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Class and Premium Class ranked below the competitive median for the period and the total expense ratio of Investor Class ranked above the competitive median for the period. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the majority of the funds in the Total Mapped Group are not comparable because there are only two sustainability index competitor classes. The Board noted that the total expense ratio of Investor Class is lower than the expense ratio of one of the comparable competitor classes and only one basis point higher than the other comparable competitor class.

At its July 2018 meeting, the Board approved a proposal for the fund to consolidate all classes into a single class by exchanging all shares of higher cost classes for shares of the lowest cost class available. The exchanges are expected to take place in November 2018. In connection with the class consolidation, the Board approved amended and restated expense contracts that reduce each class's total expense ratio to equal the total expense ratio of the lowest cost class. The Board considered that, effective August 1, 2018, contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total class operating expenses, with certain exceptions, to 0.11%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® International Sustainability Index Fund Investor Class, Premium Class and Institutional Class Annual Report October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Life of fundA
Investor Class	(8.83)%	(0.05)%
Premium Class	(8.80)%	(0.03)%
Institutional Class	(8.77)%	(0.01)%

 A From May 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® International Sustainability Index Fund on May 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA ESG Leaders Index performed over the same period.

Period Ending Values
$9,992	Fidelity® International Sustainability Index Fund - Investor Class
$10,162	MSCI ACWI (All Country World Index) ex USA ESG Leaders Index

Management's Discussion of Fund Performance

Market Recap:  International equities returned -8.08% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. A modestly positive first half of the period gave way to a confluence of overwhelmingly negative factors – including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -11% second-half return. The index lost 8% in October alone, its largest monthly drop in more than six years. Among sectors, new-media-infused communications services (-15%) was hit the hardest, while economically sensitive consumer discretionary (-13%), information technology (-12%), financials (-10%), industrials (-9%) and materials (-7%) stocks also fared poorly. Even the more defensive real estate (-9%), utilities (-6%) and consumer staples (-5%) sectors weren’t spared this period. Conversely, elevated crude-oil prices fueled a positive return for energy (+7%), the top-performing sector, followed by the relatively stable-growing health care segment (+2%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth also pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund's share classes returned roughly -8.8%, compared with a return of -7.76% for the benchmark MSCI AC (All Country) ex USA ESG Leaders Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Shares of Chinese internet company Tencent (-24%), which struggled due to questions about future growth and regulatory concerns, hurt the fund return the most on an absolute basis. Tencent's decline also weighed on South African media company Naspers (-28%), which owns a large Tencent stake. Elsewhere, German chemical manufacturer BASF (-27%) reported weaker-than-expected earnings, while European banks, such as Netherlands-based ING Groep (-33%) and Spain's Banco Bilbao Vizcaya Argentaria (-35%), struggled due to political and economic concern in the region. In contrast, Japanese electronics giant Sony (+41%), contributed more than any other holding, driven by strong financial results. Pharmaceutical companies Roche Holdings (+9%) and GlaxoSmithKline (+13%), based in Switzerland and the U.K., respectively, also added value, as did U.K.-based broadcaster Sky, whose stock rose about 84% for the 12 months, as the company benefited from a bidding war ultimately won by Comcast.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5
Total SA (France, Oil, Gas & Consumable Fuels)	1.3
SAP SE (Germany, Software)	0.9
The Toronto-Dominion Bank (Canada, Banks)	0.9
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.8
Allianz SE (Germany, Insurance)	0.8
Siemens AG (Germany, Industrial Conglomerates)	0.8
Commonwealth Bank of Australia (Australia, Banks)	0.8
11.1

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	19.7
Industrials	9.7
Information Technology	8.5
Consumer Staples	8.0
Consumer Discretionary	8.0
Health Care	7.2
Communication Services	7.0
Materials	6.4
Energy	5.3
Utilities	2.7

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
United States of America*	14.3%
Japan	13.9%
Canada	7.2%
United Kingdom	6.8%
France	6.0%
Germany	6.1%
Australia	5.7%
Switzerland	4.3%
Netherlands	3.7%
Other	32.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks and Equity Futures	100.3
Short-Term Investments and Net Other Assets (Liabilities)	(0.3)

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 83.5%
	Shares	Value
Australia - 5.7%
AGL Energy Ltd.	2,278	$29,037
Amcor Ltd.	4,026	37,918
AMP Ltd.	10,119	17,699
APA Group unit	4,096	27,846
ASX Ltd.	671	28,116
Aurizon Holdings Ltd.	6,887	20,484
Australia & New Zealand Banking Group Ltd.	10,051	184,560
Bendigo & Adelaide Bank Ltd.	1,681	12,178
BlueScope Steel Ltd.	1,914	19,477
Boral Ltd.	4,070	16,169
Brambles Ltd.	5,469	41,130
Caltex Australia Ltd.	901	18,031
Coca-Cola Amatil Ltd.	1,737	12,190
Cochlear Ltd.	200	25,151
Commonwealth Bank of Australia	6,111	299,593
Computershare Ltd.	1,601	22,414
CSL Ltd.	1,571	209,151
DEXUS Property Group unit	3,524	25,454
Flight Centre Travel Group Ltd.	194	6,374
Goodman Group unit	5,660	41,604
Harvey Norman Holdings Ltd.	2,084	4,708
Healthscope Ltd.	6,024	9,001
Insurance Australia Group Ltd.	8,020	38,790
Lendlease Group unit	2,018	25,151
Macquarie Group Ltd.	1,123	93,204
Mirvac Group unit	12,868	19,774
National Australia Bank Ltd.	9,456	169,352
Newcrest Mining Ltd.	2,669	38,954
Orica Ltd.	1,334	16,211
Origin Energy Ltd. (a)	6,156	31,780
Ramsay Health Care Ltd.	490	19,508
Scentre Group unit	18,487	52,104
SEEK Ltd.	1,156	14,621
SP AusNet	6,477	7,843
Stockland Corp. Ltd. unit	8,444	21,586
Sydney Airport unit	3,812	17,385
Telstra Corp. Ltd.	14,450	31,517
The GPT Group unit	6,260	22,874
Transurban Group unit	8,840	70,989
Wesfarmers Ltd.	3,935	129,910
Westpac Banking Corp.	11,888	225,821
Woodside Petroleum Ltd.	3,247	80,133

TOTAL AUSTRALIA		2,235,792

Austria - 0.1%
OMV AG	510	28,380
Voestalpine AG	402	14,293

TOTAL AUSTRIA		42,673

Bailiwick of Jersey - 0.3%
Ferguson PLC	808	54,562
WPP PLC	4,384	49,608

TOTAL BAILIWICK OF JERSEY		104,170

Belgium - 0.4%
Colruyt NV	207	12,032
KBC Groep NV	873	60,218
Solvay SA Class A	255	29,070
UCB SA	439	36,885
Umicore SA	728	34,294

TOTAL BELGIUM		172,499

Bermuda - 0.1%
Alibaba Pictures Group Ltd. (a)	40,000	5,509
Beijing Enterprises Water Group Ltd.	20,000	10,176
Brilliance China Automotive Holdings Ltd.	10,000	8,722
GOME Electrical Appliances Holdings Ltd. (a)	32,000	3,183
Haier Electronics Group Co. Ltd.	4,000	8,355
HengTen Networks Group Ltd. (a)	80,000	2,856
Li & Fung Ltd.	22,000	4,348
Shangri-La Asia Ltd.	4,000	5,458
Yue Yuen Industrial (Holdings) Ltd.	2,500	6,838

TOTAL BERMUDA		55,445

Brazil - 0.6%
Atacadao Distribuicao Comercio e Industria Ltda	1,500	6,143
BM&F BOVESPA SA	7,200	51,347
BR Malls Participacoes SA	3,000	10,238
Cielo SA	4,200	14,897
Cosan SA Industria e Comercio	600	5,200
EDP Energias do Brasil SA	1,300	4,891
ENGIE Brasil Energia SA	600	6,417
Fibria Celulose SA	900	17,376
Klabin SA unit	2,400	12,040
Kroton Educacional SA	4,800	14,730
Localiza Rent A Car SA	1,700	13,133
Lojas Renner SA	2,500	25,259
M. Dias Branco SA	400	4,780
Multiplan Empreendimentos Imobiliarios SA	900	5,562
Natura Cosmeticos SA	700	6,130
Odontoprev SA	800	2,842
TIM Participacoes SA	3,000	9,343
Ultrapar Participacoes SA	1,300	15,457
Weg SA	2,840	13,736

TOTAL BRAZIL		239,521

Canada - 6.2%
Agnico Eagle Mines Ltd. (Canada)	811	28,646
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,500	71,636
AltaGas Ltd.	924	11,616
ARC Resources Ltd.	1,184	11,027
Bank of Montreal	2,227	166,511
Bank of Nova Scotia	4,163	223,416
BlackBerry Ltd. (a)	1,769	16,327
CAE, Inc.	929	16,386
Canadian Imperial Bank of Commerce	1,545	133,416
Canadian National Railway Co.	2,553	218,250
Canadian Tire Ltd. Class A (non-vtg.)	214	24,081
Cenovus Energy, Inc. (Canada)	3,622	30,650
CGI Group, Inc. Class A (sub. vtg.) (a)	888	54,840
Emera, Inc.	198	6,109
Empire Co. Ltd. Class A (non-vtg.)	598	10,879
Enbridge, Inc.	5,918	184,402
Encana Corp.	3,350	34,201
First Capital Realty, Inc.	587	8,757
Fortis, Inc.	1,470	48,574
Franco-Nevada Corp.	647	40,409
Gildan Activewear, Inc.	742	22,179
Hydro One Ltd. (b)	1,155	16,801
Loblaw Companies Ltd.	658	32,909
Lundin Mining Corp.	2,221	9,127
Magna International, Inc. Class A (sub. vtg.)	1,167	57,452
Metro, Inc. Class A (sub. vtg.)	857	26,893
Nutrien Ltd.	2,203	116,622
Open Text Corp.	928	31,327
PrairieSky Royalty Ltd.	732	11,121
Rogers Communications, Inc. Class B (non-vtg.)	1,257	64,729
Sun Life Financial, Inc.	2,110	77,271
Suncor Energy, Inc.	5,672	190,266
Teck Resources Ltd. Class B (sub. vtg.)	1,770	36,585
The Toronto-Dominion Bank	6,412	355,705
Vermilion Energy, Inc.	498	13,206
Wheaton Precious Metals Corp.	1,551	25,496
WSP Global, Inc.	360	17,972

TOTAL CANADA		2,445,794

Cayman Islands - 2.6%
3SBio, Inc. (b)	4,500	6,530
AAC Technology Holdings, Inc.	2,500	19,043
Anta Sports Products Ltd.	4,000	16,424
ASM Pacific Technology Ltd.	1,100	9,496
Chailease Holding Co. Ltd.	4,080	11,623
China Conch Venture Holdings Ltd.	5,500	15,430
China Medical System Holdings Ltd.	5,000	5,949
China Mengniu Dairy Co. Ltd.	9,000	26,511
Ctrip.com International Ltd. ADR (a)(c)	1,421	47,291
Fullshare Holdings Ltd.	25,000	9,723
GCL-Poly Energy Holdings Ltd. (a)	50,000	2,965
Geely Automobile Holdings Ltd.	17,000	32,517
Jiayuan International Group Ltd.	4,000	7,019
Lee & Man Paper Manufacturing Ltd.	5,000	4,278
New Oriental Education & Technology Group, Inc. sponsored ADR	494	28,904
Shenzhou International Group Holdings Ltd.	3,000	33,130
Shui On Land Ltd.	13,000	2,619
Sino Biopharmaceutical Ltd.	24,500	21,963
SOHO China Ltd.	6,500	2,205
Tencent Holdings Ltd.	19,800	678,310
Towngas China Co. Ltd.	4,080	2,966
Vipshop Holdings Ltd. ADR (a)	1,446	7,028
Wharf Real Estate Investment Co. Ltd.	4,000	24,764
Yuzhou Properties Co.	6,000	2,142
Zhongsheng Group Holdings Ltd. Class H	2,000	3,647

TOTAL CAYMAN ISLANDS		1,022,477

Chile - 0.2%
Aguas Andinas SA	10,132	5,299
Compania de Petroleos de Chile SA (COPEC)	1,348	18,942
Empresa Nacional de Telecomunicaciones SA (ENTEL)	543	3,940
Empresas CMPC SA	4,350	14,975
Enersis SA	99,588	15,582
LATAM Airlines Group SA	1,064	9,707
S.A.C.I. Falabella	2,623	19,804
S.A.C.I. Falabella rights 11/17/18 (a)	90	9

TOTAL CHILE		88,258

China - 1.3%
Air China Ltd. (H Shares)	6,000	4,828
BBMG Corp. (H Shares)	8,000	2,204
BYD Co. Ltd. (H Shares)	2,000	12,866
China CITIC Bank Corp. Ltd. (H Shares)	31,000	19,173
China Construction Bank Corp. (H Shares)	334,000	265,045
China Eastern Airlines Corp. Ltd. (H Shares)	6,000	3,313
China Everbright Bank Co. Ltd. (H Shares)	8,000	3,560
China International Marine Containers (Group) Ltd. (H Shares)	1,700	1,500
China Longyuan Power Grid Corp. Ltd. (H Shares)	11,000	8,360
China Merchants Bank Co. Ltd. (H Shares)	13,500	51,990
China Minsheng Banking Corp. Ltd. (H Shares)	21,000	15,478
China Molybdenum Co. Ltd. (H Shares)	12,000	4,453
China Shenhua Energy Co. Ltd. (H Shares)	12,000	27,177
China Shipping Container Lines Co. Ltd. (H Shares) (a)	15,000	1,530
China Southern Airlines Ltd. (H Shares)	6,000	3,244
China Vanke Co. Ltd. (H Shares)	4,200	12,934
Chongqing Changan Automobile Co. Ltd. (B Shares)	2,200	1,481
Dongfeng Motor Group Co. Ltd. (H Shares)	10,000	9,844
Guangzhou Automobile Group Co. Ltd. (H Shares)	11,200	11,326
Huaneng Renewables Corp. Ltd. (H Shares)	16,000	4,101
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	3,800	4,514
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	8,000	7,151
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	2,000	5,993
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	3,100	6,847
Sinopharm Group Co. Ltd. (H Shares)	4,400	21,209
Sinotrans Ltd. (H Shares)	7,000	2,437
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	2,200	1,638
Zhejiang Expressway Co. Ltd. (H Shares)	4,000	3,351

TOTAL CHINA		517,547

Colombia - 0.0%
Cementos Argos SA	1,977	4,311
Interconexion Electrica SA ESP	1,596	5,929
Inversiones Argos SA	1,000	4,659

TOTAL COLOMBIA		14,899

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	568	13,517
Komercni Banka A/S	269	10,219

TOTAL CZECH REPUBLIC		23,736

Denmark - 1.5%
Christian Hansen Holding A/S	343	34,670
Coloplast A/S Series B	413	38,561
DONG Energy A/S (b)	657	41,743
Genmab A/S (a)	213	29,181
H Lundbeck A/S	236	11,021
ISS Holdings A/S	579	19,040
Novo Nordisk A/S Series B	6,310	272,507
Novozymes A/S Series B	758	37,458
Pandora A/S	376	23,524
Tryg A/S	436	10,538
Vestas Wind Systems A/S	683	42,835
William Demant Holding A/S (a)	352	11,586

TOTAL DENMARK		572,664

Egypt - 0.0%
Commercial International Bank SAE	1,801	7,990
Commercial International Bank SAE sponsored GDR	1,937	8,416

TOTAL EGYPT		16,406

Finland - 1.0%
Metso Corp.	363	11,475
Neste Oyj	445	36,673
Nokia Corp.	19,557	110,469
Nokian Tyres PLC	407	12,945
Nordea Bank ABP (a)	10,543	91,695
Orion Oyj (B Shares)	361	12,430
Stora Enso Oyj (R Shares)	1,915	28,859
UPM-Kymmene Corp.	1,857	59,756
Wartsila Corp.	1,543	26,311

TOTAL FINLAND		390,613

France - 6.0%
Accor SA	652	29,850
Air Liquide SA	1,490	180,578
Atos Origin SA	330	28,325
AXA SA	6,741	168,705
BIC SA	90	8,624
Bouygues SA	760	27,753
Capgemini SA	557	68,136
Carrefour SA	1,999	38,830
Casino Guichard Perrachon SA	198	8,746
CNP Assurances	595	13,276
Compagnie de St. Gobain	1,728	65,096
Credit Agricole SA	3,961	50,730
Danone SA	2,139	151,470
Eiffage SA	277	27,114
Essilor International SA	723	98,883
Eurazeo SA	161	11,771
Gecina SA	159	23,358
Groupe Eurotunnel SA	1,655	20,835
Imerys SA	127	7,840
Ingenico SA	200	14,190
Ipsen SA	132	18,330
JCDecaux SA	269	8,854
Kering SA	263	117,248
L'Oreal SA	878	197,799
Michelin CGDE Series B	592	60,606
Natixis SA	3,263	19,093
Orange SA	6,930	108,166
Renault SA	667	49,914
Rexel SA	1,052	13,429
Schneider Electric SA	1,897	137,174
Total SA	8,408	493,343
Vivendi SA	3,609	87,043
Wendel SA	96	12,461

TOTAL FRANCE		2,367,570

Germany - 5.8%
adidas AG	647	152,428
Allianz SE	1,529	318,521
BASF AG	3,190	244,796
Bayerische Motoren Werke AG (BMW)	1,150	99,293
Beiersdorf AG	349	36,130
Commerzbank AG (a)	3,476	32,831
Deutsche Borse AG	670	84,670
Deutsche Post AG	3,428	108,240
Deutsche Wohnen AG (Bearer)	1,233	56,477
E.ON AG	7,647	73,947
Evonik Industries AG	567	17,597
Fraport AG Frankfurt Airport Services Worldwide	143	11,062
HeidelbergCement Finance AG	517	35,135
Henkel AG & Co. KGaA	386	37,862
Merck KGaA	449	48,120
Metro Wholesale & Food Specialist AG	638	9,611
Muenchener Rueckversicherungs AG	521	112,092
OSRAM Licht AG	345	13,997
ProSiebenSat.1 Media AG	807	18,635
RWE AG	1,800	35,108
SAP SE	3,414	365,549
Siemens AG	2,657	305,414
Symrise AG	428	35,951
Telefonica Deutschland Holding AG	2,509	9,762

TOTAL GERMANY		2,263,228

Greece - 0.0%
Hellenic Telecommunications Organization SA	849	9,472
Titan Cement Co. SA (Reg.)	166	3,655

TOTAL GREECE		13,127

Hong Kong - 1.3%
BOC Hong Kong (Holdings) Ltd.	13,000	48,572
BYD Electronic International Co. Ltd.	2,500	2,930
China Agri-Industries Holdings Ltd.	8,000	2,673
China Everbright International Ltd.	14,962	11,925
China Resources Pharmaceutical Group Ltd. (b)	5,500	8,066
China Travel International Investment HK Ltd.	8,000	2,142
CLP Holdings Ltd.	5,500	61,649
CSPC Pharmaceutical Group Ltd.	16,000	33,747
Hang Lung Properties Ltd.	7,000	12,675
Hang Seng Bank Ltd.	2,700	63,214
Hong Kong & China Gas Co. Ltd.	32,240	61,583
Hong Kong Exchanges and Clearing Ltd.	4,056	107,581
Hysan Development Co. Ltd.	2,000	9,373
Lenovo Group Ltd.	26,000	16,544
MTR Corp. Ltd.	5,039	24,418
Shenzhen Investment Ltd.	14,000	4,017
Swire Pacific Ltd. (A Shares)	1,500	15,561
Swire Properties Ltd.	4,000	13,645
Techtronic Industries Co. Ltd.	5,000	23,400

TOTAL HONG KONG		523,715

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,288	13,507
OTP Bank PLC	780	28,027

TOTAL HUNGARY		41,534

India - 2.0%
Ashok Leyland Ltd.	4,195	6,506
Asian Paints Ltd.	995	16,553
Aurobindo Pharma Ltd.	924	9,889
Axis Bank Ltd. (a)	6,233	49,082
Bajaj Auto Ltd.	297	10,415
Bharat Petroleum Corp. Ltd.	2,626	9,768
Bharti Airtel Ltd.	4,844	19,147
Bharti Infratel Ltd.	1,263	4,598
Britannia Industries Ltd.	104	7,937
Dabur India Ltd.	1,817	9,452
Eicher Motors Ltd.	46	13,599
Glenmark Pharmaceuticals Ltd.	430	3,613
HCL Technologies Ltd.	1,930	27,546
Hero Motocorp Ltd.	176	6,573
Hindalco Industries Ltd.	4,046	12,057
Hindustan Petroleum Corp. Ltd.	2,016	6,110
Hindustan Unilever Ltd.	2,252	49,379
Housing Development Finance Corp. Ltd.	5,540	132,526
ICICI Bank Ltd.	8,248	39,552
Infosys Ltd.	12,130	112,071
Lupin Ltd. (a)	799	9,566
Mahindra & Mahindra Financial Services Ltd. (a)	1,101	6,089
Mahindra & Mahindra Ltd.	2,583	26,750
Marico Ltd.	1,620	7,038
Nestle India Ltd.	80	10,977
Petronet LNG Ltd.	2,154	6,573
Pidilite Industries Ltd.	418	5,419
Piramal Enterprises Ltd.	280	8,226
Siemens India Ltd.	223	2,809
Tata Consultancy Services Ltd.	3,190	83,595
Tech Mahindra Ltd. (a)	1,629	16,385
Titan Co. Ltd.	1,073	12,253
UPL Ltd. (a)	1,231	11,224
Vodafone Idea Ltd. (a)	6,770	3,538
Wipro Ltd.	3,906	17,483
Yes Bank Ltd.	5,911	15,033
Zee Entertainment Enterprises Ltd.	1,681	10,253

TOTAL INDIA		799,584

Indonesia - 0.8%
PT Adaro Energy Tbk	49,200	5,340
PT Astra International Tbk	70,200	36,480
PT Bank Central Asia Tbk	34,200	53,204
PT Bank Danamon Indonesia Tbk Series A	11,300	5,519
PT Bank Mandiri (Persero) Tbk	64,800	29,116
PT Bank Negara Indonesia (Persero) Tbk	25,900	12,479
PT Bank Rakyat Indonesia Tbk	192,700	39,928
PT Indah Kiat Pulp & Paper Tbk	9,500	7,952
PT Indofood CBP Sukses Makmur Tbk	8,700	5,108
PT Indofood Sukses Makmur Tbk	15,500	6,092
PT Jasa Marga Tbk	8,300	2,266
PT Kalbe Farma Tbk	67,700	6,101
PT Matahari Department Store Tbk	8,100	2,584
PT Pakuwon Jati Tbk	71,900	2,261
PT Perusahaan Gas Negara Tbk Series B	38,500	5,622
PT Surya Citra Media Tbk	20,700	2,138
PT Telekomunikasi Indonesia Tbk Series B	174,900	44,306
PT Unilever Indonesia Tbk	5,300	15,069
PT United Tractors Tbk	5,800	12,781

TOTAL INDONESIA		294,346

Ireland - 0.4%
CRH PLC	2,918	87,039
DCC PLC (United Kingdom)	310	26,608
Kerry Group PLC Class A	551	56,480

TOTAL IRELAND		170,127

Isle of Man - 0.0%
NEPI Rockcastle PLC	1,302	11,243
Israel - 0.2%
Bank Hapoalim BM (Reg.)	3,691	25,005
Bank Leumi le-Israel BM	5,009	31,267
Mizrahi Tefahot Bank Ltd.	509	8,577

TOTAL ISRAEL		64,849

Italy - 0.6%
Assicurazioni Generali SpA	4,085	66,072
Intesa Sanpaolo SpA	51,683	114,482
Recordati SpA	354	11,997
Snam Rete Gas SpA	7,812	32,332

TOTAL ITALY		224,883

Japan - 13.9%
AEON Co. Ltd.	2,100	48,200
AEON Financial Service Co. Ltd.	400	7,856
AEON MALL Co. Ltd.	400	7,406
Agc, Inc.	600	19,653
Ajinomoto Co., Inc.	1,600	25,849
All Nippon Airways Ltd.	400	13,450
Amada Holdings Co. Ltd.	1,200	11,305
Asahi Kasei Corp.	4,400	52,793
Asics Corp.	500	7,267
Astellas Pharma, Inc.	6,600	101,971
Benesse Holdings, Inc.	300	8,362
Bridgestone Corp.	2,100	80,975
Casio Computer Co. Ltd.	600	9,056
Central Japan Railway Co.	500	95,954
Chugai Pharmaceutical Co. Ltd.	800	46,837
CyberAgent, Inc.	300	12,766
Dai Nippon Printing Co. Ltd.	800	17,950
Daicel Chemical Industries Ltd.	900	9,532
Daifuku Co. Ltd.	400	17,229
Daikin Industries Ltd.	900	104,321
Daiwa House Industry Co. Ltd.	2,000	60,389
DENSO Corp.	1,500	66,909
Dentsu, Inc.	800	37,104
East Japan Railway Co.	1,100	96,072
Eisai Co. Ltd.	900	74,952
Fast Retailing Co. Ltd.	200	100,701
Fujitsu Ltd.	700	42,587
Hino Motors Ltd.	900	8,615
Hirose Electric Co. Ltd.	100	9,509
Hitachi Chemical Co. Ltd.	400	6,314
Hitachi Construction Machinery Co. Ltd.	400	10,620
Hitachi High-Technologies Corp.	300	11,313
Hitachi Metals Ltd.	700	8,263
Honda Motor Co. Ltd.	5,600	159,855
Hulic Co. Ltd.	1,000	9,173
INPEX Corp.	3,600	40,992
J. Front Retailing Co. Ltd.	800	10,483
Japan Retail Fund Investment Corp.	9	16,623
Kajima Corp.	1,500	19,315
Kaneka Corp.	200	8,366
Kansai Paint Co. Ltd.	600	8,886
Kao Corp.	1,700	113,088
Kawasaki Heavy Industries Ltd.	500	11,849
KDDI Corp.	6,200	150,039
Keio Corp.	400	21,726
Keyence Corp.	300	147,029
Kikkoman Corp.	500	27,394
Kobayashi Pharmaceutical Co. Ltd.	200	13,117
Kobe Steel Ltd.	1,100	8,844
Komatsu Ltd.	3,200	83,336
Konica Minolta, Inc.	1,600	15,837
Kubota Corp.	3,400	53,675
Kuraray Co. Ltd.	1,100	15,109
Kurita Water Industries Ltd.	300	7,399
Kyocera Corp.	1,100	59,535
Kyushu Railway Co.	600	18,399
Lawson, Inc.	200	12,656
Marui Group Co. Ltd.	700	15,072
Mazda Motor Corp.	2,000	21,302
McDonald's Holdings Co. (Japan) Ltd.	200	8,809
Mitsubishi Chemical Holdings Corp.	4,400	34,300
Mitsubishi Electric Corp.	6,300	79,754
Mitsubishi Estate Co. Ltd.	4,100	65,525
Mitsubishi Materials Corp.	400	11,074
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,400	7,209
Mitsui Chemicals, Inc.	600	13,455
Mitsui Fudosan Co. Ltd.	3,100	69,819
Mitsui OSK Lines Ltd.	400	9,722
Mizuho Financial Group, Inc.	83,800	143,915
Murata Manufacturing Co. Ltd.	600	91,275
Nabtesco Corp.	400	8,820
Nagoya Railroad Co. Ltd.	600	14,496
NEC Corp.	900	25,835
NGK Insulators Ltd.	900	12,667
NGK Spark Plug Co. Ltd.	600	12,188
Nikon Corp.	1,100	19,176
Nintendo Co. Ltd.	400	124,881
Nippon Express Co. Ltd.	300	18,933
Nippon Prologis REIT, Inc.	6	12,103
Nippon Yusen KK	600	9,676
Nitori Holdings Co. Ltd.	300	39,177
Nitto Denko Corp.	600	37,485
NKSJ Holdings, Inc.	1,200	49,495
Nomura Real Estate Holdings, Inc.	400	7,512
Nomura Research Institute Ltd.	400	17,725
NSK Ltd.	1,200	11,856
NTT DOCOMO, Inc.	4,600	114,075
Obayashi Corp.	2,300	20,305
Odakyu Electric Railway Co. Ltd.	1,000	21,141
OMRON Corp.	700	28,413
Oriental Land Co. Ltd.	700	65,853
Osaka Gas Co. Ltd.	1,300	23,772
Otsuka Corp.	400	13,294
Panasonic Corp.	7,600	81,559
Rakuten, Inc.	3,000	20,292
Recruit Holdings Co. Ltd.	3,800	101,990
Resona Holdings, Inc.	7,300	38,398
Rinnai Corp.	100	7,285
Secom Co. Ltd.	700	57,310
Sekisui Chemical Co. Ltd.	1,300	20,427
Sekisui House Ltd.	2,100	30,822
Seven & i Holdings Co. Ltd.	2,600	112,580
Sharp Corp.	600	9,205
Shimadzu Corp.	800	20,228
SHIMIZU Corp.	1,900	15,423
Shin-Etsu Chemical Co. Ltd.	1,300	108,629
Shiseido Co. Ltd.	1,300	82,024
Showa Shell Sekiyu K.K.	700	13,360
Sohgo Security Services Co., Ltd.	300	13,374
Sony Corp.	4,400	238,114
Stanley Electric Co. Ltd.	500	14,823
Sumitomo Chemical Co. Ltd.	5,000	25,047
Sumitomo Electric Industries Ltd.	2,600	35,458
Sumitomo Heavy Industries Ltd.	400	12,580
Sumitomo Metal Mining Co. Ltd.	800	25,189
Sumitomo Mitsui Trust Holdings, Inc.	1,200	47,680
Sumitomo Rubber Industries Ltd.	600	8,641
Suntory Beverage & Food Ltd.	500	20,406
Sysmex Corp.	600	42,136
T&D Holdings, Inc.	1,900	30,373
Taisei Corp.	700	29,938
Takashimaya Co. Ltd.	500	7,869
Takeda Pharmaceutical Co. Ltd.	2,500	103,649
TDK Corp.	500	43,115
Teijin Ltd.	600	10,402
Tobu Railway Co. Ltd.	700	19,469
Toho Co. Ltd.	400	13,050
Toho Gas Co. Ltd.	300	10,369
Tokyo Electron Ltd.	500	67,474
Tokyo Gas Co. Ltd.	1,400	34,430
Tokyu Corp.	1,800	29,737
Tokyu Fudosan Holdings Corp.	1,800	10,142
Toppan Printing Co. Ltd.	1,000	14,137
Toray Industries, Inc.	4,800	34,048
Toto Ltd.	500	17,888
Toyo Suisan Kaisha Ltd.	300	10,343
Toyoda Gosei Co. Ltd.	200	4,316
Toyota Tsusho Corp.	700	25,262
Unicharm Corp.	1,400	38,116
USS Co. Ltd.	700	12,637
West Japan Railway Co.	600	40,355
Yakult Honsha Co. Ltd.	400	28,395
Yamada Denki Co. Ltd.	1,900	8,958
Yamaha Corp.	500	21,972
Yamaha Motor Co. Ltd.	900	21,285
Yaskawa Electric Corp.	800	23,123
Yokogawa Electric Corp.	800	15,707

TOTAL JAPAN		5,474,453

Korea (South) - 2.2%
AMOREPACIFIC Corp.	114	15,287
AMOREPACIFIC Group, Inc.	105	5,715
BS Financial Group, Inc.	858	5,707
Cheil Industries, Inc.	260	24,724
CJ CheilJedang Corp.	29	8,235
CJ Corp.	53	5,063
Coway Co. Ltd.	170	10,474
Daelim Industrial Co.	103	6,861
DGB Financial Group Co. Ltd.	615	5,067
Doosan Heavy Industries & Construction Co. Ltd. (a)	257	2,466
GS Engineering & Construction Corp.	176	6,440
GS Holdings Corp.	183	7,779
Hana Financial Group, Inc.	1,039	34,876
Hankook Tire Co. Ltd.	260	9,434
Hanmi Pharm Co. Ltd.	22	7,510
Hanon Systems	644	6,180
Hanwha Chemical Corp.	395	5,591
Hotel Shilla Co.	109	6,811
Hyundai Engineering & Construction Co. Ltd.	270	10,826
Hyundai Fire & Marine Insurance Co. Ltd.	227	8,316
Hyundai Heavy Industries Co. Ltd. (a)	132	14,403
Industrial Bank of Korea	874	11,375
KB Financial Group, Inc.	1,376	57,230
Korea Gas Corp. (a)	90	4,110
Korean Air Lines Co. Ltd.	175	4,210
LG Chemical Ltd.	159	48,355
LG Corp.	327	19,001
LG Display Co. Ltd.	804	11,717
LG Electronics, Inc.	376	20,860
LG Household & Health Care Ltd.	32	29,280
LG Innotek Co. Ltd.	51	5,543
Lotte Chemical Corp.	58	13,344
NAVER Corp.	485	48,670
Oci Co. Ltd.	64	4,779
S-Oil Corp.	155	16,845
Samsung Card Co. Ltd.	131	3,863
Samsung Electro-Mechanics Co. Ltd.	194	20,063
Samsung Fire & Marine Insurance Co. Ltd.	106	25,873
Samsung SDI Co. Ltd.	191	39,422
Samsung SDS Co. Ltd.	121	20,414
Shinhan Financial Group Co. Ltd.	1,477	54,942
SK C&C Co. Ltd.	109	24,981
SK Energy Co. Ltd.	225	42,101
SK Hynix, Inc.	2,022	120,859
SK Telecom Co. Ltd.	70	16,426
Yuhan Corp.	30	4,404

TOTAL KOREA (SOUTH)		876,432

Luxembourg - 0.2%
Millicom International Cellular SA (depository receipt)	229	12,938
SES SA (France) (depositary receipt)	1,264	27,166
Tenaris SA	1,638	24,112

TOTAL LUXEMBOURG		64,216

Malaysia - 0.7%
Alliance Bank Malaysia Bhd	3,700	3,501
AMMB Holdings Bhd	6,100	5,539
Astro Malaysia Holdings Bhd (b)	5,100	1,645
Axiata Group Bhd	9,731	7,930
Bumiputra-Commerce Holdings Bhd	16,606	22,700
DiGi.com Bhd	10,700	11,021
Hap Seng Consolidated Bhd	2,100	4,943
Hartalega Holdings Bhd	4,500	6,732
Hong Leong Bank Bhd	2,200	10,883
IHH Healthcare Bhd (b)	8,400	10,037
IOI Properties Group Bhd	6,600	2,066
Malayan Banking Bhd	13,540	30,707
Malaysia Airports Holdings Bhd	3,200	6,347
Maxis Bhd	8,000	9,999
MISC Bhd	4,200	6,123
Nestle (Malaysia) BHD	200	6,873
Petronas Dagangan Bhd	800	4,971
PPB Group Bhd	2,000	8,011
Press Metal Bhd	5,100	5,899
Public Bank Bhd	10,100	59,376
RHB Capital Bhd	3,100	3,875
Sime Darby Bhd	8,200	4,311
Sime Darby Property Bhd	10,500	2,447
SP Setia Bhd	5,460	2,740
Telekom Malaysia Bhd	4,200	2,389
Tenaga Nasional Bhd	10,800	37,940
Top Glove Corp. Bhd	4,800	6,814
UMW Holdings Bhd	1,900	2,157
YTL Corp. Bhd	11,280	2,857

TOTAL MALAYSIA		290,833

Mexico - 0.4%
Alfa SA de CV Series A	10,700	11,278
Alsea S.A.B. de CV	2,100	5,370
CEMEX S.A.B. de CV unit (a)	50,500	25,209
Coca-Cola FEMSA S.A.B. de CV Series L	1,900	10,837
Embotelladoras Arca S.A.B. de CV	1,600	8,046
Fomento Economico Mexicano S.A.B. de CV unit	6,800	57,809
Gruma S.A.B. de CV Series B	735	7,671
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	705	11,718
Grupo Bimbo S.A.B. de CV Series A	5,700	10,677
Industrias Penoles SA de CV	495	6,977
Infraestructura Energetica Nova S.A.B. de CV	1,900	7,448
Kimberly-Clark de Mexico SA de CV Series A	5,300	7,640

TOTAL MEXICO		170,680

Netherlands - 3.7%
AEGON NV	6,402	39,360
Akzo Nobel NV	878	73,869
ASML Holding NV (Netherlands)	1,424	245,276
CNH Industrial NV	3,536	36,790
EXOR NV	376	21,311
ING Groep NV (Certificaten Van Aandelen)	13,513	159,872
Koninklijke Ahold Delhaize NV	4,327	99,147
Koninklijke DSM NV	636	55,742
Koninklijke KPN NV	11,647	30,731
Koninklijke Philips Electronics NV	3,267	121,846
NN Group NV	1,058	45,537
QIAGEN NV (Germany) (a)	793	28,805
STMicroelectronics NV (France)	2,371	36,043
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	480	87,140
Unilever NV (Certificaten Van Aandelen) (Bearer)	5,357	287,858
Vopak NV	243	11,009
Wolters Kluwer NV	1,008	57,268

TOTAL NETHERLANDS		1,437,604

New Zealand - 0.1%
Auckland International Airport Ltd.	3,496	15,946
Fletcher Building Ltd.	2,903	11,442
Meridian Energy Ltd.	4,426	9,054
Ryman Healthcare Group Ltd.	1,381	10,904

TOTAL NEW ZEALAND		47,346

Norway - 0.7%
Aker Bp ASA	382	12,598
Equinor ASA	4,052	105,412
Marine Harvest ASA	1,446	34,993
Norsk Hydro ASA	4,677	24,279
Orkla ASA	2,827	24,394
Schibsted ASA (B Shares)	343	10,864
Telenor ASA	2,605	47,790

TOTAL NORWAY		260,330

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	7,140	6,280
Aboitiz Power Corp.	6,600	4,162
Alliance Global Group, Inc. (a)	13,100	2,785
Ayala Land, Inc.	25,500	18,921
Bank of the Philippine Islands (BPI)	3,162	4,861
BDO Unibank, Inc.	6,810	15,599
Globe Telecom, Inc.	110	4,302
JG Summit Holdings, Inc.	10,240	9,064
Metropolitan Bank & Trust Co.	2,452	3,008
Philippine Long Distance Telephone Co.	300	7,752
SM Investments Corp.	840	14,148
SM Prime Holdings, Inc.	35,600	22,518

TOTAL PHILIPPINES		113,400

Poland - 0.3%
Bank Handlowy w Warszawie SA	127	2,317
Bank Millennium SA (a)	1,990	4,579
Bank Polska Kasa Opieki SA	591	16,126
Bank Zachodni WBK SA	122	10,823
BRE Bank SA	55	5,361
CD Projekt RED SA (a)	234	9,654
KGHM Polska Miedz SA (Bearer) (a)	491	11,117
Polish Oil & Gas Co. SA	6,107	9,963
Polski Koncern Naftowy Orlen SA	1,037	24,928
Powszechny Zaklad Ubezpieczen SA	2,093	21,371

TOTAL POLAND		116,239

Portugal - 0.2%
Energias de Portugal SA	8,907	31,315
Galp Energia SGPS SA Class B	1,734	30,236
Jeronimo Martins SGPS SA	869	10,689

TOTAL PORTUGAL		72,240

Qatar - 0.0%
Qatar Telecom (Qtel) Q.S.C. (a)	274	5,184
The Commercial Bank of Qatar (a)	674	7,673

TOTAL QATAR		12,857

Russia - 0.5%
Inter Rao Ues JSC	102,000	6,166
Lukoil PJSC	1,681	126,189
NOVATEK OAO GDR (Reg. S)	317	53,732
PhosAgro OJSC GDR (Reg. S)	397	5,201
RusHydro PJSC	323,000	2,696

TOTAL RUSSIA		193,984

Singapore - 0.8%
Ascendas Real Estate Investment Trust	8,600	15,646
CapitaCommercial Trust (REIT)	9,081	11,342
CapitaLand Ltd.	9,000	20,402
CapitaMall Trust	8,600	13,100
City Developments Ltd.	1,400	7,995
DBS Group Holdings Ltd.	6,200	105,008
Jardine Cycle & Carriage Ltd.	400	8,741
Keppel Corp. Ltd.	5,000	22,380
Singapore Airlines Ltd.	1,900	13,004
Singapore Press Holdings Ltd.	5,500	10,522
Singapore Telecommunications Ltd.	28,300	64,562
UOL Group Ltd.	1,700	7,401

TOTAL SINGAPORE		300,103

South Africa - 2.1%
Anglo American Platinum Ltd.	171	5,586
Aspen Pharmacare Holdings Ltd.	1,347	14,244
Barclays Africa Group Ltd.	2,503	25,299
Bidcorp Ltd.	1,151	21,588
Bidvest Group Ltd.	1,172	14,599
Clicks Group Ltd.	912	11,622
Coronation Fund Managers Ltd.	742	2,471
Exxaro Resources Ltd.	883	9,032
FirstRand Ltd.	11,691	50,964
Foschini Ltd.	800	8,743
Growthpoint Properties Ltd.	10,334	15,866
Hyprop Investments Ltd.	890	5,446
Imperial Holdings Ltd.	560	6,184
Investec Ltd.	944	5,872
Kumba Iron Ore Ltd.	211	4,133
Liberty Holdings Ltd.	468	3,426
Life Healthcare Group Holdings Ltd.	4,989	8,285
Mondi Ltd.	412	9,855
Mr Price Group Ltd.	894	13,997
MTN Group Ltd.	5,888	34,125
Naspers Ltd. Class N	1,523	267,660
Nedbank Group Ltd.	1,383	23,335
Netcare Ltd.	4,230	7,120
Old Mutual Ltd.	1	2
Pick 'n Pay Stores Ltd.	1,280	5,911
Pioneer Foods Ltd.	418	2,295
Redefine Properties Ltd.	20,584	13,381
Remgro Ltd.	1,856	23,926
Resilient Property Income Fund Ltd.	1,010	4,095
RMB Holdings Ltd.	2,453	12,381
Sanlam Ltd.	6,203	31,224
Sappi Ltd.	1,839	10,339
Sasol Ltd.	1,909	62,386
Shoprite Holdings Ltd.	1,537	18,785
Spar Group Ltd.	674	8,033
Standard Bank Group Ltd.	4,498	49,799
Vodacom Group Ltd.	2,092	17,641
Woolworths Holdings Ltd.	3,453	11,921

TOTAL SOUTH AFRICA		841,571

Spain - 2.5%
Amadeus IT Holding SA Class A	1,524	122,868
Banco Bilbao Vizcaya Argentaria SA	23,152	127,778
Banco de Sabadell SA	19,518	25,755
Bankinter SA	2,336	19,167
CaixaBank SA	12,460	50,422
Enagas SA	782	20,762
Ferrovial SA	1,678	33,640
Gas Natural SDG SA	1,220	30,013
Grifols SA	1,033	29,473
Iberdrola SA	20,710	146,748
Inditex SA	3,786	106,905
Red Electrica Corporacion SA	1,504	31,143
Repsol SA	4,723	84,395
Telefonica SA	16,224	133,086

TOTAL SPAIN		962,155

Sweden - 2.1%
ASSA ABLOY AB (B Shares)	3,478	69,180
Atlas Copco AB:
(A Shares)	2,404	59,528
(B Shares)	1,279	29,315
Boliden AB	952	21,758
Essity AB Class B	2,104	48,030
H&M Hennes & Mauritz AB (B Shares)	3,062	54,083
Husqvarna AB (B Shares)	1,458	11,012
ICA Gruppen AB	286	10,123
Investor AB (B Shares)	1,581	68,536
Kinnevik AB (B Shares)	813	22,557
Lundbergfoeretagen AB	274	8,456
Sandvik AB	3,922	62,101
Skandinaviska Enskilda Banken AB (A Shares)	5,647	58,475
Skanska AB (B Shares)	1,177	18,527
SKF AB (B Shares)	1,312	21,075
Svenska Handelsbanken AB (A Shares)	5,297	57,578
Swedbank AB (A Shares)	3,142	70,763
Tele2 AB (B Shares)	1,244	14,138
Telefonaktiebolaget LM Ericsson (B Shares)	10,668	92,884
TeliaSonera AB	9,769	44,046

TOTAL SWEDEN		842,165

Switzerland - 4.3%
ABB Ltd. (Reg.)	6,400	128,778
Adecco SA (Reg.)	565	27,679
Clariant AG (Reg.)	682	14,701
Coca-Cola HBC AG	688	20,314
Compagnie Financiere Richemont SA Series A	1,812	132,440
Galenica AG	160	23,123
Givaudan SA	32	77,653
Kuehne & Nagel International AG	185	25,735
Lafargeholcim Ltd. (Reg.)	1,686	78,094
Lindt & Spruengli AG (participation certificate)	6	41,404
Lonza Group AG	259	81,443
Roche Holding AG (participation certificate)	2,440	593,804
SGS SA (Reg.)	19	45,125
Sika AG	450	57,727
Sonova Holding AG Class B	193	31,533
Straumann Holding AG	36	24,574
Swiss Re Ltd.	1,092	98,623
Swisscom AG	90	41,231
Zurich Insurance Group AG	526	163,313

TOTAL SWITZERLAND		1,707,294

Taiwan - 3.4%
Acer, Inc.	10,000	7,009
Advantech Co. Ltd.	1,000	6,880
ASE Industrial Holding Co. Ltd.	12,000	24,186
ASUSTeK Computer, Inc.	2,000	14,793
AU Optronics Corp.	30,000	11,715
Catcher Technology Co. Ltd.	2,000	20,122
Chicony Electronics Co. Ltd.	2,010	4,019
China Airlines Ltd.	8,000	2,367
China Steel Corp.	44,000	34,676
Chinatrust Financial Holding Co. Ltd.	61,000	40,686
Chunghwa Telecom Co. Ltd.	13,000	45,892
Compal Electronics, Inc.	14,000	7,710
Delta Electronics, Inc.	7,000	29,392
E.SUN Financial Holdings Co. Ltd.	33,326	22,066
ECLAT Textile Co. Ltd.	1,000	11,870
EVA Airways Corp.	7,350	3,359
Evergreen Marine Corp. (Taiwan)	7,608	2,801
Evergreen Marine Corp. (Taiwan) rights 11/18/18 (a)	433	10
Far Eastern Textile Ltd.	11,000	11,032
Far EasTone Telecommunications Co. Ltd.	6,000	14,283
Feng Tay Enterprise Co. Ltd.	1,000	6,008
First Financial Holding Co. Ltd.	35,330	22,309
Formosa Taffeta Co. Ltd.	3,000	3,261
Fubon Financial Holding Co. Ltd.	23,000	35,993
HIWIN Technologies Corp.	1,064	6,873
Hotai Motor Co. Ltd.	1,000	6,896
Innolux Corp.	31,000	9,382
Inventec Corp.	9,000	7,253
Lite-On Technology Corp.	7,000	8,026
Macronix International Co. Ltd.	6,120	3,390
MediaTek, Inc.	5,000	36,740
Micro-Star International Co. Ltd.	2,000	4,412
Nan Ya Plastics Corp.	18,000	44,709
President Chain Store Corp.	2,000	22,545
Quanta Computer, Inc.	10,000	15,778
Ruentex Development Co. Ltd.	2,400	3,318
Sinopac Holdings Co.	36,720	12,453
Standard Foods Corp.	2,040	3,061
Taishin Financial Holdings Co. Ltd.	34,688	15,405
Taishin Financial Holdings Co. Ltd. rights 11/22/18 (a)	699	68
Taiwan Business Bank	14,747	4,858
Taiwan Cooperative Financial Holding Co. Ltd.	1,215	683
Taiwan Mobile Co. Ltd.	6,000	21,414
Taiwan Semiconductor Manufacturing Co. Ltd.	86,000	645,270
TECO Electric & Machinery Co. Ltd.	6,000	3,440
Unified-President Enterprises Corp.	17,000	41,127
United Microelectronics Corp.	42,000	15,996
Vanguard International Semiconductor Corp.	3,000	5,523
Wistron Corp.	9,264	5,655
Yuanta Financial Holding Co. Ltd.	34,000	16,473

TOTAL TAIWAN		1,343,187

Thailand - 0.8%
Advanced Info Service PCL (For. Reg.)	3,600	21,279
Airports of Thailand PCL (For. Reg.)	14,900	28,758
Bangkok Dusit Medical Services PCL (For. Reg.)	13,000	9,605
Banpu PCL (For. Reg.)	7,800	4,093
BTS Group Holdings PCL	21,900	6,043
BTS Group Holdings PCL warrants 12/31/19 (a)	2,033	5
Bumrungrad Hospital PCL (For. Reg.)	1,300	7,566
C.P. ALL PCL (For. Reg.)	17,400	35,288
Central Pattana PCL (For. Reg.)	4,800	11,435
Delta Electronics PCL (For. Reg.)	1,700	3,537
Electricity Generating PCL (For. Reg.)	400	2,786
Energy Absolute PCL	4,400	6,568
Glow Energy PCL (For. Reg.)	2,000	5,051
Home Product Center PCL (For. Reg.)	13,100	5,886
IRPC PCL (For. Reg.)	36,800	6,770
Kasikornbank PCL	100	602
Kasikornbank PCL (For. Reg.)	6,000	36,098
Krung Thai Bank PCL (For. Reg.)	12,600	7,638
Land & House PCL (For. Reg.)	10,300	3,199
Minor International PCL (For. Reg.)	7,700	8,476
PTT Global Chemical PCL (For. Reg.)	7,800	18,171
Robinsons Department Store PCL (For. Reg.)	1,800	3,542
Siam Cement PCL (For. Reg.)	1,300	16,387
Siam Commercial Bank PCL (For. Reg.)	6,400	26,538
Thai Oil PCL (For. Reg.)	3,900	9,968
TMB PCL (For. Reg.)	39,800	2,737
True Corp. PCL (For. Reg.)	34,200	6,085

TOTAL THAILAND		294,111

Turkey - 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	664	2,232
Arcelik A/S	752	2,089
Coca-Cola Icecek Sanayi A/S	198	976
Koc Holding A/S	2,624	7,314
Tupras Turkiye Petrol Rafinerileri A/S	444	10,461
Ulker Biskuvi Sanayi A/S (a)	486	1,285

TOTAL TURKEY		24,357

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC (a)	7,230	15,924
DP World Ltd.	575	10,344
Dubai Islamic Bank Pakistan Ltd. (a)	6,353	9,098
National Bank of Abu Dhabi PJSC	4,927	18,538

TOTAL UNITED ARAB EMIRATES		53,904

United Kingdom - 6.8%
3i Group PLC	3,374	37,874
Associated British Foods PLC	1,237	37,726
Aviva PLC	13,893	75,924
Barratt Developments PLC	3,507	23,041
Berkeley Group Holdings PLC	441	19,735
British Land Co. PLC	3,238	24,502
BT Group PLC	29,283	89,665
Burberry Group PLC	1,452	33,611
Coca-Cola European Partners PLC	760	34,572
Compass Group PLC	5,498	108,224
ConvaTec Group PLC (b)	4,680	9,691
Croda International PLC	457	28,155
easyJet PLC	560	8,590
GlaxoSmithKline PLC	17,222	333,552
InterContinental Hotel Group PLC	636	33,412
Intertek Group PLC	564	33,796
Investec PLC	2,316	14,328
ITV PLC	12,555	23,903
J Sainsbury PLC	6,146	24,447
Johnson Matthey PLC	672	25,537
Kingfisher PLC	7,557	24,539
Legal & General Group PLC	20,685	66,496
London Stock Exchange Group PLC	1,088	60,008
Marks & Spencer Group PLC	5,622	21,271
Mediclinic International PLC	1,320	6,352
Meggitt PLC	2,697	18,264
Merlin Entertainments PLC (b)	2,474	10,220
Mondi PLC	1,276	30,083
National Grid PLC	11,660	123,582
Next PLC	489	32,527
NMC Health PLC	356	16,072
Pearson PLC	2,706	31,086
Prudential PLC	9,000	180,213
Reckitt Benckiser Group PLC	2,324	187,928
RELX PLC	3,642	72,156
RELX PLC	3,353	66,347
Royal Mail PLC	3,056	14,023
RSA Insurance Group PLC	3,559	25,675
Schroders PLC	432	14,798
Scottish & Southern Energy PLC	3,707	54,031
Segro PLC	3,515	27,613
Smith & Nephew PLC	3,036	49,350
Standard Chartered PLC (United Kingdom)	9,744	68,439
Standard Life PLC	8,135	28,127
Taylor Wimpey PLC	11,335	23,399
Tesco PLC	33,965	92,501
Travis Perkins PLC	873	12,353
Unilever PLC	4,239	224,538
Whitbread PLC	637	35,825
WM Morrison Supermarkets PLC	7,738	24,539

TOTAL UNITED KINGDOM		2,662,640

TOTAL COMMON STOCKS
(Cost $36,626,784)		32,878,801

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.9%
Banco Bradesco SA (PN)	11,670	107,559
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	600	12,611
Companhia Energetica de Minas Gerais (CEMIG) (PN)	2,930	8,684
Itau Unibanco Holding SA	11,200	148,220
Itausa-Investimentos Itau SA (PN)	15,232	46,005
Telefonica Brasil SA	1,500	17,420

TOTAL BRAZIL		340,499

Chile - 0.0%
Embotelladora Andina SA Class B	1,046	3,682
Sociedad Quimica y Minera de Chile SA (PN-B)	423	18,293

TOTAL CHILE		21,975

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	260	19,642
Henkel AG & Co. KGaA	597	65,307
Sartorius AG (non-vtg.)	126	18,267

TOTAL GERMANY		103,216

Korea (South) - 0.0%
AMOREPACIFIC Corp.	33	2,603
LG Chemical Ltd.	32	5,595
LG Household & Health Care Ltd.	8	5,132

TOTAL KOREA (SOUTH)		13,330

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $509,852)		479,020
	Principal Amount	Value

Government Obligations - 0.5%
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 2% to 2.6% 11/8/18 to 9/12/19 (d) (Cost $197,740)	200,000	197,733
	Shares	Value

Money Market Funds - 13.7%
Fidelity Cash Central Fund, 2.23% (e)	5,396,673	5,397,753
Fidelity Securities Lending Cash Central Fund 2.23% (e)(f)	6,399	6,400
TOTAL MONEY MARKET FUNDS
(Cost $5,404,153)		5,404,153
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $42,738,529)		38,959,707
NET OTHER ASSETS (LIABILITIES) - 1.1%		446,193
NET ASSETS - 100%		$39,405,900

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	46	Dec. 2018	$4,168,750	$(159,894)	$(159,894)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	33	Dec. 2018	1,578,555	(46,807)	(46,807)
TME S&P/TSX 60 Index Contracts (Canada)	3	Dec. 2018	407,551	(5,979)	(5,979)
TOTAL FUTURES CONTRACTS					$(212,680)

The notional amount of futures purchased as a percentage of Net Assets is 15.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,460,756.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $104,733 or 0.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $197,733.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,881
Total	$21,881

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,773,282	$980,661	$1,792,621	$--
Consumer Discretionary	3,116,452	1,891,018	1,225,434	--
Consumer Staples	3,166,201	1,812,771	1,353,430	--
Energy	1,997,190	1,340,988	656,202	--
Financials	7,651,334	4,948,139	2,703,195	--
Health Care	2,840,655	1,142,187	1,698,468	--
Industrials	3,830,099	1,890,495	1,939,604	--
Information Technology	3,268,408	1,291,679	1,976,729	--
Materials	2,627,484	1,856,888	770,596	--
Real Estate	1,005,643	799,768	205,875	--
Utilities	1,081,073	802,167	278,906	--
Government Obligations	197,733	--	197,733	--
Money Market Funds	5,404,153	5,404,153	--	--
Total Investments in Securities:	$38,959,707	$24,160,914	$14,798,793	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(212,680)	$(212,680)	$--	$--
Total Liabilities	$(212,680)	$(212,680)	$--	$--
Total Derivative Instruments:	$(212,680)	$(212,680)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$960,548
Level 2 to Level 1	$716,350

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(212,680)
Total Equity Risk	0	(212,680)
Total Value of Derivatives	$0	$(212,680)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $6,656) — See accompanying schedule: Unaffiliated issuers (cost $37,334,376)	$33,555,554
Fidelity Central Funds (cost $5,404,153)	5,404,153
Total Investment in Securities (cost $42,738,529)		$38,959,707
Segregated cash with brokers for derivative instruments		107,450
Foreign currency held at value (cost $266,143)		261,282
Receivable for fund shares sold		65,640
Dividends receivable		84,616
Distributions receivable from Fidelity Central Funds		7,206
Receivable for daily variation margin on futures contracts		53,089
Other receivables		6
Total assets		39,538,996
Liabilities
Payable for fund shares redeemed	$116,370
Accrued management fee	5,465
Other affiliated payables	964
Other payables and accrued expenses	3,897
Collateral on securities loaned	6,400
Total liabilities		133,096
Net Assets		$39,405,900
Net Assets consist of:
Paid in capital		$42,992,190
Total distributable earnings (loss)		(3,586,290)
Net Assets		$39,405,900
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($8,331,281 ÷ 844,346 shares)		$9.87
Premium Class:
Net Asset Value, offering price and redemption price per share ($27,264,502 ÷ 2,762,419 shares)		$9.87
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,810,117 ÷ 385,925 shares)		$9.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$1,006,385
Interest		1,747
Income from Fidelity Central Funds		21,881
Income before foreign taxes withheld		1,030,013
Less foreign taxes withheld		(106,688)
Total income		923,325
Expenses
Management fee	$53,838
Transfer agent fees	21,696
Independent trustees' fees and expenses	128
Commitment fees	52
Total expenses before reductions	75,714
Expense reductions	(74)
Total expenses after reductions		75,640
Net investment income (loss)		847,685
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $212)	(161,827)
Fidelity Central Funds	(17)
Foreign currency transactions	10,633
Futures contracts	(68,567)
Total net realized gain (loss)		(219,778)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $3,892)	(4,553,221)
Assets and liabilities in foreign currencies	(6,066)
Futures contracts	(219,417)
Total change in net unrealized appreciation (depreciation)		(4,778,704)
Net gain (loss)		(4,998,482)
Net increase (decrease) in net assets resulting from operations		$(4,150,797)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	For the period May 9, 2017 (commencement of operations) to October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$847,685	$110,330
Net realized gain (loss)	(219,778)	49,606
Change in net unrealized appreciation (depreciation)	(4,778,704)	777,134
Net increase (decrease) in net assets resulting from operations	(4,150,797)	937,070
Distributions to shareholders	(262,953)	–
Total distributions	(262,953)	–
Share transactions - net increase (decrease)	25,998,506	16,884,074
Total increase (decrease) in net assets	21,584,756	17,821,144
Net Assets
Beginning of period	17,821,144	–
End of period	$39,405,900	$17,821,144
Other Information
Undistributed net investment income end of period		$110,330

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Sustainability Index Fund Investor Class

Years ended October 31,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.29	.11
Net realized and unrealized gain (loss)	(1.24)	.85
Total from investment operations	(.95)	.96
Distributions from net investment income	(.08)	–
Distributions from net realized gain	(.05)	–
Total distributions	(.14)C	–
Net asset value, end of period	$9.87	$10.96
Total ReturnD,E	(8.83)%	9.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.27%	.30%H
Expenses net of fee waivers, if any	.27%	.30%H
Expenses net of all reductions	.27%	.30%H
Net investment income (loss)	2.64%	2.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,331	$3,485
Portfolio turnover rateI	10%	4%J

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.052 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Sustainability Index Fund Premium Class

Years ended October 31,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.29	.11
Net realized and unrealized gain (loss)	(1.24)	.85
Total from investment operations	(.95)	.96
Distributions from net investment income	(.09)	–
Distributions from net realized gain	(.05)	–
Total distributions	(.14)	–
Net asset value, end of period	$9.87	$10.96
Total ReturnC,D	(8.80)%	9.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.23%	.25%G
Expenses net of fee waivers, if any	.23%	.25%G
Expenses net of all reductions	.23%	.25%G
Net investment income (loss)	2.67%	2.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$27,264	$12,368
Portfolio turnover rateH	10%	4%G,I

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Sustainability Index Fund Institutional Class

Years ended October 31,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.29	.11
Net realized and unrealized gain (loss)	(1.24)	.85
Total from investment operations	(.95)	.96
Distributions from net investment income	(.09)	–
Distributions from net realized gain	(.05)	–
Total distributions	(.14)	–
Net asset value, end of period	$9.87	$10.96
Total ReturnC,D	(8.77)%	9.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.20%	.20%G
Expenses net of fee waivers, if any	.20%	.20%G
Expenses net of all reductions	.20%	.20%G
Net investment income (loss)	2.70%	2.25%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,810	$1,968
Portfolio turnover rateH	10%	4%G,I

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity International Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. During the period, the Board of Trustees approved the consolidation of the Fund's publicly offered share classes into a single share class. The consolidation took place on November 9, 2018, and the surviving class is Fidelity International Sustainability Index Fund.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,020,201
Gross unrealized depreciation	(4,822,741)
Net unrealized appreciation (depreciation)	$(3,802,540)
Tax Cost	$42,756,268

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$670,338
Capital loss carryforward	$(444,021)
Net unrealized appreciation (depreciation) on securities and other investments	$(3,808,709)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(295,207)
Long-term	(148,814)
Total capital loss carryforward	$(444,021)

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017(a)
Ordinary Income	$234,425	$ -
Long-term Capital Gains	28,528	–
Total	$262,953	$ -

 (a) For the period May 9, 2017 (commencement of operations) to October 31, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $24,012,802 and $2,998,538, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .17% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .20% of each class' average net assets on an annual basis with certain exceptions. Prior to August 1, 2018 the investment adviser paid class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.30%
Premium Class	.25%
Institutional Class	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11% and .035% of class-level average net assets for Investor Class, Premium Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective August 1, 2018, under the amended expense contract, Investor Class, Premium Class, and Institutional Class pay a portion of the transfer agent fees at an annual rate of .03%, of class-level average net assets, respectively. Prior to August 1, 2018, under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .13%, .08% and .03%, of class-level average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$5,358
Premium Class	15,635
Institutional Class	703
$ 21,696

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $52 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $74.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017(a)
Distributions to shareholders
Investor Class	$47,203	$–
Premium Class	189,289	–
Institutional Class	26,461	–
Total	$262,953	$–

 (a) For the period May 9, 2017 (commencement of operations) to October 31, 2017.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018	Year ended October 31, 2017(a)	Year ended October 31, 2018	Year ended October 31, 2017(a)
Investor Class
Shares sold	1,146,028	582,616	$12,374,253	$6,036,278
Reinvestment of distributions	4,265	–	46,448	–
Shares redeemed	(624,061)	(264,502)	(6,818,242)	(2,795,046)
Net increase (decrease)	526,232	318,114	$5,602,459	$3,241,232
Premium Class
Shares sold	2,451,631	1,173,399	$27,025,980	$12,295,717
Reinvestment of distributions	16,544	–	180,162	–
Shares redeemed	(834,454)	(44,701)	(8,899,236)	(476,608)
Net increase (decrease)	1,633,721	1,128,698	$18,306,906	$11,819,109
Institutional Class
Shares sold	280,870	179,549	$2,864,880	$1,823,733
Reinvestment of distributions	1,939	–	21,115	–
Shares redeemed	(76,433)	–	(796,854)	–
Net increase (decrease)	206,376	179,549	$2,089,141	$1,823,733

 (a) For the period May 9, 2017 (commencement of operations) to October 31, 2017.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity International Sustainability Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity International Sustainability Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2018, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from May 9, 2017 (commencement of operations) to October 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, and the changes in its net assets, and the financial highlights for the year then ended and for the period from May 9, 2017 (commencement of operations) to October 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 13, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 260 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Investor Class	.24%
Actual		$1,000.00	$889.20	$1.14-C
Hypothetical-D		$1,000.00	$1,024.00	$1.22-C
Premium Class	.22%
Actual		$1,000.00	$888.40	$1.05
Hypothetical-D		$1,000.00	$1,024.10	$1.12
Institutional Class	.20%
Actual		$1,000.00	$888.40	$.95
Hypothetical-D		$1,000.00	$1,024.20	$1.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C If fees and changes to the class level expense contract and/ or expense cap, effective August 1, 2018, had been in effect during the entire current period, the restated annualized expense ratio would have been .20% and the expenses paid in the actual and hypothetical examples above would have been $.95 and $1.02, respectively.

 D 5% return per year before expenses

Distributions (Unaudited)

Investor Class designates 64%; Premium Class designates 63%; and Institutional Class designates 61% of the dividends distributed in December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Investor Class	12/11/2017	$0.0641	$0.0065
Premium Class	12/11/2017	$0.0659	$0.0065
Institutional Class	12/11/2017	$0.0677	$0.0065

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Sustainability Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity International Sustainability Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Class and Premium Class ranked equal to the competitive median for the period and the total expense ratio of Investor Class ranked above the competitive median for the period. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the majority of the funds in the Total Mapped Group are not comparable because there are only two sustainability index competitor classes. The Board noted that the total expense ratio of Investor Class is lower than the expense ratio of the two comparable competitor classes.

At its July 2018 meeting, the Board approved a proposal for the fund to consolidate all classes into a single class by exchanging all shares of higher cost classes for shares of the lowest cost class available. The exchanges are expected to take place in November 2018. In connection with the class consolidation, the Board approved amended and restated expense contracts that reduce each class's total expense ratio to equal the total expense ratio of the lowest cost class. The Board considered that, effective August 1, 2018, contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total class operating expenses, with certain exceptions, to 0.20%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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ISY-ANN-1218
1.9883818.101

Fidelity® SAI International Value Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Annual Report

October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® SAI International Value Index Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI International Value Index Fund on December 19, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity® International Value Focus Index performed over the same period.

Period Ending Values
$8,936	Fidelity® SAI International Value Index Fund
$9,030	Fidelity® International Value Focus Index

Management's Discussion of Fund Performance

Market Recap:  International equities returned -8.08% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. A modestly positive first half of the period gave way to a confluence of overwhelmingly negative factors – including escalating trade tensions, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -11% second-half return. The index lost 8% in October alone, its largest monthly drop in more than six years. Among sectors, new-media-infused communications services (-15%) was hit the hardest, while economically sensitive consumer discretionary (-13%), information technology (-12%), financials (-10%), industrials (-9%) and materials (-7%) stocks also fared poorly. Even the more defensive real estate (-9%), utilities (-6%) and consumer staples (-5%) sectors weren’t spared this period. Conversely, elevated crude-oil prices fueled a positive return for energy (+7%), the top-performing sector, followed by the relatively stable-growing health care segment (+2%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth also pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  Between the fund's inception date on December 19, 2017, and its fiscal year end on October 31, 2018, the fund returned -10.64%, compared with a return of -9.70% for the benchmark Fidelity International Value Focus Index. (Note: The fund may use fair-value pricing techniques to better reflect the value of foreign securities whose prices may be stale due to differences in market-closure times and dates around the world. Fair-value pricing is common industry adjustment process that attempts to best represent the value of fund holdings as of the close in trading in U.S. markets, accounting for any major changes occurring after the close of foreign markets. The Fidelity International Value Focus Index does not engage in fair-value pricing; differences between fund and index pricing methodologies may cause short-term discrepancies in performance, which tend to smooth out over time.) The biggest detractor in absolute terms was German pharmaceutical and life sciences company Bayer (-38%). An unfavorable and costly legal ruling for seeds and pesticides manufacturer Monsanto, which Bayer acquired in June, weighed on the stock. European banks, such as France-based BNP Paribas (-28%), Societe Generale (-27%) and Italy's Intesa SanPaolo (-39%), have struggled along with broader political and economic concern in the region. Also detracting were U.K.-based communication service provider Vodafone Group (-38%), where a slowdown in organic growth appeared to concern investors, and British American Tobacco (-16%), which faced competitive and regulatory pressure in its industry. In contrast, the top individual contributor was U.K./Australian mining giant BHP Billiton Ltd.; its shares were up about 13% due to higher earnings amid growing demand for commodities, especially in China and other emerging markets. Pharmaceutical company Shire (+15%) received a favorable acquisition offer from Japan's Takeda – a transaction that was nearing completion at period end – while Central Japan Railway (+11%) and DBS Group Holdings (+17%), a Singapore-based banking company, also added value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
Japan	27.3%
United Kingdom	17.2%
France	15.7%
Germany	6.7%
Italy	4.6%
United States of America	4.0%
Spain	3.4%
Netherlands	3.1%
Bailiwick of Jersey	2.4%
Other*	15.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	3.1
Sanofi SA (France, Pharmaceuticals)	2.8
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.7
Total SA (France, Oil, Gas & Consumable Fuels)	2.6
Bayer AG (Germany, Pharmaceuticals)	2.3
BNP Paribas SA (France, Banks)	2.1
Shire PLC (Bailiwick of Jersey, Biotechnology)	1.9
Sumitomo Mitsui Financial Group, Inc. (Japan, Banks)	1.9
Honda Motor Co. Ltd. (Japan, Automobiles)	1.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.8
23.0

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	18.0
Industrials	13.9
Consumer Discretionary	11.4
Health Care	9.3
Materials	9.3
Consumer Staples	9.1
Energy	7.9
Communication Services	5.7
Information Technology	4.2
Real Estate	3.7

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 1.6%
AGL Energy Ltd.	108,056	$1,377,357
AMP Ltd.	481,121	841,543
Bendigo & Adelaide Bank Ltd.	78,497	568,662
Fortescue Metals Group Ltd.	277,745	786,740
Qantas Airways Ltd.	138,602	536,886
Rio Tinto Ltd.	66,306	3,587,331

TOTAL AUSTRALIA		7,698,519

Austria - 0.6%
OMV AG	23,700	1,318,836
Raiffeisen International Bank-Holding AG	22,368	610,576
Voestalpine AG	18,339	652,023

TOTAL AUSTRIA		2,581,435

Bailiwick of Jersey - 2.4%
Shire PLC	153,614	9,270,749
WPP PLC	207,131	2,343,839

TOTAL BAILIWICK OF JERSEY		11,614,588

Belgium - 0.4%
UCB SA	21,347	1,793,574
Bermuda - 1.2%
Dairy Farm International Holdings Ltd.	49,900	450,597
Hongkong Land Holdings Ltd.	196,847	1,165,334
Jardine Matheson Holdings Ltd.	52,188	3,011,769
Jardine Strategic Holdings Ltd.	29,350	983,225

TOTAL BERMUDA		5,610,925

Cayman Islands - 1.6%
Cheung Kong Property Holdings Ltd.	438,000	2,842,941
CK Hutchison Holdings Ltd.	458,500	4,616,017

TOTAL CAYMAN ISLANDS		7,458,958

Denmark - 1.6%
Carlsberg A/S Series B	17,321	1,910,677
Danske Bank A/S	122,588	2,351,485
Pandora A/S	18,302	1,145,039
Vestas Wind Systems A/S	34,463	2,161,360

TOTAL DENMARK		7,568,561

Finland - 0.8%
Kesko Oyj	11,019	644,252
Nokia Corp.	583,340	3,295,045

TOTAL FINLAND		3,939,297

France - 15.7%
Atos Origin SA	15,801	1,356,235
AXA SA	155,378	3,888,596
BNP Paribas SA	189,875	9,920,806
Bouygues SA	35,248	1,287,138
Carrefour SA	95,276	1,850,731
Compagnie de St. Gobain	92,973	3,502,425
Credit Agricole SA	202,302	2,590,974
Danone SA	31,836	2,254,415
Eiffage SA	11,128	1,089,249
ENGIE	302,093	4,029,000
Faurecia SA	12,302	597,902
Gecina SA	9,068	1,332,132
Ingenico SA	10,411	738,652
Korian	13,436	530,205
Michelin CGDE Series B	29,263	2,995,787
Peugeot Citroen SA	92,826	2,211,081
Renault SA	34,341	2,569,881
Rexel SA	50,158	640,265
Sanofi SA	149,304	13,341,891
Societe Generale Series A	125,086	4,585,372
Total SA	206,486	12,115,654
Valeo SA	39,368	1,269,786

TOTAL FRANCE		74,698,177

Germany - 6.7%
Bayer AG	144,374	11,066,622
Bayerische Motoren Werke AG (BMW)	60,853	5,254,164
Continental AG	18,084	2,989,471
Covestro AG (a)	31,893	2,063,380
Deutsche Lufthansa AG	39,532	795,220
Deutsche Telekom AG	29,745	487,868
Fresenius SE & Co. KGaA	35,067	2,228,712
HeidelbergCement Finance AG	25,187	1,711,683
Merck KGaA	21,097	2,260,994
OSRAM Licht AG	13,267	538,262
ProSiebenSat.1 Media AG	38,326	885,004
Rheinmetall AG	7,401	641,615
Uniper SE	31,382	906,748

TOTAL GERMANY		31,829,743

Hong Kong - 2.3%
Bank of East Asia Ltd.	243,361	788,244
Fosun International Ltd.	400,000	583,528
Henderson Land Development Co. Ltd.	245,300	1,141,738
Link (REIT)	175,000	1,550,954
Sino Land Ltd.	534,000	837,572
Sun Hung Kai Properties Ltd.	252,500	3,281,537
Swire Pacific Ltd. (A Shares)	105,000	1,089,238
Swire Properties Ltd.	172,600	588,763
Wharf Holdings Ltd.	194,000	483,890
Wheelock and Co. Ltd.	128,000	683,095

TOTAL HONG KONG		11,028,559

Italy - 4.6%
Atlantia SpA	78,640	1,581,912
Banco BPM SpA (b)	254,219	478,270
Enel SpA	1,279,755	6,274,722
Intesa Sanpaolo SpA	2,672,630	5,920,075
Leonardo SpA	66,759	725,144
Telecom Italia SpA (b)	2,762,965	1,625,050
UniCredit SpA	352,530	4,518,401
Unione di Banche Italiane SCpA	169,008	516,853

TOTAL ITALY		21,640,427

Japan - 27.3%
Agc, Inc.	38,700	1,267,597
Aisin Seiki Co. Ltd.	30,800	1,210,600
Alfresa Holdings Corp.	35,000	935,215
Bridgestone Corp.	100,900	3,890,633
Brother Industries Ltd.	43,100	791,067
Canon, Inc.	31,600	900,076
Chubu Electric Power Co., Inc.	116,000	1,672,800
Coca-Cola West Co. Ltd.	25,600	670,430
Cosmo Energy Holdings Co. Ltd.	11,200	416,396
Daicel Chemical Industries Ltd.	57,900	613,201
Electric Power Development Co. Ltd.	28,200	768,512
Fujifilm Holdings Corp.	70,100	3,031,852
Fujitsu Ltd.	34,400	2,092,841
Haseko Corp.	49,900	632,313
Hitachi Ltd.	159,000	4,860,661
Honda Motor Co. Ltd.	299,400	8,546,532
Iida Group Holdings Co. Ltd.	30,500	555,209
Itochu Corp.	252,900	4,690,275
Japan Airlines Co. Ltd.	18,900	672,852
Japan Tobacco, Inc.	21,100	542,171
JFE Holdings, Inc.	95,600	1,796,475
JTEKT Corp.	41,300	513,840
JX Holdings, Inc.	571,000	3,858,237
Kajima Corp.	82,100	1,057,164
Kansai Electric Power Co., Inc.	131,000	2,005,020
Kobe Steel Ltd.	60,700	488,047
Marubeni Corp.	289,400	2,346,655
Mazda Motor Corp.	98,600	1,050,198
Medipal Holdings Corp.	33,200	712,931
Mitsubishi Chemical Holdings Corp.	255,900	1,994,842
Mitsubishi Corp.	260,100	7,320,596
Mitsubishi Gas Chemical Co., Inc.	38,400	646,948
Mitsubishi Heavy Industries Ltd.	55,200	1,945,896
Mitsubishi Motors Corp. of Japan	113,700	714,180
Mitsubishi Tanabe Pharma Corp.	40,200	594,262
Mitsui & Co. Ltd.	287,500	4,803,725
Mitsui Chemicals, Inc.	34,600	775,876
Mizuho Financial Group, Inc.	4,151,700	7,129,979
NEC Corp.	42,500	1,219,972
New Hampshire Foods Ltd.	17,700	610,400
Nippon Electric Glass Co. Ltd.	13,900	350,217
Nippon Steel & Sumitomo Metal Corp.	147,000	2,711,587
Nippon Telegraph & Telephone Corp.	113,200	4,668,211
Nomura Holdings, Inc.	300,300	1,442,028
Obayashi Corp.	119,100	1,051,441
ORIX Corp.	215,200	3,511,173
Rakuten, Inc.	135,400	915,844
Resona Holdings, Inc.	355,400	1,869,417
Screen Holdings Co. Ltd.	7,100	385,975
Sekisui House Ltd.	107,400	1,576,312
Seven & i Holdings Co. Ltd.	57,400	2,485,420
SHIMIZU Corp.	119,200	967,589
Shinsei Bank Ltd.	31,400	478,316
Sojitz Corp.	187,700	631,228
Subaru Corp.	105,500	2,845,830
Sumitomo Chemical Co. Ltd.	285,600	1,430,682
Sumitomo Corp.	205,700	3,119,786
Sumitomo Electric Industries Ltd.	131,900	1,798,798
Sumitomo Heavy Industries Ltd.	20,500	644,741
Sumitomo Mitsui Financial Group, Inc.	227,200	8,846,054
Suzuken Co. Ltd.	14,500	735,056
Taiheiyo Cement Corp.	20,900	615,018
Taisei Corp.	36,700	1,569,603
Teijin Ltd.	32,000	554,775
Tokyo Electric Power Co., Inc. (b)	129,500	662,804
Tosoh Corp.	56,800	747,817
Toyota Tsusho Corp.	38,800	1,400,239
Ube Industries Ltd.	18,000	392,088
Yamada Denki Co. Ltd.	125,200	590,299
Yokohama Rubber Co. Ltd.	22,100	428,108

TOTAL JAPAN		129,772,932

Luxembourg - 0.8%
ArcelorMittal SA (Netherlands)	109,432	2,731,817
Aroundtown SA	112,752	936,104

TOTAL LUXEMBOURG		3,667,921

Netherlands - 3.1%
AEGON NV	231,097	1,420,790
ASR Nederland NV	14,393	654,698
Fiat Chrysler Automobiles NV	182,283	2,776,925
Heineken Holding NV	19,568	1,695,523
Koninklijke Ahold Delhaize NV	205,211	4,702,104
NN Group NV	49,871	2,146,483
Philips Lighting NV (a)	19,131	472,378
Randstad NV	20,354	1,027,054

TOTAL NETHERLANDS		14,895,955

Norway - 0.8%
Marine Harvest ASA	68,575	1,659,506
Norsk Hydro ASA	216,296	1,122,816
Orkla ASA	136,014	1,173,653

TOTAL NORWAY		3,955,975

Singapore - 1.7%
Oversea-Chinese Banking Corp. Ltd.	655,100	5,079,431
United Overseas Bank Ltd.	166,200	2,925,283

TOTAL SINGAPORE		8,004,714

Spain - 3.4%
ACS Actividades de Construccion y Servicios SA	45,149	1,693,180
Banco de Sabadell SA	932,337	1,230,253
Enagas SA	36,762	976,006
Inmobiliaria Colonial SA	48,582	488,359
International Consolidated Airlines Group SA CDI	135,824	1,047,564
Merlin Properties Socimi SA	60,298	756,726
Repsol SA	216,841	3,874,700
Telefonica SA	755,573	6,198,012

TOTAL SPAIN		16,264,800

Sweden - 1.8%
Boliden AB	45,893	1,048,887
Electrolux AB (B Shares)	43,131	896,446
Industrivarden AB (A Shares)	54,117	1,155,534
Kinnevik AB (B Shares)	40,170	1,114,523
SSAB Svenskt Stal AB (A Shares)	123,277	492,372
Volvo AB (B Shares)	240,980	3,602,396

TOTAL SWEDEN		8,310,158

Switzerland - 0.4%
Adecco SA (Reg.)	27,671	1,355,595
Roche Holding AG (participation certificate)	2,985	726,437

TOTAL SWITZERLAND		2,082,032

United Kingdom - 17.2%
3i Group PLC	162,496	1,824,042
Anglo American PLC (United Kingdom)	240,211	5,143,496
Babcock International Group PLC	80,665	630,184
Barratt Developments PLC	165,032	1,084,252
Bellway PLC	20,079	736,842
Berkeley Group Holdings PLC	22,886	1,024,144
BHP Billiton PLC	359,688	7,175,305
British American Tobacco PLC (United Kingdom)	293,285	12,713,983
BT Group PLC	843,356	2,582,362
Carnival PLC	22,477	1,225,120
Imperial Tobacco Group PLC	154,756	5,247,876
Inchcape PLC	68,029	470,425
J Sainsbury PLC	280,629	1,116,274
Lloyds Banking Group PLC	7,611,152	5,554,162
Persimmon PLC	51,041	1,496,620
Rio Tinto PLC	98,271	4,771,133
Royal Dutch Shell PLC Class B (United Kingdom)	455,280	14,848,014
Royal Mail PLC	147,900	678,674
Taylor Wimpey PLC	534,692	1,103,761
Tesco PLC	1,333,536	3,631,786
Travis Perkins PLC	40,953	579,472
Vodafone Group PLC	4,437,748	8,345,355

TOTAL UNITED KINGDOM		81,983,282

TOTAL COMMON STOCKS
(Cost $514,760,725)		456,400,532
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19(c)
(Cost $827,019)	830,000	826,775
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 2.23% (d)
(Cost $13,763,095)	13,760,343	13,763,095
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $529,350,839)		470,990,402
NET OTHER ASSETS (LIABILITIES) - 1.0%		4,518,769
NET ASSETS - 100%		$475,509,171

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	208	Dec. 2018	$18,850,000	$219,446	$219,446

The notional amount of futures purchased as a percentage of Net Assets is 4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,535,758 or 0.5% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $826,775.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$117,989
Total	$117,989

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$27,135,701	$--	$27,135,701	$--
Consumer Discretionary	54,602,502	26,713,061	27,889,441	--
Consumer Staples	43,359,798	21,121,623	22,238,175	--
Energy	37,407,843	2,711,238	34,696,605	--
Financials	84,868,771	42,563,798	42,304,973	--
Health Care	44,196,648	7,562,237	36,634,411	--
Industrials	67,311,361	30,478,561	36,832,800	--
Information Technology	19,494,971	3,358,332	16,136,639	--
Materials	44,054,339	20,600,694	23,453,645	--
Real Estate	17,178,383	13,896,846	3,281,537	--
Utilities	16,790,215	6,174,869	10,615,346	--
Government Obligations	826,775	--	826,775	--
Money Market Funds	13,763,095	13,763,095	--	--
Total Investments in Securities:	$470,990,402	$188,944,354	$282,046,048	$--
Derivative Instruments:
Assets
Futures Contracts	$219,446	$219,446	$--	$--
Total Assets	$219,446	$219,446	$--	$--
Total Derivative Instruments:	$219,446	$219,446	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$219,446	$0
Total Equity Risk	219,446	0
Total Value of Derivatives	$219,446	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $515,587,744)	$457,227,307
Fidelity Central Funds (cost $13,763,095)	13,763,095
Total Investment in Securities (cost $529,350,839)		$470,990,402
Segregated cash with brokers for derivative instruments		45,000
Foreign currency held at value (cost $789,752)		770,916
Receivable for fund shares sold		1,746,912
Dividends receivable		2,023,725
Distributions receivable from Fidelity Central Funds		15,255
Receivable for daily variation margin on futures contracts		326,800
Prepaid expenses		2,693
Receivable from investment adviser for expense reductions		43,565
Total assets		475,965,268
Liabilities
Payable to custodian bank	$189,753
Accrued management fee	58,896
Transfer agent fee payable	29,448
Other affiliated payables	15,274
Other payables and accrued expenses	162,726
Total liabilities		456,097
Net Assets		$475,509,171
Net Assets consist of:
Paid in capital		$528,572,336
Total distributable earnings (loss)		(53,063,165)
Net Assets, for 53,233,922 shares outstanding		$475,509,171
Net Asset Value, offering price and redemption price per share ($475,509,171 ÷ 53,233,922 shares)		$8.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period December 19, 2017 (commencement of operations) to October 31, 2018
Investment Income
Dividends		$9,509,936
Interest		5,730
Income from Fidelity Central Funds		117,989
Income before foreign taxes withheld		9,633,655
Less foreign taxes withheld		(1,026,057)
Total income		8,607,598
Expenses
Management fee	$363,324
Transfer agent fees	181,662
Accounting fees and expenses	94,222
Custodian fees and expenses	120,337
Independent trustees' fees and expenses	865
Registration fees	86,866
Audit	44,141
Legal	134
Miscellaneous	1,020
Total expenses before reductions	892,571
Expense reductions	(402,452)
Total expenses after reductions		490,119
Net investment income (loss)		8,117,479
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,160,607)
Fidelity Central Funds	(204)
Foreign currency transactions	71,331
Futures contracts	149,870
Total net realized gain (loss)		(2,939,610)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(58,360,437)
Assets and liabilities in foreign currencies	(32,169)
Futures contracts	219,446
Total change in net unrealized appreciation (depreciation)		(58,173,160)
Net gain (loss)		(61,112,770)
Net increase (decrease) in net assets resulting from operations		$(52,995,291)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period December 19, 2017 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,117,479
Net realized gain (loss)	(2,939,610)
Change in net unrealized appreciation (depreciation)	(58,173,160)
Net increase (decrease) in net assets resulting from operations	(52,995,291)
Distributions to shareholders	(37,800)
Total distributions	(37,800)
Share transactions
Proceeds from sales of shares	532,575,687
Reinvestment of distributions	37,800
Cost of shares redeemed	(4,071,225)
Net increase (decrease) in net assets resulting from share transactions	528,542,262
Total increase (decrease) in net assets	475,509,171
Net Assets
Beginning of period	–
End of period	$475,509,171
Other Information
Shares
Sold	53,629,539
Issued in reinvestment of distributions	3,757
Redeemed	(399,374)
Net increase (decrease)	53,233,922

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Value Index Fund

Years ended October 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.28
Net realized and unrealized gain (loss)	(1.34)
Total from investment operations	(1.06)
Distributions from net investment income	(.01)
Total distributions	(.01)
Net asset value, end of period	$8.93
Total ReturnC,D	(10.64)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G
Expenses net of fee waivers, if any	.20%G
Expenses net of all reductions	.20%G
Net investment income (loss)	3.32%G
Supplemental Data
Net assets, end of period (000 omitted)	$475,509
Portfolio turnover rateH	54%G

 A For the period December 19, 2017 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity SAI International Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions and losses deferred due to wash sales, and market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,043,538
Gross unrealized depreciation	(65,085,553)
Net unrealized appreciation (depreciation)	$(60,042,015)
Tax Cost	$531,032,417

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$8,247,642
Capital loss carryforward	$(1,236,623)
Net unrealized appreciation (depreciation) on securities and other investments	$(60,074,184)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,236,623)

The tax character of distributions paid was as follows:

October 31, 2018 (a)
Ordinary Income	$37,800

 (a) For the period December 19, 2017 (commencement of operations) to October 31, 2018.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $650,955,183 and $133,113,613, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $441 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through February 29, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $402,452.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity International Fund was the owner of record of approximately 100% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI International Value Index Fund;

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI International Value Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period December 19, 2017 (commencement of operations) through October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, and the results of its operations, changes in its net assets and the financial highlights for the period December 19, 2017 (commencement of operations) through October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 14, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 260 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	.20%	$1,000.00	$871.20	$.94
Hypothetical-C		$1,000.00	$1,024.20	$1.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity SAI International Value Index Fund voted to pay on December 10, 2018, to shareholders of record at the opening of business on December 7, 2018, a distribution of $0.004 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.176 per share from net investment income.

The fund designates 71% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

IIV-ANN-1218
1.9885501.100

Fidelity ZERO℠ Extended Market Index Fund Fidelity ZERO℠ International Index Fund Fidelity ZERO℠ Large Cap Index Fund Fidelity ZERO℠ Total Market Index Fund Annual Report October 31, 2018

Contents

Fidelity ZERO℠ Extended Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ International Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ Large Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ Total Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers - Fidelity Concord Street Trust
Trustees and Officers - Fidelity Salem Street Trust
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity ZERO℠ Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
lululemon athletica, Inc.	0.4
Wellcare Health Plans, Inc.	0.3
Burlington Stores, Inc.	0.3
Fortinet, Inc.	0.3
HollyFrontier Corp.	0.3
Advance Auto Parts, Inc.	0.3
Hormel Foods Corp.	0.3
Tractor Supply Co.	0.3
Chipotle Mexican Grill, Inc.	0.3
NRG Energy, Inc.	0.3
3.1

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	15.0
Industrials	14.9
Information Technology	14.2
Consumer Discretionary	13.7
Health Care	11.3
Real Estate	9.8
Materials	5.1
Utilities	4.7
Energy	4.0
Communication Services	3.7

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.5%

Fidelity ZERO℠ Extended Market Index Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.3%
Atlantic Tele-Network, Inc.	178	$15,039
Cincinnati Bell, Inc. (a)	731	10,373
Cogent Communications Group, Inc.	698	36,282
Consolidated Communications Holdings, Inc. (b)	887	11,105
Frontier Communications Corp. (b)	1,363	6,556
Globalstar, Inc. (a)	4,526	1,574
IDT Corp. Class B	215	1,514
Intelsat SA (a)	680	17,721
Iridium Communications, Inc. (a)	1,393	27,595
ORBCOMM, Inc. (a)	1,162	11,074
Vonage Holdings Corp. (a)	3,324	44,076
WideOpenWest, Inc. (a)	352	3,428
Windstream Holdings, Inc. (a)	273	1,125
Zayo Group Holdings, Inc. (a)	1,682	50,258
		237,720
Entertainment - 0.7%
AMC Entertainment Holdings, Inc. Class A (b)	932	17,950
Cinemark Holdings, Inc.	1,829	76,032
Glu Mobile, Inc. (a)	1,741	12,274
Lions Gate Entertainment Corp.:
Class A	1,003	19,217
Class B	1,897	33,748
Live Nation Entertainment, Inc. (a)	2,284	119,453
Marcus Corp.	328	12,799
Pandora Media, Inc. (a)	3,966	33,711
The Madison Square Garden Co. (a)	252	69,708
World Wrestling Entertainment, Inc. Class A	664	48,200
Zynga, Inc. (a)	13,425	48,867
		491,959
Interactive Media & Services - 0.6%
Care.com, Inc. (a)	248	4,365
Liberty TripAdvisor Holdings, Inc. (a)	1,252	18,054
Match Group, Inc. (a)(b)	772	39,928
MeetMe, Inc. (a)	740	3,263
QuinStreet, Inc. (a)	632	10,049
Snap, Inc. Class A (a)(b)	3,809	25,177
TripAdvisor, Inc. (a)	1,974	102,924
TrueCar, Inc. (a)	962	10,948
XO Group, Inc. (a)	433	14,986
Yelp, Inc. (a)	1,028	44,019
Zillow Group, Inc.:
Class A (a)	774	31,246
Class C (a)(b)	1,828	73,595
		378,554
Media - 1.8%
AMC Networks, Inc. Class A (a)	1,020	59,752
Cable One, Inc.	81	72,555
Discovery Communications, Inc.:
Class A (a)(b)	2,658	86,093
Class C (non-vtg.) (a)	3,508	102,819
E.W. Scripps Co. Class A	961	16,164
Entercom Communications Corp. Class A	376	2,440
Entravision Communication Corp. Class A	1,166	5,760
Fluent, Inc. (a)	565	1,367
Gannett Co., Inc.	2,031	19,701
Gray Television, Inc. (a)	1,128	19,526
Hemisphere Media Group, Inc. (a)	250	3,368
Interpublic Group of Companies, Inc.	6,709	155,380
John Wiley & Sons, Inc. Class A	779	42,253
Loral Space & Communications Ltd. (a)	217	9,691
Meredith Corp. (b)	629	32,431
MSG Network, Inc. Class A (a)	1,055	26,955
National CineMedia, Inc.	1,098	9,827
New Media Investment Group, Inc.	875	12,294
News Corp.:
Class A	6,591	86,935
Class B	2,076	27,694
Nexstar Broadcasting Group, Inc. Class A	753	56,392
Scholastic Corp.	465	20,172
Sinclair Broadcast Group, Inc. Class A	1,065	30,502
Sirius XM Holdings, Inc.	25,374	152,751
Tegna, Inc.	5,914	68,248
The New York Times Co. Class A	2,113	55,783
Tribune Media Co. Class A	1,269	48,235
tronc, Inc. (a)	379	5,719
		1,230,807
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	658	20,615
Gogo, Inc. (a)(b)	864	4,942
Shenandoah Telecommunications Co.	790	30,036
Spok Holdings, Inc.	378	5,300
Sprint Corp. (a)	10,943	66,971
Telephone & Data Systems, Inc.	1,617	49,852
U.S. Cellular Corp. (a)	229	10,939
		188,655

TOTAL COMMUNICATION SERVICES		2,527,695

CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.0%
Adient PLC (b)	1,619	49,250
American Axle & Manufacturing Holdings, Inc. (a)	1,327	20,131
Cooper Tire & Rubber Co.	909	28,079
Cooper-Standard Holding, Inc. (a)	306	28,351
Dana Holding Corp.	2,499	38,909
Delphi Technologies PLC	1,544	33,103
Dorman Products, Inc. (a)	524	41,401
Fox Factory Holding Corp. (a)	496	26,650
Gentex Corp.	4,947	104,134
Gentherm, Inc. (a)	624	27,231
Hertz Global Holdings, Inc. (a)	1,270	17,463
Horizon Global Corp. (a)	311	1,745
LCI Industries	426	29,543
Modine Manufacturing Co. (a)	870	11,319
Motorcar Parts of America, Inc. (a)(b)	333	7,053
Shiloh Industries, Inc. (a)	153	1,391
Standard Motor Products, Inc.	348	18,830
Stoneridge, Inc. (a)	455	11,562
Superior Industries International, Inc.	405	3,981
Tenneco, Inc.	957	32,950
The Goodyear Tire & Rubber Co.	4,259	89,695
Tower International, Inc.	356	10,570
Visteon Corp. (a)	590	46,634
		679,975
Automobiles - 0.3%
Harley-Davidson, Inc.	2,906	111,067
REV Group, Inc.	213	2,324
Thor Industries, Inc.	828	57,662
Winnebago Industries, Inc.	461	12,705
		183,758
Distributors - 0.2%
Core-Mark Holding Co., Inc.	801	30,766
Pool Corp.	714	104,066
		134,832
Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (a)	987	49,972
American Public Education, Inc. (a)	287	9,394
Bridgepoint Education, Inc. (a)	457	4,387
Bright Horizons Family Solutions, Inc. (a)	756	86,872
Career Education Corp. (a)	1,122	16,134
Carriage Services, Inc.	237	4,517
Chegg, Inc. (a)	1,013	27,635
Frontdoor, Inc. (a)	1,150	39,158
Graham Holdings Co.	80	46,484
Grand Canyon Education, Inc. (a)	817	101,880
H&R Block, Inc.	3,579	94,987
Houghton Mifflin Harcourt Co. (a)	1,768	11,846
K12, Inc. (a)	599	12,825
Laureate Education, Inc. Class A (a)	617	9,187
Regis Corp. (a)	600	10,104
Service Corp. International	3,278	135,939
ServiceMaster Global Holdings, Inc. (a)	2,325	99,696
Sotheby's Class A (Ltd. vtg.) (a)	803	33,726
Strategic Education, Inc.	179	22,522
Weight Watchers International, Inc. (a)	476	31,464
		848,729
Hotels, Restaurants & Leisure - 2.6%
Belmond Ltd. Class A (a)	1,465	25,081
Biglari Holdings, Inc. (a)	3	2,250
Biglari Holdings, Inc. (a)	8	1,140
BJ's Restaurants, Inc.	337	20,618
Bloomin' Brands, Inc.	1,831	36,528
Bojangles', Inc. (a)	262	4,142
Boyd Gaming Corp.	1,425	37,848
Brinker International, Inc.	863	37,411
Caesars Entertainment Corp. (a)(b)	916	7,868
Carrols Restaurant Group, Inc. (a)	600	7,896
Chipotle Mexican Grill, Inc. (a)	429	197,482
Choice Hotels International, Inc.	622	45,655
Churchill Downs, Inc.	213	53,167
Chuy's Holdings, Inc. (a)	308	7,506
Cracker Barrel Old Country Store, Inc. (b)	416	66,011
Dave & Buster's Entertainment, Inc.	648	38,588
Del Frisco's Restaurant Group, Inc. (a)	375	2,531
Del Taco Restaurants, Inc. (a)	591	6,442
Denny's Corp. (a)	1,252	21,722
Dine Brands Global, Inc.	292	23,664
Drive Shack, Inc. (a)	972	5,190
Dunkin' Brands Group, Inc.	1,584	114,935
El Pollo Loco Holdings, Inc. (a)	345	4,316
Eldorado Resorts, Inc. (a)(b)	369	13,469
Extended Stay America, Inc. unit	1,943	31,632
Fiesta Restaurant Group, Inc. (a)	465	12,002
Golden Entertainment, Inc. (a)	240	4,361
Habit Restaurants, Inc. Class A (a)	262	3,327
Hilton Grand Vacations, Inc. (a)	995	26,736
Hyatt Hotels Corp. Class A	654	45,257
International Speedway Corp. Class A	451	16,917
Jack in the Box, Inc.	562	44,359
Marriott Vacations Worldwide Corp.	424	37,520
Monarch Casino & Resort, Inc. (a)	202	7,832
Papa John's International, Inc.	462	25,197
Penn National Gaming, Inc. (a)	1,316	31,952
Planet Fitness, Inc. (a)	868	42,610
Playa Hotels & Resorts NV (a)	966	8,298
PlayAGS, Inc. (a)	158	3,832
Potbelly Corp. (a)	401	4,684
RCI Hospitality Holdings, Inc.	130	3,403
Red Robin Gourmet Burgers, Inc. (a)	228	6,886
Red Rock Resorts, Inc.	499	11,547
Ruth's Hospitality Group, Inc.	505	13,650
Scientific Games Corp. Class A (a)	886	19,722
SeaWorld Entertainment, Inc. (a)	1,156	30,195
Shake Shack, Inc. Class A (a)	312	16,502
Six Flags Entertainment Corp.	1,479	79,659
Sonic Corp.	791	34,234
Texas Roadhouse, Inc. Class A	1,109	67,050
The Cheesecake Factory, Inc. (b)	749	36,207
U.S. Foods Holding Corp. (a)	1,523	44,426
Vail Resorts, Inc.	689	173,159
Wendy's Co.	3,473	59,875
Wingstop, Inc.	498	31,185
Zoe's Kitchen, Inc. (a)	306	3,892
		1,759,568
Household Durables - 1.3%
Beazer Homes U.S.A., Inc. (a)	505	4,449
Cavco Industries, Inc. (a)	147	29,490
Century Communities, Inc. (a)	270	5,729
Ethan Allen Interiors, Inc.	461	8,824
Flexsteel Industries, Inc.	104	2,644
Garmin Ltd.	1,976	130,732
GoPro, Inc. Class A (a)(b)	1,653	10,860
Green Brick Partners, Inc. (a)	360	3,384
Hamilton Beach Brands Holding Co. Class A	117	2,717
Helen of Troy Ltd. (a)	482	59,826
Hooker Furniture Corp.	184	5,386
Hovnanian Enterprises, Inc. Class A (a)	1,756	2,564
Installed Building Products, Inc. (a)	356	10,844
iRobot Corp. (a)(b)	470	41,440
KB Home	1,438	28,717
La-Z-Boy, Inc.	842	23,408
Leggett & Platt, Inc.	2,314	84,021
LGI Homes, Inc. (a)(b)	289	12,366
Libbey, Inc.	358	2,699
M.D.C. Holdings, Inc.	748	21,019
M/I Homes, Inc. (a)	410	9,910
Meritage Homes Corp. (a)	658	24,511
PulteGroup, Inc.	5,149	126,511
Roku, Inc. Class A (a)	315	17,514
Taylor Morrison Home Corp. (a)	739	12,223
Tempur Sealy International, Inc. (a)	874	40,388
Toll Brothers, Inc.	2,584	86,977
TopBuild Corp. (a)	663	30,246
TRI Pointe Homes, Inc. (a)	2,514	29,917
Tupperware Brands Corp.	878	30,818
Universal Electronics, Inc. (a)	257	8,036
Vuzix Corp. (a)	230	1,398
William Lyon Homes, Inc. (a)	372	5,044
Zagg, Inc. (a)	455	5,510
		920,122
Internet & Direct Marketing Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	509	5,319
Blue Apron Holdings, Inc. Class A (a)	364	517
Duluth Holdings, Inc. (a)	165	5,070
Etsy, Inc. (a)	1,659	70,541
FTD Companies, Inc. (a)	270	535
Groupon, Inc. (a)	6,988	22,851
GrubHub, Inc. (a)	1,478	137,070
Lands' End, Inc. (a)	240	3,914
Liberty Expedia Holdings, Inc. (a)	938	40,728
NutriSystem, Inc.	505	17,958
Overstock.com, Inc. (a)	283	5,694
PetMed Express, Inc.	358	10,003
Quotient Technology, Inc. (a)	1,172	15,084
Shutterfly, Inc. (a)	587	29,350
Shutterstock, Inc.	339	13,858
Stamps.com, Inc. (a)	275	55,597
Wayfair LLC Class A (a)	522	57,571
		491,660
Leisure Products - 0.5%
American Outdoor Brands Corp. (a)	967	13,229
Brunswick Corp.	1,552	80,688
Callaway Golf Co.	1,634	34,968
Johnson Outdoors, Inc. Class A	104	7,832
Malibu Boats, Inc. Class A (a)	306	12,301
Mattel, Inc. (a)(b)	5,960	80,937
MCBC Holdings, Inc. (a)	287	8,518
Nautilus, Inc. (a)	529	6,470
Polaris Industries, Inc.	1,032	91,827
Sturm, Ruger & Co., Inc.	323	19,183
Vista Outdoor, Inc. (a)	1,020	12,750
		368,703
Media - 0.1%
Altice U.S.A., Inc. Class A	1,115	18,186
Liberty Latin America Ltd. (a)	2,195	39,532
Liberty Latin America Ltd. Class A (a)	628	11,291
		69,009
Multiline Retail - 0.7%
Big Lots, Inc.	773	32,095
Dillard's, Inc. Class A (b)	450	31,689
Fred's, Inc. Class A (a)	504	1,381
JC Penney Corp., Inc. (a)(b)	5,399	7,937
Macy's, Inc.	5,257	180,263
Nordstrom, Inc.	2,005	131,869
Ollie's Bargain Outlet Holdings, Inc. (a)	820	76,178
		461,412
Specialty Retail - 3.3%
Aaron's, Inc. Class A	1,098	51,749
Abercrombie & Fitch Co. Class A	1,175	23,148
Advance Auto Parts, Inc.	1,274	203,534
America's Car Mart, Inc. (a)	137	10,261
American Eagle Outfitters, Inc.	2,956	68,165
Armstrong Flooring, Inc. (a)	442	6,873
Asbury Automotive Group, Inc. (a)	343	22,329
Ascena Retail Group, Inc. (a)	2,827	10,884
AutoNation, Inc. (a)	1,137	46,026
Barnes & Noble Education, Inc. (a)	689	3,934
Barnes & Noble, Inc.	978	6,191
Bed Bath & Beyond, Inc. (b)	2,638	36,246
Big 5 Sporting Goods Corp.	279	979
Boot Barn Holdings, Inc. (a)	201	4,961
Burlington Stores, Inc. (a)	1,218	208,875
Caleres, Inc.	756	25,855
Camping World Holdings, Inc.	212	3,636
Cars.com, Inc. (a)	1,243	32,455
Chico's FAS, Inc.	2,166	16,613
Citi Trends, Inc.	283	7,168
Conn's, Inc. (a)	411	11,418
Dick's Sporting Goods, Inc.	1,521	53,798
DSW, Inc. Class A	1,324	35,152
Express, Inc. (a)	1,332	11,735
Five Below, Inc. (a)	947	107,788
Floor & Decor Holdings, Inc. Class A (a)(b)	347	8,876
Foot Locker, Inc.	2,142	100,974
Francesca's Holdings Corp. (a)	643	1,955
GameStop Corp. Class A (b)	1,766	25,784
Gap, Inc.	3,789	103,440
Genesco, Inc. (a)	347	14,848
GNC Holdings, Inc. Class A (a)(b)	1,217	4,479
Group 1 Automotive, Inc.	342	19,747
Guess?, Inc.	1,071	22,748
Haverty Furniture Companies, Inc.	352	7,139
Hibbett Sports, Inc. (a)	354	6,184
Kirkland's, Inc. (a)	246	2,487
Lithia Motors, Inc. Class A (sub. vtg.)	398	35,454
Lumber Liquidators Holdings, Inc. (a)(b)	456	5,454
MarineMax, Inc. (a)	435	9,901
Michaels Companies, Inc. (a)(b)	1,997	31,652
Monro, Inc.	559	41,590
Murphy U.S.A., Inc. (a)	627	50,555
Office Depot, Inc.	9,147	23,416
Party City Holdco, Inc. (a)	380	3,979
Penske Automotive Group, Inc.	647	28,714
Pier 1 Imports, Inc.	1,119	1,779
Rent-A-Center, Inc. (a)	915	13,039
RH (a)(b)	662	76,600
Sally Beauty Holdings, Inc. (a)	2,497	44,472
Shoe Carnival, Inc.	232	9,449
Signet Jewelers Ltd.	1,202	67,372
Sleep Number Corp. (a)	769	27,969
Sonic Automotive, Inc. Class A (sub. vtg.)	456	8,263
Sportsman's Warehouse Holdings, Inc. (a)	430	2,163
Tailored Brands, Inc.	834	17,522
The Buckle, Inc. (b)	490	9,996
The Cato Corp. Class A (sub. vtg.)	438	8,445
The Children's Place Retail Stores, Inc.	313	46,762
Tile Shop Holdings, Inc.	530	3,445
Tilly's, Inc.	203	3,601
Tractor Supply Co.	2,167	199,126
Urban Outfitters, Inc. (a)	1,528	60,295
Vitamin Shoppe, Inc. (a)	381	2,960
Williams-Sonoma, Inc.	1,407	83,548
Zumiez, Inc. (a)	302	7,025
		2,252,980
Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc.	853	81,871
Columbia Sportswear Co.	467	42,161
Crocs, Inc. (a)	1,262	25,921
Deckers Outdoor Corp. (a)	554	70,452
Emerald Expositions Events, Inc.	228	3,333
Fossil Group, Inc. (a)	727	15,783
G-III Apparel Group Ltd. (a)	760	30,294
Hanesbrands, Inc.	6,528	112,020
J.Jill, Inc. (a)	207	1,045
lululemon athletica, Inc. (a)	1,844	259,476
Movado Group, Inc.	266	10,244
Oxford Industries, Inc.	255	22,690
PetIQ, Inc. Class A (a)	109	3,451
Ralph Lauren Corp.	972	125,981
Samsonite International SA	23,700	68,000
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,305	65,854
Steven Madden Ltd.	1,416	44,278
Stitch Fix, Inc. (a)(b)	140	3,690
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	3,177	70,243
Class C (non-vtg.) (a)(b)	3,185	63,159
Unifi, Inc. (a)	277	6,341
Vera Bradley, Inc. (a)	328	4,326
Wolverine World Wide, Inc.	1,704	59,930
		1,190,543

TOTAL CONSUMER DISCRETIONARY		9,361,291

CONSUMER STAPLES - 3.3%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	156	47,937
Coca-Cola Bottling Co. Consolidated	77	13,293
Craft Brew Alliance, Inc. (a)	160	2,934
MGP Ingredients, Inc. (b)	211	15,017
National Beverage Corp. (a)	199	18,398
Primo Water Corp. (a)	352	5,868
		103,447
Food & Staples Retailing - 0.5%
Andersons, Inc.	448	16,128
Casey's General Stores, Inc.	677	85,376
Chefs' Warehouse Holdings (a)	322	10,829
Ingles Markets, Inc. Class A	247	8,136
Performance Food Group Co. (a)	969	28,411
PriceSmart, Inc.	386	27,078
Rite Aid Corp. (a)(b)	18,297	21,956
Smart & Final Stores, Inc. (a)	396	2,000
SpartanNash Co.	630	11,246
Sprouts Farmers Market LLC (a)	2,314	62,223
United Natural Foods, Inc. (a)	859	18,666
Weis Markets, Inc.	276	12,737
Welbilt, Inc. (a)	2,402	44,965
		349,751
Food Products - 1.7%
B&G Foods, Inc. Class A (b)	1,154	30,050
Cal-Maine Foods, Inc.	503	24,481
Calavo Growers, Inc.	266	25,802
Campbell Soup Co. (b)	3,320	124,201
Darling International, Inc. (a)	2,847	58,819
Dean Foods Co.	1,538	12,289
Farmer Brothers Co. (a)	199	4,798
Flowers Foods, Inc.	3,156	60,942
Fresh Del Monte Produce, Inc.	576	19,025
Freshpet, Inc. (a)	331	12,611
Hormel Foods Corp.	4,638	202,402
Hostess Brands, Inc. Class A (a)	1,395	14,508
J&J Snack Foods Corp.	260	40,602
John B. Sanfilippo & Son, Inc.	162	10,216
Lamb Weston Holdings, Inc.	2,393	187,037
Lancaster Colony Corp.	336	57,584
Pilgrim's Pride Corp. (a)	1,007	17,784
Post Holdings, Inc. (a)	1,118	98,854
Sanderson Farms, Inc.	345	33,945
Seaboard Corp.	5	19,325
The Hain Celestial Group, Inc. (a)	1,759	43,764
Tootsie Roll Industries, Inc.	405	12,786
TreeHouse Foods, Inc. (a)	982	44,740
		1,156,565
Household Products - 0.2%
Central Garden & Pet Co. (a)	213	6,918
Central Garden & Pet Co. Class A (non-vtg.) (a)	545	16,159
Energizer Holdings, Inc.	1,070	62,884
Spectrum Brands Holdings, Inc.	381	24,746
WD-40 Co.	246	41,102
		151,809
Personal Products - 0.6%
Avon Products, Inc. (a)	7,329	14,365
Coty, Inc. Class A	8,172	86,215
Edgewell Personal Care Co. (a)	1,008	48,364
elf Beauty, Inc. (a)(b)	288	3,056
Herbalife Nutrition Ltd. (a)	2,409	128,303
Inter Parfums, Inc.	299	17,638
MediFast, Inc.	193	40,854
Natural Health Trends Corp.	108	2,456
Nu Skin Enterprises, Inc. Class A	886	62,215
Revlon, Inc. (a)	205	4,305
USANA Health Sciences, Inc. (a)	179	20,947
		428,718
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	1,639	3,966
Universal Corp.	427	28,976
Vector Group Ltd.	1,888	25,526
		58,468

TOTAL CONSUMER STAPLES		2,248,758

ENERGY - 4.0%
Energy Equipment & Services - 1.1%
Archrock, Inc.	1,250	12,825
Basic Energy Services, Inc. (a)	299	2,323
Bristow Group, Inc. (a)	564	6,210
C&J Energy Services, Inc. (a)	1,103	20,714
Carbo Ceramics, Inc. (a)(b)	347	1,676
Core Laboratories NV	764	65,123
Diamond Offshore Drilling, Inc. (a)(b)	1,109	15,726
Dril-Quip, Inc. (a)	648	27,579
Ensco PLC Class A	5,254	37,514
Exterran Corp. (a)	567	11,845
Forum Energy Technologies, Inc. (a)	1,280	11,469
Frank's International NV (a)	742	5,268
FTS International, Inc. (a)	350	4,484
Helix Energy Solutions Group, Inc. (a)	2,301	19,605
Helmerich & Payne, Inc.	1,870	116,482
Hornbeck Offshore Services, Inc. (a)	462	1,455
Key Energy Services, Inc. (a)	128	1,158
KLX Energy Services Holdings, Inc. (a)	368	10,632
Mammoth Energy Services, Inc.	122	3,045
Matrix Service Co. (a)	476	9,677
McDermott International, Inc. (a)	1,385	10,706
Nabors Industries Ltd.	4,904	24,373
NCS Multistage Holdings, Inc. (a)	167	1,887
Newpark Resources, Inc. (a)	1,520	12,479
Noble Corp. (a)	4,204	21,104
Oceaneering International, Inc. (a)	1,703	32,255
Oil States International, Inc. (a)	907	20,199
Patterson-UTI Energy, Inc.	2,845	47,341
Pioneer Energy Services Corp. (a)	1,366	4,057
Rowan Companies PLC (a)	2,179	34,668
RPC, Inc.	1,031	15,341
SEACOR Holdings, Inc. (a)	277	13,293
Smart Sand, Inc. (a)	350	970
Solaris Oilfield Infrastructure, Inc. Class A (a)	167	2,204
Superior Energy Services, Inc. (a)	2,632	20,609
TETRA Technologies, Inc. (a)	2,085	6,192
Transocean Ltd. (United States) (a)(b)	6,736	74,163
U.S. Silica Holdings, Inc. (b)	1,239	17,346
Unit Corp. (a)	876	20,262
Weatherford International PLC (a)(b)	16,440	22,194
		786,453
Oil, Gas & Consumable Fuels - 2.9%
Abraxas Petroleum Corp. (a)	2,645	4,867
Antero Resources Corp. (a)	2,508	39,852
Approach Resources, Inc. (a)	791	1,321
Arch Coal, Inc.	427	40,949
Ardmore Shipping Corp. (a)	422	2,726
Bonanza Creek Energy, Inc. (a)	367	9,450
California Resources Corp. (a)	716	22,439
Callon Petroleum Co. (a)	3,496	34,855
Carrizo Oil & Gas, Inc. (a)	1,054	19,193
Centennial Resource Development, Inc. Class A (a)	2,976	57,020
Chesapeake Energy Corp. (a)(b)	12,901	45,283
Clean Energy Fuels Corp. (a)	1,519	3,357
Cloud Peak Energy, Inc. (a)	999	1,708
CNX Resources Corp. (a)	3,727	58,328
CONSOL Energy, Inc. (a)	436	17,370
Contango Oil & Gas Co. (a)	329	1,661
Continental Resources, Inc. (a)	1,489	78,441
CVR Energy, Inc.	266	11,438
Delek U.S. Holdings, Inc.	955	35,068
Denbury Resources, Inc. (a)	6,898	23,798
Eclipse Resources Corp. (a)	1,038	1,183
Energen Corp. (a)	1,678	120,766
EP Energy Corp. (a)	551	992
Extraction Oil & Gas, Inc. (a)	741	5,921
Green Plains, Inc.	625	10,650
Gulfport Energy Corp. (a)	2,689	24,497
Halcon Resources Corp. (a)	2,635	8,748
Highpoint Resources, Inc. (a)	1,211	4,505
HollyFrontier Corp.	3,036	204,748
International Seaways, Inc. (a)	208	4,474
Kosmos Energy Ltd. (a)	3,179	20,632
Laredo Petroleum, Inc. (a)	2,450	12,838
Matador Resources Co. (a)	1,605	46,288
Midstates Petroleum Co., Inc. (a)	398	2,870
Murphy Oil Corp.	2,800	89,208
NACCO Industries, Inc. Class A	63	2,176
Newfield Exploration Co. (a)	3,422	69,124
Nine Energy Service, Inc. (a)	113	4,184
Oasis Petroleum, Inc. (a)	4,106	41,306
Overseas Shipholding Group, Inc. (a)	553	1,736
Pacific Ethanol, Inc. (a)	629	1,032
Par Pacific Holdings, Inc. (a)	555	9,812
Parsley Energy, Inc. Class A (a)	3,836	89,839
PBF Energy, Inc. Class A	1,884	78,845
PDC Energy, Inc. (a)	969	41,134
Peabody Energy Corp.	1,807	64,058
Penn Virginia Corp. (a)	226	15,544
QEP Resources, Inc. (a)	4,158	37,048
Range Resources Corp.	3,203	50,768
Renewable Energy Group, Inc. (a)	590	18,337
Resolute Energy Corp. (a)(b)	348	9,685
Rex American Resources Corp. (a)	96	7,120
Ring Energy, Inc. (a)	679	4,841
Sanchez Energy Corp. (a)(b)	980	1,627
SandRidge Energy, Inc. (a)	299	2,676
SemGroup Corp. Class A	935	17,288
SM Energy Co.	1,675	40,770
Southwestern Energy Co. (a)	8,519	45,491
SRC Energy, Inc. (a)	3,488	24,695
Talos Energy, Inc. (a)	355	9,251
Teekay Corp.	813	5,390
Teekay Tankers Ltd.	1,884	2,091
Tellurian, Inc. (a)(b)	1,104	8,832
Ultra Petroleum Corp. (a)	2,883	3,460
Uranium Energy Corp. (a)(b)	1,932	2,570
W&T Offshore, Inc. (a)	1,599	10,777
Whiting Petroleum Corp. (a)	1,231	45,916
WildHorse Resource Development Corp. (a)	494	10,478
World Fuel Services Corp.	1,220	39,040
WPX Energy, Inc. (a)	6,737	108,061
		1,992,446

TOTAL ENERGY		2,778,899

FINANCIALS - 15.0%
Banks - 6.2%
1st Source Corp.	299	13,930
Ameris Bancorp	591	25,348
Associated Banc-Corp.	2,562	59,387
Atlantic Capital Bancshares, Inc. (a)	414	6,239
Banc of California, Inc.	822	13,111
BancFirst Corp.	279	16,009
Bancorp, Inc., Delaware (a)	1,002	10,521
BancorpSouth Bank	1,479	42,447
Bank of Hawaii Corp.	738	57,889
Bank of Marin Bancorp	92	7,819
Bank of the Ozarks, Inc.	1,571	42,983
BankUnited, Inc.	1,802	59,646
Banner Corp.	453	26,192
Berkshire Hills Bancorp, Inc.	549	18,320
BOK Financial Corp.	363	31,120
Boston Private Financial Holdings, Inc.	1,414	19,089
Bridge Bancorp, Inc.	335	9,950
Brookline Bancorp, Inc., Delaware	1,244	19,282
Bryn Mawr Bank Corp.	308	12,302
Byline Bancorp, Inc. (a)	83	1,826
Cadence Bancorp Class A	338	7,456
Camden National Corp.	255	10,340
Carolina Financial Corp.	296	9,795
Cathay General Bancorp	1,287	48,481
Centerstate Banks of Florida, Inc.	853	20,967
Central Pacific Financial Corp.	543	14,683
Chemical Financial Corp.	1,221	57,216
CIT Group, Inc.	2,264	107,268
City Holding Co.	265	19,552
Columbia Banking Systems, Inc.	1,010	37,461
Commerce Bancshares, Inc.	1,575	100,170
Community Bank System, Inc.	768	44,844
Community Trust Bancorp, Inc.	266	12,106
ConnectOne Bancorp, Inc.	534	11,070
Cullen/Frost Bankers, Inc.	966	94,591
Customers Bancorp, Inc. (a)	494	10,122
CVB Financial Corp.	1,749	38,216
Eagle Bancorp, Inc. (a)	502	24,683
Enterprise Financial Services Corp.	352	15,294
Equity Bancshares, Inc. (a)	171	6,171
FCB Financial Holdings, Inc. Class A (a)	659	25,787
Fidelity Southern Corp.	397	9,218
Financial Institutions, Inc.	218	6,224
First Bancorp, North Carolina	358	13,207
First Bancorp, Puerto Rico (a)	2,672	24,663
First Busey Corp.	544	15,188
First Citizen Bancshares, Inc.	152	64,848
First Commonwealth Financial Corp.	1,550	20,925
First Financial Bancorp, Ohio	1,074	28,107
First Financial Bankshares, Inc. (b)	1,142	67,367
First Foundation, Inc. (a)	422	6,841
First Hawaiian, Inc.	896	22,203
First Horizon National Corp.	4,035	65,125
First Internet Bancorp	119	3,067
First Interstate Bancsystem, Inc.	341	14,138
First Merchants Corp.	699	29,085
First Midwest Bancorp, Inc., Delaware	1,370	31,455
First of Long Island Corp.	397	8,023
Flushing Financial Corp.	491	11,141
FNB Corp., Pennsylvania	3,608	42,683
Franklin Financial Network, Inc. (a)	225	7,628
Fulton Financial Corp.	3,009	48,174
German American Bancorp, Inc.	395	12,525
Glacier Bancorp, Inc.	1,324	56,138
Great Western Bancorp, Inc.	1,019	37,346
Green Bancorp, Inc.	439	8,122
Guaranty Bancorp	306	7,962
Hancock Whitney Corp.	1,439	60,380
Hanmi Financial Corp.	570	11,959
Heartland Financial U.S.A., Inc.	370	19,662
Heritage Commerce Corp.	499	7,240
Heritage Financial Corp., Washington	520	17,014
Hilltop Holdings, Inc.	1,349	26,845
Home Bancshares, Inc.	2,149	40,917
Hope Bancorp, Inc.	2,178	31,537
Horizon Bancorp, Inc. Indiana	569	9,536
IBERIABANK Corp.	764	56,910
Independent Bank Corp.	332	7,347
Independent Bank Corp., Massachusetts	468	36,715
Independent Bank Group, Inc.	184	10,655
International Bancshares Corp.	996	38,545
Investors Bancorp, Inc.	5,353	59,847
Lakeland Bancorp, Inc.	625	10,294
Lakeland Financial Corp.	447	19,234
LegacyTexas Financial Group, Inc.	723	27,857
Live Oak Bancshares, Inc.	391	7,194
Luther Burbank Corp.	155	1,499
MB Financial, Inc.	1,226	54,422
Merchants Bancorp/IN	93	2,139
Metropolitan Bank Holding Corp. (a)	43	1,585
Midland States Bancorp, Inc.	109	2,940
National Bank Holdings Corp.	466	15,732
National Commerce Corp. (a)	194	7,197
NBT Bancorp, Inc.	746	27,222
OFG Bancorp	736	12,578
Old National Bancorp, Indiana	2,341	41,787
Opus Bank	323	6,134
Pacific Premier Bancorp, Inc. (a)	479	14,001
PacWest Bancorp	2,076	84,327
Park National Corp.	222	20,291
Peapack-Gladstone Financial Corp.	259	6,990
Peoples United Financial, Inc.	5,374	84,157
Pinnacle Financial Partners, Inc.	799	41,788
Popular, Inc.	1,789	93,046
Preferred Bank, Los Angeles	224	11,516
Prosperity Bancshares, Inc.	1,200	78,036
QCR Holdings, Inc.	214	7,796
Renasant Corp.	721	25,148
S&T Bancorp, Inc.	592	23,745
Sandy Spring Bancorp, Inc.	398	14,149
Seacoast Banking Corp., Florida (a)	525	13,813
ServisFirst Bancshares, Inc.	770	27,705
Signature Bank	928	101,987
Simmons First National Corp. Class A	1,002	26,834
South State Corp.	421	28,489
Southside Bancshares, Inc.	487	15,428
State Bank Financial Corp.	626	16,007
Sterling Bancorp	2,266	40,743
Stock Yards Bancorp, Inc.	355	11,257
Synovus Financial Corp.	2,112	79,327
TCF Financial Corp.	2,953	61,659
Texas Capital Bancshares, Inc. (a)	849	55,380
Tompkins Financial Corp.	219	16,015
TowneBank	961	27,033
Trico Bancshares	359	12,931
TriState Capital Holdings, Inc. (a)	382	9,634
Triumph Bancorp, Inc. (a)	324	11,619
Trustmark Corp.	1,162	35,790
UMB Financial Corp.	754	48,143
Umpqua Holdings Corp.	3,810	73,152
Union Bankshares Corp.	748	25,537
United Bankshares, Inc., West Virginia	1,397	46,338
United Community Bank, Inc.	1,225	30,466
Univest Corp. of Pennsylvania	435	10,858
Valley National Bancorp	4,404	43,952
Veritex Holdings, Inc. (a)	307	7,233
Washington Trust Bancorp, Inc.	237	12,170
Webster Financial Corp.	1,586	93,320
WesBanco, Inc.	682	27,348
Westamerica Bancorp.	451	26,253
Western Alliance Bancorp. (a)	1,635	78,872
Wintrust Financial Corp.	896	68,221
		4,232,513
Capital Markets - 2.1%
Arlington Asset Investment Corp.	565	4,752
Artisan Partners Asset Management, Inc.	680	18,639
B. Riley Financial, Inc.	245	4,716
BGC Partners, Inc. Class A	3,808	40,327
Blucora, Inc. (a)	665	19,232
Brighthouse Financial, Inc. (a)	1,660	65,786
Cohen & Steers, Inc.	341	13,091
Cowen Group, Inc. Class A (a)	454	6,719
Diamond Hill Investment Group, Inc.	57	9,814
Eaton Vance Corp. (non-vtg.)	1,958	88,208
Evercore, Inc. Class A	675	55,141
FactSet Research Systems, Inc.	688	153,947
Federated Investors, Inc. Class B (non-vtg.)	1,585	39,102
Gain Capital Holdings, Inc.	363	2,773
Greenhill & Co., Inc. (b)	480	10,584
Hamilton Lane, Inc. Class A	242	9,288
Houlihan Lokey	360	14,825
Interactive Brokers Group, Inc.	1,161	57,365
INTL FCStone, Inc. (a)	270	12,226
Investment Technology Group, Inc.	517	14,207
Janus Henderson Group PLC	3,111	76,437
Lazard Ltd. Class A	2,245	89,216
Legg Mason, Inc.	1,563	44,108
LPL Financial	1,371	84,454
MarketAxess Holdings, Inc.	649	136,076
Moelis & Co. Class A	394	15,902
Morningstar, Inc.	320	39,936
Oppenheimer Holdings, Inc. Class A (non-vtg.)	171	5,260
Piper Jaffray Companies	254	17,623
PJT Partners, Inc.	283	12,831
Stifel Financial Corp.	1,149	52,532
The NASDAQ OMX Group, Inc.	1,964	170,298
Virtu Financial, Inc. Class A	683	16,201
Virtus Investment Partners, Inc.	115	11,424
Waddell & Reed Financial, Inc. Class A (b)	1,426	27,194
Westwood Holdings Group, Inc.	146	6,183
WisdomTree Investments, Inc.	1,941	15,082
		1,461,499
Consumer Finance - 0.8%
Credit Acceptance Corp. (a)	218	92,524
Elevate Credit, Inc. (a)	206	878
Encore Capital Group, Inc. (a)(b)	420	10,672
Enova International, Inc. (a)	408	9,649
EZCORP, Inc. (non-vtg.) Class A (a)(b)	862	8,568
First Cash Financial Services, Inc.	839	67,456
Green Dot Corp. Class A (a)	764	57,865
LendingClub Corp. (a)	5,553	17,936
Navient Corp.	5,248	60,772
Nelnet, Inc. Class A	327	18,407
OneMain Holdings, Inc. (a)	895	25,525
PRA Group, Inc. (a)	800	24,672
Regional Management Corp. (a)	145	4,185
Santander Consumer U.S.A. Holdings, Inc.	1,911	35,831
SLM Corp. (a)	7,420	75,239
World Acceptance Corp. (a)	105	10,656
		520,835
Diversified Financial Services - 0.5%
Acushnet Holdings Corp.	304	7,427
Cannae Holdings, Inc. (a)	1,128	20,834
Donnelley Financial Solutions, Inc. (a)	471	7,324
FB Financial Corp.	92	3,356
Granite Point Mortgage Trust, Inc.	753	14,013
Jefferies Financial Group, Inc.	5,601	120,253
On Deck Capital, Inc. (a)	661	4,561
Rafael Holdings, Inc. (a)	143	1,164
Victory Capital Holdings, Inc. (a)	199	1,552
Voya Financial, Inc.	3,360	147,034
		327,518
Insurance - 3.3%
AMBAC Financial Group, Inc. (a)	760	15,641
American Equity Investment Life Holding Co.	1,521	47,486
American Financial Group, Inc.	1,252	125,238
American National Insurance Co.	137	16,884
Amerisafe, Inc.	325	21,154
AmTrust Financial Services, Inc.	1,799	25,798
Argo Group International Holdings, Ltd.	597	36,781
Aspen Insurance Holdings Ltd.	1,038	43,471
Assurant, Inc.	983	95,557
Assured Guaranty Ltd.	2,242	89,635
Athene Holding Ltd. (a)	887	40,554
Axis Capital Holdings Ltd.	1,525	85,080
Brown & Brown, Inc.	3,941	111,057
CNO Financial Group, Inc.	3,003	56,757
eHealth, Inc. (a)	291	9,999
Employers Holdings, Inc.	558	25,646
Enstar Group Ltd. (a)	184	33,414
Erie Indemnity Co. Class A	318	41,241
Everest Re Group Ltd.	708	154,245
FBL Financial Group, Inc. Class A	171	11,796
First American Financial Corp.	1,895	84,005
Genworth Financial, Inc. Class A (a)	8,616	36,876
Greenlight Capital Re, Ltd. (a)	546	6,328
Hanover Insurance Group, Inc.	735	81,864
HCI Group, Inc.	136	5,939
Health Insurance Innovations, Inc. (a)	207	10,122
Heritage Insurance Holdings, Inc.	466	6,505
Horace Mann Educators Corp.	700	27,496
James River Group Holdings Ltd.	309	11,897
Kemper Corp.	841	63,235
Kinsale Capital Group, Inc.	193	11,524
Maiden Holdings Ltd.	1,164	4,086
MBIA, Inc. (a)(b)	2,249	22,265
Mercury General Corp.	631	37,425
National General Holdings Corp.	1,069	29,782
National Western Life Group, Inc.	40	10,771
Navigators Group, Inc.	380	26,277
Old Republic International Corp.	4,206	92,742
Primerica, Inc.	792	86,914
ProAssurance Corp.	924	40,582
RenaissanceRe Holdings Ltd.	710	86,734
RLI Corp.	659	48,720
Safety Insurance Group, Inc.	245	20,404
Selective Insurance Group, Inc.	1,001	64,915
Stewart Information Services Corp.	410	16,925
Third Point Reinsurance Ltd. (a)	1,017	11,248
Trupanion, Inc. (a)(b)	281	7,098
United Fire Group, Inc.	376	20,240
United Insurance Holdings Corp.	286	5,640
Universal Insurance Holdings, Inc.	564	23,677
W.R. Berkley Corp.	1,663	126,222
White Mountains Insurance Group Ltd.	79	70,047
		2,285,939
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.	423	7,318
AGNC Investment Corp.	5,646	100,725
Anworth Mortgage Asset Corp.	1,734	7,560
Apollo Commercial Real Estate Finance, Inc.	1,320	24,697
Arbor Realty Trust, Inc. (b)	816	9,857
Ares Commercial Real Estate Corp.	536	7,756
Armour Residential REIT, Inc.	680	14,810
Blackstone Mortgage Trust, Inc.	1,598	53,917
Capstead Mortgage Corp.	1,605	11,010
Cherry Hill Mortgage Investment Corp.	275	4,925
Chimera Investment Corp.	3,041	56,563
Dynex Capital, Inc.	964	5,582
Ellington Residential Mortgage REIT	152	1,605
Exantas Capital Corp.	586	6,645
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	783	16,247
Invesco Mortgage Capital, Inc.	1,895	28,577
Ladder Capital Corp. Class A	1,082	18,221
MFA Financial, Inc.	6,338	43,922
New Residential Investment Corp.	5,125	91,635
New York Mortgage Trust, Inc. (b)	1,922	11,801
Orchid Island Capital, Inc.	299	1,955
PennyMac Mortgage Investment Trust	1,133	21,878
Redwood Trust, Inc.	1,316	21,609
Starwood Property Trust, Inc.	4,398	95,525
TPG RE Finance Trust, Inc.	144	2,854
Two Harbors Investment Corp.	3,636	53,413
Western Asset Mortgage Capital Corp.	807	8,046
		728,653
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	125	9,485
Thrifts & Mortgage Finance - 1.0%
Beneficial Bancorp, Inc.	1,321	20,647
BofI Holding, Inc. (a)	981	29,783
Capitol Federal Financial, Inc.	2,166	26,880
Dime Community Bancshares, Inc.	556	8,963
Essent Group Ltd. (a)	1,266	49,906
Farmer Mac Class C (non-vtg.)	160	11,174
First Defiance Financial Corp.	336	9,146
Flagstar Bancorp, Inc. (a)	357	10,992
HomeStreet, Inc. (a)	445	11,561
Kearny Financial Corp.	1,539	19,915
LendingTree, Inc. (a)(b)	125	25,211
Meridian Bancorp, Inc. Maryland	854	13,527
Meta Financial Group, Inc.	475	11,989
MGIC Investment Corp. (a)	5,881	71,807
New York Community Bancorp, Inc.	8,408	80,549
NMI Holdings, Inc. (a)	913	19,301
Northfield Bancorp, Inc.	725	9,548
Northwest Bancshares, Inc.	1,746	28,180
OceanFirst Financial Corp.	493	12,483
Ocwen Financial Corp. (a)	1,841	6,444
Oritani Financial Corp.	671	9,803
PDL Community Bancorp	141	1,933
PennyMac Financial Services, Inc.	337	6,737
Provident Financial Services, Inc.	1,020	24,888
Radian Group, Inc.	3,701	71,022
Sterling Bancorp, Inc.	253	2,619
TFS Financial Corp.	1,009	14,842
Trustco Bank Corp., New York	1,679	12,576
United Financial Bancorp, Inc. New	890	13,751
Walker & Dunlop, Inc.	469	19,679
Washington Federal, Inc.	1,543	43,451
WSFS Financial Corp.	460	19,564
		718,871

TOTAL FINANCIALS		10,285,313

HEALTH CARE - 11.3%
Biotechnology - 3.4%
Abeona Therapeutics, Inc. (a)	554	4,764
ACADIA Pharmaceuticals, Inc. (a)	1,639	31,928
Acceleron Pharma, Inc. (a)	551	27,974
Achaogen, Inc. (a)	437	1,682
Achillion Pharmaceuticals, Inc. (a)	1,857	5,311
Acorda Therapeutics, Inc. (a)	781	14,925
Adamas Pharmaceuticals, Inc. (a)(b)	275	4,551
Aduro Biotech, Inc. (a)	443	1,878
Agenus, Inc. (a)(b)	1,292	2,054
Agios Pharmaceuticals, Inc. (a)	573	36,133
Aimmune Therapeutics, Inc. (a)	364	9,675
Akebia Therapeutics, Inc. (a)	619	4,636
Alder Biopharmaceuticals, Inc. (a)	780	9,906
Alkermes PLC (a)	2,632	107,465
AMAG Pharmaceuticals, Inc. (a)	611	13,137
Amicus Therapeutics, Inc. (a)	2,472	27,637
AnaptysBio, Inc. (a)	95	7,098
Anavex Life Sciences Corp. (a)	535	1,289
Apellis Pharmaceuticals, Inc. (a)	183	2,560
Ardelyx, Inc. (a)	183	503
Arena Pharmaceuticals, Inc. (a)	435	15,512
Array BioPharma, Inc. (a)	2,935	47,547
Arrowhead Pharmaceuticals, Inc. (a)(b)	1,185	15,073
Atara Biotherapeutics, Inc. (a)	365	12,472
Athersys, Inc. (a)	1,725	3,226
Audentes Therapeutics, Inc. (a)	463	13,057
AVEO Pharmaceuticals, Inc. (a)(b)	1,804	4,420
Bellicum Pharmaceuticals, Inc. (a)	292	1,188
BioCryst Pharmaceuticals, Inc. (a)	1,178	8,623
Biohaven Pharmaceutical Holding Co. Ltd. (a)	189	6,813
Blueprint Medicines Corp. (a)	434	26,374
Calithera Biosciences, Inc. (a)	457	2,157
Cara Therapeutics, Inc. (a)(b)	367	6,878
Catalyst Pharmaceutical Partners, Inc. (a)	1,787	5,325
Celldex Therapeutics, Inc. (a)	1,577	496
Clovis Oncology, Inc. (a)	731	8,502
Coherus BioSciences, Inc. (a)	602	7,037
Conatus Pharmaceuticals, Inc. (a)(b)	462	1,917
Concert Pharmaceuticals, Inc. (a)	272	4,058
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	762	5,075
Cue Biopharma, Inc. (a)	186	1,179
Curis, Inc. (a)	327	533
Cytokinetics, Inc. (a)	705	4,716
CytomX Therapeutics, Inc. (a)	374	5,333
Deciphera Pharmaceuticals, Inc. (a)	101	2,039
Denali Therapeutics, Inc. (a)(b)	265	3,835
Dynavax Technologies Corp. (a)	698	6,903
Eagle Pharmaceuticals, Inc. (a)	137	6,746
Editas Medicine, Inc. (a)	273	6,915
Emergent BioSolutions, Inc. (a)	602	36,836
Enanta Pharmaceuticals, Inc. (a)	236	18,210
Epizyme, Inc. (a)	742	5,973
Esperion Therapeutics, Inc. (a)	288	13,084
Exact Sciences Corp. (a)	1,874	133,148
Exelixis, Inc. (a)	3,927	54,467
FibroGen, Inc. (a)	912	39,097
Five Prime Therapeutics, Inc. (a)	532	6,458
Flexion Therapeutics, Inc. (a)(b)	364	4,929
Genomic Health, Inc. (a)	327	23,449
Geron Corp. (a)	2,351	3,597
Global Blood Therapeutics, Inc. (a)	336	11,790
GlycoMimetics, Inc. (a)	386	4,856
Halozyme Therapeutics, Inc. (a)	1,973	30,641
Heron Therapeutics, Inc. (a)	740	20,542
Idera Pharmaceuticals, Inc. (a)	231	1,541
Immune Design Corp. (a)	281	405
ImmunoGen, Inc. (a)	1,545	8,389
Immunomedics, Inc. (a)(b)	1,712	38,571
Inovio Pharmaceuticals, Inc. (a)	1,119	5,517
Insmed, Inc. (a)	1,047	15,286
Insys Therapeutics, Inc. (a)	347	2,960
Intellia Therapeutics, Inc. (a)	102	1,732
Intercept Pharmaceuticals, Inc. (a)	305	29,283
Intrexon Corp. (a)(b)	1,070	12,369
Invitae Corp. (a)	525	7,450
Ionis Pharmaceuticals, Inc. (a)	2,099	104,005
Iovance Biotherapeutics, Inc. (a)	894	8,118
Ironwood Pharmaceuticals, Inc. Class A (a)	2,289	29,986
Jounce Therapeutics, Inc. (a)	90	364
Kadmon Holdings, Inc. (a)	1,159	2,747
Karyopharm Therapeutics, Inc. (a)	347	3,657
Keryx Biopharmaceuticals, Inc. (a)	1,724	4,793
Kura Oncology, Inc. (a)	299	3,250
La Jolla Pharmaceutical Co. (a)(b)	203	3,309
Lexicon Pharmaceuticals, Inc. (a)	832	6,515
Ligand Pharmaceuticals, Inc. Class B (a)	330	54,387
Loxo Oncology, Inc. (a)	284	43,355
Macrogenics, Inc. (a)	573	9,432
MannKind Corp. (a)(b)	740	1,354
Merrimack Pharmaceuticals, Inc. (a)	173	673
MiMedx Group, Inc. (a)(b)	1,746	10,162
Minerva Neurosciences, Inc. (a)	227	2,490
Mirati Therapeutics, Inc. (a)	450	16,817
Momenta Pharmaceuticals, Inc. (a)	1,064	13,311
Myriad Genetics, Inc. (a)	1,166	52,505
Natera, Inc. (a)	442	9,706
Neurocrine Biosciences, Inc. (a)	1,503	161,046
NewLink Genetics Corp. (a)	409	773
Novavax, Inc. (a)(b)	4,686	8,247
Opko Health, Inc. (a)(b)	6,299	21,291
Organovo Holdings, Inc. (a)	1,418	1,432
PDL BioPharma, Inc. (a)	3,213	8,000
Portola Pharmaceuticals, Inc. (a)	956	18,824
Progenics Pharmaceuticals, Inc. (a)	1,256	6,293
Prothena Corp. PLC (a)	621	7,700
PTC Therapeutics, Inc. (a)	591	22,765
Puma Biotechnology, Inc. (a)	475	17,599
Radius Health, Inc. (a)	613	9,704
REGENXBIO, Inc. (a)	341	22,734
Repligen Corp. (a)	596	32,315
Retrophin, Inc. (a)	606	15,550
Rigel Pharmaceuticals, Inc. (a)	1,866	5,355
Sage Therapeutics, Inc. (a)	534	68,715
Sangamo Therapeutics, Inc. (a)	1,199	15,191
Sarepta Therapeutics, Inc. (a)(b)	868	116,104
Savara, Inc. (a)	448	4,032
Seattle Genetics, Inc. (a)	1,665	93,456
Selecta Biosciences, Inc. (a)	118	607
Seres Therapeutics, Inc. (a)	279	1,917
Solid Biosciences, Inc. (a)	127	4,064
Sorrento Therapeutics, Inc. (a)	317	1,011
Spark Therapeutics, Inc. (a)	393	17,681
Spectrum Pharmaceuticals, Inc. (a)	1,229	14,625
Stemline Therapeutics, Inc. (a)	390	5,842
Syndax Pharmaceuticals, Inc. (a)	336	1,616
Synergy Pharmaceuticals, Inc. (a)(b)	3,198	1,333
Syros Pharmaceuticals, Inc. (a)	283	1,862
TESARO, Inc. (a)(b)	596	17,212
TG Therapeutics, Inc. (a)	595	2,707
Tocagen, Inc. (a)	159	1,663
Ultragenyx Pharmaceutical, Inc. (a)	654	31,686
United Therapeutics Corp. (a)	737	81,704
Vanda Pharmaceuticals, Inc. (a)	777	14,740
Verastem, Inc. (a)(b)	714	3,620
Vericel Corp. (a)	620	6,913
Voyager Therapeutics, Inc. (a)	311	4,220
Xencor, Inc. (a)	643	21,039
ZIOPHARM Oncology, Inc. (a)(b)	1,738	3,441
		2,357,200
Health Care Equipment & Supplies - 2.9%
Accuray, Inc. (a)	1,507	6,766
Angiodynamics, Inc. (a)	518	10,583
Anika Therapeutics, Inc. (a)	253	9,047
Antares Pharma, Inc. (a)	2,539	7,592
Atricure, Inc. (a)	521	16,573
Atrion Corp.	25	17,055
Avanos Medical, Inc. (a)	808	45,733
AxoGen, Inc. (a)	443	16,519
Cantel Medical Corp.	628	49,706
Cardiovascular Systems, Inc. (a)	565	15,848
Cerus Corp. (a)	1,761	11,799
CONMED Corp.	425	28,658
Cryolife, Inc. (a)	460	14,251
Cutera, Inc. (a)	220	4,466
DexCom, Inc. (a)	1,459	193,711
Endologix, Inc. (a)	1,380	1,684
Genmark Diagnostics, Inc. (a)	834	4,445
Glaukos Corp. (a)	191	11,067
Globus Medical, Inc. (a)	1,244	65,745
Haemonetics Corp. (a)	891	93,083
Heska Corp. (a)	110	11,024
Hill-Rom Holdings, Inc.	1,032	86,771
ICU Medical, Inc. (a)	257	65,466
Inogen, Inc. (a)	277	52,511
Insulet Corp. (a)	994	87,681
Integer Holdings Corp. (a)	476	35,448
Integra LifeSciences Holdings Corp. (a)	1,034	55,391
Invacare Corp.	573	7,403
iRhythm Technologies, Inc. (a)	117	9,039
K2M Group Holdings, Inc. (a)	615	16,839
Lantheus Holdings, Inc. (a)	519	7,250
LeMaitre Vascular, Inc.	194	5,180
LivaNova PLC (a)	755	84,552
Masimo Corp. (a)	762	88,087
Meridian Bioscience, Inc.	750	12,158
Merit Medical Systems, Inc. (a)	771	44,040
Natus Medical, Inc. (a)	564	16,852
Neogen Corp. (a)	871	52,887
Nevro Corp. (a)	383	18,675
NuVasive, Inc. (a)	871	48,924
NxStage Medical, Inc. (a)	1,007	28,579
OraSure Technologies, Inc. (a)	957	13,302
Orthofix International NV (a)	303	18,428
Penumbra, Inc. (a)	443	60,248
Pulse Biosciences, Inc. (a)	48	615
Quidel Corp. (a)	487	31,343
Rockwell Medical Technologies, Inc. (a)	697	2,844
Sientra, Inc. (a)	186	3,830
Staar Surgical Co. (a)	457	18,330
Steris PLC	1,465	160,139
Tactile Systems Technology, Inc. (a)	248	16,239
Varex Imaging Corp. (a)	651	16,900
ViewRay, Inc. (a)(b)	553	4,783
West Pharmaceutical Services, Inc.	1,263	133,777
Wright Medical Group NV (a)	1,789	48,267
		1,988,133
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)(b)	1,318	54,697
Aceto Corp.	498	1,021
Amedisys, Inc. (a)	482	53,020
American Renal Associates Holdings, Inc. (a)	206	3,974
AMN Healthcare Services, Inc. (a)	832	42,116
BioScrip, Inc. (a)	2,188	5,864
BioTelemetry, Inc. (a)	484	28,120
Brookdale Senior Living, Inc. (a)	3,243	28,960
Capital Senior Living Corp. (a)	514	4,626
Chemed Corp.	280	85,212
Community Health Systems, Inc. (a)(b)	1,799	5,685
Corvel Corp. (a)	183	10,607
Cross Country Healthcare, Inc. (a)	538	4,751
Diplomat Pharmacy, Inc. (a)	720	14,285
G1 Therapeutics, Inc. (a)	132	5,281
HealthEquity, Inc. (a)	742	68,116
HealthSouth Corp.	1,547	104,113
LHC Group, Inc. (a)	255	23,315
LifePoint Hospitals, Inc. (a)	689	44,689
Magellan Health Services, Inc. (a)	398	25,894
MEDNAX, Inc. (a)	1,601	66,105
Molina Healthcare, Inc. (a)	735	93,176
National Healthcare Corp.	176	13,997
National Vision Holdings, Inc.	276	11,435
OptiNose, Inc.	114	1,206
Owens & Minor, Inc.	1,075	8,493
Patterson Companies, Inc.	1,448	32,696
Premier, Inc. (a)	866	38,970
Providence Service Corp. (a)	211	13,945
Quorum Health Corp. (a)	442	1,759
RadNet, Inc. (a)	537	7,948
Select Medical Holdings Corp. (a)	1,858	30,806
Surgery Partners, Inc. (a)	330	4,485
Tenet Healthcare Corp. (a)	1,381	35,533
The Ensign Group, Inc.	827	30,632
Tivity Health, Inc. (a)	582	20,027
Triple-S Management Corp. (a)	414	7,104
U.S. Physical Therapy, Inc.	217	23,332
Wellcare Health Plans, Inc. (a)	764	210,856
		1,266,851
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	3,210	38,231
athenahealth, Inc. (a)	683	87,110
Castlight Health, Inc. Class B (a)	772	1,907
Computer Programs & Systems, Inc.	199	4,975
Evolent Health, Inc. (a)	316	7,015
HealthStream, Inc.	452	11,892
HMS Holdings Corp. (a)	1,461	42,106
Inovalon Holdings, Inc. Class A (a)	1,058	9,956
Medidata Solutions, Inc. (a)	948	66,644
Nextgen Healthcare, Inc. (a)	772	11,402
Omnicell, Inc. (a)	633	44,753
Tabula Rasa HealthCare, Inc. (a)	220	16,254
Teladoc Health, Inc. (a)	623	43,199
Veeva Systems, Inc. Class A (a)	1,748	159,680
Vocera Communications, Inc. (a)	423	14,682
		559,806
Life Sciences Tools & Services - 1.1%
Accelerate Diagnostics, Inc. (a)(b)	422	6,305
Bio-Rad Laboratories, Inc. Class A (a)	358	97,680
Bio-Techne Corp.	644	108,012
Bruker Corp.	1,830	57,334
Cambrex Corp. (a)	558	29,736
Charles River Laboratories International, Inc. (a)	818	99,649
Codexis, Inc. (a)	648	10,089
Enzo Biochem, Inc. (a)	598	1,985
Fluidigm Corp. (a)	463	3,334
Luminex Corp.	690	19,851
Medpace Holdings, Inc. (a)	131	6,825
Nanostring Technologies, Inc. (a)	240	3,698
NeoGenomics, Inc. (a)	857	15,803
Pacific Biosciences of California, Inc. (a)	1,524	6,782
PerkinElmer, Inc.	1,890	163,447
PRA Health Sciences, Inc. (a)	668	64,709
Syneos Health, Inc. (a)	927	42,299
		737,538
Pharmaceuticals - 1.3%
Aclaris Therapeutics, Inc. (a)	193	2,295
Adamis Pharmaceuticals Corp. (a)	417	1,068
Aerie Pharmaceuticals, Inc. (a)	582	30,951
Akcea Therapeutics, Inc. (a)(b)	273	6,093
Akorn, Inc. (a)	1,534	10,232
Amneal Pharmaceuticals, Inc. (a)(b)	1,288	23,764
Amphastar Pharmaceuticals, Inc. (a)	645	11,578
ANI Pharmaceuticals, Inc. (a)	128	6,212
Aratana Therapeutics, Inc. (a)	515	3,059
Assembly Biosciences, Inc. (a)	303	6,933
Assertio Therapeutics, Inc. (a)	987	4,792
Biodelivery Sciences International, Inc. (a)	730	2,708
Catalent, Inc. (a)	2,165	87,336
Clementia Pharmaceuticals, Inc. (a)	120	1,560
Collegium Pharmaceutical, Inc. (a)(b)	322	5,168
Corcept Therapeutics, Inc. (a)	1,365	16,039
Corium International, Inc. (a)	469	5,933
CymaBay Therapeutics, Inc. (a)	1,004	10,592
Dermira, Inc. (a)	414	5,196
Endo International PLC (a)	3,432	58,138
Horizon Pharma PLC (a)	2,799	50,970
Innoviva, Inc. (a)	1,304	18,204
Intersect ENT, Inc. (a)	430	12,066
Intra-Cellular Therapies, Inc. (a)	597	10,137
Jazz Pharmaceuticals PLC (a)	1,036	164,538
Kala Pharmaceuticals, Inc. (a)	88	638
Lannett Co., Inc. (a)	360	1,318
Mallinckrodt PLC (a)	1,832	45,910
Melinta Therapeutics, Inc. (a)	181	476
MyoKardia, Inc. (a)	264	13,976
Neos Therapeutics, Inc.(a)	374	1,171
Ocular Therapeutix, Inc. (a)	266	1,319
Omeros Corp. (a)	673	10,277
Otonomy, Inc. (a)	243	566
Pacira Pharmaceuticals, Inc. (a)	650	31,779
Paratek Pharmaceuticals, Inc. (a)	268	1,997
Phibro Animal Health Corp. Class A	308	13,219
Prestige Brands Holdings, Inc. (a)	905	32,725
Reata Pharmaceuticals, Inc. (a)	125	7,366
Revance Therapeutics, Inc. (a)	369	8,033
Rhythm Pharmaceuticals, Inc.	101	2,829
Supernus Pharmaceuticals, Inc. (a)	859	40,854
Teligent, Inc. (a)	719	2,308
Tetraphase Pharmaceuticals, Inc. (a)	556	1,140
The Medicines Company (a)	1,202	27,959
TherapeuticsMD, Inc. (a)(b)	2,717	13,286
Theravance Biopharma, Inc. (a)	636	15,436
WAVE Life Sciences (a)	152	7,097
Zogenix, Inc. (a)	415	17,330
Zynerba Pharmaceuticals, Inc. (a)	169	889
		855,460

TOTAL HEALTH CARE		7,764,988

INDUSTRIALS - 14.9%
Aerospace & Defense - 1.4%
AAR Corp.	553	26,312
Aerojet Rocketdyne Holdings, Inc. (a)	1,212	42,808
AeroVironment, Inc. (a)	356	32,029
Astronics Corp. (a)	444	12,947
Axon Enterprise, Inc. (a)	904	55,795
BWX Technologies, Inc.	1,713	100,142
Cubic Corp.	434	28,475
Curtiss-Wright Corp.	762	83,409
Ducommun, Inc. (a)	181	6,726
Engility Holdings, Inc. (a)	312	9,681
Esterline Technologies Corp. (a)	511	59,971
HEICO Corp.	708	59,352
HEICO Corp. Class A	1,219	81,259
Hexcel Corp.	1,582	92,579
KEYW Holding Corp. (a)	748	5,857
Kratos Defense & Security Solutions, Inc. (a)	955	11,966
Mercury Systems, Inc. (a)	813	38,097
Moog, Inc. Class A	557	39,853
National Presto Industries, Inc.	87	10,846
Sparton Corp. (a)	162	2,006
Teledyne Technologies, Inc. (a)	600	132,768
Triumph Group, Inc.	838	15,294
Vectrus, Inc. (a)	193	5,172
Wesco Aircraft Holdings, Inc. (a)	1,034	10,526
		963,870
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	810	15,876
Atlas Air Worldwide Holdings, Inc. (a)	421	21,732
Echo Global Logistics, Inc. (a)	472	12,135
Forward Air Corp.	530	31,795
Hub Group, Inc. Class A (a)	578	26,484
		108,022
Airlines - 0.6%
Alaska Air Group, Inc.	2,124	130,456
Allegiant Travel Co.	222	25,339
Hawaiian Holdings, Inc.	928	32,118
JetBlue Airways Corp. (a)	5,585	93,437
SkyWest, Inc.	896	51,332
Spirit Airlines, Inc. (a)	1,198	62,176
		394,858
Building Products - 1.2%
AAON, Inc.	695	23,971
Advanced Drain Systems, Inc. Del	596	16,563
Allegion PLC	1,656	141,969
American Woodmark Corp. (a)	240	14,506
Apogee Enterprises, Inc.	481	17,364
Armstrong World Industries, Inc. (a)	860	53,105
Builders FirstSource, Inc. (a)	1,509	18,681
Continental Building Products, Inc. (a)	700	19,467
COVIA Corp. (a)	552	3,191
CSW Industrials, Inc. (a)	284	13,073
GCP Applied Technologies, Inc. (a)	1,240	32,203
Gibraltar Industries, Inc. (a)	544	19,388
GMS, Inc. (a)	106	1,743
Griffon Corp.	537	6,508
Insteel Industries, Inc.	307	8,019
Jeld-Wen Holding, Inc. (a)	668	10,862
Lennox International, Inc.	669	141,085
Masonite International Corp. (a)	523	28,969
NCI Building Systems, Inc. (a)	678	8,306
Patrick Industries, Inc. (a)	366	15,925
PGT, Inc. (a)	857	17,363
Quanex Building Products Corp.	602	8,922
Simpson Manufacturing Co. Ltd.	699	39,899
Trex Co., Inc. (a)	1,017	62,342
Universal Forest Products, Inc.	1,030	29,118
USG Corp. (a)	1,534	64,765
		817,307
Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	973	29,920
ACCO Brands Corp.	1,806	14,574
ADS Waste Holdings, Inc. (a)	339	9,184
Brady Corp. Class A	824	33,199
Casella Waste Systems, Inc. Class A (a)	674	21,945
CECO Environmental Corp. (a)	375	2,790
Clean Harbors, Inc. (a)	903	61,440
Copart, Inc. (a)	3,521	172,212
Covanta Holding Corp.	2,263	33,243
Deluxe Corp.	842	39,751
Ennis, Inc.	464	8,983
Essendant, Inc.	635	8,090
Evoqua Water Technologies Corp. (a)	495	4,752
Healthcare Services Group, Inc. (b)	1,257	51,022
Heritage-Crystal Clean, Inc. (a)	212	4,874
Herman Miller, Inc.	1,041	34,301
HNI Corp.	772	29,251
Hudson Technologies, Inc. (a)	431	357
Interface, Inc.	1,100	17,919
KAR Auction Services, Inc.	2,383	135,688
Kimball International, Inc. Class B	703	11,571
Knoll, Inc.	863	17,131
LSC Communications, Inc.	398	3,753
Matthews International Corp. Class A	540	22,475
McGrath RentCorp.	420	22,424
Mobile Mini, Inc.	771	31,704
Msa Safety, Inc.	540	56,398
Multi-Color Corp.	236	12,546
PICO Holdings, Inc.	338	3,860
Pitney Bowes, Inc.	3,149	20,846
Quad/Graphics, Inc.	507	7,823
R.R. Donnelley & Sons Co.	1,116	6,551
Rollins, Inc.	1,650	97,680
SP Plus Corp. (a)	329	10,515
Steelcase, Inc. Class A	1,507	25,016
Stericycle, Inc. (a)	1,470	73,456
Team, Inc. (a)(b)	519	10,328
Tetra Tech, Inc.	984	64,983
The Brink's Co.	778	51,597
U.S. Ecology, Inc.	378	26,434
UniFirst Corp.	268	40,012
Viad Corp.	355	17,001
VSE Corp.	136	4,265
		1,351,864
Construction & Engineering - 1.2%
AECOM (a)	2,650	77,221
Aegion Corp. (a)	616	11,926
Argan, Inc.	229	10,081
Comfort Systems U.S.A., Inc.	639	34,174
Dycom Industries, Inc. (a)	546	37,062
EMCOR Group, Inc.	1,048	74,387
Fluor Corp.	2,403	105,396
Goldfield Corp.	366	1,354
Granite Construction, Inc.	687	31,410
Great Lakes Dredge & Dock Corp. (a)	973	5,653
Jacobs Engineering Group, Inc.	2,082	156,337
KBR, Inc.	2,470	48,857
Keane Group, Inc. (a)	473	5,946
MasTec, Inc. (a)	1,123	48,862
MYR Group, Inc. (a)	287	9,583
NV5 Holdings, Inc. (a)	130	10,149
Primoris Services Corp.	703	14,883
Quanta Services, Inc. (a)	2,614	81,557
Sterling Construction Co., Inc. (a)	423	4,805
Tutor Perini Corp. (a)	699	10,835
Valmont Industries, Inc.	390	48,481
		828,959
Electrical Equipment - 0.6%
Acuity Brands, Inc.	729	91,592
AZZ, Inc.	445	19,736
Encore Wire Corp.	364	16,089
Energous Corp. (a)	271	2,179
EnerSys	752	59,837
FuelCell Energy, Inc. (a)	1,191	1,007
Generac Holdings, Inc. (a)	1,107	56,158
Hubbell, Inc. Class B	889	90,411
Plug Power, Inc. (a)(b)	3,016	5,580
Powell Industries, Inc.	156	4,549
Regal Beloit Corp.	768	55,066
Sunrun, Inc. (a)	1,063	13,032
Thermon Group Holdings, Inc. (a)	560	12,085
TPI Composites, Inc. (a)	210	5,305
Vivint Solar, Inc. (a)	394	2,045
		434,671
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	1,113	107,505
ITT, Inc.	1,523	76,912
Raven Industries, Inc.	628	27,305
		211,722
Machinery - 4.2%
Actuant Corp. Class A	1,008	24,041
AGCO Corp.	1,169	65,511
Alamo Group, Inc.	166	14,230
Albany International Corp. Class A	500	34,990
Allison Transmission Holdings, Inc.	2,852	125,716
Altra Industrial Motion Corp.	456	14,715
American Railcar Industries, Inc.	123	8,599
Apergy Corp. (a)	1,340	52,247
Astec Industries, Inc.	329	12,374
Barnes Group, Inc.	863	48,846
Briggs & Stratton Corp.	752	10,927
Cactus, Inc. (a)	461	15,425
Chart Industries, Inc. (a)	529	35,998
CIRCOR International, Inc.	291	9,460
Colfax Corp. (a)	1,698	47,595
Columbus McKinnon Corp. (NY Shares)	353	12,966
Commercial Vehicle Group, Inc. (a)	366	2,449
Crane Co.	857	74,593
Donaldson Co., Inc.	2,276	116,713
Douglas Dynamics, Inc.	384	16,662
Energy Recovery, Inc. (a)(b)	604	4,530
EnPro Industries, Inc.	370	23,014
ESCO Technologies, Inc.	446	27,304
ExOne Co. (a)	145	957
Federal Signal Corp.	1,040	22,870
Flowserve Corp.	2,251	103,321
Franklin Electric Co., Inc.	669	28,379
FreightCar America, Inc. (a)	202	2,889
Gardner Denver Holdings, Inc. (a)	750	20,295
Global Brass & Copper Holdings, Inc.	381	12,047
Gorman-Rupp Co.	335	11,558
Graco, Inc.	2,879	116,974
Greenbrier Companies, Inc.	481	22,823
Harsco Corp. (a)	1,390	38,183
Hillenbrand, Inc.	1,082	51,828
Hyster-Yale Materials Handling Class A	174	10,518
John Bean Technologies Corp.	504	52,401
Kadant, Inc.	186	18,358
Kennametal, Inc.	1,366	48,425
Lincoln Electric Holdings, Inc.	1,070	86,574
Lindsay Corp.	186	17,785
Lydall, Inc. (a)	305	9,110
Manitowoc Co., Inc. (a)	615	11,242
Meritor, Inc. (a)	1,510	25,655
Middleby Corp. (a)(b)	993	111,514
Milacron Holdings Corp. (a)	535	7,490
Mueller Industries, Inc.	998	24,301
Mueller Water Products, Inc. Class A	2,818	28,913
Navistar International Corp. New (a)	1,101	36,872
NN, Inc.	486	5,638
Nordson Corp.	916	112,366
Oshkosh Corp.	1,290	72,421
ProPetro Holding Corp. (a)	986	17,403
Proto Labs, Inc. (a)	421	50,288
RBC Bearings, Inc. (a)	410	60,549
Rexnord Corp. (a)	1,759	47,159
Spartan Motors, Inc.	581	3,910
SPX Corp. (a)	714	20,934
SPX Flow, Inc. (a)	728	24,919
Standex International Corp.	221	17,928
Sun Hydraulics Corp.	426	19,766
Tennant Co.	297	18,153
Terex Corp.	1,838	61,371
Timken Co.	1,211	47,895
Titan International, Inc.	797	5,627
Toro Co.	1,885	106,182
TriMas Corp. (a)	770	22,677
Trinity Industries, Inc.	2,628	75,029
Wabash National Corp.	1,078	16,278
WABCO Holdings, Inc. (a)	895	96,168
Wabtec Corp. (b)	1,537	126,065
Watts Water Technologies, Inc. Class A	476	33,344
Woodward, Inc.	957	70,473
		2,852,730
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)	444	2,216
Kirby Corp. (a)	931	66,976
Matson, Inc.	741	25,994
		95,186
Professional Services - 1.3%
Acacia Research Corp. (a)	843	2,765
Asgn, Inc. (a)	843	56,548
Barrett Business Services, Inc.	132	8,305
CBIZ, Inc. (a)	933	20,694
CRA International, Inc.	155	6,533
Dun & Bradstreet Corp.	634	90,206
Exponent, Inc.	890	44,909
Forrester Research, Inc.	159	6,405
FTI Consulting, Inc. (a)	732	50,589
Heidrick & Struggles International, Inc.	326	11,250
Huron Consulting Group, Inc. (a)	370	20,161
ICF International, Inc.	321	23,638
InnerWorkings, Inc. (a)	613	4,407
Insperity, Inc.	654	71,842
Kelly Services, Inc. Class A (non-vtg.)	493	11,581
Kforce, Inc.	409	12,605
Korn/Ferry International	1,004	45,321
Manpower, Inc.	1,162	88,649
MISTRAS Group, Inc. (a)	273	5,433
Navigant Consulting, Inc.	795	17,172
Resources Connection, Inc.	520	8,486
Robert Half International, Inc.	2,227	134,800
TransUnion Holding Co., Inc.	1,514	99,546
TriNet Group, Inc. (a)	609	28,617
TrueBlue, Inc. (a)	737	17,194
WageWorks, Inc. (a)	638	25,399
Willdan Group, Inc. (a)	137	4,137
		917,192
Road & Rail - 0.6%
AMERCO	94	30,689
ArcBest Corp.	403	14,959
Avis Budget Group, Inc. (a)	1,524	42,855
Covenant Transport Group, Inc. Class A (a)	177	4,430
Daseke, Inc. (a)	618	3,757
Genesee & Wyoming, Inc. Class A (a)	1,058	83,825
Heartland Express, Inc.	723	14,077
Knight-Swift Transportation Holdings, Inc. Class A	1,151	36,832
Landstar System, Inc.	722	72,265
Marten Transport Ltd.	669	12,885
Ryder System, Inc.	924	51,106
Saia, Inc. (a)	429	26,967
Schneider National, Inc. Class B	517	11,307
Werner Enterprises, Inc.	759	24,432
YRC Worldwide, Inc. (a)	530	4,378
		434,764
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	1,653	62,979
Aircastle Ltd.	972	18,886
Applied Industrial Technologies, Inc.	679	44,631
Beacon Roofing Supply, Inc. (a)	1,042	29,082
BMC Stock Holdings, Inc. (a)	815	13,643
CAI International, Inc. (a)	240	5,978
DXP Enterprises, Inc. (a)	275	8,740
GATX Corp.	689	51,627
H&E Equipment Services, Inc.	545	13,129
HD Supply Holdings, Inc. (a)	3,226	121,201
Herc Holdings, Inc. (a)	427	13,690
Kaman Corp.	468	29,727
MRC Global, Inc. (a)	1,611	25,502
MSC Industrial Direct Co., Inc. Class A	774	62,740
Nexeo Solutions, Inc. (a)	1,043	10,899
Now, Inc. (a)	1,866	23,959
Rush Enterprises, Inc. Class A	512	18,120
SiteOne Landscape Supply, Inc. (a)	372	25,311
Systemax, Inc.	244	7,884
Textainer Group Holdings Ltd. (a)	417	4,891
Titan Machinery, Inc. (a)	290	4,133
Triton International Ltd.	547	17,597
Univar, Inc. (a)	1,758	43,282
Veritiv Corp. (a)	165	5,501
Watsco, Inc.	446	66,088
WESCO International, Inc. (a)	721	36,180
		765,400
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	1,295	47,850

TOTAL INDUSTRIALS		10,224,395

INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 1.4%
ADTRAN, Inc.	821	11,034
Aerohive Networks, Inc. (a)	440	1,685
Applied Optoelectronics, Inc. (a)	282	5,536
Arris International PLC (a)	3,297	81,996
CalAmp Corp. (a)	660	13,160
Calix Networks, Inc. (a)	703	5,132
Carvana Co. Class A (a)(b)	267	10,346
Ciena Corp. (a)	2,405	75,180
CommScope Holding Co., Inc. (a)	3,333	80,192
Comtech Telecommunications Corp.	425	11,866
EchoStar Holding Corp. Class A (a)	805	32,643
EMCORE Corp. (a)	450	2,219
Extreme Networks, Inc. (a)	1,893	10,506
F5 Networks, Inc. (a)	1,079	189,127
Finisar Corp. (a)	1,921	32,061
Harmonic, Inc. (a)	1,406	7,747
Infinera Corp. (a)	2,512	13,916
InterDigital, Inc.	585	41,506
Lumentum Holdings, Inc. (a)	947	51,754
NETGEAR, Inc. (a)	574	31,846
NetScout Systems, Inc. (a)	1,590	40,163
Oclaro, Inc. (a)	2,190	18,002
Plantronics, Inc.	580	34,203
Quantenna Communications, Inc. (a)	98	1,760
Sonus Networks, Inc. (a)	895	6,086
Ubiquiti Networks, Inc. (b)	433	40,308
ViaSat, Inc. (a)(b)	892	56,874
Viavi Solutions, Inc. (a)	3,985	45,947
		952,795
Electronic Equipment & Components - 2.7%
Anixter International, Inc. (a)	494	32,451
Arrow Electronics, Inc. (a)	1,545	104,612
Avnet, Inc.	2,204	88,314
AVX Corp.	782	13,044
Badger Meter, Inc.	506	24,850
Belden, Inc.	731	39,511
Benchmark Electronics, Inc.	835	18,228
Cardtronics PLC (a)	786	21,348
Casa Systems, Inc. (a)	1,284	18,490
Coherent, Inc. (a)	425	52,335
Control4 Corp. (a)	313	8,739
CTS Corp.	569	15,187
Daktronics, Inc.	630	4,605
Dolby Laboratories, Inc. Class A	983	67,640
Electro Scientific Industries, Inc. (a)	578	16,762
ePlus, Inc. (a)	227	19,268
Fabrinet	628	27,205
FARO Technologies, Inc. (a)	278	14,050
Fitbit, Inc. (a)(b)	2,360	11,163
FLIR Systems, Inc.	2,348	108,736
II-VI, Inc. (a)	939	34,959
Insight Enterprises, Inc. (a)	617	31,893
IPG Photonics Corp. (a)	642	85,739
Iteris, Inc. (a)	346	1,495
Itron, Inc. (a)	578	30,137
Jabil, Inc.	3,210	79,383
KEMET Corp.	728	15,856
Keysight Technologies, Inc. (a)	2,931	167,301
Knowles Corp. (a)	1,519	24,577
Littelfuse, Inc.	391	70,834
Maxwell Technologies, Inc. (a)(b)	462	1,358
Mesa Laboratories, Inc.	57	10,413
Methode Electronics, Inc. Class A	633	18,737
MicroVision, Inc. (a)(b)	1,026	1,108
MTS Systems Corp.	291	13,779
National Instruments Corp.	1,825	89,370
Novanta, Inc. (a)	545	31,724
OSI Systems, Inc. (a)	309	21,370
Park Electrochemical Corp.	294	5,192
PC Mall, Inc. (a)	121	2,283
Plexus Corp. (a)	576	33,638
Rogers Corp. (a)	312	38,395
Sanmina Corp. (a)	1,278	32,333
ScanSource, Inc. (a)	430	16,718
SYNNEX Corp.	504	39,115
Tech Data Corp. (a)	610	43,103
TTM Technologies, Inc. (a)	1,455	17,024
Vishay Intertechnology, Inc.	2,326	42,566
Zebra Technologies Corp. Class A (a)	911	151,499
		1,858,437
Internet Software & Services - 0.1%
ANGI Homeservices, Inc. Class A (a)(b)	833	15,944
BlackLine, Inc. (a)	158	7,328
Cision Ltd. (a)	686	10,146
GTT Communications, Inc. (a)(b)	454	16,299
Yatra Online, Inc. (a)	237	1,052
		50,769
IT Services - 2.5%
Booz Allen Hamilton Holding Corp. Class A	2,569	127,268
CACI International, Inc. Class A (a)	420	74,953
Carbonite, Inc. (a)	316	10,810
Cass Information Systems, Inc.	175	11,568
Conduent, Inc. (a)	2,945	56,250
CoreLogic, Inc. (a)	1,491	60,564
CSG Systems International, Inc.	542	19,024
Endurance International Group Holdings, Inc. (a)	1,108	10,936
EPAM Systems, Inc. (a)	775	92,589
Euronet Worldwide, Inc. (a)	901	100,173
Everi Holdings, Inc. (a)	1,200	8,640
EVERTEC, Inc.	1,060	27,645
ExlService Holdings, Inc. (a)	583	37,370
First Data Corp. Class A (a)	3,266	61,205
Genpact Ltd.	2,348	64,359
GoDaddy, Inc. (a)	862	63,073
Hackett Group, Inc.	433	8,864
Internap Network Services Corp. (a)	181	1,551
Limelight Networks, Inc. (a)	1,582	6,375
Liveramp Holdings, Inc. (a)	1,338	61,120
ManTech International Corp. Class A	440	25,203
Maximus, Inc.	1,117	72,571
MoneyGram International, Inc. (a)	474	2,010
MongoDB, Inc. Class A (b)	155	12,633
NIC, Inc.	1,057	14,069
Okta, Inc. (a)	334	19,492
Perficient, Inc. (a)	621	15,537
Perspecta, Inc.	2,465	60,368
Presidio, Inc.	278	3,725
Sabre Corp.	3,580	88,247
Science Applications International Corp.	776	53,940
Switch, Inc. Class A	572	5,074
Sykes Enterprises, Inc. (a)	692	21,224
Teradata Corp. (a)	2,247	81,791
The Western Union Co.	7,929	143,039
Travelport Worldwide Ltd.	2,157	32,269
Ttec Holdings, Inc.	254	6,330
Twilio, Inc. Class A (a)	245	18,429
Unisys Corp. (a)	835	15,372
Virtusa Corp. (a)	482	23,902
WEX, Inc. (a)	664	116,837
		1,736,399
Semiconductors & Semiconductor Equipment - 2.1%
Acacia Communications, Inc. (a)	234	8,066
Advanced Energy Industries, Inc. (a)	673	28,959
Alpha & Omega Semiconductor Ltd. (a)	304	2,818
Amkor Technology, Inc. (a)	2,188	15,644
Axcelis Technologies, Inc. (a)	522	9,010
AXT, Inc. (a)	591	3,895
Brooks Automation, Inc.	1,195	37,081
Cabot Microelectronics Corp.	420	41,000
Ceva, Inc. (a)	376	9,265
Cirrus Logic, Inc. (a)	1,106	41,409
Cohu, Inc.	468	9,734
Cree, Inc. (a)	1,727	67,042
CyberOptics Corp. (a)	89	1,881
Cypress Semiconductor Corp.	5,563	71,985
Diodes, Inc. (a)	663	20,016
Entegris, Inc.	2,449	64,996
First Solar, Inc. (a)	1,347	56,305
FormFactor, Inc. (a)	1,236	15,129
Ichor Holdings Ltd. (a)(b)	316	5,609
Impinj, Inc. (a)(b)	283	5,547
Inphi Corp. (a)	651	20,832
Integrated Device Technology, Inc. (a)	2,312	108,225
Kopin Corp. (a)	1,043	2,326
Kulicke & Soffa Industries, Inc.	1,217	24,742
Lattice Semiconductor Corp. (a)	2,088	12,549
MACOM Technology Solutions Holdings, Inc. (a)	621	8,737
MaxLinear, Inc. Class A (a)	877	17,023
MKS Instruments, Inc.	926	68,237
Monolithic Power Systems, Inc.	647	76,424
Nanometrics, Inc. (a)	424	13,593
NeoPhotonics Corp. (a)	491	3,928
NVE Corp.	86	7,284
PDF Solutions, Inc. (a)	484	3,872
Photronics, Inc. (a)	1,181	11,503
Pixelworks, Inc. (a)	488	2,040
Power Integrations, Inc.	503	28,329
Rambus, Inc. (a)	1,931	16,819
Rudolph Technologies, Inc. (a)	542	11,268
Semtech Corp. (a)	1,134	50,962
Silicon Laboratories, Inc. (a)	722	58,865
SMART Global Holdings, Inc. (a)	76	2,129
SolarEdge Technologies, Inc. (a)	489	18,939
SunPower Corp. (a)(b)	913	5,487
Synaptics, Inc. (a)	596	22,374
Teradyne, Inc.	3,478	119,817
Ultra Clean Holdings, Inc. (a)	590	6,207
Universal Display Corp. (b)	771	94,841
Veeco Instruments, Inc. (a)	723	6,876
Versum Materials, Inc.	1,880	59,333
Xperi Corp.	860	11,180
		1,410,132
Software - 5.0%
2U, Inc. (a)	705	44,352
8x8, Inc. (a)	1,576	27,091
A10 Networks, Inc. (a)	709	4,119
ACI Worldwide, Inc. (a)	2,038	51,133
Alarm.com Holdings, Inc. (a)	225	10,008
Altair Engineering, Inc. Class A (a)	355	13,540
Alteryx, Inc. Class A (a)(b)	325	17,222
AppFolio, Inc. (a)	178	10,164
Appian Corp. Class A (a)	98	2,520
Apptio, Inc. Class A (a)	102	2,642
Aspen Technology, Inc. (a)	1,332	113,073
Asure Software, Inc. (a)	142	1,582
Avaya Holdings Corp. (a)	1,816	29,819
Benefitfocus, Inc. (a)	250	8,883
Black Knight, Inc. (a)	402	19,606
Blackbaud, Inc.	824	59,097
Bottomline Technologies, Inc. (a)	634	42,250
Box, Inc. Class A (a)	988	17,784
CDK Global, Inc.	2,263	129,534
Cloudera, Inc. (a)	1,408	19,374
CommVault Systems, Inc. (a)	732	42,617
Cornerstone OnDemand, Inc. (a)	877	43,192
Coupa Software, Inc. (a)	521	33,776
Digimarc Corp. (a)	191	4,800
Ebix, Inc.	383	21,950
Ellie Mae, Inc. (a)(b)	581	38,509
Envestnet, Inc. (a)	747	38,859
Everbridge, Inc. (a)	293	14,893
Fair Isaac Corp. (a)	533	102,714
FireEye, Inc. (a)	2,647	48,943
Five9, Inc. (a)	671	26,411
Forescout Technologies, Inc. (a)	361	9,942
Fortinet, Inc. (a)	2,537	208,491
Guidewire Software, Inc. (a)	1,272	113,170
Hortonworks, Inc. (a)	729	13,020
HubSpot, Inc. (a)	530	71,895
Imperva, Inc. (a)	488	27,011
Instructure, Inc. (a)	71	2,651
j2 Global, Inc.	833	60,676
LivePerson, Inc. (a)	917	20,724
LogMeIn, Inc.	904	77,852
Manhattan Associates, Inc. (a)	1,233	58,863
MicroStrategy, Inc. Class A (a)	161	20,281
MINDBODY, Inc. (a)	300	9,552
Mitek Systems, Inc. (a)	514	4,713
MobileIron, Inc. (a)	663	3,206
Model N, Inc. (a)	413	6,344
Monotype Imaging Holdings, Inc.	736	12,902
New Relic, Inc. (a)	542	48,374
Nuance Communications, Inc. (a)	4,424	76,933
Nutanix, Inc. Class A (a)	318	13,200
Onespan, Inc. (a)	524	7,690
Parametric Technology Corp. (a)	1,996	164,490
Paycom Software, Inc. (a)	695	87,014
Paylocity Holding Corp. (a)	420	27,632
Pegasystems, Inc.	624	33,396
Progress Software Corp.	844	27,126
Proofpoint, Inc. (a)	736	66,939
PROS Holdings, Inc. (a)	436	14,353
Q2 Holdings, Inc. (a)	469	24,965
QAD, Inc. Class A	175	7,425
Qualys, Inc. (a)	502	35,762
Rapid7, Inc. (a)	294	10,655
RealPage, Inc. (a)	908	48,124
RingCentral, Inc. (a)	1,045	81,228
SailPoint Technologies Holding, Inc. (a)	345	8,984
SendGrid, Inc. (a)	151	5,484
SPS Commerce, Inc. (a)	295	27,462
SS&C Technologies Holdings, Inc.	2,941	150,462
Tableau Software, Inc. (a)	999	106,573
The Rubicon Project, Inc. (a)	563	1,920
The Trade Desk, Inc. (a)	191	23,598
TiVo Corp.	2,079	22,869
Tyler Technologies, Inc. (a)	574	121,493
Ultimate Software Group, Inc. (a)	500	133,315
Upland Software, Inc. (a)	170	5,362
Varonis Systems, Inc. (a)	273	16,672
Verint Systems, Inc. (a)	1,077	49,187
VirnetX Holding Corp. (a)	675	2,228
VMware, Inc. Class A (a)	1,231	174,051
Workiva, Inc. (a)	356	12,136
Zendesk, Inc. (a)	1,285	70,636
		3,469,488
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	1,850	22,348
Avid Technology, Inc. (a)	538	2,851
Cray, Inc. (a)	719	16,314
Diebold Nixdorf, Inc.	1,183	4,614
Eastman Kodak Co. (a)(b)	556	1,357
Electronics for Imaging, Inc. (a)	794	24,177
Immersion Corp. (a)	470	4,705
NCR Corp. (a)	2,116	56,815
Pure Storage, Inc. Class A (a)	1,431	28,878
Quantum Corp. (a)	491	1,129
U.S.A. Technologies, Inc. (a)	720	4,176
Xerox Corp.	3,682	102,617
		269,981

TOTAL INFORMATION TECHNOLOGY		9,748,001

MATERIALS - 5.1%
Chemicals - 2.4%
Advanced Emissions Solutions, Inc.	350	3,465
AdvanSix, Inc. (a)	529	14,674
American Vanguard Corp.	464	7,470
Ashland Global Holdings, Inc.	1,066	78,863
Axalta Coating Systems Ltd. (a)	3,739	92,279
Balchem Corp.	547	51,227
Cabot Corp.	1,079	52,526
Chase Corp.	122	13,156
Ferro Corp. (a)	1,435	24,309
Flotek Industries, Inc. (a)	944	1,709
H.B. Fuller Co.	857	38,102
Hawkins, Inc.	173	5,823
Huntsman Corp.	3,420	74,830
Ingevity Corp. (a)	728	66,306
Innophos Holdings, Inc.	339	9,933
Innospec, Inc.	415	27,772
Intrepid Potash, Inc. (a)	1,690	6,676
KMG Chemicals, Inc.	122	9,152
Koppers Holdings, Inc. (a)	371	9,924
Kraton Performance Polymers, Inc. (a)	520	14,321
Kronos Worldwide, Inc.	416	5,836
LSB Industries, Inc. (a)	327	2,485
Minerals Technologies, Inc.	606	33,179
NewMarket Corp.	160	61,754
Olin Corp.	2,862	57,812
OMNOVA Solutions, Inc. (a)	791	5,845
Platform Specialty Products Corp. (a)	3,662	39,623
PolyOne Corp.	1,449	46,817
PQ Group Holdings, Inc. (a)	496	7,961
Quaker Chemical Corp.	229	41,197
Rayonier Advanced Materials, Inc.	748	9,260
RPM International, Inc.	2,299	140,630
Sensient Technologies Corp.	770	49,942
Stepan Co.	331	27,337
The Mosaic Co.	6,031	186,599
The Scotts Miracle-Gro Co. Class A	769	51,323
Trinseo SA	772	41,595
Tronox Ltd. Class A	1,141	13,064
Valvoline, Inc.	3,534	70,397
Venator Materials PLC (a)	322	2,177
W.R. Grace & Co.	1,211	78,461
Westlake Chemical Corp.	645	45,989
		1,621,800
Construction Materials - 0.1%
Eagle Materials, Inc.	836	61,730
Forterra, Inc. (a)	322	1,452
Foundation Building Materials, Inc. (a)	214	2,039
Summit Materials, Inc.	1,848	24,948
U.S. Concrete, Inc. (a)	252	8,225
United States Lime & Minerals, Inc.	31	2,325
		100,719
Containers & Packaging - 1.1%
Aptargroup, Inc.	1,078	109,913
Bemis Co., Inc.	1,615	73,919
Berry Global Group, Inc. (a)	2,213	96,531
Crown Holdings, Inc. (a)	2,419	102,300
Graphic Packaging Holding Co.	5,492	60,467
Greif, Inc. Class A	434	20,528
Myers Industries, Inc.	387	6,138
Owens-Illinois, Inc. (a)	2,813	44,080
Sealed Air Corp.	3,120	100,963
Silgan Holdings, Inc.	1,290	30,999
Sonoco Products Co.	1,721	93,932
		739,770
Metals & Mining - 1.1%
AK Steel Holding Corp. (a)(b)	5,386	19,928
Alcoa Corp. (a)	2,526	88,385
Allegheny Technologies, Inc. (a)	1,862	48,207
Atkore International Group, Inc. (a)	355	6,837
Carpenter Technology Corp.	805	35,106
Century Aluminum Co. (a)	875	6,948
Cleveland-Cliffs, Inc. (b)	3,627	39,027
Coeur d'Alene Mines Corp. (a)	3,206	15,325
Commercial Metals Co.	2,006	38,234
Compass Minerals International, Inc.	585	28,378
Gold Resource Corp.	1,005	4,352
Haynes International, Inc.	227	6,574
Hecla Mining Co.	6,657	15,977
Kaiser Aluminum Corp.	311	29,660
Materion Corp.	346	19,663
McEwen Mining, Inc. (b)	3,941	7,724
Olympic Steel, Inc.	145	2,735
Reliance Steel & Aluminum Co.	1,249	98,571
Royal Gold, Inc.	1,128	86,439
Ryerson Holding Corp. (a)	226	2,075
Schnitzer Steel Industries, Inc. Class A	456	12,266
SunCoke Energy, Inc.	1,126	12,611
TimkenSteel Corp. (a)	680	7,908
United States Steel Corp.	3,017	80,041
Warrior Metropolitan Coal, Inc.	287	8,036
Worthington Industries, Inc.	760	31,829
		752,836
Paper & Forest Products - 0.4%
Boise Cascade Co.	655	20,167
Clearwater Paper Corp. (a)	298	7,194
Domtar Corp.	1,079	49,968
Kapstone Paper & Packaging Corp.	1,512	52,920
Louisiana-Pacific Corp.	2,460	53,554
Mercer International, Inc. (SBI)	737	11,210
Neenah, Inc.	291	23,414
P.H. Glatfelter Co.	734	13,139
Resolute Forest Products	1,552	17,491
Schweitzer-Mauduit International, Inc.	535	17,077
Verso Corp. (a)	527	14,814
		280,948

TOTAL MATERIALS		3,496,073

REAL ESTATE - 9.8%
Equity Real Estate Investment Trusts (REITs) - 9.2%
Acadia Realty Trust (SBI)	1,412	39,310
Agree Realty Corp.	443	25,371
Alexander & Baldwin, Inc.	809	15,808
Alexanders, Inc.	62	19,531
American Assets Trust, Inc.	714	27,389
American Campus Communities, Inc.	2,279	90,043
American Homes 4 Rent Class A	3,729	78,570
Americold Realty Trust	809	20,023
Apartment Investment & Management Co. Class A	2,703	116,337
Apple Hospitality (REIT), Inc.	2,676	43,271
Armada Hoffler Properties, Inc.	698	10,456
Ashford Hospitality Trust, Inc.	1,395	7,184
Bluerock Residential Growth (REIT), Inc.	402	3,807
Braemar Hotels & Resorts, Inc.	476	5,065
Brandywine Realty Trust (SBI)	3,046	42,827
Brixmor Property Group, Inc.	4,533	73,435
Camden Property Trust (SBI)	1,507	136,037
CareTrust (REIT), Inc.	1,107	19,550
CatchMark Timber Trust, Inc.	658	5,823
CBL & Associates Properties, Inc. (b)	2,979	9,831
Cedar Realty Trust, Inc.	1,512	5,700
Chatham Lodging Trust	694	13,533
Chesapeake Lodging Trust	1,048	30,801
City Office REIT, Inc.	486	5,356
Colony Capital, Inc.	9,590	56,293
Columbia Property Trust, Inc.	2,145	48,155
Community Healthcare Trust, Inc.	243	7,222
CorEnergy Infrastructure Trust, Inc.	184	6,648
CorePoint Lodging, Inc.	695	11,377
CoreSite Realty Corp.	586	55,002
Corporate Office Properties Trust (SBI)	1,643	42,455
Corrections Corp. of America	2,038	45,773
Cousins Properties, Inc.	5,922	49,212
CubeSmart	3,114	90,244
CyrusOne, Inc.	1,284	68,347
DDR Corp.	2,681	33,325
DiamondRock Hospitality Co.	3,400	35,530
Douglas Emmett, Inc.	2,480	89,751
Easterly Government Properties, Inc.	411	7,468
EastGroup Properties, Inc.	570	54,600
Empire State Realty Trust, Inc.	2,134	33,845
EPR Properties	1,096	75,339
Equity Commonwealth	2,149	63,997
Equity Lifestyle Properties, Inc.	1,377	130,388
Farmland Partners, Inc. (b)	554	3,795
Federal Realty Investment Trust (SBI)	1,251	155,187
First Industrial Realty Trust, Inc.	2,025	62,168
Forest City Realty Trust, Inc. Class A	3,731	93,872
Four Corners Property Trust, Inc.	1,031	26,888
Franklin Street Properties Corp.	1,920	13,363
Front Yard Residential Corp. Class B	922	8,547
Gaming & Leisure Properties	3,341	112,558
Getty Realty Corp.	437	11,725
Gladstone Commercial Corp.	359	6,817
Global Medical REIT, Inc.	281	2,574
Global Net Lease, Inc.	997	20,189
Government Properties Income Trust	1,211	10,693
Healthcare Realty Trust, Inc.	1,975	55,024
Healthcare Trust of America, Inc.	2,454	64,442
Hersha Hospitality Trust	732	12,854
Highwoods Properties, Inc. (SBI)	1,729	73,725
Hospitality Properties Trust (SBI)	2,831	72,530
Hudson Pacific Properties, Inc.	2,527	76,568
Independence Realty Trust, Inc.	1,065	10,554
Industrial Logistics Properties Trust	352	7,600
InfraReit, Inc.	637	13,390
Investors Real Estate Trust	2,157	11,713
Invitation Homes, Inc.	1,325	28,991
iStar Financial, Inc.	1,248	13,104
JBG SMITH Properties	1,610	60,343
Jernigan Capital, Inc.	244	4,775
Kilroy Realty Corp.	1,683	115,925
Kimco Realty Corp.	7,356	118,358
Kite Realty Group Trust	1,468	23,253
Lamar Advertising Co. Class A	1,427	104,628
LaSalle Hotel Properties (SBI)	1,950	64,370
Lexington Corporate Properties Trust	3,743	29,083
Liberty Property Trust (SBI)	2,539	106,308
Life Storage, Inc.	804	75,705
LTC Properties, Inc.	660	28,228
Mack-Cali Realty Corp.	1,565	31,770
MedEquities Realty Trust, Inc.	311	2,572
Medical Properties Trust, Inc.	5,524	82,087
Monmouth Real Estate Investment Corp. Class A	1,220	18,251
National Health Investors, Inc.	691	50,761
National Retail Properties, Inc.	2,534	118,465
National Storage Affiliates Trust	740	19,706
New Senior Investment Group, Inc.	1,499	8,574
NexPoint Residential Trust, Inc.	310	11,048
NorthStar Realty Europe Corp.	991	13,299
Omega Healthcare Investors, Inc.	3,366	112,256
Outfront Media, Inc.	2,365	41,908
Paramount Group, Inc.	3,015	43,084
Park Hotels & Resorts, Inc.	1,968	57,210
Pebblebrook Hotel Trust (b)	1,234	41,598
Pennsylvania Real Estate Investment Trust (SBI) (b)	1,260	11,277
Physicians Realty Trust	2,354	39,029
Piedmont Office Realty Trust, Inc. Class A	2,523	45,464
Potlatch Corp.	699	25,339
Preferred Apartment Communities, Inc. Class A	478	8,054
PS Business Parks, Inc.	339	44,273
QTS Realty Trust, Inc. Class A	830	31,806
Ramco-Gershenson Properties Trust (SBI)	1,403	18,632
Rayonier, Inc.	2,120	64,024
Regency Centers Corp.	1,799	113,985
Retail Opportunity Investments Corp.	1,876	32,999
Retail Properties America, Inc.	4,119	50,540
Rexford Industrial Realty, Inc.	1,147	36,325
RLJ Lodging Trust	2,111	41,038
Ryman Hospitality Properties, Inc.	883	68,512
Sabra Health Care REIT, Inc.	1,137	24,616
Safety Income and Growth, Inc.	154	2,769
Saul Centers, Inc.	211	10,077
Select Income REIT	1,091	20,631
Senior Housing Properties Trust (SBI)	4,121	66,224
Seritage Growth Properties (b)	419	15,930
Spirit MTA REIT	859	9,200
Spirit Realty Capital, Inc.	8,379	65,524
Stag Industrial, Inc.	1,309	34,636
Store Capital Corp.	2,683	77,887
Summit Hotel Properties, Inc.	1,479	17,038
Sun Communities, Inc.	1,144	114,938
Sunstone Hotel Investors, Inc.	3,748	54,234
Tanger Factory Outlet Centers, Inc.	1,655	36,840
Taubman Centers, Inc.	1,048	57,650
Terreno Realty Corp.	813	30,431
The GEO Group, Inc.	1,918	42,407
The Macerich Co.	2,086	107,679
TIER REIT, Inc.	822	17,813
UDR, Inc.	4,612	180,744
UMH Properties, Inc.	504	7,222
Uniti Group, Inc.	2,429	46,491
Universal Health Realty Income Trust (SBI)	218	13,974
Urban Edge Properties	1,549	31,739
Urstadt Biddle Properties, Inc. Class A	531	10,572
VEREIT, Inc.	16,839	123,430
Washington Prime Group, Inc.	3,106	19,878
Washington REIT (SBI)	1,272	35,451
Weingarten Realty Investors (SBI)	2,012	56,577
Whitestone REIT Class B	553	7,443
WP Carey, Inc.	1,828	120,666
Xenia Hotels & Resorts, Inc.	1,820	37,401
		6,331,874
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)(b)	224	5,652
Colony NorthStar Credit Real Estate, Inc.	1,447	30,879
Forestar Group, Inc. (a)	472	8,496
HFF, Inc.	601	22,087
Howard Hughes Corp. (a)	619	69,031
Jones Lang LaSalle, Inc.	782	103,427
Kennedy-Wilson Holdings, Inc.	1,577	29,931
Marcus & Millichap, Inc. (a)	239	8,298
Newmark Group, Inc.	1,990	19,383
RE/MAX Holdings, Inc.	319	11,927
Realogy Holdings Corp. (b)	2,477	47,236
Retail Value, Inc. (a)	267	7,479
Tejon Ranch Co. (a)	282	5,358
The St. Joe Co. (a)	1,294	19,656
		388,840

TOTAL REAL ESTATE		6,720,714

UTILITIES - 4.7%
Electric Utilities - 1.7%
Allete, Inc.	856	63,344
Alliant Energy Corp.	3,983	171,189
El Paso Electric Co.	690	39,365
Evergy, Inc.	2,439	136,560
Hawaiian Electric Industries, Inc.	1,866	69,602
IDACORP, Inc.	869	81,043
MGE Energy, Inc.	605	37,800
OGE Energy Corp.	3,440	124,356
Otter Tail Corp.	675	30,422
Pinnacle West Capital Corp.	1,927	158,496
PNM Resources, Inc.	1,380	53,006
Portland General Electric Co.	1,537	69,288
Spark Energy, Inc. Class A,	202	1,507
Vistra Energy Corp. (a)	4,876	110,344
		1,146,322
Gas Utilities - 1.1%
Atmos Energy Corp.	1,790	166,613
Chesapeake Utilities Corp.	280	22,246
National Fuel Gas Co.	1,466	79,589
New Jersey Resources Corp.	1,488	67,109
Northwest Natural Holding Co.	496	32,136
ONE Gas, Inc.	900	71,019
South Jersey Industries, Inc. (b)	1,372	40,529
Southwest Gas Holdings, Inc.	820	63,361
Spire, Inc.	787	57,120
UGI Corp.	2,975	157,854
		757,576
Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc.	5,447	197,127
NRG Yield, Inc.:
Class A	677	13,147
Class C	985	19,316
Ormat Technologies, Inc.	611	31,265
Pattern Energy Group, Inc. (b)	1,148	20,572
Terraform Power, Inc.	1,265	14,257
The AES Corp.	11,382	165,950
		461,634
Multi-Utilities - 0.9%
Avangrid, Inc.	952	44,754
Avista Corp.	1,099	56,511
Black Hills Corp.	925	55,038
MDU Resources Group, Inc.	3,372	84,165
NiSource, Inc.	5,577	141,433
NorthWestern Energy Corp.	826	48,536
SCANA Corp.	2,465	98,723
Unitil Corp.	255	12,115
Vectren Corp.	1,408	100,714
		641,989
Water Utilities - 0.3%
American States Water Co.	635	38,875
Aqua America, Inc.	3,055	99,379
AquaVenture Holdings Ltd. (a)	98	1,642
Cadiz, Inc. (a)	414	4,604
California Water Service Group	836	35,112
Connecticut Water Service, Inc.	187	12,925
Middlesex Water Co.	294	13,230
Select Energy Services, Inc. Class A (a)	297	2,839
SJW Corp.	269	16,336
		224,942

TOTAL UTILITIES		3,232,463

TOTAL COMMON STOCKS
(Cost $72,679,977)		68,388,590

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 2.23% (c)	1,671,301	1,671,636
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	2,145,820	2,146,035
TOTAL MONEY MARKET FUNDS
(Cost $3,817,671)		3,817,671
TOTAL INVESTMENT IN SECURITIES - 105.3%
(Cost $76,497,648)		72,206,261
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(3,616,911)
NET ASSETS - 100%		$68,589,350

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	3	Dec. 2018	$226,785	$3,300	$3,300

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,628
Fidelity Securities Lending Cash Central Fund	686
Total	$5,314

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,527,695	$2,527,695	$--	$--
Consumer Discretionary	9,361,291	9,361,291	--	--
Consumer Staples	2,248,758	2,248,758	--	--
Energy	2,778,899	2,778,899	--	--
Financials	10,285,313	10,285,313	--	--
Health Care	7,764,988	7,764,988	--	--
Industrials	10,224,395	10,224,395	--	--
Information Technology	9,748,001	9,748,001	--	--
Materials	3,496,073	3,496,073	--	--
Real Estate	6,720,714	6,720,714	--	--
Utilities	3,232,463	3,232,463	--	--
Money Market Funds	3,817,671	3,817,671	--	--
Total Investments in Securities:	$72,206,261	$72,206,261	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$3,300	$3,300	$--	$--
Total Assets	$3,300	$3,300	$--	$--
Total Derivative Instruments:	$3,300	$3,300	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,300	$0
Total Equity Risk	3,300	0
Total Value of Derivatives	$3,300	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $2,090,266) — See accompanying schedule: Unaffiliated issuers (cost $72,679,977)	$68,388,590
Fidelity Central Funds (cost $3,817,671)	3,817,671
Total Investment in Securities (cost $76,497,648)		$72,206,261
Segregated cash with brokers for derivative instruments		7,100
Foreign currency held at value (cost $87)		87
Receivable for investments sold		119,597
Receivable for fund shares sold		1,905,521
Dividends receivable		28,480
Distributions receivable from Fidelity Central Funds		3,331
Total assets		74,270,377
Liabilities
Payable to custodian bank	$112,760
Payable for investments purchased	3,405,853
Payable for fund shares redeemed	16,342
Payable for daily variation margin on futures contracts	37
Collateral on securities loaned	2,146,035
Total liabilities		5,681,027
Net Assets		$68,589,350
Net Assets consist of:
Paid in capital		$72,824,145
Total distributable earnings (loss)		(4,234,795)
Net Assets, for 7,633,382 shares outstanding		$68,589,350
Net Asset Value, offering price and redemption price per share ($68,589,350 ÷ 7,633,382 shares)		$8.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period September 13, 2018 (commencement of operations) to October 31, 2018
Investment Income
Dividends		$61,045
Income from Fidelity Central Funds		5,314
Total income		66,359
Expenses
Independent trustees' fees and expenses	$5
Total expenses		5
Net investment income (loss)		66,354
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,025)
Foreign currency transactions	7
Futures contracts	(10,642)
Total net realized gain (loss)		(11,660)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,291,387)
Assets and liabilities in foreign currencies	1
Futures contracts	3,300
Total change in net unrealized appreciation (depreciation)		(4,288,086)
Net gain (loss)		(4,299,746)
Net increase (decrease) in net assets resulting from operations		$(4,233,392)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period September 13, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,354
Net realized gain (loss)	(11,660)
Change in net unrealized appreciation (depreciation)	(4,288,086)
Net increase (decrease) in net assets resulting from operations	(4,233,392)
Share transactions
Proceeds from sales of shares	75,495,917
Cost of shares redeemed	(2,673,175)
Net increase (decrease) in net assets resulting from share transactions	72,822,742
Total increase (decrease) in net assets	68,589,350
Net Assets
Beginning of period	–
End of period	$68,589,350
Other Information
Shares
Sold	7,909,281
Redeemed	(275,899)
Net increase (decrease)	7,633,382

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Extended Market Index Fund

Year ended October 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(1.03)
Total from investment operations	(1.01)
Net asset value, end of period	$8.99
Total ReturnC	(10.10)%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G
Expenses net of fee waivers, if anyF	- %G
Expenses net of all reductionsF	- %G
Net investment income (loss)	1.31%G
Supplemental Data
Net assets, end of period (000 omitted)	$68,589
Portfolio turnover rateH	0%I,J

 A For the period September 13, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

 J Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.2
Novartis AG (Switzerland, Pharmaceuticals)	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	0.9
Toyota Motor Corp. (Japan, Automobiles)	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	0.8
Total SA (France, Oil, Gas & Consumable Fuels)	0.7
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
8.8

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	22.8
Industrials	11.5
Consumer Discretionary	10.4
Consumer Staples	9.1
Health Care	8.1
Information Technology	8.1
Materials	7.6
Communication Services	7.1
Energy	7.0
Real Estate	2.6

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
Japan	19.0%
United Kingdom	10.2%
Canada	6.7%
France	6.0%
Switzerland	5.5%
Germany	5.4%
Australia	4.4%
Korea (South)	3.7%
Cayman Islands	3.4%
Other*	35.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of October 31, 2018
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Fidelity ZERO℠ International Index Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 4.4%
AGL Energy Ltd.	12,708	$161,985
ALS Ltd.	10,132	58,548
Alumina Ltd.	44,695	80,709
Amcor Ltd.	21,574	203,192
AMP Ltd.	56,242	98,375
Ansell Ltd.	3,136	51,477
APA Group unit	20,832	141,621
Aristocrat Leisure Ltd.	11,186	209,916
Atlas Arteria Ltd. unit	11,539	55,810
Australia & New Zealand Banking Group Ltd.	54,485	1,000,472
Bank of Queensland Ltd.	8,529	58,284
Bendigo & Adelaide Bank Ltd.	9,630	69,763
BHP Billiton Ltd.	59,486	1,372,559
BlueScope Steel Ltd.	10,799	109,892
Boral Ltd.	22,650	89,982
Brambles Ltd.	29,640	222,909
Caltex Australia Ltd.	5,004	100,142
Carsales.com Ltd.	5,095	44,018
Challenger Ltd.	10,932	79,428
Cimic Group Ltd.	1,555	52,074
Coca-Cola Amatil Ltd.	10,272	72,087
Cochlear Ltd.	1,081	135,939
Commonwealth Bank of Australia	31,927	1,565,228
Computershare Ltd.	9,382	131,349
Crown Ltd.	6,143	54,421
CSL Ltd.	8,540	1,136,949
DEXUS Property Group unit	18,218	131,591
Dominos Pizza Enterprises Ltd.	1,263	48,306
Downer EDI Ltd.	7,446	36,488
Evolution Mining Ltd.	26,934	56,838
Flight Centre Travel Group Ltd.	809	26,582
Fortescue Metals Group Ltd.	32,927	93,269
Goodman Group unit	29,570	217,357
Healthscope Ltd.	33,348	49,828
Iluka Resources Ltd.	8,973	51,215
Incitec Pivot Ltd.	31,655	87,424
Insurance Australia Group Ltd.	43,268	209,273
IOOF Holdings Ltd.	5,254	25,337
JB Hi-Fi Ltd.	2,123	34,578
Lendlease Group unit	10,901	135,864
Link Administration Holdings Ltd.	5,677	30,151
Macquarie Group Ltd.	6,326	525,028
Medibank Private Ltd.	53,004	104,722
Metcash Ltd.	14,796	28,814
Mineral Resources Ltd.	2,600	26,237
Mirvac Group unit	72,278	111,069
National Australia Bank Ltd.	49,105	879,447
Newcrest Mining Ltd.	14,232	207,716
NIB Holdings Ltd.	8,402	32,962
Northern Star Resources Ltd.	11,958	74,350
Orica Ltd.	6,169	74,965
Origin Energy Ltd. (a)	33,089	170,819
Orora Ltd.	23,878	56,815
Qantas Airways Ltd.	38,199	147,967
QBE Insurance Group Ltd.	25,757	206,475
Qube Holdings Ltd.	19,070	33,086
Ramsay Health Care Ltd.	2,469	98,296
realestate.com.au Ltd.	912	46,255
Rio Tinto Ltd.	7,846	424,489
Santos Ltd.	35,078	164,941
Scentre Group unit	98,245	276,897
SEEK Ltd.	6,705	84,802
Sonic Healthcare Ltd.	8,011	127,926
South32 Ltd.	100,096	256,596
SP AusNet	32,272	39,079
Spark Infrastructure Group unit	34,572	56,309
Stockland Corp. Ltd. unit	45,831	117,163
Suncorp Group Ltd.	23,951	237,622
Sydney Airport unit	42,821	195,285
Tabcorp Holdings Ltd.	12,853	42,051
Telstra Corp. Ltd.	231,296	504,480
The GPT Group unit	33,651	122,963
The Star Entertainment Group Ltd.	16,355	54,898
Transurban Group unit	37,385	300,217
Treasury Wine Estates Ltd.	14,146	151,464
Vicinity Centres unit	61,876	116,116
Wesfarmers Ltd.	20,789	686,327
Westpac Banking Corp.	62,183	1,181,211
Whitehaven Coal Ltd.	14,072	48,331
Woodside Petroleum Ltd.	13,383	330,279
Woolworths Group Ltd.	23,418	471,468
WorleyParsons Ltd.	6,529	67,457

TOTAL AUSTRALIA		17,474,624

Austria - 0.2%
ams AG	1,189	46,254
Andritz AG	1,349	69,919
BAWAG Group AG	617	26,654
BUWOG AG	1,060	36,018
CA Immobilien Anlagen AG	1,569	51,075
Erste Group Bank AG	5,732	233,725
IMMOFINANZ Immobilien Anlagen AG	1,321	31,511
Lenzing AG	84	7,626
Oesterreichische Post AG	715	29,057
OMV AG	2,660	148,021
Osterreichische Elektrizitatswirtschafts AG	2,407	97,056
Raiffeisen International Bank-Holding AG	2,264	61,800
UNIQA Insurance Group AG	1,141	10,662
Voestalpine AG	2,126	75,588
Wienerberger AG	2,066	47,550

TOTAL AUSTRIA		972,516

Bailiwick of Jersey - 0.8%
Experian PLC	17,718	407,500
Ferguson PLC	4,518	305,088
Glencore Xstrata PLC	225,979	920,987
Polymetal International PLC	4,026	37,268
Randgold Resources Ltd.	1,777	139,768
Shire PLC	16,847	1,016,732
WPP PLC	24,964	282,486

TOTAL BAILIWICK OF JERSEY		3,109,829

Belgium - 0.8%
Ackermans & Van Haaren SA	373	58,767
Ageas	3,785	189,532
Anheuser-Busch InBev SA NV	16,185	1,197,065
Bpost SA	1,601	24,317
Cofinimmo SA	416	49,804
Colruyt NV	1,195	69,462
Galapagos Genomics NV (a)	874	89,793
Groupe Bruxelles Lambert SA	1,460	135,899
KBC Ancora	638	29,512
KBC Groep NV	6,370	439,392
Proximus	2,784	71,107
Sofina SA	289	55,320
Solvay SA Class A	1,421	161,996
Telenet Group Holding NV	983	47,742
UCB SA	2,577	216,519
Umicore SA	3,638	171,375

TOTAL BELGIUM		3,007,602

Bermuda - 0.5%
Beijing Enterprises Water Group Ltd.	94,000	47,827
Brilliance China Automotive Holdings Ltd.	56,000	48,845
Cheung Kong Infrastructure Holdings Ltd.	14,000	102,296
China Gas Holdings Ltd.	44,000	139,149
China Resource Gas Group Ltd.	16,000	61,209
Credicorp Ltd. (United States)	1,243	280,558
Dairy Farm International Holdings Ltd.	5,800	52,374
GasLog Ltd.	871	17,821
Golar LNG Ltd.	1,980	53,024
Haier Electronics Group Co. Ltd.	24,000	50,130
Hiscox Ltd.	5,787	120,422
Hongkong Land Holdings Ltd.	21,396	126,664
Jardine Matheson Holdings Ltd.	5,106	294,667
Jardine Strategic Holdings Ltd.	3,400	113,900
Kerry Properties Ltd.	8,500	26,718
Kingston Financial Group Ltd.	32,000	7,386
Kunlun Energy Co. Ltd.	56,000	63,556
Landing International Development Ltd. (a)	6,000	1,247
Li & Fung Ltd.	112,000	22,137
Nine Dragons Paper (Holdings) Ltd.	33,000	31,477
NWS Holdings Ltd.	30,000	59,373
Shangri-La Asia Ltd.	26,000	35,476
Vtech Holdings Ltd.	3,400	39,888
Yue Yuen Industrial (Holdings) Ltd.	12,000	32,823

TOTAL BERMUDA		1,828,967

Brazil - 1.0%
Ambev SA	82,100	360,477
Banco Bradesco SA	24,900	202,398
Banco do Brasil SA	21,200	243,531
BB Seguridade Participacoes SA	12,800	91,077
BM&F BOVESPA SA	33,900	241,759
BR Malls Participacoes SA	10,300	35,150
Brasil Foods SA (a)	9,900	58,259
CCR SA	16,700	49,227
Centrais Eletricas Brasileiras SA (Electrobras) (a)	8,300	52,412
Cielo SA	21,200	75,195
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	6,600	49,569
Companhia Siderurgica Nacional SA (CSN)	10,300	26,487
Cosan SA Industria e Comercio	3,200	27,731
CVC Brasil Operadora e Agencia de Viagens SA	2,400	36,501
Drogasil SA	3,600	60,769
Embraer SA	10,900	61,302
ENGIE Brasil Energia SA	2,900	31,014
Equatorial Energia SA	3,800	69,424
Estacio Participacoes SA	5,700	35,427
Fibria Celulose SA	4,100	79,158
Hypermarcas SA	6,400	51,214
IRB Brasil Resseguros SA	2,400	46,730
JBS SA	16,300	44,895
Klabin SA unit	13,300	66,723
Kroton Educacional SA	27,000	82,854
Localiza Rent A Car SA	9,300	71,846
Lojas Renner SA	13,500	136,397
M. Dias Branco SA	2,500	29,874
Multiplan Empreendimentos Imobiliarios SA	8,100	50,060
Natura Cosmeticos SA	3,500	30,650
Petrobras Distribuidora SA	4,900	31,574
Petroleo Brasileiro SA - Petrobras (ON)	50,500	411,436
Qualicorp SA	2,200	8,513
Rumo SA (a)	20,300	90,822
Sul America SA unit	3,900	25,990
Suzano Papel e Celulose SA	7,600	77,297
Terna Participacoes SA unit	6,000	35,889
TIM Participacoes SA	14,300	44,535
Ultrapar Participacoes SA	8,200	97,501
Vale SA	21,900	333,723
Weg SA	18,900	91,415

TOTAL BRAZIL		3,746,805

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	2,097	55,864
Canada - 6.5%
Agnico Eagle Mines Ltd. (Canada)	4,307	152,133
Air Canada (a)	5,704	108,235
Algonquin Power & Utilities Corp.	7,704	76,897
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	7,821	373,509
AltaGas Ltd.	3,602	45,283
ARC Resources Ltd.	7,232	67,351
ATCO Ltd. Class I (non-vtg.)	1,696	49,445
B2Gold Corp. (a)	17,674	43,633
Bank of Montreal	11,787	881,305
Bank of Nova Scotia	22,261	1,194,682
Barrick Gold Corp.	21,955	275,011
Bausch Health Cos., Inc. (Canada) (a)	5,761	131,812
BCE, Inc.	16,216	627,601
BlackBerry Ltd. (a)	9,520	87,864
Bombardier, Inc. Class B (sub. vtg.) (a)	37,270	90,312
Brookfield Asset Management, Inc. Class A	16,169	659,804
CAE, Inc.	4,894	86,322
Cameco Corp.	7,604	81,444
Canadian Imperial Bank of Commerce	7,098	612,937
Canadian National Railway Co.	14,250	1,218,197
Canadian Natural Resources Ltd.	20,584	564,772
Canadian Pacific Railway Ltd.	2,731	560,058
Canadian Tire Ltd. Class A (non-vtg.)	1,304	146,739
Canadian Utilities Ltd. Class A (non-vtg.)	2,552	60,541
Canadian Western Bank, Edmonton	2,016	46,891
CCL Industries, Inc. Class B	2,716	114,256
Cenovus Energy, Inc. (Canada)	15,731	133,118
CGI Group, Inc. Class A (sub. vtg.) (a)	5,105	315,269
CI Financial Corp.	5,729	84,731
Constellation Software, Inc.	369	253,954
Crescent Point Energy Corp.	10,819	51,118
Dollarama, Inc.	6,076	168,048
Element Financial Corp.	7,859	46,266
Emera, Inc.	3,896	120,214
Empire Co. Ltd. Class A (non-vtg.)	3,551	64,603
Enbridge Income Fund Holdings, Inc.	1,838	42,542
Enbridge, Inc.	16,602	517,311
Encana Corp.	18,934	193,302
Enerplus Corp.	4,144	38,561
Fairfax Financial Holdings Ltd. (sub. vtg.)	459	223,041
Finning International, Inc.	3,568	74,100
First Capital Realty, Inc.	2,286	34,105
First Quantum Minerals Ltd.	13,131	131,066
Fortis, Inc.	7,462	246,570
Franco-Nevada Corp.	3,368	210,351
George Weston Ltd.	814	59,205
Gildan Activewear, Inc.	4,352	130,086
Goldcorp, Inc.	16,260	146,858
Great-West Lifeco, Inc.	5,261	120,730
H&R (REIT) unit	5,737	86,766
Husky Energy, Inc.	5,822	82,303
Hydro One Ltd. (b)	2,805	40,803
IAMGOLD Corp. (a)	8,970	30,798
IGM Financial, Inc.	1,417	34,799
Imperial Oil Ltd.	4,841	151,211
Industrial Alliance Insurance and Financial Services, Inc.	2,203	77,882
Intact Financial Corp.	2,587	204,394
Inter Pipeline Ltd.	6,976	113,136
Keyera Corp.	3,907	97,345
Kinross Gold Corp. (a)	24,917	64,732
Kirkland Lake Gold Ltd.	3,276	64,278
Linamar Corp.	736	30,475
Loblaw Companies Ltd.	4,005	200,303
Lundin Mining Corp.	13,508	55,512
Magna International, Inc. Class A (sub. vtg.)	6,925	340,924
Manulife Financial Corp.	36,975	582,241
Maxar Technologies Ltd.	413	6,174
Methanex Corp.	1,846	119,542
Metro, Inc. Class A (sub. vtg.)	4,550	142,778
National Bank of Canada	6,173	280,222
Nfi Group, Inc.	1,063	35,860
Nutrien Ltd.	12,028	636,736
Onex Corp. (sub. vtg.)	1,706	112,161
Open Text Corp.	4,934	166,559
Pan American Silver Corp.	2,557	37,537
Parex Resources, Inc. (a)	3,225	46,962
Parkland Fuel Corp.	1,941	65,184
Pembina Pipeline Corp.	7,273	235,242
Power Corp. of Canada (sub. vtg.)	6,990	144,319
Power Financial Corp.	4,630	99,708
PrairieSky Royalty Ltd.	4,294	65,236
Quebecor, Inc. Class B (sub. vtg.)	3,640	71,393
Restaurant Brands International, Inc.	4,425	242,418
RioCan (REIT)	6,890	125,611
Ritchie Brothers Auctioneers, Inc.	2,239	75,311
Rogers Communications, Inc. Class B (non-vtg.)	6,680	343,984
Royal Bank of Canada	27,278	1,987,547
Saputo, Inc.	4,098	124,859
Seven Generations Energy Ltd. (a)	5,226	56,013
Shaw Communications, Inc. Class B	8,134	151,441
Shopify, Inc. Class A (a)	1,245	171,999
SNC-Lavalin Group, Inc.	2,858	102,037
Stantec, Inc.	2,367	61,600
Sun Life Financial, Inc.	11,410	417,848
Suncor Energy, Inc.	31,068	1,042,169
Teck Resources Ltd. Class B (sub. vtg.)	8,796	181,806
TELUS Corp.	11,187	383,083
The Stars Group, Inc. (a)	2,582	53,701
The Toronto-Dominion Bank	34,066	1,889,810
Thomson Reuters Corp.	5,445	253,420
Toromont Industries Ltd.	1,606	75,612
Tourmaline Oil Corp.	5,182	75,578
TransCanada Corp.	16,002	603,395
Turquoise Hill Resources Ltd. (a)	15,851	26,730
Vermilion Energy, Inc.	2,647	70,194
Waste Connection, Inc. (Canada)	4,903	374,825
West Fraser Timber Co. Ltd.	1,437	72,197
Wheaton Precious Metals Corp.	8,617	141,648
Whitecap Resources, Inc.	7,290	35,662
WSP Global, Inc.	1,329	66,347
Yamana Gold, Inc.	15,279	34,703

TOTAL CANADA		25,527,246

Cayman Islands - 3.4%
3SBio, Inc. (b)	17,000	24,670
58.com, Inc. ADR (a)	1,706	111,897
AAC Technology Holdings, Inc.	14,500	110,450
Agile Property Holdings Ltd.	26,000	29,641
Airtac International Group	2,000	17,215
Alibaba Group Holding Ltd. sponsored ADR (a)	20,313	2,890,134
Anta Sports Products Ltd.	16,000	65,698
ASM Pacific Technology Ltd.	4,100	35,396
Autohome, Inc. ADR Class A	1,012	73,249
Baidu.com, Inc. sponsored ADR (a)	5,035	956,952
BeiGene Ltd. ADR (a)	801	100,878
BizLink Holding, Inc.	1,000	5,329
Chailease Holding Co. Ltd.	23,000	65,522
Cheung Kong Property Holdings Ltd.	52,500	340,763
China Conch Venture Holdings Ltd.	34,000	95,384
China Literature Ltd. (a)(b)	4,400	23,762
China Medical System Holdings Ltd.	24,000	28,554
China Mengniu Dairy Co. Ltd.	51,000	150,230
China Resources Land Ltd.	52,000	176,385
China State Construction International Holdings Ltd.	24,000	17,108
CIFI Holdings Group Co. Ltd.	74,000	30,951
CK Hutchison Holdings Ltd.	50,500	508,416
Country Garden Holdings Co. Ltd.	149,000	159,413
Country Garden Services Holdings Co. Ltd. (a)	10,000	12,905
Ctrip.com International Ltd. ADR (a)	7,102	236,355
ENN Energy Holdings Ltd.	14,400	122,388
Evergrande Real Estate Group Ltd.	68,000	162,154
FIH Mobile Ltd. (a)	11,000	1,024
Fullshare Holdings Ltd.	132,500	51,534
GCL-Poly Energy Holdings Ltd. (a)	152,000	9,013
Geely Automobile Holdings Ltd.	96,000	183,628
General Interface Solution Holding Ltd.	2,000	6,621
Gourmet Master Co. Ltd.	1,000	6,056
Haitian International Holdings Ltd.	12,000	23,413
Hengan International Group Co. Ltd.	14,500	114,825
Himax Technologies, Inc. sponsored ADR	3,058	16,238
Huazhu Group Ltd. ADR	2,387	62,444
JD.com, Inc. sponsored ADR (a)	18,179	427,570
Kingboard Chemical Holdings Ltd.	11,500	30,796
Kingsoft Corp. Ltd.	7,000	9,908
KWG Property Holding Ltd.	21,500	16,423
Longfor Properties Co. Ltd.	23,500	57,057
Meitu, Inc. (a)(b)	33,500	17,472
Melco Crown Entertainment Ltd. sponsored ADR	3,559	59,186
MGM China Holdings Ltd.	12,800	18,085
Minth Group Ltd.	10,000	32,390
NetEase, Inc. ADR	1,383	287,457
New Oriental Education & Technology Group, Inc. sponsored ADR	2,442	142,881
PagSeguro Digital Ltd. (a)(c)	1,818	49,068
Parade Technologies Ltd.	1,000	13,243
Phoenix Group Holdings	8,837	68,055
Sands China Ltd.	46,400	182,832
Semiconductor Manufacturing International Corp. (a)	76,000	62,779
Shenzhou International Group Holdings Ltd.	10,000	110,432
Shimao Property Holdings Ltd.	23,000	44,991
Silergy Corp.	1,000	12,726
Silicon Motion Technology Corp. sponsored ADR	854	32,102
SINA Corp. (a)	1,241	78,568
Sino Biopharmaceutical Ltd.	130,000	116,540
Sunac China Holdings Ltd.	35,000	95,066
Sunny Optical Technology Group Co. Ltd.	12,800	110,993
TAL Education Group ADR (a)	5,018	145,422
Tencent Holdings Ltd.	100,300	3,436,204
Tingyi (Cayman Islands) Holding Corp.	36,000	53,252
TPK Holding Co. Ltd.	1,000	1,550
Vipshop Holdings Ltd. ADR (a)	5,040	24,494
Want Want China Holdings Ltd.	122,000	87,121
Weibo Corp. sponsored ADR (a)	875	51,634
WH Group Ltd. (b)	132,000	92,411
Wharf Real Estate Investment Co. Ltd.	22,000	136,203
Wynn Macau Ltd.	28,800	59,422
Xinyi Glass Holdings Ltd.	50,000	49,477
YY, Inc. ADR (a)	575	36,743
Zall Smart Commerce Ltd.	60,000	42,846
Zhen Ding Technology Holding Ltd.	5,000	11,418
ZTO Express (Cayman), Inc. sponsored ADR	5,358	86,907

TOTAL CAYMAN ISLANDS		13,418,319

Chile - 0.3%
Aguas Andinas SA	45,451	23,770
Banco de Chile	384,125	53,534
Banco de Credito e Inversiones	1,062	66,581
Banco de Credito e Inversiones rights 11/29/18 (a)	63	193
Banco Santander Chile	1,161,077	85,746
Cencosud SA	23,589	48,466
Colbun SA	100,656	19,162
Compania Cervecerias Unidas SA	3,238	40,382
Compania de Petroleos de Chile SA (COPEC)	9,236	129,782
CorpBanca SA	3,681,877	34,121
E-CL SA	4,019	6,618
Empresa Nacional de Telecomunicaciones SA (ENTEL)	3,736	27,107
Empresas CMPC SA	21,149	72,806
Enel Chile SA	342,404	29,763
Enersis SA	565,405	88,466
LATAM Airlines Group SA	7,748	70,689
Parque Arauco SA	8,599	19,521
S.A.C.I. Falabella	20,381	153,881
S.A.C.I. Falabella rights 11/17/18 (a)	631	63
Sociedad Matriz Banco de Chile Class B	107,185	47,203

TOTAL CHILE		1,017,854

China - 2.1%
Agricultural Bank of China Ltd. (H Shares)	470,000	206,173
Air China Ltd. (H Shares)	34,000	27,358
Aluminum Corp. of China Ltd. (H Shares) (a)	46,000	16,659
Anhui Conch Cement Co. Ltd. (H Shares)	22,500	116,202
Bank Communications Co. Ltd. (H Shares)	414,000	310,423
Bank of China Ltd. (H Shares)	1,382,000	588,614
Beijing Capital International Airport Co. Ltd. (H Shares)	24,000	25,983
BYD Co. Ltd. (H Shares)	13,000	83,626
CGN Power Co. Ltd. (H Shares) (b)	192,000	44,071
China Cinda Asset Management Co. Ltd. (H Shares)	107,000	26,198
China CITIC Bank Corp. Ltd. (H Shares)	225,000	139,155
China Communications Construction Co. Ltd. (H Shares)	84,000	76,802
China Construction Bank Corp. (H Shares)	1,727,000	1,370,456
China Galaxy Securities Co. Ltd. (H Shares)	64,500	32,406
China Huarong Asset Management Co. Ltd. (b)	155,000	28,067
China Life Insurance Co. Ltd. (H Shares)	137,000	274,520
China Longyuan Power Grid Corp. Ltd. (H Shares)	61,000	46,361
China Merchants Bank Co. Ltd. (H Shares)	69,500	267,650
China Minsheng Banking Corp. Ltd. (H Shares)	133,000	98,029
China Molybdenum Co. Ltd. (H Shares)	66,000	24,491
China National Building Materials Co. Ltd. (H Shares)	48,000	34,277
China Oilfield Services Ltd. (H Shares)	36,000	33,742
China Pacific Insurance (Group) Co. Ltd. (H Shares)	52,000	193,625
China Petroleum & Chemical Corp. (H Shares)	472,000	384,480
China Railway Construction Corp. Ltd. (H Shares)	36,500	46,172
China Railway Group Ltd. (H Shares)	72,000	64,270
China Shenhua Energy Co. Ltd. (H Shares)	63,000	142,679
China Southern Airlines Ltd. (H Shares)	48,000	25,953
China Telecom Corp. Ltd. (H Shares)	258,000	121,730
China Vanke Co. Ltd. (H Shares)	25,400	78,222
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	26,000	14,323
CITIC Securities Co. Ltd. (H Shares)	40,000	70,391
CRRC Corp. Ltd. (H Shares)	75,000	65,800
Dongfeng Motor Group Co. Ltd. (H Shares)	56,000	55,129
Fuyao Glass Industries Group Co. Ltd.	7,200	21,255
GF Securities Co. Ltd. (H Shares)	30,400	39,309
Great Wall Motor Co. Ltd. (H Shares)	47,500	28,105
Guangzhou Automobile Group Co. Ltd. (H Shares)	56,000	56,629
Guangzhou R&F Properties Co. Ltd. (H Shares)	21,200	33,252
Haitong Securities Co. Ltd. (H Shares)	62,400	62,782
Huaneng Power International, Inc. (H Shares)	84,000	46,810
Huatai Securities Co. Ltd. (H Shares) (b)	31,800	51,094
Industrial & Commercial Bank of China Ltd. (H Shares)	1,450,000	983,786
New China Life Insurance Co. Ltd. (H Shares)	15,000	70,104
People's Insurance Co. of China Group (H Shares)	131,000	53,456
PetroChina Co. Ltd. (H Shares)	390,000	280,419
PICC Property & Casualty Co. Ltd. (H Shares)	128,000	124,051
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	94,000	885,226
Postal Savings Bank of China Co. Ltd.	55,000	32,823
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	7,500	22,475
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	48,000	21,056
Sinopharm Group Co. Ltd. (H Shares)	22,400	107,973
TravelSky Technology Ltd. (H Shares)	16,000	38,766
Weichai Power Co. Ltd. (H Shares)	33,000	32,613
Yanzhou Coal Mining Co. Ltd. (H Shares)	30,000	28,348
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	10,600	56,636
Zijin Mng Group Co. Ltd. (H Shares)	110,000	40,819
ZTE Corp. (H Shares)	12,400	18,912

TOTAL CHINA		8,270,736

Colombia - 0.0%
Almacenes Exito SA	1,600	6,908
Bancolombia SA	4,232	39,803
Grupo de Inversiones Suramerica SA	5,128	50,014
Interconexion Electrica SA ESP	6,930	25,744
Inversiones Argos SA	6,677	31,109

TOTAL COLOMBIA		153,578

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	3,039	72,320
Komercni Banka A/S	1,435	54,514
MONETA Money Bank A/S (b)	5,710	18,949

TOTAL CZECH REPUBLIC		145,783

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	53	63,083
Series B	129	162,825
Ambu A/S Series B	3,168	66,035
Carlsberg A/S Series B	1,993	219,848
Christian Hansen Holding A/S	1,829	184,874
Coloplast A/S Series B	2,026	189,162
Danske Bank A/S	14,510	278,331
DONG Energy A/S (b)	3,876	246,262
DSV de Sammensluttede Vognmaend A/S	3,534	284,141
Genmab A/S (a)	1,160	158,919
GN Store Nord A/S	3,100	131,636
H Lundbeck A/S	953	44,504
ISS Holdings A/S	3,588	117,986
Jyske Bank A/S (Reg.)	1,504	61,490
Novo Nordisk A/S Series B	34,665	1,497,062
Novozymes A/S Series B	4,300	212,490
Pandora A/S	2,203	137,828
Sydbank A/S	1,417	32,763
Tryg A/S	1,756	42,441
Vestas Wind Systems A/S	4,193	262,966
William Demant Holding A/S (a)	1,992	65,564

TOTAL DENMARK		4,460,210

Egypt - 0.0%
Commercial International Bank SAE	22,873	101,473
EFG-Hermes Holding SAE (a)	1,804	1,399
Global Telecom Holding (a)	9,485	1,461
Talaat Moustafa Group Holding	3,691	1,874

TOTAL EGYPT		106,207

Finland - 0.9%
Amer Group PLC (A Shares)	2,380	88,500
Elisa Corp. (A Shares)	2,892	115,138
Fortum Corp.	8,203	172,769
Huhtamaki Oyj	1,631	45,796
KCI Konecranes Oyj	1,496	53,646
Kesko Oyj	1,248	72,967
Kone Oyj (B Shares)	7,113	346,592
Metso Corp.	2,535	80,137
Neste Oyj	2,382	196,304
Nokia Corp.	109,095	616,232
Nokian Tyres PLC	2,198	69,907
Nordea Bank ABP (a)	59,611	518,453
Orion Oyj (B Shares)	1,699	58,501
Outokumpu Oyj (A Shares)	5,536	23,263
Sampo Oyj (A Shares)	9,047	416,646
Stora Enso Oyj (R Shares)	10,722	161,580
TietoEnator Oyj	1,059	34,137
UPM-Kymmene Corp.	9,831	316,348
Valmet Corp.	2,689	61,279
Wartsila Corp.	8,584	146,375

TOTAL FINLAND		3,594,570

France - 6.0%
Accor SA	3,998	183,035
Aeroports de Paris	598	125,237
Air Liquide SA	7,875	954,399
Alstom SA	2,865	125,421
Arkema SA	1,392	146,281
Atos Origin SA	1,739	149,262
AXA SA	35,647	892,126
BNP Paribas SA	20,726	1,082,916
Bouygues SA	3,740	136,572
Bureau Veritas SA	4,951	111,875
Capgemini SA	3,039	371,749
Carrefour SA	10,642	206,720
Compagnie de St. Gobain	9,808	369,481
Credit Agricole SA	22,541	288,693
Danone SA	11,408	807,839
Dassault Systemes SA	2,518	316,146
Edenred SA	3,854	146,366
Eiffage SA	1,245	121,865
ENGIE	29,632	395,201
Essilor International SA	3,662	500,843
Faurecia SA	1,494	72,611
Gecina SA	775	113,851
Groupe Eurotunnel SA	10,319	129,910
Hermes International SCA	392	224,219
Iliad SA	434	50,263
Ingenico SA	1,175	83,365
Kering SA	1,390	619,677
Klepierre SA	3,957	134,457
L'Oreal SA	4,517	1,017,608
Legrand SA	4,944	323,334
LVMH Moet Hennessy - Louis Vuitton SA	5,091	1,544,637
Michelin CGDE Series B	3,418	349,916
Natixis SA	16,906	98,922
Orange SA	42,989	670,987
Orpea	1,017	125,385
Pernod Ricard SA	4,088	624,161
Peugeot Citroen SA	8,618	205,278
Publicis Groupe SA	3,907	226,751
Renault SA	3,576	267,607
Rubis	1,790	92,654
Safran SA	6,036	780,019
Sanofi SA	21,941	1,960,660
Schneider Electric SA	11,105	803,015
SCOR SE	3,342	154,437
Societe Generale Series A	13,940	511,009
Sodexo SA	1,779	181,590
SR Teleperformance SA	1,064	175,468
Suez Environnement SA	6,887	99,730
Thales SA	1,914	244,972
Total SA	46,964	2,755,633
Valeo SA	4,538	146,370
Veolia Environnement SA	9,499	189,574
VINCI SA	9,394	836,060
Vivendi SA	16,488	397,663

TOTAL FRANCE		23,643,820

Germany - 5.1%
adidas AG	3,908	920,690
Allianz SE	8,445	1,759,262
Axel Springer Verlag AG	960	63,827
BASF AG	17,021	1,306,167
Bayer AG	15,612	1,196,698
Bayerische Motoren Werke AG (BMW)	5,873	507,086
Beiersdorf AG	1,769	183,134
Brenntag AG	2,984	156,047
Commerzbank AG (a)	20,025	189,140
Continental AG	2,019	333,761
Covestro AG (b)	1,351	87,406
Daimler AG (Germany)	18,523	1,098,517
Deutsche Bank AG	28,603	280,268
Deutsche Borse AG	3,563	450,266
Deutsche Lufthansa AG	4,652	93,579
Deutsche Post AG	17,762	560,840
Deutsche Telekom AG	59,572	977,081
Deutsche Wohnen AG (Bearer)	6,203	284,124
E.ON AG	37,171	359,446
Evonik Industries AG	2,739	85,004
Fraport AG Frankfurt Airport Services Worldwide	599	46,339
Freenet AG	2,885	64,994
Fresenius Medical Care AG & Co. KGaA	3,954	310,454
Fresenius SE & Co. KGaA	7,430	472,220
GEA Group AG	3,415	103,894
Hannover Reuck SE	1,059	142,858
HeidelbergCement Finance AG	2,363	160,587
Henkel AG & Co. KGaA	1,483	145,464
Hugo Boss AG	1,283	91,813
Infineon Technologies AG	21,462	430,032
innogy SE (b)	2,125	93,868
K&S AG	3,936	73,425
KION Group AG	1,279	74,896
Lanxess AG	1,796	111,395
LEG Immobilien AG	1,241	135,867
Merck KGaA	2,457	263,320
Morphosys AG (a)	672	62,261
MTU Aero Engines Holdings AG	979	208,245
Muenchener Rueckversicherungs AG	2,979	640,923
OSRAM Licht AG	1,409	57,165
ProSiebenSat.1 Media AG	4,523	104,443
Puma AG	116	59,650
Rheinmetall AG	770	66,754
RWE AG	9,155	178,561
SAP SE	18,239	1,952,913
Siemens AG	14,141	1,625,463
Symrise AG	2,318	194,706
Telefonica Deutschland Holding AG	13,321	51,827
Thyssenkrupp AG	8,215	172,835
TUI AG (GB)	8,822	146,479
Uniper SE	3,669	106,012
United Internet AG	2,472	102,421
Vonovia SE	8,623	394,776
Wirecard AG	2,154	403,531
Zalando SE (a)	2,111	81,773

TOTAL GERMANY		20,224,507

Greece - 0.1%
Alpha Bank AE (a)	24,504	37,052
EFG Eurobank Ergasias SA (a)	27,471	18,513
Greek Organization of Football Prognostics SA	3,167	29,773
Hellenic Telecommunications Organization SA	5,933	66,192
Jumbo SA	1,578	23,021
Motor Oil (HELLAS) Corinth Refineries SA	1,013	23,980
Mytilineos Holdings SA	1,570	13,888
National Bank of Greece SA (a)	10,579	18,333
Piraeus Bank SA	3,797	5,591
Titan Cement Co. SA (Reg.)	636	14,004

TOTAL GREECE		250,347

Hong Kong - 2.3%
AIA Group Ltd.	224,600	1,699,834
Bank of East Asia Ltd.	23,129	74,915
Beijing Enterprises Holdings Ltd.	8,000	43,255
BOC Hong Kong (Holdings) Ltd.	67,500	252,201
China Everbright International Ltd.	45,185	36,012
China Jinmao Holdings Group Ltd.	72,000	30,207
China Merchants Holdings International Co. Ltd.	8,000	13,609
China Mobile Ltd.	102,000	955,524
China Overseas Land and Investment Ltd.	80,000	250,448
China Resources Beer Holdings Co. Ltd.	30,000	104,247
China Resources Pharmaceutical Group Ltd. (b)	35,500	52,060
China Resources Power Holdings Co. Ltd.	34,000	59,745
China Taiping Insurance Group Ltd.	27,400	91,544
China Unicom Ltd.	112,000	117,146
CITIC Pacific Ltd.	114,000	170,957
CLP Holdings Ltd.	37,000	414,731
CNOOC Ltd.	298,000	507,488
CSPC Pharmaceutical Group Ltd.	86,000	181,389
Far East Horizon Ltd.	40,000	38,766
Fosun International Ltd.	46,000	67,106
Galaxy Entertainment Group Ltd.	51,000	275,748
Guangdong Investment Ltd.	52,000	92,834
Hang Lung Group Ltd.	16,000	39,337
Hang Lung Properties Ltd.	42,000	76,053
Hang Seng Bank Ltd.	13,500	316,069
Henderson Land Development Co. Ltd.	28,000	130,325
Hong Kong & China Gas Co. Ltd.	164,000	313,263
Hong Kong Exchanges and Clearing Ltd.	21,600	572,919
Hysan Development Co. Ltd.	11,000	51,550
Lenovo Group Ltd.	134,000	85,267
Link (REIT)	42,000	372,229
MTR Corp. Ltd.	26,559	128,698
New World Development Co. Ltd.	103,000	130,557
PCCW Ltd.	79,000	43,318
Power Assets Holdings Ltd.	24,500	163,553
Sino Land Ltd.	60,000	94,109
Sino-Ocean Group Holding Ltd.	72,000	28,187
Sun Art Retail Group Ltd.	42,500	46,446
Sun Hung Kai Properties Ltd.	29,500	383,387
Swire Pacific Ltd. (A Shares)	10,000	103,737
Swire Properties Ltd.	19,800	67,541
Techtronic Industries Co. Ltd.	29,000	135,719
Vitasoy International Holdings Ltd.	16,000	50,906
Wharf Holdings Ltd.	65,000	162,128
Wheelock and Co. Ltd.	14,000	74,714

TOTAL HONG KONG		9,099,778

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	9,813	102,905
OTP Bank PLC	3,959	142,256
Richter Gedeon PLC	2,310	42,952

TOTAL HUNGARY		288,113

India - 2.6%
Adani Ports & Special Economic Zone Ltd.	15,591	67,215
Asian Paints Ltd.	8,448	140,541
Aurobindo Pharma Ltd.	4,801	51,382
Axis Bank Ltd. (a)	31,394	247,213
Bajaj Auto Ltd.	2,576	90,338
Bajaj Finance Ltd.	4,013	129,275
Bajaj Finserv Ltd.	1,167	85,279
Bharat Petroleum Corp. Ltd.	14,913	55,470
Bharti Airtel Ltd.	21,140	83,562
Bharti Infratel Ltd.	13,992	50,938
Coal India Ltd.	23,330	83,955
Dr. Reddy's Laboratories Ltd.	2,416	82,980
Eicher Motors Ltd.	258	76,272
GAIL India Ltd.	15,915	80,533
Grasim Industries Ltd. (a)	7,722	87,029
HCL Technologies Ltd.	10,338	147,550
HDFC Bank Ltd.	39,309	1,020,472
Hero Motocorp Ltd.	2,474	92,402
Hindalco Industries Ltd.	20,866	62,180
Hindustan Petroleum Corp. Ltd.	14,430	43,733
Hindustan Unilever Ltd.	13,266	290,880
Housing Development Finance Corp. Ltd.	29,336	701,767
ICICI Bank Ltd.	123,437	591,924
Indiabulls Housing Finance Ltd.	5,160	58,228
Indian Oil Corp. Ltd.	38,678	72,404
IndusInd Bank Ltd.	10,115	194,901
Infosys Ltd.	74,629	689,511
ITC Ltd.	161,843	612,929
JSW Steel Ltd.	19,657	90,205
Kotak Mahindra Bank Ltd.	20,498	310,172
Larsen & Toubro Ltd.	22,857	400,986
Lupin Ltd. (a)	4,505	53,934
Mahindra & Mahindra Ltd.	17,546	181,711
Maruti Suzuki India Ltd.	2,506	224,185
Motherson Sumi Systems Ltd. (a)	20,582	45,430
NTPC Ltd.	45,852	98,976
Oil & Natural Gas Corp. Ltd.	51,573	106,863
Petronet LNG Ltd.	13,063	39,864
Piramal Enterprises Ltd.	1,283	37,692
Power Grid Corp. of India Ltd.	41,212	103,615
Reliance Industries Ltd.	62,045	890,282
State Bank of India (a)	59,555	226,592
Sun Pharmaceutical Industries Ltd.	20,794	163,138
Tata Consultancy Services Ltd.	19,833	519,731
Tata Motors Ltd. (a)	37,580	91,038
Tata Steel Ltd.	15,109	113,144
Titan Co. Ltd.	7,948	90,764
United Spirits Ltd. (a)	4,224	32,942
UPL Ltd. (a)	7,131	65,019
Vedanta Ltd. (a)	20,894	59,651
Yes Bank Ltd.	31,933	81,214
Zee Entertainment Enterprises Ltd.	9,223	56,253

TOTAL INDIA		10,074,264

Indonesia - 0.5%
Barito Pacific Tbk PT	24,000	2,960
PT Adaro Energy Tbk	345,800	37,531
PT Astra International Tbk	391,500	203,444
PT Bank Central Asia Tbk	252,000	392,028
PT Bank Danamon Indonesia Tbk Series A	56,700	27,693
PT Bank Jabar Banten Tbk	21,000	2,473
PT Bank Mandiri (Persero) Tbk	371,000	166,698
PT Bank Negara Indonesia (Persero) Tbk	153,800	74,105
PT Bank Rakyat Indonesia Tbk	1,021,300	211,616
PT Bank Tabungan Negara Tbk	58,200	8,116
PT Bumi Resources Tbk (a)	167,700	1,864
PT Bumi Serpong Damai Tbk (a)	62,200	4,501
PT Charoen Pokphand Indonesia Tbk	144,500	52,278
PT Ciputra Development Tbk	272,700	14,709
PT Gudang Garam Tbk	7,500	35,668
PT Indah Kiat Pulp & Paper Tbk	36,300	30,384
PT Indo Tambangraya Megah Tbk	8,600	14,086
PT Indocement Tunggal Prakarsa Tbk	24,100	27,425
PT Indofood CBP Sukses Makmur Tbk	25,000	14,677
PT Indofood Sukses Makmur Tbk	81,300	31,953
PT Jasa Marga Tbk	7,300	1,993
PT Kalbe Farma Tbk	384,300	34,632
PT Matahari Department Store Tbk	22,600	7,210
PT Perusahaan Gas Negara Tbk Series B	163,700	23,905
PT Semen Gresik (Persero) Tbk	46,600	27,588
PT Surya Citra Media Tbk	89,600	9,253
PT Telekomunikasi Indonesia Tbk Series B	950,600	240,810
PT United Tractors Tbk	25,700	56,632
PT Waskita Karya Persero Tbk	15,400	1,459
PT XL Axiata Tbk (a)	40,700	7,014

TOTAL INDONESIA		1,764,705

Ireland - 0.6%
Bank Ireland Group PLC	17,999	127,722
CRH PLC	15,650	466,811
DCC PLC (United Kingdom)	1,682	144,368
Glanbia PLC	4,050	71,653
Grafton Group PLC unit	4,109	38,025
Greencore Group PLC	11,514	27,845
ICON PLC (a)	1,131	156,168
James Hardie Industries PLC CDI	8,378	111,479
Kerry Group PLC Class A	2,872	294,394
Kingspan Group PLC (Ireland)	2,988	129,959
Paddy Power Betfair PLC (Ireland)	1,599	138,006
Ryanair Holdings PLC sponsored ADR (a)	3,199	264,877
Smurfit Kappa Group PLC	4,594	149,754
United Drug PLC (United Kingdom)	4,847	39,155

TOTAL IRELAND		2,160,216

Isle of Man - 0.0%
Genting Singapore Ltd.	110,800	70,392
NEPI Rockcastle PLC	11,115	95,980

TOTAL ISLE OF MAN		166,372

Israel - 0.5%
Alony Hetz Properties & Investments Ltd.	1,228	11,686
Azrieli Group	811	39,374
Bank Hapoalim BM (Reg.)	20,781	140,780
Bank Leumi le-Israel BM	27,260	170,162
Bezeq The Israel Telecommunication Corp. Ltd.	35,939	41,332
Check Point Software Technologies Ltd. (a)	2,459	272,949
CyberArk Software Ltd. (a)	563	38,430
Elbit Systems Ltd. (Israel)	392	46,894
First International Bank of Israel	1,337	28,822
Gazit-Globe Ltd.	1,078	9,018
Israel Chemicals Ltd.	10,048	57,967
Israel Discount Bank Ltd. (Class A)	24,143	78,987
Mazor Robotics Ltd. (a)	859	24,986
Mellanox Technologies Ltd. (a)	854	72,325
Mizrahi Tefahot Bank Ltd.	2,432	40,980
NICE Systems Ltd. (a)	1,139	120,763
Orbotech Ltd. (a)	987	55,213
Paz Oil Co. Ltd.	80	11,979
SodaStream International Ltd. (a)	435	62,375
Strauss Group Ltd.	461	10,116
Taro Pharmaceutical Industries Ltd. (a)	326	32,440
Teva Pharmaceutical Industries Ltd. sponsored ADR (c)	17,189	343,436
Tower Semiconductor Ltd. (a)	1,162	18,018
Wix.com Ltd. (a)	625	60,844

TOTAL ISRAEL		1,789,876

Italy - 1.3%
A2A SpA	32,825	52,962
Assicurazioni Generali SpA	24,711	399,682
Atlantia SpA	8,880	178,629
Azimut Holding SpA	1,960	24,165
Banca Generali SpA	1,014	19,559
Banca Mediolanum S.p.A.	4,774	27,712
Banca Popolare dell'Emilia Romagna	9,202	34,999
Banco BPM SpA (a)	26,696	50,224
Brembo SpA	2,615	28,967
Cerved Information Solutions SpA	3,487	27,825
Davide Campari-Milano SpA	11,064	85,152
DiaSorin S.p.A.	527	50,021
Enel SpA	142,495	698,662
Eni SpA	49,637	881,541
FinecoBank SpA	8,019	83,979
Hera SpA	15,037	41,557
Interpump Group SpA	1,769	51,093
Intesa Sanpaolo SpA	285,968	633,440
Italgas SpA	10,532	54,420
Leonardo SpA	7,681	83,432
Luxottica Group SpA	2,478	155,828
Mediobanca SpA	11,720	102,905
Moncler SpA	2,461	85,575
Pirelli & C. S.p.A. (b)	7,843	57,689
Poste Italiane SpA (b)	7,692	55,323
Prysmian SpA	4,267	82,935
Recordati SpA	1,663	56,357
Saipem SpA (a)	10,117	55,404
Snam Rete Gas SpA	45,270	187,359
Telecom Italia SpA (a)	257,138	151,237
Terna SpA	26,465	136,839
UniCredit SpA	39,416	505,198
Unione di Banche Italiane SCpA	17,982	54,992
Unipol Gruppo SpA	7,082	28,540
Unipolsai SpA	22,274	48,717

TOTAL ITALY		5,272,919

Japan - 19.0%
77 Bank Ltd.	1,400	28,996
ABC-MART, Inc.	600	35,095
ACOM Co. Ltd.	6,400	23,652
Activia Properties, Inc.	13	53,919
Adeka Corp.	2,500	37,156
Advance Residence Investment Corp.	26	66,408
Advantest Corp.	3,900	71,996
Aeon (REIT) Investment Corp.	24	26,481
AEON Co. Ltd.	16,400	376,415
AEON Financial Service Co. Ltd.	2,000	39,279
AEON MALL Co. Ltd.	1,800	33,325
Agc, Inc.	4,600	150,670
Aica Kogyo Co. Ltd.	1,400	41,689
Ain Holdings, Inc.	500	39,172
Air Water, Inc.	3,300	53,550
Aisin Seiki Co. Ltd.	3,700	145,429
Ajinomoto Co., Inc.	10,700	172,863
Alfresa Holdings Corp.	4,200	112,226
All Nippon Airways Ltd.	6,800	228,654
Alps Electric Co. Ltd.	4,100	96,649
Amada Holdings Co. Ltd.	7,600	71,598
Amano Corp.	1,200	25,524
Anritsu Corp.	2,400	36,414
Aoyama Trading Co. Ltd.	700	21,217
Aozora Bank Ltd.	2,100	72,463
Ariake Japan Co. Ltd.	400	35,450
Asahi Group Holdings	8,600	377,928
ASAHI INTECC Co. Ltd.	1,700	69,531
Asahi Kasei Corp.	24,900	298,762
Asics Corp.	3,700	53,778
Astellas Pharma, Inc.	40,800	630,368
Azbil Corp.	2,200	40,984
Bandai Namco Holdings, Inc.	4,200	149,448
Bank of Kyoto Ltd.	1,500	67,665
Benesse Holdings, Inc.	1,700	47,383
Bic Camera, Inc.	3,100	41,018
Bridgestone Corp.	12,600	485,847
Brother Industries Ltd.	5,200	95,442
Calbee, Inc.	2,100	69,792
Canon, Inc.	20,300	578,213
Casio Computer Co. Ltd.	5,000	75,466
Central Japan Railway Co.	3,800	729,253
Chiba Bank Ltd.	16,000	101,222
Chiyoda Corp.	3,300	16,421
Chubu Electric Power Co., Inc.	13,500	194,679
Chugai Pharmaceutical Co. Ltd.	4,000	234,187
Chugoku Electric Power Co., Inc.	6,000	77,210
Citizen Watch Co. Ltd.	6,500	37,414
CKD Corp.	600	6,913
Coca-Cola West Co. Ltd.	1,800	47,140
COMSYS Holdings Corp.	2,300	64,010
Concordia Financial Group Ltd.	24,800	113,504
Cosmo Energy Holdings Co. Ltd.	1,400	52,049
Cosmos Pharmaceutical Corp.	200	40,892
Credit Saison Co. Ltd.	2,600	41,288
CyberAgent, Inc.	2,000	85,106
Dai Nippon Printing Co. Ltd.	5,600	125,650
Dai-ichi Mutual Life Insurance Co.	22,500	422,220
Daicel Chemical Industries Ltd.	6,900	73,076
Daido Steel Co. Ltd.	700	28,847
Daifuku Co. Ltd.	2,400	103,372
Daiichi Sankyo Kabushiki Kaisha	12,200	466,323
Daiichikosho Co. Ltd.	700	32,259
Daikin Industries Ltd.	5,500	637,516
Dainippon Sumitomo Pharma Co. Ltd.	3,300	68,949
Daishi Hokuetsu Financial Group, Inc.	800	28,785
Daito Trust Construction Co. Ltd.	1,500	198,077
Daiwa House Industry Co. Ltd.	12,600	380,449
Daiwa House REIT Investment Corp.	22	48,159
Daiwa Office Investment Corp.	5	30,531
Daiwa Securities Group, Inc.	32,500	186,378
DeNA Co. Ltd.	2,000	33,268
Denki Kagaku Kogyo KK	2,000	65,045
DENSO Corp.	9,900	441,597
Dentsu, Inc.	4,700	217,985
Dic Corp.	1,900	56,157
Disco Corp.	600	95,555
Dmg Mori Co. Ltd.	2,200	31,878
Don Quijote Holdings Co. Ltd.	2,500	149,776
Dowa Holdings Co. Ltd.	1,300	37,834
East Japan Railway Co.	7,200	628,832
Ebara Corp.	2,000	58,253
Eisai Co. Ltd.	5,600	466,370
Electric Power Development Co. Ltd.	3,400	92,657
Ezaki Glico Co. Ltd.	1,100	54,788
FamilyMart Co. Ltd.	1,700	197,047
Fanuc Corp.	3,600	626,281
Fast Retailing Co. Ltd.	1,200	604,206
Frontier Real Estate Investment Corp.	7	26,831
Fuji Corp.	1,600	22,404
Fuji Electric Co. Ltd.	2,600	79,366
Fuji Oil Holdings, Inc.	1,000	28,847
Fuji Seal International, Inc.	700	21,248
Fujifilm Holdings Corp.	8,500	367,628
Fujikura Ltd.	5,500	23,726
Fujitsu Ltd.	3,700	225,102
Fukuoka Financial Group, Inc.	3,400	83,540
Fukuyama Transporting Co. Ltd.	600	23,211
Furukawa Electric Co. Ltd.	1,200	32,385
Fuyo General Lease Co. Ltd.	400	22,227
Glory Ltd.	1,400	32,657
GLP J-REIT	51	50,487
GS Yuasa Corp.	1,200	24,633
Gunma Bank Ltd.	7,800	35,393
H2O Retailing Corp.	1,600	24,858
Hakuhodo DY Holdings, Inc.	5,700	95,274
Hamamatsu Photonics K.K.	2,900	97,151
Hankyu Hanshin Holdings, Inc.	4,700	154,952
Hanwa Co. Ltd.	800	26,268
Harmonic Drive Systems, Inc.	500	15,221
Haseko Corp.	6,200	78,564
Hikari Tsushin, Inc.	400	69,907
Hino Motors Ltd.	5,700	54,562
Hirose Electric Co. Ltd.	700	66,566
Hiroshima Bank Ltd.	5,400	33,452
Hisamitsu Pharmaceutical Co., Inc.	1,700	95,972
Hitachi Chemical Co. Ltd.	1,600	25,255
Hitachi Construction Machinery Co. Ltd.	2,100	55,756
Hitachi High-Technologies Corp.	1,200	45,252
Hitachi Ltd.	18,000	550,264
Hitachi Metals Ltd.	3,200	37,776
Hokuhoku Financial Group, Inc.	2,300	28,598
Honda Motor Co. Ltd.	33,700	961,984
Horiba Ltd.	600	28,183
Hoshizaki Corp.	1,000	80,737
House Foods Group, Inc.	1,500	43,205
Hoya Corp.	7,200	409,277
Hulic Co. Ltd.	9,500	87,141
Ibiden Co. Ltd.	2,300	28,415
Idemitsu Kosan Co. Ltd.	2,100	95,848
IHI Corp.	2,900	106,089
Iida Group Holdings Co. Ltd.	3,400	61,892
Industrial & Infrastructure Fund Investment Corp.	25	25,103
INPEX Corp.	20,300	231,148
Invincible Investment Corp.	79	32,696
Isetan Mitsukoshi Holdings Ltd.	7,600	88,823
Isuzu Motors Ltd.	11,800	154,704
IT Holdings Corp.	1,800	80,720
ITO EN Ltd.	1,300	55,417
Itochu Corp.	29,500	547,106
ITOCHU Techno-Solutions Corp.	1,400	26,552
Itoham Yonekyu Holdings, Inc.	2,200	13,843
Iyo Bank Ltd.	5,800	34,491
Izumi Co. Ltd.	1,000	54,416
J. Front Retailing Co. Ltd.	5,300	69,453
JAFCO Co. Ltd.	800	30,912
Japan Airlines Co. Ltd.	7,000	249,205
Japan Airport Terminal Co. Ltd.	1,400	53,849
Japan Excellent, Inc.	26	33,734
Japan Exchange Group, Inc.	10,300	184,941
Japan Hotel REIT Investment Corp.	76	54,086
Japan Logistics Fund, Inc.	15	29,938
Japan Prime Realty Investment Corp.	17	60,717
Japan Real Estate Investment Corp.	23	118,633
Japan Retail Fund Investment Corp.	47	86,806
Japan Steel Works Ltd.	1,400	29,585
Japan Tobacco, Inc.	20,600	529,324
JFE Holdings, Inc.	10,800	202,949
JGC Corp.	5,000	96,784
Joyful Honda Co. Ltd.	1,400	20,212
JSR Corp.	4,200	62,757
JTEKT Corp.	4,200	52,255
JX Holdings, Inc.	38,200	258,117
K's Holdings Corp.	3,200	40,441
Kagome Co. Ltd.	1,500	40,014
Kajima Corp.	9,600	123,615
Kakaku.com, Inc.	2,600	47,168
Kaken Pharmaceutical Co. Ltd.	1,000	50,162
Kamigumi Co. Ltd.	2,600	53,781
Kaneka Corp.	1,400	58,563
Kansai Electric Power Co., Inc.	15,200	232,644
Kansai Paint Co. Ltd.	5,500	81,451
Kao Corp.	9,400	625,309
Kawasaki Heavy Industries Ltd.	2,800	66,356
Kawasaki Kisen Kaisha Ltd. (a)	1,700	22,653
KDDI Corp.	33,600	813,115
Keihan Electric Railway Co., Ltd.	1,900	72,070
Keihin Electric Express Railway Co. Ltd.	5,400	79,970
Keio Corp.	2,300	124,922
Keisei Electric Railway Co.	3,300	101,700
Kenedix Office Investment Corp.	7	43,364
Kewpie Corp.	2,500	57,673
Keyence Corp.	1,600	784,154
Kikkoman Corp.	3,700	202,713
Kinden Corp.	2,400	38,499
Kintetsu Group Holdings Co. Ltd.	3,500	134,311
Kirin Holdings Co. Ltd.	17,200	410,436
Kobayashi Pharmaceutical Co. Ltd.	1,100	72,141
Kobe Steel Ltd.	7,300	58,694
Koito Manufacturing Co. Ltd.	2,500	119,201
Kokuyo Co. Ltd.	2,100	33,202
Komatsu Ltd.	18,200	473,973
Konami Holdings Corp.	1,700	64,855
Konica Minolta, Inc.	9,700	96,014
Kose Corp.	600	89,706
Kubota Corp.	22,100	348,888
Kuraray Co. Ltd.	7,100	97,522
Kurita Water Industries Ltd.	2,200	54,262
Kyocera Corp.	6,700	362,623
Kyowa Exeo Corp.	1,900	51,190
Kyowa Hakko Kirin Co., Ltd.	5,300	102,644
Kyudenko Corp.	800	29,175
Kyushu Electric Power Co., Inc.	8,900	103,643
Kyushu Financial Group, Inc.	8,900	39,359
Kyushu Railway Co.	2,900	88,926
Lawson, Inc.	1,000	63,278
Leopalace21 Corp.	5,200	21,706
LINE Corp. (a)	700	22,317
Lion Corp.	5,800	108,973
LIXIL Group Corp.	5,600	88,341
M3, Inc.	7,100	114,395
Mabuchi Motor Co. Ltd.	900	32,065
Maeda Corp.	3,100	35,057
Makita Corp.	5,300	183,423
Marubeni Corp.	27,100	219,746
Marui Group Co. Ltd.	4,700	101,199
Maruichi Steel Tube Ltd.	1,600	46,227
Matsumotokiyoshi Holdings Co. Ltd.	1,900	68,534
Mazda Motor Corp.	11,500	122,488
McDonald's Holdings Co. (Japan) Ltd.	1,200	52,856
Mebuki Financial Group, Inc.	20,400	62,374
Medipal Holdings Corp.	3,800	81,601
Meiji Holdings Co. Ltd.	2,900	192,414
Minebea Mitsumi, Inc.	8,400	128,503
Miraca Holdings, Inc.	800	19,498
Misumi Group, Inc.	5,200	104,429
Mitsubishi Chemical Holdings Corp.	28,600	222,948
Mitsubishi Corp.	29,700	835,916
Mitsubishi Electric Corp.	40,500	512,707
Mitsubishi Estate Co. Ltd.	26,100	417,125
Mitsubishi Gas Chemical Co., Inc.	4,400	74,129
Mitsubishi Heavy Industries Ltd.	6,200	218,561
Mitsubishi Logistics Corp.	1,600	36,681
Mitsubishi Materials Corp.	2,500	69,212
Mitsubishi Motors Corp. of Japan	14,400	90,450
Mitsubishi Tanabe Pharma Corp.	4,200	62,087
Mitsubishi UFJ Financial Group, Inc.	265,300	1,605,726
Mitsubishi UFJ Lease & Finance Co. Ltd.	10,900	56,125
Mitsui & Co. Ltd.	33,300	556,397
Mitsui Chemicals, Inc.	4,100	91,939
Mitsui Fudosan Co. Ltd.	18,600	418,914
Mitsui Mining & Smelting Co. Ltd.	1,300	36,832
Mitsui OSK Lines Ltd.	1,900	46,179
Miura Co. Ltd.	2,300	56,361
mixi, Inc.	500	10,927
Mizuho Financial Group, Inc.	462,900	794,968
MonotaRO Co. Ltd.	2,400	52,984
Mori Hills REIT Investment Corp.	28	34,642
Morinaga & Co. Ltd.	1,000	40,191
Morinaga Milk Industry Co. Ltd.	1,000	26,676
MS&AD Insurance Group Holdings, Inc.	9,500	285,354
Murata Manufacturing Co. Ltd.	4,000	608,499
Nabtesco Corp.	2,100	46,305
Nachi-Fujikoshi Corp.	500	20,406
Nagase & Co. Ltd.	1,900	29,872
Nagoya Railroad Co. Ltd.	3,100	74,893
Nankai Electric Railway Co. Ltd.	2,400	58,726
NEC Corp.	4,700	134,915
New Hampshire Foods Ltd.	2,000	68,972
Nexon Co. Ltd. (a)	6,500	74,082
NGK Insulators Ltd.	5,500	77,407
NGK Spark Plug Co. Ltd.	3,600	73,126
NHK Spring Co. Ltd.	3,700	31,808
Nichias Corp.	1,000	21,837
Nichirei Corp.	3,000	72,054
Nidec Corp.	5,200	667,772
Nifco, Inc.	1,700	38,735
Nihon Kohden Corp.	1,600	47,787
Nihon M&A Center, Inc.	2,600	62,376
Nihon Parkerizing Co. Ltd.	2,100	25,367
Nihon Unisys Ltd.	1,200	26,300
Nikkon Holdings Co. Ltd.	1,100	26,614
Nikon Corp.	7,700	134,231
Nintendo Co. Ltd.	2,300	718,067
Nippon Accommodations Fund, Inc.	9	41,237
Nippon Building Fund, Inc.	26	148,624
Nippon Electric Glass Co. Ltd.	1,300	32,754
Nippon Express Co. Ltd.	1,800	113,595
Nippon Gas Co. Ltd.	700	21,186
Nippon Kayaku Co. Ltd.	3,800	45,224
Nippon Light Metal Holding Co. Ltd.	7,800	16,447
Nippon Paint Holdings Co. Ltd.	3,700	115,917
Nippon Paper Industries Co. Ltd.	2,400	43,483
Nippon Prologis REIT, Inc.	34	68,582
Nippon Shinyaku Co. Ltd.	1,300	75,003
Nippon Shokubai Co. Ltd.	600	38,711
Nippon Steel & Sumitomo Metal Corp.	16,900	311,740
Nippon Suisan Kaisha Co. Ltd.	6,800	43,436
Nippon Telegraph & Telephone Corp.	26,000	1,072,204
Nippon Yusen KK	3,100	49,990
Nipro Corp.	2,300	29,312
Nishi-Nippon Financial Holdings, Inc.	2,600	24,794
Nishi-Nippon Railroad Co. Ltd.	1,600	39,576
Nissan Chemical Corp.	2,900	136,739
Nissan Motor Co. Ltd.	44,200	402,121
Nisshin Seifun Group, Inc.	5,100	101,480
Nisshinbo Holdings, Inc.	3,500	38,530
Nissin Food Holdings Co. Ltd.	1,800	116,294
Nitori Holdings Co. Ltd.	1,600	208,942
Nitto Denko Corp.	3,100	193,673
NKSJ Holdings, Inc.	7,800	321,715
NOF Corp.	1,900	53,968
NOK Corp.	2,800	40,300
Nomura Holdings, Inc.	66,300	318,370
Nomura Real Estate Holdings, Inc.	2,700	50,705
Nomura Real Estate Master Fund, Inc.	77	99,837
Nomura Research Institute Ltd.	2,600	115,212
NSK Ltd.	9,600	94,847
NTN Corp.	9,300	34,016
NTT Data Corp.	12,100	155,346
NTT DOCOMO, Inc.	23,900	592,692
Obayashi Corp.	14,000	123,595
OBIC Co. Ltd.	1,300	118,438
Odakyu Electric Railway Co. Ltd.	5,900	124,730
Oji Holdings Corp.	17,700	125,690
Okuma Corp.	700	34,951
Okumura Corp.	700	22,054
Olympus Corp.	6,100	203,324
OMRON Corp.	4,200	170,479
Ono Pharmaceutical Co. Ltd.	10,400	237,061
Open House Co. Ltd.	500	19,653
Oracle Corp. Japan	600	40,732
Oriental Land Co. Ltd.	4,300	404,524
ORIX Corp.	24,500	399,739
ORIX JREIT, Inc.	47	71,894
Osaka Gas Co. Ltd.	7,800	142,631
OSG Corp.	1,900	39,302
Otsuka Corp.	2,100	69,792
Otsuka Holdings Co. Ltd.	10,700	511,759
Panasonic Corp.	43,400	465,745
Park24 Co. Ltd.	1,700	44,762
Penta-Ocean Construction Co. Ltd.	4,800	28,757
PeptiDream, Inc. (a)	1,600	52,537
Pigeon Corp.	2,300	97,638
Pilot Corp.	600	33,181
Pola Orbis Holdings, Inc.	1,700	45,500
Rakuten, Inc.	17,200	116,341
Recruit Holdings Co. Ltd.	26,100	700,513
Relo Group, Inc.	2,400	56,706
Rengo Co. Ltd.	4,600	40,074
Resona Holdings, Inc.	41,500	218,291
Resorttrust, Inc.	2,100	32,328
Ricoh Co. Ltd.	14,100	140,750
Rinnai Corp.	700	50,995
ROHM Co. Ltd.	1,800	126,663
Rohto Pharmaceutical Co. Ltd.	2,300	72,974
Ryohin Keikaku Co. Ltd.	500	132,096
Sankyu, Inc.	1,200	56,791
Santen Pharmaceutical Co. Ltd.	8,300	123,211
Sanwa Holdings Corp.	4,600	54,017
Sapporo Breweries Ltd.	1,700	31,536
Sawai Pharmaceutical Co. Ltd.	600	30,469
SBI Holdings, Inc. Japan	3,900	102,343
Screen Holdings Co. Ltd.	1,100	59,799
SCSK Corp.	1,100	46,648
Secom Co. Ltd.	3,900	319,299
Sega Sammy Holdings, Inc.	4,100	52,797
Seibu Holdings, Inc.	5,500	99,778
Seiko Epson Corp.	6,100	98,279
Seino Holdings Co. Ltd.	3,500	48,513
Sekisui Chemical Co. Ltd.	8,900	139,848
Sekisui House Ltd.	12,300	180,527
Seria Co. Ltd.	700	23,605
Seven & i Holdings Co. Ltd.	14,800	640,840
Seven Bank Ltd.	13,300	41,609
SG Holdings Co. Ltd.	1,300	32,766
Sharp Corp.	3,300	50,625
Shikoku Electric Power Co., Inc.	4,200	52,856
Shima Seiki Manufacturing Ltd.	500	13,515
Shimadzu Corp.	5,300	134,009
Shimamura Co. Ltd.	500	42,053
SHIMANO, Inc.	1,600	218,939
SHIMIZU Corp.	14,100	114,455
Shin-Etsu Chemical Co. Ltd.	7,600	635,060
Shinsei Bank Ltd.	4,400	67,025
Shionogi & Co. Ltd.	5,800	370,874
Shiseido Co. Ltd.	7,500	473,216
Shizuoka Bank Ltd.	11,900	104,113
SHO-BOND Holdings Co. Ltd.	500	35,627
Shochiku Co. Ltd.	300	29,273
Showa Denko K.K.	2,700	117,568
Showa Shell Sekiyu K.K.	3,700	70,619
Skylark Co. Ltd.	2,400	37,393
SMC Corp.	1,300	416,493
SoftBank Corp.	17,100	1,353,274
Sohgo Security Services Co., Ltd.	1,400	62,410
Sojitz Corp.	26,900	90,464
Sony Corp.	23,500	1,271,744
Sony Financial Holdings, Inc.	3,300	76,129
Sosei Group Corp. (a)	700	5,441
Sotetsu Holdings, Inc.	1,600	48,992
Square Enix Holdings Co. Ltd.	1,700	60,943
Stanley Electric Co. Ltd.	3,000	88,935
Subaru Corp.	12,000	323,696
Sugi Holdings Co. Ltd.	700	32,073
Sumco Corp.	3,400	45,890
Sumitomo Chemical Co. Ltd.	32,600	163,306
Sumitomo Corp.	23,300	353,384
Sumitomo Electric Industries Ltd.	14,800	201,836
Sumitomo Forestry Co. Ltd.	3,100	46,128
Sumitomo Heavy Industries Ltd.	2,500	78,627
Sumitomo Metal Mining Co. Ltd.	5,300	166,876
Sumitomo Mitsui Financial Group, Inc.	26,200	1,020,100
Sumitomo Mitsui Trust Holdings, Inc.	7,300	290,055
Sumitomo Osaka Cement Co. Ltd.	700	26,007
Sumitomo Realty & Development Co. Ltd.	9,000	309,241
Sumitomo Rubber Industries Ltd.	3,800	54,726
Sundrug Co. Ltd.	1,000	36,336
Suntory Beverage & Food Ltd.	2,400	97,948
Suzuken Co. Ltd.	1,700	86,179
Suzuki Motor Corp.	8,400	418,880
Sysmex Corp.	3,100	217,702
T&D Holdings, Inc.	12,300	196,624
Tadano Ltd.	2,700	29,145
Taiheiyo Cement Corp.	2,100	61,796
Taisei Corp.	4,300	183,904
Taisho Pharmaceutical Holdings Co. Ltd.	1,100	117,375
Taiyo Nippon Sanso Corp.	3,500	56,361
Taiyo Yuden Co. Ltd.	2,100	42,288
Takara Holdings, Inc.	4,100	57,517
Takashimaya Co. Ltd.	3,800	59,803
Takeda Pharmaceutical Co. Ltd.	14,000	580,434
TDK Corp.	2,500	215,575
TechnoPro Holdings, Inc.	600	31,373
Teijin Ltd.	3,900	67,613
Temp Holdings Co., Ltd.	3,100	59,014
Terumo Corp.	6,400	345,484
The Chugoku Bank Ltd.	3,600	32,479
The Hachijuni Bank Ltd.	8,800	37,279
The Suruga Bank Ltd.	2,600	12,282
THK Co. Ltd.	2,600	57,629
Toagosei Co. Ltd.	3,400	34,954
Tobu Railway Co. Ltd.	4,100	114,032
Toda Corp.	4,200	28,326
Toho Co. Ltd.	2,800	91,351
Toho Gas Co. Ltd.	2,000	69,127
Tohoku Electric Power Co., Inc.	9,400	118,963
Tokai Carbon Co. Ltd.	4,400	68,890
Tokai Tokyo Financial Holdings	4,100	21,184
Tokio Marine Holdings, Inc.	14,100	664,281
Tokuyama Corp.	1,400	31,306
Tokyo Century Corp.	1,100	58,980
Tokyo Electric Power Co., Inc. (a)	14,500	74,214
Tokyo Electron Ltd.	3,100	418,341
Tokyo Gas Co. Ltd.	7,500	184,447
Tokyo Ohka Kogyo Co. Ltd.	1,000	26,853
Tokyo Seimitsu Co. Ltd.	400	9,625
Tokyo Tatemono Co. Ltd.	4,400	47,323
Tokyu Corp.	11,000	181,725
Tokyu Fudosan Holdings Corp.	10,600	59,724
Topcon Corp.	1,900	27,649
Toppan Printing Co. Ltd.	6,300	89,066
Toray Industries, Inc.	30,900	219,183
Toshiba Corp. (a)	7,600	227,660
Tosoh Corp.	6,600	86,894
Toto Ltd.	3,100	110,906
Toyo Seikan Group Holdings Ltd.	3,300	67,326
Toyo Suisan Kaisha Ltd.	1,900	65,503
Toyo Tire & Rubber Co. Ltd.	2,300	38,525
Toyobo Co. Ltd.	2,100	29,848
Toyoda Gosei Co. Ltd.	1,100	23,738
Toyota Boshoku Corp.	1,300	21,741
Toyota Industries Corp.	3,900	191,829
Toyota Motor Corp.	55,200	3,233,670
Toyota Tsusho Corp.	4,500	162,399
Trend Micro, Inc.	2,200	126,645
TS tech Co. Ltd.	1,000	28,803
Tsumura & Co.	1,400	43,674
Tsuruha Holdings, Inc.	800	83,378
Ube Industries Ltd.	2,000	43,565
Ulvac, Inc.	900	29,392
Unicharm Corp.	8,300	225,972
United Urban Investment Corp.	53	80,744
Ushio, Inc.	1,700	20,596
USS Co. Ltd.	4,500	81,238
Wacoal Holdings Corp.	1,400	38,587
Welcia Holdings Co. Ltd.	1,000	51,048
West Japan Railway Co.	3,600	242,128
Yahoo! Japan Corp.	21,600	67,388
Yakult Honsha Co. Ltd.	3,100	220,065
Yamada Denki Co. Ltd.	11,600	54,692
Yamaguchi Financial Group, Inc.	4,800	50,750
Yamaha Corp.	3,400	149,411
Yamaha Motor Co. Ltd.	5,900	139,534
Yamato Holdings Co. Ltd.	7,800	213,240
Yamazaki Baking Co. Ltd.	3,500	63,154
Yaskawa Electric Corp.	5,200	150,299
Yokogawa Electric Corp.	4,600	90,317
Yokohama Rubber Co. Ltd.	2,800	54,240
Zenkoku Hosho Co. Ltd.	1,000	36,248
Zeon Corp.	3,600	34,872
Zozo, Inc.	3,300	79,521

TOTAL JAPAN		74,648,981

Korea (South) - 3.5%
AMOREPACIFIC Corp.	638	85,551
AMOREPACIFIC Group, Inc.	563	30,642
BGF Retail Co. Ltd.	159	23,481
BS Financial Group, Inc.	5,926	39,420
Bukwang Pharmaceutical Co. Ltd.	422	8,248
Cafe24 Corp. (a)	74	7,167
Celltrion Healthcare Co. Ltd.	950	53,037
Celltrion Pharm, Inc.	165	7,737
Celltrion, Inc. (a)	1,938	369,426
CHA Biotech Co. Ltd. (a)	462	7,430
Cheil Industries, Inc.	1,916	182,196
Cheil Worldwide, Inc.	888	17,667
Chong Kun Dang Pharmaceutical Corp.	136	10,334
CJ CGV Co. Ltd.	28	990
CJ CheilJedang Corp.	142	40,323
CJ Corp.	325	31,047
Com2uS Corp.	203	22,791
Cosmax, Inc.	156	15,723
Coway Co. Ltd.	1,072	66,049
Daelim Industrial Co.	471	31,372
Daewoo Engineering & Construction Co. Ltd. (a)	2,048	8,122
Daewoong Pharmaceutical Co. Ltd.	70	8,650
Db Insurance Co. Ltd.	1,060	66,703
DGB Financial Group Co. Ltd.	4,145	34,148
Dong Suh Companies, Inc.	539	8,810
Doosan Bobcat, Inc.	341	10,520
Doosan Co. Ltd.	357	37,390
Doosan Heavy Industries & Construction Co. Ltd. (a)	232	2,226
Doosan Infracore Co. Ltd. (a)	3,974	26,818
DuzonBizon Co. Ltd.	214	8,131
E-Mart Co. Ltd.	419	75,097
EO Technics Co. Ltd.	27	1,156
Fila Korea Ltd.	822	30,294
G-treeBNT Co. Ltd. (a)	97	1,883
Genexine Co. Ltd. (a)	120	7,814
Grand Korea Leisure Co. Ltd.	426	8,307
Green Cross Corp.	66	6,912
Green Cross Holdings Corp.	401	7,293
GS Engineering & Construction Corp.	1,252	45,812
GS Holdings Corp.	1,090	46,332
GS Retail Co. Ltd.	317	9,974
Hana Financial Group, Inc.	5,792	194,420
Hana Tour Service, Inc.	106	5,518
HanAll BioPharma Co. Ltd. (a)	434	9,015
Hanjin Kal Corp.	643	10,876
Hankook Tire Co. Ltd.	1,255	45,536
Hanmi Pharm Co. Ltd.	112	38,233
Hanmi Science Co. Ltd.	637	37,237
Hanon Systems	2,454	23,551
Hanssem Co. Ltd.	135	5,780
Hanwha Aerospace Co. Ltd. (a)	884	22,042
Hanwha Chemical Corp.	2,334	33,036
Hanwha Corp.	1,437	35,390
Hanwha Life Insurance Co. Ltd.	3,421	13,447
HDC Hyundai Development Co. (a)	830	32,007
HLB, Inc. (a)	582	44,173
Hotel Shilla Co.	770	48,117
HUGEL, Inc. (a)	23	5,531
Hyosung Advanced Materials Co. (a)	11	1,007
Hyosung Chemical Co. Ltd. (a)	10	1,139
Hyosung Corp.	37	1,664
Hyosung Heavy Industries Co. Ltd. (a)	33	1,225
Hyosung TNC Co. Ltd. (a)	9	1,376
Hyundai Construction Equipment Co. Ltd.	148	9,650
Hyundai Department Store Co. Ltd.	458	34,802
Hyundai Elevator Co. Ltd.	220	15,367
Hyundai Engineering & Construction Co. Ltd.	1,457	58,420
Hyundai Fire & Marine Insurance Co. Ltd.	1,084	39,712
Hyundai Glovis Co. Ltd.	333	33,271
Hyundai Greenfood Co. Ltd.	564	6,105
Hyundai Heavy Industries Co. Ltd. (a)	962	104,968
Hyundai Industrial Development & Construction Co.	92	1,355
Hyundai Merchant Marine Co. Ltd. (a)	4,077	13,507
Hyundai Mipo Dockyard Co. Ltd. (a)	115	9,474
Hyundai Mobis	1,342	223,471
Hyundai Motor Co.	2,433	227,094
Hyundai Robotics Co. Ltd. (a)	212	66,238
Hyundai Steel Co.	1,807	66,119
Hyundai Wia Corp.	73	1,894
Industrial Bank of Korea	4,579	59,595
ING Life Insurance Korea Ltd. (b)	312	8,381
JB Financial Group Co. Ltd.	4,677	22,504
Kakao Corp.	823	66,071
Kangwon Land, Inc.	2,081	52,344
KB Financial Group, Inc.	8,018	333,479
KCC Corp.	118	25,544
KEPCO Plant Service & Engineering Co. Ltd.	71	1,711
Kia Motors Corp.	5,321	132,442
Kiwoom Securities Co. Ltd.	283	18,726
Koh Young Technology, Inc.	112	8,854
Kolmar Korea Co. Ltd.	161	7,648
Kolon Industries, Inc.	188	8,271
Komipharm International Co. Ltd. (a)	488	9,110
Korea Aerospace Industries Ltd. (a)	1,340	33,999
Korea Electric Power Corp.	6,201	147,932
Korea Express Co. Ltd. (a)	198	27,505
Korea Gas Corp. (a)	828	37,808
Korea Investment Holdings Co. Ltd.	798	41,474
Korea Petro Chemical Industries Co. Ltd.	48	6,563
Korea Zinc Co. Ltd.	271	90,017
Korean Air Lines Co. Ltd.	1,779	42,799
Korean Reinsurance Co.	1,263	10,726
KT&G Corp.	2,460	218,834
Kumho Petro Chemical Co. Ltd.	285	21,506
LG Chemical Ltd.	801	243,599
LG Corp.	2,650	153,983
LG Display Co. Ltd.	4,707	68,595
LG Electronics, Inc.	2,145	119,000
LG Household & Health Care Ltd.	166	151,888
LG Innotek Co. Ltd.	244	26,517
LG International Corp.	404	5,541
LG Telecom Ltd.	5,690	80,538
Lotte Chemical Corp.	321	73,850
Lotte Confectionery Co. Ltd. (a)	235	9,793
Lotte Fine Chemical Co. Ltd.	192	6,857
Lotte Shopping Co. Ltd.	280	47,485
LS Cable Ltd.	505	22,351
LS Industrial Systems Ltd.	163	7,021
Mando Corp.	315	8,434
Medipost Co. Ltd. (a)	81	5,551
Medy-Tox, Inc.	68	27,796
Meritz Fire & Marine Insurance Co. Ltd.	1,490	23,767
Meritz Securities Co. Ltd.	4,710	16,388
Mirae Asset Daewoo Co. Ltd.	8,691	48,977
Naturecell Co. Ltd. (a)	299	3,774
NAVER Corp.	2,762	277,168
NCSOFT Corp.	338	127,231
Netmarble Corp. (b)	802	78,724
NHN Entertainment Corp. (a)	26	1,045
Nong Shim Co. Ltd.	43	8,216
Oci Co. Ltd.	303	22,625
Orion Corp./Republic of Korea	360	30,005
Ottogi Corp.	50	28,878
Paradise Co. Ltd.	526	8,252
Pearl Abyss Corp. (a)	128	23,065
Poongsan Corp.	57	1,206
POSCO	1,532	350,218
POSCO Chemtech Co. Ltd.	355	20,255
Posco Daewoo Corp.	1,050	16,380
S-Oil Corp.	835	90,745
S1 Corp.	395	33,407
Samsung Biologics Co. Ltd. (a)(b)	320	108,677
Samsung Card Co. Ltd.	361	10,646
Samsung Electro-Mechanics Co. Ltd.	1,148	118,724
Samsung Electronics Co. Ltd.	103,693	3,853,272
Samsung Engineering Co. Ltd. (a)	2,028	32,437
Samsung Fire & Marine Insurance Co. Ltd.	788	192,338
Samsung Heavy Industries Co. Ltd. (a)	5,094	31,073
Samsung Life Insurance Co. Ltd.	1,772	142,878
Samsung SDI Co. Ltd.	1,054	217,543
Samsung SDS Co. Ltd.	771	130,077
Samsung Securities Co. Ltd.	2,065	48,413
Seegene, Inc. (a)	66	1,064
Seoul Semiconductor Co. Ltd.	913	16,364
Shinhan Financial Group Co. Ltd.	9,141	340,032
Shinsegae Co. Ltd.	131	29,679
SillaJen, Inc. (a)	846	51,086
SK C&C Co. Ltd.	682	156,304
SK Chemicals Co. Ltd./New (a)	23	1,218
SK Energy Co. Ltd.	1,190	222,669
SK Hynix, Inc.	10,946	654,266
SK Materials Co., Ltd.	77	12,566
SK Networks Co. Ltd.	1,507	5,620
SK Telecom Co. Ltd.	996	233,723
SKC Co. Ltd.	449	13,045
Studio Dragon Corp.	79	6,370
STX Pan Ocean Co. Ltd. (Korea) (a)	2,228	9,314
ViroMed Co. Ltd. (a)	305	49,800
WONIK IPS Co. Ltd.	122	2,032
Woori Bank	6,782	93,617
Woori Investment & Securities Co. Ltd.	3,136	33,394
Young Poong Corp.	2	1,152
Yuhan Corp.	234	34,351
YUNGJIN Pharmaceutical Co. Ltd. (a)	994	4,809

TOTAL KOREA (SOUTH)		13,586,311

Luxembourg - 0.2%
Aperam	992	33,820
ArcelorMittal SA (Netherlands)	11,820	295,070
B&M European Value Retail S.A.	13,689	72,929
Eurofins Scientific SA	184	93,033
Millicom International Cellular SA (depository receipt)	1,175	66,382
PLAY Communications SA (b)	517	2,223
SES SA (France) (depositary receipt)	7,231	155,409
Subsea 7 SA	5,446	68,771
Tenaris SA	8,795	129,468

TOTAL LUXEMBOURG		917,105

Malaysia - 0.5%
AirAsia Group BHD	56,700	35,637
AMMB Holdings Bhd	16,800	15,256
Astro Malaysia Holdings Bhd (b)	21,600	6,969
Axiata Group Bhd	54,700	44,576
British American Tobacco (Malaysia) Bhd	2,700	20,067
Bumiputra-Commerce Holdings Bhd	92,348	126,235
Bursa Malaysia Bhd	7,100	12,420
Dialog Group Bhd	63,700	51,605
DiGi.com Bhd	38,600	39,758
Gamuda Bhd	28,200	16,107
Genting Bhd	42,300	74,198
Genting Malaysia Bhd	65,000	69,745
Hartalega Holdings Bhd	21,600	32,314
Hong Leong Bank Bhd	10,500	51,942
IHH Healthcare Bhd (b)	55,600	66,436
IJM Corp. Bhd	24,500	9,544
IOI Corp. Bhd	55,200	59,362
IOI Properties Group Bhd	22,800	7,138
Kuala Lumpur Kepong Bhd	8,500	50,620
Lotte Chemical Titan Holding BHD	8,800	9,043
Malayan Banking Bhd	81,372	184,543
Malaysia Airports Holdings Bhd	13,000	25,786
Maxis Bhd	25,000	31,246
MISC Bhd	28,200	41,109
My E.G.Services Bhd	22,900	6,567
Nestle (Malaysia) BHD	700	24,055
Petronas Chemicals Group Bhd	34,500	77,088
Petronas Dagangan Bhd	4,000	24,854
Petronas Gas Bhd	7,100	31,016
PPB Group Bhd	11,400	45,660
Press Metal Bhd	44,600	51,587
Public Bank Bhd	44,600	262,196
RHB Capital Bhd	24,900	31,121
Sime Darby Bhd	255,300	134,224
Sime Darby Plantation Bhd	56,500	71,022
Sime Darby Property Bhd	33,700	7,852
Telekom Malaysia Bhd	31,500	17,916
Tenaga Nasional Bhd	51,200	179,864
Top Glove Corp. Bhd	24,600	34,920
YTL Corp. Bhd	111,700	28,295

TOTAL MALAYSIA		2,109,893

Malta - 0.0%
Kindred Group PLC (depositary receipt)	4,463	47,609
Mauritius - 0.0%
Golden Agri-Resources Ltd.	127,300	23,435
Mexico - 0.6%
Alfa SA de CV Series A	64,800	68,299
America Movil S.A.B. de CV Series L	441,600	319,788
Banco Santander Mexico SA	33,065	41,231
CEMEX S.A.B. de CV unit (a)	281,000	140,270
Coca-Cola FEMSA S.A.B. de CV Series L	9,800	55,896
Embotelladoras Arca S.A.B. de CV	6,700	33,693
Fibra Uno Administracion SA de CV	51,400	55,238
Fomento Economico Mexicano S.A.B. de CV unit	40,000	340,054
Gruma S.A.B. de CV Series B	3,840	40,076
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	7,000	57,910
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	3,885	64,575
Grupo Aeroportuario Norte S.A.B. de CV	5,600	29,302
Grupo Bimbo S.A.B. de CV Series A	22,200	41,584
Grupo Carso SA de CV Series A1	7,200	21,189
Grupo Elektra SA de CV	1,210	51,213
Grupo Financiero Banorte S.A.B. de CV Series O	45,400	249,783
Grupo Financiero Inbursa S.A.B. de CV Series O	29,500	38,238
Grupo Mexico SA de CV Series B	63,300	146,056
Grupo Televisa SA de CV	46,800	134,917
Industrias Penoles SA de CV	1,250	17,618
Infraestructura Energetica Nova S.A.B. de CV	10,000	39,201
Mexichem S.A.B. de CV	19,000	50,191
Promotora y Operadora de Infraestructura S.A.B. de CV	2,240	20,385
Wal-Mart de Mexico SA de CV Series V	89,900	229,604

TOTAL MEXICO		2,286,311

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	54,000	74,369
Netherlands - 2.9%
Aalberts Industries NV	2,073	76,192
ABN AMRO Group NV GDR	3,842	94,431
AEGON NV	25,876	159,086
AerCap Holdings NV (a)	3,270	163,762
Airbus Group NV	11,228	1,240,854
Akzo Nobel NV	4,703	395,679
Altice Europe NV Class A	8,831	21,075
ASML Holding NV (Netherlands)	8,189	1,410,507
Cimpress NV (a)	617	77,119
CNH Industrial NV	18,590	193,420
Euronext NV (b)	1,399	86,280
EXOR NV	1,767	100,150
Ferrari NV	2,333	273,496
Fiat Chrysler Automobiles NV	20,249	308,476
Gemalto NV (a)	1,412	80,541
Heineken Holding NV	2,143	185,686
Heineken NV (Bearer)	3,887	350,448
ING Groep NV (Certificaten Van Aandelen)	71,930	851,004
Interxion Holding N.V. (a)	1,598	94,074
Koninklijke Ahold Delhaize NV	23,888	547,358
Koninklijke DSM NV	3,440	301,497
Koninklijke KPN NV	84,053	221,776
Koninklijke Philips Electronics NV	17,674	659,167
NN Group NV	5,504	236,896
NXP Semiconductors NV	5,754	431,492
QIAGEN NV (Germany) (a)	4,379	159,063
Randstad NV	2,459	124,080
RHI Magnesita NV	371	17,963
STMicroelectronics NV (Italy)	12,660	192,359
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	1,835	333,128
Unilever NV (Certificaten Van Aandelen) (Bearer)	31,945	1,716,565
Wolters Kluwer NV	5,604	318,384
X5 Retail Group NV GDR (Reg. S)	1,728	40,608
Yandex NV Series A (a)	4,541	136,820

TOTAL NETHERLANDS		11,599,436

New Zealand - 0.2%
Auckland International Airport Ltd.	16,745	76,379
Contact Energy Ltd.	12,724	46,414
Fisher & Paykel Healthcare Corp.	10,576	93,859
Fletcher Building Ltd.	14,056	55,400
Kiwi Property Group Ltd.	27,988	24,017
Mercury Nz Ltd.	13,461	29,866
Meridian Energy Ltd.	23,101	47,259
Ryman Healthcare Group Ltd.	7,930	62,614
SKYCITY Entertainment Group Ltd.	12,578	31,436
Spark New Zealand Ltd.	35,877	92,476
The a2 Milk Co. Ltd. (a)	13,909	94,575
Trade Maine Group Ltd.	8,433	26,689
Z Energy Ltd.	6,464	25,730

TOTAL NEW ZEALAND		706,714

Norway - 0.6%
Aker ASA (A Shares)	512	38,932
Aker Bp ASA	1,634	53,886
DNB ASA	17,123	309,867
Entra ASA (b)	1,906	25,821
Equinor ASA	19,389	504,402
Gjensidige Forsikring ASA	3,658	56,672
Leroy Seafood Group ASA	3,607	33,238
Marine Harvest ASA	7,067	171,020
Norsk Hydro ASA	25,926	134,585
Norwegian Finans Holding ASA (a)	2,051	18,333
Orkla ASA	15,443	133,256
Salmar ASA	1,074	56,695
Schibsted ASA:
(A Shares)	1,721	59,634
(B Shares)	1,013	32,085
SpareBank 1 SR-Bank ASA (primary capital certificate)	2,608	29,020
Sparebanken Midt-Norge	2,825	28,820
Storebrand ASA (A Shares)	9,547	79,458
Telenor ASA	12,982	238,163
TGS Nopec Geophysical Co. ASA	2,102	70,542
Tomra Systems ASA	2,218	54,991
Veidekke ASA	1,381	14,416
XXL ASA (b)	495	2,548
Yara International ASA	3,346	143,965

TOTAL NORWAY		2,290,349

Pakistan - 0.0%
Engro Corp. Ltd.	3,300	8,345
Habib Bank Ltd.	5,800	6,382
Lucky Cement Ltd.	1,800	6,757
Pakistan Oilfields Ltd.	5,820	23,938
Pakistan Petroleum Ltd.	18,630	26,288
Pakistan State Oil Co. Ltd.	3,120	6,607
United Bank Ltd.	9,400	10,643

TOTAL PAKISTAN		88,960

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	22,021	121,167
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	36,040	31,699
Alliance Global Group, Inc. (a)	76,900	16,348
Ayala Corp.	6,750	116,212
Ayala Land, Inc.	139,300	103,360
Bank of the Philippine Islands (BPI)	24,710	37,987
BDO Unibank, Inc.	33,030	75,657
DMCI Holdings, Inc.	50,800	12,206
GT Capital Holdings, Inc.	790	11,236
International Container Terminal Services, Inc.	32,940	55,787
JG Summit Holdings, Inc.	63,410	56,128
Jollibee Food Corp.	12,410	64,097
Manila Electric Co.	5,380	37,030
Megaworld Corp.	127,000	10,481
Metro Pacific Investments Corp.	291,400	26,175
Metropolitan Bank & Trust Co.	43,350	53,177
Philippine Long Distance Telephone Co.	2,840	73,385
Security Bank Corp.	12,200	32,967
SM Investments Corp.	12,970	218,444
SM Prime Holdings, Inc.	288,400	182,419
Universal Robina Corp.	17,600	42,817

TOTAL PHILIPPINES		1,257,612

Poland - 0.3%
Alior Bank SA (a)	1,961	29,514
Bank Millennium SA (a)	12,323	28,358
Bank Polska Kasa Opieki SA	2,588	70,616
Bank Zachodni WBK SA	606	53,759
BRE Bank SA	183	17,837
CD Projekt RED SA (a)	1,266	52,228
Cyfrowy Polsat SA (a)	4,549	26,200
Grupa Lotos SA	1,195	21,576
ING Bank Slaski SA	683	29,013
Jastrzebska Spolka Weglowa SA (a)	538	10,375
KGHM Polska Miedz SA (Bearer) (a)	2,661	60,250
LPP SA	29	59,328
NG2 SA	363	15,798
Polish Oil & Gas Co. SA	34,192	55,781
Polska Grupa Energetyczna SA (a)	15,826	43,348
Polski Koncern Naftowy Orlen SA	5,838	140,338
Powszechna Kasa Oszczednosci Bank SA	16,446	171,140
Powszechny Zaklad Ubezpieczen SA	9,652	98,554

TOTAL POLAND		984,013

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	208,830	56,342
Energias de Portugal SA	44,855	157,699
Galp Energia SGPS SA Class B	7,971	138,992
Jeronimo Martins SGPS SA	4,989	61,368
NOS SGPS SA	4,969	27,916
Portucel Industrial Empresa Produtora de Celulosa SA	3,625	18,066
Sonae SGPS SA	11,097	11,117

TOTAL PORTUGAL		471,500

Qatar - 0.3%
Barwa Real Estate Co. (a)	2,208	22,674
Doha Bank (a)	2,236	13,492
Industries Qatar QSC (a)	3,772	145,027
Masraf al Rayan (a)	12,108	126,334
Qatar Electricity & Water Co. (a)	815	42,055
Qatar Islamic Bank (a)	3,844	161,530
Qatar National Bank SAQ	8,609	461,070
Qatar Navigation QPSC (a)	1,663	32,452
Qatar Telecom (Qtel) Q.S.C. (a)	1,884	35,641

TOTAL QATAR		1,040,275

Russia - 0.7%
Alrosa Co. Ltd.	46,400	70,367
Gazprom OAO	224,590	530,060
Lukoil PJSC	7,966	597,990
Magnit OJSC	1,131	61,637
MMC Norilsk Nickel PJSC	1,252	209,067
Moscow Exchange MICEX-RTS OAO	21,820	29,116
NOVATEK OAO	12,190	194,266
Novolipetsk Steel OJSC	1,450	3,531
Novolipetsk Steel OJSC GDR (Reg. S)	1,613	38,970
Sberbank of Russia	184,400	530,018
Severstal PAO	3,140	49,097
Surgutneftegas OJSC	139,300	56,186
Tatneft PAO	27,860	331,746
VTB Bank OJSC (a)	105,000,000	58,307

TOTAL RUSSIA		2,760,358

Singapore - 0.9%
Ascendas Real Estate Investment Trust	47,000	85,507
CapitaCommercial Trust (REIT)	43,100	53,830
CapitaLand Ltd.	50,300	114,025
CapitaMall Trust	54,000	82,258
City Developments Ltd.	12,500	71,382
ComfortDelgro Corp. Ltd.	41,700	67,736
DBS Group Holdings Ltd.	32,800	555,527
Flextronics International Ltd. (a)	11,169	87,788
Hutchison Port Holdings Trust	98,200	24,059
Jardine Cycle & Carriage Ltd.	1,500	32,780
K-REIT Asia	40,400	32,958
Keppel Corp. Ltd.	28,500	127,567
Mapletree Commercial Trust	27,900	32,429
Mapletree Greater China Commercial Trust	34,100	27,819
Mapletree Industrial (REIT)	18,000	24,041
Mapletree Logistics Trust (REIT)	32,000	27,954
Oversea-Chinese Banking Corp. Ltd.	69,527	539,090
Sembcorp Industries Ltd.	18,500	37,664
Sembcorp Marine Ltd.	19,900	22,987
Singapore Airlines Ltd.	10,100	69,125
Singapore Airport Terminal Service Ltd.	12,500	44,941
Singapore Exchange Ltd.	14,900	73,578
Singapore Press Holdings Ltd.	25,200	48,211
Singapore Technologies Engineering Ltd.	29,900	76,631
Singapore Telecommunications Ltd.	148,900	339,692
Suntec (REIT)	45,300	57,886
United Overseas Bank Ltd.	26,500	466,426
UOL Group Ltd.	11,900	51,805
Venture Corp. Ltd.	5,100	56,407
Wilmar International Ltd.	69,900	159,466
Yangzijiang Shipbuilding Holdings Ltd.	42,700	38,225

TOTAL SINGAPORE		3,529,794

South Africa - 1.2%
AngloGold Ashanti Ltd.	7,744	74,965
Aspen Pharmacare Holdings Ltd.	6,300	66,619
AVI Ltd.	5,990	40,603
Barclays Africa Group Ltd.	5,996	60,604
Barloworld Ltd.	3,379	27,486
Bidcorp Ltd.	4,786	89,764
Bidvest Group Ltd.	5,507	68,600
Capitec Bank Holdings Ltd.	1,097	73,667
Clicks Group Ltd.	4,125	52,567
Discovery Ltd.	6,793	72,721
Exxaro Resources Ltd.	4,424	45,252
FirstRand Ltd.	61,307	267,253
Foschini Ltd.	3,619	39,550
Gold Fields Ltd.	13,037	34,467
Growthpoint Properties Ltd.	43,892	67,389
Hyprop Investments Ltd.	2,175	13,309
Impala Platinum Holdings Ltd. (a)	7,968	14,691
Imperial Holdings Ltd.	2,789	30,799
Investec Ltd.	4,009	24,939
Life Healthcare Group Holdings Ltd.	21,326	35,417
Mondi Ltd.	2,234	53,437
Mr Price Group Ltd.	5,017	78,548
MTN Group Ltd.	29,175	169,087
Naspers Ltd. Class N	8,170	1,435,838
Nedbank Group Ltd.	6,707	113,168
Netcare Ltd.	29,934	50,382
Old Mutual Ltd.	92,323	139,249
Pick 'n Pay Stores Ltd.	4,913	22,689
Rand Merchant Insurance Holdings Ltd.	11,837	27,553
Redefine Properties Ltd.	103,197	67,084
Remgro Ltd.	9,695	124,982
Resilient Property Income Fund Ltd.	7,176	29,098
RMB Holdings Ltd.	14,474	73,054
Sanlam Ltd.	30,144	151,737
Sappi Ltd.	8,884	49,947
Sasol Ltd.	9,397	307,094
Shoprite Holdings Ltd.	7,267	88,815
Spar Group Ltd.	4,000	47,675
Standard Bank Group Ltd.	24,334	269,410
Tiger Brands Ltd.	3,626	64,785
Truworths International Ltd.	7,773	42,636
Vodacom Group Ltd.	9,550	80,530
Woolworths Holdings Ltd.	11,940	41,220

TOTAL SOUTH AFRICA		4,728,680

Spain - 2.0%
ACS Actividades de Construccion y Servicios SA	3,686	138,233
Aena Sme SA	1,358	217,108
Amadeus IT Holding SA Class A	8,160	657,876
Banco Bilbao Vizcaya Argentaria SA	122,937	678,501
Banco de Sabadell SA	102,331	135,030
Banco Santander SA	273,515	1,301,373
Banco Santander SA rights (a)	227,251	8,829
Bankia SA	19,546	61,524
Bankinter SA	12,055	98,910
CaixaBank SA	66,555	269,329
Cellnex Telecom Sau (b)	3,272	81,570
EDP Renovaveis SA	4,037	36,306
Enagas SA	4,215	111,905
Endesa SA	5,675	118,786
Ferrovial SA	9,853	197,532
Gas Natural SDG SA	6,558	161,334
Grifols SA	6,043	172,416
Grifols SA ADR	4,653	95,014
Iberdrola SA	109,719	777,453
Inditex SA	20,904	590,266
Inmobiliaria Colonial SA	6,674	67,089
International Consolidated Airlines Group SA	2,604	20,115
International Consolidated Airlines Group SA CDI	39,017	300,925
MAPFRE SA (Reg.)	16,696	50,000
Merlin Properties Socimi SA	9,494	119,147
Red Electrica Corporacion SA	7,857	162,691
Repsol SA	20,806	371,779
Siemens Gamesa Renewable Energy SA (a)	4,421	49,033
Telefonica SA	80,012	656,343

TOTAL SPAIN		7,706,417

Sweden - 2.0%
AarhusKarlshamn AB	3,499	52,765
Alfa Laval AB	5,314	135,708
ASSA ABLOY AB (B Shares)	18,265	363,305
Atlas Copco AB:
(A Shares)	11,828	292,884
(B Shares)	7,402	169,658
Axfood AB	1,935	34,519
Billerud AB	2,807	33,281
Boliden AB	5,244	119,852
Castellum AB	4,966	85,660
Com Hem Holding AB	3,063	47,797
Dometic Group AB (b)	6,106	42,703
Electrolux AB (B Shares)	4,660	96,855
Elekta AB (B Shares)	7,369	93,450
Epiroc AB:
Class A (a)	12,941	113,640
Class B (a)	6,312	52,028
Essity AB Class B	11,210	255,899
Fabege AB	5,688	72,661
Fastighets AB Balder (a)	1,952	49,018
Getinge AB (B Shares)	4,943	48,560
H&M Hennes & Mauritz AB (B Shares)	17,514	309,346
Hemfosa Fastigheter AB	2,512	31,046
Hexagon AB (B Shares)	4,754	233,047
HEXPOL AB (B Shares)	5,403	50,008
Holmen AB (B Shares)	1,943	44,524
Husqvarna AB (B Shares)	7,847	59,270
ICA Gruppen AB	1,473	52,136
Industrivarden AB:
(A Shares)	4,076	87,033
(C Shares)	2,662	55,328
Indutrade AB	1,663	39,907
Intrum Justitia AB	1,336	34,075
Investor AB (B Shares)	8,196	355,294
Kinnevik AB (B Shares)	4,437	123,105
Loomis AB (B Shares)	1,124	34,760
Lundbergfoeretagen AB	1,087	33,544
Lundin Petroleum AB	4,041	123,379
Modern Times Group MTG AB (B Shares)	996	36,809
Nibe Industrier AB (B Shares)	8,255	86,220
Saab AB (B Shares)	1,350	52,902
Sandvik AB	20,492	324,472
Securitas AB (B Shares)	5,975	102,476
Skandinaviska Enskilda Banken AB (A Shares)	31,919	330,521
Skanska AB (B Shares)	7,660	120,578
SKF AB (B Shares)	7,282	116,975
SSAB Svenskt Stal AB (B Shares)	9,380	30,432
Svenska Cellulosa AB (SCA) (B Shares)	60,443	572,122
Svenska Handelsbanken AB (A Shares)	27,935	303,649
Swedbank AB (A Shares)	19,264	433,859
Swedish Match Co. AB	3,523	179,516
Swedish Orphan Biovitrum AB (a)	3,367	68,730
Tele2 AB (B Shares)	6,718	76,348
Telefonaktiebolaget LM Ericsson (B Shares)	56,763	494,222
TeliaSonera AB	50,985	229,877
Trelleborg AB (B Shares)	4,962	89,630
Volvo AB:
(A Shares)	4,293	64,363
(B Shares)	31,226	466,796
Wallenstam AB (B Shares)	3,562	32,093

TOTAL SWEDEN		8,038,635

Switzerland - 5.5%
ABB Ltd. (Reg.)	37,357	751,680
Adecco SA (Reg.)	3,288	161,078
Baloise Holdings AG	934	133,727
Clariant AG (Reg.)	5,555	119,743
Coca-Cola HBC AG	3,817	112,702
Compagnie Financiere Richemont SA Series A	9,732	711,318
Credit Suisse Group AG	37,964	496,329
Geberit AG (Reg.)	681	266,612
Givaudan SA	144	349,438
Julius Baer Group Ltd.	4,274	194,915
Kuehne & Nagel International AG	1,069	148,704
Lafargeholcim Ltd. (Reg.)	8,985	416,175
Lindt & Spruengli AG	2	159,658
Lindt & Spruengli AG (participation certificate)	19	131,113
Logitech International SA (Reg.)	3,332	123,302
Lonza Group AG	1,151	361,934
Nestle SA (Reg. S)	57,649	4,866,911
Novartis AG	49,392	4,325,374
Partners Group Holding AG	345	245,780
Roche Holding AG:
(Bearer)	690	167,987
(participation certificate)	12,932	3,147,163
Schindler Holding AG (participation certificate)	739	155,849
SGS SA (Reg.)	101	239,877
Sika AG	2,425	311,086
Sonova Holding AG Class B	1,037	169,427
Straumann Holding AG	203	138,572
Swatch Group AG (Bearer)	555	187,801
Swatch Group AG (Bearer) (Reg.)	1,626	108,572
Swiss Life Holding AG	581	219,328
Swiss Prime Site AG	1,384	112,407
Swiss Re Ltd.	6,021	543,782
Swisscom AG	478	218,983
Temenos Group AG	1,131	155,531
UBS Group AG	71,110	994,827
Zurich Insurance Group AG	2,723	845,441

TOTAL SWITZERLAND		21,793,126

Taiwan - 2.6%
Accton Technology Corp.	8,000	22,015
Acer, Inc.	45,000	31,540
Advantech Co. Ltd.	7,000	48,158
ASE Industrial Holding Co. Ltd.	59,000	118,913
Asia Cement Corp.	50,000	52,890
Asia Optical Co., Inc.	1,000	1,789
ASUSTeK Computer, Inc.	13,000	96,155
AU Optronics Corp.	140,000	54,668
Catcher Technology Co. Ltd.	15,000	150,918
Cathay Financial Holding Co. Ltd.	161,000	254,809
Chang Hwa Commercial Bank	123,720	70,131
Cheng Shin Rubber Industry Co. Ltd.	44,000	61,892
Chicony Electronics Co. Ltd.	7,000	13,995
China Airlines Ltd.	94,000	27,811
China Development Finance Holding Corp.	306,000	98,144
China Life Insurance Co. Ltd.	84,120	79,880
China Petrochemical Development Corp. (a)	24,000	8,760
China Steel Corp.	235,000	185,204
China Synthetic Rubber Corp.	2,658	2,970
Chinatrust Financial Holding Co. Ltd.	381,000	254,119
Chipbond Technology Corp.	17,000	31,188
Chroma ATE, Inc.	6,000	21,027
Chunghwa Telecom Co. Ltd.	96,000	338,895
Compal Electronics, Inc.	90,000	49,563
Compeq Manufacturing Co. Ltd.	11,000	7,035
CTCI Corp.	18,000	25,378
Delta Electronics, Inc.	37,000	155,359
E Ink Holdings, Inc.	8,000	6,305
E.SUN Financial Holdings Co. Ltd.	203,000	134,413
ECLAT Textile Co. Ltd.	4,000	47,480
Elite Material Co. Ltd.	4,000	7,997
eMemory Technology, Inc.	1,000	7,397
EPISTAR Corp.	29,000	26,180
EVA Airways Corp.	33,600	15,356
Evergreen Marine Corp. (Taiwan)	69,750	25,683
Evergreen Marine Corp. (Taiwan) rights 11/18/18 (a)	3,973	90
Far Eastern Textile Ltd.	79,000	79,228
Far EasTone Telecommunications Co. Ltd.	37,000	88,077
Feng Tay Enterprise Co. Ltd.	6,000	36,046
First Financial Holding Co. Ltd.	194,420	122,766
FLEXium Interconnect, Inc.	4,000	10,039
Formosa Chemicals & Fibre Corp.	68,000	245,991
Formosa Petrochemical Corp.	35,000	137,918
Formosa Plastics Corp.	92,000	300,124
Foxconn Technology Co. Ltd.	23,000	48,733
Fubon Financial Holding Co. Ltd.	139,000	217,521
Genius Electronic Optical Co. Ltd.	1,000	6,460
Giant Manufacturing Co. Ltd.	3,000	11,434
Giga-Byte Technology Co. Ltd.	6,000	7,839
Global Unichip Corp.	1,000	6,783
Grand Pacific Petrochemical Corp.	8,000	5,388
Grape King Bio Ltd.	1,000	6,298
Great Wall Enterprise Co. Ltd.	7,490	7,282
HannStar Display Corp.	10,000	2,196
Highwealth Construction Corp.	11,000	16,112
HIWIN Technologies Corp.	3,000	19,380
Hon Hai Precision Industry Co. Ltd. (Foxconn)	219,800	559,430
Hota Industrial Manufacturing Co. Ltd.	3,000	12,548
Hotai Motor Co. Ltd.	6,000	41,375
HTC Corp. (a)	10,000	10,853
Hua Nan Financial Holdings Co. Ltd.	169,890	95,754
Innolux Corp.	176,000	53,265
Inventec Corp.	50,000	40,293
King Slide Works Co. Ltd.	1,000	10,384
King Yuan Electronics Co. Ltd.	4,000	2,332
Largan Precision Co. Ltd.	2,000	216,405
Lee Chang Yung Chemical Industry Corp.	6,000	10,058
Lien Hwa Industrial Corp.	9,900	9,737
Lite-On Technology Corp.	45,000	51,598
Macronix International Co. Ltd.	37,340	20,684
Makalot Industrial Co. Ltd.	4,000	21,447
MediaTek, Inc.	30,000	220,442
Mega Financial Holding Co. Ltd.	210,000	177,371
Merida Industry Co. Ltd.	3,000	10,513
Merry Electronics Co. Ltd.	4,000	17,248
Micro-Star International Co. Ltd.	15,000	33,091
Nan Ya Plastics Corp.	98,000	243,413
Nanya Technology Corp.	7,000	11,621
Novatek Microelectronics Corp.	9,000	39,680
OBI Pharma, Inc. (a)	1,000	3,908
Pegatron Corp.	43,000	78,193
Phison Electronics Corp.	4,000	26,227
Pou Chen Corp.	58,000	58,730
Powertech Technology, Inc.	8,000	17,467
President Chain Store Corp.	11,000	123,997
Primax Electronics Ltd.	2,000	2,687
Qisda Corp.	52,000	29,476
Quanta Computer, Inc.	43,000	67,846
Radiant Opto-Electronics Corp.	9,000	23,517
Realtek Semiconductor Corp.	7,000	28,036
Ruentex Development Co. Ltd.	7,800	10,783
Ruentex Industries Ltd.	3,600	9,011
Shin Kong Financial Holding Co. Ltd.	202,843	66,499
Simplo Technology Co. Ltd.	2,000	11,595
Sino-American Silicon Products, Inc.	11,000	20,465
Sinopac Holdings Co.	245,180	83,151
St.Shine Optical Co. Ltd.	1,000	17,765
Standard Foods Corp.	2,000	3,001
Synnex Technology International Corp.	31,000	33,342
Taishin Financial Holdings Co. Ltd.	213,349	94,751
Taishin Financial Holdings Co. Ltd. rights 11/22/18 (a)	3,153	306
Taiwan Business Bank	110,840	36,516
Taiwan Cement Corp.	70,000	78,455
Taiwan Cooperative Financial Holding Co. Ltd.	178,890	100,537
Taiwan Fertilizer Co. Ltd.	8,000	10,853
Taiwan Mobile Co. Ltd.	50,000	178,453
Taiwan Paiho Ltd.	2,000	2,952
Taiwan Semiconductor Manufacturing Co. Ltd.	342,000	2,566,073
Tatung Co. Ltd. (a)	42,000	48,836
TECO Electric & Machinery Co. Ltd.	21,000	12,040
Tong Yang Industry Co. Ltd.	1,000	1,127
Tripod Technology Corp.	12,000	28,953
TSRC Corp.	2,000	1,841
TTY Biopharm Co. Ltd.	3,000	7,829
Unified-President Enterprises Corp.	94,000	227,406
Unimicron Technology Corp.	23,000	11,180
United Microelectronics Corp.	236,000	89,884
Vanguard International Semiconductor Corp.	15,000	27,616
Wafer Works Corp.	2,000	2,028
Walsin Lihwa Corp.	48,000	23,798
Walsin Technology Corp.	4,000	16,860
Win Semiconductors Corp.	6,000	18,411
Winbond Electronics Corp.	26,000	11,253
Wistron Corp.	71,000	43,342
Wistron NeWeb Corp.	1,020	2,372
WPG Holding Co. Ltd.	30,040	35,657
WT Microelectronics Co. Ltd.	1,000	1,287
Yageo Corp.	6,000	61,142
Yuanta Financial Holding Co. Ltd.	242,000	117,246

TOTAL TAIWAN		10,393,964

Thailand - 0.9%
Advanced Info Service PCL	6,200	36,647
Advanced Info Service PCL (For. Reg.)	14,600	86,297
Airports of Thailand PCL	22,900	44,198
Airports of Thailand PCL (For. Reg.)	58,700	113,293
Bangkok Bank PCL	37,900	242,304
Bangkok Chain Hospital PCL	26,200	15,407
Bangkok Dusit Medical Services PCL	48,100	35,538
Bangkok Dusit Medical Services PCL (For. Reg.)	130,000	96,049
Bangkok Expressway and Metro PCL	106,400	27,274
Bangkok Expressway and Metro PCL	92,100	23,608
Bangkok Land PCL	207,800	10,779
Bangkok Life Assurance PCL	11,600	11,107
Banpu PCL	29,500	15,479
Banpu PCL (For. Reg.)	50,700	26,604
Banpu Power PCL	2,100	1,514
BCPG PCL	2,600	1,466
Beauty Community PCL	21,600	6,514
Berli Jucker PCL (For. Reg)	16,200	27,236
BTS Group Holdings PCL	87,000	24,006
BTS Group Holdings PCL	58,900	16,253
Bumrungrad Hospital PCL	4,200	24,445
Bumrungrad Hospital PCL (For. Reg.)	4,800	27,937
C.P. ALL PCL	30,000	60,841
C.P. ALL PCL (For. Reg.)	76,600	155,348
Carabao Group PCL	1,100	1,501
Central Pattana PCL	19,400	46,218
Central Pattana PCL (For. Reg.)	48,100	114,593
Central Plaza Hotel PCL	12,200	14,809
Central Plaza Hotel PCL (a)	3,700	4,491
Charoen Pokphand Foods PCL	25,500	19,417
Charoen Pokphand Foods PCL (For. Reg.)	57,900	44,089
Delta Electronics PCL (For. Reg.)	2,400	4,994
Electricity Generating PCL (For. Reg.)	4,700	32,741
Energy Absolute PCL	9,400	14,032
Energy Absolute PCL	16,500	24,631
Esso Thailand PCL	14,100	6,166
Global Power Synergy Public Co. Ltd.	5,800	10,101
Glow Energy PCL	400	1,010
Glow Energy PCL (For. Reg.)	5,700	14,396
Hana Microelectronics PCL (For. Reg.)	5,400	5,903
Home Product Center PCL	39,100	17,569
Home Product Center PCL (For. Reg.)	67,500	30,330
Indorama Ventures PCL	10,300	16,851
Indorama Ventures PCL (For. Reg.)	18,700	30,593
Intouch Holdings PCL	41,700	66,650
IRPC PCL (For. Reg.)	165,200	30,390
Jasmine International Public Co. Ltd.	9,700	1,506
Kasikornbank PCL	40,500	243,660
KCE Electronics PCL	17,400	19,546
KCE Electronics PCL	1,900	2,134
Kiatnakin Bank PCL (For. Reg.)	9,500	20,412
Krung Thai Bank PCL	38,300	23,216
Krung Thai Bank PCL (For. Reg.)	94,900	57,524
Krungthai Card PCL	10,800	11,318
Krungthai Card PCL (For. Reg.)	9,900	10,375
Land & House PCL	43,100	13,388
Land & House PCL (For. Reg.)	70,400	21,867
Mega Lifesciences PCL	7,800	8,821
Minor International PCL	14,800	16,291
Minor International PCL (For. Reg.)	35,600	39,186
MK Restaurants Group PCL	1,900	3,853
Muangthai Leasing PCL	9,000	14,181
Muangthai Leasing PCL	8,500	13,393
PTT Exploration and Production PCL	7,700	32,393
PTT Exploration and Production PCL (For. Reg.)	19,200	80,772
PTT Global Chemical PCL	12,100	28,188
PTT Global Chemical PCL (For. Reg.)	32,600	75,945
PTT PCL	51,800	79,668
PTT PCL (For. Reg.)	131,000	201,478
Ratchaburi Electric Generating Holding PCL (For. Reg.)	16,400	24,234
Robinsons Department Store PCL (For. Reg.)	6,700	13,184
Siam Cement PCL	4,500	56,725
Siam Cement PCL (For. Reg.)	11,500	144,964
Siam City Cement PCL (For. Reg.)	900	6,514
Siam Commercial Bank PCL	13,900	57,637
Siam Commercial Bank PCL (For. Reg.)	36,600	151,764
Siam Global House PCL	2,900	1,635
Siam Global House PCL	12,500	7,049
Sino-Thai Engineering & Construction PCL (For. Reg.) (a)	16,900	12,639
Srisawad Corp. PCL	6,700	8,991
Star Petroleum Refining PCL	22,700	9,652
Thai Beverage PCL	193,400	87,265
Thai Oil PCL	5,800	14,824
Thai Oil PCL (For. Reg.)	15,200	38,848
Thai Union Frozen Products PCL (For. Reg.)	52,300	26,182
Thanachart Capital PCL (For. Reg.)	29,400	46,769
TISCO Financial Group PCL	8,000	18,999
TISCO Financial Group PCL	5,900	14,012
TMB PCL (For. Reg.)	345,900	23,783
TOA Paint Thailand PCL	1,600	1,628
Total Access Communication PCL (For. Reg.)	7,500	10,743
TPI Polene Power PCL	8,400	1,520
True Corp. PCL	65,300	11,619
True Corp. PCL (For. Reg.)	116,000	20,639
TTW PCL	19,000	7,048
WHA Corp. PCL	154,600	19,208

TOTAL THAILAND		3,538,809

Turkey - 0.2%
Akbank T.A.S.	57,102	67,526
Anadolu Efes Biracilik Ve Malt Sanayii A/S	656	2,205
Arcelik A/S	7,498	20,832
Bim Birlesik Magazalar A/S JSC	4,661	66,209
Coca-Cola Icecek Sanayi A/S	270	1,331
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	4,530	1,353
Enka Insaat ve Sanayi A/S	21,251	17,755
Eregli Demir ve Celik Fabrikalari T.A.S.	33,629	54,508
Ford Otomotiv Sanayi A/S	1,714	18,398
Haci Omer Sabanci Holding A/S	24,041	30,623
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	2,708	1,482
Koc Holding A/S	23,056	64,264
Petkim Petrokimya Holding A/S	2,254	2,049
TAV Havalimanlari Holding A/S	2,515	10,466
Tekfen Holding A/S	6,725	25,554
Tofas Turk Otomobil Fabrikasi A/S	354	1,336
Tupras Turkiye Petrol Rafinerileri A/S	2,230	52,542
Turk Hava Yollari AO (a)	16,272	40,901
Turk Sise ve Cam Fabrikalari A/S	12,756	10,794
Turkcell Iletisim Hizmet A/S	16,569	33,644
Turkiye Garanti Bankasi A/S	59,972	74,997
Turkiye Halk Bankasi A/S	2,043	2,255
Turkiye Is Bankasi A/S Series C	38,269	27,317
Turkiye Vakiflar Bankasi TAO	3,411	2,087
Ulker Biskuvi Sanayi A/S (a)	521	1,378
Yapi ve Kredi Bankasi A/S (a)	9,658	2,799

TOTAL TURKEY		634,605

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	35,270	77,681
Aldar Properties PJSC	85,927	40,470
Damac Properties Dubai Co. PJSC (a)	20,746	11,409
DP World Ltd.	3,272	58,863
Dubai Investments Ltd. (a)	44,368	19,568
Dubai Islamic Bank Pakistan Ltd. (a)	70,039	100,297
Emaar Properties PJSC	99,190	137,721
Emirates Telecommunications Corp. (a)	66,757	316,233
National Bank of Abu Dhabi PJSC	24,412	91,849
Union National Bank (a)	13,096	16,971

TOTAL UNITED ARAB EMIRATES		871,062

United Kingdom - 10.2%
3i Group PLC	17,888	200,796
Admiral Group PLC	4,764	122,579
Anglo American PLC (United Kingdom)	26,573	568,992
Antofagasta PLC	7,571	75,947
Ashtead Group PLC	9,670	239,232
Associated British Foods PLC	6,591	201,011
AstraZeneca PLC (United Kingdom)	23,283	1,780,909
Atlassian Corp. PLC (a)	1,409	106,957
Auto Trader Group PLC (b)	18,784	98,153
Aviva PLC	74,931	409,490
Babcock International Group PLC	10,079	78,741
BAE Systems PLC	59,179	396,812
Barclays PLC	288,636	635,954
Barratt Developments PLC	18,791	123,456
BBA Aviation PLC	15,704	48,215
Bellway PLC	2,475	90,825
Berkeley Group Holdings PLC	2,623	117,379
BHP Billiton PLC	39,257	783,126
BP PLC	348,536	2,517,727
British American Tobacco PLC (United Kingdom)	34,237	1,484,183
British Land Co. PLC	19,842	150,143
BT Group PLC	164,245	502,919
Bunzl PLC	6,259	184,886
Burberry Group PLC	8,448	195,556
Carnival PLC	4,077	222,219
Centrica PLC	102,666	193,167
Cobham PLC (a)	43,109	59,317
Coca-Cola European Partners PLC	4,350	197,882
Compass Group PLC	29,593	582,517
Croda International PLC	2,562	157,843
Derwent London PLC	2,255	84,424
Diageo PLC	46,405	1,604,291
Direct Line Insurance Group PLC	25,959	109,331
DS Smith PLC	20,837	104,644
easyJet PLC	5,366	82,306
G4S PLC (United Kingdom)	30,106	82,735
GlaxoSmithKline PLC	91,148	1,765,333
Halma PLC	7,759	131,705
Hammerson PLC	15,894	89,084
Hargreaves Lansdown PLC	4,660	111,266
Hays PLC	30,314	63,662
HSBC Holdings PLC (United Kingdom)	368,543	3,032,962
IMI PLC	5,599	71,173
Imperial Tobacco Group PLC	17,904	607,136
Inchcape PLC	8,406	58,128
Informa PLC	14,930	136,180
InterContinental Hotel Group PLC	3,757	197,370
Intermediate Capital Group PLC	6,088	74,082
International Game Technology PLC	1,950	36,173
Intertek Group PLC	3,049	182,702
Investec PLC	13,139	81,284
ITV PLC	69,104	131,566
J Sainsbury PLC	31,692	126,063
John Wood Group PLC	6,948	63,428
Johnson Matthey PLC	3,746	142,351
Just Eat Holding Ltd. (a)	9,050	70,285
Kingfisher PLC	42,974	139,544
Land Securities Group PLC	14,390	156,932
Legal & General Group PLC	106,962	343,848
Lloyds Banking Group PLC	1,161,645	847,699
London Stock Exchange Group PLC	5,743	316,751
Man Group PLC	34,505	68,560
Marks & Spencer Group PLC	31,511	119,221
Mediclinic International PLC	6,296	30,331
Meggitt PLC	15,205	102,967
Melrose Industries PLC	29,450	63,485
Micro Focus International PLC	3,805	58,986
Mondi PLC	6,944	163,715
National Grid PLC	66,829	708,310
Next PLC	2,771	184,320
Pearson PLC	15,535	178,465
Pennon Group PLC	7,217	68,835
Persimmon PLC	5,669	166,226
Prudential PLC	47,547	952,063
Quilter PLC	37,068	54,876
Reckitt Benckiser Group PLC	12,445	1,006,354
RELX PLC	19,240	381,185
Rentokil Initial PLC	36,262	146,559
Rightmove PLC	18,446	106,606
Rio Tinto PLC	22,484	1,091,616
Rolls-Royce Holdings PLC	35,087	376,280
Royal Bank of Scotland Group PLC	58,737	176,828
Royal Dutch Shell PLC:
Class A (United Kingdom)	84,412	2,689,207
Class B (United Kingdom)	65,849	2,147,529
Royal Mail PLC	17,126	78,587
RPC Group PLC	8,280	80,710
RSA Insurance Group PLC	19,024	137,242
Sage Group PLC	21,194	147,479
Schroders PLC	2,158	73,924
Scottish & Southern Energy PLC	18,818	274,280
Segro PLC	16,242	127,594
Severn Trent PLC	4,538	108,063
Smith & Nephew PLC	16,691	271,310
Smiths Group PLC	7,391	132,024
Spectris PLC	2,477	67,881
Spirax-Sarco Engineering PLC	1,440	119,087
St. James's Place Capital PLC	10,053	130,232
Standard Chartered PLC (United Kingdom)	51,777	363,667
Standard Life PLC	33,198	114,783
Tate & Lyle PLC	9,406	80,937
Taylor Wimpey PLC	55,011	113,559
Tesco PLC	148,369	404,072
The Weir Group PLC	4,205	85,245
Travis Perkins PLC	4,206	59,514
Tullett Prebon PLC	8,860	32,842
Unilever PLC	23,829	1,262,213
United Utilities Group PLC	12,861	119,445
Vodafone Group PLC	493,750	928,516
Whitbread PLC	3,401	191,275
WM Morrison Supermarkets PLC	43,834	139,007

TOTAL UNITED KINGDOM		40,257,383

United States of America - 0.1%
Altice U.S.A., Inc. Class A	3,569	58,210
Stratasys Ltd. (a)	721	13,742
Yum China Holdings, Inc.	6,809	245,669

TOTAL UNITED STATES OF AMERICA		317,621

TOTAL COMMON STOCKS
(Cost $406,251,764)		378,450,121

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Azul SA (a)	4,100	33,701
Banco Bradesco SA (PN)	54,600	503,233
Bradespar SA (PN)	4,100	38,075
Braskem SA (PN-A)	2,900	40,638
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	2,400	17,154
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	3,300	69,361
Companhia Energetica de Minas Gerais (CEMIG) (PN)	15,000	44,458
Gerdau SA	17,500	76,461
Itau Unibanco Holding SA	60,500	800,652
Itausa-Investimentos Itau SA (PN)	83,200	251,288
Lojas Americanas SA (PN)	11,300	57,085
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	82,200	610,067
Telefonica Brasil SA	8,000	92,909

TOTAL BRAZIL		2,635,082

Chile - 0.0%
Embotelladora Andina SA Class B	2,439	8,586
Sociedad Quimica y Minera de Chile SA (PN-B)	1,816	78,536

TOTAL CHILE		87,122

Colombia - 0.0%
Bancolombia SA (PN)	9,582	89,585
Grupo Aval Acciones y Valores SA	84,775	29,755

TOTAL COLOMBIA		119,340

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	980	74,037
Henkel AG & Co. KGaA	3,649	399,169
Porsche Automobil Holding SE (Germany)	2,881	183,217
Sartorius AG (non-vtg.)	643	93,222
Volkswagen AG	3,381	569,675

TOTAL GERMANY		1,319,320

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	73,650	37,272
Korea (South) - 0.2%
Hyundai Motor Co.	207	12,083
Hyundai Motor Co. Series 2	1,615	100,212
LG Chemical Ltd.	307	53,678
LG Household & Health Care Ltd.	69	44,266
Samsung Electronics Co. Ltd.	16,776	525,628

TOTAL KOREA (SOUTH)		735,867

Russia - 0.1%
AK Transneft OAO	30	77,831
Sberbank of Russia	40,400	100,151
Surgutneftegas OJSC	159,700	92,452

TOTAL RUSSIA		270,434

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (a)	1,336,944	1,709
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,917,995)		5,206,146

Money Market Funds - 15.2%
Fidelity Cash Central Fund, 2.23% (d)	59,577,431	59,589,346
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	325,797	325,830
TOTAL MONEY MARKET FUNDS
(Cost $59,915,176)		59,915,176
TOTAL INVESTMENT IN SECURITIES - 112.6%
(Cost $471,084,935)		443,571,443
NET OTHER ASSETS (LIABILITIES) - (12.6)%		(49,599,315)
NET ASSETS - 100%		$393,972,128
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	78	Dec. 2018	$7,068,750	$96,613	$96,613
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	54	Dec. 2018	2,583,090	38,706	38,706
TME S&P/TSX 60 Index Contracts (Canada)	5	Dec. 2018	679,251	8,284	8,284
TOTAL FUTURES CONTRACTS					$143,603

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $22,811,848.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,542,392 or 0.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$172,585
Fidelity Securities Lending Cash Central Fund	244
Total	$172,829

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$27,519,847	$11,822,469	$15,697,378	$--
Consumer Discretionary	39,827,109	25,619,318	14,207,791	--
Consumer Staples	36,820,107	17,897,114	18,922,993	--
Energy	27,114,128	13,888,973	13,225,155	--
Financials	84,426,919	54,086,241	30,340,678	--
Health Care	33,346,620	10,790,049	22,556,571	--
Industrials	48,843,385	28,215,642	20,627,743	--
Information Technology	31,163,147	18,268,835	12,894,312	--
Materials	29,926,909	20,235,112	9,691,797	--
Real Estate	13,219,911	11,203,748	2,016,163	--
Utilities	11,448,185	8,663,296	2,784,889	--
Money Market Funds	59,915,176	59,915,176	--	--
Total Investments in Securities:	$443,571,443	$280,605,973	$162,965,470	$--
Derivative Instruments:
Assets
Futures Contracts	$143,603	$143,603	$--	$--
Total Assets	$143,603	$143,603	$--	$--
Total Derivative Instruments:	$143,603	$143,603	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$143,603	$0
Total Equity Risk	143,603	0
Total Value of Derivatives	$143,603	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ International Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $323,605) — See accompanying schedule: Unaffiliated issuers (cost $411,169,759)	$383,656,267
Fidelity Central Funds (cost $59,915,176)	59,915,176
Total Investment in Securities (cost $471,084,935)		$443,571,443
Segregated cash with brokers for derivative instruments		3,643,992
Cash		98
Foreign currency held at value (cost $7,308,544)		7,285,836
Receivable for fund shares sold		5,113,572
Dividends receivable		687,398
Distributions receivable from Fidelity Central Funds		67,067
Total assets		460,369,406
Liabilities
Payable for investments purchased	$64,491,540
Payable for fund shares redeemed	1,332,381
Payable for daily variation margin on futures contracts	247,273
Other payables and accrued expenses	254
Collateral on securities loaned	325,830
Total liabilities		66,397,278
Net Assets		$393,972,128
Net Assets consist of:
Paid in capital		$422,247,818
Total distributable earnings (loss)		(28,275,690)
Net Assets, for 43,165,549 shares outstanding		$393,972,128
Net Asset Value, offering price and redemption price per share ($393,972,128 ÷ 43,165,549 shares)		$9.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 2, 2018 (commencement of operations) to October 31, 2018
Investment Income
Dividends		$1,546,652
Income from Fidelity Central Funds		172,829
Income before foreign taxes withheld		1,719,481
Less foreign taxes withheld		(137,601)
Total income		1,581,880
Expenses
Independent trustees' fees and expenses	$142
Total expenses		142
Net investment income (loss)		1,581,738
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $385)	90,898
Fidelity Central Funds	847
Foreign currency transactions	102,633
Futures contracts	(2,585,592)
Total net realized gain (loss)		(2,391,214)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(27,513,492)
Assets and liabilities in foreign currencies	(10,664)
Futures contracts	143,603
Total change in net unrealized appreciation (depreciation)		(27,380,553)
Net gain (loss)		(29,771,767)
Net increase (decrease) in net assets resulting from operations		$(28,190,029)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 2, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,581,738
Net realized gain (loss)	(2,391,214)
Change in net unrealized appreciation (depreciation)	(27,380,553)
Net increase (decrease) in net assets resulting from operations	(28,190,029)
Share transactions
Proceeds from sales of shares	462,386,169
Cost of shares redeemed	(40,224,012)
Net increase (decrease) in net assets resulting from share transactions	422,162,157
Total increase (decrease) in net assets	393,972,128
Net Assets
Beginning of period	–
End of period	$393,972,128
Other Information
Shares
Sold	47,322,476
Redeemed	(4,156,927)
Net increase (decrease)	43,165,549

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO International Index Fund

Year ended October 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	(.93)
Total from investment operations	(.87)
Net asset value, end of period	$9.13
Total ReturnC	(8.70)%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G
Expenses net of fee waivers, if anyF	- %G
Expenses net of all reductionsF	- %G
Net investment income (loss)	2.42%G
Supplemental Data
Net assets, end of period (000 omitted)	$393,972
Portfolio turnover rateH	0%I,J

 A For the period August 2, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

 J Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Large Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Apple, Inc.	4.8
Microsoft Corp.	3.5
Amazon.com, Inc.	2.7
Berkshire Hathaway, Inc. Class B	1.7
JPMorgan Chase & Co.	1.6
Johnson & Johnson	1.6
Facebook, Inc. Class A	1.5
Exxon Mobil Corp.	1.4
Alphabet, Inc. Class C	1.4
Alphabet, Inc. Class A	1.4
21.6

Top Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	21.7
Health Care	15.0
Financials	14.1
Communication Services	10.0
Consumer Discretionary	9.6
Industrials	9.2
Consumer Staples	7.3
Energy	5.5
Utilities	2.7
Real Estate	2.4

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.2%

Fidelity ZERO℠ Large Cap Index Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	27,527	$844,528
CenturyLink, Inc.	4,363	90,052
Verizon Communications, Inc.	18,287	1,044,005
		1,978,585
Entertainment - 2.1%
Activision Blizzard, Inc.	3,392	234,218
Electronic Arts, Inc. (a)	1,382	125,734
Liberty Media Corp.:
Liberty Braves Class A (a)	29	748
Liberty Braves Class C (a)	131	3,393
Liberty Formula One Group Series C (a)	925	30,599
Liberty Media Class A (a)	97	3,074
Liberty SiriusXM Series A (a)	370	15,259
Liberty SiriusXM Series C (a)	773	31,902
Netflix, Inc. (a)	1,941	585,755
Take-Two Interactive Software, Inc. (a)	512	65,981
The Walt Disney Co.	6,771	777,514
Twenty-First Century Fox, Inc.:
Class A	4,690	213,489
Class B	2,004	90,541
Viacom, Inc.:
Class A	35	1,238
Class B (non-vtg.)	1,564	50,017
		2,229,462
Interactive Media & Services - 4.5%
Alphabet, Inc.:
Class A (a)	1,333	1,453,743
Class C (a)	1,357	1,461,177
Facebook, Inc. Class A (a)	10,691	1,622,787
IAC/InterActiveCorp (a)	342	67,234
Twitter, Inc. (a)	2,898	100,706
		4,705,647
Media - 1.4%
CBS Corp. Class B	1,629	93,423
Charter Communications, Inc. Class A (a)	870	278,722
Comcast Corp. Class A	20,914	797,660
DISH Network Corp. Class A (a)	1,028	31,601
Interpublic Group of Companies, Inc.	1,730	40,067
Liberty Broadband Corp.:
Class A (a)	113	9,355
Class C (a)	695	57,636
Liberty Global PLC:
Class A (a)	987	25,297
Class C (a)	2,679	67,082
Omnicom Group, Inc.	1,036	76,996
		1,477,839
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,308	89,663

TOTAL COMMUNICATION SERVICES		10,481,196

CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.2%
Aptiv PLC	1,199	92,083
Autoliv, Inc.	547	45,587
BorgWarner, Inc.	888	34,996
Lear Corp.	300	39,870
		212,536
Automobiles - 0.5%
Ford Motor Co.	17,534	167,450
General Motors Co.	5,742	210,100
Tesla, Inc. (a)	595	200,705
		578,255
Distributors - 0.1%
Genuine Parts Co.	661	64,725
LKQ Corp. (a)	1,382	37,687
		102,412
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	1,090	39,153
Carnival Corp.	1,832	102,665
Darden Restaurants, Inc.	555	59,135
Domino's Pizza, Inc.	197	52,952
Hilton Worldwide Holdings, Inc.	910	64,765
Las Vegas Sands Corp.	1,632	83,281
Marriott International, Inc. Class A	1,375	160,724
McDonald's Corp.	3,574	632,241
MGM Mirage, Inc.	2,294	61,204
Norwegian Cruise Line Holdings Ltd. (a)	792	34,903
Royal Caribbean Cruises Ltd.	770	80,642
Starbucks Corp.	6,379	371,704
Wyndham Destinations, Inc.	1,022	36,669
Wynn Resorts Ltd.	354	35,612
Yum! Brands, Inc.	1,512	136,700
		1,952,350
Household Durables - 0.2%
D.R. Horton, Inc.	1,549	55,702
Lennar Corp.:
Class A	1,202	51,662
Class B	59	2,110
Mohawk Industries, Inc. (a)	278	34,675
Newell Brands, Inc.	2,156	34,237
NVR, Inc. (a)	15	33,585
Whirlpool Corp.	317	34,794
		246,765
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	1,793	2,865,232
eBay, Inc. (a)	4,362	126,629
Expedia, Inc.	552	69,237
Liberty Interactive Corp. QVC Group Series A (a)	2,101	46,096
The Booking Holdings, Inc. (a)	218	408,658
		3,515,852
Leisure Products - 0.0%
Hasbro, Inc.	503	46,130
Multiline Retail - 0.5%
Dollar General Corp.	1,169	130,203
Dollar Tree, Inc. (a)	1,065	89,780
Kohl's Corp.	758	57,403
Target Corp.	2,437	203,806
		481,192
Specialty Retail - 2.2%
AutoZone, Inc. (a)	124	90,950
Best Buy Co., Inc.	1,143	80,193
CarMax, Inc. (a)	823	55,890
Home Depot, Inc.	5,235	920,732
L Brands, Inc.	1,091	35,370
Lowe's Companies, Inc.	3,734	355,551
O'Reilly Automotive, Inc. (a)	381	122,206
Ross Stores, Inc.	1,730	171,270
Tiffany & Co., Inc.	451	50,196
TJX Companies, Inc.	2,852	313,378
Ulta Beauty, Inc. (a)	262	71,924
		2,267,660
Textiles, Apparel & Luxury Goods - 0.7%
Garrett Motion, Inc. (a)	289	4,384
Michael Kors Holdings Ltd. (a)	673	37,291
NIKE, Inc. Class B	5,894	442,286
PVH Corp.	344	41,552
Tapestry, Inc.	1,282	54,241
VF Corp.	1,475	122,248
		702,002

TOTAL CONSUMER DISCRETIONARY		10,105,154

CONSUMER STAPLES - 7.3%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	1,085	50,279
Constellation Brands, Inc. Class A (sub. vtg.)	774	154,204
Keurig Dr. Pepper, Inc.	810	21,060
Molson Coors Brewing Co. Class B	834	53,376
Monster Beverage Corp. (a)	1,850	97,773
PepsiCo, Inc.	6,376	716,535
The Coca-Cola Co.	17,188	822,961
		1,916,188
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	1,958	447,658
Kroger Co.	3,990	118,742
Sysco Corp.	2,149	153,288
Walgreens Boots Alliance, Inc.	3,893	310,545
Walmart, Inc.	6,561	657,937
		1,688,170
Food Products - 1.1%
Archer Daniels Midland Co.	2,506	118,409
Bunge Ltd.	622	38,440
Conagra Brands, Inc.	1,837	65,397
General Mills, Inc.	2,553	111,821
Ingredion, Inc.	319	32,276
Kellogg Co.	1,117	73,141
McCormick & Co., Inc. (non-vtg.)	537	77,328
Mondelez International, Inc.	6,700	281,266
The Hershey Co.	634	67,933
The J.M. Smucker Co.	512	55,460
The Kraft Heinz Co.	2,681	147,375
Tyson Foods, Inc. Class A	1,337	80,113
		1,148,959
Household Products - 1.5%
Church & Dwight Co., Inc.	1,122	66,613
Clorox Co.	579	85,953
Colgate-Palmolive Co.	3,937	234,448
Kimberly-Clark Corp.	1,578	164,585
Procter & Gamble Co.	11,422	1,012,903
		1,564,502
Personal Products - 0.2%
Coty, Inc. Class A	2,136	22,535
Estee Lauder Companies, Inc. Class A	1,004	137,990
		160,525
Tobacco - 1.1%
Altria Group, Inc.	8,552	556,222
Philip Morris International, Inc.	6,962	613,143
		1,169,365

TOTAL CONSUMER STAPLES		7,647,709

ENERGY - 5.5%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	1,891	50,471
Halliburton Co.	3,927	136,188
National Oilwell Varco, Inc.	1,710	62,928
Schlumberger Ltd.	6,220	319,148
TechnipFMC PLC	1,941	51,048
		619,783
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	2,456	130,659
Apache Corp.	1,713	64,803
Cabot Oil & Gas Corp.	2,045	49,550
Cheniere Energy, Inc. (a)	894	54,007
Chevron Corp.	8,516	950,811
Cimarex Energy Co.	424	33,695
Concho Resources, Inc. (a)	668	92,912
ConocoPhillips Co.	5,361	374,734
Devon Energy Corp.	2,366	76,658
Diamondback Energy, Inc.	443	49,775
EOG Resources, Inc.	2,594	273,252
EQT Corp.	1,083	36,790
Exxon Mobil Corp.	18,996	1,513,601
Hess Corp.	1,197	68,708
Kinder Morgan, Inc.	8,619	146,695
Marathon Oil Corp.	3,819	72,523
Marathon Petroleum Corp.	2,191	154,356
Noble Energy, Inc.	2,189	54,397
Occidental Petroleum Corp.	3,432	230,184
ONEOK, Inc.	1,842	120,835
Phillips 66 Co.	1,928	198,237
Pioneer Natural Resources Co.	764	112,514
Targa Resources Corp.	972	50,223
The Williams Companies, Inc.	3,714	90,362
Valero Energy Corp.	1,962	178,719
		5,179,000

TOTAL ENERGY		5,798,783

FINANCIALS - 14.1%
Banks - 6.1%
Bank of America Corp.	43,482	1,195,755
BB&T Corp.	3,539	173,977
Citigroup, Inc.	11,852	775,832
Citizens Financial Group, Inc.	2,186	81,647
Comerica, Inc.	784	63,943
East West Bancorp, Inc.	662	34,715
Fifth Third Bancorp	3,176	85,720
First Republic Bank	710	64,603
Huntington Bancshares, Inc.	4,877	69,887
JPMorgan Chase & Co.	15,552	1,695,479
KeyCorp	4,784	86,877
M&T Bank Corp.	676	111,817
PNC Financial Services Group, Inc.	2,134	274,198
Regions Financial Corp.	5,174	87,803
SunTrust Banks, Inc.	2,137	133,904
SVB Financial Group (a)	237	56,224
U.S. Bancorp	7,065	369,288
Wells Fargo & Co.	19,868	1,057,574
Zions Bancorporation	904	42,533
		6,461,776
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	253	28,756
Ameriprise Financial, Inc.	665	84,615
Bank of New York Mellon Corp.	4,592	217,339
BlackRock, Inc. Class A	553	227,515
Cboe Global Markets, Inc.	510	57,554
Charles Schwab Corp.	5,350	247,384
CME Group, Inc.	1,525	279,441
E*TRADE Financial Corp.	1,217	60,144
Franklin Resources, Inc.	1,452	44,286
Goldman Sachs Group, Inc.	1,574	354,732
IntercontinentalExchange, Inc.	2,622	201,999
Invesco Ltd.	1,809	39,273
Moody's Corp.	746	108,528
Morgan Stanley	6,245	285,147
MSCI, Inc.	404	60,754
Northern Trust Corp.	964	90,683
Raymond James Financial, Inc.	579	44,404
S&P Global, Inc.	1,143	208,392
SEI Investments Co.	586	31,322
State Street Corp.	1,665	114,469
T. Rowe Price Group, Inc.	1,087	105,428
TD Ameritrade Holding Corp.	1,222	63,202
		2,955,367
Consumer Finance - 0.8%
Ally Financial, Inc.	2,011	51,100
American Express Co.	3,228	331,612
Capital One Financial Corp.	2,173	194,049
Discover Financial Services	1,630	113,562
Synchrony Financial	3,305	95,448
		785,771
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	8,623	1,770,129
Linde PLC	1,253	207,334
		1,977,463
Insurance - 2.4%
AFLAC, Inc.	3,523	151,736
Allstate Corp.	1,610	154,109
American International Group, Inc.	4,032	166,481
Aon PLC	1,120	174,922
Arch Capital Group Ltd. (a)	1,775	50,357
Arthur J. Gallagher & Co.	801	59,282
Chubb Ltd.	2,082	260,063
Cincinnati Financial Corp.	674	53,003
Everest Re Group Ltd.	181	39,433
FNF Group	1,207	40,374
Hartford Financial Services Group, Inc.	1,604	72,854
Lincoln National Corp.	988	59,468
Loews Corp.	1,246	58,014
Markel Corp. (a)	63	68,874
Marsh & McLennan Companies, Inc.	2,288	193,908
MetLife, Inc.	4,721	194,458
Principal Financial Group, Inc.	1,208	56,861
Progressive Corp.	2,607	181,708
Prudential Financial, Inc.	1,903	178,463
Reinsurance Group of America, Inc.	286	40,718
The Travelers Companies, Inc.	1,229	153,785
Torchmark Corp.	480	40,637
Unum Group	996	36,115
Willis Group Holdings PLC	593	84,894
		2,570,517
Mortgage Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	5,145	50,781

TOTAL FINANCIALS		14,801,675

HEALTH CARE - 15.0%
Biotechnology - 2.6%
AbbVie, Inc.	7,149	556,550
Alexion Pharmaceuticals, Inc. (a)	1,003	112,406
Alkermes PLC (a)	679	27,724
Alnylam Pharmaceuticals, Inc. (a)	361	29,035
Amgen, Inc.	3,256	627,724
Biogen, Inc. (a)	949	288,752
BioMarin Pharmaceutical, Inc. (a)	789	72,722
bluebird bio, Inc. (a)	217	24,890
Celgene Corp. (a)	3,533	252,963
Gilead Sciences, Inc.	5,859	399,467
Incyte Corp. (a)	773	50,106
Regeneron Pharmaceuticals, Inc. (a)	345	117,038
Vertex Pharmaceuticals, Inc. (a)	1,134	192,168
		2,751,545
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	7,802	537,870
Abiomed, Inc. (a)	189	64,487
Align Technology, Inc. (a)	324	71,669
Baxter International, Inc.	2,250	140,648
Becton, Dickinson & Co.	1,189	274,065
Boston Scientific Corp. (a)	6,159	222,586
Danaher Corp.	2,745	272,853
Dentsply Sirona, Inc.	1,017	35,219
Edwards Lifesciences Corp. (a)	949	140,072
Hologic, Inc. (a)	1,245	48,543
IDEXX Laboratories, Inc. (a)	391	82,939
Intuitive Surgical, Inc. (a)	502	261,632
Medtronic PLC	6,068	545,028
ResMed, Inc.	637	67,471
Stryker Corp.	1,444	234,246
Teleflex, Inc.	199	47,907
The Cooper Companies, Inc.	221	57,087
Varian Medical Systems, Inc. (a)	406	48,464
Zimmer Biomet Holdings, Inc.	909	103,253
		3,256,039
Health Care Providers & Services - 3.4%
Aetna, Inc.	1,462	290,061
AmerisourceBergen Corp.	724	63,712
Anthem, Inc.	1,151	317,181
Cardinal Health, Inc.	1,414	71,548
Centene Corp. (a)	774	100,868
Cigna Corp.	1,106	236,474
CVS Health Corp.	4,544	328,940
DaVita HealthCare Partners, Inc. (a)	670	45,118
Express Scripts Holding Co. (a)	2,539	246,207
HCA Holdings, Inc.	1,270	169,583
Henry Schein, Inc. (a)	706	58,598
Humana, Inc.	640	205,062
Laboratory Corp. of America Holdings (a)	458	73,532
McKesson Corp.	936	116,775
Quest Diagnostics, Inc.	613	57,689
UnitedHealth Group, Inc.	4,344	1,135,304
Universal Health Services, Inc. Class B	388	47,165
		3,563,817
Health Care Technology - 0.1%
Cerner Corp. (a)	1,419	81,280
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	1,445	93,622
Illumina, Inc. (a)	655	203,803
Mettler-Toledo International, Inc. (a)	115	62,884
Quintiles Transnational Holdings, Inc. (a)	654	80,396
Thermo Fisher Scientific, Inc.	1,797	419,869
Waters Corp. (a)	358	67,909
		928,483
Pharmaceuticals - 4.9%
Allergan PLC	1,492	235,751
Bristol-Myers Squibb Co.	7,339	370,913
Eli Lilly & Co.	4,343	470,955
Johnson & Johnson	12,044	1,686,040
Merck & Co., Inc.	12,261	902,532
Mylan NV (a)	2,410	75,313
Nektar Therapeutics (a)	694	26,844
Perrigo Co. PLC	579	40,704
Pfizer, Inc.	26,718	1,150,477
Zoetis, Inc. Class A	2,186	197,068
		5,156,597

TOTAL HEALTH CARE		15,737,761

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.6%
Arconic, Inc.	1,874	38,098
General Dynamics Corp.	1,245	214,862
Harris Corp.	536	79,709
Huntington Ingalls Industries, Inc.	205	44,788
L3 Technologies, Inc.	351	66,504
Lockheed Martin Corp.	1,118	328,524
Northrop Grumman Corp.	781	204,583
Raytheon Co.	1,296	226,852
Rockwell Collins, Inc.	731	93,583
Spirit AeroSystems Holdings, Inc. Class A	512	43,013
Textron, Inc.	1,183	63,444
The Boeing Co.	2,510	890,699
TransDigm Group, Inc. (a)	217	71,664
United Technologies Corp.	3,328	413,371
		2,779,694
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	625	55,644
Expeditors International of Washington, Inc.	799	53,677
FedEx Corp.	1,107	243,916
United Parcel Service, Inc. Class B	3,079	328,037
		681,274
Airlines - 0.4%
American Airlines Group, Inc.	1,915	67,178
Delta Air Lines, Inc.	2,942	161,016
Southwest Airlines Co.	2,447	120,148
United Continental Holdings, Inc. (a)	1,129	96,541
		444,883
Building Products - 0.3%
A.O. Smith Corp.	667	30,369
Fortune Brands Home & Security, Inc.	704	31,560
Johnson Controls International PLC	4,153	132,771
Masco Corp.	1,429	42,870
Owens Corning	505	23,871
Resideo Technologies, Inc. (a)	541	11,388
		272,829
Commercial Services & Supplies - 0.3%
Cintas Corp.	387	70,384
Copart, Inc. (a)	893	43,677
Republic Services, Inc.	1,009	73,334
Waste Management, Inc.	1,795	160,599
		347,994
Electrical Equipment - 0.6%
AMETEK, Inc.	1,024	68,690
Eaton Corp. PLC	1,976	141,620
Emerson Electric Co.	2,875	195,155
Fortive Corp.	1,372	101,871
Rockwell Automation, Inc.	577	95,049
		602,385
Industrial Conglomerates - 1.5%
3M Co.	2,675	508,946
General Electric Co.	38,884	392,728
Honeywell International, Inc.	3,413	494,271
Roper Technologies, Inc.	459	129,851
		1,525,796
Machinery - 1.3%
Caterpillar, Inc.	2,667	323,560
Cummins, Inc.	701	95,820
Deere & Co.	1,435	194,356
Dover Corp.	887	73,479
IDEX Corp.	340	43,119
Illinois Tool Works, Inc.	1,383	176,429
Ingersoll-Rand PLC	1,120	107,453
PACCAR, Inc.	1,579	90,335
Parker Hannifin Corp.	598	90,675
Pentair PLC	1,105	44,366
Stanley Black & Decker, Inc.	690	80,399
Xylem, Inc.	795	52,136
		1,372,127
Professional Services - 0.3%
CoStar Group, Inc. (a)	163	58,911
Equifax, Inc.	541	54,879
IHS Markit Ltd. (a)	1,619	85,046
Nielsen Holdings PLC	1,481	38,476
Verisk Analytics, Inc. (a)	691	82,809
		320,121
Road & Rail - 1.1%
CSX Corp.	4,006	275,853
J.B. Hunt Transport Services, Inc.	382	42,253
Kansas City Southern	468	47,717
Norfolk Southern Corp.	1,283	215,326
Old Dominion Freight Lines, Inc.	305	39,778
Union Pacific Corp.	3,527	515,718
		1,136,645
Trading Companies & Distributors - 0.2%
Fastenal Co.	1,292	66,422
United Rentals, Inc. (a)	378	45,386
W.W. Grainger, Inc.	233	66,165
		177,973

TOTAL INDUSTRIALS		9,661,721

INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	207	47,682
Cisco Systems, Inc.	22,162	1,013,912
Juniper Networks, Inc.	1,694	49,583
Motorola Solutions, Inc.	728	89,224
Palo Alto Networks, Inc. (a)	413	75,596
		1,275,997
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	1,372	122,794
CDW Corp.	689	62,017
Cognex Corp.	770	32,987
Corning, Inc.	3,903	124,701
Dell Technologies, Inc. (a)	912	82,436
TE Connectivity Ltd.	1,581	119,239
Trimble, Inc. (a)	1,120	41,866
		586,040
IT Services - 4.9%
Accenture PLC Class A	2,769	436,450
Akamai Technologies, Inc. (a)	751	54,260
Alliance Data Systems Corp.	213	43,916
Amdocs Ltd.	648	40,999
Automatic Data Processing, Inc.	1,988	286,431
Broadridge Financial Solutions, Inc.	524	61,277
Cognizant Technology Solutions Corp. Class A	2,646	182,653
DXC Technology Co.	1,470	107,060
Fidelity National Information Services, Inc.	1,498	155,942
Fiserv, Inc. (a)	1,870	148,291
FleetCor Technologies, Inc. (a)	403	80,612
Gartner, Inc. (a)	408	60,188
Global Payments, Inc.	716	81,789
IBM Corp.	3,860	445,560
Jack Henry & Associates, Inc.	349	52,291
Leidos Holdings, Inc.	631	40,876
MasterCard, Inc. Class A	4,163	822,900
Paychex, Inc.	1,435	93,978
PayPal Holdings, Inc. (a)	5,066	426,507
Square, Inc. (a)	1,206	88,581
The Western Union Co.	2,049	36,964
Total System Services, Inc.	753	68,636
VeriSign, Inc. (a)	381	54,308
Visa, Inc. Class A	8,127	1,120,307
Worldpay, Inc. (a)	1,332	122,331
		5,113,107
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	3,678	66,976
Analog Devices, Inc.	1,657	138,707
Applied Materials, Inc.	4,788	157,429
Broadcom, Inc.	1,823	407,422
Intel Corp.	20,982	983,636
KLA-Tencor Corp.	705	64,536
Lam Research Corp.	728	103,179
Marvell Technology Group Ltd.	1,907	31,294
Maxim Integrated Products, Inc.	1,265	63,275
Microchip Technology, Inc.	1,052	69,201
Micron Technology, Inc. (a)	5,173	195,126
NVIDIA Corp.	2,717	572,825
ON Semiconductor Corp. (a)	1,925	32,725
Qorvo, Inc. (a)	565	41,533
Qualcomm, Inc.	6,610	415,703
Skyworks Solutions, Inc.	815	70,709
Texas Instruments, Inc.	4,419	410,216
Xilinx, Inc.	1,127	96,212
		3,920,704
Software - 6.1%
Adobe, Inc. (a)	2,210	543,130
ANSYS, Inc. (a)	382	57,128
Autodesk, Inc. (a)	986	127,441
CA Technologies, Inc.	1,408	62,459
Cadence Design Systems, Inc. (a)	1,253	55,846
Citrix Systems, Inc.	634	64,966
Intuit, Inc.	1,088	229,568
Microsoft Corp.	34,583	3,693,810
Oracle Corp.	13,660	667,154
Red Hat, Inc. (a)	794	136,282
Salesforce.com, Inc. (a)	3,076	422,150
ServiceNow, Inc. (a)	776	140,487
Splunk, Inc. (a)	629	62,799
Symantec Corp.	2,740	49,731
Synopsys, Inc. (a)	677	60,612
Workday, Inc. Class A (a)	603	80,211
		6,453,774
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	23,017	5,037,499
Hewlett Packard Enterprise Co.	7,156	109,129
HP, Inc.	7,487	180,736
NetApp, Inc.	1,209	94,894
Seagate Technology LLC	1,298	52,219
Western Digital Corp.	1,328	57,197
		5,531,674

TOTAL INFORMATION TECHNOLOGY		22,881,296

MATERIALS - 2.1%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	979	151,109
Albemarle Corp. U.S.	488	48,419
Celanese Corp. Class A	611	59,230
CF Industries Holdings, Inc.	1,029	49,423
DowDuPont, Inc.	10,495	565,890
Eastman Chemical Co.	650	50,928
Ecolab, Inc.	1,166	178,573
FMC Corp.	607	47,395
International Flavors & Fragrances, Inc.	357	51,644
LyondellBasell Industries NV Class A	1,452	129,620
PPG Industries, Inc.	1,144	120,223
Sherwin-Williams Co.	370	145,584
		1,598,038
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	285	48,815
Vulcan Materials Co.	586	59,268
		108,083
Containers & Packaging - 0.3%
Avery Dennison Corp.	394	35,744
Ball Corp.	1,578	70,694
International Paper Co.	1,861	84,415
Packaging Corp. of America	418	38,377
WestRock Co.	1,128	48,470
		277,700
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	6,047	70,448
Newmont Mining Corp.	2,396	74,084
Nucor Corp.	1,430	84,542
Steel Dynamics, Inc.	1,044	41,342
		270,416

TOTAL MATERIALS		2,254,237

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	448	54,759
American Tower Corp.	1,922	299,467
AvalonBay Communities, Inc.	620	108,736
Boston Properties, Inc.	695	83,928
Crown Castle International Corp.	1,821	198,016
Digital Realty Trust, Inc.	922	95,206
Equinix, Inc.	350	132,559
Equity Residential (SBI)	1,651	107,249
Essex Property Trust, Inc.	297	74,482
Extra Space Storage, Inc.	570	51,334
HCP, Inc.	2,122	58,461
Host Hotels & Resorts, Inc.	3,326	63,560
Iron Mountain, Inc.	1,248	38,201
Mid-America Apartment Communities, Inc.	504	49,246
Prologis, Inc.	2,388	153,954
Public Storage	671	137,870
Realty Income Corp.	1,267	76,362
SBA Communications Corp. Class A (a)	528	85,626
Simon Property Group, Inc.	1,394	255,827
Ventas, Inc.	1,601	92,922
Vornado Realty Trust	764	52,013
Welltower, Inc.	1,663	109,874
Weyerhaeuser Co.	3,389	90,249
		2,469,901
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	1,335	53,787

TOTAL REAL ESTATE		2,523,688

UTILITIES - 2.7%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	2,203	161,612
Duke Energy Corp.	3,135	259,045
Edison International	1,461	101,379
Entergy Corp.	813	68,251
Eversource Energy	1,421	89,892
Exelon Corp.	4,299	188,339
FirstEnergy Corp.	2,004	74,709
NextEra Energy, Inc.	2,106	363,285
PG&E Corp.	2,302	107,757
PPL Corp.	3,069	93,298
Southern Co.	4,501	202,680
Xcel Energy, Inc.	2,281	111,792
		1,822,039
Multi-Utilities - 0.9%
Ameren Corp.	1,086	70,134
CenterPoint Energy, Inc.	1,946	52,561
CMS Energy Corp.	1,269	62,841
Consolidated Edison, Inc.	1,391	105,716
Dominion Resources, Inc.	2,883	205,904
DTE Energy Co.	804	90,370
Public Service Enterprise Group, Inc.	2,266	121,072
Sempra Energy	1,125	123,885
WEC Energy Group, Inc.	1,414	96,718
		929,201
Water Utilities - 0.1%
American Water Works Co., Inc.	799	70,735

TOTAL UTILITIES		2,821,975

TOTAL COMMON STOCKS
(Cost $109,766,865)		104,715,195

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 2.23% (b)
(Cost $2,368,623)	2,368,150	2,368,623
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $112,135,488)		107,083,818
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(1,909,314)
NET ASSETS - 100%		$105,174,504

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	Dec. 2018	$406,665	$10,322	$10,322

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,082
Fidelity Securities Lending Cash Central Fund	6
Total	$10,088

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$10,481,196	$10,481,196	$--	$--
Consumer Discretionary	10,105,154	10,105,154	--	--
Consumer Staples	7,647,709	7,647,709	--	--
Energy	5,798,783	5,798,783	--	--
Financials	14,801,675	14,801,675	--	--
Health Care	15,737,761	15,737,761	--	--
Industrials	9,661,721	9,661,721	--	--
Information Technology	22,881,296	22,881,296	--	--
Materials	2,254,237	2,254,237	--	--
Real Estate	2,523,688	2,523,688	--	--
Utilities	2,821,975	2,821,975	--	--
Money Market Funds	2,368,623	2,368,623	--	--
Total Investments in Securities:	$107,083,818	$107,083,818	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$10,322	$10,322	$--	$--
Total Assets	$10,322	$10,322	$--	$--
Total Derivative Instruments:	$10,322	$10,322	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$10,322	$0
Total Equity Risk	10,322	0
Total Value of Derivatives	$10,322	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Large Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $109,766,865)	$104,715,195
Fidelity Central Funds (cost $2,368,623)	2,368,623
Total Investment in Securities (cost $112,135,488)		$107,083,818
Segregated cash with brokers for derivative instruments		18,000
Cash		12,376
Receivable for investments sold		3,948
Receivable for fund shares sold		2,833,963
Dividends receivable		61,969
Distributions receivable from Fidelity Central Funds		6,213
Receivable for daily variation margin on futures contracts		3,870
Total assets		110,024,157
Liabilities
Payable for investments purchased	$4,569,301
Payable for fund shares redeemed	280,352
Total liabilities		4,849,653
Net Assets		$105,174,504
Net Assets consist of:
Paid in capital		$110,135,643
Total distributable earnings (loss)		(4,961,139)
Net Assets, for 11,247,750 shares outstanding		$105,174,504
Net Asset Value, offering price and redemption price per share ($105,174,504 ÷ 11,247,750 shares)		$9.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period September 13, 2018 (commencement of operations) to October 31, 2018
Investment Income
Dividends		$88,389
Income from Fidelity Central Funds		10,088
Total income		98,477
Expenses
Independent trustees' fees and expenses	$7
Total expenses		7
Net investment income (loss)		98,470
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(944)
Futures contracts	(14,417)
Total net realized gain (loss)		(15,361)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,051,670)
Futures contracts	10,322
Total change in net unrealized appreciation (depreciation)		(5,041,348)
Net gain (loss)		(5,056,709)
Net increase (decrease) in net assets resulting from operations		$(4,958,239)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period September 13, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$98,470
Net realized gain (loss)	(15,361)
Change in net unrealized appreciation (depreciation)	(5,041,348)
Net increase (decrease) in net assets resulting from operations	(4,958,239)
Share transactions
Proceeds from sales of shares	113,838,139
Cost of shares redeemed	(3,705,396)
Net increase (decrease) in net assets resulting from share transactions	110,132,743
Total increase (decrease) in net assets	105,174,504
Net Assets
Beginning of period	–
End of period	$105,174,504
Other Information
Shares
Sold	11,641,079
Redeemed	(393,329)
Net increase (decrease)	11,247,750

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Large Cap Index Fund

Year ended October 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.67)
Total from investment operations	(.65)
Net asset value, end of period	$9.35
Total ReturnC	(6.50)%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G
Expenses net of fee waivers, if anyF	- %G
Expenses net of all reductionsF	- %G
Net investment income (loss)	1.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$105,175
Portfolio turnover rateH	1%I

 A For the period September 13, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Total Market Index Fund

Investment Summary (Unaudited)

Top Five Stocks as of October 31, 2018

% of fund's net assets
Apple, Inc.	4.1
Microsoft Corp.	3.0
Amazon.com, Inc.	2.3
Berkshire Hathaway, Inc. Class B	1.4
JPMorgan Chase & Co.	1.4
12.2

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	20.7
Health Care	14.5
Financials	14.3
Consumer Discretionary	10.2
Industrials	10.0

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.7%

Fidelity ZERO℠ Total Market Index Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	303,711	$9,317,853
Atlantic Tele-Network, Inc.	443	37,429
CenturyLink, Inc.	48,532	1,001,700
Cincinnati Bell, Inc. (a)	1,962	27,841
Cogent Communications Group, Inc.	2,314	120,282
Consolidated Communications Holdings, Inc. (b)	2,828	35,407
Frontier Communications Corp. (b)	3,102	14,921
Globalstar, Inc. (a)	7,659	2,663
IDT Corp. Class B	339	2,387
Intelsat SA (a)	1,905	49,644
Iridium Communications, Inc. (a)	4,168	82,568
ORBCOMM, Inc. (a)	3,748	35,718
Verizon Communications, Inc.	201,733	11,516,937
Vonage Holdings Corp. (a)	9,723	128,927
WideOpenWest, Inc. (a)	380	3,701
Windstream Holdings, Inc. (a)	719	2,962
Zayo Group Holdings, Inc. (a)	9,784	292,346
		22,673,286
Entertainment - 1.9%
Activision Blizzard, Inc.	37,533	2,591,654
AMC Entertainment Holdings, Inc. Class A	3,103	59,764
Cinemark Holdings, Inc.	5,298	220,238
Electronic Arts, Inc. (a)	15,333	1,394,996
Glu Mobile, Inc. (a)	4,161	29,335
Liberty Media Corp.:
Liberty Braves Class A (a)	1,379	35,578
Liberty Braves Class C (a)	415	10,749
Liberty Formula One Group Series C (a)	11,018	364,475
Liberty Media Class A (a)	288	9,127
Liberty SiriusXM Series A (a)	2,651	109,327
Liberty SiriusXM Series C (a)	9,916	409,233
Lions Gate Entertainment Corp.:
Class A	4,587	87,887
Class B	3,880	69,025
Live Nation Entertainment, Inc. (a)	6,743	352,659
Marcus Corp.	1,007	39,293
Netflix, Inc. (a)	21,441	6,470,465
Pandora Media, Inc. (a)	12,953	110,101
Take-Two Interactive Software, Inc. (a)	5,651	728,244
The Madison Square Garden Co. (a)	832	230,148
The Walt Disney Co.	74,708	8,578,720
Twenty-First Century Fox, Inc.:
Class A	49,786	2,266,259
Class B	23,841	1,077,136
Viacom, Inc.:
Class A	1,491	52,737
Class B (non-vtg.)	16,197	517,980
World Wrestling Entertainment, Inc. Class A	1,835	133,203
Zynga, Inc. (a)	37,758	137,439
		26,085,772
Interactive Media & Services - 3.9%
Alphabet, Inc.:
Class A (a)	14,917	16,268,182
Class C (a)	14,756	15,888,818
Care.com, Inc. (a)	730	12,848
Facebook, Inc. Class A (a)	118,028	17,915,470
IAC/InterActiveCorp (a)	3,765	740,161
Liberty TripAdvisor Holdings, Inc. (a)	3,993	57,579
Match Group, Inc. (a)	3,022	156,298
MeetMe, Inc. (a)	3,097	13,658
QuinStreet, Inc. (a)	1,680	26,712
Snap, Inc. Class A (a)(b)	12,006	79,360
TripAdvisor, Inc. (a)	5,386	280,826
TrueCar, Inc. (a)	3,366	38,305
Twitter, Inc. (a)	31,742	1,103,035
XO Group, Inc. (a)	1,112	38,486
Yelp, Inc. (a)	3,709	158,819
Zillow Group, Inc.:
Class A (a)	2,735	110,412
Class C (a)(b)	4,779	192,403
		53,081,372
Media - 1.4%
AMC Networks, Inc. Class A (a)	2,384	139,655
Cable One, Inc.	218	195,271
CBS Corp. Class B	18,238	1,045,949
Charter Communications, Inc. Class A (a)	9,645	3,089,969
Comcast Corp. Class A	231,042	8,811,942
Discovery Communications, Inc.:
Class A (a)(b)	8,087	261,938
Class C (non-vtg.) (a)	9,929	291,019
DISH Network Corp. Class A (a)	11,186	343,858
E.W. Scripps Co. Class A	2,475	41,630
Entercom Communications Corp. Class A	5,670	36,798
Entravision Communication Corp. Class A	2,719	13,432
Fluent, Inc. (a)	617	1,493
Gannett Co., Inc.	4,408	42,758
GCI Liberty, Inc. (a)	4,534	214,594
Gray Television, Inc. (a)	3,969	68,703
Hemisphere Media Group, Inc. (a)	228	3,071
Interpublic Group of Companies, Inc.	19,850	459,726
John Wiley & Sons, Inc. Class A	2,125	115,260
Liberty Broadband Corp.:
Class A (a)	1,306	108,124
Class C (a)	7,591	629,522
Liberty Global PLC:
Class A (a)	10,844	277,932
Class C (a)	29,236	732,069
Loral Space & Communications Ltd. (a)	732	32,691
Meredith Corp.	1,900	97,964
MSG Network, Inc. Class A (a)	2,816	71,949
National CineMedia, Inc.	2,297	20,558
New Media Investment Group, Inc.	2,038	28,634
News Corp.:
Class A	19,540	257,733
Class B	5,587	74,531
Nexstar Broadcasting Group, Inc. Class A	2,354	176,291
Omnicom Group, Inc.	11,362	844,424
Scholastic Corp.	1,494	64,810
Sinclair Broadcast Group, Inc. Class A	3,761	107,715
Sirius XM Holdings, Inc.	72,592	437,004
Tegna, Inc.	10,377	119,751
The New York Times Co. Class A	5,943	156,895
Tribune Media Co. Class A	3,382	128,550
tronc, Inc. (a)	942	14,215
		19,558,428
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	2,267	71,025
Gogo, Inc. (a)(b)	2,818	16,119
Shenandoah Telecommunications Co.	1,957	74,405
Spok Holdings, Inc.	2,301	32,260
Sprint Corp. (a)	32,420	198,410
T-Mobile U.S., Inc. (a)	14,360	984,378
Telephone & Data Systems, Inc.	4,663	143,760
U.S. Cellular Corp. (a)	645	30,812
		1,551,169

TOTAL COMMUNICATION SERVICES		122,950,027

CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.3%
Adient PLC (b)	4,692	142,731
American Axle & Manufacturing Holdings, Inc. (a)	5,297	80,355
Aptiv PLC	13,346	1,024,973
Autoliv, Inc.	4,313	359,445
BorgWarner, Inc.	10,221	402,810
Cooper Tire & Rubber Co.	2,315	71,510
Cooper-Standard Holding, Inc. (a)	709	65,689
Dana Holding Corp.	7,617	118,597
Delphi Technologies PLC	4,284	91,849
Dorman Products, Inc. (a)	1,532	121,043
Fox Factory Holding Corp. (a)	1,923	103,323
Gentex Corp.	13,928	293,184
Gentherm, Inc. (a)	1,588	69,300
Hertz Global Holdings, Inc. (a)	4,252	58,465
Horizon Global Corp. (a)	442	2,480
LCI Industries	1,187	82,318
Lear Corp.	3,304	439,102
Modine Manufacturing Co. (a)	2,115	27,516
Motorcar Parts of America, Inc. (a)	813	17,219
Shiloh Industries, Inc. (a)	188	1,709
Standard Motor Products, Inc.	1,163	62,930
Stoneridge, Inc. (a)	1,084	27,544
Superior Industries International, Inc.	1,109	10,901
Tenneco, Inc.	3,262	112,311
The Goodyear Tire & Rubber Co.	11,781	248,108
Tower International, Inc.	981	29,126
Veoneer, Inc. (a)(b)	4,291	144,092
Visteon Corp. (a)	1,409	111,367
		4,319,997
Automobiles - 0.5%
Ford Motor Co.	194,702	1,859,404
General Motors Co.	63,507	2,323,721
Harley-Davidson, Inc.	8,359	319,481
REV Group, Inc.	1,337	14,587
Tesla, Inc. (a)	6,584	2,220,915
Thor Industries, Inc.	2,310	160,868
Winnebago Industries, Inc.	1,592	43,876
		6,942,852
Distributors - 0.1%
Core-Mark Holding Co., Inc.	2,333	89,611
Genuine Parts Co.	7,302	715,012
LKQ Corp. (a)	14,840	404,687
Pool Corp.	1,908	278,091
		1,487,401
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	2,809	142,220
American Public Education, Inc. (a)	775	25,366
Bridgepoint Education, Inc. (a)	1,165	11,184
Bright Horizons Family Solutions, Inc. (a)	2,727	313,360
Career Education Corp. (a)	3,877	55,751
Carriage Services, Inc.	1,406	26,798
Chegg, Inc. (a)	3,891	106,146
Frontdoor, Inc. (a)	3,769	128,334
Graham Holdings Co.	202	117,372
Grand Canyon Education, Inc. (a)	2,297	286,436
H&R Block, Inc.	10,421	276,573
Houghton Mifflin Harcourt Co. (a)	3,983	26,686
K12, Inc. (a)	2,145	45,924
Laureate Education, Inc. Class A (a)	1,393	20,742
Regis Corp. (a)	1,879	31,642
Service Corp. International	9,140	379,036
ServiceMaster Global Holdings, Inc. (a)	6,626	284,123
Sotheby's Class A (Ltd. vtg.) (a)	1,637	68,754
Strategic Education, Inc.	501	63,036
Weight Watchers International, Inc. (a)	1,314	86,855
		2,496,338
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	12,221	438,978
Belmond Ltd. Class A (a)	4,347	74,421
Biglari Holdings, Inc. (a)	11	8,250
Biglari Holdings, Inc. (a)	33	4,703
BJ's Restaurants, Inc.	774	47,353
Bloomin' Brands, Inc.	4,403	87,840
Bojangles', Inc. (a)	803	12,695
Boyd Gaming Corp.	4,012	106,559
Brinker International, Inc.	2,360	102,306
Caesars Entertainment Corp. (a)(b)	7,561	64,949
Carnival Corp.	20,267	1,135,763
Carrols Restaurant Group, Inc. (a)	1,274	16,766
Chipotle Mexican Grill, Inc. (a)	1,242	571,730
Choice Hotels International, Inc.	1,826	134,028
Churchill Downs, Inc.	714	178,222
Chuy's Holdings, Inc. (a)	688	16,767
Cracker Barrel Old Country Store, Inc. (b)	1,157	183,593
Darden Restaurants, Inc.	6,142	654,430
Dave & Buster's Entertainment, Inc.	1,914	113,979
Del Frisco's Restaurant Group, Inc. (a)	412	2,781
Del Taco Restaurants, Inc. (a)	1,465	15,969
Denny's Corp. (a)	3,786	65,687
Dine Brands Global, Inc.	775	62,806
Domino's Pizza, Inc.	2,209	593,757
Drive Shack, Inc. (a)	2,256	12,047
Dunkin' Brands Group, Inc.	4,504	326,810
El Pollo Loco Holdings, Inc. (a)	1,746	21,842
Eldorado Resorts, Inc. (a)(b)	2,761	100,777
Extended Stay America, Inc. unit	10,007	162,914
Fiesta Restaurant Group, Inc. (a)	1,392	35,928
Golden Entertainment, Inc. (a)	702	12,755
Habit Restaurants, Inc. Class A (a)	876	11,125
Hilton Grand Vacations, Inc. (a)	3,375	90,686
Hilton Worldwide Holdings, Inc.	9,997	711,486
Hyatt Hotels Corp. Class A	2,669	184,695
International Speedway Corp. Class A	1,449	54,352
Jack in the Box, Inc.	1,427	112,633
Las Vegas Sands Corp.	18,137	925,531
Marriott International, Inc. Class A	15,221	1,779,183
Marriott Vacations Worldwide Corp.	1,225	108,400
McDonald's Corp.	39,434	6,975,875
MGM Mirage, Inc.	25,213	672,683
Monarch Casino & Resort, Inc. (a)	309	11,980
Norwegian Cruise Line Holdings Ltd. (a)	8,915	392,884
Papa John's International, Inc. (b)	1,100	59,994
Penn National Gaming, Inc. (a)	4,962	120,477
Planet Fitness, Inc. (a)	4,438	217,861
Playa Hotels & Resorts NV (a)	2,729	23,442
PlayAGS, Inc. (a)	218	5,287
Potbelly Corp. (a)	785	9,169
RCI Hospitality Holdings, Inc.	159	4,163
Red Robin Gourmet Burgers, Inc. (a)	473	14,285
Red Rock Resorts, Inc.	3,550	82,147
Royal Caribbean Cruises Ltd.	8,561	896,594
Ruth's Hospitality Group, Inc.	1,251	33,815
Scientific Games Corp. Class A (a)	2,838	63,174
SeaWorld Entertainment, Inc. (a)	3,204	83,688
Shake Shack, Inc. Class A (a)	784	41,466
Six Flags Entertainment Corp.	3,707	199,659
Sonic Corp.	1,993	86,257
Starbucks Corp.	70,323	4,097,721
Texas Roadhouse, Inc. Class A	3,536	213,787
The Cheesecake Factory, Inc.	2,064	99,774
U.S. Foods Holding Corp. (a)	6,920	201,856
Vail Resorts, Inc.	2,000	502,640
Wendy's Co.	8,871	152,936
Wingstop, Inc.	1,410	88,294
Wyndham Destinations, Inc.	5,055	181,373
Wyndham Hotels & Resorts, Inc.	5,123	252,513
Wynn Resorts Ltd.	3,873	389,624
Yum! Brands, Inc.	16,701	1,509,937
Zoe's Kitchen, Inc. (a)	383	4,872
		27,035,723
Household Durables - 0.4%
Beazer Homes U.S.A., Inc. (a)	2,217	19,532
Cavco Industries, Inc. (a)	437	87,667
Century Communities, Inc. (a)	884	18,758
D.R. Horton, Inc.	16,837	605,459
Ethan Allen Interiors, Inc.	1,561	29,878
Flexsteel Industries, Inc.	700	17,794
Garmin Ltd.	5,406	357,661
GoPro, Inc. Class A (a)(b)	4,276	28,093
Green Brick Partners, Inc. (a)	457	4,296
Hamilton Beach Brands Holding Co. Class A	96	2,229
Helen of Troy Ltd. (a)	1,311	162,721
Hooker Furniture Corp.	594	17,386
Hovnanian Enterprises, Inc. Class A (a)	2,216	3,235
Installed Building Products, Inc. (a)	734	22,358
iRobot Corp. (a)(b)	1,291	113,827
KB Home	5,096	101,767
La-Z-Boy, Inc.	2,446	67,999
Leggett & Platt, Inc.	6,377	231,549
Lennar Corp.:
Class A	11,073	475,918
Class B	3,554	127,127
LGI Homes, Inc. (a)(b)	672	28,755
Libbey, Inc.	435	3,280
M.D.C. Holdings, Inc.	1,879	52,800
M/I Homes, Inc. (a)	2,042	49,355
Meritage Homes Corp. (a)	1,619	60,308
Mohawk Industries, Inc. (a)	3,078	383,919
Newell Brands, Inc.	24,025	381,517
NVR, Inc. (a)	177	396,308
PulteGroup, Inc.	13,760	338,083
Roku, Inc. Class A (a)	767	42,645
Taylor Morrison Home Corp. (a)	4,707	77,854
Tempur Sealy International, Inc. (a)	2,297	106,144
Toll Brothers, Inc.	7,249	244,001
TopBuild Corp. (a)	1,963	89,552
TRI Pointe Homes, Inc. (a)	6,530	77,707
Tupperware Brands Corp.	2,402	84,310
Universal Electronics, Inc. (a)	598	18,699
Vuzix Corp. (a)	423	2,572
Whirlpool Corp.	3,562	390,965
William Lyon Homes, Inc. (a)	860	11,662
Zagg, Inc. (a)	1,231	14,907
		5,350,597
Internet & Direct Marketing Retail - 3.0%
1-800-FLOWERS.com, Inc. Class A (a)	1,383	14,452
Amazon.com, Inc. (a)	19,789	31,623,020
Blue Apron Holdings, Inc. Class A (a)(b)	545	774
Duluth Holdings, Inc. (a)	430	13,214
eBay, Inc. (a)	48,439	1,406,184
Etsy, Inc. (a)	5,359	227,865
Expedia, Inc.	6,163	773,025
FTD Companies, Inc. (a)	295	584
Groupon, Inc. (a)	17,865	58,419
GrubHub, Inc. (a)	4,347	403,141
Lands' End, Inc. (a)	776	12,657
Liberty Expedia Holdings, Inc. (a)	2,895	125,701
Liberty Interactive Corp. QVC Group Series A (a)	23,570	517,126
NutriSystem, Inc.	1,717	61,057
Overstock.com, Inc. (a)	609	12,253
PetMed Express, Inc.	798	22,296
Quotient Technology, Inc. (a)	3,022	38,893
Shutterfly, Inc. (a)	1,629	81,450
Shutterstock, Inc.	1,065	43,537
Stamps.com, Inc. (a)	886	179,123
The Booking Holdings, Inc. (a)	2,416	4,528,985
Wayfair LLC Class A (a)	2,177	240,101
		40,383,857
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)	2,475	33,858
Brunswick Corp.	4,108	213,575
Callaway Golf Co.	5,022	107,471
Hasbro, Inc.	5,598	513,393
Johnson Outdoors, Inc. Class A	260	19,581
Malibu Boats, Inc. Class A (a)	858	34,492
Mattel, Inc. (a)(b)	17,139	232,748
MCBC Holdings, Inc. (a)	763	22,646
Nautilus, Inc. (a)	1,184	14,480
Polaris Industries, Inc.	2,947	262,224
Sturm, Ruger & Co., Inc. (b)	857	50,897
Vista Outdoor, Inc. (a)	2,973	37,163
		1,542,528
Media - 0.0%
Altice U.S.A., Inc. Class A	2,671	43,564
Liberty Latin America Ltd. (a)	6,769	121,910
Liberty Latin America Ltd. Class A (a)	1,774	31,897
		197,371
Multiline Retail - 0.5%
Big Lots, Inc.	2,239	92,963
Dillard's, Inc. Class A (b)	1,123	79,082
Dollar General Corp.	12,930	1,440,143
Dollar Tree, Inc. (a)	11,811	995,667
Fred's, Inc. Class A (a)	630	1,726
JC Penney Corp., Inc. (a)(b)	17,144	25,202
Kohl's Corp.	8,334	631,134
Macy's, Inc.	15,274	523,745
Nordstrom, Inc.	5,757	378,638
Ollie's Bargain Outlet Holdings, Inc. (a)	2,392	222,217
Target Corp.	26,859	2,246,218
		6,636,735
Specialty Retail - 2.3%
Aaron's, Inc. Class A	2,951	139,081
Abercrombie & Fitch Co. Class A	3,064	60,361
Advance Auto Parts, Inc.	3,673	586,798
America's Car Mart, Inc. (a)	262	19,624
American Eagle Outfitters, Inc.	8,853	204,150
Armstrong Flooring, Inc. (a)	856	13,311
Asbury Automotive Group, Inc. (a)	1,095	71,285
Ascena Retail Group, Inc. (a)	9,235	35,555
AutoNation, Inc. (a)	3,221	130,386
AutoZone, Inc. (a)	1,352	991,651
Barnes & Noble Education, Inc. (a)	697	3,980
Barnes & Noble, Inc.	3,395	21,490
Bed Bath & Beyond, Inc. (b)	6,684	91,838
Best Buy Co., Inc.	12,810	898,750
Big 5 Sporting Goods Corp. (b)	335	1,176
Boot Barn Holdings, Inc. (a)	915	22,582
Burlington Stores, Inc. (a)	3,385	580,494
Caleres, Inc.	1,875	64,125
Camping World Holdings, Inc.	1,624	27,852
CarMax, Inc. (a)	8,975	609,492
Cars.com, Inc. (a)	3,177	82,951
Chico's FAS, Inc.	5,521	42,346
Citi Trends, Inc.	1,141	28,902
Conn's, Inc. (a)	1,362	37,836
Dick's Sporting Goods, Inc.	3,857	136,422
DSW, Inc. Class A	3,643	96,722
Express, Inc. (a)	3,181	28,025
Five Below, Inc. (a)	2,714	308,907
Floor & Decor Holdings, Inc. Class A (a)(b)	1,384	35,403
Foot Locker, Inc.	6,011	283,359
Francesca's Holdings Corp. (a)	707	2,149
GameStop Corp. Class A (b)	5,110	74,606
Gap, Inc.	10,581	288,861
Genesco, Inc. (a)	1,215	51,990
GNC Holdings, Inc. Class A (a)(b)	3,232	11,894
Group 1 Automotive, Inc.	814	47,000
Guess?, Inc.	2,689	57,114
Haverty Furniture Companies, Inc.	1,794	36,382
Hibbett Sports, Inc. (a)	917	16,020
Home Depot, Inc.	57,722	10,152,145
Kirkland's, Inc. (a)	270	2,730
L Brands, Inc.	12,225	396,335
Lithia Motors, Inc. Class A (sub. vtg.)	1,249	111,261
Lowe's Companies, Inc.	41,232	3,926,111
Lumber Liquidators Holdings, Inc. (a)(b)	1,469	17,569
MarineMax, Inc. (a)	854	19,437
Michaels Companies, Inc. (a)(b)	5,606	88,855
Monro, Inc.	1,599	118,966
Murphy U.S.A., Inc. (a)	1,677	135,217
O'Reilly Automotive, Inc. (a)	4,217	1,352,603
Office Depot, Inc.	26,791	68,585
Party City Holdco, Inc. (a)	1,854	19,411
Penske Automotive Group, Inc.	1,547	68,656
Pier 1 Imports, Inc.	1,466	2,331
Rent-A-Center, Inc. (a)	2,757	39,287
RH (a)(b)	866	100,205
Ross Stores, Inc.	19,094	1,890,306
Sally Beauty Holdings, Inc. (a)	6,042	107,608
Shoe Carnival, Inc.	529	21,546
Signet Jewelers Ltd.	3,033	170,000
Sleep Number Corp. (a)	2,191	79,687
Sonic Automotive, Inc. Class A (sub. vtg.)	1,279	23,175
Sportsman's Warehouse Holdings, Inc. (a)	690	3,471
Tailored Brands, Inc.	2,418	50,802
The Buckle, Inc.	1,849	37,720
The Cato Corp. Class A (sub. vtg.)	1,036	19,974
The Children's Place Retail Stores, Inc.	908	135,655
Tiffany & Co., Inc.	5,050	562,065
Tile Shop Holdings, Inc.	656	4,264
Tilly's, Inc.	619	10,981
TJX Companies, Inc.	31,382	3,448,254
Tractor Supply Co.	6,236	573,026
Ulta Beauty, Inc. (a)	2,925	802,971
Urban Outfitters, Inc. (a)	3,824	150,895
Vitamin Shoppe, Inc. (a)	482	3,745
Williams-Sonoma, Inc.	3,984	236,570
Zumiez, Inc. (a)	879	20,446
		31,213,735
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	2,303	221,042
Columbia Sportswear Co.	1,440	130,003
Crocs, Inc. (a)	3,063	62,914
Deckers Outdoor Corp. (a)	1,613	205,125
Emerald Expositions Events, Inc.	285	4,167
Fossil Group, Inc. (a)	2,275	49,390
G-III Apparel Group Ltd. (a)	1,816	72,386
Garrett Motion, Inc. (a)	4,522	68,599
Hanesbrands, Inc.	17,699	303,715
J.Jill, Inc. (a)	220	1,111
lululemon athletica, Inc. (a)	4,748	668,186
Michael Kors Holdings Ltd. (a)	7,696	426,435
Movado Group, Inc.	857	33,003
NIKE, Inc. Class B	64,938	4,872,948
Oxford Industries, Inc.	700	62,286
PetIQ, Inc. Class A (a)	322	10,195
PVH Corp.	3,870	467,457
Ralph Lauren Corp.	2,815	364,852
Samsonite International SA	67,800	194,531
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,476	185,019
Steven Madden Ltd.	4,495	140,559
Stitch Fix, Inc. (a)(b)	334	8,804
Tapestry, Inc.	14,118	597,333
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	7,031	155,455
Class C (non-vtg.) (a)(b)	11,698	231,971
Unifi, Inc. (a)	877	20,075
Vera Bradley, Inc. (a)	944	12,451
VF Corp.	16,282	1,349,452
Wolverine World Wide, Inc.	4,593	161,536
		11,081,000

TOTAL CONSUMER DISCRETIONARY		138,688,134

CONSUMER STAPLES - 6.6%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	413	126,911
Brown-Forman Corp. Class B (non-vtg.)	12,106	560,992
Coca-Cola Bottling Co. Consolidated	189	32,627
Constellation Brands, Inc. Class A (sub. vtg.)	8,582	1,709,792
Craft Brew Alliance, Inc. (a)	156	2,861
Keurig Dr. Pepper, Inc.	8,991	233,766
MGP Ingredients, Inc. (b)	737	52,452
Molson Coors Brewing Co. Class B	9,177	587,328
Monster Beverage Corp. (a)	20,566	1,086,913
National Beverage Corp. (a)	593	54,823
PepsiCo, Inc.	70,348	7,905,708
Primo Water Corp. (a)	1,410	23,505
The Coca-Cola Co.	189,223	9,059,997
		21,437,675
Food & Staples Retailing - 1.4%
Andersons, Inc.	1,559	56,124
Casey's General Stores, Inc.	1,991	251,085
Chefs' Warehouse Holdings (a)	1,004	33,765
Costco Wholesale Corp.	21,582	4,934,293
Ingles Markets, Inc. Class A	557	18,348
Kroger Co.	44,290	1,318,070
Performance Food Group Co. (a)	4,083	119,714
PriceSmart, Inc.	1,075	75,411
Rite Aid Corp. (a)(b)	49,888	59,866
Smart & Final Stores, Inc. (a)	525	2,651
SpartanNash Co.	1,459	26,043
Sprouts Farmers Market LLC (a)	6,051	162,711
Sysco Corp.	23,698	1,690,378
United Natural Foods, Inc. (a)	2,619	56,911
Walgreens Boots Alliance, Inc.	42,987	3,429,073
Walmart, Inc.	72,351	7,255,358
Weis Markets, Inc.	914	42,181
Welbilt, Inc. (a)	6,332	118,535
		19,650,517
Food Products - 1.2%
Archer Daniels Midland Co.	27,322	1,290,965
B&G Foods, Inc. Class A (b)	3,471	90,385
Bunge Ltd.	6,861	424,010
Cal-Maine Foods, Inc.	1,607	78,213
Calavo Growers, Inc.	721	69,937
Campbell Soup Co. (b)	9,415	352,215
Conagra Brands, Inc.	20,066	714,350
Darling International, Inc. (a)	9,144	188,915
Dean Foods Co.	4,885	39,031
Farmer Brothers Co. (a)	246	5,931
Flowers Foods, Inc.	9,316	179,892
Fresh Del Monte Produce, Inc.	1,990	65,730
Freshpet, Inc. (a)	960	36,576
General Mills, Inc.	28,317	1,240,285
Hormel Foods Corp. (b)	13,216	576,746
Hostess Brands, Inc. Class A (a)	3,147	32,729
Ingredion, Inc.	3,554	359,594
J&J Snack Foods Corp.	748	116,808
John B. Sanfilippo & Son, Inc.	453	28,566
Kellogg Co.	12,356	809,071
Lamb Weston Holdings, Inc.	7,226	564,784
Lancaster Colony Corp.	931	159,555
McCormick & Co., Inc. (non-vtg.)	5,937	854,928
Mondelez International, Inc.	73,654	3,091,995
Pilgrim's Pride Corp. (a)	3,068	54,181
Post Holdings, Inc. (a)	3,256	287,896
Sanderson Farms, Inc.	1,039	102,227
Seaboard Corp.	12	46,380
The Hain Celestial Group, Inc. (a)	5,297	131,789
The Hershey Co.	6,918	741,264
The J.M. Smucker Co.	5,576	603,992
The Kraft Heinz Co.	29,621	1,628,266
Tootsie Roll Industries, Inc.	1,483	46,818
TreeHouse Foods, Inc. (a)	2,665	121,417
Tyson Foods, Inc. Class A	14,792	886,337
		16,021,778
Household Products - 1.3%
Central Garden & Pet Co. (a)	435	14,129
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,910	56,632
Church & Dwight Co., Inc.	12,504	742,362
Clorox Co.	6,308	936,423
Colgate-Palmolive Co.	43,523	2,591,795
Energizer Holdings, Inc.	3,145	184,832
Kimberly-Clark Corp.	17,463	1,821,391
Orchids Paper Products Co. (a)	56	87
Procter & Gamble Co.	125,919	11,166,497
Spectrum Brands Holdings, Inc.	1,209	78,525
WD-40 Co.	780	130,322
		17,722,995
Personal Products - 0.2%
Avon Products, Inc. (a)	23,141	45,356
Coty, Inc. Class A	23,532	248,263
Edgewell Personal Care Co. (a)	2,730	130,985
elf Beauty, Inc. (a)(b)	1,086	11,522
Estee Lauder Companies, Inc. Class A	11,128	1,529,432
Herbalife Nutrition Ltd. (a)	6,070	323,288
Inter Parfums, Inc.	962	56,748
MediFast, Inc.	486	102,876
Natural Health Trends Corp.	119	2,706
Nu Skin Enterprises, Inc. Class A	2,526	177,376
Revlon, Inc. (a)	432	9,072
USANA Health Sciences, Inc. (a)	583	68,223
		2,705,847
Tobacco - 0.9%
22nd Century Group, Inc. (a)	4,650	11,253
Altria Group, Inc.	94,375	6,138,150
Philip Morris International, Inc.	76,916	6,773,992
Universal Corp.	1,184	80,346
Vector Group Ltd.	5,085	68,749
		13,072,490

TOTAL CONSUMER STAPLES		90,611,302

ENERGY - 5.3%
Energy Equipment & Services - 0.7%
Archrock, Inc.	2,729	28,000
Baker Hughes, a GE Co. Class A	21,356	569,992
Basic Energy Services, Inc. (a)	425	3,302
Bristow Group, Inc. (a)	1,523	16,768
C&J Energy Services, Inc. (a)	3,574	67,120
Carbo Ceramics, Inc. (a)(b)	399	1,927
Core Laboratories NV	2,086	177,811
Diamond Offshore Drilling, Inc. (a)	2,783	39,463
Dril-Quip, Inc. (a)	2,237	95,207
Ensco PLC Class A	21,570	154,010
Exterran Corp. (a)	1,672	34,928
Forum Energy Technologies, Inc. (a)	3,505	31,405
Frank's International NV (a)	3,075	21,833
FTS International, Inc. (a)	362	4,637
Halliburton Co.	42,952	1,489,575
Helix Energy Solutions Group, Inc. (a)	7,159	60,995
Helmerich & Payne, Inc.	6,004	373,989
Hornbeck Offshore Services, Inc. (a)	634	1,997
Key Energy Services, Inc. (a)	124	1,122
KLX Energy Services Holdings, Inc. (a)	1,007	29,092
Mammoth Energy Services, Inc.	457	11,407
Matrix Service Co. (a)	1,745	35,476
McDermott International, Inc. (a)	5,876	45,421
Nabors Industries Ltd.	18,130	90,106
National Oilwell Varco, Inc.	19,061	701,445
NCS Multistage Holdings, Inc. (a)	143	1,616
Newpark Resources, Inc. (a)	3,310	27,175
Noble Corp. (a)	10,565	53,036
Oceaneering International, Inc. (a)	5,585	105,780
Oil States International, Inc. (a)	2,147	47,814
Patterson-UTI Energy, Inc.	10,400	173,056
Pioneer Energy Services Corp. (a)	1,501	4,458
Rowan Companies PLC (a)	5,329	84,784
RPC, Inc.	2,394	35,623
Schlumberger Ltd.	69,027	3,541,775
SEACOR Holdings, Inc. (a)	768	36,856
SEACOR Marine Holdings, Inc. (a)	662	12,101
Smart Sand, Inc. (a)(b)	382	1,058
Solaris Oilfield Infrastructure, Inc. Class A (a)	843	11,128
Superior Energy Services, Inc. (a)	6,926	54,231
TechnipFMC PLC	21,844	574,497
TETRA Technologies, Inc. (a)	6,072	18,034
Transocean Ltd. (United States) (a)(b)	21,655	238,422
U.S. Silica Holdings, Inc.	3,704	51,856
Unit Corp. (a)	2,436	56,345
Weatherford International PLC (a)(b)	47,907	64,674
		9,281,347
Oil, Gas & Consumable Fuels - 4.6%
Abraxas Petroleum Corp. (a)	7,061	12,992
Anadarko Petroleum Corp.	27,242	1,449,274
Antero Resources Corp. (a)	10,007	159,011
Apache Corp.	18,755	709,502
Approach Resources, Inc. (a)(b)	686	1,146
Arch Coal, Inc.	1,337	128,218
Ardmore Shipping Corp. (a)	647	4,180
Bonanza Creek Energy, Inc. (a)	737	18,978
Cabot Oil & Gas Corp.	22,934	555,691
California Resources Corp. (a)	1,827	57,258
Callon Petroleum Co. (a)	9,204	91,764
Carrizo Oil & Gas, Inc. (a)	4,114	74,916
Centennial Resource Development, Inc. Class A (a)	8,621	165,178
Cheniere Energy, Inc. (a)	10,070	608,329
Chesapeake Energy Corp. (a)(b)	45,894	161,088
Chevron Corp.	93,871	10,480,697
Cimarex Energy Co.	4,764	378,595
Clean Energy Fuels Corp. (a)	5,386	11,903
Cloud Peak Energy, Inc. (a)	1,411	2,413
CNX Resources Corp. (a)	11,928	186,673
Concho Resources, Inc. (a)	7,433	1,033,856
ConocoPhillips Co.	59,348	4,148,425
CONSOL Energy, Inc. (a)	1,093	43,545
Contango Oil & Gas Co. (a)	437	2,207
Continental Resources, Inc. (a)	4,488	236,428
CVR Energy, Inc.	695	29,885
Delek U.S. Holdings, Inc.	4,019	147,578
Denbury Resources, Inc. (a)	19,836	68,434
Devon Energy Corp.	25,902	839,225
Diamondback Energy, Inc.	4,800	539,328
Eclipse Resources Corp. (a)	1,554	1,772
Energen Corp. (a)	4,711	339,051
EOG Resources, Inc.	28,707	3,023,995
EP Energy Corp. (a)	768	1,382
EQT Corp.	11,988	407,232
Extraction Oil & Gas, Inc. (a)	6,442	51,472
Exxon Mobil Corp.	209,393	16,684,434
Green Plains, Inc.	1,742	29,684
Gulfport Energy Corp. (a)	8,552	77,909
Halcon Resources Corp. (a)	8,641	28,688
Hess Corp.	13,533	776,794
Highpoint Resources, Inc. (a)	3,525	13,113
HollyFrontier Corp.	8,727	588,549
International Seaways, Inc. (a)	1,272	27,361
Jones Energy, Inc. (a)	25	80
Kinder Morgan, Inc.	96,115	1,635,877
Kosmos Energy Ltd. (a)	10,063	65,309
Laredo Petroleum, Inc. (a)	5,872	30,769
Marathon Oil Corp.	41,469	787,496
Marathon Petroleum Corp.	24,341	1,714,823
Matador Resources Co. (a)	4,527	130,559
Midstates Petroleum Co., Inc. (a)	1,834	13,223
Murphy Oil Corp.	8,316	264,948
NACCO Industries, Inc. Class A	326	11,260
Newfield Exploration Co. (a)	9,660	195,132
Nine Energy Service, Inc. (a)	129	4,777
Noble Energy, Inc.	23,883	593,493
Oasis Petroleum, Inc. (a)	13,296	133,758
Occidental Petroleum Corp.	38,010	2,549,331
ONEOK, Inc.	20,540	1,347,424
Overseas Shipholding Group, Inc. (a)	643	2,019
Pacific Ethanol, Inc. (a)	673	1,104
Par Pacific Holdings, Inc. (a)	1,170	20,686
Parsley Energy, Inc. Class A (a)	11,956	280,010
PBF Energy, Inc. Class A	5,716	239,215
PDC Energy, Inc. (a)	3,288	139,576
Peabody Energy Corp.	5,250	186,113
Penn Virginia Corp. (a)	573	39,411
Phillips 66 Co.	21,366	2,196,852
Pioneer Natural Resources Co.	8,543	1,258,128
QEP Resources, Inc. (a)	10,821	96,415
Range Resources Corp.	11,539	182,893
Renewable Energy Group, Inc. (a)	1,753	54,483
Resolute Energy Corp. (a)(b)	850	23,656
Rex American Resources Corp. (a)	539	39,978
Ring Energy, Inc. (a)	1,832	13,062
Sanchez Energy Corp. (a)	1,480	2,457
SandRidge Energy, Inc. (a)	1,787	15,994
SemGroup Corp. Class A	3,146	58,170
SM Energy Co.	5,067	123,331
Southwestern Energy Co. (a)	24,174	129,089
SRC Energy, Inc. (a)	10,983	77,760
Talos Energy, Inc. (a)	876	22,829
Targa Resources Corp.	10,469	540,933
Teekay Corp.	3,958	26,242
Teekay Tankers Ltd.	2,146	2,382
Tellurian, Inc. (a)(b)	3,095	24,760
The Williams Companies, Inc.	40,510	985,608
Ultra Petroleum Corp. (a)	8,666	10,399
Uranium Energy Corp. (a)(b)	2,533	3,369
Valero Energy Corp.	21,744	1,980,661
W&T Offshore, Inc. (a)	4,735	31,914
Whiting Petroleum Corp. (a)	4,860	181,278
WildHorse Resource Development Corp. (a)	934	19,810
World Fuel Services Corp.	3,379	108,128
WPX Energy, Inc. (a)	20,387	327,007
		63,322,134

TOTAL ENERGY		72,603,481

FINANCIALS - 14.3%
Banks - 6.2%
1st Source Corp.	1,038	48,360
Ameris Bancorp	2,195	94,144
Associated Banc-Corp.	7,744	179,506
Atlantic Capital Bancshares, Inc. (a)	497	7,490
Banc of California, Inc.	1,582	25,233
BancFirst Corp.	880	50,494
Bancorp, Inc., Delaware (a)	2,852	29,946
BancorpSouth Bank	4,393	126,079
Bank of America Corp.	479,551	13,187,653
Bank of Hawaii Corp.	1,798	141,035
Bank of Marin Bancorp	451	38,330
Bank of the Ozarks, Inc.	6,089	166,595
BankUnited, Inc.	5,644	186,816
Banner Corp.	1,491	86,210
BB&T Corp.	39,273	1,930,661
Berkshire Hills Bancorp, Inc.	1,864	62,202
BOK Financial Corp.	1,234	105,791
Boston Private Financial Holdings, Inc.	4,978	67,203
Bridge Bancorp, Inc.	1,545	45,887
Brookline Bancorp, Inc., Delaware	2,862	44,361
Bryn Mawr Bank Corp.	931	37,184
Byline Bancorp, Inc. (a)	61	1,342
Cadence Bancorp Class A	1,240	27,354
Camden National Corp.	846	34,305
Carolina Financial Corp.	547	18,100
Cathay General Bancorp	4,063	153,053
Centerstate Banks of Florida, Inc.	3,035	74,600
Central Pacific Financial Corp.	1,046	28,284
Chemical Financial Corp.	4,006	187,721
CIT Group, Inc.	6,754	320,005
Citigroup, Inc.	130,837	8,564,590
Citizens Financial Group, Inc.	23,949	894,495
City Holding Co.	835	61,606
Columbia Banking Systems, Inc.	4,124	152,959
Comerica, Inc.	8,894	725,395
Commerce Bancshares, Inc.	4,813	306,107
Community Bank System, Inc.	2,133	124,546
Community Trust Bancorp, Inc.	866	39,412
ConnectOne Bancorp, Inc.	919	19,051
Cullen/Frost Bankers, Inc.	2,692	263,601
Customers Bancorp, Inc. (a)	1,509	30,919
CVB Financial Corp.	4,448	97,189
Eagle Bancorp, Inc. (a)	1,390	68,346
East West Bancorp, Inc.	7,215	378,355
Enterprise Financial Services Corp.	1,237	53,748
Equity Bancshares, Inc. (a)	221	7,976
FCB Financial Holdings, Inc. Class A (a)	2,368	92,660
Fidelity Southern Corp.	1,582	36,734
Fifth Third Bancorp	34,557	932,693
Financial Institutions, Inc.	275	7,851
First Bancorp, North Carolina	1,576	58,139
First Bancorp, Puerto Rico (a)	8,592	79,304
First Busey Corp.	2,319	64,746
First Citizen Bancshares, Inc.	428	182,598
First Commonwealth Financial Corp.	5,687	76,775
First Financial Bancorp, Ohio	3,340	87,408
First Financial Bankshares, Inc.	3,392	200,094
First Foundation, Inc. (a)	1,566	25,385
First Hawaiian, Inc.	1,825	45,224
First Horizon National Corp.	16,542	266,988
First Internet Bancorp	129	3,324
First Interstate Bancsystem, Inc.	575	23,840
First Merchants Corp.	1,818	75,647
First Midwest Bancorp, Inc., Delaware	5,442	124,948
First of Long Island Corp.	1,241	25,081
First Republic Bank	8,084	735,563
Flushing Financial Corp.	1,259	28,567
FNB Corp., Pennsylvania	18,705	221,280
Franklin Financial Network, Inc. (a)	808	27,391
Fulton Financial Corp.	10,643	170,394
German American Bancorp, Inc.	1,175	37,259
Glacier Bancorp, Inc.	4,183	177,359
Great Western Bancorp, Inc.	2,655	97,306
Green Bancorp, Inc.	1,388	25,678
Guaranty Bancorp	1,133	29,481
Hancock Whitney Corp.	4,997	209,674
Hanmi Financial Corp.	1,435	30,106
Heartland Financial U.S.A., Inc.	1,298	68,976
Heritage Commerce Corp.	1,035	15,018
Heritage Financial Corp., Washington	1,167	38,184
Hilltop Holdings, Inc.	4,641	92,356
Home Bancshares, Inc.	7,192	136,936
Hope Bancorp, Inc.	5,564	80,567
Horizon Bancorp, Inc. Indiana	1,873	31,391
Huntington Bancshares, Inc.	55,022	788,465
IBERIABANK Corp.	2,812	209,466
Independent Bank Corp.	418	9,250
Independent Bank Corp., Massachusetts	1,386	108,732
Independent Bank Group, Inc.	853	49,397
International Bancshares Corp.	2,344	90,713
Investors Bancorp, Inc.	14,125	157,918
JPMorgan Chase & Co.	171,407	18,686,791
KeyCorp	52,686	956,778
Lakeland Bancorp, Inc.	2,157	35,526
Lakeland Financial Corp.	1,830	78,745
LegacyTexas Financial Group, Inc.	2,288	88,157
Live Oak Bancshares, Inc.	1,051	19,338
Luther Burbank Corp.	172	1,663
M&T Bank Corp.	7,463	1,234,455
MB Financial, Inc.	4,348	193,008
Merchants Bancorp/IN	115	2,645
Metropolitan Bank Holding Corp. (a)	40	1,474
Midland States Bancorp, Inc.	38	1,025
National Bank Holdings Corp.	1,181	39,871
National Commerce Corp. (a)	219	8,125
NBT Bancorp, Inc.	2,145	78,271
OFG Bancorp	2,166	37,017
Old National Bancorp, Indiana	7,871	140,497
Opus Bank	1,257	23,870
Pacific Premier Bancorp, Inc. (a)	1,671	48,843
PacWest Bancorp	6,934	281,659
Park National Corp.	839	76,685
Peapack-Gladstone Financial Corp.	331	8,934
Peoples United Financial, Inc.	16,908	264,779
Pinnacle Financial Partners, Inc.	3,859	201,826
PNC Financial Services Group, Inc.	23,611	3,033,777
Popular, Inc.	4,921	255,941
Preferred Bank, Los Angeles	624	32,080
Prosperity Bancshares, Inc.	3,270	212,648
QCR Holdings, Inc.	349	12,714
Regions Financial Corp.	56,717	962,487
Renasant Corp.	2,764	96,408
S&T Bancorp, Inc.	2,173	87,159
Sandy Spring Bancorp, Inc.	1,481	52,650
Seacoast Banking Corp., Florida (a)	2,012	52,936
ServisFirst Bancshares, Inc.	1,938	69,729
Signature Bank	2,570	282,443
Simmons First National Corp. Class A	4,108	110,012
South State Corp.	2,048	138,588
Southside Bancshares, Inc.	1,780	56,390
State Bank Financial Corp.	1,853	47,381
Sterling Bancorp	11,772	211,661
Stock Yards Bancorp, Inc.	767	24,322
SunTrust Banks, Inc.	23,779	1,489,992
SVB Financial Group (a)	2,582	612,528
Synovus Financial Corp.	5,578	209,510
TCF Financial Corp.	7,842	163,741
Texas Capital Bancshares, Inc. (a)	2,276	148,463
Tompkins Financial Corp.	466	34,079
TowneBank	2,776	78,089
Trico Bancshares	591	21,288
TriState Capital Holdings, Inc. (a)	823	20,756
Triumph Bancorp, Inc. (a)	808	28,975
Trustmark Corp.	4,938	152,090
U.S. Bancorp	77,759	4,064,463
UMB Financial Corp.	2,471	157,773
Umpqua Holdings Corp.	11,104	213,197
Union Bankshares Corp.	2,376	81,117
United Bankshares, Inc., West Virginia	6,106	202,536
United Community Bank, Inc.	4,710	117,138
Univest Corp. of Pennsylvania	1,023	25,534
Valley National Bancorp	15,063	150,329
Veritex Holdings, Inc. (a)	1,388	32,701
Washington Trust Bancorp, Inc.	1,272	65,317
Webster Financial Corp.	4,307	253,424
Wells Fargo & Co.	219,154	11,665,567
WesBanco, Inc.	1,946	78,035
Westamerica Bancorp.	1,323	77,012
Western Alliance Bancorp. (a)	4,849	233,916
Wintrust Financial Corp.	2,563	195,147
Zions Bancorporation	10,016	471,253
		84,664,383
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	3,034	344,844
Ameriprise Financial, Inc.	7,254	922,999
Arlington Asset Investment Corp.	467	3,927
Artisan Partners Asset Management, Inc.	1,925	52,764
B. Riley Financial, Inc.	357	6,872
Bank of New York Mellon Corp.	50,811	2,404,885
BGC Partners, Inc. Class A	11,129	117,856
BlackRock, Inc. Class A	6,122	2,518,713
Blucora, Inc. (a)	2,353	68,049
Brighthouse Financial, Inc. (a)	4,591	181,941
Cboe Global Markets, Inc.	5,708	644,148
Charles Schwab Corp.	59,263	2,740,321
CME Group, Inc.	16,811	3,080,448
Cohen & Steers, Inc.	813	31,211
Cowen Group, Inc. Class A (a)	1,675	24,790
Diamond Hill Investment Group, Inc.	196	33,747
E*TRADE Financial Corp.	13,324	658,472
Eaton Vance Corp. (non-vtg.)	5,722	257,776
Evercore, Inc. Class A	1,845	150,718
FactSet Research Systems, Inc.	1,945	435,213
Federated Investors, Inc. Class B (non-vtg.)	4,312	106,377
Franklin Resources, Inc.	15,921	485,591
Gain Capital Holdings, Inc.	375	2,865
Goldman Sachs Group, Inc.	17,420	3,925,945
Greenhill & Co., Inc. (b)	1,138	25,093
Hamilton Lane, Inc. Class A	764	29,322
Houlihan Lokey	1,039	42,786
Interactive Brokers Group, Inc.	3,675	181,582
IntercontinentalExchange, Inc.	28,881	2,224,992
INTL FCStone, Inc. (a)	852	38,579
Invesco Ltd.	19,718	428,078
Investment Technology Group, Inc.	1,584	43,528
Janus Henderson Group PLC	8,900	218,673
Lazard Ltd. Class A	6,109	242,772
Legg Mason, Inc.	4,530	127,837
LPL Financial	4,638	285,701
MarketAxess Holdings, Inc.	1,910	400,470
Moelis & Co. Class A	1,499	60,500
Moody's Corp.	8,289	1,205,884
Morgan Stanley	69,155	3,157,617
Morningstar, Inc.	1,018	127,046
MSCI, Inc.	4,426	665,582
Northern Trust Corp.	10,548	992,250
Oppenheimer Holdings, Inc. Class A (non-vtg.)	168	5,168
Piper Jaffray Companies	893	61,956
PJT Partners, Inc.	685	31,058
Raymond James Financial, Inc.	6,431	493,193
S&P Global, Inc.	12,658	2,307,807
SEI Investments Co.	6,996	373,936
State Street Corp.	18,487	1,270,981
Stifel Financial Corp.	3,747	171,313
T. Rowe Price Group, Inc.	12,134	1,176,877
TD Ameritrade Holding Corp.	13,334	689,634
The NASDAQ OMX Group, Inc.	5,924	513,670
Virtu Financial, Inc. Class A	1,992	47,250
Virtus Investment Partners, Inc.	286	28,411
Waddell & Reed Financial, Inc. Class A (b)	3,526	67,241
Westwood Holdings Group, Inc.	188	7,962
WisdomTree Investments, Inc.	4,766	37,032
		36,982,253
Consumer Finance - 0.7%
Ally Financial, Inc.	21,937	557,419
American Express Co.	35,726	3,670,132
Capital One Financial Corp.	24,216	2,162,489
Credit Acceptance Corp. (a)(b)	634	269,082
Discover Financial Services	18,102	1,261,166
Elevate Credit, Inc. (a)	204	869
Encore Capital Group, Inc. (a)	888	22,564
Enova International, Inc. (a)	1,277	30,201
EZCORP, Inc. (non-vtg.) Class A (a)(b)	2,363	23,488
First Cash Financial Services, Inc.	2,297	184,679
Green Dot Corp. Class A (a)	2,264	171,475
LendingClub Corp. (a)	16,396	52,959
Navient Corp.	14,142	163,764
Nelnet, Inc. Class A	788	44,357
OneMain Holdings, Inc. (a)	3,328	94,915
PRA Group, Inc. (a)	1,946	60,015
Regional Management Corp. (a)	123	3,550
Santander Consumer U.S.A. Holdings, Inc.	5,965	111,844
SLM Corp. (a)	21,154	214,502
Synchrony Financial	36,948	1,067,058
World Acceptance Corp. (a)	222	22,531
		10,189,059
Diversified Financial Services - 1.7%
Acushnet Holdings Corp.	2,806	68,551
Berkshire Hathaway, Inc. Class B (a)	95,044	19,510,632
Cannae Holdings, Inc. (a)	3,709	68,505
Donnelley Financial Solutions, Inc. (a)	1,712	26,622
FB Financial Corp.	326	11,892
Granite Point Mortgage Trust, Inc.	2,115	39,360
Jefferies Financial Group, Inc.	15,404	330,724
Linde PLC	13,965	2,310,789
On Deck Capital, Inc. (a)	1,793	12,372
Rafael Holdings, Inc. (a)	178	1,449
Victory Capital Holdings, Inc. (a)	222	1,732
Voya Financial, Inc.	9,441	413,138
		22,795,766
Insurance - 2.6%
AFLAC, Inc.	38,591	1,662,114
Alleghany Corp.	806	484,148
Allstate Corp.	17,722	1,696,350
AMBAC Financial Group, Inc. (a)	1,829	37,641
American Equity Investment Life Holding Co.	4,371	136,463
American Financial Group, Inc.	3,428	342,903
American International Group, Inc.	44,630	1,842,773
American National Insurance Co.	560	69,014
Amerisafe, Inc.	1,102	71,729
AmTrust Financial Services, Inc.	4,120	59,081
Aon PLC	12,366	1,931,322
Arch Capital Group Ltd. (a)	19,853	563,230
Argo Group International Holdings, Ltd.	1,466	90,320
Arthur J. Gallagher & Co.	8,939	661,575
Aspen Insurance Holdings Ltd.	3,078	128,907
Assurant, Inc.	2,608	253,524
Assured Guaranty Ltd.	5,530	221,089
Athene Holding Ltd. (a)	3,878	177,302
Axis Capital Holdings Ltd.	4,463	248,991
Brown & Brown, Inc.	11,250	317,025
Chubb Ltd.	22,879	2,857,816
Cincinnati Financial Corp.	7,499	589,721
CNO Financial Group, Inc.	8,640	163,296
eHealth, Inc. (a)	634	21,784
Employers Holdings, Inc.	1,459	67,056
Enstar Group Ltd. (a)	483	87,713
Erie Indemnity Co. Class A	812	105,308
Everest Re Group Ltd.	2,024	440,949
FBL Financial Group, Inc. Class A	458	31,593
First American Financial Corp.	5,315	235,614
FNF Group	13,333	445,989
Genworth Financial, Inc. Class A (a)	23,027	98,556
Greenlight Capital Re, Ltd. (a)	827	9,585
Hanover Insurance Group, Inc.	2,010	223,874
Hartford Financial Services Group, Inc.	17,985	816,879
HCI Group, Inc.	193	8,428
Health Insurance Innovations, Inc. (a)	519	25,379
Heritage Insurance Holdings, Inc.	480	6,701
Horace Mann Educators Corp.	1,620	63,634
James River Group Holdings Ltd.	1,077	41,465
Kemper Corp.	2,396	180,155
Kinsale Capital Group, Inc.	1,087	64,905
Lincoln National Corp.	10,891	655,529
Loews Corp.	13,677	636,801
Maiden Holdings Ltd.	4,427	15,539
Markel Corp. (a)	687	751,056
Marsh & McLennan Companies, Inc.	25,247	2,139,683
MBIA, Inc. (a)(b)	4,254	42,115
Mercury General Corp.	1,859	110,257
MetLife, Inc.	52,465	2,161,033
National General Holdings Corp.	3,998	111,384
National Western Life Group, Inc.	153	41,200
Navigators Group, Inc.	1,024	70,810
Old Republic International Corp.	12,133	267,533
Primerica, Inc.	2,241	245,927
Principal Financial Group, Inc.	13,113	617,229
ProAssurance Corp.	2,541	111,601
Progressive Corp.	28,745	2,003,527
Prudential Financial, Inc.	21,116	1,980,258
Reinsurance Group of America, Inc.	3,179	452,594
RenaissanceRe Holdings Ltd.	1,900	232,104
RLI Corp.	2,059	152,222
Safety Insurance Group, Inc.	582	48,469
Selective Insurance Group, Inc.	2,943	190,854
Stewart Information Services Corp.	1,085	44,789
The Travelers Companies, Inc.	13,549	1,695,386
Third Point Reinsurance Ltd. (a)	5,535	61,217
Torchmark Corp.	5,214	441,417
Trupanion, Inc. (a)(b)	1,083	27,357
United Fire Group, Inc.	1,126	60,613
United Insurance Holdings Corp.	518	10,215
Universal Insurance Holdings, Inc.	1,376	57,764
Unum Group	11,174	405,169
W.R. Berkley Corp.	4,783	363,030
White Mountains Insurance Group Ltd.	195	172,901
Willis Group Holdings PLC	6,474	926,818
		34,886,302
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	745	12,889
AGNC Investment Corp.	19,056	339,959
Annaly Capital Management, Inc.	56,461	557,270
Anworth Mortgage Asset Corp.	1,969	8,585
Apollo Commercial Real Estate Finance, Inc.	4,033	75,457
Arbor Realty Trust, Inc. (b)	2,347	28,352
Ares Commercial Real Estate Corp.	791	11,446
Armour Residential REIT, Inc.	1,738	37,854
Blackstone Mortgage Trust, Inc.	4,903	165,427
Capstead Mortgage Corp.	7,143	49,001
Cherry Hill Mortgage Investment Corp.	157	2,812
Chimera Investment Corp.	9,493	176,570
Dynex Capital, Inc.	719	4,163
Ellington Residential Mortgage REIT	61	644
Exantas Capital Corp.	895	10,149
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,805	37,454
Invesco Mortgage Capital, Inc.	6,801	102,559
Ladder Capital Corp. Class A	3,767	63,436
MFA Financial, Inc.	19,997	138,579
New Residential Investment Corp.	15,902	284,328
New York Mortgage Trust, Inc. (b)	6,793	41,709
Orchid Island Capital, Inc.	1,066	6,972
PennyMac Mortgage Investment Trust	3,102	59,900
Redwood Trust, Inc.	3,764	61,805
Starwood Property Trust, Inc.	13,146	285,531
TPG RE Finance Trust, Inc.	173	3,429
Two Harbors Investment Corp.	9,640	141,612
Western Asset Mortgage Capital Corp.	931	9,282
		2,717,174
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	293	22,233
Thrifts & Mortgage Finance - 0.2%
Beneficial Bancorp, Inc.	4,488	70,147
BofI Holding, Inc. (a)	2,875	87,285
Capitol Federal Financial, Inc.	6,840	84,884
Dime Community Bancshares, Inc.	1,007	16,233
Essent Group Ltd. (a)	3,968	156,419
Farmer Mac Class C (non-vtg.)	392	27,377
First Defiance Financial Corp.	1,543	42,000
Flagstar Bancorp, Inc. (a)	671	20,660
HomeStreet, Inc. (a)	1,307	33,956
Kearny Financial Corp.	4,418	57,169
LendingTree, Inc. (a)(b)	400	80,676
Meridian Bancorp, Inc. Maryland	2,314	36,654
Meta Financial Group, Inc.	1,191	30,061
MGIC Investment Corp. (a)	18,918	230,989
New York Community Bancorp, Inc.	23,843	228,416
NMI Holdings, Inc. (a)	2,895	61,200
Northfield Bancorp, Inc.	2,234	29,422
Northwest Bancshares, Inc.	5,420	87,479
OceanFirst Financial Corp.	1,459	36,942
Ocwen Financial Corp. (a)	3,922	13,727
Oritani Financial Corp.	1,740	25,421
PDL Community Bancorp	52	713
PennyMac Financial Services, Inc.	707	14,133
Provident Financial Services, Inc.	3,478	84,863
Radian Group, Inc.	10,031	192,495
Sterling Bancorp, Inc.	225	2,329
TFS Financial Corp.	3,146	46,278
Trustco Bank Corp., New York	5,323	39,869
United Financial Bancorp, Inc. New	2,347	36,261
Walker & Dunlop, Inc.	1,172	49,177
Washington Federal, Inc.	4,779	134,577
WSFS Financial Corp.	1,668	70,940
		2,128,752

TOTAL FINANCIALS		194,385,922

HEALTH CARE - 14.5%
Biotechnology - 2.8%
AbbVie, Inc.	79,067	6,155,366
Abeona Therapeutics, Inc. (a)	1,437	12,358
ACADIA Pharmaceuticals, Inc. (a)	4,594	89,491
Acceleron Pharma, Inc. (a)	2,022	102,657
Achaogen, Inc. (a)(b)	573	2,206
Achillion Pharmaceuticals, Inc. (a)	6,522	18,653
Acorda Therapeutics, Inc. (a)	1,912	36,538
Adamas Pharmaceuticals, Inc. (a)(b)	783	12,959
Aduro Biotech, Inc. (a)	1,371	5,813
Advaxis, Inc. (a)	215	121
Agenus, Inc. (a)	1,397	2,221
Agios Pharmaceuticals, Inc. (a)	2,691	169,694
Aimmune Therapeutics, Inc. (a)	1,354	35,989
Akebia Therapeutics, Inc. (a)	1,783	13,355
Alder Biopharmaceuticals, Inc. (a)	2,274	28,880
Alexion Pharmaceuticals, Inc. (a)	11,042	1,237,477
Alkermes PLC (a)	7,592	309,981
Alnylam Pharmaceuticals, Inc. (a)	4,019	323,248
AMAG Pharmaceuticals, Inc. (a)	1,375	29,563
Amgen, Inc.	36,046	6,949,308
Amicus Therapeutics, Inc. (a)	8,655	96,763
AnaptysBio, Inc. (a)	592	44,234
Anavex Life Sciences Corp. (a)	732	1,764
Apellis Pharmaceuticals, Inc. (a)	214	2,994
Ardelyx, Inc. (a)	533	1,466
Arena Pharmaceuticals, Inc. (a)	1,675	59,731
Array BioPharma, Inc. (a)	9,374	151,859
Arrowhead Pharmaceuticals, Inc. (a)(b)	4,478	56,960
Atara Biotherapeutics, Inc. (a)	1,384	47,291
Athersys, Inc. (a)	2,245	4,198
Audentes Therapeutics, Inc. (a)	1,273	35,899
AVEO Pharmaceuticals, Inc. (a)	4,272	10,466
Bellicum Pharmaceuticals, Inc. (a)	523	2,129
BioCryst Pharmaceuticals, Inc. (a)	4,123	30,180
Biogen, Inc. (a)	10,491	3,192,097
Biohaven Pharmaceutical Holding Co. Ltd. (a)	260	9,373
BioMarin Pharmaceutical, Inc. (a)	8,760	807,409
bluebird bio, Inc. (a)	2,500	286,750
Blueprint Medicines Corp. (a)	1,903	115,645
Calithera Biosciences, Inc. (a)	485	2,289
Cara Therapeutics, Inc. (a)(b)	1,564	29,309
Catalyst Pharmaceutical Partners, Inc. (a)	3,787	11,285
Celgene Corp. (a)	39,298	2,813,737
Celldex Therapeutics, Inc. (a)	762	240
Clovis Oncology, Inc. (a)	2,142	24,911
Coherus BioSciences, Inc. (a)	1,684	19,686
Conatus Pharmaceuticals, Inc. (a)(b)	463	1,921
Concert Pharmaceuticals, Inc. (a)	253	3,775
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	2,142	14,266
Cue Biopharma, Inc. (a)	189	1,198
Curis, Inc. (a)	156	254
Cytokinetics, Inc. (a)	2,050	13,715
CytomX Therapeutics, Inc. (a)	1,089	15,529
Deciphera Pharmaceuticals, Inc. (a)	294	5,936
Denali Therapeutics, Inc. (a)(b)	628	9,087
Dynavax Technologies Corp. (a)	3,125	30,906
Eagle Pharmaceuticals, Inc. (a)	421	20,730
Editas Medicine, Inc. (a)	1,584	40,123
Emergent BioSolutions, Inc. (a)	1,588	97,170
Enanta Pharmaceuticals, Inc. (a)	598	46,142
Epizyme, Inc. (a)	1,959	15,770
Esperion Therapeutics, Inc. (a)	1,065	48,383
Exact Sciences Corp. (a)	5,965	423,813
Exelixis, Inc. (a)	14,299	198,327
FibroGen, Inc. (a)	4,041	173,238
Five Prime Therapeutics, Inc. (a)	1,805	21,913
Flexion Therapeutics, Inc. (a)	1,426	19,308
Genomic Health, Inc. (a)	1,143	81,965
Geron Corp. (a)	5,258	8,045
Gilead Sciences, Inc.	65,138	4,441,109
Global Blood Therapeutics, Inc. (a)	2,032	71,303
GlycoMimetics, Inc. (a)	606	7,623
Halozyme Therapeutics, Inc. (a)	6,886	106,940
Heron Therapeutics, Inc. (a)	2,751	76,368
Idera Pharmaceuticals, Inc. (a)	416	2,775
Immune Design Corp. (a)	569	819
ImmunoGen, Inc. (a)	3,806	20,667
Immunomedics, Inc. (a)(b)	5,031	113,348
Incyte Corp. (a)	9,033	585,519
Inovio Pharmaceuticals, Inc. (a)	5,941	29,289
Insmed, Inc. (a)	3,383	49,392
Insys Therapeutics, Inc. (a)(b)	461	3,932
Intellia Therapeutics, Inc. (a)	960	16,301
Intercept Pharmaceuticals, Inc. (a)	779	74,792
Intrexon Corp. (a)	3,769	43,570
Invitae Corp. (a)	1,592	22,590
Ionis Pharmaceuticals, Inc. (a)	6,334	313,850
Iovance Biotherapeutics, Inc. (a)	2,943	26,722
Ironwood Pharmaceuticals, Inc. Class A (a)	6,868	89,971
Jounce Therapeutics, Inc. (a)	38	154
Kadmon Holdings, Inc. (a)	1,463	3,467
Karyopharm Therapeutics, Inc. (a)	1,847	19,467
Keryx Biopharmaceuticals, Inc. (a)	4,274	11,882
Kura Oncology, Inc. (a)	801	8,707
La Jolla Pharmaceutical Co. (a)(b)	750	12,225
Lexicon Pharmaceuticals, Inc. (a)	1,880	14,720
Ligand Pharmaceuticals, Inc. Class B (a)	994	163,821
Loxo Oncology, Inc. (a)	1,072	163,652
Macrogenics, Inc. (a)	1,447	23,818
MannKind Corp. (a)(b)	1,674	3,063
Merrimack Pharmaceuticals, Inc. (a)	2,107	8,196
MiMedx Group, Inc. (a)(b)	4,775	27,791
Minerva Neurosciences, Inc. (a)	1,180	12,945
Mirati Therapeutics, Inc. (a)	1,405	52,505
Momenta Pharmaceuticals, Inc. (a)	4,134	51,716
Myriad Genetics, Inc. (a)	3,589	161,613
Natera, Inc. (a)	1,297	28,482
Neurocrine Biosciences, Inc. (a)	4,282	458,816
NewLink Genetics Corp. (a)	428	809
Novavax, Inc. (a)(b)	13,350	23,496
Opko Health, Inc. (a)(b)	17,941	60,641
Organovo Holdings, Inc. (a)	1,849	1,867
PDL BioPharma, Inc. (a)	4,597	11,447
Portola Pharmaceuticals, Inc. (a)	3,654	71,947
Progenics Pharmaceuticals, Inc. (a)	2,639	13,221
Prothena Corp. PLC (a)	1,401	17,372
PTC Therapeutics, Inc. (a)	1,807	69,606
Puma Biotechnology, Inc. (a)	1,720	63,726
Radius Health, Inc. (a)	1,643	26,009
Regeneron Pharmaceuticals, Inc. (a)	3,858	1,308,788
REGENXBIO, Inc. (a)	1,327	88,471
Repligen Corp. (a)	1,817	98,518
Retrophin, Inc. (a)	1,625	41,698
Rigel Pharmaceuticals, Inc. (a)	5,325	15,283
Sage Therapeutics, Inc. (a)	2,152	276,919
Sangamo Therapeutics, Inc. (a)	3,629	45,979
Sarepta Therapeutics, Inc. (a)(b)	3,047	407,567
Savara, Inc. (a)	470	4,230
Seattle Genetics, Inc. (a)	5,289	296,872
Selecta Biosciences, Inc. (a)	165	848
Seres Therapeutics, Inc. (a)(b)	359	2,466
Solid Biosciences, Inc. (a)	261	8,352
Sorrento Therapeutics, Inc. (a)	2,952	9,417
Spark Therapeutics, Inc. (a)	1,705	76,708
Spectrum Pharmaceuticals, Inc. (a)	5,070	60,333
Stemline Therapeutics, Inc. (a)	1,893	28,357
Syndax Pharmaceuticals, Inc. (a)	359	1,727
Synergy Pharmaceuticals, Inc. (a)(b)	9,702	4,043
Syros Pharmaceuticals, Inc. (a)	369	2,428
TESARO, Inc. (a)	1,910	55,161
TG Therapeutics, Inc. (a)	2,704	12,303
Tocagen, Inc. (a)	119	1,245
Ultragenyx Pharmaceutical, Inc. (a)	2,174	105,330
United Therapeutics Corp. (a)	2,155	238,903
Vanda Pharmaceuticals, Inc. (a)	1,761	33,406
Verastem, Inc. (a)(b)	1,670	8,467
Vericel Corp. (a)	1,283	14,305
Vertex Pharmaceuticals, Inc. (a)	12,590	2,133,501
Voyager Therapeutics, Inc. (a)	790	10,720
Xencor, Inc. (a)	2,083	68,156
ZIOPHARM Oncology, Inc. (a)(b)	6,325	12,524
		37,843,143
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	85,935	5,924,359
Abiomed, Inc. (a)	2,054	700,825
Accuray, Inc. (a)	2,345	10,529
Align Technology, Inc. (a)	3,596	795,435
Angiodynamics, Inc. (a)	1,891	38,633
Anika Therapeutics, Inc. (a)	705	25,211
Antares Pharma, Inc. (a)	6,751	20,185
Atricure, Inc. (a)	1,863	59,262
Atrion Corp.	62	42,295
Avanos Medical, Inc. (a)	2,141	121,181
AxoGen, Inc. (a)	1,261	47,023
Baxter International, Inc.	24,797	1,550,060
Becton, Dickinson & Co.	13,064	3,011,252
Boston Scientific Corp. (a)	68,045	2,459,146
Cantel Medical Corp.	1,823	144,290
Cardiovascular Systems, Inc. (a)	1,689	47,376
Cerus Corp. (a)	4,751	31,832
CONMED Corp.	1,033	69,655
Cryolife, Inc. (a)	2,091	64,779
Cutera, Inc. (a)	655	13,297
Danaher Corp.	30,183	3,000,190
Dentsply Sirona, Inc.	11,465	397,033
DexCom, Inc. (a)	4,262	565,866
Edwards Lifesciences Corp. (a)	10,528	1,553,933
Endologix, Inc. (a)	1,619	1,975
Genmark Diagnostics, Inc. (a)	2,683	14,300
Glaukos Corp. (a)	1,461	84,650
Globus Medical, Inc. (a)	3,556	187,935
Haemonetics Corp. (a)	2,509	262,115
Heska Corp. (a)	377	37,783
Hill-Rom Holdings, Inc.	3,464	291,253
Hologic, Inc. (a)	13,377	521,569
ICU Medical, Inc. (a)	711	181,113
IDEXX Laboratories, Inc. (a)	4,401	933,540
Inogen, Inc. (a)	833	157,912
Insulet Corp. (a)	2,992	263,924
Integer Holdings Corp. (a)	1,350	100,535
Integra LifeSciences Holdings Corp. (a)	3,112	166,710
Intuitive Surgical, Inc. (a)	5,566	2,900,888
Invacare Corp.	1,670	21,576
iRhythm Technologies, Inc. (a)	1,006	77,724
K2M Group Holdings, Inc. (a)	2,080	56,950
Lantheus Holdings, Inc. (a)	1,133	15,828
LeMaitre Vascular, Inc.	605	16,154
LivaNova PLC (a)	2,118	237,195
Masimo Corp. (a)	2,490	287,844
Medtronic PLC	66,717	5,992,521
Meridian Bioscience, Inc.	2,438	39,520
Merit Medical Systems, Inc. (a)	2,374	135,603
Natus Medical, Inc. (a)	1,811	54,113
Neogen Corp. (a)	2,614	158,722
Nevro Corp. (a)	1,411	68,800
NuVasive, Inc. (a)	2,476	139,077
NxStage Medical, Inc. (a)	3,757	106,624
OraSure Technologies, Inc. (a)	2,350	32,665
Orthofix International NV (a)	815	49,568
Penumbra, Inc. (a)	1,480	201,280
Pulse Biosciences, Inc. (a)	89	1,140
Quidel Corp. (a)	1,341	86,307
ResMed, Inc.	6,981	739,428
Rockwell Medical Technologies, Inc. (a)	915	3,733
Sientra, Inc. (a)	513	10,563
Staar Surgical Co. (a)	1,221	48,974
Steris PLC	4,265	466,207
Stryker Corp.	15,912	2,581,245
Tactile Systems Technology, Inc. (a)	763	49,961
Teleflex, Inc.	2,222	534,924
The Cooper Companies, Inc.	2,442	630,793
Varex Imaging Corp. (a)	1,518	39,407
Varian Medical Systems, Inc. (a)	4,533	541,104
ViewRay, Inc. (a)(b)	1,397	12,084
West Pharmaceutical Services, Inc.	3,680	389,786
Wright Medical Group NV (a)	5,467	147,500
Zimmer Biomet Holdings, Inc.	10,041	1,140,557
		41,915,326
Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. (a)(b)	3,886	161,269
Aceto Corp.	537	1,101
Aetna, Inc.	16,017	3,177,773
Amedisys, Inc. (a)	1,460	160,600
American Renal Associates Holdings, Inc. (a)	527	10,166
AmerisourceBergen Corp.	8,125	715,000
AMN Healthcare Services, Inc. (a)	2,209	111,820
Anthem, Inc.	12,700	3,499,739
BioScrip, Inc. (a)	3,114	8,346
BioTelemetry, Inc. (a)	1,725	100,223
Brookdale Senior Living, Inc. (a)	10,235	91,399
Capital Senior Living Corp. (a)	1,321	11,889
Cardinal Health, Inc.	15,618	790,271
Centene Corp. (a)	8,576	1,117,624
Chemed Corp.	866	263,550
Cigna Corp.	12,266	2,622,593
Community Health Systems, Inc. (a)	5,579	17,630
Corvel Corp. (a)	539	31,240
Cross Country Healthcare, Inc. (a)	834	7,364
CVS Health Corp.	50,216	3,635,136
DaVita HealthCare Partners, Inc. (a)	7,362	495,757
Diplomat Pharmacy, Inc. (a)	2,555	50,691
Express Scripts Holding Co. (a)	28,014	2,716,518
G1 Therapeutics, Inc. (a)	354	14,164
HCA Holdings, Inc.	14,026	1,872,892
HealthEquity, Inc. (a)	2,416	221,789
HealthSouth Corp.	4,786	322,098
Henry Schein, Inc. (a)	7,813	648,479
Humana, Inc.	7,071	2,265,619
Laboratory Corp. of America Holdings (a)	4,972	798,255
LHC Group, Inc. (a)	711	65,007
LifePoint Hospitals, Inc. (a)	1,892	122,715
Magellan Health Services, Inc. (a)	1,133	73,713
McKesson Corp.	10,426	1,300,748
MEDNAX, Inc. (a)	4,590	189,521
Molina Healthcare, Inc. (a)	2,190	277,626
National Healthcare Corp.	853	67,839
National Vision Holdings, Inc.	992	41,099
OptiNose, Inc.	135	1,428
Owens & Minor, Inc.	2,381	18,810
Patterson Companies, Inc.	4,045	91,336
Premier, Inc. (a)	2,714	122,130
Providence Service Corp. (a)	606	40,051
Quest Diagnostics, Inc.	6,704	630,913
RadNet, Inc. (a)	1,502	22,230
Select Medical Holdings Corp. (a)	6,461	107,123
Surgery Partners, Inc. (a)	774	10,519
Tenet Healthcare Corp. (a)	4,022	103,486
The Ensign Group, Inc.	2,405	89,081
Tivity Health, Inc. (a)	1,344	46,247
Triple-S Management Corp. (a)	1,203	20,643
U.S. Physical Therapy, Inc.	770	82,790
UnitedHealth Group, Inc.	47,851	12,505,859
Universal Health Services, Inc. Class B	4,332	526,598
Wellcare Health Plans, Inc. (a)	2,244	619,322
		43,117,829
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	8,153	97,102
athenahealth, Inc. (a)	2,001	255,208
Castlight Health, Inc. Class B (a)	1,362	3,364
Cerner Corp. (a)	15,501	887,897
Computer Programs & Systems, Inc.	260	6,500
Evolent Health, Inc. (a)	2,781	61,738
HealthStream, Inc.	1,360	35,782
HMS Holdings Corp. (a)	3,895	112,254
Inovalon Holdings, Inc. Class A (a)	2,549	23,986
Medidata Solutions, Inc. (a)	3,004	211,181
Nextgen Healthcare, Inc. (a)	2,502	36,955
Omnicell, Inc. (a)	1,957	138,360
Tabula Rasa HealthCare, Inc. (a)	657	48,539
Teladoc Health, Inc. (a)	2,601	180,353
Veeva Systems, Inc. Class A (a)	5,666	517,589
Vocera Communications, Inc. (a)	1,695	58,833
		2,675,641
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. (a)(b)	1,525	22,784
Agilent Technologies, Inc.	16,046	1,039,620
Bio-Rad Laboratories, Inc. Class A (a)	1,040	283,764
Bio-Techne Corp.	1,810	303,573
Bruker Corp.	5,326	166,864
Cambrex Corp. (a)	1,684	89,740
Charles River Laboratories International, Inc. (a)	2,516	306,499
Codexis, Inc. (a)	1,655	25,768
Enzo Biochem, Inc. (a)	2,836	9,416
Fluidigm Corp. (a)	530	3,816
Illumina, Inc. (a)	7,230	2,249,615
Luminex Corp.	2,325	66,890
Medpace Holdings, Inc. (a)	450	23,445
Mettler-Toledo International, Inc. (a)	1,281	700,476
Nanostring Technologies, Inc. (a)	833	12,837
NeoGenomics, Inc. (a)	3,294	60,741
Pacific Biosciences of California, Inc. (a)	3,685	16,398
PerkinElmer, Inc.	5,373	464,657
PRA Health Sciences, Inc. (a)	2,551	247,115
Quintiles Transnational Holdings, Inc. (a)	7,206	885,834
Syneos Health, Inc. (a)	2,760	125,939
Thermo Fisher Scientific, Inc.	19,724	4,608,513
Waters Corp. (a)	3,902	740,170
		12,454,474
Pharmaceuticals - 4.4%
Aclaris Therapeutics, Inc. (a)	1,020	12,128
Adamis Pharmaceuticals Corp.(a)	533	1,364
Aerie Pharmaceuticals, Inc. (a)	1,776	94,448
Akcea Therapeutics, Inc. (a)(b)	598	13,347
Akorn, Inc. (a)	5,487	36,598
Allergan PLC	16,507	2,608,271
Amneal Pharmaceuticals, Inc. (a)(b)	3,767	69,501
Amphastar Pharmaceuticals, Inc. (a)	1,786	32,059
ANI Pharmaceuticals, Inc. (a)	488	23,683
Aratana Therapeutics, Inc. (a)	645	3,831
Assembly Biosciences, Inc. (a)	925	21,164
Assertio Therapeutics, Inc. (a)	2,649	12,861
Biodelivery Sciences International, Inc. (a)	1,060	3,933
Bristol-Myers Squibb Co.	81,196	4,103,646
Catalent, Inc. (a)	6,538	263,743
Clementia Pharmaceuticals, Inc. (a)	149	1,937
Collegium Pharmaceutical, Inc. (a)	924	14,830
Corcept Therapeutics, Inc. (a)	5,249	61,676
Corium International, Inc. (a)(b)	1,540	19,481
CymaBay Therapeutics, Inc. (a)	2,340	24,687
Dermira, Inc. (a)	1,435	18,009
Eli Lilly & Co.	47,995	5,204,578
Endo International PLC (a)	10,378	175,803
Horizon Pharma PLC (a)	8,047	146,536
Innoviva, Inc. (a)	4,874	68,041
Intersect ENT, Inc. (a)	1,072	30,080
Intra-Cellular Therapies, Inc. (a)	2,593	44,029
Jazz Pharmaceuticals PLC (a)	2,983	473,760
Johnson & Johnson	132,894	18,603,831
Kala Pharmaceuticals, Inc. (a)	101	732
Lannett Co., Inc. (a)	535	1,958
Mallinckrodt PLC (a)	4,845	121,416
Melinta Therapeutics, Inc. (a)	346	910
Merck & Co., Inc.	135,371	9,964,659
Mylan NV (a)	26,240	820,000
MyoKardia, Inc. (a)	858	45,423
Nektar Therapeutics (a)	7,781	300,969
Neos Therapeutics, Inc. (a)	338	1,058
Ocular Therapeutix, Inc. (a)	540	2,678
Omeros Corp. (a)	1,889	28,845
Otonomy, Inc. (a)	390	909
Pacira Pharmaceuticals, Inc. (a)	1,951	95,384
Paratek Pharmaceuticals, Inc. (a)(b)	1,033	7,696
Perrigo Co. PLC	6,853	481,766
Pfizer, Inc.	294,853	12,696,370
Phibro Animal Health Corp. Class A	845	36,267
Prestige Brands Holdings, Inc. (a)	2,571	92,967
Reata Pharmaceuticals, Inc. (a)	631	37,185
Revance Therapeutics, Inc. (a)	1,520	33,090
Rhythm Pharmaceuticals, Inc.	139	3,893
Supernus Pharmaceuticals, Inc. (a)	2,402	114,239
Teligent, Inc. (a)	801	2,571
Tetraphase Pharmaceuticals, Inc. (a)	972	1,993
The Medicines Company (a)	3,381	78,642
TherapeuticsMD, Inc. (a)(b)	7,494	36,646
Theravance Biopharma, Inc. (a)	2,229	54,098
WAVE Life Sciences (a)	548	25,586
Zoetis, Inc. Class A	24,355	2,195,603
Zogenix, Inc. (a)	1,772	73,999
Zynerba Pharmaceuticals, Inc. (a)	184	968
		59,546,375

TOTAL HEALTH CARE		197,552,788

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.5%
AAR Corp.	1,631	77,603
Aerojet Rocketdyne Holdings, Inc. (a)	3,502	123,691
AeroVironment, Inc. (a)	990	89,070
Arconic, Inc.	21,591	438,945
Astronics Corp. (a)	905	26,390
Axon Enterprise, Inc. (a)	2,584	159,484
BWX Technologies, Inc.	4,943	288,968
Cubic Corp.	1,290	84,637
Curtiss-Wright Corp.	2,258	247,161
Ducommun, Inc. (a)	348	12,932
Engility Holdings, Inc. (a)	730	22,652
Esterline Technologies Corp. (a)	1,287	151,042
General Dynamics Corp.	13,727	2,369,006
Harris Corp.	5,951	884,973
HEICO Corp.	1,925	161,373
HEICO Corp. Class A	3,649	243,242
Hexcel Corp.	4,423	258,834
Huntington Ingalls Industries, Inc.	2,264	494,639
KEYW Holding Corp. (a)	1,796	14,063
Kratos Defense & Security Solutions, Inc. (a)	4,091	51,260
L3 Technologies, Inc.	3,831	725,860
Lockheed Martin Corp.	12,337	3,625,227
Mercury Systems, Inc. (a)	2,206	103,373
Moog, Inc. Class A	1,633	116,841
National Presto Industries, Inc.	192	23,937
Northrop Grumman Corp.	8,626	2,259,581
Raytheon Co.	14,311	2,504,997
Rockwell Collins, Inc.	8,050	1,030,561
Sparton Corp. (a)	156	1,931
Spirit AeroSystems Holdings, Inc. Class A	5,773	484,990
Teledyne Technologies, Inc. (a)	1,828	404,500
Textron, Inc.	13,224	709,203
The Boeing Co.	27,691	9,826,428
TransDigm Group, Inc. (a)	2,402	793,261
Triumph Group, Inc.	2,802	51,137
United Technologies Corp.	36,676	4,555,526
Vectrus, Inc. (a)	387	10,372
Wesco Aircraft Holdings, Inc. (a)	2,460	25,043
		33,452,733
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	2,690	52,724
Atlas Air Worldwide Holdings, Inc. (a)	1,068	55,130
C.H. Robinson Worldwide, Inc.	6,961	619,738
Echo Global Logistics, Inc. (a)	1,038	26,687
Expeditors International of Washington, Inc.	8,799	591,117
FedEx Corp.	12,257	2,700,707
Forward Air Corp.	1,525	91,485
Hub Group, Inc. Class A (a)	1,473	67,493
United Parcel Service, Inc. Class B	33,986	3,620,868
XPO Logistics, Inc. (a)	4,806	429,560
		8,255,509
Airlines - 0.4%
Alaska Air Group, Inc.	6,010	369,134
Allegiant Travel Co.	551	62,891
American Airlines Group, Inc.	21,493	753,974
Delta Air Lines, Inc.	32,606	1,784,526
Hawaiian Holdings, Inc.	2,299	79,568
JetBlue Airways Corp. (a)	16,279	272,348
SkyWest, Inc.	2,645	151,532
Southwest Airlines Co.	27,031	1,327,222
Spirit Airlines, Inc. (a)	3,500	181,650
United Continental Holdings, Inc. (a)	12,360	1,056,904
		6,039,749
Building Products - 0.4%
A.O. Smith Corp.	7,908	360,051
AAON, Inc.	1,991	68,670
Advanced Drain Systems, Inc. Del	1,591	44,214
Allegion PLC	4,982	427,107
American Woodmark Corp. (a)	620	37,473
Apogee Enterprises, Inc.	1,485	53,609
Armstrong World Industries, Inc. (a)	2,581	159,377
Builders FirstSource, Inc. (a)	5,285	65,428
Continental Building Products, Inc. (a)	1,492	41,493
COVIA Corp. (a)	1,336	7,722
CSW Industrials, Inc. (a)	826	38,021
Fortune Brands Home & Security, Inc.	7,900	354,157
GCP Applied Technologies, Inc. (a)	4,119	106,970
Gibraltar Industries, Inc. (a)	1,325	47,223
GMS, Inc. (a)	1,355	22,276
Griffon Corp.	1,464	17,744
Insteel Industries, Inc.	800	20,896
Jeld-Wen Holding, Inc. (a)	2,854	46,406
Johnson Controls International PLC	46,452	1,485,070
Lennox International, Inc.	1,887	397,949
Masco Corp.	16,075	482,250
Masonite International Corp. (a)	1,219	67,520
NCI Building Systems, Inc. (a)	2,000	24,500
Owens Corning	5,763	272,417
Patrick Industries, Inc. (a)	1,161	50,515
PGT, Inc. (a)	2,775	56,222
Quanex Building Products Corp.	1,570	23,267
Resideo Technologies, Inc. (a)	6,091	128,216
Simpson Manufacturing Co. Ltd.	2,137	121,980
Trex Co., Inc. (a)	2,955	181,142
Universal Forest Products, Inc.	3,573	101,009
USG Corp. (a)	3,987	168,331
		5,479,225
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	3,144	96,678
ACCO Brands Corp.	6,638	53,569
ADS Waste Holdings, Inc. (a)	1,679	45,484
Brady Corp. Class A	2,165	87,228
Casella Waste Systems, Inc. Class A (a)	2,110	68,702
CECO Environmental Corp. (a)	573	4,263
Cintas Corp.	4,251	773,129
Clean Harbors, Inc. (a)	2,439	165,950
Copart, Inc. (a)	9,984	488,317
Covanta Holding Corp.	8,036	118,049
Deluxe Corp.	2,682	126,617
Ennis, Inc.	1,028	19,902
Essendant, Inc.	1,479	18,842
Evoqua Water Technologies Corp. (a)	1,140	10,944
Healthcare Services Group, Inc.	3,426	139,061
Heritage-Crystal Clean, Inc. (a)	288	6,621
Herman Miller, Inc.	2,905	95,720
HNI Corp.	2,433	92,186
Hudson Technologies, Inc. (a)	632	524
Interface, Inc.	2,548	41,507
KAR Auction Services, Inc.	6,955	396,018
Kimball International, Inc. Class B	2,781	45,775
Knoll, Inc.	2,521	50,042
LSC Communications, Inc.	1,322	12,466
Matthews International Corp. Class A	1,418	59,017
McGrath RentCorp.	927	49,493
Mobile Mini, Inc.	2,389	98,236
Msa Safety, Inc.	1,740	181,726
Multi-Color Corp.	595	31,630
PICO Holdings, Inc.	406	4,637
Pitney Bowes, Inc.	7,790	51,570
Quad/Graphics, Inc.	1,422	21,941
R.R. Donnelley & Sons Co.	3,029	17,780
Republic Services, Inc.	11,195	813,653
Rollins, Inc.	5,045	298,664
SP Plus Corp. (a)	878	28,061
Steelcase, Inc. Class A	4,382	72,741
Stericycle, Inc. (a)	4,319	215,820
Team, Inc. (a)	1,100	21,890
Tetra Tech, Inc.	2,650	175,006
The Brink's Co.	2,364	156,780
U.S. Ecology, Inc.	1,123	78,531
UniFirst Corp.	752	112,274
Viad Corp.	761	36,444
VSE Corp.	232	7,276
Waste Management, Inc.	19,676	1,760,412
		7,251,176
Construction & Engineering - 0.2%
AECOM (a)	7,831	228,195
Aegion Corp. (a)	1,684	32,602
Argan, Inc.	571	25,135
Comfort Systems U.S.A., Inc.	1,929	103,163
Dycom Industries, Inc. (a)	1,472	99,919
EMCOR Group, Inc.	2,749	195,124
Fluor Corp.	6,826	299,388
Goldfield Corp.	2,276	8,421
Granite Construction, Inc.	1,801	82,342
Great Lakes Dredge & Dock Corp. (a)	1,475	8,570
Jacobs Engineering Group, Inc.	5,888	442,130
KBR, Inc.	7,563	149,596
Keane Group, Inc. (a)	1,899	23,870
MasTec, Inc. (a)	3,182	138,449
MYR Group, Inc. (a)	797	26,612
NV5 Holdings, Inc. (a)	362	28,261
Primoris Services Corp.	1,822	38,572
Quanta Services, Inc. (a)	8,221	256,495
Sterling Construction Co., Inc. (a)	930	10,565
Tutor Perini Corp. (a)	1,862	28,861
Valmont Industries, Inc.	1,184	147,183
		2,373,453
Electrical Equipment - 0.6%
Acuity Brands, Inc.	2,105	264,472
AMETEK, Inc.	11,525	773,097
AZZ, Inc.	1,284	56,945
Babcock & Wilcox Enterprises, Inc. (a)	124	121
Eaton Corp. PLC	21,908	1,570,146
Emerson Electric Co.	31,899	2,165,304
Encore Wire Corp.	817	36,111
Energous Corp. (a)	389	3,128
EnerSys	2,358	187,626
Fortive Corp.	15,132	1,123,551
FuelCell Energy, Inc. (a)	1,242	1,050
Generac Holdings, Inc. (a)	2,954	149,856
Hubbell, Inc. Class B	2,768	281,506
Plug Power, Inc. (a)(b)	12,226	22,618
Powell Industries, Inc.	194	5,657
Regal Beloit Corp.	2,107	151,072
Rockwell Automation, Inc.	6,314	1,040,105
Sensata Technologies, Inc. PLC (a)	8,839	414,549
Sunrun, Inc. (a)	3,704	45,411
Thermon Group Holdings, Inc. (a)	1,222	26,371
TPI Composites, Inc. (a)	578	14,600
Vivint Solar, Inc. (a)	480	2,491
		8,335,787
Industrial Conglomerates - 1.3%
3M Co.	29,528	5,617,997
Carlisle Companies, Inc.	2,999	289,673
General Electric Co.	429,777	4,340,748
Honeywell International, Inc.	37,595	5,444,508
ITT, Inc.	4,634	234,017
Raven Industries, Inc.	1,604	69,742
Roper Technologies, Inc.	5,097	1,441,941
		17,438,626
Machinery - 1.7%
Actuant Corp. Class A	2,686	64,061
AGCO Corp.	3,463	194,067
Alamo Group, Inc.	467	40,031
Albany International Corp. Class A	1,557	108,959
Allison Transmission Holdings, Inc.	6,606	291,192
Altra Industrial Motion Corp.	1,660	53,568
American Railcar Industries, Inc.	439	30,690
Apergy Corp. (a)	3,918	152,763
Astec Industries, Inc.	694	26,101
Barnes Group, Inc.	2,337	132,274
Briggs & Stratton Corp.	1,737	25,239
Cactus, Inc. (a)	1,016	33,995
Caterpillar, Inc.	29,514	3,580,638
Chart Industries, Inc. (a)	1,517	103,232
CIRCOR International, Inc.	858	27,894
Colfax Corp. (a)	5,329	149,372
Columbus McKinnon Corp. (NY Shares)	864	31,735
Commercial Vehicle Group, Inc. (a)	519	3,472
Crane Co.	2,895	251,981
Cummins, Inc.	7,642	1,044,585
Deere & Co.	15,880	2,150,787
Donaldson Co., Inc.	6,569	336,858
Douglas Dynamics, Inc.	1,420	61,614
Dover Corp.	7,552	625,608
Energy Recovery, Inc. (a)(b)	1,243	9,323
EnPro Industries, Inc.	866	53,865
ESCO Technologies, Inc.	1,029	62,995
ExOne Co. (a)	172	1,135
Federal Signal Corp.	3,588	78,900
Flowserve Corp.	6,745	309,596
Franklin Electric Co., Inc.	1,711	72,581
FreightCar America, Inc. (a)	223	3,189
Gardner Denver Holdings, Inc. (a)	3,748	101,421
Global Brass & Copper Holdings, Inc.	947	29,944
Gorman-Rupp Co.	1,277	44,057
Graco, Inc.	8,175	332,150
Greenbrier Companies, Inc.	1,256	59,597
Harsco Corp. (a)	4,073	111,885
Hillenbrand, Inc.	3,429	164,249
Hyster-Yale Materials Handling Class A	489	29,560
IDEX Corp.	3,844	487,496
Illinois Tool Works, Inc.	15,286	1,950,035
Ingersoll-Rand PLC	12,352	1,185,051
John Bean Technologies Corp.	1,598	166,144
Kadant, Inc.	803	79,256
Kennametal, Inc.	3,989	141,410
Lincoln Electric Holdings, Inc.	3,475	281,162
Lindsay Corp.	448	42,838
Lydall, Inc. (a)	974	29,093
Manitowoc Co., Inc. (a)	1,489	27,219
Meritor, Inc. (a)	4,684	79,581
Middleby Corp. (a)(b)	2,759	309,836
Milacron Holdings Corp. (a)	3,614	50,596
Mueller Industries, Inc.	2,491	60,656
Mueller Water Products, Inc. Class A	7,999	82,070
Navistar International Corp. New (a)	3,430	114,871
NN, Inc.	1,341	15,556
Nordson Corp.	2,672	327,774
Oshkosh Corp.	4,128	231,746
PACCAR, Inc.	17,320	990,877
Parker Hannifin Corp.	6,525	989,386
Pentair PLC	8,488	340,793
ProPetro Holding Corp. (a)	3,334	58,845
Proto Labs, Inc. (a)	1,303	155,643
RBC Bearings, Inc. (a)	1,316	194,347
Rexnord Corp. (a)	5,352	143,487
Snap-On, Inc.	2,806	431,956
Spartan Motors, Inc.	1,648	11,091
SPX Corp. (a)	1,577	46,238
SPX Flow, Inc. (a)	2,347	80,338
Standex International Corp.	713	57,839
Stanley Black & Decker, Inc.	7,541	878,677
Sun Hydraulics Corp.	1,149	53,314
Tennant Co.	720	44,006
Terex Corp.	3,957	132,124
Timken Co.	3,354	132,651
Titan International, Inc.	2,028	14,318
Toro Co.	5,143	289,705
TriMas Corp. (a)	2,153	63,406
Trinity Industries, Inc.	7,552	215,610
Wabash National Corp.	2,660	40,166
WABCO Holdings, Inc. (a)	2,450	263,253
Wabtec Corp.	4,248	348,421
Watts Water Technologies, Inc. Class A	1,112	77,896
Woodward, Inc.	2,505	184,468
Xylem, Inc.	8,753	574,022
		23,460,430
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	473	2,360
Kirby Corp. (a)	2,733	196,612
Matson, Inc.	2,590	90,857
		289,829
Professional Services - 0.5%
Acacia Research Corp. (a)	4,057	13,307
Asgn, Inc. (a)	2,338	156,833
Barrett Business Services, Inc.	286	17,995
CBIZ, Inc. (a)	2,487	55,162
CoStar Group, Inc. (a)	1,786	645,496
CRA International, Inc.	168	7,081
Dun & Bradstreet Corp.	1,786	254,112
Equifax, Inc.	6,009	609,553
Exponent, Inc.	2,489	125,595
Forrester Research, Inc.	245	9,869
FTI Consulting, Inc. (a)	1,971	136,216
Heidrick & Struggles International, Inc.	862	29,748
Huron Consulting Group, Inc. (a)	905	49,313
ICF International, Inc.	1,301	95,806
IHS Markit Ltd. (a)	17,784	934,194
InnerWorkings, Inc. (a)	1,754	12,611
Insperity, Inc.	1,960	215,306
Kelly Services, Inc. Class A (non-vtg.)	1,266	29,738
Kforce, Inc.	1,361	41,946
Korn/Ferry International	2,692	121,517
Manpower, Inc.	3,413	260,378
MISTRAS Group, Inc. (a)	434	8,637
Navigant Consulting, Inc.	1,776	38,362
Nielsen Holdings PLC	16,438	427,059
Resources Connection, Inc.	1,400	22,848
Robert Half International, Inc.	6,158	372,744
TransUnion Holding Co., Inc.	7,225	475,044
TriNet Group, Inc. (a)	2,381	111,883
TrueBlue, Inc. (a)	2,188	51,046
Verisk Analytics, Inc. (a)	7,672	919,412
WageWorks, Inc. (a)	2,124	84,556
Willdan Group, Inc. (a)	143	4,319
		6,337,686
Road & Rail - 1.0%
AMERCO	325	106,106
ArcBest Corp.	1,423	52,822
Avis Budget Group, Inc. (a)	3,483	97,942
Covenant Transport Group, Inc. Class A (a)	308	7,709
CSX Corp.	44,107	3,037,208
Daseke, Inc. (a)	866	5,265
Genesee & Wyoming, Inc. Class A (a)	3,307	262,014
Heartland Express, Inc.	2,117	41,218
J.B. Hunt Transport Services, Inc.	4,128	456,598
Kansas City Southern	5,173	527,439
Knight-Swift Transportation Holdings, Inc. Class A	6,433	205,856
Landstar System, Inc.	2,300	230,207
Marten Transport Ltd.	1,617	31,143
Norfolk Southern Corp.	14,149	2,374,627
Old Dominion Freight Lines, Inc.	3,375	440,168
Ryder System, Inc.	2,477	137,003
Saia, Inc. (a)	1,293	81,278
Schneider National, Inc. Class B	1,308	28,606
Union Pacific Corp.	38,788	5,671,581
Werner Enterprises, Inc.	2,216	71,333
YRC Worldwide, Inc. (a)	1,152	9,516
		13,875,639
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	4,629	176,365
Aircastle Ltd.	2,181	42,377
Applied Industrial Technologies, Inc.	1,926	126,596
Beacon Roofing Supply, Inc. (a)	3,185	88,893
BMC Stock Holdings, Inc. (a)	2,606	43,624
CAI International, Inc. (a)	385	9,590
DXP Enterprises, Inc. (a)	862	27,394
Fastenal Co.	14,139	726,886
GATX Corp.	1,961	146,938
H&E Equipment Services, Inc.	1,668	40,182
HD Supply Holdings, Inc. (a)	8,875	333,434
Herc Holdings, Inc. (a)	1,150	36,869
Kaman Corp.	1,217	77,304
MRC Global, Inc. (a)	4,155	65,774
MSC Industrial Direct Co., Inc. Class A	2,056	166,659
Nexeo Solutions, Inc. (a)	2,235	23,356
Now, Inc. (a)	6,009	77,156
Rush Enterprises, Inc. Class A	1,461	51,705
SiteOne Landscape Supply, Inc. (a)	1,854	126,146
Systemax, Inc.	519	16,769
Textainer Group Holdings Ltd. (a)	946	11,097
Titan Machinery, Inc. (a)	850	12,113
Triton International Ltd.	2,228	71,675
United Rentals, Inc. (a)	4,204	504,774
Univar, Inc. (a)	6,056	149,099
Veritiv Corp. (a)	418	13,936
W.W. Grainger, Inc.	2,554	725,259
Watsco, Inc.	1,639	242,867
WESCO International, Inc. (a)	2,397	120,281
		4,255,118
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	3,635	134,313

TOTAL INDUSTRIALS		136,979,273

INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 1.2%
ADTRAN, Inc.	1,932	25,966
Aerohive Networks, Inc. (a)	473	1,812
Applied Optoelectronics, Inc. (a)(b)	715	14,035
Arista Networks, Inc. (a)	2,314	533,030
Arris International PLC (a)	8,515	211,768
CalAmp Corp. (a)	1,879	37,467
Calix Networks, Inc. (a)	1,584	11,563
Carvana Co. Class A (a)(b)	691	26,776
Ciena Corp. (a)	6,758	211,255
Cisco Systems, Inc.	244,253	11,174,575
CommScope Holding Co., Inc. (a)	9,717	233,791
Comtech Telecommunications Corp.	1,432	39,981
EchoStar Holding Corp. Class A (a)	2,228	90,345
EMCORE Corp. (a)	405	1,997
Extreme Networks, Inc. (a)	5,215	28,943
F5 Networks, Inc. (a)	3,215	563,525
Finisar Corp. (a)	6,143	102,527
Harmonic, Inc. (a)	4,388	24,178
Infinera Corp. (a)	5,720	31,689
InterDigital, Inc.	1,759	124,801
Juniper Networks, Inc.	18,207	532,919
Lumentum Holdings, Inc. (a)	3,228	176,410
Motorola Solutions, Inc.	8,009	981,583
NETGEAR, Inc. (a)	1,516	84,108
NetScout Systems, Inc. (a)	4,673	118,040
Oclaro, Inc. (a)	6,850	56,307
Palo Alto Networks, Inc. (a)	4,495	822,765
Plantronics, Inc.	2,099	123,778
Quantenna Communications, Inc. (a)	485	8,711
Sonus Networks, Inc. (a)	1,144	7,779
Ubiquiti Networks, Inc. (b)	1,093	101,747
ViaSat, Inc. (a)(b)	2,867	182,800
Viavi Solutions, Inc. (a)	11,110	128,098
		16,815,069
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	15,050	1,346,975
Anixter International, Inc. (a)	1,521	99,914
Arrow Electronics, Inc. (a)	4,535	307,065
Avnet, Inc.	6,079	243,586
AVX Corp.	1,739	29,007
Badger Meter, Inc.	1,688	82,898
Belden, Inc.	1,993	107,722
Benchmark Electronics, Inc.	2,247	49,052
Cardtronics PLC (a)	2,324	63,120
Casa Systems, Inc. (a)	4,070	58,608
CDW Corp.	7,673	690,647
Cognex Corp.	8,425	360,927
Coherent, Inc. (a)	1,205	148,384
Control4 Corp. (a)	739	20,633
Corning, Inc.	43,097	1,376,949
CTS Corp.	1,754	46,814
Daktronics, Inc.	943	6,893
Dell Technologies, Inc. (a)	9,967	900,917
Dolby Laboratories, Inc. Class A	2,968	204,228
Electro Scientific Industries, Inc. (a)	1,882	54,578
ePlus, Inc. (a)	835	70,875
Fabrinet	2,141	92,748
FARO Technologies, Inc. (a)	647	32,699
Fitbit, Inc. (a)(b)	7,314	34,595
FLIR Systems, Inc.	6,863	317,826
II-VI, Inc. (a)	2,597	96,686
Insight Enterprises, Inc. (a)	1,741	89,992
IPG Photonics Corp. (a)	1,856	247,869
Iteris, Inc. (a)	486	2,100
Itron, Inc. (a)	1,784	93,018
Jabil, Inc.	9,420	232,957
KEMET Corp.	2,794	60,853
Keysight Technologies, Inc. (a)	9,132	521,255
Knowles Corp. (a)	4,270	69,089
Littelfuse, Inc.	1,184	214,493
Maxwell Technologies, Inc. (a)(b)	567	1,667
Mesa Laboratories, Inc.	168	30,692
Methode Electronics, Inc. Class A	1,579	46,738
MicroVision, Inc. (a)(b)	1,309	1,414
MTS Systems Corp.	827	39,158
National Instruments Corp.	5,298	259,443
Novanta, Inc. (a)	1,715	99,830
OSI Systems, Inc. (a)	1,145	79,188
Park Electrochemical Corp.	630	11,126
PC Mall, Inc. (a)	176	3,321
Plexus Corp. (a)	1,732	101,149
Rogers Corp. (a)	881	108,416
Sanmina Corp. (a)	3,088	78,126
ScanSource, Inc. (a)	1,619	62,947
SYNNEX Corp.	1,667	129,376
TE Connectivity Ltd.	17,472	1,317,738
Tech Data Corp. (a)	1,690	119,415
Trimble, Inc. (a)	12,410	463,886
TTM Technologies, Inc. (a)	4,374	51,176
Vishay Intertechnology, Inc.	6,262	114,595
Zebra Technologies Corp. Class A (a)	2,638	438,699
		11,934,072
Internet Software & Services - 0.0%
ANGI Homeservices, Inc. Class A (a)(b)	2,166	41,457
BlackLine, Inc. (a)	1,396	64,746
Cision Ltd. (a)	1,751	25,897
GTT Communications, Inc. (a)(b)	1,591	57,117
Yatra Online, Inc. (a)	302	1,341
		190,558
IT Services - 4.6%
Accenture PLC Class A	30,410	4,793,224
Akamai Technologies, Inc. (a)	8,400	606,900
Alliance Data Systems Corp.	2,375	489,678
Amdocs Ltd.	7,013	443,713
Automatic Data Processing, Inc.	21,746	3,133,164
Booz Allen Hamilton Holding Corp. Class A	7,429	368,033
Broadridge Financial Solutions, Inc.	5,738	671,002
CACI International, Inc. Class A (a)	1,279	228,250
Carbonite, Inc. (a)	844	28,873
Cass Information Systems, Inc.	457	30,208
Cognizant Technology Solutions Corp. Class A	29,249	2,019,058
Conduent, Inc. (a)	9,637	184,067
CoreLogic, Inc. (a)	3,985	161,871
CSG Systems International, Inc.	1,413	49,596
DXC Technology Co.	14,199	1,034,113
Endurance International Group Holdings, Inc. (a)	3,677	36,292
EPAM Systems, Inc. (a)	2,552	304,887
Euronet Worldwide, Inc. (a)	2,603	289,402
Everi Holdings, Inc. (a)	3,275	23,580
EVERTEC, Inc.	3,273	85,360
ExlService Holdings, Inc. (a)	1,814	116,277
Fidelity National Information Services, Inc.	16,539	1,721,710
First Data Corp. Class A (a)	21,629	405,327
Fiserv, Inc. (a)	20,553	1,629,853
FleetCor Technologies, Inc. (a)	4,390	878,132
Gartner, Inc. (a)	4,530	668,266
Genpact Ltd.	7,052	193,295
Global Payments, Inc.	7,895	901,846
GoDaddy, Inc. (a)	5,230	382,679
Hackett Group, Inc.	1,315	26,918
IBM Corp.	42,608	4,918,241
Internap Network Services Corp. (a)	284	2,434
Jack Henry & Associates, Inc.	3,817	571,901
Leidos Holdings, Inc.	7,059	457,282
Limelight Networks, Inc. (a)	3,741	15,076
Liveramp Holdings, Inc. (a)	3,743	170,980
ManTech International Corp. Class A	1,204	68,965
MasterCard, Inc. Class A	45,908	9,074,634
Maximus, Inc.	3,245	210,828
MoneyGram International, Inc. (a)	554	2,349
MongoDB, Inc. Class A (b)	355	28,933
NIC, Inc.	3,150	41,927
Okta, Inc. (a)	1,890	110,300
Paychex, Inc.	15,789	1,034,022
PayPal Holdings, Inc. (a)	55,990	4,713,798
Perficient, Inc. (a)	1,699	42,509
Perspecta, Inc.	6,935	169,838
Presidio, Inc.	1,261	16,897
Sabre Corp.	10,392	256,163
Science Applications International Corp.	2,368	164,600
Square, Inc. (a)	13,245	972,845
Switch, Inc. Class A	1,377	12,214
Sykes Enterprises, Inc. (a)	2,364	72,504
Teradata Corp. (a)	5,682	206,825
The Western Union Co.	23,707	427,674
Total System Services, Inc.	8,441	769,397
Travelport Worldwide Ltd.	5,982	89,491
Ttec Holdings, Inc.	408	10,167
Twilio, Inc. Class A (a)	3,427	257,779
Unisys Corp. (a)	1,995	36,728
VeriSign, Inc. (a)	4,380	624,325
Virtusa Corp. (a)	1,188	58,913
Visa, Inc. Class A	89,554	12,345,019
WEX, Inc. (a)	2,001	352,096
Worldpay, Inc. (a)	14,835	1,362,446
		61,575,674
Semiconductors & Semiconductor Equipment - 3.5%
Acacia Communications, Inc. (a)	760	26,197
Advanced Energy Industries, Inc. (a)	2,203	94,795
Advanced Micro Devices, Inc. (a)	40,249	732,934
Alpha & Omega Semiconductor Ltd. (a)	370	3,430
Amkor Technology, Inc. (a)	7,118	50,894
Analog Devices, Inc.	18,357	1,536,664
Applied Materials, Inc.	53,100	1,745,928
Axcelis Technologies, Inc. (a)	1,539	26,563
AXT, Inc. (a)	1,632	10,755
Broadcom, Inc.	20,129	4,498,630
Brooks Automation, Inc.	3,645	113,104
Cabot Microelectronics Corp.	1,392	135,887
Ceva, Inc. (a)	1,086	26,759
Cirrus Logic, Inc. (a)	3,322	124,376
Cohu, Inc.	1,886	39,229
Cree, Inc. (a)	4,865	188,859
CyberOptics Corp. (a)	118	2,495
Cypress Semiconductor Corp.	17,040	220,498
Diodes, Inc. (a)	2,586	78,071
Entegris, Inc.	7,319	194,246
First Solar, Inc. (a)	4,156	173,721
FormFactor, Inc. (a)	4,109	50,294
Ichor Holdings Ltd. (a)(b)	887	15,744
Impinj, Inc. (a)	660	12,936
Inphi Corp. (a)	1,958	62,656
Integrated Device Technology, Inc. (a)	6,570	307,542
Intel Corp.	231,575	10,856,236
KLA-Tencor Corp.	7,720	706,689
Kopin Corp. (a)	1,061	2,366
Kulicke & Soffa Industries, Inc.	3,132	63,674
Lam Research Corp.	8,093	1,147,021
Lattice Semiconductor Corp. (a)	6,873	41,307
MACOM Technology Solutions Holdings, Inc. (a)	1,472	20,711
Marvell Technology Group Ltd.	20,490	336,241
Maxim Integrated Products, Inc.	13,900	695,278
MaxLinear, Inc. Class A (a)	2,548	49,457
Microchip Technology, Inc. (b)	11,781	774,954
Micron Technology, Inc. (a)	57,245	2,159,281
MKS Instruments, Inc.	2,620	193,068
Monolithic Power Systems, Inc.	1,778	210,017
Nanometrics, Inc. (a)	1,028	32,958
NeoPhotonics Corp. (a)	1,538	12,304
NVE Corp.	189	16,008
NVIDIA Corp.	30,019	6,328,906
ON Semiconductor Corp. (a)	21,760	369,920
PDF Solutions, Inc. (a)	1,227	9,816
Photronics, Inc. (a)	3,002	29,239
Pixelworks, Inc. (a)	518	2,165
Power Integrations, Inc.	1,254	70,625
Qorvo, Inc. (a)	6,372	468,406
Qualcomm, Inc.	72,895	4,584,367
Rambus, Inc. (a)	4,921	42,862
Rudolph Technologies, Inc. (a)	1,360	28,274
Semtech Corp. (a)	3,352	150,639
Silicon Laboratories, Inc. (a)	1,991	162,326
Skyworks Solutions, Inc.	9,043	784,571
SMART Global Holdings, Inc. (a)	111	3,109
SolarEdge Technologies, Inc. (a)(b)	1,807	69,985
SunPower Corp. (a)(b)	2,177	13,084
Synaptics, Inc. (a)	1,530	57,436
Teradyne, Inc.	9,474	326,379
Texas Instruments, Inc.	48,740	4,524,534
Ultra Clean Holdings, Inc. (a)	1,426	15,002
Universal Display Corp. (b)	2,103	258,690
Veeco Instruments, Inc. (a)	1,807	17,185
Versum Materials, Inc.	5,336	168,404
Xilinx, Inc.	12,496	1,066,784
Xperi Corp.	1,993	25,909
		47,369,394
Software - 6.0%
2U, Inc. (a)	2,716	170,864
8x8, Inc. (a)	4,915	84,489
A10 Networks, Inc. (a)	2,273	13,206
ACI Worldwide, Inc. (a)	5,954	149,386
Adobe, Inc. (a)	24,413	5,999,739
Alarm.com Holdings, Inc. (a)	1,121	49,862
Altair Engineering, Inc. Class A (a)	960	36,614
Alteryx, Inc. Class A (a)(b)	1,323	70,106
ANSYS, Inc. (a)	4,267	638,130
AppFolio, Inc. (a)	376	21,470
Appian Corp. Class A (a)	543	13,961
Apptio, Inc. Class A (a)	138	3,574
Aspen Technology, Inc. (a)	3,681	312,480
Asure Software, Inc. (a)	198	2,206
Autodesk, Inc. (a)	10,949	1,415,158
Avaya Holdings Corp. (a)	5,663	92,986
Benefitfocus, Inc. (a)	1,311	46,580
Black Knight, Inc. (a)	5,713	278,623
Blackbaud, Inc.	2,460	176,431
Bottomline Technologies, Inc. (a)	2,091	139,344
Box, Inc. Class A (a)	6,260	112,680
CA Technologies, Inc.	15,283	677,954
Cadence Design Systems, Inc. (a)	13,815	615,735
CDK Global, Inc.	6,548	374,808
Citrix Systems, Inc.	7,083	725,795
Cloudera, Inc. (a)	3,617	49,770
CommVault Systems, Inc. (a)	2,915	169,711
Cornerstone OnDemand, Inc. (a)	2,635	129,774
Coupa Software, Inc. (a)	1,372	88,947
Digimarc Corp. (a)	462	11,610
Ebix, Inc.	1,075	61,608
Ellie Mae, Inc. (a)(b)	1,851	122,684
Envestnet, Inc. (a)	2,522	131,194
Everbridge, Inc. (a)	709	36,038
Fair Isaac Corp. (a)	1,600	308,336
FireEye, Inc. (a)	8,435	155,963
Five9, Inc. (a)	2,431	95,684
Forescout Technologies, Inc. (a)	799	22,004
Fortinet, Inc. (a)	7,462	613,227
Guidewire Software, Inc. (a)	4,049	360,240
Hortonworks, Inc. (a)	2,020	36,077
HubSpot, Inc. (a)	1,743	236,438
Imperva, Inc. (a)	1,481	81,973
Instructure, Inc. (a)	724	27,034
Intuit, Inc.	12,019	2,536,009
j2 Global, Inc.	2,200	160,248
LivePerson, Inc. (a)	3,089	69,811
LogMeIn, Inc.	2,574	221,673
Manhattan Associates, Inc. (a)	3,302	157,637
Microsoft Corp.	381,449	40,742,568
MicroStrategy, Inc. Class A (a)	353	44,467
MINDBODY, Inc. (a)	1,220	38,845
Mitek Systems, Inc. (a)	2,054	18,835
MobileIron, Inc. (a)	2,165	10,468
Model N, Inc. (a)	1,047	16,082
Monotype Imaging Holdings, Inc.	2,037	35,709
New Relic, Inc. (a)	2,073	185,015
Nuance Communications, Inc. (a)	13,359	232,313
Nutanix, Inc. Class A (a)	2,753	114,277
Onespan, Inc. (a)	1,320	19,371
Oracle Corp.	150,522	7,351,494
Parametric Technology Corp. (a)	5,661	466,523
Paycom Software, Inc. (a)(b)	2,346	293,719
Paylocity Holding Corp. (a)	1,541	101,382
Pegasystems, Inc.	1,761	94,249
Progress Software Corp.	2,665	85,653
Proofpoint, Inc. (a)	2,157	196,179
PROS Holdings, Inc. (a)	1,606	52,870
Q2 Holdings, Inc. (a)	1,439	76,598
QAD, Inc. Class A	381	16,166
Qualys, Inc. (a)	1,554	110,707
Rapid7, Inc. (a)	1,174	42,546
RealPage, Inc. (a)	3,123	165,519
Red Hat, Inc. (a)	8,779	1,506,828
Red Violet, Inc. (a)	510	3,004
RingCentral, Inc. (a)	3,398	264,127
SailPoint Technologies Holding, Inc. (a)	953	24,816
Salesforce.com, Inc. (a)	33,972	4,662,317
SendGrid, Inc. (a)	468	16,998
ServiceNow, Inc. (a)	8,646	1,565,272
Splunk, Inc. (a)	6,897	688,596
SPS Commerce, Inc. (a)	997	92,811
SS&C Technologies Holdings, Inc.	8,482	433,939
Symantec Corp.	30,396	551,687
Synopsys, Inc. (a)	7,620	682,219
Tableau Software, Inc. (a)	3,031	323,347
The Rubicon Project, Inc. (a)	790	2,694
The Trade Desk, Inc. (a)	917	113,295
TiVo Corp.	5,357	58,927
Tyler Technologies, Inc. (a)	1,795	379,930
Ultimate Software Group, Inc. (a)	1,444	385,014
Upland Software, Inc. (a)	259	8,169
Varonis Systems, Inc. (a)	814	49,711
Verint Systems, Inc. (a)	3,089	141,075
VirnetX Holding Corp. (a)	2,245	7,409
VMware, Inc. Class A (a)	3,341	472,384
Workday, Inc. Class A (a)	6,649	884,450
Workiva, Inc. (a)	1,235	42,101
Zendesk, Inc. (a)	5,129	281,941
		82,260,487
Technology Hardware, Storage & Peripherals - 4.5%
3D Systems Corp. (a)(b)	5,327	64,350
Apple, Inc.	254,044	55,600,034
Avid Technology, Inc. (a)	595	3,154
Cray, Inc. (a)	1,823	41,364
Diebold Nixdorf, Inc. (b)	3,393	13,233
Eastman Kodak Co. (a)(b)	704	1,718
Electronics for Imaging, Inc. (a)	1,963	59,773
Hewlett Packard Enterprise Co.	78,476	1,196,759
HP, Inc.	83,207	2,008,617
Immersion Corp. (a)	640	6,406
NCR Corp. (a)	6,297	169,074
NetApp, Inc.	13,559	1,064,246
Pure Storage, Inc. Class A (a)	5,242	105,784
Quantum Corp. (a)	557	1,281
Seagate Technology LLC	14,221	572,111
U.S.A. Technologies, Inc. (a)	2,071	12,012
Western Digital Corp.	14,553	626,798
Xerox Corp.	11,069	308,493
		61,855,207

TOTAL INFORMATION TECHNOLOGY		282,000,461

MATERIALS - 2.6%
Chemicals - 1.6%
A. Schulman, Inc. rights (a)(c)	493	942
Advanced Emissions Solutions, Inc.	349	3,455
AdvanSix, Inc. (a)	1,506	41,776
Air Products & Chemicals, Inc.	10,788	1,665,128
Albemarle Corp. U.S.	5,495	545,214
American Vanguard Corp.	1,302	20,962
Ashland Global Holdings, Inc.	2,965	219,351
Axalta Coating Systems Ltd. (a)	11,548	285,005
Balchem Corp.	1,625	152,181
Cabot Corp.	3,225	156,993
Celanese Corp. Class A	6,723	651,728
CF Industries Holdings, Inc.	11,764	565,025
Chase Corp.	272	29,332
DowDuPont, Inc.	115,841	6,246,147
Eastman Chemical Co.	7,121	557,930
Ecolab, Inc.	12,733	1,950,059
Ferro Corp. (a)	3,606	61,086
Flotek Industries, Inc. (a)	973	1,761
FMC Corp.	6,690	522,355
H.B. Fuller Co.	2,711	120,531
Hawkins, Inc.	233	7,843
Huntsman Corp.	10,170	222,520
Ingevity Corp. (a)	2,054	187,078
Innophos Holdings, Inc.	960	28,128
Innospec, Inc.	1,039	69,530
International Flavors & Fragrances, Inc.	3,889	562,583
Intrepid Potash, Inc. (a)	3,828	15,121
KMG Chemicals, Inc.	493	36,985
Koppers Holdings, Inc. (a)	991	26,509
Kraton Performance Polymers, Inc. (a)	1,357	37,372
Kronos Worldwide, Inc.	925	12,978
LSB Industries, Inc. (a)	366	2,782
LyondellBasell Industries NV Class A	16,094	1,436,711
Minerals Technologies, Inc.	2,412	132,057
NewMarket Corp.	486	187,577
Olin Corp.	7,702	155,580
OMNOVA Solutions, Inc. (a)	1,203	8,890
Platform Specialty Products Corp. (a)	10,414	112,679
PolyOne Corp.	3,965	128,109
PPG Industries, Inc.	12,693	1,333,907
PQ Group Holdings, Inc. (a)	1,526	24,492
Quaker Chemical Corp.	670	120,533
Rayonier Advanced Materials, Inc.	2,231	27,620
RPM International, Inc.	6,578	402,376
Sensient Technologies Corp.	2,147	139,254
Sherwin-Williams Co.	4,080	1,605,358
Stepan Co.	1,144	94,483
The Chemours Co. LLC	9,113	300,820
The Mosaic Co.	17,363	537,211
The Scotts Miracle-Gro Co. Class A	2,334	155,771
Trinseo SA	2,002	107,868
Tronox Ltd. Class A	3,850	44,083
Valvoline, Inc.	10,349	206,152
Venator Materials PLC (a)	2,162	14,615
W.R. Grace & Co.	3,105	201,173
Westlake Chemical Corp.	1,694	120,782
		22,604,491
Construction Materials - 0.1%
Eagle Materials, Inc.	2,788	205,866
Forterra, Inc. (a)	359	1,619
Foundation Building Materials, Inc. (a)	198	1,887
Martin Marietta Materials, Inc.	3,124	535,079
nVent Electric PLC	8,153	199,096
Summit Materials, Inc.	4,910	66,285
U.S. Concrete, Inc. (a)	645	21,053
United States Lime & Minerals, Inc.	22	1,650
Vulcan Materials Co.	6,485	655,893
		1,688,428
Containers & Packaging - 0.4%
Aptargroup, Inc.	3,124	318,523
Avery Dennison Corp.	4,371	396,537
Ball Corp.	17,200	770,560
Bemis Co., Inc.	4,445	203,448
Berry Global Group, Inc. (a)	6,363	277,554
Crown Holdings, Inc. (a)	6,783	286,853
Graphic Packaging Holding Co.	15,046	165,656
Greif, Inc. Class A	1,048	49,570
International Paper Co.	20,266	919,266
Myers Industries, Inc.	868	13,766
Owens-Illinois, Inc. (a)	7,782	121,944
Packaging Corp. of America	4,683	429,946
Sealed Air Corp.	9,024	292,017
Silgan Holdings, Inc.	3,535	84,946
Sonoco Products Co.	5,222	285,017
WestRock Co.	12,683	544,989
		5,160,592
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	16,538	61,191
Alcoa Corp. (a)	8,523	298,220
Allegheny Technologies, Inc. (a)	5,918	153,217
Atkore International Group, Inc. (a)	732	14,098
Carpenter Technology Corp.	2,197	95,811
Century Aluminum Co. (a)	2,078	16,499
Cleveland-Cliffs, Inc. (b)	13,816	148,660
Coeur d'Alene Mines Corp. (a)	8,762	41,882
Commercial Metals Co.	6,200	118,172
Compass Minerals International, Inc.	1,807	87,658
Freeport-McMoRan, Inc.	66,164	770,811
Gold Resource Corp.	3,817	16,528
Haynes International, Inc.	1,092	31,624
Hecla Mining Co.	17,868	42,883
Kaiser Aluminum Corp.	728	69,429
Materion Corp.	1,291	73,368
McEwen Mining, Inc. (b)	12,248	24,006
Newmont Mining Corp.	26,145	808,403
Nucor Corp.	15,984	944,974
Olympic Steel, Inc.	153	2,886
Reliance Steel & Aluminum Co.	3,535	278,982
Royal Gold, Inc.	3,270	250,580
Ryerson Holding Corp. (a)	285	2,616
Schnitzer Steel Industries, Inc. Class A	1,365	36,719
Steel Dynamics, Inc.	11,654	461,498
SunCoke Energy, Inc.	4,021	45,035
TimkenSteel Corp. (a)	1,425	16,573
United States Steel Corp.	8,812	233,782
Warrior Metropolitan Coal, Inc.	784	21,952
Worthington Industries, Inc.	2,169	90,838
		5,258,895
Paper & Forest Products - 0.1%
Boise Cascade Co.	1,564	48,156
Clearwater Paper Corp. (a)	603	14,556
Domtar Corp.	3,081	142,681
Kapstone Paper & Packaging Corp.	4,242	148,470
Louisiana-Pacific Corp.	7,548	164,320
Mercer International, Inc. (SBI)	2,652	40,337
Neenah, Inc.	720	57,931
P.H. Glatfelter Co.	2,627	47,023
Resolute Forest Products	4,537	51,132
Schweitzer-Mauduit International, Inc.	1,769	56,466
Verso Corp. (a)	1,561	43,880
		814,952

TOTAL MATERIALS		35,527,358

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.5%
Acadia Realty Trust (SBI)	4,681	130,319
Agree Realty Corp.	1,830	104,804
Alexander & Baldwin, Inc.	3,010	58,815
Alexanders, Inc.	198	62,372
Alexandria Real Estate Equities, Inc.	5,170	631,929
American Assets Trust, Inc.	1,474	56,543
American Campus Communities, Inc.	6,428	253,970
American Homes 4 Rent Class A	12,369	260,615
American Tower Corp.	21,169	3,298,342
Americold Realty Trust	2,575	63,731
Apartment Investment & Management Co. Class A	7,444	320,390
Apple Hospitality (REIT), Inc.	10,144	164,028
Armada Hoffler Properties, Inc.	1,131	16,942
Ashford Hospitality Trust, Inc.	3,749	19,307
AvalonBay Communities, Inc.	6,797	1,192,058
Bluerock Residential Growth (REIT), Inc.	351	3,324
Boston Properties, Inc.	7,564	913,429
Braemar Hotels & Resorts, Inc.	823	8,757
Brandywine Realty Trust (SBI)	9,710	136,523
Brixmor Property Group, Inc.	14,938	241,996
Camden Property Trust (SBI)	4,548	410,548
CareTrust (REIT), Inc.	3,795	67,020
CatchMark Timber Trust, Inc.	4,356	38,551
CBL & Associates Properties, Inc. (b)	6,928	22,862
Cedar Realty Trust, Inc.	2,268	8,550
Chatham Lodging Trust	1,975	38,513
Chesapeake Lodging Trust	2,479	72,858
City Office REIT, Inc.	735	8,100
Colony Capital, Inc.	27,275	160,104
Columbia Property Trust, Inc.	6,770	151,987
Community Healthcare Trust, Inc.	1,094	32,514
CorEnergy Infrastructure Trust, Inc.	238	8,599
CorePoint Lodging, Inc.	1,727	28,271
CoreSite Realty Corp.	1,724	161,815
Corporate Office Properties Trust (SBI)	5,183	133,929
Corrections Corp. of America	6,248	140,330
Cousins Properties, Inc.	25,162	209,096
Crown Castle International Corp.	20,064	2,181,759
CubeSmart	9,186	266,210
CyrusOne, Inc.	4,764	253,588
DDR Corp.	8,230	102,299
DiamondRock Hospitality Co.	11,172	116,747
Digital Realty Trust, Inc.	10,200	1,053,252
Douglas Emmett, Inc.	7,486	270,918
Duke Realty Corp.	18,298	504,476
Easterly Government Properties, Inc.	2,365	42,972
EastGroup Properties, Inc.	1,970	188,706
Empire State Realty Trust, Inc.	5,930	94,050
EPR Properties	3,247	223,199
Equinix, Inc.	3,877	1,468,375
Equity Commonwealth	6,658	198,275
Equity Lifestyle Properties, Inc.	4,308	407,925
Equity Residential (SBI)	18,040	1,171,878
Essex Property Trust, Inc.	3,257	816,790
Extra Space Storage, Inc.	6,343	571,251
Farmland Partners, Inc. (b)	594	4,069
Federal Realty Investment Trust (SBI)	3,659	453,899
First Industrial Realty Trust, Inc.	5,635	172,995
Forest City Realty Trust, Inc. Class A	12,764	321,142
Four Corners Property Trust, Inc.	2,711	70,703
Franklin Street Properties Corp.	4,083	28,418
Front Yard Residential Corp. Class B	2,383	22,090
Gaming & Leisure Properties	10,045	338,416
Getty Realty Corp.	1,846	49,528
Gladstone Commercial Corp.	697	13,236
Global Medical REIT, Inc.	289	2,647
Global Net Lease, Inc.	4,314	87,359
Government Properties Income Trust	4,137	36,530
HCP, Inc.	23,366	643,733
Healthcare Realty Trust, Inc.	6,337	176,549
Healthcare Trust of America, Inc.	10,989	288,571
Hersha Hospitality Trust	1,846	32,416
Highwoods Properties, Inc. (SBI)	4,759	202,924
Hospitality Properties Trust (SBI)	7,855	201,245
Host Hotels & Resorts, Inc.	36,089	689,661
Hudson Pacific Properties, Inc.	7,612	230,644
Independence Realty Trust, Inc.	4,392	43,525
Industrial Logistics Properties Trust	661	14,271
InfraReit, Inc.	2,035	42,776
Investors Real Estate Trust	8,703	47,257
Invitation Homes, Inc.	14,402	315,116
Iron Mountain, Inc.	13,984	428,050
iStar Financial, Inc.	2,881	30,251
JBG SMITH Properties	5,049	189,237
Jernigan Capital, Inc.	213	4,168
Kilroy Realty Corp.	5,190	357,487
Kimco Realty Corp.	21,239	341,736
Kite Realty Group Trust	4,350	68,904
Lamar Advertising Co. Class A	4,222	309,557
LaSalle Hotel Properties (SBI)	5,481	180,928
Lexington Corporate Properties Trust	9,500	73,815
Liberty Property Trust (SBI)	7,001	293,132
Life Storage, Inc.	2,171	204,421
LTC Properties, Inc.	2,487	106,369
Mack-Cali Realty Corp.	3,943	80,043
MedEquities Realty Trust, Inc.	835	6,905
Medical Properties Trust, Inc.	18,752	278,655
Mid-America Apartment Communities, Inc.	5,789	565,643
Monmouth Real Estate Investment Corp. Class A	3,284	49,129
National Health Investors, Inc.	1,912	140,456
National Retail Properties, Inc.	7,953	371,803
National Storage Affiliates Trust	2,854	76,002
New Senior Investment Group, Inc.	4,135	23,652
NexPoint Residential Trust, Inc.	709	25,269
NorthStar Realty Europe Corp.	2,371	31,819
Omega Healthcare Investors, Inc.	10,032	334,567
Outfront Media, Inc.	6,662	118,051
Paramount Group, Inc.	9,141	130,625
Park Hotels & Resorts, Inc.	8,001	232,589
Pebblebrook Hotel Trust (b)	3,880	130,795
Pennsylvania Real Estate Investment Trust (SBI) (b)	3,454	30,913
Physicians Realty Trust	8,886	147,330
Piedmont Office Realty Trust, Inc. Class A	6,712	120,950
Potlatch Corp.	1,839	66,664
Preferred Apartment Communities, Inc. Class A	1,781	30,010
Prologis, Inc.	26,392	1,701,492
PS Business Parks, Inc.	1,098	143,399
Public Storage	7,394	1,519,245
QTS Realty Trust, Inc. Class A	2,531	96,988
Ramco-Gershenson Properties Trust (SBI)	3,259	43,280
Rayonier, Inc.	6,727	203,155
Realty Income Corp.	13,979	842,514
Regency Centers Corp.	7,760	491,674
Retail Opportunity Investments Corp.	4,733	83,253
Retail Properties America, Inc.	11,365	139,449
Rexford Industrial Realty, Inc.	4,214	133,457
RLJ Lodging Trust	9,021	175,368
Ryman Hospitality Properties, Inc.	2,664	206,700
Sabra Health Care REIT, Inc.	8,960	193,984
Safety Income and Growth, Inc.	136	2,445
Saul Centers, Inc.	668	31,904
SBA Communications Corp. Class A (a)	5,831	945,613
Select Income REIT	2,715	51,341
Senior Housing Properties Trust (SBI)	11,599	186,396
Seritage Growth Properties (b)	1,276	48,514
Simon Property Group, Inc.	15,356	2,818,133
SL Green Realty Corp.	4,866	444,071
Spirit MTA REIT	1,828	19,578
Spirit Realty Capital, Inc.	20,577	160,912
Stag Industrial, Inc.	4,271	113,011
Store Capital Corp.	7,686	223,125
Summit Hotel Properties, Inc.	4,462	51,402
Sun Communities, Inc.	3,951	396,957
Sunstone Hotel Investors, Inc.	11,843	171,368
Tanger Factory Outlet Centers, Inc.	5,557	123,699
Taubman Centers, Inc.	2,837	156,063
Terreno Realty Corp.	2,947	110,306
The GEO Group, Inc.	6,110	135,092
The Macerich Co.	5,323	274,773
TIER REIT, Inc.	3,063	66,375
UDR, Inc.	12,947	507,393
UMH Properties, Inc.	2,207	31,626
Uniti Group, Inc.	7,926	151,704
Universal Health Realty Income Trust (SBI)	754	48,331
Urban Edge Properties	6,648	136,218
Urstadt Biddle Properties, Inc. Class A	1,835	36,535
Ventas, Inc.	17,809	1,033,634
VEREIT, Inc.	48,502	355,520
Vornado Realty Trust	8,511	579,429
Washington Prime Group, Inc.	8,676	55,526
Washington REIT (SBI)	3,901	108,721
Weingarten Realty Investors (SBI)	5,599	157,444
Welltower, Inc.	18,193	1,202,012
Weyerhaeuser Co.	37,732	1,004,803
Whitestone REIT Class B	2,758	37,123
WP Carey, Inc.	5,106	337,047
Xenia Hotels & Resorts, Inc.	5,881	120,855
		48,083,113
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	473	11,934
CBRE Group, Inc. (a)	15,042	606,042
Colony NorthStar Credit Real Estate, Inc.	3,854	82,244
Forestar Group, Inc. (a)	182	3,276
HFF, Inc.	1,918	70,487
Howard Hughes Corp. (a)	1,981	220,921
Jones Lang LaSalle, Inc.	2,308	305,256
Kennedy-Wilson Holdings, Inc.	6,553	124,376
Marcus & Millichap, Inc. (a)	484	16,804
Newmark Group, Inc.	5,118	49,849
RE/MAX Holdings, Inc.	851	31,819
Realogy Holdings Corp. (b)	6,665	127,102
Retail Value, Inc. (a)	763	21,372
Tejon Ranch Co. (a)	511	9,709
The St. Joe Co. (a)	2,455	37,291
		1,718,482

TOTAL REAL ESTATE		49,801,595

UTILITIES - 3.0%
Electric Utilities - 1.7%
Allete, Inc.	2,607	192,918
Alliant Energy Corp.	11,523	495,259
American Electric Power Co., Inc.	24,283	1,781,401
Duke Energy Corp.	34,547	2,854,619
Edison International	16,156	1,121,065
El Paso Electric Co.	2,083	118,835
Entergy Corp.	8,841	742,202
Evergy, Inc.	6,919	387,395
Eversource Energy	15,663	990,841
Exelon Corp.	47,266	2,070,723
FirstEnergy Corp.	21,944	818,072
Hawaiian Electric Industries, Inc.	4,876	181,875
IDACORP, Inc.	2,571	239,771
MGE Energy, Inc.	2,004	125,210
NextEra Energy, Inc.	23,098	3,984,405
OGE Energy Corp.	9,958	359,982
Otter Tail Corp.	2,163	97,486
PG&E Corp.	25,566	1,196,744
Pinnacle West Capital Corp.	5,371	441,765
PNM Resources, Inc.	4,253	163,358
Portland General Electric Co.	4,589	206,872
PPL Corp.	33,512	1,018,765
Southern Co.	49,786	2,241,864
Spark Energy, Inc. Class A,	210	1,567
Vistra Energy Corp. (a)	14,101	319,106
Xcel Energy, Inc.	25,110	1,230,641
		23,382,741
Gas Utilities - 0.2%
Atmos Energy Corp.	5,373	500,119
Chesapeake Utilities Corp.	868	68,963
National Fuel Gas Co.	4,290	232,904
New Jersey Resources Corp.	4,300	193,930
Northwest Natural Holding Co.	1,270	82,283
ONE Gas, Inc.	2,589	204,298
South Jersey Industries, Inc.	3,722	109,948
Southwest Gas Holdings, Inc.	2,444	188,848
Spire, Inc.	2,403	174,410
UGI Corp.	8,556	453,981
		2,209,684
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	14,806	535,829
NRG Yield, Inc.:
Class A	2,607	50,628
Class C	1,766	34,631
Ormat Technologies, Inc.	1,634	83,612
Pattern Energy Group, Inc.	4,885	87,539
Terraform Power, Inc.	2,123	23,926
The AES Corp.	32,883	479,434
		1,295,599
Multi-Utilities - 0.9%
Ameren Corp.	12,006	775,347
Avangrid, Inc.	2,676	125,799
Avista Corp.	2,991	153,797
Black Hills Corp.	2,496	148,512
CenterPoint Energy, Inc.	21,470	579,905
CMS Energy Corp.	13,848	685,753
Consolidated Edison, Inc.	15,381	1,168,956
Dominion Resources, Inc.	31,615	2,257,943
DTE Energy Co.	8,884	998,562
MDU Resources Group, Inc.	10,584	264,177
NiSource, Inc.	16,707	423,690
NorthWestern Energy Corp.	2,634	154,774
Public Service Enterprise Group, Inc.	25,089	1,340,505
SCANA Corp.	6,959	278,708
Sempra Energy	12,395	1,364,937
Unitil Corp.	689	32,734
Vectren Corp.	3,622	259,082
WEC Energy Group, Inc.	15,545	1,063,278
		12,076,459
Water Utilities - 0.1%
American States Water Co.	2,127	130,215
American Water Works Co., Inc.	8,807	779,684
Aqua America, Inc.	8,450	274,879
AquaVenture Holdings Ltd. (a)	204	3,417
Cadiz, Inc. (a)	853	9,485
California Water Service Group	2,531	106,302
Connecticut Water Service, Inc.	666	46,034
Middlesex Water Co.	850	38,250
Select Energy Services, Inc. Class A (a)	389	3,719
SJW Corp.	686	41,661
		1,433,646

TOTAL UTILITIES		40,398,129

TOTAL COMMON STOCKS
(Cost $1,441,185,712)		1,361,498,470

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.23% (d)	10,933,042	10,935,228
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	8,040,315	8,041,119
TOTAL MONEY MARKET FUNDS
(Cost $18,976,347)		18,976,347
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,460,162,059)		1,380,474,817
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(16,328,900)
NET ASSETS - 100%		$1,364,145,917

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	Dec. 2018	$151,190	$3,353	$3,353
CME E-mini S&P 500 Index Contracts (United States)	18	Dec. 2018	2,439,990	48,183	48,183
TOTAL FUTURES CONTRACTS					$51,536

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$60,123
Fidelity Securities Lending Cash Central Fund	7,479
Total	$67,602

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$122,950,027	$122,950,027	$--	$--
Consumer Discretionary	138,688,134	138,688,134	--	--
Consumer Staples	90,611,302	90,611,302	--	--
Energy	72,603,481	72,603,481	--	--
Financials	194,385,922	194,385,922	--	--
Health Care	197,552,788	197,552,788	--	--
Industrials	136,979,273	136,979,273	--	--
Information Technology	282,000,461	282,000,461	--	--
Materials	35,527,358	35,526,416	--	942
Real Estate	49,801,595	49,801,595	--	--
Utilities	40,398,129	40,398,129	--	--
Money Market Funds	18,976,347	18,976,347	--	--
Total Investments in Securities:	$1,380,474,817	$1,380,473,875	$--	$942
Derivative Instruments:
Assets
Futures Contracts	$51,536	$51,536	$--	$--
Total Assets	$51,536	$51,536	$--	$--
Total Derivative Instruments:	$51,536	$51,536	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$51,536	$0
Total Equity Risk	51,536	0
Total Value of Derivatives	$51,536	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $7,915,679) — See accompanying schedule: Unaffiliated issuers (cost $1,441,185,712)	$1,361,498,470
Fidelity Central Funds (cost $18,976,347)	18,976,347
Total Investment in Securities (cost $1,460,162,059)		$1,380,474,817
Segregated cash with brokers for derivative instruments		100,210
Cash		50,728
Receivable for fund shares sold		18,486,060
Dividends receivable		981,762
Distributions receivable from Fidelity Central Funds		23,220
Receivable for daily variation margin on futures contracts		18,131
Total assets		1,400,134,928
Liabilities
Payable to custodian bank	$14,517
Payable for investments purchased	26,399,826
Payable for fund shares redeemed	1,533,504
Other payables and accrued expenses	57
Collateral on securities loaned	8,041,107
Total liabilities		35,989,011
Net Assets		$1,364,145,917
Net Assets consist of:
Paid in capital		$1,440,252,473
Total distributable earnings (loss)		(76,106,556)
Net Assets, for 142,650,209 shares outstanding		$1,364,145,917
Net Asset Value, offering price and redemption price per share ($1,364,145,917 ÷ 142,650,209 shares)		$9.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 2, 2018 (commencement of operations) to October 31, 2018
Investment Income
Dividends		$3,437,481
Income from Fidelity Central Funds		67,602
Total income		3,505,083
Expenses
Independent trustees' fees and expenses	$458
Total expenses		458
Net investment income (loss)		3,504,625
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,302
Fidelity Central Funds	(47)
Foreign currency transactions	(63)
Futures contracts	89,303
Total net realized gain (loss)		167,495
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(79,687,242)
Assets and liabilities in foreign currencies	7
Futures contracts	51,536
Total change in net unrealized appreciation (depreciation)		(79,635,699)
Net gain (loss)		(79,468,204)
Net increase (decrease) in net assets resulting from operations		$(75,963,579)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 2, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,504,625
Net realized gain (loss)	167,495
Change in net unrealized appreciation (depreciation)	(79,635,699)
Net increase (decrease) in net assets resulting from operations	(75,963,579)
Share transactions
Proceeds from sales of shares	1,515,817,577
Cost of shares redeemed	(75,708,081)
Net increase (decrease) in net assets resulting from share transactions	1,440,109,496
Total increase (decrease) in net assets	1,364,145,917
Net Assets
Beginning of period	–
End of period	$1,364,145,917
Other Information
Shares
Sold	150,238,900
Redeemed	(7,588,691)
Net increase (decrease)	142,650,209

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Total Market Index Fund

Year ended October 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	(.48)
Total from investment operations	(.44)
Net asset value, end of period	$9.56
Total ReturnC	(4.40)%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G
Expenses net of fee waivers, if anyF	- %G
Expenses net of all reductionsF	- %G
Net investment income (loss)	1.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,364,146
Portfolio turnover rateH	0%I,J

 A For the period August 2, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

 J Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund are funds of Fidelity Concord Street Trust, and Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund are funds of Fidelity Salem Street Trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Share transactions on each Statement of Changes in Net Assets may contain exchanges between affiliated funds.

During July 2018, the Board of Trustees approved the reorganization of Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund from Fidelity Salem Street Trust to Fidelity Concord Street Trust effective the close of business on January 11, 2019.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity ZERO International Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity ZERO Extended Market Index Fund	$76,499,351	$796,138	$(5,089,228)	$(4,293,090)
Fidelity ZERO International Index Fund	471,149,415	3,983,270	(31,552,958)	(27,569,688)
Fidelity ZERO Large Cap Index Fund	112,138,881	1,071,161	(6,126,224)	(5,055,063)
Fidelity ZERO Total Market Index Fund	1,460,162,556	17,466,756	(97,154,495)	(79,687,739)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity ZERO Extended Market Index Fund	$65,271	$–	$(6,977)	$(4,293,090)
Fidelity ZERO International Index Fund	1,591,778	–	(2,351,156)	(27,516,311)
Fidelity ZERO Large Cap Index Fund	95,570	–	(1,646)	(5,055,063)
Fidelity ZERO Total Market Index Fund	3,496,673	84,503	–	(79,687,732)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity ZERO Extended Market Index Fund	$(2,572)	$(4,405)	$(6,977)
Fidelity ZERO International Index Fund	(981,712)	(1,369,444)	(2,351,156)
Fidelity ZERO Large Cap Index Fund	–	(1,646)	(1,646)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period, except for Fidelity ZERO International Index Fund. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity ZERO Extended Market Index Fund	73,011,672	161,914
Fidelity ZERO International Index Fund	412,516,512	1,398,610
Fidelity ZERO Large Cap Index Fund	110,526,022	758,068
Fidelity ZERO Total Market Index Fund	1,446,694,083	4,595,486

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), and its affiliates provide the Funds with investment management services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except fees and expenses of the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity ZERO Extended Market Index Fund	$686	$5	$2,604
Fidelity ZERO International Index Fund	$244	$–	$–
Fidelity ZERO Large Cap Index Fund	$6	$–	$–
Fidelity ZERO Total Market Index Fund	$7,479	$41	$48,228

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2018 and the related statements of operations, the statements of changes in net assets and the financial highlights for the period from August 2, 2018 (commencement of operations) to October 31, 2018 for Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2018, and the results of its operations, the changes in their net assets and the financial highlights for the period from August 2, 2018 (commencement of operations) to October 31, 2018 for Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 14, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund (the "Funds"), each a fund of Fidelity Concord Street Trust, including the schedule of investments, as of October 31, 2018 and the related statements of operations, the statements of changes in net assets and the financial highlights for the period from September 13, 2018 (commencement of operations) to October 31, 2018 for Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2018, and the results of its operations, the changes in their net assets and the financial highlights for the period from September 13, 2018 (commencement of operations) to October 31, 2018 for Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 14, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers - Fidelity Concord Street Trust

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 283 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).
Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Trustees and Officers - Fidelity Salem Street Trust

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 260 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the period (August 2, 2018 to October 31, 2018) for Fidelity ZERO Total Market Index Fund and Fidelity ZERO International Index Fund and for the period (September 13, 2018 to October 31, 2018) for Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2018	Expenses Paid During Period
Fidelity ZERO Extended Market Index Fund	- %-B
Actual		$1,000.00	$899.00	$-C,D
Hypothetical-E		$1,000.00	$1,025.21	$-D,F
Fidelity ZERO International Index Fund	- %-B
Actual		$1,000.00	$913.00	$-C,D
Hypothetical-E		$1,000.00	$1,025.21	$-D,F
Fidelity ZERO Large Cap Index Fund	- %-B
Actual		$1,000.00	$935.00	$-C,D
Hypothetical-E		$1,000.00	$1,025.21	$-D,F
Fidelity ZERO Total Market Index Fund	- %-B
Actual		$1,000.00	$956.00	$-C,D
Hypothetical-E		$1,000.00	$1,025.21	$-D,F

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount less than .005%.

 C Actual expenses are equal to each Funds' annualized expense ratio, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the period August 2, 2018 to October 31, 2018) for Fidelity ZERO Total Market Index Fund and Fidelity ZERO International Index Fund and multiplied by 49/365 (to reflect the period September 13, 2018 to October 31, 2018) for Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund.

 D Amount less than $.005.

 E 5% return per year before expenses

 F Hypothetical expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity ZERO Extended Market Index Fund	12/17/2018	12/14/2018	$0.038	$0.000
Fidelity ZERO International Index Fund	12/17/2018	12/14/2018	$0.056	$0.000
Fidelity ZERO Large Cap Index Fund	12/17/2018	12/14/2018	$0.035	$0.000
Fidelity ZERO Total Market Index Fund	12/17/2018	12/14/2018	$0.053	$0.003

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity ZERO Total Market Index Fund	$84,503

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity ZERO Extended Market Index Fund
Fidelity ZERO Large Cap Index Fund  On July 18, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with FMR Co, Inc. (FMRC) and the sub-advisory agreement (together, the Advisory Contracts) for each fund with Geode Capital Management, LLC (Geode). FMRC and Geode are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund’s Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered that the fund will not pay FMRC a management fee for investment advisory services. In reviewing the Advisory Contracts, the Board also considered the projected total expense ratio of the fund. The Board noted that FMRC or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses.

Based on its review, the Board concluded that the funds’ management fees and projected total expense ratios were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds.

Economies of Scale.  The Board concluded that, because the fund will pay no advisory fees and FMRC or an affiliate will bear all expenses of the fund, with limited exceptions, economies of scale cannot be realized by the funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity ZERO International Index Fund
Fidelity ZERO Total Market Index Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreement (together, the Advisory Contracts) for each fund with Geode Capital Management, LLC (Geode). FMRC and Geode are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund will not pay FMRC a management fee for investment advisory services. In reviewing the Advisory Contracts, the Board also considered the projected total expense ratio of the fund. The Board noted that FMRC or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses.

Based on its review, the Board concluded that the funds' management fees and projected total expense ratios were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability  Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds.

Economies of Scale.  The Board concluded that, because the fund will pay no advisory fees and FMRC or an affiliate will bear all expenses of the fund, with limited exceptions, the realization of economies of scale was not a material factor in the Board’s decision to approve the funds’ Advisory Contracts.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be approved.

EML-ANN-1218
1.9891446.100

Item 2.

Code of Ethics

As of the end of the period, October 31, 2018, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Emerging Markets Index Fund, Fidelity Flex International Index Fund, Fidelity Global ex U.S. Index Fund, Fidelity International Sustainability Index Fund, Fidelity Series Global ex U.S. Index Fund, Fidelity Zero Total Market Index Fund and Fidelity Zero International Index Fund (the “Funds”):

Services Billed by Deloitte Entities

October 31, 2018 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Index Fund	$55,000	$100	$7,400	$1,600
Fidelity Flex International Index Fund	$53,000	$100	$6,200	$1,500
Fidelity Global ex U.S. Index Fund	$60,000	$100	$6,300	$1,700
Fidelity International Sustainability Index Fund	$42,000	$100	$6,000	$1,200
Fidelity Series Global ex U.S. Index Fund	$61,000	$100	$6,300	$1,700
Fidelity Zero Total Market Index Fund	$35,000	$-	$4,800	$200
Fidelity Zero International Index Fund	$47,000	$-	$6,000	$200

October 31, 2017 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Index Fund	$52,000	$100	$7,500	$1,500
Fidelity Flex International Index Fund	$45,000	$-	$6,100	$800
Fidelity Global ex U.S. Index Fund	$66,000	$100	$6,400	$1,600
Fidelity International Sustainability Index Fund	$36,000	$-	$6,100	$400
Fidelity Series Global ex U.S. Index Fund	$55,000	$100	$6,400	$1,600
Fidelity Zero Total Market Index Fund	$-	$-	$-	$-
Fidelity Zero International Index Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Zero Total Market Index Fund and Fidelity Zero International Index Fund commenced operations on August 2, 2018.

C Fidelity Flex International Index Fund commenced operations on March 9, 2017 and Fidelity International Sustainability Index Fund commenced operations on May 9, 2017.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI Emerging Markets Index Fund, Fidelity SAI International Index Fund, Fidelity SAI International Minimum Volatility Index Fund, Fidelity SAI International Value Index Fund, Fidelity SAI U.S. Minimum Volatility Index Fund, Fidelity Total International Index Fund and Fidelity U.S. Sustainability Index Fund (the “Funds”):

Services Billed by PwC

October 31, 2018 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Emerging Markets Index Fund	$49,000	$4,300	$3,900	$2,400
Fidelity SAI International Index Fund	$49,000	$4,300	$3,900	$2,400
Fidelity SAI International Minimum Volatility Index Fund	$45,000	$3,900	$3,500	$2,200
Fidelity SAI International Value Index Fund	$41,000	$3,000	$3,500	$1,700
Fidelity SAI U.S. Minimum Volatility Index Fund	$45,000	$3,900	$3,500	$2,200
Fidelity Total International Index Fund	$75,000	$6,000	$6,800	$3,500
Fidelity U.S. Sustainability Index Fund	$33,000	$2,900	$2,600	$1,700

October 31, 2017 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Emerging Markets Index Fund	$47,000	$4,500	$4,100	$2,300
Fidelity SAI International Index Fund	$47,000	$4,500	$5,500	$2,300
Fidelity SAI International Minimum Volatility Index Fund	$44,000	$4,200	$3,700	$2,100
Fidelity SAI International Value Index Fund	$-	$-	$-	$-
Fidelity SAI U.S. Minimum Volatility Index Fund	$43,000	$4,100	$3,700	$2,100
Fidelity Total International Index Fund	$46,000	$4,400	$4,300	$2,200
Fidelity U.S. Sustainability Index Fund	$33,000	$1,300	$2,800	$700

A Amounts may reflect rounding.

B Fidelity SAI International Value Index Fund commenced operations on December 19, 2017.

C Fidelity U.S. Sustainability Index Fund commenced operations on May 9, 2017.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2018A,B	October 31, 2017A,B,C
Audit-Related Fees	$290,000	$-
Tax Fees	$5,000	$25,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Zero Total Market Index Fund and Fidelity Zero International Index Funds’ commencement of operations.

C May include amounts billed prior to the Fidelity Flex International Index Fund and Fidelity International Sustainability Index Funds’ commencement of operations.

Services Billed by PwC

	October 31, 2018A,B	October 31, 2017A,B,C
Audit-Related Fees	$7,745,000	$12,525,000
Tax Fees	$20,000	$155,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI International Value Index Fund’s commencement of operations.

C May include amounts billed prior to the Fidelity U.S. Sustainability Index Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2018A,B	October 31, 2017A,B,C
Deloitte Entities	$805,000	$570,000
PwC	$10,830,000	$15,325,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Zero Total Market Index Fund, Fidelity Zero International Index Fund and Fidelity SAI International Value Index Funds’ commencement of operations.

C May include amounts billed prior to the Fidelity Flex International Index Fund, Fidelity International Sustainability Index Fund and Fidelity U.S. Sustainability Index Funds’ commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 26, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 26, 2018